UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and General Counsel of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015–June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2015

Semi-Annual Report

PACIFIC SELECT FUND

TABLE OF CONTENTS

PACIFIC SELECT FUND

The 2015 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income, and American Funds Asset Allocation Portfolios of the Pacific Select Fund. For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the Pacific Select Fund Semi-Annual Report included herein.

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 63.6%

Consumer Discretionary - 6.7%

Cedar Fair LP 5.250% due 03/15/21	$2,000,000	$2,065,000
DIRECTV Holdings LLC 3.950% due 01/15/25	3,000,000	2,942,646
Ford Motor Co 4.750% due 01/15/43	1,000,000	976,438
General Motors Co
5.200% due 04/01/45	2,000,000	1,990,278
6.250% due 10/02/43	1,000,000	1,117,356
GLP Capital LP 4.875% due 11/01/20	2,000,000	2,045,000
Lennar Corp 4.500% due 06/15/19	3,000,000	3,075,000
MGM Resorts International 6.750% due 10/01/20	2,000,000	2,124,600
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	1,100,000	1,086,250
Pinnacle Entertainment Inc 6.375% due 08/01/21	1,000,000	1,066,250
Signet UK Finance PLC 4.700% due 06/15/24	2,000,000	2,020,606
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,988,000	3,062,700
Standard Pacific Corp 6.250% due 12/15/21	2,000,000	2,130,000
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	1,800,000	1,861,875

		27,563,999

Consumer Staples - 1.6%

HJ Heinz Co 5.200% due 07/15/45 ~ #	950,000	975,830
Reynolds American Inc 5.850% due 08/15/45	750,000	791,382
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	3,000,000	3,082,500
Walgreens Boots Alliance Inc 3.300% due 11/18/21	2,000,000	1,986,732

		6,836,444

Energy - 6.2%

Cimarex Energy Co 5.875% due 05/01/22	1,000,000	1,075,000
Columbia Pipeline Group Inc 4.500% due 06/01/25 ~	2,000,000	1,973,886
Energy Transfer Partners LP
4.050% due 03/15/25	2,000,000	1,889,856
4.750% due 01/15/26	2,000,000	1,975,382
Ensco PLC 5.200% due 03/15/25	2,000,000	1,981,036
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	3,000,000	2,923,137
Kinder Morgan Inc 5.550% due 06/01/45	1,000,000	924,484
Linn Energy LLC 6.500% due 05/15/19	2,000,000	1,625,000
Petrobras Global Finance BV (Brazil)
4.375% due 05/20/23	2,000,000	1,748,400
5.375% due 01/27/21	2,000,000	1,929,600
Targa Resources Partners LP 4.125% due 11/15/19 ~	2,000,000	1,990,000
The Williams Cos Inc
3.700% due 01/15/23	3,000,000	2,794,428
4.550% due 06/24/24	1,000,000	969,513
Transocean Inc 3.000% due 10/15/17	2,000,000	1,945,000

		25,744,722

	Principal Amount	Value
Financials - 21.3%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19 ~	$1,500,000	$1,486,875
Ally Financial Inc 4.125% due 02/13/22	2,000,000	1,925,000
American International Group Inc 4.375% due 01/15/55	2,000,000	1,781,758
American Tower Corp REIT
4.000% due 06/01/25	1,700,000	1,658,368
5.000% due 02/15/24	1,000,000	1,057,592
Ares Capital Corp
3.875% due 01/15/20	3,000,000	3,045,774
4.875% due 11/30/18	1,000,000	1,048,600
Bank of America Corp
1.950% due 05/12/18	3,500,000	3,499,993
4.200% due 08/26/24	3,000,000	2,994,147
4.250% due 10/22/26	2,000,000	1,952,464
Bank of America NA 5.300% due 03/15/17	1,000,000	1,059,287
Citigroup Inc 4.400% due 06/10/25	2,000,000	1,993,514
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,000,000	2,988,987
Crown Castle Towers LLC 3.222% due 05/15/42 ~	1,600,000	1,574,560
Duke Realty LP REIT 3.625% due 04/15/23	4,000,000	3,955,644
Ford Motor Credit Co LLC 4.250% due 09/20/22	5,000,000	5,209,150
General Motors Financial Co Inc 4.375% due 09/25/21	4,000,000	4,156,196
HCP Inc REIT
3.400% due 02/01/25	2,000,000	1,878,644
4.000% due 06/01/25	2,000,000	1,958,970
Health Care REIT Inc 4.000% due 06/01/25	2,000,000	1,978,100
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	750,000	744,796
JPMorgan Chase & Co 3.875% due 09/10/24	3,000,000	2,946,330
Kilroy Realty LP REIT 3.800% due 01/15/23	4,000,000	3,990,792
Legg Mason Inc 2.700% due 07/15/19	1,000,000	1,009,286
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	2,000,000	2,151,186
Morgan Stanley
2.375% due 07/23/19	2,000,000	1,986,514
5.000% due 11/24/25	3,000,000	3,142,125
Neuberger Berman Group LLC 4.875% due 04/15/45 ~	1,000,000	906,927
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,000,000	3,015,615
Prudential Financial Inc 5.200% due 03/15/44 §	2,000,000	1,982,700
Senior Housing Properties Trust REIT 4.750% due 05/01/24	2,000,000	2,010,064
Synchrony Financial 3.750% due 08/15/21	3,000,000	3,023,685
The Goldman Sachs Group Inc 2.550% due 10/23/19	5,000,000	5,010,780
The Korea Development Bank (South Korea) 2.250% due 05/18/20	3,000,000	2,981,484
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,000,000	2,015,262
Ventas Realty LP REIT 3.500% due 02/01/25	2,000,000	1,917,180
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	2,000,000	1,977,618

		88,015,967

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Health Care - 3.6%

AbbVie Inc 3.600% due 05/14/25	$1,300,000	$1,285,557
Actavis Funding SCS 3.000% due 03/12/20	3,000,000	3,015,636
HCA Inc 6.500% due 02/15/20	4,000,000	4,480,000
Laboratory Corp of America Holdings 4.700% due 02/01/45	2,000,000	1,826,764
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	1,000,000	1,055,625
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	2,000,000	2,070,000
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	1,000,000	969,814

		14,703,396

Industrials - 11.5%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	1,624,802	1,661,360
Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	1,010,000	989,800
Air Lease Corp
3.875% due 04/01/21	4,000,000	4,050,000
4.250% due 09/15/24	2,000,000	1,990,000
American Airlines Pass-Through Trust ‘B’
3.700% due 11/01/24	1,000,000	980,000
4.375% due 04/01/24	953,903	968,211
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 06/20/24 ~	1,914,711	2,024,998
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	3,504,317	3,714,576
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,843,718	1,878,011
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	3,326,841	3,559,720
4.950% due 11/23/20	945,965	1,002,723
ERAC USA Finance LLC 3.850% due 11/15/24 ~	1,000,000	1,004,169
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	1,451,563	1,451,563
HD Supply Inc 5.250% due 12/15/21 ~	2,000,000	2,035,000
International Lease Finance Corp (Netherlands) 7.125% due 09/01/18 ~	1,000,000	1,117,500
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29 ~	3,000,000	2,973,750
Owens Corning
4.200% due 12/15/22	2,000,000	2,027,898
4.200% due 12/01/24	1,000,000	982,027
Penske Truck Leasing Co LP 3.375% due 02/01/22 ~	2,000,000	1,939,374
The ADT Corp 6.250% due 10/15/21	2,000,000	2,110,000
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	5,000,000	5,087,500
United Rentals North America Inc 4.625% due 07/15/23	2,000,000	1,968,700
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,731,245	1,800,495

		47,317,375

	Principal Amount	Value
Information Technology - 1.6%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21 ~	$2,000,000	$1,977,074
Arrow Electronics Inc 3.500% due 04/01/22	2,000,000	1,969,820
CommScope Inc 4.375% due 06/15/20 ~	800,000	810,000
NetApp Inc 3.375% due 06/15/21	2,000,000	1,971,222

		6,728,116

Materials - 5.6%

ArcelorMittal (Luxembourg)
5.125% due 06/01/20	175,000	177,844
6.250% due 03/01/21	2,000,000	2,102,500
Ardagh Packaging Finance PLC (Luxembourg) 3.286% due 12/15/19 § ~	3,000,000	2,928,750
Fibria Overseas Finance Ltd (Brazil) 5.250% due 05/12/24	1,000,000	1,005,000
Freeport-McMoRan Inc 3.550% due 03/01/22	2,000,000	1,851,912
Glencore Funding LLC (Switzerland)
2.125% due 04/16/18 ~	1,000,000	992,645
4.125% due 05/30/23 ~	4,500,000	4,355,127
International Paper Co 3.800% due 01/15/26	1,000,000	982,828
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	2,000,000	1,990,000
Sealed Air Corp 6.500% due 12/01/20 ~	1,000,000	1,107,500
Southern Copper Corp (Mexico) 5.250% due 11/08/42	1,000,000	872,840
Tronox Finance LLC 6.375% due 08/15/20	2,000,000	1,865,000
Vale SA (Brazil) 5.625% due 09/11/42	1,000,000	847,170
Yamana Gold Inc (Canada) 4.950% due 07/15/24	2,000,000	1,927,304

		23,006,420

Telecommunication Services - 2.5%

CC Holdings GS V LLC 3.849% due 04/15/23	2,000,000	1,964,760
Verizon Communications Inc
3.500% due 11/01/24	4,000,000	3,892,500
5.150% due 09/15/23	4,000,000	4,390,024

		10,247,284

Utilities - 3.0%

American Transmission Systems Inc 5.000% due 09/01/44 ~	1,000,000	1,016,508
Dynegy Inc 6.750% due 11/01/19 ~	2,000,000	2,091,000
Exelon Corp 5.100% due 06/15/45	3,000,000	3,008,193
IPALCO Enterprises Inc 3.450% due 07/15/20 ~	750,000	750,000
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	3,500,000	3,672,263
NRG Energy Inc 6.625% due 03/15/23	1,000,000	1,035,000
Talen Energy Supply LLC 6.500% due 06/01/25 ~	1,000,000	1,001,250

		12,574,214

Total Corporate Bonds & Notes (Cost $269,756,986)		262,737,937

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 20.3%

Consumer Discretionary - 8.1%

Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	$1,994,949	$1,988,578
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	2,992,405	2,743,661
Cequel Communications LLC due 02/14/19 µ	2,000,000	1,994,366
ClubCorp Club Operations Inc 4.250% due 06/24/20 §	3,000,000	3,013,125
Dollar Tree Inc Term B1 3.500% due 03/09/22 §	1,670,886	1,673,671
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	3,000,000	2,970,750
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,968,421	1,970,608
Interactive Data Corp 4.750% due 05/02/21 §	997,481	1,001,638
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	2,992,405	2,982,868
Leonardo Acquisition Corp 4.250% due 01/31/21 §	989,933	989,007
Michaels Stores Inc Term B2 4.000% due 01/28/20 §	2,992,462	3,003,062
New Red Finance Term B (Canada) 3.750% due 12/10/21 §	2,297,218	2,298,653
PetSmart Inc Term B 4.250% due 03/11/22 §	2,000,000	2,000,340
Seminole Tribe of Florida 3.000% due 04/29/20 §	1,959,302	1,960,527
Spin Holdco Inc Term B (United Kingdom) 4.250% due 11/14/19 §	1,994,987	1,992,805
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	1,000,000	1,003,125

		33,586,784

Consumer Staples - 1.2%

Albertson’s LLC
Term B2
5.375% due 03/21/19 §	997,500	1,002,800
Term B4
5.500% due 08/25/21 §	997,500	1,003,791
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	1,996,656	2,000,549
Smart & Final Stores LLC (1st Lien) 4.000% due 11/15/19 §	1,000,000	999,375

		5,006,515

Financials - 1.7%

AmWINS Group LLC 5.250% due 09/06/19 §	1,994,893	2,013,060
First Data Corp 3.687% due 09/24/18 §	2,000,000	1,996,876
Hub International Ltd Term B 4.000% due 10/02/20 §	1,994,949	1,983,521
Realogy Corp Term B 3.750% due 03/05/20 §	997,468	996,845

		6,990,302

Health Care - 1.7%

Community Health Systems Inc Term H 4.000% due 01/27/21 §	4,000,000	4,010,276
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,992,327	3,000,275

		7,010,551

	Principal Amount	Value
Industrials - 3.4%

AlixPartners LLP Term B2 (Luxembourg) 4.000% due 07/10/20 §	$2,992,482	$2,981,883
Gates Global Inc Term B 4.250% due 07/05/21 §	1,994,975	1,967,721
HD Supply Inc Term B 4.000% due 06/28/18 §	2,000,000	2,004,250
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	2,992,386	2,988,645
Sensata Technologies BV Term B (Netherlands) 3.000% due 10/14/21 §	997,500	1,002,043
Transdigm Inc
Term D
3.750% due 06/04/21 §	1,994,962	1,982,027
Term E
3.500% due 05/14/22 §	997,620	987,199

		13,913,768

Information Technology - 0.5%

Avago Technologies Cayman Ltd Term B (Singapore) 3.750% due 05/06/21 §	1,994,210	1,999,875

Materials - 2.3%

Ardagh Holdings USA Inc (Luxembourg) 4.000% due 12/17/19 §	1,994,949	1,996,446
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	1,994,962	2,007,742
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	3,989,848	3,552,213
Novelis Inc Term B (India) 4.000% due 06/02/22 §	2,000,000	1,992,500

		9,548,901

Telecommunication Services - 1.4%

Level 3 Financing Inc
4.000% due 08/01/19 §	2,000,000	2,000,312
Term B
4.000% due 01/15/20 §	2,000,000	2,001,500
Zayo Group LLC Term B 3.750% due 05/06/21 §	1,995,000	1,982,687

		5,984,499

Total Senior Loan Notes (Cost $84,769,186)		84,041,195

U.S. GOVERNMENT AGENCY ISSUE - 1.1%

Fannie Mae 1.875% due 09/18/18	4,500,000	4,600,247

Total U.S. Government Agency Issue (Cost $4,608,656)		4,600,247

U.S. TREASURY OBLIGATIONS - 8.5%

U.S. Treasury Bonds - 0.5%

3.125% due 02/15/43	2,000,000	1,993,594

U.S. Treasury Notes - 8.0%

0.625% due 10/15/16	3,000,000	3,007,032
0.625% due 02/15/17	3,500,000	3,503,829
0.750% due 03/15/17	3,500,000	3,511,757
1.250% due 01/31/19	2,500,000	2,499,415
1.375% due 07/31/18	3,500,000	3,533,085
1.375% due 09/30/18	3,500,000	3,526,796

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
1.500% due 10/31/19	$2,500,000	$2,499,415
2.000% due 10/31/21	3,500,000	3,503,007
2.125% due 12/31/21	3,500,000	3,524,335
2.250% due 11/15/24	2,000,000	1,984,532
2.375% due 08/15/24	2,000,000	2,007,968

		33,101,171

Total U.S. Treasury Obligations (Cost $35,575,063)		35,094,765

FOREIGN GOVERNMENT BONDS & NOTES - 2.5%

Chile Government (Chile) 2.250% due 10/30/22	3,000,000	2,907,000
Mexico Government (Mexico)
3.500% due 01/21/21	1,000,000	1,023,500
3.625% due 03/15/22	1,000,000	1,016,500
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	1,994,168
Republic of Korea (South Korea) 3.875% due 09/11/23	3,000,000	3,244,650

Total Foreign Government Bonds & Notes (Cost $10,348,300)		10,185,818

SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $10,174,418; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $10,380,800)	10,174,418	10,174,418

Total Short-Term Investment (Cost $10,174,418)		10,174,418

TOTAL INVESTMENTS - 98.5% (Cost $415,232,609)		406,834,380

OTHER ASSETS & LIABILITIES, NET - 1.5%		6,048,893

NET ASSETS - 100.0%		$412,883,273

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	63.6%
Senior Loan Notes	20.3%
U.S. Treasury Obligations	8.5%
Others (each less than 3.0%)	6.1%

98.5%
Other Assets & Liabilities, Net	1.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$262,737,937	$-	$262,737,937	$-
	Senior Loan Notes	84,041,195	-	84,041,195	-
	U.S. Government Agency Issue	4,600,247	-	4,600,247	-
	U.S. Treasury Obligations	35,094,765	-	35,094,765	-
	Foreign Government Bonds & Notes	10,185,818	-	10,185,818	-
	Short-Term Investment	10,174,418	-	10,174,418	-

	Total	$406,834,380	$-	$406,834,380	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Financials - 0.2%

Citigroup Capital XIII	61,350	$1,592,646
GMAC Capital Trust I	229,331	5,958,019

		7,550,665

Total Preferred Stocks (Cost $7,267,172)		7,550,665

	Principal Amount

CORPORATE BONDS & NOTES - 33.7%

Consumer Discretionary - 2.6%

21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	1,160,808
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	3,760,000	3,742,328
Amazon.com Inc 4.950% due 12/05/44	4,190,000	4,084,098
CCO Holdings LLC 7.000% due 01/15/19	561,000	583,440
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	2,840,000	3,901,794
Comcast Corp 3.375% due 08/15/25	2,940,000	2,902,712
5.150% due 03/01/20	1,658,000	1,866,006
5.650% due 06/15/35	290,000	328,157
5.700% due 05/15/18	5,000,000	5,570,465
6.450% due 03/15/37	810,000	999,924
6.500% due 11/15/35	630,000	783,058
6.550% due 07/01/39	1,880,000	2,354,488
6.950% due 08/15/37	740,000	961,061
Cox Communications Inc 4.700% due 12/15/42 ~	70,000	59,897
DISH DBS Corp 5.125% due 05/01/20	380,000	385,225
5.875% due 07/15/22	1,110,000	1,090,575
5.875% due 11/15/24	5,276,000	5,081,447
6.750% due 06/01/21	90,000	94,050
Family Tree Escrow LLC 5.250% due 03/01/20 ~	1,620,000	1,703,025
Ford Motor Co 4.750% due 01/15/43	8,920,000	8,709,827
General Motors Co 6.250% due 10/02/43	570,000	636,893
Hilton Worldwide Finance LLC 5.625% due 10/15/21	4,640,000	4,842,768
McDonald’s Corp 6.300% due 10/15/37	495,000	585,508
MGM Resorts International 6.625% due 12/15/21	800,000	840,000
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,050,196
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	736,318
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	1,840,000	1,895,200
Numericable-SFR SAS (France) 6.000% due 05/15/22 ~	1,860,000	1,837,912
QVC Inc 5.950% due 03/15/43	100,000	94,534
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	2,150,000	2,128,500

	Principal Amount	Value
Time Warner Cable Inc 4.125% due 02/15/21	$2,120,000	$2,189,347
5.500% due 09/01/41	1,440,000	1,343,318
5.875% due 11/15/40	930,000	900,543
6.750% due 06/15/39	1,050,000	1,119,880
7.300% due 07/01/38	1,130,000	1,273,413
8.250% due 04/01/19	5,445,000	6,404,964
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,215,337
Time Warner Inc 4.700% due 01/15/21	410,000	443,167
6.250% due 03/29/41	450,000	515,039
7.700% due 05/01/32	9,300,000	12,218,619
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,083,173
Univision Communications Inc 6.750% due 09/15/22 ~	2,521,000	2,675,411
Viacom Inc 4.250% due 09/01/23	1,210,000	1,220,073
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	900,000	930,937

		98,543,435

Consumer Staples - 3.5%

Altria Group Inc 2.850% due 08/09/22	7,200,000	6,923,398
4.750% due 05/05/21	4,000,000	4,335,808
5.375% due 01/31/44	2,730,000	2,901,163
9.250% due 08/06/19	3,330,000	4,185,270
9.950% due 11/10/38	740,000	1,191,792
10.200% due 02/06/39	290,000	477,639
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	8,320,000	7,999,156
5.000% due 04/15/20	1,360,000	1,519,803
5.375% due 01/15/20	2,300,000	2,593,705
Constellation Brands Inc 4.250% due 05/01/23	820,000	809,750
6.000% due 05/01/22	850,000	928,812
CVS Health Corp 2.750% due 12/01/22	6,800,000	6,558,022
5.750% due 05/15/41	320,000	366,858
CVS Pass-Through Trust 5.298% due 01/11/27 ~	688,735	746,796
6.036% due 12/10/28	3,144,466	3,580,701
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,054,131
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	5,620,000	5,496,360
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	1,530,000	1,530,742
HJ Heinz Co 3.950% due 07/15/25 ~	3,200,000	3,224,512
4.875% due 02/15/25 ~	3,550,000	3,873,937
5.000% due 07/15/35 ~	1,680,000	1,706,877
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,540,000	1,533,167
Kraft Foods Group Inc 3.500% due 06/06/22	4,540,000	4,553,733
5.375% due 02/10/20	1,219,000	1,360,938
Lorillard Tobacco Co 8.125% due 06/23/19	1,220,000	1,445,576
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	504,662
Mondelez International Inc 4.000% due 02/01/24	5,240,000	5,429,526

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
PepsiCo Inc 0.700% due 08/13/15	$5,470,000	$5,472,177
7.900% due 11/01/18	1,498,000	1,788,440
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	8,980,000	9,444,104
5.500% due 01/15/42 ~	470,000	499,872
Philip Morris International Inc 2.500% due 08/22/22	2,560,000	2,464,724
2.900% due 11/15/21	1,460,000	1,472,987
4.500% due 03/20/42	2,080,000	2,024,100
6.375% due 05/16/38	1,970,000	2,414,361
Reynolds American Inc 3.250% due 06/12/20	1,810,000	1,833,800
3.250% due 11/01/22	2,350,000	2,264,302
5.850% due 08/15/45	4,370,000	4,611,119
6.150% due 09/15/43	330,000	354,474
6.750% due 06/15/17	1,207,000	1,319,362
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	1,450,000	1,489,875
6.875% due 02/15/21	1,380,000	1,445,550
RJ Reynolds Tobacco Co 3.750% due 05/20/23	3,660,000	3,570,722
The Kroger Co 6.400% due 08/15/17	2,610,000	2,874,576
Tyson Foods Inc 5.150% due 08/15/44	820,000	843,399
Wal-Mart Stores Inc 5.250% due 09/01/35	930,000	1,054,757
5.375% due 04/05/17	915,000	987,432
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	680,000	689,792
2.900% due 10/21/19 ~	2,380,000	2,423,887
3.375% due 10/21/20 ~	750,000	773,057

		132,949,703

Energy - 4.8%

Anadarko Petroleum Corp
6.375% due 09/15/17	145,000	159,163
8.700% due 03/15/19	5,485,000	6,633,054
Antero Resources Corp 5.375% due 11/01/21	1,050,000	1,023,750
Apache Corp 3.250% due 04/15/22	492,000	484,026
6.000% due 01/15/37	1,010,000	1,089,676
6.900% due 09/15/18	5,000,000	5,723,650
Arch Coal Inc 7.000% due 06/15/19	2,890,000	433,500
Atwood Oceanics Inc 6.500% due 02/01/20	1,140,000	1,105,800
Baker Hughes Inc
3.200% due 08/15/21	200,000	203,470
7.500% due 11/15/18	4,060,000	4,769,388
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	3,361,000	3,383,714
3.506% due 03/17/25	870,000	857,688
3.561% due 11/01/21	220,000	228,257
California Resources Corp 6.000% due 11/15/24	2,140,000	1,848,425
Chesapeake Energy Corp
5.750% due 03/15/23	220,000	200,200
6.125% due 02/15/21	1,990,000	1,875,575
6.500% due 08/15/17	650,000	668,688
6.875% due 11/15/20	520,000	509,600
CNOOC Finance LLC (China) 3.500% due 05/05/25	8,380,000	8,064,736
Concho Resources Inc
5.500% due 04/01/23	960,000	964,800
6.500% due 01/15/22	1,526,000	1,598,485
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,289,245

	Principal Amount	Value
Continental Resources Inc
4.500% due 04/15/23	$650,000	$626,983
5.000% due 09/15/22	420,000	412,390
Devon Energy Corp
3.250% due 05/15/22	1,200,000	1,186,476
5.000% due 06/15/45	3,500,000	3,456,071
7.950% due 04/15/32	2,810,000	3,651,963
Ecopetrol SA (Colombia)
5.375% due 06/26/26	3,720,000	3,687,450
5.875% due 05/28/45	3,580,000	3,177,250
Enterprise Products Operating LLC
6.300% due 09/15/17	2,430,000	2,677,872
6.500% due 01/31/19	2,100,000	2,394,632
8.375% due 08/01/66 §	3,000,000	3,150,000
Freeport-McMoran Oil & Gas LLC
6.125% due 06/15/19	3,738,000	3,957,607
6.500% due 11/15/20	527,000	558,620
6.875% due 02/15/23	940,000	1,010,500
Hess Corp 8.125% due 02/15/19	2,850,000	3,374,688
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	2,942,530
Key Energy Services Inc 6.750% due 03/01/21	3,480,000	2,070,600
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	2,180,000	2,517,869
Kinder Morgan Inc 5.000% due 02/15/21 ~	1,720,000	1,812,220
MarkWest Energy Partners LP
4.875% due 12/01/24	3,090,000	3,035,925
5.500% due 02/15/23	1,680,000	1,738,800
Noble Energy Inc
5.250% due 11/15/43	1,130,000	1,101,161
6.000% due 03/01/41	200,000	211,774
8.250% due 03/01/19	3,290,000	3,920,555
Occidental Petroleum Corp 3.125% due 02/15/22	1,350,000	1,353,073
Penn Virginia Resource Partners LP 8.375% due 06/01/20	2,041,000	2,217,036
Petrobras Global Finance BV (Brazil)
5.375% due 01/27/21	15,300,000	14,761,440
6.250% due 03/17/24	5,750,000	5,565,827
7.875% due 03/15/19	3,600,000	3,831,948
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,706,590
6.000% due 03/05/20	2,000,000	2,240,000
6.375% due 01/23/45	3,990,000	4,134,837
6.625% due 06/15/35	1,280,000	1,372,800
8.000% due 05/03/19	2,130,000	2,508,075
QEP Resources Inc
5.250% due 05/01/23	1,390,000	1,337,875
6.875% due 03/01/21	2,190,000	2,283,075
Range Resources Corp
4.875% due 05/15/25 ~	160,000	156,024
5.000% due 08/15/22	530,000	522,050
5.000% due 03/15/23	3,030,000	2,984,550
Regency Energy Partners LP
4.500% due 11/01/23	520,000	504,400
5.875% due 03/01/22	1,770,000	1,884,802
6.500% due 07/15/21	680,000	719,950
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	680,000	697,000
5.750% due 05/15/24	1,030,000	1,031,288
Samson Investment Co 9.750% due 02/15/20	3,160,000	197,500
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	53,739
SESI LLC 7.125% due 12/15/21	850,000	905,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Shelf Drilling Holdings Ltd (United Arab Emirates) 8.625% due 11/01/18 ~	$680,000	$608,600
Shell International Finance BV (Netherlands)
4.125% due 05/11/35	1,570,000	1,537,223
4.375% due 03/25/20	4,150,000	4,544,350
4.375% due 05/11/45	1,750,000	1,727,817
Sinopec Group Overseas Development Ltd (China)
2.750% due 05/17/17 ~	2,400,000	2,443,236
4.375% due 04/10/24 ~	6,760,000	7,098,331
The Williams Cos Inc
7.500% due 01/15/31	5,935,000	6,496,303
7.875% due 09/01/21	440,000	516,644
Transocean Inc 5.550% due 12/15/16	1,370,000	1,428,184
Williams Partners LP
4.875% due 05/15/23	800,000	790,402
4.875% due 03/15/24	1,010,000	994,062
6.125% due 07/15/22	2,495,000	2,639,421

		179,582,528

Financials - 12.0%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19 ~	2,590,000	2,567,337
Ally Financial Inc 7.500% due 09/15/20	32,000	37,360
American Honda Finance Corp (Japan) 1.000% due 08/11/15 ~	5,100,000	5,103,412
American International Group Inc 5.850% due 01/16/18	2,000,000	2,205,300
ANZ New Zealand International Ltd (Australia) 1.850% due 10/15/15 ~	2,630,000	2,639,870
Bank of America Corp
2.600% due 01/15/19	7,240,000	7,320,169
3.300% due 01/11/23	1,190,000	1,172,426
3.875% due 03/22/17	1,230,000	1,279,168
4.000% due 04/01/24	10,280,000	10,465,348
4.125% due 01/22/24	9,345,000	9,588,456
4.200% due 08/26/24	4,930,000	4,920,382
4.875% due 04/01/44	6,140,000	6,238,050
5.000% due 05/13/21	5,590,000	6,138,206
5.000% due 01/21/44	8,740,000	9,076,752
5.625% due 07/01/20	600,000	676,246
5.650% due 05/01/18	2,070,000	2,274,284
5.700% due 05/02/17	1,520,000	1,622,152
5.750% due 12/01/17	560,000	610,289
6.250% § ±	6,230,000	6,210,562
7.625% due 06/01/19	1,400,000	1,661,656
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	185,143
BNP Paribas SA (France) 2.375% due 09/14/17	2,600,000	2,639,905
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,390,206
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,558,929
CIT Group Inc
4.250% due 08/15/17	1,840,000	1,872,200
5.000% due 08/01/23	1,330,000	1,313,375
5.375% due 05/15/20	290,000	303,050
Citigroup Inc
3.500% due 05/15/23	2,380,000	2,324,625
4.400% due 06/10/25	4,900,000	4,884,109
5.500% due 09/13/25	4,580,000	4,952,423
5.900% § ±	1,070,000	1,056,625
5.950% § ±	8,860,000	8,597,375
6.000% due 08/15/17	5,155,000	5,608,954
6.125% due 11/21/17	100,000	109,892

	Principal Amount	Value
6.300% § ±	$3,900,000	$3,812,250
6.625% due 06/15/32	480,000	568,296
6.675% due 09/13/43	1,100,000	1,332,542
8.500% due 05/22/19	610,000	744,151
Commonwealth Bank of Australia (Australia)
1.250% due 09/18/15	5,540,000	5,548,659
5.000% due 10/15/19 ~	1,060,000	1,181,134
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.625% due 12/01/23	5,690,000	5,872,899
5.750% due 12/01/43	2,730,000	3,003,579
11.000% § ± ~	4,830,000	6,140,137
Credit Agricole SA (France) 8.375% § ± ~	9,290,000	10,822,850
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.875% due 05/15/45 ~	3,840,000	3,695,628
Daimler Finance North America LLC (Germany)
1.300% due 07/31/15 ~	2,310,000	2,311,067
2.625% due 09/15/16 ~	5,390,000	5,480,714
First Data Corp
6.750% due 11/01/20 ~	370,000	391,971
11.750% due 08/15/21	188,000	211,970
12.625% due 01/15/21	480,000	555,600
Ford Motor Credit Co LLC
3.664% due 09/08/24	2,770,000	2,734,530
5.750% due 02/01/21	1,270,000	1,425,628
8.125% due 01/15/20	1,940,000	2,369,588
General Electric Capital Corp
1.625% due 07/02/15	1,360,000	1,360,000
3.150% due 09/07/22	4,780,000	4,798,073
4.375% due 09/16/20	1,380,000	1,502,371
4.650% due 10/17/21	340,000	372,510
5.300% due 02/11/21	4,810,000	5,407,296
5.875% due 01/14/38	1,570,000	1,888,208
6.000% due 08/07/19	9,730,000	11,120,368
6.150% due 08/07/37	1,105,000	1,372,433
6.875% due 01/10/39	1,940,000	2,601,878
General Motors Financial Co Inc
2.750% due 05/15/16	930,000	941,280
3.250% due 05/15/18	700,000	716,920
3.450% due 04/10/22	450,000	440,653
4.250% due 05/15/23	1,250,000	1,265,337
4.375% due 09/25/21	930,000	966,316
Goldman Sachs Capital II 4.000% § ±	8,875,000	6,778,281
HSBC Bank USA NA (United Kingdom) 7.000% due 01/15/39	3,840,000	4,963,910
HSBC Finance Corp (United Kingdom) 6.676% due 01/15/21	570,000	659,602
HSBC Holdings PLC (United Kingdom)
4.250% due 03/14/24	3,300,000	3,334,416
6.375% § ±	3,840,000	3,854,400
Hyundai Capital America (South Korea) 2.125% due 10/02/17 ~	1,370,000	1,383,867
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	5,370,000	5,865,877
Intesa Sanpaolo SPA (Italy)
3.125% due 01/15/16	1,090,000	1,098,452
3.625% due 08/12/15 ~	2,330,000	2,335,832
5.017% due 06/26/24 ~	10,270,000	9,982,081
JPMorgan Chase & Co
3.375% due 05/01/23	4,290,000	4,167,396
3.875% due 09/10/24	4,790,000	4,704,307
4.250% due 10/15/20	3,230,000	3,452,964
4.350% due 08/15/21	690,000	737,593
4.500% due 01/24/22	2,310,000	2,475,477
4.950% due 06/01/45	4,380,000	4,258,661

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
JPMorgan Chase Bank NA 6.000% due 10/01/17	$8,000,000	$8,724,136
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	353,844
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	3,000,000	3,003,147
M&T Bank Corp 6.875% ±	10,130,000	10,357,925
MetLife Inc 4.750% due 02/08/21	2,370,000	2,617,129
Morgan Stanley
4.750% due 03/22/17	600,000	633,042
5.450% due 01/09/17	5,155,000	5,463,321
National Australia Bank Ltd (Australia) 1.600% due 08/07/15	2,000,000	2,002,172
Navient Corp 8.000% due 03/25/20	3,380,000	3,777,150
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,522,029
Royal Bank of Scotland Group PLC (United Kingdom)
2.550% due 09/18/15	980,000	982,790
5.125% due 05/28/24	6,260,000	6,255,073
6.000% due 12/19/23	4,240,000	4,491,686
6.100% due 06/10/23	3,870,000	4,116,306
6.125% due 12/15/22	1,910,000	2,057,406
6.400% due 10/21/19	370,000	413,568
7.640% § ±	600,000	644,100
7.648% § ±	560,000	700,000
Royal Bank of Scotland NV (United Kingdom) 4.650% due 06/04/18	1,310,000	1,375,165
Santander US Debt SAU (Spain) 3.781% due 10/07/15 ~	2,750,000	2,769,184
Standard Chartered PLC (United Kingdom)
5.700% due 03/26/44 ~	8,620,000	8,973,437
6.409% § ± ~	3,900,000	4,056,000
State Street Corp 4.956% due 03/15/18	8,180,000	8,794,719
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	1,300,000	1,316,453
3.150% due 07/22/15 ~	2,290,000	2,292,675
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,614,101
The Goldman Sachs Group Inc
3.850% due 07/08/24	4,190,000	4,199,377
5.150% due 05/22/45	1,010,000	974,600
5.250% due 07/27/21	1,570,000	1,743,092
5.750% due 01/24/22	400,000	454,889
5.950% due 01/15/27	3,270,000	3,665,990
6.000% due 06/15/20	6,360,000	7,267,400
6.250% due 02/01/41	9,880,000	11,679,879
6.750% due 10/01/37	4,145,000	4,868,771
Toyota Motor Credit Corp (Japan) 1.250% due 10/05/17	5,450,000	5,464,753
Voya Financial Inc 2.900% due 02/15/18	700,000	718,449
Wachovia Capital Trust III 5.570% § ±	6,950,000	6,880,500
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	4,730,000	4,677,067
Wells Fargo & Co
1.500% due 01/16/18	1,730,000	1,726,594
3.450% due 02/13/23	4,330,000	4,305,436
3.676% due 06/15/16 §	2,830,000	2,907,259
4.600% due 04/01/21	6,240,000	6,835,914
4.650% due 11/04/44	1,160,000	1,110,382
5.375% due 11/02/43	2,030,000	2,164,743
5.606% due 01/15/44	3,567,000	3,906,921

	Principal Amount	Value
Wells Fargo Bank NA 6.000% due 11/15/17	$2,800,000	$3,084,802
ZFS Finance USA Trust II (Switzerland) 6.450% due 12/15/65 § ~	2,565,000	2,636,230

		451,193,794

Health Care - 2.5%

AbbVie Inc
1.750% due 11/06/17	2,910,000	2,920,095
3.600% due 05/14/25	4,000,000	3,955,560
Actavis Funding SCS
3.450% due 03/15/22	2,150,000	2,130,818
3.800% due 03/15/25	3,020,000	2,968,062
4.550% due 03/15/35	1,230,000	1,169,680
4.750% due 03/15/45	1,600,000	1,522,474
Amgen Inc
3.625% due 05/22/24	1,270,000	1,260,400
5.375% due 05/15/43	740,000	785,447
Anthem Inc
1.250% due 09/10/15	1,210,000	1,210,721
3.125% due 05/15/22	3,300,000	3,208,257
3.700% due 08/15/21	220,000	225,171
7.000% due 02/15/19	1,290,000	1,473,545
Baxalta Inc 5.250% due 06/23/45 ~	1,410,000	1,415,904
Becton Dickinson & Co
3.734% due 12/15/24	2,150,000	2,143,797
4.685% due 12/15/44	740,000	724,141
Catholic Health Initiatives 4.350% due 11/01/42	420,000	383,591
Celgene Corp 3.625% due 05/15/24	830,000	830,573
DaVita HealthCare Partners Inc
5.000% due 05/01/25	1,680,000	1,621,200
5.125% due 07/15/24	3,600,000	3,546,000
Fresenius Medical Care US Finance I Inc (Germany) 5.750% due 02/15/21 ~	1,230,000	1,316,100
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	1,080,000	1,089,450
5.875% due 01/31/22 ~	1,220,000	1,305,400
Gilead Sciences Inc 3.700% due 04/01/24	4,550,000	4,648,034
GlaxoSmithKline Capital Inc (United Kingdom) 6.375% due 05/15/38	3,105,000	3,903,901
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	4,550,000	4,509,974
HCA Inc
4.250% due 10/15/19	2,120,000	2,173,000
5.375% due 02/01/25	100,000	101,250
6.500% due 02/15/20	940,000	1,052,800
7.500% due 02/15/22	3,690,000	4,243,500
Humana Inc
3.150% due 12/01/22	970,000	935,989
4.625% due 12/01/42	1,090,000	1,041,556
Medtronic Inc
3.125% due 03/15/22	430,000	435,717
3.500% due 03/15/25 ~	6,730,000	6,715,840
4.450% due 03/15/20	2,110,000	2,301,151
Merck & Co Inc 2.750% due 02/10/25	2,380,000	2,281,523
Omnicare Inc 4.750% due 12/01/22	650,000	692,250
Perrigo Co PLC 4.000% due 11/15/23	1,130,000	1,145,636
Pfizer Inc
6.200% due 03/15/19	270,000	308,792
7.200% due 03/15/39	5,000,000	6,888,830

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Roche Holdings Inc (Switzerland) 6.000% due 03/01/19 ~	$1,297,000	$1,475,705
Teva Pharmaceutical Finance Co BV (Israel) 3.650% due 11/10/21	91,000	92,775
Thermo Fisher Scientific Inc
3.600% due 08/15/21	1,590,000	1,618,952
5.300% due 02/01/44	320,000	338,293
UnitedHealth Group Inc
3.875% due 10/15/20	2,610,000	2,768,829
5.700% due 10/15/40	10,000	11,681
5.800% due 03/15/36	860,000	999,025
6.875% due 02/15/38	1,200,000	1,569,629
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	5,520,000	5,713,200
Zoetis Inc 3.250% due 02/01/23	730,000	707,515

		95,881,733

Industrials - 1.7%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	390,000	385,915
Air 2 US (France) 8.027% due 10/01/20 ~	960,659	1,027,905
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,507,480
CSC Holdings LLC 6.750% due 11/15/21	1,670,000	1,766,025
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	3,630,743	4,166,277
Eaton Corp
1.500% due 11/02/17	300,000	299,435
2.750% due 11/02/22	9,649,000	9,388,641
4.150% due 11/02/42	2,040,000	1,882,459
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	2,220,000	2,231,100
General Electric Co
4.500% due 03/11/44	2,610,000	2,644,951
5.250% due 12/06/17	3,535,000	3,851,276
International Lease Finance Corp (Netherlands) 6.750% due 09/01/16 ~	5,660,000	5,964,225
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,843,455
Raytheon Co 3.125% due 10/15/20	1,680,000	1,740,314
Schaeffler Holding Finance BV (Germany) 6.750% PIK due 11/15/22 ~	2,260,000	2,449,275
The Boeing Co 4.875% due 02/15/20	5,560,000	6,272,086
UAL Pass-Through Trust 9.750% due 07/15/18	370,405	402,815
United Rentals North America Inc 7.375% due 05/15/20	510,000	546,715
United Technologies Corp
4.500% due 04/15/20	2,630,000	2,894,375
4.500% due 06/01/42	2,380,000	2,414,643
Waste Management Inc
3.500% due 05/15/24	1,930,000	1,933,538
7.375% due 05/15/29	1,910,000	2,596,626
West Corp 5.375% due 07/15/22 ~	3,430,000	3,219,913

		63,429,444

Information Technology - 0.2%

Activision Blizzard Inc 5.625% due 09/15/21 ~	3,380,000	3,549,000
National Semiconductor Corp 6.600% due 06/15/17	380,000	419,685
Oracle Corp 1.200% due 10/15/17	4,990,000	4,990,804

		8,959,489

	Principal Amount	Value
Materials - 2.5%

Ardagh Packaging Finance PLC (Luxembourg) 3.286% due 12/15/19 § ~	$3,700,000	$3,612,125
Barrick Gold Corp (Canada)
3.850% due 04/01/22	810,000	785,361
4.100% due 05/01/23	3,880,000	3,774,604
6.950% due 04/01/19	2,470,000	2,861,191
Barrick North America Finance LLC (Canada) 4.400% due 05/30/21	4,480,000	4,577,628
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	1,070,000	1,087,805
5.000% due 09/30/43	2,320,000	2,427,335
6.500% due 04/01/19	8,630,000	9,986,826
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,740,770
Eagle Spinco Inc 4.625% due 02/15/21	3,270,000	3,184,162
Ecolab Inc 4.350% due 12/08/21	940,000	1,014,419
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	3,720,000	3,850,200
Glencore Finance Canada Ltd (Switzerland)
2.050% due 10/23/15 ~	4,270,000	4,281,251
2.700% due 10/25/17 ~	3,860,000	3,901,510
5.800% due 11/15/16 ~	820,000	863,285
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	8,440,000	8,274,618
Hexion Inc 6.625% due 04/15/20	1,740,000	1,605,150
LyondellBasell Industries NV
5.000% due 04/15/19	885,000	958,858
6.000% due 11/15/21	490,000	561,038
Murray Energy Corp 11.250% due 04/15/21 ~	2,670,000	2,249,475
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,410,000	2,298,537
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	705,173
Rio Tinto Finance USA Ltd (United Kingdom)
1.875% due 11/02/15	3,700,000	3,715,155
2.500% due 05/20/16	1,410,000	1,434,870
4.125% due 05/20/21	10,000	10,601
Rock-Tenn Co
3.500% due 03/01/20	1,270,000	1,308,163
4.000% due 03/01/23	1,150,000	1,169,519
Southern Copper Corp (Mexico)
5.250% due 11/08/42	7,320,000	6,389,189
6.750% due 04/16/40	600,000	622,644
Steel Dynamics Inc 6.375% due 08/15/22	850,000	893,563
Vale Overseas Ltd (Brazil)
4.375% due 01/11/22	4,869,000	4,787,736
6.875% due 11/21/36	4,520,000	4,381,873
8.250% due 01/17/34	1,205,000	1,333,688
Vedanta Resources PLC (Bahamas) 9.500% due 07/18/18 ~	1,100,000	1,179,750

		92,828,072

Telecommunication Services - 2.6%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,940,000	3,258,108
5.625% due 11/15/17	1,500,000	1,646,100
AT&T Inc
3.000% due 02/15/22	260,000	253,503
3.400% due 05/15/25	16,390,000	15,594,036
3.875% due 08/15/21	370,000	381,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
4.350% due 06/15/45	$2,740,000	$2,347,021
4.450% due 05/15/21	390,000	415,814
5.500% due 02/01/18	3,625,000	3,962,198
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	5,410,000	5,332,599
CenturyLink Inc
5.625% due 04/01/20	1,170,000	1,196,325
5.625% due 04/01/25 ~	1,220,000	1,105,625
6.150% due 09/15/19	1,000,000	1,057,500
Deutsche Telekom International Finance BV (Germany)
5.750% due 03/23/16	3,300,000	3,414,190
6.750% due 08/20/18	1,545,000	1,772,602
Intelsat Jackson Holdings SA (United Kingdom) 7.500% due 04/01/21	2,520,000	2,501,100
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	867,912
Sprint Capital Corp (Japan) 8.750% due 03/15/32	4,809,000	4,688,775
Sprint Communications Inc (Japan) 9.000% due 11/15/18 ~	1,870,000	2,116,391
Sprint Corp (Japan) 7.625% due 02/15/25	3,930,000	3,713,850
Telecom Italia Capital SA (Italy) 7.175% due 06/18/19	160,000	180,400
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	2,020,000	2,210,149
5.877% due 07/15/19	350,000	395,500
6.221% due 07/03/17	150,000	163,093
6.421% due 06/20/16	250,000	261,441
Verizon Communications Inc
3.450% due 03/15/21	2,350,000	2,396,081
5.150% due 09/15/23	3,200,000	3,512,019
6.400% due 09/15/33	6,242,000	7,154,206
6.550% due 09/15/43	22,574,000	26,485,262

		98,383,550

Utilities - 1.3%

AES Corp
4.875% due 05/15/23	1,170,000	1,105,650
7.375% due 07/01/21	1,880,000	2,072,700
8.000% due 06/01/20	1,230,000	1,426,800
Berkshire Hathaway Energy Co
6.125% due 04/01/36	601,000	708,152
6.500% due 09/15/37	3,200,000	3,926,535
Calpine Corp 5.875% due 01/15/24 ~	120,000	127,500
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,401,219
FirstEnergy Corp
2.750% due 03/15/18	1,360,000	1,380,244
4.250% due 03/15/23	4,980,000	5,013,018
7.375% due 11/15/31	14,550,000	17,730,557
Majapahit Holding BV (Indonesia) 7.750% due 01/20/20 ~	640,000	741,600
Pacific Gas & Electric Co
6.050% due 03/01/34	6,422,000	7,722,018
8.250% due 10/15/18	930,000	1,115,191
PacifiCorp 5.650% due 07/15/18	1,860,000	2,075,743
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,713,541

		49,260,468

Total Corporate Bonds & Notes (Cost $1,250,453,883)		1,271,012,216

	Principal Amount	Value
SENIOR LOAN NOTES - 2.9%

Consumer Discretionary - 1.2%

Academy Ltd Term B (1st Lien) due 07/01/22 µ	$2,990,000	$2,992,805
Aramark Services Inc Term F 3.250% due 02/24/21 §	2,044,125	2,038,238
Aristocrat Leisure Ltd Term B (Australia) 4.750% due 10/20/21 §	390,000	392,248
Brickman Group Ltd Term B (1st Lien) due 12/18/20 µ	1,127,146	1,123,546
CCM Merger Inc Term B 4.500% due 08/08/21 §	1,328,008	1,332,988
Dollar Tree Inc Term B
due 03/09/22 µ Term B1	1,654,177	1,656,934
3.500% due 03/09/22 §	852,152	853,573
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	984,211	985,304
J. Crew Group Inc Term B 4.000% due 03/05/21 §	589,454	510,983
Landry’s Inc Term B 4.000% due 04/24/18 §	1,698,720	1,706,576
Language Line LLC Term B (1st Lien) 6.250% due 06/20/16 §	1,490,637	1,491,259
McGraw-Hill Global Education Holdings LLC Term B 4.750% due 03/22/19 §	915,956	921,680
Michaels Stores Inc Term B 3.750% due 01/28/20 §	2,352,000	2,347,835
New Red Finance Term B (Canada)
due 12/10/21 µ	1,090,000	1,090,681
3.750% due 12/10/21 §	2,182,273	2,183,637
Party City Holdings Inc due 07/27/19 µ	940,000	940,073
4.000% due 07/27/19 §	2,198,227	2,198,399
PetSmart Inc
Term B due 03/11/22 µ	870,000	870,148
4.250% due 03/11/22 §	2,390,000	2,390,406
Staples Inc Term B (1st Lien) due 04/07/21 µ	3,350,000	3,350,231
Station Casinos LLC Term B 4.250% due 03/02/20 §	323,939	324,171
The Gymboree Corp 5.000% due 02/23/18 §	2,875,859	2,074,932
The Neiman Marcus Group Inc due 10/25/20 µ	710,000	706,894
4.250% due 10/25/20 §	1,951,010	1,942,474
Univision Communications Inc due 03/01/20 µ	857,724	854,105
Term C4 due 03/01/20 µ	1,047,242	1,041,860
4.000% due 03/01/20 §	2,811,571	2,797,122
Virgin Media Investment Holdings Ltd
Term F (United Kingdom) due 06/30/23 µ	1,370,000	1,358,441
3.500% due 06/30/23 §	1,898,766	1,882,746

		44,360,289

Consumer Staples - 0.1%

H.J. Heinz Co
Term B1
3.000% due 06/07/19 §	498,244	498,813
Term B2
3.250% due 06/05/20 §	1,506,790	1,508,859
The Sun Products Corp 5.500% due 03/23/20 §	973,096	946,336

		2,954,008

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Financials - 0.2%

First Data Corp
3.687% due 03/24/18 §	$3,257,313	$3,250,951
3.687% due 09/24/18 §	1,000,000	998,438
Windsor Financing LLC Term B 6.250% due 12/05/17 §	878,856	887,644

		5,137,033

Health Care - 0.3%

DPx Holdings BV (Netherlands) due 03/11/21 µ	1,675,768	1,667,987
4.250% due 03/11/21 §	1,456,323	1,449,561
MPH Acquisition Holdings LLC due 03/31/21 µ	2,217,094	2,209,126
3.750% due 03/31/21 §	1,073,517	1,069,659
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	3,127,447	3,128,426
Valeant Pharmaceuticals International Inc
Series F1 Term B 4.000% due 04/01/22 §	1,735,650	1,736,834
Term B due 04/01/22 µ	997,500	998,180

		12,259,773

Industrials - 0.4%

ADS Waste Holdings Inc 3.750% due 10/09/19 §	1,406,198	1,391,960
Air Medical Group Holdings Inc Term B 4.500% due 04/06/22 §	1,450,000	1,442,750
American Airlines Inc 3.250% due 06/26/20 §	1,670,250	1,657,723
American Builders & Contractors Term B (1st Lien) due 04/16/20 µ	1,577,985	1,576,340
BakerCorp International Inc 4.250% due 02/14/20 §	970,225	938,086
BE Aerospace Inc Term B 4.000% due 12/16/21 §	788,020	794,177
CSC Holdings LLC Term B 2.687% due 04/17/20 §	1,487,202	1,476,862
Gardner Denver Inc 4.250% due 07/30/20 §	2,485,725	2,432,282
INA Beteiligungsgesellschaft mbH Term B (Germany) 4.250% due 05/15/20 §	1,769,231	1,781,578
Nielsen Finance LLC Term B2 3.183% due 04/15/21 §	1,196,142	1,202,497
Silver II US Holdings LLC 4.000% due 12/13/19 §	1,000,000	969,583

		15,663,838

Information Technology - 0.0%

SunGard Data Systems Inc Term E 4.000% due 03/08/20 §	1,345,768	1,347,443

Materials - 0.1%

FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	1,940,450	1,727,608
Murray Energy Corp Term B2 7.500% due 03/19/21 §	3,130,000	2,906,987

		4,634,595

Telecommunication Services - 0.2%

Intelsat Jackson Holdings SA Term B2 (United Kingdom) 3.750% due 06/30/19 §	2,898,513	2,881,606
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	1,455,253	1,453,434

	Principal Amount	Value
Ziggo Financing Partnership (United Kingdom)
Term B1 due 01/15/22 µ	$828,323	$820,092
3.500% due 01/15/22 §	144,217	142,784
Term B2A due 01/15/22 µ	533,787	528,483
3.500% due 01/15/22 §	92,936	92,013
Term B3 due 01/15/22 µ	877,889	869,166
3.500% due 01/15/22 §	152,847	151,328

		6,938,906

Utilities - 0.4%

EFS Cogen Holdings I LLC Term B 3.750% due 12/17/20 §	758,611	761,298
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	10,700,000	10,726,750
NRG Energy Inc Term B 2.750% due 07/02/18 §	2,939,850	2,920,191

		14,408,239

Total Senior Loan Notes (Cost $109,324,112)		107,704,124

MORTGAGE-BACKED SECURITIES - 35.8%

Collateralized Mortgage Obligations - Commercial - 6.0%

Banc of America Commercial Mortgage Trust 5.623% due 04/10/49 " §	3,030,000	3,053,495
Bank of America Merrill Lynch Large Loan Inc 3.218% due 04/14/33 " ~	1,750,000	1,723,094
Bayview Commercial Asset Trust 0.457% due 12/25/36 " § ~	3,821,875	3,219,425
Bear Stearns Commercial Mortgage Securities Trust 5.273% due 12/11/38 "	2,640,000	2,675,606
Carefree Portfolio Trust 6.164% due 11/15/19 " § ~	2,000,000	2,009,739
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	1,850,000	1,566,146
CD Mortgage Trust
5.566% due 01/15/46 " §	2,800,000	2,686,631
5.688% due 10/15/48 "	840,000	804,744
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 " ~	160,000	162,307
Citigroup Commercial Mortgage Trust
2.110% due 01/12/30 " ~	1,395,787	1,409,725
4.017% due 10/10/47 "	2,610,000	2,685,291
5.482% due 10/15/49 "	1,350,000	1,347,893
6.349% due 12/10/49 " §	680,000	662,573
Commercial Mortgage Pass-Through Certificates 2.822% due 10/15/45 "	290,000	289,180
Commercial Mortgage Pass-Through Certificates (IO) 2.155% due 10/15/45 " §	33,586,193	3,465,020
Commercial Mortgage Trust
2.987% due 04/12/35 " § ~	880,000	871,282
3.286% due 06/15/34 " § ~	4,200,000	4,207,661
4.300% due 10/10/46 "	1,030,000	1,100,894
4.754% due 12/10/23 " § ~	955,000	818,340
4.762% due 10/10/46 " §	450,000	483,903
5.019% due 08/15/45 " § ~	2,390,000	2,375,997
5.085% due 10/10/46 " §	220,000	234,188
5.085% due 10/10/46 " § ~	510,000	446,094
Core Industrial Trust 3.849% due 02/10/34 " § ~	3,770,000	3,424,349

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39 "	$4,000,000	$3,909,596
5.615% due 01/15/49 " §	1,352,000	1,422,817
6.000% due 06/15/38 " §	5,160,000	5,043,092
Credit Suisse Mortgage Trust
3.953% due 09/15/37 " ~	2,390,000	2,465,914
4.007% due 09/15/38 " § ~	8,000,000	7,969,372
4.373% due 09/15/37 " ~	3,800,000	3,515,960
4.686% due 03/15/17 " § ~	3,810,000	3,792,044
EQTY Mortgage Trust 2.535% due 05/08/31 " § ~	2,300,000	2,300,209
Fannie Mae - Aces (IO)
0.387% due 10/25/24 " §	120,857,191	3,548,367
4.208% due 02/25/17 " §	23,645,324	1,086,727
Freddie Mac Multifamily Structured Pass-Through Certificates
2.791% due 01/25/22 "	3,430,000	3,514,407
2.991% due 09/25/21 "	4,110,000	4,269,928
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
1.343% due 04/25/20 " §	22,772,126	953,184
1.352% due 06/25/21 " §	10,510,766	638,771
1.637% due 07/25/21 " §	6,517,747	534,227
1.641% due 06/25/20 " §	669,915	42,023
1.715% due 10/25/21 " §	1,407,181	112,731
FREMF Mortgage Trust
2.535% due 06/25/21 " § ~	5,659,546	5,670,354
4.187% due 09/25/22 " § ~	7,281,409	7,298,686
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 " ~	60,681,395	664,795
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 " §	550,000	542,145
Government National Mortgage Association 2.500% due 03/16/50 "	3,854,428	3,886,494
Government National Mortgage Association (IO)
0.928% due 06/16/55 " §	9,396,367	561,419
1.165% due 11/16/55 " §	49,352,760	3,536,495
GS Mortgage Securities Corp II 3.777% due 05/10/50 "	4,590,000	4,610,829
4.016% due 05/10/50 " §	4,100,000	4,090,793
GS Mortgage Securities Trust
4.771% due 08/10/46 " § ~	730,000	619,364
5.161% due 11/10/46 "	1,070,000	1,167,986
5.622% due 11/10/39 "	2,620,000	2,662,897
5.795% due 08/10/45 " §	10,550,000	10,765,399
GS Mortgage Securities Trust (IO) 1.651% due 08/10/44 " § ~	5,497,473	283,299
Hyatt Hotel Portfolio Trust 6.411% due 11/15/16 " § ~	6,720,000	6,744,575
JP Morgan Chase Commercial Mortgage Securities Trust
3.486% due 08/15/27 " § ~	720,000	724,990
4.086% due 08/15/27 " § ~	1,310,000	1,298,787
5.411% due 05/15/47 "	3,490,000	3,013,510
5.502% due 06/12/47 " §	7,265,000	7,210,981
6.411% due 10/15/19 " § ~	1,900,000	1,907,668
JPMBB Commercial Mortgage Securities Trust
3.914% due 11/15/47 " §	2,960,000	3,048,328
4.575% due 11/15/47 " §	3,035,000	3,069,780
5.050% due 01/15/47 " §	510,000	554,429
5.251% due 11/15/45 " §	950,000	1,016,952
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 " § ~	10,839,000	10,885,993
Merrill Lynch Mortgage Trust 5.802% due 08/12/43 " §	2,760,000	2,780,109

	Principal Amount	Value
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 " §	$3,460,000	$3,382,647
6.193% due 09/12/49 " §	3,530,000	3,446,074
Morgan Stanley Bank of America Merrill Lynch Trust 3.214% due 02/15/46 "	404,000	402,901
Morgan Stanley Capital I Trust 5.438% due 03/15/44 "	3,030,000	3,062,818
Motel 6 Trust 5.000% due 02/05/30 " ~	9,840,000	9,526,985
PFP III Ltd (Cayman) 4.274% due 06/14/31 " § ~	740,000	739,340
Wachovia Bank Commercial Mortgage Trust
0.385% due 12/15/43 " § ~	558,000	541,185
5.413% due 12/15/43 " §	7,660,000	7,844,801
5.660% due 04/15/47 " §	1,490,000	1,530,641
Wells Fargo Commercial Mortgage Trust
3.250% due 02/15/48 " ~	5,670,000	3,671,472
3.500% due 07/15/46 " ~	620,000	484,014
3.848% due 05/15/48 " §	3,700,000	3,531,132
4.105% due 05/15/48 " §	4,325,000	3,774,542
WFRBS Commercial Mortgage Trust
4.133% due 06/15/46 " § ~	1,750,000	1,623,874
4.204% due 11/15/47 " §	3,830,000	3,924,967
4.723% due 03/15/47 " §	340,000	361,878
WFRBS Commercial Mortgage Trust (IO)
1.465% due 03/15/47 " §	11,118,653	815,398
1.717% due 06/15/45 " § ~	3,057,814	241,934

		224,366,606

Collateralized Mortgage Obligations - Residential - 13.3%

Adjustable Rate Mortgage Trust
0.437% due 03/25/36 " §	738,509	459,842
2.538% due 07/25/35 " §	828,277	796,435
2.641% due 10/25/35 " §	10,260,000	9,417,459
Alternative Loan Trust
6.000% due 03/25/27 "	245,578	241,568
6.000% due 05/25/36 "	5,528,634	4,763,675
6.500% due 09/25/34 "	862,817	886,012
6.500% due 09/25/36 "	2,804,289	2,545,756
16.529% due 06/25/35 " §	8,527,119	11,052,012
27.852% due 07/25/36 " §	2,361,614	4,099,451
BCAP LLC Trust 0.585% due 03/28/37 " § ~	10,216,885	9,385,139
Bear Stearns ALT-A Trust 0.887% due 01/25/35 " §	5,086,305	4,945,328
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.367% due 08/25/47 " § ~	896,951	628,664
0.387% due 01/25/36 " § ~	12,330	11,318
0.417% due 07/25/36 " § ~	122,990	111,743
0.477% due 10/25/35 " § ~	37,061	34,030
0.487% due 08/25/35 " § ~	14,883	13,790
Citigroup Mortgage Loan Trust
0.986% due 11/25/46 " § ~	9,846,417	9,701,154
2.360% due 02/25/36 " § ~	1,598,201	1,597,830
2.738% due 04/25/37 " §	2,081,832	1,892,417
6.500% due 10/25/36 " ~	3,228,537	2,602,191
CitiMortgage Alternative Loan Trust 6.000% due 01/25/37 "	5,683,424	4,895,076
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 "	2,646,988	2,675,700
5.750% due 02/25/37 "	11,015,560	10,084,679
Credit Suisse Mortgage Trust
0.381% due 06/27/46 " § ~	21,030,310	10,872,670
2.403% due 01/27/36 " § ~	13,945,113	8,840,574

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Fannie Mae
0.537% due 05/25/34 " §	$990,341	$994,271
4.000% due 04/25/40 - 07/25/40 "	37,500,000	39,414,206
5.500% due 04/25/42 "	7,604,184	8,554,608
6.000% due 05/25/42 "	2,964,241	3,370,007
6.500% due 06/25/39 - 07/25/42 "	6,662,303	7,654,461
7.000% due 05/25/42 "	1,293,245	1,468,237
Fannie Mae (IO)
0.000% due 07/25/36 - 12/25/36 "	2,572,063	195,138
1.667% due 08/25/55 "	3,500,000	217,403
1.685% due 10/25/35 "	731,216	47,726
1.750% due 04/25/36 "	546,975	39,107
1.844% due 08/25/44 " §	21,178,175	1,599,026
3.000% due 11/25/26 - 09/25/32 "	26,406,003	3,010,691
3.500% due 07/25/28 - 11/25/41 "	7,275,699	1,265,040
4.000% due 11/25/41 "	6,702,398	1,504,614
4.500% due 11/25/39 "	1,009,169	207,595
5.000% due 01/25/38 - 01/25/39 "	2,090,537	459,177
5.000% due 01/25/39 " §	556,264	125,618
5.500% due 01/25/39 " §	527,732	107,516
5.813% due 07/25/42 " §	875,692	185,964
5.913% due 09/25/42 - 07/25/43 " §	3,317,384	761,326
5.963% due 09/25/41 - 12/25/42 " §	21,860,850	4,123,583
5.963% due 08/25/45 "	4,200,000	1,065,007
6.000% due 01/25/38 - 07/25/38 "	2,488,793	482,624
6.213% due 09/25/41 " §	3,740,153	726,244
6.293% due 04/25/40 " §	1,513,024	230,529
6.343% due 12/25/40 " §	718,800	114,950
6.393% due 09/25/40 " §	2,568,074	500,600
6.413% due 11/25/36 - 07/25/42 " §	3,500,726	764,977
6.453% due 07/25/41 " §	1,438,509	268,142
6.463% due 02/25/41 - 03/25/42 " §	4,601,152	862,698
Fannie Mae (PO) 0.273% due 03/25/42 "	459,002	428,770
Fannie Mae Connecticut Avenue Securities
3.187% due 07/25/24 " §	23,450,000	21,798,334
5.187% due 11/25/24 " §	6,030,000	6,232,095
5.437% due 10/25/23 " §	8,270,000	8,999,819
Freddie Mac
1.186% due 02/15/32 " §	144,709	148,556
3.500% due 10/15/37 "	2,700,000	2,764,005
4.000% due 12/15/39 "	10,346,417	10,884,457
5.000% due 02/15/30 - 03/15/35 "	24,045,221	26,532,530
5.500% due 07/15/34 "	11,122,577	12,517,921
6.000% due 05/15/36 "	5,031,317	5,726,023
Freddie Mac (IO)
0.250% due 01/15/38 " §	323,331	2,746
1.807% due 04/15/41 " §	5,254,509	379,944
3.000% due 09/15/31 - 12/15/31 "	5,891,103	754,962
3.500% due 06/15/27 - 04/15/43 "	11,350,398	1,559,767
4.000% due 04/15/43 "	2,174,655	379,742
5.765% due 10/15/41 " §	4,018,735	725,482
5.815% due 05/15/44 " §	11,217,277	2,452,332
5.845% due 09/15/37 " §	2,628,267	474,664
5.865% due 08/15/39 - 08/15/42 " §	4,075,907	765,796
5.915% due 09/15/44 " §	8,160,206	1,899,580
5.965% due 11/15/42 - 12/15/42 " §	4,718,335	1,156,519
6.015% due 05/15/39 " §	2,125,278	379,002
6.045% due 01/15/40 " §	581,146	98,052
6.065% due 09/15/42 " §	2,113,449	404,614
6.105% due 11/15/36 " §	1,050,660	184,806
6.415% due 11/15/41 " §	3,650,784	701,372
Freddie Mac Structured Agency Credit Risk Debt Notes
4.687% due 02/25/24 " §	3,590,000	3,706,499
4.937% due 10/25/24 " §	9,520,000	9,890,509
Government National Mortgage Association
0.532% due 08/20/58 " §	19,896,565	19,895,292
0.682% due 03/20/61 " §	2,884,879	2,896,737
1.185% due 05/20/60 " §	779,996	798,452

	Principal Amount	Value
4.500% due 07/20/39 - 10/20/39 "	$18,800,000	$20,078,821
5.000% due 07/20/39 - 04/16/40 "	9,872,166	10,873,688
Government National Mortgage Association (IO)
2.498% due 11/20/42 " §	830,831	35,311
2.604% due 09/20/43 " §	542,225	20,155
3.500% due 04/20/27 - 05/20/43 "	10,037,508	1,325,874
5.000% due 11/20/36 - 10/20/44 "	22,503,647	4,614,181
5.413% due 08/20/44 " §	4,106,574	707,271
5.915% due 08/16/42 " §	2,322,983	399,482
5.965% due 06/16/43 " §	6,101,446	857,558
6.015% due 10/16/42 " §	2,786,155	561,882
6.293% due 04/20/40 " §	429,663	75,349
6.313% due 03/20/39 " §	879,806	122,330
6.363% due 06/20/40 " §	5,192,204	1,138,959
6.365% due 04/16/34 " §	90,236	2,262
6.415% due 04/16/42 " §	5,283,506	1,300,959
6.463% due 01/20/40 " §	660,763	120,999
GSMPS Mortgage Loan Trust
0.537% due 01/25/35 " § ~	3,758,448	3,179,992
0.537% due 03/25/35 " § ~	1,453,835	1,279,689
0.537% due 09/25/35 " § ~	4,362,103	3,737,777
GSR Mortgage Loan Trust 2.692% due 07/25/35 " §	796,499	774,685
GSR Mortgage Loan Trust (IO) 6.363% due 10/25/36 " §	2,168,399	364,648
Homestar Mortgage Acceptance Corp 0.737% due 01/25/35 " §	467,765	468,037
Impac CMB Trust 0.707% due 11/25/35 " §	4,294,961	3,605,620
IndyMac IMSC Mortgage Loan Trust 0.367% due 07/25/47 " §	9,863,556	6,575,145
IndyMac INDX Mortgage Loan Trust
0.427% due 06/25/37 " §	3,979,009	3,478,836
0.447% due 06/25/35 " §	2,967,960	2,690,717
JP Morgan Mortgage Trust 2.554% due 08/25/35 " §	2,197,522	2,163,273
JP Morgan Resecuritization Trust 0.395% due 12/27/36 " § ~	19,320,249	12,593,410
Lehman Mortgage Trust
0.937% due 12/25/35 " §	9,726,375	7,087,036
6.000% due 05/25/37 "	752,660	736,882
MASTR Adjustable Rate Mortgages Trust 2.666% due 04/21/34 " §	2,815,847	2,841,187
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	2,069,902	2,174,211
Merrill Lynch Mortgage Investors Trust 2.762% due 06/25/35 " §	4,000,000	3,867,878
Morgan Stanley Mortgage Loan Trust
2.549% due 07/25/35 " §	2,489,223	2,174,909
2.552% due 07/25/34 " §	1,105,506	1,096,077
Morgan Stanley Resecuritization Trust
0.846% due 04/26/47 " § ~	4,379,000	3,806,227
0.852% due 12/26/46 " § ~	32,078,693	14,432,326
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 " ~	2,807,722	2,885,224
RAAC Trust 6.000% due 09/25/34 "	50,554	50,977
RBSSP Resecuritization Trust 2.841% due 12/26/35 " § ~	943,495	948,105
Residential Asset Securitization Trust
0.687% due 07/25/36 " §	850,750	627,062
6.000% due 08/25/36 "	1,995,550	1,827,501
Structured Adjustable Rate Mortgage Loan Trust
2.443% due 05/25/34 " §	1,455,267	1,458,684
2.566% due 08/25/36 " §	10,721,937	8,463,414
4.797% due 05/25/36 " §	4,140,532	3,413,074

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust
0.477% due 10/25/45 " §	$4,160,050	$3,900,605
0.507% due 08/25/45 " §	6,569,504	6,209,377
0.737% due 07/25/44 " §	560,615	526,238
1.740% due 10/25/36 " §	2,041,510	1,717,708
2.393% due 02/25/33 " §	1,201,253	1,185,905
2.409% due 09/25/33 " §	363,382	367,868
4.525% due 07/25/37 " §	6,174,017	5,762,037
Washington Mutual Mortgage Pass-Through Certificates Trust
0.858% due 01/25/47 " §	9,656,095	7,013,849
6.000% due 07/25/36 "	1,088,416	865,875
Wells Fargo Mortgage Loan Trust 2.554% due 08/27/35 " § ~	2,740,107	2,759,504
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37 "	2,049,594	2,027,990

		501,789,617

Fannie Mae - 10.4%

2.500% due 01/01/28 - 07/01/30 "	10,042,495	10,179,977
2.810% due 04/01/25 "	1,400,000	1,373,370
3.000% due 07/01/30 - 02/01/43 "	92,601,486	94,883,365
3.500% due 07/01/30 - 08/01/45 "	73,078,022	75,455,510
4.000% due 10/01/42 - 08/01/45 "	69,200,095	73,285,783
4.500% due 04/01/23 - 07/01/45 "	86,161,266	93,836,399
5.000% due 07/01/33 - 07/01/45 "	25,352,370	28,128,066
5.500% due 04/01/37 - 11/01/38 "	4,885,269	5,490,572
6.000% due 04/01/33 - 08/01/37 "	996,910	1,141,384
6.500% due 05/01/40 "	5,503,300	6,322,732
7.000% due 02/01/39 "	2,782,929	3,256,790

		393,353,948

Freddie Mac - 3.2%

2.060% due 06/01/37 " §	1,084,319	1,152,025
2.134% due 07/01/37 " §	239,333	254,882
2.243% due 06/01/37 " §	44,758	46,399
2.375% due 11/01/36 " §	541,200	583,154
2.416% due 01/01/37 " §	103,649	111,753
2.495% due 06/01/37 " §	93,926	98,335
3.500% due 07/01/30 - 08/01/45 "	19,563,618	20,219,972
4.000% due 10/01/25 - 08/01/45 "	30,346,477	32,215,343
4.500% due 12/01/43 - 07/01/45 "	32,518,011	35,612,132
5.000% due 12/01/35 - 11/01/41 "	12,844,121	14,186,241
5.500% due 08/01/37 - 12/01/38 "	3,799,611	4,256,075
6.000% due 10/01/36 - 11/01/39 "	9,421,751	10,692,336
6.500% due 09/01/39 "	1,725,412	1,981,898
7.000% due 03/01/39 "	793,120	901,559

		122,312,104

Government National Mortgage Association - 2.9%

0.808% due 08/20/60 " §	938,951	948,320
3.500% due 07/01/45 - 08/20/45 "	34,300,000	35,515,554
4.500% due 01/20/40 - 07/20/41 "	27,348,650	29,851,441
5.000% due 01/15/40 - 11/20/40 "	22,510,747	25,104,819
5.500% due 06/15/36 "	782,078	893,215
6.000% due 06/20/35 - 03/20/42 "	12,746,415	14,542,679
6.500% due 10/20/37 "	1,281,875	1,497,852

		108,353,880

Total Mortgage-Backed Securities (Cost $1,339,030,086)		1,350,176,155

ASSET-BACKED SECURITIES - 3.5%

ACE Securities Corp Home Equity Loan Trust 0.967% due 04/25/34 " §	2,025,718	1,934,820
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.207% due 04/25/34 " §	1,729,801	1,632,955

	Principal Amount	Value
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.085% due 10/25/34 " §	$6,321,319	$5,909,536
Asset-Backed Pass-Through Certificates 0.875% due 04/25/34 " §	1,558,659	1,538,763
Asset-Backed Securities Corp Home Equity Loan Trust 0.980% due 06/25/34 " §	465,282	465,426
Avis Budget Rental Car Funding AESOP LLC
1.920% due 09/20/19 " ~	1,770,000	1,764,814
2.970% due 02/20/20 " ~	2,540,000	2,609,083
Bear Stearns Asset-Backed Securities Trust 0.757% due 09/25/34 " §	653,119	643,638
Citigroup Mortgage Loan Trust 0.257% due 05/25/37 " §	349,219	251,806
Citigroup Mortgage Loan Trust Inc
0.337% due 08/25/36 " §	529,729	517,392
0.617% due 07/25/35 " §	751,603	748,095
Countrywide Home Equity Loan Trust 0.302% due 11/15/36 " §	209,269	185,118
Credit-Based Asset Servicing & Securitization LLC 0.967% due 07/25/33 " §	1,263,223	1,187,105
Greenpoint Manufactured Housing
1.429% due 03/18/29 " §	1,775,000	1,651,632
3.549% due 06/19/29 " §	525,000	468,458
3.687% due 02/20/30 " §	600,000	521,160
7.270% due 06/15/29 "	3,614,900	3,653,182
GSAA Home Equity Trust 0.347% due 07/25/36 " §	2,388,796	1,259,101
HERO Funding Trust 3.990% due 09/21/40 " ~	10,637,961	10,725,682
Hertz Vehicle Financing LLC
1.830% due 08/25/19 " ~	2,420,000	2,408,195
2.730% due 03/25/21 "	3,750,000	3,728,805
HLSS Servicer Advance Receivables Backed Notes 1.981% due 11/15/46 " ~	4,440,000	4,418,255
JGWPT XXXIII LLC 3.500% due 06/15/77 " ~	7,716,701	7,721,080
Manufactured Housing Contract Trust Pass-Through Certificates
3.685% due 02/20/32 " §	1,075,000	994,604
3.686% due 03/13/32 " §	1,900,000	1,736,110
National Collegiate Student Loan Trust
0.457% due 03/26/29 " §	9,000,000	8,234,950
1.037% due 03/25/38 " §	21,820,000	15,710,729
NovaStar Mortgage Funding Trust 1.247% due 12/25/33 " §	1,228,844	1,161,272
Origen Manufactured Housing Contract Trust
0.174% due 04/15/37 " §	8,812,391	8,030,740
2.300% due 10/15/37 " §	14,670,313	12,905,034
RAMP Trust
0.457% due 10/25/36 " §	4,182,000	3,543,877
0.597% due 11/25/35 " §	1,680,730	1,661,633
5.350% due 02/25/33 " §	839,600	840,434
RASC Trust 0.337% due 06/25/36 " §	236,366	236,398
Saxon Asset Securities Trust 0.875% due 05/25/35 " §	2,723,494	2,609,209
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 " ~	6,191,922	6,160,658
SLM Student Loan Trust 1.027% due 10/25/28 " §	4,245,000	3,795,527
Small Business Administration Participation Certificates 2.980% due 06/01/35 "	1,040,000	1,053,978

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Structured Asset Investment Loan Trust 1.187% due 10/25/33 " §	$2,956,510	$2,821,589
The Hertz Corp 3.520% due 03/25/21 "	6,050,000	6,015,285

Total Asset-Backed Securities (Cost $127,076,933)		133,456,128

U.S. GOVERNMENT AGENCY ISSUES - 2.4%

Fannie Mae
4.235% due 10/09/19	30,610,000	27,951,522
6.625% due 11/15/30	15,850,000	22,385,018
Financing Corp Strips
1.346% due 08/03/18	160,000	153,253
3.240% due 12/27/18	10,969,000	10,453,413
3.788% due 11/02/18	12,210,000	11,635,556
4.003% due 12/06/18	5,350,000	5,090,295
4.526% due 09/26/19	5,315,000	4,928,004
Residual Funding Corp Principal Strip 2.098% due 10/15/20	510,000	457,966
Tennessee Valley Authority 5.250% due 09/15/39	6,320,000	7,680,064

Total U.S. Government Agency Issues (Cost $87,238,728)		90,735,091

U.S. TREASURY OBLIGATIONS - 10.0%

U.S. Treasury Bonds - 7.1%

2.500% due 02/15/45	5,020,000	4,397,992
3.000% due 11/15/44	25,190,000	24,526,798
3.000% due 05/15/45	114,240,000	111,437,578
3.375% due 05/15/44	121,790,000	127,337,169

		267,699,537

U.S. Treasury Inflation Protected Securities - 0.7%

0.625% due 02/15/43 ^	23,698,331	20,874,888
2.125% due 02/15/40 ^	4,805,206	5,887,127

		26,762,015

U.S. Treasury Notes - 2.1%

0.625% due 11/30/17	620,000	617,045
1.750% due 03/31/22	15,840,000	15,539,293
2.000% due 02/15/25	3,520,000	3,415,224
2.125% due 12/31/21	50,000	50,348
2.125% due 06/30/22	57,810,000	57,999,674
2.125% due 05/15/25	320,000	313,700

		77,935,284

U.S. Treasury Strips - 0.1%

7.531% due 02/15/43	7,930,000	3,215,068

Total U.S. Treasury Obligations (Cost $388,955,131)		375,611,904

FOREIGN GOVERNMENT BONDS & NOTES - 8.1%

Brazil Notas do Tesouro Nacional ‘B’ (Brazil) 6.000% due 08/15/50 ^	BRL 11,185,000	9,526,292
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	60,537,000	18,548,123
Colombia Government (Colombia) 5.625% due 02/26/44	$4,740,000	4,822,950
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	1,490,000	1,471,375
4.875% due 05/05/21 ~	5,660,000	6,021,108
5.375% due 10/17/23 ~	400,000	431,500

	Principal Amount	Value
5.875% due 03/13/20 ~	$260,000	$289,900
5.875% due 01/15/24 ~	973,000	1,077,598
Italy Buoni Poliennali Del Tesoro (Italy) 3.750% due 09/01/24	EUR 52,430,000	65,515,025
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 664,671,300	43,916,092
7.750% due 11/13/42	606,337,500	43,096,120
10.000% due 12/05/24	109,240,000	8,916,779
Mexico Government (Mexico) 5.550% due 01/21/45	$17,420,000	18,639,400
Peruvian Government (Peru) 5.625% due 11/18/50	910,000	1,019,200
Poland Government (Poland)
3.250% due 07/25/25	PLN 117,680,000	31,262,756
4.000% due 01/22/24	$10,340,000	10,869,925
Portugal Government (Portugal) 5.125% due 10/15/24 ~	6,500,000	6,663,020
Russian Foreign (Russia)
4.500% due 04/04/22 ~	2,400,000	2,361,000
7.500% due 03/31/30 § ~	5,995,625	7,038,792
South Africa Government (South Africa) 5.875% due 09/16/25	8,215,000	9,125,583
Turkey Government (Turkey)
4.875% due 04/16/43	4,200,000	3,837,582
5.625% due 03/30/21	4,241,000	4,592,579
5.750% due 03/22/24	4,610,000	5,013,375
6.250% due 09/26/22	2,498,000	2,785,120

Total Foreign Government Bonds & Notes (Cost $334,535,949)		306,841,194

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc DE 0.480% due 01/29/46 §	2,500,000	2,371,058

Total Municipal Bonds (Cost $2,090,168)		2,371,058

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $437,710)		611,672

SHORT-TERM INVESTMENTS - 9.3%

U.S. Government Agency Issues - 0.9%

Federal Home Loan Bank 0.157% due 08/18/15	10,000,000	9,999,600
Freddie Mac 0.193% due 11/16/15	25,000,000	24,990,425

		34,990,025

Repurchase Agreements - 8.4%

Bank of America Corp 0.100% due 07/01/15 (Dated 06/30/15, repurchase price of $32,052,089; collateralized by U.S. Treasury Bonds: 3.000% due 05/15/42 and value $32,530,291)	32,052,000	32,052,000
Deutsche Bank AG 0.100% due 07/01/15 (Dated 06/30/15, repurchase price of $27,948,078; collateralized by U.S. Treasury Inflation Protected Securities: 0.750% due 02/15/45 and value $28,180,748)	27,948,000	27,948,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $235,409,977; collateralized by U.S Treasury Notes: 2.125% due 09/30/21 and value $240,121,894)	$235,409,977	$235,409,977
The Goldman Sachs Group Inc 0.110% due 07/01/15 (Dated 06/30/15, repurchase price of $20,000,061; collateralized by Fannie Mae: 1.250% due 01/30/17 and value $20,391,101)	20,000,000	20,000,000

		315,409,977

Total Short-Term Investments (Cost $350,389,702)		350,400,002

TOTAL INVESTMENTS - 106.0% (Cost $3,996,799,574)		3,996,470,209

OTHER ASSETS & LIABILITIES, NET - (6.0%)		(224,600,966)

NET ASSETS - 100.0%		$3,771,869,243

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	35.8%
Corporate Bonds & Notes	33.7%
U.S. Treasury Obligations	10.0%
Short-Term Investments	9.3%
Foreign Government Bonds & Notes	8.1%
Asset-Backed Securities	3.5%
Others (each less than 3.0%)	5.6%

	106.0%
Other Assets & Liabilities, Net	(6.0%	)

	100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (09/15)	270	($545,926)
Eurodollar (06/16)	2,143	3,135,023
Eurodollar (12/16)	1,049	593,928
Eurodollar (03/17)	152	196,506
U.S. Treasury 5-Year Notes (09/15)	1,253	325,030
U.S. Treasury 30-Year Bonds (09/15)	1,225	62,253
U.S. Treasury Ultra Long Bonds (09/15)	1,065	(3,252,235)

		514,579

Short Futures Outstanding
Euro-Bund (08/15)	138	(25,639)
Euro-Bund (09/15)	892	3,016,290
Eurodollar (09/15)	5,972	(441,034)
Eurodollar (12/15)	1,183	(271,970)
Eurodollar (03/16)	3,760	(552,182)
Euro FX (09/15)	390	656,858
U.S. Treasury 2-Year Notes (09/15)	16	(4,052)
U.S. Treasury 10-Year Notes (09/15)	1,646	(664,334)

		1,713,937

Total Futures Contracts		$2,228,516

(d)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	23,738,462	USD	26,829,600	08/15	BOA	($349,991)
EUR	4,740,000	USD	5,349,043	08/15	UBS	(61,701)
GBP	24,750,000	USD	38,398,883	07/15	CIT	485,770
INR	246,600,000	USD	3,895,427	07/15	BRC	(23,552)
INR	2,025,800,000	USD	32,018,524	07/15	CIT	(211,373)
JPY	1,083,500,000	USD	8,716,414	07/15	JPM	138,245
JPY	1,636,529,000	USD	13,170,602	08/15	BRC	207,905
JPY	894,022,833	USD	7,497,676	08/15	CIT	(189,103)
USD	20,427,590	EUR	18,600,000	07/15	BRC	(312,481)
USD	13,469,456	EUR	12,320,000	07/15	CIT	(268,053)
USD	38,436,634	EUR	33,590,000	07/15	CIT	981,851
USD	69,797,430	EUR	62,000,000	08/15	BOA	638,113
USD	21,303,230	EUR	18,883,833	08/15	CIT	238,826
USD	23,184,254	EUR	20,612,000	08/15	MSC	192,127
USD	5,882,426	EUR	5,164,757	08/15	UBS	121,279
USD	38,554,065	GBP	24,750,000	07/15	CIT	(330,588)
USD	9,106,458	JPY	1,083,500,000	07/15	JPM	251,799
USD	13,678,721	JPY	1,636,529,000	08/15	BRC	300,214
USD	7,193,051	JPY	894,022,833	08/15	CIT	(115,522)
USD	22,365,198	MXN	342,820,466	07/15	BRC	575,455

Total Forward Foreign Currency Contracts						$2,269,220

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Purchased options outstanding as of June 30, 2015 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 30-Year Bonds (08/15)	$149.00	07/24/15	CME	54	$81,613	$176,344
Call - U.S. Treasury 30-Year Bonds (08/15)	150.00	07/24/15	CME	133	240,573	355,359

					322,186	531,703

Put - U.S. Treasury 10-Year Notes (08/15)	125.00	07/24/15	CME	54	35,613	20,250
Put - U.S. Treasury 30-Year Bonds (08/15)	147.00	07/24/15	CME	13	9,792	10,359
Put - U.S. Treasury 30-Year Bonds (08/15)	150.00	07/24/15	CME	27	70,119	49,360

					115,524	79,969

Total Purchased Options					$437,710	$611,672

(f)	Transactions in written options for the period ended June 30, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2014	5,015	-	$2,939,097
Call Options Written	18,153	-	9,904,843
Put Options Written	11,178	34,280,000	6,644,225
Call Options Exercised	(4,560)	-	(2,661,750)
Put Options Exercised	(4,112)	-	(2,664,422)
Call Options Expired	(12,048)	-	(6,200,660)
Put Options Expired	(6,498)	-	(3,107,382)
Call Options Closed	(1,730)	-	(1,281,832)
Put Options Closed	(1,279)	-	(713,172)

Outstanding, June 30, 2015	4,119	34,280,000	$2,858,947

(g)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - EUR versus USD	EUR 1.06	09/02/15	BRC	$34,280,000	$273,770	($227,086)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 5-Year Notes (08/15)	$119.00	07/24/15	CME	326	$108,456	($196,109)
Call - U.S. Treasury 5-Year Notes (08/15)	120.00	07/24/15	CME	270	50,583	(54,843)
Call - U.S. Treasury 10-Year Notes (08/15)	126.00	07/24/15	CME	59	27,199	(54,391)
Call - U.S. Treasury 10-Year Notes (08/15)	126.50	07/24/15	CME	53	25,500	(36,438)
Call - U.S. Treasury 10-Year Notes (08/15)	127.00	07/24/15	CME	290	136,089	(145,000)
Call - U.S. Treasury 10-Year Notes (08/15)	127.50	07/24/15	CME	28	12,566	(10,063)
Call - U.S. Treasury 10-Year Notes (08/15)	128.00	07/24/15	CME	128	27,584	(34,000)
Call - U.S. Treasury 10-Year Notes (08/15)	129.50	07/24/15	CME	107	11,355	(11,703)
Call - U.S. Treasury 30-Year Bonds (08/15)	151.00	07/24/15	CME	133	153,349	(286,781)
Call - U.S. Treasury 30-Year Bonds (08/15)	152.00	07/24/15	CME	6	5,887	(10,313)
Call - U.S. Treasury 30-Year Bonds (08/15)	153.00	07/24/15	CME	255	241,671	(346,640)
Call - U.S. Treasury 30-Year Bonds (08/15)	154.00	07/24/15	CME	65	83,101	(69,062)
Call - U.S. Treasury 30-Year Bonds (08/15)	155.00	07/24/15	CME	442	388,314	(366,032)
Call - U.S. Treasury 30-Year Bonds (08/15)	156.00	07/24/15	CME	106	49,343	(67,906)
Call - U.S. Treasury 5-Year Notes (09/15)	120.00	08/21/15	CME	163	83,502	(59,852)
Call - U.S. Treasury 10-Year Notes (09/15)	128.00	08/21/15	CME	351	154,812	(186,468)
Call - U.S. Treasury 10-Year Notes (09/15)	129.00	08/21/15	CME	399	245,312	(137,156)
Call - U.S. Treasury 10-Year Notes (09/15)	132.50	08/21/15	CME	6	2,793	(563)
Call - U.S. Treasury 30-Year Bonds (09/15)	154.00	08/21/15	CME	32	64,427	(60,500)
Call - Eurodollar (06/16)	99.00	06/13/16	CME	165	98,463	(104,156)

					1,970,306	(2,237,976)

Put - EUR FX (07/15)	1.11	07/02/15	CME	73	91,938	(36,500)
Put - U.S. Treasury 5-Year Notes (08/15)	118.75	07/24/15	CME	162	46,302	(40,500)
Put - U.S. Treasury 10-Year Notes (08/15)	122.00	07/24/15	CME	128	27,584	(6,000)
Put - U.S. Treasury 10-Year Notes (08/15)	124.50	07/24/15	CME	53	20,531	(13,250)
Put - U.S. Treasury 30-Year Bonds (08/15)	145.00	07/24/15	CME	106	61,781	(44,719)
Put - U.S. Treasury 30-Year Bonds (08/15)	146.00	07/24/15	CME	5	6,390	(2,891)
Put - U.S. Treasury 30-Year Bonds (08/15)	148.00	07/24/15	CME	55	80,899	(59,297)
Put - U.S. Treasury 30-Year Bonds (08/15)	149.00	07/24/15	CME	39	56,123	(55,453)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - EUR FX (09/15)	$1.12	08/07/15	CME	108	$220,436	($284,850)
Put - U.S. Treasury 10-Year Notes (09/15)	125.00	08/21/15	CME	6	2,887	(4,125)

					614,871	(547,585)

					$2,585,177	($2,785,561)

Total Written Options					$2,858,947	($3,012,647)

(h)	Swap agreements outstanding as of June 30, 2015 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 22 5Y Index	1.000%	06/20/19	CME	$27,720,000	$423,104	$410,901	$12,203
CDX IG 23 5Y Index	1.000%	12/20/19	CME	14,350,000	194,674	194,966	(292)
CDX HY 22 5Y Index	5.000%	12/20/19	CME	10,640,900	835,112	696,713	138,399

					$1,452,890	$1,302,580	$150,310

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	2.392%	02/15/41	$24,797,000	$2,363,598	$307,763	$2,055,835

Total Swap Agreements					$3,816,488	$1,610,343	$2,206,145

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,550,665	$7,550,665	$-	$-
	Corporate Bonds & Notes	1,271,012,216	-	1,269,984,311	1,027,905
	Senior Loan Notes	107,704,124	-	107,704,124	-
	Mortgage-Backed Securities	1,350,176,155	-	1,330,668,032	19,508,123
	Asset-Backed Securities	133,456,128	-	112,986,356	20,469,772
	U.S. Government Agency Issues	90,735,091	-	90,735,091	-
	U.S. Treasury Obligations	375,611,904	-	375,611,904	-
	Foreign Government Bonds & Notes	306,841,194	-	306,841,194	-
	Municipal Bonds	2,371,058	-	2,371,058	-
	Short-Term Investments	350,400,002	-	350,400,002	-
	Derivatives:
	Credit Contracts
	Swaps	1,452,890	-	1,452,890	-
	Foreign Currency Contracts
	Futures	656,858	656,858	-	-
	Forward Foreign Currency Contracts	4,131,584	-	4,131,584	-

	Total Foreign Currency Contracts	4,788,442	656,858	4,131,584	-

	Interest Rate Contracts
	Futures	7,329,030	7,329,030	-	-
	Purchased Options	611,672	611,672	-	-
	Swaps	2,363,598	-	2,363,598	-

	Total Interest Rate Contracts	10,304,300	7,940,702	2,363,598	-

	Total Assets - Derivatives	16,545,632	8,597,560	7,948,072	-

	Total Assets	4,012,404,169	16,148,225	3,955,250,144	41,005,800

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,862,364)	-	(1,862,364)	-
	Written Options	(548,436)	(321,350)	(227,086)	-

	Total Foreign Currency Contracts	(2,410,800)	(321,350)	(2,089,450)	-

	Interest Rate Contracts
	Futures	(5,757,372)	(5,757,372)	-	-
	Written Options	(2,464,211)	(2,464,211)	-	-

	Total Interest Rate Contracts	(8,221,583)	(8,221,583)	-	-

	Total Liabilities - Derivatives	(10,632,383)	(8,542,933)	(2,089,450)	-

	Total Liabilities	(10,632,383)	(8,542,933)	(2,089,450)	-

	Total	$4,001,771,786	$7,605,292	$3,953,160,694	$41,005,800

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2015:

	Corporate Bonds & Notes	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$1,206,803	$19,523,300	$11,296,478	$32,026,581
Purchases	-	11,237,636	9,799,445	21,037,081
Sales (Includes Paydowns)	(167,194)	(1,386,072)	(855,722)	(2,408,988)
Accrued Discounts (Premiums)	(377)	201,216	100	200,939
Net Realized Gains (Loss)	(837)	351,198	(959,896)	(609,535)
Change in Net Unrealized Appreciation (Depreciation)	(10,490)	453,515	1,189,367	1,632,392
Transfers In	-	-	-	-
Transfers Out	-	(10,872,670)	-	(10,872,670)

Value, End of Period	$1,027,905	$19,508,123	$20,469,772	$41,005,800

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($10,490)	$45,000	$77,618	$112,128

The significant unobservable inputs in valuing the investments were a vendor-priced single broker quote and a broker-dealer quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.4%

Consumer Discretionary - 0.1%

Altice US Finance I Corp 5.375% due 07/15/23 ~	$675,000	$658,125

Consumer Staples - 0.2%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	1,000,000	1,027,500

Health Care - 0.2%

Tenet Healthcare Corp 3.786% due 06/15/20 § ~	800,000	808,000

Materials - 1.2%

Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	2,000,000	2,003,750
Hexion Inc 6.625% due 04/15/20	4,000,000	3,690,000

		5,693,750

Telecommunication Services - 0.7%

Intelsat Luxembourg SA (United Kingdom)
7.750% due 06/01/21	1,000,000	838,750
8.125% due 06/01/23	3,000,000	2,475,000

		3,313,750

Total Corporate Bonds & Notes (Cost $12,893,092)		11,501,125

SENIOR LOAN NOTES - 95.3%

Consumer Discretionary - 26.4%

24 Hour Fitness Worldwide Inc Term B 4.750% due 05/28/21 §	2,475,000	2,362,853
Acosta Holdco Inc 4.250% due 09/26/21 §	1,495,000	1,493,442
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	1,173,431	1,175,998
Bass Pro Group LLC 4.000% due 06/05/20 §	498,750	499,789
Brickman Group Ltd LLC (1st Lien)
4.000% due 12/18/20 §	989,975	986,813
(2nd Lien)
7.500% due 12/17/21 §	4,428,083	4,452,437
Burlington Coat Factory Warehouse Corp Term B3 4.250% due 08/13/21 §	1,766,212	1,768,222
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	8,909,811	8,169,183
Caesars Growth Properties Holdings LLC 6.250% due 05/08/21 §	2,970,000	2,546,775
CEC Entertainment Inc 4.000% due 02/14/21 §	5,554,688	5,418,137
Cequel Communications LLC due 02/14/19 µ	1,496,040	1,491,826
ClubCorp Club Operations Inc 4.250% due 06/24/20 §	8,412,125	8,448,929
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	1,732,500	1,732,140
Dollar Tree Inc Term B1 3.500% due 03/09/22 §	5,430,380	5,439,432

	Principal Amount	Value
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	$5,458,750	$5,405,527
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,537,829	1,539,537
Interactive Data Corp 4.750% due 05/02/21 §	2,722,500	2,733,845
Jo-Ann Stores Inc 4.000% due 03/16/18 §	3,346,505	3,258,660
Leonardo Acquisition Corp 4.250% due 01/31/21 §	4,072,434	4,068,626
Leslie’s Poolmart Inc (Luxembourg) 4.250% due 10/16/19 §	5,674,588	5,682,390
LTF Merger Sub Inc Term B 4.250% due 06/10/22 §	2,500,000	2,484,765
Michaels Stores Inc Term B2 4.000% due 01/28/20 §	2,977,500	2,988,046
New Red Finance Term B (Canada) 3.750% due 12/10/21 §	11,052,821	11,059,729
Nine West Holdings Inc
6.250% due 01/08/20 §	2,000,000	1,420,000
Term B
4.750% due 10/08/19 §	2,225,639	1,952,998
NPC International Inc Term B 4.000% due 12/28/18 §	1,493,577	1,487,042
PetSmart Inc Term B 4.250% due 03/11/22 §	8,000,000	8,001,360
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/09/19 §	7,100,147	7,091,272
Scientific Games International Inc Term B2 6.000% due 10/01/21 §	497,500	497,754
ServiceMaster Co Term B 4.250% due 07/01/21 §	2,481,250	2,488,108
Spin Holdco Inc Term B (United Kingdom) 4.250% due 11/14/19 §	5,417,834	5,411,907
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	2,066,667	2,073,125
The Men’s Wearhouse Inc 5.000% due 06/18/21 §	1,000,000	1,012,500
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	7,424,990	7,392,506
WASH Multifamily Laundry Systems LLC (1st Lien) 4.250% due 05/14/22 §	1,000,000	996,250

		125,031,923

Consumer Staples - 8.0%

Albertson’s LLC Term B2
5.375% due 03/21/19 §	4,700,204	4,725,176
Term B3
5.000% due 08/25/19 §	987,500	992,026
Term B4
5.500% due 08/25/21 §	1,995,000	2,007,582
BJ’s Wholesale Club Inc
(1st Lien)
4.500% due 09/26/19 §	2,192,876	2,197,152
(2nd Lien)
8.500% due 03/26/20 §	2,050,000	2,070,074
New Albertson’s Inc 4.750% due 06/27/21 §	2,729,375	2,736,540
Performance Food Group Co (2nd Lien) 6.250% due 11/14/19 §	2,940,000	2,954,700
Reddy Ice Corp (1st Lien) 6.751% due 05/01/19 §	2,947,274	2,620,618
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	1,737,737	1,744,471
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	5,776,000	5,838,571

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Smart & Final Stores LLC (1st Lien) 4.500% due 11/15/19 §	$5,344,691	$5,341,351
US Foods Inc 4.500% due 03/31/19 §	4,900,000	4,915,313

		38,143,574

Energy - 2.0%

Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	1,150,000	882,625
HGIM Corp Term B 5.500% due 06/18/20 §	3,193,125	2,589,091
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	6,250,000	2,515,625
Seadrill Partners Finco LLC Term B (Norway) 4.000% due 02/21/21 §	4,439,289	3,372,275

		9,359,616

Financials - 4.0%

AmWINS Group LLC due 09/06/19 µ	1,997,446	2,015,637
5.250% due 09/06/19 §	206,543	208,424
Hub International Ltd Term B 4.000% due 10/02/20 §	9,169,436	9,116,905
Realogy Corp Term B 3.750% due 03/05/20 §	2,932,838	2,931,004
USI Inc Term B (Canada) 4.250% due 12/27/19 §	4,911,266	4,920,474

		19,192,444

Health Care - 8.7%

Catalent Pharma Solutions Inc Term B 4.250% due 05/20/21 §	2,722,503	2,731,011
Community Health Systems Inc Term G
3.750% due 12/31/19 §	1,722,256	1,724,409
Term H
4.000% due 01/27/21 §	8,748,919	8,771,395
DJO Finance LLC 4.250% due 06/08/20 §	500,000	501,500
Endo Luxembourg Finance Co Term B due 06/11/22 µ	2,000,000	2,007,500
Horizon Pharma Holdings USA Inc Term B 4.500% due 04/22/21 §	1,500,000	1,507,032
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	8,478,261	8,500,779
Par Pharmaceutical Cos Inc Term B2
4.000% due 09/30/19 §	4,952,114	4,953,664
Term B3
4.250% due 09/30/19 §	497,500	497,811
Prestige Brands Inc Term B3 3.500% due 09/03/21 §	2,000,000	2,000,000
Quintiles Transnational Corp Term B 3.250% due 05/12/22 §	500,000	502,500
Sterigenics-Nordion Holdings LLC Term B 4.250% due 05/15/22 §	3,000,000	3,007,500
Valeant Pharmaceuticals International Inc Series F1 Term B 4.000% due 04/01/22 §	2,493,750	2,495,451
Valeant Pharmaceuticals International Inc (Canada) Series E Term B 3.500% due 08/05/20 §	2,141,313	2,136,762

		41,337,314

Industrials - 29.2%

AlixPartners LLP (2nd Lien)
9.000% due 07/10/21 §	4,450,000	4,502,844
Term B2
4.000% due 07/10/20 §	3,224,832	3,213,410

	Principal Amount	Value
Allflex Holdings III Inc (1st Lien)
4.250% due 07/17/20 §	$2,456,250	$2,457,785
(2nd Lien)
8.000% due 07/19/21 §	3,500,000	3,497,812
Allied Security Holdings LLC (1st Lien)
4.250% due 02/12/21 §	1,093,973	1,094,999
(2nd Lien)
8.000% due 08/13/21 §	6,201,027	6,224,281
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	4,398,750	4,327,270
Atkore International Inc (1st Lien) 4.500% due 04/09/21 §	2,970,000	2,888,325
Camp International Holding Co (1st Lien)
4.750% due 05/31/19 §	1,923,639	1,931,455
(2nd Lien)
8.250% due 11/30/19 §	1,500,000	1,507,500
Crosby US Acquisition Corp (2nd Lien) 7.000% due 11/22/21 §	1,000,000	941,250
DAE Aviation Holdings Inc (1st Lien) due 07/07/22 µ	750,000	751,250
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	5,484,183	5,535,597
Gates Global Inc Term B 4.250% due 07/05/21 §	7,944,987	7,836,451
GYP Holdings III Corp (1st Lien)
4.750% due 04/01/21 §	5,444,994	5,281,644
(2nd Lien)
7.750% due 04/01/22 §	1,250,000	1,215,625
HD Supply Inc Term B 4.000% due 06/28/18 §	7,000,000	7,014,875
Husky Injection Molding Systems Ltd (Canada) (1st Lien)
4.250% due 06/30/21 §	1,475,390	1,472,255
(2nd Lien)
7.250% due 06/30/22 §	4,600,000	4,571,250
Jeld-Wen Inc due 06/18/22 µ	1,000,000	1,002,500
LM U.S. Corp Acquisition Inc
4.750% due 10/25/19 §	70,655	70,788
(1st Lien)
4.750% due 10/25/19 §	1,901,709	1,905,274
(2nd Lien)
8.250% due 01/25/21 §	3,500,000	3,491,250
Onex Wizard US Acquisition Inc
due 03/13/22 µ	1,745,625	1,745,780
4.250% due 03/13/22 §	6,483,750	6,484,327
Ply Gem Industries Inc 4.000% due 02/01/21 §	5,315,912	5,293,320
Protection One Inc (1st Lien) due 07/01/21 µ	1,000,000	1,003,750
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	5,664,205	5,657,125
Roofing Supply Group LLC 5.000% due 05/31/19 §	7,946,653	7,966,519
Silver II US Holdings LLC 4.000% due 12/13/19 §	5,680,424	5,507,643
TransDigm Inc Term C
3.750% due 02/28/20 §	4,591,529	4,565,064
Term D
3.750% due 06/04/21 §	990,000	983,581
Term E
3.500% due 05/14/22 §	3,990,481	3,948,796

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Univar Inc due 06/30/22 µ	$9,000,000	$8,991,567
Term B
5.000% due 06/30/17 §	9,534,166	9,533,422
Waste Industries USA Inc Term B 4.250% due 02/27/20 §	1,995,000	2,004,353
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	1,970,000	1,967,537

		138,388,474

Information Technology - 6.1%

Applied Systems Inc (1st Lien)
4.250% due 01/25/21 §	478,586	478,927
(2nd Lien)
7.500% due 01/24/22 §	2,940,848	2,955,552
Black Knight InfoServ LLC Term B 3.750% due 05/27/22 §	1,000,000	1,005,300
CCC Information Services Inc 4.000% due 12/20/19 §	3,221,979	3,214,933
CommScope Inc Term B due 12/29/22 µ	250,000	250,117
Epicor Software Corp (1st Lien) 4.750% due 05/08/22 §	1,500,000	1,498,281
Excelitas Technologies Corp (1st Lien) 6.000% due 10/31/20 §	2,041,367	2,048,385
Freescale Semiconductor Inc due 01/15/21 µ	3,979,747	4,001,027
Term B4
4.250% due 02/28/20 §	4,987,342	4,998,643
Term B5
5.000% due 01/15/21 §	2,586,835	2,600,667
Infor US Inc Term B5 3.750% due 06/03/20 §	3,624,545	3,581,503
Riverbed Technology Inc Term B 6.000% due 04/24/22 §	2,244,375	2,268,397

		28,901,732

Materials - 7.3%

A Schulman Inc Term B 4.000% due 06/01/22 §	1,000,000	1,001,250
Ardagh Holdings USA Inc 4.000% due 12/17/19 §	3,950,000	3,952,962
Berry Plastics Holding Corp Term E 3.750% due 01/06/21 §	1,359,167	1,357,279
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	4,951,861	4,983,583
Emerald Performance Materials LLC (1st Lien)
4.500% due 08/01/21 §	992,500	994,154
(2nd Lien)
7.750% due 08/01/22 §	250,000	249,271
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	4,667,457	4,155,497
Headwaters Inc Term B 4.500% due 03/24/22 §	1,750,000	1,757,656
Klockner Pentaplast of America Inc 5.000% due 04/28/20 §	700,599	703,664
KP Germany Erste GmbH (1st Lien) (Germany) 5.000% due 04/22/20 §	299,401	300,711
MacDermid Inc Term B2 4.750% due 06/07/20 §	497,500	500,121
Nexeo Solutions LLC 5.000% due 09/08/17 §	830,241	818,826
Term B3
5.000% due 09/08/17 §	861,875	851,461

	Principal Amount	Value
Pregis Corp due 05/14/21 µ	$998,700	$1,002,758
4.500% due 05/14/21 §	1,727,319	1,734,337
Quikrete Holdings Inc (1st Lien)
4.000% due 09/28/20 §	3,098,659	3,103,824
(2nd Lien)
7.000% due 03/26/21 §	3,890,526	3,919,705
Summit Materials Cos I LLC Term B due 06/24/22 µ	500,000	500,625
Tekni-Plex Inc Term B 4.500% due 06/01/22 §	500,000	500,782
Trinseo Materials Operating SCA Term B (Luxembourg) 4.250% due 10/13/21 §	2,000,000	2,005,358

		34,393,824

Telecommunication Services - 2.6%

Level 3 Financing Inc Term B
4.000% due 01/15/20 §	3,000,000	3,002,250
Term B2
3.500% due 05/31/22 §	5,750,000	5,715,862
WaveDivision Holdings LLC Term B 4.000% due 10/15/19 §	2,493,606	2,496,723
Zayo Group LLC Term B 3.750% due 05/06/21 §	997,500	991,344

		12,206,179

Utilities - 1.0%

Power Team Services LLC 4.250% due 05/06/20 §	163,629	163,424
(1st Lien)
4.250% due 05/06/20 §	3,048,889	3,052,700
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,485,000

		4,701,124

Total Senior Loan Notes (Cost $461,098,046)		451,656,204

SHORT-TERM INVESTMENT - 5.3%

Repurchase Agreement - 5.3%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $25,231,166; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $25,739,113)	25,231,166	25,231,166

Total Short-Term Investment (Cost $25,231,166)		25,231,166

TOTAL INVESTMENTS - 103.0% (Cost $499,222,304)		488,388,495

OTHER ASSETS & LIABILITIES, NET - (3.0%)		(14,194,028)

NET ASSETS - 100.0%		$474,194,467

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Industrials	29.2%
Consumer Discretionary	26.5%
Health Care	8.9%
Materials	8.5%
Consumer Staples	8.2%
Information Technology	6.1%
Short-Term Investment	5.3%
Financials	4.0%
Telecommunication Services	3.3%
Others (each less than 3.0%)	3.0%

	103.0%
Other Assets & Liabilities, Net	(3.0%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$11,501,125	$-	$11,501,125	$-
	Senior Loan Notes	451,656,204	-	451,656,204	-
	Short-Term Investment	25,231,166	-	25,231,166	-

	Total	$488,388,495	$-	$488,388,495	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2015:

Senior Loan Notes
Value, Beginning of Period	$7,062,277
Purchases	-
Sales (Includes Paydowns)	(2,004,252)
Accrued Discounts (Premiums)	2,195
Net Realized Gains (Loss)	(240,296)
Change in Net Unrealized Appreciation (Depreciation)	389,785
Transfers In	-
Transfers Out	(5,209,709)

Value, End of Period	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

During the period ended June 30, 2015, investments (senior loans) with a total aggregate value of $5,209,709 were transferred from Level 3 to Level 2 due to the investments being priced using a multiple broker quoted vendor price versus being priced below 90 using a single broker quoted vendor price.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Consumer Discretionary - 0.0%

Education Management Corp Series A1	4,527	$237,667

Total Convertible Preferred Stocks (Cost $319,500)		237,667

COMMON STOCKS - 0.1%

Consumer Discretionary - 0.0%

Education Management LLC +	4,068,695	109,855

Information Technology - 0.1%

IAP Worldwide Services Inc +	121	132,580

Utilities - 0.0%

EME Reorganization Trust	202,312	2,529

Total Common Stocks (Cost $351,239)		244,964

	Principal Amount

CORPORATE BONDS & NOTES - 5.3%

Consumer Discretionary - 1.4%

Acosta Inc 7.750% due 10/01/22 ~	$230,000	232,300
Altice Financing SA 6.625% due 02/15/23 ~	200,000	199,060
AMC Networks Inc
4.750% due 12/15/22	60,000	60,225
7.750% due 07/15/21	70,000	75,950
American Axle & Manufacturing Inc 5.125% due 02/15/19	30,000	30,788
American Tire Distributors Inc 10.250% due 03/01/22 ~	150,000	160,875
Argos Merger Sub Inc 7.125% due 03/15/23 ~	140,000	147,000
Cable One Inc 5.750% due 06/15/22 ~	50,000	50,750
CCO Holdings LLC
5.250% due 09/30/22	200,000	197,500
5.375% due 05/01/25 ~	155,000	151,319
6.500% due 04/30/21	1,000,000	1,048,750
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	60,000	48,600
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	244,438
Crown Media Holdings Inc 10.500% due 07/15/19	150,000	158,625
DISH DBS Corp
5.875% due 07/15/22	115,000	112,987
5.875% due 11/15/24	90,000	86,681
Family Tree Escrow LLC
5.250% due 03/01/20 ~	80,000	84,100
5.750% due 03/01/23 ~	280,000	294,000
FCA US LLC (United Kingdom) 8.250% due 06/15/21	1,200,000	1,311,000
Hilton Worldwide Finance LLC 5.625% due 10/15/21	145,000	151,336
Hot Topic Inc 9.250% due 06/15/21 ~	185,000	195,175
Icahn Enterprises LP
3.500% due 03/15/17	65,000	65,569
6.000% due 08/01/20	60,000	62,175

	Principal Amount	Value
iHeartCommunications Inc 11.250% due 03/01/21	$60,000	$58,500
L Brands Inc 5.625% due 02/15/22	195,000	206,212
Laureate Education Inc 10.000% due 09/01/19 ~	580,000	543,025
Levi Strauss & Co 6.875% due 05/01/22	90,000	96,525
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	235,000	259,675
MGM Resorts International
6.000% due 03/15/23	105,000	106,575
6.625% due 12/15/21	155,000	162,750
7.750% due 03/15/22	365,000	403,325
MHGE Parent LLC 8.500% due 08/01/19 ~	45,000	45,506
Michaels Stores Inc 5.875% due 12/15/20 ~	55,000	57,750
National CineMedia LLC 6.000% due 04/15/22	60,000	62,472
NCL Corp Ltd
5.000% due 02/15/18	55,000	56,238
5.250% due 11/15/19 ~	45,000	46,294
Neiman Marcus Group Ltd LLC 8.750% PIK due 10/15/21 ~	65,000	70,119
Netflix Inc
5.500% due 02/15/22 ~	135,000	140,062
5.875% due 02/15/25 ~	190,000	197,621
New Red Finance Inc (Canada)
4.625% due 01/15/22 ~	105,000	103,688
6.000% due 04/01/22 ~	205,000	211,150
Numericable-SFR SAS (France)
4.875% due 05/15/19 ~	300,000	297,750
6.000% due 05/15/22 ~	240,000	237,150
Party City Holdings Inc 8.875% due 08/01/20	160,000	171,600
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	85,000
Regal Entertainment Group 5.750% due 03/15/22	45,000	45,673
Sabre GLBL Inc 5.375% due 04/15/23 ~	35,000	34,650
Sally Holdings LLC 5.750% due 06/01/22	10,000	10,525
Sirius XM Radio Inc
5.875% due 10/01/20 ~	30,000	30,825
6.000% due 07/15/24 ~	120,000	121,500
Starz LLC 5.000% due 09/15/19	85,000	86,275
Station Casinos LLC 7.500% due 03/01/21	150,000	161,250
Studio City Finance Ltd (Hong Kong) 8.500% due 12/01/20 ~	250,000	250,312
Tempur Sealy International Inc 6.875% due 12/15/20	70,000	74,550
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	109,250
The ServiceMaster Co LLC
7.000% due 08/15/20	36,000	38,205
7.450% due 08/15/27	80,000	81,200
TRI Pointe Holdings Inc
4.375% due 06/15/19 ~	75,000	73,875
5.875% due 06/15/24 ~	100,000	98,500
Tribune Media Co 5.875% due 07/15/22 ~	130,000	131,300
Univision Communications Inc 5.125% due 05/15/23 ~	55,000	53,625
Viking Cruises Ltd
6.250% due 05/15/25 ~	70,000	69,825
8.500% due 10/15/22 ~	130,000	144,950

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/26 ~	$200,000	$193,750
VWR Funding Inc 7.250% due 09/15/17	120,000	124,350

		10,722,580

Consumer Staples - 0.2%

Constellation Brands Inc
4.250% due 05/01/23	175,000	172,812
6.000% due 05/01/22	70,000	76,490
Dean Foods Co 6.500% due 03/15/23 ~	80,000	81,800
HRG Group Inc
7.875% due 07/15/19	70,000	74,375
7.875% due 07/15/19 ~	70,000	74,375
Pilgrim’s Pride Corp (Brazil) 5.750% due 03/15/25 ~	105,000	106,312
Post Holdings Inc
6.000% due 12/15/22 ~	50,000	48,313
6.750% due 12/01/21 ~	25,000	25,063
Reynolds Group Issuer Inc (New Zealand)
8.250% due 02/15/21	100,000	104,250
9.875% due 08/15/19	230,000	241,931
Rite Aid Corp 6.125% due 04/01/23 ~	190,000	196,412
Spectrum Brands Inc
5.750% due 07/15/25 ~	130,000	132,600
6.375% due 11/15/20	65,000	69,063
6.625% due 11/15/22	45,000	48,150
6.750% due 03/15/20	75,000	79,163
The WhiteWave Foods Co 5.375% due 10/01/22	35,000	37,100

		1,568,209

Energy - 0.7%

Alpha Natural Resources Inc 7.500% due 08/01/20 ~	25,000	6,375
Antero Resources Corp
5.375% due 11/01/21	145,000	141,375
5.625% due 06/01/23 ~	55,000	53,419
Berry Petroleum Co LLC 6.375% due 09/15/22	180,000	140,850
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	65,000	67,275
Bonanza Creek Energy Inc 6.750% due 04/15/21	110,000	104,775
California Resources Corp 5.500% due 09/15/21	80,000	69,700
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	50,000	51,375
Chesapeake Energy Corp
6.125% due 02/15/21	120,000	113,100
7.250% due 12/15/18	120,000	124,200
Concho Resources Inc 5.500% due 04/01/23	220,000	221,100
CONSOL Energy Inc 5.875% due 04/15/22	50,000	42,706
CrownRock LP 7.750% due 02/15/23 ~	160,000	171,200
CVR Refining LLC 6.500% due 11/01/22	175,000	175,875
Denbury Resources Inc 5.500% due 05/01/22	30,000	26,925
Endeavor Energy Resources LP
7.000% due 08/15/21 ~	140,000	140,000
8.125% due 09/15/23 ~	40,000	41,450
Energy Transfer Equity LP 5.875% due 01/15/24	115,000	119,830

	Principal Amount	Value
EP Energy LLC
7.750% due 09/01/22	$55,000	$58,025
9.375% due 05/01/20	140,000	150,675
Gulfport Energy Corp
6.625% due 05/01/23 ~	105,000	106,837
7.750% due 11/01/20	140,000	147,350
Halcon Resources Corp 8.625% due 02/01/20 ~	35,000	34,694
Laredo Petroleum Inc 7.375% due 05/01/22	595,000	629,212
Matador Resources Co 6.875% due 04/15/23 ~	70,000	71,837
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	105,000	98,175
Memorial Resource Development Corp 5.875% due 07/01/22 ~	200,000	194,140
Murphy Oil USA Inc 6.000% due 08/15/23	190,000	199,500
Newfield Exploration Co 5.625% due 07/01/24	160,000	162,400
Paramount Resources Ltd (Canada) 6.875% due 06/30/23 ~	55,000	55,413
PBF Logistics LP 6.875% due 05/15/23 ~	75,000	75,750
Precision Drilling Corp (Canada) 6.500% due 12/15/21	5,000	4,875
Rosetta Resources Inc
5.625% due 05/01/21	90,000	96,075
5.875% due 06/01/22	120,000	128,604
RSP Permian Inc 6.625% due 10/01/22 ~	130,000	133,575
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	115,000	117,875
5.625% due 04/15/23	100,000	100,156
5.625% due 03/01/25 ~	175,000	173,906
5.750% due 05/15/24	100,000	100,125
Sabine Pass LNG LP 6.500% due 11/01/20	130,000	135,200
Seven Generations Energy Ltd (Canada)
6.750% due 05/01/23 ~	90,000	90,225
8.250% due 05/15/20 ~	210,000	223,860
Seventy Seven Energy Inc 6.500% due 07/15/22	55,000	35,475
SM Energy Co
6.125% due 11/15/22 ~	35,000	36,145
6.500% due 01/01/23	95,000	97,850
Sunoco LP 6.375% due 04/01/23 ~	80,000	83,600
Tesoro Corp 5.375% due 10/01/22	115,000	117,300
Tesoro Logistics LP
5.500% due 10/15/19 ~	25,000	26,063
6.250% due 10/15/22 ~	65,000	67,600
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	60,000	46,800
Williams Partners LP 4.875% due 03/15/24	15,000	14,763

		5,625,610

Financials - 0.4%

A-S Co-Issuer Subsidiary Inc 7.875% due 12/15/20 ~	85,000	90,100
Ally Financial Inc 8.000% due 12/31/18	500,000	559,375
CIT Group Inc 5.250% due 03/15/18	505,000	523,306
Communications Sales & Leasing Inc REIT
6.000% due 04/15/23 ~	10,000	9,805
8.250% due 10/15/23 ~	35,000	34,519
Equinix Inc REIT 5.375% due 01/01/22	30,000	30,225

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	$55,000	$53,762
First Data Corp
6.750% due 11/01/20 ~	169,000	179,035
7.375% due 06/15/19 ~	110,000	114,620
11.250% due 01/15/21	75,000	83,437
11.750% due 08/15/21	48,500	54,684
General Motors Financial Co Inc
3.250% due 05/15/18	20,000	20,483
4.750% due 08/15/17	845,000	892,407
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	80,000	84,800
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	75,000	75,000
HUB International Ltd 7.875% due 10/01/21 ~	100,000	102,250
Navient Corp
5.000% due 10/26/20	45,000	44,888
5.500% due 01/15/19	175,000	178,871
5.875% due 10/25/24	55,000	51,838
Quicken Loans Inc 5.750% due 05/01/25 ~	55,000	52,800
RHP Hotel Properties LP REIT 5.000% due 04/15/23 ~	55,000	54,175
TransUnion
8.125% due 06/15/18	10,000	10,233
9.625% PIK due 06/15/18	180,000	180,729
USI Inc (Canada) 7.750% due 01/15/21 ~	15,000	15,281

		3,496,623

Health Care - 0.6%

Alere Inc
6.375% due 07/01/23 ~	115,000	117,300
6.500% due 06/15/20	60,000	62,400
Amsurg Corp
5.625% due 11/30/20	50,000	51,125
5.625% due 07/15/22	75,000	75,937
Capsugel SA 7.000% PIK due 05/15/19 ~	35,000	35,682
Centene Corp 4.750% due 05/15/22	35,000	36,225
CHS/Community Health Systems Inc
6.875% due 02/01/22	150,000	158,812
7.125% due 07/15/20	160,000	169,920
ConvaTec Finance International SA (Sweden) 8.250% PIK due 01/15/19 ~	200,000	197,250
DJO Finco Inc 8.125% due 06/15/21 ~	90,000	92,925
ExamWorks Group Inc 5.625% due 04/15/23	60,000	61,800
HCA Inc
6.500% due 02/15/20	25,000	28,000
7.500% due 02/15/22	835,000	960,250
Hologic Inc
5.250% due 07/15/22 ~ #	120,000	122,850
6.250% due 08/01/20	305,000	315,683
Horizon Pharma Financing Inc 6.625% due 05/01/23 ~	220,000	229,625
IMS Health Inc 6.000% due 11/01/20 ~	100,000	103,250
Kinetic Concepts Inc (United Kingdom) 10.500% due 11/01/18	250,000	267,505
Mallinckrodt International Finance SA
4.875% due 04/15/20 ~	50,000	51,065
5.500% due 04/15/25 ~	50,000	48,688
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	225,000	230,344

	Principal Amount	Value
Sterigenics-Nordion Holdings LLC 6.500% due 05/15/23 ~	$80,000	$80,600
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	65,000	65,325
Teleflex Inc 5.250% due 06/15/24 ~	35,000	35,620
Tenet Healthcare Corp
6.000% due 10/01/20	70,000	74,813
6.750% due 06/15/23 ~	105,000	107,297
8.125% due 04/01/22	145,000	159,137
United Surgical Partners International Inc 9.000% due 04/01/20	65,000	69,388
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	195,000	205,847
Valeant Pharmaceuticals International Inc
5.500% due 03/01/23 ~	50,000	50,625
5.875% due 05/15/23 ~	265,000	271,956
6.125% due 04/15/25 ~	265,000	273,612
7.500% due 07/15/21 ~	75,000	81,281
WellCare Health Plans Inc 5.750% due 11/15/20	170,000	177,437

		5,069,574

Industrials - 0.7%

ADS Waste Holdings Inc 8.250% due 10/01/20	65,000	67,600
Aerojet Rocketdyne Holdings Inc 7.125% due 03/15/21	125,000	133,750
Air Medical Merger Sub Corp 6.375% due 05/15/23 ~	75,000	70,875
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	85,000	87,763
Bombardier Inc (Canada)
5.500% due 09/15/18 ~	25,000	24,875
7.500% due 03/15/25 ~	80,000	73,000
Building Materials Corp of America 5.375% due 11/15/24 ~	160,000	157,896
CBC Ammo LLC (Brazil) 7.250% due 11/15/21 ~	105,000	98,963
CEB Inc 5.625% due 06/15/23 ~	140,000	141,050
Clean Harbors Inc 5.125% due 06/01/21	45,000	44,775
Covanta Holding Corp
5.875% due 03/01/24	40,000	40,100
6.375% due 10/01/22	65,000	68,331
CSC Holdings LLC 5.250% due 06/01/24 ~	15,000	14,475
Erickson Air-Crane Inc 6.000% due 11/02/20 +	90,668	52,551
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	35,000	35,175
FTI Consulting Inc 6.000% due 11/15/22	325,000	340,031
HD Supply Inc
5.250% due 12/15/21 ~	65,000	66,138
7.500% due 07/15/20	185,000	196,562
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	724,200
IHS Inc 5.000% due 11/01/22 ~	95,000	94,763
Interline Brands Inc 10.000% PIK due 11/15/18	234,000	245,115
Navistar International Corp 8.250% due 11/01/21	120,000	114,600
Nortek Inc 8.500% due 04/15/21	55,000	58,988
Orbital ATK Inc 5.250% due 10/01/21 ~	60,000	61,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Reliance Intermediate Holdings LP 6.500% due 04/01/23 ~	$200,000	$209,000
Rexel SA (France) 5.250% due 06/15/20 ~	500,000	522,500
The Hertz Corp 6.250% due 10/15/22	180,000	183,600
The Manitowoc Co Inc 5.875% due 10/15/22	50,000	54,125
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	50,000	50,688
TMS International Corp 7.625% due 10/15/21 ~	60,000	58,800
TransDigm Inc
6.000% due 07/15/22	125,000	124,062
6.500% due 07/15/24	120,000	119,100
7.500% due 07/15/21	20,000	21,600
United Rentals North America Inc
6.125% due 06/15/23	45,000	46,181
7.375% due 05/15/20	60,000	64,319
7.625% due 04/15/22	155,000	168,562
Univar Inc 6.750% due 07/15/23 ~ #	50,000	50,625
USG Corp
5.500% due 03/01/25 ~	15,000	15,000
5.875% due 11/01/21 ~	25,000	26,250
Vander Intermediate Holding II Corp 9.750% PIK due 02/01/19 ~	75,000	74,250
Watco Cos LLC 6.375% due 04/01/23 ~	50,000	50,875
XPO Logistics Inc
6.500% due 06/15/22 ~	125,000	122,656
7.875% due 09/01/19 ~	320,000	343,600
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	155,000	152,869

		5,471,738

Information Technology - 0.3%

Activision Blizzard Inc 6.125% due 09/15/23 ~	50,000	53,750
Alcatel-Lucent USA Inc (France)
6.750% due 11/15/20 ~	200,000	212,250
8.875% due 01/01/20 ~	280,000	305,550
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	56,994
Audatex North America Inc 6.000% due 06/15/21 ~	100,000	103,125
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	75,000	78,094
CommScope Inc 4.375% due 06/15/20 ~	35,000	35,437
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	115,000	114,856
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	120,000	120,900
Infor US Inc 6.500% due 05/15/22 ~	50,000	51,125
Italics Merger Sub Inc 7.125% due 07/15/23 ~	140,000	138,600
Micron Technology Inc
5.250% due 08/01/23 ~	115,000	110,544
5.625% due 01/15/26 ~	140,000	129,675
NeuStar Inc 4.500% due 01/15/23	200,000	178,500
Opal Acquisition Inc 8.875% due 12/15/21 ~	25,000	24,469
Plantronics Inc 5.500% due 05/31/23 ~	105,000	106,575
SS&C Technologies Holdings Inc 5.875% due 07/15/23 ~	115,000	116,437

	Principal Amount	Value
Sungard Availability Services Capital Inc 8.750% due 04/01/22 ~	$100,000	$73,500
Zebra Technologies Corp 7.250% due 10/15/22 ~	170,000	184,450

		2,194,831

Materials - 0.3%

AK Steel Corp 8.750% due 12/01/18	60,000	63,375
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	185,000	185,462
ArcelorMittal (Luxembourg) 7.000% due 02/25/22	40,000	43,300
Ardagh Packaging Finance PLC (Luxembourg) 3.286% due 12/15/19 § ~	200,000	195,250
Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	20,000	20,038
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	213,656
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	85,000	71,613
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	120,000	116,700
Kissner Milling Co Ltd (Canada) 7.250% due 06/01/19 ~	135,000	138,037
New Gold Inc (Canada) 6.250% due 11/15/22 ~	90,000	89,325
Platform Specialty Products Corp 6.500% due 02/01/22 ~	95,000	98,563
Rockwood Specialties Group Inc 4.625% due 10/15/20	165,000	172,012
SunCoke Energy Partners LP 7.375% due 02/01/20 ~	75,000	76,125
The Chemours Co
6.625% due 05/15/23 ~	80,000	77,700
7.000% due 05/15/25 ~	75,000	72,938
Tronox Finance LLC 6.375% due 08/15/20 ~	210,000	195,825
7.500% due 03/15/22 ~	55,000	52,250
WR Grace & Co
5.125% due 10/01/21 ~	55,000	55,550
5.625% due 10/01/24 ~	20,000	20,325

		1,958,044

Telecommunication Services - 0.5%

Avaya Inc 9.000% due 04/01/19 ~	80,000	82,000
CenturyLink Inc 6.750% due 12/01/23	90,000	90,619
Frontier Communications Corp
6.250% due 09/15/21	80,000	73,200
6.875% due 01/15/25	80,000	67,200
7.625% due 04/15/24	15,000	13,313
Hughes Satellite Systems Corp 6.500% due 06/15/19	900,000	979,875
Intelsat Luxembourg SA (United Kingdom)
7.750% due 06/01/21	330,000	276,787
8.125% due 06/01/23	155,000	127,875
SBA Telecommunications Inc 5.750% due 07/15/20	165,000	171,806
Sprint Capital Corp (Japan) 8.750% due 03/15/32	15,000	14,625
Sprint Communications Inc (Japan)
6.000% due 11/15/22	10,000	9,163
7.000% due 08/15/20	110,000	109,450
9.125% due 03/01/17	100,000	108,500
Sprint Corp (Japan)
7.250% due 09/15/21	80,000	78,950
7.625% due 02/15/25	80,000	75,600
7.875% due 09/15/23	735,000	718,462

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
T-Mobile USA Inc (Germany)
6.250% due 04/01/21	$65,000	$66,788
6.375% due 03/01/25	65,000	66,869
6.625% due 04/01/23	70,000	72,887
6.633% due 04/28/21	70,000	72,800
6.731% due 04/28/22	25,000	26,125
Windstream Services LLC
6.375% due 08/01/23	160,000	132,080
7.750% due 10/01/21	435,000	400,200

		3,835,174

Utilities - 0.2%

AES Corp 5.500% due 03/15/24	45,000	43,808
AmeriGas Finance LLC 7.000% due 05/20/22	215,000	228,975
Calpine Corp
5.375% due 01/15/23	170,000	167,875
5.750% due 01/15/25	55,000	53,694
Dynegy Inc
6.750% due 11/01/19 ~	135,000	141,142
7.375% due 11/01/22 ~	105,000	110,512
7.625% due 11/01/24 ~	90,000	95,850
NRG Energy Inc 8.250% due 09/01/20	595,000	624,750

		1,466,606

Total Corporate Bonds & Notes (Cost $40,637,517)		41,408,989

SENIOR LOAN NOTES - 90.3%

Consumer Discretionary - 25.3%

99 Cents Only Stores 4.500% due 01/11/19 §	2,514,208	2,338,213
Acosta Holdco Inc 4.250% due 09/26/21 §	2,786,000	2,783,097
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	469,372	470,399
Affinity Gaming LLC Term B 5.250% due 11/09/17 §	456,863	459,147
ALM Media Holdings Inc (1st Lien) 5.500% due 07/31/20 § +	367,969	356,157
Amaya Holdings BV (1st Lien) (Netherlands) 5.000% due 08/01/21 §	3,154,802	3,154,146
AMC Entertainment Inc 3.500% due 04/30/20 §	2,346,000	2,345,695
Answers Corp (1st Lien) 6.250% due 10/03/21 §	1,842,994	1,598,798
AP NMT Acquisition BV (1st Lien) (Netherlands) 6.750% due 08/13/21 §	372,188	368,931
Aramark Services Inc
1.838% due 07/26/16 §	169,638	168,892
1.843% due 07/26/16 §	307,355	306,002
ARG IH Corp Term B 4.750% due 11/15/20 §	193,265	194,280
Ascend Learning LLC Term B 6.000% due 07/31/19 §	1,009,625	1,013,411
Asurion LLC
(2nd Lien)
8.500% due 03/03/21 §	825,000	839,644
Term B1
5.000% due 05/24/19 §	6,690,346	6,710,323
Auction.com LLC Term B 6.000% due 05/08/22 §	897,750	893,261
Aufinco Property Ltd (1st Lien) (Australia) 4.000% due 05/29/20 §	367,500	367,730

	Principal Amount	Value
Bass Pro Group LLC 4.000% due 06/05/20 §	$1,965,613	$1,969,707
Block Communications Inc Term B 4.000% due 11/07/21 §	198,500	199,492
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	361,333	362,713
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	664,892	662,768
Caesars Entertainment Operating Co Term B6 0.000% due 03/01/17 § Y	1,122,078	1,007,866
Campaign Monitor Finance Property Ltd (1st Lien) (Australia) 6.250% due 03/18/21 §	592,500	589,537
CDS U.S. Intermediate Holdings Inc due 06/10/22 µ	375,000	375,469
CEC Entertainment Inc 4.000% due 02/14/21 §	1,086,250	1,059,547
Centerplate Inc Term A 4.750% due 11/26/19 §	513,185	513,185
Cequel Communications LLC Term B 3.500% due 02/14/19 §	2,434,325	2,427,467
Chrysler Group LLC Term B
3.250% due 12/31/18 §	1,703,438	1,701,947
3.500% due 05/24/17 §	3,957,852	3,958,192
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	636,485	637,679
Clear Channel Communications Inc
Term D
6.937% due 01/30/19 §	1,102,586	1,020,811
Term E
7.687% due 07/30/19 §	354,610	333,112
ClubCorp Club Operations Inc 4.250% due 06/24/20 §	2,536,825	2,547,924
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	519,750	519,642
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	3,337,657	3,177,033
David’s Bridal Inc Term B 5.000% due 10/11/19 §	716,584	689,489
Dayco Products LLC Term B 5.250% due 12/12/19 §	1,308,149	1,314,690
Dollar Tree Inc Term B1 3.500% due 03/09/22 §	2,346,519	2,350,431
Education Management LLC
Term A
5.500% due 07/02/20 §	339,553	257,212
Term B
8.500% due 07/02/20 §	575,323	369,645
Entercom Radio LLC Term B 4.005% due 11/23/18 §	521,000	522,547
Entravision Communications Corp 3.500% due 05/31/20 §	518,938	515,911
Equinox Holdings Inc Term B 5.000% due 01/31/20 §	893,392	899,534
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	753,736	705,685
Extreme Reach Inc (1st Lien) 6.750% due 02/07/20 §	570,310	569,227
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	3,151,188	3,120,463
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	343,875	344,193
Flint Group GmbH Term C (Germany) 4.500% due 09/07/21 §	131,719	131,883
Flint Group US LLC Term B2 (1st Lien) 4.500% due 09/07/21 §	808,781	810,803
Four Seasons Holdings Inc (1st Lien) (Canada) 3.500% due 06/27/20 §	562,848	563,024

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
General Nutrition Centers Inc 3.250% due 03/04/19 §	$5,736,829	$5,665,119
Getty Images Inc Term B 4.750% due 10/18/19 §	4,719,966	3,519,915
Go Daddy Operating Co LLC Term B 4.250% due 05/13/21 §	2,719,810	2,726,185
Golden Nugget Inc
5.500% due 11/21/19 §	108,563	109,662
Term B
5.500% due 11/21/19 §	253,313	255,877
Gray Television Inc Term B 3.750% due 06/10/21 §	222,575	222,876
Harbor Freight Tools USA Inc (1st Lien) 4.750% due 07/26/19 §	850,500	856,241
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	4,696,742	4,701,960
Horizon Global Corp Term B due 05/11/22 µ	425,000	421,016
Houghton Mifflin Harcourt Publishing Co Term B (Ireland) 4.000% due 05/11/22 §	325,000	323,984
Hubbard Radio LLC Term B 4.250% due 05/15/20 §	616,318	615,741
Hudsons Bay Co
due 11/04/20 µ	1,000,000	1,004,018
(1st Lien) (Canada)
4.750% due 11/04/20 §	1,031,875	1,036,021
Information Resources Inc Term B 4.750% due 09/30/20 §	957,938	962,823
Interactive Data Corp 4.750% due 05/02/21 §	1,287,000	1,292,363
J. Crew Group Inc Term B 4.000% due 03/05/21 §	2,351,250	2,038,240
Jo-Ann Stores Inc 4.000% due 03/16/18 §	2,410,022	2,346,759
Kasima LLC Term B 3.250% due 05/17/21 §	626,838	626,316
La Quinta Intermediate Holdings LLC Term B 4.000% due 04/14/21 §	792,310	792,929
Landry’s Inc Term B 4.000% due 04/24/18 §	1,819,129	1,827,543
Language Line LLC Term B (1st Lien) 6.250% due 06/20/16 §	887,207	887,577
Laureate Education Inc Term B 5.000% due 06/15/18 §	3,382,965	3,171,530
Libbey Glass Inc Term B 3.750% due 04/09/21 §	321,750	322,253
Live Nation Entertainment Inc Term B1 3.500% due 08/16/20 §	2,009,692	2,012,606
LTF Merger Sub Inc Term B 4.250% due 06/10/22 §	1,175,000	1,167,840
MCC Iowa LLC
Term H
3.250% due 01/29/21 §	784,000	777,875
Term J
3.750% due 06/30/21 §	767,250	767,005
Media General Inc Term B 4.000% due 07/31/20 §	1,096,733	1,097,589
Mediacom Illinois LLC
Term E
3.150% due 10/23/17 §	3,992,869	3,988,477
Term G
3.750% due 06/30/21 §	421,813	422,427
MGM Resorts International Term B 3.500% due 12/20/19 §	1,977,124	1,966,827
MH Sub I LLC (1st Lien) 4.750% due 07/08/21 §	1,042,239	1,042,673

	Principal Amount	Value
Michaels Stores Inc
Term B
3.750% due 01/28/20 §	$2,043,300	$2,039,681
Term B2
4.000% due 01/28/20 §	843,625	846,613
Mission Broadcasting Inc Term B2 3.750% due 10/01/20 §	746,795	746,795
MPG Holdco I Inc Term B 3.750% due 10/20/21 §	1,820,535	1,821,287
Nelson Education Ltd (Canada) 6.750% due 07/07/16 § Y	2,141,517	1,563,307
New Red Finance Term B (Canada) 3.750% due 12/10/21 §	3,986,596	3,989,088
Nexstar Broadcasting Inc Term B2 3.750% due 10/01/20 §	846,877	846,877
Nord Anglia Education Finance LLC
due 03/31/21 µ	250,000	250,625
4.500% due 03/31/21 §	1,683,000	1,687,207
NPC International Inc Term B 4.000% due 12/28/18 §	822,375	818,777
Numericable U.S. LLC
Term B1
4.500% due 05/21/20 §	986,925	990,739
Term B2
4.500% due 05/21/20 §	853,825	857,124
P.F. Chang’s China Bistro Inc Term B 4.250% due 07/02/19 §	1,438,563	1,423,279
Party City Holdings Inc 4.000% due 07/27/19 §	1,560,240	1,560,362
Penton Media Inc 5.000% due 10/03/19 §	503,696	506,214
Petco Animal Supplies Inc 4.000% due 11/24/17 §	2,100,021	2,102,974
PetSmart Inc Term B 4.250% due 03/11/22 §	3,825,000	3,825,650
Pier 1 Imports Inc Term B 4.500% due 04/30/21 §	420,750	416,542
Pilot Travel Centers LLC Term B 4.250% due 10/01/21 §	1,683,000	1,704,788
Pinnacle Entertainment Inc Term B2 3.750% due 08/13/20 §	508,505	509,005
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/09/19 §	368,438	367,977
ProQuest LLC Term B 5.250% due 10/24/21 §	572,122	575,221
Raycom TV Broadcasting LLC Term B 3.750% due 08/04/21 §	1,083,066	1,081,712
Renaissance Learning Inc (1st Lien) 4.500% due 04/09/21 §	2,542,813	2,508,909
Rent-A-Center Inc Term B 3.750% due 03/19/21 §	419,688	418,638
RGIS Services LLC Term C 5.500% due 10/18/17 §	2,005,769	1,862,858
Sabre Inc Term B 4.000% due 02/19/19 §	1,340,625	1,340,625
Scientific Games International Inc
Term B1
6.000% due 10/18/20 §	2,881,125	2,884,188
Term B2
6.000% due 10/01/21 §	721,375	721,744
SeaWorld Parks & Entertainment Inc Term B2 3.000% due 05/14/20 §	2,075,901	2,007,461
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/14/20 §	220,500	220,179
Serta Simmons Holdings LLC 4.250% due 10/01/19 §	1,638,415	1,641,897

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Sinclair Television Group Inc Term B 3.000% due 04/09/20 §	$684,274	$682,772
Term B1 3.500% due 07/30/21 §	1,500,000	1,501,500
Sonifi Solutions Inc
due 03/28/18 µ	9,076	581
Term C
3.375% due 03/28/18 § +	631,531	40,418
Spin Holdco Inc Term B 4.250% due 11/14/19 §	1,303,036	1,301,611
Springer Science+Business Media Deutschland GmbH Term B9 (Germany) 4.750% due 08/14/20 §	2,862,015	2,873,643
SRAM LLC Term B 4.027% due 04/10/20 §	1,876,462	1,876,462
STS Operating Inc 4.750% due 02/12/21 §	246,875	246,721
SurveyMonkey.com LLC Term B 5.500% due 02/05/19 §	623,212	629,054
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	1,397,071	1,400,563
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	5,308,333	5,324,922
The Men’s Wearhouse Inc Term B 4.500% due 06/18/21 §	724,239	727,407
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	3,398,358	3,383,490
The Pep Boys-Manny Moe & Jack Term B 4.250% due 10/11/18 §	511,875	513,315
The ServiceMaster Co LLC Term B 4.250% due 07/01/21 §	2,034,625	2,040,249
TI Group Automotive Systems LLC due 06/24/22 µ	1,050,000	1,051,969
Tower Automotive Holdings USA LLC 4.000% due 04/23/20 §	809,346	809,683
Town Sports International Inc Term B 4.500% due 11/15/20 §	943,775	753,447
Travelport Finance SARL Term B (Luxembourg) 5.750% due 09/02/21 §	995,000	999,560
Tropicana Entertainment Inc 4.000% due 11/27/20 §	294,750	294,013
TWCC Holding Corp
5.750% due 02/13/20 §	2,690,582	2,661,995
(2nd Lien)
7.000% due 06/26/20 §	575,000	538,104
Univision Communications Inc Term C4 4.000% due 03/01/20 §	4,332,774	4,310,508
Virgin Media Investment Holdings Ltd Term F (United Kingdom) 3.500% due 06/30/23 §	2,215,227	2,196,537
Visteon Corp Term B 3.500% due 04/09/21 §	495,833	496,066
WASH Multifamily Laundry Systems LLC
(1st Lien)
4.250% due 05/14/22 §	234,017	233,139
Canadian 1st Lien
4.250% due 05/14/22 §	40,983	40,829
Weight Watchers International Inc Term B2 4.000% due 04/02/20 §	4,750,650	2,312,379
WMG Acquisition Corp 3.750% due 07/01/20 §	2,859,124	2,823,088
WNA Holdings Inc (1st Lien) 4.500% due 06/07/20 §	665,377	663,713
Zuffa LLC Term B 3.750% due 02/25/20 §	1,481,025	1,464,132

		197,897,434

	Principal Amount	Value
Consumer Staples - 7.1%

AdvancePierre Foods Inc 5.750% due 07/10/17 §	$2,894,763	$2,902,361
Albertson’s LLC
Term B2
5.375% due 03/21/19 §	1,087,795	1,093,574
Term B3
5.000% due 08/25/19 §	1,851,563	1,860,048
Term B4
5.500% due 08/25/21 §	3,042,375	3,061,563
Blue Buffalo Co Ltd Term B3 3.750% due 08/08/19 §	1,982,088	1,984,566
Charger OpCo BV Term B1 (Netherlands) 4.250% due 07/23/21 §	1,850,000	1,859,250
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.750% due 06/26/19 §	428,973	429,509
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	367,462	333,013
Darling International Inc Term B 3.250% due 01/06/21 §	567,813	571,184
Del Monte Foods Inc (1st Lien) 4.250% due 02/18/21 §	1,064,044	1,017,492
Diamond Foods Inc 4.250% due 08/20/18 §	148,125	148,125
Dole Food Co Inc 4.500% due 11/01/18 §	3,447,969	3,454,434
Flavors Holdings Inc (1st Lien) 6.750% due 04/03/20 §	649,688	626,136
H.J. Heinz Co Term B2 3.250% due 06/05/20 §	5,329,450	5,336,767
High Liner Foods Inc Term B (Canada) 4.250% due 04/24/21 §	1,185,000	1,185,741
JBS USA Holdings Inc
3.750% due 05/25/18 §	3,525,078	3,520,629
3.750% due 09/18/20 §	1,252,688	1,254,629
NBTY Inc Term B2 3.500% due 10/01/17 §	2,304,052	2,292,532
New Albertson’s Inc 4.750% due 06/27/21 §	3,561,529	3,570,878
Polarpak Inc (1st Lien) (Canada) 4.500% due 06/07/20 §	580,858	579,406
Post Holdings Inc 3.750% due 06/02/21 §	943,869	941,089
Revlon Consumer Products Corp 4.000% due 10/08/19 §	918,923	920,503
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	4,065,561	4,081,315
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	525,000	530,687
Spectrum Brands Inc 3.750% due 06/09/22 §	1,925,000	1,931,818
Supervalu Inc Term B 4.500% due 03/21/19 §	4,925,884	4,942,957
The Sun Products Corp 5.500% due 03/23/20 §	2,353,859	2,289,128
US Foods Inc 4.500% due 03/31/19 §	2,621,500	2,629,692

		55,349,026

Energy - 3.5%

Alpha Natural Resources LLC Term B 3.500% due 05/22/20 §	635,375	459,853
Arch Coal Inc Term B 6.250% due 05/16/18 §	2,312,522	1,601,421
Bronco Midstream Funding LLC Term B 5.000% due 08/15/20 §	1,243,721	1,228,174
CITGO Holding Inc Term B 9.500% due 05/12/18 §	1,303,755	1,310,071

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Citgo Petroleum Corp Term B 4.500% due 07/29/21 §	$818,813	$820,006
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	1,213,795	1,203,681
Drillships Ocean Ventures Inc Term B 5.500% due 07/25/21 §	893,250	764,622
Energy Transfer Equity LP
3.250% due 12/02/19 §	1,325,000	1,317,962
4.000% due 12/02/19 §	302,059	302,490
Fieldwood Energy LLC
(1st Lien)
3.875% due 09/28/18 §	2,810,513	2,681,932
(2nd Lien)
8.375% due 09/30/20 §	550,000	422,125
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	5,837,660	5,723,720
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	362,896	363,803
Paragon Offshore Finance Co Term B 3.750% due 07/18/21 §	719,563	555,263
Patriot Coal Corp 0.000% due 12/15/18 § Y +	1,717,879	943,287
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	950,000	382,375
Seadrill Partners Finco LLC Term B 4.000% due 02/21/21 §	3,055,413	2,321,023
Seventy Seven Operating LLC Term B 3.750% due 06/25/21 §	445,500	413,201
Sheridan Investment Partners II LP
Term A
4.250% due 12/16/20 §	77,263	69,022
Term B
4.250% due 12/16/20 §	555,422	496,177
Term M
4.250% due 12/16/20 §	28,815	25,741
Sheridan Production Partners I LLC
Term B2
4.250% due 10/01/19 §	2,232,487	1,972,029
Term B2 I-A
4.250% due 10/01/19 §	295,823	261,310
Term B2 I-M
4.250% due 10/01/19 §	180,690	159,610
Southcross Holdings Borrower LP Term B 6.000% due 08/04/21 §	346,500	336,971
Targa Resources Inc 5.750% due 02/25/22 §	204,651	206,890
Tervita Corp (Canada) 6.250% due 05/15/18 §	1,602,134	1,506,674

		27,849,433

Financials - 6.8%

Alliant Holdings I Inc Term B 5.000% due 12/20/19 §	2,194,986	2,199,101
Altisource Solutions SARL Term B (Luxembourg) 4.500% due 12/09/20 §	1,910,506	1,705,126
American Capital Ltd 3.500% due 08/22/17 §	705,375	705,596
AmWINS Group LLC 5.250% due 09/06/19 §	4,285,906	4,324,938
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	527,470	526,151
Astro AB Borrower Inc 5.500% due 04/30/22 §	250,000	252,819
CGSC of Delaware Holding Corp (1st Lien) 5.000% due 04/16/20 §	539,000	495,880
Citco Funding LLC 4.250% due 06/29/18 §	2,527,085	2,531,823
Clipper Acquisitions Corp Term B 3.000% due 02/06/20 §	609,469	605,263
Corporate Capital Trust Inc Term B 4.000% due 05/15/19 §	839,375	839,879

	Principal Amount	Value
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	$908,111	$889,948
First Data Corp
due 06/23/22 µ	675,000	672,996
3.687% due 03/24/18 §	3,759,332	3,751,990
Grosvenor Capital Management Holdings LLP Term B 3.750% due 01/04/21 §	1,945,998	1,939,917
Guggenheim Partners LLC 4.250% due 07/22/20 §	1,083,905	1,089,325
Hamilton Lane Advisors LLC 4.000% due 02/28/18 §	645,745	646,552
Harbourvest Partners LLC 3.250% due 02/04/21 §	1,670,913	1,662,558
Hub International Ltd Term B 4.000% due 10/02/20 §	2,235,330	2,222,524
ION Trading Technologies SARL (1st Lien) (Luxembourg) 4.250% due 06/10/21 §	1,036,765	1,028,557
LPL Holdings Inc Term B 3.250% due 03/29/19 §	2,793,451	2,794,744
MCS AMS Sub-Holdings LLC Term B 7.000% due 10/15/19 § +	430,469	331,375
Medley LLC 6.500% due 06/15/19 §	410,227	410,227
MIP Delaware LLC Term B1 4.000% due 03/09/20 §	537,728	539,744
MJ Acquisition Corp (1st Lien) 4.000% due 04/22/22 §	275,000	274,997
NXT Capital Inc
6.250% due 09/04/18 §	573,541	576,408
Term B
6.250% due 09/04/18 §	688,244	691,685
Ocwen Financial Corp 5.000% due 02/15/18 §	3,399,681	3,392,777
PGX Holdings Inc (1st Lien) 6.250% due 09/29/20 §	457,612	460,663
RCS Capital Corp (1st Lien) 7.500% due 04/29/19 §	2,744,927	2,738,924
RE/MAX International Inc Term B 4.250% due 07/31/20 §	1,593,973	1,598,457
RHP Hotel Properties LP Term B 3.500% due 01/15/21 §	569,250	571,118
Salient Partners LP 7.500% due 05/19/21 §	700,000	689,500
Shield Finance Co SARL (Luxembourg) 5.000% due 01/29/21 §	567,813	571,006
Starwood Property Trust Inc Term B 3.500% due 04/17/20 §	564,887	563,004
USI Inc Term B 4.250% due 12/27/19 §	4,332,231	4,340,354
Walker & Dunlop Inc Term B 5.250% due 12/11/20 §	3,002,872	3,025,394
Walter Investment Management Corp 4.750% due 12/19/20 §	1,503,946	1,424,362

		53,085,682

Health Care - 12.5%

Acadia Healthcare Co Inc Term B 4.250% due 02/11/22 §	199,000	200,327
ADMI Corp 5.500% due 04/30/22 §	1,000,000	1,005,000
Akorn Inc Term B 4.500% due 04/16/21 §	868,438	872,237
Alere Inc Term B due 06/03/22 µ	1,525,000	1,528,707
Alkermes Inc 3.500% due 09/18/19 §	414,348	414,952
Alliance HealthCare Services Inc Term B 4.250% due 06/03/19 §	2,465,142	2,460,520
AMAG Pharmaceuticals Inc (1st Lien) 7.250% due 11/12/20 §	475,000	480,937

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Amneal Pharmaceuticals LLC
1.000% due 11/01/19 §	$1,720,688	$1,724,989
5.005% due 11/01/19 §	886,154	888,370
Amsurg Corp Term B (1st Lien) 3.750% due 07/16/21 §	519,750	521,455
Ardent Medical Services Inc 6.750% due 07/02/18 §	1,653,513	1,659,024
ATI Holdings Inc 5.250% due 12/20/19 §	487,914	490,354
Auris Luxembourg III SARL Term B (Luxembourg) 5.500% due 01/17/22 §	623,438	622,658
BioScrip Inc
6.500% due 07/31/20 §	562,500	558,750
Term B
6.500% due 07/31/20 §	937,500	931,250
BSN Medical Inc Term B1B 4.000% due 08/28/19 §	667,812	668,647
CareCore National LLC Term B 5.500% due 03/05/21 §	1,964,113	1,973,934
CHG Buyer Corp
due 11/19/19 µ	800,000	800,875
4.250% due 11/19/19 §	1,961,277	1,963,423
Community Health Systems Inc
Term F
3.534% due 12/31/18 §	1,310,414	1,310,882
Term G
3.750% due 12/31/19 §	1,933,922	1,936,339
Term H
4.000% due 01/27/21 §	3,558,365	3,567,506
Concordia Healthcare Corp Term B (Canada) 4.750% due 04/21/22 §	200,000	201,250
Convatec Inc 4.250% due 06/15/20 §	1,253,563	1,255,653
CPI Buyer LLC (1st Lien) 5.500% due 08/18/21 §	1,191,873	1,191,873
DaVita HealthCare Partners Inc Term B 3.500% due 06/24/21 §	2,722,500	2,726,755
DJO Finance LLC 4.250% due 06/08/20 §	1,750,000	1,755,250
DPx Holdings BV (Netherlands) 4.250% due 03/11/21 §	717,750	714,417
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.250% due 03/01/21 §	320,938	321,640
Envision Healthcare Corp 4.000% due 05/25/18 §	1,949,176	1,952,425
Grifols Worldwide Operations USA Inc Term B 3.187% due 02/27/21 §	3,826,563	3,831,545
Horizon Pharma Inc Term B 4.500% due 04/22/21 §	2,175,000	2,185,196
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,035,617	2,041,024
IMS Health Inc 3.500% due 03/17/21 §	4,371,689	4,349,149
Indivor Finance SARL Term B (Luxembourg) 7.000% due 12/19/19 §	804,375	786,277
inVentiv Health Inc
Term B3
7.750% due 05/15/18 §	886,350	887,458
Term B4
7.750% due 05/15/18 §	1,314,486	1,315,581
Kindred Healthcare Inc 4.250% due 04/09/21 §	3,168,000	3,176,889
Kinetic Concepts Inc Term E1 4.500% due 05/04/18 §	4,441,607	4,464,507
LHP Hospital Group Inc 9.000% due 07/03/18 §	1,052,356	1,031,309

	Principal Amount	Value
Mallinckrodt International Finance SA (Luxembourg)
Term B
3.250% due 03/19/21 §	$1,234,375	$1,230,806
Term B1
3.500% due 03/19/21 §	942,875	941,565
MedAssets Inc Term B 4.000% due 12/13/19 §	406,068	406,317
Millennium Health LLC Term B 5.250% due 04/16/21 §	4,675,443	1,957,842
MMM Holdings Inc 9.750% due 12/12/17 §	601,428	490,164
MSO of Puerto Rico Inc 9.750% due 12/12/17 §	437,235	356,347
National Mentor Holdings Inc Term B 4.250% due 01/31/21 §	444,375	444,375
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	1,993,363	1,996,212
Ortho-Clinical Diagnostics Inc Term B 4.750% due 06/30/21 §	2,747,250	2,697,267
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	3,595,374	3,596,500
Pharmaceutical Product Development LLC Term B 4.000% due 12/05/18 §	2,960,596	2,965,224
Physio-Control Internationl Inc (1st Lien) 5.500% due 05/05/22 §	400,000	401,750
PRA Holdings Inc (1st Lien) 4.500% due 09/23/20 §	805,028	807,544
Prestige Brands Inc Term B3 3.500% due 09/03/21 §	695,960	695,960
Quintiles Transnational Corp Term B 3.250% due 05/12/22 §	1,275,000	1,281,375
Radnet Management Inc Term B 4.266% due 10/10/18 §	2,170,514	2,175,489
Regionalcare Hospital Partners Inc (1st Lien) 5.250% due 04/19/19 §	1,642,474	1,643,500
Sage Products Holdings III LLC Term B 4.250% due 12/13/19 §	1,037,843	1,040,870
Select Medical Corp
Series D Term B
3.032% due 12/20/16 §	193,108	193,591
Series E Term B
3.751% due 06/01/18 §	965,540	965,830
Sterigenics-Nordion Holdings LLC Term B 4.250% due 05/15/22 §	625,000	626,562
Steward Health Care System LLC Term B 6.750% due 04/12/20 §	987,406	980,617
Truven Health Analytics Inc Term B 4.500% due 06/06/19 §	1,872,255	1,870,501
Valeant Pharmaceuticals International Inc Series F1 Term B 4.000% due 04/01/22 §	2,892,750	2,894,723
Valeant Pharmaceuticals International Inc (Canada)
Series C2 Term B
3.500% due 12/11/19 §	1,961,425	1,959,926
Series E Term B
3.500% due 08/05/20 §	3,184,786	3,178,019

		98,568,210

Industrials - 12.7%

ABC Supply Co Inc 3.500% due 04/16/20 §	1,375,500	1,374,067
ADS Waste Holdings Inc 3.750% due 10/09/19 §	2,156,250	2,134,418
Alliance Laundry Systems LLC 4.250% due 12/10/18 §	342,902	344,187
Allison Transmission Inc Term B3 3.500% due 08/23/19 §	1,919,882	1,926,181

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	$1,175,827	$986,225
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,776,211	2,731,097
Atlantic Aviation FBO Inc Term B 3.250% due 06/01/20 §	515,435	514,468
BakerCorp International Inc 4.250% due 02/14/20 §	1,011,656	978,145
BE Aerospace Inc Term B 4.000% due 12/16/21 §	845,750	852,358
Bombardier Recreational Products Inc Term B (Canada) 3.750% due 01/30/19 §	2,598,514	2,600,603
Brock Holdings III Inc Term B 6.000% due 03/16/17 §	1,332,778	1,326,114
Carros Finance Luxembourg SARL (1st Lien) (Luxembourg) 4.500% due 09/30/21 §	297,750	297,657
Ceridian LLC 4.500% due 09/15/20 §	479,762	476,404
ClientLogic Corp 7.527% due 01/30/17 §	2,102,207	2,081,185
CPG International Inc 4.750% due 09/30/20 §	1,478,687	1,469,445
CPM Holdings Inc Term B 6.000% due 04/11/22 §	225,000	225,703
DAE Aviation Holdings Inc Term B1 6.250% due 11/02/18 §	664,205	666,484
Delachaux SA Term B2 (France) 4.500% due 10/28/21 §	362,647	362,193
Delos Finance SARL Term B (Luxembourg) 3.500% due 03/06/21 §	2,000,000	2,001,428
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	3,183,970	3,213,820
Dynacast International LLC Term B 4.500% due 01/28/22 §	498,750	501,867
Electrical Components International Inc Term B 5.750% due 05/28/21 §	321,751	324,295
Emerald Expositions Holding Inc Term B 4.750% due 06/17/20 §	768,440	768,440
EnergySolutions LLC 6.750% due 05/29/20 §	703,393	707,496
Filtration Group Corp (1st Lien) 4.250% due 11/21/20 §	217,725	218,768
Floatel International Ltd Term B (Bermuda) 6.000% due 06/27/20 §	938,125	746,201
Flying Fortress Inc 3.500% due 04/30/20 §	2,513,333	2,519,617
Garda World Security Corp (Canada)
4.000% due 11/06/20 §	291,443	290,957
Term B
4.000% due 11/06/20 §	1,639,276	1,636,543
Gardner Denver Inc 4.250% due 07/30/20 §	3,244,619	3,174,860
Gates Global Inc Term B 4.250% due 07/05/21 §	3,285,225	3,240,345
Generac Power Systems Inc Term B 3.250% due 05/31/20 §	1,113,000	1,105,580
Granite Acquisition Inc
Term B
5.000% due 12/19/21 §	2,096,743	2,122,936
Term C
5.000% due 12/19/21 §	92,720	93,879
Husky Injection Molding Systems Ltd (1st Lien) (Canada) 4.250% due 06/30/21 §	2,336,034	2,331,070
IG Investment Holdings LLC Term B 6.000% due 10/29/21 §	1,988,482	1,997,182

	Principal Amount	Value
INA Beteiligungsgesellschaft mbH Term B (Germany) 4.250% due 05/15/20 §	$751,923	$757,171
JMC Steel Group Inc 4.750% due 04/01/17 §	5,526,555	5,492,014
KAR Auction Services Inc Term B2 3.500% due 03/11/21 §	2,428,551	2,435,109
Merrill Communications LLC 6.250% due 06/01/22 §	525,000	525,000
Milacron LLC Term B 4.500% due 09/28/20 §	924,384	927,272
Monitronics International Inc
Term B
4.250% due 03/23/18 §	121,749	122,028
Term B1
4.500% due 04/02/22 §	149,625	150,139
NN Inc Term B 6.000% due 08/27/21 §	552,411	555,166
Onex Wizard US Acquisition Inc 4.250% due 03/13/22 §	1,895,250	1,895,419
Paladin Brands Holding Inc Term B 6.753% due 08/16/19 §	1,258,947	1,261,308
Pelican Products Inc 5.250% due 04/10/20 §	463,168	463,168
Ply Gem Industries Inc 4.000% due 02/01/21 §	3,950,000	3,933,212
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	5,643,303	5,636,249
Sensata Technologies BV Term B (Netherlands) 3.000% due 10/14/21 §	192,614	193,491
Sensus USA Inc (1st Lien) 4.500% due 05/09/17 §	1,142,793	1,137,793
SGS Cayman LP Term B (Cayman) 6.000% due 04/23/21 §	168,667	170,142
Silver II US Holdings LLC 4.000% due 12/13/19 §	3,082,474	2,988,714
Southwire Co 3.000% due 02/10/21 §	320,938	320,336
Standard Aero Ltd Term B2 (Canada) 6.250% due 11/02/18 §	300,171	301,201
Stena International SARL Term B (Luxembourg) 4.000% due 03/03/21 §	1,259,063	1,181,420
Sutherland Global Services Inc Term B 6.000% due 04/23/21 §	724,583	730,923
Swift Transportation Co LLC Term B 3.750% due 06/09/21 §	1,012,188	1,016,194
Tank Holding Corp 5.250% due 03/16/22 §	876,211	880,227
Tecomet Inc (1st Lien) 5.750% due 12/05/21 §	945,250	935,207
The Hertz Corp
Term B
4.000% due 03/11/18 §	2,023,125	2,026,603
Term B2
3.500% due 03/11/18 §	590,899	588,775
Transdigm Inc
Term C
3.750% due 02/28/20 §	2,964,704	2,947,615
Term D
3.750% due 06/04/21 §	1,608,750	1,598,319
Univar Inc due 06/30/22 µ	2,850,000	2,847,330
Term B
5.012% due 06/30/17 §	2,681,845	2,681,636
VAT Lux III SARL (Luxembourg) 4.250% due 02/11/21 §	307,611	307,611
West Corp Term B10 3.250% due 06/30/18 §	3,126,257	3,121,699

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
WireCo WorldGroup Inc 6.000% due 02/15/17 §	$689,637	$690,930
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	320,125	319,725

		99,481,364

Information Technology - 9.6%

Activision Blizzard Inc Term B 3.250% due 10/12/20 §	2,074,313	2,082,091
Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	670,020	670,498
Avago Technologies Cayman Ltd Term B (Cayman) 3.750% due 05/06/21 §	4,283,559	4,295,728
CCC Information Services Inc 4.000% due 12/20/19 §	487,867	486,800
CommScope Inc
Term B
due 12/29/22 µ	825,000	825,387
Term B4
3.250% due 01/14/18 §	654,821	655,473
CompuCom Systems Inc Term B 4.250% due 05/11/20 §	468,526	437,486
Dealertrack Technologies Inc Term B 3.500% due 02/28/21 §	381,609	381,427
Dell Inc Term C 3.750% due 10/29/18 §	651,992	652,502
Dell International LLC Term B2 4.000% due 04/29/20 §	5,200,000	5,205,106
EIG Investors Corp 5.000% due 11/09/19 §	5,104,710	5,096,201
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,698,522	1,700,858
Entegris Inc Term B 3.500% due 04/30/21 §	290,304	289,760
Excelitas Technologies Corp (1st Lien) 6.000% due 10/31/20 §	656,154	658,410
Expert Global Solutions Inc Term B 8.500% due 04/03/18 §	133,179	133,512
Freescale Semiconductor Inc Term B4 4.250% due 02/28/20 §	1,795,113	1,799,181
GXS Group Inc Term B 3.250% due 01/16/21 §	763,375	765,602
Hyland Software Inc Term B 4.750% due 02/19/21 §	688,551	690,961
IAP Worldwide Services Inc
due 07/18/18 µ +	679,483	660,526
(2nd Lien)
8.000% due 07/18/19 § +	930,793	744,635
Infor US Inc
Term B3
3.750% due 06/03/20 §	359,021	354,309
Term B5
3.750% due 06/03/20 §	4,596,395	4,541,813
Italics Merger Sub Inc due 05/29/22 µ	1,975,000	1,972,942
Kronos Inc 4.500% due 10/30/19 §	2,584,986	2,589,833
Lattice Semiconductor Corp 5.250% due 03/10/21 §	448,875	450,558
M/A-COM Technology Solutions Holdings Inc 4.500% due 05/07/21 §	420,750	421,802
MA FinanceCo LLC
Term B
5.250% due 11/19/21 §	2,198,235	2,205,300
Term C
4.500% due 11/20/19 §	950,000	950,396
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,727,207	1,732,065
Microsemi Corp Term B1 3.250% due 02/19/20 §	1,481,909	1,484,132

	Principal Amount	Value
Mitel U S Holdings Inc 5.000% due 03/31/22 §	$600,000	$603,375
MoneyGram International Inc Term B 4.250% due 03/27/20 §	956,756	910,114
NXP BV Term D (Netherlands) 3.250% due 01/11/20 §	1,522,875	1,520,781
Opal Acquisition Inc (1st Lien) 5.000% due 11/27/20 §	3,137,531	3,092,429
Orbotech Inc Term B 5.000% due 08/06/20 §	348,125	346,384
Rocket Software Inc 5.750% due 02/08/18 §	549,622	551,454
RP Crown Parent LLC 6.000% due 12/21/18 §	3,851,483	3,719,088
Sirius Computer Solutions Inc Term B 6.250% due 12/07/18 §	1,818,070	1,836,250
SkillSoft Corp (1st Lien) 5.750% due 04/28/21 §	2,833,612	2,776,181
Smart Technologies LLC (Canada) 10.500% due 01/31/18 §	434,375	434,375
Sophia LP Term B 4.000% due 07/19/18 §	951,754	953,539
SS&C Technologies Inc
Term B1
due 07/15/23 µ	1,836,323	1,839,766
Term B2
due 06/23/22 µ	413,677	414,453
SunEdison Semiconductor BV (1st Lien) (Netherlands) 6.500% due 05/27/19 §	742,500	746,212
SunGard Data Systems Inc
Term C
3.934% due 02/28/17 §	1,473,580	1,476,105
Term E
4.000% due 03/08/20 §	3,674,177	3,678,747
Sybil Software LLC
due 03/20/20 µ	75,000	75,250
4.750% due 03/20/20 §	505,595	507,280
Vantiv LLC Term B 3.750% due 06/13/21 §	656,536	659,613
Vertafore Inc (1st Lien) 4.250% due 10/03/19 §	1,092,293	1,093,932
Wall Street Systems Delaware Inc Term B 4.500% due 04/30/21 §	1,088,043	1,089,177
Zebra Technologies Corp Term B 4.750% due 10/27/21 §	1,734,545	1,757,070

		75,016,869

Materials - 7.4%

Allnex & CY SCA Term B1 (Luxembourg) 4.500% due 10/03/19 §	1,281,251	1,284,454
Allnex USA Inc Term B2 4.500% due 10/03/19 §	664,779	666,441
Aruba Investments Inc
due 02/02/22 µ	75,000	75,188
Term B
4.500% due 02/02/22 §	167,910	168,330
Axalta Coating Systems US Holdings Inc 3.750% due 02/01/20 §	2,149,317	2,149,453
AZ Chem US Inc
due 06/12/21 µ	1,150,000	1,151,798
(1st Lien)
4.500% due 06/12/21 §	564,212	565,094
Berry Plastics Holding Corp
Term D
3.500% due 02/08/20 §	3,453,074	3,440,988
Term E
3.750% due 01/06/21 §	498,361	497,669
ECO Services Operations LLC Term B 4.750% due 12/04/21 §	348,250	347,379

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	$421,813	$422,516
Fairmount Minerals Ltd
Term B1
3.813% due 03/15/17 §	318,114	314,436
Term B2
4.500% due 09/05/19 §	1,572,000	1,496,675
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	5,650,187	5,030,435
Gemini HDPE LLC Term B 4.750% due 08/07/21 §	372,190	372,190
Headwaters Inc Term B 4.500% due 03/24/22 §	150,000	150,656
Hilex Poly Co LLC Term B 6.000% due 12/05/21 §	1,246,875	1,259,734
Huntsman International LLC Term B 3.750% due 08/12/21 §	1,592,000	1,595,316
Ineos US Finance LLC
3.750% due 05/04/18 §	4,958,156	4,947,620
4.250% due 03/31/22 §	548,624	549,139
Kronos Worldwide Inc 4.000% due 02/18/20 §	2,221,875	2,226,503
MacDermid Inc
(1st Lien)
4.500% due 06/07/20 §	2,071,298	2,078,850
Term B2
4.750% due 06/07/20 §	2,920,786	2,936,173
Minerals Technologies Inc Term B 3.750% due 05/09/21 §	1,105,641	1,111,169
Multi Packaging Solutions Inc Term B 4.250% due 09/30/20 §	271,563	271,110
Murray Energy Corp
Term B1
7.000% due 04/07/17 §	250,000	248,854
Term B2
7.500% due 03/19/21 §	1,500,000	1,393,125
Neenah Foundry Co 6.750% due 04/26/17 §	412,965	410,900
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 §	1,257,750	1,056,510
Novelis Inc Term B 4.000% due 06/02/22 §	2,325,000	2,316,281
Omnova Solutions Inc Term B1 4.250% due 05/31/18 §	644,625	645,230
Orion Engineered Carbons GmbH (Germany) 5.000% due 07/25/21 §	471,438	476,152
OXEA Finance LLC Term B2 4.250% due 01/15/20 §	1,541,750	1,493,570
PQ Corp 4.000% due 08/07/17 §	1,316,250	1,316,579
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	732,643	733,864
Royal Holdings Inc (1st Lien) 4.500% due 05/18/22 §	550,000	551,891
Signode Industrial Group US Inc Term B 3.750% due 05/01/21 §	907,222	905,947
Solenis International LP (1st Lien) 4.250% due 07/31/21 §	248,125	247,040
Sonneborn LLC 4.750% due 12/10/20 §	317,156	318,742
Sonneborn Refined Products (Netherlands) 4.750% due 12/10/20 §	55,969	56,249
Summit Materials Cos I LLC Term B 5.000% due 01/30/19 §	606,355	607,303
Tata Chemicals North American Inc Term B 3.750% due 08/07/20 §	880,136	879,850

	Principal Amount	Value
The Chemours Co Term B 3.750% due 05/22/22 §	$925,000	$923,073
TricorBraun Inc Term B 4.000% due 05/03/18 §	734,650	733,732
Trinseo Materials Operating SCA Term B (Luxembourg) 4.250% due 10/13/21 §	250,000	250,670
Tronox Pigments BV (Netherlands) 4.250% due 03/19/20 §	5,716,852	5,728,285
Unifrax Corp 4.250% due 11/28/18 §	352,286	352,176
Walter Energy Inc Term B 7.250% due 04/02/18 § Y	1,961,162	1,081,908
Zep Inc 5.750% due 06/16/22 §	300,000	301,125

		58,138,372

Telecommunication Services - 3.7%

Atlantic Broadband Finance LLC Term B 3.250% due 11/30/19 §	857,455	856,598
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	9,025,000	8,972,357
IPC Corp Term B 5.500% due 08/06/21 §	1,371,563	1,367,276
Sable International Finance Ltd (Cayman) 5.500% due 04/28/17 §	325,000	325,813
SBA Senior Finance II LLC Term B1 3.250% due 03/24/21 §	1,460,250	1,449,501
Syniverse Holdings Inc
4.000% due 04/23/19 §	2,159,609	2,046,230
Term B
4.000% due 04/23/19 §	1,405,806	1,332,001
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	3,341,156	3,336,980
TNS Inc (1st Lien) 5.000% due 02/14/20 §	1,042,633	1,047,846
UPC Financing Partnership Term AH 3.250% due 06/30/21 §	4,356,978	4,302,516
Ziggo Financing Partnership
Term B1
3.500% due 01/15/22 §	1,460,660	1,446,145
Term B2A
3.500% due 01/15/22 §	941,277	931,923
Term B3
3.500% due 01/15/22 §	1,548,064	1,532,681

		28,947,867

Utilities - 1.7%

Calpine Construction Finance Co LP Term B2 3.250% due 01/31/22 §	467,860	462,159
Calpine Corp
Term B3
4.000% due 10/09/19 §	948,188	949,299
Term B5
3.500% due 05/27/22 §	2,800,000	2,779,218
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	1,025,231	1,028,328
EFS Cogen Holdings I LLC Term B 3.750% due 12/17/20 §	370,426	371,739
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	1,500,000	1,503,750
La Frontera Generation LLC 4.500% due 09/30/20 §	3,057,882	3,047,051
Lonestar Generation LLC Term B 5.250% due 02/20/21 §	1,728,246	1,706,643
Longview Power LLC Term B 7.000% due 04/13/21 §	225,000	227,109

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
PowerTeam Services LLC
4.250% due 05/06/20 §	$11,688	$11,673
(1st Lien)
4.250% due 05/06/20 §	217,778	218,050
TPF II Power LLC Term B 5.508% due 10/02/21 §	1,144,250	1,155,263

		13,460,282

Total Senior Loan Notes (Cost $724,125,219)		707,794,539

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $37,562,062; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $38,314,681)	37,562,062	37,562,062

Total Short-Term Investment (Cost $37,562,062)		37,562,062

TOTAL INVESTMENTS - 100.5% (Cost $802,995,537)		787,248,221

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(3,671,565)

NET ASSETS - 100.0%		$783,576,656

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Consumer Discretionary	26.7%
Industrials	13.4%
Health Care	13.1%
Information Technology	10.0%
Materials	7.7%
Consumer Staples	7.3%
Financials	7.2%
Short-Term Investment	4.8%
Energy	4.2%
Telecommunication Services	4.2%
Others (each less than 3.0%)	1.9%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $3,371,384 or 0.4% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	Investments with a total aggregate value of $4,596,368 or 0.6% of the portfolio’s net assets were in default as of June 30, 2015.

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$237,667	$-	$-	$237,667
	Common Stocks
	Consumer Discretionary	109,855	-	-	109,855
	Information Technology	132,580	-	-	132,580
	Utilities	2,529	2,529	-	-

		244,964	2,529	-	242,435

	Corporate Bonds & Notes	41,408,989	-	41,356,438	52,551
	Senior Loan Notes	707,794,539	-	703,012,434	4,782,105
	Short-Term Investment	37,562,062	-	37,562,062	-

	Total	$787,248,221	$2,529	$781,930,934	$5,314,758

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2015:

	Convertible Preferred Stocks	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes	Total
Value, Beginning of Period	$-	$114,961	$66,856	$9,962,319	$10,144,136
Purchases	319,500	173,868	-	513,905	1,007,273
Sales (Includes Paydowns)	-	-	(11,699)	(572,305)	(584,004)
Accrued Discounts (Premiums)	-	-	1,241	31,511	32,752
Net Realized Gains (Loss)	-	-	2,184	(39,515)	(37,331)
Change in Net Unrealized Appreciation (Depreciation)	(81,833)	(46,394)	(6,031)	151,209	16,951
Transfers In	-	-	-	1,959,970	1,959,970
Transfers Out	-	-	-	(7,224,989)	(7,224,989)

Value, End of Period	$237,667	$242,435	$52,551	$4,782,105	$5,314,758

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($81,833)	($46,394)	($6,031)	($327,787)	($462,045)

The significant unobservable inputs were provided by a vendor-priced single broker quote or by the Trustee Valuation Committee.

During the period ended June 30, 2015, investments with a total aggregate value of $1,959,970 were transferred from Level 2 to Level 3 due to the investment being priced either using a demand yield or discounted cash flow model which is based on pricing the investment using proxy or referenced securities and other market unobservable inputs versus previously using multiple broker quoted vendor prices. During the same period, investments (senior loans) with a total aggregate value of $7,224,989 were transferred from Level 3 to Level 2 due to the investments being priced using a multiple broker quoted vendor price versus being priced below 90 using a single broker quoted vendor price.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

BioScrip Inc Exp 07/27/15 *	350	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 2.4%

Consumer Discretionary - 0.7%

Cedar Fair LP	63,330	3,450,852
Lennar Corp ‘A’	14,440	737,018
MGM Resorts International *	47,970	875,452
Six Flags Entertainment Corp	44,476	1,994,748
Standard Pacific Corp *	142,560	1,270,210

		8,328,280

Energy - 0.3%

Chesapeake Energy Corp	42,450	474,167
Continental Resources Inc *	22,500	953,775
EOG Resources Inc	11,390	997,194
Pioneer Natural Resources Co	6,830	947,253

		3,372,389

Financials - 0.3%

Bank of America Corp	175,700	2,990,414

Health Care - 0.0%

BioScrip Inc *	120,350	436,871

Industrials - 0.6%

Air Lease Corp	87,930	2,980,827
The Boeing Co	17,100	2,372,112
United Rentals Inc *	23,700	2,076,594

		7,429,533

Information Technology - 0.3%

CommScope Holding Co Inc *	100,720	3,072,967

Materials - 0.2%

Freeport-McMoRan Inc	45,150	840,693
Louisiana-Pacific Corp *	77,950	1,327,488

		2,168,181

Utilities - 0.0%

NRG Energy Inc	20,410	466,981

Total Common Stocks (Cost $26,551,200)		28,265,616

CLOSED-END MUTUAL FUNDS - 1.1%

Eaton Vance Senior Income Trust	485,485	3,014,862
First Trust Senior Floating Rate Income Fund II	117,483	1,546,076
Invesco Senior Income Trust	1,023,114	4,563,089
Voya Prime Rate Trust	714,009	3,748,547

Total Closed-End Mutual Funds (Cost $13,852,911)		12,872,574

	Principal Amount	Value
CORPORATE BONDS & NOTES - 89.7%

Consumer Discretionary - 19.2%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$3,300,000	$2,685,375
99 Cents Only Stores LLC 11.000% due 12/15/19	5,271,000	4,796,610
Beazer Homes USA Inc 5.750% due 06/15/19	5,475,000	5,420,250
7.250% due 02/01/23	3,050,000	2,973,750
7.500% due 09/15/21	2,250,000	2,278,125
Boyd Gaming Corp 6.875% due 05/15/23	5,000,000	5,150,000
Caesars Entertainment Operating Co Inc 9.000% due 02/15/20 Y	1,475,000	1,209,500
11.250% due 06/01/17 Y	5,500,000	4,345,000
Caesars Entertainment Resort Properties LLC 8.000% due 10/01/20	6,350,000	6,000,750
11.000% due 10/01/21	4,850,000	4,086,125
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	4,900,000	3,699,500
Carrols Restaurant Group Inc 8.000% due 05/01/22 ~	5,075,000	5,354,125
CCO Holdings LLC 5.750% due 09/01/23	3,050,000	3,063,344
7.000% due 01/15/19	1,500,000	1,560,000
CEC Entertainment Inc 8.000% due 02/15/22	8,850,000	8,827,875
Cedar Fair LP 5.250% due 03/15/21	4,400,000	4,543,000
5.375% due 06/01/24	1,625,000	1,651,325
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	2,600,000	2,370,875
6.375% due 09/15/20 ~	2,813,000	2,804,561
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	2,468,000	2,579,060
7.625% due 03/15/20	2,625,000	2,746,406
Dana Holding Corp 5.375% due 09/15/21	1,000,000	1,028,750
6.750% due 02/15/21	5,150,000	5,413,937
DISH DBS Corp 5.125% due 05/01/20	2,850,000	2,889,187
Family Tree Escrow LLC 5.750% due 03/01/23 ~	1,775,000	1,863,750
General Motors Co 4.000% due 04/01/25	7,050,000	6,959,880
Greektown Holdings LLC 8.875% due 03/15/19 ~	5,125,000	5,406,875
Hilton Worldwide Finance LLC 5.625% due 10/15/21	5,650,000	5,896,905
Icahn Enterprises LP 5.875% due 02/01/22	5,725,000	5,846,656
iHeartCommunications Inc 10.000% due 01/15/18	1,950,000	1,577,063
11.250% due 03/01/21	3,000,000	2,925,000
Jaguar Land Rover Automotive PLC (India) 4.125% due 12/15/18 ~	3,000,000	3,048,750
5.625% due 02/01/23 ~	1,150,000	1,194,563
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	7,325,000	6,931,281
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	2,700,000	2,808,000
Landry’s Inc 9.375% due 05/01/20 ~	3,850,000	4,148,375
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	6,790,000	6,823,950

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
MGM Resorts International 6.000% due 03/15/23	$3,475,000	$3,527,125
6.750% due 10/01/20	3,900,000	4,142,970
8.625% due 02/01/19	2,000,000	2,270,000
Michaels Stores Inc 5.875% due 12/15/20 ~	2,475,000	2,598,750
NCL Corp Ltd 5.250% due 11/15/19 ~	5,500,000	5,658,125
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	1,925,000	2,040,500
8.750% PIK due 10/15/21 ~	9,575,000	10,329,031
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	4,850,000	4,789,375
NPC International Inc 10.500% due 01/15/20	6,550,000	6,893,875
Penn National Gaming Inc 5.875% due 11/01/21	8,050,000	8,150,625
Sinclair Television Group Inc 5.375% due 04/01/21	1,950,000	1,971,938
6.375% due 11/01/21	5,200,000	5,395,000
Standard Pacific Corp 6.250% due 12/15/21	4,000,000	4,260,000
8.375% due 01/15/21	3,000,000	3,495,000
The Ryland Group Inc 5.375% due 10/01/22	6,770,000	6,871,550
Tribune Media Co 5.875% due 07/15/22 ~	800,000	808,000
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	3,100,000	3,216,250
Wolverine World Wide Inc 6.125% due 10/15/20	4,825,000	5,138,625

		224,465,217

Consumer Staples - 4.2%

Albertsons Holdings LLC 7.750% due 10/15/22 ~	3,502,000	3,734,008
Beverages & More Inc 10.000% due 11/15/18 ~	5,175,000	5,168,531
HJ Heinz Co 4.875% due 02/15/25 ~	6,250,000	6,820,312
JBS Investments GmbH (Brazil) 7.250% due 04/03/24 ~	2,500,000	2,593,750
7.750% due 10/28/20 ~	7,300,000	7,975,250
JBS USA LLC (Brazil) 7.250% due 06/01/21 ~	1,050,000	1,111,688
Post Holdings Inc 6.000% due 12/15/22 ~	4,500,000	4,348,125
Rite Aid Corp 6.125% due 04/01/23 ~	1,700,000	1,757,375
6.750% due 06/15/21	5,200,000	5,473,000
Smithfield Foods Inc (Hong Kong) 5.875% due 08/01/21 ~	3,750,000	3,881,250
6.625% due 08/15/22	1,200,000	1,285,500
The WhiteWave Foods Co 5.375% due 10/01/22	5,275,000	5,591,500

		49,740,289

Energy - 13.6%

Calumet Specialty Products Partners LP 6.500% due 04/15/21	5,600,000	5,544,000
Chaparral Energy Inc 7.625% due 11/15/22	5,000,000	3,625,000
Chesapeake Energy Corp 4.875% due 04/15/22	5,000,000	4,375,000
5.375% due 06/15/21	100,000	91,000
Concho Resources Inc 5.500% due 04/01/23	5,000,000	5,025,000
Crestwood Midstream Partners LP 6.125% due 03/01/22	4,625,000	4,747,563
6.250% due 04/01/23 ~	500,000	521,250

	Principal Amount	Value
Energy Transfer Equity LP 5.500% due 06/01/27	$2,675,000	$2,668,313
5.875% due 01/15/24	2,675,000	2,787,350
EP Energy LLC 6.375% due 06/15/23 ~	3,500,000	3,521,875
7.750% due 09/01/22	2,025,000	2,136,375
Halcon Resources Corp 8.625% due 02/01/20 ~	475,000	470,844
8.875% due 05/15/21	3,000,000	1,987,500
9.250% due 02/15/22	1,000,000	652,500
Hiland Partners LP 5.500% due 05/15/22 ~	925,000	963,734
7.250% due 10/01/20 ~	8,750,000	9,515,625
Hilcorp Energy I LP 5.750% due 10/01/25 ~	3,000,000	2,895,000
Linn Energy LLC 6.500% due 05/15/19	2,525,000	2,051,563
6.500% due 09/15/21	3,600,000	2,700,000
MarkWest Energy Partners LP 4.875% due 06/01/25	3,750,000	3,675,000
5.500% due 02/15/23	1,250,000	1,293,750
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	1,650,000	1,542,750
6.500% due 03/15/21 ~	4,620,000	4,498,725
Memorial Resource Development Corp 5.875% due 07/01/22 ~	7,325,000	7,110,377
Newfield Exploration Co 5.375% due 01/01/26	4,800,000	4,776,000
Peabody Energy Corp 10.000% due 03/15/22 ~	2,500,000	1,556,250
QEP Resources Inc 5.375% due 10/01/22	2,600,000	2,523,820
6.875% due 03/01/21	2,400,000	2,502,000
Regency Energy Partners LP 5.000% due 10/01/22	950,000	965,352
Rice Energy Inc 7.250% due 05/01/23 ~	2,875,000	2,961,250
Rose Rock Mindstream LP 5.625% due 11/15/23 ~	4,650,000	4,522,125
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	9,150,000	9,378,750
5.625% due 03/01/25 ~	3,525,000	3,502,969
Sabine Pass LNG LP 6.500% due 11/01/20	1,500,000	1,560,000
Sanchez Energy Corp 6.125% due 01/15/23	2,800,000	2,520,000
7.750% due 06/15/21	5,925,000	5,925,000
SandRidge Energy Inc 7.500% due 03/15/21	3,800,000	1,691,000
8.750% due 06/01/20 ~	4,475,000	4,133,781
Seadrill Ltd (Norway) 6.125% due 09/15/17 ~	5,050,000	4,456,625
Summit Midstream Holdings LLC 5.500% due 08/15/22	6,600,000	6,336,000
Targa Resources Partners LP 5.000% due 01/15/18 ~	1,800,000	1,849,500
6.625% due 10/01/20 ~	2,850,000	2,978,250
Tervita Corp (Canada) 8.000% due 11/15/18 ~	5,100,000	4,666,500
Transocean Inc 4.300% due 10/15/22	1,775,000	1,349,000
6.875% due 12/15/21	1,600,000	1,450,000
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	3,300,000	2,574,000
Whiting Petroleum Corp 6.250% due 04/01/23 ~	5,075,000	5,062,312
WPX Energy Inc 6.000% due 01/15/22	5,000,000	4,962,500

		158,603,078

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Financials - 6.2%

AerCap Ireland Capital Ltd (Netherlands) 4.250% due 07/01/20	$1,500,000	$1,502,813
5.000% due 10/01/21 ~	2,350,000	2,420,500
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	3,000,000	2,947,500
E*TRADE Financial Corp 5.375% due 11/15/22	5,250,000	5,394,375
Equinix Inc 4.875% due 04/01/20	5,100,000	5,176,500
5.375% due 04/01/23	1,475,000	1,482,375
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	4,850,000	4,740,875
First Data Corp 10.625% due 06/15/21	1,202,000	1,334,220
12.625% due 01/15/21	4,434,000	5,132,355
HUB International Ltd 7.875% due 10/01/21 ~	5,925,000	6,058,312
Jefferies Finance LLC 6.875% due 04/15/22 ~	800,000	784,000
7.375% due 04/01/20 ~	6,050,000	5,974,375
7.500% due 04/15/21 ~	5,500,000	5,512,925
Ocwen Financial Corp 7.125% due 05/15/19 ~	4,925,000	4,629,500
Outfront Media Capital LLC 5.250% due 02/15/22	2,375,000	2,410,625
5.875% due 03/15/25	2,950,000	3,064,312
RHP Hotel Properties LP REIT 5.000% due 04/15/21	6,550,000	6,582,750
The Howard Hughes Corp 6.875% due 10/01/21 ~	7,200,000	7,668,000

		72,816,312

Health Care - 10.2%

Alere Inc 6.375% due 07/01/23 ~	5,000,000	5,100,000
Capsugel SA 7.000% PIK due 05/15/19 ~	6,775,000	6,907,045
CHS/Community Health Systems Inc 6.875% due 02/01/22	10,050,000	10,640,437
8.000% due 11/15/19	5,300,000	5,598,125
DaVita HealthCare Partners Inc 5.750% due 08/15/22	4,825,000	5,132,594
DPx Holdings BV 7.500% due 02/01/22 ~	5,280,000	5,524,200
Endo Finance LLC 5.750% due 01/15/22 ~	5,175,000	5,252,625
6.000% due 07/15/23 ~ #	550,000	563,750
6.000% due 02/01/25 ~	1,500,000	1,531,875
Fresenius Medical Care US Finance II Inc (Germany) 4.125% due 10/15/20 ~	1,850,000	1,866,188
5.875% due 01/31/22 ~	4,900,000	5,243,000
HCA Holdings Inc 6.250% due 02/15/21	5,600,000	6,048,000
HCA Inc 5.375% due 02/01/25	7,000,000	7,087,500
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	5,350,000	5,477,062
JLL/Delta Dutch Pledgeco BV 8.750% PIK due 05/01/20 ~	2,225,000	2,263,937
LifePoint Health Inc 5.500% due 12/01/21	5,850,000	6,054,750
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	5,009,260
Quintiles Transnational Corp 4.875% due 05/15/23 ~	5,500,000	5,541,250
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	875,000	879,375

	Principal Amount	Value
Tenet Healthcare Corp 5.000% due 03/01/19 ~	$675,000	$677,531
6.000% due 10/01/20	1,025,000	1,095,469
6.750% due 02/01/20	4,250,000	4,457,187
6.750% due 06/15/23 ~	1,200,000	1,226,250
8.000% due 08/01/20	2,050,000	2,139,688
8.125% due 04/01/22	4,800,000	5,268,000
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	8,950,000	9,447,844
Valeant Pharmaceuticals International Inc 5.500% due 03/01/23 ~	1,650,000	1,670,625
5.875% due 05/15/23 ~	950,000	974,938
6.125% due 04/15/25 ~	200,000	206,500

		118,885,005

Industrials - 13.3%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	3,611,562	3,584,475
ADS Waste Holdings Inc 8.250% due 10/01/20	5,425,000	5,642,000
Ahern Rentals Inc 7.375% due 05/15/23 ~	4,850,000	4,813,625
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	2,344,619	2,450,127
Allegion US Holding Co Inc 5.750% due 10/01/21	4,900,000	5,083,750
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	1,644,564	1,710,347
Apex Tool Group LLC 7.000% due 02/01/21 ~	5,325,000	4,779,187
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,400,200
DAE Aviation Holdings Inc (United Arab Emirates) 10.000% due 07/15/23 ~	3,950,000	3,896,675
HD Supply Inc 5.250% due 12/15/21 ~	2,925,000	2,976,187
7.500% due 07/15/20	1,000,000	1,062,500
11.500% due 07/15/20	850,000	986,000
Huntington Ingalls Industries Inc 5.000% due 12/15/21 ~	4,900,000	5,004,125
IHS Inc 5.000% due 11/01/22 ~	5,350,000	5,336,625
International Lease Finance Corp (Netherlands) 4.625% due 04/15/21	3,200,000	3,240,000
5.875% due 04/01/19	3,000,000	3,206,100
5.875% due 08/15/22	1,000,000	1,083,750
6.250% due 05/15/19	1,550,000	1,679,813
Masco Corp 4.450% due 04/01/25	1,000,000	1,005,000
7.750% due 08/01/29	4,925,000	5,713,000
Modular Space Corp 10.250% due 01/31/19 ~	5,350,000	4,654,500
Multi-Color Corp 6.125% due 12/01/22 ~	6,225,000	6,396,187
Nortek Inc 8.500% due 04/15/21	4,850,000	5,201,625
Roofing Supply Group LLC 10.000% due 06/01/20 ~	5,867,000	6,028,342
Sensata Technologies BV 5.625% due 11/01/24 ~	4,900,000	5,065,375
The ADT Corp 6.250% due 10/15/21	7,075,000	7,464,125
The Hertz Corp 5.875% due 10/15/20	350,000	356,125
7.500% due 10/15/18	4,500,000	4,663,125
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	5,659,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
TransDigm Inc 5.500% due 10/15/20	$5,725,000	$5,717,844
6.500% due 05/15/25 ~	2,000,000	1,987,500
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,900,000	1,938,000
4.750% due 10/11/23	1,475,000	1,500,813
5.375% due 02/15/23	3,679,543	3,854,322
United Rentals North America Inc 5.500% due 07/15/25	2,400,000	2,328,000
5.750% due 11/15/24	2,000,000	1,980,000
7.375% due 05/15/20	779,000	835,080
7.625% due 04/15/22	2,750,000	2,990,625
Univar USA Inc 6.750% due 07/15/23 ~ #	4,550,000	4,606,875
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,544,458	4,658,069
USG Corp 5.875% due 11/01/21 ~	2,675,000	2,808,750
7.875% due 03/30/20 ~	3,000,000	3,225,000
Virgin Australia Trust (Australia) 6.000% due 04/23/22 ~	738,814	766,446
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	1,850,000	1,824,562

		155,164,276

Information Technology - 2.8%

Blackboard Inc 7.750% due 11/15/19 ~	6,150,000	5,811,750
BMC Software Finance Inc 8.125% due 07/15/21 ~	3,950,000	3,214,312
BMC Software Inc 7.250% due 06/01/18	2,194,000	2,032,193
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	3,050,000	3,046,187
Entegris Inc 6.000% due 04/01/22 ~	4,675,000	4,821,094
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	4,600,000	4,634,500
Infor US Inc 6.500% due 05/15/22 ~	2,625,000	2,684,063
NXP BV (Netherlands) 5.750% due 02/15/21 ~	5,900,000	6,158,125

		32,402,224

Materials - 10.9%

AK Steel Corp 7.625% due 05/15/20	2,750,000	2,303,125
8.375% due 04/01/22	5,875,000	4,846,875
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	7,550,000	7,568,875
ArcelorMittal (Luxembourg) 6.125% due 06/01/18	2,000,000	2,135,000
6.125% due 06/01/25	3,300,000	3,297,938
6.250% due 03/01/21	300,000	315,375
7.000% due 02/25/22	2,500,000	2,706,250
7.500% due 03/01/41	4,900,000	4,826,500
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	2,831,033	2,944,274
Ardagh Packaging Finance PLC (Luxembourg) 6.000% due 06/30/21 ~	500,000	503,750
6.250% due 01/31/19 ~	3,250,000	3,323,125
6.750% due 01/31/21 ~	3,250,000	3,339,375
7.000% due 11/15/20 ~	823,235	843,816
Berry Plastics Corp 5.125% due 07/15/23	7,000,000	6,842,500
Beverage Packaging Holdings II SA (New Zealand) 6.000% due 06/15/17 ~	8,575,000	8,607,156
BWAY Holding Co 9.125% due 08/15/21 ~	6,700,000	6,934,500

	Principal Amount	Value
Constellium NV (Netherlands) 8.000% due 01/15/23 ~	$2,750,000	$2,832,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	8,050,000	8,050,000
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	6,175,000	5,233,312
Hexion Inc
6.625% due 04/15/20	1,200,000	1,107,000
8.875% due 02/01/18	3,500,000	3,176,250
9.000% due 11/15/20	3,000,000	2,190,000
INEOS Group Holdings SA (Switzerland) 6.125% due 08/15/18 ~	4,750,000	4,868,750
Louisiana-Pacific Corp 7.500% due 06/01/20	4,825,000	5,186,875
Mustang Merger Corp 8.500% due 08/15/21 ~	5,438,000	5,546,760
Novelis Inc (India) 8.750% due 12/15/20	5,000,000	5,300,000
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	3,400,000	3,655,000
Sealed Air Corp
4.875% due 12/01/22 ~	1,750,000	1,730,313
5.125% due 12/01/24 ~	875,000	866,250
5.500% due 09/15/25 ~	2,600,000	2,626,000
Tronox Finance LLC 6.375% due 08/15/20	5,900,000	5,501,750
Wise Metals Group LLC (Netherlands) 8.750% due 12/15/18 ~	4,675,000	4,961,344
Wise Metals Intermediate Holdings LLC (Netherlands) 9.750% due 06/15/19 ~	3,075,000	3,286,406

		127,456,944

Telecommunication Services - 6.4%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	5,600,000	5,334,000
Cogent Communications Group Inc 5.375% due 03/01/22 ~	1,850,000	1,833,813
Digicel Group Ltd (Jamaica) 8.250% due 09/30/20 ~	1,250,000	1,256,250
Digicel Ltd (Jamaica) 7.000% due 02/15/20 ~	3,161,000	3,287,440
Hughes Satellite Systems Corp 7.625% due 06/15/21	7,000,000	7,727,650
Intelsat Jackson Holdings SA (United Kingdom) 7.250% due 10/15/20	2,000,000	1,985,000
Intelsat Luxembourg SA (United Kingdom) 6.750% due 06/01/18	2,000,000	1,900,000
7.750% due 06/01/21	6,300,000	5,284,125
8.125% due 06/01/23	3,000,000	2,475,000
Level 3 Communications Inc 5.750% due 12/01/22	2,500,000	2,487,500
Level 3 Financing Inc 6.125% due 01/15/21	925,000	972,360
7.000% due 06/01/20	6,250,000	6,648,437
Sprint Communications Inc (Japan) 7.000% due 03/01/20 ~	5,235,000	5,707,197
9.000% due 11/15/18 ~	2,800,000	3,168,928
Sprint Corp (Japan)
7.250% due 09/15/21	9,500,000	9,375,312
7.625% due 02/15/25	6,150,000	5,811,750
T-Mobile USA Inc (Germany) 6.250% due 04/01/21	1,400,000	1,438,500
6.464% due 04/28/19	1,850,000	1,910,125
6.625% due 04/01/23	1,000,000	1,041,250
6.633% due 04/28/21	4,350,000	4,524,000
6.836% due 04/28/23	250,000	263,438

		74,432,075

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Utilities - 2.9%

Calpine Corp
5.375% due 01/15/23	$1,750,000	$1,728,125
5.875% due 01/15/24 ~	1,600,000	1,700,000
6.000% due 01/15/22 ~	1,150,000	1,221,875
7.875% due 01/15/23 ~	2,270,000	2,462,950
Dynegy Inc 7.625% due 11/01/24 ~	6,925,000	7,375,125
GenOn Energy Inc 7.875% due 06/15/17	2,000,000	2,025,000
9.875% due 10/15/20	3,975,000	4,064,437
NRG Energy Inc 6.250% due 07/15/22	3,075,000	3,136,500
6.625% due 03/15/23	1,000,000	1,035,000
7.875% due 05/15/21	3,000,000	3,210,000
Talen Energy Supply LLC 6.500% due 06/01/25 ~	6,000,000	6,007,500

		33,966,512

Total Corporate Bonds & Notes (Cost $1,056,094,004)		1,047,931,932

CONVERTIBLE CORPORATE BONDS & NOTES - 0.3%

Telecommunication Services - 0.3%

Clearwire Communications LLC (Japan) 8.250% due 12/01/40 ~	3,500,000	3,810,625

Total Convertible Corporate Bonds & Notes (Cost $3,462,380)		3,810,625

SENIOR LOAN NOTES - 3.1%

Consumer Discretionary - 1.5%

Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	5,000,000	5,027,500
CDS U.S. Intermediate Holdings Inc due 07/08/22 µ	3,200,000	3,204,000
(2nd Lien)
due 07/10/23 µ	600,000	597,375
Clear Channel Communications Inc Term D 6.937% due 01/30/19 §	4,697,344	4,348,956
Yonkers Racing Corp (2nd Lien) 8.750% due 08/20/20 §	5,000,000	4,800,000

		17,977,831

Consumer Staples - 0.2%

Reddy Ice Corp (1st Lien) 6.751% due 05/01/19 §	2,947,236	2,620,585

Energy - 0.3%

American Energy-Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	5,000,000	2,750,000
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	898,196	890,712

		3,640,712

Financials - 0.2%

ROC Finance LLC 5.000% due 06/20/19 §	2,456,250	2,411,730

Industrials - 0.5%

LM U.S. Corp Acquisition Inc (2nd Lien) 8.250% due 01/25/21 §	3,750,000	3,740,625
WTG Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	2,000,000	1,975,000

		5,715,625

	Principal Amount	Value
Materials - 0.4%

FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	$4,725,949	$4,207,574

Total Senior Loan Notes (Cost $40,120,306)		36,574,057

SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $37,508,331; collateralized by U.S. Treasury Notes: 2.000% due 08/31/21 and value $38,261,888)	37,508,331	37,508,331

Total Short-Term Investment (Cost $37,508,331)		37,508,331

TOTAL INVESTMENTS - 99.8% (Cost $1,177,589,132)		1,166,963,135

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,060,996

NET ASSETS - 100.0%		$1,169,024,131

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Consumer Discretionary	21.4%
Industrials	14.4%
Energy	14.2%
Materials	11.5%
Health Care	10.2%
Telecommunication Services	6.7%
Financials	6.7%
Consumer Staples	4.4%
Short-Term Investment	3.2%
Information Technology	3.1%
Others (each less than 3.0%)	4.0%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $5,554,500 or 0.5% of the portfolio’s net assets were in default as of June 30, 2015.

(d)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $7,000,000 or 0.6% of the net assets as of June 30, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
SS&C Technologies Holdings Inc	$7,000,000	$7,019,691	$19,691

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Swap agreements outstanding as of June 30, 2015 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	JPM	12/20/15	$5,000,000	($101,191)	$-	($101,191)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	JPM	03/20/16	5,000,000	(109,862)	-	(109,862)

Total Swap Agreements					($211,053)	$-	($211,053)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$28,265,616	$28,265,616	$-	$-
	Closed-End Mutual Funds	12,872,574	12,872,574	-	-
	Corporate Bonds & Notes	1,047,931,932	-	1,046,221,585	1,710,347
	Convertible Corporate Bonds & Notes	3,810,625	-	3,810,625	-
	Senior Loan Notes	36,574,057	-	36,574,057	-
	Short-Term Investment	37,508,331	-	37,508,331	-
	Unfunded Loan Commitment	19,691	-	19,691	-

	Total Assets	1,166,982,826	41,138,190	1,124,134,289	1,710,347

Liabilities	Derivatives:
	Interest Rate Contracts
	Swaps	(211,053)	-	(211,053)	-

	Total Liabilities	(211,053)	-	(211,053)	-

	Total	$1,166,771,773	$41,138,190	$1,123,923,236	$1,710,347

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 12.3%

Consumer Discretionary - 0.1%

DISH DBS Corp 7.125% due 02/01/16	$900,000	$924,750

Energy - 0.7%

BG Energy Capital PLC (United Kingdom) 6.500% due 11/30/72 § ~	GBP 700,000	1,173,429
Chesapeake Energy Corp 3.525% due 04/15/19 §	$500,000	458,750
Petrobras Global Finance BV (Brazil)
1.896% due 05/20/16 §	100,000	98,769
2.415% due 01/15/19 §	1,300,000	1,205,100
3.000% due 01/15/19	100,000	92,753
3.163% due 03/17/20 §	400,000	382,000
4.375% due 05/20/23	200,000	174,840
4.875% due 03/17/20	100,000	95,334
5.375% due 01/27/21	600,000	578,880
5.750% due 01/20/20	800,000	794,672
6.625% due 01/16/34	GBP 100,000	133,851

		5,188,378

Financials - 10.5%

Ally Financial Inc 2.750% due 01/30/17	$800,000	798,400
Banca Monte dei Paschi di Siena SPA (Italy) 4.875% due 09/15/16 ~	EUR 500,000	585,980
Banco Bilbao Vizcaya Argentaria SA (Spain) 6.750% § ± ~	400,000	444,525
Banco Santander SA (Spain) 6.250% § ± ~	700,000	760,397
Bank of America NA 0.696% due 05/08/17 §	$14,500,000	14,484,500
Bankia SA (Spain)
0.198% due 01/25/16 §	EUR 500,000	557,301
3.500% due 12/14/15	2,900,000	3,279,578
3.500% due 01/17/19 ~	1,600,000	1,861,160
Barclays Bank PLC (United Kingdom)
2.010% due 12/21/20 ~	MXN 5,000,000	310,164
7.625% due 11/21/22	$300,000	342,203
Barclays PLC (United Kingdom)
6.500% § ±	EUR 800,000	890,453
8.000% § ±	1,000,000	1,187,315
BNP Paribas SA (France) 0.586% due 11/07/15 §	$9,600,000	9,606,326
BPCE SA (France)
0.846% due 11/18/16 §	5,900,000	5,910,414
0.913% due 06/17/17 §	2,300,000	2,301,309
BPE Financiaciones SA (Spain)
2.500% due 02/01/17 ~	EUR 1,200,000	1,362,970
2.875% due 05/19/16 ~	2,500,000	2,826,238
Central China Real Estate Ltd (China) 8.000% due 01/28/20 ~	$200,000	197,383
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 0.609% due 04/28/17 §	13,300,000	13,312,741
Credit Agricole SA (France) 6.500% § ± ~	EUR 400,000	449,284
Depfa ACS Bank (Germany) 3.875% due 11/14/16	300,000	351,269
Eksportfinans ASA (Norway) 2.375% due 05/25/16	$1,800,000	1,804,500
Evergrande Real Estate Group Ltd (United Kingdom)
8.750% due 10/30/18 ~	250,000	235,625
12.000% due 02/17/20 ~	500,000	495,980

	Principal Amount	Value
HBOS PLC (United Kingdom)
0.787% due 09/01/16 §	EUR 1,400,000	$1,557,270
0.982% due 09/30/16 §	$2,800,000	2,800,000
JPMorgan Chase Bank NA 0.704% due 06/02/17 §	3,900,000	3,900,031
KWG Property Holding Ltd (China) 8.250% due 08/05/19 ~	500,000	501,150
Lehman Brothers Holdings Inc 7.000% due 09/27/27 Y	1,700,000	187,000
Lloyds Bank PLC (United Kingdom)
1.750% due 05/14/18	1,600,000	1,598,670
3.500% due 05/14/25	300,000	294,698
Lloyds Banking Group PLC (United Kingdom)
7.625% § ± ~	GBP 400,000	649,899
7.875% § ± ~	300,000	496,335
Sunac China Holdings Ltd (China) 8.750% due 12/05/19 ~	$500,000	496,617
Trillion Chance Ltd (China) 8.500% due 01/10/19 ~	500,000	493,750
Westpac Banking Corp (Australia) 1.850% due 11/26/18 ~	2,000,000	2,009,844
Yuzhou Properties Co Ltd (China) 8.625% due 01/24/19 ~	200,000	202,000

		79,543,279

Industrials - 0.1%

International Lease Finance Corp (Netherlands) 7.125% due 09/01/18 ~	1,000,000	1,117,500

Telecommunication Services - 0.6%

AT&T Inc
1.212% due 06/30/20 §	200,000	201,018
2.450% due 06/30/20	300,000	294,154
3.000% due 06/30/22	600,000	579,677
3.400% due 05/15/25	800,000	761,149
4.500% due 05/15/35	200,000	183,894
4.750% due 05/15/46	300,000	272,637
BellSouth Corp 4.821% due 04/26/21 ~	2,500,000	2,572,085

		4,864,614

Utilities - 0.3%

Electricite de France SA (France) 1.150% due 01/20/17 ~	700,000	701,304
SSE PLC (United Kingdom) 5.625% § ± ~	EUR 1,000,000	1,183,197

		1,884,501

Total Corporate Bonds & Notes (Cost $97,689,157)		93,523,022

MORTGAGE-BACKED SECURITIES - 7.5%

Collateralized Mortgage Obligations - Commercial - 1.2%

Banc of America Re-REMIC Trust
5.670% due 06/24/50 " § ~	$1,465,395	1,515,702
5.675% due 02/17/51 " § ~	1,503,072	1,559,191
Credit Suisse Mortgage Capital Certificates (Switzerland)
5.467% due 09/16/39 " § ~	2,366,707	2,425,095
5.467% due 09/18/39 " § ~	2,736,947	2,805,721
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	746,344

		9,052,053

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 5.8%

Alternative Loan Trust
0.467% due 12/25/35 " §	$96,172	$84,387
5.500% due 06/25/35 " Y	1,655,156	1,662,879
6.000% due 01/25/37 " Y	1,142,885	1,005,714
Banc of America Funding Trust 2.933% due 01/20/47 " § Y	1,661,946	1,414,723
Banc of America Mortgage Trust 2.315% due 11/25/34 " §	78,724	75,406
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/35 " §	744,489	751,736
2.522% due 01/25/35 " §	504,613	487,275
Chase Mortgage Finance Trust 2.616% due 02/25/37 " §	137,419	136,490
ChaseFlex Trust 6.000% due 02/25/37 " Y	605,424	521,703
Citigroup Mortgage Loan Trust
0.257% due 01/25/37 " § ~	449,153	327,805
2.660% due 05/25/35 " §	127,620	126,441
2.757% due 09/25/37 " § Y	109,622	99,085
Citigroup Mortgage Loan Trust Inc
2.230% due 09/25/35 " §	752,145	755,645
2.633% due 08/25/35 " § Y	1,014,288	744,000
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 03/25/35 " §	116,342	89,037
2.680% due 08/25/34 " §	59,890	52,667
Deutsche Alt-B Securities Mortgage Loan Trust 0.287% due 10/25/36 " § Y	62,780	40,251
Fannie Mae
0.247% due 07/25/37 " §	2,086,318	1,960,074
0.337% due 08/25/34 " §	396,180	393,670
0.537% due 07/25/37 " §	37,357	37,463
2.213% due 05/25/35 " §	1,642,479	1,701,441
Freddie Mac
0.416% due 02/15/19 " §	2,851,413	2,854,580
0.636% due 09/15/42 " §	4,582,798	4,617,731
Granite Mortgages PLC (United Kingdom) 0.952% due 09/20/44 " § ~	GBP 482,269	756,780
GreenPoint Mortgage Funding Trust 0.457% due 11/25/45 " §	$630,496	534,981
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	370,072	398,655
GSR Mortgage Loan Trust 2.758% due 01/25/35 " §	743,581	711,937
HarborView Mortgage Loan Trust 0.468% due 02/19/36 " §	232,556	175,594
Impac CMB Trust 1.187% due 07/25/33 " §	236,787	227,881
IndyMac INDX Mortgage Loan Trust
0.395% due 05/25/46 " §	1,077,283	910,540
0.427% due 07/25/35 " §	440,110	385,534
JP Morgan Mortgage Trust
2.186% due 07/27/37 " § ~	1,170,888	1,018,578
2.531% due 08/25/35 " § Y	642,750	611,343
2.593% due 07/25/35 " §	530,566	532,561
4.812% due 09/25/35 " §	161,015	153,483
JP Morgan Resecuritization Trust 2.580% due 08/27/37 " § ~	359,975	364,864
Marche Mutui SARL (Italy)
0.398% due 10/27/65 " § ~	EUR 180,765	200,368
0.419% due 02/25/55 " § ~	267,854	293,901
2.248% due 01/27/64 " § ~	607,572	692,903
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
0.626% due 12/15/30 " §	$366,087	351,605
0.886% due 11/15/31 " §	545,817	536,820
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/35 " §	683,937	643,260
5.238% due 12/25/35 " §	300,524	276,906

	Principal Amount	Value
NCUA Guaranteed Notes Trust 0.635% due 10/07/20 " §	$5,369,570	$5,397,972
Reperforming Loan REMIC Trust 0.527% due 06/25/35 " § ~	639,946	566,536
Residential Accredit Loans Inc Trust 0.487% due 08/25/35 " §	476,327	370,008
Ryland Mortgage Securities Corp 6.730% due 10/01/27 "	8,354	7,675
Sequoia Mortgage Trust 0.888% due 10/19/26 " §	364,572	357,534
Structured Adjustable Rate Mortgage Loan Trust
1.574% due 01/25/35 " §	459,238	370,541
2.629% due 08/25/35 " §	929,695	883,728
2.637% due 02/25/34 " §	128,228	128,510
Structured Asset Mortgage Investments II Trust
0.317% due 03/25/37 " §	143,738	108,603
0.438% due 07/19/35 " §	1,020,029	887,254
0.848% due 10/19/34 " §	469,071	451,493
Structured Asset Securities Corp Trust 2.652% due 10/28/35 " § ~	86,145	84,516
Structured Asset Securities Mortgage Pass-Through Certificates 2.217% due 01/25/32 " §	8,804	8,515
Swan Trust (Australia) 3.340% due 04/25/41 " §	AUD 465,926	362,938
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/45 " §	$651,420	614,553
0.928% due 05/25/47 " §	1,543,084	1,331,667
1.158% due 02/25/46 " §	634,605	589,573
2.187% due 11/25/46 " §	365,865	332,118
3.829% due 08/25/35 " §	261,039	248,153
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 12/25/34 " §	650,508	642,696
2.717% due 09/25/34 " §	259,451	266,009
5.676% due 04/25/36 " §	375,486	373,090

		44,102,379

Fannie Mae - 0.4%

1.300% due 02/01/36 " §	90,574	90,709
1.346% due 11/01/42 - 09/01/44 " §	254,756	261,542
1.356% due 10/01/44 "	154,723	158,875
1.978% due 11/01/35 " §	91,040	96,275
2.004% due 12/01/34 "	129,759	137,253
2.195% due 01/01/25 " §	49,471	51,261
2.235% due 03/01/35 " §	63,525	65,552
2.257% due 05/01/35 " §	47,774	50,792
2.266% due 12/01/22 " §	13,484	14,019
2.269% due 03/01/35 " §	511,725	547,503
2.330% due 03/01/35 " §	41,916	42,934
2.376% due 08/01/17 " §	105,503	105,463
2.393% due 10/01/35 " §	160,971	172,472
2.435% due 09/01/35 " §	134,012	142,251
2.625% due 04/01/35 " §	538,640	574,847
3.269% due 03/01/18 " §	43,105	43,070
3.500% due 07/01/26 " §	2,587	2,617
5.000% due 08/01/24 " §	8,311	8,571
5.346% due 01/01/36 " §	261,695	275,921
5.369% due 11/01/35 " §	239,123	254,777
5.514% due 03/01/36 " §	152,720	162,135

		3,258,839

Freddie Mac - 0.1%

2.237% due 08/01/35 " §	19,033	20,026
2.373% due 01/01/34 "	293,746	314,597
5.231% due 10/01/35 " §	28,281	29,550
5.505% due 03/01/36 " §	131,737	138,145

		502,318

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 0.0%

1.625% due 09/20/22 - 11/20/26 " §	$90,508	$94,156
2.000% due 10/20/24 - 01/20/27 " §	69,215	72,114
2.500% due 02/20/25 " §	17,121	17,701

		183,971

Total Mortgage-Backed Securities (Cost $56,869,260)		57,099,560

ASSET-BACKED SECURITIES - 1.9%

Amortizing Residential Collateral Trust 0.767% due 07/25/32 " §	125,612	117,048
Aquilae II PLC CLO (Ireland) 0.401% due 01/17/23 " § ~	EUR 118,026	131,167
Asset-Backed Securities Corp Home Equity Loan Trust 0.267% due 05/25/37 " §	$33,071	22,349
Bear Stearns Asset-Backed Securities I Trust
0.295% due 11/25/36 " §	628,379	621,464
1.187% due 10/25/37 " §	1,792,726	1,695,393
Bear Stearns Asset-Backed Securities Trust 0.847% due 10/25/32 " §	43,467	41,618
Carlyle High Yield Partners X Ltd CLO 0.500% due 04/19/22 " § ~	874,598	857,063
Countrywide Asset-Backed Certificates
0.377% due 06/25/36 " §	355,555	349,349
0.435% due 04/25/36 " §	163,090	162,457
Credit-Based Asset Servicing & Securitization Trust 0.255% due 01/25/37 " § Y	265,335	121,115
Equity One Mortgage Pass-Through Trust 0.487% due 04/25/34 " §	484,331	406,460
Freddie Mac Structured Pass-Through Securities 0.447% due 08/25/31 " §	168,675	165,154
HSI Asset Securitization Corp Trust 0.237% due 10/25/36 " §	18,104	10,238
JP Morgan Mortgage Acquisition Trust 0.247% due 03/25/47 " §	16,770	16,576
Morgan Stanley IXIS Real Estate Capital Trust 0.237% due 11/25/36 " §	1,986	1,059
Nautique Funding Ltd (Cayman) 0.525% due 04/15/20 " § ~	380,871	377,359
New Century Home Equity Loan Trust 0.367% due 05/25/36 " §	784,750	586,551
NYLIM Flatiron Ltd CLO (Cayman) 0.496% due 08/08/20 " § ~	518,932	517,359
Penta SA CLO (Luxembourg) 0.268% due 06/04/24 " § ~	EUR 2,709,196	2,988,657
Popular ABS Mortgage Pass-Through Trust 0.277% due 06/25/47 " § Y	$571,939	562,140
Renaissance Home Equity Loan Trust 0.947% due 12/25/32 " §	217,275	204,027
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	2,571,407	2,824,939
Structured Asset Securities Corp Mortgage Loan Trust 1.684% due 04/25/35 " §	1,242,902	1,188,997
Wood Street II BV CLO (Netherlands) 0.339% due 03/29/21 " § ~	EUR 343,638	381,291

Total Asset-Backed Securities (Cost $15,216,619)		14,349,830

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 106.2%

U.S. Treasury Bonds - 1.4%

2.500% due 02/15/45	$7,700,000	$6,745,924
3.000% due 11/15/44 ‡	500,000	486,836
3.000% due 05/15/45	3,080,000	3,005,503

		10,238,263

U.S. Treasury Inflation Protected Securities - 103.2%

0.125% due 04/15/16 ^	39,524,384	39,718,134
0.125% due 04/15/17 ^ ‡	23,450,229	23,761,273
0.125% due 04/15/18 ^ ‡	2,048,717	2,080,724
0.125% due 04/15/19 ^ ‡	908,694	919,697
0.125% due 04/15/20 ^	16,583,024	16,723,166
0.125% due 07/15/22 ^ ‡	123,659,979	122,701,970
0.125% due 01/15/23 ^ ‡	1,742,432	1,710,850
0.250% due 01/15/25 ^ ‡	3,396,124	3,326,874
0.375% due 07/15/23 ^	21,469,461	21,547,565
0.625% due 07/15/21 ^ ‡	93,814,755	96,792,552
0.625% due 02/15/43 ^ ‡	15,846,908	13,958,892
0.750% due 02/15/42 ^ ‡	7,287,190	6,655,252
0.750% due 02/15/45 ^	16,577,220	15,029,587
1.125% due 01/15/21 ^ ‡	23,659,092	25,047,838
1.375% due 01/15/20 ^	15,954,441	17,065,555
1.375% due 02/15/44 ^	21,854,416	23,181,471
1.625% due 01/15/18 ^ ‡	90,343	95,418
1.750% due 01/15/28 ^	10,797,899	12,217,896
1.875% due 07/15/19 ^ ‡	7,213,210	7,861,837
2.000% due 01/15/16 ^ ‡	29,071,839	29,539,217
2.000% due 01/15/26 ^	33,702,746	38,670,988
2.125% due 01/15/19 ^	13,790,875	15,022,665
2.125% due 02/15/40 ^	14,203,123	17,422,285
2.125% due 02/15/41 ^ ‡	864,264	1,066,286
2.375% due 01/15/25 ^ ‡	68,014,699	79,953,983
2.375% due 01/15/27 ^	68,075,346	81,242,123
2.500% due 07/15/16 ^	14,790,395	15,361,533
2.500% due 01/15/29 ^ ‡	220,386	271,023
3.625% due 04/15/28 ^	14,627	19,893
3.875% due 04/15/29 ^	39,404,052	55,746,187

		784,712,734

U.S. Treasury Notes - 1.6%

1.500% due 05/31/20	12,400,000	12,320,566

Total U.S. Treasury Obligations (Cost $833,355,107)		807,271,563

FOREIGN GOVERNMENT BONDS & NOTES - 19.9%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,700,288
Brazil Letras do Tesouro Nacional (Brazil)
14.950% due 01/01/18	BRL 32,010,000	7,542,843
15.356% due 01/01/19 ~	10,800,000	2,269,588
Bundesrepublik Deutschland Bundesobligation Inflation-Linked (Germany) 0.750% due 04/15/18 ^ ~	EUR 12,672,905	14,728,839
Colombian TES (Colombia) 3.000% due 03/25/33	COP 3,469,514,880	1,150,167
Deutsche Bundesrepublik Inflation-Linked (Germany) 1.500% due 04/15/16 ^ ~	EUR 3,843,213	4,315,381
France Government OAT (France) 0.250% due 07/25/18 ^ ~	8,649,513	10,030,917
Hellenic Republic Government (Greece) 4.500% due 07/03/17	JPY 120,000,000	529,477
Italy Buoni Poliennali Del Tesoro (Italy)
1.700% due 09/15/18 ^	EUR 4,659,984	5,466,359
2.100% due 09/15/17 ^ ~	698,766	817,856

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
2.100% due 09/15/21 ^ ~	EUR 1,346,238	$1,628,725
2.250% due 04/22/17 ^ ~	9,233,304	10,594,837
2.350% due 09/15/19 ^ ~	221,854	267,875
2.350% due 09/15/24 ^ ~	6,213,458	7,634,838
2.550% due 10/22/16 ~	1,475,321	1,686,045
3.100% due 09/15/26 ^ ~	318,804	419,074
5.500% due 11/01/22	300,000	414,196
Mexican Bonos (Mexico) 4.750% due 06/14/18	MXN 25,710,000	1,644,450
Mexican Udibonos (Mexico)
4.000% due 11/15/40 ^	11,638,976	797,754
4.000% due 11/08/46 ^	27,922,567	1,932,233
4.500% due 12/04/25 ^	84,959,723	6,191,765
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 14,407,400	9,704,664
Spain Government Inflation-Linked (Spain)
0.550% due 11/30/19 ^ ~	EUR 18,362,403	20,737,403
0.580% due 11/30/30 ^ ~	1,901,254	1,971,875
United Kingdom Gilt Inflation-Linked (United Kingdom) 0.125% due 03/22/24 ^ ~	GBP 21,389,415	36,367,343

Total Foreign Government Bonds & Notes (Cost $165,912,208)		151,544,792

PURCHASED OPTIONS - 0.2%
(See Note (i) in Notes to Schedule of Investments) (Cost $1,352,541)		1,566,955

SHORT-TERM INVESTMENTS - 1.9%

U.S. Treasury Bills - 0.6%

0.006% due 10/08/15 ‡	$701,000	700,966
0.008% due 07/09/15 ‡	164,000	164,001
0.010% due 08/06/15 ‡	131,000	131,001
0.011% due 09/03/15 ‡	777,000	776,993
0.011% due 11/12/15 ‡	1,431,000	1,430,827
0.015% due 07/30/15 ‡	55,000	54,999
0.016% due 09/17/15 ‡	360,000	360,006
0.025% due 10/08/15	747,000	746,964
0.031% due 09/24/15 ‡	393,000	393,002

		4,758,759

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $9,960,992; collateralized by U.S. Treasury Note: 1.125% due 04/30/20 and value $10,164,274)	9,960,992	9,960,992

Total Short-Term Investments (Cost $14,719,815)		14,719,751

TOTAL INVESTMENTS - 149.9% (Cost $1,185,114,707)		1,140,075,473

TOTAL SECURITIES SOLD SHORT - (0.3%)
(See Note (e) in Notes to Schedule of Investments) (Proceeds $2,047,929)		(2,047,454)

OTHER ASSETS & LIABILITIES, NET - (49.6%)		(377,496,675)

NET ASSETS - 100.0%		$760,531,344

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	106.2%
Foreign Government Bonds & Notes	19.9%
Corporate Bonds & Notes	12.3%
Mortgage-Backed Securities	7.5%
Others (each less than 3.0%)	4.0%

	149.9%
Securities Sold Short	(0.3%	)
Other Assets & Liabilities, Net	(49.6%	)

	100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $6,969,953 or 0.9% of the portfolio’s net assets were in default as of June 30, 2015.

(d)	As of June 30, 2015, investments with a total aggregate value of $18,320,309 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(e)	Securities sold short outstanding as of June 30, 2015 were as follows:

Description	Principal Amount	Value
U.S. Treasury Obligations - (0.3%)
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/20	$1,212,312	($1,221,594)
2.375% due 01/15/25	702,906	(825,860)

Total Securities Sold Short (Proceeds $2,047,929)		($2,047,454)

(f)	The average amount of borrowing by the portfolio on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2015 was $499,786,782 at a weighted average interest rate of 0.241%.

(g)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (09/15)	59	($53,234)
Euro-Bund (08/15)	49	(4,417)
U.S. Treasury 5-Year Notes (09/15)	32	(4,781)
U.S. Treasury 10-Year Notes (09/15)	256	(264,057)

		(326,489)

Short Futures Outstanding
Euro-Bund (08/15)	98	15,203
Eurodollar (12/15)	394	(89,627)
Eurodollar (03/16)	301	(116,106)
Eurodollar (09/16)	8	(3,079)
Eurodollar (12/16)	42	(15,008)
Eurodollar (03/17)	331	(77,401)
U.S. Treasury 30-Year Bonds (09/15)	1	68

		(285,950)

Total Futures Contracts		($612,439)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(h)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	25,531,716	USD	8,229,136	07/15	BNP	($17,204)
BRL	5,583,655	USD	1,775,000	07/15	BNP	20,907
BRL	37,155,907	USD	13,435,511	07/15	BOA	(1,484,816)
BRL	18,222,750	USD	5,873,380	07/15	CIT	(12,279)
BRL	1,577,250	USD	500,000	07/15	CIT	7,301
BRL	34,268,945	USD	11,089,018	07/15	DUB	(66,874)
BRL	48,757,732	USD	15,715,120	07/15	GSC	(32,855)
BRL	3,895,894	USD	1,235,000	07/15	GSC	18,062
BRL	7,176,400	USD	2,340,716	07/15	HSB	(32,524)
BRL	63,564,877	USD	20,761,334	07/15	JPM	(316,550)
BRL	70,495,151	USD	22,730,106	07/15	TDB	(56,293)
BRL	21,811,792	USD	6,948,644	08/15	BNP	(13,966)
EUR	3,747,000	USD	4,253,306	07/15	CIT	(75,965)
EUR	360,000	USD	408,821	07/15	JPM	(7,475)
EUR	935,000	USD	1,028,483	07/15	JPM	13,901
EUR	4,552,000	USD	5,140,951	07/15	UBS	(66,156)
EUR	9,229,000	USD	10,066,439	07/15	UBS	222,507
EUR	16,045,000	USD	17,962,995	08/15	MSC	(67,591)
GBP	27,287,000	USD	42,949,738	07/15	JPM	(75,042)
GBP	1,493,000	USD	2,308,514	07/15	JPM	37,362
GBP	532,000	USD	835,655	08/15	GSC	63
INR	481,090,838	USD	7,581,606	07/15	BRC	(36,930)
INR	688,569,733	USD	10,606,435	08/15	GSC	138,365
JPY	789,584,000	USD	6,370,634	07/15	BNP	81,007
MXN	7,704,000	USD	496,178	07/15	CIT	(6,197)
NZD	12,858,000	USD	8,767,356	07/15	UBS	(54,132)
PLN	8,415,961	USD	2,241,089	07/15	JPM	(4,457)
USD	1,167,946	AUD	1,532,000	07/15	CIT	(14,069)
USD	10,056,995	BRL	31,115,371	07/15	BNP	49,156
USD	11,977,154	BRL	37,155,907	07/15	BOA	26,459
USD	7,184,325	BRL	19,800,000	07/15	CIT	815,923
USD	11,080,012	BRL	34,268,945	07/15	DUB	57,869
USD	19,199,135	BRL	52,653,627	07/15	GSC	2,263,807
USD	2,313,028	BRL	7,176,400	07/15	HSB	4,836
USD	23,386,636	BRL	63,564,877	07/15	JPM	2,941,852
USD	22,721,315	BRL	70,495,151	07/15	TDB	47,502
USD	347,489	BRL	1,158,214	01/16	CIT	(2,106)
USD	1,743,824	BRL	5,825,243	01/16	JPM	(14,466)
USD	20,830,000	BRL	66,754,630	04/16	JPM	1,248,694
USD	1,144,371	COP	2,921,866,073	07/15	HSB	25,750
USD	1,028,797	EUR	945,000	07/15	CIT	(24,736)
USD	1,200,273	EUR	1,057,000	07/15	JPM	21,877
USD	17,955,475	EUR	16,045,000	07/15	MSC	67,714
USD	873,840	EUR	776,000	07/15	UBS	8,716
USD	132,803,260	EUR	119,029,628	08/15	CSF	30,885
USD	7,071,596	EUR	6,314,000	08/15	GSC	29,429
USD	547,452	EUR	493,000	08/15	UBS	(2,404)
USD	5,975,920	EUR	5,334,000	08/15	UBS	26,772
USD	44,217,592	GBP	28,780,000	07/15	HSB	(1,002,980)
USD	42,939,344	GBP	27,287,000	08/15	JPM	74,244
USD	1,709,191	INR	110,234,292	07/15	JPM	(19,551)
USD	6,385,802	JPY	789,584,000	07/15	BOA	(65,838)
USD	6,372,752	JPY	789,584,000	08/15	BNP	(81,410)
USD	3,094,684	KRW	3,351,542,360	07/15	DUB	103,127
USD	4,222,500	MXN	65,478,301	07/15	BNP	58,027
USD	402,967	MXN	6,210,000	07/15	HSB	8,006
USD	4,837,130	MXN	74,025,022	07/15	JPM	129,079
USD	369,021	MXN	5,759,000	07/15	UBS	2,744
USD	3,099,575	MXN	49,000,061	09/15	CIT	1,531
USD	9,174,003	NZD	12,858,000	07/15	BOA	460,779
USD	8,741,974	NZD	12,858,000	08/15	UBS	53,907
USD	1,291,101	PLN	4,940,010	07/15	BRC	(21,760)
USD	291,074	ZAR	3,561,295	07/15	BRC	(248)

Total Forward Foreign Currency Contracts						$5,421,286

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(i)	Purchased options outstanding as of June 30, 2015 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.800%	01/19/16	MSC	$52,900,000	$84,640	$54,661

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.865%	08/11/15	MSC	5,400,000	90,450	214,439
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.950%	12/15/15	CIT	22,100,000	27,625	23,492
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.950%	12/15/15	MSC	13,400,000	15,410	14,519
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.683%	12/11/17	MSC	8,000,000	1,120,000	1,245,094

							1,253,485	1,497,544

							$1,338,125	$1,552,205

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 10-Year Notes (08/15)	$109.00	08/21/15	CME	256	$2,192	$4,000
Put - U.S. Treasury 30-Year Notes (08/15)	110.00	08/21/15	CME	56	479	875
Put - U.S. Treasury 5-Year Notes (08/15)	112.75	08/21/15	CME	32	274	250
Put - Eurodollar (12/15)	99.38	12/14/15	CME	70	11,471	9,625

					$14,416	$14,750

Total Purchased Options					$1,352,541	$1,566,955

(j)	Transactions in written options for the period ended June 30, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Premium
Outstanding, December 31, 2014	-	289,320,000	64,900,000	-	$3,347,056
Call Options Written	271	204,200,000	38,818,000	5,900,000	1,929,834
Put Options Written	342	92,252,000	122,330,000	2,800,000	1,407,516
Call Options Exercised	(27)	-	(15,000,000)	-	(26,713)
Put Options Exercised	(195)	(3,080,000)	(37,754,000)	-	(320,510)
Call Options Expired	(195)	(28,600,000)	(27,250,000)	-	(595,467)
Put Options Expired	(98)	(65,500,000)	(69,568,000)	-	(576,183)
Call Options Closed	-	(91,200,000)	(10,900,000)	-	(1,111,319)
Put Options Closed	-	(8,500,000)	(10,900,000)	-	(328,179)

Outstanding, June 30, 2015	98	388,892,000	54,676,000	8,700,000	$3,726,035

(k)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Europe 23 5Y	0.850%	08/19/15	BNP	EUR 1,900,000	$3,807	($6,113)
Put - iTraxx Europe 23 5Y	0.850%	08/19/15	BRC	1,900,000	4,027	(6,112)
Put - iTraxx Europe 23 5Y	0.850%	08/19/15	CSF	1,600,000	3,290	(5,148)
Put - iTraxx Europe 23 5Y	0.850%	08/19/15	GSC	1,900,000	3,573	(6,112)
Put - iTraxx Europe 23 5Y	0.900%	08/19/15	CIT	1,200,000	2,830	(3,055)
Put - iTraxx Europe 23 5Y	0.900%	09/16/15	BRC	3,600,000	7,707	(12,705)
Put - iTraxx Europe 23 5Y	0.900%	09/16/15	GSC	19,100,000	30,274	(67,405)
Put - iTraxx Europe 23 5Y	0.900%	09/16/15	SGN	900,000	2,102	(3,176)

					$57,610	($109,826)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 2.68	07/01/15	DUB	$4,320,000	$102,946	($598,597)
Call - EUR versus USD	$1.15	07/02/15	BNP	EUR 3,190,000	12,640	(257)
Call - EUR versus USD	1.15	07/02/15	UBS	2,990,000	17,107	(240)
Call - EUR versus USD	1.15	07/15/15	BRC	1,080,000	8,470	(2,477)
Call - EUR versus USD	1.17	07/20/15	BNP	6,408,000	35,501	(5,994)
Call - BRL versus USD	BRL 4.00	03/17/16	CSF	$9,900,000	418,380	(159,083)

					595,044	(766,648)

Put - BRL versus USD	2.85	07/16/15	CSF	5,172,000	36,980	(186)
Put - EUR versus USD	$1.11	07/20/15	BNP	EUR 6,408,000	32,250	(77,333)

					69,230	(77,519)

					$664,274	($844,167)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/01/16	DUB	$2,000,000	$1,675	($904)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	2,000,000	19,400	(10,448)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(7,675)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	12,700,000	143,510	(138,897)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(54,985)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(5,937)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(43,870)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(4,271)
Cap - France CPI Excluding Tobacco	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/22/35	GSC	EUR 2,500,000	-	(96,239)

						$1,209,305	($363,226)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10 -Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.050%	07/13/15	CIT	$10,900,000	$49,595	($1,003)
Call - 30 -Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.365%	08/11/15	MSC	5,400,000	88,560	(5,521)
Call - 10 -Year Interest Rate Swap	Receive	3-Month GBP-LIBOR	1.750%	08/20/15	GSC	GBP 2,800,000	24,147	(7,247)
Call - 10-Year Interest Rate Swap	Receive	3-Month GBP-LIBOR	1.900%	09/09/15	JPM	3,100,000	30,755	(23,977)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.910%	09/14/15	GSC	$20,100,000	77,988	(63,671)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.910%	09/14/15	JPM	13,000,000	39,910	(399)
Call - 10 -Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.350%	09/30/15	DUB	500,000	3,250	(4,615)
Call - 10 -Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.350%	09/30/15	GSC	1,900,000	11,590	(17,536)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	52,900,000	31,740	(12,865)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	52,900,000	52,900	(28,767)

							410,435	(165,601)

Put - 5 -Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.950%	07/13/15	DUB	14,100,000	48,998	(17,105)
Put - 5 -Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.950%	07/13/15	MSC	26,600,000	89,920	(32,268)
Put - 10 -Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.400%	07/15/15	GSC	2,300,000	7,820	(28,831)
Put - 10 -Year Interest Rate Swap	Pay	3-Month GBP-LIBOR	2.400%	08/20/15	GSC	GBP 2,800,000	24,147	(23,820)
Put - 10 -Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.850%	09/30/15	DUB	$500,000	4,300	(3,195)
Put - 10 -Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.850%	09/30/15	GSC	1,900,000	17,100	(12,140)
Put - 5 -Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.500%	12/11/17	MSC	33,600,000	1,120,000	(1,121,239)

							1,312,285	(1,238,598)

							$1,722,720	($1,404,199)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes	$127.00	08/21/15	CME	49	$32,535	($41,344)

Put - U.S. Treasury 10-Year Notes	124.00	08/21/15	CME	49	39,591	(19,906)

					$72,126	($61,250)

Total Written Options					$3,726,035	($2,782,668)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(l)	Swap agreements outstanding as of June 30, 2015 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Marsh & McLennan Cos Inc	0.600%	09/20/15	DUB	0.046%	$3,000,000	($4,232)	$-	($4,232)
Marsh & McLennan Cos Inc	0.830%	09/20/15	BOA	0.046%	3,000,000	(5,975)	-	(5,975)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.079%	250,000	(2,572)	-	(2,572)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.128%	4,000,000	(95,841)	208,974	(304,815)
Con-way Inc	3.800%	03/20/18	UBS	0.639%	4,000,000	(344,944)	-	(344,944)

						($453,564)	$208,974	($662,538)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Greek Government	1.000%	12/20/15	GSC	110.347%	$4,700,000	($2,348,825)	($347,204)	($2,001,621)
Gazprom OAO	1.000%	03/20/16	BOA	3.394%	200,000	(3,395)	(15,310)	11,915
Gazprom OAO	1.000%	03/20/16	GSC	3.394%	2,400,000	(40,743)	(182,494)	141,751
Sberbank of Russia	1.000%	03/20/16	GSC	3.941%	300,000	(6,257)	(16,693)	10,436
Gazprom OAO	1.000%	03/20/16	JPM	3.394%	700,000	(11,883)	(51,700)	39,817
Indonesia Government	1.000%	12/20/19	BOA	1.481%	700,000	(14,105)	(16,769)	2,664
Indonesia Government	1.000%	12/20/19	BRC	1.481%	3,800,000	(76,571)	(94,622)	18,051
Indonesia Government	1.000%	12/20/19	HSB	1.481%	1,100,000	(22,165)	(26,085)	3,920

						($2,523,944)	($750,877)	($1,773,067)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 24 5Y	1.000%	06/20/20	ICE	$6,900,000	$98,945	$97,029	$1,916
iTraxx Europe 23 5Y	1.000%	06/20/20	ICE	EUR 12,200,000	168,394	253,486	(85,092)
CDX HY 24 5Y	5.000%	06/20/20	ICE	$2,475,000	157,016	153,579	3,437

					$424,355	$504,094	($79,739)

					($2,553,153)	($37,809)	($2,515,344)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI-Compounded	BNP	13.030%	01/02/18	BRL 9,400,000	($504)	$5,701	($6,205)
BRL-CDI-Compounded	BOA	13.030%	01/02/18	17,400,000	(933)	(24,453)	23,520
BRL-CDI-Compounded	BRC	13.030%	01/02/18	3,500,000	(188)	(439)	251
BRL-CDI-Compounded	CSF	13.030%	01/02/18	8,300,000	(445)	(9,155)	8,710
BRL-CDI-Compounded	DUB	13.030%	01/02/18	4,300,000	(231)	(4,111)	3,880
BRL-CDI-Compounded	HSB	13.030%	01/02/18	50,800,000	(2,724)	(28,588)	25,864
BRL-CDI-Compounded	HSB	13.220%	01/02/18	23,400,000	8,771	-	8,771
U.S CPI Urban Consumers	GSC	2.060%	05/12/25	$2,500,000	(15,172)	-	(15,172)
U.S CPI Urban Consumers	UBS	2.063%	05/12/25	8,200,000	(47,793)	-	(47,793)
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 2,000,000	20,730	-	20,730
France CPI Excluding Tobacco	GSC	1.625%	06/18/25	2,500,000	11,071	-	11,071
GBP Retail Price Index	GSC	3.140%	01/14/30	GBP 3,530,000	(137,613)	-	(137,613)
GBP Retail Price Index	CIT	3.190%	04/15/30	4,400,000	(181,592)	-	(181,592)
GBP Retail Price Index	BNP	3.400%	06/15/30	1,800,000	5,569	8,424	(2,855)
GBP Retail Price Index	GSC	3.400%	06/15/30	1,500,000	4,641	4,671	(30)
GBP Retail Price Index	JPM	3.400%	06/15/30	500,000	1,547	(254)	1,801
GBP Retail Price Index	CSF	3.335%	04/15/35	100,000	(5,151)	53	(5,204)
GBP Retail Price Index	GSC	3.358%	04/15/35	1,100,000	(47,226)	-	(47,226)
GBP Retail Price Index	BOA	3.528%	09/23/44	1,700,000	87,099	3,696	83,403
GBP Retail Price Index	CSF	3.528%	09/23/44	1,200,000	61,482	(8,810)	70,292
GBP Retail Price Index	BOA	3.500%	10/15/44	2,900,000	96,619	2,343	94,276
GBP Retail Price Index	CIT	3.500%	10/15/44	900,000	29,985	(30,285)	60,270
GBP Retail Price Index	CSF	3.500%	10/15/44	800,000	26,653	(25,721)	52,374
GBP Retail Price Index	MSC	3.500%	10/15/44	600,000	19,990	4,921	15,069
GBP Retail Price Index	CSF	3.550%	11/15/44	200,000	12,150	(316)	12,466
GBP Retail Price Index	MSC	3.550%	11/15/44	300,000	18,224	1,374	16,850
GBP Retail Price Index	BNP	3.550%	12/11/44	1,000,000	58,436	7,002	51,434
GBP Retail Price Index	JPM	3.530%	12/15/44	900,000	40,225	6,128	34,097
GBP Retail Price Index	BOA	3.328%	01/12/45	900,000	(87,283)	(320)	(86,963)
GBP Retail Price Index	CSF	3.328%	01/12/45	300,000	(29,094)	3,246	(32,340)

					(52,757)	(84,893)	32,136

	Exchange
3-Month USD-LIBOR	CME	2.000%	12/16/20	$5,400,000	(4,462)	(15,680)	11,218
28-Day MXN TIIE	CME	5.630%	10/11/21	MXN 218,000,000	(62,981)	274,088	(337,069)
28-Day MXN TIIE	CME	5.660%	11/09/21	88,900,000	(23,106)	-	(23,106)
28-Day MXN TIIE	CME	5.560%	11/11/21	4,500,000	(2,876)	6,958	(9,834)
28-Day MXN TIIE	CME	5.750%	12/06/21	37,500,000	238	(18,297)	18,535
28-Day MXN TIIE	CME	6.710%	09/20/29	73,800,000	(16,215)	157,865	(174,080)
3-Month USD-LIBOR	LCH	2.750%	12/16/45	$1,400,000	(67,482)	(75,911)	8,429
6-Month EUR-LIBOR	CME	1.500%	03/16/46	EUR 1,300,000	(88,949)	259,441	(348,390)

					(265,833)	588,464	(854,297)

					($318,590)	$503,571	($822,161)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	DUB	1.800%	01/17/16	$600,000	($10,678)	($360)	($10,318)
U.S. CPI Urban Consumers NSA	RBS	1.935%	10/23/16	11,100,000	(301,540)	(17,110)	(284,430)
U.S. CPI Urban Consumers NSA	DUB	1.860%	11/05/16	9,000,000	(223,380)	-	(223,380)
U.S. CPI Urban Consumers NSA	BNP	1.825%	11/29/16	5,500,000	(129,342)	(1,529)	(127,813)
U.S. CPI Urban Consumers NSA	DUB	1.825%	11/29/16	8,000,000	(188,134)	(3,232)	(184,902)
U.S. CPI Urban Consumers NSA	DUB	1.845%	11/29/16	5,200,000	(125,500)	-	(125,500)
U.S. CPI Urban Consumers NSA	GSC	2.415%	02/12/17	6,200,000	(315,075)	-	(315,075)
U.S. CPI Urban Consumers NSA	BRC	1.908%	04/15/17	6,300,000	(191,496)	-	(191,496)
U.S. CPI Urban Consumers NSA	BNP	2.250%	07/15/17	28,100,000	(1,478,651)	47,258	(1,525,909)
U.S. CPI Urban Consumers NSA	CIT	2.250%	07/15/17	10,600,000	(557,783)	2,544	(560,327)
U.S. CPI Urban Consumers NSA	RBS	2.250%	07/15/17	27,800,000	(1,462,865)	20,533	(1,483,398)
U.S. CPI Urban Consumers NSA	GSC	2.175%	10/01/18	3,600,000	(144,342)	(2,243)	(142,099)
U.S. CPI Urban Consumers NSA	GSC	2.205%	10/11/18	900,000	(37,466)	-	(37,466)
U.S. CPI Urban Consumers NSA	DUB	2.173%	11/01/18	6,600,000	(262,857)	-	(262,857)

					(5,429,109)	45,861	(5,474,970)

	Exchange
28-Day MXN TIIE	CME	4.035%	02/03/17	MXN 276,400,000	(17,783)	63,157	(80,940)
3-Month USD-LIBOR	CME	1.300%	05/06/17	$47,300,000	(66,698)	742	(67,440)
6-Month GBP-LIBOR	CME	1.500%	09/16/17	GBP 60,800,000	(524,212)	(600,203)	75,991
3-Month USD-LIBOR	CME	1.500%	12/16/17	$127,400,000	(677,776)	(522,881)	(154,895)
6-Month JPY-LIBOR	CME	1.000%	09/18/23	JPY 150,000,000	(52,073)	(57,701)	5,628
6-Month EUR-LIBOR	CME	0.750%	09/16/25	EUR 22,300,000	1,107,038	(108,390)	1,215,428
6-Month GBP-LIBOR	CME	2.000%	09/16/25	GBP 3,200,000	97,323	(144,348)	241,671
3-Month USD-LIBOR	LCH	2.500%	12/16/25	$78,900,000	620,457	1,396,429	(775,972)
6-Month GBP-LIBOR	CME	2.000%	09/16/45	GBP 12,680,000	1,667,634	(42,201)	1,709,835
3-Month USD-LIBOR	CME	2.750%	12/16/45	$34,600,000	1,778,684	2,179,390	(400,706)

					3,932,594	2,163,994	1,768,600

					($1,496,515)	$2,209,855	($3,706,370)

					($1,815,105)	$2,713,426	($4,528,531)

Total Swap Agreements					($4,368,258)	$2,675,617	($7,043,875)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(m)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$93,523,022	$-	$93,523,022	$-
	Mortgage-Backed Securities	57,099,560	-	57,091,885	7,675
	Asset-Backed Securities	14,349,830	-	14,349,830	-
	U.S. Treasury Obligations	807,271,563	-	807,271,563	-
	Foreign Government Bonds & Notes	151,544,792	-	151,544,792	-
	Short-Term Investments	14,719,751	-	14,719,751	-
	Derivatives:
	Credit Contracts
	Swaps	424,355	-	424,355	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	9,098,160	-	9,098,160	-
	Interest Rate Contracts
	Futures	15,271	15,271	-	-
	Purchased Options	1,566,955	14,750	1,552,205	-
	Swaps	5,774,566	-	5,774,566	-

	Total Interest Rate Contracts	7,356,792	30,021	7,326,771	-

	Total Assets - Derivatives	16,879,307	30,021	16,849,286	-

	Total Assets	1,155,387,825	30,021	1,155,350,129	7,675

Liabilities	Securities Sold Short
	U.S. Treasury Obligations	(2,047,454)	-	(2,047,454)	-
	Derivatives:
	Credit Contracts
	Written Options	(109,826)	-	(109,826)	-
	Swaps	(2,977,508)	-	(2,977,508)	-

	Total Credit Contracts	(3,087,334)	-	(3,087,334)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,676,874)	-	(3,676,874)	-
	Written Options	(844,167)	-	(844,167)	-

	Total Foreign Currency Contracts	(4,521,041)	-	(4,521,041)	-

	Interest Rate Contracts
	Futures	(627,710)	(627,710)	-	-
	Written Options	(1,828,675)	(61,250)	(1,767,425)	-
	Swaps	(7,589,671)	-	(7,589,671)	-

	Total Interest Rate Contracts	(10,046,056)	(688,960)	(9,357,096)	-

	Total Liabilities - Derivatives	(17,654,431)	(688,960)	(16,965,471)	-

	Total Liabilities	(19,701,885)	(688,960)	(19,012,925)	-

	Total	$1,135,685,940	($658,939)	$1,136,337,204	$7,675

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2015, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($730,196,643)	$-	($730,196,643)	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 23.4%

U.S. Treasury Inflation Protected Securities - 23.4%

0.125% due 04/15/17 ^	$354,151	$358,882
0.125% due 01/15/22 ^	3,522,175	3,489,430
0.125% due 07/15/22 ^	5,987,558	5,939,376
0.125% due 01/15/23 ^	1,660,435	1,630,340
0.250% due 01/15/25 ^	17,659,845	17,299,743
0.375% due 07/15/23 ^	2,023,054	2,028,742
0.625% due 01/15/24 ^	6,975,907	7,087,633
0.750% due 02/15/42 ^	1,047,010	956,214
0.750% due 02/15/45 ^	934,352	847,122
1.125% due 01/15/21 ^	8,652,080	9,148,900
1.875% due 07/15/19 ^	13,606,486	14,830,008
2.000% due 01/15/26 ^	95,359	109,276
3.375% due 04/15/32 ^	1,199,574	1,686,338
3.625% due 04/15/28 ^	102,392	139,253
3.875% due 04/15/29 ^	143,913	203,502

		65,754,759

Total U.S. Treasury Obligations (Cost $67,000,059)		65,754,759

FOREIGN GOVERNMENT BONDS & NOTES - 3.0%

Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 7,184,850	8,529,205

Total Foreign Government Bonds & Notes (Cost $10,487,148)		8,529,205

PURCHASED OPTIONS - 0.0% (See Note (e) in Notes to Schedule of Investments) (Cost $57,800)		49,770

SHORT-TERM INVESTMENTS - 72.2%

Certificates of Deposit - 7.6%

Bank of Montreal (Canada) 0.180% due 08/17/15	$3,500,000	3,500,079
Canadian Imperial Bank of Commerce (Canada) 0.120% due 07/13/15	3,500,000	3,499,968
Citibank NY 0.170% due 07/27/15	4,000,000	4,000,168
Mizuho Bank Ltd (Japan) 0.260% due 09/08/15	3,510,000	3,510,218
Oversea-Chinese Banking Corp Ltd (Singapore) 0.200% due 08/03/15	3,500,000	3,500,069
Sumitomo Mitsui Banking Corp (Japan) 0.250% due 08/11/15	3,500,000	3,500,249

		21,510,751

Commercial Paper - 41.7%
Abbott Laboratories 0.112% due 08/20/15	3,500,000	3,499,559
American Honda Finance Corp (Japan) 0.122% due 07/06/15	3,500,000	3,499,939
Australia & New Zealand Banking Group Ltd (Australia) 0.162% due 09/11/15	3,500,000	3,499,084
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.243% due 08/04/15	4,000,000	3,999,339
BMW U.S. Capital LLC (Germany) 0.122% due 07/13/15	3,500,000	3,499,829
BNZ International Funding Ltd (New Zealand) 0.183% due 08/03/15	3,500,000	3,499,544

	Principal Amount	Value
Caterpillar Financial Services Corp 0.090% due 07/27/15	$3,500,000	$3,499,638
Chevron Corp 0.091% due 08/10/15	3,500,000	3,499,434
Commonwealth Bank of Australia (Australia) 0.162% due 08/17/15	3,500,000	3,499,379
CPPIB Capital Inc (Canada) 0.152% due 09/09/15	3,500,000	3,498,758
DBS Bank Ltd (Singapore) 0.152% due 07/13/15	3,500,000	3,499,867
Exxon Mobil Corp 0.101% due 07/30/15	3,000,000	2,999,663
Google Inc 0.071% due 07/09/15	3,500,000	3,499,965
JPMorgan Securities LLC 0.183% due 07/22/15	3,500,000	3,499,686
Kimberly Clark Corp 0.091% due 07/15/15	2,500,000	2,499,859
Microsoft Corp 0.071% due 07/22/15	3,500,000	3,499,878
Nestle Capital Corp 0.081% due 07/13/15	3,500,000	3,499,976
PACCAR Financial Corp
0.101% due 07/13/15	2,500,000	2,499,878
0.101% due 07/28/15	1,000,000	999,875
PepsiCo Inc 0.081% due 07/09/15	3,500,000	3,499,939
Pfizer Inc 0.122% due 09/24/15	3,500,000	3,498,478
Praxair Inc 0.081% due 08/03/15	3,500,000	3,499,445
Province of Ontario (Canada)
0.091% due 08/05/15	1,000,000	999,911
0.101% due 08/12/15	1,000,000	999,888
0.122% due 09/10/15	750,000	749,828
Province of Quebec (Canada) 0.132% due 08/27/15	3,500,000	3,499,087
QUALCOMM Inc 0.140% due 07/15/15	3,500,000	3,499,847
Siemens Capital Co LLC (Germany) 0.152% due 08/25/15	3,500,000	3,499,129
The Bank of Nova Scotia (Canada) 0.213% due 08/24/15	4,000,000	3,999,224
The Coca-Cola Co 0.101% due 08/19/15	3,500,000	3,499,426
The Toronto-Dominion Bank (Canada) 0.150% due 07/08/15	8,200,000	8,199,821
The Walt Disney Co
0.091% due 07/30/15	1,000,000	999,913
0.112% due 09/25/15	2,750,000	2,748,571
Toyota Motor Credit Corp (Japan) 0.091% due 07/13/15	3,500,000	3,499,957
Unilever Capital Corp (United Kingdom)
0.071% due 07/01/15	1,000,000	999,997
0.091% due 07/06/15	3,000,000	2,999,948
United Technologies Corp 0.122% due 07/31/15	3,500,000	3,499,500
Wal-Mart Stores Inc 0.101% due 07/29/15	1,205,000	1,204,929

		117,389,988

U.S. Government Agency Issues - 17.2%
Fannie Mae
0.051% due 07/02/15	1,000,000	1,000,000
0.051% due 07/29/15	3,765,000	3,764,970
0.061% due 07/15/15	4,500,000	4,499,982
0.066% due 07/22/15	2,000,000	1,999,988
0.080% due 09/16/15	5,000,000	4,999,455

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Federal Home Loan Bank
0.076% due 07/15/15	$1,000,000	$999,996
0.076% due 07/29/15	2,900,000	2,899,977
0.081% due 07/29/15	700,000	699,994
0.081% due 08/05/15	2,500,000	2,499,928
0.081% due 09/04/15	2,850,000	2,849,738
0.081% due 09/09/15	1,000,000	999,901
0.086% due 07/31/15	1,200,000	1,199,991
0.086% due 09/23/15	3,000,000	2,999,643
0.091% due 09/11/15	300,000	299,969
Freddie Mac
0.051% due 07/28/15	5,000,000	4,999,960
0.051% due 09/14/15	5,000,000	4,999,470
0.056% due 07/27/15	2,000,000	1,999,986
0.066% due 08/03/15	1,700,000	1,699,954
0.071% due 08/05/15	1,546,000	1,545,955
0.081% due 07/22/15	500,000	499,997
0.081% due 08/03/15	955,000	954,973

		48,413,827

Repurchase Agreement - 5.7%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $16,054,717; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $16,377,131)	16,054,717	16,054,717

Total Short-Term Investments (Cost $203,368,056)		203,369,283

TOTAL INVESTMENTS - 98.6% (Cost $280,913,063)		277,703,017

OTHER ASSETS & LIABILITIES, NET - 1.4%		3,895,095

NET ASSETS - 100.0%		$281,598,112

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Short-Term Investments	72.2%
U.S. Treasury Obligations	23.4%
Foreign Government Bonds & Notes	3.0%

98.6%
Other Assets & Liabilities, Net	1.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (09/15)	278	$25,464
U.S. Treasury 10-Year Notes (09/15)	59	(19,551)
U.S. Treasury 30-Year Bonds (09/15)	57	(9,092)

		(3,179)

Short Futures Outstanding
Eurodollar (09/15)	186	(40,129)
Eurodollar (03/16)	173	(24,350)
Eurodollar (12/16)	326	(42,322)

		(106,801)

Total Futures Contracts		($109,980)

(d)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	960,000	USD	779,492	08/15	BOA	($11,300)
USD	2,839,847	CAD	3,540,000	08/15	BOA	7,141
USD	6,509,855	CAD	7,919,070	08/15	JPM	173,019

Total Forward Foreign Currency Contracts						$168,860

(e)	Purchased options outstanding as of June 30, 2015 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (08/15)	$120.00	07/24/15	CME	93	$22,826	$18,891
Call - U.S. Treasury 30-Year Bonds (08/15)	160.00	07/24/15	CME	94	23,071	20,586

					45,897	39,477

Put - U.S. Treasury 30-Year Bonds (08/15)	143.00	07/24/15	CME	47	11,903	10,293

Total Purchased Options					$57,800	$49,770

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(f)	Transactions in written options for the period ended June 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	-	$-
Call Options Written	10,862	2,393,543
Put Options Written	13,132	4,522,010
Call Options Exercised	(287)	(115,958)
Put Options Exercised	(2,110)	(954,783)
Call Options Expired	(3,161)	(221,391)
Put Options Expired	(1,123)	(54,561)
Call Options Closed	(7,367)	(2,002,003)
Put Options Closed	(9,899)	(3,512,666)

Outstanding, June 30, 2015	47	$54,191

(g)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 30-Year Bonds (08/15)	$150.00	07/24/15	CME	47	$54,191	($125,578)

Total Written Options					$54,191	($125,578)

(h)	Swap agreements outstanding as of June 30, 2015 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays U.S. Inflation-Linked Bond Index	1-Month USD-LIBOR plus or minus a specified spread	BRC	09/15/15	$186,193,194	$476,923	$-	$476,923

Total Swap Agreements					$476,923	$-	$476,923

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$65,754,759	$-	$65,754,759	$-
	Foreign Government Bonds & Notes	8,529,205	-	8,529,205	-
	Short-Term Investments	203,369,283	-	203,369,283	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	180,160	-	180,160	-
	Interest Rate Contracts
	Futures	25,464	25,464	-	-
	Purchased Options	49,770	49,770	-	-
	Swaps	476,923	-	476,923	-

	Total Interest Rate Contracts	552,157	75,234	476,923	-

	Total Assets - Derivatives	732,317	75,234	657,083	-

	Total Assets	278,385,564	75,234	278,310,330	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(11,300)	-	(11,300)	-
	Interest Rate Contracts
	Futures	(135,444)	(135,444)	-	-
	Written Options	(125,578)	(125,578)	-	-

	Total Interest Rate Contracts	(261,022)	(261,022)	-	-

	Total Liabilities - Derivatives	(272,322)	(261,022)	(11,300)	-

	Total Liabilities	(272,322)	(261,022)	(11,300)	-

	Total	$278,113,242	($185,788)	$278,299,030	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%

Financials - 0.6%

Wells Fargo & Co 7.500%	18,000	$21,150,000

Total Convertible Preferred Stocks (Cost $12,819,418)		21,150,000

	Principal Amount

CORPORATE BONDS & NOTES - 23.2%

Consumer Discretionary - 0.4%

Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	10,972,750
MGM Resorts International 6.625% due 07/15/15	1,083,000	1,084,191
Motors Liquidation Co-Escrow Receipts 8.375% due 07/05/33 Y +	EUR 7,400,000	-

		12,056,941

Consumer Staples - 0.5%

Reynolds American Inc
3.250% due 06/12/20	$100,000	101,315
4.450% due 06/12/25	9,800,000	9,989,199
6.750% due 06/15/17	7,100,000	7,760,953

		17,851,467

Energy - 1.7%

California Resources Corp
5.000% due 01/15/20	3,605,000	3,190,425
6.000% due 11/15/24	1,350,000	1,166,063
CNPC General Capital Ltd (China) 1.175% due 05/14/17 § ~	13,700,000	13,685,135
Odebrecht Drilling Norbe VIII/IX Ltd (Brazil) 6.350% due 06/30/22 ~	3,608,000	2,796,200
Petrobras Global Finance BV (Brazil)
1.896% due 05/20/16 §	1,700,000	1,679,073
2.000% due 05/20/16	100,000	99,067
2.415% due 01/15/19 §	300,000	278,100
2.643% due 03/17/17 §	2,100,000	2,061,570
3.163% due 03/17/20 §	500,000	477,500
3.250% due 03/17/17	1,500,000	1,479,510
3.500% due 02/06/17	2,000,000	1,983,460
3.875% due 01/27/16	1,300,000	1,307,176
4.375% due 05/20/23	1,000,000	874,200
4.875% due 03/17/20	200,000	190,668
5.375% due 01/27/21	4,500,000	4,341,600
5.750% due 01/20/20	200,000	198,668
5.875% due 03/01/18	11,600,000	11,861,000
7.875% due 03/15/19	2,100,000	2,235,303
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 6.750% due 09/30/19 ~	2,600,000	3,077,750
Transocean Inc 4.950% due 11/15/15	5,196,000	5,267,705

		58,250,173

Financials - 17.3%

Ally Financial Inc
2.750% due 01/30/17	2,900,000	2,894,200
5.500% due 02/15/17	9,200,000	9,614,000
American International Group Inc 5.050% due 10/01/15	4,200,000	4,242,643
Banco Santander Brasil SA (Spain) 4.250% due 01/14/16 ~	5,600,000	5,683,272

	Principal Amount	Value
Banco Santander Mexico SA (Spain) 4.125% due 11/09/22 ~	$8,900,000	$8,904,450
Banco Santander SA (Spain) 6.250% § ± ~	EUR 1,100,000	1,194,910
Bank of America Corp
0.604% due 08/15/16 §	$2,800,000	2,788,946
1.101% due 03/22/16 §	7,900,000	7,918,913
2.650% due 04/01/19	4,000,000	4,048,156
6.500% due 08/01/16	10,700,000	11,289,174
6.875% due 04/25/18	10,100,000	11,411,606
Bank of America NA
0.586% due 06/15/17 §	9,600,000	9,532,186
0.696% due 05/08/17 §	4,400,000	4,395,296
0.729% due 06/05/17 §	7,500,000	7,506,397
Bank of China Hong Kong Ltd (China) 5.550% due 02/11/20 ~	1,700,000	1,862,154
Bank of India (India) 4.750% due 09/30/15 ~	2,700,000	2,722,804
Barclays Bank PLC (United Kingdom)
7.750% due 04/10/23 §	1,300,000	1,410,500
10.179% due 06/12/21 ~	19,400,000	25,763,627
Barclays PLC (United Kingdom) 6.500% § ±	EUR 5,900,000	6,567,088
BBVA Bancomer SA (Spain) 6.500% due 03/10/21 ~	$1,200,000	1,302,000
BNP Paribas SA (France) 0.586% due 11/07/15 §	21,000,000	21,013,839
BPCE SA (France) 0.846% due 11/18/16 §	28,600,000	28,650,479
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,461,080
CIT Group Inc 5.250% due 03/15/18	1,500,000	1,554,375
Citigroup Inc
0.551% due 06/09/16 §	10,900,000	10,852,934
1.074% due 04/01/16 §	500,000	501,091
1.237% due 07/25/16 §	500,000	501,548
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
0.609% due 04/28/17 §	10,900,000	10,910,442
11.000% § ± ~	22,000,000	27,967,500
Export-Import Bank of Korea (South Korea)
2.625% due 12/30/20	16,500,000	16,431,739
4.000% due 01/29/21	1,800,000	1,919,511
Ford Motor Credit Co LLC
0.726% due 11/08/16 §	15,700,000	15,668,616
0.799% due 09/08/17 §	2,300,000	2,287,858
1.500% due 01/17/17	6,345,000	6,339,334
3.984% due 06/15/16	700,000	716,475
8.000% due 12/15/16	500,000	545,022
General Electric Capital Corp 3.800% due 06/18/19 ~	12,300,000	13,004,507
General Motors Financial Co Inc 3.150% due 01/15/20	5,200,000	5,225,527
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	27,766,665
JPMorgan Chase & Co
1.068% due 05/30/17 §	GBP 2,500,000	3,879,023
3.150% due 07/05/16	$4,100,000	4,183,316
LBG Capital PLC (United Kingdom) 15.000% due 12/21/19 ~	GBP 9,400,000	21,009,968
Lloyds Bank PLC (United Kingdom) 12.000% § ± ~	$5,300,000	7,618,750
Macquarie Bank Ltd (Australia) 3.450% due 07/27/15 ~	2,700,000	2,705,440
Mizuho Bank Ltd (Japan) 0.731% due 09/25/17 § ~	700,000	699,066
Morgan Stanley 1.557% due 04/25/18 §	2,300,000	2,334,689

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
National Australia Bank Ltd (Australia) 0.562% due 06/30/17 § ~	$25,900,000	$25,928,205
Navient Corp 6.000% due 01/25/17	430,000	448,275
Novo Banco SA (Portugal)
2.625% due 05/08/17 ~	EUR 1,000,000	1,088,372
4.750% due 01/15/18 ~	5,600,000	6,348,018
OneMain Financial Holdings Inc
6.750% due 12/15/19 ~	$1,400,000	1,463,000
7.250% due 12/15/21 ~	1,300,000	1,348,750
Principal Life Global Funding II 1.200% due 05/19/17 ~	17,500,000	17,492,615
Royal Bank of Scotland Group PLC (United Kingdom) 6.990% § ± ~	8,500,000	10,030,000
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	5,312,500
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,119,156
The Bank of Nova Scotia (Canada) 1.250% due 04/11/17	26,700,000	26,763,840
The Bear Stearns Cos LLC
6.400% due 10/02/17	17,200,000	18,932,917
7.250% due 02/01/18	10,900,000	12,346,692
The Blackstone Group LP 9.296% due 03/18/19 ~	2,082,876	2,138,868
The Goldman Sachs Group Inc 0.954% due 05/22/17 §	16,600,000	16,607,453
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,221,650
UBS AG Stamford CT (Switzerland)
0.843% due 06/01/17 §	4,500,000	4,490,185
1.133% due 06/01/20 §	1,700,000	1,697,154
Vesey Street Investment Trust I 4.404% due 09/01/16 §	4,300,000	4,454,151
Wells Fargo & Co 7.980% § ±	26,700,000	28,902,750

		570,935,667

Health Care - 0.2%

Baxalta Inc 1.061% due 06/22/18 § ~	8,300,000	8,303,577

Industrials - 0.6%

Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 3,400,000	2,027,911
International Lease Finance Corp (Netherlands)
5.750% due 05/15/16	$1,500,000	1,539,375
6.750% due 09/01/16 ~	1,770,000	1,865,137
8.625% due 09/15/15	5,800,000	5,879,750
Masco Corp 6.125% due 10/03/16	8,200,000	8,671,500
UAL Equipment Trust AB 10.850% due 02/19/15 Y	346,988	76,293
UAL Pass-Through Trust ‘A’ 9.560% due 10/19/18 Y	593,283	1,009

		20,060,975

Information Technology - 0.3%

Apple Inc 2.850% due 05/06/21	2,000,000	2,028,894
Baidu Inc (China) 3.000% due 06/30/20	8,200,000	8,186,323

		10,215,217

	Principal Amount	Value
Materials - 0.2%

Braskem Finance Ltd (Brazil) 5.750% due 04/15/21 ~	$4,000,000	$3,820,000
CSN Islands XI Corp (Brazil) 6.875% due 09/21/19 ~	1,800,000	1,610,100
Rohm & Haas Co 6.000% due 09/15/17	368,000	402,161

		5,832,261

Telecommunication Services - 1.2%

Ooredoo International Finance Ltd (Qatar) 3.375% due 10/14/16 ~	300,000	307,708
Qwest Corp 6.875% due 09/15/33	1,386,000	1,374,105
Verizon Communications Inc
0.681% due 06/09/17 §	17,900,000	17,865,614
1.816% due 09/15/16 §	3,280,000	3,321,348
2.500% due 09/15/16	686,000	697,271
3.000% due 11/01/21	2,800,000	2,763,177
3.500% due 11/01/24	12,600,000	12,261,375

		38,590,598

Utilities - 0.8%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	7,051,800
Dynegy Inc
6.750% due 11/01/19 ~	9,700,000	10,141,350
7.375% due 11/01/22 ~	3,300,000	3,473,250
7.625% due 11/01/24 ~	1,600,000	1,704,000
Majapahit Holding BV (Indonesia) 7.750% due 10/17/16 ~	2,800,000	3,006,500

		25,376,900

Total Corporate Bonds & Notes (Cost $755,367,164)		767,473,776

SENIOR LOAN NOTES - 0.7%

Consumer Discretionary - 0.4%

Chrysler Group LLC Term B 3.500% due 05/24/17 §	6,684,853	6,685,428
MGM Resorts International Term A 2.937% due 12/20/17 §	5,840,102	5,829,151

		12,514,579

Consumer Staples - 0.0%

H.J. Heinz Co Term B2 3.250% due 06/05/20 §	903,840	905,081

Health Care - 0.3%

HCA Inc Term B5 2.937% due 03/31/17 §	9,800,252	9,806,995

Total Senior Loan Notes (Cost $23,243,260)		23,226,655

MORTGAGE-BACKED SECURITIES - 41.8%

Collateralized Mortgage Obligations - Commercial - 6.1%

Banc of America Commercial Mortgage Trust
5.451% due 01/15/49 "	263,181	277,397
5.617% due 07/10/46 " §	14,667,842	15,205,712
Bcrr Trust 5.858% due 07/17/40 " § ~	14,481,418	14,931,029

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/44 "	$761,691	$801,710
5.700% due 06/11/50 "	5,700,000	6,101,069
5.705% due 06/11/40 " §	20,973,294	22,488,195
Capmark Mortgage Securities Inc (IO) 1.105% due 05/15/35 " §	404,354	9,444
Citigroup-Deutsche Bank Commercial Mortgage Trust 5.481% due 01/15/46 " §	19,985,171	20,280,172
Commercial Mortgage Trust 5.444% due 03/10/39 "	5,620,542	5,912,948
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/39 "	2,432,924	2,540,354
5.467% due 09/15/39 "	28,709,106	29,671,406
JP Morgan Chase Commercial Mortgage Securities Trust 5.695% due 02/12/49 " §	5,645,137	5,994,879
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,196,564	1,295,763
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	5,600,000	5,970,756
Morgan Stanley Capital I Trust
5.319% due 12/15/43 "	21,516,738	22,442,334
5.731% due 07/12/44 " §	5,111,224	5,237,233
Morgan Stanley Re-REMIC Trust 5.795% due 08/12/45 " § ~	599,900	635,764
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 "	16,200,000	17,028,509
5.557% due 03/15/45 " §	24,392,218	24,899,198

		201,723,872

Collateralized Mortgage Obligations - Residential - 4.7%

Alternative Loan Trust
0.377% due 10/25/46 " §	1,947,570	1,900,643
0.467% due 02/25/37 " §	266,568	214,530
Alternative Loan Trust (IO) 4.813% due 05/25/35 " §	5,101,871	516,123
Arran Residential Mortgages Funding PLC (United Kingdom) 1.391% due 05/16/47 " § ~	EUR 3,305,207	3,701,091
Banc of America Funding Ltd 0.443% due 10/03/39 " § ~	$8,311,294	8,228,906
Banc of America Funding Trust
0.397% due 08/25/47 " § Y ~	13,393,051	10,110,847
2.671% due 02/20/36 " §	2,627,087	2,612,646
BCAP LLC Trust
5.250% due 02/26/36 " ~	3,556,413	3,235,269
5.250% due 08/26/37 " ~	6,863,038	7,160,904
5.401% due 03/26/37 " § ~	765,901	751,168
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/35 " §	27,752	28,022
2.501% due 08/25/33 " §	3,334,555	3,334,965
Bear Stearns ALT-A Trust
1.027% due 11/25/34 " §	621,943	611,190
2.410% due 01/25/36 " § Y	4,182,374	3,405,084
Bear Stearns Structured Products Inc Trust
2.331% due 12/26/46 " §	1,392,489	1,086,141
2.577% due 01/26/36 " §	1,988,740	1,649,260
Citigroup Mortgage Loan Trust Inc 2.633% due 08/25/35 " § Y	882,806	647,555
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 03/25/35 " §	1,664,555	1,601,389
2.513% due 05/20/34 " §	1,911,264	1,835,082
2.680% due 08/25/34 " §	288,220	253,462
Credit Suisse First Boston Mortgage Securities Corp 0.804% due 03/25/32 " § ~	263,766	245,035

	Principal Amount	Value
Downey Savings & Loan Association Mortgage Loan Trust 2.327% due 07/19/44 " §	$1,224,816	$1,221,886
Fannie Mae
0.247% due 07/25/37 " §	434,650	408,349
0.585% due 04/18/28 " §	124,827	126,094
0.635% due 10/18/30 " §	755	765
0.687% due 03/25/17 " §	8,169	8,193
0.787% due 05/25/40 " §	3,747,493	3,764,772
5.000% due 03/25/21 "	36,859	38,262
6.374% due 10/25/42 " §	1,072,239	1,241,972
Fannie Mae (IO) 6.513% due 10/25/35 " §	8,125	1,570
First Horizon Alternative Mortgage Securities Trust
2.219% due 06/25/34 " §	6,315,351	6,210,245
2.235% due 03/25/35 " §	1,426,430	1,138,454
6.000% due 01/25/35 "	86,006	82,539
Freddie Mac
0.536% due 12/15/29 " §	20,067	20,174
3.500% due 07/15/32 "	31,990	32,715
7.000% due 09/15/21 "	27,270	29,907
7.500% due 01/15/23 - 09/20/26 "	820,807	932,757
Freddie Mac Structured Pass-Through Securities
1.346% due 10/25/44 " §	2,069,874	2,101,539
1.546% due 07/25/44 " §	10,747,566	10,846,368
Government National Mortgage Association 7.000% due 02/16/29 "	81,555	86,353
GreenPoint Mortgage Funding Trust 0.457% due 11/25/45 " §	71,377	60,564
HarborView Mortgage Loan Trust 0.928% due 02/19/34 " §	21,176	21,087
Impac CMB Trust 0.727% due 05/25/35 " §	149,151	138,242
Impac Secured Assets Trust 0.357% due 01/25/37 " §	1,954,465	1,705,554
IndyMac ARM Trust 1.742% due 01/25/32 " §	38,040	36,808
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 " ~	2,549,914	2,275,548
Lehman Mortgage Trust 5.750% due 02/25/37 " Y	14,569,326	11,574,062
Marche Mutui SARL (Italy) 2.248% due 01/27/64 " § ~	EUR 7,223,353	8,237,847
MASTR Adjustable Rate Mortgages Trust 2.666% due 04/21/34 " §	$71,412	73,173
MASTR Alternative Loan Trust 0.587% due 03/25/36 " § Y	872,466	214,399
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/35 " §	131,261	123,454
2.762% due 06/25/35 " §	123,689	121,042
PHH Alternative Mortgage Trust 0.347% due 02/25/37 " §	25,586,889	21,701,622
Provident Funding Mortgage Loan Trust 2.529% due 04/25/34 " §	7,649	7,672
Reperforming Loan REMIC Trust 0.527% due 06/25/35 " § ~	4,363,271	3,862,747
Residential Accredit Loans Inc Trust 5.750% due 01/25/33 "	11,554	11,616
Residential Asset Securitization Trust (IO) 4.763% due 11/25/35 " §	5,116,789	647,921
Residential Funding Mortgage Securities I Trust 2.995% due 09/25/35 " § Y	1,127,409	904,668
ResLoC UK PLC (United Kingdom) 0.187% due 12/15/43 " §	EUR 4,090,289	4,170,382
Sequoia Mortgage Trust 0.537% due 07/20/33 " §	$1,234,391	1,168,126

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust 2.542% due 01/25/35 " §	$759,435	$735,393
Structured Asset Mortgage Investments II Trust
0.397% due 05/25/46 " §	1,549,466	1,225,276
0.417% due 05/25/45 " §	374,402	331,272
0.438% due 07/19/35 " §	462,515	429,266
0.467% due 02/25/36 " §	1,622,682	1,329,290
Structured Asset Mortgage Investments Trust 0.848% due 09/19/32 " §	116,655	114,210
Suntrust Alternative Loan Trust (IO) 4.913% due 12/25/35 " §	13,944,130	1,799,971
WaMu Mortgage Pass-Through Certificates Trust
0.457% due 12/25/45 " §	96,537	93,316
0.477% due 10/25/45 " §	99,842	93,615
1.546% due 08/25/42 " §	59,627	56,910
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.663% due 11/25/35 " §	23,715,340	3,326,136
4.763% due 11/25/35 " §	6,883,279	898,967
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.225% due 02/25/33 " §	51,821	51,993
Wells Fargo Mortgage-Backed Securities Trust
2.581% due 03/25/36 " § Y	242,675	236,252
2.613% due 10/25/33 " §	142,230	143,545
2.615% due 12/25/34 " §	676,018	667,900
2.641% due 04/25/36 " § Y	1,825,292	1,785,429
2.683% due 07/25/36 " § Y	5,112,860	5,042,392
5.676% due 04/25/36 " §	779,063	231,885

		157,071,778

Fannie Mae - 28.5%

1.346% due 08/01/42 - 10/01/44 " §	1,694,770	1,737,979
1.748% due 09/01/35 " §	347,526	362,854
1.787% due 07/01/33 " §	25,989	27,233
1.820% due 02/01/33 " §	520,334	552,456
1.877% due 07/01/35 " §	2,527,447	2,679,342
1.909% due 07/01/33 " §	50,607	53,551
1.925% due 09/01/33 " §	59,508	62,541
1.941% due 08/01/35 " §	650,640	688,262
1.948% due 03/01/33 " §	506,126	528,715
1.983% due 12/01/34 " §	2,296,053	2,425,471
1.998% due 08/01/36 " §	974,755	1,027,971
2.050% due 02/01/33 " §	8,744	9,234
2.080% due 04/01/35 " §	982,480	1,040,910
2.096% due 11/01/34 " §	19,148	20,299
2.111% due 12/01/34 " §	9,867	10,506
2.150% due 01/01/34 " §	17,428	18,436
2.195% due 01/01/25 " §	66,420	68,824
2.231% due 03/01/34 " §	21,442	22,810
2.235% due 08/01/34 " §	6,201	6,603
2.246% due 01/01/23 " §	82,883	87,509
2.266% due 12/01/22 " §	20,482	21,294
2.305% due 04/01/34 " §	62,009	62,952
2.310% due 08/01/22 "	1,200,000	1,194,761
2.324% due 03/01/33 " §	20,229	21,676
2.325% due 11/01/23 " §	72	72
2.345% due 04/01/27 " §	11,341	11,456
2.491% due 11/01/34 " §	5,608,479	6,015,143
2.625% due 06/01/34 " §	15,917	16,952
2.870% due 09/01/27 "	4,800,000	4,698,237
3.000% due 04/01/27 - 08/01/45 "	87,290,364	87,075,021
3.267% due 05/01/36 " §	53,551	56,326
3.330% due 11/01/21 "	374,994	391,527
3.500% due 08/01/30 - 08/01/45 "	163,000,000	168,109,042
3.508% due 05/01/36 " §	46,211	49,207

	Principal Amount	Value
3.586% due 05/01/36 " §	$1,654,535	$1,763,527
4.000% due 01/01/16 - 08/01/45 "	212,782,861	224,700,108
4.500% due 03/01/18 - 08/01/45 "	189,744,297	204,621,060
4.533% due 09/01/34 " §	507,655	543,413
4.938% due 09/01/35 " §	177,409	189,300
5.000% due 01/01/23 - 08/01/45 "	95,068,811	105,011,975
5.346% due 01/01/36 " §	227,561	239,931
5.500% due 08/01/18 - 08/01/45 "	42,422,665	46,964,104
6.000% due 04/01/16 - 08/01/45 "	65,992,378	75,133,537
6.500% due 01/01/16 - 09/01/37 "	1,764,777	1,997,418
7.500% due 01/01/33 "	38,021	46,103
8.000% due 05/01/30 - 08/01/30 "	11,818	12,416
8.500% due 07/01/32 "	4,155	4,790

		940,382,854

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	81,387	77,316
7.430% due 10/01/20 - 11/01/22 "	20,118	19,219

		96,535

Freddie Mac - 1.5%

1.855% due 09/01/35 " §	569,693	603,202
2.262% due 01/01/28 " §	8,253	8,559
2.375% due 07/01/32 " §	24,954	26,223
2.487% due 05/01/23 " §	3,990	4,143
2.488% due 03/01/32 " §	125,124	132,973
2.493% due 03/01/32 " §	87,852	92,955
2.500% due 05/01/32 " §	3,471	3,571
3.087% due 06/01/17 " §	666	665
4.000% due 07/01/45 "	7,000,000	7,392,520
4.500% due 07/01/45 "	23,000,000	24,825,173
5.500% due 03/01/23 - 05/01/40 "	12,609,134	14,163,261
6.000% due 03/03/18 - 10/01/22 "	592,902	671,062
6.500% due 12/01/15 - 05/01/17 "	111,701	114,359
7.000% due 10/01/37 "	96,833	110,984

		48,149,650

Government National Mortgage Association - 1.0%

1.625% due 05/20/22 - 12/20/32 " §	2,905,637	3,018,340
1.750% due 01/20/23 - 03/20/33 " §	1,119,606	1,160,963
2.000% due 10/20/24 - 09/20/30 " §	109,324	113,638
2.125% due 09/20/22 - 07/20/24 " §	61,388	61,838
2.250% due 03/20/29 " §	36,517	36,744
2.500% due 11/20/24 - 02/20/25 " §	135,224	140,891
3.000% due 08/20/20 " §	35,390	36,087
3.500% due 07/01/45 - 08/01/45 "	15,000,000	15,503,356
5.000% due 05/15/33 - 11/15/41 "	10,576,052	11,747,688
6.000% due 06/15/38 - 09/15/38 "	32,054	36,676
7.500% due 07/15/31 - 12/15/31 "	50,393	62,303
8.000% due 12/15/29 - 08/15/32 "	414,987	477,521
8.500% due 09/15/16 - 12/15/30 "	441,400	467,398
9.000% due 02/15/17 - 04/15/20 "	7,524	8,230
10.000% due 07/15/22 - 02/15/25 "	4,490	5,028

		32,876,701

Total Mortgage-Backed Securities (Cost $1,364,709,487)		1,380,301,390

ASSET-BACKED SECURITIES - 5.7%

Access Group Inc 1.577% due 10/27/25 " §	12,642,685	12,649,057
ACE Securities Corp Home Equity Loan Trust 0.845% due 11/25/35 " §	4,710,140	4,616,597
Ally Auto Receivables Trust 0.680% due 07/17/17 "	15,132,634	15,131,923
Argent Securities Inc Asset-Backed Pass-Through Certificates 0.567% due 02/25/36 " §	3,238,705	2,202,109
Bear Stearns Asset-Backed Securities I Trust 0.295% due 11/25/36 " §	1,083,412	1,071,489

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
CIFC Funding Ltd (Cayman) 1.425% due 08/14/24 " § ~	$19,000,000	$19,049,352
Citigroup Mortgage Loan Trust Inc
0.327% due 12/25/36 " §	12,175,080	11,059,209
0.347% due 12/25/36 " § ~	4,003,124	2,647,810
Countrywide Asset-Backed Certificates
0.327% due 06/25/47 " §	13,203,437	10,498,410
0.637% due 03/25/47 " § Y ~	3,506,810	2,507,706
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	61,252	64,653
EFS Volunteer No 2 LLC 1.065% due 07/26/27 " § ~	4,215,859	4,240,637
FBR Securitization Trust 0.950% due 09/25/35 " §	28,530,000	20,848,668
Hillmark Funding Ltd (Cayman) 0.531% due 05/21/21 " § ~	11,578,450	11,425,750
Home Equity Mortgage Loan Asset-Backed Trust 0.507% due 04/25/47 " §	8,500,000	6,461,385
Imc Home Equity Loan Trust 6.340% due 08/20/29 " §	5,669	5,636
Jubilee I-R BV CDO (Netherlands) 0.345% due 07/30/24 " § ~	EUR 4,185,697	4,615,206
Lehman ABS Mortgage Loan Trust 0.277% due 06/25/37 " § ~	$1,652,606	1,087,175
Lehman XS Trust 0.357% due 02/25/37 " § Y	7,827,369	4,397,267
Mid-State Trust VI 7.340% due 07/01/35 "	956,169	1,034,284
Mid-State Trust VIII 7.791% due 03/15/38 "	463,178	480,813
Morgan Stanley ABS Capital I Inc Trust
0.367% due 03/25/37 " §	3,754,477	2,126,191
0.437% due 03/25/37 " §	6,286,567	3,594,986
Option One Mortgage Loan Trust 0.407% due 02/25/37 " §	20,493,258	12,279,540
Park Place Securities Inc Asset-Backed Pass-Through Certificates 0.737% due 07/25/35 " §	6,700,000	5,104,944
Penta SA CLO (Luxembourg) 0.268% due 06/04/24 " § ~	EUR 975,311	1,075,917
People’s Choice Home Loan Securities Trust 0.707% due 12/25/35 " § Y	$1,928,377	1,745,432
RAAC Trust 0.837% due 06/25/47 " §	2,828,640	2,403,162
RASC Trust
0.347% due 11/25/36 " §	1,683,208	1,444,117
0.597% due 01/25/36 " §	3,500,000	3,086,051
Renaissance Home Equity Loan Trust 1.065% due 08/25/33 " §	287,915	272,776
Securitized Asset-Backed Receivables LLC Trust 0.627% due 08/25/35 " § Y	12,700,000	7,970,901
Soundview Home Loan Trust 0.297% due 02/25/37 " §	1,835,364	776,848
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	10,634,111	10,632,490

Total Asset-Backed Securities (Cost $185,734,303)		188,608,491

U.S. GOVERNMENT AGENCY ISSUES - 1.0%

Fannie Mae
5.000% due 05/11/17	2,700,000	2,913,500
5.375% due 06/12/17	5,300,000	5,773,427
Freddie Mac
1.250% due 08/01/19	7,500,000	7,417,485
1.250% due 10/02/19	12,400,000	12,229,599

	Principal Amount	Value
2.375% due 01/13/22	$1,600,000	$1,619,224
3.750% due 03/27/19	3,100,000	3,366,842
Small Business Administration Participation Certificates 6.120% due 09/01/21	305,784	329,270

Total U.S. Government Agency Issues (Cost $33,698,209)		33,649,347

U.S. TREASURY OBLIGATIONS - 29.2%

U.S. Treasury Bonds - 9.8%

2.500% due 02/15/45	26,500,000	23,216,491
2.750% due 08/15/42	26,200,000	24,294,369
2.750% due 11/15/42	23,400,000	21,672,425
2.875% due 05/15/43	1,100,000	1,043,453
3.000% due 05/15/42	20,300,000	19,800,437
3.000% due 11/15/44	39,600,000	38,557,411
3.125% due 02/15/42	11,300,000	11,312,362
3.125% due 02/15/43	1,900,000	1,893,914
3.125% due 08/15/44	49,900,000	49,751,847
3.375% due 05/15/44 ‡	22,600,000	23,629,362
4.250% due 05/15/39	26,900,000	32,340,956
4.375% due 11/15/39	30,300,000	37,112,773
4.375% due 05/15/40	3,700,000	4,538,280
4.500% due 08/15/39	11,100,000	13,842,910
4.625% due 02/15/40	5,500,000	6,986,287
6.125% due 11/15/27	5,800,000	8,030,732
6.125% due 08/15/29	3,600,000	5,085,843

		323,109,852

U.S. Treasury Inflation Protected Securities - 15.5%

0.125% due 01/15/22 ^ ‡	91,671,055	90,818,789
0.125% due 07/15/22 ^ ‡	33,332,796	33,064,567
0.125% due 07/15/24 ^ ‡	57,789,460	56,304,098
0.625% due 07/15/21 ^ ‡	9,657,148	9,964,216
0.750% due 02/15/42 ^	1,675,216	1,529,943
0.750% due 02/15/45 ^	9,042,120	8,197,957
1.125% due 01/15/21 ^ ‡	21,522,049	22,757,888
1.250% due 07/15/20 ^	759,374	812,115
1.375% due 02/15/44 ^	2,943,848	3,119,790
1.750% due 01/15/28 ^	76,003,476	85,889,856
2.000% due 01/15/26 ^	27,534,969	31,553,367
2.375% due 01/15/25 ^	50,831,550	59,723,106
2.375% due 01/15/27 ^	15,133,635	18,065,777
2.500% due 01/15/29 ^	64,903,677	79,816,335
3.625% due 04/15/28 ^	877,644	1,193,596
3.875% due 04/15/29 ^	7,195,650	10,175,095

		512,986,495

U.S. Treasury Notes - 3.9%

2.000% due 02/15/25	21,800,000	21,151,101
2.125% due 05/15/25	46,800,000	45,878,601
2.250% due 11/15/24 ‡	37,600,000	37,309,202
2.375% due 08/15/24 ‡	23,700,000	23,794,421

		128,133,325

Total U.S. Treasury Obligations (Cost $998,636,493)		964,229,672

FOREIGN GOVERNMENT BONDS & NOTES - 11.3%

Autonomous Community of Valencia (Spain) 4.375% due 07/16/15	EUR 400,000	448,725
Brazil Letras do Tesouro Nacional (Brazil)
11.691% due 10/01/15	BRL 248,050,000	77,094,077
12.483% due 01/01/17	9,000,000	2,377,539
12.725% due 01/01/16	190,700,000	57,301,820
13.651% due 04/01/16	268,500,000	78,080,294

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Bundesrepublik Deutschland (Germany)
2.500% due 07/04/44 ~	EUR 1,600,000	$2,177,410
3.250% due 07/04/42 ~	100,000	153,177
4.250% due 07/04/39 ~	19,600,000	33,854,009
4.750% due 07/04/40 ~	1,300,000	2,420,737
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,510,749
Italy Buoni Poliennali Del Tesoro (Italy) 4.500% due 03/01/24	EUR 700,000	920,835
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	12,479,703
Mexican Bonos (Mexico)
8.000% due 06/11/20	MXN 262,900,000	18,780,084
10.000% due 12/05/24	56,900,000	4,644,495
Province of Ontario (Canada)
1.650% due 09/27/19	$17,200,000	17,135,208
3.000% due 07/16/18	2,500,000	2,622,587
3.150% due 06/02/22	CAD 11,300,000	9,768,936
4.000% due 06/02/21	16,300,000	14,765,660
4.200% due 06/02/20	10,800,000	9,788,570
4.400% due 04/14/20	$2,400,000	2,669,422
Province of Quebec (Canada)
2.750% due 08/25/21	3,600,000	3,684,956
3.500% due 07/29/20	2,400,000	2,573,076
3.500% due 12/01/22	CAD 1,900,000	1,676,716
4.250% due 12/01/21	7,500,000	6,906,125
Spain Government (Spain)
2.150% due 10/31/25 ~	EUR 4,400,000	4,818,038
3.800% due 04/30/24 ~	3,100,000	3,901,274

Total Foreign Government Bonds & Notes (Cost $410,976,374)		372,554,222

MUNICIPAL BONDS - 4.5%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	6,870,836
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,046,647
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	6,167,387
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,303,112
Chicago Transit Authority IL ‘B’ 6.200% due 12/01/40	1,900,000	2,060,930
City of Los Angeles Wastewater Systems Revenue CA ‘A’ 5.713% due 06/01/39	1,600,000	1,877,184
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	2,300,000	3,150,747
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	350,634
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	26,872,392
Municipal Electric Authority of Georgia 6.655% due 04/01/57	7,300,000	8,530,634
New York State Dormitory Authority 5.051% due 09/15/27	2,100,000	2,371,635
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,767,664
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,438,079
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	43,134,970
State of California
7.550% due 04/01/39	3,550,000	5,135,324
7.600% due 11/01/40	6,100,000	8,919,298
7.950% due 03/01/36	1,200,000	1,453,512

	Principal Amount	Value
State of Iowa 6.750% due 06/01/34	$1,000,000	$1,142,600
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,420,000	7,093,934
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	7,400,000	9,196,942

Total Municipal Bonds (Cost $128,755,672)		148,884,461

PURCHASED OPTIONS - 0.1%
(See Note (h) in Notes to Schedule of Investments) (Cost $3,939,706)		3,091,046

SHORT-TERM INVESTMENTS - 5.5%

Commercial Paper - 4.3%

Deutsche Telekom AG (Germany) 0.500% due 07/15/15	9,900,000	9,899,031
Duke Energy Corp 0.430% due 07/13/15	4,900,000	4,899,584
ENI Finance USA Inc (Italy)
0.071% due 10/26/15	12,400,000	12,398,710
1.280% due 06/02/16	3,500,000	3,463,261
Ford Motor Credit Co LLC 0.820% due 09/03/15	8,300,000	8,292,477
Glencore Funding LLC (Switzerland)
0.560% due 07/10/15	9,900,000	9,899,288
0.560% due 07/13/15	4,900,000	4,899,536
Kansas City Southern 0.670% due 07/10/15	6,000,000	5,999,358
Mohawk Industries Inc 0.440% due 07/07/15	3,300,000	3,299,849
Mondelez International Inc
0.450% due 07/09/15	8,400,000	8,399,507
0.460% due 07/08/15	21,700,000	21,698,867
0.470% due 07/23/15	5,000,000	4,999,205
Nationwide Building Society (United Kingdom) 0.430% due 08/27/15	7,400,000	7,397,711
Volvo Treasury North America LP (Sweden) 0.500% due 07/06/15	1,700,000	1,699,933
Williams Partners LP
0.510% due 07/10/15	5,200,000	5,199,661
0.510% due 07/13/15	14,200,000	14,198,795
0.520% due 07/13/15	8,300,000	8,299,296
0.550% due 07/15/15	6,600,000	6,599,354

		141,543,423

U.S. Government Agency Issues - 0.8%

Federal Home Loan Bank
0.070% due 08/14/15	3,100,000	3,099,885
0.080% due 09/23/15	6,900,000	6,899,179
0.085% due 09/17/15	6,100,000	6,099,323
0.089% due 09/18/15	7,000,000	6,999,216
0.090% due 08/26/15	3,700,000	3,699,826

		26,797,429

U.S. Treasury Bills - 0.4%

0.001% due 10/15/15 ‡	971,000	970,964
0.003% due 10/08/15 ‡	432,000	431,979
0.005% due 08/06/15 ‡	1,543,000	1,543,011
0.005% due 09/10/15 ‡	331,000	331,003
0.006% due 09/03/15 ‡	561,000	560,995
0.007% due 11/05/15 ‡	320,000	319,986
0.011% due 08/06/15	331,000	331,002
0.011% due 09/03/15 ‡	1,782,000	1,781,984

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
0.011% due 09/17/15 ‡	$351,000	$351,006
0.011% due 11/12/15 ‡	341,000	340,959
0.013% due 08/13/15 ‡	431,000	431,004
0.013% due 09/10/15 ‡	962,000	962,010
0.015% due 08/06/15	1,724,000	1,724,012
0.015% due 08/13/15	381,000	381,003
0.015% due 08/20/15 ‡	261,000	261,001
0.016% due 10/29/15 ‡	321,000	321,008
0.020% due 07/23/15 ‡	234,000	234,002

		11,276,929

Total Short-Term Investments (Cost $179,593,918)		179,617,781

TOTAL INVESTMENTS - 123.6% (Cost $4,097,474,004)		4,082,786,841

OTHER ASSETS & LIABILITIES, NET - (23.6%)		(778,387,629)

NET ASSETS - 100.0%		$3,304,399,212

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	41.8%
U.S. Treasury Obligations	29.2%
Corporate Bonds & Notes	23.2%
Foreign Government Bonds & Notes	11.3%
Asset-Backed Securities	5.7%
Short-Term Investments	5.5%
Municipal Bonds	4.5%
Others (each less than 3.0%)	2.4%

	123.6%
Other Assets & Liabilities, Net	(23.6%	)

	100.0%

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $50,619,296 or 1.5% of the portfolio’s net assets were in default as of June 30, 2015.

(d)	As of June 30, 2015, investments with a total aggregate value of $55,454,065 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(e)	The average amount of borrowing by the portfolio on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2015 was $26,347,476 at a weighted average interest rate of 0.029%.

(f)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Australia Treasury 10-Year Notes (09/15)	51	$24,712
Euro-Bobl (09/15)	238	63,477
Euro-BTP (09/15)	138	102,313
Euro-Bund (09/15)	1,034	(1,559,155)
Euro-Buxl (09/15)	17	(230,301)
Eurodollar (09/15)	517	(2,735)
U.S. Treasury 10-Year Notes (09/15)	1,618	(480,956)

		(2,082,645)

Short Futures Outstanding
90-Day LIBOR Sterling (06/16)	26	(6,669)
90-Day LIBOR Sterling (03/17)	907	173,439
90-Day LIBOR Sterling (06/17)	579	90,897
Canada Treasury 10-Year Notes (09/15)	230	(178,133)
Euro-Bund (07/15)	974	90,316
Eurodollar (09/16)	3,053	(1,192,566)
Eurodollar (12/16)	650	(404,755)
Eurodollar (03/17)	2,490	(783,896)
Eurodollar (03/18)	1,633	(194,497)
U.S. Treasury 5-Year Notes (09/15)	801	108,762
U.S. Treasury 30-Year Bonds (09/15)	30	(54,470)

		(2,351,572)

Total Futures Contracts		($4,434,217)

(g)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	5,801,000	USD	4,425,310	07/15	GSC	$50,453
BRL	6,934,759	USD	2,235,145	07/15	BNP	(4,673)
BRL	28,372,401	USD	9,144,718	07/15	DUB	(19,118)
BRL	28,013,160	USD	9,028,931	07/15	GSC	(18,876)
BRL	60,014,514	USD	19,350,781	07/15	TDB	(47,924)
BRL	34,400,000	USD	10,473,755	10/15	JPM	233,417
BRL	1,390,702	USD	403,980	01/18	JPM	(55,996)
CAD	56,472,083	USD	45,763,439	07/15	CIT	(549,601)
CAD	10,489,000	USD	8,403,516	07/15	GSC	(5,598)
CAD	1,377,000	USD	1,106,752	07/15	JPM	(4,270)
DKK	32,038,000	USD	4,884,586	08/15	UBS	(91,496)
EUR	69,816,000	USD	78,838,036	07/15	CIT	(1,003,698)
EUR	2,154,000	USD	2,425,506	07/15	JPM	(24,120)
EUR	12,903,000	USD	14,079,527	07/15	JPM	305,377
EUR	43,844,000	USD	49,129,521	07/15	SCB	(250,057)
EUR	936,000	USD	1,050,911	07/15	UBS	(7,412)
EUR	917,000	USD	1,002,563	07/15	UBS	19,754
EUR	4,844,000	USD	5,432,070	08/15	GSC	(29,432)
EUR	2,104,000	USD	2,841,557	06/16	BOA	(478,968)
EUR	6,656,000	USD	8,996,250	06/16	DUB	(1,522,204)
GBP	18,128,000	USD	28,551,600	07/15	HSB	(67,982)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	1,020,000	USD	1,602,196	08/15	GSC	$120
INR	321,035,780	USD	4,999,000	07/15	BRC	35,623
INR	539,098,750	USD	8,375,000	07/15	SCB	79,382
INR	368,937,928	USD	5,690,852	08/15	CIT	66,247
INR	810,645,265	USD	12,505,133	08/15	SCB	144,596
JPY	7,264,021,000	USD	58,628,578	07/15	BNP	725,273
JPY	546,900,000	USD	4,414,722	07/15	CIT	53,962
JPY	5,183,100,000	USD	41,981,613	07/15	GSC	369,165
JPY	6,514,800,000	USD	52,853,272	07/15	UBS	378,742
MXN	204,065,603	USD	13,450,872	07/15	BNP	(472,135)
MXN	103,684,197	USD	6,860,862	07/15	BOA	(266,463)
MXN	59,379,000	USD	3,888,955	07/15	CIT	(112,403)
MXN	11,286,000	USD	735,973	07/15	CSF	(18,174)
MXN	223,166,123	USD	14,675,000	07/15	DUB	(481,455)
MXN	61,627,675	USD	4,044,000	07/15	HSB	(124,430)
MXN	434,916,126	USD	28,419,389	07/15	JPM	(758,374)
MXN	85,358,621	USD	5,649,167	07/15	UBS	(220,290)
RUB	1,394,438,470	USD	25,571,951	07/15	MSC	(341,522)
USD	4,037,679	AUD	5,223,000	07/15	GSC	7,873
USD	1,987,000	BRL	6,324,681	07/15	BNP	(47,248)
USD	252,215	BRL	610,079	07/15	BNP	55,992
USD	10,742,522	BRL	28,372,401	07/15	DUB	1,616,923
USD	11,561,354	BRL	28,013,160	07/15	GSC	2,551,299
USD	19,343,297	BRL	60,014,514	07/15	TDB	40,440
USD	37,282,495	BRL	103,500,000	10/15	BNP	5,067,605
USD	70,124,481	BRL	178,950,000	10/15	UBS	14,425,403
USD	9,710,983	BRL	33,600,000	01/16	CSF	(430,829)
USD	2,700,000	BRL	7,781,130	01/16	DUB	351,347
USD	44,253,398	BRL	131,500,000	01/16	JPM	4,561,486
USD	8,902,180	BRL	25,600,000	01/16	MSC	1,175,086
USD	22,128,534	BRL	73,903,773	04/16	CIT	433,104
USD	4,561,892	BRL	16,400,000	04/16	CSF	(248,762)
USD	47,176,080	BRL	170,400,000	04/16	MSC	(2,807,787)
USD	406,757	BRL	1,390,702	01/18	BNP	58,772
USD	54,670,882	CAD	67,914,083	07/15	GSC	296,116
USD	346,227	CAD	424,000	07/15	JPM	6,756
USD	45,741,754	CAD	56,472,083	08/15	CIT	547,094
USD	589,391	CHF	550,000	08/15	GSC	206
USD	9,602,688	EUR	8,634,000	07/15	JPM	(22,923)
USD	34,847,828	EUR	30,906,000	07/15	JPM	392,287
USD	99,290,062	EUR	91,030,000	07/15	UBS	(2,194,694)
USD	10,565,199	EUR	7,900,000	08/15	BOA	1,753,738
USD	10,045,851	EUR	7,500,000	08/15	DUB	1,680,539
USD	11,711,880	EUR	10,460,000	08/15	GSC	45,571
USD	49,150,466	EUR	43,844,000	08/15	SCB	250,117
USD	39,383,813	EUR	35,127,000	08/15	UBS	205,760
USD	18,772,515	EUR	13,950,000	02/16	DUB	3,163,248
USD	89,392,478	EUR	65,281,000	06/16	BOA	16,082,661
USD	18,290,915	EUR	13,302,000	06/16	BRC	3,347,908
USD	26,025,754	EUR	19,008,000	06/16	DUB	4,681,603
USD	27,862,192	GBP	18,128,000	07/15	CIT	(621,426)
USD	28,545,219	GBP	18,128,000	08/15	HSB	67,976
USD	63,802,158	ILS	247,061,098	08/15	BOA	(1,670,766)
USD	1,872,307	ILS	7,240,210	08/15	CIT	(46,400)
USD	122,761,131	JPY	15,179,021,000	07/15	BOA	(1,265,678)
USD	35,159,892	JPY	4,329,800,000	07/15	UBS	(218,627)
USD	53,182,575	JPY	6,589,321,000	08/15	BNP	(679,394)
USD	4,400,000	JPY	446,517,280	08/15	BOA	749,991
USD	39,487,058	JPY	4,866,800,000	08/15	GSC	(294,800)
USD	16,016,000	JPY	1,633,127,496	08/15	HSB	2,666,169
USD	9,835,733	KRW	10,955,039,741	09/15	JPM	68,488
USD	2,878,896	MXN	45,224,000	07/15	BOA	2,613
USD	16,174,551	MXN	251,341,000	07/15	CIT	189,061
USD	3,642,907	MXN	55,979,821	07/15	CSF	82,545
USD	5,753,000	MXN	87,363,501	07/15	DUB	196,611
USD	7,357,238	MXN	112,239,504	07/15	GSC	218,715
USD	1,036,000	MXN	15,759,114	07/15	HSB	33,708
USD	203,000	MXN	3,081,642	07/15	MSC	7,005
USD	14,986,382	MXN	229,461,816	07/15	UBS	392,426

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	42,022,941	MXN	664,325,421	09/15	CIT	$20,758
USD	2,206,000	MXN	34,225,132	09/15	GSC	42,105
USD	3,655,000	MXN	56,855,353	09/15	HSB	60,303
USD	1,850,000	MXN	28,873,875	09/15	UBS	24,440
USD	1,731,000	RUB	97,939,980	07/15	BOA	(41,088)
USD	1,651,000	RUB	92,125,800	07/15	BRC	(15,888)
USD	9,839,000	RUB	561,019,300	07/15	CSF	(311,865)
USD	4,054,000	RUB	225,483,480	07/15	HSB	(25,811)
USD	2,209,000	RUB	125,449,110	07/15	JPM	(60,828)
USD	5,162,000	RUB	292,420,800	07/15	SGN	(128,948)
USD	1,844,000	RUB	102,494,560	08/15	CSF	15,569
USD	3,107,000	RUB	170,729,650	08/15	HSB	61,304
USD	25,213,606	RUB	1,394,438,470	08/15	MSC	337,808
USD	3,081,000	RUB	171,488,460	08/15	SGN	21,767

Total Forward Foreign Currency Contracts						$52,409,974

(h)	Purchased options outstanding as of June 30, 2015 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 3-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.150%	07/20/15	GSC	$36,500,000	$169,725	$18,414
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.750%	07/30/15	CIT	8,900,000	124,600	314
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.800%	01/19/16	MSC	106,900,000	178,160	110,460
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.100%	01/19/16	GSC	36,400,000	152,880	79,738
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.100%	01/29/16	BOA	193,100,000	726,081	419,587
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	01/29/16	MSC	18,000,000	162,000	52,065
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.750%	01/29/16	MSC	18,000,000	279,000	44,523
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.100%	01/30/18	JPM	35,700,000	506,940	277,607

							2,299,386	1,002,708

Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.580%	05/12/16	MSC	16,800,000	537,600	619,832
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.580%	05/23/16	MSC	39,000,000	1,102,720	1,468,506

							1,640,320	2,088,338

Total Purchased Options							$3,939,706	$3,091,046

(i)	Transactions in written options for the period ended June 30, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in AUD	Premium
Outstanding, December 31, 2014	-	796,900,000	255,800,000	26,700,000	$9,487,775
Call Options Written	9,112	1,181,100,000	47,400,000	-	7,392,203
Put Options Written	6,021	685,700,000	90,800,000	-	5,256,882
Call Options Exercised	(2,650)	(80,400,000)	(94,900,000)	-	(1,696,982)
Put Options Exercised	(2,544)	(16,500,000)	(13,000,000)	(11,100,000)	(1,197,640)
Call Options Expired	(3,991)	(182,500,000)	(43,600,000)	(15,600,000)	(3,048,314)
Put Options Expired	(1,555)	(349,100,000)	(104,300,000)	-	(4,484,547)
Call Options Closed	(1,684)	(45,100,000)	-	-	(1,007,044)
Put Options Closed	(1,549)	(103,200,000)	-	-	(1,505,496)

Outstanding, June 30, 2015	1,160	1,886,900,000	138,200,000	-	$9,196,837

(j)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party		Notional Amount	Premium	Value
Put - iTraxx Europe 23 5Y	0.950%	08/19/15	BNP	EUR	19,200,000	$38,529	($38,529)
Put - iTraxx Europe 23 5Y	0.950%	08/19/15	GSC		20,600,000	45,165	(41,616)

						$83,694	($80,145)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - INR versus USD	INR 65.00	07/02/15	HSB	$5,000,000	$27,125	($5)
Call - INR versus USD	65.00	07/15/15	JPM	3,900,000	34,008	(2,250)
Call - INR versus USD	65.10	07/15/15	BOA	5,200,000	31,980	(2,553)
Call - INR versus USD	65.40	07/16/15	UBS	4,700,000	27,848	(1,636)
Call - INR versus USD	65.50	07/16/15	GSC	400,000	2,900	(120)
Call - EUR versus USD	$1.14	07/21/15	MSC	EUR 11,200,000	67,278	(58,861)
Call - INR versus USD	INR 65.50	07/24/15	GSC	$3,100,000	19,995	(2,316)
Call - ILS versus USD	ILS 4.00	07/27/15	DUB	7,500,000	58,950	(1,830)
Call - JPY versus USD	JPY 123.40	07/28/15	HSB	3,857,000	20,838	(20,838)
Call - JPY versus USD	123.55	07/28/15	CIT	15,543,000	73,596	(73,596)
Call - ILS versus USD	ILS 4.00	07/29/15	CIT	4,800,000	28,320	(1,450)
Call - JPY versus USD	JPY 123.15	07/29/15	GSC	20,900,000	136,498	(136,498)
Call - EUR versus USD	$1.15	07/30/15	BOA	EUR 35,150,000	222,911	(212,393)
Call - EUR versus USD	1.15	07/30/15	CSF	1,050,000	6,108	(6,345)
Call - INR versus USD	INR 65.25	07/30/15	GSC	$4,500,000	23,850	(7,308)
Call - ILS versus USD	ILS 3.98	08/04/15	GSC	3,300,000	27,225	(2,135)

					809,430	(530,134)

Put - JPY versus USD	JPY 100.00	07/03/15	UBS	3,600,000	25,200	(4)
Put - INR versus USD	INR 61.50	07/15/15	JPM	3,900,000	20,592	(66)
Put - EUR versus USD	$1.10	07/28/15	JPM	EUR 12,730,000	132,341	(132,341)
Put - EUR versus USD	1.10	07/28/15	UBS	2,770,000	29,106	(29,106)
Put - EUR versus USD	1.11	07/29/15	BRC	1,797,000	21,336	(21,336)
Put - EUR versus USD	1.11	07/29/15	CIT	27,703,000	344,673	(344,673)
Put - EUR versus USD	1.09	08/06/15	BNP	6,000,000	57,192	(57,192)
Put - JPY versus USD	JPY 99.00	09/30/15	CIT	$4,900,000	51,754	(191)
Put - JPY versus USD	109.00	11/10/15	JPM	7,800,000	149,175	(8,658)
Put - JPY versus USD	109.00	11/19/15	SGN	8,200,000	139,859	(10,373)
Put - JPY versus USD	80.00	02/18/19	BOA	1,200,000	67,020	(7,567)

					1,038,248	(611,507)

					$1,847,678	($1,141,641)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($2,363)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(6,525)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(16,877)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(8,394)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(8,854)

						$659,650	($43,013)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 3-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.850%	07/20/15	GSC	$36,500,000	$62,050	($106)
Call - 3-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	07/20/15	GSC	36,500,000	109,500	(2,179)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.430%	07/30/15	CIT	8,900,000	53,178	(12)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.590%	07/30/15	CIT	8,900,000	82,770	(62)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.350%	08/03/15	MSC	39,700,000	222,320	(188,047)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.500%	01/19/16	MSC	71,200,000	42,720	(15,208)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	35,700,000	21,420	(8,682)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.650%	01/19/16	MSC	71,200,000	78,320	(36,768)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	35,700,000	35,700	(19,414)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.700%	01/19/16	GSC	36,400,000	54,600	(14,363)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.900%	01/19/16	GSC	36,400,000	98,280	(37,667)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.730%	01/29/16	BOA	193,100,000	274,210	(93,036)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.915%	01/29/16	BOA	193,100,000	471,180	(214,940)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/29/16	MSC	18,000,000	68,400	(14,125)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.300%	01/29/16	MSC	$18,000,000	$104,400	($28,024)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.330%	01/29/16	MSC	18,000,000	114,300	(10,993)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.540%	01/29/16	MSC	18,000,000	180,000	(22,696)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	35,700,000	185,640	(77,826)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	35,700,000	323,085	(157,391)

							2,582,073	(941,539)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.750%	08/03/15	MSC	39,700,000	95,280	(120,227)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.600%	09/14/15	MSC	42,800,000	561,750	(21,434)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.520%	09/18/15	MSC	116,400,000	1,018,500	(97,927)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.500%	05/12/16	MSC	159,400,000	536,926	(511,897)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD LIBOR	2.500%	05/23/16	MSC	371,100,000	1,159,636	(1,239,437)

							3,372,092	(1,990,922)

							$5,954,165	($2,932,461)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (08/15)	$126.50	07/24/15	CME	196	$123,017	($134,750)
Call - U.S. Treasury 10-Year Notes (08/15)	127.00	07/24/15	CME	394	167,074	(197,000)
Call - U.S. Treasury 10-Year Notes (08/15)	127.50	07/24/15	CME	197	76,588	(79,723)

					366,679	(411,473)

Put - U.S. Treasury 10-Year Notes (08/15)	125.00	07/24/15	CME	236	100,510	(101,545)
Put - U.S. Treasury 10-Year Notes (08/15)	125.50	07/24/15	CME	137	81,024	(81,024)

					181,534	(182,569)

					$548,213	($594,042)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 3.500% due 07/01/45	$101.77	07/07/15	JPM	$7,000,000	$24,609	($4,246)
Put - Fannie Mae 3.500% due 07/01/45	101.91	07/07/15	CSF	4,000,000	13,750	(3,139)
Put - Fannie Mae 3.500% due 07/01/45	102.10	07/07/15	CSF	9,000,000	29,531	(10,021)
Put - Fannie Mae 3.500% due 07/01/45	102.28	07/07/15	JPM	9,000,000	31,992	(13,487)
Put - Fannie Mae 3.500% due 07/01/45	102.29	07/07/15	JPM	1,000,000	3,555	(1,528)

					$103,437	($32,421)

Total Written Options					$9,196,837	($4,823,723)

(k)	Swap agreements outstanding as of June 30, 2015 were as follows:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury	0.250%	09/20/15	UBS	0.109%	EUR 2,300,000	$985	($14,252)	$15,237
Brazilian Government	1.000%	09/20/15	BOA	0.841%	$700,000	428	(6,372)	6,800
Mexico Government	1.000%	09/20/15	BOA	0.461%	600,000	886	(2,154)	3,040
Brazilian Government	1.000%	09/20/15	BRC	0.841%	2,300,000	1,407	(19,842)	21,249
Brazilian Government	1.000%	09/20/15	CIT	0.841%	1,000,000	612	(15,694)	16,306
Mexico Government	1.000%	09/20/15	CIT	0.461%	1,000,000	1,476	(15,080)	16,556
General Electric Capital Corp	1.000%	09/20/15	DUB	0.121%	2,100,000	4,727	25,942	(21,215)
Indonesia Government	1.000%	09/20/15	DUB	0.444%	1,000,000	1,515	(23,587)	25,102
Brazilian Government	1.000%	09/20/15	HSB	0.841%	2,600,000	1,590	(25,871)	27,461
Brazilian Government	1.000%	09/20/15	JPM	0.841%	2,900,000	1,773	(29,862)	31,635
Brazilian Government	1.000%	09/20/15	UBS	0.841%	600,000	367	(5,677)	6,044
Mexico Government	1.000%	09/20/15	UBS	0.461%	500,000	738	(7,073)	7,811
Brazilian Government	1.000%	12/20/15	BRC	0.841%	13,000,000	13,135	(75,003)	88,138
Mexico Government	1.000%	12/20/15	GSC	0.461%	4,500,000	12,750	(121,173)	133,923
Brazilian Government	1.000%	12/20/15	MSC	0.841%	12,900,000	13,034	(74,426)	87,460
Mexico Government	1.000%	03/20/16	DUB	0.461%	12,300,000	51,461	(90,237)	141,698
Mexico Government	1.000%	03/20/16	HSB	0.461%	18,000,000	75,309	(133,510)	208,819

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	06/20/16	CIT	0.527%	$6,200,000	$30,331	($13,370)	$43,701
Berkshire Hathaway Inc	1.000%	06/20/16	DUB	0.182%	10,000,000	83,023	175,127	(92,104)
Mexico Government	1.000%	09/20/16	GSC	0.566%	2,300,000	12,873	(11,064)	23,937
Mexico Government	1.000%	09/20/16	HSB	0.566%	400,000	2,239	2,214	25
Mexico Government	1.000%	09/20/16	JPM	0.566%	400,000	2,239	2,306	(67)
Mexico Government	1.000%	09/20/16	MSC	0.566%	4,600,000	25,746	(20,427)	46,173
China Government	1.000%	09/20/16	RBS	0.248%	300,000	2,860	2,085	775
Mexico Government	1.000%	09/20/16	UBS	0.566%	1,200,000	6,716	(5,265)	11,981
Mexico Government	1.000%	12/20/16	HSB	0.647%	300,000	1,643	2,930	(1,287)
Mexico Government	1.000%	12/20/16	JPM	0.647%	1,400,000	7,668	18,897	(11,229)
Brazilian Government	1.000%	03/20/17	BOA	1.476%	900,000	(7,102)	(9,607)	2,505
Berkshire Hathaway Inc	1.000%	06/20/17	DUB	0.288%	10,000,000	143,341	227,683	(84,342)
MetLife Inc	1.000%	06/20/17	DUB	0.269%	17,300,000	254,482	371,614	(117,132)
Mexico Government	1.000%	06/20/17	GSC	0.747%	300,000	1,572	(2,793)	4,365
Petrobras International SP	1.000%	06/20/18	BNP	3.678%	800,000	(59,628)	(115,722)	56,094
Petrobras International SP	1.000%	12/20/19	BNP	4.087%	1,900,000	(232,551)	(189,451)	(43,100)
Petrobras International SP	1.000%	12/20/19	BRC	4.087%	800,000	(97,916)	(114,822)	16,906
Petrobras International SP	1.000%	12/20/19	GSC	4.087%	3,000,000	(367,186)	(328,387)	(38,799)
Petrobras International SP	1.000%	12/20/19	HSB	4.087%	100,000	(12,240)	(9,205)	(3,035)
Petrobras International SP	1.000%	12/20/19	MSC	4.087%	2,200,000	(269,270)	(203,609)	(65,661)
Petrobras International SP	1.000%	03/20/20	HSB	4.148%	1,500,000	(195,723)	(273,727)	78,004
Telstra Corp Ltd	1.000%	06/20/21	DUB	0.675%	11,100,000	206,779	155,640	51,139

						($277,911)	($972,824)	$694,913

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$3,761,546	$43,289	$-	$43,289

			Exchange
iTraxx Europe 23 5Y	1.000%	06/20/20	ICE	EUR 17,500,000	242,069	239,750	2,319
CDX HY 24 5Y	5.000%	06/20/20	ICE	$19,800,000	1,261,119	1,233,619	27,500
iTraxx Europe 23 5Y	5.000%	06/20/20	ICE	EUR 20,100,000	1,730,788	1,699,694	31,094

					3,233,976	3,173,063	60,913

					$3,277,265	$3,173,063	$104,202

					$2,999,354	$2,200,239	$799,115

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate, sovereign issues of an emerging country and U.S. Treasury Obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI-Compounded	DUB	11.500%	01/04/21	BRL 3,300,000	($29,693)	($6,572)	($23,121)

	Exchange
28-Day MXN TIIE	CME	5.700%	01/18/19	MXN 103,000,000	194,981	249,280	(54,299)
28-Day MXN TIIE	CME	5.010%	10/10/19	38,500,000	(10,986)	26,871	(37,857)
28-Day MXN TIIE	CME	5.270%	02/05/20	1,103,300,000	192,889	(163,456)	356,345
28-Day MXN TIIE	CME	5.615%	06/02/20	201,600,000	173,234	120,977	52,257
28-Day MXN TIIE	CME	5.840%	09/14/21	598,300,000	317,322	1,507,840	(1,190,518)
28-Day MXN TIIE	CME	5.608%	10/08/21	63,900,000	(29,621)	(54,371)	24,750
28-Day MXN TIIE	CME	5.430%	11/17/21	562,200,000	(648,783)	(120,974)	(527,809)
28-Day MXN TIIE	CME	5.920%	12/08/21	22,800,000	14,134	-	14,134
28-Day MXN TIIE	CME	5.795%	12/10/21	100,000	14	95	(81)
28-Day MXN TIIE	CME	5.850%	12/21/21	91,100,000	24,774	250,283	(225,509)
28-Day MXN TIIE	CME	5.375%	01/07/22	68,300,000	(101,700)	55,663	(157,363)
28-Day MXN TIIE	CME	6.000%	06/07/22	457,100,000	210,768	-	210,768
3-Month USD-LIBOR	CME	2.250%	12/16/22	$10,000,000	(49,300)	(81,916)	32,616
28-Day MXN TIIE	CME	6.530%	06/05/25	MXN 113,200,000	104,696	57,024	47,672

					392,422	1,847,316	(1,454,894)

					$362,729	$1,840,744	($1,478,015)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD-Federal Funds	CME	0.500%	06/17/16	$65,600,000	($122,857)	($71,504)	($51,353)
6-Month GBP-LIBOR	CME	1.500%	09/16/17	GBP 67,100,000	(578,530)	(757,845)	179,315
6-Month GBP-LIBOR	CME	1.880%	10/05/17	33,500,000	(656,510)	(822,714)	166,204
6-Month GBP-LIBOR	CME	1.500%	12/16/17	68,600,000	(301,729)	(153,872)	(147,857)
6-Month GBP-LIBOR	CME	1.500%	03/16/18	54,800,000	(14,389)	(53,658)	39,269
3-Month USD-LIBOR	CME	2.000%	12/16/19	$72,700,000	(554,441)	(350,742)	(203,699)
3-Month USD-LIBOR	LCH	2.000%	12/16/20	65,300,000	22,532	283,499	(260,967)
3-Month USD-LIBOR	LCH	2.250%	12/16/22	161,100,000	677,292	1,313,803	(636,511)
3-Month CAD-LIBOR	CME	2.700%	12/19/24	CAD 9,700,000	(419,689)	(667,273)	247,584
6-Month EUR-LIBOR	CME	0.750%	09/16/25	EUR 7,600,000	377,287	375,254	2,033
3-Month USD-LIBOR	LCH	2.500%	12/16/25	$19,300,000	151,772	227,686	(75,914)
3-Month USD-LIBOR	CME	2.750%	06/19/43	64,000,000	2,220,237	4,396,606	(2,176,369)
3-Month USD-LIBOR	CME	2.750%	12/16/45	216,400,000	11,124,481	12,548,928	(1,424,447)

					$11,925,456	$16,268,168	($4,342,712)

					$12,288,185	$18,108,912	($5,820,727)

Total Swap Agreements					$15,287,539	$20,309,151	($5,021,612)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$21,150,000	$21,150,000	$-	$-
	Corporate Bonds & Notes	767,473,776	-	765,258,615	2,215,161
	Senior Loan Notes	23,226,655	-	23,226,655	-
	Mortgage-Backed Securities	1,380,301,390	-	1,380,204,855	96,535
	Asset-Backed Securities	188,608,491	-	188,608,491	-
	U.S. Government Agency Issues	33,649,347	-	33,649,347	-
	U.S. Treasury Obligations	964,229,672	-	964,229,672	-
	Foreign Government Bonds & Notes	372,554,222	-	372,554,222	-
	Municipal Bonds	148,884,461	-	148,884,461	-
	Short-Term Investments	179,617,781	-	179,617,781	-
	Derivatives:
	Credit Contracts
	Swaps	4,240,970	-	4,240,970	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	70,520,407	-	70,520,407	-
	Interest Rate Contracts
	Futures	653,916	653,916	-	-
	Purchased Options	3,091,046	-	3,091,046	-
	Swaps	15,806,413	-	15,806,413	-

	Total Interest Rate Contracts	19,551,375	653,916	18,897,459	-

	Total Assets - Derivatives	94,312,752	653,916	93,658,836	-

	Total Assets	4,174,008,547	21,803,916	4,149,892,935	2,311,696

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(80,145)	-	(80,145)	-
	Swaps	(1,241,616)	-	(1,241,616)	-

	Total Credit Contracts	(1,321,761)	-	(1,321,761)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(18,110,433)	-	(18,110,433)	-
	Written Options	(1,141,641)	-	(1,141,641)	-

	Total Foreign Currency Contracts	(19,252,074)	-	(19,252,074)	-

	Interest Rate Contracts
	Futures	(5,088,133)	(5,088,133)	-	-
	Written Options	(3,601,937)	(594,042)	(3,007,895)	-
	Swaps	(3,518,228)	-	(3,518,228)	-

	Total Interest Rate Contracts	(12,208,298)	(5,682,175)	(6,526,123)	-

	Total Liabilities - Derivatives	(32,782,133)	(5,682,175)	(27,099,958)	-

	Total Liabilities	(32,782,133)	(5,682,175)	(27,099,958)	-

	Total	$4,141,226,414	$16,121,741	$4,122,792,977	$2,311,696

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2015, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Line of Credit Outstanding	($257,145)	$-	($257,145)	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 44.7%

Consumer Discretionary - 3.7%

AutoZone Inc
1.300% due 01/13/17	$1,970,000	$1,973,771
5.500% due 11/15/15	1,165,000	1,184,340
Brinker International Inc 2.600% due 05/15/18	1,820,000	1,823,866
Dollar General Corp 4.125% due 07/15/17	5,695,000	5,957,147
Family Tree Escrow LLC 5.250% due 03/01/20 ~	1,775,000	1,865,969
General Motors Co 3.500% due 10/02/18	1,905,000	1,971,694
GLP Capital LP 4.375% due 11/01/18	5,025,000	5,182,031
Mohawk Industries Inc 6.125% due 01/15/16	3,500,000	3,591,941
Newell Rubbermaid Inc 2.050% due 12/01/17	1,205,000	1,216,666
Omnicom Group Inc 5.900% due 04/15/16	3,645,000	3,778,571
Pinnacle Entertainment Inc 7.500% due 04/15/21	1,455,000	1,547,756
The Interpublic Group of Cos Inc 2.250% due 11/15/17	4,095,000	4,130,921
Thomson Reuters Corp (Canada) 1.300% due 02/23/17	3,645,000	3,637,513
1.650% due 09/29/17	3,370,000	3,370,158
Time Warner Cable Inc 8.250% due 04/01/19	2,280,000	2,681,969

		43,914,313

Consumer Staples - 1.4%

Avon Products Inc 3.125% due 03/15/16	2,210,000	2,215,525
Bunge Ltd Finance Corp 3.200% due 06/15/17	2,665,000	2,744,865
4.100% due 03/15/16	3,260,000	3,324,091
HJ Heinz Co 2.000% due 07/02/18 ~ #	4,650,000	4,649,363
Reynolds American Inc
1.050% due 10/30/15	1,310,000	1,305,609
2.300% due 06/12/18	1,770,000	1,784,555
Wm Wrigley Jr Co 1.400% due 10/21/16 ~	1,105,000	1,108,069

		17,132,077

Energy - 12.2%

Anadarko Petroleum Corp 6.375% due 09/15/17	5,235,000	5,746,350
Cameron International Corp 1.150% due 12/15/16	850,000	845,249
1.400% due 06/15/17	2,875,000	2,857,140
Chesapeake Energy Corp 3.250% due 03/15/16	4,225,000	4,211,797
China Shenhua Overseas Capital Co Ltd (China) 2.500% due 01/20/18 ~	3,235,000	3,252,123
3.125% due 01/20/20 ~	3,765,000	3,765,508
CNOOC Finance Ltd (China) 1.125% due 05/09/16	2,246,000	2,244,518
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	2,365,000	2,369,094
Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	1,055,000	1,063,326
Concho Resources Inc 7.000% due 01/15/21	4,155,000	4,367,944

	Principal Amount	Value
Continental Resources Inc 7.125% due 04/01/21	$4,895,000	$5,207,056
DCP Midstream LLC 5.375% due 10/15/15 ~	4,075,000	4,076,117
DCP Midstream Operating LP 2.500% due 12/01/17	6,075,000	5,889,105
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	1,590,000	1,591,987
Ecopetrol SA (Colombia) 4.250% due 09/18/18	3,065,000	3,199,094
Energy Transfer Partners LP 6.700% due 07/01/18	2,460,000	2,746,494
EnLink Midstream Partners LP 2.700% due 04/01/19	835,000	824,541
Enterprise Products Operating LLC 1.250% due 08/13/15	5,900,000	5,902,932
1.650% due 05/07/18	2,235,000	2,233,152
2.550% due 10/15/19	1,115,000	1,114,922
Freeport-McMoran Oil & Gas LLC 6.125% due 06/15/19	815,000	862,881
6.500% due 11/15/20	5,384,000	5,707,040
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	2,035,000	2,064,550
Kinder Morgan Inc 2.000% due 12/01/17	990,000	985,897
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	2,200,000	2,279,796
Marathon Oil Corp 0.900% due 11/01/15	5,465,000	5,464,076
Murphy Oil Corp 2.500% due 12/01/17	6,560,000	6,550,396
Nabors Industries Inc 2.350% due 09/15/16	1,490,000	1,494,652
Noble Holding International Ltd 3.450% due 08/01/15	3,813,000	3,816,943
ONEOK Partners LP 3.200% due 09/15/18	385,000	393,649
3.250% due 02/01/16	4,760,000	4,805,315
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	2,745,000	2,816,458
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19	760,000	769,120
3.500% due 07/23/20 ~	1,715,000	1,738,118
Pioneer Natural Resources Co 5.875% due 07/15/16	8,515,000	8,900,287
Plains All American Pipeline LP 3.950% due 09/15/15	8,085,000	8,131,165
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,100,586
SESI LLC 6.375% due 05/01/19	5,200,000	5,314,400
7.125% due 12/15/21	2,895,000	3,083,175
Southwestern Energy Co 3.300% due 01/23/18	1,185,000	1,215,338
Spectra Energy Partners LP 2.950% due 09/25/18	1,850,000	1,892,389
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	5,760,000	5,977,181
Transocean Inc 3.000% due 10/15/17	2,550,000	2,479,875
4.950% due 11/15/15	1,900,000	1,926,220
5.550% due 12/15/16	1,740,000	1,813,898

		146,091,854

Financials - 12.8%

American Express Co 0.874% due 05/22/18 §	4,765,000	4,753,473
Bank of America Corp 1.250% due 01/11/16	3,065,000	3,072,773
1.500% due 10/09/15	1,255,000	1,257,962

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
1.700% due 08/25/17	$3,230,000	$3,238,249
5.650% due 05/01/18	1,740,000	1,911,717
6.400% due 08/28/17	2,210,000	2,423,968
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	1,290,000	1,405,163
BB&T Corp 1.146% due 06/15/18 §	2,360,000	2,376,751
Citigroup Inc 1.550% due 08/14/17	2,520,000	2,516,475
1.800% due 02/05/18	4,815,000	4,804,142
1.850% due 11/24/17	780,000	782,214
CNA Financial Corp 6.500% due 08/15/16	2,695,000	2,851,078
CNO Financial Group Inc 4.500% due 05/30/20	700,000	712,250
Discover Bank 2.000% due 02/21/18	250,000	249,428
7.000% due 04/15/20	5,550,000	6,460,749
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	400,000	412,692
Fidelity National Financial Inc 6.600% due 05/15/17	4,335,000	4,693,006
Fifth Third Bank 1.150% due 11/18/16	4,505,000	4,495,395
Ford Motor Credit Co LLC 3.000% due 06/12/17	5,985,000	6,123,966
General Motors Financial Co Inc 3.000% due 09/25/17	1,575,000	1,609,252
3.150% due 01/15/20	5,400,000	5,426,509
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	6,875,000	7,639,864
Hyundai Capital America (South Korea) 1.450% due 02/06/17 ~	5,585,000	5,568,664
1.625% due 10/02/15 ~	3,450,000	3,454,392
1.875% due 08/09/16 ~	2,240,000	2,253,527
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,496,312
Intercontinental Exchange Inc 2.500% due 10/15/18	1,945,000	1,987,481
Itau Unibanco Holding SA (Brazil) 2.850% due 05/26/18 ~	1,585,000	1,576,599
JPMorgan Chase & Co 2.000% due 08/15/17	6,185,000	6,248,644
KeyCorp 3.750% due 08/13/15	3,492,000	3,502,539
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	4,835,515
Morgan Stanley 1.128% due 01/24/19 §	8,065,000	8,069,008
1.557% due 04/25/18 §	4,020,000	4,080,630
National Bank of Canada (Canada) 1.450% due 11/07/17	5,365,000	5,357,902
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,234,257
Regions Bank 7.500% due 05/15/18	1,228,000	1,410,685
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	5,235,000	5,249,904
Santander Bank NA (Spain) 2.000% due 01/12/18	1,245,000	1,245,007
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	3,230,000	3,227,090
SunTrust Banks Inc 2.350% due 11/01/18	2,605,000	2,622,024
The Goldman Sachs Group Inc 1.600% due 11/23/15	1,661,000	1,666,830
6.150% due 04/01/18	2,250,000	2,501,489
6.250% due 09/01/17	4,510,000	4,938,067

	Principal Amount	Value
Ventas Realty LP REIT 1.550% due 09/26/16	$1,990,000	$1,997,747
2.000% due 02/15/18	1,945,000	1,957,211
3.125% due 11/30/15	4,850,000	4,889,591
XLIT Ltd (Ireland) 2.300% due 12/15/18	2,795,000	2,814,403

		154,402,594

Health Care - 3.6%

AbbVie Inc 1.200% due 11/06/15	7,270,000	7,277,248
1.800% due 05/14/18	3,860,000	3,848,254
Actavis Funding SCS 2.350% due 03/12/18	4,695,000	4,722,992
Actavis Inc 1.875% due 10/01/17	4,950,000	4,957,771
Agilent Technologies Inc 6.500% due 11/01/17	984,000	1,086,848
Baxalta Inc 2.000% due 06/22/18 ~	400,000	399,545
Cardinal Health Inc 1.950% due 06/15/18	1,595,000	1,597,965
Catholic Health Initiatives 1.600% due 11/01/17	675,000	674,112
2.600% due 08/01/18	3,015,000	3,065,441
Express Scripts Holding Co 1.250% due 06/02/17	3,880,000	3,863,064
Humana Inc 7.200% due 06/15/18	689,000	792,911
Perrigo Co PLC 1.300% due 11/08/16	3,680,000	3,665,251
Thermo Fisher Scientific Inc 1.300% due 02/01/17	4,900,000	4,893,160
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	2,110,000	2,111,103

		42,955,665

Industrials - 3.7%

CNH Industrial Capital LLC (United Kingdom) 3.875% due 11/01/15	8,230,000	8,271,150
ERAC USA Finance LLC 2.800% due 11/01/18 ~	470,000	479,506
GATX Corp 1.250% due 03/04/17	2,630,000	2,622,975
2.375% due 07/30/18	1,240,000	1,246,769
2.600% due 03/30/20	325,000	320,759
3.500% due 07/15/16	1,235,000	1,261,109
HPHT Finance Ltd (Singapore) 2.250% due 03/17/18 ~	1,912,000	1,909,140
Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	6,060,000	6,047,038
International Lease Finance Corp (Netherlands) 2.236% due 06/15/16 §	4,265,000	4,270,331
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,014,350
Kansas City Southern de Mexico SA de CV 2.350% due 05/15/20	3,075,000	3,000,646
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	2,645,000	2,620,288
2.875% due 07/17/18 ~	1,735,000	1,767,625
Roper Technologies Inc 1.850% due 11/15/17	1,100,000	1,107,607
Southwest Airlines Co 2.750% due 11/06/19	2,705,000	2,745,085
5.750% due 12/15/16	2,050,000	2,182,077
United Technologies Corp 1.778% due 05/04/18 §	3,050,000	3,059,062

		43,925,517

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Information Technology - 2.3%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19 ~	$2,815,000	$2,784,891
Anstock II Ltd (Taiwan) 2.125% due 07/24/17 ~	3,380,000	3,363,438
Avnet Inc 6.625% due 09/15/16	1,110,000	1,172,857
Baidu Inc (China) 2.750% due 06/09/19	2,120,000	2,123,443
Fidelity National Information Services Inc 1.450% due 06/05/17	1,635,000	1,631,836
Juniper Networks Inc 3.100% due 03/15/16	1,260,000	1,278,399
Keysight Technologies Inc 3.300% due 10/30/19 ~	9,425,000	9,459,571
Tencent Holdings Ltd (China) 2.000% due 05/02/17 ~	3,070,000	3,081,184
2.875% due 02/11/20 ~	1,565,000	1,563,228
Xerox Corp 2.950% due 03/15/17	800,000	819,628

		27,278,475

Materials - 1.2%

Anglo American Capital PLC (United Kingdom) 1.225% due 04/15/16 § ~	2,350,000	2,344,933
3.625% due 05/14/20 ~	900,000	900,318
INVISTA Finance LLC 4.250% due 10/15/19 ~	2,260,000	2,237,400
Martin Marietta Materials Inc 1.382% due 06/30/17 §	3,025,000	3,013,808
Rock-Tenn Co 3.500% due 03/01/20	3,465,000	3,569,123
Vale Overseas Ltd (Brazil) 6.250% due 01/23/17	2,085,000	2,206,697

		14,272,279

Telecommunication Services - 2.2%

CC Holdings GS V LLC 2.381% due 12/15/17	9,230,000	9,340,446
SBA Tower Trust 2.240% due 04/15/43 ~	3,520,000	3,505,653
2.933% due 12/15/42 ~	10,900,000	11,064,334
3.598% due 04/15/43 ~	2,775,000	2,771,366

		26,681,799

Utilities - 1.6%

Exelon Corp 1.550% due 06/09/17	1,695,000	1,697,797
Exelon Generation Co LLC 2.950% due 01/15/20	1,900,000	1,910,159
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,260,738
Monongahela Power Co 5.700% due 03/15/17 ~	580,000	617,566
PPL Capital Funding Inc 1.900% due 06/01/18	1,500,000	1,496,632
San Diego Gas & Electric Co 1.914% due 02/01/22	1,975,000	1,982,967
Southern Power Co 1.500% due 06/01/18	4,655,000	4,630,706
Zhejiang Energy Group Hong Kong Ltd (China) 2.300% due 09/30/17 ~	3,245,000	3,264,324

		19,860,889

Total Corporate Bonds & Notes (Cost $535,106,733)		536,515,462

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 24.3%

Collateralized Mortgage Obligations - Commercial - 10.1%

Banc of America Commercial Mortgage Trust 5.372% due 09/10/45 " §	$2,489,159	$2,502,676
5.448% due 09/10/47 "	255,000	265,299
5.808% due 02/10/51 " §	210,000	225,717
Citigroup Commercial Mortgage Trust
1.353% due 02/10/48 "	2,797,428	2,787,294
1.392% due 07/10/47 "	1,649,936	1,645,781
1.485% due 10/10/47 "	679,351	678,390
1.637% due 06/10/45 " #	1,655,000	1,655,000
Commercial Mortgage Trust 1.036% due 02/13/32 " § ~	1,720,000	1,716,132
1.324% due 11/10/47 "	1,852,746	1,845,297
1.415% due 08/10/47 "	3,183,524	3,178,483
1.442% due 07/15/47 "	2,361,698	2,357,072
1.445% due 12/10/47 "	2,671,610	2,668,507
1.494% due 12/10/47 "	808,118	809,200
1.569% due 03/10/48 "	786,165	786,916
5.167% due 06/10/44 " §	1,555,000	1,554,464
Credit Suisse Mortgage Trust 0.986% due 04/15/27 " § ~	860,000	858,163
Csail Commercial Mortgage Trust 1.454% due 06/15/57 "	4,804,273	4,801,763
1.684% due 04/15/50 "	816,168	818,936
Freddie Mac Multifamily Structured Pass-Through Certificates 1.369% due 05/25/19 "	7,205,200	7,229,168
1.426% due 08/25/17 "	7,240,000	7,298,264
GS Mortgage Securities Trust 1.528% due 02/10/48 "	4,207,683	4,202,865
5.553% due 04/10/38 " §	1,655,000	1,664,951
JP Morgan Chase Commercial Mortgage Securities Trust 5.481% due 12/12/44 " §	1,401,064	1,414,755
JPMBB Commercial Mortgage Securities Trust 1.414% due 02/15/48 "	3,519,838	3,507,090
1.445% due 10/15/48 "	3,850,217	3,834,623
1.451% due 09/15/47 "	1,956,265	1,955,917
1.539% due 11/15/47 "	616,061	615,600
1.596% due 01/15/48 "	6,536,964	6,537,356
1.626% due 05/15/48 "	765,000	764,667
1.650% due 09/15/47 "	1,616,722	1,621,516
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	1,500,000	1,560,914
Morgan Stanley Bank of America Merrill Lynch Trust 1.551% due 08/15/47 "	3,621,320	3,620,493
1.573% due 12/15/47 "	4,664,645	4,672,875
1.686% due 10/15/47 "	1,887,290	1,895,198
Morgan Stanley Capital I Trust 1.638% due 05/15/48 "	1,180,000	1,180,000
5.731% due 07/12/44 " §	9,755,947	9,996,465
Wells Fargo Commercial Mortgage Trust 1.437% due 12/15/47 "	5,752,279	5,743,516
1.454% due 02/15/48 "	3,181,600	3,162,938
1.471% due 04/15/50 "	3,088,688	3,080,132
1.531% due 05/15/48 "	1,340,296	1,338,041
1.730% due 02/15/48 "	5,988,152	6,001,820
3.020% due 07/15/58 " #	2,675,000	2,755,199
WFRBS Commercial Mortgage Trust 1.390% due 11/15/47 "	583,413	581,235
1.479% due 09/15/57 "	2,301,683	2,298,221
1.663% due 10/15/57 "	1,283,446	1,288,987

		120,977,896

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 5.5%

Bear Stearns Adjustable Rate Mortgage Trust 2.265% due 04/25/34 " §	$225,109	$222,964
3.033% due 11/25/34 " §	831,949	839,642
Bear Stearns ALT-A Trust 0.827% due 04/25/34 " §	502,613	491,412
Chase Mortgage Finance Trust 2.530% due 02/25/37 " §	626,984	628,735
2.543% due 02/25/37 " §	1,637,536	1,638,520
2.553% due 02/25/37 " §	1,892,870	1,871,487
2.554% due 02/25/37 " §	770,166	742,089
2.616% due 02/25/37 " §	274,839	272,979
Countrywide Home Loan Mortgage Pass-Through Trust 2.428% due 11/20/34 " §	433,662	418,007
Fannie Mae 5.000% due 08/25/19 "	2,486,133	2,581,815
Fannie Mae Connecticut Avenue Securities 1.687% due 02/25/25 " §	1,741,600	1,743,652
2.137% due 11/25/24 " §	2,335,790	2,353,887
2.287% due 11/25/24 " §	1,202,581	1,212,873
Fosse Master Issuer PLC (United Kingdom) 1.676% due 10/18/54 " § ~	2,408,787	2,417,555
Freddie Mac 0.636% due 05/15/36 " §	603,785	610,075
7.000% due 09/15/30 "	626,008	704,615
Freddie Mac Structured Agency Credit Risk Debt Notes 1.237% due 03/25/25 " §	669,514	667,853
1.287% due 05/25/25 " §	824,842	822,281
1.337% due 12/25/27 " §	1,545,000	1,546,239
1.637% due 09/25/24 " §	3,623,550	3,638,468
1.837% due 10/25/24 " §	1,941,899	1,947,264
GS Mortgage-Backed Securities Trust 2.499% due 07/25/44 " § ~	698,628	701,526
HarborView Mortgage Loan Trust 0.527% due 06/20/35 " §	702,014	666,624
JPMorgan Mortgage Trust 2.555% due 07/25/35 " §	1,098,796	1,117,422
2.595% due 07/25/35 " §	258,849	260,567
Lanark Master Issuer PLC (United Kingdom) 0.784% due 12/22/54 " § ~	4,587,866	4,592,616
MASTR Adjustable Rate Mortgages Trust 1.679% due 09/25/34 " §	802,801	744,936
Merrill Lynch Mortgage Investors Trust 2.519% due 12/25/35 " §	5,582,000	5,339,099
Sequoia Mortgage Trust 1.063% due 11/20/34 " §	591,356	568,007
Silverstone Master Issuer PLC (United Kingdom) 1.826% due 01/21/55 " § ~	4,885,000	4,906,748
Structured Adjustable Rate Mortgage Loan Trust 2.443% due 05/25/34 " §	606,361	607,785
2.447% due 06/25/34 " §	2,184,938	2,188,473
2.516% due 11/25/34 " §	1,400,108	1,409,465
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.425% due 07/25/33 " §	364,502	360,349
WaMu Mortgage Pass-Through Certificates Trust 0.477% due 07/25/45 " §	2,658,997	2,504,876
0.507% due 08/25/45 " §	1,696,268	1,603,282
2.400% due 09/25/35 " §	9,000,000	8,701,344
2.459% due 06/25/34 " §	520,547	527,289

	Principal Amount	Value
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34 "	$354,749	$377,435
Wells Fargo Mortgage-Backed Securities Trust 2.667% due 08/25/33 " §	1,055,345	1,078,271

		65,628,526

Fannie Mae - 6.3%

1.934% due 01/01/35 " §	24,854	26,088
2.190% due 04/01/33 " §	209,139	223,064
2.194% due 02/01/33 " §	142,437	152,392
2.284% due 04/01/35 " §	355,317	371,362
2.375% due 05/01/33 " §	48,402	48,634
2.394% due 06/01/33 " §	1,086,493	1,153,922
2.448% due 02/01/33 " §	255,758	272,678
2.508% due 06/01/35 " §	716,391	763,129
3.500% due 01/01/27 - 09/01/28 "	9,444,610	9,965,864
4.000% due 07/01/25 - 10/01/41 "	11,067,219	11,800,937
4.500% due 05/01/25 - 10/01/26 "	19,192,914	20,472,566
5.000% due 07/01/24 - 07/01/35 "	4,771,515	5,235,306
5.500% due 01/01/18 - 06/01/39 "	12,949,325	14,417,983
6.000% due 01/01/18 - 10/01/40 "	7,804,323	8,837,053
6.500% due 05/01/33 "	1,057,708	1,237,567
7.000% due 05/01/33 - 06/01/33 "	338,970	376,084

		75,354,629

Freddie Mac - 1.0%

2.119% due 02/01/35 " §	492,720	523,476
2.344% due 09/01/35 " §	1,557,769	1,668,003
2.350% due 03/01/35 " §	633,426	670,450
2.409% due 08/01/35 " §	1,745,647	1,863,678
4.000% due 08/01/26 "	5,351,839	5,702,077
5.500% due 03/01/18 - 06/01/41 "	2,002,541	2,218,974

		12,646,658

Government National Mortgage Association - 1.4%

1.625% due 09/20/34 " §	1,171,709	1,219,567
1.750% due 01/20/35 " §	2,275,165	2,360,668
3.000% due 10/20/44 - 11/20/44 " §	3,347,278	3,473,745
3.500% due 03/20/43 "	5,216,924	5,424,385
5.000% due 12/20/34 - 02/20/40 "	1,132,705	1,263,146
5.500% due 07/15/20 "	524,415	557,224
6.000% due 01/15/22 - 07/15/36 "	2,899,186	3,245,969

		17,544,704

Total Mortgage-Backed Securities (Cost $292,934,984)		292,152,413

ASSET-BACKED SECURITIES - 19.0%

Ally Auto Receivables Trust 3.150% due 10/15/18 " ~	1,345,000	1,368,593
American Express Credit Account Master Trust 0.990% due 03/15/18 "	4,800,000	4,801,721
1.260% due 01/15/20 "	4,350,000	4,357,069
1.290% due 03/15/18 " ~	5,485,000	5,487,194
AmeriCredit Automobile Receivables Trust 1.260% due 11/08/19 "	6,865,000	6,870,077
1.270% due 01/08/20 "	3,665,000	3,662,456
1.600% due 07/08/19 "	2,930,000	2,931,283
BMW Vehicle Owner Trust 1.500% due 02/25/21 "	2,875,000	2,886,700
Capital Auto Receivables Asset Trust 1.260% due 05/21/18 "	6,230,000	6,251,269
1.320% due 06/20/18 "	3,000,000	3,009,075
1.480% due 11/20/18 "	3,040,000	3,053,742
1.730% due 09/20/19 "	1,265,000	1,266,516
2.220% due 01/22/19 "	870,000	878,856

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
CarMax Auto Owner Trust 1.250% due 11/15/19 "	$1,185,000	$1,187,267
1.380% due 11/15/19 "	2,375,000	2,382,677
1.690% due 08/15/19 "	435,000	435,714
1.810% due 07/15/20 "	1,450,000	1,458,003
1.930% due 11/15/19 "	620,000	620,481
CCG Receivables Trust 1.060% due 11/15/21 " ~	2,032,320	2,034,166
CNH Equipment Trust 1.370% due 07/15/20 "	3,050,000	3,049,979
DB Master Finance LLC 3.262% due 02/20/45 " ~	7,087,238	7,116,355
Diamond Resorts Owner Trust 2.270% due 05/20/26 " ~	1,772,754	1,781,584
2.540% due 05/20/27 " ~	2,773,599	2,780,860
Discover Card Execution Note Trust 1.390% due 04/15/20 "	6,065,000	6,081,645
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	4,681,481	4,834,985
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	1,679,125	1,674,800
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	441,127	440,534
Ford Credit Auto Lease Trust 1.100% due 11/15/17 "	2,505,000	2,508,268
1.230% due 11/15/16 "	2,800,000	2,808,060
1.510% due 08/15/17 "	1,915,000	1,921,125
Ford Credit Auto Owner Trust 1.160% due 11/15/19 "	2,010,000	2,010,384
Ford Credit Floorplan Master Owner Trust 1.400% due 08/15/19 "	6,760,000	6,775,595
1.420% due 01/15/20 "	3,795,000	3,795,548
GE Dealer Floorplan Master Note Trust 0.567% due 07/20/19 " §	10,700,000	10,647,998
0.637% due 10/20/19 " §	6,980,000	6,971,509
GE Equipment Transportation LLC 1.280% due 02/25/19 "	1,231,000	1,232,638
1.480% due 08/23/22 "	1,680,000	1,685,601
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 " ~	1,185,000	1,185,082
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	3,870,000	3,869,454
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	2,344,672	2,327,025
Hyundai Auto Lease Securitization Trust 1.650% due 08/15/19 " ~	5,405,000	5,426,831
John Deere Owner Trust 1.320% due 06/17/19 "	1,480,000	1,485,028
Kubota Credit Owner Trust 1.540% due 03/15/19 " ~	5,495,000	5,502,872
MMAF Equipment Finance LLC 0.870% due 01/08/19 " ~	7,900,000	7,897,172
1.390% due 10/16/19 " ~	1,165,000	1,165,602
Motor PLC (United Kingdom) 0.667% due 08/25/21 " § ~	1,711,094	1,713,659
MVW Owner Trust 2.150% due 04/22/30 " ~	645,154	647,264
2.250% due 09/22/31 " ~	2,105,674	2,102,892
Navistar Financial Dealer Note Master Trust 0.867% due 09/25/18 " § ~	3,515,000	3,516,970
Nissan Master Owner Trust Receivables 1.440% due 01/15/20 "	7,380,000	7,384,125
Sierra Timeshare Receivables Funding LLC 1.590% due 11/20/29 " ~	826,816	820,455
2.050% due 06/20/31 " ~	1,670,820	1,682,822
2.070% due 03/20/30 " ~	2,294,120	2,306,445
2.200% due 10/20/30 " ~	1,361,830	1,366,585
2.300% due 10/20/31 " ~	2,220,535	2,232,311
2.400% due 03/22/32 " ~	4,391,346	4,395,823

	Principal Amount	Value
SMART ABS Trust (Australia) 0.840% due 09/14/16 "	$984,910	$985,362
0.950% due 02/14/18 "	5,370,000	5,363,218
0.970% due 03/14/17 "	1,029,356	1,029,768
0.990% due 08/14/17 "	2,680,000	2,689,852
1.180% due 02/14/19 "	940,000	934,266
1.590% due 10/14/16 " ~	1,495,251	1,497,760
Synchrony Credit Card Master Note Trust 1.600% due 04/15/21 "	3,055,000	3,054,021
1.610% due 11/15/20 "	6,505,000	6,529,208
1.690% due 03/15/21 "	4,340,000	4,336,357
Toyota Auto Receivables Owner Trust 1.440% due 04/15/20 "	1,830,000	1,835,275
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21 "	5,895,000	5,862,654
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 " ~	4,130,000	4,146,194
Wendys Funding LLC 3.371% due 06/15/45 " ~	5,430,000	5,424,467
Wheels SPV LLC 0.840% due 03/20/23 " ~	2,397,059	2,394,937
1.270% due 04/22/24 " ~	650,000	650,600
World Omni Auto Receivables Trust 1.340% due 05/15/20 "	1,390,000	1,393,104

Total Asset-Backed Securities (Cost $228,022,339)		228,215,787

U.S. GOVERNMENT AGENCY ISSUES - 2.9%

Fannie Mae 0.375% due 07/05/16	6,400,000	6,399,270
0.625% due 08/26/16	23,110,000	23,163,384
Federal Home Loan Bank 0.625% due 12/28/16	4,580,000	4,585,922

Total U.S. Government Agency Issues (Cost $34,001,409)		34,148,576

U.S. TREASURY OBLIGATIONS - 3.6%

U.S. Treasury Inflation Protected Securities - 0.9%

1.875% due 07/15/15 ^	10,673,033	10,705,553

U.S. Treasury Notes - 2.7%

0.875% due 11/15/17	7,500,000	7,510,545
1.000% due 09/15/17	20,405,000	20,519,778
1.750% due 09/30/19 ‡	4,390,000	4,439,388

		32,469,711

Total U.S. Treasury Obligations (Cost $43,098,147)		43,175,264

FOREIGN GOVERNMENT BONDS & NOTES - 1.5%

Iceland Government (Iceland) 4.875% due 06/16/16 ~	5,650,000	5,853,394
Mexican Bonos (Mexico) 7.750% due 12/14/17	MXN 182,840,000	12,590,013

Total Foreign Government Bonds & Notes (Cost $19,148,591)		18,443,407

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 0.7%

State Board of Administration Finance Corp FL ‘A’ 1.298% due 07/01/16	$6,475,000	$6,512,685
University of California 0.684% due 07/01/41 §	1,915,000	1,916,034

Total Municipal Bonds (Cost $8,390,000)		8,428,719

SHORT-TERM INVESTMENTS - 3.7%

Commercial Paper - 0.4%

Enable Midstream 1.494% due 07/16/15 #	4,800,000	4,788,480

Repurchase Agreement - 3.3%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $39,558,753; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $40,352,319)	39,558,753	39,558,753

Total Short-Term Investments (Cost $44,355,813)		44,347,233

TOTAL INVESTMENTS - 100.4% (Cost $1,205,058,016)		1,205,426,861

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(4,352,370)

NET ASSETS - 100.0%		$1,201,074,491

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	44.7%
Mortgage-Backed Securities	24.3%
Asset-Backed Securities	19.0%
Short-Term Investments	3.7%
U.S. Treasury Obligations	3.6%
Others (each less than 3.0%)	5.1%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2015, an investment with a value of $171,913 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (09/15)	173	$1,430

(e)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	5,764,000	USD	372,949	08/15	SSB	($7,132)
USD	13,024,083	MXN	203,305,933	08/15	BRC	121,107

Total Forward Foreign Currency Contracts						$113,975

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$536,515,462	$-	$536,515,462	$-
	Mortgage-Backed Securities	292,152,413	-	292,152,413	-
	Asset-Backed Securities	228,215,787	-	228,215,787	-
	U.S. Government Agency Issues	34,148,576	-	34,148,576	-
	U.S. Treasury Obligations	43,175,264	-	43,175,264	-
	Foreign Government Bonds & Notes	18,443,407	-	18,443,407	-
	Municipal Bonds	8,428,719	-	8,428,719	-
	Short-Term Investments	44,347,233	-	44,347,233	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	121,107	-	121,107	-
	Interest Rate Contracts
	Futures	1,430	1,430	-	-

	Total Assets - Derivatives	122,537	1,430	121,107	-

	Total Assets	1,205,549,398	1,430	1,205,547,968	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(7,132)	-	(7,132)	-

	Total Liabilities	(7,132)	-	(7,132)	-

	Total	$1,205,542,266	$1,430	$1,205,540,836	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 35.8%

Argentina - 0.1%

Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 1,800,000	$542,038

Azerbaijan - 0.5%

State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	$3,147,000	3,011,240
5.450% due 02/09/17 ~	1,701,000	1,770,316

		4,781,556

Bangladash - 0.1%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	1,310,000	1,329,650

Barbados - 0.3%

Columbus International Inc 7.375% due 03/30/21 ~	2,960,000	3,193,100

Brazil - 2.9%

Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 3,000,000	846,708
Marfrig Holding Europe BV 6.875% due 06/24/19 ~	$1,950,000	1,862,250
8.375% due 05/09/18 ~	3,390,000	3,431,358
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	1,275,000	1,309,042
Minerva Luxembourg SA 7.750% due 01/31/23 ~	400,000	404,000
12.250% due 02/10/22 ~	3,550,000	3,924,525
Odebrecht Drilling Norbe VIII/IX Ltd 6.350% due 06/30/22 ~	1,442,450	1,117,899
Oi SA 5.750% due 02/10/22 ~	1,620,000	1,411,425
9.750% due 09/15/16 ~	BRL 2,000,000	601,460
Petrobras Global Finance BV 5.875% due 03/01/18	$1,548,000	1,582,830
6.250% due 03/17/24	2,228,000	2,156,637
6.875% due 01/20/40	3,880,000	3,475,937
QGOG Atlantic 5.250% due 07/30/19 ~	1,543,922	1,385,670
QGOG Constellation SA 6.250% due 11/09/19 ~	3,985,000	2,928,975

		26,438,716

Chile - 1.1%

Banco del Estado de Chile 3.875% due 02/08/22 ~	550,000	565,267
4.125% due 10/07/20 ~	635,000	673,698
Corp Nacional del Cobre de Chile 3.750% due 11/04/20 ~	1,050,000	1,090,071
3.875% due 11/03/21 ~	1,300,000	1,340,322
4.875% due 11/04/44 ~	1,468,000	1,404,619
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	600,000	636,613
6.250% due 07/08/19 ~	945,000	1,052,315
VTR Finance BV 6.875% due 01/15/24 ~	2,955,000	3,026,954

		9,789,859

China - 3.8%

Agile Property Holdings Ltd 8.875% due 04/28/17 ~	632,000	641,480
9.875% due 03/20/17 ~	685,000	707,263

	Principal Amount	Value
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	$2,640,000	$2,600,920
China Hongqiao Group Ltd 6.875% due 05/03/18 ~	670,000	673,075
7.625% due 06/26/17 ~	1,300,000	1,328,943
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,260,000	1,248,024
China SCE Property Holdings Ltd 11.500% due 11/14/17 ~	3,785,000	3,936,400
CIFI Holdings Group Co Ltd 12.250% due 04/15/18 ~	1,260,000	1,376,550
Franshion Development Ltd 6.750% due 04/15/21 ~	1,160,000	1,307,900
Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 7,650,000	1,241,691
Kaisa Group Holdings Ltd 8.875% due 03/19/18 Y ~	$1,720,000	920,200
9.000% due 06/06/19 Y ~	1,115,000	655,063
10.250% due 01/08/20 Y ~	1,920,000	1,123,200
KWG Property Holding Ltd 8.975% due 01/14/19 ~	1,380,000	1,420,704
13.250% due 03/22/17 ~	1,050,000	1,152,375
Logan Property Holdings Co Ltd 11.250% due 06/04/19 ~	655,000	681,200
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	2,030,000	2,150,109
6.300% due 11/12/40 ~	585,000	701,482
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	1,280,000	1,318,496
Sunac China Holdings Ltd 9.375% due 04/05/18 ~	2,890,000	2,950,950
Times Property Holdings Ltd 12.625% due 03/21/19 ~	1,320,000	1,418,682
Trillion Chance Ltd 8.500% due 01/10/19 ~	1,480,000	1,461,500
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	1,470,000	1,427,737
Yuzhou Properties Co Ltd 8.625% due 01/24/19 ~	2,125,000	2,146,250
8.750% due 10/04/18 ~	735,000	747,862

		35,338,056

Colombia - 1.2%

Ecopetrol SA 7.625% due 07/23/19	915,000	1,064,831
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	COP 2,668,000,000	974,943
Pacific Rubiales Energy Corp 5.125% due 03/28/23 ~	$1,550,000	1,116,000
5.375% due 01/26/19 ~	947,000	780,328
5.625% due 01/19/25 ~	7,277,000	5,284,921
7.250% due 12/12/21 ~	3,500,000	2,887,500

		12,108,523

Costa Rica - 0.4%

Banco de Costa Rica 5.250% due 08/12/18 ~	1,140,000	1,174,770
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	1,160,000	1,171,600
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	900,000	759,375
6.950% due 11/10/21 ~	200,000	210,750

		3,316,495

Czech Republic - 0.2%

New World Resources NV 8.000% PIK due 04/07/20 ~	EUR 2,190,648	1,508,085

Dominican Republic - 0.2%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 § ~	$1,650,000	1,691,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Ecuador - 0.5%

EP PetroEcuador 5.912% due 09/24/19 § ~	$5,064,211	$4,507,147

Egypt - 0.1%

Nile Finance Ltd 5.250% due 08/05/15 ~	1,200,000	1,200,600

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	1,300,000	1,416,350

Guatemala - 0.3%

Comcel Trust 6.875% due 02/06/24 ~	2,550,000	2,690,250

Hong Kong - 0.5%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	1,300,000	1,404,963
MIE Holdings Corp 6.875% due 02/06/18 ~	800,000	664,288
7.500% due 04/25/19 ~	3,395,000	2,597,175

		4,666,426

India - 0.5%

Export-Import Bank of India 4.000% due 08/07/17 ~	580,000	603,001
4.000% due 01/14/23 ~	1,520,000	1,516,468
Vedanta Resources PLC 7.125% due 05/31/23 ~	1,195,000	1,141,225
8.250% due 06/07/21 ~	1,015,000	1,037,908

		4,298,602

Indonesia - 1.0%

Golden Legacy PTE Ltd 9.000% due 04/24/19 ~	690,000	690,000
Indo Energy Finance BV 7.000% due 05/07/18 ~	1,820,000	1,510,600
Indo Energy Finance II BV 6.375% due 01/24/23 ~	2,791,000	1,862,992
Majapahit Holding BV 7.750% due 01/20/20 ~	750,000	869,063
8.000% due 08/07/19 ~	1,170,000	1,351,350
P.T. Berau Coal Energy Tbk 7.250% due 03/13/17 ~	1,560,000	975,000
P.T. Pertamina Persero 6.000% due 05/03/42 ~	1,099,000	1,025,037
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	999,000	1,061,438

		9,345,480

Jamaica - 1.6%

Digicel Group Ltd 7.125% due 04/01/22 ~	2,150,000	2,026,375
8.250% due 09/30/20 ~	9,371,000	9,417,855
Digicel Ltd 6.000% due 04/15/21 ~	3,540,000	3,421,835

		14,866,065

	Principal Amount	Value
Kazakhstan - 4.4%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	$2,567,000	$2,297,465
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	1,320,000	1,366,200
Kaspi Bank JSC 9.875% due 10/28/16 ~	1,260,000	1,306,620
Kazakhstan Temir Zholy Finance BV 6.375% due 10/06/20 ~	578,000	608,761
6.950% due 07/10/42 ~	2,101,000	2,033,810
Kazkommertsbank JSC 5.500% due 12/21/22 ~	4,257,606	3,463,137
6.875% due 02/13/17	EUR 2,240,000	2,519,114
7.500% due 11/29/16 ~	$4,270,000	4,302,025
8.000% due 11/03/15 ~	3,500,000	3,512,950
8.500% due 05/11/18 ~	3,935,000	3,891,715
KazMunayGas National Co JSC 4.400% due 04/30/23 ~	640,000	586,022
5.750% due 04/30/43 ~	3,049,000	2,559,376
6.000% due 11/07/44 ~	600,000	516,750
6.375% due 04/09/21 ~	940,000	988,974
7.000% due 05/05/20 ~	3,293,000	3,553,147
9.125% due 07/02/18 ~	1,350,000	1,530,563
Nostrum Oil & Gas Finance BV 6.375% due 02/14/19 ~	2,100,000	1,979,250
Zhaikmunai LLP 7.125% due 11/13/19 ~	3,580,000	3,423,375

		40,439,254

Lithuania - 0.1%

Bite Finance International BV 7.491% due 02/15/18 § ~	EUR 500,000	551,879

Luxembourg - 0.4%

Millicom International Cellular SA 4.750% due 05/22/20 ~	$770,000	744,228
6.000% due 03/15/25 ~	1,350,000	1,309,500
6.625% due 10/15/21 ~	1,645,000	1,698,463

		3,752,191

Malaysia - 0.5%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	910,000	1,015,879
Petronas Capital Ltd 5.250% due 08/12/19 ~	1,035,000	1,149,229
7.875% due 05/22/22 ~	290,000	373,085
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	1,445,000	1,592,390

		4,130,583

Mexico - 2.4%

CEMEX Espana SA 9.875% due 04/30/19 ~	1,470,000	1,615,824
Cemex Finance LLC 9.375% due 10/12/22 ~	4,210,000	4,709,938
Cemex SAB de CV 5.700% due 01/11/25 ~	575,000	549,815
5.875% due 03/25/19 ~	710,000	729,312
6.500% due 12/10/19 ~	1,780,000	1,872,916
7.250% due 01/15/21 ~	530,000	560,581
Comision Federal de Electricidad 4.875% due 01/15/24 ~	1,640,000	1,681,000
5.750% due 02/14/42 ~	1,585,000	1,555,804
Grupo Televisa SAB 7.250% due 05/14/43	MXN 20,000,000	1,090,975

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Petroleos Mexicanos 5.500% due 06/27/44	$1,218,000	$1,126,650
5.625% due 01/23/46 ~	2,367,000	2,218,944
6.000% due 03/05/20	620,000	694,400
6.500% due 06/02/41	1,321,000	1,388,635
7.190% due 09/12/24 ~	MXN 11,530,000	710,690
Red de Carreteras de Occidente SAPIB de CV 9.000% due 06/10/28 ~	22,880,000	1,437,624

		21,943,108

Netherlands - 0.2%

Hyva Global BV 8.625% due 03/24/16 ~	$1,660,000	1,612,275

Nigeria - 1.4%

Access Bank PLC 9.250% due 06/24/21 § ~	1,430,000	1,365,650
Access Finance BV 7.250% due 07/25/17 ~	840,000	833,948
FBN Finance Co BV 8.000% due 07/23/21 § ~	3,250,000	2,996,500
First Bank of Nigeria Ltd 8.250% due 08/07/20 § ~	2,600,000	2,444,000
GTB Finance BV 6.000% due 11/08/18 ~	1,336,000	1,277,216
Sea Trucks Group Ltd 9.000% due 03/26/18 ~	4,030,000	3,375,125
Seven Energy Ltd 10.250% due 10/11/21 ~	1,240,000	1,060,200

		13,352,639

Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21 ~	1,700,000	1,895,500
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	2,195,000	2,883,791

		4,779,291

Russia - 4.9%

Alfa Bank OJSC 7.500% due 09/26/19 ~	1,325,000	1,285,250
7.875% due 09/25/17 ~	830,000	860,262
8.625% due 04/26/16 ~	RUB 28,900,000	509,501
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	$1,665,000	965,700
Credit Bank of Moscow 7.700% due 02/01/18 ~	1,970,000	1,942,578
Gazprom Neft OAO 4.375% due 09/19/22 ~	3,663,000	3,131,865
Gazprom OAO 4.300% due 11/12/15 ~	1,280,000	1,289,912
8.625% due 04/28/34 ~	805,000	901,801
9.250% due 04/23/19 ~	681,000	759,315
Evraz Group SA 9.500% due 04/24/18 ~	1,120,000	1,158,875
Metalloinvest Finance Ltd 5.625% due 04/17/20 ~	1,597,000	1,469,048
6.500% due 07/21/16 ~	850,000	864,535
Polyus Gold International Ltd 5.625% due 04/29/20 ~	1,468,000	1,390,930
Rosneft Oil Co 4.199% due 03/06/22 ~	864,000	741,960
Sberbank of Russia 5.125% due 10/29/22 ~	1,320,000	1,137,180
5.250% due 05/23/23 ~	1,110,000	901,764
5.500% due 02/26/24 § ~	1,880,000	1,575,229

	Principal Amount	Value
TMK OAO 6.750% due 04/03/20 ~	$1,663,000	$1,455,125
7.750% due 01/27/18 ~	2,280,000	2,255,604
Vimpel Communications 7.748% due 02/02/21 ~	2,142,000	2,171,452
9.125% due 04/30/18 ~	530,000	572,570
VimpelCom Holdings BV 5.200% due 02/13/19 ~	500,000	479,625
7.504% due 03/01/22 ~	2,478,000	2,434,635
9.000% due 02/13/18 ~	RUB 62,918,000	1,061,916
Vnesheconombank 4.224% due 11/21/18 ~	$2,330,000	2,178,480
5.450% due 11/22/17 ~	3,410,000	3,444,100
5.942% due 11/21/23 ~	2,720,000	2,386,800
6.025% due 07/05/22 ~	2,647,000	2,383,989
6.800% due 11/22/25 ~	3,214,000	2,924,740
6.902% due 07/09/20 ~	716,000	701,680

		45,336,421

Singapore - 0.1%

Puma International Financing SA 6.750% due 02/01/21 ~	1,270,000	1,298,765

South Africa - 0.4%

Edcon Ltd 9.500% due 03/01/18 ~	EUR 2,593,000	2,287,864
Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 12,020,000	971,000

		3,258,864

Turkey - 0.3%

Akbank TAS 7.500% due 02/05/18 ~	TRY 900,000	303,717
Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	2,365,000	793,437
Turkiye Is Bankasi 6.000% due 10/24/22 ~	$1,350,000	1,353,780

		2,450,934

Ukraine - 1.7%

Ferrexpo Finance PLC 7.875% due 04/07/16 ~	998,000	940,036
10.375% due 04/07/19 ~	1,784,000	1,552,080
Metinvest BV 8.750% due 02/14/18 ~	6,600,000	3,795,000
10.500% due 11/28/17 ~	4,052,000	2,390,680
MHP SA 8.250% due 04/02/20 ~	5,630,000	4,588,450
Oschadbank 8.875% due 03/20/18 ~	770,000	574,420
Ukraine Railways 9.500% due 05/21/18 ~	645,000	404,866
Ukreximbank 8.750% due 01/22/18 ~	2,201,000	1,667,808

		15,913,340

United Arab Emirates - 0.8%

Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 3,400,000	5,504,120
Emirates Airline 4.500% due 02/06/25 ~	$466,666	472,033
Emirates NBD PJSC 4.625% due 03/28/17 ~	460,000	478,975
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	848,000	965,795
Topaz Marine SA 8.625% due 11/01/18 ~	400,000	395,000

		7,815,923

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Venezuela - 2.1%

Petroleos de Venezuela SA 5.000% due 10/28/15	$3,989,000	$3,933,154
5.125% due 10/28/16	3,572,085	2,366,506
5.250% due 04/12/17 ~	1,250,000	628,688
5.375% due 04/12/27 ~	962,000	334,295
8.500% due 11/02/17 ~	11,761,700	8,115,573
9.000% due 11/17/21 ~	2,210,581	911,865
9.750% due 05/17/35 ~	5,091,498	2,084,968
12.750% due 02/17/22 ~	1,082,000	539,377

		18,914,426

Vietnam - 0.1%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	450,000	470,250

Total Corporate Bonds & Notes (Cost $336,672,296)		329,048,391

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Czech Republic - 0.0%

New World Resources NV 4.000% PIK due 10/07/20 ~	EUR 1,003,079	139,785

Total Convertible Corporate Bonds & Notes (Cost $586,898)		139,785

SENIOR LOAN NOTES - 0.8%

United Arab Emirates - 0.8%

Dubai World Term B1 2.000% PIK due 09/30/18 §	$8,554,529	7,450,995

Total Senior Loan Notes (Cost $7,218,324)		7,450,995

FOREIGN GOVERNMENT BONDS & NOTES - 52.7%

Argentina - 0.4%

Argentine Republic Government 2.500% due 12/31/38 Y	5,352,197	2,916,947
8.280% due 12/31/33 Y	392,070	369,526
8.750% due 06/02/17 Y	153,729	145,274

		3,431,747

Armenia - 0.2%

Republic of Armenia 7.150% due 03/26/25 ~	1,720,000	1,711,400

Azerbaijan - 0.2%

Republic of Azerbaijan 4.750% due 03/18/24 ~	1,464,000	1,498,843

Belarus - 1.5%

Republic of Belarus 8.750% due 08/03/15 ~	5,316,000	5,294,736
8.950% due 01/26/18 ~	8,448,000	8,188,224

		13,482,960

	Principal Amount	Value
Bolivia - 0.2%

Bolivian Government 4.875% due 10/29/22 ~	$830,000	$832,075
5.950% due 08/22/23 ~	1,230,000	1,309,950

		2,142,025

Brazil - 6.1%

Banco Nacional de Desenvolvimento Economico e Social 5.500% due 07/12/20 ~	370,000	387,464
5.750% due 09/26/23 ~	1,100,000	1,128,270
6.500% due 06/10/19 ~	1,368,000	1,482,570
Brazil Letras do Tesouro Nacional 8.721% due 01/01/17	BRL 28,332,000	7,484,492
13.477% due 01/01/18	86,371,000	20,352,481
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/21	43,327,000	12,570,794
10.000% due 01/01/23	2,887,000	820,448
10.000% due 01/01/25	3,798,000	1,057,445
Brazilian Government 2.625% due 01/05/23	$1,690,000	1,499,875
4.250% due 01/07/25	2,304,000	2,226,240
4.875% due 01/22/21	855,000	895,613
5.000% due 01/27/45	2,837,000	2,468,190
5.625% due 01/07/41	641,000	615,360
7.125% due 01/20/37	1,354,000	1,536,790
8.250% due 01/20/34	939,000	1,169,055
8.875% due 04/15/24	620,000	816,850

		56,511,937

Chile - 0.1%

Chile Government 3.250% due 09/14/21	530,000	554,645
6.000% due 01/01/20 ~	CLP 485,000,000	840,419

		1,395,064

Colombia - 4.6%

Colombia Government 4.000% due 02/26/24	$1,260,000	1,256,850
5.000% due 06/15/45	1,973,000	1,834,890
5.625% due 02/26/44	2,973,000	3,025,028
6.125% due 01/18/41	4,053,000	4,417,770
7.375% due 09/18/37	1,818,000	2,254,320
8.125% due 05/21/24	2,025,000	2,605,163
9.850% due 06/28/27	COP 1,376,000,000	650,707
11.750% due 02/25/20	$1,850,000	2,525,250
12.000% due 10/22/15	COP 1,750,000,000	685,500
Colombian TES 6.000% due 04/28/28	13,757,100,000	4,517,976
7.000% due 09/11/19	3,617,800,000	1,451,060
7.250% due 06/15/16	36,237,600,000	14,281,457
7.500% due 08/26/26	4,758,600,000	1,803,054
10.000% due 07/24/24	3,180,600,000	1,443,829

		42,752,854

Costa Rica - 0.2%

Costa Rica Government 4.250% due 01/26/23 ~	$1,161,000	1,077,408
4.375% due 04/30/25 ~	600,000	543,600
5.625% due 04/30/43 ~	400,000	334,000

		1,955,008

Croatia - 1.0%

Croatia Government 6.250% due 04/27/17 ~	1,403,000	1,488,934
6.375% due 03/24/21 ~	2,714,000	2,941,298

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
6.625% due 07/14/20 ~	$2,565,000	$2,817,883
6.750% due 11/05/19 ~	1,400,000	1,547,868

		8,795,983

Dominican Republic - 1.3%

Dominican Republic 5.500% due 01/27/25 ~	2,040,000	2,055,300
5.875% due 04/18/24 ~	2,579,000	2,688,607
6.600% due 01/28/24 ~	1,375,000	1,488,438
6.850% due 01/27/45 ~	1,850,000	1,896,250
7.450% due 04/30/44 ~	1,320,000	1,448,700
7.500% due 05/06/21 ~	2,355,000	2,655,262

		12,232,557

Ecuador - 1.5%

Ecuador Government 7.950% due 06/20/24 ~	4,880,000	4,379,800
9.375% due 12/15/15 ~	2,523,000	2,510,385
10.500% due 03/24/20 ~	6,487,000	6,535,652

		13,425,837

Egypt - 0.2%

Egypt Government 5.750% due 04/29/20 ~	781,000	815,364
5.875% due 06/11/25 ~	840,000	822,360
6.875% due 04/30/40 ~	570,000	560,025

		2,197,749

El Salvador - 0.5%

El Salvador Government 5.875% due 01/30/25 ~	900,000	867,375
6.375% due 01/18/27 ~	405,000	393,863
7.375% due 12/01/19 ~	570,000	622,725
7.625% due 02/01/41 ~	428,000	427,465
7.650% due 06/15/35 ~	1,360,000	1,373,600
8.250% due 04/10/32 ~	745,000	817,637

		4,502,665

Ethiopia - 0.3%

Federal Democratic Republic of Ethiopia 6.625% due 12/11/24 ~	2,420,000	2,398,220

Gabon - 0.6%

Gabonese Republic 6.375% due 12/12/24 ~	5,657,300	5,530,011

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,380,000	1,504,200

Guatemala - 0.2%

Guatemala Government 4.875% due 02/13/28 ~	2,370,000	2,328,525

Hungary - 2.3%

Hungary Government 4.125% due 02/19/18	2,702,000	2,818,862
5.375% due 02/21/23	3,904,000	4,242,477
5.375% due 03/25/24	2,028,000	2,202,915
5.750% due 11/22/23	3,826,000	4,256,425
6.250% due 01/29/20	2,565,000	2,885,625
7.625% due 03/29/41	3,374,000	4,487,892

		20,894,196

	Principal Amount	Value
Indonesia - 1.8%

Indonesia Government 4.125% due 01/15/25 ~	$750,000	$737,813
4.875% due 05/05/21 ~	1,176,000	1,251,029
5.125% due 01/15/45 ~	1,480,000	1,415,250
5.875% due 03/13/20 ~	1,131,000	1,261,065
6.875% due 01/17/18 ~	2,410,000	2,703,369
7.750% due 01/17/38 ~	660,000	843,150
11.625% due 03/04/19 ~	1,329,000	1,744,313
Indonesia Treasury 7.000% due 05/15/27	IDR 4,974,000,000	338,149
8.375% due 09/15/26	2,174,000,000	163,796
9.000% due 03/15/29	50,169,000,000	3,980,346
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$960,000	937,248
6.125% due 03/15/19 ~	1,364,000	1,529,385

		16,904,913

Iraq - 0.3%

Republic of Iraq 5.800% due 01/15/28 ~	3,040,000	2,473,344

Ivory Coast - 2.0%

Ivory Coast Government 5.375% due 07/23/24 ~	1,965,000	1,861,837
5.750% due 12/31/32 § ~	17,748,000	16,819,780

		18,681,617

Kazakhstan - 0.2%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	1,420,000	1,256,700
Kazakhstan Government 4.875% due 10/14/44 ~	750,000	650,625

		1,907,325

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	1,380,000	1,407,020

Latvia - 0.3%

Republic of Latvia 2.750% due 01/12/20 ~	2,485,000	2,491,213

Lebanon - 1.5%

Lebanon Government 5.150% due 11/12/18 ~	502,000	506,393
5.450% due 11/28/19 ~	1,023,000	1,034,509
6.000% due 01/27/23 ~	774,000	783,675
6.100% due 10/04/22 ~	3,566,000	3,636,535
6.375% due 03/09/20	2,010,000	2,097,938
6.600% due 11/27/26 ~	3,612,000	3,723,972
8.250% due 04/12/21 ~	2,179,000	2,467,717

		14,250,739

Lithuania - 0.8%

Lithuania Government 6.125% due 03/09/21 ~	2,270,000	2,623,780
6.625% due 02/01/22 ~	1,665,000	1,987,594
7.375% due 02/11/20 ~	2,515,000	3,001,149

		7,612,523

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Malaysia - 0.1%

Malaysia Government 4.935% due 09/30/43	MYR 2,530,000	$690,665

Mexico - 3.6%

Mexican Bonos 6.500% due 06/09/22	MXN 22,470,000	1,484,635
7.500% due 06/03/27	41,330,000	2,895,293
8.000% due 06/11/20	62,040,000	4,431,786
8.000% due 12/07/23	51,390,000	3,701,254
10.000% due 12/05/24	117,820,000	9,617,125
Mexico Government 4.000% due 03/15/15	EUR 2,958,000	2,875,682
4.600% due 01/23/46	$3,011,000	2,803,994
4.750% due 03/08/44	1,480,000	1,420,800
5.550% due 01/21/45	1,986,000	2,125,020
5.750% due 10/12/10	1,416,000	1,401,840
6.050% due 01/11/40	650,000	742,625

		33,500,054

Morocco - 0.5%

Morocco Government 4.250% due 12/11/22 ~	3,000,000	3,075,000
5.500% due 12/11/42 ~	1,697,000	1,730,548

		4,805,548

Pakistan - 1.0%

Pakistan Government 6.750% due 12/03/19 ~	2,240,000	2,304,537
6.875% due 06/01/17 ~	1,394,000	1,454,987
7.125% due 03/31/16 ~	384,000	396,000
7.250% due 04/15/19 ~	2,696,000	2,839,252
8.250% due 04/15/24 ~	1,736,000	1,896,580

		8,891,356

Panama - 0.8%

Panama Government 4.000% due 09/22/24	770,000	777,700
4.300% due 04/29/53	1,710,000	1,500,525
6.700% due 01/26/36	1,804,000	2,236,960
7.125% due 01/29/26	295,000	373,912
8.875% due 09/30/27	670,000	951,400
9.375% due 04/01/29	783,000	1,162,755

		7,003,252

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	1,390,000	1,410,850

Peru - 1.5%

Peruvian Government 5.625% due 11/18/50	3,041,000	3,405,920
5.700% due 08/12/24 ~	PEN 4,858,000	1,457,362
6.950% due 08/12/31 ~	701,000	216,310
7.350% due 07/21/25	$3,017,000	3,944,728
8.200% due 08/12/26 ~	PEN 2,713,000	956,965
8.750% due 11/21/33	$2,472,000	3,745,080

		13,726,365

Philippines - 1.7%

Philippine Government 3.900% due 11/26/22	PHP 56,000,000	1,233,462
4.000% due 01/15/21	$3,095,000	3,354,361
4.950% due 01/15/21	PHP 20,000,000	466,862

	Principal Amount	Value
6.250% due 01/14/36	PHP 28,000,000	$709,087
6.375% due 10/23/34	$1,389,000	1,845,634
7.750% due 01/14/31	2,010,000	2,906,962
9.500% due 02/02/30	2,125,000	3,447,812
10.625% due 03/16/25	980,000	1,566,775

		15,530,955

Poland - 0.2%

Poland Government 3.000% due 03/17/23	514,000	505,930
5.000% due 03/23/22	1,065,000	1,183,322

		1,689,252

Romania - 1.2%

Romanian Government 4.375% due 08/22/23 ~	4,726,000	4,867,307
6.125% due 01/22/44 ~	330,000	371,085
6.750% due 02/07/22 ~	5,022,000	5,882,018

		11,120,410

Russia - 1.4%

Russian Federal 6.200% due 01/31/18	RUB 20,303,000	331,485
6.400% due 05/27/20	61,656,000	934,588
6.700% due 05/15/19	38,442,000	611,617
6.800% due 12/11/19	20,115,000	314,747
7.000% due 01/25/23	79,275,000	1,162,872
7.000% due 08/16/23	33,991,000	492,449
7.050% due 01/19/28	67,472,000	923,102
7.400% due 06/14/17	50,071,000	861,510
7.500% due 03/15/18	59,097,000	994,052
7.500% due 02/27/19	66,078,000	1,083,040
7.600% due 04/14/21	92,718,000	1,452,473
7.600% due 07/20/22	39,222,000	601,994
8.150% due 02/03/27	39,522,000	597,288
Russian Foreign 5.875% due 09/16/43 ~	$1,200,000	1,161,888
7.500% due 03/31/30 ~ §	951,714	1,117,300

		12,640,405

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	1,810,000	2,027,562

Serbia - 0.6%

Republic of Serbia 4.875% due 02/25/20 ~	1,580,000	1,598,802
5.875% due 12/03/18 ~	1,850,000	1,954,063
7.250% due 09/28/21 ~	2,160,000	2,427,300

		5,980,165

South Africa - 3.3%

South Africa Government 5.500% due 03/09/20	2,559,000	2,796,987
5.875% due 05/30/22	2,044,000	2,274,461
6.250% due 03/31/36	ZAR 30,820,000	1,912,132
6.875% due 05/27/19	$3,145,000	3,593,163
7.000% due 02/28/31	ZAR 66,374,890	4,660,318
7.750% due 02/28/23	32,350,000	2,601,880
8.000% due 01/31/30	24,420,000	1,895,436
8.250% due 03/31/32	41,850,000	3,301,052
8.500% due 01/31/37	20,120,000	1,589,168
8.750% due 02/28/48	35,840,000	2,888,617
10.500% due 12/21/26	31,200,000	2,986,901

		30,500,115

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Thailand - 0.2%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 37,145,114	$998,691
4.675% due 06/29/44	27,430,000	920,880

		1,919,571

Turkey - 2.8%

Turkey Government 3.000% due 02/23/22 ^	TRY 6,521,618	2,503,916
3.250% due 03/23/23	$710,000	662,963
4.875% due 04/16/43	755,000	689,851
5.625% due 03/30/21	482,000	521,958
5.750% due 03/22/24	1,290,000	1,402,875
6.000% due 01/14/41	765,000	808,796
6.250% due 09/26/22	720,000	802,757
6.750% due 04/03/18	3,616,000	3,996,526
6.750% due 05/30/40	1,095,000	1,263,356
6.875% due 03/17/36	1,706,000	1,985,357
7.000% due 03/11/19	688,000	775,823
7.000% due 06/05/20	481,000	550,247
7.100% due 03/08/23	TRY 10,922,000	3,624,909
7.375% due 02/05/25	$1,905,000	2,290,762
7.500% due 07/14/17	1,282,000	1,419,623
7.500% due 11/07/19	695,000	803,073
10.400% due 03/20/24	TRY 3,130,000	1,257,209

		25,360,001

Ukraine - 1.1%

Ukraine Government 6.250% due 06/17/16 ~	$680,000	343,400
7.500% due 04/17/23 ~	2,191,000	1,166,707
7.750% due 09/23/20 ~	1,347,000	673,500
7.800% due 11/28/22 ~	8,368,000	4,372,280
7.950% due 02/23/21 ~	2,135,000	1,126,213
9.250% due 07/24/17 ~	5,978,000	2,912,780

		10,594,880

United Arab Emirates - 0.1%

Emirate of Dubai Government 5.250% due 01/30/43 ~	1,467,000	1,315,283

Uruguay - 1.4%

Uruguay Government 3.700% due 06/26/37 ^	UYU 30,714,478	970,110
4.125% due 11/20/45	$1,133,086	971,621
4.250% due 04/05/27 ^	UYU 60,450,948	2,149,392
4.500% due 08/14/24	$2,366,120	2,490,341
5.000% due 09/14/18 ^	UYU 28,403,205	1,072,858
5.100% due 06/18/50	$985,000	940,675
7.625% due 03/21/36	1,323,000	1,769,513
7.875% PIK due 01/15/33	1,757,000	2,367,558

		12,732,068

Venezuela - 1.7%

Venezuela Government 5.750% due 02/26/16 ~	2,035,000	1,686,506
6.000% due 12/09/20 ~	1,115,000	420,912
7.650% due 04/21/25	895,000	331,150
7.750% due 10/13/19 ~	1,774,000	700,730
8.250% due 10/13/24 ~	1,867,000	709,460
9.000% due 05/07/23 ~	1,595,000	630,025
9.250% due 09/15/27	1,711,000	735,730
9.250% due 05/07/28 ~	1,633,000	636,870
11.750% due 10/21/26 ~	8,998,500	3,936,844
11.950% due 08/05/31 ~	11,538,200	5,019,117
12.750% due 08/23/22 ~	1,789,000	840,830

		15,648,174

	Principal Amount	Value
Vietnam - 0.5%

Vietnam Government 4.800% due 11/19/24 ~	$1,916,000	$1,925,580
6.750% due 01/29/20 ~	2,485,000	2,758,350

		4,683,930

Total Foreign Government Bonds & Notes (Cost $519,670,273)		486,191,336

SHORT-TERM INVESTMENT - 5.4%

Repurchase Agreement - 5.4%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $49,741,411; collateralized by U.S. Treasury Notes: 2.000% due 08/31/21 and value $50,740,125)	49,741,411	49,741,411

Total Short-Term Investment (Cost $49,741,411)		49,741,411

TOTAL INVESTMENTS - 94.7% (Cost $913,889,202)		872,571,918

OTHER ASSETS & LIABILITIES, NET - 5.3%		48,439,278

NET ASSETS - 100.0%		$921,011,196

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	52.7%
Corporate Bonds & Notes	35.8%
Short-Term Investment	5.4%
Others (each less than 3.0%)	0.8%

94.7%
Other Assets & Liabilities, Net	5.3%

100.0%

(b)	As of June 30, 2015, the portfolio’s composition by country of risk as a percentage of net assets was as follows (See Note 4 in Notes to Financial Statements):

Brazil	9.0%
Russia	6.3%
Mexico	6.0%
Colombia	5.8%
United States (Includes Short-Term Investment)	5.4%
Kazakhstan	4.6%
China	3.8%
Venezuela	3.8%
South Africa	3.7%
Turkey	3.1%
Others (each less than 3.0%)	43.2%

94.7%
Other Assets & Liabilities, Net	5.3%

100.0%

(c)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(d)	Investments with a total aggregate value of $6,130,210 or 0.7% of the portfolio’s net assets were in default as of June 30, 2015.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	1,621,535	USD	517,566	07/15	ABN	$3,979
BRL	33,846,742	USD	10,909,154	07/15	BNP	(22,807)
BRL	660,009	USD	210,866	07/15	CIT	1,417
BRL	8,863,551	USD	2,856,814	07/15	DUB	(5,973)
BRL	1,373,092	USD	438,128	07/15	GSC	3,509
BRL	14,326,263	USD	4,500,302	07/15	HSB	107,546
BRL	13,166,844	USD	4,158,564	07/15	MER	76,374
BRL	17,564,653	USD	5,661,269	07/15	MSC	(11,836)
BRL	29,127,203	USD	9,202,036	07/15	MSC	166,336
CLP	7,501,376,342	USD	12,086,323	07/15	ABN	(382,740)
CLP	6,667,924,500	USD	10,910,000	07/15	BNP	(506,762)
CLP	1,816,438,376	USD	2,911,659	07/15	HSB	(77,667)
CNY	5,302,912	USD	862,501	08/15	SCB	2,175
CNY	83,557,026	USD	13,571,062	09/15	JPM	30,603
COP	615,802,513	USD	252,689	07/15	BNP	(17,029)
COP	982,087,121	USD	402,247	07/15	CIT	(26,416)
COP	38,081,206,084	USD	15,201,980	07/15	CSF	(628,816)
COP	486,194,214	USD	189,439	07/15	DUB	(3,379)
COP	1,010,032,397	USD	394,741	07/15	HSB	(8,216)
COP	1,639,869,144	USD	670,793	07/15	JPM	(43,237)
COP	8,376,910,679	USD	3,281,203	07/15	MER	(67,138)
COP	11,936,827,415	USD	4,666,469	07/15	MSC	(86,531)
COP	1,926,521,426	USD	751,659	07/15	SCB	(14,405)
CZK	164,713,941	USD	6,465,202	07/15	BRC	270,565
CZK	8,162,169	USD	340,000	07/15	CIT	(6,219)
EUR	289,883	USD	323,062	07/15	BNP	178
EUR	2,482,515	USD	2,792,842	07/15	BRC	(24,660)
EUR	2,482,515	USD	2,789,627	07/15	DUB	(21,445)
HUF	2,137,710,907	USD	7,622,703	07/15	HSB	(72,209)
HUF	2,191,740,170	USD	7,869,238	09/15	GSC	(133,717)
IDR	24,658,068,422	USD	1,824,091	07/15	UBS	11,247
ILS	12,704,007	USD	3,234,465	07/15	BNP	132,017
ILS	879,863	USD	230,000	07/15	MER	3,158
INR	726,087,998	USD	11,169,725	08/15	MER	147,343
KRW	15,425,077,335	USD	13,745,391	09/15	BRC	1,797
MXN	3,842,909	USD	248,409	07/15	BNP	(4,412)
MXN	151,303,540	USD	9,920,000	07/15	DUB	(313,336)
MXN	14,803,964	USD	957,631	07/15	HSB	(17,688)
MXN	96,348,942	USD	6,248,958	07/15	JPM	(131,507)
MXN	149,677,001	USD	9,620,272	07/15	MER	(116,881)
MXN	44,980,160	USD	2,960,000	07/15	SCB	(104,090)
MXN	170,769,527	USD	11,010,285	07/15	UBS	(167,674)
MYR	19,245,430	USD	5,344,320	07/15	BNP	(228,630)
MYR	18,356,414	USD	5,097,305	07/15	DUB	(217,927)
MYR	38,203,740	USD	10,120,196	08/15	MER	10,287
PEN	3,692,938	USD	1,162,764	07/15	BNP	(5,896)
PEN	6,875,023	USD	2,147,246	07/15	BNP	6,458
PEN	400,285	USD	125,935	07/15	GSC	(540)
PLN	4,225,714	USD	1,123,920	07/15	BRC	(922)
PLN	38,186,854	USD	10,303,784	07/15	HSB	(155,501)
PLN	8,882,429	USD	2,470,000	07/15	MER	(109,465)
PLN	6,557,439	USD	1,722,865	08/15	CIT	18,534
PLN	63,494,011	USD	17,020,698	09/15	BNP	(175,038)
RON	1,718,200	USD	440,000	07/15	ING	(12,054)
RON	34,657,886	USD	8,375,516	07/15	MSC	256,593
RUB	712,541,915	USD	12,886,773	07/15	BRC	(114,380)
THB	25,978,557	USD	772,321	07/15	BRC	(3,923)
THB	69,970,488	USD	2,081,835	07/15	DUB	(12,236)
THB	186,835,888	USD	5,557,449	07/15	JPM	(31,185)
THB	111,435,795	USD	3,286,222	08/15	HSB	6,510
THB	189,962,420	USD	5,599,482	08/15	UBS	13,574
TRY	24,449,176	USD	8,722,192	07/15	DUB	321,797
TRY	6,897,114	USD	2,580,000	07/15	GSC	(28,690)
TRY	4,694,615	USD	1,730,000	07/15	HSB	6,584
TRY	14,733,890	USD	5,281,437	07/15	MSC	168,773
TRY	6,124,764	USD	2,246,655	09/15	MER	(19,182)
TWD	263,432,568	USD	8,533,611	08/15	SCB	1,622

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	522,637	BRL	1,621,535	07/15	ABN	$1,093
USD	10,550,000	BRL	33,846,742	07/15	BNP	(336,347)
USD	212,728	BRL	660,009	07/15	CIT	445
USD	2,790,000	BRL	8,863,551	07/15	DUB	(60,841)
USD	442,562	BRL	1,373,092	07/15	GSC	925
USD	4,617,502	BRL	14,326,263	07/15	HSB	9,653
USD	4,243,810	BRL	13,166,844	07/15	MER	8,872
USD	5,460,457	BRL	17,564,653	07/15	MSC	(188,976)
USD	9,387,998	BRL	29,127,203	07/15	MSC	19,627
USD	500,984	BRL	1,621,535	10/15	ABN	(3,727)
USD	204,110	BRL	660,009	10/15	CIT	(1,321)
USD	424,160	BRL	1,373,092	10/15	GSC	(3,221)
USD	10,071,750	CLP	6,157,450,663	07/15	BNP	464,948
USD	210,000	CLP	131,575,500	07/15	CSF	4,717
USD	1,229,470	CNY	7,672,260	08/15	HSB	(21,340)
USD	5,927,778	COP	15,220,801,851	07/15	CSF	87,840
USD	15,292,717	COP	37,690,852,389	07/15	JPM	868,936
USD	3,272,870	COP	8,376,910,679	07/15	MER	67,139
USD	6,646,410	COP	17,029,763,658	07/15	MSC	124,282
USD	1,408,931	COP	3,606,484,500	07/15	SCB	28,778
USD	520,000	CZK	12,998,118	07/15	BNP	(11,541)
USD	1,853,104	CZK	46,499,560	07/15	CIT	(48,437)
USD	520,000	CZK	13,084,531	07/15	MER	(15,075)
USD	7,855,019	EUR	6,982,208	07/15	BRC	69,357
USD	7,845,977	EUR	6,982,208	07/15	DUB	60,315
USD	5,068,237	GBP	3,241,821	07/15	JPM	(24,945)
USD	1,160,000	HUF	328,245,200	07/15	JPM	623
USD	920,000	HUF	261,545,512	07/15	UBS	(3,791)
USD	3,990,000	HUF	1,101,426,732	07/15	UBS	99,710
USD	3,091,614	IDR	41,613,129,309	07/15	HSB	(5,716)
USD	1,970,000	IDR	26,457,100,000	07/15	JPM	757
USD	482,249	IDR	6,500,715,000	07/15	SCB	(1,610)
USD	257,099	IDR	3,505,548,886	08/15	HSB	(1,925)
USD	158,433	IDR	2,160,227,710	08/15	SCB	(1,186)
USD	1,450,000	ILS	5,636,972	07/15	MER	(43,762)
USD	8,100,000	MXN	126,054,168	07/15	DUB	96,486
USD	4,570,897	MXN	71,380,034	07/15	HSB	38,788
USD	15,620,000	MXN	240,921,752	07/15	JPM	323,237
USD	2,390,000	MYR	8,735,450	07/15	BNP	68,002
USD	1,570,000	PEN	4,987,890	07/15	BNP	7,469
USD	430,000	PEN	1,369,980	07/15	HSB	833
USD	460,000	PEN	1,466,020	07/15	SCB	747
USD	147,908	PHP	6,734,263	08/15	BNP	(1,073)
USD	5,490,000	PLN	20,813,921	07/15	BNP	(41,369)
USD	7,690,000	PLN	28,247,000	07/15	BNP	183,266
USD	650,000	RON	2,631,288	07/15	BNP	(5,365)
USD	2,400,000	RON	9,755,100	07/15	MER	(29,666)
USD	600,000	RON	2,445,724	07/15	UBS	(9,147)
USD	2,142,760	RUB	120,637,388	07/15	BRC	(19,679)
USD	6,420,000	RUB	338,907,800	07/15	CSF	345,040
USD	3,360,000	RUB	180,230,400	07/15	MSC	129,350
USD	580,658	SGD	781,740	07/15	BRC	495
USD	1,330,000	SGD	1,804,810	07/15	JPM	(9,429)
USD	990,367	SGD	1,333,430	07/15	SCB	770
USD	2,000,000	THB	67,840,000	07/15	JPM	(6,583)
USD	4,890,000	TRY	13,109,173	07/15	CIT	40,789
USD	4,460,000	TRY	12,211,131	07/15	MER	(57,017)
USD	2,180,000	TRY	5,862,892	07/15	MER	11,259
USD	1,802,127	ZAR	21,904,858	07/15	HSB	10,567
USD	2,460,000	ZAR	29,949,516	07/15	MSC	10,481
USD	4,800,000	ZAR	58,655,746	07/15	UBS	2,649
ZAR	23,117,450	USD	1,880,000	07/15	ANZ	10,736
ZAR	31,213,260	USD	2,600,000	07/15	CIT	(47,122)
ZAR	4,762,592	USD	387,743	07/15	DUB	1,781
ZAR	58,885,323	USD	4,753,570	07/15	JPM	62,558
ZAR	106,196,968	USD	8,769,949	07/15	MSC	(84,284)

Total Forward Foreign Currency Contracts						($184,558)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(f)	Swap agreements outstanding as of June 30, 2015 were as follows:

Cross Currency Swaps - Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EUR 590,000	$643,690	3-Month USD-LIBOR	HSB	1.078%	06/05/45	$50,705	($738)	$51,443

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	HSB	13.270%	01/02/17	BRL 37,649,418	($82,875)	$-	($82,875)
Brazil CETIP Interbank	HSB	11.990%	01/02/18	11,402,022	(79,221)	-	(79,221)
Brazil CETIP Interbank	HSB	12.123%	01/02/18	8,210,528	(50,007)	-	(50,007)
Brazil CETIP Interbank	HSB	12.140%	01/02/18	10,209,778	(61,150)	-	(61,150)
Brazil CETIP Interbank	HSB	13.235%	01/02/18	33,118,865	10,587	-	10,587

					($262,666)	$-	($262,666)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 7.875% due 04/15/19	ANZ	04/15/19	IDR 54,436,000,000	$4,125,122	$4,777,251	($652,129)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	8,500,000,000	774,866	1,075,510	(300,644)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	46,633,000,000	3,598,213	3,894,412	(296,199)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	8,000,000,000	725,519	966,375	(240,856)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	16,000,000,000	1,234,988	1,506,667	(271,679)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,227,036	1,618,076	(391,040)
Indonesia Treasury 9.000% due 03/15/29	SCB	03/15/29	7,000,000,000	569,239	617,751	(48,512)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	11,500,000,000	1,048,290	1,372,400	(324,110)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	855,098	1,147,409	(292,311)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	4,361,000,000	335,849	359,168	(23,319)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	30,388,000,000	2,340,242	2,502,732	(162,492)

				$16,834,462	$19,837,753	($3,003,291)

Total Swap Agreements				$16,622,501	$19,837,015	($3,214,514)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$329,048,391	$-	$329,048,391	$-
	Convertible Corporate Bonds & Notes	139,785	-	139,785	-
	Senior Loan Notes	7,450,995	-	7,450,995	-
	Foreign Government Bonds & Notes	486,191,336	-	486,191,336	-
	Short-Term Investment	49,741,411	-	49,741,411	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,032,296	-	5,032,296	-
	Swaps	50,705	-	50,705	-

	Total Foreign Currency Contracts	5,083,001	-	5,083,001	-

	Interest Rate Contracts
	Swaps	16,845,049	-	16,845,049	-

	Total Assets - Derivatives	21,928,050	-	21,928,050	-

	Total Assets	894,499,968	-	894,499,968	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,216,854)	-	(5,216,854)	-
	Interest Rate Contracts
	Swaps	(273,253)	-	(273,253)	-

	Total Liabilities - Derivatives	(5,490,107)	-	(5,490,107)	-

	Total Liabilities	(5,490,107)	-	(5,490,107)	-

	Total	$889,009,861	$-	$889,009,861	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	4,819,973	$326,697,773

TOTAL INVESTMENTS - 100.0% (Cost $283,416,134)		326,697,773

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(112,945)

NET ASSETS - 100.0%		$326,584,828

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	6,922,380	$322,652,125

TOTAL INVESTMENTS - 100.0% (Cost $274,791,059)		322,652,125

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(122,399)

NET ASSETS - 100.0%		$322,529,726

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$326,697,773	$326,697,773	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$322,652,125	$322,652,125	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”) (See Note 1 in Notes to Financial Statements). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 16.6%

Carnival Corp	668,537	$33,019,042
CBS Corp ‘B’	113,556	6,302,358
Comcast Corp ‘A’	342,761	20,613,647
Fossil Group Inc *	62,207	4,314,677
General Motors Co	725,895	24,194,080
Johnson Controls Inc	492,671	24,401,995
Kohl’s Corp	314,787	19,708,814
Newell Rubbermaid Inc	247,161	10,160,789
Target Corp	184,889	15,092,489
Time Warner Cable Inc	104,901	18,690,211
Time Warner Inc	106,002	9,265,635
Twenty-First Century Fox Inc ‘B’	501,440	16,156,397
Viacom Inc ‘B’	327,492	21,169,083

		223,089,217

Consumer Staples - 5.4%

ConAgra Foods Inc	614,417	26,862,311
CVS Health Corp	57,458	6,026,195
Mondelez International Inc ‘A’	262,455	10,797,399
The Coca-Cola Co	357,382	14,020,096
Unilever NV ‘NY’ (United Kingdom)	158,627	6,636,953
Wal-Mart Stores Inc	106,918	7,583,694

		71,926,648

Energy - 14.6%

BP PLC ADR (United Kingdom)	622,765	24,885,689
Chevron Corp	139,280	13,436,342
Devon Energy Corp	256,441	15,255,675
Halliburton Co	294,340	12,677,224
Hess Corp	118,742	7,941,465
Murphy Oil Corp	317,650	13,204,710
Noble Corp PLC	530,909	8,170,690
Occidental Petroleum Corp	159,121	12,374,840
QEP Resources Inc	567,479	10,504,036
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	446,333	25,445,444
Suncor Energy Inc (NYSE) (Canada)	995,351	27,392,060
Weatherford International PLC *	2,058,947	25,263,280

		196,551,455

Financials - 27.2%

Aflac Inc	208,930	12,995,446
Ally Financial Inc *	269,711	6,049,618
Bank of America Corp	2,061,319	35,083,649
Citigroup Inc	1,188,729	65,665,390
Citizens Financial Group Inc	307,867	8,407,848
Fifth Third Bancorp	899,506	18,727,715
JPMorgan Chase & Co	718,595	48,691,997
MetLife Inc	370,930	20,768,371
Morgan Stanley	609,517	23,643,164
State Street Corp	293,559	22,604,043
The Allstate Corp	240,315	15,589,234
The Bank of New York Mellon Corp	484,922	20,352,176
The Goldman Sachs Group Inc	73,920	15,433,757
The PNC Financial Services Group Inc	215,442	20,607,027
US Bancorp	120,469	5,228,355
Wells Fargo & Co	458,792	25,802,462

		365,650,252

Health Care - 11.6%

AbbVie Inc	178,302	11,980,111
Anthem Inc	83,647	13,729,819
Bristol-Myers Squibb Co	95,035	6,323,629
Express Scripts Holding Co *	127,329	11,324,641
GlaxoSmithKline PLC ADR (United Kingdom)	116,400	4,848,060

	Shares	Value
Medtronic PLC	122,240	$9,057,984
Merck & Co Inc	453,339	25,808,589
Novartis AG (Switzerland)	219,489	21,679,550
Pfizer Inc	650,513	21,811,701
Roche Holding AG ADR (Switzerland)	328,798	11,530,946
Sanofi ADR (France)	366,137	18,134,766

		156,229,796

Industrials - 6.3%

Emerson Electric Co	256,256	14,204,270
General Electric Co	1,265,242	33,617,480
Honeywell International Inc	78,979	8,053,489
Ingersoll-Rand PLC	208,162	14,034,282
Textron Inc	344,729	15,385,255

		85,294,776

Information Technology - 12.4%

Autodesk Inc *	76,392	3,825,330
Cisco Systems Inc	954,446	26,209,087
Citrix Systems Inc *	233,331	16,370,503
Corning Inc	437,008	8,622,168
eBay Inc *	393,080	23,679,139
Hewlett-Packard Co	590,683	17,726,397
Intel Corp	412,643	12,550,537
Microsoft Corp	393,609	17,377,837
NetApp Inc	499,110	15,751,912
Symantec Corp	822,421	19,121,288
Yahoo! Inc *	159,008	6,247,424

		167,481,622

Materials - 1.4%

Alcoa Inc	701,670	7,823,621
International Paper Co	236,670	11,263,125

		19,086,746

Telecommunication Services - 0.6%

Frontier Communications Corp	1,728,149	8,554,338

Utilities - 1.0%

FirstEnergy Corp	180,854	5,886,797
PG&E Corp	141,098	6,927,912

		12,814,709

Total Common Stocks (Cost $1,048,417,883)		1,306,679,559

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $37,706,393; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $38,461,675)	$37,706,393	37,706,393

Total Short-Term Investment (Cost $37,706,393)		37,706,393

TOTAL INVESTMENTS - 99.9% (Cost $1,086,124,276)		1,344,385,952

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,988,377

NET ASSETS - 100.0%		$1,346,374,329

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	27.2%
Consumer Discretionary	16.6%
Energy	14.6%
Information Technology	12.4%
Health Care	11.6%
Industrials	6.3%
Consumer Staples	5.4%
Others (each less than 3.0%)	5.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	1,110,858	USD	901,744	07/15	CIB	($12,487)
CHF	990,215	USD	1,069,786	07/15	DUB	(10,229)
USD	6,201,525	CAD	7,573,240	07/15	CIB	139,047
USD	6,190,242	CAD	7,562,061	07/15	DUB	136,713
USD	6,189,684	CAD	7,562,061	07/15	GSC	136,155
USD	6,190,723	CAD	7,562,061	07/15	RBC	137,194
USD	7,495,171	CHF	6,941,053	07/15	CIB	68,058
USD	7,506,644	CHF	6,949,426	07/15	DUB	70,572
USD	7,495,333	CHF	6,941,053	07/15	GSC	68,220
USD	7,495,172	CHF	6,941,054	07/15	RBC	68,058
USD	8,624,512	EUR	7,605,913	07/15	BRC	143,694
USD	8,628,414	EUR	7,605,913	07/15	CIB	147,596
USD	8,626,779	EUR	7,605,913	07/15	DUB	145,961
USD	8,627,500	EUR	7,606,080	07/15	GSC	146,496
USD	8,621,378	EUR	7,605,913	07/15	RBC	140,561
USD	6,499,126	GBP	4,186,421	07/15	BRC	(78,235)
USD	6,428,458	GBP	4,144,371	07/15	CIB	(82,837)
USD	6,431,318	GBP	4,144,371	07/15	DUB	(79,978)
USD	6,428,458	GBP	4,144,371	07/15	GSC	(82,837)

Total Forward Foreign Currency Contracts						$1,201,722

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$223,089,217	$223,089,217	$-	$-
	Consumer Staples	71,926,648	71,926,648	-	-
	Energy	196,551,455	196,551,455	-	-
	Financials	365,650,252	365,650,252	-	-
	Health Care	156,229,796	134,550,246	21,679,550	-
	Industrials	85,294,776	85,294,776	-	-
	Information Technology	167,481,622	167,481,622	-	-
	Materials	19,086,746	19,086,746	-	-
	Telecommunication Services	8,554,338	8,554,338	-	-
	Utilities	12,814,709	12,814,709	-	-

		1,306,679,559	1,285,000,009	21,679,550	-

	Short-Term Investment	37,706,393	-	37,706,393	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,548,325	-	1,548,325	-

	Total Assets	1,345,934,277	1,285,000,009	60,934,268	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(346,603)	-	(346,603)	-

	Total Liabilities	(346,603)	-	(346,603)	-

	Total	$1,345,587,674	$1,285,000,009	$60,587,665	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Consumer Discretionary - 13.4%

Carnival Corp	86,800	$4,287,052
Comcast Corp ‘A’	161,200	9,694,568
Dollar General Corp	37,600	2,923,024
Johnson Controls Inc	102,100	5,057,013
Kohl’s Corp	46,900	2,936,409
L Brands Inc	61,100	5,238,103
Marriott International Inc ‘A’	32,800	2,439,992
Mattel Inc	155,300	3,989,657
McDonald’s Corp	38,100	3,622,167
MGM Resorts International *	152,400	2,781,300
NIKE Inc ‘B’	35,800	3,867,116
Omnicom Group Inc	109,000	7,574,410
Ross Stores Inc	172,400	8,380,364
The Home Depot Inc	82,400	9,157,112
The Walt Disney Co	83,600	9,542,104
Time Warner Inc	108,200	9,457,762
Tractor Supply Co	41,000	3,687,540
Wynn Resorts Ltd	17,700	1,746,459

		96,382,152

Consumer Staples - 8.5%

Colgate-Palmolive Co	38,100	2,492,121
Costco Wholesale Corp	22,600	3,052,356
Diageo PLC (United Kingdom)	155,277	4,500,919
General Mills Inc	84,900	4,730,628
McCormick & Co Inc	33,500	2,711,825
Mondelez International Inc ‘A’	128,000	5,265,920
Nestle SA (Switzerland)	75,886	5,485,460
PepsiCo Inc	142,400	13,291,616
Philip Morris International Inc	105,100	8,425,867
The Coca-Cola Co	44,800	1,757,504
The Procter & Gamble Co	30,700	2,401,968
Walgreens Boots Alliance Inc	84,700	7,152,068

		61,268,252

Energy - 5.1%

Apache Corp	30,800	1,775,004
Canadian Natural Resources Ltd (NYSE) (Canada)	193,900	5,266,324
EQT Corp	65,600	5,335,904
Exxon Mobil Corp	82,300	6,847,360
Occidental Petroleum Corp	105,600	8,212,512
Schlumberger Ltd	35,600	3,068,364
Spectra Energy Corp	182,700	5,956,020

		36,461,488

Financials - 19.2%

American Express Co	72,900	5,665,788
American Tower Corp REIT	44,600	4,160,734
Aon PLC	97,000	9,668,960
Comerica Inc	72,200	3,705,304
Crown Castle International Corp REIT	126,300	10,141,890
General Growth Properties Inc REIT	232,900	5,976,214
Iron Mountain Inc REIT	116,466	3,610,446
JPMorgan Chase & Co	218,700	14,819,112
Marsh & McLennan Cos Inc	114,600	6,497,820
McGraw Hill Financial Inc	36,000	3,616,200
Morgan Stanley	171,900	6,668,001
Northern Trust Corp	52,700	4,029,442
State Street Corp	146,700	11,295,900
TD Ameritrade Holding Corp	143,590	5,286,984
The Allstate Corp	61,300	3,976,531
The Bank of New York Mellon Corp	235,900	9,900,723
The Chubb Corp	72,900	6,935,706
US Bancorp	170,600	7,404,040

	Shares	Value
Waddell & Reed Financial Inc ‘A’	68,000	$3,217,080
Wells Fargo & Co	194,100	10,916,184

		137,493,059

Health Care - 17.9%

Agilent Technologies Inc	146,900	5,667,402
AmerisourceBergen Corp	42,200	4,487,548
Becton Dickinson and Co	78,500	11,119,525
Cigna Corp	31,300	5,070,600
DENTSPLY International Inc	139,300	7,180,915
Johnson & Johnson	64,200	6,256,932
McKesson Corp	64,600	14,522,726
Medtronic PLC	120,693	8,943,352
Merck & Co Inc	172,700	9,831,811
Pfizer Inc	494,700	16,587,291
Stryker Corp	68,100	6,508,317
Thermo Fisher Scientific Inc	91,200	11,834,112
UnitedHealth Group Inc	125,300	15,286,600
Zoetis Inc	100,200	4,831,644

		128,128,775

Industrials - 14.5%

CH Robinson Worldwide Inc	24,400	1,522,316
Danaher Corp	177,400	15,183,666
Equifax Inc	64,000	6,213,760
Fastenal Co	23,900	1,008,102
Flowserve Corp	79,400	4,181,204
General Electric Co	550,500	14,626,785
Illinois Tool Works Inc	56,900	5,222,851
Norfolk Southern Corp	18,600	1,624,896
Pall Corp	82,600	10,279,570
Rockwell Collins Inc	26,900	2,484,215
Roper Technologies Inc	65,200	11,244,392
Stanley Black & Decker Inc	19,600	2,062,704
Tyco International PLC	228,500	8,792,680
United Parcel Service Inc ‘B’	58,600	5,678,926
United Technologies Corp	93,700	10,394,141
WW Grainger Inc	14,200	3,360,430

		103,880,638

Information Technology - 11.7%

Accenture PLC ‘A’	94,600	9,155,388
Apple Inc	62,100	7,788,892
Automatic Data Processing Inc	103,800	8,327,874
Cisco Systems Inc	175,300	4,813,738
Fidelity National Information Services Inc	77,800	4,808,040
Keysight Technologies Inc *	67,850	2,116,242
Microchip Technology Inc	51,600	2,447,130
Microsoft Corp	257,400	11,364,210
QUALCOMM Inc	39,700	2,486,411
TE Connectivity Ltd (Switzerland)	51,200	3,292,160
Texas Instruments Inc	176,600	9,096,666
Visa Inc ‘A’	224,800	15,095,320
Xilinx Inc	69,600	3,073,536

		83,865,607

Materials - 3.8%

Airgas Inc	30,100	3,183,978
Ashland Inc	17,300	2,108,870
Ecolab Inc	34,800	3,934,836
Praxair Inc	44,700	5,343,885
RPM International Inc	142,500	6,978,225
The Sherwin-Williams Co	22,100	6,077,942

		27,627,736

Utilities - 1.8%

Atmos Energy Corp	62,800	3,220,384
FirstEnergy Corp	188,500	6,135,675
Sempra Energy	37,000	3,660,780

		13,016,839

Total Common Stocks (Cost $526,939,847)		688,124,546

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $24,651,348; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $25,146,069)	$24,651,348	$24,651,348

Total Short-Term Investment (Cost $24,651,348)		24,651,348

TOTAL INVESTMENTS - 99.3% (Cost $551,591,195)		712,775,894

OTHER ASSETS & LIABILITIES, NET - 0.7%		4,858,423

NET ASSETS - 100.0%		$717,634,317

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	19.2%
Health Care	17.9%
Industrials	14.5%
Consumer Discretionary	13.4%
Information Technology	11.7%
Consumer Staples	8.5%
Energy	5.1%
Materials	3.8%
Short-Term Investment	3.4%
Others (each less than 3.0%)	1.8%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$96,382,152	$96,382,152	$-	$-
	Consumer Staples	61,268,252	51,281,873	9,986,379	-
	Energy	36,461,488	36,461,488	-	-
	Financials	137,493,059	137,493,059	-	-
	Health Care	128,128,775	128,128,775	-	-
	Industrials	103,880,638	103,880,638	-	-
	Information Technology	83,865,607	83,865,607	-	-
	Materials	27,627,736	27,627,736	-	-
	Utilities	13,016,839	13,016,839	-	-

		688,124,546	678,138,167	9,986,379	-

	Short-Term Investment	24,651,348	-	24,651,348	-

	Total	$712,775,894	$678,138,167	$34,637,727	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 12.4%

Amazon.com Inc *	42,375	$18,394,564
Comcast Corp ‘A’	278,997	16,778,880
McDonald’s Corp	106,400	10,115,448
The Home Depot Inc	144,190	16,023,835
The Walt Disney Co	173,079	19,755,237
Other securities		177,109,392

		258,177,356

Consumer Staples - 9.2%

Altria Group Inc	218,011	10,662,918
CVS Health Corp	125,233	13,134,437
PepsiCo Inc	164,104	15,317,467
Philip Morris International Inc	171,930	13,783,628
The Coca-Cola Co	435,024	17,065,992
The Procter & Gamble Co	301,151	23,562,054
Wal-Mart Stores Inc	175,186	12,425,943
Other securities		83,915,942

		189,868,381

Energy - 7.6%

Chevron Corp	208,849	20,147,663
Exxon Mobil Corp	464,369	38,635,501
Schlumberger Ltd	140,915	12,145,464
Other securities		87,736,573

		158,665,201

Financials - 16.2%

Bank of America Corp	1,164,745	19,823,960
Berkshire Hathaway Inc ‘B’ *	202,513	27,564,044
Citigroup Inc	336,765	18,602,899
JPMorgan Chase & Co	411,902	27,910,480
The Goldman Sachs Group Inc	44,592	9,310,364
Wells Fargo & Co	520,299	29,261,616
Other securities		202,982,696

		335,456,059

Health Care - 15.1%

AbbVie Inc	190,929	12,828,520
Allergan PLC *	43,583	13,225,697
Amgen Inc	84,383	12,954,478
Biogen Inc *	26,103	10,544,046
Bristol-Myers Squibb Co	185,126	12,318,284
Celgene Corp *	88,040	10,189,309
Gilead Sciences Inc	163,139	19,100,314
Johnson & Johnson	307,811	29,999,260
Medtronic PLC	158,171	11,720,471
Merck & Co Inc	313,541	17,849,889
Pfizer Inc	683,489	22,917,386
UnitedHealth Group Inc	105,577	12,880,394
Other securities		125,698,373

		312,226,421

Industrials - 9.9%

3M Co	70,419	10,865,652
General Electric Co	1,118,519	29,719,050
The Boeing Co	71,413	9,906,411
United Technologies Corp	91,932	10,198,017
Other securities		144,144,822

		204,833,952

Information Technology - 19.1%

Apple Inc	639,307	80,185,080
Cisco Systems Inc	565,115	15,518,058
Facebook Inc ‘A’ *	233,774	20,049,627
Google Inc ‘A’ *	31,765	17,154,371
Google Inc ‘C’ *	31,851	16,578,764

	Shares	Value
Intel Corp	526,569	$16,015,596
International Business Machines Corp	101,763	16,552,770
MasterCard Inc ‘A’	107,639	10,062,094
Microsoft Corp	898,430	39,665,684
Oracle Corp	353,864	14,260,719
QUALCOMM Inc	180,959	11,333,462
Visa Inc ‘A’	214,524	14,405,287
Other securities		124,823,966

		396,605,478

Materials - 3.1%

Other securities		64,184,100

Telecommunication Services - 2.2%

AT&T Inc	576,450	20,475,504
Verizon Communications Inc	452,738	21,102,118
Other securities		4,209,615

		45,787,237

Utilities - 2.8%

Other securities		57,197,623

Total Common Stocks (Cost $1,458,359,687)		2,023,001,808

	Principal Amount

SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $48,746,453; collateralized by U.S. Treasury Notes: 2.000% - 2.125% due 06/30/21 - 08/31/21 and value $49,725,025)	$48,746,453	48,746,453

Total Short-Term Investment (Cost $48,746,453)		48,746,453

TOTAL INVESTMENTS - 100.0% (Cost $1,507,106,140)		2,071,748,261

OTHER ASSETS & LIABILITIES, NET - 0.0%		480,489

NET ASSETS - 100.0%		$2,072,228,750

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Information Technology	19.1%
Financials	16.2%
Health Care	15.1%
Consumer Discretionary	12.4%
Industrials	9.9%
Consumer Staples	9.2%
Energy	7.6%
Materials	3.1%
Others (each less than 3.0%)	7.4%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Other securities represent the portfolio’s securities not identified as top-fifty issuers in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2015.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(e)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/15)	508	($1,128,396)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,023,001,808	$2,023,001,808	$-	$-
	Short-Term Investment	48,746,453	-	48,746,453	-

	Total Assets	2,071,748,261	2,023,001,808	48,746,453	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,128,396)	(1,128,396)	-	-

	Total Liabilities	(1,128,396)	(1,128,396)	-	-

	Total	$2,070,619,865	$2,021,873,412	$48,746,453	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 28.6%

Amazon.com Inc *	8,815	$3,826,503
Chipotle Mexican Grill Inc *	5,767	3,488,977
Ctrip.com International Ltd ADR * (China)	11,687	848,710
Delphi Automotive PLC (United Kingdom)	39,401	3,352,631
Gildan Activewear Inc (NYSE) (Canada)	112,049	3,724,509
Las Vegas Sands Corp	33,404	1,756,048
Lowe’s Cos Inc	94,131	6,303,953
Norwegian Cruise Line Holdings Ltd *	56,024	3,139,585
Starbucks Corp	79,383	4,256,120
The Priceline Group Inc *	3,577	4,118,451
The TJX Cos Inc	47,604	3,149,957
Wayfair Inc ‘A’ *	36,619	1,378,339

		39,343,783

Energy - 1.2%

Baker Hughes Inc	27,247	1,681,140

Financials - 14.8%

Aon PLC	34,711	3,459,992
Crown Castle International Corp REIT	44,743	3,592,863
E*TRADE Financial Corp *	106,499	3,189,645
Intercontinental Exchange Inc	11,217	2,508,233
Moelis & Co ‘A’	50,381	1,446,439
PacWest Bancorp	69,331	3,241,918
The Charles Schwab Corp	89,174	2,911,531

		20,350,621

Health Care - 14.9%

Celgene Corp *	26,702	3,090,356
Endo International PLC *	39,828	3,172,300
Pacira Pharmaceuticals Inc *	15,197	1,074,732
Phibro Animal Health Corp ‘A’	35,950	1,399,893
Regeneron Pharmaceuticals Inc *	4,599	2,346,088
Valeant Pharmaceuticals International Inc (NYSE) *	22,542	5,007,705
Zoetis Inc	91,465	4,410,442

		20,501,516

Industrials - 11.0%

Canadian Pacific Railway Ltd (NYSE) (Canada)	21,939	3,515,286
Colfax Corp *	43,514	2,008,171
General Electric Co	154,117	4,094,889
Nielsen NV	84,342	3,775,991
United Continental Holdings Inc *	31,672	1,678,933

		15,073,270

Information Technology - 23.7%

Alibaba Group Holding Ltd ADR * (China)	43,556	3,583,352
Apple Inc	29,683	3,722,990
ARM Holdings PLC ADR (United Kingdom)	42,395	2,088,802
CoStar Group Inc *	13,854	2,788,256
Facebook Inc ‘A’ *	34,061	2,921,242
Google Inc ‘C’ *	9,386	4,885,507
LinkedIn Corp ‘A’ *	7,844	1,620,806
MasterCard Inc ‘A’	51,912	4,852,734
NetSuite Inc *	12,695	1,164,766
Salesforce.com Inc *	50,885	3,543,122
WEX Inc *	12,996	1,481,154

		32,652,731

Materials - 2.2%

Vulcan Materials Co	36,076	3,027,859

Total Common Stocks (Cost $111,310,545)		132,630,920

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

State Street Bank & Trust Co 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $4,621,673; collateralized by U.S. Treasury Notes: 1.875% due 06/30/20 and value $4,716,700)	$4,621,673	$4,621,673

Total Short-Term Investment (Cost $4,621,673)		4,621,673

TOTAL INVESTMENTS - 99.8% (Cost $115,932,218)		137,252,593

OTHER ASSETS & LIABILITIES, NET - 0.2%		340,816

NET ASSETS - 100.0%		$137,593,409

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Consumer Discretionary	28.6%
Information Technology	23.7%
Health Care	14.9%
Financials	14.8%
Industrials	11.0%
Short-Term Investment	3.4%
Others (each less than 3.0%)	3.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$132,630,920	$132,630,920	$-	$-
	Short-Term Investment	4,621,673	-	4,621,673	-

	Total	$137,252,593	$132,630,920	$4,621,673	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 21.9%

Amazon.com Inc *	52,386	$22,740,239
Aramark	209,286	6,481,587
AutoZone Inc *	18,124	12,086,896
Burlington Stores Inc *	78,253	4,006,554
Comcast Corp ‘Special A’	237,675	14,246,240
Dollar General Corp	162,666	12,645,655
Dollar Tree Inc *	119,595	9,446,809
Hilton Worldwide Holdings Inc *	210,208	5,791,230
L Brands Inc	43,055	3,691,105
LVMH Moet Hennessy Louis Vuitton SE (France)	43,769	7,662,026
Marriott International Inc ‘A’	94,182	7,006,199
Netflix Inc *	26,734	17,562,634
NIKE Inc ‘B’	82,863	8,950,861
PVH Corp	22,988	2,648,218
Ross Stores Inc	469,736	22,833,867
Starbucks Corp	336,832	18,059,248
The Priceline Group Inc *	16,050	18,479,488
The TJX Cos Inc	258,369	17,096,277
The Walt Disney Co	12,324	1,406,661
Tiffany & Co	14,179	1,301,632
Time Warner Inc	144,395	12,621,567
Tractor Supply Co	86,355	7,766,769
Twenty-First Century Fox Inc ‘A’	432,633	14,080,041
Urban Outfitters Inc *	31,410	1,099,350
VF Corp	146,414	10,210,912
Wynn Resorts Ltd	11,778	1,162,135
Yum! Brands Inc	16,298	1,468,124

		262,552,324

Consumer Staples - 7.3%

Colgate-Palmolive Co	175,358	11,470,167
Constellation Brands Inc ‘A’	102,151	11,851,559
Costco Wholesale Corp	72,418	9,780,775
CVS Health Corp	179,775	18,854,802
Danone SA (France)	94,043	6,075,575
Mead Johnson Nutrition Co	82,524	7,445,315
Mondelez International Inc ‘A’	203,902	8,388,528
Pernod Ricard SA (France)	46,842	5,419,255
The Estee Lauder Cos Inc ‘A’	92,525	8,018,217

		87,304,193

Energy - 0.8%

Anadarko Petroleum Corp	37,936	2,961,284
Noble Energy Inc	40,865	1,744,119
Schlumberger Ltd	48,727	4,199,780

		8,905,183

Financials - 6.8%

Affiliated Managers Group Inc *	39,127	8,553,162
American Tower Corp REIT	218,501	20,383,958
BlackRock Inc	28,312	9,795,386
Intercontinental Exchange Inc	84,258	18,840,931
Moody’s Corp	59,171	6,388,101
Morgan Stanley	241,683	9,374,884
Realogy Holdings Corp *	93,353	4,361,452
The Charles Schwab Corp	125,687	4,103,681

		81,801,555

Health Care - 20.3%

Abbott Laboratories	259,628	12,742,542
Alexion Pharmaceuticals Inc *	85,771	15,504,824
Allergan PLC *	94,807	28,770,132
Biogen Inc *	59,071	23,861,140
Bristol-Myers Squibb Co	306,808	20,415,004
Celgene Corp *	109,736	12,700,296

	Shares	Value
Cerner Corp *	116,889	$8,072,354
CR Bard Inc	23,214	3,962,630
Eli Lilly & Co	99,538	8,310,428
Gilead Sciences Inc	54,822	6,418,560
Isis Pharmaceuticals Inc *	26,802	1,542,455
McKesson Corp	76,057	17,098,374
Medtronic PLC	179,484	13,299,764
Receptos Inc *	20,773	3,947,909
Regeneron Pharmaceuticals Inc *	31,687	16,164,489
The Cooper Cos Inc	28,453	5,063,780
Thermo Fisher Scientific Inc	211,894	27,495,365
Valeant Pharmaceuticals International Inc (NYSE) *	44,433	9,870,791
Vertex Pharmaceuticals Inc *	37,701	4,655,320
Zoetis Inc	79,498	3,833,394

		243,729,551

Industrials - 8.2%

AMETEK Inc	222,470	12,186,907
Canadian Pacific Railway Ltd (NYSE) (Canada)	42,465	6,804,167
Colfax Corp *	74,441	3,435,452
Danaher Corp	324,166	27,745,368
Equifax Inc	61,899	6,009,774
FedEx Corp	37,256	6,348,422
Honeywell International Inc	82,532	8,415,788
Rockwell Collins Inc	31,435	2,903,022
Roper Technologies Inc	73,122	12,610,620
Spirit Airlines Inc *	47,220	2,932,362
Union Pacific Corp	44,153	4,210,872
Verisk Analytics Inc *	56,518	4,112,250

		97,715,004

Information Technology - 29.3%

Adobe Systems Inc *	250,822	20,319,090
Alibaba Group Holding Ltd ADR * (China)	57,127	4,699,838
Apple Inc	375,575	47,106,494
Avago Technologies Ltd (Singapore)	90,801	12,070,177
Broadcom Corp ‘A’	143,284	7,377,693
Cognizant Technology Solutions Corp ‘A’ *	290,809	17,765,522
EMC Corp	447,339	11,805,276
Facebook Inc ‘A’ *	379,024	32,506,993
Fiserv Inc *	52,140	4,318,756
FleetCor Technologies Inc *	70,844	11,055,915
Google Inc ‘A’ *	53,105	28,678,824
Google Inc ‘C’ *	48,053	25,012,067
Intuit Inc	76,672	7,726,238
LinkedIn Corp ‘A’ *	56,726	11,721,293
MasterCard Inc ‘A’	337,128	31,514,726
NXP Semiconductors NV * (Netherlands)	40,020	3,929,964
Oracle Corp	221,506	8,926,692
Sabre Corp	138,874	3,305,201
Salesforce.com Inc *	253,431	17,646,401
Twitter Inc *	77,081	2,791,874
Visa Inc ‘A’	582,909	39,142,339
Zillow Group Inc ‘A’ *	19,204	1,665,755

		351,087,128

Materials - 3.4%

Ecolab Inc	42,465	4,801,518
Monsanto Co	106,772	11,380,827
The Sherwin-Williams Co	67,823	18,652,681
Vulcan Materials Co	75,218	6,313,047

		41,148,073

Total Common Stocks (Cost $966,083,748)		1,174,243,011

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

State Street Bank & Trust Co 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $18,855,660; collateralized by U.S. Treasury Notes: 1.875% due 06/30/20 and value $19,235,450)	$18,855,660	$18,855,660

Total Short-Term Investment (Cost $18,855,660)		18,855,660

TOTAL INVESTMENTS - 99.6% (Cost $984,939,408)		1,193,098,671

OTHER ASSETS & LIABILITIES, NET - 0.4%		5,265,520

NET ASSETS - 100.0%		$1,198,364,191

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Information Technology	29.3%
Consumer Discretionary	21.9%
Health Care	20.3%
Industrials	8.2%
Consumer Staples	7.3%
Financials	6.8%
Materials	3.4%
Others (each less than 3.0%)	2.4%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$262,552,324	$254,890,298	$7,662,026	$-
	Consumer Staples	87,304,193	75,809,363	11,494,830	-
	Energy	8,905,183	8,905,183	-	-
	Financials	81,801,555	81,801,555	-	-
	Health Care	243,729,551	243,729,551	-	-
	Industrials	97,715,004	97,715,004	-	-
	Information Technology	351,087,128	351,087,128	-	-
	Materials	41,148,073	41,148,073	-	-

		1,174,243,011	1,155,086,155	19,156,856	-

	Short-Term Investment	18,855,660	-	18,855,660	-

	Total	$1,193,098,671	$1,155,086,155	$38,012,516	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 21.2%

Amazon.com Inc *	44,912	$19,495,850
Delphi Automotive PLC (United Kingdom)	138,197	11,759,183
Dollar General Corp	459,272	35,703,805
Liberty Global PLC ‘A’ * (United Kingdom)	606,960	32,818,327
lululemon athletica Inc *	175,964	11,490,449
Netflix Inc *	48,949	32,156,556
NIKE Inc ‘B’	154,150	16,651,283
Restoration Hardware Holdings Inc *	128,193	12,515,483
The Home Depot Inc	206,048	22,898,114
The Walt Disney Co	157,815	18,013,004
TripAdvisor Inc *	383,096	33,382,986
Twenty-First Century Fox Inc ‘A’	856,088	27,861,384

		274,746,424

Consumer Staples - 2.5%

Constellation Brands Inc ‘A’	165,370	19,186,228
CVS Health Corp	129,647	13,597,377

		32,783,605

Energy - 1.8%

Concho Resources Inc *	199,494	22,714,387

Financials - 7.7%

Berkshire Hathaway Inc ‘B’ *	190,131	25,878,731
Crown Castle International Corp REIT	161,254	12,948,696
Discover Financial Services	285,029	16,423,371
JPMorgan Chase & Co	357,138	24,199,671
Moody’s Corp	187,150	20,204,714

		99,655,183

Health Care - 23.5%

AbbVie Inc	903,644	60,715,840
Allergan PLC *	88,273	26,787,325
Humana Inc	126,743	24,243,401
Mallinckrodt PLC *	119,759	14,098,029
Perrigo Co PLC	187,485	34,652,853
United Therapeutics Corp *	219,030	38,100,268
UnitedHealth Group Inc	296,127	36,127,494
Valeant Pharmaceuticals International Inc (NYSE) *	115,279	25,609,230
Vertex Pharmaceuticals Inc *	348,804	43,070,318

		303,404,758

Industrials - 4.0%

Delta Air Lines Inc	150,883	6,198,273
Spirit Airlines Inc *	232,490	14,437,629
Union Pacific Corp	327,956	31,277,164

		51,913,066

Information Technology - 37.1%

Alibaba Group Holding Ltd ADR * (China)	301,219	24,781,287
Alliance Data Systems Corp *	104,654	30,552,689
Apple Inc	531,742	66,693,741
Baidu Inc ADR * (China)	85,458	17,012,979
Facebook Inc ‘A’ *	745,570	63,943,811
Google Inc ‘A’ *	108,404	58,542,496
LinkedIn Corp ‘A’ *	85,948	17,759,435
MasterCard Inc ‘A’	192,011	17,949,188
Mobileye NV *	172,060	9,148,430
Oracle Corp	604,605	24,365,582
Salesforce.com Inc *	552,883	38,497,243
Splunk Inc *	201,744	14,045,417
Tencent Holdings Ltd (China)	1,144,500	22,787,680
Visa Inc ‘A’	736,621	49,464,100
Workday Inc ‘A’ *	106,310	8,121,021
Yahoo! Inc *	401,375	15,770,024

		479,435,123

	Shares	Value
Materials - 0.9%

Ecolab Inc	102,039	$11,537,550

Total Common Stocks (Cost $1,092,432,976)		1,276,190,096

	Principal Amount

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $18,706,630; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $19,083,844)	$18,706,630	18,706,630

Total Short-Term Investment (Cost $18,706,630)		18,706,630

TOTAL INVESTMENTS - 100.1% (Cost $1,111,139,606)		1,294,896,726

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,748,253)

NET ASSETS - 100.0%		$1,293,148,473

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Information Technology	37.1%
Health Care	23.5%
Consumer Discretionary	21.2%
Financials	7.7%
Industrials	4.0%
Others (each less than 3.0%)	6.6%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$274,746,424	$274,746,424	$-	$-
	Consumer Staples	32,783,605	32,783,605	-	-
	Energy	22,714,387	22,714,387	-	-
	Financials	99,655,183	99,655,183	-	-
	Health Care	303,404,758	303,404,758	-	-
	Industrials	51,913,066	51,913,066	-	-
	Information Technology	479,435,123	456,647,443	22,787,680	-
	Materials	11,537,550	11,537,550	-	-

		1,276,190,096	1,253,402,416	22,787,680	-

	Short-Term Investment	18,706,630	-	18,706,630	-

	Total	$1,294,896,726	$1,253,402,416	$41,494,310	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 15.8%

DISH Network Corp ‘A’ *	986,408	$66,789,685
SES SA FDR ‘A’ (Luxembourg)	614,790	20,628,785
Target Corp	585,614	47,803,671
The Home Depot Inc	229,948	25,554,121
Time Warner Cable Inc	321,163	57,221,612
Time Warner Inc	747,148	65,308,207
Twenty-First Century Fox Inc ‘B’	1,166,208	37,575,222

		320,881,303

Consumer Staples - 10.0%

Altria Group Inc	474,628	23,214,056
Anheuser-Busch InBev NV ADR (Belgium)	162,815	19,646,886
CVS Health Corp	775,767	81,362,443
Kimberly-Clark Corp	246,316	26,102,107
Philip Morris International Inc	515,560	41,332,445
Reynolds American Inc	162,346	12,120,752

		203,778,689

Energy - 9.1%

Chevron Corp	389,554	37,580,274
Exxon Mobil Corp	507,793	42,248,378
Halliburton Co	1,084,478	46,708,467
National Oilwell Varco Inc	500,291	24,154,050
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	315,929	18,011,112
Suncor Energy Inc (NYSE) (Canada)	550,925	15,161,456

		183,863,737

Financials - 25.6%

American Express Co	584,329	45,414,050
American Tower Corp REIT	266,477	24,859,639
Capital One Financial Corp	298,562	26,264,499
Citigroup Inc	638,610	35,276,816
JPMorgan Chase & Co	1,160,829	78,657,773
Marsh & McLennan Cos Inc	530,429	30,075,324
MetLife Inc	460,931	25,807,527
State Street Corp	473,430	36,454,110
Synchrony Financial *	661,651	21,788,167
The Bank of New York Mellon Corp	566,004	23,755,188
The Progressive Corp	430,437	11,979,062
The Travelers Cos Inc	357,502	34,556,143
US Bancorp	1,176,389	51,055,283
Wells Fargo & Co	1,313,536	73,873,265

		519,816,846

Health Care - 11.0%

Amgen Inc	243,979	37,455,656
Anthem Inc	294,360	48,316,250
Johnson & Johnson	331,723	32,329,724
Merck & Co Inc	867,738	49,400,324
Novartis AG ADR (Switzerland)	233,546	22,966,914
Teva Pharmaceutical Industries Ltd ADR (Israel)	559,425	33,062,018

		223,530,886

Industrials - 10.4%

General Electric Co	1,822,092	48,412,985
Honeywell International Inc	486,822	49,641,239
Illinois Tool Works Inc	408,467	37,493,186
Precision Castparts Corp	198,540	39,682,190
United Technologies Corp	319,809	35,476,412

		210,706,012

Information Technology - 9.5%

EMC Corp	1,196,841	31,584,634
International Business Machines Corp	98,665	16,048,849

	Shares	Value
Microsoft Corp	637,875	$28,162,181
Motorola Solutions Inc	452,708	25,958,277
Nuance Communications Inc *	1,554,281	27,215,460
TE Connectivity Ltd (Switzerland)	550,143	35,374,195
Xerox Corp	2,631,448	27,998,607

		192,342,203

Materials - 5.0%

Air Products & Chemicals Inc	129,911	17,775,722
Crown Holdings Inc *	675,047	35,716,737
Freeport-McMoRan Inc	1,344,566	25,035,819
Martin Marietta Materials Inc	169,521	23,988,917

		102,517,195

Telecommunication Services - 1.0%

Vodafone Group PLC ADR (United Kingdom)	585,332	21,335,351

Utilities - 1.5%

Sempra Energy	304,959	30,172,643

Total Common Stocks (Cost $1,455,489,760)		2,008,944,865

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Bank of America Corp 0.100% due 07/01/15 (Dated 06/30/15, repurchase price of $16,688,046; collateralized by U.S. Treasury Bonds: 3.000% - 3.125% due 05/15/42 - 08/15/44 and value $17,008,372)	$16,688,000	16,688,000

Total Short-Term Investment (Cost $16,688,000)		16,688,000

TOTAL INVESTMENTS - 99.7% (Cost $1,472,177,760)		2,025,632,865

OTHER ASSETS & LIABILITIES, NET - 0.3%		5,470,057

NET ASSETS - 100.0%		$2,031,102,922

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	25.6%
Consumer Discretionary	15.8%
Health Care	11.0%
Industrials	10.4%
Consumer Staples	10.0%
Information Technology	9.5%
Energy	9.1%
Materials	5.0%
Others (each less than 3.0%)	3.3%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$320,881,303	$300,252,518	$20,628,785	$-
	Consumer Staples	203,778,689	203,778,689	-	-
	Energy	183,863,737	183,863,737	-	-
	Financials	519,816,846	519,816,846	-	-
	Health Care	223,530,886	223,530,886	-	-
	Industrials	210,706,012	210,706,012	-	-
	Information Technology	192,342,203	192,342,203	-	-
	Materials	102,517,195	102,517,195	-	-
	Telecommunication Services	21,335,351	21,335,351	-	-
	Utilities	30,172,643	30,172,643	-	-

		2,008,944,865	1,988,316,080	20,628,785	-

	Short-Term Investment	16,688,000	-	16,688,000	-

	Total	$2,025,632,865	$1,988,316,080	$37,316,785	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 131.6%

Consumer Discretionary - 23.1%

Amazon.com Inc * †	20,140	$8,742,573
AutoNation Inc *	250,690	15,788,456
Best Buy Co Inc †	77,600	2,530,536
Carnival Corp	63,570	3,139,722
CBS Corp ‘B’ †	202,680	11,248,740
Charter Communications Inc ‘A’ * †	26,130	4,474,762
Chipotle Mexican Grill Inc * †	14,180	8,578,758
Comcast Corp ‘A’	492,179	29,599,645
Delphi Automotive PLC (United Kingdom)	19,060	1,621,815
DISH Network Corp ‘A’ * †	220,740	14,946,305
Dollar General Corp	23,820	1,851,767
DR Horton Inc †	78,850	2,157,336
Dunkin’ Brands Group Inc †	14,280	785,400
Ford Motor Co	191,180	2,869,612
General Motors Co †	859,119	28,634,436
Harman International Industries Inc	55,065	6,549,431
Johnson Controls Inc	43,800	2,169,414
Lear Corp	55,640	6,246,146
Lowe’s Cos Inc †	472,240	31,625,913
lululemon athletica Inc * †	16,959	1,107,423
Magna International Inc (NYSE) (Canada)	96,390	5,406,515
Marriott International Inc ‘A’ †	8,540	635,291
PulteGroup Inc	61,570	1,240,636
PVH Corp †	25,210	2,904,192
Ralph Lauren Corp †	14,140	1,871,570
Ross Stores Inc †	156,870	7,625,451
Royal Caribbean Cruises Ltd †	76,583	6,026,316
Scripps Networks Interactive Inc ‘A’	24,760	1,618,561
Sirius XM Holdings Inc * †	602,930	2,248,929
Starbucks Corp	82,610	4,429,135
Starwood Hotels & Resorts Worldwide Inc †	12,850	1,042,007
The Home Depot Inc	120,200	13,357,826
The Priceline Group Inc *	160	184,219
The TJX Cos Inc	106,210	7,027,916
The Walt Disney Co †	3,200	365,248
Tiffany & Co †	26,220	2,406,996
Time Warner Inc	374,326	32,719,836
Toll Brothers Inc *	107,850	4,118,791
Twenty-First Century Fox Inc ‘A’ †	815,510	26,540,773
Twenty-First Century Fox Inc ‘B’	86,940	2,801,207
VF Corp	136,740	9,536,248

		318,775,853

Consumer Staples - 6.5%

Campbell Soup Co †	13,940	664,241
Coca-Cola Enterprises Inc	5,430	235,879
Colgate-Palmolive Co †	43,830	2,866,920
Constellation Brands Inc ‘A’ †	108,390	12,575,408
Costco Wholesale Corp	29,320	3,959,959
Dr Pepper Snapple Group Inc	70,120	5,111,748
Kimberly-Clark Corp	6,430	681,387
Molson Coors Brewing Co ‘B’ †	4,250	296,693
Mondelez International Inc ‘A’	123,147	5,066,268
PepsiCo Inc	208,820	19,491,259
Philip Morris International Inc	77,490	6,212,373
Pilgrim’s Pride Corp (Brazil)	115,540	2,653,954
The Coca-Cola Co †	102,218	4,010,012
The Hershey Co †	32,370	2,875,427
The Procter & Gamble Co †	290,567	22,733,962

		89,435,490

Energy - 8.0%

Anadarko Petroleum Corp †	55,860	4,360,432
Baker Hughes Inc	139,940	8,634,298
Cabot Oil & Gas Corp †	101,490	3,200,995
Chevron Corp †	28,480	2,747,466

	Shares	Value
Concho Resources Inc * †	10,450	$1,189,837
Ensco PLC ‘A’	37,190	828,221
EOG Resources Inc †	31,130	2,725,431
EQT Corp †	75,350	6,128,969
Exxon Mobil Corp	99,896	8,311,347
Marathon Oil Corp	242,300	6,430,642
Marathon Petroleum Corp †	143,000	7,480,330
Murphy Oil Corp †	21,170	880,037
National Oilwell Varco Inc †	142,730	6,891,004
Occidental Petroleum Corp †	283,467	22,045,229
Phillips 66	50,320	4,053,779
Pioneer Natural Resources Co	10,980	1,522,816
Schlumberger Ltd	65,465	5,642,428
Tesoro Corp †	17,050	1,439,191
TransCanada Corp (NYSE) (Canada)	29,130	1,183,261
Valero Energy Corp †	230,320	14,418,032

		110,113,745

Financials - 24.1%

ACE Ltd †	219,920	22,361,466
Aflac Inc	10,810	672,382
Ally Financial Inc * †	56,730	1,272,454
American International Group Inc †	53,820	3,327,152
American Tower Corp REIT	35,140	3,278,211
Ameriprise Financial Inc †	37,470	4,681,127
Arthur J Gallagher & Co †	7,040	332,992
AvalonBay Communities Inc REIT †	56,070	8,963,911
Bank of America Corp	1,073,824	18,276,484
Berkshire Hathaway Inc ‘B’ * †	63,440	8,634,818
BlackRock Inc †	31,240	10,808,415
Boston Properties Inc REIT †	5,030	608,831
Brixmor Property Group Inc REIT	52,500	1,214,325
Capital One Financial Corp †	36,000	3,166,920
Citigroup Inc	304,376	16,813,730
Cullen/Frost Bankers Inc †	41,320	3,246,926
Discover Financial Services	34,890	2,010,362
Everest Re Group Ltd †	58,260	10,603,903
Fifth Third Bancorp †	120,760	2,514,223
Highwoods Properties Inc REIT †	30,250	1,208,488
Host Hotels & Resorts Inc REIT †	109,390	2,169,204
Intercontinental Exchange Inc	36,050	8,061,140
Invesco Ltd †	386,366	14,484,861
Janus Capital Group Inc †	342,110	5,856,923
KeyCorp	115,840	1,739,917
LaSalle Hotel Properties REIT †	41,540	1,473,008
Legg Mason Inc †	59,020	3,041,301
Liberty Property Trust REIT †	19,020	612,824
Marsh & McLennan Cos Inc	170,060	9,642,402
MetLife Inc	322,990	18,084,210
Morgan Stanley	828,443	32,135,304
Principal Financial Group Inc	33,680	1,727,447
Prologis Inc REIT †	113,140	4,197,494
Prosperity Bancshares Inc †	46,140	2,664,124
Prudential Financial Inc †	62,810	5,497,131
Regency Centers Corp REIT	44,160	2,604,557
State Street Corp	24,110	1,856,470
SunTrust Banks Inc †	57,750	2,484,405
SVB Financial Group *	10,620	1,529,068
Synchrony Financial * †	188,740	6,215,208
T Rowe Price Group Inc †	30,500	2,370,765
TD Ameritrade Holding Corp †	17,239	634,740
The Charles Schwab Corp †	81,360	2,656,404
The Goldman Sachs Group Inc †	157,821	32,951,447
Vornado Realty Trust REIT	5,840	554,391
Weingarten Realty Investors REIT †	54,810	1,791,739
Wells Fargo & Co	567,454	31,913,613
XL Group PLC † (Ireland)	263,960	9,819,312

		332,766,529

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Health Care - 18.8%

Abbott Laboratories †	91,550	$4,493,274
Aetna Inc	67,430	8,594,628
Alexion Pharmaceuticals Inc * †	24,190	4,372,826
Allergan PLC * †	45,200	13,716,392
Amgen Inc	8,890	1,364,793
Biogen Inc *	68,719	27,758,353
Boston Scientific Corp * †	472,219	8,358,276
Bristol-Myers Squibb Co	283,054	18,834,413
Cardinal Health Inc	28,300	2,367,295
Celgene Corp *	152,726	17,675,744
Cerner Corp * †	67,520	4,662,931
Cigna Corp	8,940	1,448,280
Eli Lilly & Co	91,020	7,599,260
Gilead Sciences Inc	155,810	18,242,235
Humana Inc †	54,547	10,433,750
Illumina Inc *	3,300	720,588
Johnson & Johnson	196,490	19,149,916
McKesson Corp	125,730	28,265,361
Merck & Co Inc	131,232	7,471,038
Perrigo Co PLC †	4,960	916,757
Pfizer Inc	591,740	19,841,042
Regeneron Pharmaceuticals Inc *	2,080	1,061,070
Stryker Corp †	36,441	3,482,666
UnitedHealth Group Inc	194,820	23,768,040
Vertex Pharmaceuticals Inc * †	42,400	5,235,552

		259,834,480

Industrials - 15.4%

American Airlines Group Inc	27,410	1,094,618
Canadian Pacific Railway Ltd (NYSE) (Canada)	3,450	552,794
CSX Corp	5,050	164,883
Cummins Inc †	86,680	11,371,549
Curtiss-Wright Corp	23,790	1,723,348
Delta Air Lines Inc	286,930	11,787,084
Eaton Corp PLC	9,140	616,859
Equifax Inc	10,690	1,037,892
Fluor Corp †	136,981	7,261,363
Fortune Brands Home & Security Inc †	82,114	3,762,463
General Dynamics Corp	61,680	8,739,439
General Electric Co	25,550	678,863
Honeywell International Inc †	355,065	36,205,978
Jacobs Engineering Group Inc *	31,290	1,271,000
Kansas City Southern	4,500	410,400
L-3 Communications Holdings Inc †	26,050	2,953,549
Masco Corp †	112,300	2,995,041
Northrop Grumman Corp †	30,900	4,901,667
PACCAR Inc †	404,848	25,833,351
Parker-Hannifin Corp †	97,330	11,322,399
Republic Services Inc †	34,860	1,365,466
Snap-on Inc	13,600	2,165,800
SPX Corp †	11,260	815,111
Union Pacific Corp †	191,280	18,242,374
United Continental Holdings Inc *	397,407	21,066,545
United Rentals Inc * †	11,630	1,019,021
United Technologies Corp	299,480	33,221,316

		212,580,173

Information Technology - 25.9%

Accenture PLC ‘A’ †	169,950	16,447,761
Adobe Systems Inc *	100,460	8,138,265
Alliance Data Systems Corp * †	17,620	5,143,983
Amphenol Corp ‘A’	5,830	337,965
Apple Inc	500,931	62,829,271
Applied Materials Inc †	686,370	13,192,031
Avago Technologies Ltd † (Singapore)	270,752	35,991,063
Broadcom Corp ‘A’	145,230	7,477,893
Cognizant Technology Solutions Corp ‘A’ *	300,820	18,377,094

	Shares	Value
F5 Networks Inc * †	19,590	$2,357,656
Facebook Inc ‘A’ *	359,520	30,834,233
Fidelity National Information Services Inc	82,680	5,109,624
Freescale Semiconductor Ltd *	46,111	1,843,057
Genpact Ltd *	65,680	1,400,954
Google Inc ‘A’ *	13,393	7,232,756
Google Inc ‘C’ * †	27,014	14,061,057
Hewlett-Packard Co	103,560	3,107,836
Infosys Ltd ADR † (India)	75,560	1,197,626
International Business Machines Corp	9,300	1,512,738
Intuit Inc †	10,390	1,047,000
Jack Henry & Associates Inc †	8,740	565,478
KLA-Tencor Corp	118,530	6,662,571
Lam Research Corp †	416,514	33,883,414
MasterCard Inc ‘A’	37,920	3,544,762
Microsoft Corp	619,863	27,366,951
NXP Semiconductors NV * † (Netherlands)	54,080	5,310,656
Oracle Corp	114,816	4,627,085
Skyworks Solutions Inc †	38,830	4,042,203
TE Connectivity Ltd (Switzerland)	163,270	10,498,261
Teradyne Inc †	433,040	8,353,341
Texas Instruments Inc	102,780	5,294,198
The Western Union Co	65,070	1,322,873
Visa Inc ‘A’	81,000	5,439,150
VMware Inc ‘A’ * †	11,430	980,008
Western Digital Corp †	6,130	480,715
WEX Inc * †	12,350	1,407,529

		357,419,058

Materials - 4.6%

Alcoa Inc †	7,302	81,417
Axiall Corp †	48,856	1,761,259
Crown Holdings Inc *	305,241	16,150,301
EI du Pont de Nemours & Co	74,690	4,776,426
International Paper Co	40,000	1,903,600
Martin Marietta Materials Inc †	17,400	2,462,274
Rock-Tenn Co ‘A’ †	49,340	2,970,268
The Dow Chemical Co	213,045	10,901,513
The Mosaic Co	427,555	20,030,952
United States Steel Corp	115,602	2,383,713

		63,421,723

Telecommunication Services - 1.1%

AT&T Inc	272,810	9,690,211
SBA Communications Corp ‘A’ * †	17,590	2,022,322
Verizon Communications Inc †	95,104	4,432,798

		16,145,331

Utilities - 4.1%

AGL Resources Inc	59,720	2,780,563
American Water Works Co Inc	13,550	658,937
CenterPoint Energy Inc †	116,580	2,218,517
CMS Energy Corp	130,910	4,168,174
Edison International	139,220	7,737,848
Exelon Corp †	280,240	8,805,141
NextEra Energy Inc	179,160	17,563,055
NiSource Inc †	41,843	1,907,622
PG&E Corp	108,550	5,329,805
Public Service Enterprise Group Inc †	76,490	3,004,527
Questar Corp †	117,590	2,458,807

		56,632,996

Total Common Stocks (Cost $1,738,443,502)		1,817,125,378

EXCHANGE-TRADED FUNDS - 0.3%

Utilities Select Sector SPDR Fund †	49,030	2,032,784
Vanguard REIT †	20,170	1,506,497

		3,539,281

Total Exchange-Traded Funds (Cost $3,887,091)		3,539,281

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%
Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $14,873,249; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $15,175,838)	$14,873,249	$14,873,249

Total Short-Term Investment (Cost $14,873,249)		14,873,249

TOTAL INVESTMENTS - 133.0% (Cost $1,757,203,842)		1,835,537,908

TOTAL SECURITIES SOLD SHORT - (33.8%) (See Securities Sold Short)
(Proceeds $460,828,453)		(467,106,886)

OTHER ASSETS & LIABILITIES, NET - 0.8%		11,987,219

NET ASSETS - 100.0%		$1,380,418,241

SECURITIES SOLD SHORT
	Shares	Value
COMMON STOCKS - (33.8%)

Consumer Discretionary - (4.5%)

AMC Networks Inc ‘A’	46,800	($3,830,580)
Autoliv Inc (Sweden)	27,410	(3,200,118)
Bed Bath & Beyond Inc	27,270	(1,881,085)
BorgWarner Inc	103,380	(5,876,119)
CarMax Inc	30,030	(1,988,286)
Darden Restaurants Inc	40,760	(2,897,221)
Discovery Communications Inc ‘A’	9,500	(315,970)
Hasbro Inc	8,950	(669,370)
Hilton Worldwide Holdings Inc	73,670	(2,029,609)
Kohl’s Corp	20,350	(1,274,113)
Lear Corp	3,636	(408,177)
Lennar Corp ‘A’	47,380	(2,418,275)
Marriott International Inc ‘A’	23,030	(1,713,202)
Mattel Inc	122,970	(3,159,099)
McDonald’s Corp	70,650	(6,716,696)
Netflix Inc	5,020	(3,297,839)
NIKE Inc ‘B’	16,940	(1,829,859)
Nordstrom Inc	10,580	(788,210)
Omnicom Group Inc	25,860	(1,797,011)
Scripps Networks Interactive Inc ‘A’	40,060	(2,618,722)
Target Corp	18,020	(1,470,973)
The Interpublic Group of Cos Inc	63,640	(1,226,343)
The Walt Disney Co	200	(22,828)
Under Armour Inc ‘A’	92,350	(7,705,684)
Viacom Inc ‘B’	4,930	(318,675)
Yum! Brands Inc	33,840	(3,048,307)

		(62,502,371)

Consumer Staples - (3.1%)

Altria Group Inc	11,870	(580,562)
Brown-Forman Corp ‘B’	19,517	(1,955,213)
Church & Dwight Co Inc	66,700	(5,411,371)
ConAgra Foods Inc	95,930	(4,194,059)
Energizer Holdings Inc	22,200	(2,920,410)
General Mills Inc	109,380	(6,094,654)
Kellogg Co	94,560	(5,928,912)
Mead Johnson Nutrition Co	13,360	(1,205,339)
Sysco Corp	139,570	(5,038,477)
Wal-Mart Stores Inc	39,370	(2,792,514)
Walgreens Boots Alliance Inc	8,230	(694,941)
Whole Foods Market Inc	153,640	(6,059,562)

		(42,876,014)

	Shares	Value
Energy - (2.5%)

Anadarko Petroleum Corp	29,190	($2,278,571)
Cameron International Corp	14,830	(776,647)
Chesapeake Energy Corp	47,560	(531,245)
Enbridge Inc (NYSE) (Canada)	52,360	(2,449,924)
Ensco PLC ‘A’	10,680	(237,844)
FMC Technologies Inc	17,670	(733,128)
Hess Corp	17,930	(1,199,159)
Kinder Morgan Inc	47,170	(1,810,856)
Murphy Oil Corp	9,750	(405,308)
Noble Corp PLC	17,030	(262,092)
Noble Energy Inc	54,440	(2,323,499)
ONEOK Inc	91,748	(3,622,211)
QEP Resources Inc	290,620	(5,379,376)
Spectra Energy Corp	163,240	(5,321,624)
Tenaris SA ADR (Netherlands)	21,710	(586,604)
The Williams Cos Inc	64,420	(3,697,064)
Weatherford International PLC	101,330	(1,243,319)
WPX Energy Inc	129,670	(1,592,348)

		(34,450,819)

Financials - (6.4%)

Aon PLC	7,360	(733,645)
Associated Banc-Corp	34,590	(701,139)
BankUnited Inc	41,500	(1,491,095)
CIT Group Inc	30,130	(1,400,744)
City National Corp	5,580	(504,376)
CME Group Inc ‘A’	11,420	(1,062,745)
Comerica Inc	19,980	(1,025,374)
Commerce Bancshares Inc	64,400	(3,011,988)
Crown Castle International Corp REIT	8,570	(688,171)
Digital Realty Trust Inc REIT	18,670	(1,244,916)
Equity Residential REIT	28,650	(2,010,370)
Federal Realty Investment Trust REIT	24,820	(3,179,194)
Federated Investors Inc ‘B’	102,570	(3,435,069)
First Horizon National Corp	115,600	(1,811,452)
First Niagara Financial Group Inc	306,590	(2,894,210)
FirstMerit Corp	17,000	(354,110)
Franklin Resources Inc	25,660	(1,258,110)
Health Care REIT Inc	63,590	(4,173,412)
Hudson Pacific Properties Inc REIT	54,370	(1,542,477)
Lincoln National Corp	11,450	(678,069)
M&T Bank Corp	30,260	(3,780,382)
Medical Properties Trust Inc REIT	118,310	(1,551,044)
Northern Trust Corp	48,600	(3,715,956)
People’s United Financial Inc	83,952	(1,360,862)
Signature Bank	5,430	(794,898)
Synovus Financial Corp	13,830	(426,241)
T Rowe Price Group Inc	26,570	(2,065,286)
The Allstate Corp	30,650	(1,988,265)
The Charles Schwab Corp	98,490	(3,215,698)
The Chubb Corp	20,710	(1,970,349)
The NASDAQ OMX Group Inc	20,860	(1,018,177)
The PNC Financial Services Group Inc	16,100	(1,539,965)
The Progressive Corp	130,500	(3,631,815)
The Travelers Cos Inc	15,150	(1,464,399)
Torchmark Corp	115,940	(6,750,027)
UDR Inc REIT	22,480	(720,034)
US Bancorp	63,210	(2,743,314)
Valley National Bancorp	1	(10)
Ventas Inc REIT	103,020	(6,396,512)
Willis Group Holdings PLC	50,250	(2,356,725)
WR Berkley Corp	79,540	(4,130,512)
Zions Bancorp	113,520	(3,602,557)

		(88,423,694)

Health Care - (2.4%)

AbbVie Inc	42,770	(2,873,716)
Allscripts Healthcare Solutions Inc	328,500	(4,493,880)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
AmerisourceBergen Corp	2,990	($317,957)
Amgen Inc	16,570	(2,543,826)
Anthem Inc	4,255	(698,416)
athenahealth Inc	24,450	(2,801,481)
Baxter International Inc	71,760	(5,018,177)
Brookdale Senior Living Inc	19,260	(668,322)
Cardinal Health Inc	9,688	(810,401)
CR Bard Inc	3,770	(643,539)
DaVita HealthCare Partners Inc	40,500	(3,218,535)
Medidata Solutions Inc	14,900	(809,368)
Medtronic PLC	64,180	(4,755,738)
St Jude Medical Inc	33,420	(2,441,999)
Zimmer Biomet Holdings Inc	13,560	(1,481,159)

		(33,576,514)

Industrials - (5.1%)

3M Co	22,390	(3,454,777)
American Airlines Group Inc	41,080	(1,640,530)
CH Robinson Worldwide Inc	81,890	(5,109,117)
Danaher Corp	36,830	(3,152,280)
Donaldson Co Inc	173,910	(6,225,978)
Dover Corp	28,126	(1,973,883)
Emerson Electric Co	23,540	(1,304,822)
Fastenal Co	148,220	(6,251,920)
Fortune Brands Home & Security Inc	37,740	(1,729,247)
General Electric Co	104,560	(2,778,159)
Illinois Tool Works Inc	24,780	(2,274,556)
JB Hunt Transport Services Inc	20,000	(1,641,800)
Kansas City Southern	10,360	(944,832)
Lockheed Martin Corp	20,658	(3,840,322)
Raytheon Co	23,849	(2,281,872)
Rockwell Automation Inc	47,940	(5,975,242)
Southwest Airlines Co	65,131	(2,155,185)
The ADT Corp	200,260	(6,722,728)
The Boeing Co	18,480	(2,563,546)
Tyco International PLC	69,510	(2,674,745)
United Parcel Service Inc ‘B’	25,440	(2,465,390)
Waste Management Inc	28,380	(1,315,413)
Werner Enterprises Inc	54,090	(1,419,862)
WW Grainger Inc	4,430	(1,048,359)

		(70,944,565)

Information Technology - (5.6%)

Advanced Micro Devices Inc	1,623,500	(3,896,400)
Altera Corp	88,920	(4,552,704)
Analog Devices Inc	63,740	(4,091,152)
Atmel Corp	299,680	(2,953,346)
Citrix Systems Inc	31,140	(2,184,782)
Fiserv Inc	24,070	(1,993,718)
Global Payments Inc	8,530	(882,428)
Intel Corp	40,490	(1,231,503)
International Business Machines Corp	4,180	(679,919)
Intuit Inc	4,010	(404,088)
Juniper Networks Inc	87,180	(2,264,065)
Linear Technology Corp	30,190	(1,335,304)
LinkedIn Corp ‘A’	17,530	(3,622,224)
MasterCard Inc ‘A’	7,200	(673,056)
Maxim Integrated Products Inc	59,790	(2,067,239)
Micron Technology Inc	25,840	(486,826)
NVIDIA Corp	466,317	(9,377,635)
Salesforce.com Inc	71,060	(4,947,908)
SanDisk Corp	4,280	(249,182)
Seagate Technology PLC	111,240	(5,283,900)
Splunk Inc	70,150	(4,883,843)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	255,350	(5,798,998)
Total System Services Inc	37,380	(1,561,363)
Twitter Inc	93,710	(3,394,176)
Vantiv Inc ‘A’	78,760	(3,007,844)
VeriFone Systems Inc	54,450	(1,849,122)

	Shares	Value
Workday Inc ‘A’	28,620	($2,186,282)
Xilinx Inc	33,090	(1,461,254)

		(77,320,261)

Materials - (2.1%)

Air Products & Chemicals Inc	11,360	(1,554,389)
Airgas Inc	17,250	(1,824,705)
Bemis Co Inc	6,290	(283,113)
Cabot Corp	18,240	(680,170)
Celanese Corp ‘A’	30,280	(2,176,526)
Compass Minerals International Inc	3,670	(301,454)
Domtar Corp	12,020	(497,628)
Eastman Chemical Co	22,530	(1,843,405)
Ecolab Inc	13,450	(1,520,791)
FMC Corp	12,340	(648,467)
Freeport-McMoRan Inc	302,373	(5,630,185)
LyondellBasell Industries NV ‘A’	6,060	(627,331)
Monsanto Co	16,900	(1,801,371)
Nucor Corp	20,740	(914,012)
Packaging Corp of America	15,190	(949,223)
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	27,230	(843,313)
PPG Industries Inc	12,380	(1,420,234)
Praxair Inc	31,530	(3,769,411)
WR Grace & Co	10,770	(1,080,231)

		(28,365,959)

Telecommunication Services - (0.4%)

SBA Communications Corp ‘A’	11,920	(1,370,443)
Sprint Corp (Japan)	834,600	(3,805,776)

		(5,176,219)

Utilities - (1.7%)

Ameren Corp	16,310	(614,561)
Aqua America Inc	108,910	(2,667,206)
Consolidated Edison Inc	37,500	(2,170,500)
Dominion Resources Inc	9,630	(643,958)
Entergy Corp	8,750	(616,875)
Eversource Energy	66,380	(3,014,316)
FirstEnergy Corp	29,380	(956,319)
NRG Energy Inc	43,230	(989,102)
SCANA Corp	107,175	(5,428,414)
The Southern Co	152,010	(6,369,219)

		(23,470,470)

Total Common Stocks (Proceeds $460,828,453)		(467,106,886)

TOTAL SECURITIES SOLD SHORT - (33.8%)
(Proceeds $460,828,453)		($467,106,886)

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

	Long		Short		Net Exposure
Information Technology	25.9%		(5.6%	)	20.3%
Consumer Discretionary	23.1%		(4.5%	)	18.6%
Financials	24.1%		(6.4%	)	17.7%
Health Care	18.8%		(2.4%	)	16.4%
Industrials	15.4%		(5.1%	)	10.3%
Others (each less than 3.0%)	11.2%		(4.2%	)	7.0%
Energy	8.0%		(2.5%	)	5.5%
Consumer Staples	6.5%		(3.1%	)	3.4%

	133.0%		(33.8%	)	99.2%

Securities sold short	(33.8%	)
Other Assets & Liabilities, Net	0.8%

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	The portfolio engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of June 30, 2015, the total value of securities out on loan was $419,147,886, and the cash collateral was $426,270,947 (See Note 8 in Notes to Financial Statements).

(d)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/15)	216	($179,189)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,817,125,378	$1,817,125,378	$-	$-
	Exchange-Traded Funds	3,539,281	3,539,281	-	-
	Short-Term Investment	14,873,249	-	14,873,249	-

	Total Assets	1,835,537,908	1,820,664,659	14,873,249	-

Liabilities	Common Stocks - Short (1)	(467,106,886)	(467,106,886)	-	-
	Derivatives:
	Equity Contracts
	Futures	(179,189)	(179,189)	-	-

	Total Liabilities	(467,286,075)	(467,286,075)	-	-

	Total	$1,368,251,833	$1,353,378,584	$14,873,249	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 10.5%

Amazon.com Inc *	39,030	$16,942,533
AutoZone Inc *	37,611	25,082,776
Comcast Corp ‘A’	574,560	34,554,038
Delphi Automotive PLC (United Kingdom)	280,480	23,866,043
Dunkin’ Brands Group Inc	173,920	9,565,600
General Motors Co	196,350	6,544,345
The Home Depot Inc	227,630	25,296,522
Twenty-First Century Fox Inc ‘A’	344,315	11,205,732

		153,057,589

Consumer Staples - 10.8%

Diageo PLC (United Kingdom)	222,061	6,436,746
Henkel AG & Co KGaA (Germany)	297,190	28,402,255
Mondelez International Inc ‘A’	1,222,880	50,309,283
PepsiCo Inc	361,310	33,724,675
Philip Morris International Inc	492,753	39,504,008

		158,376,967

Energy - 6.4%

Chevron Corp	346,782	33,454,060
HollyFrontier Corp	192,120	8,201,603
Magellan Midstream Partners LP	92,835	6,812,232
Noble Energy Inc	526,362	22,465,130
Suncor Energy Inc (NYSE) (Canada)	836,020	23,007,270

		93,940,295

Financials - 18.9%

American International Group Inc	526,277	32,534,444
Berkshire Hathaway Inc ‘B’ *	174,330	23,728,056
Citigroup Inc	955,071	52,758,122
CME Group Inc ‘A’	355,920	33,121,915
Digital Realty Trust Inc REIT	117,040	7,804,227
Discover Financial Services	401,146	23,114,033
Genworth Financial Inc ‘A’ *	1,140,252	8,631,708
JPMorgan Chase & Co	246,739	16,719,035
M&T Bank Corp	97,570	12,189,420
Marsh & McLennan Cos Inc	332,685	18,863,240
McGraw Hill Financial Inc	230,801	23,183,960
Simon Property Group Inc REIT	48,480	8,388,010
The Bank of New York Mellon Corp	383,430	16,092,557

		277,128,727

Health Care - 15.6%

Allergan PLC *	120,140	36,457,684
Boston Scientific Corp *	911,560	16,134,612
Bristol-Myers Squibb Co	245,890	16,361,521
Express Scripts Holding Co *	348,386	30,985,451
Gilead Sciences Inc	215,270	25,203,811
HCA Holdings Inc *	350,490	31,796,453
Merck & Co Inc	497,090	28,299,334
UnitedHealth Group Inc	232,740	28,394,280
Zoetis Inc	302,737	14,597,978

		228,231,124

Industrials - 11.6%

Canadian National Railway Co (NYSE) (Canada)	372,305	21,500,614
CSX Corp	183,650	5,996,172
Deere & Co	305,460	29,644,893
Fastenal Co	167,970	7,084,975
General Electric Co	1,474,330	39,172,948
Nielsen NV	385,820	17,273,161
Republic Services Inc	324,410	12,707,140
Tyco International PLC	559,568	21,532,177
United Technologies Corp	131,450	14,581,748

		169,493,828

	Shares	Value
Information Technology - 18.4%

Amdocs Ltd	557,875	$30,454,396
Apple Inc	601,764	75,476,250
Applied Materials Inc	779,280	14,977,762
eBay Inc *	350,125	21,091,530
Facebook Inc ‘A’ *	281,297	24,125,437
Google Inc ‘A’ *	30,823	16,645,653
Google Inc ‘C’ *	76,263	39,695,654
MasterCard Inc ‘A’	266,372	24,900,455
Western Digital Corp	102,158	8,011,230
Xerox Corp	1,379,250	14,675,220

		270,053,587

Materials - 1.7%

Teck Resources Ltd ‘B’ (NYSE) (Canada)	238,600	2,364,526
Vulcan Materials Co	260,985	21,904,471

		24,268,997

Telecommunication Services - 1.6%

Verizon Communications Inc	510,312	23,785,642

Utilities - 3.1%

AmeriGas Partners LP	162,750	7,439,303
ITC Holdings Corp	235,080	7,564,874
PG&E Corp	420,430	20,643,113
The Southern Co	248,240	10,401,256

		46,048,546

Total Common Stocks (Cost $1,268,348,043)		1,444,385,302

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $17,367,416; collateralized by U.S. Treasury Notes: 2.000% - 2.125% due 08/31/21 - 09/30/21 and value $17,719,588)	$17,367,416	17,367,416

Total Short-Term Investment (Cost $17,367,416)		17,367,416

TOTAL INVESTMENTS - 99.8% (Cost $1,285,715,459)		1,461,752,718

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,887,935

NET ASSETS - 100.0%		$1,464,640,653

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	18.9%
Information Technology	18.4%
Health Care	15.6%
Industrials	11.6%
Consumer Staples	10.8%
Consumer Discretionary	10.5%
Energy	6.4%
Utilities	3.1%
Others (each less than 3.0%)	4.5%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$153,057,589	$153,057,589	$-	$-
	Consumer Staples	158,376,967	123,537,966	34,839,001	-
	Energy	93,940,295	93,940,295	-	-
	Financials	277,128,727	277,128,727	-	-
	Health Care	228,231,124	228,231,124	-	-
	Industrials	169,493,828	169,493,828	-	-
	Information Technology	270,053,587	270,053,587	-	-
	Materials	24,268,997	24,268,997	-	-
	Telecommunication Services	23,785,642	23,785,642	-	-
	Utilities	46,048,546	46,048,546	-	-

		1,444,385,302	1,409,546,301	34,839,001	-

	Short-Term Investment	17,367,416	-	17,367,416	-

	Total	$1,461,752,718	$1,409,546,301	$52,206,417	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 18.3%

American Eagle Outfitters Inc	672,484	$11,580,175
Big Lots Inc	207,190	9,321,478
Cabela’s Inc *	39,192	1,958,816
Chipotle Mexican Grill Inc *	9,385	5,677,831
Cracker Barrel Old Country Store Inc	33,211	4,953,753
Dollar Tree Inc *	88,477	6,988,798
DR Horton Inc	156,081	4,270,376
DSW Inc ‘A’	114,052	3,805,915
Expedia Inc	52,111	5,698,338
Hanesbrands Inc	169,467	5,646,640
Harman International Industries Inc	41,051	4,882,606
Lear Corp	72,259	8,111,795
lululemon athletica Inc *	38,089	2,487,212
NVR Inc *	3,113	4,171,420
O’Reilly Automotive Inc *	29,488	6,663,698
Panera Bread Co ‘A’ *	28,036	4,899,852
PulteGroup Inc	342,331	6,897,970
PVH Corp	63,292	7,291,238
Ross Stores Inc	167,170	8,126,134
Royal Caribbean Cruises Ltd	136,131	10,712,148
Sally Beauty Holdings Inc *	135,995	4,294,722
Tenneco Inc *	126,324	7,256,051
Texas Roadhouse Inc	176,502	6,606,470
The Priceline Group Inc *	3,653	4,205,955
Thor Industries Inc	136,646	7,690,437
Tractor Supply Co	45,059	4,052,606
Ulta Salon Cosmetics & Fragrance Inc *	81,848	12,641,424

		170,893,858

Consumer Staples - 6.1%

Casey’s General Stores Inc	16,977	1,625,378
Hormel Foods Corp	82,609	4,656,669
Monster Beverage Corp *	65,516	8,780,454
The Hain Celestial Group Inc *	154,502	10,175,502
The JM Smucker Co	47,165	5,113,158
The Kroger Co	94,645	6,862,709
Tyson Foods Inc ‘A’	457,831	19,517,335

		56,731,205

Energy - 4.0%

Cameron International Corp *	144,750	7,580,558
Diamondback Energy Inc *	30,950	2,333,011
Energen Corp	90,785	6,200,616
Gulfport Energy Corp *	109,496	4,407,214
Marathon Petroleum Corp	114,937	6,012,354
Patterson-UTI Energy Inc	122,118	2,297,650
Range Resources Corp	46,453	2,293,849
Western Refining Inc	134,844	5,881,895

		37,007,147

Financials - 24.4%

Affiliated Managers Group Inc *	53,489	11,692,695
Arch Capital Group Ltd *	222,657	14,909,113
CBOE Holdings Inc	121,894	6,974,775
Comerica Inc	163,520	8,391,846
Host Hotels & Resorts Inc REIT	586,557	11,631,425
KeyCorp	1,874,012	28,147,660
Lazard Ltd ‘A’	107,560	6,049,174
Lincoln National Corp	306,402	18,145,127
National Retail Properties Inc REIT	188,488	6,598,965
Omega Healthcare Investors Inc REIT	453,262	15,560,485
Outfront Media Inc REIT	420,681	10,617,988
Public Storage REIT	39,669	7,313,774
Senior Housing Properties Trust REIT	875,304	15,361,585
Signature Bank *	66,790	9,777,388
SunTrust Banks Inc	294,531	12,670,724

	Shares	Value
SVB Financial Group *	58,062	$8,359,767
T Rowe Price Group Inc	100,508	7,812,487
The Hartford Financial Services Group Inc	665,116	27,648,872

		227,663,850

Health Care - 14.0%

Akorn Inc *	99,456	4,342,249
AmerisourceBergen Corp	44,233	4,703,737
Amsurg Corp *	110,356	7,719,402
BioMarin Pharmaceutical Inc *	43,639	5,968,942
Centene Corp *	49,957	4,016,543
Cigna Corp	39,284	6,364,008
DaVita HealthCare Partners Inc *	79,869	6,347,189
Edwards Lifesciences Corp *	57,074	8,129,050
Health Net Inc *	71,631	4,592,980
HealthSouth Corp	89,887	4,140,195
Humana Inc	34,317	6,564,156
Incyte Corp *	26,610	2,773,028
Isis Pharmaceuticals Inc *	69,099	3,976,648
Medivation Inc *	22,469	2,565,960
Molina Healthcare Inc *	67,799	4,766,270
PAREXEL International Corp *	211,587	13,607,160
PerkinElmer Inc	193,119	10,165,784
Perrigo Co PLC	42,084	7,778,386
St Jude Medical Inc	99,669	7,282,814
The Cooper Cos Inc	41,124	7,318,838
Universal Health Services Inc ‘B’	44,652	6,345,049
Vertex Pharmaceuticals Inc *	14,946	1,845,532

		131,313,920

Industrials - 10.0%

Acuity Brands Inc	60,894	10,959,702
AECOM *	188,480	6,234,918
Con-way Inc	211,734	8,124,233
Hexcel Corp	99,390	4,943,659
Huntington Ingalls Industries Inc	74,341	8,370,053
Kirby Corp *	82,547	6,328,053
ManpowerGroup Inc	69,602	6,221,027
Textron Inc	161,420	7,204,175
The Babcock & Wilcox Co	143,563	4,708,866
The Timken Co	220,412	8,060,467
Trinity Industries Inc	167,974	4,439,553
United Rentals Inc *	55,718	4,882,011
Verisk Analytics Inc *	173,918	12,654,274

		93,130,991

Information Technology - 14.7%

Avago Technologies Ltd (Singapore)	70,053	9,312,145
Avnet Inc	143,528	5,900,436
Computer Sciences Corp	330,160	21,671,702
DST Systems Inc	109,352	13,776,165
Fidelity National Information Services Inc	114,545	7,078,881
Harris Corp	93,201	7,168,089
HomeAway Inc *	46,153	1,436,281
IAC/InterActiveCorp	94,017	7,489,394
Lam Research Corp	35,036	2,850,179
Linear Technology Corp	153,775	6,801,468
NVIDIA Corp	156,466	3,146,531
NXP Semiconductors NV * (Netherlands)	29,063	2,853,987
Palo Alto Networks Inc *	61,240	10,698,628
Science Applications International Corp	181,245	9,578,798
Skyworks Solutions Inc	166,077	17,288,616
Take-Two Interactive Software Inc *	137,071	3,779,048
Twitter Inc *	128,271	4,645,976
Western Digital Corp	26,498	2,077,973

		137,554,297

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Materials - 2.6%

Agnico Eagle Mines Ltd (NYSE) (Canada)	102,480	$2,907,358
Allegheny Technologies Inc	144,400	4,360,880
CF Industries Holdings Inc	106,541	6,848,455
KapStone Paper and Packaging Corp	119,510	2,763,071
Louisiana-Pacific Corp *	191,619	3,263,272
Westlake Chemical Corp	63,149	4,331,390

		24,474,426

Utilities - 3.0%

Atmos Energy Corp	374,636	19,211,334
DTE Energy Co	123,297	9,202,888

		28,414,222

Total Common Stocks (Cost $871,495,057)		907,183,916

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $14,794,747; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $15,094,738)	$14,794,747	14,794,747

Total Short-Term Investment (Cost $14,794,747)		14,794,747

TOTAL INVESTMENTS - 98.7% (Cost $886,289,804)		921,978,663

OTHER ASSETS & LIABILITIES, NET - 1.3%		12,373,384

NET ASSETS - 100.0%		$934,352,047

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	24.4%
Consumer Discretionary	18.3%
Information Technology	14.7%
Health Care	14.0%
Industrials	10.0%
Consumer Staples	6.1%
Energy	4.0%
Utilities	3.0%
Others (each less than 3.0%)	4.2%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$907,183,916	$907,183,916	$-	$-
	Short-Term Investment	14,794,747	-	14,794,747	-

	Total	$921,978,663	$907,183,916	$14,794,747	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 20.4%

Bed Bath & Beyond Inc *	143,555	$9,902,424
BorgWarner Inc	172,682	9,815,245
Burberry Group PLC (United Kingdom)	320,624	7,925,407
DSW Inc ‘A’	267,540	8,927,810
Dunkin’ Brands Group Inc	245,755	13,516,525
Kate Spade & Co *	247,898	5,339,723
Mattel Inc	365,372	9,386,407
Nordstrom Inc	98,942	7,371,179
Polaris Industries Inc	64,919	9,615,153
Ralph Lauren Corp	76,223	10,088,876
Tiffany & Co	81,797	7,508,965
TripAdvisor Inc *	85,817	7,478,093
Ulta Salon Cosmetics & Fragrance Inc *	72,683	11,225,889
Under Armour Inc ‘A’ *	69,091	5,764,953
Urban Outfitters Inc *	291,742	10,210,970

		134,077,619

Consumer Staples - 7.6%

Brown-Forman Corp ‘B’	71,080	7,120,794
Coty Inc ‘A’ *	252,432	8,070,251
Mead Johnson Nutrition Co	137,272	12,384,680
The Hain Celestial Group Inc *	203,985	13,434,452
Whole Foods Market Inc	222,922	8,792,044

		49,802,221

Energy - 6.2%

Cabot Oil & Gas Corp	315,120	9,938,885
Cimarex Energy Co	47,174	5,203,764
Continental Resources Inc *	216,463	9,175,867
Noble Energy Inc	152,243	6,497,731
Oasis Petroleum Inc *	208,285	3,301,317
Southwestern Energy Co *	290,213	6,596,541

		40,714,105

Financials - 10.8%

CME Group Inc ‘A’	100,402	9,343,410
First Republic Bank	232,562	14,658,383
Northern Trust Corp	274,395	20,980,241
Oaktree Capital Group LLC	100,372	5,337,783
Signature Bank *	108,759	15,921,230
UMB Financial Corp	86,641	4,940,270

		71,181,317

Health Care - 17.7%

Acadia Healthcare Co Inc *	108,359	8,487,760
ACADIA Pharmaceuticals Inc *	153,081	6,411,032
Align Technology Inc *	167,245	10,487,934
Alkermes PLC *	175,139	11,268,443
BioMarin Pharmaceutical Inc *	103,055	14,095,863
Cerner Corp *	118,540	8,186,372
Henry Schein Inc *	69,283	9,846,500
Incyte Corp *	74,086	7,720,502
Intuitive Surgical Inc *	36,119	17,499,656
Medivation Inc *	77,343	8,832,571
Zoetis Inc	290,162	13,991,612

		116,828,245

Industrials - 14.9%

Expeditors International of Washington Inc	326,817	15,067,898
Fastenal Co	316,630	13,355,453
Flowserve Corp	186,566	9,824,565
Fortune Brands Home & Security Inc	288,861	13,235,611
Generac Holdings Inc *	88,635	3,523,241
JB Hunt Transport Services Inc	60,000	4,925,400
Joy Global Inc	165,235	5,981,507
Stericycle Inc *	73,238	9,807,301
Towers Watson & Co ‘A’	71,322	8,972,308

	Shares	Value
Verisk Analytics Inc *	167,580	$12,193,121
Woodward Inc	18,428	1,013,356

		97,899,761

Information Technology - 18.2%

Alliance Data Systems Corp *	34,313	10,017,337
ANSYS Inc *	110,932	10,121,436
CoStar Group Inc *	65,102	13,102,428
Electronic Arts Inc *	272,566	18,125,639
F5 Networks Inc *	62,637	7,538,363
GrubHub Inc *	220,395	7,508,858
Microchip Technology Inc ‡	298,192	14,141,755
Pandora Media Inc *	725,935	11,281,030
SanDisk Corp	85,335	4,968,204
ServiceNow Inc *	110,829	8,235,703
Teradata Corp *	251,910	9,320,670
WebMD Health Corp *	122,013	5,402,736

		119,764,159

Materials - 2.0%

The Scotts Miracle-Gro Co ‘A’	105,788	6,263,708
The Valspar Corp	84,950	6,950,609

		13,214,317

Total Common Stocks (Cost $587,856,197)		643,481,744

PURCHASED OPTIONS - 0.4%
(See Note (d) in Notes to Schedule of Investments) (Cost $1,321,050)		2,435,932

	Principal Amount
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $14,366,733; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $14,658,825)	$14,366,733	14,366,733

Total Short-Term Investment (Cost $14,366,733)		14,366,733

TOTAL INVESTMENTS - 100.4% (Cost $603,543,980)		660,284,409

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(2,536,307)

NET ASSETS - 100.0%		$657,748,102

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Consumer Discretionary	20.4%
Information Technology	18.2%
Health Care	17.7%
Industrials	14.9%
Financials	10.8%
Consumer Staples	7.6%
Energy	6.2%
Others (each less than 3.0%)	4.6%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2015, an investment with a value of $948,500 was fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.

(d)	Purchased options outstanding as of June 30, 2015 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - Russell 2000	1,240.00	07/31/15	CME	374	$461,142	$888,624
Put - S&P 500	2,050.00	07/31/15	CME	164	300,612	562,520

					$761,754	$1,451,144

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - SPDR S&P MidCap 400 ETF Trust	$272.50	07/31/15	DUB	1,942	$559,296	$984,788

Total Purchased Options					$1,321,050	$2,435,932

(e)	Transactions in written options for the period ended June 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	1,706	$298,188
Call Options Written	1,489	157,624
Put Options Written	6,849	2,117,673
Call Options Exercised	(1,116)	(112,313)
Put Options Expired	(3,666)	(640,016)
Put Options Closed	(1,593)	(1,193,918)

Outstanding, June 30, 2015	3,669	$627,238

(f)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Russell 2000	1,140.00	07/31/15	CME	374	$73,678	($153,340)
Put - S&P 500	1,880.00	07/31/15	CME	164	45,428	(93,152)

					$119,106	($246,492)

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - Coty Inc	$32.00	07/17/15	CME	373	$45,311	($46,625)

			Counter- party
Put - Pacira Pharmaceuticals Inc	85.00	07/17/15	GSC	490	377,300	(711,039)
Put - SPDR S&P MidCap 400 ETF Trust	250.00	07/31/15	DUB	1,942	56,318	(160,992)

			Exchange
Put - Woodward Inc	50.00	07/17/15	CME	326	29,203	(3,260)

					462,821	(875,291)

					$508,132	($921,916)

Total Written Options					$627,238	($1,168,408)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$134,077,619	$126,152,212	$7,925,407	$-
	Consumer Staples	49,802,221	49,802,221	-	-
	Energy	40,714,105	40,714,105	-	-
	Financials	71,181,317	71,181,317	-	-
	Health Care	116,828,245	116,828,245	-	-
	Industrials	97,899,761	97,899,761	-	-
	Information Technology	119,764,159	119,764,159	-	-
	Materials	13,214,317	13,214,317	-	-

		643,481,744	635,556,337	7,925,407	-

	Short-Term Investment	14,366,733	-	14,366,733	-
	Derivatives:
	Equity Contracts
	Purchased Options	2,435,932	1,451,144	984,788	-

	Total Assets	660,284,409	637,007,481	23,276,928	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(1,168,408)	(293,117)	(875,291)	-

	Total Liabilities	(1,168,408)	(293,117)	(875,291)	-

	Total	$659,116,001	$636,714,364	$22,401,637	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 9.9%

Brunswick Corp	165,126	$8,398,308
CBS Corp ‘B’	124,564	6,913,302
Expedia Inc	123,530	13,508,006
Foot Locker Inc	118,738	7,956,633
H&R Block Inc	275,734	8,175,513
Harley-Davidson Inc	77,715	4,379,240
Lear Corp	205,436	23,062,245
Macy’s Inc	166,784	11,252,917
Newell Rubbermaid Inc	366,094	15,050,124
Omnicom Group Inc	113,877	7,913,313
Tenneco Inc *	138,892	7,977,957

		114,587,558

Consumer Staples - 2.2%

Coca-Cola Enterprises Inc	109,364	4,750,772
Constellation Brands Inc ‘A’	102,217	11,859,217
Reynolds American Inc	33,649	2,512,234
Tyson Foods Inc ‘A’	145,200	6,189,876

		25,312,099

Energy - 4.2%

Energen Corp	168,650	11,518,795
EQT Corp	84,280	6,855,335
Kosmos Energy Ltd *	310,271	2,615,584
Marathon Petroleum Corp	214,954	11,244,244
Parsley Energy Inc ‘A’ *	234,574	4,086,279
QEP Resources Inc	237,106	4,388,832
Rice Energy Inc *	155,337	3,235,670
Western Refining Inc	105,469	4,600,558

		48,545,297

Financials - 32.3%

Alleghany Corp *	25,636	12,017,131
American Assets Trust Inc REIT	96,350	3,777,884
American Homes 4 Rent ‘A’ REIT	307,359	4,930,038
Aon PLC	147,217	14,674,591
BB&T Corp	421,282	16,981,877
Boston Properties Inc REIT	134,745	16,309,535
Discover Financial Services	220,016	12,677,322
Douglas Emmett Inc REIT	173,210	4,666,277
East West Bancorp Inc	263,188	11,796,086
Equity Residential REIT	192,100	13,479,657
Essex Property Trust Inc REIT	42,267	8,981,738
Fifth Third Bancorp	732,626	15,253,273
Huntington Bancshares Inc	1,064,035	12,034,236
Kilroy Realty Corp REIT	82,967	5,571,234
Kimco Realty Corp REIT	359,068	8,093,393
LaSalle Hotel Properties REIT	117,471	4,165,522
Loews Corp	149,280	5,748,773
Marsh & McLennan Cos Inc	269,253	15,266,645
McGraw Hill Financial Inc	69,736	7,004,981
Moody’s Corp	52,081	5,622,665
Navient Corp	363,100	6,612,051
Raymond James Financial Inc	294,667	17,556,260
Regency Centers Corp REIT	172,129	10,152,168
Reinsurance Group of America Inc	144,304	13,690,120
SEI Investments Co	211,677	10,378,523
SL Green Realty Corp REIT	105,999	11,648,230
SLM Corp *	437,501	4,318,135
State Street Corp	102,085	7,860,545
SunTrust Banks Inc	267,418	11,504,322
Symetra Financial Corp	208,889	5,048,847
TD Ameritrade Holding Corp	557,620	20,531,568
The Allstate Corp	238,258	15,455,796
The Charles Schwab Corp	233,639	7,628,313
Torchmark Corp	217,021	12,634,963

	Shares	Value
Unum Group	197,478	$7,059,839
WR Berkley Corp	109,892	5,706,692
XL Group PLC (Ireland)	211,908	7,882,978

		374,722,208

Health Care - 6.6%

Becton Dickinson and Co	44,778	6,342,804
Boston Scientific Corp *	442,081	7,824,834
Bruker Corp *	187,558	3,828,059
Cardinal Health Inc	127,790	10,689,634
DaVita HealthCare Partners Inc *	51,159	4,065,606
ICON PLC * (Ireland)	141,541	9,525,709
Laboratory Corp of America Holdings *	61,937	7,508,003
McKesson Corp	13,030	2,929,274
Omnicare Inc	57,241	5,394,964
St Jude Medical Inc	103,973	7,597,307
Zimmer Biomet Holdings Inc	106,114	11,590,832

		77,297,026

Industrials - 14.4%

Carlisle Cos Inc	67,120	6,720,055
Curtiss-Wright Corp	78,146	5,660,896
Delta Air Lines Inc	117,287	4,818,150
Equifax Inc	141,058	13,695,321
Fluor Corp	87,112	4,617,807
Hubbell Inc ‘B’	39,322	4,257,786
Huntington Ingalls Industries Inc	108,770	12,246,414
Ingersoll-Rand PLC	135,803	9,155,838
ManpowerGroup Inc	130,876	11,697,697
Masco Corp	446,573	11,910,102
Parker-Hannifin Corp	124,104	14,437,018
Raytheon Co	48,015	4,594,075
Robert Half International Inc	368,834	20,470,287
Stanley Black & Decker Inc	71,312	7,504,875
Terex Corp	146,701	3,410,798
The Timken Co	129,978	4,753,296
Towers Watson & Co ‘A’	108,581	13,659,490
WABCO Holdings Inc *	44,111	5,457,413
WESCO International Inc *	120,534	8,273,454

		167,340,772

Information Technology - 17.6%

Activision Blizzard Inc	676,147	16,369,519
Alliance Data Systems Corp *	30,544	8,917,015
Amdocs Ltd	317,862	17,352,087
Arrow Electronics Inc *	185,810	10,368,198
Avago Technologies Ltd (Singapore)	81,248	10,800,297
Avnet Inc	224,419	9,225,865
Brocade Communications Systems Inc	720,303	8,557,200
Fidelity National Information Services Inc	171,162	10,577,812
Flextronics International Ltd *	619,080	7,001,795
Global Payments Inc	58,827	6,085,653
Harris Corp	124,958	9,610,520
IAC/InterActiveCorp	54,959	4,378,034
Jabil Circuit Inc	389,472	8,291,859
Microsemi Corp *	197,489	6,902,240
Motorola Solutions Inc	120,880	6,931,259
NetEase Inc ADR (China)	50,302	7,286,999
NXP Semiconductors NV * (Netherlands)	94,807	9,310,047
ON Semiconductor Corp *	821,225	9,600,120
Seagate Technology PLC	135,598	6,440,905
TE Connectivity Ltd (Switzerland)	88,646	5,699,938
Total System Services Inc	163,261	6,819,412
Western Digital Corp	236,346	18,534,253

		205,061,027

Materials - 5.6%

Avery Dennison Corp	96,468	5,878,760
Crown Holdings Inc *	269,284	14,247,816
Graphic Packaging Holding Co	1,281,564	17,852,187

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Huntsman Corp	197,696	$4,363,151
International Paper Co	115,004	5,473,040
Packaging Corp of America	68,356	4,271,566
PolyOne Corp	65,852	2,579,423
The Valspar Corp	131,489	10,758,430

		65,424,373

Utilities - 5.6%

AES Corp	599,923	7,954,979
Alliant Energy Corp	146,424	8,451,593
Ameren Corp	131,706	4,962,682
American Electric Power Co Inc	233,974	12,393,603
Edison International	206,449	11,474,435
FirstEnergy Corp	100,013	3,255,423
Great Plains Energy Inc	264,032	6,379,013
PG&E Corp	95,035	4,666,219
Westar Energy Inc	154,025	5,270,736

		64,808,683

Total Common Stocks (Cost $1,153,603,133)		1,143,099,043

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $17,218,416; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $17,563,219)	$17,218,416	$17,218,416

Total Short-Term Investment (Cost $17,218,416)		17,218,416

TOTAL INVESTMENTS - 99.9% (Cost $1,170,821,549)		1,160,317,459

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,391,152

NET ASSETS - 100.0%		$1,161,708,611

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	32.3%
Information Technology	17.6%
Industrials	14.4%
Consumer Discretionary	9.9%
Health Care	6.6%
Materials	5.6%
Utilities	5.6%
Energy	4.2%
Others (each less than 3.0%)	3.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,143,099,043	$1,143,099,043	$-	$-
	Short-Term Investment	17,218,416	-	17,218,416	-

	Total	$1,160,317,459	$1,143,099,043	$17,218,416	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Other security		$-

Telecommunication Services - 0.0%

Other security		59,777

Total Rights (Cost $0)		59,777

WARRANTS - 0.0%

Energy - 0.0%

Other security		-

Total Warrants (Cost $0)		-

COMMON STOCKS - 95.8%

Consumer Discretionary - 13.3%

BRP Inc * (Canada)	178,667	4,175,572
Caleres Inc	110,359	3,507,209
Drew Industries Inc	62,500	3,626,250
Gentex Corp	246,000	4,039,320
Group 1 Automotive Inc	52,859	4,801,183
La-Z-Boy Inc	226,288	5,960,426
The Cato Corp ‘A’	92,315	3,578,129
The Men’s Wearhouse Inc	91,000	5,830,370
The Pep Boys-Manny Moe & Jack *	351,393	4,311,592
Thor Industries Inc	74,100	4,170,348
Other securities		46,732,347

		90,732,746

Consumer Staples - 3.1%

GrainCorp Ltd ‘A’ (Australia)	540,000	3,540,468
Maple Leaf Foods Inc (Canada)	412,100	7,816,372
Other securities		9,981,259

		21,338,099

Energy - 6.1%

Bristow Group Inc	69,602	3,709,787
Oil States International Inc *	99,156	3,691,578
Unit Corp *	160,710	4,358,455
Other securities		29,817,152

		41,576,972

Financials - 28.4%

Aspen Insurance Holdings Ltd	134,380	6,436,802
Chemical Financial Corp	109,896	3,633,162
EverBank Financial Corp	342,169	6,723,621
LTC Properties Inc REIT	113,456	4,719,770
Old Republic International Corp	239,700	3,746,511
StanCorp Financial Group Inc	107,800	8,150,758
The Hanover Insurance Group Inc	85,500	6,329,565
Other securities		153,361,345

		193,101,534

Health Care - 5.6%

Gerresheimer AG (Germany)	98,500	6,138,215
Hill-Rom Holdings Inc	83,000	4,509,390
STERIS Corp	95,900	6,179,796
Teleflex Inc	42,000	5,688,900
Other securities		15,850,440

		38,366,741

	Shares	Value
Industrials - 19.5%

AAR Corp	242,547	$7,729,973
Astec Industries Inc	132,555	5,543,450
Carlisle Cos Inc	59,800	5,987,176
EMCOR Group Inc	161,590	7,719,154
EnerSys	86,578	6,085,568
Gibraltar Industries Inc *	217,147	4,423,284
Granite Construction Inc	142,122	5,046,752
McGrath RentCorp	129,719	3,947,349
MSA Safety Inc	88,419	4,289,206
Mueller Industries Inc	176,507	6,128,323
Regal Beloit Corp	100,800	7,317,072
Simpson Manufacturing Co Inc	106,874	3,633,716
Universal Forest Products Inc	142,169	7,397,053
Wabash National Corp *	329,400	4,130,676
Other securities		53,745,811

		133,124,563

Information Technology - 6.5%

MKS Instruments Inc	91,307	3,464,188
Other securities		40,492,376

		43,956,564

Materials - 9.1%

A Schulman Inc	140,685	6,150,748
Axiall Corp	256,411	9,243,617
Carpenter Technology Corp	157,824	6,104,632
HB Fuller Co	167,330	6,796,945
Minerals Technologies Inc	69,085	4,706,761
RPM International Inc	77,600	3,800,072
Sensient Technologies Corp	115,331	7,881,721
Stepan Co	65,019	3,518,178
Other securities		13,502,989

		61,705,663

Telecommunication Services - 0.4%

Other securities		2,831,702

Utilities - 3.8%

The Laclede Group Inc	91,834	4,780,878
Other securities		20,769,026

		25,549,904

Total Common Stocks (Cost $563,088,423)		652,284,488

	Principal Amount

CORPORATE BONDS & NOTES - 0.2%

Energy - 0.2%

Other security		1,632,150

Total Corporate Bonds & Notes (Cost $1,619,803)		1,632,150

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.8%

U.S. Government Agency Issue - 1.5%

Federal Home Loan Bank 0.000% due 07/01/15	$10,000,000	$10,000,000

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $15,681,462; collateralized by U.S. Treasury Notes: 2.000% - 2.125% due 08/31/21 - 09/30/21 and value $15,995,663)	15,681,462	15,681,462

Total Short-Term Investments (Cost $25,681,462)		25,681,462

TOTAL INVESTMENTS - 99.8% (Cost $590,389,688)		679,657,877

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,400,373

NET ASSETS - 100.0%		$681,058,250

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	28.4%
Industrials	19.5%
Consumer Discretionary	13.3%
Materials	9.1%
Information Technology	6.5%
Energy	6.3%
Health Care	5.6%
Short-Term Investments	3.8%
Utilities	3.8%
Consumer Staples	3.1%
Others (each less than 3.0%)	0.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment, including those listed under Other Securities, with a value of $59,777 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(d)	Other securities represent the portfolio’s securities not identified as top-fifty issuers in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2015.

(e)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(f)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/15)	59	($71,238)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$59,777	$-	$-	$59,777
	Common Stocks
	Consumer Discretionary	90,732,746	90,732,746	-	-
	Consumer Staples	21,338,099	17,797,631	3,540,468	-
	Energy	41,576,972	38,293,019	3,283,953	-
	Financials	193,101,534	193,101,534	-	-
	Health Care	38,366,741	32,228,526	6,138,215	-
	Industrials	133,124,563	133,124,563	-	-
	Information Technology	43,956,564	43,956,564	-	-
	Materials	61,705,663	61,705,663	-	-
	Telecommunication Services	2,831,702	2,831,702	-	-
	Utilities	25,549,904	25,549,904	-	-

		652,284,488	639,321,852	12,962,636	-

	Corporate Bonds & Notes	1,632,150	-	1,632,150	-
	Short-Term Investments	25,681,462	-	25,681,462	-

	Total Assets	679,657,877	639,321,852	40,276,248	59,777

Liabilities	Derivatives:
	Equity Contracts
	Futures	(71,238)	(71,238)	-	-

	Total Liabilities	(71,238)	(71,238)	-	-

	Total	$679,586,639	$639,250,614	$40,276,248	$59,777

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	148,650	$85,176

Total Warrants (Cost $0)		85,176

COMMON STOCKS - 98.0%

Consumer Discretionary - 14.8%

2U Inc *	328,430	10,572,162
Asbury Automotive Group Inc *	68,821	6,236,559
Brunswick Corp	65,019	3,306,866
Buffalo Wild Wings Inc *	21,619	3,387,481
G-III Apparel Group Ltd *	117,109	8,238,618
IMAX Corp * (Canada)	250,364	10,082,158
La Quinta Holdings Inc *	290,930	6,647,750
LifeLock Inc *	412,442	6,764,049
MarineMax Inc *	218,501	5,136,959
Rentrak Corp *	126,707	8,844,149
Restoration Hardware Holdings Inc *	85,770	8,373,725
Skechers U.S.A. Inc ‘A’ *	45,669	5,014,000
The Habit Restaurants Inc ‘A’ *	77,446	2,423,285
Wayfair Inc ‘A’ *	195,485	7,358,055
Zoe’s Kitchen Inc *	131,116	5,367,889

		97,753,705

Consumer Staples - 0.9%

The Hain Celestial Group Inc *	92,261	6,076,310

Energy - 0.7%

GasLog Ltd (Monaco)	227,887	4,546,346

Financials - 8.6%

Essent Group Ltd *	54,500	1,490,575
Janus Capital Group Inc	288,886	4,945,728
MarketAxess Holdings Inc	123,717	11,477,226
Noah Holdings Ltd ADR * (China)	74,002	2,237,080
PrivateBancorp Inc	187,101	7,450,362
Springleaf Holdings Inc *	703	32,275
Stifel Financial Corp *	91,479	5,281,998
SVB Financial Group *	40,251	5,795,339
Western Alliance Bancorp *	209,576	7,075,286
WisdomTree Investments Inc	488,251	10,724,433

		56,510,302

Health Care - 28.3%

ABIOMED Inc *	103,653	6,813,112
ACADIA Pharmaceuticals Inc *	127,083	5,322,236
Aduro Biotech Inc *	21,584	654,643
Agios Pharmaceuticals Inc *	27,658	3,073,910
Amicus Therapeutics Inc *	67,400	953,710
Anacor Pharmaceuticals Inc *	17,400	1,347,282
Bluebird Bio Inc *	49,673	8,363,443
Blueprint Medicines Corp *	48,225	1,277,480
Celldex Therapeutics Inc *	229,529	5,788,721
Cepheid *	126,386	7,728,504
Charles River Laboratories International Inc *	12,602	886,425
Chimerix Inc *	27,300	1,261,260
Clovis Oncology Inc *	76,995	6,766,321
Depomed Inc *	159,888	3,431,196
DexCom Inc *	66,069	5,284,199

	Shares	Value
Diplomat Pharmacy Inc *	204,171	$9,136,652
Dyax Corp *	194,727	5,160,265
Endologix Inc *	246,903	3,787,492
Evolent Health Inc ‘A’ *	144,696	2,821,572
ExamWorks Group Inc *	92,319	3,609,673
Fluidigm Corp *	69,683	1,686,329
Foundation Medicine Inc *	76,152	2,576,984
HealthEquity Inc *	59,008	1,891,206
Intersect ENT Inc *	109,437	3,133,181
Juno Therapeutics Inc *	63,837	3,404,427
LDR Holding Corp *	150,387	6,504,238
Medidata Solutions Inc *	120,265	6,532,795
Neurocrine Biosciences Inc *	74,680	3,566,717
Nevro Corp *	67,710	3,639,413
NxStage Medical Inc *	149,972	2,142,350
Press Ganey Holdings Inc *	120,948	3,467,579
Prestige Brands Holdings Inc *	136,506	6,312,037
PTC Therapeutics Inc *	25,083	1,207,245
Receptos Inc *	35,297	6,708,195
Sage Therapeutics Inc *	117,741	8,595,093
Spark Therapeutics Inc *	74,495	4,489,814
Team Health Holdings Inc *	158,460	10,352,192
TESARO Inc *	105,566	6,206,225
Ultragenyx Pharmaceutical Inc *	79,736	8,164,169
Veeva Systems Inc ‘A’ *	182,316	5,110,317
Zeltiq Aesthetics Inc *	264,145	7,784,353

		186,942,955

Industrials - 6.3%

Air Lease Corp	85,724	2,906,044
Apogee Enterprises Inc	89,468	4,709,595
Astronics Corp *	119,287	8,456,255
Hexcel Corp	114,310	5,685,779
Proto Labs Inc *	46,266	3,122,030
RBC Bearings Inc *	75,026	5,383,866
The Middleby Corp *	516	57,911
Trex Co Inc *	126,859	6,270,640
US Ecology Inc	98,480	4,797,946

		41,390,066

Information Technology - 38.0%

Ambarella Inc *	36,515	3,749,725
Arista Networks Inc *	59,538	4,866,636
Barracuda Networks Inc *	72,069	2,855,374
Benefitfocus Inc *	163,492	7,169,124
Cavium Inc *	152,124	10,467,652
Cheetah Mobile Inc ADR * (China)	56,834	1,631,704
Cimpress NV *	60,023	5,051,536
Cirrus Logic Inc *	143,197	4,872,994
Cognex Corp	137,278	6,603,072
comScore Inc *	129,322	6,887,690
Cray Inc *	124,880	3,685,209
Criteo SA ADR * (France)	189,445	9,030,843
CyberArk Software Ltd * (Israel)	125,196	7,864,813
Demandware Inc *	89,297	6,347,231
EPAM Systems Inc *	166,578	11,865,351
FARO Technologies Inc *	21,697	1,013,250
FireEye Inc *	166,631	8,149,922
Glu Mobile Inc *	776,130	4,819,767
Gogo Inc *	492,300	10,549,989
GrubHub Inc *	189,495	6,456,095
Infinera Corp *	394,503	8,276,673
IPG Photonics Corp *	56,697	4,829,167
Manhattan Associates Inc *	166,586	9,936,855
Materialise NV ADR * (Belgium)	94,876	862,897
MAXIMUS Inc	152,252	10,007,524
Monolithic Power Systems Inc	1,946	98,682
Nimble Storage Inc *	225,944	6,339,989

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Paycom Software Inc *	182,010	$6,215,641
Paylocity Holding Corp *	225,706	8,091,560
Proofpoint Inc *	126,830	8,075,266
Rambus Inc *	504,039	7,303,525
Ruckus Wireless Inc *	151,072	1,562,084
Shopify Inc ‘A’ * (Canada)	3,900	132,405
Sohu.com Inc * (China)	52,895	3,125,566
SunPower Corp * (France)	285,542	8,112,248
Synaptics Inc *	83,956	7,281,924
Synchronoss Technologies Inc *	156,278	7,146,593
Tableau Software Inc ‘A’ *	56,750	6,543,275
Tessera Technologies Inc	149,651	5,683,745
The Ultimate Software Group Inc *	37,470	6,157,820
Virtusa Corp *	64,213	3,300,548
Youku Tudou Inc ADR * (China)	135,984	3,335,687
Zendesk Inc *	216,602	4,810,730

		251,168,381

Utilities - 0.4%

Vivint Solar Inc *	239,471	2,914,362

Total Common Stocks (Cost $573,321,536)		647,302,427

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $3,969,217; collateralized by U.S. Treasury Notes: 2.125% due 06/30/21 and value $4,050,056)	$3,969,217	3,969,217

Total Short-Term Investment (Cost $3,969,217)		3,969,217

TOTAL INVESTMENTS - 98.6% (Cost $577,290,753)		651,356,820

OTHER ASSETS & LIABILITIES, NET - 1.4%		9,023,003

NET ASSETS - 100.0%		$660,379,823

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Information Technology	38.0%
Health Care	28.3%
Consumer Discretionary	14.8%
Financials	8.6%
Industrials	6.3%
Others (each less than 3.0%)	2.6%

98.6%
Other Assets & Liabilities, Net	1.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$85,176	$-	$85,176	$-
	Common Stocks (1)	647,302,427	647,302,427	-	-
	Short-Term Investment	3,969,217	-	3,969,217	-

	Total	$651,356,820	$647,302,427	$4,054,393	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Other securities		$ 27,140

Telecommunication Services - 0.0%

Other security		61,657

Total Rights (Cost $26,516)		88,797

WARRANTS - 0.0%

Energy - 0.0%

Other security		-

Total Warrants (Cost $0)		-

COMMON STOCKS - 98.2%

Consumer Discretionary - 14.3%

Burlington Stores Inc *	36,428	1,865,114
Houghton Mifflin Harcourt Co *	65,771	1,657,429
Tenneco Inc *	29,544	1,697,007
Vail Resorts Inc	17,568	1,918,426
Other securities		125,453,997

		132,591,973

Consumer Staples - 3.0%

Casey’s General Stores Inc	18,739	1,794,072
TreeHouse Foods Inc *	20,670	1,674,890
Other securities		24,408,241

		27,877,203

Energy - 3.8%

SemGroup Corp ‘A’	21,197	1,684,738
Other securities		33,577,352

		35,262,090

Financials - 23.8%

Bank of the Ozarks Inc	37,828	1,730,631
CNO Financial Group Inc	95,604	1,754,333
CubeSmart REIT	80,790	1,871,096
First American Financial Corp	52,477	1,952,669
FirstMerit Corp	80,610	1,679,106
Highwoods Properties Inc REIT	45,535	1,819,123
Investors Bancorp Inc	168,830	2,076,609
LaSalle Hotel Properties REIT	54,877	1,945,938
MarketAxess Holdings Inc	18,018	1,671,530
MGIC Investment Corp *	164,569	1,872,795
Prosperity Bancshares Inc	33,878	1,956,116
Radian Group Inc	92,853	1,741,922
RLJ Lodging Trust REIT	64,296	1,914,735
Stifel Financial Corp *	32,808	1,894,334
Umpqua Holdings Corp	105,731	1,902,101
Webster Financial Corp	44,244	1,749,850
Other securities		190,537,845

		220,070,733

Health Care - 15.8%

Cepheid *	34,710	2,122,516
Dyax Corp *	70,355	1,864,407
HealthSouth Corp	44,115	2,031,937
Neurocrine Biosciences Inc *	41,271	1,971,103
PAREXEL International Corp *	26,682	1,715,919
STERIS Corp	29,030	1,870,693
Team Health Holdings Inc *	34,757	2,270,675
Ultragenyx Pharmaceutical Inc *	17,274	1,768,685
WellCare Health Plans Inc *	21,266	1,803,995

	Shares	Value
West Pharmaceutical Services Inc	34,846	$2,023,856
Other securities		126,895,302

		146,339,088

Industrials - 12.6%

Curtiss-Wright Corp	22,899	1,658,804
Teledyne Technologies Inc *	17,043	1,798,207
Woodward Inc	31,445	1,729,161
Other securities		111,671,408

		116,857,580

Information Technology - 16.9%

Aspen Technology Inc *	41,212	1,877,207
Belden Inc	20,584	1,672,038
Cavium Inc *	26,661	1,834,543
Dealertrack Technologies Inc *	26,422	1,659,037
EPAM Systems Inc *	23,553	1,677,680
FEI Co	19,992	1,657,937
Guidewire Software Inc *	33,848	1,791,575
Manhattan Associates Inc *	35,613	2,124,315
MAXIMUS Inc	31,943	2,099,613
Tyler Technologies Inc *	16,242	2,101,390
Verint Systems Inc *	29,558	1,795,501
Other securities		135,695,988

		155,986,824

Materials - 4.0%

Berry Plastics Group Inc *	57,668	1,868,443
PolyOne Corp	43,009	1,684,663
Other securities		33,042,297

		36,595,403

Telecommunication Services - 0.8%

Other securities		7,667,888

Utilities - 3.2%

Dynegy Inc *	61,832	1,808,586
Other securities		27,812,329

		29,620,915

Total Common Stocks (Cost $762,594,372)		908,869,697

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $16,199,145; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $16,524,125)	$16,199,145	16,199,145

Total Short-Term Investment (Cost $16,199,145)		16,199,145

TOTAL INVESTMENTS - 99.9% (Cost $778,820,033)		925,157,639

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,098,368

NET ASSETS - 100.0%		$926,256,007

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	23.8%
Information Technology	16.9%
Health Care	15.8%
Consumer Discretionary	14.3%
Industrials	12.6%
Materials	4.0%
Energy	3.8%
Utilities	3.2%
Consumer Staples	3.0%
Others (each less than 3.0%)	2.5%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments, including those listed under Other Securities, with a total aggregate value of $88,797 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	Other securities represent the portfolio’s securities not identified as top-fifty issuers in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2015.

(e)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(f)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/15)	146	($228,713)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$88,797	$-	$-	$88,797
	Common Stocks (1)	908,869,697	908,869,697	-	-
	Short-Term Investment	16,199,145	-	16,199,145	-

	Total Assets	925,157,639	908,869,697	16,199,145	88,797

Liabilities
	Derivatives:
	Equity Contracts
	Futures	(228,713)	(228,713)	-	-

	Total Liabilities	(228,713)	(228,713)	-	-

	Total	$924,928,926	$908,640,984	$16,199,145	$88,797

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Consumer Discretionary - 13.5%

Big Lots Inc	76,260	$3,430,937
Bloomin’ Brands Inc	140,210	2,993,484
Caleres Inc	75,830	2,409,877
Citi Trends Inc *	120,286	2,910,921
Corus Entertainment Inc ‘B’ (Canada)	85,631	1,142,889
Crocs Inc *	224,190	3,297,835
Dana Holding Corp	309,520	6,369,922
Ethan Allen Interiors Inc	65,630	1,728,694
GameStop Corp ‘A’	71,490	3,071,210
GNC Holdings Inc ‘A’	68,200	3,033,536
Group 1 Automotive Inc	31,656	2,875,314
Helen of Troy Ltd *	25,920	2,526,941
MarineMax Inc *	84,660	1,990,357
Meredith Corp	56,478	2,945,328
Meritage Homes Corp *	67,740	3,189,877
Office Depot Inc *	274,480	2,376,997
Pier 1 Imports Inc	164,880	2,082,434
Scholastic Corp	71,836	3,170,123
Sonic Automotive Inc ‘A’	36,100	860,263
Stage Stores Inc	59,900	1,050,047
Strattec Security Corp	8,241	566,157
Tenneco Inc *	54,340	3,121,290
The Buckle Inc	64,273	2,941,775
The Children’s Place Inc	56,230	3,678,004
The Ryland Group Inc	62,257	2,886,857
Thor Industries Inc	76,360	4,297,541
Time Inc	68,985	1,587,345

		72,535,955

Consumer Staples - 4.6%

Cal-Maine Foods Inc	58,144	3,035,117
Cott Corp (Canada)	348,943	3,412,662
Dean Foods Co	210,510	3,403,947
Ingles Markets Inc ‘A’	10,655	508,989
Ingredion Inc	45,000	3,591,450
Sanderson Farms Inc	20,882	1,569,491
SpartanNash Co	73,730	2,399,174
The Andersons Inc	69,803	2,722,317
Universal Corp	63,499	3,639,763
Weis Markets Inc	12,904	543,904

		24,826,814

Energy - 6.0%

Alliance Resource Partners LP	60,174	1,501,943
Alon USA Partners LP	40,153	844,016
Atwood Oceanics Inc	25,600	676,864
Bill Barrett Corp *	147,740	1,269,087
Boardwalk Pipeline Partners LP	139,912	2,031,522
Bristow Group Inc	25,300	1,348,490
Delek Logistics Partners LP	21,511	990,582
Delek US Holdings Inc	58,200	2,142,924
Golar LNG Partners LP (United Kingdom)	36,348	896,705
Northern Tier Energy LP	70,400	1,673,408
Rosetta Resources Inc *	160,810	3,721,143
SandRidge Permian Trust	82,831	619,576
Ship Finance International Ltd (Norway)	125,301	2,044,912
SM Energy Co	78,260	3,609,351
Sunoco LP	47,300	2,142,690
Western Refining Inc	84,600	3,690,252
World Fuel Services Corp	67,381	3,230,919

		32,434,384

Financials - 25.6%

1st Source Corp	57,670	1,967,700
Allied World Assurance Co Holdings AG	72,097	3,116,032
American Financial Group Inc	54,100	3,518,664

	Shares	Value
Artisan Partners Asset Management Inc ‘A’	29,300	$1,361,278
Aspen Insurance Holdings Ltd	73,530	3,522,087
Associated Banc-Corp	152,930	3,099,891
Blackstone Mortgage Trust Inc ‘A’ REIT	92,600	2,576,132
Canadian Western Bank (Canada)	74,543	1,717,055
CNO Financial Group Inc	226,456	4,155,468
Community Trust Bancorp Inc	24,088	839,949
Corrections Corp of America REIT	36,900	1,220,652
Cullen/Frost Bankers Inc	5,800	455,764
Customers Bancorp Inc *	106,817	2,872,309
Essent Group Ltd *	113,317	3,099,220
First American Financial Corp	166,880	6,209,605
First Commonwealth Financial Corp	186,260	1,786,233
First Financial Bancorp	46,925	841,835
First Interstate BancSystem Inc ‘A’	27,893	773,752
First Merchants Corp	40,289	995,138
First Niagara Financial Group Inc	268,800	2,537,472
FirstMerit Corp	318,586	6,636,146
Fortress Investment Group LLC ‘A’	256,300	1,870,990
Franklin Street Properties Corp REIT	120,400	1,361,724
Fulton Financial Corp	19,368	252,946
Gramercy Property Trust Inc REIT	120,155	2,808,022
Great Western Bancorp Inc (Australia)	56,180	1,354,500
Hancock Holding Co	18,200	580,762
HCI Group Inc	16,429	726,326
Home Loan Servicing Solutions Ltd	19,300	13,317
Home Properties Inc REIT	22,300	1,629,015
HomeStreet Inc *	105,600	2,409,792
International Bancshares Corp	54,677	1,469,171
Investment Technology Group Inc	21,900	543,120
Kemper Corp	26,339	1,015,368
LTC Properties Inc REIT	65,210	2,712,736
Montpelier Re Holdings Ltd (Bermuda)	57,300	2,263,350
National Penn Bancshares Inc	137,464	1,550,594
National Storage Affiliates Trust REIT	122,080	1,513,792
Old National Bancorp	156,152	2,257,958
OM Asset Management PLC (United Kingdom)	49,830	886,476
Omega Healthcare Investors Inc REIT	64,800	2,224,584
Prosperity Bancshares Inc	32,800	1,893,872
Ramco-Gershenson Properties Trust REIT	138,602	2,261,985
Retail Properties of America Inc ‘A’ REIT	162,187	2,259,265
S&T Bancorp Inc	17,793	526,495
STAG Industrial Inc REIT	93,290	1,865,800
StanCorp Financial Group Inc	43,610	3,297,352
Starwood Property Trust Inc REIT	112,000	2,415,840
Symetra Financial Corp	79,183	1,913,853
Synovus Financial Corp	85,860	2,646,205
TCF Financial Corp	123,900	2,057,979
Texas Capital Bancshares Inc *	9,100	566,384
The Hanover Insurance Group Inc	70,790	5,240,584
Trustmark Corp	85,706	2,140,936
Umpqua Holdings Corp	172,524	3,103,707
Union Bankshares Corp	34,900	811,076
United Insurance Holdings Corp	47,664	740,699
Universal Insurance Holdings Inc	83,783	2,027,549
Validus Holdings Ltd	82,570	3,632,254
Washington Federal Inc	128,200	2,993,470
Webster Financial Corp	98,570	3,898,443
WesBanco Inc	21,505	731,600
Wilshire Bancorp Inc	236,119	2,982,183
WP GLIMCHER Inc REIT	104,700	1,416,591
WSFS Financial Corp	1,590	43,487
Zions Bancorp	93,490	2,966,905

		137,181,439

Health Care - 2.8%

LifePoint Health Inc *	39,490	3,433,656
Molina Healthcare Inc *	35,360	2,485,808
Owens & Minor Inc	79,772	2,712,248

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Select Medical Holdings Corp	12,650	$204,930
Teleflex Inc	12,200	1,652,490
The Ensign Group Inc	18,721	955,894
WellCare Health Plans Inc *	39,710	3,368,599

		14,813,625

Industrials - 18.5%

AECOM *	83,801	2,772,137
Aegion Corp *	81,141	1,536,811
Air Transport Services Group Inc *	263,203	2,760,999
Applied Industrial Technologies Inc	62,300	2,470,195
AZZ Inc	8,171	423,258
Columbus McKinnon Corp	104,624	2,615,600
Con-way Inc	53,830	2,065,457
Crane Co	56,350	3,309,436
Deluxe Corp	42,500	2,635,000
Elbit Systems Ltd (NASDAQ) (Israel)	15,600	1,220,856
EMCOR Group Inc	82,020	3,918,095
EnerSys	42,600	2,994,354
Ennis Inc	35,600	661,804
Essendant Inc	134,063	5,261,973
GATX Corp	39,023	2,074,072
General Cable Corp	102,240	2,017,195
Global Brass & Copper Holdings Inc	45,078	766,777
Granite Construction Inc	91,630	3,253,781
Hawaiian Holdings Inc *	140,940	3,347,325
Hillenbrand Inc	58,600	1,799,020
Kelly Services Inc ‘A’	57,800	887,230
Mistras Group Inc *	141,128	2,678,609
MRC Global Inc *	95,450	1,473,748
Orbital ATK Inc	39,300	2,883,048
Oshkosh Corp	53,690	2,275,382
Park-Ohio Holdings Corp	15,700	760,822
Regal Beloit Corp	86,087	6,249,055
SkyWest Inc	286,130	4,303,395
Standex International Corp	787	62,905
TAL International Group Inc *	59,380	1,876,408
Terex Corp	89,250	2,075,063
Textainer Group Holdings Ltd	44,598	1,159,994
The Babcock & Wilcox Co	112,039	3,674,879
Trinity Industries Inc	66,392	1,754,741
Triumph Group Inc	53,839	3,552,836
Tutor Perini Corp *	104,280	2,250,362
Viad Corp	139,130	3,771,814
Wabash National Corp *	207,690	2,604,433
WESCO International Inc *	43,500	2,985,840
West Corp	58,537	1,761,964
WestJet Airlines Ltd (Canada)	102,712	2,149,633

		99,096,306

Information Technology - 12.6%

Advanced Micro Devices Inc *	302,820	726,768
Arrow Electronics Inc *	37,830	2,110,914
Avnet Inc	55,900	2,298,049
AVX Corp (Japan)	53,500	720,110
Booz Allen Hamilton Holding Corp	208,450	5,261,278
Celestica Inc (NYSE) * (Canada)	135,950	1,582,458
Convergys Corp	74,504	1,899,107
CSG Systems International Inc	176,720	5,594,955
Cypress Semiconductor Corp *	175,251	2,060,952
ExlService Holdings Inc *	86,998	3,008,391
Fairchild Semiconductor International Inc *	224,100	3,894,858
Finisar Corp *	146,100	2,610,807
FormFactor Inc *	127,800	1,175,760
Insight Enterprises Inc *	75,217	2,249,740
Integrated Silicon Solution Inc	108,280	2,397,319
j2 Global Inc	22,797	1,548,828
Mentor Graphics Corp	102,680	2,713,832
Methode Electronics Inc	44,959	1,234,125
Mitel Networks Corp *	299,299	2,642,810

	Shares	Value
MKS Instruments Inc	75,120	$2,850,053
Photronics Inc *	260,478	2,477,146
Polycom Inc *	164,430	1,881,079
SunEdison Semiconductor Ltd *	156,025	2,694,552
Sykes Enterprises Inc *	106,510	2,582,867
SYNNEX Corp	34,750	2,543,353
TTM Technologies Inc *	199,790	1,995,902
Vishay Intertechnology Inc	391,032	4,567,254

		67,323,267

Materials - 8.6%

A Schulman Inc	136,126	5,951,429
Cabot Corp	69,000	2,573,010
Commercial Metals Co	213,300	3,429,864
Compass Minerals International Inc	33,100	2,718,834
Graphic Packaging Holding Co	144,000	2,005,920
Hi-Crush Partners LP	34,987	1,073,751
HudBay Minerals Inc (Canada)	356,169	2,965,699
Innophos Holdings Inc	40,500	2,131,920
KapStone Paper & Packaging Corp	101,563	2,348,137
Methanex Corp (NASDAQ) (Canada)	43,456	2,418,761
Neenah Paper Inc	38,997	2,299,263
Rayonier Advanced Materials Inc	63,300	1,029,258
Rentech Nitrogen Partners LP	10,950	156,475
Royal Gold Inc	49,225	3,031,768
Schweitzer-Mauduit International Inc	37,222	1,484,413
Silgan Holdings Inc	39,584	2,088,452
Sonoco Products Co	68,550	2,938,053
Steel Dynamics Inc	133,600	2,767,524
Stepan Co	20,372	1,102,329
SunCoke Energy Partners LP	8,122	138,886
Terra Nitrogen Co LP	5,872	711,040
Western Forest Products Inc (Canada)	447,900	799,693

		46,164,479

Telecommunication Services - 0.2%

Inteliquent Inc	63,862	1,175,061

Utilities - 3.2%

ALLETE Inc	59,900	2,778,761
Great Plains Energy Inc	93,200	2,251,712
PNM Resources Inc	133,110	3,274,506
Portland General Electric Co	45,300	1,502,148
Southwest Gas Corp	65,550	3,487,915
The Laclede Group Inc	29,800	1,551,388
UGI Corp	68,970	2,376,017

		17,222,447

Total Common Stocks (Cost $466,626,680)		512,773,777

CLOSED-END MUTUAL FUND - 0.3%

Central Fund of Canada Ltd ‘A’ (Canada)	150,800	1,758,328

Total Closed-End Mutual Fund (Cost $1,841,993)		1,758,328

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $23,965,286; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $24,446,581)	$23,965,286	$23,965,286

Total Short-Term Investment (Cost $23,965,286)		23,965,286

TOTAL INVESTMENTS -100.4% (Cost $492,433,959)		538,497,391

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(2,339,034)

NET ASSETS - 100.0%		$536,158,357

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	25.6%
Industrials	18.5%
Consumer Discretionary	13.5%
Information Technology	12.6%
Materials	8.6%
Energy	6.0%
Consumer Staples	4.6%
Short-Term Investment	4.5%
Utilities	3.2%
Others (each less than 3.0%)	3.3%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$512,773,777	$512,773,777	$-	$-
	Closed-End Mutual Fund	1,758,328	1,758,328	-	-
	Short-Term Investment	23,965,286	-	23,965,286	-

	Total	$538,497,391	$514,532,105	$23,965,286	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 15.6%

AutoZone Inc *	15,533	$10,358,958
Bed Bath & Beyond Inc *	174,755	12,054,600
Best Buy Co Inc	358,109	11,677,935
CBS Corp ‘B’	94,610	5,250,855
Charter Communications Inc ‘A’ *	40,012	6,852,055
Clear Channel Outdoor Holdings Inc ‘A’	278,800	2,824,244
ClubCorp Holdings Inc	172,385	4,116,554
DISH Network Corp ‘A’ *	214,455	14,520,748
Entercom Communications Corp ‘A’ *	133,494	1,524,501
Expedia Inc	112,741	12,328,228
Gannett Co Inc *	50,400	705,096
Genuine Parts Co	100,495	8,997,317
Hanesbrands Inc	230,076	7,666,132
Kohl’s Corp	261,939	16,400,001
La Quinta Holdings Inc *	188,212	4,300,644
Media General Inc *	223,209	3,687,413
Omnicom Group Inc	64,539	4,484,815
TEGNA Inc	100,800	3,232,656
The Gap Inc	250,177	9,549,256
The Home Depot Inc	83,382	9,266,242
Tiffany & Co	73,730	6,768,414
Time Inc	235,627	5,421,777
Time Warner Inc	79,215	6,924,183
Twenty-First Century Fox Inc ‘B’	127,800	4,117,716

		173,030,340

Consumer Staples - 5.2%

CVS Health Corp	99,066	10,390,042
Dr Pepper Snapple Group Inc	117,423	8,560,137
Energizer SpinCo Inc *	38,500	1,309,000
Post Holdings Inc *	145,954	7,871,299
The Kroger Co	117,483	8,518,692
The Procter & Gamble Co	180,960	14,158,311
TreeHouse Foods Inc *	85,062	6,892,574

		57,700,055

Energy - 8.1%

CONSOL Energy Inc	319,038	6,935,886
Devon Energy Corp	151,266	8,998,814
Exxon Mobil Corp	358,745	29,847,584
HollyFrontier Corp	116,300	4,964,847
Kinder Morgan Inc	98,988	3,800,149
Marathon Petroleum Corp	118,568	6,202,292
PBF Energy Inc ‘A’	254,555	7,234,453
Phillips 66	157,360	12,676,922
Southwestern Energy Co *	429,879	9,771,150

		90,432,097

Financials - 35.4%

Alleghany Corp *	7,248	3,397,573
Allied World Assurance Co Holdings AG	140,202	6,059,530
Ally Financial Inc *	380,574	8,536,275
American Homes 4 Rent ‘A’ REIT	286,018	4,587,729
American International Group Inc	328,226	20,290,931
American Residential Properties Inc REIT *	230,378	4,261,993
Ameriprise Financial Inc	53,850	6,727,481
Bank of America Corp	1,207,499	20,551,633
Brixmor Property Group Inc REIT	361,933	8,371,510
Brookfield Asset Management Inc ‘A’ (NYSE) (Canada)	212,550	7,424,372
Capital One Financial Corp	273,529	24,062,346
Citigroup Inc	271,100	14,975,564
Citizens Financial Group Inc	294,000	8,029,140
CNO Financial Group Inc	358,836	6,584,641
EastGroup Properties Inc REIT	81,306	4,571,836
Excel Trust Inc REIT	189,857	2,994,045

	Shares	Value
Fifth Third Bancorp	438,996	$9,139,897
First Republic Bank	123,601	7,790,571
Hudson City Bancorp Inc	330,890	3,269,193
Kimco Realty Corp REIT	261,795	5,900,859
Legg Mason Inc	195,536	10,075,970
Loews Corp	530,255	20,420,120
M&T Bank Corp	47,850	5,977,901
Marsh & McLennan Cos Inc	94,064	5,333,429
National Bank Holdings Corp ‘A’	119,870	2,496,892
Northern Trust Corp	85,820	6,561,797
Old Republic International Corp	279,458	4,367,929
Prudential Financial Inc	142,562	12,477,026
Rayonier Inc REIT	264,379	6,754,883
SunTrust Banks Inc	293,729	12,636,222
T Rowe Price Group Inc	169,364	13,164,664
The Hartford Financial Services Group Inc	307,900	12,799,403
The PNC Financial Services Group Inc	155,762	14,898,635
The Travelers Cos Inc	112,080	10,833,653
Unum Group	280,400	10,024,300
US Bancorp	304,311	13,207,097
Wells Fargo & Co	782,093	43,984,910
Weyerhaeuser Co REIT	223,836	7,050,834
WR Berkley Corp	58,079	3,016,042

		393,608,826

Health Care - 9.7%

Aetna Inc	91,840	11,705,926
HCA Holdings Inc *	95,757	8,687,075
Johnson & Johnson	211,648	20,627,214
Merck & Co Inc	317,600	18,080,968
National HealthCare Corp	46,536	3,024,375
Pfizer Inc	793,700	26,612,761
UnitedHealth Group Inc	116,603	14,225,566
Valeant Pharmaceuticals International Inc (NYSE) *	23,356	5,188,535

		108,152,420

Industrials - 8.2%

Carlisle Cos Inc	121,314	12,145,958
Delta Air Lines Inc	311,853	12,810,921
Dover Corp	183,910	12,906,804
Equifax Inc	40,690	3,950,592
Honeywell International Inc	105,500	10,757,835
Illinois Tool Works Inc	117,200	10,757,788
Kirby Corp *	48,600	3,725,676
United Technologies Corp	114,387	12,688,950
WW Grainger Inc	46,249	10,944,826

		90,689,350

Information Technology - 5.1%

Analog Devices Inc	59,315	3,807,134
Arrow Electronics Inc *	154,330	8,611,614
Cisco Systems Inc	453,173	12,444,131
Hewlett-Packard Co	154,326	4,631,323
KLA-Tencor Corp	64,268	3,612,504
Microsoft Corp	132,040	5,829,566
QUALCOMM Inc	116,140	7,273,848
Texas Instruments Inc	203,322	10,473,116

		56,683,236

Materials - 3.9%

Ball Corp	130,500	9,154,575
KapStone Paper & Packaging Corp	207,127	4,788,776
Martin Marietta Materials Inc	82,950	11,738,255
Rock-Tenn Co ‘A’	156,811	9,440,022
The Mosaic Co	184,427	8,640,405

		43,762,033

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Telecommunication Services - 1.6%

T-Mobile US Inc * (Germany)	168,281	$6,524,254
Verizon Communications Inc	235,852	10,993,062

		17,517,316

Utilities - 5.8%

American Electric Power Co Inc	163,600	8,665,892
Duke Energy Corp	151,196	10,677,461
Edison International	144,065	8,007,133
Eversource Energy	143,480	6,515,427
NextEra Energy Inc	114,700	11,244,041
Sempra Energy	95,869	9,485,279
Xcel Energy Inc	302,090	9,721,256

		64,316,489

Total Common Stocks (Cost $973,820,331)		1,095,892,162

	Principal Amount
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $15,192,300; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $15,500,238)	$15,192,300	15,192,300

Total Short-Term Investment (Cost $15,192,300)		15,192,300

TOTAL INVESTMENTS - 100.0% (Cost $989,012,631)		1,111,084,462

OTHER ASSETS & LIABILITIES, NET - 0.0%		268,361

NET ASSETS - 100.0%		$1,111,352,823

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	35.4%
Consumer Discretionary	15.6%
Health Care	9.7%
Industrials	8.2%
Energy	8.1%
Utilities	5.8%
Consumer Staples	5.2%
Information Technology	5.1%
Materials	3.9%
Others (each less than 3.0%)	3.0%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,095,892,162	$1,095,892,162	$-	$-
	Short-Term Investment	15,192,300	-	15,192,300	-

	Total	$1,111,084,462	$1,095,892,162	$15,192,300	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	1,707,375	$479,676

Total Warrants (Cost $804,480)		479,676

PREFERRED STOCKS - 3.3%

Brazil - 2.4%

Cia Brasileira de Distribuicao	724,400	17,078,422
Lojas Americanas SA	4,372,375	24,385,508

		41,463,930

Colombia - 0.8%

Banco Davivienda SA	573,648	5,887,939
Bancolombia SA ADR	178,680	7,683,240

		13,571,179

India - 0.1%

Zee Entertainment Enterprises Ltd	84,748,734	1,131,225

Total Preferred Stocks (Cost $61,136,386)		56,166,334

COMMON STOCKS - 92.8%

Argentina - 1.0%

MercadoLibre Inc	119,990	17,002,583

Brazil - 5.4%

Ambev SA ADR	967,760	5,903,336
B2W Cia Digital *	612,947	4,019,809
BM&FBovespa SA	4,988,943	18,806,218
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,535,900	4,890,615
Diagnosticos da America SA	1,311,500	4,281,537
Embraer SA ADR	602,323	18,244,364
Estacio Participacoes SA	1,872,100	10,838,442
Kroton Educacional SA	3,802,990	14,543,614
Natura Cosmeticos SA	374,700	3,319,043
Sul America SA	1,241,041	6,055,319

		90,902,297

Canada - 0.4%

First Quantum Minerals Ltd	454,831	5,946,670

China - 18.8%

Alibaba Group Holding Ltd ADR *	411,200	33,829,424
Baidu Inc ADR *	199,850	39,786,138
China Life Insurance Co Ltd ‘H’	3,428,000	14,796,342
China Lodging Group Ltd ADR *	8,120	198,290
China Oilfield Services Ltd ‘H’	3,176,000	5,029,611
China Pacific Insurance Group Co Ltd ‘H’	2,041,800	9,724,945
Ctrip.com International Ltd ADR *	237,240	17,228,369
Homeinns Hotel Group ADR *	298,480	9,229,002
JD.com Inc ADR *	975,523	33,265,334
New Oriental Education & Technology Group Inc ADR *	654,160	16,040,003
PICC Property & Casualty Co Ltd ‘H’	2,708,000	6,107,848
Qunar Cayman Islands Ltd ADR *	233,400	10,001,190
Sinopharm Group Co Ltd ‘H’	4,531,200	19,968,024
SOHO China Ltd	8,030,500	5,230,606

	Shares	Value
Tencent Holdings Ltd	2,723,618	$54,228,865
The People’s Insurance Co Group of China Ltd ‘H’	6,832,000	4,329,800
Tingyi Cayman Islands Holding Corp	9,030,000	18,352,968
Tsingtao Brewery Co Ltd ‘H’	922,000	5,567,453
Want Want China Holdings Ltd	11,394,000	12,005,131
WuXi PharmaTech Cayman Inc ADR *	37,393	1,580,228

		316,499,571

Colombia - 2.1%

Almacenes Exito SA	686,278	5,985,009
Almacenes Exito SA GDR ~	499,878	4,345,740
Grupo Aval Acciones y Valores SA ADR (NYSE)	1,520,010	14,880,898
Grupo de Inversiones Suramericana SA	779,097	11,070,937

		36,282,584

Egypt - 0.6%

Commercial International Bank Egypt SAE	1,263,060	9,344,783

France - 3.1%

Kering	70,066	12,498,196
LVMH Moet Hennessy Louis Vuitton SE	136,422	23,881,489
Pernod Ricard SA	131,711	15,237,938

		51,617,623

Hong Kong - 7.1%

AIA Group Ltd	4,155,800	27,162,173
Galaxy Entertainment Group Ltd	2,002,000	7,974,099
Hang Lung Group Ltd	1,748,000	7,671,527
Hang Lung Properties Ltd	6,906,000	20,438,149
Hong Kong Exchanges & Clearing Ltd	624,071	21,993,678
Jardine Strategic Holdings Ltd (XSES)	523,670	15,852,014
Melco Crown Entertainment Ltd ADR	946,470	18,579,206

		119,670,846

India - 14.8%

Ambuja Cements Ltd	1,979,887	7,133,862
Apollo Hospitals Enterprise Ltd	537,014	11,072,138
Asian Paints Ltd	203,968	2,415,664
Cipla Ltd	821,820	7,928,815
Colgate-Palmolive India Ltd	106,678	3,417,891
Divi’s Laboratories Ltd	37,346	1,099,738
Dr Reddy’s Laboratories Ltd	312,968	17,408,359
Glenmark Pharmaceuticals Ltd	373,509	5,818,888
Housing Development Finance Corp Ltd	2,846,796	57,869,385
ICICI Bank Ltd ADR	2,071,700	21,587,114
Infosys Ltd	2,930,537	45,329,881
Kotak Mahindra Bank Ltd	208,541	4,526,157
Larsen & Toubro Ltd	186,867	5,221,454
Lupin Ltd	109,361	3,238,378
Sun Pharmaceutical Industries Ltd	554,042	7,603,579
Tata Consultancy Services Ltd	485,614	19,412,947
Ultratech Cement Ltd	172,464	8,094,472
Zee Entertainment Enterprises Ltd	3,396,093	19,587,741

		248,766,463

Indonesia - 2.4%

P.T. Astra International Tbk	46,098,400	24,465,086
P.T. Indocement Tunggal Prakarsa Tbk	4,563,700	7,151,470
P.T. Semen Indonesia Persero Tbk	7,102,500	6,383,348
P.T. Sumber Alfaria Trijaya Tbk	61,700	2,724
P.T. Unilever Indonesia Tbk	855,500	2,551,681

		40,554,309

Italy - 1.6%

Prada SPA	5,583,800	26,870,796

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Luxembourg - 0.8%

Tenaris SA ADR	522,230	$14,110,655

Malaysia - 1.6%

Genting Bhd	9,667,200	20,652,839
Genting Malaysia Bhd	5,230,900	5,798,962

		26,451,801

Mexico - 6.7%

America Movil SAB de CV ‘L’ ADR	1,062,190	22,635,269
Fomento Economico Mexicano SAB de CV	1,762,706	15,697,532
Grupo Aeroportuario del Sureste SAB de CV ‘B’	381,717	5,420,903
Grupo Financiero Banorte SAB de CV ‘O’	4,460,677	24,475,189
Grupo Financiero Inbursa SAB de CV ‘O’	6,428,303	14,568,230
Grupo Televisa SAB ADR	604,650	23,472,513
Wal-Mart de Mexico SAB de CV	2,686,236	6,533,787

		112,803,423

Nigeria - 1.1%

Nigerian Breweries PLC	10,072,770	7,589,621
Guaranty Trust Bank PLC	35,393,250	4,802,671
Zenith Bank PLC	56,466,824	5,460,871

		17,853,163

Philippines - 2.4%

Jollibee Foods Corp	2,042,458	8,933,961
SM Investments Corp	817,113	16,214,879
SM Prime Holdings Inc	32,541,275	14,406,942

		39,555,782

Russia - 6.8%

Alrosa AO *	8,850,756	10,102,138
Magnit PJSC (RTS) *	251,523	51,950,944
NOVATEK OAO GDR (LI) ~	396,202	40,374,473
Yandex NV ‘A’ *	831,620	12,657,256

		115,084,811

Singapore - 0.0%

Genting Singapore PLC	715,000	474,738

South Africa - 1.1%

MTN Group Ltd	967,589	18,179,096

South Korea - 1.1%

NAVER Corp	33,188	18,850,075

Switzerland - 2.4%

Cie Financiere Richemont SA	252,804	20,607,090
Glencore PLC	4,803,749	19,283,984

		39,891,074

Taiwan - 4.5%

MediaTek Inc	2,277,000	31,278,533
Taiwan Semiconductor Manufacturing Co Ltd	9,872,376	44,483,620

		75,762,153

Thailand - 0.8%

Airports of Thailand PCL	442,400	3,965,746
CP ALL PCL	7,247,800	9,901,934

		13,867,680

Turkey - 2.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS	995,309	8,982,285
BIM Birlesik Magazalar AS	420,686	7,531,553

	Shares	Value
Haci Omer Sabanci Holding AS	3,866,569	$14,555,606
Ulker Biskuvi Sanayi AS	492,082	3,423,263

		34,492,707

United Arab Emirates - 1.2%

DP World Ltd (NASDAQ)	955,066	20,438,412

United Kingdom - 2.5%

Old Mutual PLC (XJSE)	6,219,047	19,774,159
SABMiller PLC	345,970	17,936,293
Tullow Oil PLC	720,323	3,841,855

		41,552,307

United States - 0.5%

Las Vegas Sands Corp	162,320	8,533,162

Total Common Stocks (Cost $1,467,319,760)		1,561,359,564

	Principal Amount

SHORT-TERM INVESTMENT - 4.1%

Repurchase Agreement - 4.1%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $68,196,686; collateralized by U.S. Treasury Notes: 2.125% due 06/30/21 and value $69,563,888)	$68,196,686	68,196,686

Total Short-Term Investment (Cost $68,196,686)		68,196,686

TOTAL INVESTMENTS - 100.2% (Cost $1,597,457,312)		1,686,202,260

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,126,503)

NET ASSETS - 100.0%		$1,683,075,757

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	22.2%
Consumer Discretionary	21.9%
Information Technology	18.8%
Consumer Staples	13.3%
Industrials	5.1%
Health Care	4.7%
Short-Term Investment	4.1%
Materials	3.9%
Energy	3.8%
Others (each less than 3.0%)	2.4%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(b)	As of June 30, 2015, the portfolio’s composition by country of risk as a percentage of net assets was as follows (See Note 4 in Notes to Financial Statements):

China	18.8%
India	14.9%
Brazil	7.8%
Hong Kong	7.1%
Russia	6.8%
Mexico	6.7%
United States (Includes Short-Term Investment)	4.6%
Taiwan	4.5%
France	3.1%
Others (each less than 3.0%)	25.9%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$479,676	$479,676	$-	$-
	Preferred Stocks (1)	56,166,334	56,166,334	-	-
	Common Stocks
	Argentina	17,002,583	17,002,583	-	-
	Brazil	90,902,297	90,902,297	-	-
	Canada	5,946,670	5,946,670	-	-
	China	316,499,571	161,157,978	155,341,593	-
	Colombia	36,282,584	31,936,844	4,345,740	-
	Egypt	9,344,783	-	9,344,783	-
	France	51,617,623	-	51,617,623	-
	Hong Kong	119,670,846	18,579,206	101,091,640	-
	India	248,766,463	21,587,114	227,179,349	-
	Indonesia	40,554,309	-	40,554,309	-
	Italy	26,870,796	-	26,870,796	-
	Luxembourg	14,110,655	14,110,655	-	-
	Malaysia	26,451,801	-	26,451,801	-
	Mexico	112,803,423	112,803,423	-	-
	Nigeria	17,853,163	17,853,163	-	-
	Philippines	39,555,782	-	39,555,782	-
	Russia	115,084,811	18,646,761	96,438,050	-
	Singapore	474,738	-	474,738	-
	South Africa	18,179,096	-	18,179,096	-
	South Korea	18,850,075	-	18,850,075	-
	Switzerland	39,891,074	-	39,891,074	-
	Taiwan	75,762,153	-	75,762,153	-
	Thailand	13,867,680	-	13,867,680	-
	Turkey	34,492,707	-	34,492,707	-
	United Arab Emirates	20,438,412	20,438,412	-	-
	United Kingdom	41,552,307	-	41,552,307	-
	United States	8,533,162	8,533,162	-	-

		1,561,359,564	539,498,268	1,021,861,296	-

	Short-Term Investment	68,196,686	-	68,196,686	-

		$1,686,202,260	$596,144,278	$1,090,057,982	$-

During the period ended June 30, 2015, an investment with a value of $9,344,783 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $114,083,990 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.6%

Brazil - 0.6%

Itau Unibanco Holding SA ADR	1,299,978	$14,234,759

Total Preferred Stocks (Cost $19,091,626)		14,234,759

COMMON STOCKS - 98.8%

Australia - 0.6%

Orica Ltd	916,188	15,016,369

Belgium - 0.7%

KBC Groep NV	260,111	17,364,958

Canada - 3.2%

Canadian National Railway Co (NYSE)	821,053	47,415,811
Loblaw Cos Ltd	387,426	19,566,719
Suncor Energy Inc (TSE)	459,362	12,651,763

		79,634,293

China - 0.2%

Alibaba Group Holding Ltd ADR *	74,689	6,144,664

Denmark - 0.6%

Carlsberg AS ‘B’	157,633	14,307,710

France - 13.0%

Air Liquide SA	419,626	53,019,550
Bureau Veritas SA	480,332	11,072,647
Danone SA	779,756	50,375,532
Dassault Systemes	208,639	15,166,937
GDF Suez	1,592,952	29,519,565
Hermes International	14,212	5,298,737
Legrand SA	220,734	12,383,321
LVMH Moet Hennessy Louis Vuitton SE	231,124	40,459,642
Pernod Ricard SA	456,664	52,832,472
Schneider Electric SE (XPAR)	737,481	50,864,574

		320,992,977

Germany - 11.9%

Bayer AG	676,750	94,696,133
Beiersdorf AG	450,559	37,725,006
Linde AG	236,190	44,722,769
Merck KGaA	358,055	35,663,532
MTU Aero Engines AG	131,671	12,382,540
ProSiebenSat.1 Media AG	569,821	28,132,714
SAP SE	590,007	41,111,737

		294,434,431

Hong Kong - 3.4%

AIA Group Ltd	8,129,951	53,137,093
Global Brands Group Holding Ltd *	47,304,699	9,924,647
Li & Fung Ltd	26,489,980	20,985,308

		84,047,048

Israel - 0.4%

Check Point Software Technologies Ltd *	120,407	9,578,377

Japan - 13.0%

Denso Corp	1,079,600	53,729,840
FANUC Corp	139,800	28,539,596

	Shares	Value
Honda Motor Co Ltd	1,580,600	$51,097,057
Hoya Corp	1,456,700	58,332,537
Inpex Corp	2,167,000	24,645,922
Japan Tobacco Inc	910,700	32,410,187
Kyocera Corp	543,700	28,251,699
Shin-Etsu Chemical Co Ltd	242,900	15,066,220
Terumo Corp	1,228,800	29,540,750

		321,613,808

Netherlands - 6.6%

Akzo Nobel NV	583,594	42,641,235
Heineken NV	209,583	15,956,008
ING Groep NV CVA	3,737,056	61,967,065
Randstad Holding NV	648,025	42,365,770

		162,930,078

Singapore - 2.2%

DBS Group Holdings Ltd	2,690,414	41,281,578
Singapore Telecommunications Ltd	3,781,649	11,757,518

		53,039,096

South Korea - 0.6%

Samsung Electronics Co Ltd	13,854	15,737,914

Spain - 1.2%

Amadeus IT Holding SA ‘A’	734,527	29,245,345

Sweden - 1.3%

Hennes & Mauritz AB ‘B’	816,468	31,388,582

Switzerland - 12.3%

Julius Baer Group Ltd	414,691	23,296,892
Kuehne + Nagel International AG	71,928	9,554,421
Nestle SA	1,109,108	80,172,466
Novartis AG	520,298	51,391,308
Roche Holding AG (XVTX)	225,427	63,289,414
Sonova Holding AG	100,720	13,633,909
UBS Group AG (XVTX)	2,876,813	60,997,519

		302,335,929

Taiwan - 2.7%

Hon Hai Precision Industry Co Ltd	4,077,049	12,717,555
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,354,578	53,472,466

		66,190,021

United Kingdom - 21.7%

Barclays PLC	6,886,136	28,160,702
BG Group PLC	1,532,928	25,508,842
Compass Group PLC	4,452,195	73,749,649
Delphi Automotive PLC	291,397	24,794,971
Diageo PLC	1,560,447	45,231,718
Hays PLC	1,337,650	3,431,736
HSBC Holdings PLC (LI)	5,365,837	48,039,095
Prudential PLC	1,154,986	27,870,501
Reckitt Benckiser Group PLC	575,390	49,683,568
Rio Tinto PLC	586,756	24,132,728
Rolls-Royce Holdings PLC *	2,042,357	27,954,916
Sky PLC	2,166,537	35,339,520
Smiths Group PLC	1,429,735	25,338,231
Standard Chartered PLC	1,620,249	25,918,775
WPP PLC	3,164,683	71,010,778

		536,165,730

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
United States - 3.2%

NCR Corp *	101,318	$3,049,672
Valeant Pharmaceuticals International Inc (NYSE) *	96,901	21,526,557
Yum! Brands Inc	595,496	53,642,280

		78,218,509

Total Common Stocks (Cost $2,142,074,812)		2,438,385,839

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $6,726,005; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $6,863,088)	$6,726,005	6,726,005

Total Short-Term Investment (Cost $6,726,005)		6,726,005

TOTAL INVESTMENTS - 99.7% (Cost $2,167,892,443)		2,459,346,603

OTHER ASSETS & LIABILITIES, NET - 0.3%		7,115,843

NET ASSETS - 100.0%		$2,466,462,446

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Consumer Discretionary	20.3%
Financials	16.3%
Consumer Staples	16.1%
Health Care	14.9%
Industrials	11.0%
Information Technology	8.7%
Materials	7.9%
Others (each less than 3.0%)	4.5%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2015, the portfolio’s composition by country of risk as a percentage of net assets was as follows (See Note 4 in Notes to Financial Statements):

United Kingdom	21.7%
Japan	13.0%
France	13.0%
Switzerland	12.3%
Germany	11.9%
Netherlands	6.6%
United States (Includes Short-Term Investment)	3.5%
Hong Kong	3.4%
Canada	3.2%
Others (each less than 3.0%)	11.1%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$14,234,759	$14,234,759	$ -	$-
	Common Stocks
	Australia	15,016,369	-	15,016,369	-
	Belgium	17,364,958	-	17,364,958	-
	Canada	79,634,293	79,634,293	-	-
	China	6,144,664	6,144,664	-	-
	Denmark	14,307,710	-	14,307,710	-
	France	320,992,977	-	320,992,977	-
	Germany	294,434,431	-	294,434,431	-
	Hong Kong	84,047,048	-	84,047,048	-
	Israel	9,578,377	9,578,377	-	-
	Japan	321,613,808	-	321,613,808	-
	Netherlands	162,930,078	-	162,930,078	-
	Singapore	53,039,096	-	53,039,096	-
	South Korea	15,737,914	-	15,737,914	-
	Spain	29,245,345	-	29,245,345	-
	Sweden	31,388,582	-	31,388,582	-
	Switzerland	302,335,929	-	302,335,929	-
	Taiwan	66,190,021	53,472,466	12,717,555	-
	United Kingdom	536,165,730	24,794,971	511,370,759	-
	United States	78,218,509	78,218,509	-	-

		2,438,385,839	251,843,280	2,186,542,559	-

	Short-Term Investment	6,726,005	-	6,726,005	-

	Total	$2,459,346,603	$266,078,039	$2,193,268,564	$-

During the period ended June 30, 2015, an investment with a value of $60,997,519 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Australia - 3.5%

Aristocrat Leisure Ltd	1,094,590	$6,408,816
Beach Energy Ltd	2,020,690	1,627,139
carsales.com Ltd	250,433	1,955,987
CSR Ltd	2,045,030	5,777,814
Echo Entertainment Group Ltd	1,761,114	5,893,757
Federation Centres REIT	2,701,749	6,076,463
Genworth Mortgage Insurance Australia Ltd	846,429	2,037,980
Grange Resources Ltd	4,091,556	380,169
iiNET Ltd	219,626	1,607,680
JB Hi-Fi Ltd	328,970	4,937,771
M2 Group Ltd	612,788	5,034,859
Orora Ltd	3,841,771	6,155,204
OzForex Group Ltd	1,278,714	2,187,253
TPG Telecom Ltd	973,502	6,723,026
Veda Group Ltd	1,183,755	2,039,737
Western Areas Ltd	740,711	1,833,939

		60,677,594

Austria - 0.3%

Conwert Immobilien Invest SE *	209,268	2,653,011
Oesterreichische Post AG	66,894	3,076,471

		5,729,482

Belgium - 0.6%

bpost SA	218,060	5,997,111
Melexis NV	29,289	1,697,557
Nyrstar NV *	530,104	1,897,427

		9,592,095

Brazil - 0.1%

Sao Martinho SA	119,614	1,442,709

Canada - 8.0%

Advantage Oil & Gas Ltd *	316,700	2,003,147
AGF Management Ltd ‘B’	547,300	2,567,797
Aimia Inc	640,200	6,970,953
B2Gold Corp *	834,700	1,276,443
Bankers Petroleum Ltd *	1,164,500	2,890,272
Bonavista Energy Corp	327,460	1,780,187
Calfrac Well Services Ltd	421,300	2,600,659
Canadian Apartment Properties REIT	143,300	3,166,597
CCL Industries Inc ‘B’	47,540	5,831,167
Celestica Inc (TSE) *	353,800	4,118,697
Choice Properties REIT	282,500	2,442,754
Cogeco Cable Inc	103,600	5,992,045
Colliers International Group Inc	52,100	1,993,899
Concordia Healthcare Corp	61,100	4,414,952
Constellation Software Inc	18,979	7,534,769
Dream Global REIT	338,800	2,693,582
Enerflex Ltd	342,800	3,705,204
FirstService Corp (TSE)	52,100	1,448,288
Gibson Energy Inc	175,950	3,176,679
Great Canadian Gaming Corp *	230,300	4,427,144
Lake Shore Gold Corp *	2,601,000	2,665,556
Leucrotta Exploration Inc *	595,400	548,207
Linamar Corp	117,400	7,624,890
Lucara Diamond Corp	1,411,300	2,248,588
Martinrea International Inc	419,800	4,487,054
Merus Labs International Inc *	1,711,700	4,029,142
Parex Resources Inc *	498,800	4,181,294
Parkland Fuel Corp	456,300	9,089,467
Pason Systems Inc	110,100	1,970,164
Progressive Waste Solutions Ltd	131,100	3,516,293
Ritchie Bros Auctioneers Inc	147,700	4,121,173
RONA Inc	72,800	884,791

	Shares	Value
Sandvine Corp *	1,467,500	$4,218,034
Sierra Wireless Inc *	133,000	3,306,380
The Intertain Group Ltd *	342,900	4,730,318
Transcontinental Inc ‘A’	307,300	3,786,507
Trinidad Drilling Ltd	379,900	1,228,820
Twin Butte Energy Ltd	421,000	242,690
Western Energy Services Corp	338,600	1,569,651
Westshore Terminals Investment Corp	166,108	4,044,311

		139,528,565

China - 0.2%

Yangzijiang Shipbuilding Holdings Ltd	4,016,600	4,220,098

Cyprus - 0.2%

Ocean Rig UDW Inc	543,563	2,788,478

Denmark - 3.1%

NKT Holding AS	58,497	3,353,151
Pandora AS	133,321	14,302,550
Royal Unibrew AS	284,730	9,757,681
Sydbank AS	168,342	6,446,709
Topdanmark AS *	271,920	7,284,148
Tryg AS	291,485	6,068,109
Vestas Wind Systems AS	124,123	6,213,067

		53,425,415

Finland - 0.8%

Tieto OYJ	251,018	5,867,615
Valmet OYJ	300,101	3,380,803
YIT OYJ	759,763	5,424,988

		14,673,406

France - 4.7%

Eutelsat Communications SA	201,003	6,484,269
Groupe Eurotunnel SE	418,020	6,050,253
IPSOS	95,008	2,454,231
Ipsen SA	88,685	4,891,165
Mercialys SA REIT	205,048	4,575,735
Peugeot SA *	584,782	12,001,200
SCOR SE	200,855	7,080,222
Societe BIC SA	28,808	4,598,261
Technicolor SA	715,753	4,667,086
UBISOFT Entertainment *	188,831	3,370,489
Valeo SA	79,057	12,497,472
Veolia Environnement SA	462,181	9,415,835
Wendel SA	31,496	3,859,349

		81,945,567

Germany - 6.0%

Aareal Bank AG	129,910	5,099,294
Aurubis AG	104,025	6,110,239
Deutz AG	400,000	2,291,037
Dialog Semiconductor PLC *	241,625	13,061,053
Freenet AG	191,657	6,453,876
Hannover Rueck SE	117,537	11,397,709
HOCHTIEF AG	50,153	3,884,364
K+S AG	177,340	7,468,283
Krones AG	42,543	4,445,569
Nordex SE *	376,482	9,017,658
Pfeiffer Vacuum Technology AG	23,710	2,112,767
ProSiebenSat.1 Media AG	98,250	4,850,715
RHOEN-KLINIKUM AG	187,600	5,031,513
Software AG	136,143	3,731,503
Symrise AG	98,250	6,095,841
Talanx AG *	153,532	4,713,118
United Internet AG	186,409	8,285,640

		104,050,179

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Hong Kong - 2.0%

AMVIG Holdings Ltd	2,232,000	$1,143,519
Dah Sing Financial Holdings Ltd	389,200	2,549,623
HK Electric Investments & HK Electric Investments Ltd ~ >>	4,730,500	3,238,240
Hutchison Telecommunications Hong Kong Holdings Ltd	1,756,000	729,375
Kerry Properties Ltd	947,371	3,696,470
Lifestyle International Holdings Ltd	1,770,500	3,275,281
Orient Overseas International Ltd	782,000	3,982,777
SmarTone Telecommunications Holdings Ltd	3,030,500	5,281,830
The United Laboratories International Holdings Ltd *	6,002,000	4,306,009
Value Partners Group Ltd	2,333,000	3,678,343
Yue Yuen Industrial Holdings Ltd	825,500	2,754,228

		34,635,695

Ireland - 1.6%

DCC PLC	86,555	6,807,688
Grafton Group PLC	210,244	2,561,869
ICON PLC *	132,800	8,937,440
Smurfit Kappa Group PLC	239,085	6,572,624
UDG Healthcare PLC	429,604	3,301,813

		28,181,434

Israel - 0.7%

Cellcom Israel Ltd *	207,613	829,264
Israel Discount Bank Ltd ‘A’ *	1,994,924	3,827,619
Mizrahi Tefahot Bank Ltd	412,953	5,121,658
Orbotech Ltd *	154,300	3,209,440

		12,987,981

Italy - 2.4%

Anima Holding SPA ~	416,890	3,662,843
Azimut Holding SPA	157,594	4,605,461
Banca Popolare di Milano Scarl	4,230,700	4,456,846
Brembo SPA	164,848	7,027,042
De’ Longhi SPA	259,182	5,938,295
DiaSorin SPA	53,640	2,448,942
ERG SPA	190,700	2,287,714
Moncler SPA	287,601	5,317,268
Salini Impregilo SPA	765,489	3,499,034
Saras SPA *	1,808,343	3,208,791

		42,452,236

Japan - 22.4%

ADEKA Corp	244,400	3,391,153
Ain Pharmaciez Inc	93,000	4,301,415
Alpine Electronics Inc	191,600	3,691,417
Asahi Holdings Inc	132,600	2,257,032
Asahi Intecc Co Ltd	62,700	4,295,805
Bando Chemical Industries Ltd	429,000	1,787,104
Calbee Inc	148,300	6,234,246
Calsonic Kansei Corp	600,000	4,261,873
Central Glass Co Ltd	430,000	1,800,974
COMSYS Holdings Corp	210,200	3,127,911
CyberAgent Inc	134,100	6,349,653
Daihen Corp	826,000	4,216,525
Eiken Chemical Co Ltd	194,500	3,882,145
Enplas Corp	57,300	2,327,580
Foster Electric Co Ltd	145,500	3,268,956
Freebit Co Ltd	120,100	951,159
Fuji Electric Co Ltd	892,000	3,833,298
Fuji Machine Manufacturing Co Ltd	244,000	2,552,505
Fujikura Ltd	1,093,000	6,100,473
Fujitsu General Ltd	339,000	4,357,982
GCA Savvian Corp	247,300	3,068,449
Haseko Corp	906,000	10,681,778

	Shares	Value
Hitachi Maxell Ltd	206,500	$3,333,884
Ishihara Sangyo Kaisha Ltd *	3,012,000	3,048,887
Itochu Techno-Solutions Corp	154,600	3,846,423
Japan Airlines Co Ltd	180,600	6,294,638
Japan Aviation Electronics Industry Ltd	220,000	5,975,600
JVC Kenwood Corp	1,079,400	2,943,293
Kaken Pharmaceutical Co Ltd	133,000	4,631,026
Kanamoto Co Ltd	90,600	2,294,853
Kawasaki Kisen Kaisha Ltd	1,256,000	2,963,701
Keihin Corp	275,700	3,943,087
Kinden Corp	389,000	5,174,141
Kissei Pharmaceutical Co Ltd	136,600	3,467,963
Konoike Transport Co Ltd	266,000	3,237,237
Kose Corp	137,900	11,328,299
Kyudenko Corp	200,000	3,591,609
Lasertec Corp	171,500	2,369,850
Leopalace21 Corp *	916,809	5,611,024
Meitec Corp	87,700	3,265,430
Mitsubishi Steel Manufacturing Co Ltd	981,000	2,121,224
NEC Networks & System Integration Corp	14,833	323,312
NHK Spring Co Ltd	538,600	5,924,598
Nichi-iko Pharmaceutical Co Ltd	217,600	5,890,257
Nichiha Corp	379,100	5,819,405
Nikkiso Co Ltd	324,100	3,398,382
Nippon Chemi-Con Corp	1,342,000	4,042,606
Nippon Paper Industries Co Ltd	203,900	3,573,353
Nippon Suisan Kaisha Ltd	1,401,000	4,004,479
Nissha Printing Co Ltd	227,300	3,880,873
Nisshin Steel Co Ltd	329,000	4,080,020
Nitto Kogyo Corp	144,700	3,256,171
NTN Corp	1,083,000	6,807,264
OKI Electric Cable Co Ltd	879,000	2,060,319
OKUMA Corp	493,000	5,565,155
Open House Co Ltd	398,000	6,798,100
OSG Corp	242,700	5,199,658
Pigeon Corp	195,900	6,162,204
Raito Kogyo Co Ltd	336,400	2,727,205
Roland DG Corp	130,200	3,673,876
Round One Corp	439,900	2,144,961
Sanden Holdings Corp	783,000	3,644,338
Sanwa Holdings Corp	585,000	4,917,828
SCREEN Holdings Co Ltd	926,000	5,877,277
Seikitokyu Kogyo Co Ltd	484,000	2,221,882
Seiko Holdings Corp	819,000	4,145,885
Seino Holdings Co Ltd	401,000	4,486,906
Senshu Ikeda Holdings Inc	770,200	3,498,090
Shikoku Electric Power Co Inc	253,800	3,794,171
Shinoken Group Co Ltd	184,200	2,919,773
Sojitz Corp	1,757,500	4,261,466
Square Enix Holdings Co Ltd	229,800	5,084,476
Star Micronics Co Ltd	174,100	2,968,478
Sumitomo Osaka Cement Co Ltd	1,691,000	6,253,730
Tabuchi Electric Co Ltd	364,800	3,397,589
Tadano Ltd	386,000	5,765,425
Takara Leben Co Ltd	1,129,500	6,722,127
Takuma Co Ltd	345,000	2,197,126
The Nishi-Nippon City Bank Ltd	1,051,000	3,028,653
Toho Gas Co Ltd	657,000	3,889,386
Toho Holdings Co Ltd	223,100	5,128,722
Toho Zinc Co Ltd	1,055,000	3,299,215
Tokai Tokyo Financial Holdings Inc	324,300	2,358,391
Tokyo Seimitsu Co Ltd	166,300	3,633,454
Toridoll.corp	216,800	2,866,265
Tosei Corp	357,500	2,546,442
Tosoh Corp	1,465,000	9,087,427
Tsuruha Holdings Inc	82,500	6,419,337
Ulvac Inc	375,664	5,773,079
Usen Corp *	1,379,420	3,965,442
Voyage Group Inc *	158,900	2,781,874
Yamaichi Electronics Co Ltd	406,400	4,380,118

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Yamatane Corp	1,356,000	$2,360,571
Zenkoku Hosho Co Ltd	114,200	4,055,905

		389,244,648

Jordan - 0.3%

Hikma Pharmaceuticals PLC	196,571	5,978,944

Luxembourg - 0.4%

APERAM SA *	172,524	6,961,279

Malta - 0.2%

Unibet Group PLC SDR	58,317	3,551,787

Netherlands - 1.6%

ASM International NV	132,442	6,141,169
Boskalis Westminster NV	88,456	4,342,369
Corbion NV	154,636	3,065,537
Delta Lloyd NV	209,000	3,438,103
Euronext NV ~	126,893	5,007,393
PostNL NV *	1,241,300	5,538,218

		27,532,789

New Zealand - 0.6%

Fisher & Paykel Healthcare Corp Ltd	825,295	3,831,617
Meridian Energy Ltd	2,656,719	3,885,976
SKY Network Television Ltd	830,801	3,382,521

		11,100,114

Norway - 0.4%

BW LPG Ltd ~	202,395	1,731,711
Storebrand ASA *	1,336,749	5,506,748

		7,238,459

Portugal - 0.6%

CTT-Correios de Portugal SA	274,992	2,841,902
NOS SGPS SA	565,800	4,521,107
REN - Redes Energeticas Nacionais SGPS SA	840,023	2,350,582

		9,713,591

Singapore - 0.8%

CapitaLand Commercial Trust REIT	1,968,700	2,276,986
Mapletree Greater China Commercial Trust REIT	3,228,500	2,444,501
Mapletree Industrial Trust REIT	2,810,000	3,260,474
Mapletree Logistics Trust REIT	2,800,000	2,353,197
SATS Ltd	1,050,600	2,878,275

		13,213,433

South Africa - 0.8%

Mondi PLC	655,515	14,100,592
Mota-Engil Africa NV	13,230	99,344

		14,199,936

South Korea - 4.2%

Asiana Airlines Inc *	779,586	4,401,588
Bioland Ltd	150,440	5,390,442
Bluecom Co Ltd	299,734	4,663,595
CJ CheilJedang Corp	11,614	4,586,684
Dongbu Insurance Co Ltd	72,800	3,685,497
Dongwon F&B Co Ltd	3,835	1,291,540
Hanjin Shipping Co Ltd *	680,834	3,509,568
Hyundai Development Co-Engineering & Construction	76,661	4,534,022
Hyundai Securities Co Ltd	468,571	3,797,901
LG International Corp	122,395	4,266,281
LIG Insurance Co Ltd	150,310	3,886,475

	Shares	Value
Mirae Asset Securities Co Ltd	58,749	$2,652,987
Osstem Implant Co Ltd *	118,597	7,225,204
S-Oil Corp *	61,522	3,742,249
Samsung Fine Chemicals Co Ltd	66,145	2,052,748
SFA Engineering Corp	56,722	2,499,506
SKC Co Ltd	120,728	3,975,749
SKCKOLONPI Inc *	263,097	2,853,111
Tongyang Life Insurance	301,511	4,113,716

		73,128,863

Spain - 3.7%

Abengoa Yield PLC	115,000	3,601,800
Acciona SA *	49,574	3,739,865
Acerinox SA	495,787	6,875,260
Almirall SA	167,144	3,309,673
Bolsas y Mercados Espanoles SHMSF SA	244,264	9,868,331
Cia de Distribucion Integral Logista Holdings SA *	132,672	2,632,388
Distribuidora Internacional de Alimentacion SA	431,656	3,304,528
Gamesa Corp Tecnologica SA *	687,113	10,810,126
Mediaset Espana Comunicacion SA	335,252	4,390,021
Red Electrica Corp SA	82,566	6,631,842
Tecnicas Reunidas SA	94,962	4,887,280
Zeltia SA *	996,747	4,085,798

		64,136,912

Sweden - 1.7%

BillerudKorsnas AB	236,952	3,724,479
Boliden AB	229,605	4,180,850
Hemfosa Fastigheter AB	310,920	3,167,143
Holmen AB ‘B’	106,198	3,098,907
Intrum Justitia AB	234,779	7,104,108
JM AB	211,453	5,763,100
Medivir AB ‘B’ *	220,667	1,869,913

		28,908,500

Switzerland - 8.9%

Actelion Ltd	94,298	13,828,193
Adecco SA	162,859	13,248,301
Ascom Holding AG	144,000	2,532,760
Autoneum Holding AG	15,900	3,141,590
Baloise Holding AG	50,806	6,191,000
Cembra Money Bank AG	58,259	3,546,814
Chocoladefabriken Lindt & Sprungli AG - Participation Certificates	957	5,056,729
EMS-Chemie Holding AG	10,581	4,460,408
Flughafen Zuerich AG	8,102	6,258,709
Forbo Holding AG	6,200	7,364,918
Geberit AG	21,484	7,173,398
Georg Fischer AG	9,499	6,524,917
Givaudan SA	6,977	12,090,973
Implenia AG	29,092	1,625,831
Julius Baer Group Ltd	163,480	9,184,129
Kaba Holding AG ‘B’	7,079	4,211,798
Leonteq AG	19,956	3,456,395
Lonza Group AG	66,421	8,892,598
Oriflame Holding AG *	267,900	4,330,428
Partners Group Holding AG	12,655	3,778,718
Rieter Holding AG	12,473	1,968,047
Sika AG	1,008	3,552,378
Straumann Holding AG	28,790	7,891,106
Swiss Life Holding AG	50,179	11,506,439
Temenos Group AG	100,013	3,303,699

		155,120,276

United Kingdom - 17.9%

3i Group PLC	1,841,892	14,934,057
Acacia Mining PLC	863,285	4,090,790
Ashtead Group PLC	364,865	6,309,896

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
AVEVA Group PLC	125,298	$3,555,920
Barratt Developments PLC	422,046	4,073,082
Beazley PLC	1,034,000	4,804,252
Bellway PLC	396,442	14,759,395
Berendsen PLC	268,000	4,286,748
Berkeley Group Holdings PLC	317,299	16,702,653
Betfair Group PLC	170,625	6,443,478
Bodycote PLC	716,308	7,580,810
Booker Group PLC	2,603,207	6,898,010
Britvic PLC	403,051	4,549,704
Cairn Energy PLC *	1,299,800	3,461,377
Carillion PLC	1,088,055	5,850,381
Close Brothers Group PLC	390,964	9,397,435
Daily Mail & General Trust PLC ‘A’	314,960	4,591,517
Debenhams PLC	3,819,638	5,361,877
Dixons Carphone PLC	1,490,336	10,611,557
Domino’s Pizza Group PLC	365,546	4,458,761
DS Smith PLC	775,609	4,701,236
easyJet PLC	229,162	5,561,612
Go-Ahead Group PLC	186,593	7,717,183
Greggs PLC	208,132	3,873,098
Hays PLC	1,822,657	4,676,019
Howden Joinery Group PLC	975,621	7,925,831
Inchcape PLC	550,738	7,008,812
Inmarsat PLC	284,312	4,084,841
Intermediate Capital Group PLC	861,838	7,451,185
John Wood Group PLC	664,966	6,729,402
Just Retirement Group PLC	1,128,400	3,073,801
Kier Group PLC	167,760	3,750,979
Londonmetric Property PLC REIT	1,612,348	4,085,705
Man Group PLC	2,378,423	5,861,491
Micro Focus International PLC	277,327	5,922,302
Northgate PLC	690,681	6,240,723
Pace PLC	937,667	5,483,434
Persimmon PLC *	304,687	9,468,974
Phoenix Group Holdings	194,421	2,503,255
QinetiQ Group PLC	1,744,256	6,150,279
Rentokil Initial PLC	2,096,257	4,878,179
Rexam PLC	333,976	2,898,377
Rightmove PLC	85,356	4,391,307
RPC Group PLC	339,408	3,560,847
Savills PLC	249,395	3,705,097
Segro PLC REIT	1,288,494	8,205,789
St James’s Place PLC	317,770	4,520,980
ST Modwen Properties PLC	377,388	2,689,209
Taylor Wimpey PLC	4,891,884	14,267,552
WH Smith PLC	138,051	3,312,416
WS Atkins PLC	203,991	4,853,595

		312,275,210

United States - 0.5%

AVG Technologies NV *	167,279	4,551,662
Tsakos Energy Navigation Ltd	444,300	4,234,179

		8,785,841

Total Common Stocks (Cost $1,467,826,820)		1,727,421,516

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $6,556,155; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $6,690,750)	$6,556,155	$6,556,155

Total Short-Term Investment (Cost $6,556,155)		6,556,155

TOTAL INVESTMENTS - 99.6% (Cost $1,474,382,975)		1,733,977,671

OTHER ASSETS & LIABILITIES, NET - 0.4%		6,993,470

NET ASSETS - 100.0%		$1,740,971,141

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Industrials	21.4%
Consumer Discretionary	19.6%
Financials	18.4%
Materials	10.1%
Information Technology	9.0%
Health Care	7.2%
Consumer Staples	5.4%
Energy	4.0%
Others (each less than 3.0%)	4.5%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	As of June 30, 2015, the portfolio’s composition by country of risk as a percentage of net assets was as follows (See Note 4 in Notes to Financial Statements):

Japan	22.4%
United Kingdom	17.9%
Switzerland	8.9%
Canada	8.0%
Germany	6.0%
France	4.7%
South Korea	4.2%
Spain	3.7%
Australia	3.5%
Denmark	3.1%
Others (each less than 3.0%)	17.2%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$60,677,594	$-	$60,677,594	$-
	Austria	5,729,482	-	5,729,482	-
	Belgium	9,592,095	-	9,592,095	-
	Brazil	1,442,709	1,442,709	-	-
	Canada	139,528,565	139,528,565	-	-
	China	4,220,098	-	4,220,098	-
	Cyprus	2,788,478	2,788,478	-	-
	Denmark	53,425,415	-	53,425,415	-
	Finland	14,673,406	-	14,673,406	-
	France	81,945,567	-	81,945,567	-
	Germany	104,050,179	-	104,050,179	-
	Hong Kong	34,635,695	-	34,635,695	-
	Ireland	28,181,434	8,937,440	19,243,994	-
	Israel	12,987,981	3,209,440	9,778,541	-
	Italy	42,452,236	-	42,452,236	-
	Japan	389,244,648	-	389,244,648	-
	Jordan	5,978,944	-	5,978,944	-
	Luxembourg	6,961,279	-	6,961,279	-
	Malta	3,551,787	-	3,551,787	-
	Netherlands	27,532,789	-	27,532,789	-
	New Zealand	11,100,114	-	11,100,114	-
	Norway	7,238,459	-	7,238,459	-
	Portugal	9,713,591	-	9,713,591	-
	Singapore	13,213,433	-	13,213,433	-
	South Africa	14,199,936	-	14,199,936	-
	South Korea	73,128,863	-	73,128,863	-
	Spain	64,136,912	3,601,800	60,535,112	-
	Sweden	28,908,500	-	28,908,500	-
	Switzerland	155,120,276	4,330,428	150,789,848	-
	United Kingdom	312,275,210	-	312,275,210	-
	United States	8,785,841	8,785,841	-	-

		1,727,421,516	172,624,701	1,554,796,815	-

	Short-Term Investment	6,556,155	-	6,556,155	-

	Total	$1,733,977,671	$172,624,701	$1,561,352,970	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.5%

Brazil - 0.7%

Itau Unibanco Holding SA ADR	686,689	$7,519,245

Germany - 0.8%

Porsche Automobil Holding SE	114,993	9,684,578

Total Preferred Stocks (Cost $18,726,074)		17,203,823

COMMON STOCKS - 97.1%

Australia - 4.4%

Australia & New Zealand Banking Group Ltd	833,621	20,656,624
BHP Billiton PLC	567,651	11,150,104
Goodman Group REIT	2,183,187	10,534,664
Oil Search Ltd	1,690,644	9,230,792

		51,572,184

Belgium - 1.2%

Solvay SA	104,235	14,327,330

China - 0.5%

Industrial & Commercial Bank of China Ltd ‘H’	7,059,000	5,583,228

Finland - 1.1%

UPM-Kymmene OYJ	746,957	13,255,741

France - 12.9%

Airbus Group SE	108,045	7,000,043
AXA SA	893,801	22,524,197
BNP Paribas SA	353,672	21,323,981
Cap Gemini SA	109,703	9,732,055
GDF Suez	600,342	11,125,153
Publicis Groupe SA	74,312	5,488,262
Renault SA	180,185	18,817,964
Societe Generale SA	161,545	7,536,835
Sodexo SA	102,832	9,757,900
Thales SA	155,285	9,394,281
TOTAL SA	607,287	29,549,034

		152,249,705

Germany - 7.6%

Bayer AG	130,112	18,206,285
Brenntag AG	163,427	9,366,975
Daimler AG (XETR)	202,883	18,457,890
Deutsche Bank AG (XETR)	346,491	10,406,538
Deutsche Telekom AG	346,819	5,970,597
HeidelbergCement AG	106,329	8,430,199
Infineon Technologies AG	691,212	8,577,221
TUI AG	613,351	9,941,334

		89,357,039

Hong Kong - 1.5%

Cheung Kong Property Holdings Ltd *	742,140	6,156,137
CK Hutchison Holdings Ltd	800,140	11,733,058

		17,889,195

Ireland - 1.8%

Ryanair Holdings PLC ADR	151,739	10,826,578
Shire PLC	125,373	10,077,879

		20,904,457

	Shares	Value
Italy - 4.5%

Enel SPA	4,083,875	$18,463,893
Intesa Sanpaolo SPA	3,512,669	12,720,503
Telecom Italia SPA *	10,863,810	13,780,614
UniCredit SPA	1,210,956	8,124,322

		53,089,332

Japan - 23.6%

Daikin Industries Ltd	116,900	8,406,183
Daiwa House Industry Co Ltd	619,500	14,432,011
Dentsu Inc	167,900	8,754,557
Hitachi Ltd	1,584,000	10,433,449
Japan Airlines Co Ltd	371,900	12,962,214
Japan Tobacco Inc	249,100	8,865,024
Kawasaki Heavy Industries Ltd	1,897,000	8,842,952
Mitsubishi Corp	525,800	11,546,463
Mitsubishi UFJ Financial Group Inc	4,897,900	35,048,992
Mitsui Fudosan Co Ltd	573,000	15,997,793
Mitsui OSK Lines Ltd	2,269,000	7,250,057
Nippon Telegraph & Telephone Corp	608,400	22,019,087
Nissan Motor Co Ltd	1,192,200	12,383,918
ORIX Corp	625,600	9,340,216
Seven & i Holdings Co Ltd	232,900	10,001,189
Sompo Japan Nipponkoa Holdings Inc	365,700	13,409,439
Sony Corp *	597,700	16,961,104
Sumitomo Mitsui Financial Group Inc	305,500	13,574,720
Toyota Motor Corp	562,700	37,634,057

		277,863,425

Luxembourg - 1.1%

ArcelorMittal	1,357,706	13,219,062

Netherlands - 3.7%

ING Groep NV CVA	1,168,524	19,376,216
Koninklijke KPN NV	3,720,368	14,278,408
NN Group NV	335,958	9,435,951

		43,090,575

Norway - 2.0%

DNB ASA	677,032	11,279,586
Norsk Hydro ASA	2,965,915	12,498,653

		23,778,239

Singapore - 1.2%

DBS Group Holdings Ltd	898,900	13,792,677

South Korea - 1.1%

Samsung Electronics Co Ltd	11,364	12,909,315

Spain - 1.9%

Bankia SA *	4,234,847	5,386,451
Repsol SA	969,377	17,064,442

		22,450,893

Sweden - 1.3%

Electrolux AB ‘B’	484,314	15,153,903

Switzerland - 7.3%

Credit Suisse Group AG	513,297	14,104,099
Nestle SA	194,260	14,042,188
Novartis AG	247,558	24,452,005
Roche Holding AG (XVTX)	71,020	19,939,112
Zurich Insurance Group AG	45,228	13,786,159

		86,323,563

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
United Kingdom - 18.4%

AstraZeneca PLC	174,771	$11,112,883
Aviva PLC	2,153,031	16,687,966
BAE Systems PLC	1,048,406	7,440,679
Barclays PLC	5,294,531	21,651,868
BG Group PLC	1,130,380	18,810,202
British American Tobacco PLC	221,655	11,912,432
Dixons Carphone PLC	1,309,511	9,324,039
InterContinental Hotels Group PLC	253,903	10,243,348
Lloyds Banking Group PLC	12,473,158	16,743,856
National Grid PLC	1,083,622	13,934,768
Prudential PLC	839,134	20,248,803
SABMiller PLC	147,896	7,667,445
Vodafone Group PLC	9,645,653	35,173,239
Wolseley PLC	234,674	14,965,111

		215,916,639

Total Common Stocks (Cost $1,110,749,664)		1,142,726,502

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $9,697,686; collateralized by U.S. Treasury Notes: 2.000% due 08/31/21 and value $9,895,838)	$9,697,686	9,697,686

Total Short-Term Investment (Cost $9,697,686)		9,697,686

TOTAL INVESTMENTS - 99.4% (Cost $1,139,173,424)		1,169,628,011

OTHER ASSETS & LIABILITIES, NET - 0.6%		7,167,009

NET ASSETS - 100.0%		$1,176,795,020

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	33.8%
Consumer Discretionary	15.5%
Industrials	10.2%
Telecommunication Services	7.8%
Health Care	7.1%
Energy	6.3%
Materials	6.2%
Consumer Staples	4.5%
Utilities	3.7%
Information Technology	3.5%
Others (each less than 3.0%)	0.8%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	As of June 30, 2015, the portfolio’s composition by country of risk as a percentage of net assets was as follows (See Note 4 in Notes to Financial Statements):

Japan	23.6%
United Kingdom	18.4%
France	12.9%
Germany	8.4%
Switzerland	7.3%
Italy	4.5%
Australia	4.4%
Netherlands	3.7%
Others (each less than 3.0%)	16.2%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	73,026,790	USD	57,645,668	08/15	CIT	($1,406,370)
CHF	53,278,321	USD	56,016,108	08/15	BRC	1,042,498
CHF	7,907,527	USD	8,430,568	08/15	CIT	38,026
DKK	23,280,555	USD	3,440,141	08/15	GSC	42,032
DKK	110,158,214	USD	16,294,343	08/15	HSB	182,496
EUR	10,550,456	AUD	14,581,152	08/15	GSC	538,151
EUR	5,528,110	CHF	5,760,130	08/15	CSF	(3,097)
EUR	4,483,823	JPY	596,258,782	08/15	GSC	127,047
EUR	10,965,471	USD	12,453,353	08/15	ANZ	(223,101)
EUR	5,869,922	USD	6,597,394	08/15	GSC	(50,423)
EUR	2,298,701	USD	2,557,806	08/15	GSC	6,032
EUR	7,312,299	USD	8,225,545	08/15	RBC	(69,829)
EUR	7,178,933	USD	8,080,392	08/15	SGN	(73,426)
EUR	3,749,468	USD	4,095,619	08/15	UBS	86,321
EUR	2,750,940	USD	3,100,637	08/15	WBC	(32,397)
GBP	4,313,925	CHF	6,255,860	08/15	GSC	76,952
GBP	1,860,100	SGD	3,791,264	08/15	GSC	108,555
GBP	7,870,998	USD	12,159,565	08/15	DUB	204,880
GBP	1,563,574	USD	2,478,433	08/15	GSC	(22,236)
GBP	3,513,270	USD	5,519,990	08/15	HSB	(1,041)
GBP	1,808,656	USD	2,833,788	08/15	MER	7,406
GBP	9,480,737	USD	14,483,864	08/15	SSB	409,298
HKD	67,044,559	USD	8,650,503	08/15	RBC	(1,594)
JPY	482,666,438	USD	3,992,503	08/15	MSC	(47,082)
JPY	1,530,164,223	USD	12,248,859	08/15	SGN	259,038
SEK	211,434,515	USD	25,159,205	08/15	BRC	363,270
SGD	13,842,403	USD	10,450,954	08/15	SSB	(178,674)
USD	2,429,032	AUD	3,103,691	08/15	RBC	38,822
USD	4,758,600	CHF	4,453,741	08/15	CSF	(11,149)
USD	5,155,515	CHF	4,768,428	08/15	GSC	48,750
USD	3,265,457	CHF	3,040,320	08/15	HSB	9,415
USD	4,195,432	CHF	3,868,759	08/15	SCB	52,171
USD	4,780,898	CHF	4,502,473	08/15	SGN	(41,041)
USD	6,520,492	CHF	5,998,978	08/15	SSB	95,865
USD	6,767,455	EUR	6,007,852	08/15	BRC	66,644
USD	102,389,536	EUR	92,976,553	08/15	GSC	(1,311,139)
USD	2,645,539	EUR	2,324,014	08/15	RBC	53,468
USD	2,494,922	EUR	2,226,301	08/15	RBS	11,834
USD	6,900,996	EUR	6,113,921	08/15	SCB	81,882
USD	7,536,621	EUR	6,710,251	08/15	SSB	52,395
USD	49,562,465	GBP	32,083,128	08/15	CSF	(836,489)
USD	3,181,312	GBP	2,035,619	08/15	DUB	(16,414)
USD	3,939,033	GBP	2,502,456	08/15	GSC	7,959
USD	7,592,471	GBP	4,958,452	08/15	RBC	(196,694)
USD	12,821,696	JPY	1,523,568,822	08/15	CIT	367,711
USD	8,953,851	JPY	1,072,482,267	08/15	GSC	187,146
USD	3,485,358	JPY	422,189,779	08/15	RBC	34,286
USD	3,696,507	JPY	458,493,259	08/15	SCB	(51,318)
USD	7,600,625	NOK	57,481,655	08/15	GSC	274,940
USD	12,417,257	NOK	95,014,777	08/15	RBC	308,206
USD	3,612,788	SEK	29,637,925	08/15	SSB	35,164
USD	3,399,111	SGD	4,587,991	08/15	SGN	(5,581)

Total Forward Foreign Currency Contracts						$639,565

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$7,519,245	$7,519,245	$-	$-
	Germany	9,684,578	-	9,684,578	-

		17,203,823	7,519,245	9,684,578	-

	Common Stocks
	Australia	51,572,184	-	51,572,184	-
	Belgium	14,327,330	-	14,327,330	-
	China	5,583,228	-	5,583,228	-
	Finland	13,255,741	-	13,255,741	-
	France	152,249,705	-	152,249,705	-
	Germany	89,357,039	-	89,357,039	-
	Hong Kong	17,889,195	6,156,137	11,733,058	-
	Ireland	20,904,457	10,826,578	10,077,879	-
	Italy	53,089,332	-	53,089,332	-
	Japan	277,863,425	-	277,863,425	-
	Luxembourg	13,219,062	-	13,219,062	-
	Netherlands	43,090,575	-	43,090,575	-
	Norway	23,778,239	-	23,778,239	-
	Singapore	13,792,677	-	13,792,677	-
	South Korea	12,909,315	-	12,909,315	-
	Spain	22,450,893	-	22,450,893	-
	Sweden	15,153,903	-	15,153,903	-
	Switzerland	86,323,563	-	86,323,563	-
	United Kingdom	215,916,639	-	215,916,639	-

		1,142,726,502	16,982,715	1,125,743,787	-

	Short-Term Investment	9,697,686	-	9,697,686	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,218,660	-	5,218,660	-

	Total Assets	1,174,846,671	24,501,960	1,150,344,711	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,579,095)	-	(4,579,095)	-

	Total Liabilities	(4,579,095)	-	(4,579,095)	-

	Total	$1,170,267,576	$24,501,960	$1,145,765,616	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

OncoGenex Pharmaceutical Inc Exercise @ $20.00 Exp 10/19/15 ¯ *	12,820	$-
SANUWAVE Health Inc Exercise @ $4.00 Exp 04/08/16 ¯ *	135,383	1

		1

Total Warrants (Cost $0)		1

COMMON STOCKS - 96.7%

Health Care - 96.4%

Abbott Laboratories	217,400	10,669,992
AbbVie Inc	179,202	12,040,582
ACADIA Pharmaceuticals Inc *	12,100	506,748
Acceleron Pharma Inc *	30,800	974,512
Actelion Ltd (Switzerland)	13,700	2,009,017
Aduro Biotech Inc *	6,600	200,178
Aetna Inc	31,700	4,040,482
Agilent Technologies Inc	68,600	2,646,588
Alder Biopharmaceuticals Inc *	37,600	1,991,672
Alexion Pharmaceuticals Inc *	50,000	9,038,500
Alkermes PLC *	51,900	3,339,246
Allergan PLC *	31,835	9,660,649
Alnylam Pharmaceuticals Inc *	9,630	1,154,348
Amedisys Inc *	20,900	830,357
AmerisourceBergen Corp	25,700	2,732,938
Amgen Inc	43,900	6,739,528
Anacor Pharmaceuticals Inc *	11,300	874,959
Anthem Inc	53,800	8,830,732
AstraZeneca PLC (United Kingdom)	82,400	5,239,436
AtriCure Inc *	25,800	635,712
Axovant Sciences Ltd *	15,000	305,700
Baxter International Inc	12,600	881,118
Becton Dickinson and Co	45,381	6,428,219
Bio-Rad Laboratories Inc ‘A’ *	2,800	421,708
BioCryst Pharmaceuticals Inc *	16,800	250,824
Biogen Inc *	27,011	10,910,823
BioMarin Pharmaceutical Inc *	31,000	4,240,180
Bluebird Bio Inc *	3,200	538,784
Boston Scientific Corp *	556,100	9,842,970
Bristol-Myers Squibb Co	153,032	10,182,749
Cardinal Health Inc	62,900	5,261,585
Celgene Corp *	100,600	11,642,941
Celldex Therapeutics Inc *	13,600	342,992
Cellectis SA ADR * (France)	10,200	368,016
Cempra Inc *	30,000	1,030,800
Cerner Corp *	21,500	1,484,790
Charles River Laboratories International Inc *	62,700	4,410,318
Chugai Pharmaceutical Co Ltd (Switzerland)	75,500	2,604,214
Cidara Therapeutics Inc *	3,083	43,224
Cigna Corp	55,000	8,910,000
Clovis Oncology Inc *	13,700	1,203,956
CONMED Corp	7,400	431,198
CR Bard Inc	11,900	2,031,330
Dermira Inc *	10,500	184,275
DexCom Inc *	28,700	2,295,426
Dyax Corp *	60,800	1,611,200
Edwards Lifesciences Corp *	32,900	4,685,947
Eli Lilly & Co	146,900	12,264,681
Endologix Inc *	32,126	492,813
Express Scripts Holding Co *	34,800	3,095,112

	Shares	Value
Galapagos NV ADR * (Belgium)	3,400	$175,100
Genomic Health Inc *	29,200	811,468
Gilead Sciences Inc	64,000	7,493,120
HCA Holdings Inc *	63,091	5,723,616
HealthEquity Inc *	22,300	714,715
Humana Inc	16,300	3,117,864
Illumina Inc *	16,500	3,602,940
Immune Design Corp *	6,200	128,030
Incyte Corp *	37,300	3,887,033
Insulet Corp *	19,900	616,601
Intercept Pharmaceuticals Inc *	7,200	1,737,936
Intra-Cellular Therapies Inc *	42,900	1,370,655
Intuitive Surgical Inc *	7,300	3,536,850
Isis Pharmaceuticals Inc *	37,500	2,158,125
Jazz Pharmaceuticals PLC *	14,300	2,517,801
Johnson & Johnson	59,600	5,808,616
Karyopharm Therapeutics Inc *	17,700	481,617
Mallinckrodt PLC *	47,891	5,637,729
Masimo Corp *	44,000	1,704,560
McKesson Corp	50,800	11,420,348
Medivation Inc *	31,700	3,620,140
Medtronic PLC	166,758	12,356,768
Merck & Co Inc	145,600	8,289,008
Mylan NV *	94,000	6,378,840
Nektar Therapeutics *	74,000	925,740
Neurocrine Biosciences Inc *	46,100	2,201,736
Nivalis Therapeutics Inc *	8,600	130,290
Novartis AG (Switzerland)	66,400	6,558,516
Novartis AG ADR (Switzerland)	21,200	2,084,808
Perrigo Co PLC	33,066	6,111,589
Pfizer Inc	127,200	4,265,016
Phibro Animal Health Corp ‘A’	25,400	989,076
Premier Inc ‘A’ *	9,900	380,754
PTC Therapeutics Inc *	24,400	1,174,372
Receptos Inc *	27,300	5,188,365
Regeneron Pharmaceuticals Inc *	13,575	6,925,015
Roche Holding AG (XVTX) (Switzerland)	14,440	4,054,080
Sage Therapeutics Inc *	11,000	803,000
Sarepta Therapeutics Inc *	38,600	1,174,598
Seattle Genetics Inc *	14,700	711,480
Seres Therapeutics Inc *	20,300	842,450
Shire PLC ADR (Ireland)	20,300	4,902,247
Spark Therapeutics Inc *	2,000	120,540
St Jude Medical Inc	81,800	5,977,126
Stryker Corp	82,700	7,903,639
Teladoc Inc *	15,800	300,200
Tetraphase Pharmaceuticals Inc *	28,400	1,347,296
Teva Pharmaceutical Industries Ltd ADR (Israel)	102,400	6,051,840
The Cooper Cos Inc	23,700	4,217,889
Thermo Fisher Scientific Inc	40,000	5,190,400
Thoratec Corp *	14,900	664,093
UCB SA (Belgium)	14,600	1,046,859
Ultragenyx Pharmaceutical Inc *	27,178	2,782,755
UnitedHealth Group Inc	119,656	14,598,032
Universal Health Services Inc ‘B’	40,900	5,811,890
Valeant Pharmaceuticals International Inc (NYSE) *	41,800	9,285,870
Vertex Pharmaceuticals Inc *	42,700	5,272,596
WellCare Health Plans Inc *	9,500	805,885
Zafgen Inc *	12,900	446,727
Zoetis Inc	37,800	1,822,716

		408,913,034

Information Technology - 0.3%

FEI Co	12,300	1,020,039

Total Common Stocks (Cost $320,340,979)		409,933,073

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $14,919,440; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $15,221,456)	$14,919,440	$14,919,440

Total Short-Term Investment (Cost $14,919,440)		14,919,440

TOTAL INVESTMENTS - 100.2% (Cost $335,260,419)		424,852,514

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(781,529)

NET ASSETS - 100.0%		$424,070,985

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition by health care sector as a percentage of net assets was as follows:

Pharmaceuticals	31.3%
Biotechnology	22.1%
Health Care Equipment	15.7%
Managed Health Care	7.6%
Health Care	6.1%
Health Care Distributors	4.6%
Life Sciences Tools & Services	3.8%
Others (each less than 3.0%)	5.5%

	96.7%
Short-Term Investment	3.5%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Restricted securities as of June 30, 2015 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
OncoGenex Pharmaceutical Inc Warrants (Exp 10/19/15) Acq 10/19/10	$-	$-	0.0%
SANUWAVE Health Inc Warrants (Exp 04/08/16) Acq 04/08/11	-	1	0.0%

	$-	$1	0.0%

(d)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	22,529	USD	24,753	07/15	CBA	$370
EUR	533,036	USD	594,362	07/15	CIT	49
EUR	470,540	USD	525,860	07/15	HSB	(1,140)
EUR	962,257	USD	1,087,515	07/15	RBC	(14,462)
USD	3,986,865	CHF	3,825,523	07/15	GSC	(107,838)
USD	107,427	EUR	95,251	07/15	BOA	1,209
USD	796,341	EUR	722,096	07/15	GSC	(8,898)
USD	39,144	EUR	34,512	07/15	RBS	658
USD	2,783,514	EUR	2,599,494	07/15	SSB	(115,290)
USD	141,196	GBP	92,000	07/15	HSB	(3,340)
USD	111,652	GBP	72,000	07/15	RBS	(1,463)
USD	3,626,024	GBP	2,436,334	07/15	SSB	(201,541)

Total Forward Foreign Currency Contracts						($451,686)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Transactions in written options for the period ended June 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	-	$-
Put Options Written	84	23,671
Put Options Expired	(84)	(23,671)

Outstanding, June 30, 2015	-	$-

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$1	$-	$1	$-
	Common Stocks
	Health Care	408,913,034	387,400,912	21,512,122	-
	Information Technology	1,020,039	1,020,039	-	-

		409,933,073	388,420,951	21,512,122	-

	Short-Term Investment	14,919,440	-	14,919,440	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,286	-	2,286	-

	Total Assets	424,854,800	388,420,951	36,433,849	-

Liabilities
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(453,972)	-	(453,972)	-

	Total Liabilities	(453,972)	-	(453,972)	-

	Total	$424,400,828	$388,420,951	$35,979,877	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 4.4%

Hilton Worldwide Holdings Inc *	536,861	$14,790,521
Starwood Hotels & Resorts Worldwide Inc	250,916	20,346,778

		35,137,299

Financials - 95.1%

Acadia Realty Trust REIT	78,360	2,281,060
Alexandria Real Estate Equities Inc REIT	59,753	5,225,997
AvalonBay Communities Inc REIT	255,419	40,833,836
BioMed Realty Trust Inc REIT	293,420	5,674,743
Boston Properties Inc REIT	356,203	43,114,811
Camden Property Trust REIT	356,816	26,504,293
Chesapeake Lodging Trust REIT	406,566	12,392,132
Corporate Office Properties Trust REIT	127,910	3,011,001
Cousins Properties Inc REIT	764,002	7,930,341
CubeSmart REIT	103,771	2,403,336
DCT Industrial Trust Inc REIT	33,590	1,056,070
DDR Corp REIT	2,809	43,427
Douglas Emmett Inc REIT	529,580	14,266,885
Duke Realty Corp REIT	361,134	6,706,258
Equity Lifestyle Properties Inc REIT	237,023	12,462,669
Equity One Inc REIT	38,336	894,762
Equity Residential REIT	955,484	67,046,312
Essex Property Trust Inc REIT	36,494	7,754,975
Federal Realty Investment Trust REIT	21,836	2,796,973
General Growth Properties Inc REIT	1,019,974	26,172,533
HCP Inc REIT	125,664	4,582,966
Health Care REIT Inc	194,803	12,784,921
Healthcare Realty Trust Inc REIT	122,034	2,838,511
Host Hotels & Resorts Inc REIT	2,675,141	53,048,046
Hudson Pacific Properties Inc REIT	421,911	11,969,615
Kimco Realty Corp REIT	819,836	18,479,103
LaSalle Hotel Properties REIT	101,772	3,608,835
Liberty Property Trust REIT	249,795	8,048,395
Mack-Cali Realty Corp REIT	469,931	8,660,828
Mid-America Apartment Communities Inc REIT	112,583	8,197,168
National Retail Properties Inc REIT	255,215	8,935,077
Paramount Group Inc REIT	233,551	4,007,735
Prologis Inc REIT	387,741	14,385,191
Public Storage REIT	206,951	38,155,556
Realty Income Corp REIT	78,922	3,503,348
Regency Centers Corp REIT	413,556	24,391,533
Rexford Industrial Realty Inc REIT	197,931	2,885,834
Senior Housing Properties Trust REIT	462,188	8,111,399
Simon Property Group Inc REIT	578,467	100,086,360
Sovran Self Storage Inc REIT	76,504	6,648,963
STORE Capital Corp REIT	441,535	8,874,854
Tanger Factory Outlet Centers Inc REIT	572,516	18,148,757
The Macerich Co REIT	88,212	6,580,615

	Shares	Value
Urban Edge Properties REIT	131,768	$2,739,457
Ventas Inc REIT	411,252	25,534,637
Vornado Realty Trust REIT	574,122	54,501,402
WP GLIMCHER Inc REIT	749,630	10,142,494

		758,424,014

Total Common Stocks (Cost $736,636,081)		793,561,313

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $1,234,130; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $1,262,119)	$1,234,130	1,234,130

Total Short-Term Investment (Cost $1,234,130)		1,234,130

TOTAL INVESTMENTS - 99.7% (Cost $737,870,211)		794,795,443

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,081,557

NET ASSETS - 100.0%		$796,877,000

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition by property sector as a percentage of net assets was as follows:

Retail	28.2%
Residential	20.4%
Office	18.9%
Hotels, Resorts & Cruise Lines	13.1%
Health Care	6.7%
Specialized	5.9%
Diversified	4.0%
Others (each less than 3.0%)	2.3%

99.5%
Short-Term Investment	0.2%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$793,561,313	$793,561,313	$-	$-
	Short-Term Investment	1,234,130	-	1,234,130	-

	Total	$794,795,443	$793,561,313	$1,234,130	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Consumer Discretionary - 5.0%

Garmin Ltd	23,900	$1,049,927
Harman International Industries Inc	18,600	2,212,284
Tesla Motors Inc *	7,500	2,011,950

		5,274,161

Consumer Staples - 0.3%

Arcadia Biosciences Inc *	50,937	324,469

Financials - 1.5%

Communications Sales & Leasing Inc REIT	9,420	232,862
QTS Realty Trust Inc ‘A’ REIT	35,600	1,297,620

		1,530,482

Health Care - 19.9%

Avinger Inc *	21,521	277,836
Cardiovascular Systems Inc *	14,200	375,590
Cerner Corp *	48,800	3,370,128
Evogene Ltd * (Israel)	26,303	232,519
FibroGen Inc *	19,204	451,294
Intuitive Surgical Inc *	2,100	1,017,450
Isis Pharmaceuticals Inc *	53,700	3,090,435
PRA Health Sciences Inc *	35,769	1,299,488
PTC Therapeutics Inc *	12,000	577,560
Seres Therapeutics Inc *	2,785	115,577
Spark Therapeutics Inc *	1,889	113,850
Tenet Healthcare Corp *	53,500	3,096,580
Teva Pharmaceutical Industries Ltd ADR (Israel)	40,400	2,387,640
Vertex Pharmaceuticals Inc *	37,200	4,593,456

		20,999,403

Industrials - 5.6%

Abengoa SA ADR (Spain)	128,100	2,035,509
Abengoa SA ‘B’ (Spain)	213,300	671,436
Advanced Drainage Systems Inc	26,870	788,097
Pentair PLC (United Kingdom)	35,100	2,413,125

		5,908,167

Information Technology - 59.1%

21Vianet Group Inc ADR * (China)	26,100	535,572
ACI Worldwide Inc *	136,500	3,353,805
Acxiom Corp *	98,400	1,729,872
Alibaba Group Holding Ltd ADR * (China)	12,000	987,240
Alliance Data Systems Corp *	19,139	5,587,440
Aspen Technology Inc *	89,100	4,058,505
Baidu Inc ADR * (China)	2,400	477,792
Cypress Semiconductor Corp *	131,400	1,545,264
Dialog Semiconductor PLC * (Germany)	22,300	1,205,428
Euronet Worldwide Inc *	63,100	3,893,270
EVERTEC Inc	38,500	817,740
Facebook Inc ‘A’ *	25,200	2,161,278
FLIR Systems Inc	26,600	819,812
Globant SA *	37,372	1,137,230
Google Inc ‘A’ *	2,215	1,196,188
Google Inc ‘C’ *	3,021	1,572,461
Marvell Technology Group Ltd	79,300	1,045,570
Micron Technology Inc *	287,600	5,418,384
Microsemi Corp *	79,000	2,761,050
Microsoft Corp	79,800	3,523,170
Mobileye NV *	30,100	1,600,417
Nanometrics Inc *	23,300	375,596
NXP Semiconductors NV * (Netherlands)	36,700	3,603,940
Photronics Inc *	89,100	847,341
QIWI PLC ADR (Russia)	33,400	936,870
Rambus Inc *	107,800	1,562,022
Ruckus Wireless Inc *	63,000	651,420

	Shares	Value
Semtech Corp *	63,400	$1,258,490
Silicon Laboratories Inc *	3,700	199,837
Silver Spring Networks Inc *	78,100	969,221
Twitter Inc *	28,600	1,035,892
Universal Display Corp *	34,700	1,795,031
Virtusa Corp *	8,900	457,460
WNS Holdings Ltd ADR * (India)	124,900	3,341,075

		62,461,683

Materials - 0.6%

BioAmber Inc *	64,400	553,840
Marrone Bio Innovations Inc *	41,900	82,962

		636,802

Telecommunication Services - 2.1%

China Unicom Hong Kong Ltd (China)	518,000	811,864
Zayo Group Holdings Inc *	55,600	1,430,032

		2,241,896

Utilities - 1.3%

Abengoa Yield PLC (Spain)	42,200	1,321,704

Total Common Stocks (Cost $91,318,937)		100,698,767

PURCHASED OPTIONS - 0.0%
(See Note (c) in Notes to Schedule of Investments) (Cost $141,559)		19,141

	Principal Amount

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $5,083,133; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $5,185,331)	$5,083,133	5,083,133

Total Short-Term Investment (Cost $5,083,133)		5,083,133

TOTAL INVESTMENTS - 100.2% (Cost $96,543,629)		105,801,041

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(195,328)

NET ASSETS - 100.0%		$105,605,713

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition by technology sector as a percentage of net assets was as follows:

Semiconductors	17.6%
Data Processing & Outsourced Services	13.8%
Application Software	10.5%
Biotechnology	8.7%
Internet Software & Services	7.6%
Systems Software	3.3%
Health Care Technology	3.2%
Consumer Electronics	3.1%
Others (each less than 3.0%)	27.6%

	95.4%
Short-Term Investment	4.8%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Purchased options outstanding as of June 30, 2015 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - Apple Inc	$135.00	07/17/15	CME	235	$91,012	$2,350
Call - Apple Inc	135.00	08/21/15	CME	87	31,929	11,571
Call - Apple Inc	140.00	08/21/15	CME	87	18,618	5,220

Total Purchased Options					$141,559	$19,141

(d)	Transactions in written options for the period ended June 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	766	$38,300
Call Options Written	348	15,004
Put Options Written	611	178,576
Put Options Exercised	(28)	(8,399)
Call Options Closed	(174)	(9,436)
Put Options Closed	(940)	(94,380)

Outstanding, June 30, 2015	583	$119,665

(e)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - Apple Inc	$155.00	08/21/15	CME	174	$5,568	($1,392)

Put - Apple Inc	120.00	07/17/15	CME	235	65,291	(11,515)
Put - Apple Inc	120.00	08/21/15	CME	87	18,096	(22,185)
Put - Apple Inc	125.00	08/21/15	CME	87	30,710	(40,020)

					114,097	(73,720)

Total Written Options					$119,665	($75,112)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$5,274,161	$5,274,161	$-	$-
	Consumer Staples	324,469	324,469	-	-
	Financials	1,530,482	1,530,482	-	-
	Health Care	20,999,403	20,999,403	-	-
	Industrials	5,908,167	5,236,731	671,436	-
	Information Technology	62,461,683	61,256,255	1,205,428	-
	Materials	636,802	636,802	-	-
	Telecommunication Services	2,241,896	1,430,032	811,864	-
	Utilities	1,321,704	1,321,704	-	-

		100,698,767	98,010,039	2,688,728	-

	Short-Term Investment	5,083,133	-	5,083,133	-
	Derivatives:
	Equity Contracts
	Purchased Options	19,141	19,141	-	-

	Total Assets	105,801,041	98,029,180	7,771,861	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(75,112)	(75,112)	-	-

	Total Liabilities	(75,112)	(75,112)	-	-

	Total	$105,725,929	$97,954,068	$7,771,861	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.8%

Canada - 0.4%

Transcanada Trust 5.625% due 05/20/75 §	$4,743,000	$4,807,448

Denmark - 0.6%

TDC AS
1.750% due 02/27/27 ~	EUR 3,820,000	3,909,161
3.500% due 02/26/15 § ~	3,860,000	4,138,932

		8,048,093

Finland - 0.4%

Nokia OYJ 6.625% due 05/15/39	$4,620,000	5,035,800

France - 2.9%

Credit Agricole Assurances SA 4.250% § ± ~	EUR 4,400,000	4,727,520
Electricite de France SA
4.125% § ± ~	2,200,000	2,519,995
5.000% § ± ~	7,200,000	8,384,115
Groupama SA 6.375% § ± ~	5,800,000	6,619,698
Orange SA
4.000% § ± ~	5,323,000	6,049,939
5.000% § ± ~	5,030,000	5,796,420
TOTAL SA 2.250% § ± ~	2,970,000	3,214,220

		37,311,907

Germany - 1.7%

Bayer AG 3.750% due 07/01/74 § ~	6,862,000	7,711,215
Bertelsmann SE & Co KGaA 3.000% due 04/23/75 § ~	3,500,000	3,739,066
ZF North America Capital Inc 2.250% due 04/26/19 ~	9,000,000	9,983,478

		21,433,759

Ireland - 0.7%

Baggot Securities Ltd 10.240% ± ~	7,610,000	8,771,613
LCH Clearnet SA 6.576% § ±	450,000	528,347

		9,299,960

Italy - 2.7%

Autostrada Brescia Verona Vicenza Padova SPA 2.375% due 03/20/20 ~	3,120,000	3,431,592
Enel SPA
5.000% due 01/15/75 § ~	9,620,000	11,248,226
6.500% due 01/10/74 § ~	4,600,000	5,608,610
Generali Finance BV 4.596% § ± ~	3,920,000	4,180,644
Unipol Gruppo Finanziario SPA 3.000% due 03/18/25 ~	8,880,000	9,287,607

		33,756,679

Netherlands - 0.5%

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.500% § ± ~	5,724,000	6,445,213

Portugal - 0.6%

EDP Finance BV 2.625% due 01/18/22 ~	6,260,000	7,014,900

	Principal Amount	Value
Spain - 1.4%

Telefonica Europe BV
4.200% § ± ~	EUR 4,400,000	$4,997,239
5.000% § ± ~	3,600,000	4,187,558
5.875% § ± ~	6,100,000	7,220,947
6.500% § ± ~	1,400,000	1,712,717

		18,118,461

Switzerland - 2.9%

Credit Suisse AG 0.301% due 07/22/16 § ~	9,350,000	10,427,012
UBS AG
4.750% due 05/22/23 § ~	$6,899,000	6,971,191
4.750% due 02/12/26 § ~	EUR 10,370,000	12,284,431
5.125% due 05/15/24 ~	$6,840,000	6,778,775

		36,461,409

United Kingdom - 4.9%

AA Bond Co Ltd
3.781% due 07/31/43 ~	GBP 5,625,000	9,088,899
4.720% due 07/02/43 ~	3,020,000	5,037,734
5.500% due 07/31/43 ~	4,100,000	6,415,712
6.269% due 07/02/43 ~	3,020,000	5,707,487
LBG Capital PLC 15.000% due 12/21/19 ~	6,890,000	15,399,859
15.000% due 12/21/19 ~	EUR 4,210,000	7,110,058
Sky PLC
1.875% due 11/24/23 ~	6,440,000	7,095,436
2.500% due 09/15/26 ~	5,640,000	6,343,844

		62,199,029

United States - 7.1%

Atwood Oceanics Inc 6.500% due 02/01/20	$2,208,000	2,141,760
CNO Financial Group Inc 5.250% due 05/30/25	3,260,000	3,320,962
Continental Resources Inc
3.800% due 06/01/24	1,716,000	1,563,026
4.500% due 04/15/23	2,430,000	2,343,951
DIRECTV Holdings LLC 6.000% due 08/15/40	6,520,000	6,767,506
Energy Transfer Equity LP 5.500% due 06/01/27	4,027,000	4,016,933
General Motors Co 6.250% due 10/02/43	9,150,000	10,223,807
International Game Technology PLC
4.125% due 02/15/20 ~	EUR 2,170,000	2,401,079
4.750% due 02/15/23 ~	2,960,000	3,188,647
6.250% due 02/15/22 ~	$2,630,000	2,524,800
6.500% due 02/15/25 ~	2,630,000	2,445,900
Kinder Morgan Inc
1.500% due 03/16/22	EUR 2,010,000	2,160,469
2.250% due 03/16/27	1,810,000	1,880,664
5.300% due 12/01/34	$2,050,000	1,895,090
KLA-Tencor Corp 4.650% due 11/01/24	15,510,000	15,491,186
Seagate HDD Cayman 4.875% due 06/01/27 ~	11,970,000	11,641,938
Select Income REIT
4.150% due 02/01/22	1,710,000	1,693,427
4.500% due 02/01/25	1,031,000	996,676
The Priceline Group Inc 1.800% due 03/03/27	EUR 4,390,000	4,327,031
Walgreens Boots Alliance Inc
2.125% due 11/20/26	1,890,000	2,029,989

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
4.500% due 11/18/34	$2,637,000	$2,480,149
4.800% due 11/18/44	4,472,000	4,209,127

		89,744,117

Total Corporate Bonds & Notes (Cost $353,984,518)		339,676,775

U.S. TREASURY OBLIGATIONS - 2.6%

U.S. Treasury Bonds - 2.6%

3.000% due 05/15/45	33,345,300	32,527,306

Total U.S. Treasury Obligations (Cost $33,445,791)		32,527,306

FOREIGN GOVERNMENT BONDS & NOTES - 34.9%

Bulgaria - 1.7%

Bulgaria Government 2.950% due 09/03/24 ~	EUR 20,000,000	21,862,200

Chile - 1.6%

Chile Government
1.625% due 01/30/25	5,980,000	6,549,685
1.875% due 05/27/30	13,150,000	13,582,742

		20,132,427

Croatia - 1.0%

Croatia Government
3.000% due 03/11/25 ~	6,240,000	6,274,908
3.875% due 05/30/22 ~	5,830,000	6,502,498

		12,777,406

Cyprus - 3.0%

Cyprus Government 4.750% due 06/25/19 ~	32,550,000	38,102,771

Germany - 14.7%

Bundesrepublik Deutschland
0.500% due 02/15/25 ~	132,335,331	143,851,834
1.750% due 02/15/24 ~	1,474,000	1,798,885
2.500% due 07/04/44 ~	10,586,780	14,407,350
2.500% due 08/15/46 ~	13,691,500	18,703,743
6.250% due 01/04/30 ~	4,094,335	7,664,603

		186,426,415

Iceland - 1.8%

Iceland Government
2.500% due 07/15/20 ~	12,000,000	13,579,925
5.875% due 05/11/22 ~	$8,501,000	9,602,075

		23,182,000

Indonesia - 1.3%

Indonesia Government 2.875% due 07/08/21 ~	EUR 14,780,000	16,642,251

Israel - 0.7%

Israel Government 2.875% due 01/29/24 ~	6,950,000	8,515,277

Latvia - 1.6%

Republic of Latvia
2.750% due 01/12/20 ~	$9,550,000	9,573,875
5.250% due 06/16/21 ~	10,060,000	11,279,775

		20,853,650

	Principal Amount	Value
Mexico - 1.6%

Mexico Government
1.625% due 03/06/24	EUR 5,670,000	$5,948,247
3.000% due 03/06/45	11,670,000	11,320,257
4.000% due 03/15/15	2,630,000	2,556,810

		19,825,314

Morocco - 0.2%

Morocco Government 3.500% due 06/19/24 ~	2,420,000	2,759,989

Romania - 1.1%

Romanian Government 4.625% due 09/18/20 ~	10,560,000	13,305,043

Slovenia - 3.2%

Slovenia Government
4.125% due 02/18/19 ~	$4,630,000	4,826,775
4.750% due 05/10/18 ~	6,470,000	6,891,093
5.500% due 10/26/22 ~	18,610,000	20,707,347
5.850% due 05/10/23 ~	7,440,000	8,455,189

		40,880,404

Spain - 1.4%

Autonomous Community of Catalonia 4.950% due 02/11/20	EUR 14,180,000	17,404,584

Total Foreign Government Bonds & Notes (Cost $459,772,080)		442,669,731

PURCHASED OPTIONS - 0.3%
(See Note (e) in Notes to Schedule of Investments) (Cost $2,408,313)		3,968,864

SHORT-TERM INVESTMENT - 31.4%

Repurchase Agreement - 31.4%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $397,097,250; collateralized by U.S. Treasury Notes: 2.000% due 08/31/21 and value $405,043,388)	$397,097,250	397,097,250

Total Short-Term Investment (Cost $397,097,250)		397,097,250

TOTAL INVESTMENTS - 96.0% (Cost $1,246,707,952)		1,215,939,926

OTHER ASSETS & LIABILITIES, NET - 4.0%		50,391,090

NET ASSETS - 100.0%		$1,266,331,016

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	34.9%
Short-Term Investment	31.4%
Corporate Bonds & Notes	26.8%
Others (each less than 3.0%)	2.9%

96.0%
Other Assets & Liabilities, Net	4.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (09/15)	625	$271,242
U.S. Treasury 10-Year Notes (09/15)	267	171,379

		442,621

Short Futures Outstanding
Euro-Bobl (09/15)	163	(15,439)
Euro-BTP (09/15)	1,662	542,784
Eurodollar (12/16)	2,546	(910,310)
U.S. Treasury 5-Year Notes (09/15)	372	(73,348)
U.S. Treasury 20-Year Bonds (09/15)	101	199,473
U.S. Treasury Ultra Bonds (09/15)	87	252,682
United Kingdom 10-Year Notes (09/15)	65	(106,800)

		(110,958)

Total Futures Contracts		$331,663

(d)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	22,710,372	NOK	200,762,400	07/15	CIT	($260,756)
EUR	23,382,260	SEK	215,533,000	07/15	CIT	62,964
EUR	17,096,689	TRY	53,656,250	07/15	CSF	(780,588)
EUR	2,500,000	USD	2,804,006	07/15	CIT	(16,117)
NOK	200,762,400	EUR	23,000,000	07/15	CSF	(62,257)
SEK	215,533,000	EUR	23,000,000	07/15	CIT	363,358
TRY	53,656,250	EUR	17,000,000	07/15	CSF	888,423
USD	2,115,420	EUR	1,900,000	07/15	CIT	(3,375)
USD	70,106,253	EUR	61,930,000	07/15	CIT	1,044,670
USD	543,637,581	EUR	483,900,000	07/15	CSF	4,013,812
USD	43,411,229	GBP	27,800,000	07/15	CSF	(263,246)

Total Forward Foreign Currency Contracts						$4,986,888

(e)	Purchased options outstanding as of June 30, 2015 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put-Dow Jones Euro STOXX 50 (07/15)	3,400.00	07/17/15	EUX	4,000	$2,408,313	$3,968,864

Total Purchased Options					$2,408,313	$3,968,864

(f)	Transactions in written options for the period since inception through June 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, April 27, 2015	-	$-
Call Options Written	8,172	559,732
Put Options Written	8,759	2,084,429
Call Options Expired	(4,086)	(279,866)
Call Options Closed	(4,086)	(279,866)
Put Options Closed	(4,759)	(535,799)

Outstanding, June 30, 2015	4,000	$1,548,630

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(g)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Dow Jones Euro STOXX 50 (07/15)	3,300.00	07/17/15	EUX	4,000	$1,548,630	($2,399,156)

Total Written Options					$1,548,630	($2,399,156)

(h)	Swap agreements outstanding as of June 30, 2015 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Stanley Black & Decker Inc	1.000%	06/20/20	CIT	0.702%	$9,500,000	($138,529)	($135,022)	($3,507)
Xerox Corp	1.000%	06/20/20	CIT	1.059%	2,100,000	5,233	3,045	2,188
BorgWarner Inc	1.000%	06/20/20	CSF	0.656%	9,600,000	(160,849)	(174,675)	13,826
Cardinal Health Inc	1.000%	06/20/20	CSF	0.260%	7,500,000	(270,674)	(288,861)	18,187
Cytec Industries Inc	1.000%	06/20/20	CSF	0.902%	4,750,000	(23,395)	(13,833)	(9,562)
Dover Corp	1.000%	06/20/20	CSF	0.550%	2,400,000	(52,377)	(53,291)	914
Ingersoll-Rand Co	1.000%	06/20/20	CSF	0.349%	7,700,000	(244,230)	(260,899)	16,669
Newell Rubbermaid Inc	1.000%	06/20/20	CSF	0.503%	7,550,000	(182,422)	(190,480)	8,058
Nordstrom Inc	1.000%	06/20/20	CSF	0.506%	9,600,000	(230,870)	(256,775)	25,905
Packaging Corp of America	1.000%	06/20/20	CSF	0.939%	6,900,000	(21,849)	(53,810)	31,961
Quest Diagnostics Inc	1.000%	06/20/20	CSF	0.960%	10,000,000	(21,488)	(117,375)	95,887
Anglo American Capital PLC	1.000%	09/20/20	CIT	1.737%	EUR 2,700,000	110,255	128,675	(18,420)
Glencore Finance Europe SA	1.000%	09/20/20	CIT	1.664%	10,600,000	389,985	473,979	(83,994)
Boston Scientific Corp	1.000%	09/20/20	CSF	0.568%	$9,050,000	(199,205)	(198,851)	(354)
Fiat Finance North America Inc	5.000%	09/20/20	CIT	2.443%	EUR 3,420,000	(474,526)	(479,440)	4,914

						($1,514,941)	($1,617,613)	$102,672

Credit Default Swaps on Corporate Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1.000%	06/20/20	CIT	1.582%	EUR 1,360,000	($42,083)	($22,819)	($19,264)
The Royal Bank of Scotland PLC	1.000%	06/20/20	CIT	1.727%	9,450,000	(364,935)	(195,114)	(169,821)
Best Buy Co Inc	5.000%	06/20/20	CIT	2.203%	$8,250,000	1,076,936	1,063,672	13,264
Energias de Portugal SA	5.000%	06/20/20	CSF	1.407%	EUR 3,490,000	676,923	718,330	(41,407)
International Lease Finance Corp	5.000%	06/20/20	CSF	1.718%	$4,600,000	695,947	750,786	(54,839)

						$2,042,788	$2,314,855	($272,067)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 24 5Y	5.000%	06/20/20	CME	$1,980,000	($127,654)	$550	($128,204)

					$400,193	$697,792	($297,599)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GBP Retail Price	CIT	3.548%	05/05/65	GBP 2,240,000	$86,923	$-	$86,923
GBP Retail Price	CIT	3.580%	05/12/65	2,240,000	201,475	-	201,475

					$288,398	$-	$288,398

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	LCH	0.550%	07/04/20	EUR 66,053,000	($94,828)	$-	($94,828)
6-Month EUR-LIBOR	LCH	0.963%	08/21/25	6,650,000	161,297	-	161,297
6-Month EUR-LIBOR	LCH	0.974%	08/21/25	29,110,000	671,469	-	671,469
6-Month EUR-LIBOR	LCH	0.942%	08/22/25	23,620,000	629,411	-	629,411
3-Month USD-LIBOR	LCH	2.363%	09/17/25	$70,414,000	647,802	-	647,802
6-Month EUR-LIBOR	LCH	0.920%	07/14/45	EUR 10,810,000	2,300,133	-	2,300,133
6-Month EUR-LIBOR	LCH	0.925%	07/14/45	21,700,000	4,587,725	-	4,587,725
3-Month USD-LIBOR	LCH	2.795%	08/21/45	$30,520,000	934,896	-	934,896
6-Month GBP-LIBOR	LCH	2.258%	05/05/65	GBP 7,010,000	(78,239)	-	(78,239)
6-Month GBP-LIBOR	LCH	2.305%	05/12/65	7,000,000	(237,025)	-	(237,025)

					$9,522,641	$-	$9,522,641

					$9,811,039	$-	$9,811,039

Total Swap Agreements					$10,211,232	$697,792	$9,513,440

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$339,676,775	$-	$339,676,775	$-
	U.S. Treasury Obligations	32,527,306	-	32,527,306	-
	Foreign Government Bonds & Notes	442,669,731	-	442,669,731	-
	Short-Term Investment	397,097,250	-	397,097,250	-
	Derivatives:
	Credit Contracts
	Swaps	2,955,279	-	2,955,279	-
	Equity Contracts
	Purchased Options	3,968,864	3,968,864	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,373,227	-	6,373,227	-
	Interest Rate Contracts
	Futures	1,437,560	1,437,560	-	-
	Swaps	10,221,131	-	10,221,131	-

	Total Interest Rate Contracts	11,658,691	1,437,560	10,221,131	-

	Total Assets - Derivatives	24,956,061	5,406,424	19,549,637	-

	Total Assets	1,236,927,123	5,406,424	1,231,520,699	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(2,555,086)	-	(2,555,086)	-
	Equity Contracts
	Written Options	(2,399,156)	(2,399,156)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,386,339)	-	(1,386,339)	-
	Interest Rate Contracts
	Futures	(1,105,897)	(1,105,897)	-	-
	Swaps	(410,092)	-	(410,092)	-

	Total Interest Rate Contracts	(1,515,989)	(1,105,897)	(410,092)	-

	Total Liabilities - Derivatives	(7,856,570)	(3,505,053)	(4,351,517)	-

	Total Liabilities	(7,856,570)	(3,505,053)	(4,351,517)	-

	Total	$1,229,070,553	$1,901,371	$1,227,169,182	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 20.2%

Germany - 4.9%

KFW
0.500% due 04/19/16	$33,900,000	$33,930,036
0.750% due 07/05/16 ~	30,621,000	30,720,426

		64,650,462

Multi-National - 15.3%

Asian Development Bank 2.500% due 03/15/16	40,000,000	40,595,800
European Bank for Reconstruction & Development 1.625% due 09/03/15	50,014,000	50,160,641
European Investment Bank
1.000% due 07/15/15	25,000,000	25,004,900
2.500% due 05/16/16	40,000,000	40,724,760
International Bank for Reconstruction & Development 0.375% due 11/16/15	45,009,000	45,039,696

		201,525,797

Total Corporate Bonds & Notes (Cost $266,153,557)		266,176,259

U.S. GOVERNMENT AGENCY ISSUE - 3.1%

Freddie Mac 1.750% due 09/10/15 ‡	40,000,000	40,125,080

Total U.S. Government Agency Issue (Cost $40,125,015)		40,125,080

U.S. TREASURY OBLIGATIONS - 4.8%

U.S. Treasury Notes - 4.8%

0.375% due 01/31/16 ‡	62,500,000	62,597,625

Total U.S. Treasury Obligations (Cost $62,548,763)		62,597,625

FOREIGN GOVERNMENT BONDS & NOTES - 17.4%

Canada - 4.4%

Canadian Government 1.250% due 02/01/16	CAD 72,950,000	58,639,768

France - 3.7%

France Government OAT 3.250% due 04/25/16 ~	EUR 42,000,000	48,132,076

Germany - 4.6%

Bundesrepublik Deutschland 3.500% due 01/04/16 ~	53,600,000	60,908,211

United Kingdom - 4.7%

United Kingdom Gilt 8.000% due 12/07/15 ~	GBP 38,350,000	62,217,970

Total Foreign Government Bonds & Notes (Cost $225,862,037)		229,898,025

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 60.0%

U.S. Treasury Bills - 10.2%

0.066% due 09/17/15 ‡	$45,000,000	$45,000,720
0.137% due 12/10/15 ‡	45,000,000	44,990,865
0.224% due 03/31/16 ‡	45,000,000	44,941,770

		134,933,355

Repurchase Agreement - 49.8%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $657,028,559; collateralized by U.S. Treasury Notes: 2.000% - 2.125% due 08/31/21 - 09/30/21 and value $670,172,519)	657,028,559	657,028,559

Total Short-Term Investments (Cost $791,919,534)		791,961,914

TOTAL INVESTMENTS - 105.5% (Cost $1,386,608,906)		1,390,758,903

OTHER ASSETS & LIABILITIES, NET - (5.5%)		(71,982,851)

NET ASSETS - 100.0%		$1,318,776,052

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Short-Term Investments	60.0%
Corporate Bonds & Notes	20.2%
Foreign Government Bonds & Notes	17.4%
U.S. Treasury Obligations	4.8%
U.S. Government Agency Issue	3.1%

	105.5%
Other Assets & Liabilities, Net	(5.5%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2015, investments with a total aggregate value of $21,800,393 were fully or partially segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	93,531,400	USD	71,791,242	07/15	CIT	$266,203
AUD	114,654,858	USD	88,600,000	07/15	RBC	(268,851)
CAD	225,971,455	USD	183,804,049	07/15	ANZ	(2,945,193)
CAD	79,699,920	USD	64,828,307	07/15	RBC	(1,039,558)
CHF	155,925,929	USD	167,248,664	07/15	ANZ	(305,129)
CHF	259,251,673	USD	278,960,812	07/15	BRC	(1,390,617)
CHF	143,592,918	USD	154,500,000	07/15	SCB	(760,918)
EUR	39,569,000	USD	43,459,820	07/15	CIT	669,094
EUR	150,738,832	USD	169,719,865	07/15	GSC	(1,609,958)
EUR	53,974,184	USD	60,284,629	07/15	SCB	(90,485)
GBP	46,465,498	USD	72,009,859	07/15	BRC	985,668
GBP	47,550,000	USD	75,032,569	07/15	CIB	(332,342)
GBP	59,458,305	USD	93,447,646	07/15	DUB	(40,914)
GBP	28,440,500	USD	44,069,067	07/15	RBC	609,875
GBP	46,708,548	USD	72,381,155	07/15	SCB	996,195
INR	9,579,270,000	USD	149,326,111	07/15	CSF	833,497
JPY	5,414,633,484	USD	43,857,036	07/15	CIT	399,745
JPY	9,960,431,309	USD	80,710,410	07/15	GSC	701,680
JPY	28,141,800,000	USD	228,670,320	07/15	JPM	1,342,580
MXN	2,311,640,000	USD	150,521,895	07/15	JPM	(3,708,110)
NZD	284,397,612	USD	198,864,462	07/15	ANZ	(6,598,735)
NZD	53,033,000	USD	35,871,521	07/15	DUB	(18,800)
NZD	109,250,000	USD	74,711,441	07/15	MSC	(840,550)
NZD	285,471,837	USD	199,611,900	07/15	RBC	(6,619,949)
NZD	126,335,000	USD	87,329,069	07/15	SCB	(1,920,860)
PHP	3,200,350,000	USD	70,932,887	07/15	BRC	(12,998)
PHP	229,650,000	USD	5,087,506	07/15	GSC	1,548
SEK	981,084,850	USD	120,175,120	07/15	BRC	(1,767,534)
SEK	359,899,862	USD	43,729,920	07/15	GSC	(292,312)
SEK	289,942,377	USD	35,191,025	07/15	SEB	(196,838)
USD	87,593,799	AUD	113,630,826	07/15	ANZ	51,574
USD	99,486,274	AUD	129,038,889	07/15	BRC	73,535
USD	35,746,944	AUD	46,572,000	07/15	CIT	(132,550)
USD	150,326,916	AUD	195,057,503	07/15	GSC	52,835
USD	44,082,775	AUD	57,440,882	07/15	RBC	(170,205)
USD	60,079,174	CAD	73,530,000	07/15	CIB	1,227,106
USD	87,022,736	CAD	107,919,766	07/15	RBC	647,908
USD	224,693,589	CHF	209,481,833	07/15	ANZ	409,932
USD	43,600,000	CHF	40,753,182	07/15	BRC	(32,770)
USD	33,678,037	CHF	31,298,617	07/15	BRC	167,885
USD	8,881,185	CHF	8,300,000	07/15	CSF	(4,587)
USD	451,369,365	CHF	415,815,000	07/15	DUB	6,208,278
USD	573,015,607	CHF	534,221,878	07/15	RBC	1,046,025
USD	62,238,244	CHF	57,844,473	07/15	SCB	306,525
USD	39,707,273	EUR	35,085,000	07/15	CIB	580,076
USD	43,982,693	EUR	39,502,870	07/15	DUB	(72,470)
USD	43,912,188	EUR	39,502,877	07/15	GSC	(142,983)
USD	303,721,252	EUR	269,753,848	07/15	GSC	2,881,091
USD	372,514,686	EUR	332,596,231	07/15	SCB	1,590,213
USD	198,181,595	GBP	124,900,336	07/15	BRC	1,966,096
USD	44,370,460	GBP	27,972,274	07/15	CIT	427,084
USD	10,863,000	JPY	1,345,466,195	07/15	ANZ	(134,236)
USD	44,081,000	JPY	5,457,293,922	07/15	BRC	(524,468)
USD	33,218,000	JPY	4,114,381,480	07/15	DUB	(411,105)
USD	110,652,848	JPY	13,516,013,012	07/15	GSC	179,031
USD	88,600,000	JPY	10,951,066,320	07/15	RBC	(909,095)
USD	150,741,326	KRW	167,044,000,000	07/15	BRC	1,655,969
USD	148,541,628	MYR	556,125,000	07/15	CSF	665,932
USD	37,559,307	NZD	55,545,000	07/15	ANZ	8,359
USD	61,567,274	NZD	91,131,526	07/15	CIT	(41,784)
USD	82,738,859	NZD	122,322,382	07/15	DUB	43,363
USD	221,926,900	NZD	322,100,000	07/15	GSC	4,134,551
USD	92,412,000	NZD	136,667,751	07/15	SCB	18,382
USD	5,085,158	NZD	7,465,000	07/15	SEB	37,595

Total Forward Foreign Currency Contracts						($2,151,474)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$266,176,259	$-	$266,176,259	$-
	U.S. Government Agency Issue	40,125,080	-	40,125,080	-
	U.S. Treasury Obligations	62,597,625	-	62,597,625	-
	Foreign Government Bonds & Notes	229,898,025	-	229,898,025	-
	Short-Term Investments	791,961,914	-	791,961,914	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	31,185,430	-	31,185,430	-

	Total Assets	1,421,944,333	-	1,421,944,333	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(33,336,904)	-	(33,336,904)	-

	Total Liabilities	(33,336,904)	-	(33,336,904)	-

	Total	$1,388,607,429	$-	$1,388,607,429	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 88.2%

Money Market Funds - 22.2%

BlackRock Liquidity Funds T-Fund Portfolio	143,292,109	$143,292,109
Dreyfus Treasury & Agency Cash Management	143,292,109	143,292,109

		286,584,218

	Principal Amount

U.S. Treasury Bills - 51.2%

0.061% due 10/22/15	$230,632,000	230,588,565
0.066% due 10/22/15	100,000,000	99,979,597
0.081% due 10/29/15 ‡	330,632,000	330,640,266

		661,208,428

Repurchase Agreement - 14.8%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $191,056,145; collateralized by Freddie Mac: 1.840% due 04/08/20 and value $194,880,000)	191,056,145	191,056,145

Total Short-Term Investments (Cost $1,138,752,355)		1,138,848,791

TOTAL INVESTMENTS - 88.2% (Cost $1,138,752,355)		1,138,848,791

OTHER ASSETS & LIABILITIES, NET - 11.8%		184,448,932

NET ASSETS - 100.0%		$1,323,297,723

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Short-Term Investments	88.2%
Other Assets & Liabilities, Net	11.8%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2015, an investment with a value of $320,528,013 was fully or partially segregated with the broker(s)/custodian as collateral for open swap agreements.

(d)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (07/15)	110	($25,976)
CAC 40 Index (07/15)	601	(39,277)
DAX Index (09/15)	89	(156,407)
FTSE 100 Index (09/15)	801	(1,838,810)
FTSE MIB Index (09/15)	57	131,122
Hang Seng Index (07/15)	185	(1,113,716)
IBEX 35 Index (07/15)	101	21,746
MSCI Singapore Index (07/15)	149	(74,110)
OMX Index (07/15)	616	(121,731)
S&P 500 E-Mini Index (09/15)	4,353	(10,141,053)
S&P/TSE 60 Index (09/15)	387	(694,284)
SPI 200 Index (09/15)	128	(210,107)
TOPIX Index (09/15)	601	(1,539,452)

		(15,802,055)

Short Futures Outstanding
Dow Jones Euro STOXX 50 Index (09/15)	1,496	(10,241)

Total Futures Contracts		($15,812,296)

(e)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,165,192	USD	1,678,247	09/15	CIT	($14,555)
AUD	10,202,308	USD	7,786,025	09/15	CIT	53,234
AUD	2,165,192	USD	1,678,247	09/15	CSF	(14,555)
AUD	10,202,308	USD	7,786,006	09/15	CSF	53,254
CAD	16,010,000	USD	12,792,393	09/15	CIT	12,903
CAD	16,010,000	USD	12,792,389	09/15	CSF	12,906
CHF	6,173,810	USD	6,644,090	09/15	CIT	(21,238)
CHF	5,865,690	USD	6,273,703	09/15	CIT	18,619
CHF	6,173,810	USD	6,644,090	09/15	CSF	(21,238)
CHF	5,865,690	USD	6,273,569	09/15	CSF	18,753
DKK	15,710,000	USD	2,346,095	09/15	CIT	6,723
DKK	15,710,000	USD	2,346,056	09/15	CSF	6,762
EUR	24,970,785	USD	28,106,393	09/15	CIT	(238,176)
EUR	12,118,715	USD	13,334,508	09/15	CIT	190,376
EUR	24,970,785	USD	28,106,393	09/15	CSF	(238,177)
EUR	12,118,715	USD	13,334,495	09/15	CSF	190,389
GBP	18,051,000	USD	27,474,515	09/15	CIT	872,629
GBP	18,051,000	USD	27,474,498	09/15	CSF	872,646
HKD	34,701,500	USD	4,474,299	09/15	CIT	2,058
HKD	34,701,500	USD	4,474,297	09/15	CSF	2,060
ILS	3,027,500	USD	788,093	09/15	CIT	14,390
ILS	3,027,500	USD	788,089	09/15	CSF	14,394
JPY	3,851,510,000	USD	31,036,044	09/15	CIT	465,236
JPY	3,851,510,000	USD	31,035,950	09/15	CSF	465,329
NOK	1,526,953	USD	197,060	09/15	CIT	(2,649)
NOK	5,428,047	USD	688,077	09/15	CIT	3,019
NOK	1,526,953	USD	197,060	09/15	CSF	(2,649)
NOK	5,428,047	USD	688,077	09/15	CSF	3,019

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
NZD	264,500	USD	186,387	09/15	CIT	($8,301)
NZD	264,500	USD	186,378	09/15	CSF	(8,292)
SEK	15,658,069	USD	1,902,645	09/15	CIT	(10,835)
SEK	18,993,931	USD	2,272,545	09/15	CIT	22,304
SEK	15,658,070	USD	1,902,645	09/15	CSF	(10,835)
SEK	18,993,930	USD	2,272,531	09/15	CSF	22,318
SGD	2,602,000	USD	1,923,458	09/15	CIT	6,372
SGD	2,602,000	USD	1,923,448	09/15	CSF	6,382
USD	143,745	CAD	180,000	09/15	CIT	(225)
USD	143,754	CAD	180,000	09/15	CSF	(215)

Total Forward Foreign Currency Contracts						$2,744,135

(f)	Swap agreements outstanding as of June 30, 2015 were as follows:

Total Return Basket Swaps

Description	Counter- Party	Expiration Dates (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month USD-LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	05/02/25- 06/12/25	$16,054,896

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Singapore

Avago Technologies Ltd	20,851	$2,533,867	$237,856

Switzerland

TE Connectivity Ltd	28,235	1,912,388	(96,877)

United States

3M Co	154,772	24,392,028	(510,708)
Abbott Laboratories	114,144	5,338,196	263,992
AbbVie Inc	71,508	4,638,846	165,777
Accenture PLC ‘A’	57,485	5,370,578	192,820
ACE Ltd	75,186	8,062,822	(417,910)
Activision Blizzard Inc	184,792	4,240,547	233,267
AES Corp	92,912	1,249,066	(17,053)
Aetna Inc	152,584	16,402,038	3,046,319
Aflac Inc	200,743	12,738,379	(252,164)
AGCO Corp	16,877	863,842	94,434
Agilent Technologies Inc	28,282	1,175,727	(84,607)
Akamai Technologies Inc	96,807	7,220,258	(461,193)
Alaska Air Group Inc	65,120	4,163,429	32,253
Alleghany Corp	4,553	2,166,650	(32,386)
Alliant Energy Corp	64,859	3,925,413	(181,752)
Ally Financial Inc	93,598	2,048,986	50,417
Altria Group Inc	385,163	19,416,978	(578,656)
Amazon.com Inc	7,333	3,112,320	70,862
Amdocs Ltd	122,669	6,704,584	(8,083)
Ameren Corp	47,918	1,938,448	(132,898)
American Airlines Group Inc	67,938	3,227,798	(514,694)
American Eagle Outfitters Inc	110,684	1,804,853	101,125
American Electric Power Co Inc	107,637	6,019,829	(318,297)
American Express Co	81,066	6,305,024	(4,574)
Ameriprise Financial Inc	82,170	10,278,703	(13,205)
AmerisourceBergen Corp	119,343	13,626,775	(935,840)
Amgen Inc	127,542	20,334,385	(754,137)
Anadarko Petroleum Corp	32,390	2,978,862	(450,499)
ANSYS Inc	17,753	1,531,618	88,166
Anthem Inc	29,974	4,548,070	371,862

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
AO Smith Corp	42,181	$2,761,525	$274,663
Apple Inc	99,675	12,564,374	(62,637)
Applied Materials Inc	225,333	4,424,420	(93,520)
Archer-Daniels-Midland Co	156,822	7,780,910	(218,953)
Armstrong World Industries Inc	11,557	644,658	(28,901)
Arrow Electronics Inc	80,040	4,891,935	(425,703)
Assurant Inc	59,307	3,731,883	241,686
Assured Guaranty Ltd	55,985	1,459,214	(116,134)
Atwood Oceanics Inc	32,356	1,077,607	(222,114)
Automatic Data Processing Inc	81,156	6,932,291	(421,145)
AutoNation Inc	13,754	860,534	5,693
Avnet Inc	148,250	6,498,622	(404,064)
Avon Products Inc	139,990	1,158,171	(281,834)
BB&T Corp	65,048	2,508,209	113,876
Becton Dickinson & Co	59,846	8,482,223	(5,037)
Bed Bath & Beyond Inc	34,516	2,446,965	(66,051)
Bemis Co Inc	116,442	5,261,150	(20,096)
Best Buy Co Inc	214,653	7,574,703	(574,869)
Big Lots Inc	37,388	1,722,953	(40,867)
Biogen Inc	42,401	16,248,348	879,112
BioMarin Pharmaceutical Inc	24,904	2,849,973	556,396
BlackRock Inc	7,970	2,920,195	(162,734)
Brinker International Inc	18,619	1,027,566	45,819
Bristol-Myers Squibb Co	48,775	3,149,600	95,889
Broadridge Financial Solutions Inc	92,342	4,967,208	(349,185)
Brocade Communications Systems Inc	735,500	8,607,164	130,576
Brunswick Corp	46,162	2,335,201	12,598
Bunge Ltd	49,412	4,360,530	(22,156)
CA Inc	143,189	4,535,816	(341,810)
California Resources Corp	108,063	963,122	(310,421)
Cameron International Corp	117,382	6,412,882	(265,587)
Capital One Financial Corp	132,827	10,857,865	826,926
Cardinal Health Inc	61,291	5,241,301	(114,309)
Carlisle Cos Inc	8,596	835,111	25,521
Carnival Corp	47,060	2,068,881	255,412
Carter’s Inc	71,110	7,122,034	436,959
CDW Corp	75,941	2,926,534	(323,277)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Celanese Corp ‘A’	12,906	$861,605	$66,078
Centene Corp	74,585	4,733,596	1,263,038
CF Industries Holdings Inc	59,780	3,486,279	356,379
Chico’s FAS Inc	116,342	1,975,005	(40,238)
Cigna Corp	60,690	7,621,911	2,209,869
Cintas Corp	47,538	3,841,559	179,680
Cisco Systems Inc	577,578	16,721,161	(860,869)
CIT Group Inc	80,458	3,640,840	99,652
Citrix Systems Inc	35,870	2,399,197	117,442
Coach Inc	52,230	1,993,845	(186,165)
Coca-Cola Enterprises Inc	151,124	6,798,915	(234,088)
Cognizant Technology Solutions Corp ‘A’	19,862	1,210,723	2,647
Comcast Corp	233,457	13,565,128	474,976
Community Health Systems Inc	25,717	1,334,982	284,417
Compass Minerals International Inc	4,366	386,170	(27,547)
Computer Sciences Corp	39,207	2,539,069	34,478
ConocoPhillips	57,647	3,894,607	(354,505)
Consolidated Edison Inc	127,038	7,748,425	(395,466)
Corning Inc	464,604	9,765,832	(599,195)
Costco Wholesale Corp	23,639	3,418,611	(225,928)
Coty Inc ‘A’	10,947	265,654	84,322
CR Bard Inc	26,322	4,414,754	78,411
Crane Co	46,475	2,830,369	(100,892)
CSX Corp	132,305	4,748,385	(428,627)
Cummins Inc	72,947	10,166,879	(596,962)
CVS Health Corp	163,115	16,238,345	869,156
Danaher Corp	173,195	14,282,511	541,249
Darden Restaurants Inc	72,724	4,568,031	601,191
Deckers Outdoor Corp	73,156	5,395,986	(130,949)
Delta Air Lines Inc	117,711	5,269,353	(433,785)
Denbury Resources Inc	655,619	5,643,773	(1,474,036)
DENTSPLY International Inc	42,283	2,176,246	3,443
Devon Energy Corp	39,883	2,712,237	(339,597)
Dick’s Sporting Goods Inc	46,993	2,574,948	(142,120)
Dillard’s Inc ‘A’	39,700	5,140,050	(964,007)
Discover Financial Services	129,353	7,575,263	(121,943)
Dollar General Corp	61,481	4,513,531	266,002
Dollar Tree Inc	115,369	8,897,963	215,034
Domino’s Pizza Inc	8,206	883,302	47,258
Domtar Corp	79,550	3,413,504	(120,134)
DR Horton Inc	58,132	1,470,080	120,412
Dr Pepper Snapple Group Inc	140,525	10,597,293	(353,020)
DST Systems Inc	27,518	3,196,544	270,174
DTE Energy Co	76,859	6,002,749	(265,993)
eBay Inc	182,609	10,650,345	350,021
Edison International	56,701	3,380,023	(228,581)
Edwards Lifesciences Corp	56,747	7,097,542	984,933
EI du Pont de Nemours & Co	94,169	6,901,519	(879,411)
Electronic Arts Inc	118,689	7,043,996	848,823
Eli Lilly & Co	61,550	4,440,686	698,124
EMC Corp	58,847	1,556,327	(3,355)
Emerson Electric Co	117,350	6,861,983	(357,272)
Energizer Holdings Inc	19,503	2,732,378	(166,758)
Entergy Corp	13,821	1,062,626	(88,245)
EOG Resources Inc	42,951	4,197,383	(437,023)
Equifax Inc	67,315	6,611,072	(75,459)
Expedia Inc	58,580	5,730,784	674,939
Expeditors International of Washington Inc	18,445	876,170	(25,763)
Express Scripts Holding Co	25,835	2,217,213	80,552
F5 Networks Inc	13,141	1,613,162	(31,643)
FactSet Research Systems Inc	14,230	2,263,765	48,752
Fairchild Semiconductor International Inc	126,374	2,390,114	(193,734)
FedEx Corp	38,097	6,478,710	13,019

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Fidelity National Information Services Inc	55,522	$3,511,875	($80,615)
Fifth Third Bancorp	174,776	3,527,920	110,916
First American Financial Corp	10,446	362,557	26,139
First Solar Inc	106,579	5,924,623	(917,542)
Fiserv Inc	52,071	4,088,583	224,458
Flextronics International Ltd	404,839	4,794,176	(215,447)
FMC Technologies Inc	20,210	868,956	(30,443)
Foot Locker Inc	102,128	6,154,105	689,492
Ford Motor Co	507,452	7,953,123	(336,268)
Fortune Brands Home & Security Inc	14,689	674,180	(1,130)
Franklin Resources Inc	48,440	2,523,011	(147,998)
Gannett Co Inc	57,630	1,327,615	806,244
General Dynamics Corp	130,150	17,982,822	458,132
General Electric Co	192,457	5,218,858	(105,275)
General Motors Co	416,550	14,611,833	(728,221)
Gilead Sciences Inc	154,973	16,043,883	2,100,356
GNC Holdings Inc ‘A’	19,064	848,100	(133)
Google Inc ‘A’	22,346	12,275,302	(207,568)
Graham Holdings Co ‘B’	3,869	3,857,108	302,260
H&R Block Inc	124,308	3,788,801	(103,069)
Harris Corp	8,371	666,953	(23,139)
HCA Holdings Inc	76,928	5,727,488	1,251,420
Health Net Inc	139,140	7,774,567	1,147,090
Helix Energy Solutions Group Inc	119,817	1,990,586	(477,297)
Hess Corp	28,132	2,134,135	(252,667)
Hewlett-Packard Co	539,607	17,863,973	(1,670,367)
Hilton Worldwide Holdings Inc	132,739	3,881,846	(224,887)
HollyFrontier Corp	164,460	6,479,138	541,659
Honeywell International Inc	48,358	4,910,718	20,347
Hormel Foods Corp	38,102	2,099,581	48,229
Hubbell Inc ‘B’	28,369	3,100,393	(28,598)
Humana Inc	46,911	7,726,065	1,247,071
Huntington Ingalls Industries Inc	56,570	7,397,975	(1,028,759)
IAC/InterActiveCorp	67,851	4,931,948	473,063
Illinois Tool Works Inc	25,884	2,457,234	(81,342)
Informatica Corp	76,116	3,667,523	21,820
Ingredion Inc	10,486	838,845	(1,957)
Integrated Device Technology Inc	351,536	6,666,712	961,619
Intel Corp	554,385	18,087,660	(1,226,040)
International Business Machines Corp	89,793	15,448,100	(842,371)
International Game Technology PLC	54,809	1,126,110	(152,702)
International Paper Co	238,178	12,401,682	(1,066,791)
Intuit Inc	55,990	5,611,012	31,100
Invesco Ltd	106,224	4,371,277	(388,939)
ITT Corp	46,644	1,899,322	52,263
Jabil Circuit Inc	71,664	1,646,524	(120,797)
Jacobs Engineering Group Inc	52,122	2,238,873	(121,677)
Janus Capital Group Inc	55,877	1,009,923	(53,309)
JetBlue Airways Corp	48,917	1,026,312	(10,795)
Johnson & Johnson	205,037	20,411,954	(429,048)
JPMorgan Chase & Co	306,777	19,602,111	1,185,099
KBR Inc	37,446	648,900	80,548
Kimberly-Clark Corp	96,956	10,653,788	(379,361)
KLA-Tencor Corp	19,879	1,173,368	(55,969)
Kohl’s Corp	103,804	7,497,572	(998,404)
L Brands Inc	55,185	4,976,414	(245,404)
L-3 Communications Holdings Inc	52,292	6,010,928	(82,061)
Landstar System Inc	8,600	541,941	33,141
Lear Corp	31,362	3,502,692	18,006
Legg Mason Inc	23,508	1,274,977	(63,610)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Leggett & Platt Inc	29,151	$1,331,222	$87,849
Lennox International Inc	15,289	1,629,151	17,321
Lexmark International Inc ‘A’	111,509	4,880,431	48,267
Liberty Interactive Corp QVC Group ‘A’	43,896	1,260,604	(42,490)
LifePoint Health Inc	20,948	1,488,444	332,985
Lincoln Electric Holdings Inc	38,780	2,589,531	(228,217)
Lincoln National Corp	124,443	7,234,773	134,741
Linear Technology Corp	48,546	2,238,035	(90,845)
Lockheed Martin Corp	52,868	9,953,958	(125,797)
Lowe’s Cos Inc	137,046	9,648,217	(470,246)
LyondellBasell Industries NV ‘A’	95,006	9,865,374	(30,353)
Macy’s Inc	95,043	6,134,186	278,365
ManpowerGroup Inc	124,759	10,469,115	681,844
Marathon Oil Corp	91,785	2,808,200	(372,226)
Marathon Petroleum Corp	275,258	13,937,422	461,324
Marvell Technology Group Ltd	551,509	7,731,993	(460,347)
Masco Corp	187,217	5,018,314	(25,237)
Maxim Integrated Products Inc	87,543	2,858,720	168,079
McDonald’s Corp	106,583	10,291,532	(158,686)
McGraw Hill Financial Inc	30,897	3,240,088	(136,484)
Medivation Inc	34,257	3,984,509	(72,360)
Medtronic PLC	110,234	8,248,285	(79,946)
Merck & Co Inc	207,787	12,497,604	(668,290)
MetLife Inc	361,031	18,770,647	1,443,479
Michael Kors Holdings Ltd	7,040	437,374	(141,060)
Micron Technology Inc	221,503	6,238,679	(2,065,562)
Microsoft Corp	351,125	16,856,937	(1,354,768)
Molson Coors Brewing Co ‘B’	42,333	3,112,489	(157,222)
Mondelez International Inc ‘A’	160,081	6,146,268	439,464
Monster Beverage Corp	15,105	2,107,060	(82,688)
Moody’s Corp	31,650	3,405,843	11,091
Morgan Stanley	193,180	7,221,560	271,892
MSCI Inc	23,696	1,467,239	(8,750)
Murphy Oil Corp	25,536	1,205,203	(143,671)
Murphy USA Inc	53,048	3,323,365	(362,226)
Nabors Industries Ltd	361,241	5,972,023	(759,315)
National Oilwell Varco Inc	61,742	3,365,787	(384,883)
Navient Corp	192,025	3,774,248	(277,473)
NetApp Inc	160,408	5,793,319	(730,843)
Newfield Exploration Co	117,022	4,474,689	(247,854)
NIKE Inc ‘B’	129,662	12,981,647	1,024,442
Nordstrom Inc	40,280	3,059,025	(58,165)
Northrop Grumman Corp	114,509	17,710,315	454,248
NVIDIA Corp	107,126	2,375,238	(220,934)
Oceaneering International Inc	45,646	2,495,493	(368,846)
Oil States International Inc	51,032	2,336,275	(436,354)
Old Dominion Freight Line Inc	11,519	814,059	(23,798)
Omnicom Group Inc	32,161	2,449,321	(214,453)
ON Semiconductor Corp	353,228	4,207,179	(77,944)
Oracle Corp	295,040	12,959,961	(1,069,849)
Orbital ATK Inc	17,946	1,320,992	(4,473)
Owens Corning	194,284	7,590,990	423,225
Packaging Corp of America	28,093	1,933,057	(177,525)
Parker-Hannifin Corp	43,298	5,239,476	(202,620)
Patterson Cos Inc	9,393	438,119	18,850
Paychex Inc	28,507	1,392,734	(56,326)
PBF Energy Inc ‘A’	85,445	2,404,758	23,589
PepsiCo Inc	311,999	29,695,572	(573,585)
Pfizer Inc	346,737	11,757,548	(131,456)
PG&E Corp	190,328	9,946,882	(601,777)
Phillips 66	136,419	10,977,354	12,561
Pilgrim’s Pride Corp	42,498	1,055,266	(79,087)
Pinnacle Foods Inc	39,575	1,604,688	197,558
Pinnacle West Capital Corp	68,853	4,107,405	(190,358)
Pitney Bowes Inc	340,239	7,654,598	(574,224)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
PTC Inc	51,920	$1,969,410	$160,348
Public Service Enterprise Group Inc	257,544	10,647,681	(531,353)
Quest Diagnostics Inc	44,535	3,151,512	78,166
Quintiles Transnational Holdings Inc	43,375	2,831,332	318,127
Rackspace Hosting Inc	125,980	5,563,418	(878,222)
Ralph Lauren Corp ‘A’	43,990	5,920,422	(97,906)
Raytheon Co	98,719	10,377,702	(932,268)
Red Hat Inc	5,640	424,888	3,357
Regal Beloit Corp	16,881	1,315,828	(90,436)
Regions Financial Corp	308,123	3,049,634	142,520
Reinsurance Group of America Inc	37,291	3,440,404	97,393
Reliance Steel & Aluminum Co	16,255	1,053,595	(70,493)
Republic Services Inc	26,891	1,068,611	(15,291)
Robert Half International Inc	58,346	3,237,142	1,061
Rock-Tenn Co ‘A’	93,051	5,801,537	(199,867)
Rockwell Automation Inc	28,708	3,438,736	139,429
Rockwell Collins Inc	4,648	454,261	(25,018)
Ross Stores Inc	149,998	7,534,802	(243,399)
Ryder System Inc	13,965	1,335,539	(115,417)
Sally Beauty Holdings Inc	17,498	549,753	2,834
Santander Consumer USA Holdings Inc	67,330	1,637,375	84,253
SEI Investments Co	33,772	1,555,270	100,571
Service Corp International	18,536	511,322	34,192
Skyworks Solutions Inc	77,299	7,318,206	728,620
SM Energy Co	96,918	5,527,684	(1,057,826)
Snap-on Inc	26,429	4,005,611	203,207
SolarWinds Inc	25,050	1,214,457	(58,900)
Southwest Airlines Co	245,507	10,089,015	(1,965,188)
Spirit AeroSystems Holdings Inc ‘A’	210,433	11,023,977	572,986
SPX Corp	5,990	469,059	(35,443)
Stanley Black & Decker Inc	43,518	4,375,561	204,273
Staples Inc	169,085	2,770,236	(181,545)
Starwood Hotels & Resorts Worldwide Inc	38,666	3,319,142	(183,716)
State Street Corp	110,349	8,601,699	(104,826)
Steel Dynamics Inc	149,464	3,291,457	(195,310)
Stryker Corp	56,266	5,227,949	149,393
SunTrust Banks Inc	102,930	4,316,637	111,412
SUPERVALU Inc	629,559	5,523,476	(430,344)
Symantec Corp	224,722	5,603,830	(379,043)
Synopsys Inc	65,038	3,069,350	224,825
Sysco Corp	59,431	2,173,825	(28,366)
T Rowe Price Group Inc	31,753	2,580,373	(112,212)
Target Corp	237,098	18,782,803	571,507
TEGNA Inc	115,260	2,655,275	(286,502)
Teradyne Inc	145,165	2,836,989	(36,756)
Terex Corp	76,757	2,124,861	(340,261)
Tesoro Corp	58,652	5,188,674	(237,859)
Texas Instruments Inc	178,652	9,719,185	(516,820)
Textron Inc	32,950	1,467,007	3,552
The Allstate Corp	170,856	11,813,199	(729,770)
The Boeing Co	48,035	6,903,944	(240,529)
The Chubb Corp	28,061	2,781,251	(111,527)
The Clorox Co	41,067	4,360,890	(89,101)
The Coca-Cola Co	264,583	10,755,317	(375,726)
The Dow Chemical Co	109,633	5,640,906	(30,985)
The Dun & Bradstreet Corp	41,873	5,313,993	(205,487)
The Estee Lauder Cos Inc ‘A’	85,333	7,333,271	61,687
The Gap Inc	167,131	6,623,178	(243,788)
The Goodyear Tire & Rubber Co	331,288	9,303,040	685,293
The Hartford Financial Services Group Inc	89,969	3,700,449	39,562
The Home Depot Inc	107,369	11,652,076	279,841

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
The Interpublic Group of Cos Inc	266,321	$5,554,313	($422,307)
The Kroger Co	177,137	12,248,841	595,363
The Mosaic Co	59,560	2,647,226	143,160
The NASDAQ OMX Group Inc	71,352	3,509,409	(26,718)
The PNC Financial Services Group Inc	64,317	5,949,707	202,214
The Priceline Group Inc	1,171	1,468,601	(120,347)
The Procter & Gamble Co	338,254	27,051,782	(586,789)
The Progressive Corp	103,631	2,793,534	90,517
The Timken Co	30,303	1,200,687	(92,506)
The TJX Cos Inc	179,682	11,711,397	178,161
The Travelers Cos Inc	119,373	12,165,561	(626,967)
The Walt Disney Co	43,760	4,821,816	172,950
The Western Union Co	143,668	3,043,298	(122,528)
Thermo Fisher Scientific Inc	22,445	2,846,817	65,646
Time Warner Inc	64,803	5,486,213	178,217
Torchmark Corp	28,821	1,631,408	46,551
Total System Services Inc	22,754	915,627	34,808
Towers Watson & Co ‘A’	5,103	659,973	(18,016)
Trinity Industries Inc	78,301	2,230,145	(160,650)
Triumph Group Inc	8,443	500,411	56,743
Tupperware Brands Corp	5,879	392,574	(13,143)
Twenty-First Century Fox Inc ‘A’	55,156	1,886,234	(91,182)
Tyco International PLC	71,229	2,823,807	(82,915)
Tyson Foods Inc ‘A’	70,995	2,861,674	164,843
Union Pacific Corp	62,137	6,628,875	(702,869)
United States Steel Corp	74,147	1,780,887	(251,976)
United Technologies Corp	32,959	3,791,258	(135,116)
United Therapeutics Corp	33,222	5,550,092	228,875
UnitedHealth Group Inc	264,022	29,910,569	2,300,115
Universal Health Services Inc ‘B’	49,678	5,796,882	1,262,362
Unum Group	116,308	4,034,705	123,306
Urban Outfitters Inc	10,597	427,957	(57,062)
US Bancorp	132,716	5,722,059	37,815
Valero Energy Corp	361,580	20,893,201	1,741,707
Validus Holdings Ltd	13,981	589,024	26,000
Varian Medical Systems Inc	17,673	1,546,488	(56,124)
VCA Inc	23,248	1,180,247	84,560
Vectren Corp	19,666	836,429	(79,681)
VeriSign Inc	48,777	3,090,323	(79,807)
VF Corp	74,929	5,382,661	(157,113)
Viacom Inc ‘B’	122,935	8,499,449	(552,931)
Voya Financial Inc	163,868	7,020,024	594,922
Wal-Mart Stores Inc	221,990	17,331,727	(1,585,976)
Waste Management Inc	56,967	2,811,230	(170,810)
Waters Corp	17,599	2,231,283	28,077
Wells Fargo & Co	212,798	11,770,994	196,766
WESCO International Inc	14,846	1,063,356	(44,327)
Western Digital Corp	79,543	7,707,637	(1,469,875)
Western Refining Inc	141,657	6,271,394	(92,316)
Westlake Chemical Corp	18,968	1,389,316	(88,301)
Whirlpool Corp	9,369	1,676,483	(55,178)
Whiting Petroleum Corp	47,754	1,775,289	(170,755)
Williams-Sonoma Inc	16,763	1,257,756	121,336
WPX Energy Inc	31,180	420,776	(37,886)
WR Berkley Corp	8,460	415,718	23,610
Wyndham Worldwide Corp	34,209	2,929,948	(127,889)
Xcel Energy Inc	64,702	2,172,997	(90,887)
Xerox Corp	556,075	6,408,344	(491,706)
Xilinx Inc	123,082	5,349,827	85,474
Yahoo! Inc	182,556	7,647,524	(474,899)
Zoetis Inc ‘A’	45,150	2,048,735	128,398

			(17,008,593)

Total Long Positions			(16,867,614)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Bermuda

Golar LNG Ltd	(128,158)	($5,425,988)	($571,806)
Teekay Corp	(89,724)	(4,407,434)	565,452

			(6,354)

Canada

Restaurant Brands International Inc	(211,156)	(8,710,397)	642,126

Panama

Copa Holdings SA ‘A’	(19,224)	(1,899,150)	311,440

Sweden

Autoliv Inc	(45,734)	(5,427,280)	87,835

United Kingdom

Delphi Automotive PLC	(31,729)	(2,679,361)	(20,460)
Pentair PLC	(39,415)	(2,448,002)	(261,779)

			(282,239)

United States

Abercrombie & Fitch Co ‘A’	(53,284)	(1,185,136)	38,997
Acuity Brands Inc	(2,595)	(440,085)	(26,963)
Adobe Systems Inc	(24,575)	(1,850,049)	(140,772)
Advance Auto Parts Inc	(63,568)	(9,159,761)	(965,986)
AECOM	(209,915)	(6,639,553)	(304,435)
AGL Resources Inc	(28,438)	(1,412,486)	88,413
Air Lease Corp ‘A’	(41,478)	(1,622,705)	216,601
Air Products & Chemicals Inc	(25,837)	(3,784,034)	248,757
Airgas Inc	(8,258)	(842,938)	(30,593)
Akorn Inc	(148,597)	(6,170,757)	(316,988)
Alexion Pharmaceuticals Inc	(11,659)	(1,921,915)	(185,682)
Align Technology Inc	(97,519)	(5,784,943)	(330,473)
Alkermes PLC	(67,900)	(3,868,538)	(500,148)
Allegheny Technologies Inc	(98,595)	(3,414,663)	437,094
Allegion PLC	(19,769)	(1,210,854)	21,946
Allergan PLC	(50,503)	(14,433,945)	(891,695)
Alliance Data Systems Corp	(64,942)	(19,381,889)	422,722
Allison Transmission Holdings Inc	(25,553)	(787,304)	39,623
Alnylam Pharmaceuticals Inc	(5,594)	(583,271)	(87,282)
AMC Networks Inc ‘A’	(6,786)	(528,984)	(26,450)
American International Group Inc	(190,022)	(10,934,121)	(813,039)
AMETEK Inc	(74,943)	(3,940,621)	(164,757)
Amphenol Corp ‘A’	(101,863)	(5,693,116)	(211,882)
Analog Devices Inc	(43,963)	(2,731,022)	(90,743)
Antero Resources Corp	(99,019)	(4,335,305)	934,993
Aon PLC ‘A’	(67,333)	(6,576,751)	(135,002)
Apache Corp	(138,976)	(9,473,904)	1,464,717
Arch Capital Group Ltd	(23,306)	(1,424,316)	(136,254)
ARRIS Group Inc	(106,861)	(3,612,912)	342,965
Arthur J Gallagher & Co	(40,179)	(1,916,887)	16,420
Ascena Retail Group Inc	(26,291)	(388,702)	(49,175)
AT&T Inc	(666,102)	(22,685,568)	(974,375)
Atmel Corp	(44,796)	(338,765)	(102,700)
Autodesk Inc	(18,541)	(1,063,033)	134,592
AutoZone Inc	(2,747)	(1,852,424)	20,450
Avery Dennison Corp	(10,205)	(571,212)	(50,681)
Avis Budget Group Inc	(24,489)	(1,329,655)	250,180
B/E Aerospace Inc	(83,153)	(4,968,549)	403,449
Ball Corp	(95,137)	(6,958,018)	284,157
Bank of America Corp	(430,991)	(6,980,195)	(355,272)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
BankUnited Inc	(49,500)	($1,627,575)	($150,960)
Baxter International Inc	(44,375)	(3,075,588)	(27,556)
BorgWarner Inc	(195,107)	(11,756,283)	666,401
Boston Scientific Corp	(223,749)	(3,887,008)	(73,349)
Brookdale Senior Living Inc	(435,942)	(15,777,477)	650,290
Brown-Forman Corp ‘B’	(55,444)	(5,044,512)	(509,868)
Cabela’s Inc	(78,606)	(4,193,651)	264,923
Cablevision Systems Corp ‘A’	(208,340)	(4,250,838)	(736,822)
Cabot Oil & Gas Corp	(277,654)	(9,416,600)	659,393
Cadence Design Systems Inc	(35,400)	(669,605)	(26,359)
Calpine Corp	(74,685)	(1,552,738)	209,155
Campbell Soup Co	(45,366)	(2,048,102)	(113,588)
CarMax Inc	(179,866)	(12,528,594)	619,666
Caterpillar Inc	(38,509)	(3,352,135)	85,802
CBOE Holdings Inc	(35,007)	(1,959,186)	(43,915)
CDK Global Inc	(103,962)	(5,058,175)	(553,694)
Celgene Corp	(47,093)	(5,106,290)	(344,018)
CenterPoint Energy Inc	(227,768)	(4,725,837)	391,412
CenturyLink Inc	(199,128)	(7,069,501)	1,219,120
CH Robinson Worldwide Inc	(66,326)	(4,270,134)	132,055
Charles River Laboratories International Inc	(32,390)	(2,293,227)	14,914
Cheniere Energy Inc	(109,348)	(8,112,043)	538,601
Chevron Corp	(102,255)	(10,549,816)	685,276
Chipotle Mexican Grill Inc	(18,420)	(11,556,136)	412,220
Church & Dwight Co Inc	(20,622)	(1,687,348)	14,285
Ciena Corp	(235,800)	(5,179,321)	(404,423)
Cimarex Energy Co	(28,643)	(3,504,007)	344,398
Citigroup Inc	(134,827)	(7,205,335)	(242,508)
Clean Harbors Inc	(66,544)	(3,682,712)	106,637
CME Group Inc ‘A’	(36,183)	(3,279,389)	(87,801)
CMS Energy Corp	(79,313)	(2,675,879)	150,553
Cobalt International Energy Inc	(615,651)	(6,433,649)	455,678
Colfax Corp	(151,084)	(7,525,937)	553,410
Colgate-Palmolive Co	(39,008)	(2,639,675)	88,162
Comerica Inc	(57,820)	(2,770,012)	(197,310)
Con-way Inc	(6,367)	(265,806)	21,504
ConAgra Foods Inc	(64,739)	(2,375,462)	(454,927)
Concho Resources Inc	(59,612)	(7,421,286)	633,864
CONSOL Energy Inc	(449,980)	(13,939,160)	4,156,595
Constellation Brands Inc ‘A’	(89,869)	(10,423,176)	(3,425)
Core Laboratories NV	(74,523)	(9,717,499)	1,218,896
CoStar Group Inc	(15,215)	(3,048,395)	(13,776)
Cree Inc	(106,848)	(3,299,836)	518,583
Crown Holdings Inc	(18,040)	(985,522)	31,026
CST Brands Inc	(37,708)	(1,565,296)	92,422
Cullen/Frost Bankers Inc	(32,805)	(2,413,486)	(164,331)
Cypress Semiconductor Corp	(104,990)	(1,323,822)	89,140
Cytec Industries Inc	(12,373)	(687,681)	(61,257)
Dana Holding Corp	(90,106)	(1,944,799)	90,418
DaVita HealthCare Partners Inc	(124,554)	(10,187,361)	289,055
Dean Foods Co	(23,397)	(372,805)	(5,524)
Deere & Co	(33,273)	(3,001,112)	(228,033)
Discovery Communications Inc ‘A’	(226,119)	(7,340,547)	(180,171)
DISH Network Corp ‘A’	(66,032)	(4,457,502)	(13,525)
Dominion Resources Inc	(300,837)	(21,325,088)	1,208,118
Dover Corp	(61,819)	(4,672,545)	334,088
Dril-Quip Inc	(22,115)	(1,749,639)	85,485
Dunkin’ Brands Group Inc	(39,610)	(2,045,076)	(133,474)
E*TRADE Financial Corp	(311,552)	(9,022,773)	(308,209)
Eagle Materials Inc	(49,916)	(4,216,913)	406,825
East West Bancorp Inc	(22,646)	(924,756)	(90,238)
Eastman Chemical Co	(41,055)	(3,221,879)	(137,241)
Ecolab Inc	(80,834)	(9,126,713)	(13,187)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Endo International PLC	(126,129)	($10,728,033)	$681,858
Energen Corp	(31,476)	(2,216,004)	66,193
Ensco PLC ‘A’	(73,991)	(1,980,716)	332,936
Envision Healthcare Holdings Inc	(358,486)	(13,166,683)	(986,344)
EQT Corp	(56,700)	(5,068,639)	456,661
Esterline Technologies Corp	(6,170)	(674,235)	85,987
Eversource Energy	(128,450)	(6,221,202)	388,287
Exelon Corp	(296,673)	(10,024,993)	703,527
Exxon Mobil Corp	(96,049)	(8,415,878)	424,601
Facebook Inc ‘A’	(60,253)	(4,691,684)	(475,915)
Fastenal Co	(182,588)	(7,695,430)	(6,132)
FEI Co	(32,250)	(2,430,453)	(244,040)
FireEye Inc	(36,189)	(1,470,581)	(299,423)
First Horizon National Corp	(112,318)	(1,608,515)	(151,508)
First Niagara Financial Group Inc	(483,805)	(4,331,290)	(235,829)
First Republic Bank	(47,868)	(2,795,266)	(221,854)
FirstEnergy Corp	(184,757)	(6,564,189)	550,349
FleetCor Technologies Inc	(68,224)	(10,685,936)	38,899
FLIR Systems Inc	(13,805)	(430,017)	4,547
Fluor Corp	(7,331)	(432,386)	43,770
FMC Corp	(40,310)	(2,404,389)	286,099
FNF Group	(91,709)	(3,327,929)	(64,387)
Forest City Enterprises Inc ‘A’	(28,200)	(674,338)	51,118
Fortinet Inc	(63,959)	(2,431,637)	(211,788)
Fossil Group Inc	(5,223)	(430,302)	68,035
Freeport-McMoRan Inc	(252,587)	(5,873,657)	1,170,487
Frontier Communications Corp	(1,213,235)	(8,002,197)	1,996,684
General Mills Inc	(54,204)	(3,005,853)	(14,394)
Genesee & Wyoming Inc ‘A’	(45,429)	(4,208,200)	747,419
Gentex Corp	(214,464)	(3,733,280)	211,781
Genworth Financial Inc ‘A’	(663,239)	(5,785,755)	765,036
Global Payments Inc	(21,578)	(2,181,578)	(50,666)
Great Plains Energy Inc	(60,684)	(1,578,719)	112,594
Groupon Inc ‘A’	(80,472)	(540,598)	135,824
Halliburton Co	(168,302)	(8,186,420)	937,653
Hancock Holding Co	(49,648)	(1,452,729)	(131,539)
Harley-Davidson Inc	(52,215)	(2,912,267)	(30,048)
Harman International Industries Inc	(5,154)	(654,752)	41,735
Hasbro Inc	(49,872)	(3,515,628)	(214,299)
Helmerich & Payne Inc	(92,322)	(7,196,633)	695,318
Henry Schein Inc	(25,633)	(3,538,638)	(104,324)
Hertz Global Holdings Inc	(536,737)	(11,329,656)	1,603,982
Hexcel Corp	(69,156)	(3,387,250)	(52,569)
Hologic Inc	(126,064)	(4,239,333)	(558,663)
HomeAway Inc	(15,221)	(414,491)	(59,187)
Huntington Bancshares Inc	(233,138)	(2,551,102)	(85,689)
Huntsman Corp	(170,518)	(3,947,737)	184,405
IDEX Corp	(5,916)	(446,335)	(18,544)
IDEXX Laboratories Inc	(131,558)	(8,475,004)	36,874
IHS Inc ‘A’	(6,049)	(767,611)	(10,472)
Illumina Inc	(62,975)	(11,758,834)	(1,992,387)
Incyte Corp	(43,693)	(4,309,754)	(243,494)
Intercontinental Exchange Inc	(12,012)	(2,728,300)	42,297
Intuitive Surgical Inc	(20,494)	(10,097,295)	167,952
IPG Photonics Corp	(31,220)	(2,845,685)	186,522
ITC Holdings Corp	(88,723)	(3,161,693)	306,587
Jarden Corp	(147,250)	(7,584,431)	(35,757)
Jazz Pharmaceuticals PLC	(78,972)	(14,092,684)	188,084
JB Hunt Transport Services Inc	(71,796)	(6,275,731)	381,997
JC Penney Co Inc	(111,600)	(926,305)	(18,947)
JDS Uniphase Corp	(484,379)	(6,057,998)	448,889
Johnson Controls Inc	(76,741)	(3,872,030)	71,048
Joy Global Inc	(41,660)	(1,788,546)	280,454
Juniper Networks Inc	(35,887)	(958,468)	26,483

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Kansas City Southern	(161,319)	($16,556,212)	$1,843,919
KAR Auction Services Inc	(8,617)	(319,953)	(2,323)
Kate Spade & Co	(194,271)	(6,301,551)	2,116,954
Kennametal Inc	(20,978)	(794,870)	79,101
Keurig Green Mountain Inc	(116,176)	(12,478,262)	3,575,695
KeyCorp	(89,926)	(1,313,974)	(36,715)
Kinder Morgan Inc	(408,474)	(17,480,738)	1,799,421
Kirby Corp	(30,595)	(2,465,233)	119,820
KLX Inc	(68,982)	(2,903,900)	(140,276)
Laboratory Corp of America Holdings	(62,225)	(7,351,104)	(191,811)
Lam Research Corp	(21,839)	(1,652,065)	(124,538)
Las Vegas Sands Corp	(141,546)	(7,446,199)	5,126
Lennar Corp	(144,009)	(6,606,277)	(743,942)
Level 3 Communications Inc	(374,762)	(20,985,133)	1,246,418
LinkedIn Corp ‘A’	(34,527)	(7,506,480)	372,166
Lions Gate Entertainment Corp	(76,593)	(2,384,846)	(452,925)
Loews Corp	(195,776)	(8,065,880)	526,546
Louisiana-Pacific Corp	(392,150)	(6,429,846)	(248,469)
LPL Financial Holdings Inc	(59,916)	(2,431,204)	(354,291)
lululemon athletica Inc	(26,036)	(1,676,014)	(24,137)
M&T Bank Corp	(48,192)	(5,803,710)	(216,917)
Mallinckrodt PLC	(58,883)	(6,912,761)	(18,946)
Marsh & McLennan Cos Inc	(87,895)	(4,968,323)	(15,324)
Martin Marietta Materials Inc	(70,227)	(10,228,178)	290,355
MasterCard Inc ‘A’	(78,328)	(7,106,572)	(215,529)
Mattel Inc	(199,497)	(5,536,167)	411,089
McKesson Corp	(32,890)	(7,358,594)	(35,407)
MDC Holdings Inc	(47,178)	(1,276,308)	(137,617)
MDU Resources Group Inc	(237,480)	(5,038,756)	400,772
MEDNAX Inc	(42,747)	(3,036,918)	(131,062)
Mettler-Toledo International Inc	(1,996)	(638,789)	(42,765)
MGM Resorts International	(471,721)	(9,661,551)	1,052,643
Microchip Technology Inc	(22,330)	(1,066,504)	7,504
Mohawk Industries Inc	(14,488)	(2,545,647)	(220,112)
Monsanto Co	(54,706)	(6,347,847)	516,734
Motorola Solutions Inc	(23,696)	(1,402,038)	43,309
MRC Global Inc	(109,655)	(1,712,899)	19,826
MSC Industrial Direct Co Inc ‘A’	(69,490)	(4,982,918)	134,601
National Fuel Gas Co	(88,828)	(5,712,452)	481,371
Navistar International Corp	(32,996)	(985,429)	238,730
NCR Corp	(21,249)	(593,888)	(45,707)
Netflix Inc	(3,295)	(1,856,798)	(307,819)
NetSuite Inc	(76,568)	(7,288,560)	263,446
Newell Rubbermaid Inc	(52,595)	(2,049,487)	(112,693)
News Corp ‘A’	(32,839)	(509,222)	30,101
NextEra Energy Inc	(55,292)	(5,574,500)	154,225
Nielsen NV	(190,175)	(8,592,062)	77,927
NiSource Inc	(290,231)	(12,529,300)	(702,331)
Noble Corp PLC	(114,651)	(1,977,326)	212,847
Noble Energy Inc	(81,619)	(4,099,094)	615,595
Norfolk Southern Corp	(72,598)	(7,362,808)	1,020,647
Northern Trust Corp	(37,350)	(2,766,935)	(88,846)
Norwegian Cruise Line Holdings Ltd	(59,252)	(2,891,443)	(429,039)
NRG Energy Inc	(411,940)	(10,350,318)	925,131
Nuance Communications Inc	(49,385)	(757,315)	(107,416)
Nucor Corp	(52,928)	(2,591,031)	258,494
NVR Inc	(482)	(641,315)	(4,565)
Occidental Petroleum Corp	(107,719)	(8,561,393)	184,086
OGE Energy Corp	(157,934)	(5,087,588)	575,414
ONEOK Inc	(146,947)	(6,569,966)	768,498
Oshkosh Corp	(41,762)	(2,216,347)	446,473
Owens-Illinois Inc	(78,219)	(1,905,687)	111,343
PACCAR Inc	(37,608)	(2,455,123)	55,357
PacWest Bancorp	(53,868)	(2,446,924)	(71,944)
Palo Alto Networks Inc	(101,048)	(14,998,419)	(2,654,667)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Pandora Media Inc	(215,873)	($3,877,687)	$523,021
Panera Bread Co ‘A’	(21,886)	(4,000,574)	175,558
Patterson-UTI Energy Inc	(172,917)	(3,817,912)	564,479
People’s United Financial Inc	(178,263)	(2,695,187)	(194,456)
PerkinElmer Inc	(140,831)	(7,225,559)	(187,785)
Philip Morris International Inc	(39,935)	(3,314,420)	112,831
Polaris Industries Inc	(47,055)	(6,575,632)	(393,684)
PolyOne Corp	(13,444)	(535,884)	9,283
Post Holdings Inc	(116,726)	(5,387,546)	(907,487)
PPG Industries Inc	(29,148)	(3,239,192)	(104,667)
PPL Corp	(181,042)	(6,116,632)	781,324
Praxair Inc	(62,004)	(7,540,670)	128,092
Precision Castparts Corp	(54,420)	(11,286,671)	409,746
Principal Financial Group Inc	(25,000)	(1,290,409)	8,159
Prosperity Bancshares Inc	(21,359)	(1,138,360)	(94,909)
Prudential Financial Inc	(44,408)	(3,700,177)	(186,411)
PulteGroup Inc	(28,649)	(556,432)	(20,845)
PVH Corp	(33,414)	(3,489,427)	(359,866)
QEP Resources Inc	(15,793)	(352,550)	60,222
Qorvo Inc	(37,145)	(2,521,007)	(460,622)
QUALCOMM Inc	(45,310)	(3,091,166)	253,401
Quanta Services Inc	(26,472)	(743,452)	(19,471)
Questar Corp	(104,728)	(2,443,435)	253,573
Range Resources Corp	(170,967)	(10,762,792)	2,320,442
Regeneron Pharmaceuticals Inc	(27,940)	(13,058,218)	(1,194,814)
RenaissanceRe Holdings Ltd	(13,233)	(1,363,678)	20,396
Rent-A-Center Inc	(9,680)	(297,871)	23,443
Reynolds American Inc	(94,061)	(6,925,974)	(96,620)
Rice Energy Inc	(183,108)	(4,389,033)	574,893
Rite Aid Corp	(149,667)	(1,178,369)	(71,350)
Roper Technologies Inc	(36,503)	(6,157,926)	(137,381)
Rowan Cos PLC ‘A’	(129,387)	(2,851,285)	119,925
Royal Caribbean Cruises Ltd	(36,985)	(2,492,678)	(417,672)
RPM International Inc	(39,563)	(1,898,956)	(38,444)
Salesforce.com Inc	(160,522)	(11,664,160)	487,013
SanDisk Corp	(10,880)	(726,986)	93,552
SBA Communications Corp ‘A’	(84,803)	(9,768,529)	18,728
SCANA Corp	(34,307)	(1,808,115)	70,465
Schlumberger Ltd	(103,263)	(9,610,441)	710,203
Scripps Networks Interactive Inc ‘A’	(15,714)	(1,102,632)	75,408
Seagate Technology PLC	(25,857)	(1,513,964)	285,757
Sealed Air Corp	(143,810)	(6,624,791)	(764,167)
Seattle Genetics Inc	(62,010)	(2,295,412)	(705,872)
Sempra Energy	(90,478)	(9,468,928)	517,035
Sensata Technologies Holding NV	(224,224)	(12,326,563)	500,989
ServiceNow Inc	(63,463)	(4,684,198)	(31,738)
Signature Bank	(28,995)	(3,944,962)	(299,616)
Signet Jewelers Ltd	(32,033)	(4,337,397)	229,485
Sirius XM Holdings Inc	(1,677,497)	(6,497,675)	240,611
Sirona Dental Systems Inc	(20,267)	(1,896,032)	(139,180)
SLM Corp	(240,353)	(2,477,127)	104,843
Solera Holdings Inc	(17,723)	(874,544)	84,807
Sotheby’s	(112,793)	(4,858,062)	(244,693)
Southwestern Energy Co	(270,815)	(7,573,321)	1,417,696
Spectra Energy Corp	(270,033)	(9,874,995)	1,071,919
Spectrum Brands Holdings Inc	(20,148)	(1,854,667)	(200,228)
Spirit Airlines Inc	(127,938)	(8,503,821)	558,871
Sprint Corp	(2,018,714)	(10,174,730)	969,394
Splunk Inc	(85,120)	(5,636,250)	(289,804)
Sprouts Farmers Market Inc	(396,380)	(12,159,339)	1,465,007
Starbucks Corp ‘N1’	(128,624)	(6,393,701)	(502,475)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Stericycle Inc	(77,422)	($10,326,342)	($41,238)
STERIS Corp	(23,287)	(1,557,720)	57,106
SunEdison Inc	(666,888)	(16,892,952)	(3,053,668)
SunPower Corp	(8,863)	(287,316)	35,518
SVB Financial Group	(23,421)	(3,066,123)	(306,033)
Synovus Financial Corp	(53,156)	(1,475,046)	(163,222)
T-Mobile US Inc	(258,103)	(8,703,714)	(1,302,939)
Tableau Software Inc ‘A’	(4,360)	(421,628)	(81,080)
Targa Resources Corp	(100,519)	(9,703,646)	735,341
TECO Energy Inc	(115,143)	(2,158,444)	125,019
Tempur Sealy International Inc	(68,635)	(4,171,253)	(351,794)
Tenet Healthcare Corp	(160,050)	(7,720,061)	(1,543,633)
Tesla Motors Inc	(68,380)	(15,809,378)	(2,534,241)
The ADT Corp	(106,946)	(3,981,658)	391,481
The Charles Schwab Corp	(756,521)	(23,540,172)	(1,160,239)
The Cooper Cos Inc	(27,639)	(4,902,614)	(16,299)
The Hain Celestial Group Inc	(83,882)	(5,043,216)	(481,253)
The Hershey Co	(43,606)	(4,059,910)	186,389
The Howard Hughes Corp	(14,243)	(2,122,010)	77,570
The JM Smucker Co	(18,599)	(2,161,094)	144,776
The Madison Square Garden Co ‘A’	(16,982)	(1,409,178)	(8,649)
The Manitowoc Co Inc	(111,116)	(2,194,725)	16,851
The Middleby Corp	(16,896)	(1,724,022)	(172,216)
The Sherwin-Williams Co	(8,713)	(2,422,255)	26,006
The Southern Co	(198,755)	(8,797,330)	469,495
The Ultimate Software Group Inc	(29,438)	(4,844,248)	6,407
The Valspar Corp	(13,782)	(1,127,663)	20
The Wendy’s Co	(83,792)	(876,352)	(68,822)
The WhiteWave Foods Co	(58,071)	(2,542,544)	(295,966)
The Williams Cos Inc	(106,641)	(5,353,962)	(766,165)
Thomson Reuters Corp	(25,704)	(1,055,583)	77,032
Thoratec Corp	(23,035)	(932,116)	(94,554)
Tiffany & Co	(47,874)	(4,213,929)	(180,904)
Toll Brothers Inc	(29,982)	(1,072,872)	(72,141)
Tractor Supply Co	(15,524)	(1,334,751)	(61,478)
TransDigm Group Inc	(26,152)	(5,654,174)	(221,396)
TreeHouse Foods Inc	(31,934)	(2,615,422)	27,810
Trimble Navigation Ltd	(123,336)	(3,138,842)	245,379
TripAdvisor Inc	(26,338)	(2,060,641)	(234,452)
Twitter Inc	(182,930)	(6,937,425)	311,700
UGI Corp	(31,907)	(1,107,764)	8,568
Under Armour Inc ‘A’	(156,251)	(12,098,206)	(939,377)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United Natural Foods Inc	(35,035)	($2,367,103)	$136,074
United Parcel Service Inc ‘B’	(84,602)	(8,476,284)	277,504
United Rentals Inc	(50,971)	(5,065,420)	599,341
USG Corp	(476,122)	(12,866,716)	(364,714)
Vantiv Inc ‘A’	(70,047)	(2,785,905)	110,810
VeriFone Systems Inc	(109,710)	(3,925,320)	199,568
Verisk Analytics Inc ‘A’	(15,900)	(1,205,966)	49,082
Verizon Communications Inc	(276,610)	(13,866,459)	973,667
Vertex Pharmaceuticals Inc	(52,319)	(6,458,934)	(1,416)
Visa Inc ‘A’	(170,951)	(11,302,097)	(177,263)
Visteon Corp	(63,391)	(6,476,712)	(178,075)
VMware Inc ‘A’	(10,505)	(924,413)	23,714
Vulcan Materials Co	(34,075)	(2,920,466)	60,551
WABCO Holdings Inc	(16,341)	(2,048,650)	26,941
Wabtec Corp	(20,185)	(1,981,316)	79,082
Walgreens Boots Alliance Inc	(117,059)	(9,770,607)	(113,855)
Waste Connections Inc	(42,275)	(1,992,212)	214
Watsco Inc	(11,681)	(1,414,129)	(31,278)
Weatherford International PLC	(357,393)	(5,208,699)	823,487
WEC Energy Group Inc	(74,640)	(3,609,502)	252,941
WellCare Health Plans Inc	(25,871)	(2,081,353)	(113,284)
Westar Energy Inc	(13,402)	(500,744)	42,128
WEX Inc	(30,496)	(3,492,261)	16,632
Whole Foods Market Inc	(8,022)	(385,499)	69,111
Willis Group Holdings PLC	(36,760)	(1,768,878)	44,834
Workday Inc ‘A’	(92,154)	(8,280,282)	1,240,638
WR Grace & Co	(50,981)	(4,937,369)	(176,025)
Wynn Resorts Ltd	(95,046)	(10,797,401)	1,419,212
Xylem Inc	(28,810)	(1,057,107)	(10,880)
Yelp Inc ‘A’	(181,695)	(7,063,046)	(755,290)
Yum! Brands Inc	(44,969)	(3,998,311)	(52,497)
Zebra Technologies Corp ‘A’	(56,709)	(5,166,774)	(1,130,760)
Zillow Group Inc ‘A’	(30,229)	(2,858,056)	235,993
Zions BanCorp	(153,650)	(4,398,888)	(477,195)
Zynga Inc ‘A’	(155,890)	(387,921)	(57,924)

			31,110,025

Total Short Positions			31,862,833

Total Long and Short Positions			14,995,219

Net Cash and Other Receivables (Payables) (3)			1,059,677

			$16,054,896

Description	Counter- Party	Expiration Dates (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month AUD-BBSW plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	06/06/16- 06/20/16	($57,824)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

Amcor Ltd	268,306	$2,911,517	$10,005
BlueScope Steel Ltd	113,464	311,937	(45,210)
Boral Ltd	289,967	1,386,540	(59,941)
Caltex Australia Ltd	202,863	5,660,986	(527,843)
Cochlear Ltd	8,276	545,388	(19,496)
Echo Entertainment Group Ltd	490,026	1,765,432	(80,804)
Iluka Resources Ltd	60,957	416,446	(44,654)
Macquarie Group Ltd	14,630	910,439	36,384

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Newcrest Mining Ltd	466,642	$5,256,299	($423,800)
Qantas Airways Ltd	1,623,803	4,271,889	(223,623)
Tabcorp Holdings Ltd	380,328	1,431,303	(62,681)
Tatts Group Ltd	116,059	374,589	(31,977)
Telstra Corp Ltd	1,913,448	9,544,590	(269,428)
Woodside Petroleum Ltd	256,459	7,180,580	(286,241)

			(2,029,309)

Total Long Positions			(2,029,309)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Australia

AMP Ltd	(347,483)	($1,794,049)	$141,121
Asciano Ltd	(58,075)	(302,046)	(4,583)
Australia & New Zealand Banking Group Ltd	(85,543)	(2,314,165)	124,265
Bank of Queensland Ltd	(40,307)	(429,200)	21,809
Brambles Ltd	(466,338)	(4,051,838)	135,939
Commonwealth Bank of Australia	(18,329)	(1,260,839)	27,775
Crown Resorts Ltd	(200,437)	(2,111,535)	173,086
Insurance Australia Group Ltd	(213,100)	(951,273)	6,372
National Australia Bank Ltd – Rights	(4,037)	-	(14,982)
National Australia Bank Ltd (ASE)	(50,463)	(1,443,473)	112,006
Origin Energy Ltd	(132,782)	(1,397,304)	139,660

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
QBE Insurance Group Ltd	(308,805)	($3,364,661)	$22,998
Seek Ltd	(277,602)	(3,518,909)	475,993
Suncorp Group Ltd	(36,396)	(377,459)	(10,623)
Sydney Airport	(132,788)	(559,064)	34,443
Transurban Group	(246,462)	(1,996,082)	176,696
Wesfarmers Ltd	(12,633)	(445,920)	53,702
Westpac Banking Corp	(117,653)	(3,270,766)	254,421
Woolworths Ltd	(246,702)	(5,701,599)	423,613

			2,293,711

Ireland

James Hardie Industries PLC	(33,995)	(402,828)	(63,142)

Total Short Positions			2,230,569

Total Long and Short Positions			201,260

Net Cash and Other Receivables (Payables) (3)			(259,084)

			($57,824)

Description	Counter- Party	Expiration Dates (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month GBP-LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	06/01/16- 07/11/16	$10,434,093

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

BHP Billiton PLC	150,301	$3,636,737	($793,711)

Germany

TUI AG	25,975	480,085	(73,884)

Ireland

DCC PLC	27,024	1,801,289	271,045
Shire PLC	61,548	4,990,252	(192,636)

			78,409

India

Vedanta Resources PLC	110,464	1,103,261	(234,650)

Jordan

Hikma Pharmaceuticals PLC	50,830	1,573,656	(74,086)

South Africa

Investec PLC	48,691	456,416	(33,321)
Mondi PLC	129,941	2,605,802	107,126

			73,805

United Kingdom

AstraZeneca PLC	101,249	6,890,274	(661,429)
BAE Systems PLC	102,875	789,729	(85,636)
Barclays PLC	750,029	2,891,320	83,912
Barratt Developments PLC	705,018	5,500,564	1,133,490
Berkeley Group Holdings PLC	64,990	2,479,736	863,647
BP PLC	534,586	3,862,940	(458,740)
BT Group PLC	1,410,853	9,798,940	(108,431)
Bunzl PLC	36,894	1,035,542	(59,532)
Capita PLC	39,757	708,968	42,080

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Compass Group PLC	336,340	$5,904,201	($514,705)
Daily Mail & General Trust PLC	31,730	427,977	20,487
Direct Line Insurance Group PLC	204,227	1,112,589	(34,060)
DS Smith PLC	167,158	887,692	97,140
easyJet PLC	22,612	591,385	(58,888)
GKN PLC	233,934	1,250,735	(62,575)
GlaxoSmithKline PLC	133,972	3,090,319	(393,442)
Howden Joinery Group PLC	149,172	1,056,726	121,931
Imperial Tobacco Group PLC	66,059	3,221,934	(134,409)
Indivior PLC	86,640	271,353	26,301
International Consolidated Airlines Group SA	401,406	3,336,637	(324,067)
ITV PLC	567,743	2,175,236	101,925
John Wood Group PLC	66,324	703,195	(53,256)
Kingfisher PLC	401,274	2,155,999	(35,463)
Legal & General Group PLC	412,508	1,632,781	(71,160)
Man Group PLC	2,058,187	5,746,070	(837,722)
National Grid PLC	835,748	11,227,041	(830,802)
Pearson PLC	188,471	3,786,853	(332,493)
Persimmon PLC	225,166	5,752,589	1,069,704
Premier Oil PLC	518,189	1,383,054	(208,118)
Rio Tinto PLC	71,063	3,199,446	(372,789)
Smith & Nephew PLC	150,735	2,583,591	(115,169)
Smiths Group PLC	54,715	960,227	(21,202)
Tate & Lyle PLC	60,087	547,340	(73,898)
Taylor Wimpey PLC	3,625,620	9,067,083	1,231,137
Thomas Cook Group PLC	717,307	1,575,434	(78,633)
Vodafone Group PLC	2,264,466	7,972,358	43,908
Whitbread PLC	13,485	1,063,130	(46,150)
William Hill PLC	299,124	1,663,854	182,218
WM Morrison Supermarkets PLC	100,326	286,544	(10,327)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Wolseley PLC	17,248	$1,016,030	$50,399
WPP PLC	316,992	7,365,712	(483,279)

			(1,398,096)

Total Long Positions			(2,422,213)

Short Positions:

Chile

Antofagasta PLC	(749,998)	(8,922,081)	1,058,018

Ireland

Experian PLC	(37,222)	(662,341)	3,460

Switzerland

Glencore PLC	(1,657,066)	(7,889,734)	1,471,556

United Kingdom

Aberdeen Asset Management PLC	(475,082)	(3,289,675)	376,924
Admiral Group PLC	(127,344)	(3,046,241)	365,262
Aggreko PLC	(134,912)	(3,368,414)	423,508
Anglo American PLC	(296,796)	(5,062,283)	920,379
ARM Holdings PLC	(370,959)	(6,377,404)	490,328
Ashtead Group PLC	(16,989)	(292,579)	6,694
ASOS PLC	(91,241)	(5,185,321)	(218,210)
Associated British Foods PLC	(99,499)	(4,326,379)	(36,371)
Aviva PLC	(360,214)	(2,849,916)	146,017
Babcock International Group PLC	(140,607)	(2,151,869)	(168,328)
Balfour Beatty PLC	(218,132)	(800,499)	(5,425)
British American Tobacco PLC	(355,587)	(19,524,629)	1,020,570
Burberry Group PLC	(10,479)	(278,847)	27,980
Cobham PLC	(634,390)	(2,852,908)	318,060
Croda International PLC	(15,046)	(650,135)	19,000
Diageo PLC	(381,878)	(10,544,296)	(198,251)
G4S PLC	(154,800)	(686,944)	56,651
Hargreaves Lansdown PLC	(314,497)	(5,827,871)	295,350

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
HSBC Holdings PLC	(1,095,990)	($10,708,632)	$1,216,615
Inmarsat PLC	(90,774)	(1,377,372)	114,256
Intertek Group PLC	(77,878)	(3,130,302)	229,718
J Sainsbury PLC	(391,926)	(1,610,453)	26,787
Johnson Matthey PLC	(22,774)	(1,152,244)	99,216
Ladbrokes PLC	(1,227,380)	(2,025,718)	(418,762)
Lonmin PLC	(17,881)	(32,794)	(31,488)
Marks & Spencer Group PLC	(70,462)	(597,672)	19,431
Meggitt PLC	(62,512)	(503,884)	60,079
Next PLC	(7,600)	(838,853)	(23,956)
Old Mutual PLC	(1,186,072)	(4,199,968)	577,422
Petrofac Ltd	(127,235)	(1,727,140)	(80,265)
Prudential PLC	(126,841)	(3,141,237)	175,665
Reckitt Benckiser Group PLC	(26,588)	(2,336,062)	117,268
Rolls-Royce Holdings PLC	(800,759)	(12,665,947)	2,094,562
Rotork PLC	(147,396)	(549,562)	13,779
Royal Bank of Scotland Group PLC	(219,909)	(1,143,743)	(37,566)
Royal Mail PLC	(42,834)	(306,949)	(29,027)
RSA Insurance Group PLC	(413,707)	(2,652,806)	153,488
Serco Group PLC	(229,690)	(463,750)	51,878
Sky PLC	(80,168)	(1,317,283)	47,585
Spectris PLC	(8,964)	(296,744)	8,616
Sports Direct International PLC	(86,508)	(829,102)	(123,418)
SSE PLC	(68,468)	(1,625,216)	19,291
Standard Chartered PLC	(284,052)	(4,611,145)	203,758
Standard Life PLC	(653,851)	(4,632,039)	216,120
Tesco PLC	(1,330,278)	(4,589,088)	300,415
The Weir Group PLC	(136,620)	(3,951,001)	423,731

			9,265,336

Total Short Positions			11,798,370

Total Long and Short Positions			9,376,157

Net Cash and Other Receivables (Payables) (3)			1,057,936

			$10,434,093

Description	Counter- Party	Expiration Dates (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month HKD-HIBOR plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	06/06/16- 07/04/16	$2,379,774

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	290,000	$1,111,200	$94,660
Cheung Kong Property Holdings Ltd	32,500	269,750	269,591
CK Hutchison Holdings Ltd	211,000	3,296,022	(202,262)
CLP Holdings Ltd	332,500	2,943,160	(108,183)
Hang Lung Properties Ltd	337,000	1,089,456	(92,152)
Hang Seng Bank Ltd	26,300	521,199	(7,256)
Henderson Land Development Co Ltd	402,600	2,942,301	(191,375)
Kerry Properties Ltd	336,500	1,391,274	(78,292)
Li & Fung Ltd	588,000	542,051	(76,216)
MTR Corp Ltd	305,500	1,515,499	(97,904)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
New World Development Co Ltd	2,028,000	$2,723,824	($75,753)
Power Assets Holdings Ltd	44,000	440,196	(39,318)
WH Group Ltd	3,692,000	2,582,827	(79,702)

			(684,162)

Total Long Positions			(684,162)

Short Positions:

China

MGM China Holdings Ltd	(1,051,466)	(1,974,423)	258,210
Wynn Macau Ltd	(1,699,200)	(3,460,095)	633,721

			891,931

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Hong Kong

AIA Group Ltd	(1,198,000)	($7,883,991)	$54,259
Cathay Pacific Airways Ltd	(387,000)	(977,392)	26,510
Galaxy Entertainment Group Ltd	(1,026,000)	(4,990,452)	903,803
HKT Trust & HKT Ltd	(856,152)	(1,115,620)	108,755
Hong Kong & China Gas Co Ltd	(2,440,900)	(5,318,794)	200,409
Sands China Ltd	(500,000)	(2,089,645)	407,402
SJM Holdings Ltd	(798,705)	(1,029,128)	163,484
Sun Hung Kai Properties Ltd	(35,000)	(579,495)	12,648
Swire Pacific Ltd ‘A’	(25,000)	(336,623)	23,069
Swire Properties Ltd	(512,600)	(1,775,234)	145,192

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Techtronic Industries Co Ltd	(920,281)	($3,215,951)	$185,619
The Wharf Holdings Ltd	(102,000)	(737,210)	58,706

			2,289,856

United States

Samsonite International SA	(373,200)	(1,342,151)	50,021

Total Short Positions			3,231,808

Total Long and Short Positions			2,547,646

Net Cash and Other Receivables (Payables) (3)			(167,872)

			$2,379,774

Description	Counter- Party	Expiration Date (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month SGD-SIBOR plus or minus a specified spread, which is denominated in SGD based on the local currencies of the positons within the swap.	JPM	06/06/16	$314,933

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Singapore

ComfortDelGro Corp Ltd	752,300	$1,722,740	$50,009
Singapore Airlines Ltd	194,000	1,701,028	(135,559)

			(85,550)

Total Long Positions			(85,550)

Short Positions:

Singapore

DBS Group Holdings Ltd	(96,500)	(1,515,411)	11,572
Global Logistic Properties Ltd	(418,800)	(863,307)	64,712

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Golden Agri-Resources Ltd	(1,747,800)	($538,209)	($1,425)
Keppel Corp Ltd	(693,214)	(4,559,293)	272,173
Oversea-Chinese Banking Corp Ltd	(166,673)	(1,325,285)	46,300
Singapore Telecommunications Ltd	(121,800)	(399,693)	9,644

			402,976

Total Short Positions			402,976

Total Long and Short Positions			317,426

Net Cash and Other Receivables (Payables) (3)			(2,493)

			$314,933

Description	Counter- Party	Expiration Date (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Month USD-LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	JPM	06/06/16	$184,649

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Hong Kong

Jardine Matheson Holdings Ltd	(23,400)	($1,444,391)	$120,266

Singapore

Hutchison Port Holdings Trust	(673,700)	(449,182)	25,049

Total Short Positions			145,315

Net Cash and Other Receivables (Payables) (3)			39,334

			$184,649

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Counter- Party	Expiration Date (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Day CAD-USD Discount Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/05/16	$4,584,723

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Alimentation Couche-Tard Inc ‘B’	67,352	$2,585,816	$383,363
Bank of Montreal	43,042	2,793,122	(147,670)
BCE Inc	43,410	1,926,738	(17,260)
BlackBerry Ltd	475,028	4,739,188	(722,113)
Bombardier Inc ‘B’	272,390	548,196	(39,148)
Canadian Imperial Bank of Commerce	33,916	2,699,862	(108,214)
Canadian National Railway Co	64,340	4,175,446	(321,443)
Canadian Natural Resources Ltd	16,569	548,903	(81,559)
Canadian Tire Corp Ltd ‘A’	16,579	1,751,353	81,568
Canfor Corp	92,644	1,827,815	248,964
CGI Group Inc ‘A’	137,169	5,808,850	(262,505)
CI Financial Corp	14,511	426,802	(21,956)
Constellation Software Inc	9,030	3,639,587	52,888
Dollarama Inc	33,038	1,897,732	169,280
Empire Co Ltd ‘A’	12,466	902,659	5,281
Encana Corp	23,427	330,705	(62,116)
Enerplus Corp	29,320	346,924	(79,400)
Fairfax Financial Holdings Ltd	4,013	2,134,015	(86,114)
Finning International Inc	110,546	2,267,349	(113,696)
IGM Financial Inc	11,057	415,239	(48,895)
Intact Financial Corp	8,578	653,006	(34,639)
Kinross Gold Corp	493,711	1,217,952	(37,910)
Linamar Corp	34,055	2,046,380	234,281
Magna International Inc	145,963	7,517,570	930,279
Metro Inc	41,783	1,210,946	(48,552)
National Bank of Canada	16,703	673,043	(22,655)
Open Text Corp	23,970	1,152,203	(145,555)
Penn West Petroleum Ltd	138,816	322,563	(74,204)
Royal Bank of Canada	75,979	5,024,476	(208,266)
Shaw Communications Inc ‘B’	29,451	668,463	(4,311)
Suncor Energy Inc	21,984	711,282	(85,669)
The Bank of Nova Scotia	50,147	2,762,127	(80,090)
The Toronto-Dominion Bank	84,701	3,896,621	(167,592)
West Fraser Timber Co Ltd	39,076	2,041,521	174,172
Whitecap Resources Inc	34,567	423,367	(44,698)

			(786,154)

Total Long Positions			(786,154)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Canada

Agnico Eagle Mines Ltd	(113,097)	($3,552,596)	$223,560
Agrium Inc	(12,616)	(1,321,639)	(60,163)
AltaGas Ltd	(22,252)	(734,414)	34,165
Barrick Gold Corp	(334,481)	(4,361,828)	639,239
Baytex Energy Corp	(47,926)	(921,269)	143,684
CAE Inc	(63,695)	(782,723)	(2,170)
Cameco Corp	(84,151)	(1,442,125)	189,579
Canadian Oil Sands Ltd	(117,694)	(1,275,494)	278,962
Canadian Pacific Railway Ltd	(8,363)	(1,592,055)	198,929
Canadian Utilities Ltd ‘A’	(38,542)	(1,197,801)	50,771
Cenovus Energy Inc	(234,907)	(4,103,902)	241,354
Eldorado Gold Corp	(262,352)	(1,315,163)	183,648
Enbridge Inc	(72,646)	(3,712,165)	196,603
First Quantum Minerals Ltd	(606,076)	(9,079,550)	894,300
Fortis Inc	(30,287)	(976,931)	92,977
Franco-Nevada Corp	(40,477)	(2,102,759)	103,611
Gildan Activewear Inc	(92,775)	(2,938,471)	(224,842)
Goldcorp Inc	(271,132)	(5,155,489)	583,805
Husky Energy Inc	(187,550)	(3,868,030)	190,696
Imperial Oil Ltd	(52,917)	(2,271,439)	150,048
Loblaw Cos Ltd	(29,656)	(1,519,939)	(29,120)
Lundin Mining Corp	(118,040)	(574,747)	71,260
Manulife Financial Corp	(97,635)	(1,801,133)	(73,558)
Methanex Corp	(27,959)	(1,645,089)	27,881
Peyto Exploration & Development Corp	(25,929)	(738,804)	79,809
Potash Corp of Saskatchewan Inc	(109,665)	(3,547,562)	31,048
Precision Drilling Corp	(124,318)	(920,963)	53,769
Rogers Communications Inc ‘B’	(96,960)	(3,463,546)	(93,227)
Silver Wheaton Corp	(129,861)	(2,584,946)	257,349
SNC-Lavalin Group Inc	(16,049)	(577,059)	18,507
Sun Life Financial Inc	(40,422)	(1,319,354)	(74,732)
Teck Resources Ltd ‘B’	(192,479)	(2,896,627)	894,397
Tourmaline Oil Corp	(57,119)	(1,938,626)	156,488
TransCanada Corp	(101,376)	(4,534,281)	278,059
Vermilion Energy Inc	(34,497)	(1,622,973)	77,325

			5,784,011

United States

Valeant Pharmaceuticals International Inc	(12,649)	(2,745,122)	(152,634)

Total Short Positions			5,631,377

Total Long and Short Positions			4,845,223

Net Cash and Other Receivables (Payables) (3)			(260,500)

			$4,584,723

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Counter- Party	Expiration Date (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Day CHF-TOIS plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/04/16	$631,557

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

Actelion Ltd	46,487	$6,212,440	$651,756
Adecco SA	14,271	1,173,548	(67)
Baloise Holding AG	12,865	1,642,746	(57,825)
Clariant AG	33,999	754,668	(47,855)
Flughafen Zuerich AG	1,848	1,464,447	(22,582)
Geberit AG	8,706	3,122,863	(183,316)
Givaudan SA	798	1,513,128	(119,433)
Kuehne + Nagel International AG	3,638	548,333	(59,779)
Lonza Group AG	6,512	935,614	(55,626)
Novartis AG	126,574	13,127,700	(523,015)
Partners Group Holding AG	2,231	709,840	(39,290)
Swiss Life Holding AG	10,935	2,624,985	(93,884)
Swiss Re AG	73,659	6,586,521	(17,966)
Swisscom AG	4,529	2,726,945	(162,687)
Zurich Insurance Group AG	26,764	8,375,561	(136,672)

			(868,241)

Total Long Positions			(868,241)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Switzerland

Aryzta AG	(4,849)	($324,010)	$82,167
Barry Callebaut AG	(598)	(726,623)	40,061
Cie Financiere Richemont SA	(84,375)	(7,622,636)	680,942
Credit Suisse Group AG	(255,303)	(6,757,661)	(317,967)
Holcim Ltd	(37,646)	(3,049,484)	240,905
Julius Baer Group Ltd	(26,116)	(1,390,951)	(87,699)
Nestle SA	(168,200)	(13,185,633)	904,712
OC Oerlikon Corp AG	(47,699)	(633,065)	43,471
SGS SA	(951)	(1,872,528)	117,725
Sulzer AG	(2,957)	(337,664)	30,723
The Swatch Group AG	(14,948)	(6,716,143)	836,415
UBS Group AG	(588,017)	(12,366,456)	(211,952)

			2,359,503

Total Short Positions			2,359,503

Total Long and Short Positions			1,491,262

Net Cash and Other Receivables (Payables) (3)			(859,705)

			$631,557

Description	Counter- Party	Expiration Date (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Day EUR-EONIA plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/04/16	($16,798)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

Delhaize Group SA	51,985	$4,243,610	$78,299
Proximus	112,845	4,199,555	(186,844)
Solvay SA	5,182	773,110	(54,597)

			(163,142)

Finland

Elisa OYJ	20,651	636,131	23,160
Fortum OYJ	17,338	346,415	(36,913)
Neste OYJ	56,560	1,505,345	(47,562)
Orion OYJ ‘B’	37,381	1,229,138	91,885

			30,570

France

Accor SA	17,045	941,500	(72,640)
AXA SA	108,198	2,749,879	(1,688)
Cap Gemini SA	15,933	1,426,586	(3,065)
Christian Dior SE	2,214	436,469	104
Cie Generale des Etablissements Michelin	12,529	1,406,044	(78,942)
Eiffage SA	17,393	1,055,316	(80,759)
Eutelsat Communications SA	37,624	1,309,025	(84,979)
L’Oreal SA	14,120	2,695,382	(157,301)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Lagardere SCA	16,660	$532,160	($43,280)
Orange SA	658,290	10,773,963	(502,369)
Peugeot SA	562,889	10,687,762	952,625
Publicis Groupe SA	39,732	3,317,712	(356,343)
Sanofi	62,029	6,393,202	(227,404)
SCOR SE	23,502	812,707	22,332
Sodexo SA	22,433	2,290,375	(143,244)
Thales SA	10,842	661,550	(658)
Valeo SA	5,585	902,797	(15,081)
Veolia Environnement SA	56,096	1,175,859	(24,340)
Vivendi SA	217,914	5,468,899	73,294

			(743,738)

Germany

Allianz SE	67,020	11,564,331	(1,037,778)
Aurubis AG	24,752	1,608,375	(144,486)
Bayer AG	40,968	5,957,596	(176,997)
Bayerische Motoren Werke AG	3,072	368,928	(26,357)
Brenntag AG	7,824	477,269	(25,600)
Daimler AG	37,173	3,614,458	(196,585)
Deutsche Boerse AG	27,456	2,287,751	3,601
Deutsche Lufthansa AG	275,602	3,868,444	(285,286)
Deutsche Post AG	44,584	1,480,408	(166,868)
Deutsche Telekom AG	72,981	1,368,066	(101,754)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Freenet AG	126,149	$4,208,160	$79,455
GEA Group AG	12,074	587,288	(43,854)
Hannover Rueck SE	17,906	1,810,508	(58,709)
HeidelbergCement AG	8,923	708,684	3,474
Henkel AG & Co KGaA	4,896	579,632	(29,462)
HOCHTIEF AG	16,437	1,266,350	16,364
HUGO BOSS AG	17,521	2,165,565	(190,587)
K+S AG	13,745	469,765	114,083
Linde AG	7,905	1,566,482	(58,766)
Merck KGaA	33,599	3,714,270	(339,600)
MTU Aero Engines AG	5,271	513,009	(12,483)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,197	5,139,403	(455,041)
Porsche Automobil Holding SE	27,268	2,585,675	(268,494)
ProSiebenSat.1 Media SE	46,539	2,417,226	(99,260)
Siemens AG	26,034	2,864,544	(224,445)
Symrise AG	17,755	1,117,802	(7,221)
Volkswagen AG	8,531	2,207,200	(211,589)

			(3,944,245)

Italy

A2A SPA	826,511	960,047	31,993
Atlantia SPA	28,427	791,731	(85,343)
Autogrill SPA	220,861	2,146,744	(282,665)
Banca Popolare di Milano Scarl	1,411,872	1,444,269	54,928
Eni SPA	43,366	839,055	(58,544)
Luxottica Group SPA	6,999	458,398	12,181
Mediaset SPA	287,286	1,470,884	(79,641)
Mediobanca SPA	42,491	414,442	4,815
Pirelli & C. SPA	154,965	2,683,542	(55,542)
Prysmian SPA	17,831	397,541	(8,004)
Snam SPA	159,333	834,000	(70,894)
UnipolSai SPA	187,109	504,332	(35,775)

			(572,491)

Luxembourg

SES SA FDR	43,164	1,505,880	(45,994)

Netherlands

Aegon NV	137,245	1,077,305	(59,596)
Akzo Nobel NV	3,782	289,302	(11,857)
Boskalis Westminster NV	79,792	4,174,569	(224,925)
Delta Lloyd NV	163,125	3,047,674	(339,079)
Koninklijke Ahold NV	144,636	2,805,542	(64,660)
Koninklijke DSM NV	4,758	271,787	5,961
Koninklijke KPN NV	448,197	1,691,630	42,585
Randstad Holding NV	57,052	3,405,773	350,145
Wolters Kluwer NV	156,513	5,028,116	(322,591)

			(624,017)

Spain

Abengoa SA ‘B’	311,166	1,003,911	(15,644)
Acerinox SA	124,754	1,859,967	(118,719)
ACS Actividades de Construccion y Servicios SA	8,348	293,569	(22,890)
Enagas SA	34,791	1,069,738	(113,537)
Endesa SA	188,058	3,711,647	(81,301)
Iberdrola SA	1,487,058	9,989,986	129,850
Mediaset Espana Comunicacion SA	59,339	793,047	(10,726)
Red Electrica Corp SA	6,368	537,577	(22,654)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Repsol SA	226,694	$4,683,889	($658,988)
Telefonica SA	499,882	7,662,388	(482,573)

			(1,397,182)

Switzerland

STMicroelectronics NV	88,331	689,960	40,050

United Kingdom

Fiat Chrysler Automobiles NV	350,406	5,317,287	(147,599)
RELX NV	214,013	5,195,202	(64,978)
Unilever NV	46,715	2,050,881	(82,305)

			(294,882)

Total Long Positions			(7,715,071)

Short Positions:

Belgium

Anheuser-Busch InBev NV	(32,498)	(3,952,193)	10,503
UCB SA	(5,926)	(422,811)	(5,061)

			5,442

France

Airbus Group SE	(20,368)	(1,402,522)	80,001
Arkema SA	(7,822)	(630,859)	63,084
BNP Paribas SA	(157,112)	(9,980,385)	434,721
Bollore SA	(153,407)	(862,927)	38,572
Carrefour SA	(129,345)	(4,486,536)	316,092
Casino Guichard Perrachon SA	(12,007)	(1,075,602)	159,324
Credit Agricole SA	(111,635)	(1,743,648)	72,992
Danone SA	(81,428)	(5,920,101)	609,205
Edenred	(12,416)	(336,120)	26,607
Electricite de France SA	(36,564)	(925,516)	103,693
GDF Suez	(82,925)	(1,705,788)	158,070
Kering	(4,734)	(890,477)	44,177
LVMH Moet Hennessy Louis Vuitton SE	(5,113)	(900,288)	2,423
Natixis SA	(44,104)	(359,496)	40,338
Pernod Ricard SA	(3,399)	(428,201)	32,201
Renault SA	(41,237)	(4,316,484)	(26,002)
Schneider Electric SE	(121,087)	(9,196,160)	760,527
Societe Generale SA	(23,539)	(1,191,151)	86,643
Technip SA	(13,566)	(959,912)	111,250
Vallourec SA	(156,145)	(3,756,843)	542,726
Vinci SA	(10,832)	(667,618)	40,480
Zodiac Aerospace	(144,864)	(5,303,354)	540,618

			4,237,742

Germany

adidas AG	(42,097)	(3,536,119)	291,388
BASF SE	(71,768)	(7,103,073)	735,252
Commerzbank AG	(211,138)	(2,861,629)	144,908
Continental AG	(11,113)	(2,617,061)	(41,752)
Deutsche Bank AG	(274,279)	(8,803,213)	499,637
E.ON SE	(241,840)	(3,795,825)	549,310
Infineon Technologies AG	(60,687)	(736,391)	(18,691)
LANXESS AG	(24,979)	(1,367,625)	(113,518)
METRO AG	(12,532)	(461,102)	61,643
Rheinmetall AG	(34,886)	(1,793,454)	10,671
RWE AG	(272,640)	(6,882,547)	968,703
SAP SE	(57,660)	(4,403,020)	354,097
Telefonica Deutschland Holding AG	(47,047)	(294,064)	20,079
ThyssenKrupp AG	(53,003)	(1,447,222)	55,798

			3,517,525

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Italy

Enel Green Power SPA	(849,791)	($1,663,782)	($10,028)
Mediolanum SPA	(126,734)	(1,085,228)	29,540
Telecom Italia SPA	(2,137,595)	(2,526,289)	(208,029)
UniCredit SPA	(716,315)	(5,149,586)	298,174
Unione di Banche Italiane SCpA	(132,923)	(1,049,623)	(21,350)

			88,307

Luxembourg

Altice SA	(54,344)	(5,852,904)	(1,721,824)
ArcelorMittal	(639,932)	(6,946,557)	652,522
Tenaris SA	(317,799)	(4,999,843)	673,930

			(395,372)

Netherlands

ASML Holding NV	(80,094)	(8,690,801)	319,213
Koninklijke Philips NV	(131,517)	(3,744,578)	354,388
Royal Dutch Shell PLC ‘A’	(106,325)	(3,377,689)	328,991

			1,002,592

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Spain

Banco Bilbao Vizcaya Argentaria SA	(50,263)	($509,386)	$8,791
Banco Popular Espanol SA	(926,487)	(4,737,684)	192,910
Bankia SA	(1,862,277)	(2,561,944)	174,336
CaixaBank SA	(239,938)	(1,188,237)	64,801
Distribuidora Internacional de Alimentacion SA	(76,408)	(620,638)	31,746
Grifols SA ‘A’	(13,637)	(577,706)	23,313

			495,897

United Kingdom

CNH Industrial NV	(728,219)	(6,305,328)	(382,385)

Total Short Positions			8,569,748

Total Long and Short Positions			854,677

Net Cash and Other Receivables (Payables) (3)			(871,475)

			($16,798)

Description	Counter- Party	Expiration Date (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Day JPY-MUTSC plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/09/16	$1,451,016

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

Ajinomoto Co Inc	247,000	$5,459,079	$3,867
ANA Holdings Inc	188,000	520,735	205
Aozora Bank Ltd	279,000	1,035,687	36,242
Asahi Glass Co Ltd	105,000	692,333	(48,034)
Asahi Kasei Corp	337,000	3,164,833	(336,562)
Astellas Pharma Inc	287,800	4,446,849	(250,904)
Bandai Namco Holdings Inc	108,100	2,185,260	(50,951)
Bridgestone Corp	80,900	3,354,687	(292,692)
Calbee Inc	68,600	2,729,847	198,327
Central Japan Railway Co	44,000	7,819,735	277,539
Dai Nippon Printing Co Ltd	98,000	999,454	33,646
Daicel Corp	265,600	3,224,582	249,788
Disco Corp	32,100	2,887,810	(189,924)
Don Quijote Holdings Co Ltd	68,600	2,533,687	348,131
East Japan Railway Co	11,300	1,005,352	31,879
Fuji Electric Co Ltd	193,000	902,459	(53,779)
Fuji Heavy Industries Ltd	429,500	14,527,646	1,558,701
Fujitsu Ltd	266,803	1,608,015	(84,968)
Hitachi Chemical Co Ltd	14,500	280,080	(12,834)
Hitachi High-Technologies Corp	30,400	891,121	(12,017)
Hitachi Metals Ltd	132,000	2,055,762	12,676
Hoya Corp	154,100	5,957,075	340,838
Ibiden Co Ltd	18,700	350,879	(26,156)
Isuzu Motors Ltd	283,900	3,789,936	16,511
ITOCHU Corp	89,000	1,099,185	99,040
Japan Airlines Co Ltd	480,000	15,830,781	1,203,958
JSR Corp	163,100	2,771,136	165,708
JTEKT Corp	47,500	800,807	114,742
Kajima Corp	553,000	2,590,186	61,431
Kao Corp	24,000	1,147,811	(7,817)
Kawasaki Heavy Industries Ltd	104,000	533,290	(37,144)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Keisei Electric Railway Co Ltd	27,000	$319,697	$8,036
Kobe Steel Ltd	1,029,000	1,846,706	(76,827)
Koito Manufacturing Co Ltd	88,800	3,093,778	433,265
Kurita Water Industries Ltd	14,600	365,632	(18,230)
Mabuchi Motor Co Ltd	17,000	988,660	104,588
Mazda Motor Corp	109,900	2,220,079	(11,236)
MEIJI Holdings Co Ltd	2,600	295,200	46,431
Mitsubishi Chemical Holdings Corp	417,700	2,584,958	90,051
Mitsubishi Electric Corp	617,000	8,052,706	73,165
Mitsubishi Materials Corp	76,000	279,154	18,426
Mitsubishi Motors Corp	470,900	4,398,475	(297,159)
Mitsubishi Tanabe Pharma Corp	68,500	1,148,601	(99,374)
Mitsubishi UFJ Financial Group Inc	138,300	1,001,993	(28,623)
Mitsui & Co Ltd	226,000	3,150,560	(18,272)
Mixi Inc	25,100	1,072,488	155,917
Mizuho Financial Group Inc	2,145,200	4,100,291	613,367
MS&AD Insurance Group Holdings Inc	30,600	923,255	30,790
Murata Manufacturing Co Ltd	20,500	2,951,465	679,445
Nippon Express Co Ltd	309,000	1,757,632	(201,962)
Nippon Shokubai Co Ltd	142,000	1,950,308	31,781
Nippon Steel & Sumitomo Metal Corp	774,000	2,009,597	37,561
Nippon Telegraph & Telephone Corp	293,400	9,610,775	897,171
Nippon Yusen KK	690,000	2,142,075	(175,820)
Nitto Denko Corp	55,800	3,740,833	921,524
NOK Corp	132,400	4,194,634	(38,189)
Nomura Research Institute Ltd	12,300	484,139	2,760
NTT DOCOMO Inc	132,700	2,357,915	231,747
Omron Corp	59,100	2,674,952	(51,209)
Oriental Land Co Ltd	29,300	1,996,110	(84,108)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Osaka Gas Co Ltd	369,000	$1,519,098	($30,420)
Otsuka Corp	45,100	2,081,902	68,685
Otsuka Holdings Co Ltd	116,800	3,685,255	106,323
Panasonic Corp	742,400	10,524,563	(127,649)
Park24 Co Ltd	15,300	294,981	(27,400)
Recruit Holdings Co Ltd	89,900	2,954,576	(153,370)
Resona Holdings Inc	212,800	1,131,475	51,174
Rohm Co Ltd	38,200	2,616,951	(7,343)
Santen Pharmaceutical Co Ltd	172,400	2,254,023	233,322
Seiko Epson Corp	29,400	532,075	327
Sekisui Chemical Co Ltd	249,000	3,339,548	(221,267)
Shimamura Co Ltd	16,800	1,626,840	169,533
Shimizu Corp	195,000	1,388,378	282,784
Shin-Etsu Chemical Co Ltd	55,700	3,456,442	72,397
Sojitz Corp	1,149,700	2,284,572	551,847
Sony Corp	156,200	4,719,391	(187,499)
Sony Financial Holdings Inc	31,000	549,350	(1,681)
Sumitomo Chemical Co Ltd	44,000	273,090	(13,234)
Sumitomo Heavy Industries Ltd	786,000	4,939,752	(264,889)
Sumitomo Mitsui Financial Group Inc	23,800	1,037,967	41,905
Sumitomo Rubber Industries Ltd	202,300	3,607,882	(401,521)
Suzuki Motor Corp	35,500	1,147,627	75,192
T&D Holdings Inc	91,400	1,346,698	43,664
Taiheiyo Cement Corp	292,000	930,245	(56,707)
TDK Corp	102,400	7,362,510	675,340
The Bank of Yokohama Ltd	128,000	810,582	(17,980)
The Chiba Bank Ltd	64,000	521,210	(26,767)
The Dai-ichi Life Insurance Co Ltd	74,800	1,279,268	217,255
THK Co Ltd	36,700	914,405	(102,381)
Tohoku Electric Power Co Inc	315,000	4,062,630	259,313
Tokio Marine Holdings Inc	58,700	2,395,417	38,086
Tokyo Electric Power Co Inc	1,021,100	4,212,340	1,438,402
Tokyo Gas Co Ltd	493,000	2,810,103	(134,210)
Toppan Printing Co Ltd	90,000	744,888	23,469
Trend Micro Inc	18,600	638,621	15,349
West Japan Railway Co	51,900	2,924,629	458,260
Yamaha Corp	24,100	439,264	56,002
Yamaha Motor Co Ltd	84,300	1,981,653	(97,185)

			9,631,589

Total Long Positions			9,631,589

Short Positions:

Japan

Advantest Corp	(95,000)	(1,106,254)	94,772
Aeon Co Ltd	(392,200)	(4,902,978)	(765,058)
AEON Financial Service Co Ltd	(85,500)	(2,172,144)	(247,208)
Aisin Seiki Co Ltd	(11,700)	(523,413)	16,199
Asahi Group Holdings Ltd	(13,600)	(440,381)	(1,217)
Asics Corp	(13,700)	(350,500)	(13,061)
Brother Industries Ltd	(53,900)	(863,174)	82,277
Canon Inc	(26,700)	(954,743)	68,114
Chiyoda Corp	(760,000)	(6,894,352)	102,055
Chugai Pharmaceutical Co Ltd	(38,000)	(1,170,362)	(165,256)
Credit Saison Co Ltd	(165,700)	(3,111,714)	(517,596)
Daiichi Sankyo Co Ltd	(25,400)	(440,804)	(37,235)
Daikin Industries Ltd	(118,600)	(7,970,361)	(728,395)
Daiwa House Industry Co Ltd	(138,700)	(3,090,204)	(206,803)
Daiwa Securities Group Inc	(205,000)	(1,687,006)	119,870
Denso Corp	(75,600)	(3,775,071)	(68,006)
Dentsu Inc	(12,000)	(565,977)	(71,754)
Eisai Co Ltd	(68,100)	(4,522,953)	(134,990)
Fast Retailing Co Ltd	(14,500)	(5,750,051)	(949,564)
GS Yuasa Corp	(63,000)	(296,703)	42,253

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Hamamatsu Photonics KK	(17,300)	($502,820)	($16,615)
Hirose Electric Co Ltd	(13,500)	(1,873,800)	(98,018)
Hitachi Ltd	(302,000)	(2,064,733)	31,113
Honda Motor Co Ltd	(205,800)	(7,049,278)	332,270
IHI Corp	(1,988,000)	(9,234,238)	(229,659)
Inpex Corp	(66,600)	(835,715)	60,474
Isetan Mitsukoshi Holdings Ltd	(512,500)	(8,292,361)	(1,039,492)
J Front Retailing Co Ltd	(284,600)	(4,744,517)	(711,003)
Japan Display Inc	(907,900)	(3,686,736)	198,495
Japan Tobacco Inc	(152,000)	(5,406,186)	(36,593)
JFE Holdings Inc	(51,800)	(1,167,813)	(6,107)
JGC Corp	(249,000)	(5,090,058)	343,651
Kikkoman Corp	(43,000)	(1,220,942)	(147,446)
Kintetsu Group Holdings Co Ltd	(744,000)	(2,608,886)	19,962
Kirin Holdings Co Ltd	(168,200)	(2,276,959)	(86,939)
Komatsu Ltd	(114,900)	(2,321,057)	(30,990)
Konica Minolta Inc	(21,400)	(235,236)	(20,145)
Kubota Corp	(162,000)	(2,547,212)	(74,805)
Kyocera Corp	(52,100)	(2,760,264)	(6,028)
Kyushu Electric Power Co Inc	(1,072,700)	(11,620,673)	(890,263)
LIXIL Group Corp	(38,300)	(769,175)	(6,978)
Makita Corp	(18,943)	(966,407)	(80,972)
Marui Group Co Ltd	(631,447)	(7,118,883)	(1,484,780)
Minebea Co Ltd	(31,000)	(473,767)	(47,496)
Mitsui OSK Lines Ltd	(722,000)	(2,458,278)	98,593
Nexon Co Ltd	(58,000)	(742,570)	(70,260)
NGK Insulators Ltd	(103,000)	(2,314,424)	(388,162)
NGK Spark Plug Co Ltd	(108,500)	(3,083,159)	26,345
Nidec Corp	(56,600)	(4,249,302)	(86,866)
Nintendo Co Ltd	(5,300)	(901,031)	(2,196)
Nippon Electric Glass Co Ltd	(60,000)	(333,931)	23,379
Nippon Paint Holdings Co Ltd	(32,500)	(1,081,939)	142,192
Nissan Motor Co Ltd	(58,100)	(593,966)	(22,321)
Nomura Holdings Inc	(333,500)	(2,149,798)	(143,651)
NTT Data Corp	(22,600)	(1,007,354)	(1,374)
Odakyu Electric Railway Co Ltd	(54,000)	(517,344)	2,197
Oji Holdings Corp	(97,000)	(427,877)	(2,589)
Olympus Corp	(102,100)	(3,651,749)	53,463
Ono Pharmaceutical Co Ltd	(17,900)	(1,941,043)	(52,395)
Rakuten Inc	(89,800)	(1,550,773)	71,340
Ricoh Co Ltd	(1,031,700)	(10,829,100)	(46,214)
Rinnai Corp	(9,800)	(740,493)	(50,262)
Sega Sammy Holdings Inc	(244,000)	(3,396,076)	135,129
Seibu Holdings Inc	(61,400)	(1,761,324)	297,488
Shimano Inc	(5,800)	(833,016)	24,386
Shinsei Bank Ltd	(191,000)	(391,039)	(1,589)
Shionogi & Co Ltd	(21,200)	(708,115)	(128,294)
Shiseido Co Ltd	(85,800)	(1,525,463)	(453,465)
SoftBank Group Corp	(230,300)	(14,236,085)	377,966
Stanley Electric Co Ltd	(22,200)	(499,273)	25,125
Sumco Corp	(20,500)	(302,340)	44,548
Sumitomo Corp	(66,600)	(784,434)	(5,742)
Sumitomo Dainippon Pharma Co Ltd	(129,600)	(1,447,183)	(1,047)
Sumitomo Mitsui Trust Holdings Inc	(955,000)	(4,228,999)	(230,835)
Suntory Beverage & Food Ltd	(107,200)	(4,543,599)	136,498
Sysmex Corp	(8,500)	(462,054)	(53,757)
Taisei Corp	(169,000)	(961,235)	(29,429)
Takashimaya Co Ltd	(183,000)	(1,719,836)	24,765
Takeda Pharmaceutical Co Ltd	(12,300)	(631,280)	24,319
Terumo Corp	(79,000)	(1,975,099)	43,831
The Chugoku Electric Power Co Inc	(81,500)	(1,181,790)	(31,081)
The Kansai Electric Power Co Inc	(400,700)	(4,094,208)	(422,524)
Toray Industries Inc	(76,000)	(655,508)	(163)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Toshiba Corp	(966,000)	($3,883,475)	$490,236
TOTO Ltd	(133,000)	(2,015,350)	(423,197)
Toyota Industries Corp	(68,900)	(3,931,833)	(77,762)
Toyota Motor Corp	(75,700)	(5,235,565)	60,766
Unicharm Corp	(51,100)	(1,219,383)	(20,989)
Yahoo Japan Corp	(1,577,800)	(6,458,794)	(40,325)
Yakult Honsha Co Ltd	(28,000)	(1,708,804)	25,742
Yamada Denki Co Ltd	(61,300)	(260,466)	19,650
Yamato Holdings Co Ltd	(84,800)	(1,841,792)	166,510

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Yaskawa Electric Corp	(263,000)	($3,596,137)	$159,045
Yokogawa Electric Corp	(194,500)	(2,294,667)	(245,593)

			(7,967,536)

Total Short Positions			(7,967,536)

Total Long and Short Positions			1,664,053

Net Cash and Other Receivables (Payables) (3)			(213,037)

			$1,451,016

Description	Counter- Party	Expiration Date (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Week DKK-CIBOR plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/04/16	($283,846)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

AP Moeller - Maersk AS ‘B’	1,021	$2,077,248	($210,838)
DSV AS	10,528	360,233	(16,137)
GN Store Nord AS	14,219	305,612	(8,697)
ISS AS	27,646	934,453	(16,903)
Novo Nordisk AS ‘B’	162,544	9,188,924	(204,803)
Pandora AS	44,628	4,662,368	158,080
Tryg AS	13,640	296,614	(10,978)

			(310,276)

Total Long Positions			(310,276)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

Carlsberg AS ‘B’	(32,330)	($3,018,830)	$60,435
Jyske Bank AS	(5,748)	(279,178)	(10,303)
Novozymes AS	(16,282)	(762,400)	(18,485)

			31,647

Total Short Positions			31,647

Total Long and Short Positions			(278,629)

Net Cash and Other Receivables (Payables) (3)			(5,217)

			($283,846)

Description	Counter- Party	Expiration Date (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Week NOK-NIBOR plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/04/16	($210,183)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Marine Harvest ASA	98,609	$1,207,728	($26,975)
Norsk Hydro ASA	873,125	4,288,976	(445,263)
Yara International ASA	42,622	2,217,388	99,937

			(372,301)

United Kingdom

Subsea 7 SA	29,724	336,025	(31,308)

Total Long Positions			(403,609)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

DNB ASA	(30,575)	($548,626)	$17,346
Gjensidige Forsikring ASA	(22,269)	(382,837)	8,121
Schibsted ASA	(22,771)	(271,086)	12,800
Schibsted ASA ‘B’	(14,491)	(844,773)	(18,280)
Statoil ASA	(22,125)	(445,089)	36,637

			56,624

Total Short Positions			56,624

Total Long and Short Positions			(346,985)

Net Cash and Other Receivables (Payables) (3)			136,802

			($210,183)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Description	Counter- Party	Expiration Date (1)	Value
The portfolio receives or pays the total return on a portfolio of long and short positions and pays or receives the 1-Week SEK-STIBOR plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/04/16	($689,089)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Sweden

Assa Abloy AB ‘B’	13,917	$271,115	($14,280)
Boliden AB	238,286	5,166,239	(842,857)
Electrolux AB ‘B’	174,165	5,266,951	175,042
Husqvarna AB	188,217	1,393,293	21,803
ICA Gruppen AB	15,173	560,251	(23,845)
NCC AB ‘B’	26,709	872,096	(59,381)
Nordea Bank AB	105,445	1,326,784	(12,936)
Securitas AB ‘B’	176,597	2,564,102	(234,344)
Skanska AB ‘B’	96,043	2,100,572	(157,806)
Swedbank AB	58,108	1,313,336	40,980
Tele2 AB ‘B’	253,457	3,399,921	(462,479)
TeliaSonera AB	504,917	3,133,111	(167,241)

			(1,737,344)

Total Long Positions			(1,737,344)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Sweden

Alfa Laval AB	(24,913)	($471,410)	$34,661
Atlas Copco AB	(11,221)	(355,306)	37,515
Getinge AB ‘B’	(12,197)	(300,612)	8,614
Hexagon AB ‘B’	(15,054)	(555,657)	11,097
Sandvik AB	(133,008)	(1,649,529)	184,369
Volvo AB ‘B’	(314,384)	(4,255,707)	367,893

			644,149

Total Short Positions			644,149

Total Long and Short Positions			(1,093,195)

Net Cash and Other Receivables (Payables) (3)			404,106

			($689,089)

Total Basket Swaps			$34,777,901

(1)	The maturity dates are measured from the commencement of investment in each underlying swap position.
(2)	Notional amount represents the market value (including any fees or commissions) of the long and short positions when they are established.
(3)	Cash and other receivables (payables) includes the gains (losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	09/18/15	299	($415,826)	$-	($415,826)

Total Swap Agreements					$34,362,075	$-	$34,362,075

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$1,138,848,791	$286,584,218	$852,264,573	$-
	Derivatives:
	Equity Contracts
	Futures	152,868	152,868	-	-
	Swaps	36,035,641	-	36,035,641	-

	Total Equity Contracts	36,188,509	152,868	36,035,641	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,336,075	-	3,336,075	-

	Total Assets - Derivatives	39,524,584	152,868	39,371,716	-

	Total Assets	1,178,373,375	286,737,086	891,636,289	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(15,965,164)	(15,965,164)	-	-
	Swaps	(1,673,566)	-	(1,673,566)	-

	Total Equity Contracts	(17,638,730)	(15,965,164)	(1,673,566)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(591,940)	-	(591,940)	-

	Total Liabilities - Derivatives	(18,230,670)	(15,965,164)	(2,265,506)	-

	Total Liabilities	(18,230,670)	(15,965,164)	(2,265,506)	-

	Total	$1,160,142,705	$270,771,922	$889,370,783	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.7%

Romania - 0.0%

Banca Transilvania *	41,854	$22,420
BRD-Groupe Societe Generale *	10,832	30,172
Electrica SA *	13,918	43,310
OMV Petrom SA	112,268	10,685
Societatea Nationala de Gaze Naturale ROMGAZ SA	7,875	71,711
Societatea Nationala Nuclearelectrica SA	6,314	11,932
Transelectrica SA	33,483	212,306
Transgaz SA Medias	139	8,969

		411,505

Singapore - 0.5%

Yoma Strategic Holdings Ltd *	19,513,033	6,142,813

Sri Lanka - 0.1%

Dialog Axiata PLC	10,981,698	869,997
Hatton National Bank PLC	20,486	33,074

		903,071

United Kingdom - 0.1%

Genel Energy PLC *	149,214	1,187,502

Total Common Stocks (Cost $11,834,920)		8,644,891

CLOSED-END MUTUAL FUND - 0.5%

Romania - 0.5%

Fondul Proprietatea SA *	28,780,556	5,699,765

Total Closed-End Mutual Fund (Cost $7,289,182)		5,699,765

	Principal Amount

CORPORATE BONDS & NOTES - 2.7%

Angola - 0.7%

Republic of Angola (Via Northern Lights III BU) 7.000% due 08/16/19 ~	$8,114,000	8,180,941

Azerbaijan - 0.5%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	6,400,000	6,318,080

Georgia - 1.0%

Bank of Georgia JSC 7.750% due 07/05/17 ~	11,382,000	11,872,018

Russia - 0.5%

Gazprom OAO 4.300% due 11/12/15 ~	5,339,000	5,380,345

Total Corporate Bonds & Notes (Cost $31,249,607)		31,751,384

	Principal Amount	Value
SENIOR LOAN NOTES - 0.5%

Ethiopia - 0.5%

Ethiopian Railways Corp 3.380% due 08/02/21 § +	$5,468,811	$5,391,492

Total Senior Loan Notes (Cost $5,126,295)		5,391,492

MORTGAGE-BACKED SECURITIES - 0.7%

United States - 0.7%

Fannie Mae (IO) 3.500% due 10/25/26 "	9,479,394	952,801
5.000% due 12/25/42 "	6,341,986	1,349,140
6.063% due 03/25/33 - 04/25/43 " §	13,833,782	2,651,095
Freddie Mac (IO) 6.065% due 02/15/33 - 05/15/43 " § ‡	13,341,191	2,532,139
6.435% due 05/15/36 " §	5,879,702	1,248,651

		8,733,826

Total Mortgage-Backed Securities (Cost $7,952,774)		8,733,826

FOREIGN GOVERNMENT BONDS & NOTES - 63.6%

Argentina - 1.8%

Argentina Bonar 8.750% due 05/07/24	11,722,000	11,222,514
Argentine Republic Government 8.280% due 12/31/33 Y	12,405,232	10,341,041

		21,563,555

Armenia - 0.6%

Republic of Armenia 7.150% due 03/26/25 ~	7,070,000	7,034,650

Barbados - 1.1%

Barbados Government 6.625% due 12/05/35 ~	13,880,000	12,908,400

Colombia - 0.5%

Colombia Government 5.000% due 06/15/45	6,910,000	6,426,300

Cyprus - 3.0%

Cyprus Government 3.750% due 11/01/15 ~	EUR 12,534,000	13,956,756
3.875% due 05/06/22 ~	6,565,000	7,359,725
4.625% due 02/03/20 ~	6,004,000	6,965,583
4.750% due 06/25/19 ~	6,095,000	7,134,759

		35,416,823

Dominican Republic - 2.6%

Dominican Republic 5.500% due 01/27/25 ~	$5,148,000	5,186,610
8.625% due 04/20/27 ~	1,949,000	2,343,673
11.500% due 05/10/24 ~	DOP 104,000,000	2,528,196
14.000% due 04/30/21 ~	41,500,000	1,082,124
14.500% due 02/10/23 ~	277,900,000	7,507,014
15.950% due 06/04/21 ~	63,000,000	1,805,532
18.500% due 02/04/28 ~	199,200,000	6,560,734
Dominican Republic Central Bank 12.000% due 04/05/19 ~	146,330,000	3,500,513

		30,514,396

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Ecuador - 9.1%

Ecuador Government 7.950% due 06/20/24 ~	$63,114,000	$56,644,815
9.375% due 12/15/15 ~	31,666,000	31,507,670
10.500% due 03/24/20 ~	19,496,000	19,642,220

		107,794,705

Iceland - 3.0%

Iceland Rikisbref 6.250% due 02/05/20	ISK 957,240,000	5,085,123
6.500% due 01/24/31	232,544,000	1,208,922
7.250% due 10/26/22	1,497,242,288	8,298,192
8.000% due 06/12/25	1,083,305,000	6,354,202
8.750% due 02/26/19	2,559,963,000	14,756,154

		35,702,593

Iraq - 1.6%

Republic of Iraq 5.800% due 01/15/28 ~	$23,315,000	18,969,084

Ivory Coast - 0.9%

Ivory Coast Government 6.375% due 03/03/28 ~	11,268,000	11,042,640

Kenya - 0.7%

Kenya Government 6.875% due 06/24/24 ~	5,423,000	5,529,182
Kenya Infrastructure 11.000% due 10/12/26	KES 301,300,000	2,804,904

		8,334,086

Lebanon - 2.1%

Lebanon Government 8.500% due 08/06/15	$750,000	755,625
8.500% due 01/19/16 ~	18,977,000	19,498,867
Lebanon Treasury 6.500% due 12/10/15	LBP 7,695,470,000	5,142,379

		25,396,871

Macedonia - 2.8%

Republic of Macedonia 3.975% due 07/24/21 ~	EUR 30,627,000	32,793,552

New Zealand - 0.7%

New Zealand Government 2.000% due 09/20/25 ^ ~	NZD 12,017,830	8,095,076

Nigeria - 0.6%

Nigeria Government 5.125% due 07/12/18 ~	$6,984,000	7,036,380

Pakistan - 4.5%

Pakistan Government 6.875% due 06/01/17 ~	2,918,000	3,045,663
7.125% due 03/31/16 ~	3,558,000	3,669,187
7.250% due 04/15/19 ~	11,101,000	11,690,852
8.250% due 04/15/24 ~	31,601,000	34,524,092

		52,929,794

Philippines - 0.2%

Philippine Government 6.250% due 01/14/36	PHP 95,000,000	2,405,830

	Principal Amount	Value
Romania - 0.7%

Romanian Government 3.625% due 04/24/24 ~	EUR 4,271,000	$5,012,574
4.375% due 08/22/23 ~	$200,000	205,980
4.875% due 01/22/24 ~	400,000	425,000
6.750% due 02/07/22 ~	2,004,000	2,347,185

		7,990,739

Rwanda - 1.1%

Rwanda Government 6.625% due 05/02/23 ~	12,667,000	12,793,670

Serbia - 9.0%

Serbia Treasury 10.000% due 12/06/15	RSD 157,800,000	1,493,261
10.000% due 01/30/16	354,560,000	3,363,685
10.000% due 02/21/16	1,270,960,000	12,088,414
10.000% due 04/25/16	222,330,000	2,127,712
10.000% due 10/17/16	500,000,000	4,816,979
10.000% due 04/01/17	1,250,650,000	12,185,234
10.000% due 05/08/17	1,565,710,000	15,284,780
10.000% due 01/24/18	823,560,000	8,148,302
10.000% due 03/02/18	1,318,200,000	13,072,373
10.000% due 03/20/21	716,450,000	7,027,425
10.000% due 06/05/21	790,410,000	7,786,940
10.000% due 02/05/22	2,007,050,000	19,851,519

		107,246,624

Slovenia - 1.4%

Slovenia Government 5.500% due 10/26/22 ~	$15,085,000	16,785,080

Sri Lanka - 3.0%

Sri Lanka Government 5.125% due 04/11/19 ~	200,000	200,000
5.875% due 07/25/22 ~	10,060,000	9,934,250
6.000% due 01/14/19 ~	1,198,000	1,226,452
6.250% due 10/04/20 ~	5,506,000	5,664,573
6.250% due 07/27/21 ~	5,685,000	5,791,594
6.500% due 07/15/15	LKR 931,900,000	6,965,033
8.000% due 09/01/16	497,190,000	3,793,961
11.200% due 07/01/22	189,680,000	1,580,974

		35,156,837

Tanzania - 1.8%

Tanzania Government 6.397% due 03/09/20 § ~	$21,216,000	21,613,800

Thailand - 1.5%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 650,243,365	17,482,575

Turkey - 3.0%

Turkey Government 2.000% due 10/26/22 ^	TRY 3,589,273	1,291,019
3.000% due 07/21/21 ^	73,953,755	28,338,684
4.000% due 04/01/20 ^	15,382,326	6,126,873

		35,756,576

Uganda - 0.0%

Republic of Uganda Government 13.250% due 11/05/15	UGX 1,604,500,000	485,559

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Uruguay - 1.1%

Uruguay Notas del Tesoro 2.250% due 08/23/17 ^	UYU 111,808,352	$3,965,760
Uruguay Treasury Bills 13.404% due 05/17/16	8,170,000	269,622
13.987% due 08/20/15	8,013,000	291,467
15.029% due 11/26/15	57,820,000	2,029,320
16.287% due 01/14/16	7,000,000	241,315
16.761% due 07/28/16	30,620,000	990,216
16.824% due 04/21/16	76,796,000	2,558,637
30.897% due 10/08/15	93,640,000	3,344,653

		13,690,990

Venezuela - 3.9%

Venezuela Government 5.750% due 02/26/16 ~	$10,070,500	8,345,927
9.250% due 09/15/27	42,071,000	18,090,530
11.950% due 08/05/31 ~	45,438,000	19,765,530

		46,201,987

Zambia - 1.3%

Zambia Government 8.500% due 04/14/24 ~	15,759,000	15,867,343

Total Foreign Government Bonds & Notes (Cost $819,614,738)		755,436,515

PURCHASED OPTIONS - 4.8%
(See Note (j) in Notes to Schedule of Investments) (Cost $29,078,017)		56,889,669

SHORT-TERM INVESTMENTS - 26.5%

Foreign Government Issues - 5.9%

Iceland Rikisvixill (Iceland) 3.418% due 07/15/15	ISK 166,590,000	903,529
3.608% due 10/15/15	143,450,000	766,911
3.635% due 09/15/15	42,630,000	228,997
Lebanon Treasury Bills (Lebanon) 4.995% due 07/09/15	LBP 3,539,800,000	2,343,022
4.995% due 07/23/15	10,147,500,000	6,706,627
4.995% due 08/06/15	4,829,390,000	3,187,013
5.022% due 07/02/15	7,075,200,000	4,686,646
5.355% due 07/09/15	7,268,100,000	4,810,813
5.355% due 07/23/15	3,258,600,000	2,153,655
5.355% due 10/15/15	5,219,700,000	3,417,961
5.355% due 01/14/16	14,719,300,000	9,513,670
5.355% due 02/11/16	2,084,520,000	1,342,130
5.370% due 01/28/16	13,028,690,000	8,406,289
Sri Lanka Treasury Bills (Sri Lanka) 5.581% due 12/11/15	LKR 519,050,000	3,776,380
5.923% due 09/18/15	356,990,000	2,634,415
5.996% due 01/01/16	451,760,000	3,275,530
5.996% due 01/08/16	98,980,000	716,784
6.137% due 02/26/16	50,280,000	361,067
6.147% due 02/26/16	92,970,000	667,630
6.634% due 03/11/16	530,290,000	3,799,104
6.819% due 03/04/16	216,750,000	1,554,679
6.861% due 03/04/16	251,480,000	1,803,786
Uganda Treasury Bills (Uganda) 12.600% due 09/03/15	UGX 1,100,000,000	325,379
13.001% due 09/17/15	1,233,600,000	363,047
Uruguay Treasury Bills (Uruguary) 23.918% due 05/22/15	UYU 50,275,000	1,826,114

		69,571,178

	Principal Amount	Value
U.S. Treasury Bills - 2.1%

0.010% due 10/15/15 ‡	$5,000,000	$4,999,815
0.023% due 09/17/15 ‡	20,000,000	20,000,320

		25,000,135

Repurchase Agreement - 18.5%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $219,926,523; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $224,327,669)	219,926,523	219,926,523

Total Short-Term Investments (Cost $314,953,144)		314,497,836

TOTAL INVESTMENTS - 100.0% (Cost $1,227,098,677)		1,187,045,378

OTHER ASSETS & LIABILITIES, NET - 0.0%		176,191

NET ASSETS - 100.0%		$1,187,221,569

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	63.6%
Short-Term Investments	26.5%
Purchased Options	4.8%
Others (each less than 3.0%)	5.1%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Investments reflect either the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $3,066,152 or 0.3% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	An investment with a value of $10,341,041 or 0.9% of the portfolio’s net assets was in default as of June 30, 2015.

(e)	As of June 30, 2015, investments with a total aggregate value of $12,547,166 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, forward bonds, forward foreign currency contracts, option contracts and swap agreements.

(f)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $1,154,079 or 0.1% of the net assets as of June 30, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Ethiopian Railways Corp	$1,154,079	$1,213,782	$59,704

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(g)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Interest Rate Swap (09/15)	291	($29,566)
Hang Seng China Enterprises Index (7/15)	27	(107,744)
Nikkei 225 Index (09/15)	46	(89,700)
SGX CNX Nifty Index (07/15)	1,670	307,633
TOPIX Index (09/15)	148	(235,813)

		(155,190)

Short Futures Outstanding
Dow Jones Euro STOXX 50 Index (09/15)	300	30,101
Eurodollar (03/17)	2,458	(1,348,018)
S&P 500 E-Mini Index (09/15)	230	513,475
SET50 Index (09/15)	2,097	28,328
U.S. 2-Year Interest Rate Swap (09/15)	274	(77,677)
U.S. 5-Year Interest Rate Swap (09/15)	530	(323,670)
U.S. 10-Year Interest Rate Swap (09/15)	1,282	(512,156)
U.S. 30-Year Interest Rate Swap (09/15)	43	(16,425)
U.S. Treasury 10-Year Notes (09/15)	42	47,569

		(1,658,473)

Total Futures Contracts		($1,813,663)

(h)	Forward Bonds Outstanding as of June 30, 2015 were as follows:

Description	Principal Amount	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Colombian TES 5.000% due 11/21/18 +	COP 21,630,700,000	07/15	DUB	($344,061)
Colombian TES 10.000% due 07/24/24 +	50,633,500,000	07/15	DUB	(1,394,514)
Colombian TES 5.000% due 11/21/18 +	15,894,100,000	07/15	SCB	(548,287)
Colombian TES 5.000% due 11/21/18 +	92,208,400,000	08/15	SCB	(36,026)
Colombian TES 5.000% due 11/21/18 +	3,609,400,000	09/15	DUB	(2,452)

Total Forward Bonds				($2,325,340)

(i)	Forward foreign currency contracts outstanding as of June 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	23,176,000	USD	24,618,209	08/15	GSC	$201,245
CLP	4,579,816,000	USD	7,583,732	08/15	BNP	(450,451)
CLP	7,583,962,000	USD	11,848,089	09/15	BNP	(69,282)
CNY	93,920,000	USD	15,029,605	09/15	DUB	263,589
CNY	91,735,000	USD	14,664,695	09/15	JPM	269,706
CNY	189,475,000	USD	30,298,924	09/15	SCB	550,556
CNY	63,458,000	USD	9,936,272	03/16	BNP	298,638
CNY	130,883,000	USD	20,494,532	03/16	JPM	621,775
CNY	198,679,000	USD	31,110,688	03/16	SCB	940,189
EUR	29,927,517	HUF	9,334,166,000	07/15	DUB	388,568
EUR	3,092,984	HUF	995,879,000	07/15	MSC	(70,691)
EUR	30,338,996	HUF	9,336,219,264	08/15	BNP	864,572
EUR	19,354,111	HUF	6,030,701,000	09/15	DUB	313,044
EUR	10,080,653	USD	11,388,252	07/15	DUB	(149,840)
EUR	23,844,496	USD	25,795,380	07/15	DUB	787,647
EUR	4,275,838	USD	4,828,889	07/15	GSC	(60,305)
EUR	8,080,790	USD	8,696,246	07/15	GSC	314,563
EUR	8,336,241	USD	9,262,731	08/15	GSC	36,937
EUR	2,308,446	USD	2,586,961	11/15	MSC	(7,419)
EUR	12,433,554	USD	13,473,658	11/15	MSC	420,051
IDR	13,960,075,000	USD	1,042,575	07/15	BOA	(1,216)
IDR	301,060,443,000	USD	22,541,213	07/15	SCB	(33,906)
INR	705,043,000	USD	10,972,100	07/15	DUB	79,784
INR	849,465,000	USD	13,220,669	07/15	JPM	95,098
INR	63,428,000	USD	982,162	07/15	SCB	11,514
INR	938,641,000	USD	14,472,803	09/15	BNP	136,396
INR	547,974,000	USD	8,441,343	09/15	BOA	87,435
JPY	1,101,465,000	USD	9,247,693	07/15	GSC	(246,219)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
JPY	1,904,301,000	USD	15,161,994	07/15	GSC	$400,476
MXN	346,049,000	USD	22,878,516	08/15	MSC	(936,241)
MXN	343,549,000	USD	22,703,476	08/15	SCB	(919,720)
NZD	50,286,744	USD	35,116,491	07/15	JPM	(1,084,649)
PHP	680,336,000	USD	15,274,719	07/15	DUB	(186,032)
PHP	578,405,000	USD	12,983,277	07/15	GSC	(155,244)
PHP	657,044,000	USD	14,746,807	07/15	SCB	(174,696)
PHP	194,580,000	USD	4,307,822	09/15	BNP	(5,718)
PLN	153,084,998	EUR	36,788,224	07/15	DUB	(321,267)
PLN	12,087,000	EUR	2,962,946	07/15	MSC	(89,450)
PLN	126,288,000	EUR	30,819,240	08/15	BNP	(815,685)
PLN	72,961,000	EUR	17,456,455	09/15	DUB	(118,462)
RSD	1,458,805,999	EUR	11,400,545	01/16	CIT	339,762
RSD	53,283,000	EUR	420,545	01/16	DUB	7,779
SGD	7,492,881	USD	5,561,405	07/15	JPM	1,858
TRY	131,844,000	USD	47,271,150	09/15	BNP	889,400
TRY	3,210,000	ZAR	16,003,455	01/16	SCB	(135,985)
TWD	509,540,000	USD	16,673,429	07/15	BOA	(177,269)
TWD	15,727,000	USD	513,870	07/15	DUB	(4,715)
TWD	677,753,000	USD	22,123,486	08/15	BNP	(171,901)
TWD	500,598,000	USD	16,419,013	08/15	DUB	(207,214)
TWD	677,752,000	USD	22,133,135	08/15	GSC	(181,582)
USD	15,561,216	AUD	20,262,000	07/15	DUB	(56,387)
USD	43,930,337	AUD	57,132,000	07/15	MSC	(122,652)
USD	48,840,480	AUD	62,616,000	08/15	DUB	621,320
USD	6,886,876	AUD	8,599,029	08/15	MSC	269,588
USD	1,393,257	AUD	1,816,000	08/15	SCB	(4,226)
USD	6,813,979	AUD	8,507,000	08/15	SCB	267,511
USD	74,797,702	CAD	91,742,000	09/15	SCB	1,427,112
USD	24,758,039	CHF	23,176,000	08/15	GSC	(61,415)
USD	5,854,711	CNY	36,106,000	09/15	DUB	(24,506)
USD	13,565,891	CNY	84,000,000	09/15	GSC	(112,007)
USD	10,891,024	CNY	67,459,000	09/15	JPM	(93,469)
USD	30,399,514	CNY	187,565,000	09/15	SCB	(135,953)
USD	63,125,594	CNY	393,020,000	03/16	SCB	(276,500)
USD	36,944,487	EUR	33,925,149	07/15	DUB	(876,951)
USD	13,291,016	EUR	12,356,628	07/15	GSC	(488,377)
USD	5,191,405	EUR	4,567,414	07/15	GSC	97,645
USD	46,696,932	EUR	40,925,245	08/15	GSC	1,041,922
USD	124,861,891	EUR	112,097,506	08/15	SCB	(198,012)
USD	4,291,702	EUR	3,785,000	09/15	BNP	68,022
USD	12,101,519	EUR	10,826,000	09/15	CIT	16,821
USD	30,846,228	EUR	27,506,611	09/15	DUB	141,920
USD	13,603,543	EUR	12,168,216	09/15	GSC	24,484
USD	1,766,330	EUR	1,583,939	09/15	JPM	(1,398)
USD	34,409,056	EUR	30,610,458	09/15	JPM	246,779
USD	29,870,708	EUR	26,770,185	09/15	SCB	(2,575)
USD	18,552,807	EUR	14,742,000	11/15	SCB	2,079,556
USD	1,356,817	GBP	859,771	08/15	JPM	6,345
USD	5,410,276	IDR	72,043,230,000	07/15	SCB	42,744
USD	11,949,227	JPY	1,482,151,000	07/15	GSC	(163,318)
USD	24,019,580	JPY	2,869,547,587	07/15	GSC	568,851
USD	31,010,926	NZD	41,019,744	07/15	DUB	3,250,580
USD	6,443,113	NZD	9,267,000	07/15	GSC	171,618
USD	4,811,139	NZD	6,490,531	08/15	MSC	431,019
USD	4,807,533	NZD	6,483,000	08/15	SCB	432,496
USD	3,363,389	NZD	4,836,047	09/15	BNP	107,044
USD	19,578,376	OMR	7,569,000	04/16	BNP	(43,812)
USD	4,190,722	OMR	1,626,000	05/16	BNP	(22,686)
USD	39,453,120	OMR	15,286,000	06/16	BNP	(145,463)
USD	19,577,320	OMR	7,596,000	03/17	BNP	(27,582)
USD	15,643,312	OMR	6,140,000	05/17	BNP	(191,363)
USD	23,465,041	OMR	9,199,000	06/17	BNP	(255,267)
USD	319,271	PHP	14,311,000	08/15	DUB	2,392
USD	5,488,865	PLN	20,099,000	08/15	GSC	150,811
USD	7,063,968	RON	27,661,085	08/15	DUB	175,955
USD	5,186,936	SGD	7,007,551	07/15	DUB	(15,982)
USD	188,772	SGD	254,330	07/15	SCB	(62)
USD	172,557	SGD	231,000	07/15	SCB	1,045

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	20,370,848	SGD	27,240,000	08/15	SCB	$159,914
USD	5,551,105	SGD	7,492,881	10/15	JPM	(5,187)
USD	6,603,876	THB	223,215,121	08/15	DUB	6,392
USD	5,926,035	THB	201,100,000	09/15	DUB	(13,684)
USD	1,119,399	THB	37,998,000	09/15	JPM	(2,915)
USD	4,170,469	THB	141,504,000	09/15	SCB	(9,726)
USD	23,532,638	TRY	65,432,500	09/15	BNP	(368,830)
USD	388,656	TRY	1,058,000	01/16	BNP	14,642
USD	790,009	TRY	2,152,000	01/16	SCB	29,254
USD	13,756,842	TWD	427,260,000	07/15	BOA	(75,535)
USD	3,154,901	TWD	98,007,000	07/15	JPM	(18,038)
USD	14,635,485	TWD	449,968,000	08/15	BNP	61,576
USD	32,377,997	TWD	995,332,000	08/15	DUB	140,419
USD	13,440,308	TWD	410,803,000	08/15	SCB	136,857
USD	29,418,283	ZAR	364,792,595	07/15	JPM	(566,313)
USD	36,752,509	ZAR	459,599,742	09/15	BNP	(542,009)
USD	29,649,016	ZAR	364,792,595	09/15	BNP	130,466
USD	23,658,748	ZAR	292,680,000	09/15	SCB	(57,705)
UYU	129,400,000	USD	4,717,463	10/15	CIT	(98,368)
ZAR	364,792,595	USD	30,117,782	07/15	BNP	(133,186)
ZMW	10,354,000	USD	1,336,000	11/15	SCB	(42,021)
ZMW	7,000,000	USD	877,193	12/15	CIT	(10,719)
ZMW	22,607,000	USD	2,881,265	12/15	SCB	(75,056)
ZMW	4,694,000	USD	583,468	01/16	BNP	(7,233)
ZMW	11,652,000	USD	1,461,982	01/16	CIT	(34,295)
ZMW	47,629,000	USD	5,835,100	01/16	SCB	(10,289)

Total Forward Foreign Currency Contracts						$8,477,451

(j)	Purchased options outstanding as of June 30, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.15	07/30/15	CIT	$61,796,000	$1,226,346	$2,113,423
Call - EUR versus USD	1.21	07/30/15	CIT	62,923,000	713,284	4,933,163
Call - EUR versus USD	1.30	07/30/15	CIT	46,846,000	1,403,038	6,577,179
Call - EUR versus USD	1.35	07/30/15	CIT	46,846,000	1,346,353	8,066,881
Call - GBP versus USD	1.52	11/10/15	BNP	12,289,000	424,585	108,143
Call - GBP versus USD	1.52	11/10/15	GSC	50,315,000	1,769,830	442,772
Call - JPY versus USD	JPY 120.00	11/11/15	GSC	21,774,000	763,505	672,817
Call - JPY versus USD	120.00	11/11/15	JPM	25,186,000	886,547	778,247
Call - CNH versus USD	CNH 6.34	06/07/16	CIT	16,270,000	222,330	205,002
Call - CNH versus USD	6.34	06/07/16	SCB	20,137,000	272,655	253,726
Call - EUR versus USD	$1.10	11/01/16	DUB	46,187,000	2,276,557	1,884,430
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	2,549,259	3,330,324
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	2,012,101	5,809,116
Call - CNH versus USD	CNH 6.47	06/15/17	SCB	35,984,000	806,710	840,164
Call - EUR versus USD	$1.19	10/29/19	GSC	46,187,000	3,694,375	3,685,723
Call - EUR versus USD	1.38	10/29/19	GSC	47,930,000	3,548,256	7,108,019

					$23,915,731	$46,809,129

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (11/15)	20,000.00	11/13/15	DUB	144	$1,293,466	$1,207,613
Call - Hang Seng China Enterprises (12/15)	14,000.00	12/30/15	CIT	270	1,916,993	1,084,641
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	225	1,951,827	7,788,286

					$5,162,286	$10,080,540

Total Purchased Options					$29,078,017	$56,889,669

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(k)	Transactions in written options for the period ended June 30, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2014	829	618,545,493	$23,843,218
Call Options Written	66	459,612,247	29,871,542
Call Options Exercised	-	(463,940,288)	(18,003,714)
Call Options Expired	-	(190,237,452)	(4,014,125)
Put Options Expired	(670)	-	(1,797,108)

Outstanding, June 30, 2015	225	423,980,000	$29,899,813

(l)	Premiums received and value of written options outstanding as of June 30, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - EUR versus USD	$1.15	07/30/15	CIT	$61,796,000	$1,765,515	($2,113,423)
Call - EUR versus USD	1.21	07/30/15	CIT	62,923,000	2,613,561	(4,933,163)
Call - EUR versus USD	1.30	07/30/15	CIT	46,846,000	1,736,873	(6,577,178)
Call - EUR versus USD	1.35	07/30/15	CIT	46,846,000	2,359,446	(8,071,566)
Call - GBP versus USD	1.52	11/10/15	BNP	12,289,000	272,656	(108,143)
Call - GBP versus USD	1.52	11/10/15	GSC	50,315,000	1,108,346	(442,772)
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	3,915,839	(3,330,324)
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	4,522,336	(5,809,116)
Call - EUR versus USD	1.38	10/29/19	GSC	47,930,000	7,203,689	(7,108,019)

					$25,498,261	($38,493,704)

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	225	$4,401,552	($7,788,286)

Total Written Options					$29,899,813	($46,281,990)

(m)	Swap agreements outstanding as of June 30, 2015 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	1.809%	$2,000,000	$38,679	$139,006	($100,327)
China Government	1.000%	12/20/17	BOA	0.440%	22,644,000	(317,937)	(181,065)	(136,872)
Thailand Government	1.000%	12/20/17	BOA	0.478%	11,000,000	(144,169)	60,005	(204,174)
Croatia Government	1.000%	12/20/17	DUB	1.809%	4,040,000	78,131	285,508	(207,377)
Croatia Government	1.000%	12/20/17	GSC	1.809%	2,000,000	38,679	135,003	(96,324)
Lebanon Government	5.000%	12/20/17	JPM	2.667%	2,500,000	(142,824)	(82,869)	(59,955)
Croatia Government	1.000%	03/20/18	CIT	1.916%	23,998,000	576,064	2,087,266	(1,511,202)
Lebanon Government	1.000%	03/20/18	DUB	2.822%	16,402,000	777,474	2,340,450	(1,562,976)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	2.182%	4,625,000	144,291	499,985	(355,694)
Lebanon Government	5.000%	03/20/18	JPM	2.822%	2,326,000	(135,365)	(98,960)	(36,405)
Bulgaria Government	1.000%	06/20/18	BNP	1.408%	2,490,000	28,791	14,533	14,258
Croatia Government	1.000%	06/20/18	BNP	2.006%	5,040,000	144,648	410,400	(265,752)
Croatia Government	1.000%	06/20/18	CIT	2.006%	15,660,000	449,440	1,471,849	(1,022,409)
Lebanon Government	1.000%	06/20/18	GSC	2.954%	46,818,000	2,581,128	6,482,029	(3,900,901)
Croatia Government	1.000%	06/20/18	JPM	2.006%	3,072,000	88,166	298,772	(210,606)
Bulgaria Government	1.000%	09/20/18	BNP	1.446%	3,000,000	41,090	32,774	8,316
Bulgaria Government	1.000%	12/20/18	BNP	1.505%	3,000,000	50,075	32,623	17,452
Bulgaria Government	1.000%	12/20/18	GSC	1.505%	9,000,000	150,225	108,899	41,326
Qatar Government	1.000%	12/20/18	JPM	0.366%	2,699,000	(59,436)	(46,096)	(13,340)
Lebanon Government	5.000%	12/20/18	GSC	3.170%	7,382,000	(449,528)	(413,485)	(36,043)
Croatia Government	1.000%	03/20/19	GSC	2.251%	2,800,000	122,985	170,087	(47,102)
Qatar Government	1.000%	03/20/19	GSC	0.405%	2,940,000	(64,883)	(47,128)	(17,755)
Qatar Government	1.000%	03/20/19	JPM	0.405%	1,530,000	(33,765)	(25,927)	(7,838)
Qatar Government	1.000%	06/20/19	BNP	0.440%	1,729,000	(38,240)	(31,906)	(6,334)
Qatar Government	1.000%	06/20/19	BOA	0.440%	3,460,000	(76,524)	(85,562)	9,038
Qatar Government	1.000%	06/20/19	CIT	0.440%	6,490,000	(143,539)	(151,287)	7,748
Qatar Government	1.000%	06/20/19	DUB	0.440%	1,729,000	(38,240)	(30,183)	(8,057)
Qatar Government	1.000%	06/20/19	JPM	0.440%	5,855,000	(129,494)	(121,661)	(7,833)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Poland Government	1.000%	09/20/19	BOA	0.605%	$6,400,000	($105,866)	($109,685)	$3,819
Poland Government	1.000%	09/20/19	CIT	0.605%	6,485,000	(107,272)	(111,719)	4,447
Croatia Government	1.000%	03/20/20	BNP	2.544%	17,790,000	1,191,861	1,420,553	(228,692)
Croatia Government	1.000%	03/20/20	CIT	2.544%	14,180,000	950,005	1,046,563	(96,558)
Croatia Government	1.000%	03/20/20	GSC	2.544%	20,690,000	1,386,149	1,593,020	(206,871)
Croatia Government	1.000%	06/20/20	CIT	2.614%	3,782,000	276,858	291,497	(14,639)
Croatia Government	1.000%	06/20/20	GSC	2.614%	5,500,000	402,622	426,094	(23,472)
Chile Government	1.000%	09/20/20	GSC	0.876%	4,970,000	(28,322)	(26,800)	(1,522)
Chile Government	1.000%	09/20/20	GSC	0.876%	22,970,000	(148,633)	(169,159)	20,526
Chile Government	1.000%	09/20/20	JPM	0.876%	10,450,000	(67,557)	(78,574)	11,017
Russian Foreign	1.000%	06/20/22	DUB	3.472%	10,000,000	1,421,150	773,976	647,174
Russian Foreign	1.000%	09/20/22	JPM	3.481%	16,630,000	2,435,476	1,391,365	1,044,111
Mexico Government	1.000%	12/20/22	BNP	1.638%	20,000,000	846,621	849,562	(2,941)
Russian Foreign	1.000%	12/20/22	BNP	3.485%	7,100,000	1,068,196	623,296	444,900
South Africa Government	1.000%	12/20/22	BNP	2.410%	55,000,000	4,997,971	5,513,432	(515,461)
Spain Government	1.000%	12/20/22	BOA	1.267%	20,000,000	351,069	4,238,614	(3,887,545)
Spain Government	1.000%	12/20/22	DUB	1.267%	12,060,000	211,695	2,569,288	(2,357,593)
Qatar Government	1.000%	12/20/22	GSC	0.829%	13,960,000	(168,246)	(117,024)	(51,222)
South Africa Government	1.000%	12/20/22	JPM	2.410%	16,750,000	1,522,109	1,623,160	(101,051)
South Africa Government	1.000%	03/20/23	BNP	2.435%	50,000,000	4,741,599	4,657,747	83,852
Qatar Government	1.000%	12/20/23	GSC	0.901%	18,011,000	(141,619)	36,676	(178,295)
Qatar Government	1.000%	09/20/24	GSC	0.944%	2,390,000	(11,598)	(2,072)	(9,526)

						24,560,190	39,692,870	(15,132,680)

			Exchange
South Africa Government	1.000%	06/20/23	ICE	2.460%	9,640,000	948,335	877,392	70,943

						$25,508,525	$40,570,262	($15,061,737)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nigeria Government	3.500%	06/20/16	CIT	2.462%	$4,170,000	$45,373	($5,676)	$51,049
Croatia Government	1.000%	03/20/17	CIT	1.511%	2,270,000	(19,257)	(33,829)	14,572
South Africa Government	1.000%	12/20/17	BNP	1.281%	55,000,000	(363,315)	(1,499,732)	1,136,417
South Africa Government	1.000%	12/20/17	JPM	1.281%	16,750,000	(110,646)	(418,581)	307,935
South Africa Government	1.000%	03/20/18	BNP	1.375%	50,000,000	(488,238)	(1,191,402)	703,164
Turkey Government	1.000%	09/20/18	MSC	1.817%	78,581,775	(1,980,369)	(1,620,707)	(359,662)
Slovenia Government	1.000%	12/20/19	GSC	1.060%	4,727,000	(11,070)	(59,256)	48,186
Colombia Government	1.000%	03/20/20	BNP	1.578%	15,520,000	(395,980)	(509,701)	113,721
Slovenia Government	1.000%	03/20/20	BOA	1.060%	21,273,000	(49,816)	(365,002)	315,186
Colombia Government	1.000%	03/20/20	GSC	1.578%	2,945,000	(75,139)	(98,539)	23,400
Colombia Government	1.000%	03/20/20	JPM	1.578%	3,100,000	(79,094)	(103,594)	24,500
Turkey Government	1.000%	06/20/22	BNP	2.454%	10,000,000	(880,269)	(665,505)	(214,764)
Turkey Government	1.000%	09/20/22	BNP	2.476%	10,543,000	(968,870)	(708,723)	(260,147)

						(5,376,690)	(7,280,247)	1,903,557

			Exchange
South Africa Government	1.000%	06/20/18	ICE	1.455%	9,640,000	(122,881)	(241,340)	118,459

						($5,499,571)	($7,521,587)	$2,022,016

						$20,008,954	$33,048,675	($13,039,721)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 41,499,000	$19,483,098	3-Month USD-LIBOR	JPM	10.757%	04/08/16	($3,638,368)	$-	($3,638,368)

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 30,000,000	$16,574,586	3-Month USD-LIBOR	BNP	6.250%	10/17/20	$6,636,833	$-	$6,636,833
8,713,565	4,550,165	3-Month USD-LIBOR	JPM	7.860%	07/21/21	1,381,068	-	1,381,068
48,823,375	27,041,471	3-Month USD-LIBOR	CSF	6.330%	10/16/21	11,151,663	-	11,151,663

						$19,169,564	$-	$19,169,564

						$15,531,196	$-	$15,531,196

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day COP-IBR	BOA	4.480%	11/10/16	COP 44,033,536,536	$311	$-	$311
1-Day COP-IBR	BOA	4.410%	11/14/16	23,850,331,909	(9,575)	-	(9,575)
1-Day COP-IBR	BOA	4.450%	11/15/16	23,850,331,909	(4,222)	-	(4,222)
1-Day COP-IBR	BOA	4.370%	11/21/16	68,772,704,026	(44,659)	-	(44,659)
1-Day COP-IBR	BOA	4.370%	11/24/16	55,018,170,000	(36,215)	-	(36,215)
1-Day COP-IBR	CIT	4.280%	11/28/16	37,739,790,000	(44,621)	-	(44,621)
1-Day COP-IBR	CIT	4.290%	12/01/16	37,739,790,000	(42,773)	-	(42,773)
1-Day COP-IBR	MSC	4.230%	12/05/16	95,350,190,000	(141,660)	-	(141,660)
1-Day COP-IBR	CIT	4.250%	12/05/16	134,825,580,000	(185,037)	-	(185,037)
1-Day COP-IBR	CIT	4.270%	12/05/16	35,400,000,000	(44,574)	-	(44,574)
1-Day COP-IBR	BOA	4.280%	12/05/16	53,576,000,000	(64,427)	-	(64,427)
1-Day COP-IBR	BOA	4.240%	12/09/16	25,554,000,000	(36,826)	-	(36,826)
1-Day BRL-CETIP	DUB	11.807%	01/02/17	BRL 296,908,310	(3,079,904)	-	(3,079,904)
1-Day BRL-CETIP	GSC	12.023%	01/02/17	44,180,252	(399,834)	-	(399,834)
1-Day BRL-CETIP	DUB	12.030%	01/02/17	17,466,162	(154,884)	-	(154,884)
1-Day BRL-CETIP	GSC	12.080%	01/02/17	203,713,827	(1,765,077)	-	(1,765,077)
1-Day BRL-CETIP	GSC	12.144%	01/02/17	175,044,635	(1,413,328)	-	(1,413,328)
1-Day BRL-CETIP	DUB	12.190%	01/02/17	84,947,186	(655,356)	-	(655,356)
1-Day BRL-CETIP	GSC	12.200%	01/02/17	210,166,482	(1,612,771)	-	(1,612,771)
1-Day BRL-CETIP	DUB	12.310%	01/02/17	160,547,506	(1,165,283)	-	(1,165,283)
1-Day BRL CETIP	GSC	12.330%	01/02/17	80,243,073	(572,232)	-	(572,232)
1-Day BRL-CETIP	GSC	12.331%	01/02/17	181,116,294	(1,291,689)	-	(1,291,689)
7-Day CNY-CNRR07	DUB	2.450%	06/18/17	CNY 151,427,000	4,725	-	4,725
7-Day CNY-CNRR07	GSC	2.450%	06/18/17	151,427,000	4,725	-	4,725
7-Day CNY-CNRR07	BNP	2.450%	06/24/17	74,598,000	1,837	-	1,837
7-Day CNY-CNRR07	DUB	2.460%	06/24/17	79,699,000	4,457	-	4,457
7-Day CNY-CNRR07	GSC	2.460%	06/24/17	159,397,000	8,914	-	8,914
7-Day CNY-CNRR07	SCB	2.463%	06/24/17	159,397,000	10,161	-	10,161
7-Day CNY-CNRR07	DUB	2.453%	06/25/17	179,590,000	7,122	-	7,122
7-Day CNY-CNRR07	BNP	2.490%	06/25/17	78,219,000	12,159	-	12,159
7-Day CNY-CNRR07	GSC	2.490%	06/25/17	156,437,000	24,318	-	24,318
7-Day CNY-CNRR07	JPM	2.490%	06/25/17	156,437,000	24,318	-	24,318
7-Day CNY-CNRR07	SCB	2.501%	06/25/17	187,725,000	35,643	-	35,643
6-Month PLN-WIBOR	JPM	4.190%	10/03/17	PLN 200,000,000	3,949,528	-	3,949,528
6-Month PLN-WIBOR	DUB	4.210%	10/03/17	100,000,000	1,991,421	-	1,991,421

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	BNP	4.215%	10/03/17	PLN 19,330,000	$385,694	$-	$385,694
6-Month PLN-WIBOR	BNP	3.850%	11/13/17	26,000,000	435,936	12,427	423,509
6-Month PLN-WIBOR	BOA	3.830%	11/14/17	64,630,000	1,070,636	-	1,070,636
6-Month PLN-WIBOR	DUB	3.790%	11/16/17	67,970,000	1,105,490	-	1,105,490
6-Month PLN-WIBOR	BOA	3.810%	11/19/17	97,000,000	1,590,166	-	1,590,166
6-Month PLN-WIBOR	BNP	3.810%	11/20/17	97,800,000	1,602,736	-	1,602,736
1-Day BRL-CETIP	GSC	13.262%	01/02/18	BRL 255,768,432	249,181	-	249,181
1-Day BRL-CETIP	GSC	13.274%	01/02/18	91,997,139	98,554	-	98,554
6-Month CLP-CLICP	DUB	1.000%	08/07/18	CLP 12,263,167,046	665,927	-	665,927
6-Month CLP-CLICP	DUB	0.950%	08/08/18	12,774,514,239	656,164	-	656,164
3-Month MYR-KLIBOR	GSC	3.920%	11/24/19	MYR 12,130,000	(152)	-	(152)
3-Month MYR-KLIBOR	SCB	3.925%	11/25/19	39,282,000	1,599	-	1,599
3-Month MYR-KLIBOR	DUB	3.887%	11/28/19	43,838,000	(16,476)	-	(16,476)
6-Month CLP-CLICP	GSC	1.170%	12/09/19	CLP 4,793,369,490	105,350	-	105,350
3-Month MYR-KLIBOR	BOA	3.748%	04/28/20	MYR 25,510,000	(67,498)	-	(67,498)
3-Month MYR-KLIBOR	GSC	3.748%	04/28/20	33,300,000	(88,110)	-	(88,110)
3-Month MYR-KLIBOR	BNP	3.755%	04/28/20	33,300,000	(85,086)	-	(85,086)
3-Month MYR-KLIBOR	BNP	3.753%	04/29/20	23,180,000	(59,935)	-	(59,935)
3-Month MYR-KLIBOR	BOA	3.755%	04/29/20	11,830,000	(30,230)	-	(30,230)
3-Month MYR-KLIBOR	CIT	3.740%	04/30/20	23,250,000	(63,753)	-	(63,753)
3-Month MYR-KLIBOR	BNP	3.745%	04/30/20	17,370,000	(46,732)	-	(46,732)
3-Month MYR-KLIBOR	BOA	3.793%	05/05/20	15,350,000	(32,941)	-	(32,941)
3-Month MYR-KLIBOR	GSC	3.800%	05/05/20	22,850,000	(47,060)	-	(47,060)
3-Month NZD Bank Bills	CSF	3.640%	10/03/22	NZD 25,000,000	(59,266)	-	(59,266)
3-Month NZD Bank Bills	DUB	3.650%	10/03/22	16,367,000	(31,453)	-	(31,453)

					653,433	12,427	641,006

	Exchange
6-Month PLN-WIBOR	LCH	4.210%	10/03/17	PLN 125,000,000	2,496,832	-	2,496,832
3-Month NZD Bank Bills	LCH	4.203%	10/24/17	NZD 14,000,000	237,271	50	237,221
3-Month NZD Bank Bills	LCH	4.150%	10/25/17	12,000,000	192,501	43	192,458
3-Month NZD Bank Bills	LCH	4.036%	10/30/17	15,000,000	213,115	-	213,115
3-Month NZD Bank Bills	LCH	4.030%	10/31/17	7,000,000	98,780	25	98,755
3-Month NZD Bank Bills	LCH	4.035%	10/31/17	8,818,000	125,153	31	125,122
3-Month NZD Bank Bills	LCH	4.015%	11/27/17	34,350,000	485,046	-	485,046
3-Month NZD Bank Bills	LCH	3.961%	11/28/17	64,179,000	849,355	-	849,355
6-Month PLN-WIBOR	LCH	1.945%	10/27/19	PLN 151,418,000	(351,064)	-	(351,064)
6-Month PLN-WIBOR	LCH	1.722%	02/27/20	36,691,000	(321,880)	-	(321,880)
6-Month PLN-WIBOR	LCH	1.775%	02/27/20	23,443,000	(190,081)	-	(190,081)
6-Month PLN-WIBOR	LCH	1.778%	02/27/20	109,566,000	(884,538)	-	(884,538)
3-Month USD-LIBOR	LCH	1.795%	06/29/20	$4,100,000	10,584	-	10,584
3-Month USD-LIBOR	LCH	1.800%	06/29/20	7,770,000	15,011	-	15,011
3-Month NZD Bank Bills	LCH	4.900%	04/30/24	NZD 41,286,000	2,324,249	-	2,324,249
3-Month NZD Bank Bills	LCH	4.052%	06/16/25	12,865,000	113,126	-	113,126
3-Month NZD Bank Bills	LCH	4.053%	06/16/25	7,820,000	69,029	-	69,029
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	21,034,000	35,527	-	35,527

					5,518,016	149	5,517,867

					$6,171,449	$12,576	$6,158,873

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	BNP	3.353%	10/03/17	PLN 19,330,000	($247,144)	$-	($247,144)
6-Month PLN-WIBOR	JPM	3.390%	10/03/17	51,520,000	(696,467)	-	(696,467)
6-Month PLN-WIBOR	BNP	3.384%	11/13/17	26,000,000	(341,599)	-	(341,599)
6-Month PLN-WIBOR	BOA	3.605%	11/14/17	64,630,000	(959,094)	-	(959,094)
6-Month PLN-WIBOR	DUB	3.600%	11/16/17	67,970,000	(1,003,269)	-	(1,003,269)
6-Month PLN-WIBOR	BOA	3.508%	11/19/17	97,000,000	(1,362,047)	-	(1,362,047)
6-Month PLN-WIBOR	BNP	3.595%	11/20/17	97,800,000	(1,438,886)	-	(1,438,886)
6-Month CLP-CLICP	DUB	3.704%	08/07/18	CLP 12,999,869,306	(37,853)	-	(37,853)
6-Month CLP-CLICP	DUB	3.603%	08/08/18	13,267,963,000	31,659	-	31,659
6-Month CLP-CLICP	GSC	3.760%	12/09/19	4,684,187,000	76,417	-	76,417
3-Month SAR-SAIB	DUB	2.150%	06/28/20	SAR 29,100,000	(19,879)	-	(19,879)
3-Month SAR-SAIB	GSC	2.170%	06/29/20	15,350,000	(14,161)	-	(14,161)
1-Day BRL-CETIP	GSC	11.505%	01/02/23	BRL 48,160,289	877,686	-	877,686
1-Day BRL-CETIP	GSC	11.635%	01/02/23	10,739,369	160,970	-	160,970

					(4,973,667)	-	(4,973,667)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	LCH	0.211%	04/15/20	EUR 67,770,000	$921,370	$-	$921,370
6-Month EUR-LIBOR	LCH	0.212%	04/15/20	45,092,000	610,541	-	610,541
6-Month EUR-LIBOR	LCH	0.500%	09/16/20	53,479,100	164,005	362,171	(198,166)
6-Month JPY-LIBOR	LCH	0.795%	05/02/24	JPY 7,000,000,000	(1,250,776)	-	(1,250,776)
6-Month JPY-LIBOR	LCH	0.799%	05/02/24	6,873,157,000	(1,246,849)	-	(1,246,849)
6-Month JPY-LIBOR	LCH	0.635%	05/14/25	1,038,871,000	(11,943)	-	(11,943)
6-Month EUR-LIBOR	LCH	1.250%	09/16/25	EUR 3,340,000	(41,383)	(15,704)	(25,679)
3-Month USD-LIBOR	LCH	2.750%	09/16/25	$10,350,000	(225,965)	(264,824)	38,859

					(1,081,000)	81,643	(1,162,643)

					($6,054,667)	$81,643	($6,136,310)

					$116,782	$94,219	$22,563

Total Swap Agreements					$35,656,932	$33,142,894	$2,514,038

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(n)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Romania	$411,505	$411,505	$-	$-
	Singapore	6,142,813	-	6,142,813	-
	Sri Lanka	903,071	-	903,071	-
	United Kingdom	1,187,502	-	1,187,502	-

		8,644,891	411,505	8,233,386	-

	Closed-End Mutual Fund	5,699,765	-	5,699,765	-
	Corporate Bonds & Notes	31,751,384	-	31,751,384	-
	Senior Loan Notes	5,391,492	-	5,391,492	-
	Mortgage-Backed Securities	8,733,826	-	8,733,826	-
	Foreign Government Bonds & Notes	755,436,515	-	754,354,391	1,082,124
	Short-Term Investments	314,497,836	-	314,497,836	-
	Unfunded Loan Commitment	59,704	-	59,704	-
	Derivatives:
	Credit Contracts
	Swaps	28,106,955	-	28,106,955	-
	Equity Contracts
	Futures	879,537	879,537	-	-
	Purchased Options	10,080,540	-	10,080,540	-

	Total Equity Contracts	10,960,077	879,537	10,080,540	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	20,643,682	-	20,643,682	-
	Purchased Options	46,809,129	-	46,809,129	-
	Swaps	19,169,564	-	19,169,564	-

	Total Foreign Currency Contracts	86,622,375	-	86,622,375	-

	Interest Rate Contracts
	Futures	47,569	47,569	-	-
	Swaps	24,155,299	-	24,155,299	-

	Total Interest Rate Contracts	24,202,868	47,569	24,155,299	-

	Total Assets - Derivatives	149,892,275	927,106	148,965,169	-

	Total Assets	1,280,107,688	1,338,611	1,277,686,953	1,082,124

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(8,098,001)	-	(8,098,001)	-
	Equity Contracts
	Futures	(433,257)	(433,257)	-	-
	Written Options	(7,788,286)	-	(7,788,286)	-

	Total Equity Contracts	(8,221,543)	(433,257)	(7,788,286)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(12,166,231)	-	(12,166,231)	-
	Written Options	(38,493,704)	-	(38,493,704)	-
	Swaps	(3,638,368)	-	(3,638,368)	-

	Total Foreign Currency Contracts	(54,298,303)	-	(54,298,303)	-

	Interest Rate Contracts
	Futures	(2,307,512)	(2,307,512)	-	-
	Forward Bonds	(2,325,340)	-	(2,325,340)	-
	Swaps	(24,038,517)	-	(24,038,517)	-

	Total Interest Rate Contracts	(28,671,369)	(2,307,512)	(26,363,857)	-

	Total Liabilities - Derivatives	(99,289,216)	(2,740,769)	(96,548,447)	-

	Total Liabilities	(99,289,216)	(2,740,769)	(96,548,447)	-

	Total	$1,180,818,472	($1,402,158)	$1,181,138,506	$1,082,124

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%

Australia - 3.4%

Newcrest Mining Ltd *	42,110	$425,699

Canada - 57.8%

Agnico Eagle Mines Ltd (NYSE)	22,774	646,098
Agnico Eagle Mines Ltd (TSE)	12,789	363,089
Alamos Gold Inc	44,300	250,761
Aureus Mining Inc *	414,909	182,530
B2Gold Corp *	259,769	397,245
Barrick Gold Corp (NYSE)	46,408	494,709
Centerra Gold Inc	26,097	148,350
Detour Gold Corp *	42,750	491,848
Eldorado Gold Corp	85,783	355,769
Franco-Nevada Corp (TSE)	12,335	588,308
Goldcorp Inc (NYSE)	60,008	972,130
Kinross Gold Corp *	144,653	337,022
Lake Shore Gold Corp *	137,675	141,092
MAG Silver Corp *	33,976	266,313
Osisko Gold Royalties Ltd	22,713	285,867
Platinum Group Metals Ltd *	244,012	95,729
SEMAFO Inc *	126,253	339,640
Silver Wheaton Corp (NYSE)	26,806	464,816
Torex Gold Resources Inc *	292,822	264,923
Yamana Gold Inc	81,095	244,129

		7,330,368

Mexico - 3.9%

Fresnillo PLC	45,664	498,391

Peru - 2.5%

Cia de Minas Buenaventura SA ADR	30,854	320,265

South Africa - 3.7%

AngloGold Ashanti Ltd ADR *	52,974	474,117

United Kingdom - 9.0%

Randgold Resources Ltd ADR	17,001	1,138,217

United States - 14.7%

Newmont Mining Corp	24,781	578,884
Royal Gold Inc	14,393	886,465
Tahoe Resources Inc (TSE)	33,391	404,756

		1,870,105

Total Common Stocks (Cost $13,882,989)		12,057,162

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $189,374; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $197,681)	$189,374	$189,374

Total Short-Term Investment (Cost $189,374)		189,374

TOTAL INVESTMENTS - 96.5% (Cost $14,072,363)		12,246,536

OTHER ASSETS & LIABILITIES, NET - 3.5%		449,374

NET ASSETS - 100.0%		$12,695,910

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition by precious metals sector as a percentage of net assets was as follows:

Gold	81.3%
Precious Metals & Minerals	7.9%
Silver	5.8%

95.0%
Short-Term Investment	1.5%
Other Assets & Liabilities, Net	3.5%

100.0%

(b)	As of June 30, 2015, the portfolio’s composition by country of risk as a percentage of net assets was as follows (See Note 4 in Notes to Financial Statements):

Canada	57.8%
United States (Includes Short-Term Investment)	16.2%
United Kingdom	9.0%
Mexico	3.9%
South Africa	3.7%
Australia	3.4%
Others (each less than 3.0%)	2.5%

96.5%
Other Assets & Liabilities, Net	3.5%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$425,699	$-	$425,699	$-
	Canada	7,330,368	7,147,838	182,530	-
	Mexico	498,391	-	498,391	-
	Peru	320,265	320,265	-	-
	South Africa	474,117	474,117	-	-
	United Kingdom	1,138,217	1,138,217	-	-
	United States	1,870,105	1,870,105	-	-

		12,057,162	10,950,542	1,106,620	-

	Short-Term Investment	189,374	-	189,374	-

	Total	$12,246,536	$10,950,542	$1,295,994	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	104,738,202	$2,179,601,979

TOTAL INVESTMENTS - 100.0% (Cost $2,116,723,272)		2,179,601,979

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(663,936)

NET ASSETS - 100.0%		$2,178,938,043

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Affiliated Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolio’s investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Fund	$2,179,601,979	$2,179,601,979	$-	$-

American Funds Asset Allocation Portfolio (a ‘‘Feeder Portfolio’’) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a ‘‘Master Fund’’) (See Note 1 in Notes to Financial Statements). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolio’s financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,120,191	$41,479,394
PD Aggregate Bond Index Portfolio ‘P’ *	17,889,242	205,825,408
PD High Yield Bond Market Portfolio ‘P’ *	2,084,826	27,303,493
PD Large-Cap Growth Index Portfolio ‘P’ *	2,019,448	50,043,231
PD Large-Cap Value Index Portfolio ‘P’ *	2,619,956	59,260,676
PD Small-Cap Growth Index Portfolio ‘P’ *	393,364	9,396,428
PD Small-Cap Value Index Portfolio ‘P’ *	696,234	13,727,280
PD Emerging Markets Portfolio ‘P’ *	604,581	8,866,896
PD International Large-Cap Portfolio ‘P’ *	2,481,400	40,281,897

Total Affiliated Mutual Funds (Cost $402,799,908)		456,184,703

TOTAL INVESTMENTS - 100.0% (Cost $402,799,908)		456,184,703

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(103,019)

NET ASSETS - 100.0%		$456,081,684

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	60.2%
Affiliated Equity Funds	39.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	10,485,025	$105,556,395
PD Aggregate Bond Index Portfolio ‘P’ *	44,277,120	509,432,219
PD High Yield Bond Market Portfolio ‘P’ *	6,632,244	86,857,799
PD Large-Cap Growth Index Portfolio ‘P’ *	10,542,692	261,254,698
PD Large-Cap Value Index Portfolio ‘P’ *	13,847,208	313,209,456
PD Small-Cap Growth Index Portfolio ‘P’ *	3,002,163	71,713,724
PD Small-Cap Value Index Portfolio ‘P’ *	4,510,414	88,929,461
PD Emerging Markets Portfolio ‘P’ *	4,762,747	69,851,371
PD International Large-Cap Portfolio ‘P’ *	14,906,098	241,978,687

Total Affiliated Mutual Funds (Cost $1,508,713,175)		1,748,783,810

TOTAL INVESTMENTS - 100.0% (Cost $1,508,713,175)		1,748,783,810

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(378,491)

NET ASSETS - 100.0%		$1,748,405,319

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	59.9%
Affiliated Fixed Income Funds	40.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$456,184,703	$456,184,703	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$1,748,783,810	$1,748,783,810	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,670,779	$16,820,313
PD Aggregate Bond Index Portfolio ‘P’ *	7,431,230	85,500,322
PD High Yield Bond Market Portfolio ‘P’ *	1,287,421	16,860,440
PD Large-Cap Growth Index Portfolio ‘P’ *	4,318,845	107,023,765
PD Large-Cap Value Index Portfolio ‘P’ *	5,523,718	124,940,761
PD Small-Cap Growth Index Portfolio ‘P’ *	1,470,214	35,119,515
PD Small-Cap Value Index Portfolio ‘P’ *	2,313,535	45,614,759
PD Emerging Markets Portfolio ‘P’ *	2,287,815	33,553,541
PD International Large-Cap Portfolio ‘P’ *	6,545,412	106,255,182

Total Affiliated Mutual Funds (Cost $468,013,784)		571,688,598

TOTAL INVESTMENTS - 100.0% (Cost $468,013,784)		571,688,598

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(131,143)

NET ASSETS - 100.0%		$571,557,455

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	79.2%
Affiliated Fixed Income Funds	20.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,789,341	$56,800,087
Diversified Bond Portfolio ‘P’ *	35,301,783	414,038,377
Floating Rate Income Portfolio ‘P’ *	5,787,131	60,970,517
Floating Rate Loan Portfolio ‘P’ *	10,447,875	86,472,851
High Yield Bond Portfolio ‘P’ *	14,658,767	111,575,921
Inflation Managed Portfolio ‘P’ *	5,016,745	56,274,158
Inflation Strategy Portfolio ‘P’ *	4,436,985	44,973,160
Managed Bond Portfolio ‘P’ *	21,186,839	274,629,733
Short Duration Bond Portfolio ‘P’ *	21,867,893	216,391,859
Emerging Markets Debt Portfolio ‘P’ *	11,311,921	113,016,546
Comstock Portfolio ‘P’ *	4,821,400	67,156,802
Dividend Growth Portfolio ‘P’ *	945,885	15,435,228
Equity Index Portfolio ‘P’ *	234,371	11,147,685
Growth Portfolio ‘P’ *	834,622	18,138,507
Large-Cap Growth Portfolio ‘P’ *	2,866,828	27,337,466
Large-Cap Value Portfolio ‘P’ *	4,526,917	87,772,140
Main Street Core Portfolio ‘P’ *	616,770	19,958,382
Mid-Cap Equity Portfolio ‘P’ *	375,405	6,736,560
Mid-Cap Growth Portfolio ‘P’ *	586,316	6,825,262
Mid-Cap Value Portfolio ‘P’ *	1,592,488	32,696,584
Value Advantage Portfolio ‘P’ *	1,481,919	19,972,173
International Large-Cap Portfolio ‘P’ *	8,936,889	77,217,483
International Value Portfolio ‘P’ *	2,664,675	33,469,779
Absolute Return Portfolio ‘P’ *	15,053,819	148,019,263
Currency Strategies Portfolio ‘P’ *	6,602,097	67,347,267
Equity Long/Short Portfolio ‘P’ *	6,367,163	63,992,742
Global Absolute Return Portfolio ‘P’ *	10,242,021	110,975,738

Total Affiliated Mutual Funds (Cost $2,091,886,391)		2,249,342,270

TOTAL INVESTMENTS - 100.0% (Cost $2,091,886,391)		2,249,342,270

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(373,587)

NET ASSETS - 100.0%		$2,248,968,683

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	75.3%
Affiliated Equity Funds	24.7%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$571,688,598	$571,688,598	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,249,342,270	$2,249,342,270	$–	$–

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	6,121,382	$60,057,790
Diversified Bond Portfolio ‘P’ *	48,442,214	568,156,440
Floating Rate Income Portfolio ‘P’ *	7,654,466	80,643,898
Floating Rate Loan Portfolio ‘P’ *	14,646,670	121,224,588
High Yield Bond Portfolio ‘P’ *	23,590,518	179,560,380
Inflation Managed Portfolio ‘P’ *	5,303,650	59,492,454
Inflation Strategy Portfolio ‘P’ *	3,909,102	39,622,551
Managed Bond Portfolio ‘P’ *	29,312,911	379,962,166
Short Duration Bond Portfolio ‘P’ *	20,474,693	202,605,565
Emerging Markets Debt Portfolio ‘P’ *	11,959,833	119,489,787
Comstock Portfolio ‘P’ *	8,573,829	119,424,026
Dividend Growth Portfolio ‘P’ *	2,428,423	39,627,732
Equity Index Portfolio ‘P’ *	1,253,878	59,639,730
Growth Portfolio ‘P’ *	2,962,071	64,373,497
Large-Cap Growth Portfolio ‘P’ *	10,566,326	100,758,259
Large-Cap Value Portfolio ‘P’ *	9,199,363	178,365,921
Main Street Core Portfolio ‘P’ *	2,833,586	91,693,481
Mid-Cap Equity Portfolio ‘P’ *	2,220,698	39,849,988
Mid-Cap Growth Portfolio ‘P’ *	3,443,706	40,087,898
Mid-Cap Value Portfolio ‘P’ *	4,776,779	98,075,663
Small-Cap Equity Portfolio ‘P’ *	2,702,500	56,697,770
Small-Cap Growth Portfolio ‘P’ *	2,404,553	40,622,308
Small-Cap Index Portfolio ‘P’ *	2,607,921	49,126,545
Small-Cap Value Portfolio ‘P’ *	1,018,828	19,984,813
Value Advantage Portfolio ‘P’ *	7,385,867	99,541,097
Emerging Markets Portfolio ‘P’ *	5,012,165	77,317,901
International Large-Cap Portfolio ‘P’ *	15,743,708	136,030,505
International Small-Cap Portfolio ‘P’ *	9,928,225	120,427,304
International Value Portfolio ‘P’ *	4,694,732	58,968,419
Absolute Return Portfolio ‘P’ *	23,466,623	230,739,603
Currency Strategies Portfolio ‘P’ *	11,630,854	118,645,074
Equity Long/Short Portfolio ‘P’ *	11,756,891	118,161,833
Global Absolute Return Portfolio ‘P’ *	20,251,025	219,426,656

Total Affiliated Mutual Funds (Cost $3,557,517,448)		3,988,401,642

TOTAL INVESTMENTS - 100.0% (Cost $3,557,517,448)		3,988,401,642

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(645,977)

NET ASSETS - 100.0%		$3,987,755,665

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	56.7%
Affiliated Equity Funds	43.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	18,041,231	$177,005,205
Diversified Bond Portfolio ‘P’ *	132,249,619	1,551,094,946
Floating Rate Income Portfolio ‘P’ *	18,910,874	199,236,177
Floating Rate Loan Portfolio ‘P’ *	35,350,593	292,582,612
High Yield Bond Portfolio ‘P’ *	57,345,689	436,489,525
Inflation Managed Portfolio ‘P’ *	16,255,736	182,344,911
Inflation Strategy Portfolio ‘P’ *	13,824,785	140,127,645
Managed Bond Portfolio ‘P’ *	78,570,072	1,018,447,278
Short Duration Bond Portfolio ‘P’ *	36,149,862	357,717,846
Emerging Markets Debt Portfolio ‘P’ *	49,349,625	493,048,354
Comstock Portfolio ‘P’ *	30,276,860	421,723,411
Dividend Growth Portfolio ‘P’ *	9,419,602	153,711,857
Equity Index Portfolio ‘P’ *	4,426,134	210,525,635
Growth Portfolio ‘P’ *	11,771,083	255,816,247
Large-Cap Growth Portfolio ‘P’ *	41,820,878	398,795,067
Large-Cap Value Portfolio ‘P’ *	33,136,993	642,491,238
Long/Short Large-Cap Portfolio ‘P’ *	31,639,298	471,192,068
Main Street Core Portfolio ‘P’ *	10,860,338	351,435,380
Mid-Cap Equity Portfolio ‘P’ *	11,766,501	211,147,511
Mid-Cap Growth Portfolio ‘P’ *	12,179,629	141,782,061
Mid-Cap Value Portfolio ‘P’ *	16,840,798	345,771,195
Small-Cap Equity Portfolio ‘P’ *	10,923,722	229,176,935
Small-Cap Growth Portfolio ‘P’ *	12,694,045	214,452,061
Small-Cap Index Portfolio ‘P’ *	9,223,668	173,750,240
Small-Cap Value Portfolio ‘P’ *	3,594,081	70,499,650
Value Advantage Portfolio ‘P’ *	31,260,054	421,299,248
Emerging Markets Portfolio ‘P’ *	31,021,669	478,541,792
International Large-Cap Portfolio ‘P’ *	82,728,354	714,798,543
International Small-Cap Portfolio ‘P’ *	52,533,974	637,226,182
International Value Portfolio ‘P’ *	25,460,486	319,797,703
Real Estate Portfolio ‘P’ *	9,430,437	198,990,301
Absolute Return Portfolio ‘P’ *	53,405,984	525,123,528
Currency Strategies Portfolio ‘P’ *	54,843,804	559,455,667
Equity Long/Short Portfolio ‘P’ *	55,077,823	553,555,917
Global Absolute Return Portfolio ‘P’ *	45,442,431	492,384,011

Total Affiliated Mutual Funds (Cost $12,211,798,648)		14,041,537,947

TOTAL INVESTMENTS - 100.0% (Cost $12,211,798,648)		14,041,537,947

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,262,601)

NET ASSETS - 100.0%		$14,039,275,346

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	58.2%
Affiliated Fixed Income Funds	41.8%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,988,401,642	$3,988,401,642	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$14,041,537,947	$14,041,537,947	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	12,074,428	$118,464,010
Diversified Bond Portfolio ‘P’ *	75,442,175	884,826,567
Floating Rate Income Portfolio ‘P’ *	9,148,931	96,388,881
Floating Rate Loan Portfolio ‘P’ *	17,413,743	144,126,534
High Yield Bond Portfolio ‘P’ *	14,116,881	107,451,332
Inflation Managed Portfolio ‘P’ *	4,186,974	46,966,406
Inflation Strategy Portfolio ‘P’ *	3,471,395	35,185,964
Managed Bond Portfolio ‘P’ *	45,653,505	591,773,518
Emerging Markets Debt Portfolio ‘P’ *	17,695,041	176,789,811
Comstock Portfolio ‘P’ *	27,138,425	378,008,466
Dividend Growth Portfolio ‘P’ *	9,420,686	153,729,544
Equity Index Portfolio ‘P’ *	4,932,390	234,605,320
Growth Portfolio ‘P’ *	14,099,627	306,421,560
Large-Cap Growth Portfolio ‘P’ *	49,402,694	471,093,662
Large-Cap Value Portfolio ‘P’ *	30,746,727	596,146,502
Long/Short Large-Cap Portfolio ‘P’ *	45,971,755	684,639,924
Main Street Core Portfolio ‘P’ *	11,027,198	356,834,893
Mid-Cap Equity Portfolio ‘P’ *	16,193,943	290,597,093
Mid-Cap Growth Portfolio ‘P’ *	13,114,051	152,659,590
Mid-Cap Value Portfolio ‘P’ *	22,611,126	464,246,157
Small-Cap Equity Portfolio ‘P’ *	11,328,044	237,659,504
Small-Cap Growth Portfolio ‘P’ *	10,982,861	185,543,466
Small-Cap Index Portfolio ‘P’ *	9,560,977	180,104,269
Small-Cap Value Portfolio ‘P’ *	8,891,213	174,405,462
Value Advantage Portfolio ‘P’ *	33,369,606	449,730,183
Emerging Markets Portfolio ‘P’ *	36,671,586	565,697,681
International Large-Cap Portfolio ‘P’ *	92,195,561	796,598,132
International Small-Cap Portfolio ‘P’ *	58,855,207	713,901,424
International Value Portfolio ‘P’ *	27,505,720	345,486,965
Real Estate Portfolio ‘P’ *	10,428,706	220,054,631
Absolute Return Portfolio ‘P’ *	35,018,796	344,328,339
Currency Strategies Portfolio ‘P’ *	45,919,969	468,424,600
Equity Long/Short Portfolio ‘P’ *	48,253,179	484,965,290
Global Absolute Return Portfolio ‘P’ *	27,677,998	299,900,405

Total Affiliated Mutual Funds (Cost $9,962,527,779)		11,757,756,085

TOTAL INVESTMENTS - 100.0% (Cost $9,962,527,779)		11,757,756,085

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,897,473)

NET ASSETS - 100.0%		$11,755,858,612

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	75.8%
Affiliated Fixed Income Funds	24.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	9,807,192	$115,024,041
Managed Bond Portfolio ‘P’ *	5,934,805	76,928,600
Comstock Portfolio ‘P’ *	6,418,919	89,408,487
Dividend Growth Portfolio ‘P’ *	2,343,332	38,239,187
Equity Index Portfolio ‘P’ *	1,073,548	51,062,465
Growth Portfolio ‘P’ *	3,443,412	74,834,304
Large-Cap Growth Portfolio ‘P’ *	10,835,507	103,325,110
Large-Cap Value Portfolio ‘P’ *	7,241,818	140,411,183
Long/Short Large-Cap Portfolio ‘P’ *	10,592,980	157,757,234
Main Street Core Portfolio ‘P’ *	2,377,899	76,947,675
Mid-Cap Equity Portfolio ‘P’ *	3,988,092	71,565,514
Mid-Cap Growth Portfolio ‘P’ *	3,311,632	38,550,434
Mid-Cap Value Portfolio ‘P’ *	6,147,741	126,223,936
Small-Cap Equity Portfolio ‘P’ *	4,455,567	93,476,665
Small-Cap Growth Portfolio ‘P’ *	3,104,573	52,448,372
Small-Cap Index Portfolio ‘P’ *	3,204,044	60,355,961
Small-Cap Value Portfolio ‘P’ *	3,274,765	64,236,100
Value Advantage Portfolio ‘P’ *	7,599,437	102,419,436
Emerging Markets Portfolio ‘P’ *	11,261,266	173,716,841
International Large-Cap Portfolio ‘P’ *	24,523,397	211,889,729
International Small-Cap Portfolio ‘P’ *	15,956,946	193,554,439
International Value Portfolio ‘P’ *	8,027,102	100,824,815
Real Estate Portfolio ‘P’ *	2,853,069	60,202,188
Absolute Return Portfolio ‘P’ *	1,831,366	18,007,222
Currency Strategies Portfolio ‘P’ *	9,949,168	101,490,376
Equity Long/Short Portfolio ‘P’ *	10,149,123	102,003,075
Global Absolute Return Portfolio ‘P’ *	4,737,823	51,335,902

Total Affiliated Mutual Funds (Cost $2,117,775,546)		2,546,239,291

TOTAL INVESTMENTS - 100.0% (Cost $2,117,775,546)		2,546,239,291

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(416,867)

NET ASSETS - 100.0%		$2,545,822,424

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	89.7%
Affiliated Fixed Income Funds	10.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$11,757,756,085	$11,757,756,085	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,546,239,291	$2,546,239,291	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2015 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2015. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of June 30, 2015.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
#	Securities purchased on a when-issued basis.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of June 30, 2015.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward bonds, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2015.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty and Exchange Abbreviations:
ABN	Abbey National
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CBA	Commonwealth Bank of Australia
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Groep NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley

RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Offshore Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate

See Notes to Financial Statements

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2015 (Unaudited)

1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
iTraxx Europe	International Index - Europe

Other Abbreviations:
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Note:

The countries listed in the Schedule of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2015 (Unaudited)

(In thousands, except per share amounts)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio
ASSETS
Investments, at value	$396,660	$3,681,060	$463,157	$749,686	$1,129,455	$1,130,114
Repurchase agreements, at value	10,174	315,410	25,231	37,562	37,508	9,961
Cash (1)	118	21,634	1,411	5,208	12	7,248
Foreign currency held, at value	-	7,214	-	-	-	2,948
Receivables:
Dividends and interest	3,196	26,491	2,208	3,684	17,361	5,196
Fund shares sold	3	11	7	-	20	33
Securities sold	7,494	231,914	9,483	4,599	4,311	352,379
Variation margin	-	342	-	-	-	-
Swap agreements, at value	-	-	-	-	-	504
Unfunded loan commitment appreciation (see Note 10 in Notes to Financial Statements)	-	-	-	-	20	-
Forward foreign currency contracts appreciation	-	4,132	-	-	-	9,098
Prepaid expenses and other assets	-	14	1	3	4	3
Total Assets	417,645	4,288,222	501,498	800,742	1,188,691	1,517,484
LIABILITIES
Payables:
Fund shares redeemed	-	60	260	329	737	195
Securities purchased	4,547	509,800	26,698	16,241	18,198	1,885
Securities sold short, at value	-	-	-	-	-	2,047
Sale-buyback financing transactions	-	-	-	-	-	730,197
Due to broker (2)	-	-	-	-	-	6,020
Variation margin	-	-	-	-	-	678
Accrued advisory fees	170	1,242	255	421	392	250
Accrued service fees (Class I only) (3)	-	5	1	3	7	9
Accrued support service expenses	4	45	5	9	13	14
Accrued custodian, and portfolio accounting and tax fees	25	162	68	126	49	93
Accrued shareholder report expenses	2	77	9	17	26	29
Accrued trustees’ fees and expenses and deferred compensation	1	29	2	6	14	18
Accrued interest	-	-	-	-	-	8
Accrued offering expenses	9	-	-	-	-	-
Accrued other	4	57	6	13	20	20
Outstanding options written, at value	-	3,013	-	-	-	2,783
Swap agreements, at value	-	-	-	-	211	8,963
Forward foreign currency contracts depreciation	-	1,863	-	-	-	3,677
Other liabilities	-	-	-	-	-	67
Total Liabilities	4,762	516,353	27,304	17,165	19,667	756,953
NET ASSETS	$412,883	$3,771,869	$474,194	$783,577	$1,169,024	$760,531
NET ASSETS CONSIST OF:
Paid-in capital	$420,882	$3,514,109	$464,636	$989,122	$1,086,443	$856,349
Undistributed/accumulated earnings (deficit)	(7,999)	257,760	9,558	(205,545)	82,581	(95,818)
NET ASSETS	$412,883	$3,771,869	$474,194	$783,577	$1,169,024	$760,531
Class I Shares:
Net Assets	$559	$239,735	$36,952	$139,155	$333,950	$415,465
Shares outstanding, $.001 par value (unlimited shares authorized)	57	27,386	3,522	22,119	47,663	41,735
Net Asset Value Per Share	$9.81	$8.75	$10.49	$6.29	$7.01	$9.95
Class P Shares:
Net Assets	$412,324	$3,532,134	$437,242	$644,422	$835,074	$345,066
Shares outstanding, $.001 par value (unlimited shares authorized)	42,026	301,243	41,501	77,859	109,712	30,763
Net Asset Value Per Share	$9.81	$11.73	$10.54	$8.28	$7.61	$11.22

Investments, at cost	$405,059	$3,681,390	$473,991	$765,434	$1,140,081	$1,175,154
Repurchase agreements, at cost	10,174	315,410	25,231	37,562	37,508	9,961
Foreign currency held, at cost	-	7,399	-	-	-	2,958
Proceeds from securities sold short	-	-	-	-	-	2,048
Premiums received from outstanding options written	-	2,859	-	-	-	3,726

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Diversified Bond and Inflation Managed Portfolios of $15,193 and $5,969, respectively.
(2)	The Inflation Managed Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(3)	The accrued service fees for the Core Income Portfolio, in full dollars, was $12 and is not shown on the above Statements of Assets and Liabilities due to rounding.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(In thousands, except per share amounts)

	Inflation Strategy Portfolio	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	American Funds Growth Portfolio	American Funds Growth-Income Portfolio
ASSETS
Investments, at value	$261,648	$4,082,787	$1,165,868	$822,831	$326,698	$322,652
Repurchase agreements, at value	16,055	-	39,559	49,741	-	-
Cash (1)	2,664	3,401	759	13,776	-	-
Foreign currency held, at value	700	7,111	-	3,129	-	-
Receivables:
Dividends and interest	255	19,234	5,469	15,111	-	-
Fund shares sold	-	15	33	6	137	176
Securities sold	-	985,973	610	1,530	62	-
Variation margin	-	7,737	7	-	-	-
Swap agreements, at value	477	1,007	-	16,896	-	-
Forward foreign currency contracts appreciation	180	70,520	121	5,032	-	-
Prepaid expenses and other assets	2	12	8	4	1	2
Total Assets	281,981	5,177,797	1,212,434	928,056	326,898	322,830
LIABILITIES
Payables:
Fund shares redeemed	12	95	511	34	199	4
Securities purchased	58	1,786,036	10,235	735	-	172
Swap agreements	-	3,814	-	-	-	-
Due to custodian	-	257	-	-	-	-
Due to broker (2)	-	57,073	-	-	-	-
Variation margin	4	-	-	-	-	-
Accrued advisory fees	89	1,086	396	597	82	81
Accrued service fees (Class I only) (3)	-	21	9	-	7	7
Accrued support service expenses	8	41	25	14	5	6
Accrued custodian, and portfolio accounting and tax fees	39	243	74	109	4	4
Accrued shareholder report expenses	18	91	50	27	9	13
Accrued trustees’ fees and expenses and deferred compensation	5	50	19	8	3	6
Accrued foreign capital gains tax	-	-	-	10	-	-
Accrued interest	-	85	-	-	-	-
Accrued other	13	56	34	21	4	7
Outstanding options written, at value	126	4,824	-	-	-	-
Swap agreements, at value	-	1,271	-	273	-	-
Forward foreign currency contracts depreciation	11	18,110	7	5,217	-	-
Other liabilities	-	245	-	-	-	-
Total Liabilities	383	1,873,398	11,360	7,045	313	300
NET ASSETS	$281,598	$3,304,399	$1,201,074	$921,011	$326,585	$322,530
NET ASSETS CONSIST OF:
Paid-in capital	$285,324	$3,021,815	$1,237,492	$988,473	$849,065	$335,297
Undistributed/accumulated earnings (deficit)	(3,726)	282,584	(36,418)	(67,462)	(522,480)	(12,767)
NET ASSETS	$281,598	$3,304,399	$1,201,074	$921,011	$326,585	$322,530
Class I Shares:
Net Assets	$21,696	$962,457	$424,360	$18,660	$326,585	$322,530
Shares outstanding, $.001 par value (unlimited shares authorized)	2,177	81,284	44,269	1,879	23,460	20,440
Net Asset Value Per Share	$9.97	$11.84	$9.59	$9.93	$13.92	$15.78
Class P Shares:
Net Assets	$259,902	$2,341,942	$776,714	$902,351
Shares outstanding, $.001 par value (unlimited shares authorized)	25,642	180,658	78,492	90,316
Net Asset Value Per Share	$10.14	$12.96	$9.90	$9.99

Investments, at cost	$264,858	$4,097,474	$1,165,499	$864,148	$283,416	$274,791
Repurchase agreements, at cost	16,055	-	39,559	49,741	-	-
Foreign currency held, at cost	721	7,145	-	3,111	-	-
Premiums received from outstanding options written	54	9,197	-	-	-	-

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Inflation Strategy, Managed Bond, and Emerging Markets Debt Portfolios of $1,110, $1,419, and $13,198, respectively.
(2)	The Managed Bond Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(3)	The accrued service fees for the Inflation Strategy and Emerging Markets Debt Portfolios, in full dollars, were $473 and $411, respectively, and are not shown on the above Statements of Assets and Liabilities due to rounding.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(In thousands, except per share amounts)

	Comstock Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio
ASSETS
Investments, at value	$1,306,680	$688,125	$2,023,002	$132,631	$1,174,243	$1,276,190
Repurchase agreements, at value	37,706	24,651	48,746	4,622	18,856	18,707
Cash (1)	55	-	2,385	-	-	-
Receivables:
Dividends and interest	2,569	1,440	2,430	64	988	245
Fund shares sold	1	321	82	2	-	6
Securities sold	816	4,317	523	384	10,323	2,633
Variation margin	-	-	100	-	-	-
Other	1,502	-	691	-	-	-
Forward foreign currency contracts appreciation	1,548	-	-	-	-	-
Prepaid expenses and other assets	8	5	11	1	6	6
Total Assets	1,350,885	718,859	2,077,970	137,704	1,204,416	1,297,787
LIABILITIES
Payables:
Fund shares redeemed	697	282	3,738	12	396	332
Securities purchased	2,541	454	1,728	-	4,994	3,476
Accrued advisory fees	781	401	87	85	551	716
Accrued service fees (Class I only)	6	7	33	3	11	4
Accrued support service expenses	20	12	27	2	14	16
Accrued custodian, and portfolio accounting and tax fees	42	21	30	3	26	29
Accrued shareholder report expenses	36	22	39	3	24	28
Accrued trustees’ fees and expenses and deferred compensation	16	10	28	1	19	16
Accrued other	26	16	31	2	17	22
Forward foreign currency contracts depreciation	346	-	-	-	-	-
Total Liabilities	4,511	1,225	5,741	111	6,052	4,639
NET ASSETS	$1,346,374	$717,634	$2,072,229	$137,593	$1,198,364	$1,293,148
NET ASSETS CONSIST OF:
Paid-in capital	$858,890	$700,575	$957,287	$289,063	$1,261,364	$726,476
Undistributed/accumulated earnings (deficit)	487,484	17,059	1,114,942	(151,470)	(63,000)	566,672
NET ASSETS	$1,346,374	$717,634	$2,072,229	$137,593	$1,198,364	$1,293,148
Class I Shares:
Net Assets	$270,671	$316,891	$1,505,247	$137,577	$478,783	$191,857
Shares outstanding, $.001 par value (unlimited shares authorized)	22,070	21,160	32,457	7,008	23,609	23,520
Net Asset Value Per Share	$12.26	$14.98	$46.38	$19.63	$20.28	$8.16
Class P Shares:
Net Assets	$1,075,703	$400,743	$566,982	$16	$719,581	$1,101,291
Shares outstanding, $.001 par value (unlimited shares authorized)	77,229	24,558	11,920	1	33,111	115,492
Net Asset Value Per Share	$13.93	$16.32	$47.56	$19.81	$21.73	$9.54

Investments, at cost	$1,048,418	$526,940	$1,458,360	$111,310	$966,083	$1,092,433
Repurchase agreements, at cost	37,706	24,651	48,746	4,622	18,856	18,707

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Equity Index Portfolio of $2,374.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(In thousands, except per share amounts)

	Large-Cap Value Portfolio	Long/Short Large-Cap Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio
ASSETS
Investments, at value	$2,008,945	$1,820,665	$1,444,386	$907,184	$645,917	$1,143,099
Repurchase agreements, at value	16,688	14,873	17,367	14,795	14,367	17,218
Cash (1)	-	1,451	-	-	-	58
Cash collateral received for securities on loan (2)	-	426,271	-	-	-	-
Foreign currency held, at value	-	-	-	-	-	1
Receivables:
Dividends and interest	5,228	1,773	2,388	693	997	1,743
Fund shares sold	18	1	1	1	2	21
Securities sold	2,246	36,885	1,504	19,944	356	3,304
Variation margin	-	59	-	-	-	-
Other	734	240	383	-	-	-
Prepaid expenses and other assets	13	7	8	5	4	7
Total Assets	2,033,872	2,302,225	1,466,037	942,622	661,643	1,165,451
LIABILITIES
Payable upon return of securities loaned (2)	-	426,271	-	-	-	-
Payables:
Fund shares redeemed	1,540	1,614	690	350	824	1,357
Securities purchased	-	24,556	-	7,307	1,465	1,588
Securities sold short, at value (3)	-	467,107	-	-	-	-
Accrued advisory fees	1,023	1,114	552	511	357	685
Accrued service fees (Class I only)	9	1	13	7	6	2
Accrued support service expenses	29	19	20	13	11	16
Accrued custodian, and portfolio accounting and tax fees	51	61	37	27	22	33
Accrued shareholder report expenses	53	33	35	25	19	31
Accrued trustees’ fees and expenses and deferred compensation	29	13	25	14	8	9
Accrued dividends and interest	-	997	-	-	-	-
Accrued other	35	21	24	16	15	21
Outstanding options written, at value	-	-	-	-	1,168	-
Total Liabilities	2,769	921,807	1,396	8,270	3,895	3,742
NET ASSETS	$2,031,103	$1,380,418	$1,464,641	$934,352	$657,748	$1,161,709
NET ASSETS CONSIST OF:
Paid-in capital	$938,926	$715,004	$1,402,260	$2,463,426	$266,001	$523,904
Undistributed/accumulated earnings (deficit)	1,092,177	665,414	62,381	(1,529,074)	391,747	637,805
NET ASSETS	$2,031,103	$1,380,418	$1,464,641	$934,352	$657,748	$1,161,709
Class I Shares:
Net Assets	$385,923	$67,249	$567,778	$314,438	$277,844	$94,695
Shares outstanding, $.001 par value (unlimited shares authorized)	21,688	6,023	19,392	21,436	25,979	6,772
Net Asset Value Per Share	$17.79	$11.17	$29.28	$14.67	$10.70	$13.98
Class P Shares:
Net Assets	$1,645,180	$1,313,169	$896,863	$619,914	$379,904	$1,067,014
Shares outstanding, $.001 par value (unlimited shares authorized)	84,852	88,204	27,716	34,545	32,635	51,969
Net Asset Value Per Share	$19.39	$14.89	$32.36	$17.95	$11.64	$20.53

Investments, at cost	$1,455,490	$1,742,331	$1,268,348	$871,495	$589,177	$1,153,604
Repurchase agreements, at cost	16,688	14,873	17,367	14,795	14,367	17,218
Foreign currency held, at cost	-	-	-	-	-	1
Securities on loan, at value (2)	-	419,148	-	-	-	-
Proceeds from securities sold short	-	460,828	-	-	-	-
Premiums received from outstanding options written	-	-	-	-	627	-

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Long/Short Large Cap Portfolio of $1,418.
(2)	The Long/Short Large-Cap Portfolio received cash collateral for securities on loan which is used as collateral to cover securities sold short (see Note (3) below) and therefore is uninvested (see Note 8 in Notes to Financial Statements).
(3)	The Long/Short Large-Cap Portfolio is required to pledge a portion of its assets to the lender as collateral for the borrowed securities. In the event of a default by this portfolio where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the portfolio’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the portfolio’s obligation to pay the lender.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(In thousands, except per share amounts)

	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio
ASSETS
Investments, at value	$663,977	$647,388	$908,959	$514,532	$1,095,892	$1,618,005
Repurchase agreements, at value	15,681	3,969	16,199	23,965	15,192	68,197
Cash (1)	307	-	771	-	19	1
Foreign currency held, at value	22	-	-	14	-	1,702
Receivables:
Dividends and interest	895	7	1,051	624	1,120	3,581
Fund shares sold	2	-	20	63	2	22
Securities sold	67,370	32,642	93,005	4,401	1,776	1,848
Variation margin	29	-	73	-	-	-
Prepaid expenses and other assets	3	3	3	3	5	9
Total Assets	748,286	684,009	1,020,081	543,602	1,114,006	1,693,365
LIABILITIES
Payables:
Fund shares redeemed	91	512	1,090	534	688	750
Securities purchased	66,695	22,725	92,423	6,493	1,274	2,930
Accrued advisory fees	369	333	232	340	616	1,120
Accrued service fees (Class I only) (2)	1	4	10	5	-	9
Accrued support service expenses	7	8	8	8	11	20
Accrued custodian, and portfolio accounting and tax fees	32	16	25	31	22	196
Accrued shareholder report expenses	15	14	15	16	20	41
Accrued trustees’ fees and expenses and deferred compensation	6	7	11	6	6	16
Accrued foreign capital gains tax	-	-	-	-	-	5,169
Accrued other	12	10	11	11	16	30
Other liabilities	-	-	-	-	-	8
Total Liabilities	67,228	23,629	93,825	7,444	2,653	10,289
NET ASSETS	$681,058	$660,380	$926,256	$536,158	$1,111,353	$1,683,076
NET ASSETS CONSIST OF:
Paid-in capital	$387,827	$603,306	$831,566	$393,944	$875,192	$1,506,777
Undistributed/accumulated earnings (deficit)	293,231	57,074	94,690	142,214	236,161	176,299
NET ASSETS	$681,058	$660,380	$926,256	$536,158	$1,111,353	$1,683,076
Class I Shares:
Net Assets	$64,045	$167,292	$462,920	$207,035	$18,399	$387,822
Shares outstanding, $.001 par value (unlimited shares authorized)	3,953	11,593	24,727	12,759	1,371	25,849
Net Asset Value Per Share	$16.20	$14.43	$18.72	$16.23	$13.42	$15.00
Class P Shares:
Net Assets	$617,013	$493,088	$463,336	$329,123	$1,092,954	$1,295,254
Shares outstanding, $.001 par value (unlimited shares authorized)	29,410	29,186	24,597	16,779	81,097	83,967
Net Asset Value Per Share	$20.98	$16.89	$18.84	$19.62	$13.48	$15.43

Investments, at cost	$574,709	$573,322	$762,621	$468,469	$973,821	$1,529,260
Repurchase agreements, at cost	15,681	3,969	16,199	23,965	15,192	68,197
Foreign currency held, at cost	22	-	-	14	-	2,724

(1)	Includes cash collateral segregated for certain derivative investments (See Notes to Schedule of Investments) in the Small-Cap Equity and Small-Cap Index Portfolios of $306 and $770, respectively.
(2)	The accrued service fees for the Value Advantage Portfolio, in full dollars, was $407, and is not shown on the above Statements of Assets and Liabilities due to rounding.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(In thousands, except per share amounts)

	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio
ASSETS
Investments, at value	$2,452,621	$1,727,422	$1,159,930	$409,934	$793,561	$100,718
Repurchase agreements, at value	6,726	6,556	9,698	14,919	1,234	5,083
Foreign currency held, at value	2	1,658	820	40	-	-
Receivables:
Dividends and interest	8,626	4,554	4,559	431	2,819	23
Fund shares sold	388	5	-	225	350	33
Securities sold	448	3,257	6,314	-	1,369	48
Forward foreign currency contracts appreciation	-	-	5,219	2	-	-
Prepaid expenses and other assets	12	6	7	2	5	1
Total Assets	2,468,823	1,743,458	1,186,547	425,553	799,338	105,906
LIABILITIES
Payables:
Fund shares redeemed	527	993	751	10	650	4
Securities purchased	-	124	3,623	666	1,159	128
Accrued advisory fees	1,585	1,194	646	311	559	80
Accrued service fees (Class I only)	12	2	7	9	7	2
Accrued support service expenses	31	16	17	5	10	1
Accrued custodian, and portfolio accounting and tax fees	93	84	57	11	29	4
Accrued shareholder report expenses	48	30	29	7	23	2
Accrued trustees’ fees and expenses and deferred compensation	24	11	18	3	10	1
Accrued other	41	22	25	6	14	3
Outstanding options written, at value	-	-	-	-	-	75
Forward foreign currency contracts depreciation	-	-	4,579	454	-	-
Other liabilities	-	11	-	-	-	-
Total Liabilities	2,361	2,487	9,752	1,482	2,461	300
NET ASSETS	$2,466,462	$1,740,971	$1,176,795	$424,071	$796,877	$105,606
NET ASSETS CONSIST OF:
Paid-in capital	$1,991,824	$1,439,520	$2,315,064	$186,005	$917,134	$117,014
Undistributed/accumulated earnings (deficit)	474,638	301,451	(1,138,269)	238,066	(120,257)	(11,408)
NET ASSETS	$2,466,462	$1,740,971	$1,176,795	$424,071	$796,877	$105,606
Class I Shares:
Net Assets	$529,923	$75,863	$318,285	$424,044	$317,630	$105,592
Shares outstanding, $.001 par value (unlimited shares authorized)	65,468	8,561	28,192	13,193	15,595	17,904
Net Asset Value Per Share	$8.09	$8.86	$11.29	$32.14	$20.37	$5.90
Class P Shares:
Net Assets	$1,936,539	$1,665,108	$858,510	$27	$479,247	$14
Shares outstanding, $.001 par value (unlimited shares authorized)	224,128	137,274	68,353	1	22,712	2
Net Asset Value Per Share	$8.64	$12.13	$12.56	$34.95	$21.10	$7.41

Investments, at cost	$2,161,166	$1,467,827	$1,129,475	$320,341	$736,636	$91,461
Repurchase agreements, at cost	6,726	6,556	9,698	14,919	1,234	5,083
Foreign currency held, at cost	2	1,648	818	40	-	-
Premiums received from outstanding options written	-	-	-	-	-	120

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(In thousands, except per share amounts)

	Absolute Return Portfolio	Currency Strategies Portfolio	Equity Long/Short Portfolio	Global Absolute Return Portfolio	Precious Metals Portfolio	American Funds Asset Allocation Portfolio
ASSETS
Investments, at value	$818,843	$733,730	$947,793	$967,118	$12,058	$-
Investments in affiliates, at value	-	-	-	-	-	2,179,602
Repurchase agreements, at value	397,097	657,029	191,056	219,927	189	-
Cash (1)	23,807	-	131,034	7,016	-	-
Foreign currency held, at value	14,447	137	21,094	2,900	480	-
Receivables:
Dividends and interest	10,145	3,312	-	22,590	5	-
Fund shares sold	-	-	3	-	7	19
Securities sold	5,164	1,070	-	19,351	-	554
Swap agreements, at value	-	-	-	93	-	-
Variation margin	1,661	-	612	238	-	-
Due from adviser	-	-	-	-	2	-
Swap agreements, at value	3,243	-	36,036	61,522	-	-
Unfunded loan commitment appreciation (see Note 10 in Notes to Financial Statements)	-	-	-	60	-	-
Forward foreign currency contracts appreciation	6,373	31,185	3,336	20,644	-	-
Prepaid expenses and other assets	-	6	-	217	1	7
Total Assets	1,280,780	1,426,469	1,330,964	1,321,676	12,742	2,180,182
LIABILITIES
Payables:
Fund shares redeemed	-	8	2,078	966	-	573
Securities purchased	3,706	375	-	20,549	-	-
Due to custodian	-	32,038	-	-	-	-
Due to broker (2)	3,610	41,048	2,110	19,667	-	-
Accrued advisory fees	835	706	1,116	789	8	508
Accrued service fees (Class I only) (3)	-	-	-	-	-	48
Accrued support service expenses	12	21	13	18	2	26
Accrued custodian, and portfolio accounting and tax fees	43	87	53	412	17	4
Accrued shareholder report expenses	6	37	6	37	10	44
Accrued trustees’ fees and expenses and deferred compensation	4	9	4	11	4	13
Accrued interest	-	-	-	1	-	-
Accrued offering expenses	9	-	9	-	-	-
Accrued other	12	28	11	25	5	28
Outstanding options written, at value	2,399	-	-	46,282	-	-
Swap agreements, at value	2,427	-	1,674	31,128	-	-
Forward foreign currency contracts depreciation	1,386	33,336	592	12,167	-	-
Forward bond contracts depreciation	-	-	-	2,325	-	-
Other liabilities	-	-	-	77	-	-
Total Liabilities	14,449	107,693	7,666	134,454	46	1,244
NET ASSETS	$1,266,331	$1,318,776	$1,323,298	$1,187,222	$12,696	$2,178,938
NET ASSETS CONSIST OF:
Paid-in capital	$1,287,995	$1,299,630	$1,316,027	$1,059,112	$582,442	$1,790,127
Undistributed/accumulated earnings (deficit)	(21,664)	19,146	7,271	128,110	(569,746)	388,811
NET ASSETS	$1,266,331	$1,318,776	$1,323,298	$1,187,222	$12,696	$2,178,938
Class I Shares:
Net Assets	$155	$4,145	$691	$13,036	$12,696	$2,178,938
Shares outstanding, $.001 par value (unlimited shares authorized)	16	409	69	1,209	3,212	107,911
Net Asset Value Per Share	$9.83	$10.14	$10.05	$10.78	$3.95	$20.19
Class P Shares:
Net Assets	$1,266,176	$1,314,631	$1,322,607	$1,174,186
Shares outstanding, $.001 par value (unlimited shares authorized)	128,777	128,946	131,604	108,351
Net Asset Value Per Share	$9.83	$10.20	$10.05	$10.84

Investments, at cost	$849,611	$729,580	$947,696	$1,007,172	$13,883	$-
Investments in affiliates, at cost	-	-	-	-	-	2,116,723
Repurchase agreements, at cost	397,097	657,029	191,056	219,927	189	-
Foreign currency held, at cost	15,012	137	21,199	2,862	488	-
Premiums received from outstanding options written	1,549	-	-	29,900	-	-

(1)	Includes cash collateral segregated for certain derivative instruments (see Notes to Schedule of Investments) in the Equity Long/Short Portfolio of $109,919.
(2)	The Absolute Return, Currency Strategies, Equity Long/Short, and Global Absolute Return Portfolios received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolios invest such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(3)	The accrued service fees for the Absolute Return, Currency Strategies, Equity Long/Short, Global Absolute Return, and Precious Metals Portfolios, in full dollars, were $3, $97, $15, $287, and $283, respectively, and are not shown on the above Statements of Assets and Liabilities due to rounding.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(In thousands, except per share amounts)

	Pacific Dynamix – Conservative Growth Portfolio	Pacific Dynamix – Moderate Growth Portfolio	Pacific Dynamix – Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio
ASSETS
Investments in affiliates, at value	$456,185	$1,748,784	$571,689	$2,249,342	$3,988,402	$14,041,538
Receivables:
Fund shares sold	6	725	362	23	-	3
Securities sold	3	-	-	2,433	1,296	5,246
Due from adviser	12	34	10	-	-	-
Prepaid expenses and other assets	1	6	1	9	14	52
Total Assets	456,207	1,749,549	572,062	2,251,807	3,989,712	14,046,839
LIABILITIES
Payables:
Fund shares redeemed	9	22	-	2,456	1,296	5,250
Securities purchased	-	703	362	-	-	-
Accrued advisory fees	76	288	94	187	332	1,172
Accrued service fees (Class I only)	10	39	13	49	88	310
Accrued support service expenses	5	20	7	29	50	179
Accrued custodian, and portfolio accounting and tax fees	7	7	7	9	9	9
Accrued shareholder report expenses	9	34	11	57	97	344
Accrued trustees’ fees and expenses and deferred compensation	3	10	3	17	28	99
Accrued other	6	21	8	34	56	201
Total Liabilities	125	1,144	505	2,838	1,956	7,564
NET ASSETS	$456,082	$1,748,405	$571,557	$2,248,969	$3,987,756	$14,039,275
NET ASSETS CONSIST OF:
Paid-in capital	$399,547	$1,495,555	$454,449	$1,786,376	$3,080,171	$10,123,102
Undistributed/accumulated earnings (deficit)	56,535	252,850	117,108	462,593	907,585	3,916,173
NET ASSETS	$456,082	$1,748,405	$571,557	$2,248,969	$3,987,756	$14,039,275
Class I Shares:
Net Assets	$456,082	$1,748,405	$571,557	$2,248,969	$3,987,756	$14,039,275
Shares outstanding, $.001 par value (unlimited shares authorized)	33,560	106,605	32,361	196,976	332,899	1,130,438
Net Asset Value Per Share	$13.59	$16.40	$17.66	$11.42	$11.98	$12.42

Investments in affiliates, at cost	$402,800	$1,508,713	$468,014	$2,091,886	$3,557,517	$12,211,799

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

(In thousands, except per share amounts)

	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio
ASSETS
Investments in affiliates, at value	$11,757,756	$2,546,239
Receivables:
Fund shares sold	12	15
Securities sold	3,764	1,659
Prepaid expenses and other assets	43	9
Total Assets	11,761,575	2,547,922
LIABILITIES
Payables:
Fund shares redeemed	3,775	1,673
Accrued advisory fees	984	213
Accrued service fees (Class I only)	261	57
Accrued support service expenses	150	32
Accrued custodian, and portfolio accounting and tax fees	8	8
Accrued shareholder report expenses	287	62
Accrued trustees’ fees and expenses and deferred compensation	83	18
Accrued other	168	37
Total Liabilities	5,716	2,100
NET ASSETS	$11,755,859	$2,545,822
NET ASSETS CONSIST OF:
Paid-in capital	$7,849,768	$1,645,113
Undistributed/accumulated earnings (deficit)	3,906,091	900,709
NET ASSETS	$11,755,859	$2,545,822
Class I Shares:
Net Assets	$11,755,859	$2,545,822
Shares outstanding, $.001 par value (unlimited shares authorized)	914,193	194,916
Net Asset Value Per Share	$12.86	$13.06

Investments in affiliates, at cost	$9,962,528	$2,117,776

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

(In thousands)

	Core Income Portfolio (1)	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$293	$-	$6	$631	$-
Interest, net of foreign taxes withheld	2,288	65,602	10,078	17,120	34,258	4
Other	109	23	124	193	15	-
Total Investment Income	2,397	65,918	10,202	17,319	34,904	4

EXPENSES
Advisory fees	366	7,513	1,363	2,790	2,262	2,061
Service fees (Class I only, see Note 6 in Notes to Financial Statements) (2)	-	232	34	140	347	429
Support services expenses	4	85	9	17	25	26
Custodian fees and expenses	2	146	6	9	10	107
Portfolio accounting and tax fees	24	226	90	246	91	75
Shareholder report expenses	2	43	5	9	14	15
Legal and audit fees	3	62	7	13	19	20
Trustees’ fees and expenses	1	26	3	5	8	8
Interest expense	-	63	-	-	1	608
Offering expenses	9	-	-	-	-	-
Other	1	29	5	8	10	12
Total Expenses	412	8,425	1,522	3,237	2,787	3,361
Advisory Fee Waiver (3)	-	-	-	(372)	-	-
Net Expenses	412	8,425	1,522	2,865	2,787	3,361
NET INVESTMENT INCOME (LOSS)	1,985	57,493	8,680	14,454	32,117	(3,357)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(1,586)	22,613	(959)	(786)	(19,204)	(26,168)
Futures contract transactions	-	536	-	-	-	(4,847)
Swap transactions	-	3,494	-	-	(35)	(11,990)
Written option transactions	-	9,582	-	-	-	636
Foreign currency transactions	-	3,803	-	-	-	21,127
Net Realized Gain (Loss)	(1,586)	40,028	(959)	(786)	(19,239)	(21,242)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(8,398)	(82,087)	863	803	21,832	27,380
Unfunded loan commitments	-	-	-	(10)	20	-
Futures contracts	-	(290)	-	-	-	22
Swaps	-	2,202	-	-	(15)	10,637
Written options	-	(572)	-	-	-	(46)
Foreign currencies	-	289	-	-	-	(4,687)
Change in Net Unrealized Appreciation (Depreciation)	(8,398)	(80,458)	863	793	21,837	33,306
NET GAIN (LOSS)	(9,984)	(40,430)	(96)	7	2,598	12,064
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7,999)	$17,063	$8,584	$14,461	$34,715	$8,707

Foreign taxes withheld on dividends and interest	$-	$96	$-	$-	$35	$1

(1)	Operations commenced on April 27, 2015.
(2)	The service fees for the Core Income Portfolio, in full dollars, was $70 and is not shown on the above Statements of Operations due to rounding.
(3)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

(In thousands)

	Inflation Strategy Portfolio	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	American Funds Growth Portfolio	American Funds Growth-Income Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$722	$-	$-	$476	$960
Interest, net of foreign taxes withheld (1)	(2,150)	50,723	15,129	38,215	-	-
Total Investment Income (Loss)	(2,150)	51,445	15,129	38,215	476	960

EXPENSES
Advisory fees	1,059	6,659	3,640	4,361	1,416	1,773
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	22	993	414	18	317	319
Support services expenses	16	76	48	27	9	12
Custodian fees and expenses	29	238	27	140	-	-
Portfolio accounting and tax fees	44	217	123	83	9	9
Shareholder report expenses	9	44	26	15	5	7
Legal and audit fees	12	60	36	21	5	7
Trustees’ fees and expenses	5	25	15	8	3	4
Interest expense	1	40	-	4	-	-
Other	8	29	18	11	4	5
Total Expenses	1,205	8,381	4,347	4,688	1,768	2,136
Advisory Fee Waiver (2)	-	-	-	-	(850)	(1,064)
Net Expenses	1,205	8,381	4,347	4,688	918	1,072
NET INVESTMENT INCOME (LOSS)	(3,355)	43,064	10,782	33,527	(442)	(112)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (3)	4,662	(53,088)	6,654	(52,284)	38,000	86,969
Futures contract transactions	(1,610)	19,848	(150)	-	-	-
Swap transactions	6,009	(17,119)	-	935	-	-
Written option transactions	1,559	5,318	-	-	-	-
Foreign currency transactions	321	50,666	130	(10,464)	-	-
Capital gain distributions from mutual fund investments	-	-	-	-	66,182	46,015
Net Realized Gain (Loss)	10,941	5,625	6,634	(61,813)	104,182	132,984

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (4)	3,026	(38,491)	(821)	52,572	(79,431)	(112,730)
Futures contracts	452	(15,072)	5	-	-	-
Swaps	(1,161)	28,451	-	(454)	-	-
Written options	(71)	2,492	-	-	-	-
Foreign currencies	56	(9,626)	507	10,038	-	-
Change in Net Unrealized Appreciation (Depreciation)	2,302	(32,246)	(309)	62,156	(79,431)	(112,730)
NET GAIN (LOSS)	13,243	(26,621)	6,325	343	24,751	20,254
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,888	$16,443	$17,107	$33,870	$24,309	$20,142

Foreign taxes withheld on dividends and interest	$-	$10	$3	$61	$-	$-

(1)	Interest income for the Inflation Strategy Portfolio includes deflationary adjustments and amortization of bond premiums, which exceeded the aggregate of interest income (see Note 4 in Notes to Financial Statements under Inflation-Indexed Bonds).
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the American Funds Growth and American Funds Growth-Income Portfolios (see Note 6 in Notes to Financial Statements).
(3)	Net realized gain (loss) on investment security transactions for the Emerging Markets Debt Portfolio is net of foreign capital gains tax withheld of $178.
(4)	Net change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Debt Portfolio is net of decrease in deferred foreign capital gains tax of $15.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

(In thousands)

	Comstock Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$17,291	$9,208	$21,779	$556	$5,349	$4,323
Interest, net of foreign taxes withheld	-	-	-	2	11	-
Total Investment Income	17,291	9,208	21,779	558	5,360	4,323

EXPENSES
Advisory fees	5,359	3,059	538	481	3,127	4,600
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	271	316	1,473	130	480	185
Support services expenses	37	23	50	3	26	30
Custodian fees and expenses	14	8	22	1	12	10
Portfolio accounting and tax fees	79	43	81	8	47	58
Shareholder report expenses	20	12	24	2	13	16
Legal and audit fees	25	16	32	2	17	20
Trustees’ fees and expenses	11	7	14	1	8	9
Interest expense	-	-	1	-	-	1
Other	19	12	22	1	14	15
Total Expenses	5,835	3,496	2,257	629	3,744	4,944
Advisory Fee Waiver (1)	(114)	-	-	-	-	(293)
Net Expenses	5,721	3,496	2,257	629	3,744	4,651
NET INVESTMENT INCOME (LOSS)	11,570	5,712	19,522	(71)	1,616	(328)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	136,606	157,702	96,569	9,567	37,276	60,762
Futures contract transactions	-	-	2,632	-	-	-
Foreign currency transactions	6,341	12	-	3	10	-
Net Realized Gain (Loss)	142,947	157,714	99,201	9,570	37,286	60,762

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(133,487)	(145,803)	(90,203)	(1,106)	2,013	16,047
Futures contracts	-	-	(1,702)	-	-	-
Foreign currencies	(1,567)	1	-	-	(6)	-
Change in Net Unrealized Appreciation (Depreciation)	(135,054)	(145,802)	(91,905)	(1,106)	2,007	16,047
NET GAIN (LOSS)	7,893	11,912	7,296	8,464	39,293	76,809
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,463	$17,624	$26,818	$8,393	$40,909	$76,481

Foreign taxes withheld on dividends and interest	$619	$50	$3	$13	$40	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Comstock and Large-Cap Growth Portfolios (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

(In thousands)

	Large-Cap Value Portfolio	Long/Short Large-Cap Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$25,265	$16,540	$13,298	$6,169	$3,275	$11,524
Interest, net of foreign taxes withheld	4	-	-	-	-	-
Securities lending	-	5	-	-	-	-
Total Investment Income	25,269	16,545	13,298	6,169	3,275	11,524

EXPENSES
Advisory fees	6,660	7,288	3,452	3,323	2,780	4,404
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	392	70	573	318	272	95
Support services expenses	53	34	36	24	20	30
Custodian fees and expenses	15	51	13	10	7	11
Portfolio accounting and tax fees	96	81	66	44	37	55
Shareholder report expenses	28	18	19	13	11	16
Legal and audit fees	37	23	25	17	13	21
Trustees’ fees and expenses	17	11	11	8	6	9
Interest expense	3	1,364	1	-	-	2
Dividend expenses	-	5,760	-	-	-	-
Other	25	17	18	13	12	16
Total Expenses	7,326	14,717	4,214	3,770	3,158	4,659
Advisory Fee Waiver (1)	-	(364)	-	-	(199)	-
Net Expenses	7,326	14,353	4,214	3,770	2,959	4,659
NET INVESTMENT INCOME (LOSS)	17,943	2,192	9,084	2,399	316	6,865

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	197,682	173,380	93,203	74,111	55,150	143,224
Closed short positions	-	(40,570)	-	-	-	-
Futures contract transactions	-	1,435	-	(688)	(1,820)	(490)
Written option transactions	-	-	-	-	741	-
Foreign currency transactions	3	-	(98)	-	(7)	(3)
Net Realized Gain (Loss)	197,685	134,245	93,105	73,423	54,064	142,731

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(202,815)	(150,525)	(63,425)	(31,614)	(19,164)	(139,292)
Short positions	-	34,979	-	-	-	-
Futures contracts	-	(568)	-	-	-	-
Written options	-	-	-	-	(623)	-
Foreign currencies	29	-	34	-	(27)	-
Change in Net Unrealized Appreciation (Depreciation)	(202,786)	(116,114)	(63,391)	(31,614)	(19,814)	(139,292)
NET GAIN (LOSS)	(5,101)	18,131	29,714	41,809	34,250	3,439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,842	$20,323	$38,798	$44,208	$34,566	$10,304

Foreign taxes withheld on dividends and interest	$648	$12	$195	$2	$-	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Long/Short Large-Cap and Mid-Cap Growth Portfolios (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

(In thousands)

	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$5,485	$1,621	$5,316	$6,486	$9,973	$16,771
Interest, net of foreign taxes withheld	60	-	-	-	-	-
Total Investment Income	5,545	1,621	5,316	6,486	9,973	16,771

EXPENSES
Advisory fees	2,313	1,971	1,095	2,480	3,182	6,869
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	63	151	453	208	22	395
Support services expenses	13	15	15	16	20	39
Custodian fees and expenses	14	10	9	14	10	267
Portfolio accounting and tax fees	49	29	39	47	36	135
Shareholder report expenses	8	8	8	9	11	21
Legal and audit fees	10	10	10	11	14	30
Trustees’ fees and expenses	4	5	5	5	6	12
Interest expense	-	-	-	-	-	1
Other	9	9	9	9	11	20
Total Expenses	2,483	2,208	1,643	2,799	3,312	7,789
Advisory Fee Waiver (1)	(308)	-	-	-	-	-
Net Expenses	2,175	2,208	1,643	2,799	3,312	7,789
NET INVESTMENT INCOME (LOSS)	3,370	(587)	3,673	3,687	6,661	8,982

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (2)	36,803	50,955	35,909	46,544	27,008	(32,263)
Futures contract transactions	308	-	907	(1,060)	(194)	-
Foreign currency transactions	16	-	-	11	-	(404)
Net Realized Gain (Loss)	37,127	50,955	36,816	45,495	26,814	(32,667)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (3)	(35,716)	17,253	(11,203)	(31,972)	(29,234)	16,517
Futures contracts	(202)	-	(440)	-	-	-
Foreign currencies	-	-	-	(1)	-	(6)
Change in Net Unrealized Appreciation (Depreciation)	(35,918)	17,253	(11,643)	(31,973)	(29,234)	16,511
NET GAIN (LOSS)	1,209	68,208	25,173	13,522	(2,420)	(16,156)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,579	$67,621	$28,846	$17,209	$4,241	($7,174)

Foreign taxes withheld on dividends and interest	$25	$-	$3	$36	$11	$1,544

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Small-Cap Equity Portfolio (see Note 6 in Notes to Financial Statements).
(2)	Net realized gain (loss) on investment security transactions for the Emerging Markets Portfolio is net of foreign capital gains tax withheld of $3,063.
(3)	Net change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $2,041.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

(In thousands)

	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$39,333	$23,451	$22,865	$1,956	$11,400	$304
Interest, net of foreign taxes withheld	2	-	-	-	-	-
Total Investment Income	39,335	23,451	22,865	1,956	11,400	304

EXPENSES
Advisory fees	9,577	6,000	4,374	1,731	3,461	453
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	518	69	317	385	357	100
Support services expenses	58	29	32	8	19	2
Custodian fees and expenses	106	57	66	8	6	2
Portfolio accounting and tax fees	127	76	76	20	38	8
Shareholder report expenses	28	16	16	4	11	1
Legal and audit fees	42	22	24	6	13	2
Trustees’ fees and expenses	17	9	10	2	6	1
Interest expense	4	6	4	1	3	-
Other	25	15	15	3	11	1
Total Expenses	10,502	6,299	4,934	2,168	3,925	570
Advisory Fee Waiver (1)	-	(143)	-	-	-	-
Net Expenses	10,502	6,156	4,934	2,168	3,925	570
NET INVESTMENT INCOME (LOSS)	28,833	17,295	17,931	(212)	7,475	(266)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	98,027	42,552	24,883	42,187	61,585	1,262
Futures contract transactions	7	(3,045)	4,395	-	-	-
Written option transactions	-	-	-	24	-	60
Foreign currency transactions	(192)	2,960	5,645	25	-	(2)
Net Realized Gain (Loss)	97,842	42,467	34,923	42,236	61,585	1,320

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	45,711	81,228	53,692	11,258	(117,137)	2,818
Futures contracts	-	-	(408)	-	-	-
Written options	-	-	-	-	-	51
Foreign currencies	181	80	209	(951)	-	-
Change in Net Unrealized Appreciation (Depreciation)	45,892	81,308	53,493	10,307	(117,137)	2,869
NET GAIN (LOSS)	143,734	123,775	88,416	52,543	(55,552)	4,189
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$172,567	$141,070	$106,347	$52,331	($48,077)	$3,923

Foreign taxes withheld on dividends and interest	$4,204	$2,163	$2,597	$64	$-	$18

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the International Small-Cap Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

(In thousands)

	Absolute Return Portfolio (1)	Currency Strategies Portfolio	Equity Long/Short Portfolio (1)	Global Absolute Return Portfolio	Precious Metals Portfolio	American Funds Asset Allocation Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$2	$1	$551	$963	$-
Dividends from affiliated mutual fund investments	-	-	-	-	-	8,976
Interest, net of foreign taxes withheld	3,634	1,513	83	45,184	1	-
Total Investment Income	3,634	1,515	84	45,735	964	8,976

EXPENSES
Advisory fees	1,800	4,970	2,765	5,648	808	7,787
Service fees (Class I only, see Note 6 in Notes to Financial Statements) (2)	-	5	-	12	14	2,128
Support services expenses	12	38	13	35	5	48
Custodian fees and expenses	17	60	8	673	8	-
Portfolio accounting and tax fees	26	117	46	117	18	9
Shareholder report expenses	6	20	6	19	4	25
Legal and audit fees	9	28	8	26	3	32
Trustees’ fees and expenses	4	11	4	11	2	14
Interest expense	4	13	1	70	-	-
Offering expenses	9	-	9	-	-	-
Other	2	14	2	14	4	12
Total Expenses	1,889	5,276	2,862	6,625	866	10,055
Advisory Fee Waiver (3)	-	-	(361)	-	-	(4,787)
Adviser Reimbursement (4)	-	-	-	-	(2)	-
Net Expenses	1,889	5,276	2,501	6,625	864	5,268
NET INVESTMENT INCOME (LOSS)	1,745	(3,761)	(2,417)	39,110	100	3,708

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(9,155)	(61,560)	-	(43,414)	(242,822)	-
Investment securities from affiliated mutual fund investments	-	-	-	-	-	18,237
Futures contract transactions	2,787	-	(8,363)	(7,131)	-	-
Swap transactions	5,043	-	(506)	4,088	-	-
Written option transactions	748	-	-	5,811	-	-
Foreign currency transactions	(6,073)	(6,461)	(2,847)	73,572	79	-
Capital gain distributions from affiliated mutual fund investments	-	-	-	-	-	153,074
Forward bonds	-	-	-	824	-	-
Net Realized Gain (Loss)	(6,650)	(68,021)	(11,716)	33,750	(242,743)	171,311

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (5)	(30,768)	39,262	96	6,725	240,727	-
Investment securities from affiliated mutual fund investments	-	-	-	-	-	(159,418)
Unfunded loan commitment	-	-	-	44	-	-
Short positions	-	-	-	197	-	-
Futures contracts	332	-	(15,812)	1,461	-	-
Swaps	9,513	-	34,362	(4,048)	-	-
Written options	(851)	-	-	(1,087)	-	-
Foreign currencies	5,015	(34,771)	2,758	(24,134)	24	-
Forward bonds	-	-	-	(1,861)	-	-
Change in Net Unrealized Appreciation (Depreciation)	(16,759)	4,491	21,404	(22,703)	240,751	(159,418)
NET GAIN (LOSS)	(23,409)	(63,530)	9,688	11,047	(1,992)	11,893
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($21,664)	($67,291)	$7,271	$50,157	($1,892)	$15,601

Foreign taxes withheld on dividends and interest	$74	$-	$-	$471	$158	$-

(1)	Operations commenced on April 27, 2015.
(2)	The service fees for the Absolute Return and Equity Long/Short Portfolios, in full dollars, were $44 and $105, and were not shown on the above Statements of Operations due to rounding.
(3)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Equity Long/Short and American Funds Asset Allocation Portfolios (see Note 6 in Notes to Financial Statements).
(4)	Pacific Life Fund Advisors LLC reimbursed expenses for the Precious Metals Portfolio (see Note 7B in Notes to Financial Statements).
(5)	Net change in net unrealized appreciation (depreciation) on investment securities for the Global Absolute Return Portfolio is net of decrease in deferred foreign capital gains tax of $31.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

(In thousands)

	Pacific Dynamix – Conservative Growth Portfolio	Pacific Dynamix – Moderate Growth Portfolio	Pacific Dynamix – Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio
INVESTMENT INCOME
Total Investment Income (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Advisory fees	450	1,670	545	1,168	2,044	7,224
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	450	1,670	545	2,337	4,088	14,447
Support services expenses	10	37	12	54	94	333
Portfolio accounting and tax fees	15	15	15	18	19	20
Shareholder report expenses	5	19	7	30	51	180
Legal and audit fees	7	25	8	38	65	231
Trustees’ fees and expenses	3	11	4	17	29	102
Other	2	9	3	14	25	89
Total Expenses	942	3,456	1,139	3,676	6,415	22,626
Adviser Reimbursement (2)	(89)	(334)	(128)	-	-	-
Net Expenses	853	3,122	1,011	3,676	6,415	22,626
NET INVESTMENT INCOME (LOSS)	(853)	(3,122)	(1,011)	(3,676)	(6,415)	(22,626)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	4,160	11,150	5,220	42,277	84,615	345,083
Net Realized Gain (Loss)	4,160	11,150	5,220	42,277	84,615	345,083

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments	550	14,438	6,273	(8,363)	(11,298)	(39,555)
Change in Net Unrealized Appreciation (Depreciation)	550	14,438	6,273	(8,363)	(11,298)	(39,555)
NET GAIN (LOSS)	4,710	25,588	11,493	33,914	73,317	305,528
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,857	$22,466	$10,482	$30,238	$66,902	$282,902

(1)	No dividends and capital gains distributions were received by any of the portfolios above from their underlying portfolios for the period ended June 30, 2015 under the current dividend and distributions policy (see Note 2B in Notes to Financial Statements).
(2)	Pacific Life Fund Advisors LLC reimbursed expenses for the Pacific Dynamic – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (see Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

(In thousands)

	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio
INVESTMENT INCOME
Total Investment Income (1)	$-	$-

EXPENSES
Advisory fees	6,036	1,302
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	12,072	2,604
Support services expenses	278	60
Portfolio accounting and tax fees	19	18
Shareholder report expenses	151	32
Legal and audit fees	193	42
Trustees’ fees and expenses	85	18
Other	74	16
Total Expenses	18,908	4,092
Net Expenses	18,908	4,092
NET INVESTMENT INCOME (LOSS)	(18,908)	(4,092)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	347,328	64,628
Net Realized Gain (Loss)	347,328	64,628

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments	(50,721)	4,543
Change in Net Unrealized Appreciation (Depreciation)	(50,721)	4,543
NET GAIN (LOSS)	296,607	69,171
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$277,699	$65,079

(1)	No dividends and capital gains distributions were received by any of the portfolios above from their underlying portfolios for the period ended June 30, 2015 under the current dividend and distributions policy (see Note 2B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)

	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Core Income Portfolio (2)		Diversified Bond Portfolio		Floating Rate Income Portfolio
OPERATIONS
Net investment income (loss)	$1,985		$57,493	$107,936	$8,680	$14,966
Net realized gain (loss)	(1,586)		40,028	51,505	(959)	29
Change in net unrealized appreciation (depreciation)	(8,398)		(80,458)	72,588	863	(13,670)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,999)		17,063	232,029	8,584	1,325
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	597		44,989	149,745	7,243	28,157
Class P	427,324		180,973	928,984	90,451	104,806
Cost of shares repurchased
Class I	(35)		(17,447)	(42,744)	(4,236)	(13,147)
Class P	(7,004)		(310,990)	(341,602)	(16,474)	(18,606)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	420,882		(102,475)	694,383	76,984	101,210
NET INCREASE (DECREASE) IN NET ASSETS	412,883		(85,412)	926,412	85,568	102,535
NET ASSETS
Beginning of Year or Period	-		3,857,281	2,930,869	388,626	286,091
End of Year or Period	$412,883		$3,771,869	$3,857,281	$474,194	$388,626
Undistributed/Accumulated Net Investment Income (Loss)	N/A		N/A	$104,991	N/A	$14,964

	Floating Rate Loan Portfolio		High Yield Bond Portfolio		Inflation Managed Portfolio
OPERATIONS
Net investment income (loss)	$14,454	$28,625	$32,117	$68,557	($3,357)	$33,941
Net realized gain (loss)	(786)	(1,505)	(19,239)	12,325	(21,242)	21,241
Change in net unrealized appreciation (depreciation)	793	(19,416)	21,837	(71,306)	33,306	(8,926)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,461	7,704	34,715	9,576	8,707	46,256
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,004	30,923	45,275	119,695	7,942	27,935
Class P	81,295	117,895	119,908	5,808	362	179,290
Cost of shares repurchased
Class I	(13,443)	(44,210)	(71,800)	(159,575)	(34,752)	(104,917)
Class P	(41,332)	(121,721)	(57,256)	(112,504)	(418,427)	(285,732)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	32,524	(17,113)	36,127	(146,576)	(444,875)	(183,424)
NET INCREASE (DECREASE) IN NET ASSETS	46,985	(9,409)	70,842	(137,000)	(436,168)	(137,168)
NET ASSETS
Beginning of Year or Period	736,592	746,001	1,098,182	1,235,182	1,196,699	1,333,867
End of Year or Period	$783,577	$736,592	$1,169,024	$1,098,182	$760,531	$1,196,699
Undistributed/Accumulated Net Investment Income (Loss)	N/A	$28,578	N/A	$68,446	N/A	$30,277

(1)	Unaudited.
(2)	Operations commenced on April 27, 2015.
N/A	Not applicable to the portfolios electing partnership treatment for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Inflation Strategy Portfolio		Managed Bond Portfolio		Short Duration Bond Portfolio
OPERATIONS
Net investment income (loss)	($3,355)	$3,938	$43,064	$87,448	$10,782	$26,579
Net realized gain (loss)	10,941	4,351	5,625	105,843	6,634	1,337
Change in net unrealized appreciation (depreciation)	2,302	17,548	(32,246)	9,458	(309)	(9,029)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,888	25,837	16,443	202,749	17,107	18,887
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	3,951	8,619	23,668	60,131	39,639	115,733
Class P	282	4,162	107,035	95,199	1,083	11,808
Cost of shares repurchased
Class I	(2,699)	(7,661)	(124,295)	(370,464)	(23,048)	(48,893)
Class P	(469,752)	(257,317)	(176,165)	(1,103,638)	(1,036,249)	(144,020)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(468,218)	(252,197)	(169,757)	(1,318,772)	(1,018,575)	(65,372)
NET INCREASE (DECREASE) IN NET ASSETS	(458,330)	(226,360)	(153,314)	(1,116,023)	(1,001,468)	(46,485)
NET ASSETS
Beginning of Year or Period	739,928	966,288	3,457,713	4,573,736	2,202,542	2,249,027
End of Year or Period	$281,598	$739,928	$3,304,399	$3,457,713	$1,201,074	$2,202,542
Undistributed/Accumulated Net Investment Income (Loss)	N/A	$17,720	N/A	$100,113	N/A	$23,782

	Emerging Markets Debt Portfolio		American Funds Growth Portfolio		American Funds Growth-Income Portfolio
OPERATIONS
Net investment income (loss)	$33,527	$62,916	($442)	$3,735	($112)	$5,531
Net realized gain (loss)	(61,813)	(25,182)	104,182	30,014	132,984	162,755
Change in net unrealized appreciation (depreciation)	62,156	(89,089)	(79,431)	(4,731)	(112,730)	(114,036)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,870	(51,355)	24,309	29,018	20,142	54,250
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	4,307	7,928	17,888	40,877	13,739	48,072
Class P	1,671	381,056	-	13,933	-	31,702
Cost of shares repurchased
Class I	(3,400)	(5,909)	(13,995)	(28,095)	(16,586)	(31,130)
Class P	(333,735)	(84,678)	(97,685)	-	(245,409)	(382,633)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(331,157)	298,397	(93,792)	26,715	(248,256)	(333,989)
NET INCREASE (DECREASE) IN NET ASSETS	(297,287)	247,042	(69,483)	55,733	(228,114)	(279,739)
NET ASSETS
Beginning of Year or Period	1,218,298	971,256	396,068	340,335	550,644	830,383
End of Year or Period	$921,011	$1,218,298	$326,585	$396,068	$322,530	$550,644
Undistributed/Accumulated Net Investment Income (Loss)	N/A	$38,019	N/A	N/A	N/A	N/A

(1)	Unaudited.
N/A	Not applicable to the portfolios electing partnership treatment for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Comstock Portfolio		Dividend Growth Portfolio		Equity Index Portfolio
OPERATIONS
Net investment income (loss)	$11,570	$28,279	$5,712	$11,492	$19,522	$25,232
Net realized gain (loss)	142,947	296,829	157,714	64,548	99,201	23,957
Change in net unrealized appreciation (depreciation)	(135,054)	(180,770)	(145,802)	35,327	(91,905)	144,769
Net Increase (Decrease) in Net Assets Resulting from Operations	19,463	144,338	17,624	111,367	26,818	193,958
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	11,860	58,752	15,130	41,607	213,920	178,961
Class P	434	207,072	4,935	104,920	133	708,593
Cost of shares repurchased
Class I	(14,282)	(41,833)	(15,381)	(22,373)	(67,592)	(116,171)
Class P	(312,621)	(542,210)	(345,756)	(87,473)	(191,217)	(52,973)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(314,609)	(318,219)	(341,072)	36,681	(44,756)	718,410
NET INCREASE (DECREASE) IN NET ASSETS	(295,146)	(173,881)	(323,448)	148,048	(17,938)	912,368
NET ASSETS
Beginning of Year or Period	1,641,520	1,815,401	1,041,082	893,034	2,090,167	1,177,799
End of Year or Period	$1,346,374	$1,641,520	$717,634	$1,041,082	$2,072,229	$2,090,167
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Focused Growth Portfolio		Growth Portfolio		Large-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	($71)	($307)	$1,616	$2,592	($328)	($39)
Net realized gain (loss)	9,570	25,718	37,286	71,657	60,762	175,752
Change in net unrealized appreciation (depreciation)	(1,106)	(14,372)	2,007	17,806	16,047	(70,215)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,393	11,039	40,909	92,055	76,481	105,498
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	18,780	18,100	13,604	11,587	16,160	28,599
Class P	-	-	135,248	89,695	52,333	162,200
Cost of shares repurchased
Class I	(11,641)	(32,891)	(36,913)	(67,830)	(13,315)	(36,580)
Class P	-	-	(63,210)	(44,915)	(154,092)	(223,132)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,139	(14,791)	48,729	(11,463)	(98,914)	(68,913)
NET INCREASE (DECREASE) IN NET ASSETS	15,532	(3,752)	89,638	80,592	(22,433)	36,585
NET ASSETS
Beginning of Year or Period	122,061	125,813	1,108,726	1,028,134	1,315,581	1,278,996
End of Year or Period	$137,593	$122,061	$1,198,364	$1,108,726	$1,293,148	$1,315,581
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
N/A	Not applicable to the portfolios electing partnership treatment for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Large-Cap Value Portfolio		Long/Short Large-Cap Portfolio		Main Street Core Portfolio
OPERATIONS
Net investment income (loss)	$17,943	$53,516	$2,192	$9,307	$9,084	$16,610
Net realized gain (loss)	197,685	345,697	134,245	305,307	93,105	274,415
Change in net unrealized appreciation (depreciation)	(202,786)	(140,193)	(116,114)	(101,817)	(63,391)	(127,121)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,842	259,020	20,323	212,797	38,798	163,904
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	9,229	33,010	7,230	27,477	4,934	26,316
Class P	8,898	295,926	1,814	221,957	13,217	158,369
Cost of shares repurchased
Class I	(26,885)	(64,173)	(11,562)	(9,202)	(39,258)	(129,424)
Class P	(358,034)	(638,450)	(157,482)	(403,774)	(143,945)	(183,420)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(366,792)	(373,687)	(160,000)	(163,542)	(165,052)	(128,159)
NET INCREASE (DECREASE) IN NET ASSETS	(353,950)	(114,667)	(139,677)	49,255	(126,254)	35,745
NET ASSETS
Beginning of Year or Period	2,385,053	2,499,720	1,520,095	1,470,840	1,590,895	1,555,150
End of Year or Period	$2,031,103	$2,385,053	$1,380,418	$1,520,095	$1,464,641	$1,590,895
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	$2,399	$4,134	$316	$1,345	$6,865	$13,326
Net realized gain (loss)	73,423	185,586	54,064	43,744	142,731	191,912
Change in net unrealized appreciation (depreciation)	(31,614)	(141,593)	(19,814)	27,428	(139,292)	(116,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,208	48,127	34,566	72,517	10,304	88,818
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	16,659	19,295	18,718	30,874	10,971	29,112
Class P	1,901	11,975	201	49,647	12,396	65,896
Cost of shares repurchased
Class I	(24,821)	(65,516)	(14,434)	(32,269)	(10,290)	(43,213)
Class P	(163,303)	(157,985)	(254,160)	(95,654)	(198,730)	(184,527)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(169,564)	(192,231)	(249,675)	(47,402)	(185,653)	(132,732)
NET INCREASE (DECREASE) IN NET ASSETS	(125,356)	(144,104)	(215,109)	25,115	(175,349)	(43,914)
NET ASSETS
Beginning of Year or Period	1,059,708	1,203,812	872,857	847,742	1,337,058	1,380,972
End of Year or Period	$934,352	$1,059,708	$657,748	$872,857	$1,161,709	$1,337,058
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
N/A	Not applicable to the portfolios electing partnership treatment for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Small-Cap Equity Portfolio		Small-Cap Growth Portfolio		Small-Cap Index Portfolio
OPERATIONS
Net investment income (loss)	$3,370	$7,100	($587)	($2,114)	$3,673	$6,305
Net realized gain (loss)	37,127	170,881	50,955	95,424	36,816	87,484
Change in net unrealized appreciation (depreciation)	(35,918)	(171,297)	17,253	(80,650)	(11,643)	(69,099)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,579	6,684	67,621	12,660	28,846	24,690
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,134	13,060	23,839	24,079	20,738	36,128
Class P	119,001	1,288	27,031	148,405	294,066	1,057
Cost of shares repurchased
Class I	(5,580)	(15,462)	(11,306)	(42,619)	(24,972)	(110,826)
Class P	(38,033)	(448,609)	(104,761)	(60,714)	(20,598)	(126,884)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	81,522	(449,723)	(65,197)	69,151	269,234	(200,525)
NET INCREASE (DECREASE) IN NET ASSETS	86,101	(443,039)	2,424	81,811	298,080	(175,835)
NET ASSETS
Beginning of Year or Period	594,957	1,037,996	657,956	576,145	628,176	804,011
End of Year or Period	$681,058	$594,957	$660,380	$657,956	$926,256	$628,176
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Small-Cap Value Portfolio		Value Advantage Portfolio		Emerging Markets Portfolio
OPERATIONS
Net investment income (loss)	$3,687	$10,261	$6,661	$16,811	$8,982	$16,433
Net realized gain (loss)	45,495	125,244	26,814	40,491	(32,667)	114,452
Change in net unrealized appreciation (depreciation)	(31,973)	(97,078)	(29,234)	58,845	16,511	(211,055)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,209	38,427	4,241	116,147	(7,174)	(80,170)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	13,908	17,604	3,914	25,791	25,596	61,553
Class P	709	259,899	295,563	11,562	63,145	175,826
Cost of shares repurchased
Class I	(18,393)	(34,881)	(9,414)	(7,814)	(32,164)	(98,373)
Class P	(211,888)	(85,987)	(67,872)	(103,426)	(83,590)	(141,224)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(215,664)	156,635	222,191	(73,887)	(27,013)	(2,218)
NET INCREASE (DECREASE) IN NET ASSETS	(198,455)	195,062	226,432	42,260	(34,187)	(82,388)
NET ASSETS
Beginning of Year or Period	734,613	539,551	884,921	842,661	1,717,263	1,799,651
End of Year or Period	$536,158	$734,613	$1,111,353	$884,921	$1,683,076	$1,717,263
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	$14,496

(1)	Unaudited.
N/A	Not applicable to the portfolios electing partnership treatment for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	International Large-Cap Portfolio		International Small-Cap Portfolio		International Value Portfolio
OPERATIONS
Net investment income (loss)	$28,833	$30,875	$17,295	$23,578	$17,931	$45,920
Net realized gain (loss)	97,842	49,884	42,467	145,662	34,923	82,335
Change in net unrealized appreciation (depreciation)	45,892	(184,361)	81,308	(192,633)	53,493	(257,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	172,567	(103,602)	141,070	(23,393)	106,347	(129,209)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	37,019	62,783	18,942	16,834	10,741	20,129
Class P	63,256	977,369	488,784	462	978	439,328
Cost of shares repurchased
Class I	(21,500)	(74,520)	(7,990)	(15,703)	(16,220)	(36,337)
Class P	(225,407)	(106,337)	(114,533)	(192,279)	(298,019)	(194,586)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(146,632)	859,295	385,203	(190,686)	(302,520)	228,534
NET INCREASE (DECREASE) IN NET ASSETS	25,935	755,693	526,273	(214,079)	(196,173)	99,325
NET ASSETS
Beginning of Year or Period	2,440,527	1,684,834	1,214,698	1,428,777	1,372,968	1,273,643
End of Year or Period	$2,466,462	$2,440,527	$1,740,971	$1,214,698	$1,176,795	$1,372,968
Undistributed/Accumulated Net Investment Income (Loss)	N/A	$30,186	N/A	$19,585	N/A	$44,237

	Health Sciences Portfolio		Real Estate Portfolio		Technology Portfolio
OPERATIONS
Net investment income (loss)	($212)	($747)	$7,475	$16,977	($266)	($463)
Net realized gain (loss)	42,236	84,684	61,585	219,153	1,320	15,356
Change in net unrealized appreciation (depreciation)	10,307	(20,214)	(117,137)	32,657	2,869	(6,639)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,331	63,723	(48,077)	268,787	3,923	8,254
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	45,733	57,449	33,967	68,833	14,127	22,063
Class P	-	-	101,180	439	-	-
Cost of shares repurchased
Class I	(16,450)	(46,719)	(71,794)	(63,610)	(6,250)	(19,513)
Class P	-	-	(91,192)	(479,835)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	29,283	10,730	(27,839)	(474,173)	7,877	2,550
NET INCREASE (DECREASE) IN NET ASSETS	81,614	74,453	(75,916)	(205,386)	11,800	10,804
NET ASSETS
Beginning of Year or Period	342,457	268,004	872,793	1,078,179	93,806	83,002
End of Year or Period	$424,071	$342,457	$796,877	$872,793	$105,606	$93,806
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
N/A	Not applicable to the portfolios electing partnership treatment for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Absolute Return Portfolio (2)		Currency Strategies Portfolio		Equity Long/Short Portfolio (2)
OPERATIONS
Net investment income (loss)	$1,745		($3,761)	($9,009)	($2,417)
Net realized gain (loss)	(6,650)		(68,021)	98,950	(11,716)
Change in net unrealized appreciation (depreciation)	(16,759)		4,491	(18,078)	21,404
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,664)		(67,291)	71,863	7,271
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	221		913	3,513	763
Class P	1,309,023		3,339	289,586	1,378,965
Cost of shares repurchased
Class I	(64)		(1,072)	(1,745)	(70)
Class P	(21,185)		(351,324)	(60,303)	(63,631)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,287,995		(348,144)	231,051	1,316,027
NET INCREASE (DECREASE) IN NET ASSETS	1,266,331		(415,435)	302,914	1,323,298
NET ASSETS
Beginning of Year or Period	-		1,734,211	1,431,297	-
End of Year or Period	$1,266,331		$1,318,776	$1,734,211	$1,323,298
Undistributed/Accumulated Net Investment Income (Loss)	N/A		N/A	$88,923	N/A

	Global Absolute Return Portfolio		Precious Metals Portfolio		American Funds Asset Allocation Portfolio
OPERATIONS
Net investment income (loss)	$39,110	$82,779	$100	$54	$3,708	$25,568
Net realized gain (loss)	33,750	26,647	(242,743)	(212,288)	171,311	102,692
Change in net unrealized appreciation (depreciation)	(22,703)	(9,923)	240,751	198,903	(159,418)	(33,311)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,157	99,503	(1,892)	(13,331)	15,601	94,949
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	3,667	5,290	2,887	20,828	130,937	475,800
Class P	22,698	2,989	954	19,797	-	-
Cost of shares repurchased
Class I	(1,643)	(2,418)	(2,850)	(12,363)	(53,226)	(40,430)
Class P	(432,845)	(503,906)	(318,583)	(168,144)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(408,123)	(498,045)	(317,592)	(139,882)	77,711	435,370
NET INCREASE (DECREASE) IN NET ASSETS	(357,966)	(398,542)	(319,484)	(153,213)	93,312	530,319
NET ASSETS
Beginning of Year or Period	1,545,188	1,943,730	332,180	485,393	2,085,626	1,555,307
End of Year or Period	$1,187,222	$1,545,188	$12,696	$332,180	$2,178,938	$2,085,626
Undistributed/Accumulated Net Investment Income (Loss)	N/A	$89,326	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	Operations commenced on April 27, 2015.
N/A	Not applicable to the portfolios electing partnership treatment for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	Pacific Dynamix – Conservative Growth Portfolio		Pacific Dynamix – Moderate Growth Portfolio		Pacific Dynamix – Growth Portfolio
OPERATIONS
Net investment income (loss)	($853)	($1,480)	($3,122)	($5,117)	($1,011)	($1,746)
Net realized gain (loss)	4,160	2,982	11,150	4,448	5,220	6,677
Change in net unrealized appreciation (depreciation)	550	19,112	14,438	72,989	6,273	20,226
Net Increase (Decrease) in Net Assets Resulting from Operations	3,857	20,614	22,466	72,320	10,482	25,157
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	36,937	93,534	155,240	368,127	52,845	106,604
Cost of shares repurchased - Class I	(26,362)	(15,277)	(9,580)	(11,687)	(16,539)	(25,660)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,575	78,257	145,660	356,440	36,306	80,944
NET INCREASE (DECREASE) IN NET ASSETS	14,432	98,871	168,126	428,760	46,788	106,101
NET ASSETS
Beginning of Year or Period	441,650	342,779	1,580,279	1,151,519	524,769	418,668
End of Year or Period	$456,082	$441,650	$1,748,405	$1,580,279	$571,557	$524,769
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate-Conservative Portfolio		Portfolio Optimization Moderate Portfolio
OPERATIONS
Net investment income (loss)	($3,676)	($8,248)	($6,415)	($13,661)	($22,626)	($48,497)
Net realized gain (loss)	42,277	68,696	84,615	89,442	345,083	571,218
Change in net unrealized appreciation (depreciation)	(8,363)	30,842	(11,298)	97,602	(39,555)	180,084
Net Increase (Decrease) in Net Assets Resulting from Operations	30,238	91,290	66,902	173,383	282,902	702,805
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	11,705	108,275	16,295	83,197	24,209	52,006
Cost of shares repurchased - Class I	(215,815)	(615,398)	(292,127)	(565,861)	(1,093,168)	(1,812,927)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(204,110)	(507,123)	(275,832)	(482,664)	(1,068,959)	(1,760,921)
NET INCREASE (DECREASE) IN NET ASSETS	(173,872)	(415,833)	(208,930)	(309,281)	(786,057)	(1,058,116)
NET ASSETS
Beginning of Year or Period	2,422,841	2,838,674	4,196,686	4,505,967	14,825,332	15,883,448
End of Year or Period	$2,248,969	$2,422,841	$3,987,756	$4,196,686	$14,039,275	$14,825,332
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive-Growth Portfolio
OPERATIONS
Net investment income (loss)	($18,908)	($40,454)	($4,092)	($8,711)
Net realized gain (loss)	347,328	560,081	64,628	139,800
Change in net unrealized appreciation (depreciation)	(50,721)	120,490	4,543	11,654
Net Increase (Decrease) in Net Assets Resulting from Operations	277,699	640,117	65,079	142,743
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	16,061	55,033	11,857	17,448
Cost of shares repurchased - Class I	(838,535)	(1,761,870)	(170,537)	(397,298)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(822,474)	(1,706,837)	(158,680)	(379,850)
NET INCREASE (DECREASE) IN NET ASSETS	(544,775)	(1,066,720)	(93,601)	(237,107)
NET ASSETS
Beginning of Year or Period	12,300,634	13,367,354	2,639,423	2,876,530
End of Year or Period	$11,755,859	$12,300,634	$2,545,822	$2,639,423
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A

(1)	Unaudited.
N/A	Not applicable to the portfolios electing partnership treatment for Federal income tax purposes (see Note 13 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

(In thousands)

	Inflation Managed Portfolio	Long/Short Large-Cap Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	$8,707	$20,323
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(404,234)	(1,349,058)
Proceeds from disposition of long-term securities	924,350	1,614,040
Purchases to cover securities sold short	-	(516,646)
Proceeds from securities sold short	2,048	411,362
Proceeds (purchases) of short-term securities, net	206,926	9,223
Proceeds (purchases) of foreign currency transactions	21,272	-
(Increase) decrease in swaps premiums	(198)	-
(Increase) decrease in cash collateral received for securities on loan (2)	-	54,325
(Increase) decrease in dividends and interest receivable	3,737	780
(Increase) decrease in receivable for securities sold	12,022	14,495
(Increase) decrease in other receivables	-	(240)
(Increase) decrease in prepaid expenses and other assets	(1)	(6)
(Increase) decrease in variation margin	429	(269)
Increase (decrease) in payable upon return of securities loaned	-	(54,325)
Increase (decrease) in payable for securities purchased	1,494	(25,259)
Increase (decrease) in payable due to brokers	(3,674)	-
Increase (decrease) in accrued advisory fees	(161)	(126)
Increase (decrease) in accrued service fees	(3)	(1)
Increase (decrease) in accrued support service expenses	4	6
Increase (decrease) in accrued custodian, and portfolio accounting and tax fees	14	3
Increase (decrease) in accrued shareholder report expenses	12	15
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	1	1
Increase (decrease) in accrued dividends and interest payable (3)	8	70
Increase (decrease) in accrued other payables	(4)	(6)
Increase (decrease) in accrued other liabilities	67	-
Change in net unrealized (appreciation) depreciation on investments securities	(27,380)	115,546
Change in net unrealized (appreciation) depreciation on written options	46	-
Change in net unrealized (appreciation) depreciation on foreign currencies	4,687	-
Change in net unrealized (appreciation) depreciation on swaps (4)	1,223	-
Net realized (gain) loss on investment securities	26,168	(132,810)
Net realized (gain) loss on written options	(636)	-
Net realized (gain) loss on foreign currency	(21,127)	-
Net amortization on investments	2,619	-
Net cash provided by (used in) operating activities	758,416	161,443

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	8,283	9,043
Payments on shares redeemed	(454,003)	(170,463)
Proceeds from reverse repurchase agreements	15,806	-
Payments on reverse repurchase agreements	(15,806)	-
Proceeds from sale-buyback financing transactions	3,984,221	-
Payments on sale-buyback financing transactions	(4,289,605)	-
Net cash provided by (used in) financing activities	(751,104)	(161,420)

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	7,312	23

CASH AND FOREIGN CURRENCY:
Beginning of Period	2,884	1,428
End of Period	$10,196	$1,451

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statements of Cash Flows. The cash amounts shown in the Statements of Cash Flows are the amounts included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Inflation Managed and Long/Short Large-Cap Portfolios have not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.
(2)	Cash collateral is received by the Long/Short Large-Cap Portfolio for securities on loan which is used as collateral to cover securities sold short and is therefore uninvested (see Note 8 in Notes to Financial Statements).
(3)	Interest paid by the Inflation Managed and Long/Short Large-Cap Portfolios were $608 and $1,364, respectively.
(4)	Excludes centrally cleared swaps included in variation margin.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data	Ratios to Average Net Assets	Supplemental Data
Investment Operations	Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Core Income
Class I
2015 (6), (7)	$10.00	$0.05	($0.24)	($0.19)	$-	$-	$-	$9.81	0.77%	0.77%	2.91%	(1.92%)	$559	14%
Class P
2015 (6), (7)	10.00	0.05	(0.24)	(0.19)	-	-	-	9.81	0.56%	0.56%	2.71%	(1.89%)	412,324	14%
Diversified Bond
Class I
2015 (6)	$8.72	$0.13	($0.10)	$0.03	$-	$-	$-	$8.75	0.64%	0.64%	2.87%	0.37%	$239,735	119%
2014	8.10	0.27	0.35	0.62	-	-	-	8.72	0.63%	0.63%	3.17%	7.69%	211,788	259%
2013	8.20	0.24	(0.34)	(0.10)	-	-	-	8.10	0.63%	0.63%	2.91%	(1.15%)	96,448	253%
2012	7.86	0.24	0.41	0.65	(0.24)	(0.07)	(0.31)	8.20	0.64%	0.64%	2.89%	8.37%	113,422	366%
2011	10.01	0.34	0.25	0.59	(2.74)	-	(2.74)	7.86	0.66%	0.66%	3.36%	5.94%	106,167	701%
2010	9.54	0.35	0.41	(8)	0.76	(0.29)	-	(0.29)	10.01	0.63%	0.63%	3.48%	8.04	% (8)	2,956,901	890%
Class P
2015 (6)	11.67	0.18	(0.12)	0.06	-	-	-	11.73	0.44%	0.44%	3.07%	0.47%	3,532,134	119%
2014	10.82	0.39	0.46	0.85	-	-	-	11.67	0.43%	0.43%	3.39%	7.91%	3,645,493	259%
2013	10.92	0.34	(0.44)	(0.10)	-	-	-	10.82	0.43%	0.43%	3.11%	(0.95%)	2,834,421	253%
2012	10.44	0.33	0.56	0.89	(0.34)	(0.07)	(0.41)	10.92	0.45%	0.45%	3.08%	8.58%	3,140,370	366%
2011 (9)	10.24	0.23	0.16	0.39	(0.19)	-	(0.19)	10.44	0.45%	0.45%	3.36%	3.85%	2,949,455	701%
Floating Rate Income
Class I
2015 (6)	$10.27	$0.21	$0.01	$0.22	$-	$-	$-	$10.49	0.91%	0.91%	3.97%	2.15%	$36,952	24%
2014	10.23	0.41	(0.37)	0.04	-	-	-	10.27	0.93%	0.93%	4.00%	0.41%	33,205	82%
2013 (10)	10.00	0.25	(0.02)	0.23	-	-	-	10.23	0.94%	0.94%	3.63%	2.28%	18,220	117%
Class P
2015 (6)	10.30	0.22	0.02	0.24	-	-	-	10.54	0.71%	0.71%	4.15%	2.25%	437,242	24%
2014	10.24	0.44	(0.38)	0.06	-	-	-	10.30	0.73%	0.73%	4.19%	0.61%	355,421	82%
2013 (10)	10.00	0.24	-	(11)	0.24	-	-	-	10.24	0.74%	0.74%	3.62%	2.41%	267,871	117%
Floating Rate Loan
Class I
2015 (6)	$6.17	$0.12	$-	(11)	$0.12	$-	$-	$-	$6.29	1.03%	0.93%	3.72%	1.97%	$139,155	18%
2014	6.12	0.22	(0.17)	0.05	-	-	-	6.17	1.04%	0.94%	3.59%	0.84%	143,819	29%
2013	5.85	0.26	0.01	0.27	-	-	-	6.12	1.03%	0.93%	4.24%	4.53%	155,736	120%
2012	5.70	0.28	0.17	0.45	(0.30)	-	(0.30)	5.85	1.01%	0.91%	4.82%	8.10%	85,212	152%
2011	7.50	0.47	(0.29)	0.18	(1.98)	-	(1.98)	5.70	1.02%	0.92%	6.22%	2.50%	79,461	81%
2010	7.32	0.45	0.08	0.53	(0.35)	-	(0.35)	7.50	1.03%	0.97%	6.03%	7.27%	1,047,233	97%
Class P
2015 (6)	8.11	0.16	0.01	0.17	-	-	-	8.28	0.83%	0.73%	3.92%	2.07%	644,422	18%
2014	8.03	0.31	(0.23)	0.08	-	-	-	8.11	0.84%	0.74%	3.79%	1.04%	592,773	29%
2013	7.66	0.36	0.01	0.37	-	-	-	8.03	0.82%	0.72%	4.59%	4.74%	590,265	120%
2012	7.45	0.38	0.22	0.60	(0.39)	-	(0.39)	7.66	0.81%	0.71%	5.02%	8.31%	883,978	152%
2011 (9)	7.67	0.26	(0.24)	0.02	(0.24)	-	(0.24)	7.45	0.79%	0.69%	5.14%	0.32%	972,895	81%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data	Ratios to Average Net Assets	Supplemental Data
Investment Operations	Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
High Yield Bond
Class I
2015 (6)	$6.79	$0.19	$0.03	$0.22	$-	$-	$-	$7.01	0.63%	0.63%	5.55%	3.22%	$333,950	18%
2014	6.76	0.39	(0.36)	0.03	-	-	-	6.79	0.63%	0.63%	5.65%	0.37%	349,435	55%
2013	6.31	0.39	0.06	0.45	-	-	-	6.76	0.63%	0.63%	5.94%	7.25%	387,277	107%
2012	5.87	0.40	0.48	0.88	(0.44)	-	(0.44)	6.31	0.64%	0.64%	6.52%	15.30%	399,742	98%
2011	6.41	0.48	(0.26)	0.22	(0.76)	-	(0.76)	5.87	0.64%	0.64%	7.33%	3.42%	340,009	91%
2010	6.06	0.51	0.34	(8)	0.85	(0.50)	-	(0.50)	6.41	0.63%	0.63%	8.06%	14.52	% (8)	1,178,265	120%
Class P
2015 (6)	7.37	0.22	0.02	0.24	-	-	-	7.61	0.43%	0.43%	5.73%	3.32%	835,074	18%
2014	7.32	0.44	(0.39)	0.05	-	-	-	7.37	0.43%	0.43%	5.85%	0.57%	748,747	55%
2013	6.82	0.43	0.07	0.50	-	-	-	7.32	0.43%	0.43%	6.14%	7.46%	847,905	107%
2012	6.34	0.45	0.51	0.96	(0.48)	-	(0.48)	6.82	0.44%	0.44%	6.75%	15.53%	899,379	98%
2011 (9)	6.76	0.31	(0.43)	(0.12)	(0.30)	-	(0.30)	6.34	0.43%	0.43%	7.32%	(1.79%)	1,023,563	91%
Inflation Managed
Class I
2015 (6)	$9.99	($0.02)	($0.02)	($0.04)	$-	$-	$-	$9.95	0.77%	0.77%	(0.36%)	(0.31%)	$415,465	33%
2014	9.68	0.24	0.07	0.31	-	-	-	9.99	0.70%	0.70%	2.35%	3.11%	443,251	57%
2013	10.63	0.11	(1.06)	(0.95)	-	-	-	9.68	0.70%	0.70%	1.04%	(8.92%)	504,243	38%
2012	11.85	0.29	0.80	1.09	(0.29)	(2.02)	(2.31)	10.63	0.74%	0.74%	2.62%	9.87%	715,700	50%
2011	11.80	0.32	1.03	1.35	(0.75)	(0.55)	(1.30)	11.85	0.64%	0.64%	2.68%	11.85%	686,265	430%
2010	11.06	0.19	0.78	0.97	(0.23)	-	(0.23)	11.80	0.63%	0.63%	1.63%	8.78%	4,598,931	406%
Class P
2015 (6)	11.24	(0.05)	0.03	(0.02)	-	-	-	11.22	0.57%	0.57%	(0.86%)	(0.21%)	345,066	33%
2014	10.88	0.29	0.07	0.36	-	-	-	11.24	0.50%	0.50%	2.59%	3.32%	753,448	57%
2013	11.92	0.14	(1.18)	(1.04)	-	-	-	10.88	0.50%	0.50%	1.26%	(8.74%)	829,624	38%
2012	13.09	0.29	0.94	1.23	(0.38)	(2.02)	(2.40)	11.92	0.50%	0.50%	2.31%	10.09%	889,728	50%
2011 (9)	12.36	0.15	0.70	0.85	(0.12)	-	(0.12)	13.09	0.43%	0.43%	1.69%	6.94%	2,086,142	430%
Inflation Strategy
Class I
2015 (6)	$10.02	($0.05)	$-	(11)	($0.05)	$-	$-	$-	$9.97	0.63%	0.63%	(0.96%)	(0.56%)	$21,696	354%
2014	9.79	0.02	0.21	0.23	-	-	-	10.02	0.59%	0.59%	0.18%	2.33%	20,570	157%
2013	10.82	-	(11)	(1.03)	(1.03)	-	-	-	9.79	0.59%	0.59%	0.03%	(9.47%)	19,196	142%
2012	10.33	0.06	0.51	0.57	(0.04)	(0.04)	(0.08)	10.82	0.58%	0.58%	0.55%	5.51%	24,847	152%
2011 (12)	10.00	0.14	0.66	0.80	(0.29)	(0.18)	(0.47)	10.33	0.58%	0.58%	2.08%	8.08%	19,509	226%
Class P
2015 (6)	10.18	(0.06)	0.02	(0.04)	-	-	-	10.14	0.41%	0.41%	(1.18%)	(0.46%)	259,902	354%
2014	9.93	0.05	0.20	0.25	-	-	-	10.18	0.39%	0.39%	0.45%	2.53%	719,358	157%
2013	10.95	0.02	(1.04)	(1.02)	-	-	-	9.93	0.39%	0.39%	0.19%	(9.28%)	947,092	142%
2012	10.44	0.07	0.53	0.60	(0.05)	(0.04)	(0.09)	10.95	0.38%	0.38%	0.66%	5.72%	1,094,266	152%
2011 (9), (12)	10.00	(0.01)	0.81	0.80	(0.18)	(0.18)	(0.36)	10.44	0.38%	0.38%	(0.15%)	8.10%	1,427,203	226%
Managed Bond
Class I
2015 (6)	$11.80	$0.14	($0.10)	$0.04	$-	$-	$-	$11.84	0.64%	0.64%	2.43%	0.38%	$962,457	204%
2014	11.29	0.22	0.29	0.51	-	-	-	11.80	0.63%	0.63%	1.86%	4.43%	1,058,000	307%
2013	11.55	0.28	(0.54)	(0.26)	-	-	-	11.29	0.63%	0.63%	2.45%	(2.21%)	1,312,512	526%
2012	10.99	0.35	0.81	1.16	(0.59)	(0.01)	(0.60)	11.55	0.64%	0.64%	3.06%	10.72%	1,514,555	662%
2011	11.67	0.36	0.08	0.44	(0.71)	(0.41)	(1.12)	10.99	0.64%	0.64%	3.07%	3.84%	1,420,022	589%
2010	11.08	0.37	0.62	(8)	0.99	(0.40)	-	(0.40)	11.67	0.63%	0.63%	3.20%	8.96	% (8)	6,376,272	619%
Class P
2015 (6)	12.90	0.17	(0.11)	0.06	-	-	-	12.96	0.44%	0.44%	2.65%	0.48%	2,341,942	204%
2014	12.33	0.26	0.31	0.57	-	-	-	12.90	0.43%	0.43%	2.06%	4.64%	2,399,713	307%
2013	12.58	0.33	(0.58)	(0.25)	-	-	-	12.33	0.43%	0.43%	2.65%	(2.01%)	3,261,224	526%
2012	11.97	0.41	0.88	1.29	(0.67)	(0.01)	(0.68)	12.58	0.44%	0.44%	3.27%	10.94%	3,628,143	662%
2011 (9)	11.96	0.30	(0.14)	0.16	(0.15)	-	(0.15)	11.97	0.44%	0.44%	3.77%	1.41%	4,667,713	589%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data										Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Short Duration Bond
Class I
2015 (6)	$9.52	$0.05	$0.02	$0.07	$-		$-	$-		$9.59	0.63%	0.63%	1.06%	0.67%		$424,360	66%
2014	9.46	0.10	(0.04)	0.06	-		-	-		9.52	0.63%	0.63%	1.02%	0.67%		405,023	52%
2013	9.42	0.09	(0.05)	0.04	-		-	-		9.46	0.63%	0.63%	0.97%	0.40%		335,971	66%
2012	9.20	0.11	0.18	0.29	(0.07)		-	(0.07)		9.42	0.64%	0.64%	1.16%	3.19%		277,735	101%
2011	9.45	0.11	(0.03)	0.08	(0.33)		-	(0.33)		9.20	0.66%	0.66%	1.16%	0.87%		240,422	230%
2010	9.27	0.14	0.18 (8)	0.32	(0.14)		-	(0.14)		9.45	0.63%	0.63%	1.52%	3.40	% (8)	1,634,017	171%
Class P
2015 (6)	9.82	0.06	0.02	0.08	-		-	-		9.90	0.43%	0.43%	1.22%	0.77%		776,714	66%
2014	9.73	0.12	(0.03)	0.09	-		-	-		9.82	0.43%	0.43%	1.22%	0.87%		1,797,519	52%
2013	9.68	0.11	(0.06)	0.05	-		-	-		9.73	0.43%	0.43%	1.17%	0.60%		1,913,056	66%
2012	9.45	0.13	0.20	0.33	(0.10)		-	(0.10)		9.68	0.44%	0.44%	1.33%	3.40%		2,177,671	101%
2011 (9)	9.51	0.10	(0.07)	0.03	(0.09)		-	(0.09)		9.45	0.46%	0.46%	1.58%	0.34%		1,533,304	230%
Emerging Markets Debt
Class I
2015 (6)	$9.74	$0.29	($0.10)	$0.19	$-		$-	$-		$9.93	1.04%	1.04%	5.92%	2.03%		$18,660	47%
2014	10.12	0.53	(0.91)	(0.38)	-		-	-		9.74	1.03%	1.03%	5.08%	(3.83%)		17,415	85%
2013	10.82	0.49	(1.19)	(0.70)	-		-	-		10.12	1.04%	1.04%	4.76%	(6.44%)		16,148	112%
2012 (13)	10.00	0.35	0.71	1.06	(0.24)		-	(0.24)		10.82	1.03%	1.03%	4.90%	10.60%		7,809	27%
Class P
2015 (6)	9.78	0.30	(0.09)	0.21	-		-	-		9.99	0.84%	0.84%	6.02%	2.13%		902,351	47%
2014	10.15	0.55	(0.92)	(0.37)	-		-	-		9.78	0.83%	0.83%	5.28%	(3.63%)		1,200,883	85%
2013	10.83	0.52	(1.20)	(0.68)	-		-	-		10.15	0.84%	0.84%	4.97%	(6.25%)		955,108	112%
2012 (13)	10.00	0.34	0.74	1.08	(0.25)		-	(0.25)		10.83	0.84%	0.84%	4.91%	10.74%		982,590	27%
American Funds Growth (14)
Class I
2015 (6)	$13.17	($0.01)	$0.76	$0.75	$-		$-	$-		$13.92	0.97%	0.52%	(0.22%)	5.71%		$326,585	22%
2014	12.17	0.12	0.88	1.00	-		-	-		13.17	0.97%	0.52%	0.97%	8.23%		305,210	6%
2013	9.39	0.06	2.72	2.78	-		-	-		12.17	0.97%	0.63%	0.58%	29.63%		269,940	9%
2012	8.01	0.04	1.36	1.40	(0.02)		-	(0.02)		9.39	0.97%	0.63%	0.40%	17.45%		209,921	3%
2011	8.42	0.01	(0.40)	(0.39)	(0.02)		-	(0.02)		8.01	0.97%	0.63%	0.09%	(4.66%)		203,021	3%
2010	7.12	0.02	1.28	1.30	(-	) (11)	-	(-	) (11)	8.42	0.97%	0.63%	0.32%	18.26%		996,877	4%
American Funds Growth-Income (14)
Class I
2015 (6)	$15.35	$0.01	$0.42	$0.43	$-		$-	$-		$15.78	0.97%	0.52%	0.08%	2.82%		$322,530	13%
2014	13.91	0.16	1.28	1.44	-		-	-		15.35	0.97%	0.52%	1.09%	10.34%		316,566	12%
2013	10.46	0.12	3.33	3.45	-		-	-		13.91	0.96%	0.62%	1.02%	32.99%		271,347	5%
2012	9.03	0.12	1.43	1.55	(0.12)		-	(0.12)		10.46	0.96%	0.62%	1.22%	17.06%		202,691	2%
2011	9.34	0.03	(0.24)	(0.21)	(0.10)		-	(0.10)		9.03	0.96%	0.63%	0.31%	(2.24%)		189,047	2%
2010	8.41	0.09	0.84	0.93	(-	) (11)	-	(-	) (11)	9.34	0.96%	0.62%	1.02%	11.03%		1,395,152	4%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Comstock
Class I
2015 (6)	$12.17	$0.08	$0.01		$0.09	$-	$-	$-	$12.26	0.93%	0.91%	1.38%	0.81%	$270,671	8%
2014	11.14	0.18	0.85		1.03	-	-	-	12.17	0.93%	0.91%	1.52%	9.16%	270,783	30%
2013	8.22	0.12	2.80		2.92	-	-	-	11.14	0.92%	0.91%	1.22%	35.58%	233,172	10%
2012	7.46	0.12	1.21		1.33	(0.16)	(0.41)	(0.57)	8.22	0.92%	0.91%	1.55%	18.54%	138,115	30%
2011	8.61	0.12	(0.30)		(0.18)	(0.90)	(0.07)	(0.97)	7.46	0.93%	0.91%	1.34%	(2.11%)	115,096	27%
2010	7.55	0.10	1.06		1.16	(0.10)	-	(0.10)	8.61	0.92%	0.92%	1.27%	15.42%	2,203,641	19%
Class P
2015 (6)	13.80	0.11	0.02		0.13	-	-	-	13.93	0.73%	0.71%	1.55%	0.91%	1,075,703	8%
2014	12.62	0.23	0.95		1.18	-	-	-	13.80	0.73%	0.71%	1.79%	9.38%	1,370,737	30%
2013	9.29	0.16	3.17		3.33	-	-	-	12.62	0.72%	0.71%	1.43%	35.85%	1,582,229	10%
2012	8.39	0.16	1.35		1.51	(0.20)	(0.41)	(0.61)	9.29	0.72%	0.71%	1.74%	18.78%	1,880,180	30%
2011 (9)	9.45	0.10	(1.10)		(1.00)	(0.06)	-	(0.06)	8.39	0.73%	0.71%	1.86%	(10.56%)	1,958,067	27%
Dividend Growth
Class I
2015 (6)	$14.79	$0.09	$0.10		$0.19	$-	$-	$-	$14.98	0.89%	0.89%	1.14%	1.24%	$316,891	12%
2014	13.19	0.15	1.45		1.60	-	-	-	14.79	0.89%	0.89%	1.11%	12.10%	313,266	24%
2013	10.14	0.14	2.91		3.05	-	-	-	13.19	0.89%	0.89%	1.16%	30.11%	261,574	18%
2012	9.21	0.15	1.17		1.32	(0.17)	(0.22)	(0.39)	10.14	0.91%	0.91%	1.55%	14.55%	181,496	20%
2011	9.73	0.12	0.20		0.32	(0.34)	(0.50)	(0.84)	9.21	0.91%	0.91%	1.16%	3.27%	156,119	16%
2010	8.86	0.11	0.84		0.95	(0.08)	-	(0.08)	9.73	0.90%	0.90%	1.20%	10.77%	1,080,026	69%
Class P
2015 (6)	16.10	0.10	0.12		0.22	-	-	-	16.32	0.69%	0.69%	1.29%	1.34%	400,743	12%
2014	14.33	0.20	1.57		1.77	-	-	-	16.10	0.69%	0.69%	1.31%	12.33%	727,816	24%
2013	11.00	0.17	3.16		3.33	-	-	-	14.33	0.69%	0.69%	1.35%	30.37%	631,460	18%
2012	10.00	0.18	1.28		1.46	(0.24)	(0.22)	(0.46)	11.00	0.71%	0.71%	1.68%	14.78%	635,366	20%
2011 (9)	10.61	0.11	(0.65)		(0.54)	(0.07)	-	(0.07)	10.00	0.71%	0.71%	1.65%	(5.12%)	847,944	16%
Equity Index
Class I
2015 (6)	$45.86	$0.41	$0.11		$0.52	$-	$-	$-	$46.38	0.27%	0.27%	1.76%	1.12%	$1,505,247	8%
2014	40.45	0.75	4.66		5.41	-	-	-	45.86	0.28%	0.28%	1.76%	13.38%	1,343,767	2%
2013	30.67	0.66	9.12		9.78	-	-	-	40.45	0.28%	0.28%	1.84%	31.92%	1,127,684	4%
2012	27.11	0.61	3.67		4.28	(0.72)	-	(0.72)	30.67	0.28%	0.28%	2.04%	15.77%	852,780	4%
2011	27.47	0.49	-	(11)	0.49	(0.85)	-	(0.85)	27.11	0.29%	0.29%	1.74%	1.82%	765,898	4%
2010	24.38	0.44	3.17		3.61	(0.52)	-	(0.52)	27.47	0.28%	0.28%	1.75%	14.81%	2,642,021	5%
Class P
2015 (6)	46.99	0.46	0.11		0.57	-	-	-	47.56	0.07%	0.07%	1.93%	1.22%	566,982	8%
2014	41.37	0.89	4.73		5.62	-	-	-	46.99	0.07%	0.07%	1.97%	13.60%	746,399	2%
2013	31.30	0.72	9.35		10.07	-	-	-	41.37	0.07%	0.07%	2.02%	32.18%	50,115	4%
2012	27.76	0.67	3.77		4.44	(0.90)	-	(0.90)	31.30	0.08%	0.08%	2.20%	16.00%	1,135,225	4%
2011 (9)	29.93	0.39	(2.32)		(1.93)	(0.24)	-	(0.24)	27.76	0.09%	0.09%	2.17%	(6.43%)	1,592,221	4%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data										Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Focused Growth
Class I
2015 (6)	$18.34	($0.01)		$1.30	$1.29	$-		$-	$-	$19.63	0.97%	0.97%	(0.11%)	7.06%		$137,577	31%
2014	16.66	(0.04)		1.72	1.68	-		-	-	18.34	0.97%	0.97%	(0.26%)	10.08%		122,045	52%
2013	12.48	(0.04)		4.22	4.18	-		-	-	16.66	0.98%	0.98%	(0.28%)	33.51%		125,799	60%
2012	11.28	(0.01)		2.52	2.51	-		(1.31)	(1.31)	12.48	1.07%	1.07%	(0.05%)	23.21%		113,913	21%
2011	12.49	(0.04)		(1.17)	(1.21)	-		-	-	11.28	1.10%	1.10%	(0.36%)	(9.70%)		101,110	47%
2010	11.32	(0.03)		1.20 (8)	1.17	-		-	-	12.49	0.99%	0.99%	(0.24%)	10.35	% (8)	149,301	36%
Class P
2015 (6)	18.48	0.01		1.32	1.33	-		-	-	19.81	0.76%	0.76%	0.09%	7.17%		16	31%
2014	16.76	(0.01)		1.73	1.72	-		-	-	18.48	0.75%	0.75%	(0.03%)	10.31%		16	52%
2013	12.52	(0.01)		4.25	4.24	-		-	-	16.76	0.75%	0.75%	(0.06%)	33.81%		14	60%
2012	11.30	0.02		2.51	2.53	-		(1.31)	(1.31)	12.52	0.88%	0.88%	0.14%	23.45%		11	21%
2011 (9)	13.21	(0.02)		(1.89)	(1.91)	-		-	-	11.30	0.94%	0.94%	(0.22%)	(14.48%)		9	47%
Growth
Class I
2015 (6)	$19.54	$0.02		$0.72	$0.74	$-		$-	$-	$20.28	0.77%	0.77%	0.17%	3.78%		$478,783	22%
2014	17.95	0.03		1.56	1.59	-		-	-	19.54	0.77%	0.77%	0.14%	8.88%		484,052	43%
2013	13.37	0.03		4.55	4.58	-		-	-	17.95	0.78%	0.78%	0.23%	34.21%		499,654	99%
2012	17.78	0.11		2.46	2.57	(0.13)		(6.85)	(6.98)	13.37	0.80%	0.80%	0.75%	18.24%		422,736	44%
2011	19.85	0.12		(1.28)	(1.16)	(0.21)		(0.70)	(0.91)	17.78	0.79%	0.79%	0.58%	(6.06%)		404,884	91%
2010	18.04	0.11		1.90 (8)	2.01	(0.20)		-	(0.20)	19.85	0.78%	0.78%	0.61%	11.24	% (8)	1,624,438	47%
Class P
2015 (6)	20.92	0.04		0.77	0.81	-		-	-	21.73	0.57%	0.57%	0.37%	3.88%		719,581	22%
2014	19.18	0.07		1.67	1.74	-		-	-	20.92	0.58%	0.58%	0.35%	9.09%		624,674	43%
2013	14.26	0.07		4.85	4.92	-		-	-	19.18	0.58%	0.58%	0.39%	34.48%		528,480	99%
2012	18.61	0.11		2.64	2.75	(0.25)		(6.85)	(7.10)	14.26	0.59%	0.59%	0.58%	18.45%		90,112	44%
2011 (9)	21.27	0.09		(2.69)	(2.60)	(0.06)		-	(0.06)	18.61	0.60%	0.60%	0.74%	(12.19%)		628,582	91%
Large-Cap Growth
Class I
2015 (6)	$7.70	($0.01)		$0.47	$0.46	$-		$-	$-	$8.16	0.93%	0.89%	(0.22%)	5.89%		$191,857	32%
2014	7.10	(0.01)		0.61	0.60	-		-	-	7.70	0.93%	0.89%	(0.17%)	8.43%		178,564	111%
2013	5.17	0.01		1.92	1.93	-		-	-	7.10	0.93%	0.81%	0.21%	37.48%		173,017	222%
2012	5.29	(-	) (11)	0.89	0.89	(-	) (11)	(1.01)	(1.01)	5.17	0.94%	0.91%	(0.07%)	18.23%		142,837	78%
2011	5.92	(0.02)		0.11	0.09	-		(0.72)	(0.72)	5.29	0.94%	0.92%	(0.26%)	1.07%		124,777	76%
2010	5.17	-	(11)	0.75	0.75	-		-	-	5.92	0.93%	0.91%	0.01%	14.53%		1,404,213	98%
Class P
2015 (6)	9.00	(-	) (11)	0.54	0.54	-		-	-	9.54	0.73%	0.69%	(0.02%)	6.00%		1,101,291	32%
2014	8.28	-	(11)	0.72	0.72	-		-	-	9.00	0.73%	0.69%	0.02%	8.65%		1,137,017	111%
2013	6.01	0.03		2.24	2.27	-		-	-	8.28	0.73%	0.61%	0.40%	37.75%		1,105,979	222%
2012	6.00	0.01		1.01	1.02	(-	) (11)	(1.01)	(1.01)	6.01	0.74%	0.71%	0.13%	18.47%		1,139,880	78%
2011 (9)	6.52	(-	) (11)	(0.52)	(0.52)	-		-	-	6.00	0.74%	0.72%	(0.08%)	(8.01%)		1,052,621	76%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratios to Average Net Assets					Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)		Expenses After Reductions (3), (4)		Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Large-Cap Value
Class I
2015 (6)	$17.73	$0.13	($0.07)	$0.06	$-	$-	$-	$17.79	0.82%		0.82%		1.46%	0.36%	$385,923	5%
2014	15.90	0.35	1.48	1.83	-	-	-	17.73	0.82%		0.82%		2.10%	11.50%	402,160	23%
2013	12.02	0.22	3.66	3.88	-	-	-	15.90	0.82%		0.82%		1.58%	32.26%	390,559	8%
2012	10.82	0.22	1.52	1.74	(0.24)	(0.30)	(0.54)	12.02	0.82%		0.82%		1.87%	16.40%	308,064	25%
2011	11.29	0.21	0.32	0.53	(0.95)	(0.05)	(1.00)	10.82	0.82%		0.82%		1.76%	4.72%	295,579	16%
2010	10.50	0.17	0.79	0.96	(0.17)	-	(0.17)	11.29	0.82%		0.82%		1.66%	9.08%	3,102,910	17%
Class P
2015 (6)	19.30	0.16	(0.07)	0.09	-	-	-	19.39	0.62%		0.62%		1.64%	0.46%	1,645,180	5%
2014	17.28	0.42	1.60	2.02	-	-	-	19.30	0.62%		0.62%		2.35%	11.72%	1,982,893	23%
2013	13.04	0.27	3.97	4.24	-	-	-	17.28	0.61%		0.61%		1.77%	32.52%	2,109,161	8%
2012	11.74	0.26	1.66	1.92	(0.32)	(0.30)	(0.62)	13.04	0.62%		0.62%		2.07%	16.64%	2,530,007	25%
2011 (9)	12.48	0.17	(0.81)	(0.64)	(0.10)	-	(0.10)	11.74	0.62%		0.62%		2.24%	(5.18%)	2,536,739	16%
Long/Short Large-Cap
Class I
2015 (6)	$11.03	$0.01	$0.13	$0.14	$-	$-	$-	$11.17	2.21	% (15)	2.16	% (15)	0.11%	1.28%	$67,249	121	% (15)
2014	9.55	0.05	1.43	1.48	-	-	-	11.03	2.24	% (15)	2.19	% (15)	0.54%	15.52%	70,759	212	% (15)
2013	7.06	0.03	2.46	2.49	-	-	-	9.55	2.15	% (15)	2.10	% (15)	0.38%	35.13%	44,943	139	% (15)
2012	7.05	0.04	1.10	1.14	(0.06)	(1.07)	(1.13)	7.06	2.25	% (15)	2.23	% (15)	0.62%	18.09%	31,373	138	% (15)
2011	9.24	0.05	(0.24)	(0.19)	(0.99)	(1.01)	(2.00)	7.05	1.80	% (15)	1.72	% (15)	0.50%	(2.60%)	26,085	246	% (15)
2010	8.30	0.08	0.93	1.01	(0.07)	-	(0.07)	9.24	1.70	% (15)	1.58	% (15)	0.89%	12.22%	1,601,862	245	% (15)
Class P
2015 (6)	14.69	0.02	0.18	0.20	-	-	-	14.89	2.01	% (15)	1.96	% (15)	0.31%	1.38%	1,313,169	121	% (15)
2014	12.69	0.09	1.91	2.00	-	-	-	14.69	2.05	% (15)	2.00	% (15)	0.66%	15.75%	1,449,336	212	% (15)
2013	9.37	0.06	3.26	3.32	-	-	-	12.69	1.95	% (15)	1.90	% (15)	0.58%	35.40%	1,425,897	139	% (15)
2012	9.01	0.08	1.44	1.52	(0.09)	(1.07)	(1.16)	9.37	2.03	% (15)	2.02	% (15)	0.81%	18.32%	1,382,406	138	% (15)
2011 (9)	10.08	0.05	(1.09)	(1.04)	(0.03)	-	(0.03)	9.01	1.95	% (15)	1.95	% (15)	0.90%	(10.34%)	1,402,660	246	% (15)
Main Street Core
Class I
2015 (6)	$28.60	$0.15	$0.53	$0.68	$-	$-	$-	$29.28	0.67%		0.67%		1.06%	2.39%	$567,778	24%
2014	25.81	0.26	2.53	2.79	-	-	-	28.60	0.67%		0.67%		0.95%	10.82%	588,564	52%
2013	19.58	0.22	6.01	6.23	-	-	-	25.81	0.67%		0.67%		0.96%	31.77%	627,303	53%
2012	17.71	0.23	2.70	2.93	(0.20)	(0.86)	(1.06)	19.58	0.69%		0.69%		1.19%	17.02%	537,634	48%
2011	19.40	0.16	(0.07)	0.09	(0.23)	(1.55)	(1.78)	17.71	0.70%		0.70%		0.83%	0.48%	528,925	43%
2010	16.83	0.18	2.54	2.72	(0.15)	-	(0.15)	19.40	0.68%		0.68%		1.02%	16.14%	1,519,660	62%
Class P
2015 (6)	31.57	0.20	0.59	0.79	-	-	-	32.36	0.47%		0.47%		1.26%	2.49%	896,863	24%
2014	28.44	0.34	2.79	3.13	-	-	-	31.57	0.48%		0.48%		1.15%	11.04%	1,002,331	52%
2013	21.54	0.28	6.62	6.90	-	-	-	28.44	0.47%		0.47%		1.16%	32.03%	927,847	53%
2012	19.43	0.29	2.97	3.26	(0.29)	(0.86)	(1.15)	21.54	0.49%		0.49%		1.39%	17.25%	905,292	48%
2011 (9)	20.50	0.14	(1.12)	(0.98)	(0.09)	-	(0.09)	19.43	0.49%		0.49%		1.13%	(4.79%)	852,326	43%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Equity
Class I
2015 (6)	$14.12	$0.02		$0.53	$0.55	$-	$-	$-	$14.67	0.87%	0.87%	0.34%	3.88%		$314,438	84%
2014	13.55	0.03		0.54	0.57	-	-	-	14.12	0.87%	0.87%	0.23%	4.23%		310,609	155%
2013	9.95	0.07		3.53	3.60	-	-	-	13.55	0.87%	0.87%	0.59%	36.21%		343,953	202%
2012	11.87	0.06		0.69	0.75	(0.07)	(2.60)	(2.67)	9.95	0.92%	0.92%	0.55%	7.35%		295,015	103%
2011	14.72	0.05		(0.69)	(0.64)	(0.12)	(2.09)	(2.21)	11.87	0.92%	0.92%	0.33%	(5.40%)		321,413	78%
2010	12.03	0.12		2.70	2.82	(0.13)	-	(0.13)	14.72	0.88%	0.88%	0.96%	23.49%		2,031,480	70%
Class P
2015 (6)	17.26	0.05		0.64	0.69	-	-	-	17.95	0.68%	0.68%	0.53%	3.99%		619,914	84%
2014	16.52	0.07		0.67	0.74	-	-	-	17.26	0.68%	0.68%	0.43%	4.43%		749,099	155%
2013	12.11	0.11		4.30	4.41	-	-	-	16.52	0.67%	0.67%	0.79%	36.48%		859,859	202%
2012	13.91	0.09		0.83	0.92	(0.12)	(2.60)	(2.72)	12.11	0.72%	0.72%	0.68%	7.55%		776,168	103%
2011 (9)	15.91	0.06		(2.02)	(1.96)	(0.04)	-	(0.04)	13.91	0.72%	0.72%	0.69%	(12.35%)		1,395,375	78%
Mid-Cap Growth
Class I
2015 (6)	$10.33	($-	) (11)	$0.37	$0.37	$-	$-	$-	$10.70	0.93%	0.88%	(0.03%)	3.53%		$277,844	19%
2014	9.52	-	(11)	0.81	0.81	-	-	-	10.33	0.92%	0.87%	0.02%	8.49%		264,349	47%
2013	7.15	(0.02)		2.39	2.37	-	-	-	9.52	0.92%	0.91%	(0.19%)	33.09%		245,303	136%
2012	8.71	0.03		0.56	0.59	(0.03)	(2.12)	(2.15)	7.15	0.96%	0.96%	0.43%	7.49%		189,423	28%
2011	10.03	(0.02)		(0.68)	(0.70)	-	(0.62)	(0.62)	8.71	0.95%	0.95%	(0.23%)	(7.81%)		205,205	33%
2010	7.53	0.02		2.50 (8)	2.52	(0.02)	-	(0.02)	10.03	0.96%	0.96%	0.24%	33.32	% (8)	1,308,987	41%
Class P
2015 (6)	11.23	0.01		0.40	0.41	-	-	-	11.64	0.73%	0.68%	0.14%	3.64%		379,904	19%
2014	10.33	0.02		0.88	0.90	-	-	-	11.23	0.73%	0.68%	0.22%	8.71%		608,508	47%
2013	7.75	-	(11)	2.58	2.58	-	-	-	10.33	0.73%	0.72%	0.01%	33.35%		602,439	136%
2012	9.26	0.05		0.60	0.65	(0.04)	(2.12)	(2.16)	7.75	0.76%	0.76%	0.56%	7.71%		526,318	28%
2011 (9)	11.45	(0.02)		(2.17)	(2.19)	-	-	-	9.26	0.76%	0.76%	(0.24%)	(19.18%)		787,031	33%
Mid-Cap Value
Class I
2015 (6)	$13.93	$0.06		($0.01)	$0.05	$-	$-	$-	$13.98	0.91%	0.91%	0.90%	0.40%		$94,695	110%
2014	13.08	0.11		0.74	0.85	-	-	-	13.93	0.91%	0.91%	0.77%	6.49%		93,649	68%
2013	9.77	0.08		3.23	3.31	-	-	-	13.08	0.91%	0.91%	0.72%	33.89%		102,297	62%
2012	9.52	0.09		1.18	1.27	(0.10)	(0.92)	(1.02)	9.77	0.91%	0.91%	0.91%	14.49%		46,795	154%
2011	14.32	0.12		(0.67)	(0.55)	(1.51)	(2.74)	(4.25)	9.52	0.92%	0.92%	0.85%	(5.69%)		38,444	136%
2010	11.93	0.15		2.38	2.53	(0.14)	-	(0.14)	14.32	0.92%	0.92%	1.20%	21.20%		1,177,255	118%
Class P
2015 (6)	20.43	0.11		(0.01)	0.10	-	-	-	20.53	0.71%	0.71%	1.09%	0.50%		1,067,014	110%
2014	19.15	0.20		1.08	1.28	-	-	-	20.43	0.71%	0.71%	0.99%	6.71%		1,243,409	68%
2013	14.27	0.15		4.73	4.88	-	-	-	19.15	0.71%	0.71%	0.87%	34.16%		1,278,675	62%
2012	13.47	0.15		1.72	1.87	(0.15)	(0.92)	(1.07)	14.27	0.71%	0.71%	1.11%	14.72%		1,324,858	154%
2011 (9)	15.73	0.12		(2.31)	(2.19)	(0.07)	-	(0.07)	13.47	0.73%	0.73%	1.35%	(13.96%)		972,245	136%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Equity
Class I
2015 (6)	$16.07	$0.07	$0.06	$0.13	$-	$-	$-	$16.20	0.98%	0.88%	0.89%	0.84%		$64,045	24%
2014	15.80	0.13	0.14	0.27	-	-	-	16.07	0.99%	0.89%	0.85%	1.71%		62,927	20%
2013	11.66	0.13	4.01	4.14	-	-	-	15.80	0.98%	0.88%	0.95%	35.45%		64,302	17%
2012	10.82	0.18	1.45	1.63	(0.20)	(0.59)	(0.79)	11.66	0.99%	0.96%	1.61%	15.93%		41,681	61%
2011	14.26	0.08	(0.49)	(0.41)	(0.80)	(2.23)	(3.03)	10.82	1.01%	1.01%	0.58%	(3.38%)		37,873	20%
2010	11.95	0.10	2.30 (8)	2.40	(0.09)	-	(0.09)	14.26	0.99%	0.99%	0.81%	20.11	% (8)	1,089,369	134%
Class P
2015 (6)	20.79	0.12	0.07	0.19	-	-	-	20.98	0.78%	0.68%	1.12%	0.94%		617,013	24%
2014	20.39	0.20	0.20	0.40	-	-	-	20.79	0.79%	0.69%	1.00%	1.91%		532,030	20%
2013	15.03	0.20	5.16	5.36	-	-	-	20.39	0.78%	0.68%	1.13%	35.72%		973,694	17%
2012	13.75	0.26	1.87	2.13	(0.26)	(0.59)	(0.85)	15.03	0.80%	0.76%	1.82%	16.16%		960,414	61%
2011 (9)	15.52	0.11	(1.82)	(1.71)	(0.06)	-	(0.06)	13.75	0.80%	0.80%	1.26%	(10.99%)		963,251	20%
Small-Cap Growth
Class I
2015 (6)	$13.04	($0.02)	$1.41	$1.39	$-	$-	$-	$14.43	0.83%	0.83%	(0.36%)	10.65%		$167,292	85%
2014	12.99	(0.06)	0.11	0.05	-	-	-	13.04	0.83%	0.83%	(0.48%)	0.37%		140,039	243%
2013	9.71	(0.04)	3.32	3.28	-	-	-	12.99	0.82%	0.82%	(0.34%)	33.87%		159,298	80%
2012	10.10	0.01	1.16	1.17	(0.01)	(1.55)	(1.56)	9.71	0.88%	0.88%	0.11%	12.87%		106,933	78%
2011	11.86	(0.08)	(0.19)	(0.27)	-	(1.49)	(1.49)	10.10	0.87%	0.87%	(0.66%)	(3.10%)		107,786	57%
2010	9.41	(0.06)	2.51	2.45	-	-	-	11.86	0.84%	0.84%	(0.55%)	26.01%		658,723	56%
Class P
2015 (6)	15.25	(0.01)	1.65	1.64	-	-	-	16.89	0.63%	0.63%	(0.13%)	10.76%		493,088	85%
2014	15.17	(0.04)	0.12	0.08	-	-	-	15.25	0.63%	0.63%	(0.31%)	0.57%		517,917	243%
2013	11.31	(0.02)	3.88	3.86	-	-	-	15.17	0.63%	0.63%	(0.15%)	34.13%		416,847	80%
2012	11.51	0.03	1.35	1.38	(0.03)	(1.55)	(1.58)	11.31	0.67%	0.67%	0.30%	13.09%		390,549	78%
2011 (9)	13.58	(0.03)	(2.04)	(2.07)	-	-	-	11.51	0.69%	0.69%	(0.35%)	(15.22%)		443,336	57%
Small-Cap Index
Class I
2015 (6)	$17.92	$0.08	$0.72	$0.80	$-	$-	$-	$18.72	0.53%	0.53%	0.90%	4.47%		$462,920	16%
2014	17.17	0.15	0.60	0.75	-	-	-	17.92	0.53%	0.53%	0.87%	4.39%		447,156	14%
2013	12.42	0.14	4.61	4.75	-	-	-	17.17	0.53%	0.53%	0.94%	38.28%		503,573	13%
2012	10.99	0.19	1.56	1.75	(0.13)	(0.19)	(0.32)	12.42	0.57%	0.57%	1.58%	16.13%		377,576	23%
2011	11.58	0.08	(0.60)	(0.52)	(0.07)	-	(0.07)	10.99	0.59%	0.59%	0.72%	(4.51%)		357,107	16%
2010	9.23	0.09	2.35 (8)	2.44	(0.09)	-	(0.09)	11.58	0.56%	0.56%	0.91%	26.42	% (8)	507,364	14%
Class P
2015 (6)	18.01	0.11	0.72	0.83	-	-	-	18.84	0.32%	0.32%	1.17%	4.57%		463,336	16%
2014	17.22	0.18	0.61	0.79	-	-	-	18.01	0.34%	0.34%	1.05%	4.59%		181,020	14%
2013	12.43	0.16	4.63	4.79	-	-	-	17.22	0.33%	0.33%	1.11%	38.55%		300,438	13%
2012	11.03	0.26	1.51	1.77	(0.18)	(0.19)	(0.37)	12.43	0.38%	0.38%	2.20%	16.37%		368,509	23%
2011 (9)	12.83	0.09	(1.84)	(1.75)	(0.05)	-	(0.05)	11.03	0.42%	0.42%	1.20%	(13.67%)		54,421	16%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Value
Class I
2015 (6)	$15.90	$0.08	$0.25	$0.33	$-	$-	$-	$16.23	0.98%	0.98%	1.02%	2.08%	$207,035	22%
2014	15.05	0.22	0.63	0.85	-	-	-	15.90	0.98%	0.98%	1.44%	5.64%	207,213	74%
2013	11.36	0.19	3.50	3.69	-	-	-	15.05	0.98%	0.98%	1.43%	32.49%	213,121	27%
2012	11.80	0.22	0.93	1.15	(0.23)	(1.36)	(1.59)	11.36	1.02%	1.02%	1.94%	11.09%	159,284	29%
2011	13.70	0.18	0.16	0.34	(0.31)	(1.93)	(2.24)	11.80	1.02%	1.02%	1.35%	2.31%	165,620	19%
2010	11.15	0.23	2.59	2.82	(0.27)	-	(0.27)	13.70	0.99%	0.99%	1.94%	25.34%	612,770	21%
Class P
2015 (6)	19.20	0.11	0.31	0.42	-	-	-	19.62	0.78%	0.78%	1.16%	2.18%	329,123	22%
2014	18.14	0.30	0.76	1.06	-	-	-	19.20	0.78%	0.78%	1.60%	5.85%	527,400	74%
2013	13.66	0.26	4.22	4.48	-	-	-	18.14	0.78%	0.78%	1.64%	32.75%	326,430	27%
2012	13.93	0.30	1.10	1.40	(0.31)	(1.36)	(1.67)	13.66	0.82%	0.82%	2.16%	11.31%	332,371	29%
2011 (9)	15.23	0.18	(1.37)	(1.19)	(0.11)	-	(0.11)	13.93	0.83%	0.83%	1.98%	(7.83%)	328,994	19%
Value Advantage
Class I
2015 (6)	$13.33	$0.08	$0.01	$0.09	$-	$-	$-	$13.42	0.88%	0.88%	1.14%	0.65%	$18,399	13%
2014	11.68	0.19	1.46	1.65	-	-	-	13.33	0.89%	0.89%	1.48%	14.14%	23,660	28%
2013 (10)	10.00	0.10	1.58	1.68	-	-	-	11.68	0.88%	0.88%	1.33%	16.80%	3,717	29%
Class P
2015 (6)	13.38	0.09	0.01	0.10	-	-	-	13.48	0.68%	0.68%	1.39%	0.75%	1,092,954	13%
2014	11.70	0.24	1.44	1.68	-	-	-	13.38	0.68%	0.68%	1.96%	14.37%	861,261	28%
2013 (10)	10.00	0.11	1.59	1.70	-	-	-	11.70	0.69%	0.69%	1.55%	16.96%	838,944	29%
Emerging Markets
Class I
2015 (6)	$15.08	$0.07	($0.15)	($0.08)	$-	$-	$-	$15.00	1.06%	1.06%	0.89%	(0.52%)	$387,822	19%
2014	15.91	0.11	(0.94)	(0.83)	-	-	-	15.08	1.06%	1.06%	0.72%	(5.22%)	396,452	40%
2013	14.63	0.09	1.19	1.28	-	-	-	15.91	1.06%	1.06%	0.63%	8.75%	455,310	45%
2012	13.68	0.11	2.57	2.68	(0.11)	(1.62)	(1.73)	14.63	1.06%	1.06%	0.74%	21.52%	448,318	31%
2011	17.08	0.13	(3.20)	(3.07)	(0.33)	-	(0.33)	13.68	1.06%	1.06%	0.82%	(17.97%)	384,254	36%
2010	13.60	0.11	3.54	3.65	(0.17)	-	(0.17)	17.08	1.05%	1.05%	0.77%	27.02%	1,853,299	33%
Class P
2015 (6)	15.49	0.08	(0.14)	(0.06)	-	-	-	15.43	0.86%	0.86%	1.09%	(0.42%)	1,295,254	19%
2014	16.31	0.15	(0.97)	(0.82)	-	-	-	15.49	0.86%	0.86%	0.93%	(5.03%)	1,320,811	40%
2013	14.97	0.13	1.21	1.34	-	-	-	16.31	0.86%	0.86%	0.82%	8.96%	1,344,341	45%
2012	13.95	0.14	2.63	2.77	(0.13)	(1.62)	(1.75)	14.97	0.86%	0.86%	0.95%	21.77%	1,107,566	31%
2011 (9)	17.53	0.10	(3.63)	(3.53)	(0.05)	-	(0.05)	13.95	0.86%	0.86%	1.00%	(19.94%)	1,013,440	36%
International Large-Cap
Class I
2015 (6)	$7.57	$0.09	$0.43	$0.52	$-	$-	$-	$8.09	0.99%	0.99%	2.18%	6.96%	$529,923	9%
2014	7.97	0.13	(0.53)	(0.40)	-	-	-	7.57	1.00%	1.00%	1.61%	(5.02%)	481,317	16%
2013	6.73	0.09	1.15	1.24	-	-	-	7.97	1.00%	1.00%	1.26%	18.42%	518,064	18%
2012	5.57	0.10	1.16	1.26	(0.10)	-	(0.10)	6.73	1.00%	1.00%	1.62%	22.53%	430,048	23%
2011	6.63	0.14	(0.81)	(0.67)	(0.39)	-	(0.39)	5.57	1.00%	1.00%	2.09%	(10.12%)	361,500	27%
2010	6.07	0.08	0.55	0.63	(0.07)	-	(0.07)	6.63	1.00%	1.00%	1.31%	10.38%	2,479,381	25%
Class P
2015 (6)	8.07	0.10	0.47	0.57	-	-	-	8.64	0.79%	0.79%	2.32%	7.06%	1,936,539	9%
2014	8.48	0.14	(0.55)	(0.41)	-	-	-	8.07	0.80%	0.80%	1.68%	(4.83%)	1,959,210	16%
2013	7.15	0.12	1.21	1.33	-	-	-	8.48	0.80%	0.80%	1.54%	18.66%	1,166,770	18%
2012	5.94	0.13	1.22	1.35	(0.14)	-	(0.14)	7.15	0.80%	0.80%	1.96%	22.78%	1,572,347	23%
2011 (9)	7.35	0.05	(1.43)	(1.38)	(0.03)	-	(0.03)	5.94	0.80%	0.80%	1.16%	(18.75%)	1,833,278	27%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Small-Cap
Class I
2015 (6)	$7.93	$0.09	$0.84	$0.93	$-	$-	$-	$8.86	1.07%	1.05%	2.18%	11.79%		$75,863	22%
2014	8.12	0.13	(0.32)	(0.19)	-	-	-	7.93	1.08%	1.06%	1.60%	(2.42%)		57,344	50%
2013	6.34	0.11	1.67	1.78	-	-	-	8.12	1.08%	1.06%	1.56%	28.09%		57,641	54%
2012	5.45	0.13	0.93	1.06	(0.17)	-	(0.17)	6.34	1.09%	1.07%	2.19%	19.44%		44,592	57%
2011	8.44	0.20	(1.24)	(1.04)	(1.95)	-	(1.95)	5.45	1.09%	1.08%	2.27%	(12.27%)		36,681	62%
2010	6.94	0.09	1.60	1.69	(0.19)	-	(0.19)	8.44	1.10%	1.10%	1.25%	24.86%		994,606	91%
Class P
2015 (6)	10.84	0.14	1.15	1.29	-	-	-	12.13	0.87%	0.85%	2.43%	11.90%		1,665,108	22%
2014	11.09	0.20	(0.45)	(0.25)	-	-	-	10.84	0.88%	0.86%	1.80%	(2.22%)		1,157,354	50%
2013	8.64	0.17	2.28	2.45	-	-	-	11.09	0.88%	0.86%	1.77%	28.34%		1,371,136	54%
2012	7.38	0.19	1.26	1.45	(0.19)	-	(0.19)	8.64	0.89%	0.87%	2.39%	19.68%		1,171,915	57%
2011 (9)	9.33	0.09	(1.99)	(1.90)	(0.05)	-	(0.05)	7.38	0.89%	0.87%	1.64%	(20.34%)		1,051,861	62%
International Value
Class I
2015 (6)	$10.56	$0.15	$0.58	$0.73	$-	$-	$-	$11.29	0.89%	0.89%	2.62%	6.90%		$318,285	43%
2014	11.81	0.44	(1.69)	(1.25)	-	-	-	10.56	0.89%	0.89%	3.82%	(10.54%)		302,892	82%
2013	9.70	0.22	1.89	2.11	-	-	-	11.81	0.88%	0.88%	2.06%	21.68%		354,712	51%
2012	8.52	0.27	1.23	1.50	(0.32)	-	(0.32)	9.70	0.89%	0.89%	3.01%	17.82%		316,519	68%
2011	10.92	0.39	(1.80)	(1.41)	(0.99)	-	(0.99)	8.52	0.90%	0.90%	3.49%	(12.90%)		283,784	66%
2010	10.95	0.20	0.06 (8)	0.26	(0.29)	-	(0.29)	10.92	0.89%	0.89%	1.89%	2.59	% (8)	1,663,482	136%
Class P
2015 (6)	11.74	0.17	0.65	0.82	-	-	-	12.56	0.69%	0.69%	2.68%	7.00%		858,510	43%
2014	13.10	0.48	(1.84)	(1.36)	-	-	-	11.74	0.69%	0.69%	3.83%	(10.37%)		1,070,076	82%
2013	10.74	0.27	2.09	2.36	-	-	-	13.10	0.68%	0.68%	2.30%	21.92%		918,931	51%
2012	9.46	0.32	1.36	1.68	(0.40)	-	(0.40)	10.74	0.69%	0.69%	3.18%	18.05%		1,222,391	68%
2011 (9)	12.05	0.11	(2.64)	(2.53)	(0.06)	-	(0.06)	9.46	0.69%	0.69%	1.68%	(20.99%)		1,126,771	66%
Health Sciences
Class I
2015 (6)	$27.97	($0.02)	$4.19	$4.17	$-	$-	$-	$32.14	1.13%	1.13%	(0.11%)	14.90%		$424,044	25%
2014	22.46	(0.06)	5.57	5.51	-	-	-	27.97	1.13%	1.13%	(0.25%)	24.53%		342,433	93%
2013	14.35	(0.10)	8.21	8.11	-	-	-	22.46	1.13%	1.13%	(0.51%)	56.49%		267,985	57%
2012	12.06	(0.06)	3.10	3.04	-	(0.75)	(0.75)	14.35	1.15%	1.15%	(0.45%)	25.68%		156,854	61%
2011	11.57	(0.13)	1.53	1.40	-	(0.91)	(0.91)	12.06	1.17%	1.17%	(1.07%)	11.94%		123,676	60%
2010	9.38	(0.06)	2.25 (8)	2.19	-	-	-	11.57	1.15%	1.15%	(0.61%)	23.34	% (8)	105,993	62%
Class P
2015 (6)	30.39	0.02	4.54	4.56	-	-	-	34.95	0.92%	0.92%	0.10%	15.02%		27	25%
2014	24.35	(0.01)	6.05	6.04	-	-	-	30.39	0.91%	0.91%	(0.04%)	24.80%		24	93%
2013	15.53	(0.06)	8.88	8.82	-	-	-	24.35	0.91%	0.91%	(0.30%)	56.82%		19	57%
2012	12.97	(0.04)	3.35	3.31	-	(0.75)	(0.75)	15.53	0.95%	0.95%	(0.24%)	25.93%		12	61%
2011 (9)	13.61	(0.07)	(0.57)	(0.64)	-	-	-	12.97	0.98%	0.98%	(0.88%)	(4.70%)		10	60%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)		Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Real Estate
Class I
2015 (6)	$21.68	$0.17	($1.48)	($1.31)	$-	$-	$-	$20.37	1.05%	1.05%	1.53%	(6.05%)		$317,630	25%
2014	16.60	0.32	4.76	5.08	-	-	-	21.68	1.05%	1.05%	1.68%	30.59%		374,485	29%
2013	16.32	0.29	(0.01)	0.28	-	-	-	16.60	1.05%	1.05%	1.72%	1.71%		281,028	18%
2012	14.90	0.20	2.17	2.37	(0.19)	(0.76)	(0.95)	16.32	1.08%	1.08%	1.27%	16.21%		282,777	31%
2011	14.56	0.09	0.81	0.90	-	(0.56)	(0.56)	14.90	1.11%	1.11%	0.57%	6.12%		254,310	21%
2010	11.30	0.10	3.35	3.45	(0.19)	-	(0.19)	14.56	1.07%	1.07%	0.78%	30.54%		624,299	19%
Class P
2015 (6)	22.44	0.23	(1.57)	(1.34)	-	-	-	21.10	0.86%	0.86%	1.99%	(5.96%)		479,247	25%
2014	17.15	0.29	5.00	5.29	-	-	-	22.44	0.85%	0.85%	1.50%	30.85%		498,308	29%
2013	16.83	0.34	(0.02)	0.32	-	-	-	17.15	0.85%	0.85%	1.90%	1.92%		797,151	18%
2012	15.33	0.32	2.16	2.48	(0.22)	(0.76)	(0.98)	16.83	0.88%	0.88%	1.90%	16.44%		832,686	31%
2011 (9)	16.29	0.02	(0.83)	(0.81)	(0.15)	-	(0.15)	15.33	0.92%	0.92%	0.20%	(4.98%)		339,404	21%
Technology
Class I
2015 (6)	$5.65	($0.02)	$0.27	$0.25	$-	$-	$-	$5.90	1.13%	1.13%	(0.53%)	4.29%		$105,592	18%
2014	5.15	(0.03)	0.53	0.50	-	-	-	5.65	1.14%	1.14%	(0.52%)	9.85%		93,793	135%
2013	4.20	(0.02)	0.97	0.95	-	-	-	5.15	1.14%	1.14%	(0.39%)	22.50%		82,990	68%
2012	4.30	(0.02)	0.32	0.30	-	(0.40)	(0.40)	4.20	1.16%	1.16%	(0.49%)	7.14%		68,148	78%
2011	5.53	(0.02)	(0.20)	(0.22)	-	(1.01)	(1.01)	4.30	1.17%	1.17%	(0.48%)	(4.90%)		72,398	83%
2010	4.55	(0.04)	1.02 (8)	0.98	-	-	-	5.53	1.19%	1.19%	(0.76%)	21.50	% (8)	90,260	216%
Class P
2015 (6)	7.10	(0.01)	0.32	0.31	-	-	-	7.41	0.92%	0.92%	(0.32%)	4.40%		14	18%
2014	6.45	(0.02)	0.67	0.65	-	-	-	7.10	0.93%	0.93%	(0.31%)	10.09%		13	135%
2013	5.25	(0.01)	1.21	1.20	-	-	-	6.45	0.92%	0.92%	(0.17%)	22.77%		12	68%
2012	5.27	(0.02)	0.40	0.38	-	(0.40)	(0.40)	5.25	0.95%	0.95%	(0.27%)	7.36%		10	78%
2011 (9)	5.86	(0.01)	(0.58)	(0.59)	-	-	-	5.27	0.98%	0.98%	(0.27%)	(10.16%)		9	83%
Absolute Return
Class I
2015 (6), (7)	$10.00	$0.01	($0.18)	($0.17)	$-	$-	$-	$9.83	1.03%	1.03%	0.67%	(1.71%)		$155	44%
Class P
2015 (6), (7)	10.00	0.01	(0.18)	(0.17)	-	-	-	9.83	0.84%	0.84%	0.78%	(1.67%)		1,266,176	44%
Currency Strategies
Class I
2015 (6)	$10.61	($0.04)	($0.43)	($0.47)	$-	$-	$-	$10.14	0.89%	0.89%	(0.69%)	(4.44%)		$4,145	15%
2014	10.26	(0.08)	0.43	0.35	-	-	-	10.61	0.89%	0.89%	(0.75%)	3.53%		4,526	57%
2013	9.89	(0.07)	0.44	0.37	-	-	-	10.26	0.88%	0.88%	(0.70%)	3.72%		2,614	73%
2012 (16)	10.00	(0.02)	(0.09)	(0.11)	-	-	-	9.89	0.88%	0.88%	(0.70%)	(1.14%)		224	0%
Class P
2015 (6)	10.66	(0.03)	(0.43)	(0.46)	-	-	-	10.20	0.69%	0.69%	(0.49%)	(4.34%)		1,314,631	15%
2014	10.28	(0.06)	0.44	0.38	-	-	-	10.66	0.69%	0.69%	(0.56%)	3.74%		1,729,685	57%
2013	9.89	(0.05)	0.44	0.39	-	-	-	10.28	0.68%	0.68%	(0.50%)	3.93%		1,428,683	73%
2012 (16)	10.00	(0.01)	(0.10)	(0.11)	-	-	-	9.89	0.68%	0.68%	(0.50%)	(1.09%)		1,458,137	0%
Equity Long/Short
Class I
2015 (6), (7)	$10.00	($0.02)	$0.07	$0.05	$-	$-	$-	$10.05	1.40%	1.25%	(1.21%)	0.48%		$691	0%
Class P
2015 (6), (7)	10.00	(0.02)	0.07	0.05	-	-	-	10.05	1.19%	1.04%	(1.01%)	0.50%		1,322,607	0%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data										Ratios to Average Net Assets				Supplemental Data
		Investment Operations					Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)		Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Global Absolute Return
Class I
2015 (6)	$10.46	$0.29		$0.03		$0.32	$-	$-	$-	$10.78	1.14%	1.14%	5.38%		3.02%	$13,036	57%
2014	9.87	0.48		0.11		0.59	-	-	-	10.46	1.15%	1.15%	4.70%		6.03%	10,686	127%
2013	9.98	0.35		(0.46)		(0.11)	-	-	-	9.87	1.09%	1.09%	3.53%		(1.15%)	7,240	93%
2012 (16)	10.00	0.06		(0.08)		(0.02)	-	-	-	9.98	1.07%	1.07%	2.44%		(0.20%)	923	45%
Class P
2015 (6)	10.51	0.30		0.03		0.33	-	-	-	10.84	0.94%	0.94%	5.55%		3.12%	1,174,186	57%
2014	9.89	0.49		0.13		0.62	-	-	-	10.51	0.95%	0.95%	4.82%		6.24%	1,534,502	127%
2013	9.99	0.36		(0.46)		(0.10)	-	-	-	9.89	0.88%	0.88%	3.59%		(0.95%)	1,936,490	93%
2012 (16)	10.00	0.05		(0.06)		(0.01)	-	-	-	9.99	0.86%	0.86%	2.10%		(0.15%)	2,029,821	45%
Precious Metals
Class I
2015 (6)	$4.05	($0.01)		($0.09)		($0.10)	$-	$-	$-	$3.95	1.01%	0.98%	(0.37%)		(2.37%)	$12,696	23%
2014	4.40	(0.01)		(0.34)		(0.35)	-	-	-	4.05	0.94%	0.94%	(0.17%)		(7.99%)	13,016	20%
2013	8.60	0.02		(4.22)		(4.20)	-	-	-	4.40	0.94%	0.94%	0.35%		(48.83%)	7,565	14%
2012 (16)	10.00	(-	) (11)	(1.40)		(1.40)	-	-	-	8.60	0.92%	0.92%	(0.00	%) (11)	(14.01%)	2,303	3%
American Funds Asset Allocation (14)
Class I
2015 (6)	$20.03	$0.04		$0.12		$0.16	$-	$-	$-	$20.19	0.95%	0.50%	0.35%		0.81%	$2,178,938	2%
2014	19.05	0.27		0.71		0.98	-	-	-	20.03	0.95%	0.50%	1.38%		5.14%	2,085,626	2%
2013	15.45	0.27		3.33		3.60	-	-	-	19.05	0.96%	0.62%	1.56%		23.28%	1,555,307	0	% (17)
2012	13.79	0.32		1.82		2.14	(0.26)	(0.22)	(0.48)	15.45	0.97%	0.63%	2.12%		15.72%	571,092	5%
2011	14.30	0.24		(0.10)		0.14	(0.45)	(0.20)	(0.65)	13.79	0.97%	0.63%	1.67%		0.93%	278,159	8%
2010	12.76	0.24		1.30		1.54	-	-	-	14.30	0.98%	0.64%	1.87%		12.04%	228,288	9%
Pacific Dynamix-Conservative Growth
Class I
2015 (6)	$13.47	($0.03)		$0.15		$0.12	$-	$-	$-	$13.59	0.42%	0.38%	(0.38%)		0.92%	$456,082	6%
2014	12.76	(0.05)		0.76		0.71	-	-	-	13.47	0.42%	0.38%	(0.38%)		5.50%	441,650	11%
2013	11.67	(0.05)		1.14		1.09	-	-	-	12.76	0.42%	0.38%	(0.38%)		9.39%	342,779	9%
2012	11.26	0.22		0.81		1.03	(0.16)	(0.46)	(0.62)	11.67	0.43%	0.39%	1.88%		9.42%	248,916	6%
2011	11.91	0.34		(-	) (11)	0.34	(0.31)	(0.68)	(0.99)	11.26	0.44%	0.39%	2.82%		2.92%	134,491	47%
2010	11.19	0.38		0.77		1.15	(0.20)	(0.23)	(0.43)	11.91	0.50%	0.41%	3.21%		10.28%	129,774	22%
Pacific Dynamix-Moderate Growth
Class I
2015 (6)	$16.16	($0.03)		$0.27		$0.24	$-	$-	$-	$16.40	0.41%	0.37%	(0.37%)		1.46%	$1,748,405	2%
2014	15.32	(0.06)		0.90		0.84	-	-	-	16.16	0.42%	0.37%	(0.37%)		5.53%	1,580,279	6%
2013	13.32	(0.05)		2.05		2.00	-	-	-	15.32	0.42%	0.37%	(0.37%)		14.95%	1,151,519	3%
2012	12.32	0.27		1.15		1.42	(0.19)	(0.23)	(0.42)	13.32	0.42%	0.37%	2.08%		11.74%	644,608	2%
2011	12.79	0.38		(0.31)		0.07	(0.29)	(0.25)	(0.54)	12.32	0.43%	0.37%	2.97%		0.48%	289,387	9%
2010	11.77	0.27		1.13		1.40	(0.20)	(0.18)	(0.38)	12.79	0.48%	0.39%	2.19%		11.92%	158,070	10%
Pacific Dynamix-Growth
Class I
2015 (6)	$17.30	($0.03)		$0.39		$0.36	$-	$-	$-	$17.66	0.42%	0.37%	(0.37%)		2.07%	$571,557	4%
2014	16.41	(0.06)		0.95		0.89	-	-	-	17.30	0.42%	0.37%	(0.37%)		5.43%	524,769	8%
2013	13.57	(0.05)		2.89		2.84	-	-	-	16.41	0.42%	0.36%	(0.36%)		20.98%	418,668	6%
2012	12.52	0.20		1.49		1.69	(0.18)	(0.46)	(0.64)	13.57	0.42%	0.36%	1.48%		13.76%	264,131	10%
2011	13.23	0.28		(0.51)		(0.23)	(0.22)	(0.26)	(0.48)	12.52	0.43%	0.36%	2.13%		(1.85%)	188,875	6%
2010	12.10	0.20		1.47		1.67	(0.16)	(0.38)	(0.54)	13.23	0.50%	0.38%	1.58%		13.82%	108,426	22%

See Notes to Financial Statements	See explanation of references on B-40 and B-41

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Conservative
Class I
2015 (6)	$11.28	($0.02)	$0.16	$0.14	$-	$-		$-	$11.42	0.31%	0.31%	(0.31%)	1.22%	$2,248,969	15%
2014	10.91	(0.04)	0.41	0.37	-	-		-	11.28	0.31%	0.31%	(0.31%)	3.39%	2,422,841	13%
2013	10.59	(0.03)	0.35	0.32	-	-		-	10.91	0.31%	0.28%	(0.28%)	3.04%	2,838,674	8%
2012	9.86	0.28	0.72	1.00	(0.26)	(0.01)		(0.27)	10.59	0.31%	0.21%	2.69%	10.11%	3,773,295	42%
2011 (12)	10.00	0.11	(0.16)	(0.05)	(0.09)	-		(0.09)	9.86	0.31%	0.21%	1.73%	(0.52%)	3,552,104	11%
Portfolio Optimization Moderate-Conservative
Class I
2015 (6)	$11.79	($0.02)	$0.21	$0.19	$-	$-		$-	$11.98	0.31%	0.31%	(0.31%)	1.58%	$3,987,756	15%
2014	11.34	(0.04)	0.49	0.45	-	-		-	11.79	0.31%	0.31%	(0.31%)	4.03%	4,196,686	17%
2013	10.48	(0.03)	0.89	0.86	-	-		-	11.34	0.31%	0.28%	(0.28%)	8.16%	4,505,967	12%
2012	9.60	0.25	0.87	1.12	(0.24)	(-	) (11)	(0.24)	10.48	0.31%	0.21%	2.47%	11.65%	4,701,506	38%
2011 (12)	10.00	0.09	(0.42)	(0.33)	(0.07)	-		(0.07)	9.60	0.31%	0.21%	1.46%	(3.25%)	4,038,449	8%
Portfolio Optimization Moderate
Class I
2015 (6)	$12.19	($0.02)	$0.25	$0.23	$-	$-		$-	$12.42	0.31%	0.31%	(0.31%)	1.90%	$14,039,275	15%
2014	11.65	(0.04)	0.58	0.54	-	-		-	12.19	0.31%	0.31%	(0.31%)	4.62%	14,825,332	16%
2013	10.33	(0.03)	1.35	1.32	-	-		-	11.65	0.31%	0.28%	(0.28%)	12.74%	15,883,448	12%
2012	9.34	0.21	0.99	1.20	(0.21)	-		(0.21)	10.33	0.31%	0.21%	2.10%	12.94%	15,072,411	36%
2011 (12)	10.00	0.08	(0.68)	(0.60)	(0.06)	-		(0.06)	9.34	0.31%	0.21%	1.30%	(6.00%)	14,512,733	9%
Portfolio Optimization Growth
Class I
2015 (6)	$12.58	($0.02)	$0.30	$0.28	$-	$-		$-	$12.86	0.31%	0.31%	(0.31%)	2.24%	$11,755,859	15%
2014	11.97	(0.04)	0.65	0.61	-	-		-	12.58	0.31%	0.31%	(0.31%)	5.08%	12,300,634	17%
2013	10.19	(0.03)	1.81	1.78	-	-		-	11.97	0.31%	0.28%	(0.28%)	17.46%	13,367,354	14%
2012	9.09	0.17	1.11	1.28	(0.18)	-		(0.18)	10.19	0.31%	0.21%	1.76%	14.02%	12,605,307	34%
2011 (12)	10.00	0.06	(0.92)	(0.86)	(0.05)	-		(0.05)	9.09	0.31%	0.21%	1.01%	(8.60%)	12,541,915	8%
Portfolio Optimization Aggressive-Growth
Class I
2015 (6)	$12.75	($0.02)	$0.33	$0.31	$-	$-		$-	$13.06	0.31%	0.31%	(0.31%)	2.45%	$2,545,822	15%
2014	12.11	(0.04)	0.68	0.64	-	-		-	12.75	0.31%	0.31%	(0.31%)	5.29%	2,639,423	19%
2013	10.02	(0.03)	2.12	2.09	-	-		-	12.11	0.31%	0.28%	(0.28%)	20.86%	2,876,530	16%
2012	8.82	0.14	1.20	1.34	(0.14)	-		(0.14)	10.02	0.31%	0.21%	1.43%	15.17%	2,634,612	33%
2011 (12)	10.00	0.05	(1.19)	(1.14)	(0.04)	-		(0.04)	8.82	0.31%	0.21%	0.85%	(11.38%)	2,662,738	12%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Since January 1, 2013, no dividends and capital gains distributions have been made by the portfolios under the current dividend and distribution policy (see Note 2B in Note to Financial Statements).
(3)	The ratios for periods of less than one full year are annualized.
(4)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers, and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to the Financial Statements. The expense ratios for the Pacific Dynamix and Portfolio Optimization Portfolios do not include expenses of their respective underlying portfolios (see Note 1 in Notes to Financial Statements) in which the Pacific Dynamix and Portfolio Optimization Portfolios invest.
(5)	Total returns for periods of less than one full year are not annualized.
(6)	Unaudited for the six-month period ended June 30, 2015.
(7)	The Core Income, Absolute Return, and Equity Long/Short Portfolios commenced operations on April 27, 2015.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

(8)	“Net Realized and Unrealized Gain (Loss)” and “Total Returns” include payments by an affiliate (Pacific Life Fund Advisors LLC) to certain portfolios of the Fund that were made during 2010 to compensate for the valuation of a portfolio holding, the Mellon GSL DBT II Collateral Fund, relating to the operation of the Fund’s securities lending program during 2008. The Fund had terminated the securities lending program on April 8, 2011 for all applicable portfolios except for the Long/Short Large-Cap Portfolio (See Note 8 in Notes to Financial Statements). The payments did not have an impact greater than or equal to $0.005 per share on any of the following portfolios:

Portfolio	Payment by Affiliate Impact to Portfolio Per Share	Payment by Affiliate Impact to Total Return
Diversified Bond	$0.00	0.00%
High Yield Bond	$0.00	0.00%
Managed Bond	$0.00	0.01%
Short Duration Bond	$0.00	0.00%
Focused Growth	$0.00	0.01%
Growth	$0.00	0.00%
Mid-Cap Growth	$0.00	0.01%
Small-Cap Equity	$0.00	0.00%
Small-Cap Index	$0.00	0.00%
International Value	$0.00	0.01%
Health Sciences	$0.00	0.01%
Technology	$0.00	0.02%

(9)	Operations of Class P commenced on May 2, 2011.
(10)	The Floating Rate Income and Value Advantage Portfolios commenced operations on May 1, 2013.
(11)	Reflects an amount rounding to less than $0.01 per share or 0.01%.
(12)	The Inflation Strategy, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios commenced operations on May 2, 2011.
(13)	The Emerging Market Debt Portfolio commenced operations on April 30, 2012.
(14)	The expense ratios for the American Funds Growth, American Funds Growth-Income, and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds in which the portfolios invest. The portfolio turnover rates for the Master Funds for the years ended are as follows:

	Growth	Growth-Income	Asset Allocation
June 30, 2015	9%	14%	45%
December 30, 2014	29%	25%	88%
December 31, 2013	19%	19%	74%
December 31, 2012	21%	25%	61%
December 31, 2011	19%	22%	43%
December 31, 2010	28%	22%	46%

(15)	The annualized ratios of expenses, excluding dividend expenses on securities sold short, after and before expense reductions to average net assets for the years or periods ended are as follows:

	Class I		Class P
	Before	After	Before	After
June 30, 2015	1.42%	1.37%	1.22%	1.17%
December 31, 2014	1.48%	1.43%	1.29%	1.24%
December 31, 2013	1.45%	1.40%	1.25%	1.20%
December 31, 2012	1.37%	1.35%	1.16%	1.15%
December 31, 2011	1.36%	1.28%	1.16%	1.16%
December 31, 2010	1.36%	1.24%

The portfolio turnover rates, excluding securities sold short, for the same periods above were 64%, 118%, 77%, 78%, 149%, and 154%, respectively.
(16)	The Currency Strategy, Global Absolute Return, and Precious Metals Portfolios commenced operation on September 28, 2012.
(17)	The portfolio turnover rate for American Funds Asset Allocation Portfolio reflects an amount rounding to less than 1% for the year ended December 31, 2013.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, and is organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of June 30, 2015, the Trust was comprised of fifty-nine separate portfolios, fifty of which are presented in these financial statements: the Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Dividend Growth, Equity Index, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Real Estate, Absolute Return, Currency Strategies, Equity Long/Short, and Global Absolute Return Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”); and the American Funds® Growth, American Funds Growth-Income, Focused Growth, Health Sciences, Technology, Precious Metals, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios. American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”) and Main Street is a registered trademark of OppenheimerFunds, Inc.

The Trust offers two separate share classes, Class I and Class P. Each portfolio presented in these financial statements, except for the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”), the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”), and the American Funds Growth, American Funds Growth-Income, Precious Metals and American Funds Asset Allocation Portfolios offer both Class I and Class P shares. The American Funds Growth, American Funds Growth-Income, Precious Metals, American Funds Asset Allocation Portfolios, Pacific Dynamix Portfolios, and Portfolio Optimization Portfolios offer Class I shares only.

American Funds Growth, American Funds Growth-Income, and American Funds Asset Allocation Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Portfolio, to qualify as a regulated investment company. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedules of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements. As of June 30, 2015, the American Funds Growth, American Funds Growth-Income, and American Funds Asset Allocation Portfolios owned 1.44%,1.28%, and 12.11% of the Growth, Growth-Income, and Asset Allocation Master Funds, respectively. American Funds Insurance Series is a registered trademark of AFD.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”) (see Note 7C). Presently, only the Pacific Dynamix Portfolios and the Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Portfolios.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Underlying Portfolios, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Underlying Portfolios, see the Where to Go for More Information section of this report on page D-14.

The Portfolio Optimization Portfolios invest their assets in Class P shares of the Portfolio Optimization Underlying Portfolios (see Note 7C). Presently, only the Portfolio Optimization Portfolios and the Adviser and certain of its affiliates can invest in Class P shares of the Portfolio Optimization Underlying Portfolios.

Shares of the portfolios within the Trust are offered only to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which portfolios of the Trust to make available.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (United States Generally Accepted Accounting Principles, or “U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each portfolio qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective January 1, 2015, the Trust implemented Accounting Standards Update (“ASU”) No. 2014-11 issued by the Financial Accounting Standards Board (“FASB”). The ASU requires two new disclosures. The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements. The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings (see required disclosure in Note 12).

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A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gains distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A portfolio will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the portfolio invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 4) by a portfolio are amortized over the expected term of each applicable senior loan. Commitment fees received by a portfolio relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Prior to January 1, 2015, each portfolio of the Trust was either qualified as a regulated investment company (each, a “RIC Portfolio” and collectively, the “RIC Portfolios”) under Subchapter M of the Internal Revenue Code or treated as a partnership (each, a “Partnership Portfolio” and collectively, the “Partnership Portfolios”) for Federal income tax purposes only. Effective January 1, 2015, each of the remaining RIC Portfolios elected to change their tax status from a regulated investment company to a partnership for Federal income tax purposes on a going-forward basis. Beginning January 1, 2013, each of the RIC Portfolios utilized the consent dividend provision of section 565 of the Internal Revenue Code to effectively distribute income and capital gains for tax purposes even though dividends have not actually been paid by the RIC Portfolios. The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions have been paid by any portfolio since January 1, 2013 and there will be no dividends and capital gains distributions paid by any portfolio in future years under the current dividend and distributions policy (see Financial Highlights on pages B-28 through B-41 and Note 13).

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the portfolios separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular portfolio are charged to that portfolio (such as portfolio-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each portfolio. Generally, other Trust expenses are allocated proportionately among all the portfolios in relation to the net assets of each portfolio.

E. OFFERING COSTS

A new portfolio bears all costs (or the applicable pro-rata share if there is more than one new portfolio) associated with the offering expenses of the portfolio, including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new portfolio on a straight-line basis over twelve months from commencement of operations.

F. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued an ASU that eliminates the requirement to classify the investments measured at an investment’s fair value using the net asset value per share practical expedient within the fair value hierarchy. In addition, the ASU eliminates the requirement to make specific disclosures for all investments eligible to be assessed at fair value with the net asset value per share practical expedient. Instead, such disclosures are restricted only to investments that the entity has decided to measure using the practical expedient. This ASU is effective for fiscal years beginning after December 15, 2015. Management is currently evaluating the impact that the implementation of this ASU will have on the Trust’s financial statement disclosures.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or

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the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values the portfolios’ investments, which includes using third party pricing services, does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each portfolio’s investments.

B. NET ASSET VALUE

Each portfolio of the Trust presented in these financial statements is divided into shares and share classes, if applicable. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets, subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those portfolios.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no official closing price or last reported sales price are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options, and Swaps

Exchange traded futures, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the applicable Pacific Dynamix Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

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Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the applicable Portfolio Optimization Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Trust based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not the Trust. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investments in Other Investment Companies

Portfolio investments in other investment companies are valued at their respect NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each portfolio’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each portfolio’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. If a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. If a portfolio had an amount of total transfers between each level within the three-tier hierarchy during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period, the Trust also discloses the amounts and reasons for such transfers. A summary of each portfolio’s investments as of June 30, 2015 as categorized under the three-tier hierarchy of inputs, the reconciliation of Level 3 investments, and information on transfers between each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity

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securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a portfolio are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either

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broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps Agreements

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of a total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each portfolio as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested.

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Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect portfolio performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a portfolio invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a portfolio may lose value, regardless of the individual results of the securities and other instruments in which the portfolio invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a portfolio in unforeseen ways, such as causing the portfolio to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of their assets among those portfolios. The semi-annual report for the Pacific Dynamix Underlying Portfolios contains information about the risks associated with investing in the Pacific Dynamix Underlying Portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 7C).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of their assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 7C).

Feeder Portfolios

The American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios are exposed to the same risks as the corresponding Master Funds in which they invest.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a portfolio’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High Yield or “junk” securities may be more volatile than higher rated securities. High yield securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

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Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the portfolio, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2015, no participation interest in Senior Loans was held by any of the portfolios presented in these financial statements.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move

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in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain portfolios may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain portfolios may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a portfolio to resell the security at an agreed upon price and time. Repurchase agreements permit a portfolio to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the portfolios at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a portfolio are collateralized with cash or securities of a type that a portfolio is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a portfolio must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a portfolio is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a portfolio normally will have used the collateral received to settle the short sale, a portfolio will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a portfolio as collateral, the portfolio has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a portfolio under the repurchase agreement. Upon an event of default under

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the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a portfolio’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

For the Long/Short Large-Cap Portfolio, in the event of a default by the portfolio where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the portfolio’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the portfolio’s obligation to pay the lender.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a portfolio’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a portfolio’s volatility.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments; or repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the portfolio’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, the portfolio has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to a portfolio. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied. There is also a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment

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value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A portfolio may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation

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between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following portfolios entered into futures contracts for the reasons described: The Diversified Bond and Inflation Strategy Portfolios used futures to manage portfolio risk and duration. The Inflation Managed and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond Portfolio used interest rate futures contracts to manage duration and interest rate risk. The Long/Short Large-Cap Portfolio used futures contracts to manage interest rate risk, to provide liquidity, as a substitute for cash bond exposure and maintain full exposure to the equity markets. The Equity Index, Small-Cap Equity, and Small-Cap Index Portfolios utilized futures to provide market exposure proportionate to the size of each portfolio’s cash flows and residual cash balances. The Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, International Large-Cap, International Small-Cap, and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets related to the Portfolio Optimization Portfolios. The Absolute Return Portfolio used futures to managed portfolio risk and duration and as a substitute for cash bond exposure. The Equity Long/Short Portfolio used futures to gain exposure to the equity market. The Global Absolute Return Portfolio used futures to manage duration and interest rate risk, to maintain full exposure to the equities market, to manage exposure to various markets and interest rates, to provide daily liquidity for the portfolio’s inflows and outflows, and to enhance returns.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following portfolios entered into option contracts for the reasons described: The Diversified Bond and Inflation Strategy Portfolios purchased or wrote options to manage portfolio risk and duration. The Inflation Managed and Managed Bond Portfolios wrote options and swaptions on futures, currencies, volatility and swaps, as a means of capitalizing on anticipated changes in market volatility and to generate income. Both Portfolios also wrote inflation floors to hedge duration. The Mid-Cap Growth Portfolio purchased and wrote option contracts on indices and individual equity securities to gain exposure to certain companies, generate income and to hedge market risk on equity securities. The Health Sciences Portfolio purchased or wrote options to enhance returns. The Technology Portfolio purchased and wrote option contracts on individual equity securities to gain exposure to certain companies. The Absolute Return Portfolio used options to hedge overall portfolio downside risk. The Global Absolute Return Portfolio purchased or wrote options for hedging purposes to protect gains and to enhance returns.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

During the reporting period, the following portfolios entered into forward foreign currency contracts for the reasons described: The Diversified Bond, Inflation Strategy, and Short Duration Bond Portfolios used Forward Contracts for hedging purposes to help protect the portfolios’ returns against adverse currency movements. The Inflation Managed and Managed Bond Portfolios used Forward Contracts in connection with settling planned purchases or sales of investments, to hedge against currency exposure associated with some or all of these portfolios’ investments and as a part these portfolios’ investment strategy. The Emerging Markets Debt, International Value, Absolute Return, and Equity Long/Short Portfolios used Forward Contracts to gain market exposure, for hedging purposes to help protect the portfolio’s returns against adverse currency movements, and as a part of the portfolio’s investment strategy. The Comstock Portfolio used Forward Contracts for hedging purpose to help protect the portfolio’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Health Sciences Portfolio used Forward Contracts to manage exposure to foreign currencies and as an economic hedge against specific transactions and portfolio investments. The Currency Strategies Portfolio utilized non-deliverable Forwards Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the portfolio’s returns against adverse currency movements and as a part of the portfolio’s investment strategy. The Global Absolute Return Portfolio used Forward Contracts for hedging purposes to protect the portfolio’s returns against adverse currency movements, to shift exposure from one currency to another, to enhance returns, and as a substitute for securities.

Forward Bond Contracts – Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

During the reporting period, the Global Absolute Return Portfolio entered into forward bond contracts for hedging purposes to protect the portfolio’s returns against adverse currency movements, to shift exposure from one currency to another, to enhance returns, and as a substitute for securities.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the portfolios and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the following portfolios entered into interest rate swap agreements for the reasons described: The Diversified Bond Portfolio entered into interest rate swaps in order to manage duration and yield curve exposure. The Inflation Managed and Managed

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain market exposure, for hedging purposes, and as a part of the portfolio’s investment strategy. The Absolute Return Portfolio entered into interest rate swaps for hedging purposes and to gain market exposure. The Global Absolute Return Portfolio entered into interest rate swaps for hedging purposes, to manage interest rate and currency risk, to enhance returns, and to manage exposure to the markets.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2015 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

During the reporting period, the following portfolios entered into credit default swap agreements for the reasons described: The Diversified Bond Portfolio utilized credit default swaps on indices and individual credit issuers to manage exposure to and within the credit and prime residential mortgage-backed security sectors. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and to the broader investment grade, high yield, or emerging markets through the use of credit default swaps on credit indices. The Inflation Managed and Managed Bond Portfolios also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, and to take advantage of the basis between the credit default swap and cash bond market. The Absolute Return Portfolio entered into single name credit default swaps for hedging purposes and to increase or decrease credit exposure. The Global Absolute Return Portfolio entered into credit default swaps to increase or decrease credit exposure to individual issuers of debt securities, to increase or decrease exposure to a specific security or basket of securities, and to enhance returns.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

A portfolio may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following portfolios entered into total return swap agreements for the reasons described: The High Yield Bond Portfolio entered into total return swaps on credit indices to obtain long exposure to the broader high yield market to enhance portfolio liquidity. The Inflation Strategy Portfolio entered into total return swaps as a substitute for physical securities and as part of the portfolio’s investment strategy. The Emerging Markets Debt Portfolio entered into total return swaps to gain market exposure, for hedging purposes, and as a part of the portfolio’s investment strategy. The Global Absolute Return Portfolio entered into total return swaps to increase or decrease credit exposure to individual issuers of debt securities, to increase or decrease exposure to a specific security or basket of securities, and to enhance returns.

A total return basket swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The portfolio has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the portfolio and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the portfolio and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the portfolio and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a portfolio and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

During the reporting period, the Equity Long/Short Portfolio entered into total return basket swap agreements to gain exposure to equity indices.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

During the reporting period, the Inflation Managed Portfolio entered into volatility swaps to strategically enhance returns.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Investments, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin	Payable: Variation margin
Interest rate contracts	Swap agreements, at value	Swap agreements, at value
	Forward bond contracts appreciation	Forward bond contracts depreciation
Foreign currency contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation
	Swap agreements, at value	Swap agreements, at value

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015:

		Asset Derivative Investments Value
Portfolio	Total Value at June 30, 2015	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$16,545,632	$1,452,890	*	$-		$4,788,442 *	$10,304,300	*
Inflation Managed	16,879,307	424,355	*	-		9,098,160	7,356,792	*
Inflation Strategy	732,317	-		-		180,160	552,157	*
Managed Bond	94,312,752	4,240,970	*	-		70,520,407	19,551,375	*
Short Duration Bond	122,537	-		-		121,107	1,430	*
Emerging Markets Debt	21,928,050	-		-		5,083,001	16,845,049
Comstock	1,548,325	-		-		1,548,325	-
Mid-Cap Growth	2,435,932	-		2,435,932		-	-
International Value	5,218,660	-		-		5,218,660	-
Health Sciences	2,286	-		-		2,286	-
Technology	19,141	-		19,141		-	-
Absolute Return	24,956,061	2,955,279	*	3,968,864		6,373,227	11,658,691	*
Currency Strategies	31,185,430	-		-		31,185,430	-
Equity Long/Short	39,524,584	-		36,188,509	*	3,336,075	-
Global Absolute Return	149,892,275	28,106,955		10,960,077	*	86,622,375	24,202,868	*

		Liability Derivative Investments Value
Portfolio	Total Value at June 30, 2015	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($10,632,383)	$-		$-		($2,410,800)	($8,221,583	)*
High Yield Bond	(211,053)	-		-		-	(211,053)
Inflation Managed	(17,654,431)	(3,087,334)		-		(4,521,041)	(10,046,056	)*
Inflation Strategy	(272,322)	-		-		(11,300)	(261,022	)*
Managed Bond	(32,782,133)	(1,321,761	)*	-		(19,252,074)	(12,208,298	)*
Short Duration Bond	(7,132)	-		-		(7,132)	-
Emerging Markets Debt	(5,490,107)	-		-		(5,216,854)	(273,253)
Comstock	(346,603)	-		-		(346,603)	-
Equity Index	(1,128,396)	-		(1,128,396	)*	-	-
Long/Short Large-Cap	(179,189)	-		(179,189	)*	-	-
Mid-Cap Growth	(1,168,408)	-		(1,168,408)		-	-
Small-Cap Equity	(71,238)	-		(71,238	)*	-	-
Small-Cap Index	(228,713)	-		(228,713	)*	-	-
International Value	(4,579,095)	-		-		(4,579,095)	-
Health Sciences	(453,972)	-		-		(453,972)	-
Technology	(75,112)	-		(75,112)		-	-
Absolute Return	(7,856,570)	(2,555,086)		(2,399,156)		(1,386,339)	(1,515,989	)*
Currency Strategies	(33,336,904)	-		-		(33,336,904)	-
Equity Long/Short	(18,230,670)	-		(17,638,730	)*	(591,940)	-
Global Absolute Return	(99,289,216)	(8,098,001	)*	(8,221,543	)*	(54,298,303)	(28,671,369	)*

*	Includes cumulative appreciation and depreciation of futures contracts and centrally cleared options and swaps as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contract transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on forward bond contracts
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on forward bond contracts
Foreign currency contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

The following is a summary of each portfolio’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2015:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$15,667,972	$498,316	$-	$11,363,769	$3,805,887
High Yield Bond	(35,468)	-	-	-	(35,468)
Inflation Managed	5,589,739	(740,316)	-	22,711,119	(16,381,064)
Inflation Strategy	5,573,789	-	-	392,889	5,180,900
Managed Bond	58,729,584	(11,625,784)	-	51,163,962	19,191,406
Short Duration Bond	(21,634)	-	-	128,017	(149,651)
Emerging Markets Debt	(8,240,861)	-	-	(9,175,877)	935,016
Comstock	6,352,892	-	-	6,352,892	-
Equity Index	2,631,702	-	2,631,702	-	-
Long/Short Large-Cap	1,435,291	-	1,435,291	-	-
Mid-Cap Equity	(687,883)	-	(687,883)	-	-
Mid-Cap Growth	(1,078,821)	-	(1,078,821).	-	-
Mid-Cap Value	(489,860)	-	(489,860)	-	-
Small-Cap Equity	308,077	-	308,077	-	-
Small-Cap Index	907,750	-	907,750	-	-
Small-Cap Value	(1,060,355)	-	(1,060,355)	-	-
Value Advantage	(193,982)	-	(193,982)	-	-
International Large-Cap	6,713	-	6,713	-	-
International Small-Cap	(3,044,802)	-	(3,044,802)	-	-
International Value	8,434,441	-	4,394,554	4,039,887	-
Health Sciences	(267,737)	-	23,671	(291,408)	-
Technology	(64,288)	-	(64,288)	-	-
Absolute Return	789,404	1,187,866	(494,960)	(6,384,326)	6,480,824
Currency Strategies	(6,710,751)	-	-	(6,710,751)	-
Equity Long/Short	(11,702,844)	-	(8,869,200)	(2,833,644)	-
Global Absolute Return	66,900,981	(8,020,528)	1,045,313	82,083,759	(8,207,563)
Precious Metals	8,389	-	-	8,389	-

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$1,756,571	$230,681	$-	($1,298,075)	$2,823,965
High Yield Bond	(15,434)	-	-	-	(15,434)
Inflation Managed	6,270,169	(1,086,503)	-	(4,876,565)	12,233,237
Inflation Strategy	(303,794)	-	-	60,228	(364,022)
Managed Bond	5,443,018	10,067,666	-	(9,375,571)	4,750,923
Short Duration Bond	512,710	-	-	507,433	5,277
Emerging Markets Debt	8,972,821	-	-	9,478,263	(505,442)
Comstock	(1,590,217)	-	-	(1,590,217)	-
Equity Index	(1,702,317)	-	(1,702,317)	-	-

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Long/Short Large-Cap	($567,973)	$-	($567,973)	$-	$-
Mid-Cap Growth	492,175	-	492,175	-	-
Small-Cap Equity	(202,125)	-	(202,125)	-	-
Small-Cap Index	(440,377)	-	(440,377)	-	-
International Value	(267,987)	-	(407,942)	139,955	-
Health Sciences	(954,736)	-	-	(954,736)	-
Technology	(18,882)	-	(18,882)	-	-
Absolute Return	15,542,016	(297,599)	710,025	4,986,888	10,142,702
Currency Strategies	(35,168,686)	-	-	(35,168,686)	-
Equity Long/Short	21,293,914	-	18,549,779	2,744,135	-
Global Absolute Return	(35,440,132)	(1,257,811)	(1,096,558)	(36,002,914)	2,917,151

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended June 30, 2015:

	Average Positions and Values of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Option Contracts		Swap Agreements
Portfolio	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
Diversified Bond	15	$4,696,409	14	$2,321,618	33	($1,769,599)	5	$4,227,112
High Yield Bond	-	-	-	-	-	-	1	(135,557)
Inflation Managed	10	(595,577)	69	11,359,224	39	(1,755,917)	74	(14,091,156)
Inflation Strategy	4	(438,877)	2	127,956	4	(10,644)	1	(182,278)
Managed Bond	15	2,261,715	130	68,499,824	91	(3,293,243)	111	(12,218,241)
Short Duration Bond	1	(29,379)	3	(23,807)	-	-	-	-
Emerging Markets Debt	-	-	142	(3,541,929)	-	-	20	23,947,962
Comstock	-	-	18	579,865	-	-	-	-
Equity Index	1	41,764	-	-	-	-	-	-
Long/Short Large-Cap	1	57,759	-	-	-	-	-	-
Mid-Cap Growth	-	-	-	-	5	234,524	-	-
Small-Cap Equity	1	42,621	-	-	-	-	-	-
Small-Cap Index	1	61,269	-	-	-	-	-	-
International Value	1	135,981	51	1,012,364	-	-	-	-
Health Sciences	-	-	16	229,586	1	(2,952)	-	-
Technology	-	-	-	-	3	(20,445)	-	-
Absolute Return	9	110,554	11	1,662,296	2	523,236	33	3,403,744
Currency Strategies	-	-	69	14,658,781	-	-	-	-
Equity Long/Short	14	(5,270,765)	38	914,712	-	-	14	11,454,025
Global Absolute Return	13	(4,479,180)	139	23,347,460	38	12,180,423	177	50,836,561

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations, serve as indicators of volume of derivative activity for each applicable portfolio for the period ended June 30, 2015.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of June 30, 2015:

	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities			Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instrument	Collateral Received	Net Amount		Financial Instrument	Collateral Pledged	Net Amount
	Assets				Liabilities
Diversified Bond
Option contracts	$-	$-	$-	$-	($227,086)	$-	$-	($227,086)
Foreign currency contracts	4,131,584	(1,862,364)	-	2,269,220	(1,862,364)	1,862,364	-	-
High Yield Bond
Swap agreements	-	-	-	-	(211,053)	-	-	(211,053)
Inflation Managed
Swap agreements	503,192	(369,494)	(68,725)	64,973	(8,962,566)	369,494	5,694,887	(2,898,185)
Option contracts	1,552,205	(1,224,152)	(168,629)	159,424	(2,721,418)	1,224,152	992,283	(504,983)
Foreign currency contracts	9,098,160	(1,548,817)	(3,880,589)	3,668,754	(3,676,874)	1,548,817	1,410,327	(717,730)
Sale-buyback financing					(730,196,643)	726,393,784	2,165,830	(1,637,029)
Inflation Strategy
Swap agreements	476,923	-	-	476,923	-	-	-	-
Foreign currency contracts	180,160	(7,141)	-	173,019	(11,300)	7,141	-	(4,159)
Managed Bond
Swap agreements	1,006,994	(235,594)	(769,405)	1,995	(1,271,309)	235,594	592,191	(443,524)
Option contracts	3,091,046	(3,091,046)	-	-	(4,229,681)	3,091,046	651,037	(487,598)
Foreign currency contracts	70,520,407	(14,431,540)	(54,082,384)	2,006,483	(18,110,433)	14,431,540	2,708,349	(970,544)
Short Duration Bond
Foreign currency contracts	121,107	-	-	121,107	(7,132)	-	-	(7,132)
Emerging Markets Debt
Swap agreements	16,895,754	(273,253)	-	16,622,501	(273,253)	273,253	-	-
Foreign currency contracts	5,032,296	(3,299,267)	-	1,733,029	(5,216,854)	3,299,267	1,581,026	(336,561)
Comstock
Foreign currency contracts	1,548,325	(346,603)	-	1,201,722	(346,603)	346,603	-	-
Mid-Cap Growth
Option contracts	984,788	(160,992)	-	823,796	(872,031)	160,992	-	(711,039)
International Value
Foreign currency contracts	5,218,660	(2,425,147)	-	2,793,513	(4,579,095)	2,425,147	-	(2,153,948)
Health Sciences
Foreign currency contracts	2,286	(658)	-	1,628	(453,972)	658	-	(453,314)
Absolute Return
Swap agreements	3,243,677	(2,392,943)	(526,100)	324,634	(2,427,432)	2,392,943	-	(34,489)
Foreign currency contracts	6,373,227	(1,386,339)	(3,083,926)	1,902,962	(1,386,339)	1,386,339	-	-
Currency Strategies
Foreign currency contracts	31,185,430	(13,754,303)	(14,078,579)	3,352,548	(33,336,904)	13,754,303	13,977,659	(5,604,942)
Equity Long/Short
Swap agreements	36,035,641	(1,673,566)	-	34,362,075	(1,673,566)	1,673,566	-	-
Foreign currency contracts	3,336,075	(591,940)	(1,372,251)	1,371,884	(591,940)	591,940	-	-
Global Absolute Return
Swap agreements	61,521,988	(26,660,084)	(30,660,185)	4,201,719	(31,127,526)	26,660,084	996,824	(3,470,618)
Option contracts	56,889,669	(46,281,990)	(9,329,192)	1,278,487	(46,281,990)	46,281,990	-	-
Foreign currency contracts	20,643,682	(10,683,731)	(8,759,531)	1,200,420	(12,166,231)	10,683,731	330,791	(1,151,709)
Forward bond contracts					(2,325,340)	-	518,855	(1,806,485)

As of June 30, 2015, certain portfolios had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable portfolio’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable portfolio presented in these financial statements exceeded the value of the repurchase agreements as of June 30, 2015.

As of June 30, 2015, the total value of securities out on loan for the Long/Short Large-Cap Portfolio was $419,147,886, and the cash collateral received was $426,270,947 (see Note (c) in Notes to Schedules of Investments and the Statements of Assets and Liabilities).

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS AND SERVICE PLAN

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Adviser to each portfolio of the Trust and manages the Pacific Dynamix and Portfolio Optimization Portfolios directly. PLFA also manages the Core Income, Floating Rate

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Income and High Yield Bond Portfolios under the name Pacific Asset Management. With exception of the Core Income, Floating Rate Income, High Yield Bond, American Funds Growth, American Funds Growth-Income, American Funds Asset Allocation, Pacific Dynamix and Portfolio Optimization Portfolios, PLFA has retained other investment management firms to sub-advise each portfolio, as discussed later in this section.

PLFA receives investment advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

Core Income	0.50% of first $4 billion 0.48% on excess	Mid-Cap Value	0.70% of first $1 billion 0.65% of next $1 billion 0.60% on excess
Diversified Bond High Yield Bond Inflation Managed Managed Bond Short Duration Bond	0.40% of first $4 billion 0.38% on excess	Small-Cap Growth	0.60% of first $4 billion 0.58% on excess
Floating Rate Income	0.65% of first $1 billion 0.62% of next $1 billion 0.59% of next $2 billion 0.57% on excess	Small-Cap Index	0.30% of first $4 billion 0.28% on excess
Floating Rate Loan (1) American Funds Growth (2) American Funds Growth-Income (2) Small-Cap Equity (1) Small-Cap Value American Funds Asset Allocation (2)	0.75% of first $1 billion 0.72% of next $1 billion 0.69% of next $2 billion 0.67% on excess	Value Advantage	0.66% of first $4 billion 0.64% on excess
Inflation Strategy	0.40% of first $200 million 0.35% of next $800 million 0.34% of next $1 billion 0.33% on excess	Health Sciences Technology	0.90% of first $1 billion 0.87% of next $1 billion 0.84% of next $2 billion 0.82% on excess
Emerging Markets Debt	0.785% of first $1 billion 0.755% of next $1 billion 0.725% of next $2 billion 0.705% on excess	Real Estate	0.90% of first $100 million 0.82% of next $900 million 0.80% of next $3 billion 0.78% on excess
Comstock (1) Focused Growth Large-Cap Growth (1)	0.75% of first $100 million 0.71% of next $900 million 0.68% of next $3 billion 0.66% on excess	Emerging Markets	0.80% of first $4 billion 0.78% on excess
Dividend Growth	0.70% of first $100 million 0.66% of next $900 million 0.63% of next $3 billion 0.61% on excess	International Large-Cap	0.85% of first $100 million 0.77% of next $900 million 0.75% of next $3 billion 0.73% on excess
Equity Index	0.05% of first $4 billion 0.03% on excess	International Small-Cap (1)	0.85% of first $1 billion 0.82% of next $1 billion 0.79% of next $2 billion 0.77% on excess
Growth	0.55% of first $4 billion 0.53% on excess	Absolute Return Global Absolute Return	0.80% of first $3 billion 0.78% on excess
Large-Cap Value	0.65% of first $100 million 0.61% of next $900 million 0.58% of next $3 billion 0.56% on excess	Currency Strategies	0.65% of first $3 billion 0.63% on excess
Long/Short Large-Cap (1)	1.00% of first $4 billion 0.98% on excess	Equity Long/Short (1)	1.15% of first $2.5 billion 1.13% on excess
Main Street Core	0.45% of first $4 billion 0.43% on excess	Precious Metals	0.75% of first $100 million 0.70% of next $400 million 0.65% of next $500 million 0.60% on excess
Mid-Cap Equity International Value	0.65% of first $4 billion 0.63% on excess	Pacific Dynamix – Conservative Growth Pacific Dynamix – Moderate Growth Pacific Dynamix – Growth	0.20%
Mid-Cap Growth (1)	0.70% of first $4 billion 0.68% on excess	Portfolio Optimization Conservative Portfolio Optimization Moderate-Conservative Portfolio Optimization Moderate Portfolio Optimization Growth Portfolio Optimization Aggressive-Growth	0.10%

(1)	PLFA agreed to waive its advisory fees through April 30, 2016 for the following portfolios: 0.10% for the Floating Rate Loan and Small-Cap Equity Portfolios; 0.015% for the Comstock Portfolio; 0.045% for the Large-Cap Growth Portfolio; 0.05% for the Long/Short Large-Cap and Mid-Cap Growth Portfolios; 0.02% for the International Small-Cap Portfolio; and 0.15% for the Equity Long/Short Portfolio. The agreements can be terminated upon ninety days’ prior written notice by the Trust or if the investment agreements or sub-advisory agreements are terminated. There is no guarantee that PLFA will continue such waivers after that date.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

(2)	PLFA agreed to waive 0.45% of its advisory fees for each Feeder Portfolio until the earlier of April 30, 2016 or such time as the Feeder Portfolios no longer invest substantially all of their assets in the Master Funds. There is no guarantee that PLFA will continue to waive its advisory fees after that date. As a shareholder of the Master Funds, each Feeder Portfolio also pays an advisory fee, and other expenses of the Master Fund.

Pursuant to Portfolio Management or Subadvisory Agreements, as of June 30, 2015, the Trust and PLFA engage investment management firms under PLFA’s supervision to sub-advise certain portfolios presented in these financial statements. PLFA, as Adviser to each portfolio of the Trust, pays the related portfolio management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. The following firms serve as sub-advisers for their respective portfolios:

Portfolio	Sub-Adviser	Portfolio	Sub-Adviser
Diversified Bond Inflation Strategy	Western Asset Management Company	Mid-Cap Equity	Scout Investments, Inc.
Floating Rate Loan Global Absolute Return	Eaton Vance Investment Managers	Mid-Cap Growth Technology	Ivy Investment Management Company
Inflation Managed Managed Bond	Pacific Investment Management Company LLC	Mid-Cap Value	Boston Partners (Prior to April 27, 2015, BlackRock Capital Management, Inc.)
Short Duration Bond Dividend Growth	T. Rowe Price Associates, Inc.	Small-Cap Equity	BlackRock Investment Management, LLC and Franklin Advisory Services, LLC (co-sub-advisers)
Emerging Markets Debt	Ashmore Investment Management Limited	Small-Cap Growth	Lord, Abbett & Co. LLC
Comstock	Invesco Advisers, Inc.	Small-Cap Value	AllianceBernstein L.P. and NFJ Investment Group LLC (co-sub-advisers)
Equity Index Large-Cap Growth Small-Cap Index Health Sciences	BlackRock Investment Management, LLC	Real Estate	Morgan Stanley Investment Management Inc.
Focused Growth	Janus Capital Management LLC	International Small-Cap	QS Batterymarch Financial Management, Inc.
Growth International Large-Cap	MFS Investment Management, Inc.	Absolute Return	BlueBay Asset Management LLP
Large-Cap Value	ClearBridge Investments, LLC	Currency Strategies	Macro Currency Group and UBS Global Asset Management (Americas) Inc. (co-sub-advisers)
Long/Short Large-Cap Value Advantage International Value	J.P. Morgan Investment Management Inc.	Equity Long/Short	AQR Capital Management, LLC
Main Street Core Emerging Markets	OppenheimerFunds, Inc.	Precious Metals	Wells Capital Management Incorporated

Each Feeder Portfolio invests all of its assets in a Master Fund; therefore, PLFA has not retained other management firms to sub-advise the assets of the Feeder Portfolios. PLFA is the Adviser to the Feeder Portfolios. Capital Research and Management Company (“CRMC”), pursuant to the Investment Advisory and Service Agreements between the Master Funds (See Note 1) and CRMC, serves as the investment adviser to the Master Funds. For the period ended June 30, 2015, CRMC received advisory fees of 0.33%, 0.27% and 0.28% from the Growth, Growth-Income, and Asset Allocation Master Funds, respectively, and an administrative fee of 0.01% for administrative services provided by CRMC and its affiliates, based on the annual percentage of average daily net assets of each Master Fund.

Pursuant to an Agreement for Administration and Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance and oversight of the Trust’s securities lending program, maintaining the Trust’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I shares of the Trust, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Trust and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. Pursuant to a Service Plan, the Distributor receives from the Trust a service fee of 0.20% on Class I shares only, based on an annual percentage of average daily net assets of each portfolio for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the portfolios, its portfolio managers and/or other

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act. The Service Plan may be terminated at any time by vote of the majority of the independent trustees of the Board.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Adviser, including any advisory fee waiver, the service fees earned by the Distributor (applicable to Class I shares only), and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each portfolio presented in these financial statements for the period ended June 30, 2015 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2015 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each portfolio (other than the Absolute Return, Equity Long/Short, Portfolio Optimization, and Pacific Dynamix Portfolios) presented in these financial statements for certain operating expenses that exceed an annual rate of 0.10% based on a percentage of a portfolio’s net assets through April 30, 2016. These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired funds’ (including Master Funds) fees and expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of counsel or other persons or services retained by the independent trustees). In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each portfolio for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Portfolios that exceed an annual rate of 0.59% of a portfolio’s net assets through April 30, 2016.

There is no guarantee that PLFA will continue to reimburse expenses upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a portfolio are subject to recoupment by PLFA from such portfolio for a period as permitted under regulatory and accounting guidance (currently three years from the end of the fiscal year in which the reimbursement took place) to the extent such recoupments would not cause the portfolio to exceed the expense cap that was in effect at the time of the reimbursement. Any amounts repaid to PLFA will have the effect of increasing such expenses of a portfolio, but not above the expense cap. The amounts of adviser reimbursement to each of the applicable portfolios presented in these financial statements for the period ended June 30, 2015 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of June 30, 2015 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of June 30, 2015 that are subject to recoupment by PLFA from the portfolios presented in these financial statements are as follows:

	Expiration
Portfolio	2015	2016	2017	2018
Precious Metals				$1,951
Pacific Dynamix – Conservative Growth	$76,176	$130,618	$164,289	88,738
Pacific Dynamix – Moderate Growth	239,686	441,533	580,433	334,196
Pacific Dynamix – Growth	164,359	199,018	242,015	128,225

There was no recoupment of expense reimbursement by PLFA from any portfolios presented in these financial statements for the period ended June 30, 2015.

C. INVESTMENTS IN AFFILIATED PORTFOLIOS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2015 is as follows:

Portfolio/Master Fund	Beginning Value as of January 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2015
							Ending Value	Shares Balance
American Funds® Asset Allocation
American Funds Insurance Series® Asset Allocation Fund – Class 1	$2,086,268,127	$120,467,952	$162,049,995	$48,002,920	$18,236,487	($159,417,662)	$2,179,601,979	104,738,202

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income and capital gains, if any.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2015
						Ending Value	Shares Balance
Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$39,712,348	$3,616,962	$2,083,738	$12,406	$221,416	$41,479,394	4,120,191
PD Aggregate Bond Index ‘P’	199,731,409	17,144,643	10,418,692	435,630	(1,067,582)	205,825,408	17,889,242
PD High Yield Bond Market ‘P’	26,365,494	1,738,146	1,389,159	118,886	470,126	27,303,493	2,084,826
PD Large-Cap Growth Index ‘P’	48,417,025	3,058,346	3,284,731	1,341,893	510,698	50,043,231	2,019,448
PD Large-Cap Value Index ‘P’	57,529,329	5,157,469	3,009,844	1,115,586	(1,531,864)	59,260,676	2,619,956
PD Small-Cap Growth Index ‘P’	9,423,375	180,393	983,860	323,463	453,057	9,396,428	393,364
PD Small-Cap Value Index ‘P’	13,944,228	369,580	694,579	184,806	(76,755)	13,727,280	696,234
PD Emerging Markets ‘P’	8,324,061	1,136,812	677,596	47,726	35,893	8,866,896	604,581
PD International Large-Cap ‘P’	38,308,150	3,847,997	3,988,427	579,481	1,534,696	40,281,897	2,481,400
Total	$441,755,419	$36,250,348	$26,530,626	$4,159,877	$549,685	$456,184,703

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$95,570,741	$9,768,884	$349,938	$2,833	$563,875	$105,556,395	10,485,025
PD Aggregate Bond Index ‘P’	464,285,237	48,553,901	1,691,366	70,560	(1,786,113)	509,432,219	44,277,120
PD High Yield Bond Market ‘P’	79,645,666	5,730,261	291,615	30,065	1,743,422	86,857,799	6,632,244
PD Large-Cap Growth Index ‘P’	235,295,362	19,119,162	2,280,224	1,169,428	7,950,970	261,254,698	10,542,692
PD Large-Cap Value Index ‘P’	300,999,527	29,599,856	15,458,380	6,782,410	(8,713,957)	313,209,456	13,847,208
PD Small-Cap Growth Index ‘P’	48,761,336	18,730,541	216,609	89,475	4,348,981	71,713,724	3,002,163
PD Small-Cap Value Index ‘P’	80,442,612	8,142,901	291,615	103,887	531,676	88,929,461	4,510,414
PD Emerging Markets ‘P’	61,825,307	11,277,797	4,068,650	84,280	732,637	69,851,371	4,762,747
PD International Large-Cap ‘P’	213,803,453	26,810,803	10,519,493	2,817,147	9,066,777	241,978,687	14,906,098
Total	$1,580,629,241	$177,734,106	$35,167,890	$11,150,085	$14,438,268	$1,748,783,810

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$15,730,389	$6,453,194	$5,470,426	$49,456	$57,700	$16,820,313	1,670,779
PD Aggregate Bond Index ‘P’	79,193,957	8,600,166	2,006,592	130,524	(417,733)	85,500,322	7,431,230
PD High Yield Bond Market ‘P’	10,434,862	6,555,446	267,546	15,143	122,535	16,860,440	1,287,421
PD Large-Cap Growth Index ‘P’	99,613,246	6,201,836	2,541,683	1,152,188	2,598,178	107,023,765	4,318,845
PD Large-Cap Value Index ‘P’	115,995,648	12,750,033	2,943,002	1,232,170	(2,094,088)	124,940,761	5,523,718
PD Small-Cap Growth Index ‘P’	33,140,300	1,060,681	1,864,402	778,921	2,004,015	35,119,515	1,470,214
PD Small-Cap Value Index ‘P’	43,958,851	2,378,072	1,070,182	327,657	20,361	45,614,759	2,313,535
PD Emerging Markets ‘P’	30,495,372	4,875,120	2,187,961	(83,236)	454,246	33,553,541	2,287,815
PD International Large-Cap ‘P’	96,327,529	10,665,236	5,882,104	1,616,531	3,527,990	106,255,182	6,545,412
Total	$524,890,154	$59,539,784	$24,233,898	$5,219,354	$6,273,204	$571,688,598
Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2015
						Ending Value	Shares Balance
Portfolio Optimization Conservative
Core Income ‘P’	$-	$59,178,550	$1,275,340	($11,213)	($1,091,910)	$56,800,087	5,789,341
Diversified Bond ‘P’	430,432,167	22,582,485	40,915,949	5,664,473	(3,724,799)	414,038,377	35,301,783
Floating Rate Income ‘P’	60,526,220	5,202,476	6,094,236	284,850	1,051,207	60,970,517	5,787,131
Floating Rate Loan ‘P’	85,451,171	8,062,453	8,744,987	781,245	922,969	86,472,851	10,447,875
High Yield Bond ‘P’	122,256,856	411,452	15,112,583	2,356,809	1,663,387	111,575,921	14,658,767
Inflation Managed ‘P’	97,333,802	224,680	42,153,864	(5,366,755)	6,236,295	56,274,158	5,016,745
Inflation Strategy ‘P’	98,236,012	177,875	54,477,297	(377,344)	1,413,914	44,973,160	4,436,985
Managed Bond ‘P’	276,116,327	13,679,490	16,376,727	1,177,049	33,594	274,629,733	21,186,839
Short Duration Bond ‘P’	364,468,908	782,485	151,737,087	5,640,076	(2,762,523)	216,391,859	21,867,893
Emerging Markets Debt ‘P’	166,140,466	420,154	58,425,615	1,300,751	3,580,790	113,016,546	11,311,921
Comstock ‘P’	72,880,130	246,871	6,689,220	2,389,412	(1,670,391)	67,156,802	4,821,400
Dividend Growth ‘P’	12,171,679	4,873,867	1,727,255	406,656	(289,719)	15,435,228	945,885
Equity Index ‘P’	36,475,107	41,146	26,229,767	9,613,828	(8,752,629)	11,147,685	234,371
Growth ‘P’	24,272,862	65,832	7,191,247	2,001,346	(1,010,286)	18,138,507	834,622
Large-Cap Growth ‘P’	36,518,820	98,748	11,484,759	3,847,490	(1,642,833)	27,337,466	2,866,828
Large-Cap Value ‘P’	97,201,930	329,162	10,298,894	4,101,300	(3,561,358)	87,772,140	4,526,917
Main Street Core ‘P’	24,183,883	74,062	4,923,157	1,095,882	(472,288)	19,958,382	616,770
Mid-Cap Equity ‘P’	24,576,866	24,687	19,184,224	6,235,034	(4,915,803)	6,736,560	375,405
Mid-Cap Growth ‘P’	12,159,888	25,168	5,884,409	796,366	(271,751)	6,825,262	586,316
Mid-Cap Value ‘P’	24,725,967	12,173,203	4,135,828	1,447,313	(1,514,071)	32,696,584	1,592,488
Value Advantage ‘P’	24,601,546	74,062	4,940,426	1,276,799	(1,039,808)	19,972,173	1,481,919
International Large-Cap ‘P’	82,191,223	309,455	11,210,039	3,278,680	2,648,164	77,217,483	8,936,889
International Value ‘P’	35,107,804	127,301	4,244,157	893,393	1,585,438	33,469,779	2,664,675
Absolute Return ‘P’	-	153,864,742	3,315,884	(12,434)	(2,517,161)	148,019,263	15,053,819
Currency Strategies ‘P’	70,414,442	1,693,154	1,672,098	49,271	(3,137,502)	67,347,267	6,602,097
Equity Long/Short ‘P’	-	71,011,381	7,435,686	96,207	320,840	63,992,742	6,367,163
Global Absolute Return ‘P’	121,923,395	1,475,825	16,228,760	1,256,402	2,548,876	110,975,738	10,242,021
Precious Metals ‘P’	22,864,156	617	22,925,041	(7,945,607)	8,005,875	-	-
Total	$2,423,231,627	$357,231,383	$565,034,536	$42,277,279	($8,363,483)	$2,249,342,270

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2015
						Ending Value	Shares Balance

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$-	$62,074,548	$854,283	($7,073)	($1,155,402)	$60,057,790	6,121,382
Diversified Bond ‘P’	626,421,473	534,096	62,573,344	8,828,974	(5,054,759)	568,156,440	48,442,214
Floating Rate Income ‘P’	78,377,438	2,436,341	1,948,892	102,151	1,676,860	80,643,898	7,654,466
Floating Rate Loan ‘P’	126,314,498	957,009	8,642,288	791,934	1,803,435	121,224,588	14,646,670
High Yield Bond ‘P’	186,179,468	344,797	13,206,023	2,059,200	4,182,938	179,560,380	23,590,518
Inflation Managed ‘P’	104,164,016	56,239	45,722,538	(6,327,790)	7,322,527	59,492,454	5,303,650
Inflation Strategy ‘P’	104,785,524	37,751	66,582,633	(1,170,680)	2,552,589	39,622,551	3,909,102
Managed Bond ‘P’	415,671,954	356,240	38,518,788	3,264,430	(811,670)	379,962,166	29,312,911
Short Duration Bond ‘P’	421,763,892	187,443	222,715,778	8,447,139	(5,077,131)	202,605,565	20,474,693
Emerging Markets Debt ‘P’	201,893,112	882,831	89,755,654	2,072,227	4,397,271	119,489,787	11,959,833
American Funds Growth-Income ‘P’	26,222,850	-	27,492,246	10,259,195	(8,989,799)	-	-
Comstock ‘P’	138,562,449	111,940	20,697,624	8,075,196	(6,627,935)	119,424,026	8,573,829
Dividend Growth ‘P’	70,863,026	37,313	32,533,325	12,750,640	(11,489,922)	39,627,732	2,428,423
Equity Index ‘P’	85,915,393	55,970	27,759,727	2,007,948	(579,854)	59,639,730	1,253,878
Growth ‘P’	69,135,105	59,700	7,458,704	2,061,081	576,315	64,373,497	2,962,071
Large-Cap Growth ‘P’	114,001,983	155,061	20,140,880	7,144,385	(402,290)	100,758,259	10,566,326
Large-Cap Value ‘P’	185,883,500	8,478,858	16,785,185	6,564,479	(5,775,731)	178,365,921	9,199,363
Main Street Core ‘P’	92,849,467	6,904,407	10,257,273	3,459,450	(1,262,570)	91,693,481	2,833,586
Mid-Cap Equity ‘P’	37,251,168	1,830,748	726,870	132,620	1,362,322	39,849,988	2,220,698
Mid-Cap Growth ‘P’	43,599,973	114,564	5,179,046	1,759,079	(206,672)	40,087,898	3,443,706
Mid-Cap Value ‘P’	128,070,883	150,742	31,424,951	9,393,212	(8,114,223)	98,075,663	4,776,779
Small-Cap Equity ‘P’	43,725,750	17,158,333	4,444,020	1,360,819	(1,103,112)	56,697,770	2,702,500
Small-Cap Growth ‘P’	13,237,580	27,003,982	1,810,548	362,225	1,829,069	40,622,308	2,404,553
Small-Cap Index ‘P’	21,968,364	29,381,838	3,257,297	1,120,193	(86,553)	49,126,545	2,607,921
Small-Cap Value ‘P’	35,330,148	682,211	16,973,149	1,400,546	(454,943)	19,984,813	1,018,828
Value Advantage ‘P’	83,285,846	21,830,315	6,054,311	1,571,751	(1,092,504)	99,541,097	7,385,867
Emerging Markets ‘P’	79,329,049	607,039	2,382,133	(24,263)	(211,791)	77,317,901	5,012,165
International Large-Cap ‘P’	109,004,901	28,729,080	8,190,402	1,834,726	4,652,200	136,030,505	15,743,708
International Small-Cap ‘P’	83,981,894	37,789,274	10,831,044	2,854,585	6,632,595	120,427,304	9,928,225
International Value ‘P’	72,360,078	502,309	19,570,499	4,758,291	918,240	58,968,419	4,694,732
Absolute Return ‘P’	-	237,952,429	3,274,750	(12,184)	(3,925,892)	230,739,603	23,466,623
Currency Strategies ‘P’	166,637,481	113,346	41,999,457	1,939,597	(8,045,893)	118,645,074	11,630,854
Equity Long/Short ‘P’	-	124,149,094	6,651,389	73,689	590,439	118,161,833	11,756,891
Global Absolute Return ‘P’	211,606,531	21,176,850	19,814,578	1,513,351	4,944,502	219,426,656	20,251,025
Precious Metals ‘P’	18,951,734	143	18,875,623	(15,806,003)	15,729,749	-	-
Total	$4,197,346,528	$632,842,841	$915,105,252	$84,615,120	($11,297,595)	$3,988,401,642

Portfolio Optimization Moderate
Core Income ‘P’	$-	$183,340,232	$2,904,311	($23,610)	($3,407,106)	$177,005,205	18,041,231
Diversified Bond ‘P’	1,545,020,240	138,348,773	137,887,326	19,186,550	(13,573,291)	1,551,094,946	132,249,619
Floating Rate Income ‘P’	143,130,971	58,663,506	5,677,925	297,335	2,822,290	199,236,177	18,910,874
Floating Rate Loan ‘P’	269,985,703	35,869,411	18,555,609	1,623,001	3,660,106	292,582,612	35,350,593
High Yield Bond ‘P’	440,310,560	8,708,348	27,164,290	4,232,849	10,402,058	436,489,525	57,345,689
Inflation Managed ‘P’	369,684,036	36,959	191,748,147	(21,015,689)	25,387,752	182,344,911	16,255,736
Inflation Strategy ‘P’	361,128,266	34,350	225,813,128	5,989,598	(1,211,441)	140,127,645	13,824,785
Managed Bond ‘P’	1,026,492,609	76,964,597	89,369,005	7,478,362	(3,119,285)	1,018,447,278	78,570,072
Short Duration Bond ‘P’	826,199,469	112,601	475,157,973	16,344,543	(9,780,794)	357,717,846	36,149,862
Emerging Markets Debt ‘P’	564,261,658	169,281	85,434,402	1,954,791	12,097,026	493,048,354	49,349,625
American Funds Growth-Income ‘P’	102,166,683	-	107,112,372	39,567,407	(34,621,718)	-	-
Comstock ‘P’	524,469,373	-	109,224,679	41,847,720	(35,369,003)	421,723,411	30,276,860
Dividend Growth ‘P’	263,242,948	-	114,462,186	45,047,544	(40,116,449)	153,711,857	9,419,602
Equity Index ‘P’	302,433,816	-	97,023,160	7,104,591	(1,989,612)	210,525,635	4,426,134
Growth ‘P’	258,928,911	6,152,323	19,338,674	7,738,506	2,335,181	255,816,247	11,771,083
Large-Cap Growth ‘P’	439,367,188	-	66,459,531	23,691,419	2,195,991	398,795,067	41,820,878
Large-Cap Value ‘P’	788,886,194	-	151,233,604	59,826,429	(54,987,781)	642,491,238	33,136,993
Long/Short Large-Cap ‘P’	530,250,068	-	66,599,786	24,909,060	(17,367,274)	471,192,068	31,639,298
Main Street Core ‘P’	433,949,611	-	93,844,412	38,634,841	(27,304,660)	351,435,380	10,860,338
Mid-Cap Equity ‘P’	227,461,149	-	25,583,789	4,586,066	4,684,085	211,147,511	11,766,501
Mid-Cap Growth ‘P’	228,856,238	-	96,670,515	9,474,635	121,703	141,782,061	12,179,629
Mid-Cap Value ‘P’	454,874,214	-	113,719,455	34,942,348	(30,325,912)	345,771,195	16,840,798
Small-Cap Equity ‘P’	152,607,399	86,657,616	10,849,342	3,496,309	(2,735,047)	229,176,935	10,923,722
Small-Cap Growth ‘P’	230,767,545	-	39,739,597	9,641,268	13,782,845	214,452,061	12,694,045
Small-Cap Index ‘P’	77,464,561	102,434,299	9,795,556	3,522,098	124,838	173,750,240	9,223,668
Small-Cap Value ‘P’	153,587,431	-	87,025,078	25,671,022	(21,733,725)	70,499,650	3,594,081
Value Advantage ‘P’	365,834,660	73,845,251	20,638,212	5,377,378	(3,119,829)	421,299,248	31,260,054
Emerging Markets ‘P’	538,839,328	335,002	61,436,029	(160,863)	964,354	478,541,792	31,021,669
International Large-Cap ‘P’	766,804,511	-	108,669,482	25,487,486	31,176,028	714,798,543	82,728,354
International Small-Cap ‘P’	439,529,490	192,190,795	45,284,855	12,486,845	38,303,907	637,226,182	52,533,974

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2015
						Ending Value	Shares Balance
International Value ‘P’	$373,209,408	$64,727	$82,614,532	$14,943,164	$14,194,936	$319,797,703	25,460,486
Real Estate ‘P’	154,703,940	88,344,942	30,799,897	7,704,744	(20,963,428)	198,990,301	9,430,437
Absolute Return ‘P’	-	542,687,084	8,596,760	(30,480)	(8,936,316)	525,123,528	53,405,984
Currency Strategies ‘P’	758,258,859	251,464	169,807,558	6,981,835	(36,228,933)	559,455,667	54,843,804
Equity Long/Short ‘P’	-	586,688,740	36,291,063	380,557	2,777,683	553,555,917	55,077,823
Global Absolute Return ‘P’	598,913,803	-	125,601,883	10,014,005	9,058,086	492,384,011	45,442,431
Precious Metals ‘P’	116,034,086	157,404	115,568,678	(153,870,486)	153,247,674	-	-
Total	$14,827,654,926	$2,182,057,705	$3,273,702,801	$345,083,178	($39,555,061)	$14,041,537,947

Portfolio Optimization Growth
Core Income ‘P’	$-	$122,730,570	$1,970,524	($16,214)	($2,279,822)	$118,464,010	12,074,428
Diversified Bond ‘P’	942,541,223	2,496,093	65,265,116	9,049,731	(3,995,364)	884,826,567	75,442,175
Floating Rate Income ‘P’	73,398,623	24,149,168	2,752,550	39,849	1,553,791	96,388,881	9,148,931
Floating Rate Loan ‘P’	111,018,948	36,406,496	5,388,677	104,427	1,985,340	144,126,534	17,413,743
High Yield Bond ‘P’	-	110,443,260	1,773,471	2,989	(1,221,446)	107,451,332	14,116,881
Inflation Managed ‘P’	182,293,366	42,870	138,802,013	(9,421,214)	12,853,397	46,966,406	4,186,974
Inflation Strategy ‘P’	155,208,098	32,145	122,878,841	3,596,166	(771,604)	35,185,964	3,471,395
Managed Bond ‘P’	615,433,334	3,880,644	30,689,797	2,519,391	629,946	591,773,518	45,653,505
Short Duration Bond ‘P’	185,086,534	577	186,637,855	7,182,749	(5,632,005)	-	-
Emerging Markets Debt ‘P’	232,146,302	65,576	61,845,070	1,424,552	4,998,451	176,789,811	17,695,041
American Funds Growth ‘P’	66,669,486	-	71,678,880	22,462,635	(17,453,241)	-	-
American Funds Growth Income ‘P’	86,273,180	-	90,449,496	33,160,919	(28,984,603)	-	-
Comstock ‘P’	518,127,794	57,756	147,208,299	56,778,260	(49,747,045)	378,008,466	27,138,425
Dividend Growth ‘P’	297,079,065	23,464	149,150,892	58,681,256	(52,903,349)	153,729,544	9,420,686
Equity Index ‘P’	253,747,872	36,099	22,381,462	1,428,790	1,774,021	234,605,320	4,932,390
Growth ‘P’	223,672,208	101,222,533	26,025,122	7,244,548	307,393	306,421,560	14,099,627
Large-Cap Growth ‘P’	445,738,706	46,784,318	46,886,609	16,449,713	9,007,534	471,093,662	49,402,694
Large-Cap Value ‘P’	743,050,713	90,244	151,331,371	59,687,584	(55,350,668)	596,146,502	30,746,727
Long/Short Large-Cap ‘P’	749,367,452	104,683	75,148,258	27,933,883	(17,617,836)	684,639,924	45,971,755
Main Street Core ‘P’	368,142,025	6,238,828	26,601,249	10,824,686	(1,769,397)	356,834,893	11,027,198
Mid-Cap Equity ‘P’	378,573,595	45,123	104,727,816	19,426,216	(2,720,025)	290,597,093	16,193,943
Mid-Cap Growth ‘P’	255,402,169	54,143	113,552,589	11,103,759	(347,892)	152,659,590	13,114,051
Mid-Cap Value ‘P’	500,323,106	72,196	39,444,634	11,777,999	(8,482,510)	464,246,157	22,611,126
Small-Cap Equity ‘P’	253,827,289	102,878	18,649,074	6,018,891	(3,640,480)	237,659,504	11,328,044
Small-Cap Growth ‘P’	190,789,454	27,073	24,813,688	5,937,882	13,602,745	185,543,466	10,982,861
Small-Cap Index ‘P’	53,836,500	127,958,041	4,554,100	1,560,987	1,302,841	180,104,269	9,560,977
Small-Cap Value ‘P’	255,964,199	27,073	87,733,132	24,372,672	(18,225,350)	174,405,462	8,891,213
Value Advantage ‘P’	319,157,218	159,830,402	30,170,104	7,684,738	(6,772,071)	449,730,183	33,369,606
Emerging Markets ‘P’	559,383,388	26,566,742	16,946,076	(514,279)	(2,792,094)	565,697,681	36,671,586
International Large-Cap ‘P’	822,134,961	665,701	85,457,127	19,440,215	39,814,382	796,598,132	92,195,561
International Small-Cap ‘P’	489,501,579	214,811,761	46,899,287	12,829,761	43,657,610	713,901,424	58,855,207
International Value ‘P’	485,952,965	161,169	181,232,447	31,425,246	9,180,032	345,486,965	27,505,720
Real Estate ‘P’	259,675,975	12,696,615	39,600,410	13,154,953	(25,872,502)	220,054,631	10,428,706
Absolute Return ‘P’	-	355,921,516	5,714,519	(19,806)	(5,858,852)	344,328,339	35,018,796
Currency Strategies ‘P’	617,342,089	525,038	125,890,488	5,688,329	(29,240,368)	468,424,600	45,919,969
Equity Long/Short ‘P’	-	490,858,931	8,430,959	103,531	2,433,787	484,965,290	48,253,179
Global Absolute Return ‘P’	498,302,298	45,122	215,119,012	17,601,693	(929,696)	299,900,405	27,677,998
Precious Metals ‘P’	113,404,094	10,194	112,800,363	(149,400,002)	148,786,077	-	-
Total	$12,302,565,808	$1,845,185,042	$2,686,601,377	$347,327,485	($50,720,873)	$11,757,756,085

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$102,227,631	$17,011,843	$4,348,694	$602,372	($469,111)	$115,024,041	9,807,192
Managed Bond ‘P’	65,904,249	12,153,763	1,211,141	96,732	(15,003)	76,928,600	5,934,805
Emerging Markets Debt ‘P’	36,443,007	133,529	38,274,203	(974,766)	2,672,433	-	-
American Funds Growth ‘P’	24,188,721	-	26,006,206	8,982,575	(7,165,090)	-	-
American Funds Growth-Income ‘P’	19,414,996	-	20,354,838	7,192,440	(6,252,598)	-	-
Comstock ‘P’	116,697,242	17,397	28,800,778	10,743,737	(9,249,111)	89,408,487	6,418,919
Dividend Growth ‘P’	84,443,106	-	47,882,703	18,820,809	(17,142,025)	38,239,187	2,343,332
Equity Index ‘P’	67,817,849	-	17,822,544	1,284,219	(217,059)	51,062,465	1,073,548
Growth ‘P’	48,665,113	27,747,912	3,196,323	1,105,105	512,497	74,834,304	3,443,412
Large-Cap Growth ‘P’	101,390,552	5,295,370	9,120,209	3,125,507	2,633,890	103,325,110	10,835,507
Large-Cap Value ‘P’	167,870,803	-	28,385,008	11,183,839	(10,258,451)	140,411,183	7,241,818
Long/Short Large-Cap ‘P’	169,491,497	1,708,876	15,734,393	5,826,264	(3,535,010)	157,757,234	10,592,980
Main Street Core ‘P’	83,209,817	-	8,318,569	3,388,102	(1,331,675)	76,947,675	2,377,899
Mid-Cap Equity ‘P’	81,264,725	-	13,080,652	2,376,694	1,004,747	71,565,514	3,988,092
Mid-Cap Growth ‘P’	68,498,738	7,150	32,873,578	3,216,523	(298,399)	38,550,434	3,311,632
Mid-Cap Value ‘P’	135,415,509	-	10,004,642	2,940,243	(2,127,174)	126,223,936	6,147,741
Small-Cap Equity ‘P’	81,869,510	15,082,363	4,090,372	1,295,662	(680,498)	93,476,665	4,455,567
Small-Cap Growth ‘P’	83,126,988	-	38,396,810	9,389,905	(1,671,711)	52,448,372	3,104,573
Small-Cap Index ‘P’	27,750,252	34,292,101	2,991,216	1,094,456	210,368	60,355,961	3,204,044

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2015
						Ending Value	Shares Balance
Small-Cap Value ‘P’	$82,519,794	$-	$20,156,288	$5,558,649	($3,686,055)	$64,236,100	3,274,765
Value Advantage ‘P’	68,383,328	39,983,297	6,069,556	1,537,429	(1,415,062)	102,419,436	7,599,437
Emerging Markets ‘P’	143,258,986	35,635,838	2,825,996	(53,363)	(2,298,624)	173,716,841	11,261,266
International Large-Cap ‘P’	179,073,794	33,552,001	11,880,282	2,637,870	8,506,346	211,889,729	24,523,397
International Small-Cap ‘P’	144,342,797	43,992,027	11,517,763	3,124,092	13,613,286	193,554,439	15,956,946
International Value ‘P’	103,443,622	122,360	10,357,836	1,626,323	5,990,346	100,824,815	8,027,102
Real Estate ‘P’	83,929,886	138,323	20,791,362	6,209,993	(9,284,652)	60,202,188	2,853,069
Absolute Return ‘P’	-	18,597,233	282,600	(1,012)	(306,399)	18,007,222	1,831,366
Currency Strategies ‘P’	117,475,275	755,596	11,954,825	558,269	(5,343,939)	101,490,376	9,949,168
Equity Long/Short ‘P’	-	106,256,720	4,822,141	56,656	511,840	102,003,075	10,149,123
Global Absolute Return ‘P’	103,817,041	19	56,080,848	4,651,887	(1,052,197)	51,335,902	4,737,823
Precious Metals ‘P’	47,909,932	785,629	48,413,230	(52,969,214)	52,686,883	-	-
Total	$2,639,844,760	$393,269,347	$556,045,606	$64,627,997	$4,542,793	$2,546,239,291

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain portfolios in the Pacific Funds Series Trust. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Adviser to Pacific Funds Series Trust. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A and/or Class P shares of the corresponding series of the Pacific Funds Series Trust. The obligation of each portfolio under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a portfolio’s DCP Liability account will cause the expenses of that portfolio to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a portfolio’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2015, such expenses were increased by $6,563 for all applicable portfolios presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2015, the total amount in the DCP Liability accounts was $494,524 for all applicable portfolios presented in these financial statements.

E. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolio.

Under this program, the proceeds (cash collateral) received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the portfolio’s net assets (see Note 4 — Borrowings and Other Financing Transactions).

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The portfolio manager has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the portfolio manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

9. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the Overnight LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line up to a maximum of $93,750. As of June 30, 2015, the actual interest rate on borrowing by the Trust was 1.36%. The committed line of credit will expire on August 31, 2015, unless renewed and applies to all portfolios presented in these financial statements except the Core Income, American Funds Growth, American Funds Growth-Income, Absolute Return, Equity Long/Short, American Funds Asset Allocation, Pacific Dynamix, and Portfolio Optimization Portfolios. The commitment fees and interest incurred by the Trust are recorded as an expense. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable portfolio had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Diversified Bond	1.38%	$5,181,070
Inflation Managed	1.38%	4,002,564
Inflation Strategy	1.38%	3,882,278
Managed Bond	1.39%	9,030,116
Growth	1.38%	445,752
Large-Cap Growth	1.38%	834,146
Large-Cap Value	1.38%	2,036,228
Long/Short Large-Cap	1.38%	5,017,210
Mid-Cap Equity	1.38%	889,213

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Mid Cap Growth	1.39%	$1,164,348
Mid-Cap Value	1.38%	2,162,188
Small-Cap Equity	1.38%	707,643
Small-Cap Growth	1.38%	311,709
International Large-Cap	1.38%	7,717,025
International Small-Cap	1.38%	1,631,089
International Value	1.38%	7,103,799
Real Estate	1.38%	1,964,456
Precious Metals	1.38%	100,023

As of June 30, 2015, the Managed Bond Portfolio had loans outstanding in the amount of $257,145. No other portfolio presented in these financial statements had a loan outstanding in connection with this line of credit as of June 30, 2015.

10. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2015, the High Yield Bond and Global Absolute Return Portfolios had unfunded loan commitments of $7,000,000 and $1,154,079, respectively (see details in the Notes to Schedule of Investments).

11. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2015, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Core Income	$49,013,610	$8,457,773
Diversified Bond	3,917,222,999	4,176,298,860
Inflation Managed	318,449,213	665,036,002
Inflation Strategy	602,888,175	767,901,369
Managed Bond	7,675,524,432	7,134,962,548
Short Duration Bond	857,956,958	1,106,277,961
Absolute Return	33,446,031	-
Currency Strategies	-	98,500,000
Global Absolute Return	-	9,669,001

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Other Securities
Portfolio	Purchases	Sales
Core Income	$411,126,124	$44,404,256
Diversified Bond	432,297,478	346,056,201
Floating Rate Income	183,815,043	100,215,525
Floating Rate Loan	157,276,989	129,338,210
High Yield Bond	302,734,213	199,449,443
Inflation Managed	124,329,934	153,212,473
Managed Bond	394,632,116	535,430,708
Short Duration Bond	268,659,596	1,004,829,565
Emerging Markets Debt	446,182,627	640,112,965
American Funds Growth	80,901,167	108,971,791
American Funds Growth-Income	56,945,428	259,357,697
Comstock	115,334,993	404,357,583
Dividend Growth	104,234,971	425,620,206
Equity Index	157,013,661	159,127,180
Focused Growth	43,945,759	38,907,859
Growth	301,900,991	251,875,377
Large-Cap Growth	417,727,957	529,644,889
Large-Cap Value	112,334,896	429,045,215
Long/Short Large-Cap	1,728,487,180	1,887,157,121
Main Street Core	354,770,164	499,376,956
Mid-Cap Equity	836,871,292	1,019,592,924
Mid-Cap Growth	145,891,827	401,501,075
Mid-Cap Value	1,389,662,007	1,559,974,883
Small-Cap Equity	220,664,416	141,620,568

	Other Securities
Portfolio	Purchases	Sales
Small-Cap Growth	$543,546,271	$607,161,117
Small-Cap Index	381,834,697	118,954,180
Small-Cap Value	140,029,845	347,027,275
Value Advantage	354,508,032	129,934,054
Emerging Markets	323,198,431	313,801,996
International Large-Cap	224,391,903	351,322,572
International Small-Cap	726,716,206	313,829,226
International Value	564,177,558	835,284,122
Health Sciences	118,339,604	92,029,931
Real Estate	211,330,189	226,045,619
Technology	26,100,672	17,263,054
Absolute Return	1,096,524,332	273,972,450
Currency Strategies	30,687,417	50,000,000
Global Absolute Return	618,131,448	837,057,326
Precious Metals	43,420,517	345,205,949
American Funds Asset Allocation	282,517,947	48,002,920
Pacific Dynamix – Conservative Growth	36,250,348	26,530,626
Pacific Dynamix – Moderate Growth	177,734,106	35,167,890
Pacific Dynamix – Growth	59,539,784	24,233,898
Portfolio Optimization Conservative	357,231,383	565,034,536
Portfolio Optimization Moderate-Conservative	632,842,841	915,105,252
Portfolio Optimization Moderate	2,182,057,705	3,273,702,801
Portfolio Optimization Growth	1,845,185,042	2,686,601,377
Portfolio Optimization Aggressive Growth	393,269,347	556,045,606

12. SECURED BORROWINGS

The contractual maturity of secured borrowings, and type of collateral pledged as of June 30, 2015, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$12,603,466	$399,346,225	$276,745,095	$41,501,857	$730,196,643
Total borrowings		$12,603,466	$399,346,225	$276,745,095	$41,501,857	$730,196,643

Long/Short Large-Cap
Securities lending transactions	Cash and Cash Equivalents	$426,270,947	$-	$-	$-	$426,270,947
Total borrowings		$426,270,947	$-	$-	$-	$426,270,947

13. FEDERAL INCOME TAX INFORMATION

Effective January 1, 2015, each portfolio presented in these financial statements is treated as a partnership for Federal income tax purposes only. A portfolio that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably, when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a regulated investment company.

No dividends and capital gains distributions have been made by the portfolios under the current dividend and distributions policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (also see Note 2B). Each of the partners (Pacific Life and PL&A) through their respective separate accounts, is required to report its respective share of income, gains, losses, deductions and credits of each portfolio.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of June 30, 2015, were as follows:

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
Core Income	$415,232,609	$156,408	($8,554,637)	($8,398,229)
Diversified Bond	4,096,198,964	33,322,647	(133,051,402)	(99,728,755)
Floating Rate Income	490,189,582	12,159,139	(13,960,226)	(1,801,087)
Floating Rate Loan	791,360,414	10,414,129	(14,526,322)	(4,112,193)
High Yield Bond	1,166,770,418	19,431,189	(19,238,472)	192,717
Inflation Managed	1,214,261,044	4,890,286	(79,075,857)	(74,185,571)
Inflation Strategy	285,190,540	71,173	(7,558,696)	(7,487,523)
Managed Bond	4,153,560,606	22,993,481	(93,767,246)	(70,773,765)
Short Duration Bond	1,203,397,509	4,596,084	(2,566,732)	2,029,352
Emerging Markets Debt	892,373,056	19,406,664	(39,207,802)	(19,801,138)
American Funds Growth	326,288,921	12,692,478	(12,283,626)	408,852
American Funds Growth-Income	291,546,588	40,704,543	(9,599,006)	31,105,537
Comstock	1,097,032,531	281,384,036	(34,030,615)	247,353,421
Dividend Growth	553,360,933	168,363,950	(8,948,989)	159,414,961
Equity Index	1,520,424,586	569,804,200	(18,480,525)	551,323,675
Focused Growth	115,951,353	22,837,369	(1,536,129)	21,301,240
Growth	986,119,211	218,686,853	(11,707,393)	206,979,460
Large-Cap Growth	1,112,982,043	190,807,967	(8,893,284)	181,914,683
Large-Cap Value	1,479,221,485	581,328,111	(34,916,731)	546,411,380
Long/Short Large-Cap	1,786,625,399	100,371,679	(51,459,170)	48,912,509
Main Street Core	1,285,980,658	220,425,065	(44,653,005)	175,772,060
Mid-Cap Equity	892,548,349	53,012,470	(23,582,156)	29,430,314
Mid-Cap Growth	605,009,120	101,997,423	(46,722,134)	55,275,289
Mid-Cap Value	1,171,721,709	38,620,851	(50,025,101)	(11,404,250)
Small-Cap Equity	591,539,851	115,265,800	(27,147,774)	88,118,026
Small-Cap Growth	583,582,138	81,447,374	(13,672,692)	67,774,682
Small-Cap Index	785,666,450	179,757,470	(40,266,281)	139,491,189
Small-Cap Value	492,874,487	67,991,093	(22,368,189)	45,622,904
Value Advantage	989,420,477	143,517,188	(21,853,203)	121,663,985
Emerging Markets	1,732,897,646	103,268,476	(149,963,862)	(46,695,386)
International Large-Cap	2,350,441,356	154,416,550	(45,511,303)	108,905,247
International Small-Cap	1,615,876,994	169,948,861	(51,848,184)	118,100,677
International Value	1,132,130,344	66,667,687	(29,170,020)	37,497,667
Health Sciences	335,380,990	91,774,807	(2,303,283)	89,471,524
Real Estate	738,729,071	75,528,057	(19,461,685)	56,066,372
Technology	96,601,520	16,178,620	(6,979,099)	9,199,521
Absolute Return	1,247,151,970	2,459,514	(33,671,558)	(31,212,044)
Currency Strategies	1,386,608,906	4,392,818	(242,821)	4,149,997
Equity Long/Short	1,138,752,355	96,436	-	96,436
Global Absolute Return	1,196,959,205	32,564,467	(42,478,294)	(9,913,827)
Precious Metals	25,411,284	155,681	(13,320,429)	(13,164,748)
American Funds Asset Allocation	2,116,756,324	127,419,763	(64,574,108)	62,845,655
Pacific Dynamix—Conservative Growth	402,896,518	53,357,797	(69,612)	53,288,185
Pacific Dynamix—Moderate Growth	1,508,804,498	239,979,312	-	239,979,312
Pacific Dynamix—Growth	468,115,130	103,577,460	(3,992)	103,573,468
Portfolio Optimization Conservative	2,093,925,316	169,160,160	(13,743,206)	155,416,954
Portfolio Optimization Moderate-Conservative	3,564,375,749	436,789,754	(12,763,861)	424,025,893
Portfolio Optimization Moderate	12,225,689,521	1,853,166,912	(37,318,486)	1,815,848,426
Portfolio Optimization Growth	9,976,431,687	1,806,402,278	(25,077,880)	1,781,324,398
Portfolio Optimization Aggressive-Growth	2,120,704,906	430,843,908	(5,309,523)	425,534,385

(1)	The difference between tax cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale deferrals.

Each portfolio recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each portfolio remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended after December 31, 2010.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

14. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio for the period ended June 30, 2015 and the year or period ended December 31, 2014, were as follows:

	Period Ended June 30, 2015	Year Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014
	Core Income Portfolio (1)		Diversified Bond Portfolio		Floating Rate Income Portfolio
Class I
Shares sold	60,580		5,077,186	17,390,642	695,001	2,721,189
Share repurchased	(3,600)		(1,974,077)	(5,013,378)	(406,157)	(1,269,048)
Net increase (decrease)	56,980		3,103,109	12,377,264	288,844	1,452,141
Shares outstanding, beginning of year or period	-		24,283,013	11,905,749	3,233,562	1,781,421
Shares outstanding, end of year or period	56,980		27,386,122	24,283,013	3,522,406	3,233,562

Class P
Shares sold	42,732,639		15,079,059	80,235,250	8,568,044	10,134,467
Shares repurchased	(706,258)		(26,205,278)	(29,868,141)	(1,563,699)	(1,794,073)
Net increase (decrease)	42,026,381		(11,126,219)	50,367,109	7,004,345	8,340,394
Shares outstanding, beginning of year or period	-		312,369,202	262,002,093	34,497,057	26,156,663
Shares outstanding, end of year or period	42,026,381		301,242,983	312,369,202	41,501,402	34,497,057

	Floating Rate Loan Portfolio		High Yield Bond Portfolio		Inflation Managed Portfolio
Class I
Shares sold	954,612	5,008,236	6,516,350	17,256,418	788,796	2,748,890
Share repurchased	(2,147,175)	(7,151,519)	(10,332,727)	(23,044,340)	(3,441,857)	(10,425,683)
Net increase (decrease)	(1,192,563)	(2,143,283)	(3,816,377)	(5,787,922)	(2,653,061)	(7,676,793)
Shares outstanding, beginning of year or period	23,311,196	25,454,479	51,479,726	57,267,648	44,387,770	52,064,563
Shares outstanding, end of year or period	22,118,633	23,311,196	47,663,349	51,479,726	41,734,709	44,387,770

Class P
Shares sold	9,770,516	14,576,420	15,577,439	786,078	31,908	15,897,630
Shares repurchased	(5,015,971)	(15,023,711)	(7,504,504)	(14,906,355)	(36,297,387)	(25,119,410)
Net increase (decrease)	4,754,545	(447,291)	8,072,935	(14,120,277)	(36,265,479)	(9,221,780)
Shares outstanding, beginning of year or period	73,104,337	73,551,628	101,638,920	115,759,197	67,028,584	76,250,364
Shares outstanding, end of year or period	77,858,882	73,104,337	109,711,855	101,638,920	30,763,105	67,028,584

	Inflation Strategy Portfolio		Managed Bond Portfolio		Short Duration Bond Portfolio
Class I
Shares sold	390,275	847,767	1,974,305	5,180,175	4,141,819	12,148,286
Share repurchased	(265,682)	(755,688)	(10,384,590)	(31,694,283)	(2,408,886)	(5,132,346)
Net increase (decrease)	124,593	92,079	(8,410,285)	(26,514,108)	1,732,933	7,015,940
Shares outstanding, beginning of year or period	2,052,161	1,960,082	89,694,722	116,208,830	42,535,705	35,519,765
Shares outstanding, end of year or period	2,176,754	2,052,161	81,284,437	89,694,722	44,268,638	42,535,705

Class P
Shares sold	27,572	405,751	8,095,435	7,512,541	109,497	1,204,060
Shares repurchased	(45,027,725)	(25,145,742)	(13,442,805)	(86,034,012)	(104,671,823)	(14,664,931)
Net increase (decrease)	(45,000,153)	(24,739,991)	(5,347,370)	(78,521,471)	(104,562,326)	(13,460,871)
Shares outstanding, beginning of year or period	70,642,419	95,382,410	186,005,502	264,526,973	183,054,774	196,515,645
Shares outstanding, end of year or period	25,642,266	70,642,419	180,658,132	186,005,502	78,492,448	183,054,774

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2015	Year Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014
	Emerging Markets Debt Portfolio		American Funds Growth Portfolio		American Funds Growth-Income Portfolio
Class I
Shares sold	433,326	764,800	1,301,030	3,253,539	872,177	3,287,785
Share repurchased	(343,561)	(571,139)	(1,017,221)	(2,261,460)	(1,060,994)	(2,168,819)
Net increase (decrease)	89,765	193,661	283,809	992,079	(188,817)	1,118,966
Shares outstanding, beginning of year or period	1,788,861	1,595,200	23,176,163	22,184,084	20,629,291	19,510,325
Shares outstanding, end of year or period	1,878,626	1,788,861	23,459,972	23,176,163	20,440,474	20,629,291

Class P
Shares sold	168,596	36,738,251	-	1,101,127	-	2,132,186
Shares repurchased	(32,609,622)	(8,061,462)	(6,887,788)	-	(15,235,348)	(27,123,282)
Net increase (decrease)	(32,441,026)	28,676,789	(6,887,788)	1,101,127	(15,235,348)	(24,991,096)
Shares outstanding, beginning of year or period	122,757,447	94,080,658	6,887,788	5,786,661	15,235,348	40,226,444
Shares outstanding, end of year or period	90,316,421	122,757,447	-	6,887,788	-	15,235,348

	Comstock Portfolio		Dividend Growth Portfolio		Equity Index Portfolio
Class I
Shares sold	970,358	5,021,465	1,003,952	3,000,689	4,608,418	4,144,568
Share repurchased	(1,158,912)	(3,685,345)	(1,021,734)	(1,647,052)	(1,451,023)	(2,724,155)
Net increase (decrease)	(188,554)	1,336,120	(17,782)	1,353,637	3,157,395	1,420,413
Shares outstanding, beginning of year or period	22,258,500	20,922,380	21,178,042	19,824,405	29,299,719	27,879,306
Shares outstanding, end of year or period	22,069,946	22,258,500	21,160,260	21,178,042	32,457,114	29,299,719

Class P
Shares sold	30,626	15,463,586	298,278	6,963,044	2,751	15,841,786
Shares repurchased	(22,110,574)	(41,535,206)	(20,940,178)	(5,814,373)	(3,966,302)	(1,169,439)
Net increase (decrease)	(22,079,948)	(26,071,620)	(20,641,900)	1,148,671	(3,963,551)	14,672,347
Shares outstanding, beginning of year or period	99,309,380	125,381,000	45,199,829	44,051,158	15,883,871	1,211,524
Shares outstanding, end of year or period	77,229,432	99,309,380	24,557,929	45,199,829	11,920,320	15,883,871

	Focused Growth Portfolio		Growth Portfolio		Large-Cap Growth Portfolio
Class I
Shares sold	957,928	1,064,878	667,673	636,918	2,006,956	4,005,221
Share repurchased	(605,402)	(1,960,644)	(1,828,509)	(3,704,840)	(1,666,465)	(5,178,683)
Net increase (decrease)	352,526	(895,766)	(1,160,836)	(3,067,922)	340,491	(1,173,462)
Shares outstanding, beginning of year or period	6,655,163	7,550,929	24,769,748	27,837,670	23,179,934	24,353,396
Shares outstanding, end of year or period	7,007,689	6,655,163	23,608,912	24,769,748	23,520,425	23,179,934

Class P
Shares sold	-	-	6,158,954	4,543,184	5,426,419	19,173,416
Shares repurchased	-	-	(2,906,409)	(2,242,290)	(16,319,836)	(26,353,947)
Net increase (decrease)	-	-	3,252,545	2,300,894	(10,893,417)	(7,180,531)
Shares outstanding, beginning of year or period	843	843	29,858,269	27,557,375	126,385,650	133,566,181
Shares outstanding, end of year or period	843	843	33,110,814	29,858,269	115,492,233	126,385,650

	Large-Cap Value Portfolio		Long/Short Large-Cap Portfolio		Main Street Core Portfolio
Class I
Shares sold	517,380	2,007,504	646,502	2,616,797	168,647	969,432
Share repurchased	(1,511,167)	(3,886,514)	(1,038,689)	(909,698)	(1,358,582)	(4,696,495)
Net increase (decrease)	(993,787)	(1,879,010)	(392,187)	1,707,099	(1,189,935)	(3,727,063)
Shares outstanding, beginning of year or period	22,681,817	24,560,827	6,414,914	4,707,815	20,582,087	24,309,150
Shares outstanding, end of year or period	21,688,030	22,681,817	6,022,727	6,414,914	19,392,152	20,582,087

Class P
Shares sold	454,788	16,104,123	121,402	16,104,736	405,479	5,233,953
Shares repurchased	(18,342,334)	(35,458,002)	(10,561,058)	(29,819,064)	(4,435,779)	(6,117,861)
Net increase (decrease)	(17,887,546)	(19,353,879)	(10,439,656)	(13,714,328)	(4,030,300)	(883,908)
Shares outstanding, beginning of year or period	102,739,364	122,093,243	98,643,688	112,358,016	31,746,091	32,629,999
Shares outstanding, end of year or period	84,851,818	102,739,364	88,204,032	98,643,688	27,715,791	31,746,091

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2015	Year Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014
	Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio
Class I
Shares sold	1,117,872	1,385,354	1,748,066	3,162,247	773,037	2,145,727
Share repurchased	(1,680,796)	(4,775,677)	(1,360,169)	(3,335,022)	(725,244)	(3,243,665)
Net increase (decrease)	(562,924)	(3,390,323)	387,897	(172,775)	47,793	(1,097,938)
Shares outstanding, beginning of year or period	21,998,835	25,389,158	25,590,661	25,763,436	6,723,982	7,821,920
Shares outstanding, end of year or period	21,435,911	21,998,835	25,978,558	25,590,661	6,771,775	6,723,982

Class P
Shares sold	105,857	724,318	17,038	4,863,382	590,503	3,334,535
Shares repurchased	(8,971,918)	(9,350,786)	(21,556,589)	(8,993,618)	(9,486,192)	(9,258,749)
Net increase (decrease)	(8,866,061)	(8,626,468)	(21,539,551)	(4,130,236)	(8,895,689)	(5,924,214)
Shares outstanding, beginning of year or period	43,410,700	52,037,168	54,174,885	58,305,121	60,864,621	66,788,835
Shares outstanding, end of year or period	34,544,639	43,410,700	32,635,334	54,174,885	51,968,932	60,864,621

	Small-Cap Equity Portfolio		Small-Cap Growth Portfolio		Small-Cap Index Portfolio
Class I
Shares sold	381,998	828,569	1,679,154	1,889,302	1,133,615	2,115,981
Share repurchased	(345,415)	(982,665)	(824,906)	(3,411,226)	(1,359,019)	(6,497,255)
Net increase (decrease)	36,583	(154,096)	854,248	(1,521,924)	(225,404)	(4,381,274)
Shares outstanding, beginning of year or period	3,915,978	4,070,074	10,738,287	12,260,211	24,951,975	29,333,249
Shares outstanding, end of year or period	3,952,561	3,915,978	11,592,535	10,738,287	24,726,571	24,951,975

Class P
Shares sold	5,628,932	64,770	1,645,392	10,516,468	15,660,744	62,232
Shares repurchased	(1,815,470)	(22,210,234)	(6,415,938)	(4,045,588)	(1,113,068)	(7,457,676)
Net increase (decrease)	3,813,462	(22,145,464)	(4,770,546)	6,470,880	14,547,676	(7,395,444)
Shares outstanding, beginning of year or period	25,596,371	47,741,835	33,956,579	27,485,699	10,048,934	17,444,378
Shares outstanding, end of year or period	29,409,833	25,596,371	29,186,033	33,956,579	24,596,610	10,048,934

	Small-Cap Value Portfolio		Value Advantage Portfolio		Emerging Markets Portfolio
Class I
Shares sold	862,702	1,261,104	291,004	2,096,441	1,677,478	3,819,919
Share repurchased	(1,138,960)	(2,389,089)	(694,502)	(640,039)	(2,114,659)	(6,152,431)
Net increase (decrease)	(276,258)	(1,127,985)	(403,498)	1,456,402	(437,181)	(2,332,512)
Shares outstanding, beginning of year or period	13,035,381	14,163,366	1,774,639	318,237	26,286,566	28,619,078
Shares outstanding, end of year or period	12,759,123	13,035,381	1,371,141	1,774,639	25,849,385	26,286,566

Class P
Shares sold	38,084	14,139,599	21,703,892	941,349	3,886,287	10,963,896
Shares repurchased	(10,731,805)	(4,665,924)	(4,990,651)	(8,286,827)	(5,179,761)	(8,135,187)
Net increase (decrease)	(10,693,721)	9,473,675	16,713,241	(7,345,478)	(1,293,474)	2,828,709
Shares outstanding, beginning of year or period	27,472,608	17,998,933	64,383,641	71,729,119	85,260,160	82,431,451
Shares outstanding, end of year or period	16,778,887	27,472,608	81,096,882	64,383,641	83,966,686	85,260,160

	International Large-Cap Portfolio		International Small-Cap Portfolio		International Value Portfolio
Class I
Shares sold	4,578,782	8,022,886	2,241,408	2,058,984	963,534	1,804,690
Share repurchased	(2,710,438)	(9,440,173)	(914,534)	(1,920,758)	(1,448,835)	(3,169,607)
Net increase (decrease)	1,868,344	(1,417,287)	1,326,874	138,226	(485,301)	(1,364,917)
Shares outstanding, beginning of year or period	63,600,037	65,017,324	7,234,118	7,095,892	28,677,773	30,042,690
Shares outstanding, end of year or period	65,468,381	63,600,037	8,560,992	7,234,118	28,192,472	28,677,773

Class P
Shares sold	6,985,735	117,938,072	40,159,246	42,028	80,147	35,997,624
Shares repurchased	(25,623,692)	(12,759,658)	(9,653,674)	(16,954,472)	(22,885,380)	(15,006,898)
Net increase (decrease)	(18,637,957)	105,178,414	30,505,572	(16,912,444)	(22,805,233)	20,990,726
Shares outstanding, beginning of year or period	242,765,866	137,587,452	106,768,781	123,681,225	91,157,947	70,167,221
Shares outstanding, end of year or period	224,127,909	242,765,866	137,274,353	106,768,781	68,352,714	91,157,947

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2015	Year Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014
	Health Sciences Portfolio		Real Estate Portfolio		Technology Portfolio
Class I
Shares sold	1,495,763	2,268,622	1,516,649	3,648,254	2,378,323	4,064,992
Share repurchased	(544,548)	(1,957,393)	(3,195,323)	(3,302,942)	(1,060,366)	(3,600,758)
Net increase (decrease)	951,215	311,229	(1,678,674)	345,312	1,317,957	464,234
Shares outstanding, beginning of year or period	12,241,971	11,930,742	17,273,524	16,928,212	16,586,189	16,121,955
Shares outstanding, end of year or period	13,193,186	12,241,971	15,594,850	17,273,524	17,904,146	16,586,189

Class P
Shares sold	-	-	4,410,307	24,292	-	-
Shares repurchased	-	-	(3,906,344)	(24,303,362)	-	-
Net increase (decrease)	-	-	503,963	(24,279,070)	-	-
Shares outstanding, beginning of year or period	773	773	22,208,249	46,487,319	1,837	1,837
Shares outstanding, end of year or period	773	773	22,712,212	22,208,249	1,837	1,837

	Absolute Return Portfolio (1)		Currency Strategies Portfolio		Equity Long/Short Portfolio (1)
Class I
Shares sold	22,268		86,884	341,414	75,709
Share repurchased	(6,520)		(104,502)	(169,846)	(6,922)
Net increase (decrease)	15,748		(17,618)	171,568	68,787
Shares outstanding, beginning of year or period	-		426,414	254,846	-
Shares outstanding, end of year or period	15,748		408,796	426,414	68,787

Class P
Shares sold	130,902,632		320,334	29,030,343	137,896,241
Shares repurchased	(2,126,044)		(33,610,712)	(5,744,018)	(6,292,061)
Net increase (decrease)	128,776,588		(33,290,378)	23,286,325	131,604,180
Shares outstanding, beginning of year or period	-		162,236,270	138,949,945	-
Shares outstanding, end of year or period	128,776,588		128,945,892	162,236,270	131,604,180

	Global Absolute Return Portfolio		Precious Metals Portfolio		American Funds Asset Allocation Portfolio
Class I
Shares sold	339,635	523,767	671,615	4,043,955	6,428,789	24,564,453
Share repurchased	(152,535)	(235,979)	(674,393)	(2,548,219)	(2,647,891)	(2,077,493)
Net increase (decrease)	187,100	287,788	(2,778)	1,495,736	3,780,898	22,486,960
Shares outstanding, beginning of year or period	1,021,709	733,921	3,214,990	1,719,254	104,130,476	81,643,516
Shares outstanding, end of year or period	1,208,809	1,021,709	3,212,212	3,214,990	107,911,374	104,130,476

Class P
Shares sold	2,081,062	298,425	231,449	4,266,767
Shares repurchased	(39,780,774)	(50,048,612)	(78,727,500)	(34,118,670)
Net increase (decrease)	(37,699,712)	(49,750,187)	(78,496,051)	(29,851,903)
Shares outstanding, beginning of year or period	146,051,009	195,801,196	78,496,051	108,347,954
Shares outstanding, end of year or period	108,351,297	146,051,009	-	78,496,051

	Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix - Growth Portfolio
Class I
Shares sold	2,695,003	7,100,049	9,420,457	23,322,667	2,968,513	6,335,579
Share repurchased	(1,932,773)	(1,158,286)	(577,794)	(740,767)	(934,935)	(1,517,620)
Net increase (decrease)	762,230	5,941,763	8,842,663	22,581,900	2,033,578	4,817,959
Shares outstanding, beginning of year or period	32,797,508	26,855,745	97,761,903	75,180,003	30,327,263	25,509,304
Shares outstanding, end of year or period	33,559,738	32,797,508	106,604,566	97,761,903	32,360,841	30,327,263

	Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate-Conservative Portfolio		Portfolio Optimization Moderate Portfolio
Class I
Shares sold	1,015,915	9,705,066	1,361,845	7,166,400	1,958,796	4,347,307
Share repurchased	(18,825,980)	(55,104,487)	(24,370,034)	(48,780,298)	(88,034,158)	(151,268,978)
Net increase (decrease)	(17,810,065)	(45,399,421)	(23,008,189)	(41,613,898)	(86,075,362)	(146,921,671)
Shares outstanding, beginning of year or period	214,785,895	260,185,316	355,906,899	397,520,797	1,216,513,663	1,363,435,334
Shares outstanding, end of year or period	196,975,830	214,785,895	332,898,710	355,906,899	1,130,438,301	1,216,513,663

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2015	Year Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014
	Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive-Growth Portfolio
Class I
Shares sold	1,247,524	4,461,526	906,206	1,411,963
Share repurchased	(65,119,944)	(143,202,972)	(13,058,082)	(31,917,538)
Net increase (decrease)	(63,872,420)	(138,741,446)	(12,151,876)	(30,505,575)
Shares outstanding, beginning of year or period	978,065,466	1,116,806,912	207,068,143	237,573,718
Shares outstanding, end of year or period	914,193,046	978,065,466	194,916,267	207,068,143

(1)	Operation commenced on April 27, 2015.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2015 to June 30, 2015.

ACTUAL EXPENSES

The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/15” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/15-06/30/15” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2015 to June 30, 2015.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/15-06/30/15.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/15	Ending Account Value at 06/30/15	Annualized Expense Ratio	Expenses Paid During the Period 01/01/15- 06/30/15 (1)
Core Income (2)
Actual
Class I	$1,000.00	$980.80	0.77%	$1.36
Class P	1,000.00	981.10	0.56%	0.99
Hypothetical
Class I	$1,000.00	$1,020.98	0.77%	$3.86
Class P	1,000.00	1,022.02	0.56%	2.81

Diversified Bond
Actual
Class I	$1,000.00	$1,003.70	0.64%	$3.18
Class P	1,000.00	1,004.70	0.44%	2.19
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class P	1,000.00	1,022.61	0.44%	2.21

Floating Rate Income
Actual
Class I	$1,000.00	$1,021.50	0.91%	$4.56
Class P	1,000.00	1,022.50	0.71%	3.56
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

Floating Rate Loan
Actual
Class I	$1,000.00	$1,019.70	0.93%	$4.66
Class P	1,000.00	1,020.70	0.73%	3.66

Portfolio	Beginning Account Value at 01/01/15	Ending Account Value at 06/30/15	Annualized Expense Ratio	Expenses Paid During the Period 01/01/15- 06/30/15 (1)
Hypothetical
Class I	$1,000.00	$1,020.18	0.93%	$4.66
Class P	1,000.00	1,021.17	0.73%	3.66
High Yield Bond
Actual
Class I	$1,000.00	$1,032.20	0.63%	$3.17
Class P	1,000.00	1,033.20	0.43%	2.17
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Inflation Managed
Actual
Class I	$1,000.00	$996.90	0.77%	$3.81
Class P	1,000.00	997.90	0.57%	2.82
Hypothetical
Class I	$1,000.00	$1,020.98	0.77%	$3.86
Class P	1,000.00	1,021.97	0.57%	2.86

Inflation Strategy
Actual
Class I	$1,000.00	$994.40	0.63%	$3.12
Class P	1,000.00	995.40	0.41%	2.03
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.76	0.41%	2.06

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/15	Ending Account Value at 06/30/15	Annualized Expense Ratio	Expenses Paid During the Period 01/01/15- 06/30/15 (1)
Managed Bond
Actual
Class I	$1,000.00	$1,003.80	0.64%	$3.18
Class P	1,000.00	1,004.80	0.44%	2.19
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class P	1,000.00	1,022.61	0.44%	2.21

Short Duration Bond
Actual
Class I	$1,000.00	$1,006.70	0.63%	$3.13
Class P	1,000.00	1,007.70	0.43%	2.14
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Emerging Markets Debt
Actual
Class I	$1,000.00	$1,020.30	1.04%	$5.21
Class P	1,000.00	1,021.30	0.84%	4.21
Hypothetical
Class I	$1,000.00	$1,019.64	1.04%	$5.21
Class P	1,000.00	1,020.63	0.84%	4.21

American Funds Growth (3)
Actual
Class I	$1,000.00	$1,057.10	0.52%	$2.65
Hypothetical
Class I	$1,000.00	$1,022.22	0.52%	$2.61

American Funds Growth-Income (3)
Actual
Class I	$1,000.00	$1,028.20	0.52%	$2.61
Hypothetical
Class I	$1,000.00	$1,022.22	0.52%	$2.61

Comstock
Actual
Class I	$1,000.00	$1,008.10	0.91%	$4.53
Class P	1,000.00	1,009.10	0.71%	3.54
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

Dividend Growth
Actual
Class I	$1,000.00	$1,012.40	0.89%	$4.44
Class P	1,000.00	1,013.40	0.69%	3.44
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Equity Index
Actual
Class I	$1,000.00	$1,011.20	0.27%	$1.35
Class P	1,000.00	1,012.20	0.07%	0.35
Hypothetical
Class I	$1,000.00	$1,023.46	0.27%	$1.35
Class P	1,000.00	1,024.45	0.07%	0.35

Focused Growth
Actual
Class I	$1,000.00	$1,070.60	0.97%	$4.98
Class P	1,000.00	1,071.70	0.76%	3.90
Hypothetical
Class I	$1,000.00	$1,019.98	0.97%	$4.86
Class P	1,000.00	1,021.03	0.76%	3.81

Portfolio	Beginning Account Value at 01/01/15	Ending Account Value at 06/30/15	Annualized Expense Ratio	Expenses Paid During the Period 01/01/15- 06/30/15 (1)
Growth
Actual
Class I	$1,000.00	$1,037.80	0.77%	$3.89
Class P	1,000.00	1,038.80	0.57%	2.88
Hypothetical
Class I	$1,000.00	$1,020.98	0.77%	$3.86
Class P	1,000.00	1,021.97	0.57%	2.86

Large-Cap Growth
Actual
Class I	$1,000.00	$1,058.90	0.88%	$4.49
Class P	1,000.00	1,060.00	0.69%	3.52
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.37	0.69%	3.46

Large-Cap Value
Actual
Class I	$1,000.00	$1,003.60	0.82%	$4.07
Class P	1,000.00	1,004.60	0.62%	3.08
Hypothetical
Class I	$1,000.00	$1,020.73	0.82%	$4.11
Class P	1,000.00	1,021.72	0.62%	3.11

Long/Short Large-Cap
Actual
Class I	$1,000.00	$1,012.80	2.16%	$10.78
Class P	1,000.00	1,013.80	1.96%	9.79
Hypothetical
Class I	$1,000.00	$1,014.08	2.16%	$10.79
Class P	1,000.00	1,015.08	1.96%	9.79

Main Street Core
Actual
Class I	$1,000.00	$1,023.90	0.67%	$3.36
Class P	1,000.00	1,024.90	0.47%	2.36
Hypothetical
Class I	$1,000.00	$1,021.47	0.67%	$3.36
Class P	1,000.00	1,022.46	0.47%	2.36

Mid-Cap Equity
Actual
Class I	$1,000.00	$1,038.80	0.87%	$4.40
Class P	1,000.00	1,039.90	0.68%	3.44
Hypothetical
Class I	$1,000.00	$1,020.48	0.87%	$4.36
Class P	1,000.00	1,021.42	0.68%	3.41

Mid-Cap Growth
Actual
Class I	$1,000.00	$1,035.30	0.88%	$4.44
Class P	1,000.00	1,036.40	0.68%	3.43
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Mid-Cap Value
Actual
Class I	$1,000.00	$1,004.00	0.91%	$4.52
Class P	1,000.00	1,005.00	0.71%	3.53
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/15	Ending Account Value at 06/30/15	Annualized Expense Ratio	Expenses Paid During the Period 01/01/15- 06/30/15 (1)
Small-Cap Equity
Actual
Class I	$1,000.00	$1,008.40	0.88%	$4.38
Class P	1,000.00	1,009.40	0.68%	3.39
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Small-Cap Growth
Actual
Class I	$1,000.00	$1,106.50	0.83%	$4.34
Class P	1,000.00	1,107.60	0.63%	3.29
Hypothetical
Class I	$1,000.00	$1,020.68	0.83%	$4.16
Class P	1,000.00	1,021.67	0.63%	3.16

Small-Cap Index
Actual
Class I	$1,000.00	$1,044.70	0.53%	$2.69
Class P	1,000.00	1,045.70	0.32%	1.62
Hypothetical
Class I	$1,000.00	$1,022.17	0.53%	$2.66
Class P	1,000.00	1,023.21	0.32%	1.61

Small Cap Value
Actual
Class I	$1,000.00	$1,020.80	0.98%	$4.91
Class P	1,000.00	1,021.80	0.78%	3.91
Hypothetical
Class I	$1,000.00	$1,019.93	0.98%	$4.91
Class P	1,000.00	1,020.93	0.78%	3.91

Value Advantage
Actual
Class I	$1,000.00	$1,006.50	0.88%	$4.38
Class P	1,000.00	1,007.50	0.68%	3.38
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Emerging Markets
Actual
Class I	$1,000.00	$994.80	1.06%	$5.24
Class P	1,000.00	995.80	0.86%	4.26
Hypothetical
Class I	$1,000.00	$1,019.54	1.06%	$5.31
Class P	1,000.00	1,020.53	0.86%	4.31

International Large-Cap
Actual
Class I	$1,000.00	$1,069.60	0.99%	$5.08
Class P	1,000.00	1,070.60	0.79%	4.06
Hypothetical
Class I	$1,000.00	$1,019.89	0.99%	$4.96
Class P	1,000.00	1,020.88	0.79%	3.96

International Small-Cap
Actual
Class I	$1,000.00	$1,117.90	1.05%	$5.51
Class P	1,000.00	1,119.00	0.85%	4.47
Hypothetical
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class P	1,000.00	1,020.58	0.85%	4.26

Portfolio	Beginning Account Value at 01/01/15	Ending Account Value at 06/30/15	Annualized Expense Ratio	Expenses Paid During the Period 01/01/15- 06/30/15 (1)
International Value
Actual
Class I	$1,000.00	$1,069.00	0.89%	$4.57
Class P	1,000.00	1,070.00	0.69%	3.54
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Health Sciences
Actual
Class I	$1,000.00	$1,149.00	1.13%	$6.02
Class P	1,000.00	1,150.20	0.92%	4.90
Hypothetical
Class I	$1,000.00	$1,019.19	1.13%	$5.66
Class P	1,000.00	1,020.23	0.92%	4.61

Real Estate
Actual
Class I	$1,000.00	$939.50	1.05%	$5.05
Class P	1,000.00	940.40	0.86%	4.14
Hypothetical
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class P	1,000.00	1,020.53	0.86%	4.31

Technology
Actual
Class I	$1,000.00	$1,042.90	1.13%	$5.72
Class P	1,000.00	1,044.00	0.92%	4.66
Hypothetical
Class I	$1,000.00	$1,019.19	1.13%	$5.66
Class P	1,000.00	1,020.23	0.92%	4.61

Absolute Return (2)
Actual
Class I	$1,000.00	$982.90	1.03%	$1.82
Class P	1,000.00	983.30	0.84%	1.48
Hypothetical
Class I	$1,000.00	$1,019.69	1.03%	$5.16
Class P	1,000.00	1,020.63	0.84%	4.21

Currency Strategies
Actual
Class I	$1,000.00	$955.60	0.89%	$4.32
Class P	1,000.00	956.60	0.69%	3.35
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Equity Long/Short (2)
Actual
Class I	$1,000.00	$1,004.80	1.25%	$2.23
Class P	1,000.00	1,005.00	1.04%	1.86
Hypothetical
Class I	$1,000.00	$1,018.60	1.25%	$6.26
Class P	1,000.00	1,019.64	1.04%	5.21

Global Absolute Return
Actual
Class I	$1,000.00	$1,030.20	1.14%	$5.74
Class P	1,000.00	1,031.20	0.94%	4.73
Hypothetical
Class I	$1,000.00	$1,019.14	1.14%	$5.71
Class P	1,000.00	1,020.13	0.94%	4.71

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/15	Ending Account Value at 06/30/15	Annualized Expense Ratio	Expenses Paid During the Period 01/01/15- 06/30/15 (1)
Precious Metals
Actual
Class I	$1,000.00	$976.30	0.98%	$4.80
Hypothetical
Class I	$1,000.00	$1,019.93	0.98%	$4.91

American Funds Asset Allocation (3)
Actual
Class I	$1,000.00	$1,008.10	0.50%	$2.49
Hypothetical
Class I	$1,000.00	$1,022.32	0.50%	$2.51

Pacific Dynamix-Conservative Growth (4)
Actual
Class I	$1,000.00	$1,009.20	0.38%	$1.89
Hypothetical
Class I	$1,000.00	$1,022.91	0.38%	$1.91

Pacific Dynamix-Moderate Growth (4)
Actual
Class I	$1,000.00	$1,014.60	0.37%	$1.85
Hypothetical
Class I	$1,000.00	$1,022.96	0.37%	$1.86

Pacific Dynamix-Growth (4)
Actual
Class I	$1,000.00	$1,020.70	0.37%	$1.85
Hypothetical
Class I	$1,000.00	$1,022.96	0.37%	$1.86

Portfolio	Beginning Account Value at 01/01/15	Ending Account Value at 06/30/15	Annualized Expense Ratio	Expenses Paid During the Period 01/01/15- 06/30/15 (1)
Portfolio Optimization Conservative (5)
Actual
Class I	$1,000.00	$1,012.20	0.31%	$1.55
Hypothetical
Class I	$1,000.00	$1,023.26	0.31%	$1.56

Portfolio Optimization Moderate-Conservative (5)
Actual
Class I	$1,000.00	$1,015.80	0.31%	$1.55
Hypothetical
Class I	$1,000.00	$1,023.26	0.31%	$1.56

Portfolio Optimization Moderate (5)
Actual
Class I	$1,000.00	$1,019.00	0.31%	$1.55
Hypothetical
Class I	$1,000.00	$1,023.26	0.31%	$1.56

Portfolio Optimization Growth (5)
Actual
Class I	$1,000.00	$1,022.40	0.31%	$1.55
Hypothetical
Class I	$1,000.00	$1,023.26	0.31%	$1.56

Portfolio Optimization Aggressive-Growth (5)
Actual
Class I	$1,000.00	$1,024.50	0.31%	$1.56
Hypothetical
Class I	$1,000.00	$1,023.26	0.31%	$1.56

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.
(2)	The Core Income, Absolute Return and Equity Long/Short Portfolios commenced operations on April 27, 2015. The actual fund return and expenses paid by these portfolios were for the period from April 27, 2015 to June 30, 2015 instead of the six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.
(3)	The annualized expense ratios for the American Fund Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds (see Note 1 in Notes to Financial Statements) in which the portfolios invest.
(4)	The annualized expense ratios for all the Pacific Dynamix Portfolios do not include expenses of the Pacific Dynamix Underlying Portfolios (see Note 1 in Notes to Financial Statements) in which the Pacific Dynamix Portfolios invest.
(5)	The annualized expense ratios for the Portfolio Optimization Portfolios do not include expenses of the Portfolio Optimization Underlying Funds (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Portfolios invest.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages the High Yield Bond and Floating Rate Income Portfolios (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”) and the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (the “Asset Allocation Funds,” and together with the PAM Managed Funds, the “Directly Managed Funds”). For the other Funds, with the exception of the American Funds Growth-Income Portfolio, the American Funds Growth Portfolio, and the American Funds Asset Allocation Portfolio (collectively, the “Feeder Funds”), PLFA has retained other firms to serve as sub-advisers under PLFA’s supervision. Each of the Feeder Funds invests all of its assets in a master fund; and therefore, PLFA has not retained other sub-advisers to manage the assets of these Funds. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 9-10, 2014.1 The descriptions below do not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to approvals for three new Funds and a change in sub-adviser for the Mid-Cap Value Portfolio, as described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summaries describe the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the Investment Advisory and Sub-Advisory Agreements for New Funds

Core Income Portfolio

At an in-person meeting on December 9-10, 2014, the Board, including all of the Independent Trustees, approved the establishment and designation of a newly-organized Fund of the Trust, the Core Income Portfolio, effective on or about May 1, 2015. PLFA, under the name Pacific Asset Management, will directly manage the Fund. In connection with this approval, the Board also approved, effective on or about May 1, 2015, the Advisory Agreement with PLFA with respect to the new Fund (the “Core Income Advisory Agreement”).

In evaluating the Core Income Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of the other funds; its direct management of certain of those funds; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs them about matters relevant to the Trust, its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Core Income Portfolio and to directly manage the Fund within its PAM unit in light of the nature, extent, and quality of services expected to be provided. The Trustees considered the ability of PLFA and PAM to provide an appropriate level of support and resources to the Fund, and that PLFA and PAM have sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them throughout the year by PLFA and PAM. The Trustees also considered the background and experience of PLFA and PAM’s senior management, and the experience of and amount of attention expected to be given to the Fund by PLFA and PAM’s management and staff. The Trustees also considered various materials relating to PLFA and PAM, including copies of the proposed Core Income Advisory Agreement; copies of PAM’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

1 At the December 9-10th meeting, the Board did not consider the continuance of the Sub-Advisory Agreements relating to the Small-Cap Growth, Health Sciences and Technology Portfolios, and the Sub-Advisory Agreement with AllianceBernstein L.P. relating to the Small-Cap Value Portfolio, as those agreements were not up for renewal at that time.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

The Trustees considered that under the Core Income Advisory Agreement, PLFA would be responsible for providing the investment management services for the Core Income Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Fund. The Trustees considered that the investment management services would be provided by the PAM unit, and that other units of PLFA would provide monitoring, compliance and other services, including reporting to the Board. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of PLFA (including PAM), including the background and experience of PAM’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy. The Trustees noted that PAM currently manages the proposed strategy in Pacific Funds Core Income of Pacific Funds Series Trust.

In making these assessments, the Trustees were aided by the in-person presentation and materials provided by PLFA and PAM. The Trustees noted that PLFA serves as adviser to each Fund of the Trust and directly manages, within its PAM business unit, the Floating Rate Income and High Yield Bond Portfolios, each a series of the Trust, and Pacific Funds Floating Rate Income, Pacific Funds Core Income, Pacific Funds High Income, Pacific Funds Limited Duration High Income, Pacific Funds Short Duration Income and Pacific Funds Strategic Income, each a series of Pacific Funds Series Trust. The Board noted that PAM would monitor numerous investment, performance and compliance metrics for the Core Income Portfolio over daily, weekly, monthly, quarterly and annual periods.

The Trustees further considered the monitoring and additional services that would be provided by PLFA to the Core Income Portfolio, including assistance with performance evaluation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust. In addition, the Trustees considered that they had previously reviewed and approved PLFA’s written compliance policies and procedures and that the Trust’s Chief Compliance Officer (“CCO”) had previously provided an assessment of PLFA’s compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics. The Trustees further noted the compliance monitoring to be conducted on an ongoing basis by PLFA, including PAM, and also noted the development of procedures and systems necessary to maintain compliance with applicable laws and regulations and the resources that PLFA, including PAM, dedicates to its compliance program.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management, compliance and monitoring services anticipated to be provided to the Core Income Portfolio by PLFA under the Core Income Advisory Agreement.

B. Performance

The Trustees considered PLFA’s experience managing funds directly through its PAM unit and its qualifications to manage the Core Income Portfolio’s day-to-day investment activities. Because this consideration related to a newly-organized fund, no actual performance record for the Fund was available. However, the Trustees considered the investment process and techniques to be used by PAM for the Fund and PAM’s experience managing an income strategy. The Trustees also considered PAM’s experience directly managing the Floating Rate Income and High Yield Bond Portfolios, six series of Pacific Funds Series Trust and segments of Pacific Life Insurance Company’s (“Pacific Life”) general account, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the Core Income Advisory Agreement, including the factors described below.

The Trustees considered that PAM would be managing the Core Income Portfolio in the same style it uses to manage Pacific Funds Core Income of Pacific Funds Series Trust, and that the same PAM portfolio management team that currently manages Pacific Funds Core Income would manage the Core Income Portfolio. The Trustees considered information about the performance of Pacific Funds Core Income (the “PAM Comparable Performance”). The Trustees considered the PAM Comparable Performance against a pertinent benchmark and composite index and against the applicable peer group for the year-to-date, one- and three-year periods as of September 30, 2014. The Trustees also considered the PAM Comparable Performance against a pertinent benchmark and composite index and an applicable peer group for the previous three calendar years. Additionally, the Trustees considered the standard deviation and information ratio of the PAM Comparable Performance over the three-year period as of September 30, 2014.

In addition, the Trustees considered the need for PAM to adhere to the Core Income Portfolio’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that PAM’s performance record with respect to similarly managed accounts was acceptable.

C. Advisory Fees

The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the Core Income Portfolio. The Trustees reviewed the proposed advisory fee compared with the average fees of other funds in an applicable peer group. The Trustees considered that the proposed advisory fee was above industry averages for similar investment products based on the data presented to the Board, but that the average assets of the peer funds identified by PLFA were larger than the Fund’s projected assets. The Trustees also considered that PLFA agreed to an asset-based breakpoint schedule for the Fund, so that the Fund’s advisory fee as a percentage of the Fund’s net assets would decrease as the Fund becomes larger. The Trustees noted that the proposed breakpoint appears to offer potential savings to shareholders of the Fund as asset levels increase.

The Board concluded that the compensation payable to PLFA under the Core Income Advisory Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Core Income Portfolio and information regarding the anticipated projected profitability of the proposed Fund to PLFA.

The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Core Income Portfolio based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

overall financial soundness of PLFA. Additionally, the Trustees reviewed projected profitability information with respect to the profit or loss to PLFA from the Core Income Advisory Agreement. The Trustees also reviewed the revenues and other benefits that are expected to be derived by PLFA from the Fund.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Core Income Portfolio as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund. However, the Trustees considered that the advisory fee schedule for the Fund contains a breakpoint.

The Board concluded that the Core Income Portfolio’s fee structure reflected in the Core Income Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA concerning other benefits that may be received by PLFA and its affiliates as a result of their relationship with the Core Income Portfolio, including fees for administrative services and reimbursement at an approximate cost basis for certain support services, and commissions that may be paid to broker-dealers affiliated with PLFA and the anticipated use of soft-dollars by PAM. In this regard, the Trustees noted that PAM represented that it does not anticipate utilizing an affiliated broker-dealer and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by PLFA and PAM from their relationships with the Fund and that such benefits were consistent with those generally derived by investment advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Core Income Advisory Agreement is in the best interests of the Core Income Portfolio and its shareholders; and (ii) the compensation payable under the Core Income Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Absolute Return Portfolio

At an in-person meeting on December 9-10, 2014, the Board, including all of the Independent Trustees, approved the establishment and designation of a newly-organized Fund of the Trust, the Absolute Return Portfolio, effective on or about May 1, 2015. In connection with this approval, the Board also approved, effective on or about May 1, 2015, the Advisory Agreement with PLFA (the “Absolute Return Advisory Agreement”) and the Sub-Advisory Agreement with BlueBay Asset Management LLP (“BlueBay”) (the “BlueBay Sub-Advisory Agreement”).

In evaluating the Absolute Return Advisory Agreement and BlueBay Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

Fund Oversight and Supervision – PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of Sub-Advisers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs them about matters relevant to the Trust, its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Absolute Return Portfolio in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered PLFA’s ability to provide an appropriate level of support and resources to the Fund, and that PLFA has sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided to them throughout the year by PLFA. The Trustees considered PLFA’s continued development and use of analytical tools for assessing fund performance and the performance of Sub-Advisers, conducting an attribution analysis on performance and reporting on performance to the Trustees. The Trustees noted that PLFA uses these tools to monitor and identify underperformance relative to applicable benchmarks or peer groups, and then conducts various analyses to try to assess the sources of and reasons for underperformance. The Trustees noted that PLFA has developed processes to oversee and monitor a Sub-Adviser’s execution of investment strategies. The Trustees noted that PLFA provides the Board with analysis of this data over rolling periods to assist the Board in identifying trends in fund performance and other areas, and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance.

The Trustees also noted that PLFA conducts periodic due diligence on Sub-Advisers involving on-site visits, in-person meetings and telephonic meetings to gather information that PLFA uses to attempt to gain an in-depth understanding of a Sub-Adviser’s investment process and to seek to identify issues that may be relevant to a Sub-Adviser’s services to a fund or a fund’s performance. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and amount of attention expected to be given to the Absolute Return Portfolio by PLFA’s management and staff.

The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services that would be provided by PLFA to the Absolute Return Portfolio, including assistance with performance evaluation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Absolute Return Portfolio under the Absolute Return Advisory Agreement.

BlueBay. The Trustees considered the benefits to shareholders of retaining BlueBay as sub-adviser to the Absolute Return Portfolio, particularly in light of the nature, extent, and quality of the services expected to be provided by BlueBay. In this regard, the Trustees considered various materials relating to the proposed Sub-Adviser, including copies of the proposed BlueBay Sub-Advisory Agreement; copies of BlueBay’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the BlueBay Sub-Advisory Agreement, BlueBay would be responsible for providing the investment management services for the Absolute Return Portfolio’s assets, including investment research, advice, supervision of investment management services provided by BlueBay Asset Management USA LLC (the “Sub-Advisory Affiliate”), and determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of BlueBay, including the background and experience of BlueBay’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s CCO had reviewed the written compliance policies and procedures of BlueBay, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the BlueBay Sub-Advisory Agreement.

In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to BlueBay and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by BlueBay.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Absolute Return Portfolio by PLFA under the Absolute Return Advisory Agreement and BlueBay under the BlueBay Sub-Advisory Agreement, including the Sub-Advisory Affiliate Agreement.

B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage an absolute return strategy and PLFA’s identification of BlueBay to serve as sub-adviser with regard to the Absolute Return Portfolio’s day-to-day investment activities. Because this consideration related to a newly-organized fund, no actual performance record for the Fund was available. However, the Trustees considered the investment process and techniques to be used by BlueBay for the Fund, and BlueBay’s experience managing an absolute return strategy, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the BlueBay Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a fund managed by the same BlueBay portfolio management team that would manage the Absolute Return Portfolio using similar investment strategies (the “BlueBay Comparable Performance”). The Trustees considered the BlueBay Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, two- and three-year and since inception periods as of September 30, 2014. The Trustees also considered the BlueBay Comparable Performance against a pertinent benchmark and an applicable peer group for the previous three calendar years. Additionally, the Trustees considered the standard deviation, risk-adjusted returns and other performance metrics of the BlueBay Comparable Performance during certain periods.

The Trustees considered additional information about the historical performance of composites managed by BlueBay using similar investment strategies as those proposed for the Absolute Return Portfolio against a pertinent benchmark for the one- and three-year and since inception periods, as applicable, as of September 30, 2014. In addition, the Trustees considered the need for BlueBay to adhere to the Fund’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that BlueBay’s performance record with respect to similarly managed accounts was acceptable.

C. Advisory and Sub-Advisory Fees

PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the Absolute Return Portfolio. The Trustees reviewed the proposed advisory fee compared with the average fees of other funds in an applicable peer group. The Trustees considered that the proposed advisory fee was in line with industry averages for similar investment products based on the data presented to the Board. The Trustees also considered that PLFA agreed to an asset-based breakpoint schedule for the Fund, so that the Fund’s advisory fee as a percentage of the Fund’s net assets would decrease as the Fund becomes larger. The Trustees noted that the proposed breakpoint appears to offer potential savings to shareholders of the Fund as asset levels increase.

The Board concluded that the compensation payable to PLFA under the Absolute Return Advisory Agreement is fair and reasonable.

BlueBay. The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Sub-Adviser with regard to other accounts with substantially similar investment strategies as the Absolute Return Portfolio. The Trustees also considered that the proposed sub-advisory fees payable to BlueBay under the Sub-Advisory Agreement contain a breakpoint, and that the sub-advisory fees will be based on the combined net assets of the PF Absolute Return Fund of Pacific Funds Series Trust and the Absolute Return Portfolio. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by BlueBay for other similarly managed accounts, the Trustees noted that there were differences in the nature of the accounts. These differences explained differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and BlueBay, and that the Absolute Return Portfolio’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

The Board concluded that the compensation payable under the BlueBay Sub-Advisory Agreement and the Sub-Advisory Affiliate Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Absolute Return Portfolio and information regarding the anticipated projected profitability of the proposed Fund to PLFA. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Fund based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the overall financial soundness of PLFA.

The Trustees considered information regarding the costs to BlueBay of sub-advising the Absolute Return Portfolio and the projected profitability of the BlueBay Sub-Advisory Agreement to BlueBay, to the extent practicable based on the financial information provided by BlueBay. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and BlueBay with respect to the negotiation of Fund sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the BlueBay Sub-Advisory Agreement to BlueBay is an estimate.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Absolute Return Portfolio as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund. However, the Trustees considered that the advisory fee schedule for the Fund contains a breakpoint and that the net expense ratio for the Fund is competitive with peers.

The Board concluded that the Absolute Return Portfolio’s fee structure reflected in the Absolute Return Advisory Agreement, BlueBay Sub-Advisory Agreement and Sub-Advisory Affiliate Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and BlueBay concerning other benefits that may be received by PLFA and BlueBay and their affiliates as a result of their relationship with the Absolute Return Portfolio, including commissions that may be paid to broker-dealers affiliated with BlueBay and the anticipated use of soft-dollars by BlueBay. In this regard, the Trustees noted that BlueBay represented that it does not anticipate utilizing an affiliated broker-dealer and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. With respect to PLFA, the Trustees considered that the potential benefits that may be derived by PLFA from its relationship with the Fund could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Trustees also considered benefits that may be derived by affiliates of PLFA, including Pacific Life. The Trustees also considered potential benefits to be derived by BlueBay and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Absolute Return Advisory Agreement, BlueBay Sub-Advisory Agreement and Sub-Advisory Affiliate Agreement are in the best interests of the Absolute Return Portfolio and its shareholders; and (ii) the compensation payable under the Absolute Return Advisory Agreement, BlueBay Sub-Advisory Agreement and Sub-Advisory Affiliate Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Equity Long/Short Portfolio

At an in-person meeting on December 9-10, 2014, the Board, including all of the Independent Trustees, approved the establishment and designation of a newly-organized Fund of the Trust, the Equity Long/Short Portfolio, effective on or about May 1, 2015. In connection with this approval, the Board also approved, effective on or about May 1, 2015, the Advisory Agreement with PLFA (the “Equity Long/Short Advisory Agreement”) and the Sub-Advisory Agreement with AQR Capital Management, LLC (“AQR”) (the “AQR Sub-Advisory Agreement”).

In evaluating the Equity Long/Short Advisory Agreement and AQR Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

Fund Oversight and Supervision – PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of Sub-Advisers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs them about matters relevant to the Trust, its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Equity Long/Short Portfolio in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered PLFA’s ability to provide an appropriate level of support and resources to the Fund, and that PLFA has sufficiently qualified personnel to provide the appropriate investment management, compliance and monitoring services required for the Fund. The Trustees based this review on information and materials provided

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

to them throughout the year by PLFA. The Trustees considered PLFA’s continued development and use of analytical tools for assessing fund performance and the performance of Sub-Advisers, conducting an attribution analysis on performance and reporting on performance to the Trustees. The Trustees noted that PLFA uses these tools to monitor and identify underperformance relative to applicable benchmarks or peer groups, and then conducts various analyses to try to assess the sources of and reasons for underperformance. The Trustees noted that PLFA has developed processes to oversee and monitor a Sub-Adviser’s execution of investment strategies. The Trustees noted that PLFA provides the Board with analysis of this data over rolling periods to assist the Board in identifying trends in fund performance and other areas, and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance.

The Trustees also noted that PLFA conducts periodic due diligence on Sub-Advisers involving on-site visits, in-person meetings and telephonic meetings to gather information that PLFA uses to attempt to gain an in-depth understanding of a Sub-Adviser’s investment process and to seek to identify issues that may be relevant to a Sub-Adviser’s services to a fund or a fund’s performance. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and amount of attention expected to be given to the Equity Long/Short Portfolio by PLFA’s management and staff.

The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services that would be provided by PLFA to the Equity Long/Short Portfolio, including assistance with performance evaluation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of the services of other service providers to the Trust.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Equity Long/Short Portfolio under the Equity Long/Short Advisory Agreement.

AQR. The Trustees considered the benefits to shareholders of retaining AQR as sub-adviser to the Equity Long/Short Portfolio, particularly in light of the nature, extent, and quality of the services expected to be provided by AQR. In this regard, the Trustees considered various materials relating to the proposed Sub-Adviser, including copies of the proposed AQR Sub-Advisory Agreement; copies of AQR’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the AQR Sub-Advisory Agreement, AQR would be responsible for providing the investment management services for the Equity Long/Short Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of AQR, including the background and experience of AQR’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s CCO had reviewed the written compliance policies and procedures of AQR, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the AQR Sub-Advisory Agreement.

In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to AQR and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by AQR.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Equity Long/Short Portfolio by PLFA under the Equity Long/Short Advisory Agreement and AQR under the AQR Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a long/short equity strategy and PLFA’s identification of AQR to serve as sub-adviser with regard to the Equity Long/Short Portfolio’s day-to-day investment activities. Because this consideration related to a newly-organized fund, no actual performance record for the Fund was available. However, the Trustees considered the investment process and techniques to be used by AQR for the Fund and AQR’s experience managing long/short equity strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the AQR Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a fund managed by the same AQR portfolio management team that would manage the Equity Long/Short Portfolio using similar investment strategies (the “AQR Comparable Performance”). The Trustees noted that the AQR Comparable Performance reflected actual performance for the fund since July 2013 and that periods prior to that date reflected simulated performance for a portion of the fund’s strategy. The Trustees considered the AQR Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, three-, five- and ten-year periods as of September 30, 2014. The Trustees also considered the AQR Comparable Performance against a pertinent benchmark and an applicable peer group for the previous nine calendar years. Additionally, the Trustees considered the standard deviation, risk-adjusted returns and other performance metrics of the AQR Comparable Performance during certain periods.

The Trustees considered additional information about the historical performance of a fund managed by AQR using similar investment strategies as those proposed for the Equity Long/Short Portfolio against a custom benchmark for the one-year and since inception periods as of September 30, 2014. Additionally, the Trustees considered performance information presented by PLFA for another potential manager of the Fund. In addition, the Trustees considered the need for AQR to adhere to the Fund’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that AQR’s performance record with respect to similarly managed accounts was acceptable.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

C. Advisory and Sub-Advisory Fees

PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the Equity Long/Short Portfolio. The Trustees reviewed the proposed advisory fee compared with the average fees of other funds in an applicable peer group. The Trustees also noted that the Fund would be subject to a contractual fee waiver agreed to by PLFA. The Trustees considered that the proposed advisory fee was in line with industry averages for similar investment products based on the data presented to the Board. The Trustees also considered that PLFA agreed to an asset-based breakpoint schedule for the Fund, so that the Fund’s advisory fee as a percentage of the Fund’s net assets would decrease as the Fund becomes larger. The Trustees noted that the proposed breakpoint appears to offer potential savings to shareholders of the Fund as asset levels increase.

The Board concluded that the compensation payable to PLFA under the Equity Long/Short Advisory Agreement is fair and reasonable.

AQR. The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Sub-Adviser with regard to another fund with substantially similar investment strategies as the Equity Long/Short Portfolio. The Trustees also considered that the proposed sub-advisory fees payable to AQR under the Sub-Advisory Agreement contain a breakpoint, and that the sub-advisory fees will be based on the combined net assets of the PF Equity Long/Short Fund of Pacific Funds Series Trust and the Equity Long/Short Portfolio. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by AQR for the other similarly-managed fund, the Trustees noted that there were differences in the nature of the accounts. These differences explained differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and AQR, and that the Equity Long/Short Portfolio’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund.

The Board concluded that the compensation payable under the AQR Sub-Advisory Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Equity Long/Short Portfolio and information regarding the anticipated projected profitability of the proposed Fund to PLFA. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Fund based on the projected assets, income and expenses of PLFA in its relationship with the Fund. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Fund. The Trustees also considered the overall financial soundness of PLFA.

The Trustees considered information regarding the costs to AQR of sub-advising the Equity Long/Short Portfolio and the projected profitability of the AQR Sub-Advisory Agreement to AQR, to the extent practicable based on the financial information provided by AQR. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and AQR with respect to the negotiation of Fund sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the AQR Sub-Advisory Agreement to AQR is an estimate.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Equity Long/Short Portfolio as assets grow. Because the Fund has no operating history and no assets, no economies of scale exist at this time with respect to the Fund. However, the Trustees considered that the advisory fee schedule for the Fund contains a breakpoint and that there would be an advisory fee waiver agreement in place for the Fund through April 30, 2016.

The Board concluded that the Equity Long/Short Portfolio’s fee structure reflected in the Equity Long/Short Advisory Agreement and AQR Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and AQR concerning other benefits that may be received by PLFA and AQR and their affiliates as a result of their relationship with the Equity Long/Short Portfolio, including commissions that may be paid to broker-dealers affiliated with AQR and the anticipated use of soft-dollars by AQR. In this regard, the Trustees noted that AQR represented that it does not anticipate utilizing an affiliated broker-dealer and that it does not anticipate using soft dollar credits generated by Fund commissions to pay for research services. With respect to PLFA, the Trustees considered that the potential benefits that may be derived by PLFA from its relationship with the Fund could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Trustees also considered benefits that may be derived by affiliates of PLFA, including Pacific Life. The Trustees also considered potential benefits to be derived by AQR and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Equity Long/Short Advisory Agreement and AQR Sub-Advisory Agreement are in the best interests of the Equity Long/Short Portfolio and its shareholders; and (ii) the compensation payable under the Equity Long/Short Advisory Agreement and AQR Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

III. Board Consideration of the New Sub-Advisory Agreement for the Mid-Cap Value Portfolio

The Board approved a change in sub-adviser and a new sub-advisory agreement with respect to the Mid-Cap Value Portfolio, effective April 28, 2015. Under the 1940 Act, a change in sub-adviser generally requires shareholder approval of a new sub-advisory agreement; however, pursuant to an exemptive order issued to Pacific Life by the Securities and Exchange Commission on October 13, 1999 and relied upon by the Trust and PLFA, PLFA and the Trust can hire, terminate, and replace, as applicable, sub-advisers and enter into new sub-advisory

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

agreements (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the requirements of the exemptive order.

At an in-person meeting on March 25, 2015, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective on or about May 1, 2015, a new Sub-Advisory Agreement with Robeco Investment Management, Inc., doing business as Boston Partners (“Boston Partners”), with respect to the Mid-Cap Value Portfolio (the “Boston Partners Sub-Advisory Agreement”) and appointed Boston Partners as the new sub-adviser for the Fund. Also at the March 25, 2015 meeting, the Board terminated the sub-advisory agreement for the Fund with the prior sub-adviser upon the effectiveness of the Boston Partners Sub-Advisory Agreement. Boston Partners’ appointment as the sub-adviser and the Board’s approval of the Boston Partners Sub-Advisory Agreement were made in accordance with the requirements of the exemptive order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings were sold and new investments were purchased in accordance with recommendations by Boston Partners. PLFA and/or the Trust retained a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointment of Boston Partners as a sub-adviser, the Board first reviewed with PLFA its rationale for recommending a change in sub-adviser for the Mid-Cap Value Portfolio. The Board, including the Independent Trustees, then considered, among other things, the factors described below in evaluating PLFA’s recommendation that Boston Partners be appointed as the new sub-adviser for the Fund and in evaluating the proposed Boston Partners Sub-Advisory Agreement. Additionally, the Board considered the various screening processes that PLFA utilizes in reaching a recommendation for a new sub-adviser, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of Boston Partners and PLFA’s analysis in reaching its conclusion to recommend Boston Partners as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate. Prior to making a decision, the Trustees also considered the report of the PLFA Conflicts Review Committee.

In evaluating the Boston Partners Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Boston Partners as the new sub-adviser to the Mid-Cap Value Portfolio, particularly in light of the nature, extent, and quality of the services expected to be provided by Boston Partners. In this regard, the Trustees considered various materials relating to Boston Partners, including copies of the proposed Boston Partners Sub-Advisory Agreement; copies of Boston Partners’ Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the Boston Partners Sub-Advisory Agreement, Boston Partners would be responsible for providing the investment management services for the Mid-Cap Value Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of Boston Partners, including the background and experience of Boston Partners’ management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s CCO had reviewed the written compliance policies and procedures of Boston Partners. The Trustees also considered the CCO’s assessment of Boston Partners’ compliance program required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the Boston Partners Sub-Advisory Agreement.

The Trustees took note of the due diligence PLFA conducted with respect to Boston Partners and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Boston Partners.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Mid-Cap Value Portfolio by Boston Partners under the Boston Partners Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a mid-cap value strategy and PLFA’s identification of Boston Partners to serve as sub-adviser with regard to the Mid-Cap Value Portfolio’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related Boston Partners Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of an account managed by the same Boston Partners portfolio manager that would manage the Mid-Cap Value Portfolio using similar investment strategies (the “Boston Partners Comparable Performance”). The Trustees considered the Boston Partners Comparable Performance against a pertinent benchmark and against the applicable peer group for the one-, three-, five- and ten-year periods as of December 31, 2014. The Trustees also considered the Boston Partners Comparable Performance against a pertinent benchmark and an applicable peer group for each of the previous ten calendar years. Additionally, the Trustees considered the weighted average market capitalization, standard deviation, risk-adjusted returns and other performance metrics of the Boston Partners Comparable Performance during certain periods.

The Trustees considered additional information about the historical performance of a composite and other funds managed by Boston Partners using similar investment strategies as those proposed for the Mid-Cap Value Portfolio against a pertinent benchmark for the one-,

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

three-, five- and ten-year and since inception periods, as applicable, as of December 31, 2014. Additionally, the Trustees considered performance information presented by PLFA for another potential manager of the Fund. In addition, the Trustees considered the need for Boston Partners to adhere to the Fund’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that Boston Partners’ performance record with respect to similarly managed accounts was acceptable.

C. Advisory and Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of Boston Partners with regard to other accounts with substantially similar investment strategies as the Mid-Cap Value Portfolio. The Trustees also considered that the proposed sub-advisory fee schedule under the Sub-Advisory Agreement contains breakpoints, is the same as the sub-advisory fee schedule for the current sub-adviser, and will be based on the combined net assets of the PF Mid-Cap Value Fund of Pacific Funds Series Trust, which is expected to launch in August 2015, and the Mid-Cap Value Portfolio. The Trustees also considered that the advisory fee schedule would remain unchanged. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by Boston Partners for the other similarly-managed accounts, the Trustees noted that there were differences in the nature of the Fund and those accounts, the services provided to each and the competitive landscape surrounding each that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Boston Partners, and that the Mid-Cap Value Portfolio’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. Additionally, the Trustees considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the Boston Partners Sub-Advisory Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the costs to Boston Partners of sub-advising the Mid-Cap Value Portfolio and the projected profitability of the Boston Partners Sub-Advisory Agreement to Boston Partners, to the extent practicable based on the financial information provided by Boston Partners. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and Boston Partners with respect to the negotiation of Fund sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the Boston Partners Sub-Advisory Agreement to Boston Partners is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for Boston Partners at this time was of limited utility.

The Board concluded that the Mid-Cap Value Portfolio’s fee structure reflected in the Boston Partners Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and Boston Partners concerning other benefits that may be received by Boston Partners and its affiliates as a result of their relationship with the Mid-Cap Value Portfolio, including commissions that may be paid to broker-dealers affiliated with Boston Partners and the anticipated use of soft-dollars by Boston Partners. In this regard, the Trustees noted that Boston Partners represented that it does not anticipate utilizing an affiliated broker-dealer and that it anticipates using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by Boston Partners from its relationship with the Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Boston Partners Sub-Advisory Agreement is in the best interests of the Mid-Cap Value Portfolio and its shareholders; and (ii) the compensation payable under the Boston Partners Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www. sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at https://www.pacificlife.com/pacificselectfund.html. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Trust’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is described in the Trust’s SAI.

Availability of a Complete Schedule of Investments

The Trust’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain portfolios. A complete schedule for each summary SOI presented is available as noted below.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), the Pacific Dynamix Underlying Portfolios annual and semi-annual reports, the Master Funds documents, and complete Schedules of Investments are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificselectfund.html

•	On the SEC’ website at http://www. sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Pacific Life’s Annuity Registered Representative: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-800-7681

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

7 a.m. through 5 p.m. Pacific Time

Pacific Life Insurance Company/

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Report as of June 30, 2015

• Pacific Select Fund

Form Nos.	15-20803-18
357-15A

Pacific Dynamix Underlying Portfolios

Semi-Annual Report

As of June 30, 2015

TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedules of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-3
Statements of Changes in Net Assets	B-5
Financial Highlights	B-6
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Where to Go for More Information	D-2

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.2%

Consumer Discretionary - 4.0%

Amazon.com Inc 1.200% due 11/29/17	$200,000	$199,399
AutoZone Inc 1.300% due 01/13/17	150,000	150,287
Comcast Corp 5.875% due 02/15/18	200,000	221,918
6.300% due 11/15/17	350,000	389,662
6.500% due 01/15/17	300,000	324,538
DIRECTV Holdings LLC 1.750% due 01/15/18	250,000	249,142
2.400% due 03/15/17	200,000	202,699
Hyatt Hotels Corp 3.875% due 08/15/16	100,000	102,726
Johnson Controls Inc 1.400% due 11/02/17	320,000	318,887
Lowe’s Cos Inc 1.625% due 04/15/17	250,000	252,730
Macy’s Retail Holdings Inc 5.900% due 12/01/16	200,000	213,139
Mattel Inc 2.500% due 11/01/16	100,000	101,603
McDonald’s Corp 5.350% due 03/01/18	300,000	328,937
5.800% due 10/15/17	200,000	219,288
Starbucks Corp 0.875% due 12/05/16	150,000	150,142
Target Corp 5.375% due 05/01/17	200,000	215,899
5.875% due 07/15/16	150,000	158,057
6.000% due 01/15/18	200,000	222,509
The Walt Disney Co 0.875% due 05/30/17	250,000	249,306
1.100% due 12/01/17	200,000	199,916
1.125% due 02/15/17	500,000	502,530
Thomson Reuters Corp (Canada) 1.650% due 09/29/17	200,000	200,009
Time Warner Cable Inc 5.850% due 05/01/17	350,000	373,865
Time Warner Inc 5.875% due 11/15/16	350,000	371,956
Viacom Inc 3.500% due 04/01/17	450,000	464,891
Whirlpool Corp 1.350% due 03/01/17	150,000	150,483
Wyndham Worldwide Corp 2.950% due 03/01/17	26,000	26,399

		6,560,917

Consumer Staples - 6.8%

Anheuser-Busch InBev Finance Inc (Belgium) 1.125% due 01/27/17	100,000	100,289
1.250% due 01/17/18	500,000	498,268
Anheuser-Busch InBev Worldwide Inc (Belgium) 1.375% due 07/15/17	600,000	602,906
Archer-Daniels-Midland Co 5.450% due 03/15/18	200,000	220,315
Beam Suntory Inc (Japan) 1.875% due 05/15/17	200,000	201,836
Colgate-Palmolive Co 1.300% due 01/15/17	250,000	251,938
ConAgra Foods Inc 1.900% due 01/25/18	450,000	443,364
Costco Wholesale Corp 1.125% due 12/15/17	469,000	467,845

	Principal Amount	Value
CVS Health Corp 1.200% due 12/05/16	$350,000	$350,574
5.750% due 06/01/17	250,000	270,259
Diageo Capital PLC (United Kingdom) 1.125% due 04/29/18	200,000	197,506
1.500% due 05/11/17	250,000	250,237
5.750% due 10/23/17	250,000	272,901
General Mills Inc 1.400% due 10/20/17	350,000	349,584
Kellogg Co 3.250% due 05/21/18	300,000	310,680
Kimberly-Clark Corp 6.125% due 08/01/17	200,000	220,038
Kraft Foods Group Inc 2.250% due 06/05/17	200,000	202,793
Mondelez International Inc 6.125% due 02/01/18	300,000	333,475
PepsiCo Inc 0.950% due 02/22/17	100,000	100,004
1.250% due 08/13/17	350,000	350,632
5.000% due 06/01/18	350,000	383,620
Philip Morris International Inc 1.125% due 08/21/17	200,000	199,675
5.650% due 05/16/18	600,000	666,437
Reynolds American Inc 2.300% due 06/12/18	220,000	221,809
6.750% due 06/15/17	150,000	163,964
RJ Reynolds Tobacco Co 2.300% due 08/21/17	150,000	150,580
3.500% due 08/04/16	100,000	102,262
Sysco Corp 1.450% due 10/02/17	110,000	111,100
The Clorox Co 5.950% due 10/15/17	150,000	165,057
The Coca-Cola Co 1.150% due 04/01/18	200,000	198,930
1.650% due 03/14/18	200,000	201,924
1.800% due 09/01/16	350,000	354,259
The Hershey Co 1.500% due 11/01/16	150,000	151,608
The JM Smucker Co 1.750% due 03/15/18 ~	200,000	199,895
The Kroger Co 2.200% due 01/15/17	200,000	202,843
The Procter & Gamble Co 1.450% due 08/15/16	400,000	403,079
Wal-Mart Stores Inc 1.000% due 04/21/17	100,000	100,448
1.125% due 04/11/18	450,000	448,235
5.800% due 02/15/18	200,000	223,308
Walgreen Co 1.800% due 09/15/17	250,000	251,084
Walgreens Boots Alliance Inc 1.750% due 11/17/17	150,000	150,649

		11,046,210

Energy - 7.6%

Anadarko Petroleum Corp 5.950% due 09/15/16	350,000	369,035
6.375% due 09/15/17	400,000	439,072
Apache Corp 1.750% due 04/15/17	150,000	150,660
Boardwalk Pipelines LP 5.500% due 02/01/17	200,000	207,425
BP Capital Markets PLC (United Kingdom) 1.375% due 11/06/17	300,000	299,843
1.375% due 05/10/18	200,000	198,892
1.674% due 02/13/18	400,000	401,363
1.846% due 05/05/17	200,000	202,213
Cameron International Corp 1.400% due 06/15/17	100,000	99,379

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-1

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Canadian Natural Resources Ltd (Canada) 1.750% due 01/15/18	$150,000	$149,009
5.700% due 05/15/17	250,000	269,086
Chevron Corp 1.104% due 12/05/17	500,000	497,942
1.345% due 11/15/17	200,000	200,846
1.365% due 03/02/18	300,000	299,416
1.718% due 06/24/18	250,000	251,394
ConocoPhillips Canada Funding Co I 5.625% due 10/15/16	250,000	264,484
ConocoPhillips Co 1.050% due 12/15/17	200,000	198,527
1.500% due 05/15/18	200,000	199,833
Enbridge Energy Partners LP 5.875% due 12/15/16	200,000	211,345
Enbridge Inc (Canada) 5.600% due 04/01/17	100,000	106,415
Energy Transfer Partners LP 2.500% due 06/15/18	250,000	250,390
6.125% due 02/15/17	200,000	213,993
Enterprise Products Operating LLC 1.650% due 05/07/18	150,000	149,876
6.300% due 09/15/17	250,000	275,501
8.375% due 08/01/66 §	250,000	262,500
Exxon Mobil Corp 0.921% due 03/15/17	400,000	400,223
1.305% due 03/06/18	400,000	399,584
Halliburton Co 1.000% due 08/01/16	150,000	149,956
Hess Corp 1.300% due 06/15/17	67,000	66,677
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	450,000	491,821
Kinder Morgan Inc 2.000% due 12/01/17	360,000	358,508
Marathon Oil Corp 6.000% due 10/01/17	150,000	164,027
Nabors Industries Inc 2.350% due 09/15/16	150,000	150,468
Occidental Petroleum Corp 1.500% due 02/15/18	250,000	249,111
1.750% due 02/15/17	200,000	201,834
ONEOK Partners LP 2.000% due 10/01/17	200,000	200,492
Phillips 66 2.950% due 05/01/17	300,000	308,088
Pioneer Natural Resources Co 6.650% due 03/15/17	200,000	216,345
Shell International Finance BV (Netherlands) 0.900% due 11/15/16	200,000	200,465
1.125% due 08/21/17	300,000	299,731
Southwestern Energy Co 3.300% due 01/23/18	250,000	256,400
Suncor Energy Inc (Canada) 6.100% due 06/01/18	350,000	390,006
Total Capital Canada Ltd (France) 1.450% due 01/15/18	250,000	250,294
Total Capital International SA (France) 1.500% due 02/17/17	350,000	352,948
1.550% due 06/28/17	300,000	302,883
TransCanada PipeLines Ltd (Canada) 6.350% due 05/15/67 §	200,000	190,500
Valero Energy Corp 6.125% due 06/15/17	200,000	217,447
Weatherford International LLC 6.350% due 06/15/17	200,000	214,255
Williams Partners LP 7.250% due 02/01/17	200,000	216,765

		12,417,267

	Principal Amount	Value
Financials - 50.5%

Abbey National Treasury Services PLC (Spain) 1.375% due 03/13/17	$400,000	$400,947
1.650% due 09/29/17	100,000	100,365
Aflac Inc 2.650% due 02/15/17	250,000	255,916
American Express Centurion Bank 6.000% due 09/13/17	600,000	656,034
American Express Co 7.000% due 03/19/18	350,000	396,998
American Express Credit Corp 1.125% due 06/05/17	450,000	448,366
1.300% due 07/29/16	250,000	250,814
1.550% due 09/22/17	305,000	306,041
2.375% due 03/24/17	750,000	765,557
American Honda Finance Corp (Japan) 1.125% due 10/07/16	200,000	200,590
1.200% due 07/14/17	150,000	150,142
1.500% due 03/13/18	48,000	48,000
1.550% due 12/11/17	400,000	401,450
American International Group Inc 5.850% due 01/16/18	450,000	496,192
American Tower Corp REIT 4.500% due 01/15/18	300,000	317,503
Australia & New Zealand Banking Group Ltd (Australia) 1.250% due 01/10/17	150,000	150,445
1.250% due 06/13/17	200,000	200,372
1.500% due 01/16/18	250,000	249,878
AvalonBay Communities Inc REIT 5.700% due 03/15/17	200,000	214,652
Bank of America Corp 1.700% due 08/25/17	450,000	451,149
1.950% due 05/12/18	400,000	399,999
2.000% due 01/11/18	1,200,000	1,204,115
3.875% due 03/22/17	250,000	259,993
5.750% due 08/15/16	1,500,000	1,571,019
5.750% due 12/01/17	300,000	326,940
6.400% due 08/28/17	500,000	548,409
6.875% due 04/25/18	650,000	734,410
Bank of America NA 1.125% due 11/14/16	600,000	600,218
1.250% due 02/14/17	1,500,000	1,499,101
1.650% due 03/26/18	250,000	249,603
1.750% due 06/05/18	300,000	299,323
Bank of Montreal (Canada) 1.300% due 07/15/16	400,000	402,266
1.300% due 07/14/17	250,000	250,136
1.400% due 04/10/18	250,000	248,253
2.500% due 01/11/17	250,000	255,658
Barclays Bank PLC (United Kingdom) 5.000% due 09/22/16	400,000	418,672
Barclays PLC (United Kingdom) 2.000% due 03/16/18	200,000	199,811
BB&T Corp 1.600% due 08/15/17	250,000	251,304
Berkshire Hathaway Finance Corp 0.950% due 08/15/16	750,000	751,633
1.600% due 05/15/17	400,000	404,276
5.400% due 05/15/18	250,000	277,251
BlackRock Inc 6.250% due 09/15/17	200,000	221,517
BNP Paribas SA (France) 1.375% due 03/17/17	150,000	149,863
2.375% due 09/14/17	500,000	507,674
BPCE SA (France) 1.625% due 02/10/17	250,000	252,362

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-2

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Branch Banking & Trust Co 1.000% due 04/03/17	$500,000	$498,855
1.350% due 10/01/17	250,000	249,819
Canadian Imperial Bank of Commerce (Canada) 1.350% due 07/18/16	200,000	201,206
Capital One Bank USA NA 1.200% due 02/13/17	300,000	298,564
Capital One Financial Corp 3.150% due 07/15/16	500,000	509,494
Capital One NA 1.500% due 09/05/17	300,000	298,080
1.650% due 02/05/18	250,000	248,590
Caterpillar Financial Services Corp 1.000% due 03/03/17	500,000	500,223
1.250% due 08/18/17	200,000	200,343
1.250% due 11/06/17	400,000	400,204
2.050% due 08/01/16	350,000	354,658
Citigroup Inc 1.300% due 11/15/16	1,000,000	999,491
1.350% due 03/10/17	250,000	249,843
1.550% due 08/14/17	300,000	299,580
1.750% due 05/01/18	550,000	547,595
1.800% due 02/05/18	450,000	448,985
1.850% due 11/24/17	1,000,000	1,002,839
4.450% due 01/10/17	300,000	313,507
5.500% due 02/15/17	500,000	531,356
Citizens Bank NA 1.600% due 12/04/17	250,000	249,689
CNA Financial Corp 6.500% due 08/15/16	100,000	105,791
Comerica Bank 5.750% due 11/21/16	250,000	266,552
Commonwealth Bank of Australia (Australia) 1.125% due 03/13/17	400,000	400,415
1.400% due 09/08/17	350,000	351,326
Compass Bank (Spain) 1.850% due 09/29/17	250,000	249,793
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 1.700% due 03/19/18	250,000	250,659
3.375% due 01/19/17	500,000	516,171
Credit Suisse (Switzerland) 1.375% due 05/26/17	750,000	749,542
1.700% due 04/27/18	300,000	298,855
1.750% due 01/29/18	600,000	597,611
Deutsche Bank AG (Germany) 1.350% due 05/30/17	350,000	347,766
1.400% due 02/13/17	250,000	249,319
1.875% due 02/13/18	350,000	348,984
6.000% due 09/01/17	400,000	435,373
Discover Bank 2.000% due 02/21/18	250,000	249,428
ERP Operating LP REIT 5.375% due 08/01/16	150,000	156,835
5.750% due 06/15/17	150,000	162,254
Essex Portfolio LP REIT 5.500% due 03/15/17	232,000	246,928
Fifth Third Bank 1.350% due 06/01/17	450,000	448,713
Ford Motor Credit Co LLC 1.684% due 09/08/17	300,000	299,242
1.724% due 12/06/17	350,000	348,323
2.145% due 01/09/18	650,000	652,775
2.375% due 01/16/18	250,000	252,363
3.000% due 06/12/17	350,000	358,127
5.000% due 05/15/18	200,000	215,053
8.000% due 12/15/16	500,000	545,021

	Principal Amount	Value
General Electric Capital Corp 1.250% due 05/15/17	$650,000	$651,617
1.600% due 11/20/17	350,000	352,220
1.625% due 04/02/18	250,000	250,702
2.300% due 04/27/17	350,000	356,879
2.450% due 03/15/17	1,000,000	1,023,568
3.350% due 10/17/16	900,000	928,499
5.625% due 09/15/17	400,000	435,546
5.625% due 05/01/18	250,000	276,678
General Motors Financial Co Inc 2.400% due 04/10/18	550,000	551,458
4.750% due 08/15/17	160,000	168,976
HCP Inc REIT 5.625% due 05/01/17	350,000	374,189
Health Care REIT Inc 2.250% due 03/15/18	250,000	251,891
HSBC USA Inc (United Kingdom) 1.500% due 11/13/17	200,000	199,596
1.625% due 01/16/18	350,000	350,132
1.700% due 03/05/18	300,000	299,145
Intesa Sanpaolo SPA (Italy) 2.375% due 01/13/17	250,000	251,293
3.875% due 01/16/18	300,000	309,746
JPMorgan Chase & Co 1.350% due 02/15/17	1,000,000	1,000,986
1.700% due 03/01/18	1,910,000	1,904,828
1.800% due 01/25/18	200,000	200,598
2.000% due 08/15/17	500,000	505,145
3.150% due 07/05/16	850,000	867,273
6.000% due 01/15/18	800,000	881,118
JPMorgan Chase Bank NA 6.000% due 10/01/17	300,000	327,155
KeyBank NA 1.650% due 02/01/18	250,000	250,158
1.700% due 06/01/18	250,000	249,966
Lloyds Bank PLC (United Kingdom) 1.750% due 03/16/18	200,000	200,052
1.750% due 05/14/18	300,000	299,751
Manufacturers & Traders Trust Co 1.400% due 07/25/17	250,000	249,684
5.629% due 12/01/21 §	250,000	258,465
McGraw Hill Financial Inc 5.900% due 11/15/17	100,000	109,273
MetLife Inc 1.756% due 12/15/17	200,000	201,743
Morgan Stanley 1.875% due 01/05/18	500,000	501,280
2.125% due 04/25/18	550,000	553,660
4.750% due 03/22/17	300,000	316,521
5.550% due 04/27/17	1,000,000	1,071,821
6.250% due 08/28/17	150,000	164,418
6.625% due 04/01/18	750,000	841,461
MUFG Americas Holdings Corp (Japan) 1.625% due 02/09/18	150,000	149,452
MUFG Capital Financial 1 Ltd (Japan) 6.346% § ±	400,000	419,800
National Australia Bank Ltd (Australia) 2.750% due 03/09/17	250,000	257,121
National Rural Utilities Cooperative Finance Corp 1.100% due 01/27/17	350,000	350,742
Nomura Holdings Inc (Japan) 2.000% due 09/13/16	400,000	402,995
NYSE Holdings LLC 2.000% due 10/05/17	200,000	202,435
ORIX Corp (Japan) 3.750% due 03/09/17	300,000	311,632
PACCAR Financial Corp 1.400% due 05/18/18	350,000	349,414
1.450% due 03/09/18	100,000	99,922

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-3

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
PNC Bank NA 1.125% due 01/27/17	$250,000	$250,047
1.150% due 11/01/16	700,000	700,964
1.500% due 02/23/18	250,000	249,167
1.600% due 06/01/18	250,000	249,578
PNC Funding Corp 2.700% due 09/19/16	200,000	203,488
5.625% due 02/01/17	242,000	257,245
Prudential Financial Inc 6.000% due 12/01/17	200,000	220,769
Regions Financial Corp 2.000% due 05/15/18	300,000	299,850
Royal Bank of Canada (Canada) 1.200% due 01/23/17	400,000	401,731
1.250% due 06/16/17	700,000	701,575
1.400% due 10/13/17	150,000	150,459
2.300% due 07/20/16	200,000	203,365
Royal Bank of Scotland Group PLC (United Kingdom) 1.875% due 03/31/17	150,000	149,281
Santander Bank NA (Spain) 2.000% due 01/12/18	300,000	300,002
Simon Property Group LP REIT 2.150% due 09/15/17	200,000	203,592
2.800% due 01/30/17	300,000	307,091
Societe Generale SA (France) 2.750% due 10/12/17	300,000	307,603
Sumitomo Mitsui Banking Corp (Japan) 1.300% due 01/10/17	250,000	250,270
1.350% due 07/11/17	250,000	250,012
1.500% due 01/18/18	400,000	399,211
SunTrust Bank 1.350% due 02/15/17	200,000	199,928
SunTrust Banks Inc 3.500% due 01/20/17	200,000	206,009
Svenska Handelsbanken AB (Sweden) 2.875% due 04/04/17	500,000	514,901
Synchrony Financial 1.875% due 08/15/17	135,000	134,992
The Allstate Corp 6.125% due 05/15/67 §	200,000	208,500
The Bank of New York Mellon Corp 1.969% due 06/20/17 §	200,000	203,070
2.300% due 07/28/16	500,000	508,949
The Bank of Nova Scotia (Canada) 1.250% due 04/11/17	500,000	501,195
1.300% due 07/21/17	150,000	150,082
1.375% due 07/15/16	500,000	503,277
1.375% due 12/18/17	300,000	298,974
The Charles Schwab Corp 1.500% due 03/10/18	200,000	200,178
The Chubb Corp 6.375% due 03/29/67 §	200,000	210,300
The Goldman Sachs Group Inc 2.375% due 01/22/18	550,000	558,314
5.625% due 01/15/17	1,000,000	1,059,184
5.950% due 01/18/18	350,000	384,715
6.150% due 04/01/18	600,000	667,064
6.250% due 09/01/17	900,000	985,423
The Hartford Financial Services Group Inc 5.375% due 03/15/17	150,000	159,442
The Huntington National Bank 1.375% due 04/24/17	250,000	249,147
The Progressive Corp 6.700% due 06/15/67 §	100,000	104,750
The Toronto-Dominion Bank (Canada) 1.400% due 04/30/18	250,000	249,520
1.625% due 03/13/18	150,000	150,828
2.375% due 10/19/16	500,000	509,551
2.500% due 07/14/16	500,000	508,612

	Principal Amount	Value
The Travelers Cos Inc 5.750% due 12/15/17	$200,000	$221,126
Toyota Motor Credit Corp (Japan) 1.125% due 05/16/17	250,000	250,586
1.250% due 10/05/17	200,000	200,541
1.450% due 01/12/18	400,000	400,348
1.750% due 05/22/17	100,000	101,396
2.050% due 01/12/17	550,000	558,774
UBS AG (Switzerland) 1.375% due 08/14/17	250,000	249,133
1.800% due 03/26/18	750,000	748,809
5.750% due 04/25/18	300,000	332,328
5.875% due 07/15/16	400,000	417,695
5.875% due 12/20/17	175,000	192,552
US Bancorp 1.650% due 05/15/17	250,000	253,043
2.200% due 11/15/16	500,000	508,601
US Bank NA 1.350% due 01/26/18	250,000	249,814
Ventas Realty LP REIT 1.250% due 04/17/17	150,000	149,676
1.550% due 09/26/16	300,000	301,168
Voya Financial Inc 2.900% due 02/15/18	200,000	205,271
Wachovia Corp 5.625% due 10/15/16	750,000	793,058
Wells Fargo & Co 1.150% due 06/02/17	350,000	349,161
1.250% due 07/20/16	150,000	150,647
1.400% due 09/08/17	300,000	300,718
1.500% due 01/16/18	1,000,000	998,031
2.100% due 05/08/17	500,000	508,545
5.625% due 12/11/17	350,000	384,615
Wells Fargo Bank NA 6.000% due 11/15/17	250,000	275,429
Westpac Banking Corp (Australia) 1.200% due 05/19/17	118,000	118,288
1.550% due 05/25/18	200,000	199,514
1.600% due 01/12/18	650,000	652,085
2.000% due 08/14/17	200,000	202,848
XLIT Ltd (Ireland) 6.500% § ±	250,000	214,533

		82,752,899

Health Care - 8.5%

AbbVie Inc 1.750% due 11/06/17	800,000	802,775
1.800% due 05/14/18	475,000	473,555
Actavis Funding SCS 1.300% due 06/15/17	150,000	149,036
2.350% due 03/12/18	850,000	855,068
Actavis Inc 1.875% due 10/01/17	200,000	200,314
Aetna Inc 1.500% due 11/15/17	250,000	250,711
AmerisourceBergen Corp 1.150% due 05/15/17	250,000	249,651
Amgen Inc 1.250% due 05/22/17	350,000	349,852
2.125% due 05/15/17	200,000	203,217
6.150% due 06/01/18	300,000	337,107
Anthem Inc 2.375% due 02/15/17	300,000	305,207
5.875% due 06/15/17	200,000	217,254
AstraZeneca PLC (United Kingdom) 5.900% due 09/15/17	350,000	384,608
Baxalta Inc 2.000% due 06/22/18 ~	100,000	99,886
Baxter International Inc 1.850% due 01/15/17	300,000	302,086

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-4

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Becton Dickinson & Co 1.450% due 05/15/17	$75,000	$74,968
1.750% due 11/08/16	100,000	100,806
1.800% due 12/15/17	250,000	250,132
Bristol-Myers Squibb Co 0.875% due 08/01/17	200,000	199,192
Cardinal Health Inc 1.950% due 06/15/18	200,000	200,372
Celgene Corp 1.900% due 08/15/17	250,000	252,680
Covidien International Finance SA 6.000% due 10/15/17	250,000	275,610
Eli Lilly & Co 1.250% due 03/01/18	85,000	84,757
5.200% due 03/15/17	200,000	213,996
Express Scripts Holding Co 1.250% due 06/02/17	85,000	84,629
2.650% due 02/15/17	500,000	509,093
Gilead Sciences Inc 3.050% due 12/01/16	150,000	154,328
GlaxoSmithKline Capital Inc (United Kingdom) 5.650% due 05/15/18	500,000	557,987
GlaxoSmithKline Capital PLC (United Kingdom) 1.500% due 05/08/17	400,000	402,848
Johnson & Johnson 0.700% due 11/28/16	250,000	250,580
1.125% due 11/21/17	200,000	200,011
McKesson Corp 1.292% due 03/10/17	400,000	399,530
Medco Health Solutions Inc 7.125% due 03/15/18	200,000	227,695
Medtronic Inc 1.500% due 03/15/18 ~	350,000	349,265
Merck & Co Inc 1.100% due 01/31/18	300,000	299,397
1.300% due 05/18/18	200,000	199,189
Mylan Inc 2.600% due 06/24/18	200,000	201,483
Perrigo Co PLC 1.300% due 11/08/16	200,000	199,198
Pfizer Inc 1.100% due 05/15/17	450,000	450,597
1.500% due 06/15/18	200,000	200,116
Sanofi (France) 1.250% due 04/10/18	250,000	249,123
Stryker Corp 2.000% due 09/30/16	200,000	202,179
Teva Pharmaceutical Finance Co BV (Israel) 2.400% due 11/10/16	400,000	406,527
Thermo Fisher Scientific Inc 2.250% due 08/15/16	350,000	353,615
UnitedHealth Group Inc 1.400% due 12/15/17	150,000	149,757
1.875% due 11/15/16	350,000	354,416
6.000% due 02/15/18	250,000	277,921
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	300,000	300,157
Zoetis Inc 1.875% due 02/01/18	150,000	149,496

		13,961,977

Industrials - 5.4%

3M Co 1.000% due 06/26/17	150,000	150,212
1.375% due 09/29/16	200,000	201,657
Air Lease Corp 5.625% due 04/01/17	350,000	371,875
Boeing Capital Corp 2.125% due 08/15/16	200,000	202,849

	Principal Amount	Value
Burlington Northern Santa Fe LLC 5.650% due 05/01/17	$150,000	$161,727
5.750% due 03/15/18	200,000	222,147
Canadian National Railway Co (Canada) 1.450% due 12/15/16	100,000	100,582
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	142,948	152,597
CSX Corp 6.250% due 03/15/18	300,000	336,264
Eaton Corp 1.500% due 11/02/17	400,000	399,247
GATX Corp 1.250% due 03/04/17	150,000	149,599
General Dynamics Corp 1.000% due 11/15/17	200,000	199,384
2.250% due 07/15/16	100,000	101,548
General Electric Co 5.250% due 12/06/17	600,000	653,682
Honeywell International Inc 5.300% due 03/15/17	150,000	160,906
Illinois Tool Works Inc 0.900% due 02/25/17	100,000	100,077
International Lease Finance Corp (Netherlands) 6.750% due 09/01/16 ~	250,000	263,438
John Deere Capital Corp 1.050% due 12/15/16	450,000	450,465
1.125% due 06/12/17	200,000	200,161
1.300% due 03/12/18	250,000	249,410
1.350% due 01/16/18	429,000	430,333
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	250,000	274,550
L-3 Communications Corp 1.500% due 05/28/17	60,000	59,607
3.950% due 11/15/16	100,000	103,277
Lockheed Martin Corp 2.125% due 09/15/16	150,000	152,226
Norfolk Southern Corp 7.700% due 05/15/17	200,000	222,384
Northrop Grumman Corp 1.750% due 06/01/18	200,000	199,831
Pentair Finance SA (United Kingdom) 1.875% due 09/15/17	200,000	200,824
Pitney Bowes Inc 5.750% due 09/15/17	200,000	216,031
Precision Castparts Corp 1.250% due 01/15/18	200,000	198,816
Ryder System Inc 2.500% due 03/01/17	150,000	152,750
3.500% due 06/01/17	200,000	208,050
Southwest Airlines Co 5.750% due 12/15/16	150,000	159,664
United Parcel Service Inc 1.125% due 10/01/17	250,000	250,592
United Technologies Corp 1.778% due 05/04/18 §	200,000	200,594
1.800% due 06/01/17	300,000	304,411
5.375% due 12/15/17	200,000	219,709
Waste Management Inc 2.600% due 09/01/16	30,000	30,532
6.100% due 03/15/18	200,000	223,312
Xylem Inc 3.550% due 09/20/16	200,000	205,210

		8,840,530

Information Technology - 6.3%

Alibaba Group Holding Ltd (China) 1.625% due 11/28/17 ~	200,000	200,010
Amphenol Corp 1.550% due 09/15/17	50,000	50,072

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-5

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Apple Inc 0.900% due 05/12/17	$400,000	$400,163
1.000% due 05/03/18	700,000	692,466
Baidu Inc (China) 2.250% due 11/28/17	200,000	201,265
Cisco Systems Inc 1.100% due 03/03/17	600,000	601,795
1.650% due 06/15/18	300,000	301,034
Computer Sciences Corp 6.500% due 03/15/18	200,000	220,967
Corning Inc 1.500% due 05/08/18	100,000	99,586
eBay Inc 1.350% due 07/15/17	200,000	199,671
EMC Corp 1.875% due 06/01/18	450,000	451,078
Fidelity National Information Services Inc 1.450% due 06/05/17	45,000	44,913
Harris Corp 1.999% due 04/27/18	110,000	109,698
Hewlett-Packard Co 2.600% due 09/15/17	500,000	509,227
3.000% due 09/15/16	500,000	510,260
Intel Corp 1.350% due 12/15/17	650,000	650,036
1.950% due 10/01/16	250,000	252,669
International Business Machines Corp 1.125% due 02/06/18	700,000	695,488
1.250% due 02/08/18	350,000	349,424
5.700% due 09/14/17	500,000	548,254
Intuit Inc 5.750% due 03/15/17	150,000	160,537
Jabil Circuit Inc 7.750% due 07/15/16	100,000	105,000
Microsoft Corp 0.875% due 11/15/17	200,000	199,591
Oracle Corp 1.200% due 10/15/17	500,000	500,081
5.750% due 04/15/18	400,000	444,990
QUALCOMM Inc 1.400% due 05/18/18	346,000	344,889
Symantec Corp 2.750% due 06/15/17	250,000	253,168
Texas Instruments Inc 1.000% due 05/01/18	250,000	246,973
The Western Union Co 5.930% due 10/01/16	250,000	262,534
Tyco Electronics Group SA (Switzerland) 6.550% due 10/01/17	200,000	221,996
Xerox Corp 6.350% due 05/15/18	200,000	222,926
6.750% due 02/01/17	200,000	215,494

		10,266,255

Materials - 2.3%

Air Products & Chemicals Inc 2.000% due 08/02/16	100,000	101,505
BHP Billiton Finance USA Ltd (Australia) 1.625% due 02/24/17	700,000	706,525
CF Industries Inc 6.875% due 05/01/18	200,000	225,185
Eastman Chemical Co 2.400% due 06/01/17	250,000	254,309
Ecolab Inc 1.550% due 01/12/18	100,000	99,584
3.000% due 12/08/16	300,000	307,086
EI du Pont de Nemours & Co 5.250% due 12/15/16	250,000	264,667

	Principal Amount	Value
Freeport-McMoRan Inc 2.150% due 03/01/17	$100,000	$100,173
2.300% due 11/14/17	150,000	149,733
2.375% due 03/15/18	250,000	248,126
Monsanto Co 1.150% due 06/30/17	200,000	198,860
Rio Tinto Finance USA PLC (United Kingdom) 1.625% due 08/21/17	250,000	250,187
Teck Resources Ltd (Canada) 3.150% due 01/15/17	150,000	151,693
The Dow Chemical Co 5.700% due 05/15/18	250,000	276,746
Vale Overseas Ltd (Brazil) 6.250% due 01/23/17	450,000	476,264

		3,810,643

Telecommunication Services - 3.6%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	550,000	557,628
AT&T Inc 1.400% due 12/01/17	600,000	596,301
1.700% due 06/01/17	200,000	200,793
2.400% due 08/15/16	500,000	506,973
5.500% due 02/01/18	300,000	327,906
5.600% due 05/15/18	146,000	160,786
British Telecommunications PLC (United Kingdom) 5.950% due 01/15/18	300,000	331,304
Nippon Telegraph & Telephone Corp (Japan) 1.400% due 07/18/17	200,000	200,309
Orange SA (France) 2.750% due 09/14/16	350,000	356,406
Telefonica Emisiones SAU (Spain) 3.192% due 04/27/18	250,000	256,853
6.221% due 07/03/17	200,000	217,458
Verizon Communications Inc 1.100% due 11/01/17	250,000	247,205
1.350% due 06/09/17	400,000	399,563
2.000% due 11/01/16	150,000	151,550
2.500% due 09/15/16	549,000	558,020
Vodafone Group PLC (United Kingdom) 1.250% due 09/26/17	200,000	197,839
1.500% due 02/19/18	500,000	491,640
1.625% due 03/20/17	200,000	199,254

		5,957,788

Utilities - 4.2%

Appalachian Power Co 5.000% due 06/01/17	150,000	159,553
Berkshire Hathaway Energy Co 1.100% due 05/15/17	200,000	199,166
5.750% due 04/01/18	200,000	221,334
CenterPoint Energy Inc 5.950% due 02/01/17	200,000	214,788
Commonwealth Edison Co 5.950% due 08/15/16	200,000	210,949
Consolidated Edison Co of New York Inc 5.300% due 12/01/16	200,000	210,750
Consumers Energy Co 5.150% due 02/15/17	200,000	212,486
Dominion Resources Inc 1.250% due 03/15/17	120,000	119,764
1.400% due 09/15/17	200,000	200,031
1.900% due 06/15/18	150,000	150,214
1.950% due 08/15/16	350,000	352,773
Duke Energy Carolinas LLC 1.750% due 12/15/16	150,000	151,863

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-6

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Duke Energy Corp 1.625% due 08/15/17	$550,000	$552,245
Edison International 3.750% due 09/15/17	150,000	157,447
Entergy Corp 4.700% due 01/15/17	150,000	156,142
Exelon Corp 1.550% due 06/09/17	150,000	150,248
Exelon Generation Co LLC 6.200% due 10/01/17	250,000	273,430
NextEra Energy Capital Holdings Inc 1.586% due 06/01/17	100,000	100,165
6.350% due 10/01/66 §	300,000	265,574
NiSource Finance Corp 6.400% due 03/15/18	175,000	196,153
NSTAR Electric Co 5.625% due 11/15/17	200,000	219,247
Ohio Power Co 6.050% due 05/01/18	250,000	278,418
Pacific Gas & Electric Co 5.625% due 11/30/17	200,000	218,388
PECO Energy Co 1.200% due 10/15/16	200,000	200,549
PSEG Power LLC 5.320% due 09/15/16	200,000	209,463
Sempra Energy 2.300% due 04/01/17	350,000	355,252
Southern California Edison Co 1.125% due 05/01/17	125,000	124,882
The Southern Co 1.300% due 08/15/17	250,000	249,701
1.950% due 09/01/16	250,000	252,886
TransAlta Corp (Canada) 1.900% due 06/03/17	63,000	62,703
WEC Energy Group Inc 6.250% due 05/15/67 §	150,000	140,250
Xcel Energy Inc 1.200% due 06/01/17	275,000	275,141

		6,841,955

Total Corporate Bonds & Notes (Cost $162,892,473)		162,456,441

	Shares	Value
SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

Federated Prime Obligations Fund	2,850,004	$2,850,004

Total Short-Term Investment (Cost $2,850,004)		2,850,004

TOTAL INVESTMENTS - 100.9% (Cost $165,742,477)		165,306,445

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(1,450,570)

NET ASSETS - 100.0%		$163,855,875

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	50.5%
Health Care	8.5%
Energy	7.6%
Consumer Staples	6.8%
Information Technology	6.3%
Industrials	5.4%
Utilities	4.2%
Consumer Discretionary	4.0%
Telecommunication Services	3.6%
Others (each less than 3.0%)	4.0%

	100.9%
Other Assets & Liabilities, Net	(0.9%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$162,456,441	$-	$162,456,441	$-
	Short-Term Investment	2,850,004	2,850,004	-	-

	Total	$165,306,445	$2,850,004	$162,456,441	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-7

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.6%

Consumer Discretionary - 1.8%

21st Century Fox America Inc
4.500% due 02/15/21	$100,000	$108,271
5.400% due 10/01/43	100,000	106,768
6.400% due 12/15/35	50,000	59,169
6.650% due 11/15/37	150,000	182,575
6.900% due 03/01/19	150,000	174,200
6.900% due 08/15/39	150,000	187,649
Amazon.com Inc 1.200% due 11/29/17	100,000	99,700
3.300% due 12/05/21	100,000	101,349
4.800% due 12/05/34	100,000	99,349
AutoZone Inc 2.500% due 04/15/21	20,000	19,602
4.000% due 11/15/20	50,000	53,129
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	9,762
Brinker International Inc 3.875% due 05/15/23	100,000	97,543
CBS Corp 2.300% due 08/15/19	150,000	148,277
5.900% due 10/15/40	50,000	52,206
7.875% due 07/30/30	100,000	130,104
Comcast Corp 3.375% due 08/15/25	65,000	64,176
3.600% due 03/01/24	200,000	201,992
4.250% due 01/15/33	250,000	244,199
4.400% due 08/15/35	77,000	76,374
4.600% due 08/15/45	77,000	76,235
5.700% due 07/01/19	100,000	113,691
5.875% due 02/15/18	200,000	221,918
6.450% due 03/15/37	100,000	123,447
6.950% due 08/15/37	200,000	259,746
Delphi Corp (United Kingdom) 4.150% due 03/15/24	40,000	41,367
DIRECTV Holdings LLC 2.400% due 03/15/17	100,000	101,350
3.800% due 03/15/22	100,000	100,611
3.950% due 01/15/25	45,000	44,140
5.000% due 03/01/21	100,000	108,315
5.150% due 03/15/42	200,000	188,201
5.200% due 03/15/20	35,000	38,611
6.000% due 08/15/40	50,000	51,898
6.375% due 03/01/41	50,000	53,796
Discovery Communications LLC 3.450% due 03/15/25	100,000	93,881
4.950% due 05/15/42	100,000	92,429
5.050% due 06/01/20	50,000	54,780
Dollar General Corp 3.250% due 04/15/23	50,000	47,657
Expedia Inc 4.500% due 08/15/24	200,000	201,814
Ford Motor Co 4.750% due 01/15/43	300,000	292,931
7.450% due 07/16/31	150,000	192,286
General Motors Co 6.250% due 10/02/43	100,000	111,736
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	191,800
Hasbro Inc 3.150% due 05/15/21	50,000	50,399
Johnson Controls Inc 2.600% due 12/01/16	100,000	102,022
3.625% due 07/02/24	43,000	43,097
5.000% due 03/30/20	50,000	54,900
Kohl’s Corp 3.250% due 02/01/23	100,000	97,468

	Principal Amount	Value
Leggett & Platt Inc 3.800% due 11/15/24	$50,000	$50,171
Lowe’s Cos Inc 3.120% due 04/15/22	100,000	101,184
3.875% due 09/15/23	100,000	106,103
5.000% due 09/15/43	300,000	323,252
6.875% due 02/15/28	50,000	64,845
Macy’s Retail Holdings Inc 3.625% due 06/01/24	50,000	49,884
3.875% due 01/15/22	100,000	103,724
6.375% due 03/15/37	100,000	118,858
Marriott International Inc 3.375% due 10/15/20	83,000	85,335
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	119,882
Mattel Inc 1.700% due 03/15/18	200,000	199,042
McDonald’s Corp 3.375% due 05/26/25	100,000	97,769
3.500% due 07/15/20	50,000	52,563
3.700% due 02/15/42	200,000	169,482
4.875% due 07/15/40	10,000	10,026
5.350% due 03/01/18	100,000	109,646
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	72,865
4.375% due 04/01/21	100,000	108,282
6.400% due 04/30/40	125,000	155,038
Newell Rubbermaid Inc 4.000% due 06/15/22	61,000	61,985
NIKE Inc 2.250% due 05/01/23	27,000	26,018
3.625% due 05/01/43	25,000	22,761
Nordstrom Inc 4.000% due 10/15/21	250,000	265,782
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	102,038
Omnicom Group Inc 3.625% due 05/01/22	100,000	100,637
4.450% due 08/15/20	50,000	53,481
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	115,893
Princeton University 5.700% due 03/01/39	50,000	62,681
QVC Inc 3.125% due 04/01/19	100,000	99,346
5.450% due 08/15/34	100,000	90,760
RELX Capital Inc (United Kingdom) 8.625% due 01/15/19	50,000	60,138
Scripps Networks Interactive Inc 3.500% due 06/15/22	150,000	147,653
Starbucks Corp 0.875% due 12/05/16	71,000	71,067
4.300% due 06/15/45	35,000	34,466
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	118,000	112,436
Target Corp 2.900% due 01/15/22	100,000	101,127
6.000% due 01/15/18	100,000	111,254
6.500% due 10/15/37	100,000	127,828
7.000% due 01/15/38	100,000	134,612
The Board of Trustees of The Leland Stanford Junior University 3.460% due 05/01/47	50,000	44,650
The Gap Inc 5.950% due 04/12/21	100,000	112,959
The George Washington University 4.300% due 09/15/44	50,000	47,031
The Home Depot Inc 2.000% due 06/15/19	150,000	150,298
2.700% due 04/01/23	100,000	97,870

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-8

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
4.200% due 04/01/43	$300,000	$288,015
4.400% due 04/01/21	100,000	110,285
5.875% due 12/16/36	75,000	90,172
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	50,439
The Walt Disney Co 1.100% due 12/01/17	175,000	174,927
1.125% due 02/15/17	100,000	100,506
2.350% due 12/01/22	100,000	96,713
2.750% due 08/16/21	50,000	51,114
Thomson Reuters Corp (Canada) 4.300% due 11/23/23	100,000	103,502
4.700% due 10/15/19	25,000	27,246
5.850% due 04/15/40	25,000	27,462
Time Warner Cable Inc 5.000% due 02/01/20	300,000	323,293
5.875% due 11/15/40	150,000	145,249
6.550% due 05/01/37	100,000	104,121
6.750% due 06/15/39	50,000	53,328
7.300% due 07/01/38	150,000	169,037
8.250% due 04/01/19	100,000	117,630
Time Warner Inc 4.700% due 01/15/21	50,000	54,045
4.750% due 03/29/21	100,000	108,130
6.100% due 07/15/40	50,000	56,244
6.200% due 03/15/40	50,000	56,814
6.250% due 03/29/41	350,000	400,585
6.500% due 11/15/36	100,000	117,474
7.625% due 04/15/31	100,000	130,184
7.700% due 05/01/32	150,000	197,074
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	27,703
Viacom Inc 2.200% due 04/01/19	100,000	98,982
2.500% due 09/01/18	80,000	80,849
3.125% due 06/15/22	100,000	95,758
3.875% due 04/01/24	100,000	97,959
4.375% due 03/15/43	70,000	56,724
5.625% due 09/15/19	25,000	27,814
6.875% due 04/30/36	100,000	111,307
Whirlpool Corp 3.700% due 03/01/23	150,000	150,937
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	100,939
Wyndham Worldwide Corp 2.950% due 03/01/17	100,000	101,536
Yale University 2.086% due 04/15/19	100,000	101,034
Yum! Brands Inc
3.875% due 11/01/23	100,000	99,081
6.875% due 11/15/37	17,000	19,715

		14,143,569

Consumer Staples - 1.7%

Altria Group Inc 4.500% due 05/02/43	100,000	92,640
4.750% due 05/05/21	200,000	216,790
9.250% due 08/06/19	250,000	314,209
9.950% due 11/10/38	17,000	27,379
Anheuser-Busch InBev Finance Inc (Belgium) 3.700% due 02/01/24	200,000	204,643
4.625% due 02/01/44	300,000	301,564
Anheuser-Busch InBev Worldwide Inc (Belgium) 1.375% due 07/15/17	150,000	150,727
2.500% due 07/15/22	100,000	96,144
3.750% due 07/15/42	100,000	88,170
5.375% due 01/15/20	200,000	225,540
7.750% due 01/15/19	100,000	118,677

	Principal Amount	Value
Archer-Daniels-Midland Co 4.016% due 04/16/43	$50,000	$46,998
4.479% due 03/01/21	100,000	110,283
Bestfoods (United Kingdom) 7.250% due 12/15/26	200,000	268,735
Brown-Forman Corp 4.500% due 07/15/45	40,000	39,532
Bunge Ltd Finance Corp 3.200% due 06/15/17	100,000	102,997
8.500% due 06/15/19	10,000	12,101
Campbell Soup Co 2.500% due 08/02/22	100,000	95,200
Church & Dwight Co Inc 2.450% due 12/15/19	50,000	50,279
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	156,288
Colgate-Palmolive Co 1.500% due 11/01/18	100,000	100,194
1.750% due 03/15/19	100,000	99,832
ConAgra Foods Inc 1.900% due 01/25/18	100,000	98,525
3.200% due 01/25/23	100,000	93,489
Costco Wholesale Corp 1.700% due 12/15/19	300,000	296,740
CVS Health Corp 2.250% due 08/12/19	150,000	149,408
5.300% due 12/05/43	200,000	217,988
5.750% due 06/01/17	100,000	108,104
6.250% due 06/01/27	100,000	120,870
Diageo Capital PLC (United Kingdom) 1.125% due 04/29/18	100,000	98,753
3.875% due 04/29/43	100,000	88,800
5.750% due 10/23/17	100,000	109,161
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	146,700
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	51,212
General Mills Inc 1.400% due 10/20/17	150,000	149,822
5.400% due 06/15/40	45,000	48,819
5.650% due 02/15/19	100,000	111,639
Kellogg Co 1.875% due 11/17/16	300,000	302,902
3.250% due 05/21/18	65,000	67,314
7.450% due 04/01/31	125,000	157,418
Kimberly-Clark Corp 6.625% due 08/01/37	100,000	130,970
7.500% due 11/01/18	50,000	59,412
Kraft Foods Group Inc 3.500% due 06/06/22	200,000	200,605
6.500% due 02/09/40	175,000	205,766
Mead Johnson Nutrition Co 4.600% due 06/01/44	200,000	190,417
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	97,373
Mondelez International Inc 6.125% due 02/01/18	100,000	111,158
6.500% due 02/09/40	400,000	495,388
PepsiCo Inc 1.250% due 08/13/17	100,000	100,181
1.850% due 04/30/20	100,000	98,875
2.750% due 03/01/23	100,000	98,398
2.750% due 04/30/25	100,000	95,699
3.600% due 03/01/24	71,000	73,102
5.000% due 06/01/18	100,000	109,606
7.900% due 11/01/18	100,000	119,388
Philip Morris International Inc 1.875% due 01/15/19	50,000	49,913
3.250% due 11/10/24	125,000	123,010

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-9

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
4.500% due 03/20/42	$200,000	$194,625
5.650% due 05/16/18	200,000	222,146
6.375% due 05/16/38	100,000	122,556
Reynolds American Inc 4.450% due 06/12/25	200,000	203,861
6.150% due 09/15/43	300,000	322,249
6.750% due 06/15/17	100,000	109,309
RJ Reynolds Tobacco Co 3.500% due 08/04/16	45,000	46,018
3.750% due 05/20/23	100,000	97,561
Sysco Corp 2.600% due 06/12/22	100,000	97,693
3.000% due 10/02/21	80,000	80,800
4.350% due 10/02/34	20,000	20,200
The Clorox Co 3.800% due 11/15/21	100,000	105,820
The Coca-Cola Co 0.750% due 11/01/16	100,000	100,095
1.800% due 09/01/16	100,000	101,217
2.500% due 04/01/23	200,000	192,662
3.300% due 09/01/21	100,000	104,791
The Hershey Co 1.500% due 11/01/16	100,000	101,072
The JM Smucker Co 4.375% due 03/15/45 ~	350,000	321,293
The Kroger Co 2.200% due 01/15/17	50,000	50,711
3.300% due 01/15/21	100,000	102,096
3.850% due 08/01/23	150,000	153,924
5.150% due 08/01/43	25,000	26,361
The Pepsi Bottling Group Inc 7.000% due 03/01/29	200,000	269,321
The Procter & Gamble Co 2.300% due 02/06/22	100,000	99,180
4.700% due 02/15/19	100,000	110,210
5.550% due 03/05/37	200,000	241,137
Tyson Foods Inc 4.500% due 06/15/22	300,000	318,844
Unilever Capital Corp (United Kingdom) 0.850% due 08/02/17	100,000	99,718
5.900% due 11/15/32	50,000	63,831
Wal-Mart Stores Inc 1.125% due 04/11/18	400,000	398,431
3.250% due 10/25/20	100,000	104,913
4.300% due 04/22/44	200,000	200,257
5.000% due 10/25/40	200,000	219,427
5.250% due 09/01/35	125,000	141,768
5.800% due 02/15/18	100,000	111,654
6.500% due 08/15/37	350,000	449,297
Walgreen Co 1.800% due 09/15/17	75,000	75,325
3.100% due 09/15/22	75,000	72,847
5.250% due 01/15/19	25,000	27,417
Walgreens Boots Alliance Inc 3.800% due 11/18/24	200,000	195,740
4.800% due 11/18/44	165,000	155,301

		13,927,525

Energy - 3.1%

Anadarko Petroleum Corp 3.450% due 07/15/24	100,000	98,584
6.200% due 03/15/40	100,000	112,725
6.375% due 09/15/17	100,000	109,768
6.450% due 09/15/36	150,000	173,115
Apache Corp 1.750% due 04/15/17	100,000	100,440
4.750% due 04/15/43	50,000	46,282
5.100% due 09/01/40	100,000	96,668
5.250% due 02/01/42	25,000	24,675
6.000% due 01/15/37	25,000	26,972

	Principal Amount	Value
Baker Hughes Inc 5.125% due 09/15/40	$50,000	$53,796
7.500% due 11/15/18	165,000	193,830
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	98,111
BP Capital Markets PLC (United Kingdom) 1.375% due 11/06/17	200,000	199,896
1.674% due 02/13/18	50,000	50,170
1.846% due 05/05/17	100,000	101,106
2.237% due 05/10/19	200,000	201,475
2.315% due 02/13/20	100,000	99,625
2.750% due 05/10/23	250,000	239,047
3.561% due 11/01/21	100,000	103,753
Buckeye Partners LP 2.650% due 11/15/18	100,000	99,655
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	132,766
Cameron International Corp 3.600% due 04/30/22	200,000	198,912
Canadian Natural Resources Ltd (Canada) 3.800% due 04/15/24	43,000	42,538
5.700% due 05/15/17	100,000	107,635
6.750% due 02/01/39	90,000	107,007
Cenovus Energy Inc (Canada) 4.450% due 09/15/42	100,000	88,060
5.700% due 10/15/19	50,000	55,863
Chevron Corp 1.104% due 12/05/17	100,000	99,588
2.355% due 12/05/22	250,000	239,182
3.191% due 06/24/23	400,000	402,068
4.950% due 03/03/19	50,000	55,262
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	189,553
Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	200,000	201,578
ConocoPhillips 5.750% due 02/01/19	150,000	169,539
6.500% due 02/01/39	250,000	309,915
ConocoPhillips Co 3.350% due 11/15/24	350,000	346,234
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	127,860
Continental Resources Inc 3.800% due 06/01/24	270,000	245,931
Devon Energy Corp 5.000% due 06/15/45	105,000	103,682
6.300% due 01/15/19	50,000	56,492
Devon Financing Corp LLC 7.875% due 09/30/31	150,000	193,380
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	21,887
Ecopetrol SA (Colombia) 5.375% due 06/26/26	85,000	84,256
5.875% due 05/28/45	200,000	177,500
7.625% due 07/23/19	100,000	116,375
Enable Midstream Partners LP 2.400% due 05/15/19 ~	100,000	96,650
Enbridge Energy Partners LP 5.200% due 03/15/20	15,000	16,178
7.500% due 04/15/38	50,000	58,058
Enbridge Inc (Canada) 4.500% due 06/10/44	150,000	123,314
Encana Corp (Canada) 6.500% due 02/01/38	100,000	106,624
Energy Transfer Partners LP 3.600% due 02/01/23	400,000	378,950
4.050% due 03/15/25	100,000	94,493
4.900% due 02/01/24	100,000	101,742
5.950% due 10/01/43	100,000	98,022

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-10

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
6.125% due 12/15/45	$200,000	$201,181
6.500% due 02/01/42	100,000	103,035
9.000% due 04/15/19	50,000	60,021
EnLink Midstream Partners LP 2.700% due 04/01/19	100,000	98,747
Ensco PLC 4.700% due 03/15/21	100,000	101,887
Enterprise Products Operating LLC 4.450% due 02/15/43	300,000	271,194
4.850% due 03/15/44	300,000	282,210
6.125% due 10/15/39	115,000	126,162
6.500% due 01/31/19	100,000	114,030
6.875% due 03/01/33	150,000	183,476
EOG Resources Inc 3.150% due 04/01/25	350,000	341,354
5.625% due 06/01/19	100,000	113,084
EQT Corp 8.125% due 06/01/19	25,000	29,269
Exxon Mobil Corp 2.709% due 03/06/25	300,000	291,230
3.176% due 03/15/24	200,000	202,825
Halliburton Co 3.250% due 11/15/21	100,000	102,533
6.150% due 09/15/19	100,000	115,032
7.450% due 09/15/39	25,000	33,747
Hess Corp 5.600% due 02/15/41	50,000	51,222
7.125% due 03/15/33	50,000	57,372
8.125% due 02/15/19	100,000	118,410
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	100,141
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	100,000	97,828
4.150% due 02/01/24	100,000	96,872
5.300% due 09/15/20	50,000	54,369
5.400% due 09/01/44	250,000	227,153
6.950% due 01/15/38	200,000	214,976
Kinder Morgan Inc 3.050% due 12/01/19	100,000	99,911
5.300% due 12/01/34	70,000	64,710
6.500% due 09/15/20	300,000	343,135
Magellan Midstream Partners LP 6.400% due 07/15/18	100,000	111,429
Marathon Oil Corp 2.800% due 11/01/22	100,000	94,825
3.850% due 06/01/25	50,000	49,029
5.200% due 06/01/45	50,000	48,546
6.000% due 10/01/17	50,000	54,676
Marathon Petroleum Corp 6.500% due 03/01/41	100,000	113,624
Murphy Oil Corp 3.700% due 12/01/22	100,000	91,538
Nabors Industries Inc 4.625% due 09/15/21	150,000	149,063
National Oilwell Varco Inc 2.600% due 12/01/22	100,000	95,400
3.950% due 12/01/42	100,000	86,952
Nexen Energy ULC (China) 6.200% due 07/30/19	50,000	56,584
7.500% due 07/30/39	300,000	399,607
Noble Energy Inc 4.150% due 12/15/21	100,000	104,207
5.050% due 11/15/44	150,000	143,752
Noble Holding International Ltd 2.500% due 03/15/17	200,000	199,807
Northwest Pipeline LLC 6.050% due 06/15/18	100,000	111,102
Occidental Petroleum Corp 1.500% due 02/15/18	150,000	149,466
2.700% due 02/15/23	200,000	193,352
4.100% due 02/01/21	100,000	108,455

	Principal Amount	Value
ONEOK Partners LP 3.375% due 10/01/22	$100,000	$92,031
8.625% due 03/01/19	150,000	178,453
Petro-Canada (Canada) 6.050% due 05/15/18	100,000	111,077
6.800% due 05/15/38	200,000	252,474
Petrobras Global Finance BV (Brazil) 3.500% due 02/06/17	100,000	99,173
4.875% due 03/17/20	700,000	667,338
5.375% due 01/27/21	100,000	96,480
5.625% due 05/20/43	300,000	233,370
5.750% due 01/20/20	25,000	24,834
6.750% due 01/27/41	100,000	88,043
6.875% due 01/20/40	50,000	44,793
7.875% due 03/15/19	100,000	106,443
Petroleos Mexicanos (Mexico) 3.500% due 07/18/18	100,000	103,320
4.250% due 01/15/25 ~	200,000	195,280
4.500% due 01/23/26 ~	250,000	244,975
4.875% due 01/24/22	100,000	104,237
5.500% due 01/21/21	100,000	108,700
5.625% due 01/23/46 ~	150,000	140,617
6.500% due 06/02/41	400,000	420,480
6.625% due 06/15/35	200,000	214,500
8.000% due 05/03/19	200,000	235,500
Phillips 66 2.950% due 05/01/17	100,000	102,696
4.300% due 04/01/22	100,000	105,004
4.650% due 11/15/34	200,000	195,695
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	100,830
Plains All American Pipeline LP 4.700% due 06/15/44	50,000	45,709
5.000% due 02/01/21	50,000	54,409
6.125% due 01/15/17	100,000	106,922
6.700% due 05/15/36	100,000	117,228
Pride International Inc 6.875% due 08/15/20	200,000	228,788
Rowan Cos Inc 7.875% due 08/01/19	30,000	33,988
Schlumberger Investment SA 3.650% due 12/01/23	42,000	43,422
Shell International Finance BV (Netherlands) 0.900% due 11/15/16	100,000	100,232
1.900% due 08/10/18	150,000	151,490
2.125% due 05/11/20	100,000	99,879
2.375% due 08/21/22	100,000	96,701
3.250% due 05/11/25	100,000	99,078
3.625% due 08/21/42	100,000	87,478
4.125% due 05/11/35	63,000	61,685
4.300% due 09/22/19	100,000	109,009
4.550% due 08/12/43	250,000	255,521
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	103,275
Southwestern Energy Co 4.950% due 01/23/25	100,000	101,076
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	91,743
Spectra Energy Partners LP 2.950% due 09/25/18	189,000	193,331
Statoil ASA (Norway) 2.450% due 01/17/23	100,000	95,889
2.900% due 11/08/20	90,000	92,326
3.150% due 01/23/22	100,000	100,912
3.700% due 03/01/24	200,000	206,805
3.950% due 05/15/43	300,000	278,803
5.250% due 04/15/19	100,000	111,752
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	94,674

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-11

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Talisman Energy Inc (Spain) 5.850% due 02/01/37	$200,000	$190,541
6.250% due 02/01/38	100,000	98,194
Tennessee Gas Pipeline Co LLC 7.500% due 04/01/17	300,000	327,707
The Williams Cos Inc 7.875% due 09/01/21	200,000	234,838
Total Capital Canada Ltd (France) 1.450% due 01/15/18	150,000	150,177
Total Capital International SA (France) 1.550% due 06/28/17	100,000	100,961
3.700% due 01/15/24	200,000	206,121
Total Capital SA (France) 2.125% due 08/10/18	100,000	101,518
4.125% due 01/28/21	100,000	107,978
4.450% due 06/24/20	200,000	219,763
TransCanada PipeLines Ltd (Canada) 2.500% due 08/01/22	100,000	94,898
3.750% due 10/16/23	100,000	101,348
6.350% due 05/15/67 §	200,000	190,500
7.125% due 01/15/19	100,000	116,168
7.625% due 01/15/39	50,000	65,755
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	125,698
Valero Energy Corp 6.125% due 02/01/20	50,000	57,119
6.625% due 06/15/37	150,000	169,444
Weatherford International Ltd 6.750% due 09/15/40	100,000	92,483
9.625% due 03/01/19	100,000	116,777
Western Gas Partners LP 5.375% due 06/01/21	200,000	215,937
Williams Partners LP 3.600% due 03/15/22	100,000	97,148
4.000% due 11/15/21	100,000	100,966
4.000% due 09/15/25	100,000	93,717
5.100% due 09/15/45	100,000	88,367
6.300% due 04/15/40	20,000	20,321
XTO Energy Inc 6.500% due 12/15/18	100,000	116,511

		24,864,740

Financials - 10.4%

Abbey National Treasury Services PLC (Spain) 1.375% due 03/13/17	100,000	100,237
4.000% due 03/13/24	100,000	103,218
ACE INA Holdings Inc 2.700% due 03/13/23	25,000	24,294
3.150% due 03/15/25	100,000	97,661
4.150% due 03/13/43	25,000	23,766
5.900% due 06/15/19	15,000	17,060
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	48,447
Aflac Inc 3.625% due 06/15/23	200,000	202,058
4.000% due 02/15/22	100,000	105,725
6.900% due 12/17/39	15,000	18,991
African Development Bank (Multi-National) 0.750% due 10/18/16	100,000	100,268
0.875% due 05/15/17	55,000	55,118
0.875% due 03/15/18	100,000	99,419
Alexandria Real Estate Equities Inc REIT 4.500% due 07/30/29	20,000	20,050
Alleghany Corp 4.950% due 06/27/22	100,000	107,921
American Campus Communities Operating Partnership LP 4.125% due 07/01/24	100,000	99,997

	Principal Amount	Value
American Express Co 2.650% due 12/02/22	$150,000	$144,352
4.050% due 12/03/42	125,000	115,967
7.000% due 03/19/18	100,000	113,428
American Express Credit Corp 2.125% due 07/27/18	250,000	252,781
2.125% due 03/18/19	100,000	100,189
2.375% due 05/26/20	100,000	99,262
2.800% due 09/19/16	200,000	204,201
American Honda Finance Corp (Japan) 0.950% due 05/05/17	100,000	99,932
1.550% due 12/11/17	100,000	100,363
2.125% due 10/10/18	100,000	101,502
American International Group Inc 3.875% due 01/15/35	100,000	90,641
4.375% due 01/15/55	100,000	89,088
5.850% due 01/16/18	200,000	220,530
6.250% due 05/01/36	150,000	177,499
8.175% due 05/15/68 §	75,000	99,488
American Tower Corp REIT 3.450% due 09/15/21	200,000	199,095
4.700% due 03/15/22	200,000	208,252
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	104,399
7.300% due 06/28/19	20,000	23,781
Aon Corp 5.000% due 09/30/20	50,000	55,176
Aon PLC 4.250% due 12/12/42	200,000	179,332
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	204,113
Ares Capital Corp 3.875% due 01/15/20	30,000	30,458
Asian Development Bank (Multi-National) 0.750% due 07/28/17	500,000	499,564
1.125% due 03/15/17	200,000	201,465
1.375% due 03/23/20	200,000	197,003
1.875% due 10/23/18	100,000	101,997
2.000% due 01/22/25	300,000	287,477
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	250,000	248,472
AvalonBay Communities Inc REIT 2.950% due 09/15/22	35,000	34,176
3.625% due 10/01/20	100,000	104,213
AXA SA (France) 8.600% due 12/15/30	75,000	100,887
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	56,662
Bank of America Corp 2.250% due 04/21/20	150,000	147,306
2.600% due 01/15/19	200,000	202,215
2.650% due 04/01/19	67,000	67,807
3.300% due 01/11/23	350,000	344,831
3.750% due 07/12/16	200,000	205,063
3.950% due 04/21/25	200,000	193,273
4.100% due 07/24/23	300,000	309,013
4.200% due 08/26/24	285,000	284,444
4.750% due 04/21/45	85,000	78,846
4.875% due 04/01/44	200,000	203,194
5.000% due 01/21/44	200,000	207,706
5.625% due 07/01/20	200,000	225,415
5.650% due 05/01/18	150,000	164,803
5.700% due 01/24/22	150,000	170,363
6.110% due 01/29/37	250,000	280,259
6.400% due 08/28/17	100,000	109,682
6.500% due 08/01/16	200,000	211,013
6.875% due 04/25/18	200,000	225,972
7.625% due 06/01/19	150,000	178,035
7.750% due 05/14/38	200,000	266,348

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-12

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Bank of America NA 1.250% due 02/14/17	$250,000	$249,850
5.300% due 03/15/17	250,000	264,822
Bank of Montreal (Canada) 1.450% due 04/09/18	200,000	198,979
2.500% due 01/11/17	200,000	204,527
Barclays Bank PLC (United Kingdom) 5.000% due 09/22/16	150,000	157,002
5.140% due 10/14/20	250,000	271,812
Barclays PLC (United Kingdom) 2.750% due 11/08/19	200,000	198,744
2.875% due 06/08/20	250,000	248,529
BB&T Corp 2.050% due 06/19/18	100,000	101,085
2.150% due 03/22/17	100,000	101,498
2.450% due 01/15/20	100,000	100,205
2.625% due 06/29/20	50,000	50,100
3.950% due 03/22/22	200,000	208,683
Berkshire Hathaway Finance Corp 0.950% due 08/15/16	200,000	200,435
4.300% due 05/15/43	200,000	193,309
5.750% due 01/15/40	25,000	29,153
Berkshire Hathaway Inc 3.000% due 02/11/23	50,000	50,354
3.400% due 01/31/22	100,000	104,212
BioMed Realty LP REIT 4.250% due 07/15/22	100,000	101,324
BlackRock Inc 5.000% due 12/10/19	100,000	111,639
BNP Paribas SA (France) 2.375% due 09/14/17	100,000	101,535
2.400% due 12/12/18	150,000	151,782
2.450% due 03/17/19	100,000	101,287
5.000% due 01/15/21	200,000	221,015
Boston Properties LP REIT 3.700% due 11/15/18	200,000	210,757
4.125% due 05/15/21	100,000	106,408
BPCE SA (France) 2.500% due 07/15/19	250,000	252,497
Camden Property Trust REIT 3.500% due 09/15/24	100,000	97,495
Capital One Bank USA NA 8.800% due 07/15/19	50,000	61,348
Capital One Financial Corp 3.150% due 07/15/16	200,000	203,798
3.200% due 02/05/25	200,000	188,964
6.150% due 09/01/16	100,000	105,569
Capital One NA 2.950% due 07/23/21	250,000	245,893
Caterpillar Financial Services Corp 1.000% due 11/25/16	500,000	501,290
2.750% due 08/20/21	135,000	136,490
Citigroup Inc 1.300% due 11/15/16	300,000	299,847
1.700% due 04/27/18	300,000	298,122
2.500% due 07/29/19	100,000	100,167
3.750% due 06/16/24	100,000	100,639
3.875% due 03/26/25	100,000	95,837
4.000% due 08/05/24	50,000	49,360
4.050% due 07/30/22	500,000	512,180
4.300% due 11/20/26	100,000	97,835
4.400% due 06/10/25	400,000	398,703
4.450% due 01/10/17	150,000	156,753
4.500% due 01/14/22	60,000	64,455
4.950% due 11/07/43	100,000	103,697
6.000% due 08/15/17	100,000	108,806
6.125% due 11/21/17	100,000	109,892
6.125% due 08/25/36	100,000	114,259
8.125% due 07/15/39	200,000	287,129
8.500% due 05/22/19	150,000	182,988

	Principal Amount	Value
CME Group Inc 3.000% due 09/15/22	$50,000	$50,271
3.000% due 03/15/25	50,000	48,539
CNA Financial Corp 6.500% due 08/15/16	50,000	52,896
7.350% due 11/15/19	15,000	17,751
Commonwealth Bank of Australia (Australia) 1.900% due 09/18/17	250,000	253,285
2.300% due 03/12/20	250,000	249,818
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 3.375% due 05/21/25	250,000	243,821
3.875% due 02/08/22	200,000	208,135
3.950% due 11/09/22	250,000	250,063
5.250% due 05/24/41	200,000	219,161
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	30,531
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	49,548
Council Of Europe Development Bank (Multi-National) 1.125% due 05/31/18	100,000	99,805
1.500% due 02/22/17	100,000	101,309
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25 ~	250,000	240,786
Credit Suisse NY (Switzerland) 1.375% due 05/26/17	300,000	299,817
2.300% due 05/28/19	300,000	299,428
4.375% due 08/05/20	350,000	381,027
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	73,421
DDR Corp REIT 3.375% due 05/15/23	100,000	95,848
Deutsche Bank AG (Germany) 3.700% due 05/30/24	285,000	280,311
4.500% due 04/01/25	200,000	190,787
6.000% due 09/01/17	300,000	326,530
Digital Realty Trust LP REIT 3.950% due 07/01/22	100,000	99,829
Discover Bank 2.000% due 02/21/18	250,000	249,428
Duke Realty LP REIT 3.875% due 10/15/22	200,000	202,574
ERP Operating LP REIT 4.500% due 06/01/45	75,000	72,869
4.625% due 12/15/21	100,000	109,143
Essex Portfolio LP REIT 3.875% due 05/01/24	50,000	50,617
European Bank for Reconstruction & Development (Multi-National) 1.000% due 02/16/17	450,000	453,016
1.625% due 04/10/18	100,000	100,843
1.750% due 11/26/19	200,000	200,577
European Investment Bank (Multi-National) 0.500% due 08/15/16	200,000	200,065
1.000% due 03/15/18	550,000	548,926
1.000% due 06/15/18	200,000	198,985
1.125% due 12/15/16	300,000	302,207
1.125% due 09/15/17	650,000	653,689
1.625% due 03/16/20	300,000	298,142
1.750% due 06/17/19	600,000	604,907
2.875% due 09/15/20	250,000	262,314
3.250% due 01/29/24	600,000	638,077
4.875% due 02/15/36	425,000	520,665
5.125% due 05/30/17	500,000	540,901
Export-Import Bank of Korea (South Korea) 2.375% due 08/12/19	300,000	301,384
5.000% due 04/11/22	200,000	225,254

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-13

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Federal Realty Investment Trust REIT 4.500% due 12/01/44	$50,000	$48,554
Fifth Third Bancorp 5.450% due 01/15/17	50,000	53,017
8.250% due 03/01/38	25,000	36,128
Fifth Third Bank 1.450% due 02/28/18	200,000	198,508
2.875% due 10/01/21	300,000	297,040
FMS Wertmanagement AoeR (Germany) 1.000% due 11/21/17	200,000	200,127
1.750% due 03/17/20	300,000	300,061
Ford Motor Credit Co LLC 2.875% due 10/01/18	200,000	203,251
4.375% due 08/06/23	200,000	208,565
5.875% due 08/02/21	250,000	284,693
6.625% due 08/15/17	250,000	274,364
8.000% due 12/15/16	200,000	218,009
Franklin Resources Inc 2.800% due 09/15/22	25,000	24,781
General Electric Capital Corp 1.250% due 05/15/17	75,000	75,187
1.600% due 11/20/17	150,000	150,951
3.350% due 10/17/16	400,000	412,666
3.450% due 05/15/24	350,000	354,549
4.625% due 01/07/21	200,000	220,151
5.625% due 05/01/18	600,000	664,028
5.875% due 01/14/38	400,000	481,072
6.000% due 08/07/19	200,000	228,579
6.750% due 03/15/32	350,000	453,971
6.875% due 01/10/39	200,000	268,235
General Motors Financial Co Inc 3.150% due 01/15/20	200,000	200,982
4.000% due 01/15/25	300,000	296,129
4.750% due 08/15/17	160,000	168,976
HCP Inc REIT 3.400% due 02/01/25	100,000	93,932
4.250% due 11/15/23	93,000	93,791
5.375% due 02/01/21	150,000	165,527
Health Care REIT Inc 4.500% due 01/15/24	150,000	155,806
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	98,143
HSBC Bank USA NA (United Kingdom) 4.875% due 08/24/20	100,000	110,655
HSBC Finance Corp (United Kingdom) 6.676% due 01/15/21	211,000	244,168
HSBC Holdings PLC (United Kingdom) 4.000% due 03/30/22	100,000	104,694
4.875% due 01/14/22	100,000	109,989
6.500% due 09/15/37	300,000	362,088
6.800% due 06/01/38	150,000	185,339
HSBC USA Inc (United Kingdom) 3.500% due 06/23/24	500,000	503,238
Inter-American Development Bank (Multi-National) 0.875% due 11/15/16	150,000	150,629
0.875% due 03/15/18	300,000	298,891
1.125% due 03/15/17	200,000	201,534
1.125% due 09/12/19	175,000	171,912
1.375% due 10/18/16	100,000	101,066
1.500% due 09/25/18	300,000	302,781
1.750% due 04/14/22	300,000	292,697
2.125% due 11/09/20	200,000	203,651
3.200% due 08/07/42	100,000	93,182
4.250% due 09/10/18	125,000	136,698
Intercontinental Exchange Inc 4.000% due 10/15/23	100,000	104,143

	Principal Amount	Value
International Bank for Reconstruction & Development (Multi-National) 0.625% due 10/14/16	$500,000	$500,590
0.875% due 04/17/17	100,000	100,341
1.000% due 09/15/16	400,000	402,508
1.625% due 02/10/22	300,000	290,658
1.875% due 03/15/19	300,000	305,419
1.875% due 10/07/19	400,000	404,978
2.125% due 11/01/20	200,000	204,021
2.125% due 02/13/23	100,000	100,955
7.625% due 01/19/23	100,000	137,126
International Finance Corp (Multi-National) 0.875% due 06/15/18	100,000	99,343
1.125% due 11/23/16	200,000	201,114
1.750% due 09/04/18	200,000	202,032
1.750% due 09/16/19	200,000	200,468
2.125% due 11/17/17	200,000	205,591
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	200,000	206,497
5.250% due 01/12/24	200,000	213,791
Invesco Finance PLC 5.375% due 11/30/43	200,000	218,976
Jefferies Group LLC 5.125% due 01/20/23	150,000	154,914
8.500% due 07/15/19	125,000	148,551
JPMorgan Chase & Co 1.350% due 02/15/17	200,000	200,197
1.625% due 05/15/18	350,000	347,914
1.800% due 01/25/18	200,000	200,598
2.000% due 08/15/17	250,000	252,572
2.200% due 10/22/19	400,000	396,401
2.350% due 01/28/19	200,000	200,739
3.250% due 09/23/22	400,000	397,306
3.625% due 05/13/24	200,000	199,088
4.250% due 10/15/20	250,000	267,257
4.350% due 08/15/21	200,000	213,795
4.400% due 07/22/20	200,000	215,430
4.950% due 06/01/45	200,000	194,459
5.500% due 10/15/40	100,000	112,042
5.600% due 07/15/41	100,000	113,238
6.125% due 06/27/17	100,000	108,176
6.300% due 04/23/19	250,000	286,360
6.400% due 05/15/38	300,000	371,361
KeyCorp 2.300% due 12/13/18	100,000	100,904
5.100% due 03/24/21	100,000	110,978
KFW (Germany) 0.500% due 07/15/16	350,000	350,176
0.500% due 09/15/16	500,000	500,064
1.000% due 06/11/18	700,000	696,720
1.250% due 10/05/16	400,000	403,606
1.250% due 02/15/17	500,000	504,719
1.875% due 04/01/19	200,000	203,488
2.000% due 10/04/22	250,000	245,950
2.125% due 01/17/23	650,000	642,405
2.375% due 08/25/21	250,000	254,361
4.000% due 01/27/20	100,000	110,028
4.375% due 03/15/18	200,000	217,523
4.500% due 07/16/18	100,000	109,822
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	99,770
Kimco Realty Corp REIT 3.125% due 06/01/23	100,000	95,788
6.875% due 10/01/19	25,000	29,207
Landwirtschaftliche Rentenbank (Germany) 1.375% due 10/23/19	100,000	99,017
1.750% due 04/15/19	225,000	227,607
2.000% due 01/13/25	200,000	191,469
2.125% due 07/15/16	125,000	127,182
5.125% due 02/01/17	100,000	106,916

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-14

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Leucadia National Corp 6.625% due 10/23/43	$100,000	$94,030
Liberty Property LP REIT 4.400% due 02/15/24	94,000	97,122
Lincoln National Corp 8.750% due 07/01/19	115,000	141,119
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	300,000	300,315
Loews Corp 2.625% due 05/15/23	150,000	143,386
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	28,782
Manufacturers & Traders Trust Co 1.400% due 07/25/17	250,000	249,684
Markel Corp 5.350% due 06/01/21	150,000	166,993
7.125% due 09/30/19	25,000	29,261
Marsh & McLennan Cos Inc 2.550% due 10/15/18	50,000	50,909
3.500% due 03/10/25	75,000	74,115
McGraw Hill Financial Inc 4.000% due 06/15/25 ~	50,000	50,016
MetLife Inc 3.600% due 04/10/24	300,000	302,452
5.700% due 06/15/35	100,000	116,236
5.875% due 02/06/41	200,000	235,027
6.375% due 06/15/34	100,000	123,264
Moody’s Corp 4.875% due 02/15/24	50,000	53,724
Morgan Stanley 2.125% due 04/25/18	400,000	402,662
2.500% due 01/24/19	300,000	302,735
4.100% due 05/22/23	600,000	601,366
4.350% due 09/08/26	90,000	88,468
4.875% due 11/01/22	100,000	106,411
5.450% due 01/09/17	300,000	317,943
5.500% due 07/28/21	250,000	281,954
5.625% due 09/23/19	200,000	224,079
5.750% due 01/25/21	200,000	227,046
5.950% due 12/28/17	200,000	219,879
6.625% due 04/01/18	250,000	280,487
7.250% due 04/01/32	100,000	132,057
MUFG Union Bank NA (Japan) 2.625% due 09/26/18	250,000	254,005
National Australia Bank Ltd (Australia) 1.300% due 07/25/16	300,000	302,052
National City Corp 6.875% due 05/15/19	200,000	231,988
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	96,950
National Rural Utilities Cooperative Finance Corp 4.023% due 11/01/32	100,000	98,415
4.750% due 04/30/43 §	200,000	200,000
8.000% due 03/01/32	50,000	68,821
Nomura Holdings Inc (Japan) 2.000% due 09/13/16	100,000	100,749
6.700% due 03/04/20	5,000	5,866
Nordic Investment Bank (Multi-National) 1.125% due 03/19/18	300,000	300,280
Northern Trust Corp 3.375% due 08/23/21	50,000	52,277
Oesterreichische Kontrollbank AG (Austria) 0.750% due 12/15/16	200,000	200,455
1.125% due 05/29/18	150,000	149,665
Omega Healthcare Investors Inc REIT 4.950% due 04/01/24	100,000	102,326
PACCAR Financial Corp 1.150% due 08/16/16	100,000	100,467

	Principal Amount	Value
PNC Bank NA 1.300% due 10/03/16	$250,000	$251,072
2.250% due 07/02/19	250,000	249,798
PNC Funding Corp 2.700% due 09/19/16	225,000	228,924
5.125% due 02/08/20	100,000	112,090
Principal Financial Group Inc 1.850% due 11/15/17	100,000	100,756
4.625% due 09/15/42	100,000	96,295
Private Export Funding Corp 1.375% due 02/15/17	100,000	100,567
2.300% due 09/15/20	150,000	150,798
2.450% due 07/15/24	100,000	95,785
4.300% due 12/15/21	25,000	27,906
Prologis LP REIT 2.750% due 02/15/19	43,000	43,628
3.350% due 02/01/21	100,000	102,174
Prospect Capital Corp 5.000% due 07/15/19	100,000	103,285
Protective Life Corp (Japan) 8.450% due 10/15/39	25,000	34,944
Prudential Financial Inc 5.200% due 03/15/44 §	100,000	99,135
5.625% due 05/12/41	50,000	54,874
5.875% due 09/15/42 §	100,000	106,180
6.200% due 11/15/40	50,000	58,551
6.625% due 06/21/40	50,000	61,455
7.375% due 06/15/19	320,000	379,484
Realty Income Corp REIT 4.650% due 08/01/23	50,000	52,661
5.875% due 03/15/35	50,000	56,012
Regency Centers LP 4.800% due 04/15/21	100,000	108,450
Regions Financial Corp 2.000% due 05/15/18	50,000	49,975
Royal Bank of Canada (Canada) 1.200% due 01/23/17	400,000	401,731
1.200% due 09/19/17	100,000	99,881
1.500% due 01/16/18	200,000	200,100
2.150% due 03/06/20	100,000	99,861
2.200% due 09/23/19	200,000	201,515
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	150,000	167,663
Santander Bank NA (Spain) 2.000% due 01/12/18	400,000	400,002
Senior Housing Properties Trust REIT 3.250% due 05/01/19	50,000	50,050
Simon Property Group LP REIT 2.150% due 09/15/17	200,000	203,592
2.200% due 02/01/19	150,000	151,533
4.250% due 10/01/44	200,000	189,664
Sumitomo Mitsui Banking Corp (Japan) 2.500% due 07/19/18	300,000	305,822
3.400% due 07/11/24	300,000	300,870
SunTrust Banks Inc 2.500% due 05/01/19	50,000	50,291
3.500% due 01/20/17	200,000	206,009
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	199,798
2.125% due 07/13/16	100,000	101,671
Svenska Handelsbanken AB (Sweden) 1.625% due 03/21/18	250,000	250,496
Synchrony Financial 3.750% due 08/15/21	200,000	201,579
Tanger Properties LP REIT 3.750% due 12/01/24	50,000	49,431
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	99,147

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-15

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
The Allstate Corp 5.750% due 08/15/53 §	$200,000	$211,625
The Bank of New York Mellon Corp 1.350% due 03/06/18	25,000	24,850
2.100% due 01/15/19	100,000	100,277
2.300% due 07/28/16	400,000	407,159
3.400% due 05/15/24	100,000	100,525
The Bank of Nova Scotia (Canada) 1.300% due 07/21/17	150,000	150,082
1.450% due 04/25/18	100,000	99,536
1.700% due 06/11/18	150,000	150,086
2.050% due 06/05/19	100,000	99,546
2.550% due 01/12/17	200,000	204,330
The Bear Stearns Cos LLC 7.250% due 02/01/18	250,000	283,181
The Charles Schwab Corp 2.200% due 07/25/18	50,000	50,721
3.225% due 09/01/22	25,000	25,190
The Chubb Corp 5.750% due 05/15/18	50,000	55,819
The Goldman Sachs Group Inc 2.375% due 01/22/18	300,000	304,535
2.600% due 04/23/20	150,000	149,217
2.625% due 01/31/19	400,000	406,332
2.900% due 07/19/18	300,000	307,559
3.500% due 01/23/25	150,000	145,424
3.625% due 01/22/23	400,000	397,375
3.750% due 05/22/25	150,000	147,979
5.150% due 05/22/45	280,000	270,186
5.250% due 07/27/21	150,000	166,538
5.375% due 03/15/20	300,000	333,991
5.625% due 01/15/17	225,000	238,316
6.125% due 02/15/33	150,000	178,769
6.150% due 04/01/18	100,000	111,177
6.750% due 10/01/37	200,000	234,923
7.500% due 02/15/19	250,000	293,608
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	166,444
The Huntington National Bank 2.400% due 04/01/20	300,000	296,719
The Korea Development Bank (South Korea) 2.875% due 08/22/18	200,000	206,115
3.875% due 05/04/17	250,000	260,321
The NASDAQ OMX Group Inc 5.550% due 01/15/20	100,000	110,714
The Progressive Corp 3.750% due 08/23/21	100,000	106,687
The Toronto-Dominion Bank (Canada) 1.125% due 05/02/17	150,000	150,263
1.400% due 04/30/18	100,000	99,808
2.250% due 11/05/19	100,000	100,426
2.375% due 10/19/16	100,000	101,910
The Travelers Cos Inc 5.750% due 12/15/17	50,000	55,281
6.250% due 06/15/37	125,000	156,677
Torchmark Corp 9.250% due 06/15/19	50,000	62,242
Toyota Motor Credit Corp (Japan) 1.250% due 10/05/17	300,000	300,812
1.375% due 01/10/18	250,000	250,125
2.050% due 01/12/17	100,000	101,595
2.625% due 01/10/23	100,000	98,519
4.250% due 01/11/21	100,000	109,039
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	126,894
UBS AG (Switzerland) 2.375% due 08/14/19	400,000	399,276
5.750% due 04/25/18	100,000	110,776
5.875% due 07/15/16	100,000	104,424
5.875% due 12/20/17	100,000	110,030

	Principal Amount	Value
UDR Inc REIT 3.700% due 10/01/20	$100,000	$ 103,755
US Bancorp
2.200% due 11/15/16	45,000	45,774
2.950% due 07/15/22	250,000	246,011
3.600% due 09/11/24	400,000	401,988
Ventas Realty LP REIT 1.250% due 04/17/17	57,000	56,877
1.550% due 09/26/16	88,000	88,343
4.000% due 04/30/19	100,000	105,683
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	108,295
Wachovia Corp 5.500% due 08/01/35	200,000	218,666
5.625% due 10/15/16	100,000	105,741
5.750% due 02/01/18	100,000	110,352
Wells Fargo & Co 1.500% due 01/16/18	100,000	99,803
2.125% due 04/22/19	100,000	100,376
2.625% due 12/15/16	300,000	306,883
3.450% due 02/13/23	300,000	298,298
3.500% due 03/08/22	550,000	565,375
4.100% due 06/03/26	300,000	301,162
4.125% due 08/15/23	300,000	311,401
4.600% due 04/01/21	200,000	219,100
5.375% due 02/07/35	100,000	112,399
5.606% due 01/15/44	100,000	109,530
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	129,507
Westpac Banking Corp (Australia) 1.050% due 11/25/16	100,000	100,368
1.500% due 12/01/17	100,000	100,181
2.000% due 08/14/17	300,000	304,272
2.300% due 05/26/20	100,000	99,626
4.875% due 11/19/19	25,000	27,722
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	125,067
Willis Group Holdings PLC 5.750% due 03/15/21	100,000	112,213
WP Carey Inc REIT 4.600% due 04/01/24	100,000	100,449
WR Berkley Corp 6.250% due 02/15/37	50,000	58,680
XLIT Ltd (Ireland) 2.300% due 12/15/18	250,000	251,736
5.250% due 12/15/43	50,000	51,909

		83,438,394

Health Care - 2.3%

Abbott Laboratories
2.950% due 03/15/25	100,000	96,104
5.125% due 04/01/19	80,000	88,941
6.150% due 11/30/37	25,000	30,815
AbbVie Inc 1.750% due 11/06/17	200,000	200,694
1.800% due 05/14/18	95,000	94,711
2.000% due 11/06/18	150,000	150,096
2.500% due 05/14/20	150,000	148,565
3.200% due 11/06/22	70,000	69,341
3.600% due 05/14/25	175,000	173,056
4.400% due 11/06/42	125,000	118,301
4.500% due 05/14/35	160,000	156,560
4.700% due 05/14/45	50,000	49,507
Actavis Funding SCS 1.300% due 06/15/17	100,000	99,357
2.350% due 03/12/18	380,000	382,265
2.450% due 06/15/19	65,000	64,754
3.000% due 03/12/20	70,000	70,365
3.800% due 03/15/25	70,000	68,796
4.550% due 03/15/35	320,000	304,307
4.750% due 03/15/45	30,000	28,546

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-16

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Actavis Inc 3.250% due 10/01/22	$100,000	$ 96,974
4.625% due 10/01/42	100,000	93,225
Aetna Inc 2.750% due 11/15/22	125,000	117,907
3.500% due 11/15/24	100,000	98,075
3.950% due 09/01/20	50,000	53,022
4.125% due 11/15/42	100,000	88,635
Agilent Technologies Inc 3.200% due 10/01/22	100,000	96,691
Allergan Inc 2.800% due 03/15/23	25,000	23,100
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	99,502
Amgen Inc 3.625% due 05/22/24	100,000	99,244
5.150% due 11/15/41	174,000	178,729
5.700% due 02/01/19	100,000	111,727
5.750% due 03/15/40	400,000	440,922
6.400% due 02/01/39	225,000	269,308
Anthem Inc 1.875% due 01/15/18	75,000	74,881
2.250% due 08/15/19	200,000	197,621
3.300% due 01/15/23	75,000	72,158
4.625% due 05/15/42	100,000	91,427
4.650% due 01/15/43	50,000	45,849
5.875% due 06/15/17	100,000	108,627
AstraZeneca PLC (United Kingdom) 4.000% due 09/18/42	25,000	23,415
5.900% due 09/15/17	100,000	109,888
6.450% due 09/15/37	100,000	127,981
Baxalta Inc 2.875% due 06/23/20 ~	150,000	149,818
4.000% due 06/23/25 ~	50,000	49,774
5.250% due 06/23/45 ~	30,000	30,126
Baxter International Inc 1.850% due 06/15/18	400,000	398,750
3.200% due 06/15/23	50,000	51,183
4.250% due 03/15/20	100,000	107,033
Becton Dickinson & Co 3.125% due 11/08/21	100,000	99,166
3.734% due 12/15/24	129,000	128,628
3.875% due 05/15/24	100,000	100,434
6.000% due 05/15/39	300,000	346,020
Boston Scientific Corp 2.650% due 10/01/18	100,000	101,460
Bristol-Myers Squibb Co 1.750% due 03/01/19	100,000	99,713
3.250% due 08/01/42	100,000	83,696
Cardinal Health Inc 1.950% due 06/15/18	50,000	50,093
3.200% due 06/15/22	100,000	98,556
3.750% due 09/15/25	50,000	49,769
4.900% due 09/15/45	50,000	49,599
Catholic Health Initiatives 4.350% due 11/01/42	150,000	136,997
Celgene Corp 2.250% due 05/15/19	200,000	200,430
3.250% due 08/15/22	100,000	98,931
4.000% due 08/15/23	100,000	102,326
Cigna Corp 4.375% due 12/15/20	200,000	216,787
4.500% due 03/15/21	100,000	108,754
Covidien International Finance SA 6.000% due 10/15/17	125,000	137,805
Dignity Health 5.267% due 11/01/64	100,000	99,558
Eli Lilly & Co 5.500% due 03/15/27	100,000	118,570

	Principal Amount	Value
Express Scripts Holding Co 2.650% due 02/15/17	$100,000	$101,819
Gilead Sciences Inc 3.050% due 12/01/16	200,000	205,770
4.400% due 12/01/21	100,000	109,189
4.500% due 02/01/45	210,000	208,904
GlaxoSmithKline Capital Inc (United Kingdom) 5.650% due 05/15/18	200,000	223,195
6.375% due 05/15/38	100,000	125,729
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	198,241
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	77,224
Humana Inc 3.850% due 10/01/24	100,000	99,646
4.625% due 12/01/42	100,000	95,556
Johnson & Johnson 1.650% due 12/05/18	150,000	151,172
2.450% due 12/05/21	150,000	151,322
4.850% due 05/15/41	50,000	55,755
5.550% due 08/15/17	50,000	54,786
5.950% due 08/15/37	100,000	126,182
Laboratory Corp of America Holdings 4.625% due 11/15/20	100,000	108,214
4.700% due 02/01/45	50,000	45,669
Life Technologies Corp 6.000% due 03/01/20	100,000	112,511
McKesson Corp 1.292% due 03/10/17	150,000	149,824
3.796% due 03/15/24	300,000	303,582
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	53,127
7.125% due 03/15/18	200,000	227,695
Medtronic Inc 1.375% due 04/01/18	250,000	248,966
1.500% due 03/15/18 ~	55,000	54,884
2.500% due 03/15/20 ~	55,000	55,081
2.750% due 04/01/23	50,000	48,383
3.150% due 03/15/22 ~	125,000	125,555
3.500% due 03/15/25 ~	380,000	379,200
4.375% due 03/15/35 ~	65,000	64,430
4.450% due 03/15/20	25,000	27,265
4.500% due 03/15/42	100,000	99,045
4.625% due 03/15/45 ~	80,000	80,877
Merck & Co Inc 1.100% due 01/31/18	100,000	99,799
2.400% due 09/15/22	100,000	96,203
2.750% due 02/10/25	200,000	191,725
3.600% due 09/15/42	300,000	265,545
4.150% due 05/18/43	100,000	97,069
6.500% due 12/01/33	50,000	65,537
6.550% due 09/15/37	50,000	65,260
Mylan Inc 2.600% due 06/24/18	100,000	100,741
Novartis Capital Corp (Switzerland) 2.400% due 09/21/22	75,000	72,931
3.400% due 05/06/24	150,000	152,284
4.400% due 04/24/20	50,000	55,196
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	125,000	139,073
Perrigo Co PLC 2.300% due 11/08/18	250,000	250,319
Pfizer Inc 1.500% due 06/15/18	150,000	150,087
3.400% due 05/15/24	550,000	554,163
6.200% due 03/15/19	150,000	171,551

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-17

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Quest Diagnostics Inc 2.500% due 03/30/20	$300,000	$297,721
4.750% due 01/30/20	15,000	16,336
5.750% due 01/30/40	6,000	6,399
Sanofi (France) 4.000% due 03/29/21	200,000	214,207
St Jude Medical Inc 3.250% due 04/15/23	100,000	98,640
Stryker Corp 4.100% due 04/01/43	100,000	91,552
4.375% due 05/15/44	300,000	290,572
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	196,513
Thermo Fisher Scientific Inc 2.250% due 08/15/16	100,000	101,033
3.150% due 01/15/23	100,000	97,537
4.150% due 02/01/24	100,000	101,938
UnitedHealth Group Inc 1.625% due 03/15/19	250,000	246,971
4.625% due 11/15/41	300,000	299,220
6.875% due 02/15/38	250,000	327,006
Wyeth LLC 5.950% due 04/01/37	50,000	59,735
6.500% due 02/01/34	100,000	125,911
Zimmer Biomet Holdings Inc 3.375% due 11/30/21	100,000	99,734
3.550% due 04/01/25	70,000	67,887
4.250% due 08/15/35	20,000	18,501
4.450% due 08/15/45	365,000	334,881
Zoetis Inc 3.250% due 02/01/23	300,000	290,760

		18,407,300

Industrials - 1.6%

3M Co 2.000% due 06/26/22	400,000	385,437
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	98,379
Air Lease Corp 3.375% due 01/15/19	100,000	102,125
American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	183,168	194,616
Boeing Capital Corp 4.700% due 10/27/19	200,000	221,688
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	146,608
4.450% due 03/15/43	300,000	291,062
4.700% due 10/01/19	100,000	110,248
5.650% due 05/01/17	100,000	107,818
5.750% due 05/01/40	100,000	114,769
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	101,387
2.950% due 11/21/24	100,000	98,024
6.200% due 06/01/36	50,000	62,997
Canadian Pacific Railway Co (Canada) 2.900% due 02/01/25	150,000	141,266
4.500% due 01/15/22	50,000	53,784
Caterpillar Inc 3.803% due 08/15/42	100,000	91,908
3.900% due 05/27/21	200,000	213,198
6.050% due 08/15/36	125,000	152,054
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	35,737	38,149
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	27,656	28,170
CSX Corp 3.400% due 08/01/24	200,000	200,223
3.700% due 11/01/23	100,000	102,703
5.500% due 04/15/41	75,000	83,402
7.375% due 02/01/19	50,000	58,626

	Principal Amount	Value
Deere & Co 3.900% due 06/09/42	$100,000	$93,172
4.375% due 10/16/19	50,000	54,823
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	63,064	66,848
Dover Corp 5.375% due 03/01/41	50,000	56,476
Eaton Corp 2.750% due 11/02/22	200,000	194,603
4.000% due 11/02/32	100,000	96,811
Embraer SA (Brazil) 5.150% due 06/15/22	100,000	103,650
Emerson Electric Co 2.625% due 12/01/21	100,000	99,757
3.150% due 06/01/25	100,000	98,527
4.250% due 11/15/20	25,000	27,268
FedEx Corp 3.875% due 08/01/42	100,000	86,583
4.000% due 01/15/24	200,000	207,533
Flowserve Corp 4.000% due 11/15/23	143,000	144,726
GATX Corp 2.375% due 07/30/18	46,000	46,251
3.250% due 03/30/25	100,000	94,029
General Dynamics Corp 1.000% due 11/15/17	50,000	49,846
3.600% due 11/15/42	200,000	179,029
General Electric Co 2.700% due 10/09/22	100,000	97,827
3.375% due 03/11/24	250,000	253,753
4.125% due 10/09/42	100,000	96,085
5.250% due 12/06/17	100,000	108,947
Honeywell International Inc 5.000% due 02/15/19	100,000	111,040
5.300% due 03/01/18	125,000	137,995
Illinois Tool Works Inc 1.950% due 03/01/19	150,000	150,731
4.875% due 09/15/41	100,000	106,750
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	103,715
John Deere Capital Corp 1.050% due 10/11/16	100,000	100,285
1.350% due 01/16/18	100,000	100,311
1.400% due 03/15/17	100,000	100,961
1.950% due 12/13/18	200,000	202,064
2.750% due 03/15/22	100,000	99,096
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	50,000	54,910
L-3 Communications Corp 5.200% due 10/15/19	100,000	108,797
Lockheed Martin Corp 2.900% due 03/01/25	50,000	47,935
3.600% due 03/01/35	25,000	23,094
3.800% due 03/01/45	20,000	17,834
4.250% due 11/15/19	100,000	108,798
6.150% due 09/01/36	100,000	122,249
Norfolk Southern Corp 2.903% due 02/15/23	100,000	96,493
3.000% due 04/01/22	100,000	99,512
4.800% due 08/15/43	100,000	101,894
4.837% due 10/01/41	50,000	51,238
5.900% due 06/15/19	50,000	56,757
Northrop Grumman Corp 3.250% due 08/01/23	100,000	98,010
3.500% due 03/15/21	100,000	103,224
3.850% due 04/15/45	100,000	88,306
Owens Corning 4.200% due 12/15/22	138,000	139,925
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	125,454

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-18

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Pitney Bowes Inc 4.625% due 03/15/24	$100,000	$100,901
5.600% due 03/15/18	50,000	54,268
Precision Castparts Corp 2.500% due 01/15/23	100,000	95,835
3.250% due 06/15/25	50,000	49,348
4.200% due 06/15/35	50,000	49,785
4.375% due 06/15/45	50,000	49,529
Raytheon Co 2.500% due 12/15/22	125,000	122,040
4.400% due 02/15/20	25,000	27,368
Republic Services Inc 3.200% due 03/15/25	100,000	96,229
3.800% due 05/15/18	200,000	210,436
5.500% due 09/15/19	27,000	30,164
6.200% due 03/01/40	200,000	237,220
Rockwell Automation Inc 2.050% due 03/01/20	100,000	99,267
Rockwell Collins Inc 5.250% due 07/15/19	100,000	111,394
Roper Technologies Inc 1.850% due 11/15/17	100,000	100,692
Ryder System Inc 2.350% due 02/26/19	125,000	124,776
2.500% due 03/01/17	50,000	50,917
Southwest Airlines Co 2.750% due 11/06/19	50,000	50,741
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	49,202
The Boeing Co 5.875% due 02/15/40	50,000	62,086
6.000% due 03/15/19	100,000	114,235
The Dun & Bradstreet Corp 3.250% due 12/01/17	200,000	203,465
Union Pacific Corp 2.250% due 06/19/20	50,000	50,158
3.250% due 08/15/25	50,000	49,464
3.646% due 02/15/24	92,000	94,680
4.750% due 09/15/41	100,000	103,905
4.750% due 12/15/43	100,000	104,573
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27	107,000	108,070
United Parcel Service Inc 1.125% due 10/01/17	50,000	50,118
2.450% due 10/01/22	100,000	96,600
3.125% due 01/15/21	100,000	104,118
5.500% due 01/15/18	50,000	55,134
6.200% due 01/15/38	50,000	62,433
United Technologies Corp 1.800% due 06/01/17	100,000	101,470
3.100% due 06/01/22	200,000	201,541
4.500% due 06/01/42	300,000	304,367
6.125% due 02/01/19	200,000	228,478
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	86,562	90,025
Verisk Analytics Inc 4.125% due 09/12/22	100,000	101,862
Waste Management Inc 6.100% due 03/15/18	250,000	279,139
WW Grainger Inc 4.600% due 06/15/45	20,000	19,993

		12,408,589

Information Technology - 1.5%

Adobe Systems Inc 4.750% due 02/01/20	100,000	110,220
Alibaba Group Holding Ltd (China) 3.600% due 11/28/24 ~	200,000	192,938
Altera Corp 2.500% due 11/15/18	100,000	102,173

	Principal Amount	Value
Amphenol Corp 2.550% due 01/30/19	$200,000	$202,630
Apple Inc 1.550% due 02/07/20	100,000	97,945
2.000% due 05/06/20	400,000	397,597
2.400% due 05/03/23	450,000	430,513
2.500% due 02/09/25	400,000	374,956
3.450% due 05/06/24	300,000	305,830
3.450% due 02/09/45	50,000	42,498
Arrow Electronics Inc 6.000% due 04/01/20	25,000	28,108
Autodesk Inc 3.125% due 06/15/20	100,000	100,197
Baidu Inc (China) 2.250% due 11/28/17	200,000	201,265
Broadcom Corp 3.500% due 08/01/24	200,000	198,684
CA Inc 2.875% due 08/15/18	100,000	102,025
CDK Global Inc 3.300% due 10/15/19	35,000	35,059
Cisco Systems Inc 2.125% due 03/01/19	200,000	201,358
2.450% due 06/15/20	100,000	100,691
3.000% due 06/15/22	60,000	59,496
4.950% due 02/15/19	200,000	220,795
5.500% due 01/15/40	250,000	284,602
Corning Inc 1.450% due 11/15/17	100,000	99,601
1.500% due 05/08/18	100,000	99,586
eBay Inc 1.350% due 07/15/17	100,000	99,836
3.250% due 10/15/20	200,000	205,741
EMC Corp 1.875% due 06/01/18	100,000	100,240
3.375% due 06/01/23	100,000	99,755
Fidelity National Information Services Inc 3.500% due 04/15/23	108,000	104,872
Fiserv Inc 2.700% due 06/01/20	50,000	49,916
3.850% due 06/01/25	100,000	100,197
Flextronics International Ltd 4.750% due 06/15/25 ~	50,000	49,665
Harris Corp 2.700% due 04/27/20	200,000	197,493
Hewlett-Packard Co 3.000% due 09/15/16	200,000	204,104
3.750% due 12/01/20	50,000	51,539
4.050% due 09/15/22	200,000	203,044
4.650% due 12/09/21	150,000	159,390
6.000% due 09/15/41	55,000	54,408
Ingram Micro Inc 4.950% due 12/15/24	50,000	51,130
Intel Corp 3.300% due 10/01/21	250,000	260,927
4.800% due 10/01/41	185,000	185,348
International Business Machines Corp 1.125% due 02/06/18	100,000	99,356
1.250% due 02/08/18	100,000	99,836
1.625% due 05/15/20	150,000	145,834
1.875% due 05/15/19	100,000	100,069
1.950% due 07/22/16	100,000	101,444
3.375% due 08/01/23	300,000	301,358
5.600% due 11/30/39	26,000	29,573
5.700% due 09/14/17	100,000	109,651
8.375% due 11/01/19	100,000	125,716
Keysight Technologies Inc 4.550% due 10/30/24 ~	100,000	96,563
KLA-Tencor Corp 5.650% due 11/01/34	38,000	38,166

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-19

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Microsoft Corp 2.375% due 02/12/22	$200,000	$ 196,373
2.375% due 05/01/23	100,000	96,858
3.500% due 11/15/42	100,000	86,883
3.750% due 02/12/45	200,000	180,068
5.200% due 06/01/39	135,000	151,041
5.300% due 02/08/41	200,000	225,415
Motorola Solutions Inc 3.500% due 03/01/23	150,000	141,532
NetApp Inc 3.375% due 06/15/21	50,000	49,281
Oracle Corp 1.200% due 10/15/17	300,000	300,048
2.250% due 10/08/19	300,000	301,803
2.950% due 05/15/25	150,000	144,437
3.900% due 05/15/35	105,000	97,538
4.300% due 07/08/34	100,000	98,507
4.375% due 05/15/55	450,000	419,012
5.000% due 07/08/19	100,000	111,080
5.750% due 04/15/18	100,000	111,247
6.125% due 07/08/39	100,000	120,675
6.500% due 04/15/38	100,000	125,289
QUALCOMM Inc 2.250% due 05/20/20	100,000	99,467
3.450% due 05/20/25	150,000	146,125
4.800% due 05/20/45	150,000	143,752
Seagate HDD Cayman 3.750% due 11/15/18	100,000	104,274
5.750% due 12/01/34 ~	50,000	49,240
Symantec Corp 2.750% due 06/15/17	100,000	101,267
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	103,621
Texas Instruments Inc 1.000% due 05/01/18	200,000	197,578
The Western Union Co 5.930% due 10/01/16	100,000	105,014
Tyco Electronics Group SA (Switzerland) 2.375% due 12/17/18	50,000	50,575
4.875% due 01/15/21	30,000	33,076
Xerox Corp 3.800% due 05/15/24	150,000	143,552
5.625% due 12/15/19	100,000	111,936

		11,760,502

Materials - 1.2%

Agrium Inc (Canada) 5.250% due 01/15/45	145,000	146,471
Air Products & Chemicals Inc 3.350% due 07/31/24	100,000	99,957
4.375% due 08/21/19	25,000	27,059
Albemarle Corp 5.450% due 12/01/44	50,000	50,057
Barrick Gold Corp (Canada) 3.850% due 04/01/22	100,000	96,958
4.100% due 05/01/23	200,000	194,567
5.250% due 04/01/42	100,000	89,553
BHP Billiton Finance USA Ltd (Australia) 1.875% due 11/21/16	100,000	101,181
2.050% due 09/30/18	200,000	202,935
5.000% due 09/30/43	150,000	156,940
6.500% due 04/01/19	300,000	347,167
Cabot Corp 5.000% due 10/01/16	25,000	26,178
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	104,410
CF Industries Inc 3.450% due 06/01/23	225,000	217,936
Eastman Chemical Co 3.800% due 03/15/25	100,000	99,872
4.650% due 10/15/44	50,000	47,381
4.800% due 09/01/42	100,000	95,938

	Principal Amount	Value
Ecolab Inc 1.450% due 12/08/17	$150,000	$148,734
4.350% due 12/08/21	100,000	107,917
EI du Pont de Nemours & Co 4.150% due 02/15/43	100,000	95,532
4.625% due 01/15/20	150,000	164,939
5.750% due 03/15/19	200,000	226,717
FMC Corp 4.100% due 02/01/24	50,000	50,971
Freeport-McMoRan Inc 2.150% due 03/01/17	200,000	200,345
3.100% due 03/15/20	150,000	147,923
3.875% due 03/15/23	300,000	272,636
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	144,280
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	240,326
International Paper Co 4.750% due 02/15/22	125,000	135,355
6.000% due 11/15/41	200,000	215,671
7.500% due 08/15/21	40,000	49,896
7.950% due 06/15/18	100,000	116,780
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	66,065
6.000% due 11/15/21	200,000	228,995
MeadWestvaco Corp 7.375% due 09/01/19	100,000	117,197
Monsanto Co 1.850% due 11/15/18	100,000	100,234
3.375% due 07/15/24	100,000	95,557
3.600% due 07/15/42	50,000	39,705
4.400% due 07/15/44	100,000	89,429
Newmont Mining Corp 3.500% due 03/15/22	100,000	95,468
5.875% due 04/01/35	100,000	97,743
Nucor Corp 4.000% due 08/01/23	25,000	25,378
4.125% due 09/15/22	50,000	51,985
5.200% due 08/01/43	25,000	25,585
Packaging Corp of America 3.650% due 09/15/24	100,000	98,039
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	275,458
PPG Industries Inc 2.300% due 11/15/19	100,000	100,182
3.600% due 11/15/20	50,000	52,215
Praxair Inc 1.050% due 11/07/17	50,000	49,809
1.250% due 11/07/18	150,000	148,013
2.200% due 08/15/22	100,000	95,187
Rio Tinto Finance USA Ltd (United Kingdom) 3.500% due 11/02/20	100,000	104,210
7.125% due 07/15/28	50,000	63,368
9.000% due 05/01/19	150,000	186,904
Rio Tinto Finance USA PLC (United Kingdom) 1.625% due 08/21/17	100,000	100,075
4.750% due 03/22/42	400,000	389,816
RPM International Inc 5.250% due 06/01/45	50,000	47,597
Sonoco Products Co 5.750% due 11/01/40	200,000	215,907
Southern Copper Corp (Mexico) 5.250% due 11/08/42	150,000	130,926
7.500% due 07/27/35	50,000	56,247
Teck Resources Ltd (Canada) 3.150% due 01/15/17	100,000	101,129
5.200% due 03/01/42	100,000	72,631
6.250% due 07/15/41	50,000	40,244

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-20

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
The Dow Chemical Co 4.125% due 11/15/21	$200,000	$209,840
4.250% due 11/15/20	100,000	106,825
4.250% due 10/01/34	200,000	187,905
5.700% due 05/15/18	197,000	218,076
The Mosaic Co 5.450% due 11/15/33	163,000	173,541
The Sherwin-Williams Co 4.000% due 12/15/42	50,000	46,328
The Valspar Corp 7.250% due 06/15/19	25,000	28,924
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	300,000	294,993
6.250% due 01/23/17	100,000	105,836
6.875% due 11/21/36	150,000	145,416
8.250% due 01/17/34	100,000	110,679

		9,412,243

Telecommunication Services - 1.3%

America Movil SAB de CV (Mexico)
5.000% due 10/16/19	250,000	275,498
6.125% due 03/30/40	250,000	290,030
6.375% due 03/01/35	125,000	146,338
AT&T Inc 1.400% due 12/01/17	400,000	397,534
2.450% due 06/30/20	200,000	196,103
2.625% due 12/01/22	125,000	117,604
3.000% due 02/15/22	100,000	97,501
3.000% due 06/30/22	95,000	91,782
3.400% due 05/15/25	300,000	285,431
4.300% due 12/15/42	393,000	336,898
4.350% due 06/15/45	177,000	151,614
4.450% due 05/15/21	250,000	266,547
4.500% due 05/15/35	90,000	82,752
4.750% due 05/15/46	265,000	240,830
5.350% due 09/01/40	161,000	158,541
5.800% due 02/15/19	200,000	223,649
6.550% due 02/15/39	100,000	114,915
British Telecommunications PLC (United Kingdom) 1.250% due 02/14/17	300,000	299,605
9.625% due 12/15/30	50,000	74,251
CC Holdings GS V LLC 3.849% due 04/15/23	100,000	98,238
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	260,431
Embarq Corp 7.995% due 06/01/36	150,000	166,680
Orange SA (France) 2.750% due 09/14/16	100,000	101,830
2.750% due 02/06/19	100,000	101,465
5.375% due 01/13/42	150,000	154,149
9.000% due 03/01/31	50,000	70,563
Qwest Corp 6.750% due 12/01/21	100,000	110,520
Rogers Communications Inc (Canada) 4.500% due 03/15/43	25,000	22,919
5.000% due 03/15/44	100,000	98,913
6.800% due 08/15/18	100,000	114,199
Telefonica Emisiones SAU (Spain) 5.462% due 02/16/21	40,000	44,241
7.045% due 06/20/36	150,000	184,255
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	335,556
Verizon Communications Inc 1.350% due 06/09/17	300,000	299,672
2.500% due 09/15/16	261,000	265,288
2.550% due 06/17/19	200,000	202,775
3.000% due 11/01/21	85,000	83,882

	Principal Amount	Value
3.450% due 03/15/21	$200,000	$203,922
3.500% due 11/01/21	200,000	202,586
4.272% due 01/15/36 ~	57,000	51,293
4.500% due 09/15/20	229,000	247,092
4.522% due 09/15/48 ~	309,000	273,280
4.672% due 03/15/55 ~	294,000	255,832
5.150% due 09/15/23	150,000	164,626
5.850% due 09/15/35	300,000	325,676
6.350% due 04/01/19	250,000	285,738
6.400% due 09/15/33	434,000	497,425
6.400% due 02/15/38	250,000	284,824
6.550% due 09/15/43	281,000	329,687
Vodafone Group PLC (United Kingdom) 5.450% due 06/10/19	150,000	165,736
5.625% due 02/27/17	350,000	371,983
6.150% due 02/27/37	150,000	160,225
7.875% due 02/15/30	50,000	62,070

		10,444,994

Utilities - 1.7%

AGL Capital Corp 3 .500% due 09/15/21	150,000	156,478
Alabama Power Co 4.100% due 01/15/42	300,000	284,556
4.150% due 08/15/44	90,000	86,012
Ameren Illinois Co 3.250% due 03/01/25	50,000	49,894
American Water Capital Corp 4.300% due 12/01/42	100,000	98,541
Appalachian Power Co 3.400% due 06/01/25	100,000	98,626
4.600% due 03/30/21	50,000	54,371
7.000% due 04/01/38	150,000	190,418
Arizona Public Service Co 4.500% due 04/01/42	100,000	100,272
4.700% due 01/15/44	100,000	103,591
Atmos Energy Corp 4.150% due 01/15/43	64,000	60,273
Avista Corp 5.125% due 04/01/22	15,000	16,997
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	25,932
Berkshire Hathaway Energy Co 1.100% due 05/15/17	100,000	99,583
5.150% due 11/15/43	200,000	213,504
6.125% due 04/01/36	100,000	117,829
6.500% due 09/15/37	100,000	122,704
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	94,729
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	107,495
CMS Energy Corp 6.250% due 02/01/20	100,000	115,841
Commonwealth Edison Co 1.950% due 09/01/16	100,000	101,115
3.800% due 10/01/42	100,000	90,499
4.000% due 08/01/20	100,000	106,766
Consolidated Edison Co of New York Inc 3.950% due 03/01/43	100,000	91,169
5.850% due 04/01/18	100,000	111,360
6.650% due 04/01/19	150,000	174,886
Consumers Energy Co 6.700% due 09/15/19	125,000	146,600
Dominion Gas Holdings LLC 3.550% due 11/01/23	100,000	101,365
Dominion Resources Inc 1.900% due 06/15/18	100,000	100,143
4.700% due 12/01/44	100,000	97,477
5.200% due 08/15/19	120,000	132,797
DTE Electric Co 3.375% due 03/01/25	50,000	50,602
3.650% due 03/15/24	51,000	52,665

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-21

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
DTE Energy Co 3.300% due 06/15/22 ~	$50,000	$50,434
3.850% due 12/01/23	100,000	103,793
Duke Energy Carolinas LLC 3.750% due 06/01/45	200,000	182,122
6.050% due 04/15/38	110,000	135,354
6.100% due 06/01/37	25,000	30,408
7.000% due 11/15/18	100,000	117,640
Duke Energy Corp 2.100% due 06/15/18	100,000	101,168
3.550% due 09/15/21	100,000	103,794
3.750% due 04/15/24	300,000	305,809
Duke Energy Indiana Inc 4.200% due 03/15/42	125,000	121,629
4.900% due 07/15/43	100,000	107,734
Empresa Nacional de Electricidad SA (Italy) 4.250% due 04/15/24	50,000	50,714
Entergy Arkansas Inc 4.950% due 12/15/44	50,000	50,141
Entergy Corp 4.700% due 01/15/17	150,000	156,142
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	57,928
Eversource Energy 2.800% due 05/01/23	100,000	96,139
Exelon Corp 2.850% due 06/15/20	50,000	50,268
3.950% due 06/15/25	100,000	100,639
4.950% due 06/15/35	35,000	35,340
5.100% due 06/15/45	35,000	35,096
Exelon Generation Co LLC 2.950% due 01/15/20	100,000	100,535
5.200% due 10/01/19	300,000	330,010
Florida Power & Light Co 4.950% due 06/01/35	100,000	109,623
5.690% due 03/01/40	35,000	41,791
5.950% due 02/01/38	125,000	152,503
Georgia Power Co 2.850% due 05/15/22	100,000	98,105
4.300% due 03/15/42	100,000	94,793
Great Plains Energy Inc 4.850% due 06/01/21	100,000	109,683
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	49,576
ITC Holdings Corp 3.650% due 06/15/24	25,000	24,764
Kentucky Utilities Co 4.650% due 11/15/43	200,000	208,570
MidAmerican Energy Co 2.400% due 03/15/19	150,000	152,308
6.750% due 12/30/31	100,000	130,475
National Fuel Gas Co 3.750% due 03/01/23	100,000	92,757
Nevada Power Co 5.450% due 05/15/41	300,000	341,745
NextEra Energy Capital Holdings Inc 1.586% due 06/01/17	55,000	55,091
2.700% due 09/15/19	100,000	100,693
4.500% due 06/01/21	50,000	54,020
NiSource Finance Corp 4.800% due 02/15/44	100,000	101,989
5.250% due 02/15/43	100,000	106,591
6.125% due 03/01/22	50,000	57,788
Northern States Power Co 2.150% due 08/15/22	100,000	95,802
2.600% due 05/15/23	100,000	96,906
NSTAR Electric Co 2.375% due 10/15/22	100,000	95,149
Oglethorpe Power Corp 4.550% due 06/01/44	50,000	49,271

	Principal Amount	Value
Ohio Edison Co 6.875% due 07/15/36	$150,000	$185,391
Ohio Power Co 5.375% due 10/01/21	30,000	34,215
Oklahoma Gas & Electric Co 4.550% due 03/15/44	100,000	103,152
Oncor Electric Delivery Co LLC 2.150% due 06/01/19	50,000	49,608
5.300% due 06/01/42	100,000	111,423
7.000% due 05/01/32	50,000	65,248
ONE Gas Inc 4.658% due 02/01/44	200,000	209,529
Pacific Gas & Electric Co 2.450% due 08/15/22	100,000	94,802
3.500% due 06/15/25	100,000	99,870
3.850% due 11/15/23	50,000	51,887
4.300% due 03/15/45	105,000	100,876
4.750% due 02/15/44	100,000	103,120
6.050% due 03/01/34	250,000	300,608
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	37,846
Potomac Electric Power Co 3.600% due 03/15/24	100,000	102,228
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	59,865
PPL Electric Utilities Corp 2.500% due 09/01/22	100,000	96,798
4.750% due 07/15/43	50,000	52,679
5.200% due 07/15/41	25,000	27,917
Progress Energy Inc 7.750% due 03/01/31	100,000	134,975
PSEG Power LLC 2.450% due 11/15/18	200,000	200,691
4.150% due 09/15/21	100,000	104,905
Public Service Co of Colorado 2.900% due 05/15/25	100,000	96,857
4.300% due 03/15/44	200,000	201,234
Public Service Electric & Gas Co 3.050% due 11/15/24	50,000	49,455
4.050% due 05/01/45	50,000	47,651
Puget Energy Inc 3.650% due 05/15/25 ~	100,000	97,923
6.000% due 09/01/21	100,000	114,631
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	30,125
San Diego Gas & Electric Co 3.000% due 08/15/21	100,000	102,522
3.600% due 09/01/23	100,000	103,691
Sempra Energy 9.800% due 02/15/19	50,000	62,809
South Carolina Electric & Gas Co 4.600% due 06/15/43	100,000	98,729
5.300% due 05/15/33	50,000	53,899
5.450% due 02/01/41	50,000	56,414
Southern California Edison Co 3.500% due 10/01/23	100,000	102,558
3.875% due 06/01/21	100,000	107,094
3.900% due 03/15/43	50,000	46,534
4.500% due 09/01/40	50,000	50,731
5.500% due 08/15/18	100,000	111,921
Southern California Gas Co 3.150% due 09/15/24	100,000	99,836
4.450% due 03/15/44	100,000	103,566
Southwestern Electric Power Co 3.900% due 04/01/45	50,000	43,539
6.200% due 03/15/40	50,000	60,372
Tampa Electric Co 4.200% due 05/15/45	100,000	97,963
6.100% due 05/15/18	35,000	39,337
The Southern Co 2.750% due 06/15/20	100,000	100,266

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-22

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
TransAlta Corp (Canada) 1.900% due 06/03/17	$63,000	$62,703
Tucson Electric Power Co (Canada) 3.050% due 03/15/25	50,000	48,141
Union Electric Co 8.450% due 03/15/39	100,000	159,995
Virginia Electric & Power Co 1.200% due 01/15/18	100,000	99,659
2.950% due 01/15/22	100,000	99,679
3.450% due 02/15/24	100,000	101,268
4.650% due 08/15/43	100,000	103,613
5.000% due 06/30/19	35,000	38,839
8.875% due 11/15/38	25,000	38,486
WEC Energy Group Inc 3.550% due 06/15/25	100,000	99,787
Westar Energy Inc 4.100% due 04/01/43	100,000	98,133
Wisconsin Electric Power Co 1.700% due 06/15/18	100,000	100,196
4.250% due 12/15/19	25,000	27,185

		13,882,894

Total Corporate Bonds & Notes (Cost $212,870,204)		212,690,750

MORTGAGE-BACKED SECURITIES - 29.6%

Collateralized Mortgage Obligations - Commercial - 1.9%

Banc of America Commercial Mortgage Trust 5.356% due 10/10/45 "	50,000	51,246
5.613% due 04/10/49 " §	100,000	104,731
5.623% due 04/10/49 " §	200,000	210,934
Bear Stearns Commercial Mortgage Securities Trust 5.537% due 10/12/41 "	90,420	94,009
5.915% due 06/11/50 " §	450,000	486,735
Citigroup Commercial Mortgage Trust 3.372% due 10/10/47 "	700,000	706,846
5.899% due 12/10/49 " §	200,000	214,087
Commercial Mortgage Trust 3.660% due 10/10/46 "	400,000	422,574
3.819% due 06/10/47 "	900,000	939,954
5.444% due 03/10/39 "	90,654	95,370
Fannie Mae 2.323% due 11/25/18 " §	850,000	870,156
2.717% due 02/25/22 "	500,000	508,887
Freddie Mac Multifamily Structured Pass-Through Certificates 1.875% due 04/25/22 "	458,755	460,069
3.171% due 10/25/24 "	1,500,000	1,532,073
3.250% due 04/25/23 " §	1,700,000	1,771,242
3.398% due 07/25/19 "	396,775	414,557
JPMBB Commercial Mortgage Securities Trust 4.133% due 08/15/46 " §	600,000	644,351
JPMorgan Chase Commercial Mortgage Securities Trust 2.665% due 01/15/46 "	1,000,000	1,026,433
3.143% due 12/15/47 "	500,000	507,944
5.336% due 05/15/47 "	95,855	100,149
5.372% due 05/15/45 " §	300,000	322,382
5.399% due 05/15/45 "	452,451	466,810
5.429% due 12/12/43 "	95,290	99,059
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	74,785	80,985
ML-CFC Commercial Mortgage Trust 6.076% due 08/12/49 " §	175,000	187,999
Morgan Stanley Capital I Trust 5.439% due 02/12/44 "	11,974	11,965
5.514% due 11/12/49 " §	97,056	101,793

	Principal Amount	Value
5.569% due 12/15/44 "	$450,000	$478,084
5.809% due 12/12/49 "	358,197	384,778
6.104% due 06/11/49 " §	94,734	101,238
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	500,000	532,384
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	259,447
Wachovia Bank Commercial Mortgage Trust 5.795% due 07/15/45 " §	100,000	104,265
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45 "	700,000	700,562

		14,994,098

Fannie Mae - 13.5%

1.950% due 09/01/37 " §	40,978	44,145
2.190% due 08/01/39 " §	31,957	34,000
2.376% due 06/01/38 " §	11,564	12,276
2.500% due 10/01/27 - 01/01/43 "	7,028,634	7,114,307
2.864% due 07/01/41 " §	469,013	487,123
3.000% due 05/01/22 - 07/01/45 "	24,252,771	24,519,468
3.056% due 03/01/41 " §	237,795	253,431
3.284% due 01/01/41 " §	191,267	202,852
3.500% due 10/01/25 - 07/01/45 "	28,754,164	29,797,942
4.000% due 09/01/18 - 07/01/45 "	20,082,724	21,297,468
4.500% due 05/01/18 - 09/01/43 "	10,320,493	11,170,575
5.000% due 12/01/17 - 01/01/42 "	5,832,459	6,433,484
5.500% due 11/01/33 - 07/01/41 "	3,742,309	4,204,042
6.000% due 09/01/34 - 06/01/40 "	1,639,491	1,867,923
6.500% due 09/01/36 - 07/01/38 "	297,828	342,424

		107,781,460

Freddie Mac - 7.0%

2.273% due 11/01/37 " §	52,065	55,499
2.500% due 08/01/28 - 07/01/30 "	4,793,686	4,864,350
3.000% due 09/01/26 - 07/01/45 "	12,784,275	12,863,628
3.500% due 06/01/21 - 07/01/45 "	12,551,823	12,938,995
4.000% due 02/01/25 - 07/01/45 "	10,791,717	11,427,653
4.500% due 08/01/24 - 10/01/41 "	7,006,258	7,584,958
5.000% due 03/01/19 - 03/01/41 "	2,439,227	2,689,276
5.500% due 12/01/16 - 08/01/40 "	1,656,073	1,851,945
6.000% due 04/01/36 - 05/01/40 "	1,570,119	1,781,134
6.500% due 08/01/37 - 04/01/39 "	163,747	187,860

		56,245,298

Government National Mortgage Association - 7.2%

2.500% due 01/20/43 "	376,915	363,671
3.000% due 08/20/42 - 07/01/45 "	11,314,311	11,449,696
3.500% due 10/15/41 - 07/01/45 "	18,056,082	18,761,176
4.000% due 06/15/39 - 07/01/45 "	11,886,339	12,641,072
4.500% due 02/15/39 - 07/01/45 "	7,930,963	8,601,318
5.000% due 05/15/36 - 10/20/43 "	3,557,807	3,949,999
5.500% due 04/15/37 - 04/15/40 "	1,402,731	1,585,566
6.000% due 01/15/38 - 06/15/41 "	502,299	574,603
6.500% due 10/15/38 - 02/15/39 "	82,714	98,626

		58,025,727

Total Mortgage-Backed Securities (Cost $235,623,780)		237,046,583

ASSET-BACKED SECURITIES - 0.5%

Capital Auto Receivables Asset Trust 1.680% due 04/20/18 "	354,000	357,091
Carmax Auto Owner Trust 0.840% due 11/15/18 "	300,000	299,249
CenterPoint Energy Restoration Bond Co LLC 3.460% due 08/15/19 "	194,602	201,094
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	197,329

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-23

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Citibank Credit Card Issuance Trust 2.680% due 06/07/23 "	$500,000	$510,604
5.350% due 02/07/20 "	350,000	385,220
5.650% due 09/20/19 "	100,000	109,459
6.150% due 06/15/39 "	250,000	323,838
Hyundai Auto Receivables Trust 1.550% due 03/15/19 "	250,000	251,766
Nissan Auto Receivables Owner Trust 1.110% due 05/15/19 "	1,000,000	1,001,550

Total Asset-Backed Securities (Cost $3,646,791)		3,637,200

U.S. GOVERNMENT AGENCY ISSUES - 3.0%

Fannie Mae
0.375% due 07/05/16	500,000	499,943
0.750% due 04/20/17	500,000	500,619
0.875% due 08/28/17	150,000	150,379
0.875% due 10/26/17	400,000	400,294
0.875% due 12/20/17	350,000	349,710
0.875% due 02/08/18	750,000	748,472
0.875% due 05/21/18	500,000	496,884
1.000% due 09/27/17	250,000	250,991
1.125% due 07/20/18	1,000,000	999,891
1.250% due 09/28/16	700,000	706,882
1.250% due 01/30/17	2,500,000	2,526,155
1.750% due 01/30/19	100,000	101,410
2.625% due 09/06/24	960,000	960,066
5.000% due 05/11/17	150,000	161,861
5.375% due 06/12/17	200,000	217,865
5.625% due 07/15/37	100,000	132,035
7.125% due 01/15/30	525,000	772,028
Federal Farm Credit Bank 1.100% due 06/01/18	500,000	500,263
5.125% due 08/25/16	150,000	158,041
Federal Home Loan Bank 0.625% due 12/28/16	300,000	300,388
0.875% due 05/24/17	700,000	702,331
1.200% due 11/21/18	200,000	198,455
4.750% due 12/16/16	50,000	52,979
5.000% due 11/17/17	800,000	877,808
5.375% due 08/15/18	200,000	225,328
5.500% due 07/15/36	100,000	129,206
Financing Corp 10.700% due 10/06/17	50,000	60,879
Freddie Mac 0.500% due 01/27/17	1,500,000	1,498,407
0.750% due 01/12/18	300,000	298,516
1.000% due 03/08/17	400,000	402,534
1.000% due 07/28/17	250,000	251,201
1.250% due 10/02/19	1,200,000	1,183,510
1.375% due 05/01/20	2,000,000	1,970,696
1.750% due 05/30/19	200,000	202,142
2.000% due 08/25/16	700,000	712,466
2.375% due 01/13/22	2,350,000	2,378,235
4.875% due 06/13/18	400,000	444,206
5.000% due 04/18/17	300,000	323,654
5.125% due 11/17/17	200,000	220,078
6.250% due 07/15/32	225,000	311,599
Tennessee Valley Authority 2.875% due 09/15/24	500,000	502,186
3.500% due 12/15/42	100,000	93,265
3.875% due 02/15/21	65,000	71,523
5.250% due 09/15/39	25,000	30,380
5.375% due 04/01/56	50,000	60,339
6.750% due 11/01/25	150,000	200,300
7.125% due 05/01/30	50,000	71,209

Total U.S. Government Agency Issues (Cost $24,094,291)		24,407,609

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 36.0%

U.S. Treasury Bonds - 4.6%

2.500% due 02/15/45	$1,100,000	$963,703
2.750% due 08/15/42	2,450,000	2,271,802
2.750% due 11/15/42	1,850,000	1,713,418
2.875% due 05/15/43	6,200,000	5,881,283
3.000% due 05/15/42	1,075,000	1,048,545
3.125% due 11/15/41	975,000	977,133
3.125% due 02/15/43	2,625,000	2,616,592
3.125% due 08/15/44	5,600,000	5,583,374
3.625% due 08/15/43	1,525,000	1,670,232
3.750% due 08/15/41	1,300,000	1,453,563
3.750% due 11/15/43	1,000,000	1,119,688
4.250% due 11/15/40	750,000	903,809
4.375% due 05/15/40	1,025,000	1,257,226
4.375% due 05/15/41	775,000	953,916
4.500% due 02/15/36	2,050,000	2,569,066
4.500% due 08/15/39	700,000	872,976
4.625% due 02/15/40	625,000	793,896
5.375% due 02/15/31	1,100,000	1,476,062
6.250% due 05/15/30	1,550,000	2,232,848
7.500% due 11/15/16	500,000	548,262

		36,907,394

U.S. Treasury Notes - 31.4%

0.500% due 07/31/16	7,000,000	7,009,842
0.500% due 08/31/16	5,500,000	5,506,017
0.500% due 07/31/17	500,000	498,164
0.625% due 07/15/16	3,000,000	3,007,968
0.625% due 08/15/16	4,000,000	4,010,624
0.625% due 10/15/16	4,500,000	4,510,548
0.625% due 12/15/16	7,900,000	7,916,353
0.625% due 02/15/17	3,000,000	3,003,282
0.625% due 05/31/17	3,800,000	3,798,218
0.625% due 08/31/17	4,000,000	3,992,500
0.625% due 09/30/17	5,000,000	4,985,155
0.625% due 11/30/17	1,000,000	995,234
0.625% due 04/30/18	2,000,000	1,980,782
0.750% due 12/31/17	1,250,000	1,246,778
0.750% due 02/28/18	8,200,000	8,163,485
0.875% due 11/30/16	1,150,000	1,156,379
0.875% due 12/31/16	6,750,000	6,787,442
0.875% due 01/31/17	2,000,000	2,010,468
0.875% due 02/28/17	500,000	502,539
0.875% due 04/30/17	3,500,000	3,516,954
0.875% due 08/15/17	4,500,000	4,516,173
0.875% due 01/31/18	1,000,000	1,000,000
1.000% due 10/31/16	2,100,000	2,115,095
1.000% due 05/31/18	5,600,000	5,598,690
1.125% due 04/30/20	4,500,000	4,392,774
1.250% due 01/31/19	3,225,000	3,224,245
1.250% due 10/31/19	750,000	742,676
1.250% due 01/31/20	750,000	739,512
1.250% due 02/29/20	9,000,000	8,860,077
1.375% due 06/30/18	1,000,000	1,010,312
1.375% due 07/31/18	4,000,000	4,037,812
1.375% due 09/30/18	3,600,000	3,627,562
1.375% due 11/30/18	1,500,000	1,510,782
1.375% due 12/31/18	650,000	653,351
1.375% due 01/31/20	7,700,000	7,635,027
1.500% due 08/31/18	1,250,000	1,265,528
1.500% due 12/31/18	11,700,000	11,808,775
1.500% due 03/31/19	3,000,000	3,021,327
1.625% due 06/30/19	2,000,000	2,017,656
1.625% due 08/31/19	4,400,000	4,431,970
1.625% due 08/15/22	2,025,000	1,960,927
1.625% due 11/15/22	6,975,000	6,734,146
1.750% due 10/31/20	5,100,000	5,100,398

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-24

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
1.750% due 05/15/22	$1,250,000	$1,224,805
1.750% due 05/15/23	5,250,000	5,073,222
1.875% due 08/31/17	400,000	410,000
1.875% due 09/30/17	1,600,000	1,639,875
1.875% due 10/31/17	1,700,000	1,742,367
1.875% due 06/30/20	4,200,000	4,244,625
2.000% due 07/31/20	3,000,000	3,049,218
2.000% due 09/30/20	2,500,000	2,535,352
2.000% due 08/31/21	3,000,000	3,007,266
2.000% due 11/15/21	2,000,000	2,001,718
2.000% due 02/15/22	1,100,000	1,098,797
2.000% due 02/15/23	6,950,000	6,865,293
2.125% due 08/15/21	2,200,000	2,222,860
2.250% due 07/31/18	1,400,000	1,450,422
2.250% due 11/15/24	2,000,000	1,984,532
2.375% due 07/31/17	1,400,000	1,448,453
2.375% due 06/30/18	1,500,000	1,559,296
2.375% due 08/15/24	6,300,000	6,325,099
2.500% due 06/30/17	800,000	829,250
2.500% due 08/15/23	4,450,000	4,541,087
2.625% due 01/31/18	1,000,000	1,044,609
2.625% due 08/15/20	1,800,000	1,881,562
2.625% due 11/15/20	2,000,000	2,088,124
2.750% due 11/30/16	500,000	515,899
2.750% due 05/31/17	900,000	936,281
2.750% due 12/31/17	1,000,000	1,047,188
2.750% due 02/28/18	1,100,000	1,153,109
2.750% due 02/15/19	1,350,000	1,420,454
2.750% due 11/15/23	5,000,000	5,192,190
2.750% due 02/15/24	5,000,000	5,184,765
2.875% due 03/31/18	1,000,000	1,052,109
3.000% due 09/30/16	1,500,000	1,548,047
3.000% due 02/28/17	1,200,000	1,248,374
3.125% due 01/31/17	950,000	988,668
3.125% due 05/15/21	1,750,000	1,870,585
3.375% due 11/15/19	1,750,000	1,887,812
3.625% due 02/15/21	1,000,000	1,096,641
3.750% due 11/15/18	2,475,000	2,686,729
3.875% due 05/15/18	1,200,000	1,298,626
4.000% due 08/15/18	1,050,000	1,146,305
4.250% due 11/15/17	900,000	972,914
4.500% due 05/15/17	1,000,000	1,071,953

		251,190,028

Total U.S. Treasury Obligations (Cost $286,070,763)		288,097,422

FOREIGN GOVERNMENT BONDS & NOTES - 1.9%

Brazilian Government (Brazil) 2.625% due 01/05/23	250,000	221,875
4.250% due 01/07/25	400,000	386,500
5.625% due 01/07/41	25,000	24,000
7.125% due 01/20/37	200,000	227,000
8.000% due 01/15/18	83,334	90,500
8.250% due 01/20/34	100,000	124,500
8.750% due 02/04/25	81,000	106,718
8.875% due 10/14/19	100,000	124,500
10.125% due 05/15/27	52,000	76,960
Canada Government (Canada) 1.625% due 02/27/19	550,000	555,109
Chile Government (Chile) 2.250% due 10/30/22	150,000	145,350
Colombia Government (Colombia) 4.375% due 07/12/21	300,000	314,550
5.000% due 06/15/45	300,000	279,000
7.375% due 01/27/17	400,000	437,200
7.375% due 03/18/19	100,000	116,300
Export Development Canada (Canada) 0.750% due 12/15/17	125,000	124,340
0.875% due 01/30/17	100,000	100,322
1.250% due 10/26/16	100,000	100,950

	Principal Amount	Value
Hydro-Quebec (Canada) 8.400% due 01/15/22	$100,000	$132,146
Israel Government (Israel) 5.125% due 03/26/19	300,000	337,875
Israel Government AID (Israel) 5.500% due 04/26/24	25,000	30,506
Italy Government (Italy) 5.250% due 09/20/16	450,000	472,173
5.375% due 06/15/33	100,000	111,751
6.875% due 09/27/23	150,000	187,496
Japan Bank for International Cooperation (Japan) 1.750% due 07/31/18	200,000	202,118
2.125% due 02/07/19	200,000	203,839
3.375% due 07/31/23	200,000	212,318
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	107,494
Mexico Government (Mexico) 3.500% due 01/21/21	90,000	92,115
3.600% due 01/30/25	300,000	296,550
3.625% due 03/15/22	296,000	300,884
4.000% due 10/02/23	550,000	565,950
4.750% due 03/08/44	264,000	253,440
5.625% due 01/15/17	100,000	106,800
6.750% due 09/27/34	225,000	283,500
Panama Government (Panama) 4.000% due 09/22/24	200,000	202,000
6.700% due 01/26/36	100,000	124,000
8.875% due 09/30/27	100,000	142,000
Peruvian Government (Peru) 7.125% due 03/30/19	200,000	233,400
8.750% due 11/21/33	200,000	303,000
Philippine Government (Philippines) 3.950% due 01/20/40	300,000	303,750
4.000% due 01/15/21	325,000	352,235
6.375% due 10/23/34	250,000	332,187
7.750% due 01/14/31	200,000	289,250
Poland Government (Poland) 3.000% due 03/17/23	150,000	147,645
4.000% due 01/22/24	150,000	157,688
6.375% due 07/15/19	200,000	231,600
Province of British Columbia (Canada) 1.200% due 04/25/17	100,000	100,828
2.000% due 10/23/22	100,000	98,012
2.650% due 09/22/21	100,000	102,899
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	100,940
Province of Ontario (Canada) 1.100% due 10/25/17	250,000	250,462
1.200% due 02/14/18	125,000	125,025
2.000% due 09/27/18	125,000	127,269
4.000% due 10/07/19	150,000	163,915
4.400% due 04/14/20	250,000	278,065
Province of Quebec (Canada) 2.750% due 08/25/21	100,000	102,360
3.500% due 07/29/20	100,000	107,212
5.125% due 11/14/16	100,000	105,974
7.500% due 07/15/23	100,000	132,829
7.500% due 09/15/29	75,000	108,538
Republic of Korea (South Korea) 7.125% due 04/16/19	100,000	118,960
South Africa Government (South Africa) 4.665% due 01/17/24	100,000	102,750
6.250% due 03/08/41	200,000	226,750
6.875% due 05/27/19	100,000	114,250
Turkey Government (Turkey) 4.875% due 04/16/43	600,000	548,226
5.750% due 03/22/24	200,000	217,500
6.750% due 04/03/18	350,000	386,832

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-25

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
6.875% due 03/17/36	$200,000	$232,750
7.000% due 06/05/20	100,000	114,396
7.250% due 03/05/38	200,000	242,651
7.375% due 02/05/25	400,000	481,000
Ukraine Government AID Bonds (Ukraine) 1.847% due 05/29/20	301,000	302,742
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	123,023
5.100% due 06/18/50	200,000	191,000

Total Foreign Government Bonds & Notes (Cost $15,563,764)		15,578,542

MUNICIPAL BONDS - 0.9%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	25,000	30,750
8.084% due 02/15/50	300,000	448,098
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	32,338
7.043% due 04/01/50	50,000	68,632
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	30,430
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	115,285
City of Houston TX Utility System Revenue ‘B’ 3.828% due 05/15/28	200,000	206,316
City of New York NY 5.517% due 10/01/37	40,000	47,477
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	121,116
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	30,473
Commonwealth of Massachusetts 4.910% due 05/01/29	100,000	112,185
5.456% due 12/01/39	25,000	30,597
Commonwealth of Pennsylvania 5.450% due 02/15/30	500,000	575,230
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	171,236
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	58,471
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	119,817
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	30,545
Los Angeles Unified School District CA 5.750% due 07/01/34	300,000	360,243
6.758% due 07/01/34	100,000	130,682
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	29,514
6.668% due 11/15/39	55,000	72,543
Metropolitan Transportation Authority NY ‘A2’ 6.089% due 11/15/40	200,000	254,016
Municipal Electric Authority of Georgia 6.637% due 04/01/57	25,000	30,317
6.655% due 04/01/57	100,000	116,858
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	143,021
New Jersey State Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	135,443
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	156,826

	Principal Amount	Value
New York City Transitional Finance Authority 5.572% due 11/01/38	$30,000	$36,481
New York City Water & Sewer System 5.952% due 06/15/42	50,000	63,200
6.011% due 06/15/42	10,000	12,915
New York State Dormitory Authority 5.500% due 03/15/30	240,000	278,143
New York State Urban Development Corp 5.770% due 03/15/39	25,000	29,581
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	134,109
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	30,373
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	86,400
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	54,399
Port Authority of New York & New Jersey 4.458% due 10/01/62	100,000	98,508
5.647% due 11/01/40	150,000	176,541
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	63,257
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	102,010
State of California 5.750% due 03/01/17	50,000	53,959
6.200% due 10/01/19	25,000	29,155
7.300% due 10/01/39	100,000	141,542
7.500% due 04/01/34	50,000	69,528
7.550% due 04/01/39	150,000	216,985
7.600% due 11/01/40	270,000	394,789
7.625% due 03/01/40	40,000	58,625
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	54,935
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	58,354
State of Illinois 5.665% due 03/01/18	200,000	214,516
6.725% due 04/01/35	100,000	106,081
State of Texas 5.517% due 04/01/39	100,000	124,667
State of Utah ‘D’ 4.554% due 07/01/24	15,000	16,634
State of Washington ‘D’ 5.481% due 08/01/39	25,000	30,180
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	28,873
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	341,244
University of California 4.131% due 05/15/45	400,000	375,296
4.767% due 05/15/15	75,000	68,131
4.858% due 05/15/12	100,000	92,209

Total Municipal Bonds (Cost $6,893,053)		7,300,079

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-26

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 4.7%

Money Market Fund - 4.7%

Federated Prime Obligations Fund	37,288,568	$37,288,568

Total Short-Term Investment (Cost $37,288,568)		37,288,568

TOTAL INVESTMENTS - 103.2% (Cost $822,051,214)		826,046,753

OTHER ASSETS & LIABILITIES, NET - (3.2%)		(25,299,496)

NET ASSETS - 100.0%		$800,747,257

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	36.0%
Mortgage-Backed Securities	29.6%
Corporate Bonds & Notes	26.6%
Short-Term Investment	4.7%
U.S. Government Agency Issues	3.0%
Others (each less than 3.0%)	3.3%

	103.2%
Other Assets & Liabilities, Net	(3.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$212,690,750	$-	$212,690,750	$-
	Mortgage-Backed Securities	237,046,583	-	237,046,583	-
	Asset-Backed Securities	3,637,200	-	3,637,200	-
	U.S. Government Agency Issues	24,407,609	-	24,407,609	-
	U.S. Treasury Obligations	288,097,422	-	288,097,422	-
	Foreign Government Bonds & Notes	15,578,542	-	15,578,542	-
	Municipal Bonds	7,300,079	-	7,300,079	-
	Short-Term Investment	37,288,568	37,288,568	-	-

	Total	$826,046,753	$37,288,568	$788,758,185	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-27

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.0%

Consumer Discretionary - 20.3%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$70,000	$56,963
Acosta Inc 7.750% due 10/01/22 ~	80,000	80,800
Affinion Group Inc 7.875% due 12/15/18	100,000	67,000
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	199,060
Altice Finco SA (Luxembourg)
8.125% due 01/15/24 ~	200,000	202,500
9.875% due 12/15/20 ~	100,000	110,250
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	400,000	388,000
Altice US Finance I Corp 5.375% due 07/15/23 ~	200,000	195,000
AMC Entertainment Inc (China)
5.750% due 06/15/25 ~	88,000	86,240
5.875% due 02/15/22	100,000	102,000
AMC Networks Inc
4.750% due 12/15/22	68,000	68,255
7.750% due 07/15/21	100,000	108,500
American Axle & Manufacturing Inc 6.625% due 10/15/22	50,000	52,750
American Tire Distributors Inc 10.250% due 03/01/22 ~	47,000	50,408
Ancestry.com Inc 11.000% due 12/15/20	100,000	114,250
Aramark Services Inc 5.750% due 03/15/20	114,000	119,230
Argos Merger Sub Inc 7.125% due 03/15/23 ~	267,000	280,350
Beazer Homes USA Inc 9.125% due 05/15/19	50,000	52,313
Best Buy Co Inc
5.000% due 08/01/18	48,000	50,880
5.500% due 03/15/21	100,000	104,210
Boyd Gaming Corp 6.875% due 05/15/23	37,000	38,110
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	99,000
6.500% due 12/15/20 ~	40,000	40,017
Cablevision Systems Corp
5.875% due 09/15/22	100,000	97,250
7.750% due 04/15/18	100,000	108,250
8.000% due 04/15/20	100,000	108,750
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	100,000	94,500
11.000% due 10/01/21	200,000	168,500
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	50,000	37,750
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	101,250
CCO Holdings LLC
5.125% due 02/15/23	125,000	122,187
5.125% due 05/01/23 ~	200,000	195,250
5.250% due 03/15/21	100,000	100,000
5.250% due 09/30/22	100,000	98,750
5.375% due 05/01/25 ~	100,000	97,625
5.750% due 09/01/23	50,000	50,219
5.750% due 01/15/24	100,000	101,000
5.875% due 05/01/27 ~	100,000	97,875
6.500% due 04/30/21	100,000	104,875
7.000% due 01/15/19	86,000	89,440
7.375% due 06/01/20	50,000	52,938

	Principal Amount	Value
Cedar Fair LP 5.250% due 03/15/21	$50,000	$51,625
Century Intermediate Holding Co 2 9.750% PIK due 02/15/19 ~	100,000	104,375
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	144,000	131,310
6.375% due 09/15/20 ~	117,000	116,649
CHC Helicopter SA (Cayman) 9.250% due 10/15/20	90,000	65,925
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	50,000	40,500
Choice Hotels International Inc 5.750% due 07/01/22	50,000	54,438
Cinemark USA Inc 4.875% due 06/01/23	125,000	120,625
Claire’s Stores Inc
8.875% due 03/15/19	50,000	22,750
9.000% due 03/15/19 ~	150,000	127,500
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	207,000	214,810
7.625% due 03/15/20	200,000	209,250
CST Brands Inc 5.000% due 05/01/23	50,000	50,000
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	92,125
Dana Holding Corp
5.375% due 09/15/21	50,000	51,438
5.500% due 12/15/24	100,000	98,750
DISH DBS Corp
4.250% due 04/01/18	167,000	170,340
4.625% due 07/15/17	150,000	154,875
5.000% due 03/15/23	100,000	93,000
5.125% due 05/01/20	100,000	101,375
5.875% due 07/15/22	200,000	196,500
5.875% due 11/15/24	265,000	255,228
6.750% due 06/01/21	200,000	209,000
DR Horton Inc
3.750% due 03/01/19	110,000	111,100
4.375% due 09/15/22	100,000	97,500
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	96,000
Family Tree Escrow LLC
5.250% due 03/01/20 ~	10,000	10,513
5.750% due 03/01/23 ~	295,000	309,750
FCA US LLC (United Kingdom) 8.250% due 06/15/21	250,000	273,125
Fiat Chrysler Automobiles NV (United Kingdom)
4.500% due 04/15/20 ~	200,000	199,500
5.250% due 04/15/23 ~	250,000	245,675
GameStop Corp 5.500% due 10/01/19 ~	50,000	51,625
Getty Images Inc 7.000% due 10/15/20 ~	100,000	46,000
Gibson Brands Inc 8.875% due 08/01/18 ~	50,000	50,750
GLP Capital LP
4.375% due 11/01/18	111,000	114,469
4.875% due 11/01/20	72,000	73,620
5.375% due 11/01/23	26,000	26,845
Gray Television Inc 7.500% due 10/01/20	100,000	106,375
Group 1 Automotive Inc 5.000% due 06/01/22	65,000	65,000
Guitar Center Inc 6.500% due 04/15/19 ~	55,000	50,600
Hilton Worldwide Finance LLC 5.625% due 10/15/21	163,000	170,123
Icahn Enterprises LP
3.500% due 03/15/17	100,000	100,875
4.875% due 03/15/19	100,000	101,020

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-28

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
5.875% due 02/01/22	$100,000	$102,125
6.000% due 08/01/20	240,000	248,700
iHeartCommunications Inc
9.000% due 12/15/19	200,000	191,350
9.000% due 03/01/21	150,000	137,250
9.000% due 09/15/22	115,000	104,650
10.000% due 01/15/18	140,000	113,225
11.250% due 03/01/21	100,000	97,500
Interactive Data Corp 5.875% due 04/15/19 ~	50,000	50,500
International Game Technology PLC (United Kingdom)
5.625% due 02/15/20 ~	200,000	196,500
6.250% due 02/15/22 ~	200,000	192,000
6.500% due 02/15/25 ~	100,000	93,000
Isle of Capri Casinos Inc 5.875% due 03/15/21	150,000	154,875
Jaguar Land Rover Automotive PLC (India) 4.125% due 12/15/18 ~	200,000	203,250
Jarden Corp 7.500% due 05/01/17	75,000	81,937
JC Penney Corp Inc
5.650% due 06/01/20	150,000	136,125
6.375% due 10/15/36	51,000	38,123
7.400% due 04/01/37	63,000	51,503
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	50,000	47,313
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	102,500
KB Home
4.750% due 05/15/19	200,000	199,500
7.000% due 12/15/21	100,000	103,750
L Brands Inc
5.625% due 02/15/22	50,000	52,875
5.625% due 10/15/23	100,000	105,500
6.625% due 04/01/21	50,000	55,219
6.900% due 07/15/17	50,000	54,625
7.600% due 07/15/37	100,000	113,250
8.500% due 06/15/19	100,000	118,437
Lamar Media Corp
5.000% due 05/01/23	100,000	99,500
5.375% due 01/15/24	45,000	45,844
Landry’s Inc 9.375% due 05/01/20 ~	100,000	107,750
Laureate Education Inc 10.000% due 09/01/19 ~	113,000	105,796
Lear Corp
4.750% due 01/15/23	100,000	99,000
5.250% due 01/15/25	50,000	49,375
Lennar Corp
4.500% due 06/15/19	40,000	41,000
4.500% due 11/15/19	100,000	101,750
4.750% due 12/15/17	100,000	104,500
4.750% due 11/15/22	100,000	98,750
4.750% due 05/30/25	100,000	97,500
Levi Strauss & Co 5.000% due 05/01/25 ~	240,000	233,400
Liberty Interactive LLC 8.250% due 02/01/30	100,000	105,500
LIN Television Corp 5.875% due 11/15/22 ~	100,000	101,500
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	50,000	50,250
LKQ Corp 4.750% due 05/15/23	100,000	95,875
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	97,000
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	100,000	110,500
MDC Holdings Inc 5.500% due 01/15/24	100,000	98,750

	Principal Amount	Value
MDC Partners Inc 6.750% due 04/01/20 ~	$77,000	$77,000
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	100,500
MGM Resorts International
6.000% due 03/15/23	100,000	101,500
6.625% due 12/15/21	119,000	124,950
6.750% due 10/01/20	100,000	106,230
7.625% due 01/15/17	100,000	106,875
7.750% due 03/15/22	100,000	110,500
8.625% due 02/01/19	250,000	283,750
10.000% due 11/01/16	50,000	54,500
MHGE Parent LLC 8.500% due 08/01/19 ~	90,000	91,012
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	52,500
Mohegan Tribal Gaming Authority 9.750% due 09/01/21	80,000	84,200
MPG Holdco I Inc 7.375% due 10/15/22	130,000	139,100
MTR Gaming Group Inc 11.500% due 08/01/19	150,000	160,312
National CineMedia LLC 6.000% due 04/15/22	50,000	52,060
NCL Corp Ltd 5.250% due 11/15/19 ~	55,000	56,581
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	27,000	28,620
8.750% PIK due 10/15/21 ~	114,000	122,977
Netflix Inc
5.375% due 02/01/21	99,000	103,207
5.500% due 02/15/22 ~	50,000	51,875
5.875% due 02/15/25 ~	75,000	78,008
New Academy Finance Co LLC 8.000% PIK due 06/15/18 ~	100,000	101,000
New Red Finance Inc (Canada)
4.625% due 01/15/22 ~	156,000	154,050
6.000% due 04/01/22 ~	200,000	206,000
Nexstar Broadcasting Inc 6.875% due 11/15/20	100,000	106,375
Nine West Holdings Inc
6.125% due 11/15/34	50,000	23,250
8.250% due 03/15/19 ~	100,000	67,750
Numericable-SFR SAS (France)
4.875% due 05/15/19 ~	250,000	248,125
6.000% due 05/15/22 ~	300,000	296,437
6.250% due 05/15/24 ~	150,000	147,937
Outerwall Inc 5.875% due 06/15/21	100,000	94,000
Party City Holdings Inc 8.875% due 08/01/20	100,000	107,250
Penn National Gaming Inc 5.875% due 11/01/21	50,000	50,625
Penske Automotive Group Inc 5.750% due 10/01/22	100,000	104,500
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	52,375
Petco Holdings Inc 8.500% PIK due 10/15/17 ~	100,000	103,000
Pinnacle Entertainment Inc
6.375% due 08/01/21	113,000	120,486
7.500% due 04/15/21	70,000	74,462
7.750% due 04/01/22	100,000	110,250
Pittsburgh Glass Works LLC 8.000% due 11/15/18 ~	127,000	134,302
PulteGroup Inc 6.000% due 02/15/35	100,000	97,750
PVH Corp 4.500% due 12/15/22	56,000	55,720
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	100,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-29

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Radio One Inc 7.375% due 04/15/22 ~	$100,000	$98,375
Regal Entertainment Group
5.750% due 03/15/22	54,000	54,807
5.750% due 02/01/25	100,000	98,000
Rent-A-Center Inc 6.625% due 11/15/20	100,000	98,250
Royal Caribbean Cruises Ltd 5.250% due 11/15/22	100,000	103,931
RSI Home Products Inc 6.500% due 03/15/23 ~	67,000	67,838
Sabre GLBL Inc 5.375% due 04/15/23 ~	47,000	46,530
Sally Holdings LLC
5.750% due 06/01/22	50,000	52,625
6.875% due 11/15/19	100,000	105,000
Scientific Games Corp 8.125% due 09/15/18	100,000	95,000
Scientific Games International Inc
7.000% due 01/01/22 ~	100,000	103,750
10.000% due 12/01/22	200,000	193,625
Sears Holdings Corp 6.625% due 10/15/18	100,000	96,000
Serta Simmons Holdings LLC 8.125% due 10/01/20 ~	100,000	106,000
Service Corp International
4.500% due 11/15/20	100,000	102,875
5.375% due 05/15/24	115,000	120,750
Shea Homes LP 5.875% due 04/01/23 ~	100,000	101,750
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	101,125
5.625% due 08/01/24 ~	95,000	93,219
Sirius XM Radio Inc
4.250% due 05/15/20 ~	80,000	79,800
4.625% due 05/15/23 ~	80,000	75,400
5.750% due 08/01/21 ~	100,000	103,125
6.000% due 07/15/24 ~	195,000	197,437
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	75,850
Sonic Automotive Inc 5.000% due 05/15/23	100,000	98,250
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	104,250
Standard Pacific Corp
8.375% due 05/15/18	75,000	85,875
8.375% due 01/15/21	100,000	116,500
Starz LLC 5.000% due 09/15/19	100,000	101,500
Station Casinos LLC 7.500% due 03/01/21	100,000	107,500
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	100,000	99,000
TEGNA Inc
5.125% due 07/15/20	88,000	90,530
6.375% due 10/15/23	150,000	156,750
Tenneco Inc
5.375% due 12/15/24	25,000	25,813
6.875% due 12/15/20	100,000	105,000
The Goodyear Tire & Rubber Co
6.500% due 03/01/21	100,000	106,250
7.000% due 05/15/22	100,000	109,250
8.250% due 08/15/20	100,000	104,925
The Gymboree Corp 9.125% due 12/01/18	50,000	19,875
The McClatchy Co 9.000% due 12/15/22	146,000	139,612
The Men’s Wearhouse Inc 7.000% due 07/01/22	70,000	75,250
The Ryland Group Inc 6.625% due 05/01/20	50,000	55,563

	Principal Amount	Value
The ServiceMaster Co LLC 7.000% due 08/15/20	$51,000	$54,124
The William Carter Co 5.250% due 08/15/21	50,000	51,500
Time Inc 5.750% due 04/15/22 ~	67,000	64,990
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	98,500
8.910% due 10/15/17	100,000	114,000
Toys R Us Inc 10.375% due 08/15/17	100,000	85,750
Toys R Us Property Co II LLC 8.500% due 12/01/17	125,000	126,175
TRI Pointe Holdings Inc 5.875% due 06/15/24	100,000	98,500
Tribune Media Co 5.875% due 07/15/22 ~	175,000	176,750
TRW Automotive Inc (Germany) 4.500% due 03/01/21 ~	150,000	151,687
Unitymedia Hessen GmbH & Co KG (United Kingdom) 5.500% due 01/15/23 ~	200,000	204,625
Univision Communications Inc
5.125% due 05/15/23 ~	100,000	97,500
5.125% due 02/15/25 ~	199,000	192,035
6.750% due 09/15/22 ~	90,000	95,512
8.500% due 05/15/21 ~	100,000	105,625
Videotron Ltd (Canada) 5.375% due 06/15/24 ~	100,000	100,250
Viking Cruises Ltd 8.500% due 10/15/22 ~	45,000	50,175
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	250,000	250,625
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	270,000	279,281
Visant Corp 10.000% due 10/01/17	50,000	40,563
VWR Funding Inc 7.250% due 09/15/17	100,000	103,625
WideOpenWest Finance LLC 10.250% due 07/15/19	82,000	87,842
William Lyon Homes Inc 7.000% due 08/15/22	100,000	104,000
WMG Acquisition Corp
6.000% due 01/15/21 ~	100,000	102,750
6.750% due 04/15/22 ~	150,000	143,277
Wolverine World Wide Inc 6.125% due 10/15/20	100,000	106,500
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	92,500
5.375% due 03/15/22	50,000	51,188
5.500% due 03/01/25 ~	150,000	143,625

		26,602,725

Consumer Staples - 5.1%

Albertsons Holdings LLC 7.750% due 10/15/22 ~	53,000	56,511
Alliance One International Inc 9.875% due 07/15/21	100,000	87,875
Avon Products Inc 5.750% due 03/15/23	200,000	173,000
B&G Foods Inc 4.625% due 06/01/21	63,000	62,291
BI-LO LLC 8.625% PIK due 09/15/18 ~	100,000	93,000
Bumble Bee Holdings Inc (United Kingdom) 9.000% due 12/15/17 ~	20,000	21,025
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	94,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-30

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Central Garden & Pet Co 8.250% due 03/01/18	$44,000	$45,166
Chiquita Brands International Inc (United Kingdom) 7.875% due 02/01/21	45,000	48,656
Constellation Brands Inc
3.750% due 05/01/21	64,000	62,880
4.250% due 05/01/23	125,000	123,437
6.000% due 05/01/22	100,000	109,272
7.250% due 05/15/17	100,000	109,190
Cott Beverages Inc (Canada)
5.375% due 07/01/22	65,000	63,375
6.750% due 01/01/20 ~	80,000	83,200
Darling Ingredients Inc 5.375% due 01/15/22	53,000	53,199
Dean Foods Co 6.500% due 03/15/23 ~	93,000	95,093
DS Services of America Inc (Canada) 10.000% due 09/01/21 ~	100,000	117,500
Energizer SpinCo Inc 5.500% due 06/15/25 ~	163,000	161,370
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	136,300
HJ Heinz Co
4.250% due 10/15/20	255,000	260,419
4.875% due 02/15/25 ~	475,000	518,344
HJ Heinz Finance Co 7.125% due 08/01/39 ~	100,000	124,500
HRG Group Inc 7.875% due 07/15/19	120,000	127,500
Ingles Markets Inc 5.750% due 06/15/23	100,000	102,130
Innovation Ventures LLC 9.500% due 08/15/19 ~	50,000	52,250
JBS USA LLC (Brazil)
5.875% due 07/15/24 ~	150,000	151,312
8.250% due 02/01/20 ~	150,000	159,750
NBTY Inc 9.000% due 10/01/18	50,000	51,813
New Albertsons Inc
7.450% due 08/01/29	100,000	96,500
7.750% due 06/15/26	100,000	98,000
Pilgrim’s Pride Corp (Brazil) 5.750% due 03/15/25 ~	44,000	44,550
Post Holdings Inc
6.000% due 12/15/22 ~	55,000	53,144
6.750% due 12/01/21 ~	120,000	120,300
7.375% due 02/15/22	150,000	153,187
Revlon Consumer Products Corp 5.750% due 02/15/21	50,000	49,250
Reynolds Group Issuer Inc (New Zealand)
5.750% due 10/15/20	135,000	138,712
6.875% due 02/15/21	150,000	157,125
7.125% due 04/15/19	100,000	103,125
7.875% due 08/15/19	100,000	104,375
8.500% due 05/15/18	100,000	102,125
9.875% due 08/15/19	100,000	105,188
Rite Aid Corp
6.125% due 04/01/23 ~	190,000	196,412
6.750% due 06/15/21	100,000	105,250
8.000% due 08/15/20	50,000	52,250
9.250% due 03/15/20	100,000	108,625
Simmons Foods Inc 7.875% due 10/01/21 ~	100,000	92,250
Smithfield Foods Inc (Hong Kong)
5.250% due 08/01/18 ~	37,000	37,648
5.875% due 08/01/21 ~	2,000	2,070
6.625% due 08/15/22	100,000	107,125
7.750% due 07/01/17	50,000	54,938

	Principal Amount	Value
Spectrum Brands Inc
5.750% due 07/15/25 ~	$199,000	$202,980
6.625% due 11/15/22	100,000	107,000
SUPERVALU Inc 7.750% due 11/15/22	50,000	52,719
Tesco PLC (United Kingdom) 5.500% due 11/15/17 ~	200,000	213,354
The Sun Products Corp 7.750% due 03/15/21 ~	100,000	91,500
The WhiteWave Foods Co 5.375% due 10/01/22	40,000	42,400
Tops Holding LLC 8.000% due 06/15/22 ~	133,000	133,831
TreeHouse Foods Inc 4.875% due 03/15/22	100,000	101,000
US Foods Inc 8.500% due 06/30/19	150,000	156,750
Vector Group Ltd 7.750% due 02/15/21	50,000	53,688
Wells Enterprises Inc 6.750% due 02/01/20 ~	30,000	30,750

		6,612,979

Energy - 13.7%

Alpha Natural Resources Inc
6.000% due 06/01/19	100,000	7,000
6.250% due 06/01/21	100,000	7,500
7.500% due 08/01/20 ~	100,000	25,500
Alta Mesa Holdings LP 9.625% due 10/15/18	50,000	39,750
American Energy-Permian Basin LLC
7.125% due 11/01/20 ~	65,000	44,850
7.375% due 11/01/21 ~	50,000	34,219
Antero Resources Corp
5.125% due 12/01/22	100,000	95,000
5.375% due 11/01/21	75,000	73,125
5.625% due 06/01/23 ~	100,000	97,125
6.000% due 12/01/20	79,000	80,185
Arch Coal Inc
7.000% due 06/15/19	250,000	37,500
7.250% due 06/15/21	150,000	21,750
8.000% due 01/15/19 ~	64,000	13,760
Atlas Energy Holdings Operating Co LLC 7.750% due 01/15/21	100,000	73,500
Atwood Oceanics Inc 6.500% due 02/01/20	50,000	48,500
Basic Energy Services Inc 7.750% due 10/15/22	100,000	79,500
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	93,250
Berry Petroleum Co LLC
6.375% due 09/15/22	50,000	39,125
6.750% due 11/01/20	50,000	39,750
Bill Barrett Corp 7.625% due 10/01/19	75,000	72,000
Bonanza Creek Energy Inc 6.750% due 04/15/21	75,000	71,438
BreitBurn Energy Partners LP 7.875% due 04/15/22	134,000	112,560
Bristow Group Inc 6.250% due 10/15/22	50,000	49,750
Calfrac Holdings LP (Canada) 7.500% due 12/01/20 ~	70,000	64,988
California Resources Corp
5.000% due 01/15/20	100,000	88,500
5.500% due 09/15/21	215,000	187,319
6.000% due 11/15/24	150,000	129,562
Calumet Specialty Products Partners LP 6.500% due 04/15/21	190,000	188,100
Carrizo Oil & Gas Inc 6.250% due 04/15/23	220,000	221,650

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-31

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
CGG SA (France) 6.875% due 01/15/22	$100,000	$83,500
Chaparral Energy Inc 9.875% due 10/01/20	100,000	82,000
Chesapeake Energy Corp
4.875% due 04/15/22	150,000	131,250
5.375% due 06/15/21	75,000	68,250
5.750% due 03/15/23	100,000	91,000
6.125% due 02/15/21	200,000	188,500
6.500% due 08/15/17	150,000	154,312
6.625% due 08/15/20	100,000	98,000
Clayton Williams Energy Inc 7.750% due 04/01/19	50,000	47,750
Cloud Peak Energy Resources LLC 6.375% due 03/15/24	100,000	72,000
Comstock Resources Inc 7.750% due 04/01/19	120,000	51,000
Concho Resources Inc
5.500% due 04/01/23	100,000	100,500
6.500% due 01/15/22	200,000	209,500
CONSOL Energy Inc
5.875% due 04/15/22	200,000	170,824
8.000% due 04/01/23 ~	75,000	71,438
Crestwood Midstream Partners LP
6.000% due 12/15/20	27,000	28,080
6.125% due 03/01/22	107,000	109,835
CrownRock LP 7.750% due 02/15/23 ~	100,000	107,000
CSI Compressco LP 7.250% due 08/15/22 ~	50,000	48,000
CVR Refining LLC 6.500% due 11/01/22	100,000	100,500
DCP Midstream LLC
5.350% due 03/15/20 ~	200,000	206,067
5.850% due 05/21/43 § ~	100,000	79,750
DCP Midstream Operating LP
3.875% due 03/15/23	100,000	92,579
5.600% due 04/01/44	100,000	89,507
Denbury Resources Inc
4.625% due 07/15/23	52,000	43,810
5.500% due 05/01/22	100,000	89,750
6.375% due 08/15/21	100,000	96,500
Diamondback Energy Inc 7.625% due 10/01/21	50,000	53,750
Drill Rigs Holdings Inc (Greece) 6.500% due 10/01/17 ~	56,000	49,420
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	50,000	50,000
Energy Transfer Equity LP
5.500% due 06/01/27	95,000	94,763
5.875% due 01/15/24	100,000	104,200
7.500% due 10/15/20	145,000	164,212
Energy XXI Gulf Coast Inc
7.500% due 12/15/21	140,000	46,200
9.250% due 12/15/17	100,000	53,250
11.000% due 03/15/20 ~	100,000	88,250
EP Energy LLC
6.375% due 06/15/23 ~	168,000	169,050
9.375% due 05/01/20	150,000	161,437
EXCO Resources Inc
7.500% due 09/15/18	35,000	22,400
8.500% due 04/15/22	100,000	51,750
Exterran Holdings Inc 7.250% due 12/01/18	50,000	51,875
Exterran Partners LP 6.000% due 10/01/22	100,000	95,500
Foresight Energy LLC 7.875% due 08/15/21 ~	83,000	74,908
FTS International Inc 6.250% due 05/01/22	55,000	40,700

	Principal Amount	Value
Gastar Exploration Inc 8.625% due 05/15/18	$50,000	$47,125
Genesis Energy LP
5.750% due 02/15/21	100,000	99,250
6.000% due 05/15/23	50,000	50,150
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	92,000	95,450
Gulfmark Offshore Inc 6.375% due 03/15/22	50,000	37,625
Gulfport Energy Corp 7.750% due 11/01/20	100,000	105,250
Halcon Resources Corp
8.625% due 02/01/20 ~	29,000	28,746
8.875% due 05/15/21	250,000	165,625
Harvest Operations Corp (South Korea) 6.875% due 10/01/17	50,000	46,375
Hercules Offshore Inc 8.750% due 07/15/21 ~	150,000	52,500
Hilcorp Energy I LP
5.000% due 12/01/24 ~	55,000	51,849
5.750% due 10/01/25 ~	67,000	64,655
7.625% due 04/15/21 ~	50,000	52,250
Holly Energy Partners LP 6.500% due 03/01/20	50,000	50,125
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	86,500
Jones Energy Holdings LLC 6.750% due 04/01/22	40,000	38,300
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	100,000	84,250
Key Energy Services Inc 6.750% due 03/01/21	100,000	59,500
Laredo Petroleum Inc 7.375% due 05/01/22	100,000	105,750
Legacy Reserves LP 6.625% due 12/01/21	100,000	81,500
Lightstream Resources Ltd (Canada) 8.625% due 02/01/20 ~	100,000	64,750
Linn Energy LLC
6.250% due 11/01/19	100,000	78,750
6.500% due 05/15/19	100,000	81,250
6.500% due 09/15/21	250,000	187,500
8.625% due 04/15/20	150,000	123,781
Magnum Hunter Resources Corp 9.750% due 05/15/20	50,000	45,000
MarkWest Energy Partners LP
4.500% due 07/15/23	95,000	93,575
4.875% due 12/01/24	100,000	98,250
4.875% due 06/01/25	230,000	225,400
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	98,750
Matador Resources Co 6.875% due 04/15/23 ~	100,000	102,625
McDermott International Inc 8.000% due 05/01/21 ~	50,000	45,250
MEG Energy Corp (Canada)
6.500% due 03/15/21 ~	100,000	97,375
7.000% due 03/31/24 ~	150,000	144,562
Memorial Resource Development Corp 5.875% due 07/01/22	50,000	48,535
Midstates Petroleum Co Inc 10.000% due 06/01/20 ~	100,000	96,250
Milagro Oil & Gas Inc 10.500% due 05/15/16 Y	50,000	12,500
Murphy Oil USA Inc 6.000% due 08/15/23	37,000	38,850
Newfield Exploration Co
5.375% due 01/01/26	127,000	126,365
5.625% due 07/01/24	56,000	56,840
5.750% due 01/30/22	100,000	102,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-32

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
NGL Energy Partners LP 6.875% due 10/15/21	$100,000	$104,500
NGPL PipeCo LLC
7.119% due 12/15/17 ~	100,000	103,000
9.625% due 06/01/19 ~	150,000	152,625
Niska Gas Storage Canada ULC 6.500% due 04/01/19	50,000	47,250
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	65,000	62,400
Northern Oil & Gas Inc 8.000% due 06/01/20	60,000	54,300
NuStar Logistics LP
4.750% due 02/01/22	100,000	96,500
6.750% due 02/01/21	100,000	108,001
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	100,000
6.875% due 03/15/22	100,000	102,000
Ocean Rig UDW Inc (Greece) 7.250% due 04/01/19 ~	50,000	37,750
Offshore Group Investment Ltd
7.125% due 04/01/23	50,000	30,750
7.500% due 11/01/19	110,000	68,200
ONEOK Inc 4.250% due 02/01/22	100,000	95,923
Pacific Drilling SA (Monaco) 5.375% due 06/01/20 ~	50,000	38,125
Pacific Drilling V Ltd (Monaco) 7.250% due 12/01/17 ~	50,000	43,250
Paragon Offshore PLC 7.250% due 08/15/24 ~	120,000	39,600
Paramount Resources Ltd (Canada) 6.875% due 06/30/23 ~	100,000	100,750
Parker Drilling Co 6.750% due 07/15/22	50,000	43,375
Parsley Energy LLC 7.500% due 02/15/22 ~	53,000	54,044
PBF Holding Co LLC 8.250% due 02/15/20	80,000	84,920
PDC Energy Inc 7.750% due 10/15/22	100,000	105,000
Peabody Energy Corp
6.000% due 11/15/18	100,000	48,500
6.250% due 11/15/21	200,000	65,000
10.000% due 03/15/22 ~	100,000	62,250
Penn Virginia Corp 7.250% due 04/15/19	100,000	86,500
PHI Inc 5.250% due 03/15/19	50,000	46,500
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	40,250
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	43,750
6.625% due 11/15/20	100,000	99,250
Puma International Financing SA (Singapore) 6.750% due 02/01/21 ~	100,000	102,371
QEP Resources Inc
5.250% due 05/01/23	109,000	104,913
6.875% due 03/01/21	50,000	52,125
Range Resources Corp
4.875% due 05/15/25 ~	88,000	85,813
5.000% due 03/15/23	160,000	157,600
6.750% due 08/01/20	50,000	51,688
Rex Energy Corp 6.250% due 08/01/22	100,000	79,500
Rice Energy Inc 6.250% due 05/01/22	175,000	174,562
Rockies Express Pipeline LLC
5.625% due 04/15/20 ~	100,000	102,750
6.000% due 01/15/19 ~	180,000	188,550

	Principal Amount	Value
Rose Rock Mindstream LP 5.625% due 11/15/23 ~	$50,000	$48,625
Rosetta Resources Inc
5.625% due 05/01/21	54,000	57,645
5.875% due 06/01/22	50,000	53,585
5.875% due 06/01/24	50,000	54,125
RSP Permian Inc 6.625% due 10/01/22 ~	40,000	41,100
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	200,000	200,312
5.625% due 03/01/25 ~	189,000	187,819
5.750% due 05/15/24	150,000	150,187
6.250% due 03/15/22	200,000	208,000
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	211,502
Samson Investment Co 9.750% due 02/15/20	235,000	14,688
Sanchez Energy Corp
6.125% due 01/15/23	100,000	90,000
7.750% due 06/15/21	63,000	63,000
SandRidge Energy Inc
7.500% due 02/15/23	100,000	42,770
8.750% due 01/15/20	100,000	50,750
8.750% due 06/01/20 ~	43,000	39,721
Seadrill Ltd (Norway) 6.125% due 09/15/17 ~	100,000	88,250
Seven Generations Energy Ltd (Canada)
6.750% due 05/01/23 ~	100,000	100,250
8.250% due 05/15/20 ~	50,000	53,300
Seventy Seven Operating LLC 6.625% due 11/15/19	100,000	79,500
SM Energy Co
5.000% due 01/15/24	100,000	95,250
5.625% due 06/01/25	113,000	112,130
6.500% due 01/01/23	100,000	103,000
Stone Energy Corp 7.500% due 11/15/22	100,000	87,500
Summit Midstream Holdings LLC 5.500% due 08/15/22	100,000	96,000
Sunoco LP 6.375% due 04/01/23 ~	46,000	48,070
Swift Energy Co 7.125% due 06/01/17	50,000	28,500
Targa Resources Partners LP
4.125% due 11/15/19 ~	75,000	74,625
4.250% due 11/15/23	50,000	46,500
5.000% due 01/15/18 ~	175,000	179,812
5.250% due 05/01/23	77,000	76,615
6.625% due 10/01/20 ~	50,000	52,250
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	27,938
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	48,500
Tervita Corp (Canada)
8.000% due 11/15/18 ~	33,000	30,195
10.875% due 02/15/18 ~	100,000	69,000
Tesoro Corp 5.375% due 10/01/22	100,000	102,000
Tesoro Logistics LP
5.500% due 10/15/19 ~	110,000	114,675
6.125% due 10/15/21	70,000	73,325
6.250% due 10/15/22 ~	115,000	119,600
Transocean Inc
5.550% due 12/15/16	100,000	104,247
6.000% due 03/15/18	250,000	254,922
6.800% due 03/15/38	200,000	150,500
6.875% due 12/15/21	200,000	181,250
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	50,000	39,000
Tullow Oil PLC (United Kingdom) 6.250% due 04/15/22 ~	100,000	89,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-33

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Ultra Petroleum Corp
5.750% due 12/15/18 ~	$43,000	$41,495
6.125% due 10/01/24 ~	105,000	92,663
Unit Corp 6.625% due 05/15/21	75,000	73,125
Vanguard Natural Resources LLC 7.875% due 04/01/20	50,000	48,000
W&T Offshore Inc 8.500% due 06/15/19	100,000	70,840
Whiting Canadian Holding Co ULC 8.125% due 12/01/19	100,000	105,625
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	128,570
6.250% due 04/01/23 ~	100,000	99,750
6.500% due 10/01/18	25,000	25,438
WPX Energy Inc
5.250% due 01/15/17	50,000	51,375
5.250% due 09/15/24	140,000	129,675

		17,961,280

Financials - 11.7%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19 ~	150,000	148,688
4.250% due 07/01/20	150,000	150,281
Ally Financial Inc
3.500% due 07/18/16	200,000	203,500
3.500% due 01/27/19	123,000	122,385
3.600% due 05/21/18	500,000	501,000
4.125% due 03/30/20	100,000	100,062
4.750% due 09/10/18	200,000	206,750
5.500% due 02/15/17	100,000	104,500
8.000% due 12/31/18	100,000	111,875
8.000% due 03/15/20	100,000	118,000
8.000% due 11/01/31	220,000	265,800
ARC Properties Operating Partnership LP REIT
2.000% due 02/06/17	100,000	97,250
3.000% due 02/06/19	100,000	95,125
Barclays Bank PLC (United Kingdom) 6.860% § ± ~	150,000	168,750
BNP Paribas SA (France) 7.195% § ± ~	200,000	236,500
BPCE SA (France) 12.500% § ± ~	100,000	132,688
CBRE Services Inc 5.000% due 03/15/23	50,000	50,750
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	163,000
CIT Group Inc
3.875% due 02/19/19	255,000	253,725
4.250% due 08/15/17	108,000	109,890
5.000% due 05/15/17	100,000	103,370
5.000% due 08/15/22	100,000	99,250
5.000% due 08/01/23	100,000	98,750
5.250% due 03/15/18	150,000	155,437
5.375% due 05/15/20	100,000	104,500
6.625% due 04/01/18 ~	100,000	107,250
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	73,000
CNO Financial Group Inc 5.250% due 05/30/25	40,000	40,748
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	200,000	234,018
Communications Sales & Leasing Inc REIT
6.000% due 04/15/23 ~	100,000	98,051
8.250% due 10/15/23 ~	164,000	161,745
Credit Agricole SA (France)
6.637% § ± ~	100,000	104,500
8.375% § ± ~	100,000	116,500
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	106,500

	Principal Amount	Value
Crown Castle International Corp REIT
4.875% due 04/15/22	$100,000	$101,250
5.250% due 01/15/23	100,000	101,100
DFC Finance Corp 10.500% due 06/15/20 ~	100,000	76,250
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	125,125
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	88,000	89,540
E*TRADE Financial Corp
4.625% due 09/15/23	100,000	98,500
5.375% due 11/15/22	70,000	71,925
Enova International Inc 9.750% due 06/01/21	140,000	133,000
Equinix Inc REIT
4.875% due 04/01/20	76,000	77,140
5.375% due 01/01/22	65,000	65,488
5.375% due 04/01/23	100,000	100,500
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	150,000	146,625
Felcor Lodging LP
5.625% due 03/01/23	48,000	49,560
6.000% due 06/01/25 ~	100,000	102,000
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	104,500
First Data Corp
6.750% due 11/01/20 ~	130,000	137,719
7.375% due 06/15/19 ~	100,000	104,200
8.250% due 01/15/21 ~	212,000	224,190
8.875% due 08/15/20 ~	100,000	105,375
10.625% due 06/15/21	130,000	144,300
11.250% due 01/15/21	80,000	89,000
11.750% due 08/15/21	250,000	281,875
12.625% due 01/15/21	162,000	187,515
Forestar USA Real Estate Group Inc 8.500% due 06/01/22 ~	100,000	104,250
Genworth Holdings Inc
4.900% due 08/15/23	150,000	133,172
6.515% due 05/22/18	50,000	52,625
7.625% due 09/24/21	200,000	211,000
Globe Luxembourg SCA (Netherlands) 9.625% due 05/01/18 ~	200,000	193,000
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	100,000	100,000
HUB International Ltd 7.875% due 10/01/21 ~	118,000	120,655
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	200,000	194,393
Iron Mountain Inc REIT
5.750% due 08/15/24	100,000	100,438
6.000% due 08/15/23	96,000	100,920
iStar Financial Inc REIT
4.875% due 07/01/18	100,000	98,750
5.000% due 07/01/19	40,000	39,600
9.000% due 06/01/17	100,000	109,125
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	197,500
KCG Holdings Inc 6.875% due 03/15/20 ~	75,000	72,563
Kennedy-Wilson Inc 5.875% due 04/01/24	85,000	84,788
Liberty Mutual Group Inc
7.000% due 03/07/67 § ~	50,000	51,375
10.750% due 06/15/88 § ~	100,000	151,250
MPT Operating Partnership LP REIT 6.375% due 02/15/22	100,000	107,000
MSCI Inc 5.250% due 11/15/24 ~	95,000	96,425
National Financial Partners Corp 9.000% due 07/15/21 ~	17,000	16,851

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-34

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Nationstar Mortgage LLC
6.500% due 08/01/18	$100,000	$100,375
6.500% due 07/01/21	75,000	70,125
Navient Corp
4.875% due 06/17/19	150,000	148,875
5.500% due 01/15/19	100,000	102,212
5.500% due 01/25/23	100,000	95,250
5.625% due 08/01/33	200,000	163,000
5.875% due 03/25/21	150,000	150,280
6.125% due 03/25/24	100,000	96,000
8.000% due 03/25/20	150,000	167,625
8.450% due 06/15/18	300,000	334,140
Ocwen Financial Corp 7.125% due 05/15/19 ~	75,000	70,500
OneMain Financial Holdings Inc
6.750% due 12/15/19 ~	85,000	88,825
7.250% due 12/15/21 ~	100,000	103,750
Outfront Media Capital LLC
5.250% due 02/15/22	50,000	50,750
5.875% due 03/15/25	100,000	103,875
PHH Corp 6.375% due 08/15/21	100,000	98,750
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	80,640
Quicken Loans Inc 5.750% due 05/01/25 ~	67,000	64,320
RBS Capital Trust II (United Kingdom) 6.425% § ±	100,000	111,250
Realogy Group LLC
4.500% due 04/15/19 ~	70,000	71,064
7.625% due 01/15/20 ~	100,000	106,400
RHP Hotel Properties LP REIT
5.000% due 04/15/21	50,000	50,250
5.000% due 04/15/23 ~	100,000	98,500
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	250,000	249,803
6.000% due 12/19/23	100,000	105,936
6.100% due 06/10/23	100,000	106,365
6.125% due 12/15/22	170,000	183,120
7.640% § ±	100,000	107,350
7.648% § ±	50,000	62,500
Royal Bank of Scotland NV (United Kingdom) 4.650% due 06/04/18	100,000	104,974
Sabra Health Care LP REIT 5.375% due 06/01/23	50,000	51,625
SMFG Preferred Capital USD 1 Ltd (Japan) 6.078% § ± ~	100,000	105,625
SMFG Preferred Capital USD 3 Ltd (Japan) 9.500% § ± ~	175,000	211,610
Societe Generale SA (France) 5.922% § ± ~	150,000	154,312
Sophia Holding Finance LP 9.625% PIK due 12/01/18 ~	97,000	98,576
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	50,000	47,500
Springleaf Finance Corp
6.500% due 09/15/17	100,000	105,125
6.900% due 12/15/17	150,000	159,375
7.750% due 10/01/21	125,000	136,094
Synovus Financial Corp 5.125% due 06/15/17	50,000	51,250
The Geo Group Inc REIT
5.125% due 04/01/23	100,000	100,000
5.875% due 10/15/24	50,000	51,750
The Howard Hughes Corp 6.875% due 10/01/21 ~	100,000	106,500
TMX Finance LLC 8.500% due 09/15/18 ~	88,000	72,600

	Principal Amount	Value
TransUnion 9.625% PIK due 06/15/18	$100,000	$100,405
UniCredit Luxembourg Finance SA (Italy) 6.000% due 10/31/17 ~	100,000	106,068
USI Inc (Canada) 7.750% due 01/15/21 ~	67,000	68,256
Voya Financial Inc 5.650% due 05/15/53 §	100,000	102,500
Walter Investment Management Corp 7.875% due 12/15/21	100,000	93,125

		15,365,595

Health Care - 9.2%

Acadia Healthcare Co Inc 6.125% due 03/15/21	100,000	103,500
Alere Inc
6.500% due 06/15/20	50,000	52,000
7.250% due 07/01/18	50,000	52,563
Amsurg Corp 5.625% due 07/15/22	100,000	101,250
Capella Healthcare Inc 9.250% due 07/01/17	50,000	51,313
Capsugel SA 7.000% PIK due 05/15/19 ~	140,000	142,729
Catamaran Corp 4.750% due 03/15/21	25,000	27,844
Centene Corp
4.750% due 05/15/22	75,000	77,625
5.750% due 06/01/17	25,000	26,594
CHS/Community Health Systems Inc
5.125% due 08/15/18	150,000	154,200
5.125% due 08/01/21	200,000	204,250
6.875% due 02/01/22	200,000	211,750
7.125% due 07/15/20	100,000	106,200
8.000% due 11/15/19	250,000	264,062
Concordia Healthcare Corp (Canada) 7.000% due 04/15/23 ~	121,000	121,303
ConvaTec Finance International SA (Sweden) 8.250% PIK due 01/15/19 ~	200,000	197,250
Crimson Merger Sub Inc 6.625% due 05/15/22 ~	150,000	132,750
DaVita HealthCare Partners Inc
5.000% due 05/01/25	173,000	166,945
5.125% due 07/15/24	200,000	197,000
5.750% due 08/15/22	150,000	159,562
DJO Finco Inc 8.125% due 06/15/21 ~	149,000	153,842
Endo Finance LLC
5.375% due 01/15/23 ~	100,000	99,000
5.750% due 01/15/22 ~	150,000	152,250
6.000% due 07/15/23 # ~	200,000	205,000
7.000% due 07/15/19 ~	95,000	98,753
Envision Healthcare Corp 5.125% due 07/01/22 ~	75,000	75,750
ExamWorks Group Inc 5.625% due 04/15/23	12,000	12,360
Fresenius Medical Care US Finance I Inc (Germany) 5.750% due 02/15/21 ~	50,000	53,500
6.500% due 09/15/18 ~	100,000	110,625
Fresenius Medical Care US Finance II Inc (Germany)
5.625% due 07/31/19 ~	100,000	108,625
5.875% due 01/31/22 ~	100,000	107,000
Grifols Worldwide Operations Ltd (Spain) 5.250% due 04/01/22	200,000	201,000
HCA Holdings Inc 6.250% due 02/15/21	200,000	216,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-35

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
HCA Inc
3.750% due 03/15/19	$190,000	$191,900
4.250% due 10/15/19	100,000	102,500
4.750% due 05/01/23	150,000	152,250
5.000% due 03/15/24	150,000	153,000
5.250% due 04/15/25	100,000	103,938
5.375% due 02/01/25	450,000	455,625
5.875% due 03/15/22	100,000	109,000
5.875% due 05/01/23	100,000	106,500
6.500% due 02/15/20	110,000	123,200
7.500% due 02/15/22	250,000	287,500
Health Net Inc 6.375% due 06/01/17	100,000	106,125
HealthSouth Corp
5.750% due 11/01/24	50,000	51,375
7.750% due 09/15/22	73,000	76,559
Hologic Inc
5.250% due 07/15/22 # ~	190,000	194,512
6.250% due 08/01/20	84,000	86,942
Hospira Inc 6.050% due 03/30/17	100,000	107,626
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	103,750
IMS Health Inc 6.000% due 11/01/20 ~	50,000	51,625
inVentiv Health Inc
9.000% due 01/15/18 ~	130,000	135,769
10.000% PIK due 08/15/18 ~	30,740	31,970
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	100,000	102,375
Jaguar Holding Co II 9.500% due 12/01/19 ~	50,000	53,375
JLL/Delta Dutch Pledgeco BV 8.750% PIK due 05/01/20 ~	100,000	101,750
Kindred Healthcare Inc
6.375% due 04/15/22	100,000	100,250
8.000% due 01/15/20 ~	70,000	75,075
Kinetic Concepts Inc (United Kingdom)
10.500% due 11/01/18	150,000	160,503
12.500% due 11/01/19	50,000	54,125
LifePoint Health Inc
5.500% due 12/01/21	135,000	139,725
6.625% due 10/01/20	50,000	52,250
Mallinckrodt International Finance SA
4.750% due 04/15/23	68,000	63,750
4.875% due 04/15/20 ~	129,000	131,748
5.500% due 04/15/25 ~	128,000	124,640
5.750% due 08/01/22 ~	95,000	97,256
MedAssets Inc 8.000% due 11/15/18	50,000	51,902
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	100,000	102,375
Omnicare Inc 4.750% due 12/01/22	100,000	106,500
Par Pharmaceutical Cos Inc 7.375% due 10/15/20	100,000	107,000
Quintiles Transnational Corp 4.875% due 05/15/23 ~	40,000	40,300
Select Medical Corp 6.375% due 06/01/21	100,000	101,500
Teleflex Inc 5.250% due 06/15/24	50,000	50,885
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	164,077
4.500% due 04/01/21	51,000	50,681
4.750% due 06/01/20	100,000	102,000
5.500% due 03/01/19 ~	110,000	111,375
6.250% due 11/01/18	140,000	152,425
6.750% due 02/01/20	100,000	104,875
6.750% due 06/15/23 ~	278,000	284,081

	Principal Amount	Value
8.000% due 08/01/20	$100,000	$104,375
8.125% due 04/01/22	311,000	341,322
United Surgical Partners International Inc 9.000% due 04/01/20	50,000	53,375
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	92,500
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	200,000	211,125
7.000% due 10/01/20 ~	10,000	10,425
7.250% due 07/15/22 ~	100,000	106,625
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	200,000	207,000
5.625% due 12/01/21 ~	100,000	103,010
5.875% due 05/15/23 ~	300,000	307,875
6.125% due 04/15/25 ~	300,000	309,750
6.750% due 08/15/18 ~	200,000	210,125
7.500% due 07/15/21 ~	257,000	278,524
WellCare Health Plans Inc 5.750% due 11/15/20	75,000	78,281

		12,077,171

Industrials - 11.6%

Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	104,500
ACCO Brands Corp 6.750% due 04/30/20	50,000	52,875
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	139,500
ADS Waste Holdings Inc 8.250% due 10/01/20	100,000	104,000
AECOM
5.750% due 10/15/22 ~	135,000	137,025
5.875% due 10/15/24 ~	100,000	101,625
Aerojet Rocketdyne Holdings Inc 7.125% due 03/15/21	50,000	53,500
Aguila 3 SA (France) 7.875% due 01/31/18 ~	100,000	99,375
Ahern Rentals Inc 7.375% due 05/15/23 ~	50,000	49,625
Air Canada (Canada)
6.750% due 10/01/19 ~	100,000	106,250
7.750% due 04/15/21 ~	50,000	53,500
Aircastle Ltd
4.625% due 12/15/18	100,000	103,250
5.125% due 03/15/21	100,000	101,250
6.750% due 04/15/17	50,000	53,375
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	97,000
10.750% due 10/15/19 ~	100,000	77,250
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	80,777
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	100,375
Apex Tool Group LLC 7.000% due 02/01/21 ~	50,000	44,875
APX Group Inc
6.375% due 12/01/19	125,000	121,719
8.750% due 12/01/20	80,000	72,400
Ashtead Capital Inc (United Kingdom) 6.500% due 07/15/22 ~	200,000	213,000
Avis Budget Car Rental LLC 5.500% due 04/01/23	83,000	82,274
AWAS Aviation Capital Ltd (Cayman) 7.000% due 10/17/16 ~	56,800	57,723
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	68,000	70,210

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-36

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Bombardier Inc (Canada)
4.750% due 04/15/19 ~	$145,000	$141,737
5.500% due 09/15/18 ~	150,000	149,250
6.125% due 01/15/23 ~	200,000	178,500
7.500% due 03/15/25 ~	200,000	182,500
7.750% due 03/15/20 ~	150,000	151,575
Brand Energy & Infrastructure Services Inc 8.500% due 12/01/21 ~	63,000	58,905
Building Materials Corp of America
5.375% due 11/15/24 ~	100,000	98,685
6.750% due 05/01/21 ~	100,000	104,625
Case New Holland Industrial Inc (United Kingdom) 7.875% due 12/01/17	100,000	110,000
Casella Waste Systems Inc 7.750% due 02/15/19	50,000	50,750
CEB Inc 5.625% due 06/15/23 ~	100,000	100,750
Cenveo Corp 6.000% due 08/01/19 ~	90,000	85,050
CEVA Group PLC
7.000% due 03/01/21 ~	100,000	97,000
9.000% due 09/01/21 ~	75,000	72,656
Clean Harbors Inc
5.125% due 06/01/21	53,000	52,735
5.250% due 08/01/20	54,000	55,080
CNH Industrial Capital LLC (United Kingdom)
3.375% due 07/15/19	100,000	97,500
3.875% due 07/16/18 ~	50,000	50,125
6.250% due 11/01/16	100,000	104,250
Covanta Holding Corp 6.375% due 10/01/22	100,000	105,125
CSC Holdings LLC
5.250% due 06/01/24	100,000	96,500
6.750% due 11/15/21	100,000	105,750
7.625% due 07/15/18	50,000	54,875
DH Services Luxembourg SARL (Luxembourg) 7.750% due 12/15/20 ~	50,000	52,125
DigitalGlobe Inc 5.250% due 02/01/21 ~	97,000	95,424
DynCorp International Inc 10.375% due 07/01/17	50,000	36,250
FGI Operating Co LLC 7.875% due 05/01/20	50,000	38,500
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	150,000	150,750
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	203,000
FTI Consulting Inc 6.000% due 11/15/22	100,000	104,625
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	61,389
Gates Global LLC 6.000% due 07/15/22 ~	140,000	127,400
General Cable Corp 5.750% due 10/01/22	75,000	70,687
Great Lakes Dredge & Dock Corp 7.375% due 02/01/19	50,000	51,250
Griffon Corp 5.250% due 03/01/22	100,000	99,875
H&E Equipment Services Inc 7.000% due 09/01/22	50,000	51,813
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	97,000
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	100,000	89,375
HD Supply Inc
5.250% due 12/15/21 ~	110,000	111,925
7.500% due 07/15/20	102,000	108,375

	Principal Amount	Value
11.000% due 04/15/20	$50,000	$55,895
11.500% due 07/15/20	100,000	116,000
Huntington Ingalls Industries Inc
5.000% due 12/15/21 ~	60,000	61,275
7.125% due 03/15/21	50,000	53,250
IHS Inc 5.000% due 11/01/22 ~	125,000	124,687
Interline Brands Inc 10.000% PIK due 11/15/18	78,000	81,705
International Lease Finance Corp (Netherlands)
3.875% due 04/15/18	200,000	201,500
4.625% due 04/15/21	250,000	253,125
5.875% due 08/15/22	150,000	162,562
6.250% due 05/15/19	100,000	108,375
8.625% due 01/15/22	50,000	61,187
8.750% due 03/15/17	200,000	219,322
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	45,938
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	54,687
KLX Inc 5.875% due 12/01/22 ~	150,000	152,233
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19	100,000	91,625
Light Tower Rentals Inc 8.125% due 08/01/19 ~	50,000	41,500
Masco Corp
4.450% due 04/01/25	145,000	145,725
5.950% due 03/15/22	100,000	112,750
6.125% due 10/03/16	50,000	52,875
7.125% due 03/15/20	50,000	58,250
Meccanica Holdings USA Inc (Italy) 6.250% due 01/15/40 ~	150,000	145,125
Memorial Production Partners LP 7.625% due 05/01/21	100,000	95,750
Meritor Inc 6.750% due 06/15/21	50,000	51,375
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	97,250
Modular Space Corp 10.250% due 01/31/19 ~	30,000	26,100
Monitronics International Inc 9.125% due 04/01/20	100,000	97,000
Multi-Color Corp 6.125% due 12/01/22 ~	100,000	102,750
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	49,438
Navios Maritime Holdings Inc
7.375% due 01/15/22 ~	107,000	93,090
8.125% due 02/15/19	50,000	39,438
Navistar International Corp 8.250% due 11/01/21	103,000	98,365
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	50,000	50,750
Nielsen Finance LLC
4.500% due 10/01/20	50,000	49,938
5.000% due 04/15/22 ~	170,000	167,662
Nortek Inc 8.500% due 04/15/21	100,000	107,250
Ply Gem Industries Inc 6.500% due 02/01/22	73,000	72,361
Rexel SA (France) 5.250% due 06/15/20 ~	200,000	209,000
RR Donnelley & Sons Co
6.125% due 01/15/17	9,000	9,293
7.000% due 02/15/22	100,000	107,875
7.250% due 05/15/18	21,000	23,415
8.250% due 03/15/19	100,000	114,750
Safway Group Holding LLC 7.000% due 05/15/18 ~	50,000	51,365

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-37

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Schaeffler Finance BV (Germany) 4.250% due 05/15/21 ~	$200,000	$196,000
Schaeffler Holding Finance BV (Germany) 6.750% PIK due 11/15/22 ~	200,000	216,750
Sensata Technologies BV
4.875% due 10/15/23 ~	100,000	99,125
5.000% due 10/01/25 ~	150,000	146,437
Sequa Corp 7.000% due 12/15/17 ~	62,500	42,813
Spirit AeroSystems Inc
5.250% due 03/15/22	50,000	51,875
6.750% due 12/15/20	25,000	26,313
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	106,500
Stackpole International Intermediate 7.750% due 10/15/21 ~	100,000	99,000
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	97,000
Terex Corp 6.000% due 05/15/21	105,000	106,050
The ADT Corp
2.250% due 07/15/17	100,000	99,875
3.500% due 07/15/22	50,000	45,625
4.875% due 07/15/42	100,000	77,000
5.250% due 03/15/20	100,000	105,250
6.250% due 10/15/21	100,000	105,500
The Hertz Corp
5.875% due 10/15/20	100,000	101,750
6.750% due 04/15/19	200,000	206,880
7.500% due 10/15/18	50,000	51,813
The Manitowoc Co Inc 8.500% due 11/01/20	50,000	53,063
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	138,000	139,897
TMS International Corp 7.625% due 10/15/21 ~	100,000	98,000
TRAC Intermodal LLC 11.000% due 08/15/19	100,000	108,375
TransDigm Inc
5.500% due 10/15/20	100,000	99,875
6.500% due 07/15/24	120,000	119,100
6.500% due 05/15/25 ~	100,000	99,375
7.500% due 07/15/21	67,000	72,360
Triumph Group Inc 5.250% due 06/01/22	50,000	49,625
UCI International Inc (New Zealand) 8.625% due 02/15/19	50,000	44,750
United Continental Holdings Inc 6.000% due 12/01/20	150,000	154,500
United Rentals North America Inc
4.625% due 07/15/23	150,000	147,652
5.500% due 07/15/25	100,000	97,000
6.125% due 06/15/23	125,000	128,281
7.625% due 04/15/22	150,000	163,125
8.250% due 02/01/21	46,000	49,278
US Airways Group Inc 6.125% due 06/01/18	186,000	193,533
USG Corp
5.500% due 03/01/25 ~	100,000	100,000
9.750% due 01/15/18	100,000	114,250
West Corp 5.375% due 07/15/22 ~	100,000	93,875
WireCo WorldGroup Inc 9.500% due 05/15/17	100,000	94,438
XPO Logistics Inc
6.500% due 06/15/22 ~	255,000	250,219
7.875% due 09/01/19 ~	147,000	157,841
ZF North America Capital Inc (Germany)
4.000% due 04/29/20 ~	200,000	200,500
4.750% due 04/29/25 ~	150,000	146,062

		15,201,275

	Principal Amount	Value
Information Technology - 4.6%

Activision Blizzard Inc
5.625% due 09/15/21 ~	$163,000	$171,150
6.125% due 09/15/23 ~	100,000	107,500
Advanced Micro Devices Inc
7.000% due 07/01/24	100,000	85,000
7.750% due 08/01/20	100,000	86,570
Alcatel-Lucent USA Inc (France)
4.625% due 07/01/17 ~	48,000	49,440
6.450% due 03/15/29	100,000	103,625
6.750% due 11/15/20 ~	200,000	212,250
Alliance Data Systems Corp 5.375% due 08/01/22 ~	100,000	98,750
Amkor Technology Inc
6.375% due 10/01/22	50,000	50,813
6.625% due 06/01/21	50,000	50,938
Anixter Inc 5.125% due 10/01/21	50,000	51,063
Aspect Software Inc 10.625% due 05/15/17	50,000	48,125
Audatex North America Inc
6.000% due 06/15/21 ~	161,000	166,031
6.125% due 11/01/23 ~	50,000	51,563
Belden Inc 5.500% due 09/01/22 ~	80,000	79,800
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	195,300
Boxer Parent Co Inc 9.000% PIK due 10/15/19 ~	80,000	57,100
CDW LLC
5.500% due 12/01/24	100,000	99,250
6.000% due 08/15/22	100,000	103,625
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	106,125
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	50,000	52,062
CommScope Inc
4.375% due 06/15/20 ~	20,000	20,250
5.500% due 06/15/24 ~	110,000	107,387
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	257,000	256,679
CoreLogic Inc 7.250% due 06/01/21	50,000	53,125
Dell Inc
4.625% due 04/01/21	100,000	100,933
5.400% due 09/10/40	100,000	83,000
5.650% due 04/15/18	100,000	105,125
EarthLink Holdings Corp 8.875% due 05/15/19	37,000	38,758
Emdeon Inc 11.000% due 12/31/19	50,000	54,437
Entegris Inc 6.000% due 04/01/22 ~	100,000	103,125
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	50,000	51,500
6.000% due 01/15/22 ~	73,000	77,562
10.750% due 08/01/20	39,000	41,340
IAC/InterActiveCorp
4.750% due 12/15/22	53,000	52,139
4.875% due 11/30/18	50,000	51,750
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	40,000	40,300
Infor US Inc 6.500% due 05/15/22 ~	251,000	256,647
Italics Merger Sub Inc 7.125% due 07/15/23 ~	51,000	50,490
Leidos Holdings Inc 4.450% due 12/01/20	100,000	100,498

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-38

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Micron Technology Inc
5.250% due 08/01/23 ~	$103,000	$99,009
5.250% due 01/15/24 ~	150,000	142,031
5.500% due 02/01/25 ~	120,000	112,740
5.875% due 02/15/22	25,000	25,438
NCR Corp
4.625% due 02/15/21	45,000	45,281
5.000% due 07/15/22	113,000	114,977
6.375% due 12/15/23	44,000	46,805
NeuStar Inc 4.500% due 01/15/23	50,000	44,625
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	106,130
6.625% due 05/15/39	50,000	54,500
Nuance Communications Inc 5.375% due 08/15/20 ~	120,000	121,200
NXP BV (Netherlands)
3.500% due 09/15/16 ~	100,000	101,250
5.750% due 03/15/23 ~	100,000	104,250
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	97,875
Open Text Corp (Canada) 5.625% due 01/15/23 ~	80,000	79,400
Plantronics Inc 5.500% due 05/31/23 ~	126,000	127,890
Project Homestake Merger Corp 8.875% due 03/01/23 ~	145,000	141,012
Sanmina Corp 4.375% due 06/01/19 ~	50,000	50,000
Sophia LP 9.750% due 01/15/19 ~	100,000	106,500
SRA International Inc 11.000% due 10/01/19	100,000	106,500
SS&C Technologies Holdings Inc 5.875% due 07/15/23 # ~	33,000	33,413
SunGard Data Systems Inc
6.625% due 11/01/19	100,000	103,625
7.375% due 11/15/18	50,000	51,838
7.625% due 11/15/20	100,000	104,875
TIBCO Software Inc 11.375% due 12/01/21 ~	45,000	44,888
VeriSign Inc 4.625% due 05/01/23	75,000	72,187
ViaSat Inc 6.875% due 06/15/20	50,000	53,000
Zebra Technologies Corp 7.250% due 10/15/22 ~	100,000	108,500

		6,070,864

Materials - 9.3%

AK Steel Corp 7.625% due 05/15/20	100,000	83,750
Alcoa Inc
5.125% due 10/01/24	150,000	152,625
5.900% due 02/01/27	50,000	53,125
5.950% due 02/01/37	100,000	100,250
6.150% due 08/15/20	250,000	272,389
6.750% due 07/15/18	200,000	221,321
Aleris International Inc 7.625% due 02/15/18	100,000	103,000
Allegheny Technologies Inc 6.375% due 08/15/23	200,000	207,255
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	100,000	100,250
ArcelorMittal (Luxembourg)
5.125% due 06/01/20	220,000	223,575
5.250% due 02/25/17	200,000	208,250
6.000% due 08/05/20	100,000	104,875
7.000% due 02/25/22	200,000	216,500
7.750% due 10/15/39	250,000	250,000
10.600% due 06/01/19	200,000	240,250

	Principal Amount	Value
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	$54,442	$56,620
Ardagh Packaging Finance PLC (Luxembourg)
6.250% due 01/31/19 ~	87,000	88,957
6.750% due 01/31/21 ~	200,000	205,500
9.125% due 10/15/20 ~	50,000	53,000
Ashland Inc
3.875% due 04/15/18	37,000	38,156
4.750% due 08/15/22	150,000	147,750
Associated Materials LLC 9.125% due 11/01/17	100,000	83,500
AVINTIV Specialty Materials Inc 7.750% due 02/01/19	54,000	55,755
Axalta Coating Systems US Holdings Inc 7.375% due 05/01/21 ~	150,000	161,062
Ball Corp
4.000% due 11/15/23	71,000	66,208
5.000% due 03/15/22	100,000	100,750
5.250% due 07/01/25	90,000	89,437
Barminco Finance Property Ltd (Australia) 9.000% due 06/01/18 ~	50,000	47,000
Berry Plastics Corp
5.125% due 07/15/23	125,000	122,187
5.500% due 05/15/22	100,000	100,625
Beverage Packaging Holdings II SA (New Zealand)
5.625% due 12/15/16 ~	115,000	115,216
6.000% due 06/15/17 ~	89,000	89,334
BWAY Holding Co 9.125% due 08/15/21 ~	115,000	119,025
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	87,412
Celanese US Holdings LLC 5.875% due 06/15/21	100,000	107,500
Clearwater Paper Corp 5.375% due 02/01/25 ~	50,000	49,125
Cliffs Natural Resources Inc 7.750% due 03/31/20 ~	245,000	158,025
Commercial Metals Co
4.875% due 05/15/23	100,000	94,500
7.350% due 08/15/18	100,000	108,750
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	200,000
Crown Americas LLC
4.500% due 01/15/23	112,000	106,331
6.250% due 02/01/21	50,000	52,375
Eagle Spinco Inc 4.625% due 02/15/21	100,000	97,375
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	59,625
Essar Steel Algoma Inc (India) 9.500% due 11/15/19 ~	50,000	42,563
Evolution Escrow Issuer LLC 7.500% due 03/15/22 ~	45,000	42,750
First Quantum Minerals Ltd (Canada)
6.750% due 02/15/20 ~	132,000	128,370
7.250% due 05/15/22 ~	200,000	191,500
FMG Resources Property Ltd (Australia)
8.250% due 11/01/19 ~	200,000	169,500
9.750% due 03/01/22 ~	263,000	272,205
Graphic Packaging International Inc 4.750% due 04/15/21	50,000	50,750
Greif Inc 7.750% due 08/01/19	50,000	55,875
Hanson Ltd (Germany) 6.125% due 08/15/16	125,000	130,500
Headwaters Inc 7.250% due 01/15/19	100,000	104,500
Hecla Mining Co 6.875% due 05/01/21	100,000	95,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-39

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Hexion Inc
6.625% due 04/15/20	$148,000	$136,530
8.875% due 02/01/18	85,000	77,137
9.000% due 11/15/20	100,000	73,000
10.000% due 04/15/20	100,000	103,250
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	106,500
Huntsman International LLC
4.875% due 11/15/20	100,000	100,250
8.625% due 03/15/21	20,000	21,098
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	84,250
INEOS Group Holdings SA (Switzerland) 5.875% due 02/15/19 ~	275,000	277,406
Koppers Inc 7.875% due 12/01/19	10,000	10,125
Lafarge SA (France)
6.500% due 07/15/16	100,000	105,250
7.125% due 07/15/36	100,000	120,250
Louisiana-Pacific Corp 7.500% due 06/01/20	50,000	53,750
LSB Industries Inc 7.750% due 08/01/19	100,000	106,500
Lundin Mining Corp (Canada)
7.500% due 11/01/20 ~	90,000	97,200
7.875% due 11/01/22 ~	100,000	107,250
Molycorp Inc 10.000% due 06/01/20 Y	79,000	18,763
Momentive Performance Materials Inc 3.880% due 10/24/21	95,000	85,737
Murray Energy Corp 11.250% due 04/15/21 ~	150,000	126,375
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	99,250
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	101,750
Novelis Inc (India)
8.375% due 12/15/17	100,000	103,625
8.750% due 12/15/20	100,000	106,000
Olin Corp 5.500% due 08/15/22	100,000	101,500
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	100,000	99,125
Pactiv LLC (New Zealand) 7.950% due 12/15/25	100,000	99,500
Platform Specialty Products Corp 6.500% due 02/01/22 ~	136,000	141,100
PolyOne Corp
5.250% due 03/15/23	91,000	90,545
7.375% due 09/15/20	10,000	10,488
PQ Corp 8.750% due 11/01/18 ~	100,000	101,375
Rain CII Carbon LLC (India) 8.250% due 01/15/21 ~	200,000	195,500
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	72,698
Rentech Nitrogen Partners LP 6.500% due 04/15/21 ~	50,000	50,250
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	91,500
Ryerson Inc 9.000% due 10/15/17	75,000	75,750
Sealed Air Corp
5.125% due 12/01/24 ~	50,000	49,500
5.250% due 04/01/23 ~	100,000	101,125
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	121,875
Silgan Holdings Inc 5.000% due 04/01/20	50,000	51,625
Steel Dynamics Inc 5.125% due 10/01/21	310,000	312,170

	Principal Amount	Value
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	$100,000	$108,500
Tembec Industries Inc (Canada) 9.000% due 12/15/19 ~	50,000	47,625
The Chemours Co
6.625% due 05/15/23 ~	180,000	174,825
7.000% due 05/15/25 ~	130,000	126,425
Thompson Creek Metals Co Inc
7.375% due 06/01/18	100,000	82,500
9.750% due 12/01/17	100,000	104,500
TPC Group Inc 8.750% due 12/15/20 ~	100,000	93,000
Tronox Finance LLC 6.375% due 08/15/20	100,000	93,250
United States Steel Corp
7.000% due 02/01/18	100,000	107,250
7.500% due 03/15/22	100,000	103,250
Verso Paper Holdings LLC 11.750% due 01/15/19	50,000	30,500
Vulcan Materials Co 7.500% due 06/15/21	100,000	115,500
Wise Metals Group LLC (Netherlands) 8.750% due 12/15/18 ~	68,000	72,165
Wise Metals Intermediate Holdings LLC (Netherlands) 9.750% due 06/15/19 ~	100,000	106,875
WR Grace & Co 5.625% due 10/01/24 ~	100,000	101,625

		12,136,815

Telecommunication Services - 8.5%

Avanti Communications Group PLC (United Kingdom) 10.000% due 10/01/19 ~	200,000	190,000
Avaya Inc
7.000% due 04/01/19 ~	50,000	49,125
10.500% due 03/01/21 ~	200,000	166,000
CenturyLink Inc
5.150% due 06/15/17	100,000	104,125
5.625% due 04/01/20	122,000	124,745
5.625% due 04/01/25 ~	200,000	181,250
5.800% due 03/15/22	250,000	239,687
7.650% due 03/15/42	100,000	91,000
Cincinnati Bell Inc 8.375% due 10/15/20	100,000	105,375
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	95,250
Consolidated Communications Inc 6.500% due 10/01/22 ~	100,000	96,875
Frontier Communications Corp
6.250% due 09/15/21	40,000	36,600
6.875% due 01/15/25	30,000	25,200
7.125% due 01/15/23	200,000	178,500
8.250% due 04/15/17	100,000	107,875
8.500% due 04/15/20	200,000	209,600
9.000% due 08/15/31	100,000	91,500
9.250% due 07/01/21	100,000	105,125
GCI Inc 6.750% due 06/01/21	100,000	101,750
Hughes Satellite Systems Corp
6.500% due 06/15/19	94,000	102,343
7.625% due 06/15/21	95,000	104,875
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	183,825
Intelsat Jackson Holdings SA (United Kingdom)
5.500% due 08/01/23	180,000	159,975
6.625% due 12/15/22	150,000	138,188
7.250% due 04/01/19	150,000	152,812
7.250% due 10/15/20	150,000	148,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-40

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Intelsat Luxembourg SA (United Kingdom)
6.750% due 06/01/18	$100,000	$95,000
7.750% due 06/01/21	216,000	181,170
8.125% due 06/01/23	100,000	82,500
Level 3 Financing Inc
5.125% due 05/01/23 ~	150,000	147,655
5.375% due 08/15/22	185,000	187,544
5.375% due 05/01/25 ~	80,000	77,200
6.125% due 01/15/21	50,000	52,560
8.625% due 07/15/20	100,000	107,120
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	129,063
Qualitytech LP 5.875% due 08/01/22	100,000	100,875
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	155,250
Sable International Finance Ltd (United Kingdom) 8.750% due 02/01/20 ~	100,000	107,500
SBA Communications Corp 4.875% due 07/15/22	100,000	97,750
SBA Telecommunications Inc 5.750% due 07/15/20	100,000	104,125
SoftBank Corp (Japan) 4.500% due 04/15/20 ~	150,000	150,937
Sprint Capital Corp (Japan)
6.875% due 11/15/28	150,000	129,000
6.900% due 05/01/19	150,000	153,375
8.750% due 03/15/32	200,000	195,000
Sprint Communications Inc (Japan)
6.000% due 12/01/16	200,000	207,625
6.000% due 11/15/22	200,000	183,250
7.000% due 03/01/20 ~	100,000	109,020
7.000% due 08/15/20	100,000	99,500
9.000% due 11/15/18 ~	200,000	226,352
9.125% due 03/01/17	100,000	108,500
11.500% due 11/15/21	100,000	118,000
Sprint Corp (Japan)
7.125% due 06/15/24	200,000	186,020
7.250% due 09/15/21	250,000	246,719
7.625% due 02/15/25	150,000	141,750
7.875% due 09/15/23	400,000	391,000
T-Mobile USA Inc (Germany)
5.250% due 09/01/18	127,000	131,128
6.000% due 03/01/23	115,000	118,019
6.250% due 04/01/21	139,000	142,822
6.375% due 03/01/25	125,000	128,594
6.464% due 04/28/19	100,000	103,250
6.625% due 04/01/23	193,000	200,961
6.633% due 04/28/21	150,000	156,000
6.731% due 04/28/22	350,000	365,750
6.836% due 04/28/23	200,000	210,750
Telecom Italia Capital SA (Italy)
7.175% due 06/18/19	150,000	169,125
7.200% due 07/18/36	250,000	274,375
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	250,000
Telesat Canada 6.000% due 05/15/17 ~	83,000	84,556
United States Cellular Corp 6.700% due 12/15/33	100,000	93,720
UPCB Finance IV Ltd (United Kingdom) 5.375% due 01/15/25 ~	200,000	191,900
UPCB Finance V Ltd (United Kingdom) 7.250% due 11/15/21 ~	135,000	146,475
Windstream Services LLC
7.500% due 04/01/23	100,000	87,750
7.750% due 10/01/21	300,000	276,000
7.875% due 11/01/17	100,000	106,625

	Principal Amount	Value
Zayo Group LLC
6.000% due 04/01/23 ~	$190,000	$188,138
6.375% due 05/15/25 ~	100,000	97,250

		11,085,023

Utilities - 4.0%

AES Corp
4.875% due 05/15/23	102,000	96,390
5.500% due 04/15/25	100,000	95,500
8.000% due 06/01/20	121,000	140,360
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	213,000
AmeriGas Partners LP 6.500% due 05/20/21	48,000	50,160
Atlantic Power Corp 9.000% due 11/15/18	100,000	104,880
Calpine Corp
5.375% due 01/15/23	100,000	98,750
5.500% due 02/01/24	100,000	97,250
5.750% due 01/15/25	175,000	170,844
6.000% due 01/15/22 ~	247,000	262,437
Consolidated Energy Finance SA (Trinidad and Tobago) 6.750% due 10/15/19 ~	200,000	204,000
DPL Inc 7.250% due 10/15/21	100,000	106,000
Dynegy Inc
5.875% due 06/01/23	100,000	98,250
6.750% due 11/01/19 ~	200,000	209,100
7.375% due 11/01/22 ~	150,000	157,875
7.625% due 11/01/24 ~	100,000	106,500
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	230,250
Ferrellgas LP 6.500% due 05/01/21	100,000	100,250
FirstEnergy Corp
4.250% due 03/15/23	100,000	100,663
7.375% due 11/15/31	150,000	182,789
FirstEnergy Transmission LLC
4.350% due 01/15/25 ~	90,000	92,386
5.450% due 07/15/44 ~	100,000	104,123
GenOn Energy Inc
7.875% due 06/15/17	100,000	101,250
9.875% due 10/15/20	100,000	102,250
Illinois Power Generating Co 7.000% due 04/15/18	100,000	97,750
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	44,750
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	106,000
NRG Energy Inc
6.250% due 07/15/22	100,000	102,000
6.250% due 05/01/24	150,000	149,625
6.625% due 03/15/23	50,000	51,750
7.625% due 01/15/18	100,000	109,875
7.875% due 05/15/21	100,000	107,000
8.250% due 09/01/20	100,000	105,000
NRG Yield Operating LLC 5.375% due 08/15/24 ~	50,000	50,625
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	50,500
7.375% due 08/01/21	73,000	78,293
Talen Energy Supply LLC
4.600% due 12/15/21	200,000	183,750
5.125% due 07/15/19 ~	155,000	152,675
6.500% due 06/01/25 ~	28,000	28,035
TerraForm Power Operating LLC 5.875% due 02/01/23 ~	69,000	70,380

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-41

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Wind Acquisition Finance SA (Liechtenstein)
4.750% due 07/15/20 ~	$95,000	$94,406
6.500% due 04/30/20 ~	200,000	210,600
7.375% due 04/23/21 ~	250,000	253,437

		5,271,708

Total Corporate Bonds & Notes (Cost $131,541,846)		128,385,435

	Shares

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

Federated Prime Obligations Fund	844,301	844,301

Total Short-Term Investment (Cost $844,301)		844,301

TOTAL INVESTMENTS - 98.6% (Cost $132,386,147)		129,229,736

OTHER ASSETS & LIABILITIES, NET - 1.4%		1,791,399

NET ASSETS - 100.0%		$131,021,135

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Consumer Discretionary	20.3%
Energy	13.7%
Financials	11.7%
Industrials	11.6%
Materials	9.3%
Health Care	9.2%
Telecommunication Services	8.5%
Consumer Staples	5.1%
Information Technology	4.6%
Utilities	4.0%
Others (each less than 3.0%)	0.6%

98.6%
Other Assets & Liabilities, Net	1.4%

100.0%

(b)	Investments with a total aggregate value of $31,263 or less than 0.1% of the portfolio’s net assets were in default as of June 30, 2015.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$128,385,435	$-	$128,385,435	$-
	Short-Term Investment	844,301	844,301	-	-

	Total	$129,229,736	$844,301	$128,385,435	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-42

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 20.3%

Aaron’s Inc	366	$13,253
Advance Auto Parts Inc	2,784	443,463
Amazon.com Inc *	14,506	6,296,910
AMC Networks Inc ‘A’ *	2,280	186,618
Aramark	6,731	208,459
AutoNation Inc *	2,773	174,644
AutoZone Inc *	1,189	792,944
Bed Bath & Beyond Inc *	6,520	449,750
BorgWarner Inc	8,611	489,449
Brinker International Inc	2,309	133,114
Brunswick Corp	2,600	132,236
Cabela’s Inc *	193	9,646
Cablevision Systems Corp ‘A’	1,110	26,573
CarMax Inc *	7,963	527,230
Carter’s Inc	2,000	212,600
CBS Corp ‘B’	18,729	1,039,460
Charter Communications Inc ‘A’ *	2,853	488,576
Chipotle Mexican Grill Inc *	1,182	715,098
Choice Hotels International Inc	1,349	73,183
Cinemark Holdings Inc	4,410	177,150
Clear Channel Outdoor Holdings Inc ‘A’	539	5,460
Coach Inc	1,472	50,946
Comcast Corp ‘A’	72,951	4,387,273
Comcast Corp ‘Special A’	13,099	785,154
CST Brands Inc	2,425	94,721
Darden Restaurants Inc	953	67,739
Delphi Automotive PLC (United Kingdom)	10,988	934,969
Dick’s Sporting Goods Inc	2,413	124,921
Dillard’s Inc ‘A’	109	11,466
DIRECTV *	17,989	1,669,199
Discovery Communications Inc ‘A’ *	5,392	179,338
Discovery Communications Inc ‘C’ *	9,495	295,105
DISH Network Corp ‘A’ *	5,574	377,416
Dollar General Corp	11,558	898,519
Dollar Tree Inc *	7,847	619,835
Domino’s Pizza Inc	2,101	238,253
DR Horton Inc	5,172	141,506
DSW Inc ‘A’	168	5,606
Dunkin’ Brands Group Inc	3,663	201,465
Expedia Inc	3,743	409,297
Extended Stay America Inc	2,273	42,664
Family Dollar Stores Inc	3,453	272,131
Foot Locker Inc	4,604	308,514
Fossil Group Inc *	1,309	90,792
Gentex Corp	5,598	91,919
Genuine Parts Co	5,381	481,761
GNC Holdings Inc ‘A’	3,296	146,606
GoPro Inc ‘A’ *	3,396	179,037
Groupon Inc *	18,847	94,800
H&R Block Inc	9,794	290,392
Hanesbrands Inc	15,286	509,330
Harley-Davidson Inc	4,333	244,165
Harman International Industries Inc	2,708	322,090
Hasbro Inc	3,443	257,502
Hilton Worldwide Holdings Inc *	19,767	544,581
International Game Technology PLC * (United Kingdom)	2,412	42,837
Jarden Corp *	7,329	379,276
Johnson Controls Inc	5,458	270,335
Kate Spade & Co *	4,858	104,641
L Brands Inc	9,417	807,319
Las Vegas Sands Corp	13,911	731,301
Lear Corp	2,241	251,575
Leggett & Platt Inc	5,244	255,278
Lennar Corp ‘A’	2,595	132,449
Lennar Corp ‘B’	145	6,252

	Shares	Value
Liberty Interactive Corp QVC Group ‘A’ *	7,662	$212,621
Liberty Ventures ‘A’ *	5,394	211,822
Lions Gate Entertainment Corp	3,612	133,825
Live Nation Entertainment Inc *	5,542	152,350
LKQ Corp *	11,577	350,146
Lowe’s Cos Inc	36,218	2,425,519
lululemon athletica Inc *	4,246	277,264
Macy’s Inc	9,373	632,396
Marriott International Inc ‘A’	7,974	593,186
McDonald’s Corp	36,477	3,467,868
MGM Resorts International *	1,187	21,663
Michael Kors Holdings Ltd *	7,558	318,116
Mohawk Industries Inc *	1,650	314,985
Morningstar Inc	727	57,833
Murphy USA Inc *	106	5,917
Netflix Inc *	2,308	1,516,218
Newell Rubbermaid Inc	5,154	211,881
NIKE Inc ‘B’	25,804	2,787,348
Nordstrom Inc	5,342	397,979
Norwegian Cruise Line Holdings Ltd *	4,595	257,504
NVR Inc *	155	207,700
O’Reilly Automotive Inc *	3,844	868,667
Office Depot Inc *	3,688	31,938
Omnicom Group Inc	9,298	646,118
Panera Bread Co ‘A’ *	964	168,478
Penske Automotive Group Inc	608	31,683
Polaris Industries Inc	2,530	374,718
Ralph Lauren Corp	126	16,677
Regal Entertainment Group ‘A’	3,150	65,867
Ross Stores Inc	15,747	765,462
Sally Beauty Holdings Inc *	6,001	189,512
Scripps Networks Interactive Inc ‘A’	3,479	227,422
Sears Holdings Corp *	53	1,415
Service Corp International	7,691	226,346
ServiceMaster Global Holdings Inc *	3,910	141,425
Signet Jewelers Ltd (NYSE)	3,055	391,773
Sirius XM Holdings Inc *	87,467	326,252
Six Flags Entertainment Corp	2,737	122,754
Skechers U.S.A. Inc ‘A’ *	1,557	170,943
Starbucks Corp	57,102	3,061,524
Starwood Hotels & Resorts Worldwide Inc	6,504	527,409
Starz ‘A’ *	3,283	146,816
Target Corp	2,017	164,648
Tempur Sealy International Inc *	2,323	153,086
Tesla Motors Inc *	3,712	995,781
The Gap Inc	9,069	346,164
The Home Depot Inc	49,433	5,493,489
The Interpublic Group of Cos Inc	15,673	302,019
The Madison Square Garden Co ‘A’ *	2,340	195,367
The Michaels Cos Inc *	2,386	64,207
The Priceline Group Inc *	1,973	2,271,653
The TJX Cos Inc	25,907	1,714,266
The Walt Disney Co	64,571	7,370,134
Thor Industries Inc	1,726	97,139
Tiffany & Co	3,241	297,524
Time Warner Cable Inc	10,758	1,916,753
Time Warner Inc	16,161	1,412,633
Toll Brothers Inc *	2,333	89,097
Tractor Supply Co	5,192	466,968
TripAdvisor Inc *	4,269	372,001
Tupperware Brands Corp	1,795	115,849
Twenty-First Century Fox Inc ‘A’	32,435	1,055,597
Twenty-First Century Fox Inc ‘B’	12,460	401,461
Ulta Salon Cosmetics & Fragrance Inc *	2,445	377,630
Under Armour Inc ‘A’ *	6,798	567,225
Urban Outfitters Inc *	3,720	130,200
VF Corp	12,863	897,066
Viacom Inc ‘A’	393	25,494
Viacom Inc ‘B’	13,190	852,602
Vista Outdoor Inc *	316	14,188

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-43

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Visteon Corp *	1,699	$178,361
Whirlpool Corp	228	39,455
Williams-Sonoma Inc	3,482	286,464
Wyndham Worldwide Corp	4,569	374,247
Wynn Resorts Ltd	2,738	270,158
Yum! Brands Inc	16,456	1,482,356

		84,794,713

Consumer Staples - 10.1%

Altria Group Inc	70,423	3,444,389
Brown-Forman Corp ‘A’	968	107,855
Brown-Forman Corp ‘B’	4,463	447,103
Campbell Soup Co	3,903	185,978
Church & Dwight Co Inc	4,981	404,109
Coca-Cola Enterprises Inc	8,867	385,182
Colgate-Palmolive Co	30,190	1,974,728
ConAgra Foods Inc	2,211	96,665
Constellation Brands Inc ‘A’	6,226	722,341
Costco Wholesale Corp	16,744	2,261,445
Coty Inc ‘A’ *	3,166	101,217
CVS Health Corp	39,805	4,174,748
Dr Pepper Snapple Group Inc	7,297	531,951
Flowers Foods Inc	5,901	124,806
General Mills Inc	22,685	1,264,008
Herbalife Ltd *	2,378	131,004
Hormel Foods Corp	5,093	287,092
Ingredion Inc	334	26,657
Kellogg Co	8,554	536,336
Keurig Green Mountain Inc	4,918	376,866
Kimberly-Clark Corp	10,988	1,164,398
Kraft Foods Group Inc	22,527	1,917,949
McCormick & Co Inc	4,863	393,660
Mead Johnson Nutrition Co	7,709	695,506
Monster Beverage Corp *	5,694	763,110
Nu Skin Enterprises Inc ‘A’	469	22,104
PepsiCo Inc	56,172	5,243,094
Philip Morris International Inc	29,359	2,353,711
Pilgrim’s Pride Corp (Brazil)	276	6,340
Reynolds American Inc	15,712	1,173,058
Rite Aid Corp *	22,353	186,648
Spectrum Brands Holdings Inc	962	98,114
Sprouts Farmers Market Inc *	5,835	157,428
Sysco Corp	7,050	254,505
The Clorox Co	3,959	411,815
The Coca-Cola Co	149,224	5,854,057
The Estee Lauder Cos Inc ‘A’	7,983	691,807
The Hain Celestial Group Inc *	3,905	257,183
The Hershey Co	5,531	491,319
The Kroger Co	18,655	1,352,674
The WhiteWave Foods Co *	6,665	325,785
Tyson Foods Inc ‘A’	573	24,427
Walgreens Boots Alliance Inc	4,941	417,218
Whole Foods Market Inc	12,490	492,606

		42,332,996

Energy - 0.9%

Cabot Oil & Gas Corp	15,740	496,440
Continental Resources Inc *	1,074	45,527
CVR Energy Inc	214	8,055
Dresser-Rand Group Inc *	2,928	249,407
EOG Resources Inc	1,797	157,327
FMC Technologies Inc *	5,721	237,364
HollyFrontier Corp	1,104	47,130
Marathon Petroleum Corp	1,551	81,133
Memorial Resource Development Corp *	3,143	59,623
Oceaneering International Inc	658	30,656
ONEOK Inc	3,575	141,141
Range Resources Corp	425	20,986
RPC Inc	274	3,789
Schlumberger Ltd	5,847	503,953

	Shares	Value
Targa Resources Corp	1,041	$92,878
Teekay Corp (Bermuda)	689	29,503
Tesoro Corp	293	24,732
The Williams Cos Inc	28,502	1,635,730
World Fuel Services Corp	498	23,879

		3,889,253

Financials - 5.2%

Affiliated Managers Group Inc *	2,083	455,344
Ally Financial Inc *	1,356	30,415
American Express Co	6,380	495,854
American Tower Corp REIT	16,101	1,502,062
Ameriprise Financial Inc	5,750	718,347
AmTrust Financial Services Inc	82	5,372
Aon PLC	10,726	1,069,168
Arthur J Gallagher & Co	3,548	167,820
Artisan Partners Asset Management Inc ‘A’	1,351	62,767
Berkshire Hathaway Inc ‘B’ *	4,601	626,242
BlackRock Inc	1,519	525,544
Boston Properties Inc REIT	5,331	645,264
CBOE Holdings Inc	3,181	182,017
CBRE Group Inc ‘A’ *	10,885	402,745
Columbia Property Trust Inc REIT	581	14,264
Communications Sales & Leasing Inc REIT l	-	9
Credit Acceptance Corp *	324	79,762
Crown Castle International Corp REIT	12,702	1,019,971
Digital Realty Trust Inc REIT	2,967	197,840
Eaton Vance Corp	4,452	174,207
Empire State Realty Trust Inc ‘A’ REIT	1,997	34,069
Equinix Inc REIT	2,167	550,418
Equity Lifestyle Properties Inc REIT	3,206	168,571
Erie Indemnity Co ‘A’	924	75,833
Extra Space Storage Inc REIT	4,434	289,185
Federal Realty Investment Trust REIT	2,614	334,827
Federated Investors Inc ‘B’	3,567	119,459
Gaming & Leisure Properties Inc REIT	457	16,754
Health Care REIT Inc	6,018	394,961
Healthcare Trust of America Inc ‘A’ REIT	467	11,185
Interactive Brokers Group Inc ‘A’	191	7,938
Intercontinental Exchange Inc	1,508	337,204
Invesco Ltd	2,049	76,817
Iron Mountain Inc REIT	3,141	97,371
Jones Lang LaSalle Inc	1,243	212,553
Lamar Advertising Co ‘A’ REIT	3,082	177,153
Lazard Ltd ‘A’	4,796	269,727
Legg Mason Inc	1,216	62,660
Leucadia National Corp	1,676	40,693
LPL Financial Holdings Inc	3,138	145,886
Markel Corp *	55	44,037
Marsh & McLennan Cos Inc	12,239	693,951
McGraw Hill Financial Inc	10,416	1,046,287
Moody’s Corp	6,756	729,378
MSCI Inc	4,279	263,372
NorthStar Asset Management Group Inc	7,377	136,401
Omega Healthcare Investors Inc REIT	1,892	64,952
Plum Creek Timber Co Inc REIT	2,741	111,202
Post Properties Inc REIT	701	38,113
Public Storage REIT	5,033	927,934
Realogy Holdings Corp *	2,030	94,842
Santander Consumer USA Holdings Inc (Spain)	197	5,037
SEI Investments Co	5,302	259,957
Signature Bank *	1,769	258,964
Simon Property Group Inc REIT	11,846	2,049,595
SLM Corp *	14,904	147,102
SVB Financial Group *	1,225	176,376
T Rowe Price Group Inc	9,917	770,848
Tanger Factory Outlet Centers Inc REIT	3,648	115,642
Taubman Centers Inc REIT	873	60,674

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-44

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
TD Ameritrade Holding Corp	8,658	$318,788
The Bank of New York Mellon Corp	4,610	193,482
The Charles Schwab Corp	30,825	1,006,436
The Howard Hughes Corp *	611	87,703
Waddell & Reed Financial Inc ‘A’	3,009	142,356
Weyerhaeuser Co REIT	1,695	53,393

		21,595,100

Health Care - 17.6%

AbbVie Inc ‡	66,597	4,474,652
Acadia Healthcare Co Inc *	1,967	154,075
Aetna Inc	3,270	416,794
Agios Pharmaceuticals Inc *	984	109,362
Akorn Inc *	2,983	130,238
Alere Inc *	2,080	109,720
Alexion Pharmaceuticals Inc *	8,212	1,484,483
Align Technology Inc *	3,073	192,708
Alkermes PLC *	4,684	301,369
Allergan PLC *	6,751	2,048,658
Allscripts Healthcare Solutions Inc *	2,141	29,289
Alnylam Pharmaceuticals Inc *	2,310	276,900
AmerisourceBergen Corp	8,355	888,471
Amgen Inc	28,935	4,442,101
Anthem Inc	1,995	327,459
athenahealth Inc *	1,468	168,203
Baxter International Inc	13,152	919,719
Becton Dickinson and Co	7,969	1,128,809
Bio-Techne Corp	584	57,506
Biogen Inc *	8,952	3,616,071
BioMarin Pharmaceutical Inc *	6,102	834,632
Bluebird Bio Inc *	1,250	210,463
Boston Scientific Corp *	3,980	70,446
Bristol-Myers Squibb Co	63,437	4,221,098
Brookdale Senior Living Inc *	1,514	52,536
Bruker Corp *	4,226	86,253
Cardinal Health Inc	11,382	952,104
Catamaran Corp (NASDAQ) *	4,481	273,699
Celgene Corp *	30,184	3,493,345
Centene Corp *	4,525	363,810
Cerner Corp *	11,404	787,560
Charles River Laboratories International Inc *	1,803	126,823
Cigna Corp	9,795	1,586,790
CR Bard Inc	2,821	481,545
DaVita HealthCare Partners Inc *	1,934	153,695
DENTSPLY International Inc	1,363	70,263
DexCom Inc *	3,018	241,380
Edwards Lifesciences Corp *	4,094	583,108
Eli Lilly & Co	37,237	3,108,917
Endo International PLC *	2,456	195,620
Envision Healthcare Holdings Inc *	7,065	278,926
Express Scripts Holding Co *	23,313	2,073,458
Gilead Sciences Inc	55,926	6,547,816
HCA Holdings Inc *	952	86,365
Health Net Inc *	485	31,098
Henry Schein Inc *	3,183	452,368
Hill-Rom Holdings Inc	1,982	107,682
Hologic Inc *	9,358	356,166
Hospira Inc *	5,129	454,994
Humana Inc	5,279	1,009,767
IDEXX Laboratories Inc *	3,562	228,467
Illumina Inc *	5,484	1,197,486
IMS Health Holdings Inc *	5,087	155,917
Incyte Corp *	5,954	620,466
Inovalon Holdings Inc ‘A’ *	966	26,951
Intercept Pharmaceuticals Inc *	607	146,518
Intrexon Corp *	1,762	85,986
Intuitive Surgical Inc *	1,403	679,754
Isis Pharmaceuticals Inc *	4,556	262,198
Jazz Pharmaceuticals PLC *	2,324	409,187

	Shares	Value
Johnson & Johnson	13,614	$1,326,820
Juno Therapeutics Inc *	454	24,212
Laboratory Corp of America Holdings *	1,265	153,343
LifePoint Health Inc *	166	14,434
Mallinckrodt PLC *	1,754	206,481
McKesson Corp	8,812	1,981,026
Medivation Inc *	2,995	342,029
MEDNAX Inc *	2,054	152,222
Merck & Co Inc	12,257	697,791
Mettler-Toledo International Inc *	1,065	363,655
Mylan NV *	13,563	920,385
Omnicare Inc	1,250	117,813
OPKO Health Inc *	8,936	143,691
Patterson Cos Inc	1,793	87,229
PerkinElmer Inc	668	35,164
Perrigo Co PLC	1,030	190,375
Premier Inc ‘A’ *	1,432	55,075
Puma Biotechnology Inc *	952	111,146
Quintiles Transnational Holdings Inc *	2,854	207,229
Receptos Inc *	1,201	228,250
Regeneron Pharmaceuticals Inc *	2,986	1,523,248
ResMed Inc	5,363	302,312
Seattle Genetics Inc *	3,612	174,821
Sirona Dental Systems Inc *	2,115	212,388
St Jude Medical Inc	6,035	440,977
Stryker Corp	6,517	622,830
Tenet Healthcare Corp *	3,776	218,555
The Cooper Cos Inc	1,254	223,174
Thermo Fisher Scientific Inc	5,105	662,425
United Therapeutics Corp *	1,759	305,978
UnitedHealth Group Inc	34,414	4,198,508
Universal Health Services Inc ‘B’	629	89,381
Varian Medical Systems Inc *	3,798	320,285
VCA Inc *	2,949	160,440
Veeva Systems Inc ‘A’ *	2,703	75,765
Vertex Pharmaceuticals Inc *	9,276	1,145,401
VWR Corp *	602	16,091
Waters Corp *	3,137	402,728
Zimmer Biomet Holdings Inc	403	44,020
Zoetis Inc	19,027	917,482

		73,797,423

Industrials - 10.8%

3M Co	24,140	3,724,802
Acuity Brands Inc	1,653	297,507
AECOM *	756	25,008
Air Lease Corp	216	7,322
Alaska Air Group Inc	4,934	317,898
Allegion PLC	3,641	218,970
Allison Transmission Holdings Inc	3,713	108,642
AMERCO	134	43,806
American Airlines Group Inc	26,365	1,052,886
AMETEK Inc	9,192	503,538
AO Smith Corp	2,826	203,415
Armstrong World Industries Inc *	936	49,870
Avis Budget Group Inc *	4,028	177,554
B/E Aerospace Inc	4,041	221,851
Carlisle Cos Inc	540	54,065
Caterpillar Inc	3,998	339,110
CH Robinson Worldwide Inc	5,550	346,265
Cintas Corp	3,631	307,146
Clean Harbors Inc *	1,510	81,147
Copart Inc *	4,815	170,836
Covanta Holding Corp	4,356	92,304
CSX Corp	9,701	316,738
Cummins Inc	5,134	673,529
Danaher Corp	4,548	389,263
Deere & Co	2,287	221,953
Delta Air Lines Inc	31,065	1,276,150
Donaldson Co Inc	4,677	167,437

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-45

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Emerson Electric Co	17,523	$971,300
Equifax Inc	4,529	439,721
Expeditors International of Washington Inc	7,279	335,598
Fastenal Co	11,187	471,868
FedEx Corp	3,910	666,264
Flowserve Corp	2,385	125,594
Fortune Brands Home & Security Inc	2,124	97,322
General Dynamics Corp	3,396	481,179
Genesee & Wyoming Inc ‘A’ *	788	60,030
Graco Inc	2,243	159,320
HD Supply Holdings Inc *	6,487	228,213
Hertz Global Holdings Inc *	15,447	279,900
Hexcel Corp	3,668	182,446
Honeywell International Inc	29,748	3,033,404
Hubbell Inc ‘B’	291	31,509
Huntington Ingalls Industries Inc	1,851	208,404
IDEX Corp	2,706	212,637
IHS Inc ‘A’ *	2,242	288,388
Illinois Tool Works Inc	11,387	1,045,213
Ingersoll-Rand PLC	706	47,599
JB Hunt Transport Services Inc	3,501	287,397
JetBlue Airways Corp *	4,447	92,320
KAR Auction Services Inc	1,813	67,806
Landstar System Inc	1,691	113,077
Lennox International Inc	1,540	165,843
Lincoln Electric Holdings Inc	2,650	161,359
Lockheed Martin Corp	7,415	1,378,449
Masco Corp	13,266	353,804
MSC Industrial Direct Co Inc ‘A’	557	38,862
Nielsen NV	9,651	432,075
Nordson Corp	2,316	180,393
Northrop Grumman Corp	2,242	355,648
Old Dominion Freight Line Inc *	2,657	182,284
PACCAR Inc	12,206	778,865
Pall Corp	4,061	505,391
Parker-Hannifin Corp	2,391	278,145
Pitney Bowes Inc	2,971	61,827
Precision Castparts Corp	1,005	200,869
Quanta Services Inc *	1,541	44,412
Regal Beloit Corp	91	6,606
Robert Half International Inc	5,141	285,326
Rockwell Automation Inc	5,122	638,406
Rockwell Collins Inc	5,034	464,890
Rollins Inc	3,613	103,079
Roper Technologies Inc	1,466	252,826
RR Donnelley & Sons Co	4,168	72,648
Snap-on Inc	2,211	352,102
SolarCity Corp *	2,251	120,541
Southwest Airlines Co	25,433	841,578
Spirit AeroSystems Holdings Inc ‘A’ *	4,975	274,172
Spirit Airlines Inc *	2,778	172,514
Stanley Black & Decker Inc	539	56,724
Stericycle Inc *	3,237	433,467
Textron Inc	2,399	107,067
The Babcock & Wilcox Co	811	26,601
The Boeing Co	26,316	3,650,556
The Dun & Bradstreet Corp	406	49,532
The Middleby Corp *	2,182	244,886
The Toro Co	2,119	143,626
Towers Watson & Co ‘A’	470	59,126
TransDigm Group Inc *	2,028	455,631
Tyco International PLC	14,004	538,874
Union Pacific Corp	33,321	3,177,824
United Continental Holdings Inc *	14,538	770,659
United Parcel Service Inc ‘B’	26,698	2,587,303
United Rentals Inc *	3,691	323,405
United Technologies Corp	3,117	345,769
USG Corp *	3,487	96,904
Valmont Industries Inc	49	5,825
Verisk Analytics Inc *	6,435	468,211

	Shares	Value
WABCO Holdings Inc *	2,077	$256,966
Wabtec Corp	3,677	346,520
Waste Management Inc	1,464	67,856
Watsco Inc	991	122,626
WW Grainger Inc	2,547	602,748

		44,957,141

Information Technology - 26.0%

3D Systems Corp *	1,562	30,490
Accenture PLC ‘A’	23,904	2,313,429
Adobe Systems Inc * ‡	19,038	1,542,268
Akamai Technologies Inc *	6,796	474,497
Alliance Data Systems Corp *	2,362	689,562
Altera Corp	3,564	182,477
Amphenol Corp ‘A’	11,757	681,553
Analog Devices Inc	10,918	700,772
ANSYS Inc *	646	58,941
Apple Inc	219,237	27,497,801
Applied Materials Inc	27,747	533,297
Arista Networks Inc *	1,283	104,872
ARRIS Group Inc *	865	26,469
Atmel Corp	15,884	156,537
Autodesk Inc *	6,437	322,333
Automatic Data Processing Inc	14,348	1,151,140
Avago Technologies Ltd (Singapore)	9,765	1,298,061
Black Knight Financial Services Inc ‘A’ *	691	21,331
Booz Allen Hamilton Holding Corp	3,585	90,485
Broadcom Corp ‘A’	1,535	79,037
Broadridge Financial Solutions Inc	4,562	228,146
Cadence Design Systems Inc *	11,138	218,973
CDK Global Inc	6,101	329,332
CDW Corp	5,019	172,051
Citrix Systems Inc *	6,100	427,976
Cognex Corp	3,316	159,500
Cognizant Technology Solutions Corp ‘A’ *	23,234	1,419,365
CommScope Holding Co Inc *	1,775	54,155
CoreLogic Inc *	1,542	61,202
CoStar Group Inc *	1,234	248,355
DST Systems Inc	1,080	136,058
eBay Inc *	46,231	2,784,955
Electronic Arts Inc *	11,973	796,205
EMC Corp	6,061	159,950
F5 Networks Inc *	2,738	329,518
Facebook Inc ‘A’ *	82,353	7,063,005
FactSet Research Systems Inc	1,590	258,391
Fidelity National Information Services Inc	4,650	287,370
FireEye Inc *	5,250	256,778
Fiserv Inc *	9,012	746,464
FleetCor Technologies Inc *	3,494	545,274
FLIR Systems Inc	3,365	103,709
Fortinet Inc *	5,435	224,629
Freescale Semiconductor Ltd *	3,855	154,084
Gartner Inc *	3,160	271,065
Genpact Ltd *	6,054	129,132
Global Payments Inc	2,523	261,004
GoDaddy Inc ‘A’ *	899	25,343
Google Inc ‘A’ *	10,970	5,924,239
Google Inc ‘C’ *	11,195	5,827,109
Harris Corp	791	60,836
HomeAway Inc *	1,160	36,099
IAC/InterActiveCorp	2,797	222,809
Informatica Corp *	3,985	193,153
Ingram Micro Inc ‘A’ *	334	8,360
Intel Corp	12,638	384,385
International Business Machines Corp	19,179	3,119,656
Intuit Inc	10,491	1,057,178
IPG Photonics Corp *	1,315	112,005
Jabil Circuit Inc	1,372	29,210
Jack Henry & Associates Inc	3,112	201,346
Juniper Networks Inc	2,660	69,080

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-46

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Keysight Technologies Inc *	5,409	$168,707
King Digital Entertainment PLC (Ireland)	3,060	43,605
KLA-Tencor Corp	6,086	342,094
Lam Research Corp	4,302	349,968
Leidos Holdings Inc	219	8,841
LendingClub Corp *	2,541	37,480
Linear Technology Corp	9,113	403,068
LinkedIn Corp ‘A’ *	4,164	860,407
MasterCard Inc ‘A’	38,042	3,556,166
Maxim Integrated Products Inc	3,729	128,930
Microchip Technology Inc	7,700	365,173
Micron Technology Inc *	3,252	61,268
Microsoft Corp	174,551	7,706,427
Motorola Solutions Inc	8,028	460,326
National Instruments Corp	942	27,751
NetApp Inc	3,560	112,354
NetSuite Inc *	1,521	139,552
ON Semiconductor Corp *	15,076	176,238
Oracle Corp	72,345	2,915,503
Palo Alto Networks Inc *	2,762	482,521
Pandora Media Inc *	8,047	125,050
Paychex Inc	10,767	504,757
PTC Inc *	4,389	180,037
Qorvo Inc *	5,687	456,495
QUALCOMM Inc	9,430	590,601
Rackspace Hosting Inc *	4,687	174,310
Red Hat Inc *	6,977	529,764
Sabre Corp	4,325	102,935
Salesforce.com Inc *	24,965	1,738,313
ServiceNow Inc *	5,853	434,936
Skyworks Solutions Inc	7,273	757,119
SolarWinds Inc *	2,539	117,124
Solera Holdings Inc	2,546	113,450
Splunk Inc *	4,769	332,018
SS&C Technologies Holdings Inc	2,435	152,188
SunEdison Inc *	9,538	285,282
SunPower Corp * (France)	137	3,892
Synopsys Inc *	431	21,830
Tableau Software Inc ‘A’ *	1,886	217,456
Teradata Corp *	4,016	148,592
Texas Instruments Inc	39,592	2,039,384
The Ultimate Software Group Inc *	1,088	178,802
The Western Union Co	19,649	399,464
Total System Services Inc	6,288	262,650
Trimble Navigation Ltd *	524	12,293
Twitter Inc *	21,509	779,056
Vantiv Inc ‘A’ *	5,456	208,365
VeriFone Systems Inc *	4,329	147,013
VeriSign Inc *	3,937	242,992
Visa Inc ‘A’	74,491	5,002,071
VMware Inc ‘A’ *	3,118	267,337
WEX Inc *	1,471	167,650
Workday Inc ‘A’ *	4,038	308,463
Xilinx Inc	2,274	100,420
Yelp Inc *	2,472	106,370
Zebra Technologies Corp ‘A’ *	1,969	218,657
Zillow Group Inc ‘A’ *	1,002	86,913

		108,913,234

Materials - 3.7%

Air Products & Chemicals Inc	6,727	920,455
Airgas Inc	582	61,564
AptarGroup Inc	441	28,123
Ashland Inc	245	29,866
Avery Dennison Corp	3,222	196,349
Axalta Coating Systems Ltd *	3,839	126,994
Ball Corp	5,247	368,077
Bemis Co Inc	405	18,229
Celanese Corp ‘A’	415	29,830
CF Industries Holdings Inc	8,957	575,756

	Shares	Value
Compass Minerals International Inc	1,282	$105,304
Crown Holdings Inc *	2,332	123,386
Cytec Industries Inc	267	16,162
Eagle Materials Inc	1,912	145,943
Eastman Chemical Co	1,409	115,284
Ecolab Inc	10,047	1,136,014
EI du Pont de Nemours & Co	15,916	1,017,828
FMC Corp	3,680	193,384
Graphic Packaging Holding Co	7,223	100,616
Huntsman Corp	4,944	109,114
International Flavors & Fragrances Inc	3,079	336,504
International Paper Co	15,217	724,177
LyondellBasell Industries NV ‘A’	14,641	1,515,636
Martin Marietta Materials Inc	360	50,944
Monsanto Co	18,119	1,931,304
NewMarket Corp	324	143,820
Owens-Illinois Inc *	387	8,878
Packaging Corp of America	3,726	232,838
Platform Specialty Products Corp *	749	19,159
PPG Industries Inc	10,346	1,186,893
Praxair Inc	9,140	1,092,687
Rock-Tenn Co ‘A’	1,024	61,645
Royal Gold Inc	131	8,068
RPM International Inc	5,070	248,278
Sealed Air Corp	7,988	410,423
Sigma-Aldrich Corp	1,772	246,928
Silgan Holdings Inc	1,546	81,567
Southern Copper Corp (Mexico)	1,421	41,792
Steel Dynamics Inc	1,022	21,171
Tahoe Resources Inc (NYSE)	781	9,474
The Dow Chemical Co	5,748	294,125
The Scotts Miracle-Gro Co ‘A’	1,542	91,302
The Sherwin-Williams Co	3,082	847,612
The Valspar Corp	3,092	252,987
Vulcan Materials Co	662	55,562
WR Grace & Co *	2,770	277,831

		15,609,883

Telecommunication Services - 1.7%

Level 3 Communications Inc *	1,310	68,998
SBA Communications Corp ‘A’ *	2,429	279,262
Verizon Communications Inc	144,033	6,713,378
Zayo Group Holdings Inc *	4,726	121,553

		7,183,191

Utilities - 0.1%

Calpine Corp *	1,644	29,576
Dominion Resources Inc	1,130	75,563
ITC Holdings Corp	2,180	70,152
TerraForm Power Inc ‘A’ *	102	3,874

		179,165

Total Common Stocks (Cost $302,083,177)		403,252,099

EXCHANGE-TRADED FUND - 0.2%

iShares Russell 1000 Growth	8,541	845,644

Total Exchange-Traded Fund (Cost $866,112)		845,644

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-47

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT- 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $14,796,088; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $15,094,738)	$14,796,088	$14,796,088

Total Short-Term Investment (Cost $14,796,088)		14,796,088

TOTAL INVESTMENTS - 100.1% (Cost $317,745,377)		418,893,831

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(572,654)

NET ASSETS - 100.0%		$418,321,177

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Information Technology	26.0%
Consumer Discretionary	20.3%
Health Care	17.6%
Industrials	10.8%
Consumer Staples	10.1%
Financials	5.2%
Materials	3.7%
Short-Term Investment	3.5%
Others (each less than 3.0%)	2.9%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2015, investments with a total aggregate value of $1,218,636 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index (09/15)	52	($88,760)
S&P 500 E-Mini Index (09/15)	95	(211,917)

Total Futures Contracts		($300,677)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$403,252,099	$403,252,099	$-	$-
	Exchange-Traded Fund	845,644	845,644	-	-
	Short-Term Investment	14,796,088	-	14,796,088	-

	Total Assets	418,893,831	404,097,743	14,796,088	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(300,677)	(300,677)	-	-

	Total Liabilities	(300,677)	(300,677)	-	-

	Total	$418,593,154	$403,797,066	$14,796,088	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-48

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Consumer Discretionary - 5.2%

Aaron’s Inc	2,575	$93,241
Aramark	759	23,506
Best Buy Co Inc	14,018	457,127
Brunswick Corp	1,126	57,268
Cabela’s Inc *	2,090	104,458
Cablevision Systems Corp ‘A’	8,007	191,688
Carnival Corp	19,619	968,982
Clear Channel Outdoor Holdings Inc ‘A’	919	9,309
Coach Inc	10,975	379,845
Comcast Corp ‘A’	9,511	571,992
Comcast Corp ‘Special A’	1,708	102,378
CST Brands Inc	622	24,295
Darden Restaurants Inc	4,654	330,806
Dick’s Sporting Goods Inc	1,322	68,440
Dillard’s Inc ‘A’	971	102,140
Discovery Communications Inc ‘A’ *	647	21,519
Discovery Communications Inc ‘C’ *	1,139	35,400
DISH Network Corp ‘A’ *	3,287	222,563
DR Horton Inc	8,885	243,094
DSW Inc ‘A’	3,184	106,250
Family Dollar Stores Inc	282	22,224
Foot Locker Inc	873	58,500
Ford Motor Co	180,336	2,706,843
Fossil Group Inc *	356	24,692
GameStop Corp ‘A’	4,950	212,652
Gannett Co Inc *	5,239	73,294
Garmin Ltd	5,471	240,341
General Motors Co	74,232	2,474,153
Gentex Corp	6,794	111,558
Genuine Parts Co	500	44,765
Graham Holdings Co ‘B’	162	174,158
H&R Block Inc	827	24,521
Harley-Davidson Inc	4,355	245,404
Hasbro Inc	968	72,397
Hyatt Hotels Corp ‘A’ *	1,573	89,173
International Game Technology PLC * (United Kingdom)	1,422	25,255
JC Penney Co Inc *	14,093	119,368
John Wiley & Sons Inc ‘A’	2,143	116,515
Johnson Controls Inc	23,621	1,169,948
Kohl’s Corp	9,367	586,468
Lear Corp	873	98,003
Lennar Corp ‘A’	4,884	249,279
Lennar Corp ‘B’	273	11,772
Liberty Broadband Corp ‘A’ *	1,207	61,521
Liberty Broadband Corp ‘C’ *	3,065	156,805
Liberty Interactive Corp QVC Group ‘A’ *	12,529	347,680
Liberty Media Corp ‘A’ *	4,829	174,037
Liberty Media Corp ‘C’ *	9,262	332,506
Macy’s Inc	4,402	297,003
Mattel Inc	15,627	401,458
MGM Resorts International *	19,130	349,123
Mohawk Industries Inc *	850	162,265
Murphy USA Inc *	1,964	109,630
Newell Rubbermaid Inc	6,156	253,073
News Corp ‘A’ *	17,716	258,476
News Corp ‘B’ *	5,585	79,530
Norwegian Cruise Line Holdings Ltd *	492	27,572
Office Depot Inc *	20,808	180,197
Penske Automotive Group Inc	1,229	64,043
PulteGroup Inc	16,840	339,326
PVH Corp	3,818	439,834
Ralph Lauren Corp	2,612	345,724
Royal Caribbean Cruises Ltd	7,934	624,326
Sears Holdings Corp *	549	14,658
Staples Inc	29,590	453,023

	Shares	Value
Target Corp	27,043	$2,207,520
TEGNA Inc	10,478	336,029
The Goodyear Tire & Rubber Co	12,466	375,850
The Wendy’s Co	12,575	141,846
Thomson Reuters Corp (NYSE) (Canada)	15,226	579,654
Tiffany & Co	1,284	117,871
Time Warner Inc	18,472	1,614,638
Toll Brothers Inc *	5,281	201,681
Tribune Media Co ‘A’	3,725	198,878
Tupperware Brands Corp	125	8,068
Twenty-First Century Fox Inc ‘A’	18,782	611,260
Twenty-First Century Fox Inc ‘B’	7,215	232,467
Vista Outdoor Inc *	2,567	115,258
Whirlpool Corp	3,357	580,929
Wynn Resorts Ltd	432	42,625

		25,901,968

Consumer Staples - 6.5%

Altria Group Inc	5,359	262,109
Archer-Daniels-Midland Co	28,653	1,381,648
Avon Products Inc	20,095	125,795
Brown-Forman Corp ‘A’	89	9,916
Brown-Forman Corp ‘B’	408	40,873
Bunge Ltd	6,633	582,377
Campbell Soup Co	3,306	157,531
Colgate-Palmolive Co	5,139	336,142
ConAgra Foods Inc	17,042	745,076
CVS Health Corp	3,805	399,068
Energizer Holdings Inc	2,873	377,943
Flowers Foods Inc	877	18,549
Herbalife Ltd *	498	27,435
Ingredion Inc	2,888	230,491
Kellogg Co	1,154	72,356
Kimberly-Clark Corp	3,481	368,882
Molson Coors Brewing Co ‘B’	6,369	444,620
Mondelez International Inc ‘A’	75,129	3,090,807
Nu Skin Enterprises Inc ‘A’	2,140	100,858
Philip Morris International Inc	35,918	2,879,546
Pilgrim’s Pride Corp (Brazil)	2,632	60,457
Pinnacle Foods Inc	5,384	245,187
Rite Aid Corp *	18,543	154,834
Sysco Corp	18,868	681,135
The Clorox Co	1,255	130,545
The JM Smucker Co	5,527	599,182
The Procter & Gamble Co	125,304	9,803,785
Tyson Foods Inc ‘A’	12,920	550,780
Wal-Mart Stores Inc	72,956	5,174,769
Walgreens Boots Alliance Inc	33,712	2,846,641
Whole Foods Market Inc	1,390	54,822

		31,954,159

Energy - 13.7%

Anadarko Petroleum Corp	23,460	1,831,288
Antero Resources Corp *	3,220	110,575
Apache Corp	17,417	1,003,742
Baker Hughes Inc	20,077	1,238,751
California Resources Corp	14,523	87,719
Cameron International Corp *	8,841	463,003
Cheniere Energy Inc *	10,927	756,804
Chesapeake Energy Corp	27,095	302,651
Chevron Corp	86,853	8,378,709
Cimarex Energy Co	4,368	481,834
Cobalt International Energy Inc *	16,936	164,449
Concho Resources Inc *	5,543	631,126
ConocoPhillips	56,946	3,497,054
CONSOL Energy Inc	10,569	229,770
Continental Resources Inc *	2,657	112,630
CVR Energy Inc	473	17,804
Denbury Resources Inc	16,486	104,851
Devon Energy Corp	18,988	1,129,596

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-49

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Diamond Offshore Drilling Inc	2,966	$76,552
Diamondback Energy Inc *	2,911	219,431
Dril-Quip Inc *	1,799	135,375
Energen Corp	3,376	230,581
Ensco PLC ‘A’	10,822	241,006
EOG Resources Inc	23,173	2,028,796
EP Energy Corp ‘A’ *	1,572	20,012
EQT Corp	7,037	572,390
Exxon Mobil Corp	193,111	16,066,835
FMC Technologies Inc *	3,723	154,467
Frank’s International NV (Netherlands)	1,597	30,087
Golar LNG Ltd (NOTC) (Bermuda)	4,153	194,360
Gulfport Energy Corp *	4,465	179,716
Halliburton Co	39,299	1,692,608
Helmerich & Payne Inc	4,454	313,651
Hess Corp	11,645	778,818
HollyFrontier Corp	7,653	326,707
Kinder Morgan Inc	82,470	3,166,023
Kosmos Energy Ltd *	7,282	61,387
Laredo Petroleum Inc *	5,688	71,555
Marathon Oil Corp	31,174	827,358
Marathon Petroleum Corp	23,211	1,214,167
Murphy Oil Corp	8,220	341,705
Nabors Industries Ltd	15,259	220,187
National Oilwell Varco Inc	17,915	864,936
Newfield Exploration Co *	7,520	271,622
Noble Corp PLC	11,176	171,999
Noble Energy Inc	17,925	765,039
Occidental Petroleum Corp	35,477	2,759,046
Oceaneering International Inc	3,763	175,318
ONEOK Inc	5,304	209,402
Patterson-UTI Energy Inc	6,781	127,585
PBF Energy Inc ‘A’	3,974	112,941
Phillips 66	25,017	2,015,370
Pioneer Natural Resources Co	6,896	956,406
QEP Resources Inc	8,160	151,042
Range Resources Corp	7,294	360,178
Rowan Cos PLC ‘A’	5,763	121,657
RPC Inc	2,323	32,127
Schlumberger Ltd	51,549	4,443,008
Seadrill Ltd (NYSE) (Norway)	17,259	178,458
SM Energy Co	3,116	143,710
Southwestern Energy Co *	17,762	403,730
Spectra Energy Corp	31,007	1,010,828
Superior Energy Services Inc	6,988	147,028
Targa Resources Corp	1,325	118,216
Teekay Corp (Bermuda)	1,319	56,480
Tesoro Corp	5,458	460,710
Valero Energy Corp	23,492	1,470,599
Weatherford International PLC *	35,784	439,070
Whiting Petroleum Corp *	9,428	316,781
World Fuel Services Corp	2,731	130,951
WPX Energy Inc *	9,457	116,132

		68,236,499

Financials - 28.5%

ACE Ltd	15,085	1,533,843
Aflac Inc	20,040	1,246,488
Alexandria Real Estate Equities Inc REIT	3,328	291,067
Alleghany Corp *	739	346,414
Allied World Assurance Co Holdings AG	4,409	190,557
Ally Financial Inc *	20,594	461,923
American Campus Communities Inc REIT	5,187	195,498
American Capital Agency Corp REIT	16,295	299,339
American Express Co	32,170	2,500,252
American Financial Group Inc	3,186	207,217
American Homes 4 Rent ‘A’ REIT	7,653	122,754
American International Group Inc	61,585	3,807,185
American National Insurance Co	334	34,175

	Shares	Value
American Realty Capital Properties Inc REIT	41,807	$339,891
Ameriprise Financial Inc	1,399	174,777
AmTrust Financial Services Inc	1,674	109,664
Annaly Capital Management Inc REIT	43,772	402,265
Apartment Investment & Management Co ‘A’ REIT	7,218	266,561
Apple Hospitality REIT Inc	8,597	162,225
Arch Capital Group Ltd *	5,729	383,614
Arthur J Gallagher & Co	3,452	163,280
Aspen Insurance Holdings Ltd	2,846	136,323
Associated Banc-Corp	7,044	142,782
Assurant Inc	3,137	210,179
Assured Guaranty Ltd	6,970	167,210
AvalonBay Communities Inc REIT	6,106	976,166
Axis Capital Holdings Ltd	4,662	248,811
Bank of America Corp	485,056	8,255,653
Bank of Hawaii Corp	2,015	134,360
BankUnited Inc	4,777	171,638
BB&T Corp	33,700	1,358,447
Berkshire Hathaway Inc ‘B’ *	80,317	10,931,947
BioMed Realty Trust Inc REIT	9,403	181,854
BlackRock Inc	3,951	1,366,967
BOK Financial Corp	1,305	90,802
Boston Properties Inc REIT	617	74,682
Brandywine Realty Trust REIT	8,308	110,330
Brixmor Property Group Inc REIT	7,992	184,855
Brown & Brown Inc	5,352	175,867
Camden Property Trust REIT	4,011	297,937
Capital One Financial Corp	25,238	2,220,187
CBL & Associates Properties Inc REIT	7,713	124,951
Chimera Investment Corp REIT	9,496	130,190
Cincinnati Financial Corp	7,592	380,967
CIT Group Inc	8,039	373,733
Citigroup Inc	140,137	7,741,168
Citizens Financial Group Inc	14,404	393,373
City National Corp	2,221	200,756
CME Group Inc ‘A’	14,807	1,377,939
CNA Financial Corp	1,243	47,495
Columbia Property Trust Inc REIT	5,073	124,542
Comerica Inc	8,222	421,953
Commerce Bancshares Inc	3,804	177,913
Communications Sales & Leasing Inc REIT	5,572	137,740
Corporate Office Properties Trust REIT	4,367	102,799
Corrections Corp of America REIT	5,405	178,797
Cullen/Frost Bankers Inc	2,504	196,764
DDR Corp REIT	13,989	216,270
Digital Realty Trust Inc REIT	2,672	178,169
Discover Financial Services	20,438	1,177,638
Douglas Emmett Inc REIT	6,737	181,495
Duke Realty Corp REIT	15,937	295,950
E*TRADE Financial Corp *	13,391	401,060
East West Bancorp Inc	6,644	297,784
Empire State Realty Trust Inc ‘A’ REIT	2,723	46,454
Endurance Specialty Holdings Ltd	2,086	137,050
Equity Commonwealth REIT *	5,992	153,815
Equity Residential REIT	16,812	1,179,698
Essex Property Trust Inc REIT	3,019	641,537
Everest Re Group Ltd	2,053	373,667
Fifth Third Bancorp	37,409	778,855
First Horizon National Corp	10,785	169,001
First Niagara Financial Group Inc	16,400	154,816
First Republic Bank	6,570	414,107
FNF Group	12,954	479,168
Forest City Enterprises Inc ‘A’ *	10,088	222,945
Franklin Resources Inc	17,914	878,323
Gaming & Leisure Properties Inc REIT	3,521	129,080
General Growth Properties Inc REIT	26,652	683,890
Genworth Financial Inc ‘A’ *	22,973	173,906
HCC Insurance Holdings Inc	4,421	339,710

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-50

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
HCP Inc REIT	21,324	$777,686
Health Care REIT Inc	8,891	583,516
Healthcare Trust of America Inc ‘A’ REIT	5,216	124,923
Home Properties Inc REIT	2,675	195,409
Hospitality Properties Trust REIT	6,434	185,428
Host Hotels & Resorts Inc REIT	34,995	693,951
Hudson City Bancorp Inc	24,458	241,645
Huntington Bancshares Inc	37,344	422,361
Interactive Brokers Group Inc ‘A’	2,428	100,908
Intercontinental Exchange Inc	3,311	740,373
Invesco Ltd	17,407	652,588
Iron Mountain Inc REIT	5,913	183,303
Jones Lang LaSalle Inc	564	96,444
JPMorgan Chase & Co	171,403	11,614,267
KeyCorp	39,181	588,499
Kilroy Realty Corp REIT	4,067	273,099
Kimco Realty Corp REIT	19,064	429,703
Legg Mason Inc	3,026	155,930
Leucadia National Corp	13,143	319,112
Liberty Property Trust REIT	6,903	222,415
Lincoln National Corp	11,687	692,104
Loews Corp	14,379	553,735
M&T Bank Corp	6,142	767,320
Markel Corp *	578	462,793
Marsh & McLennan Cos Inc	9,944	563,825
Mercury General Corp	391	21,759
MetLife Inc	43,267	2,422,519
MFA Financial Inc REIT	17,108	126,428
Mid-America Apartment Communities Inc REIT	3,481	253,452
Morgan Stanley	70,803	2,746,448
National Retail Properties Inc REIT	6,190	216,712
Navient Corp	17,968	327,197
New York Community Bancorp Inc	20,520	377,158
Northern Trust Corp	10,779	824,162
NorthStar Realty Finance Corp REIT	16,021	254,734
Old Republic International Corp	12,063	188,545
Omega Healthcare Investors Inc REIT	6,144	210,924
Outfront Media Inc REIT	6,347	160,198
PacWest Bancorp	4,705	220,006
Paramount Group Inc REIT	8,249	141,553
PartnerRe Ltd	2,205	283,342
People’s United Financial Inc	14,277	231,430
Piedmont Office Realty Trust Inc ‘A’ REIT	7,131	125,434
Plum Creek Timber Co Inc REIT	4,786	194,168
Popular Inc *	4,781	137,980
Post Properties Inc REIT	1,672	90,907
Principal Financial Group Inc	13,597	697,390
ProAssurance Corp	2,541	117,420
Prologis Inc REIT	24,204	897,968
Prudential Financial Inc	20,923	1,831,181
Public Storage REIT	582	107,303
Raymond James Financial Inc	5,916	352,475
Rayonier Inc REIT	5,860	149,723
Realogy Holdings Corp *	4,305	201,130
Realty Income Corp REIT	10,741	476,793
Regency Centers Corp REIT	4,357	256,976
Regions Financial Corp	61,907	641,357
Reinsurance Group of America Inc	3,058	290,112
RenaissanceRe Holdings Ltd	2,127	215,912
Retail Properties of America Inc ‘A’ REIT	10,955	152,603
Santander Consumer USA Holdings Inc (Spain)	3,874	99,058
Senior Housing Properties Trust REIT	10,855	190,505
Signature Bank *	195	28,546
SL Green Realty Corp REIT	4,600	505,494
SLM Corp *	1,573	15,526
Spirit Realty Capital Inc REIT	20,389	197,162
Springleaf Holdings Inc *	2,408	110,551
StanCorp Financial Group Inc	1,950	147,439

	Shares	Value
Starwood Property Trust Inc REIT	10,999	$237,248
State Street Corp	19,015	1,464,155
SunTrust Banks Inc	23,843	1,025,726
SVB Financial Group *	881	126,846
Synchrony Financial *	5,933	195,374
Synovus Financial Corp	6,153	189,635
Taubman Centers Inc REIT	1,633	113,494
TCF Financial Corp	7,829	130,040
TD Ameritrade Holding Corp	1,826	67,233
TFS Financial Corp	3,048	51,267
The Allstate Corp	18,891	1,225,459
The Bank of New York Mellon Corp	46,205	1,939,224
The Charles Schwab Corp	15,504	506,206
The Chubb Corp	10,612	1,009,626
The Goldman Sachs Group Inc	19,954	4,166,196
The Hanover Insurance Group Inc	2,043	151,243
The Hartford Financial Services Group Inc	19,396	806,292
The Howard Hughes Corp *	1,094	157,033
The Macerich Co REIT	7,310	545,326
The NASDAQ OMX Group Inc	5,347	260,987
The PNC Financial Services Group Inc	23,921	2,288,044
The Progressive Corp	27,099	754,165
The Travelers Cos Inc	14,720	1,422,835
Torchmark Corp	5,825	339,131
Two Harbors Investment Corp REIT	16,931	164,908
UDR Inc REIT	11,962	383,143
Unum Group	11,525	412,019
US Bancorp	77,372	3,357,945
Validus Holdings Ltd	3,907	171,869
Ventas Inc REIT	14,273	886,211
Vornado Realty Trust REIT	8,696	825,511
Voya Financial Inc	10,576	491,467
Waddell & Reed Financial Inc ‘A’	242	11,449
Weingarten Realty Investors REIT	5,723	187,085
Wells Fargo & Co	215,177	12,101,554
Weyerhaeuser Co REIT	21,857	688,495
White Mountains Insurance Group Ltd	277	181,418
WP Carey Inc REIT	4,820	284,091
WP GLIMCHER Inc REIT	8,558	115,790
WR Berkley Corp	4,491	233,218
XL Group PLC (Ireland)	14,163	526,864
Zions Bancorp	9,386	297,865

		141,864,158

Health Care - 11.4%

Abbott Laboratories	68,761	3,374,790
Aetna Inc	12,161	1,550,041
Agilent Technologies Inc	15,381	593,399
Alere Inc *	1,408	74,272
Alkermes PLC *	1,181	75,985
Allergan PLC *	9,933	3,014,268
Allscripts Healthcare Solutions Inc *	5,756	78,742
Alnylam Pharmaceuticals Inc *	624	74,799
Anthem Inc	9,745	1,599,544
Baxter International Inc	9,176	641,678
Bio-Rad Laboratories Inc ‘A’ *	955	143,833
Bio-Techne Corp	1,008	99,258
Boston Scientific Corp *	57,092	1,010,528
Brookdale Senior Living Inc *	6,668	231,380
Cardinal Health Inc	1,467	122,715
Catamaran Corp (NASDAQ) *	4,170	254,704
Community Health Systems Inc *	5,461	343,879
DaVita HealthCare Partners Inc *	5,802	461,085
DENTSPLY International Inc	4,805	247,698
Endo International PLC *	5,276	420,233
Express Scripts Holding Co *	5,390	479,387
HCA Holdings Inc *	13,653	1,238,600
Health Net Inc *	2,975	190,757
Hill-Rom Holdings Inc	212	11,518
Hospira Inc *	1,756	155,775

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-51

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Humana Inc	512	$97,935
Johnson & Johnson	111,556	10,872,248
Laboratory Corp of America Holdings *	3,103	376,146
LifePoint Health Inc *	1,846	160,510
Mallinckrodt PLC *	3,275	385,533
MEDNAX Inc *	1,828	135,473
Medtronic PLC	65,819	4,877,188
Merck & Co Inc	115,612	6,581,791
Mylan NV *	2,951	200,255
Omnicare Inc	2,958	278,791
Patterson Cos Inc	1,802	87,667
PerkinElmer Inc	4,418	232,563
Perrigo Co PLC	5,506	1,017,674
Pfizer Inc	284,402	9,535,999
QIAGEN NV (XNGS) *	10,717	265,674
Quest Diagnostics Inc	6,635	481,170
Quintiles Transnational Holdings Inc *	194	14,086
St Jude Medical Inc	5,663	413,795
Stryker Corp	7,691	735,029
Teleflex Inc	1,919	259,929
The Cooper Cos Inc	710	126,359
Thermo Fisher Scientific Inc	12,190	1,581,774
UnitedHealth Group Inc	2,199	268,278
Universal Health Services Inc ‘B’	3,478	494,224
VCA Inc *	217	11,806
VWR Corp *	600	16,038
Zimmer Biomet Holdings Inc	7,383	806,445

		56,803,248

Industrials - 9.8%

AECOM *	6,029	199,439
AGCO Corp	3,504	198,957
Air Lease Corp	4,487	152,109
Allison Transmission Holdings Inc	3,793	110,983
AMERCO	176	57,536
Armstrong World Industries Inc *	673	35,857
Carlisle Cos Inc	2,351	235,382
Caterpillar Inc	23,030	1,953,405
Chicago Bridge & Iron Co NV	4,525	226,431
Clean Harbors Inc *	878	47,184
Colfax Corp *	4,639	214,090
Copa Holdings SA ‘A’ (Panama)	1,521	125,619
Crane Co	2,223	130,557
CSX Corp	33,859	1,105,496
Cummins Inc	2,144	281,271
Danaher Corp	23,076	1,975,075
Deere & Co	12,645	1,227,197
Donaldson Co Inc	639	22,876
Dover Corp	7,408	519,893
Eaton Corp PLC	21,574	1,456,029
Emerson Electric Co	9,600	532,128
FedEx Corp	8,362	1,424,885
Flowserve Corp	3,317	174,673
Fluor Corp	6,770	358,878
Fortune Brands Home & Security Inc	4,787	219,340
GATX Corp	2,028	107,788
General Dynamics Corp	9,346	1,324,235
General Electric Co	465,373	12,364,961
Genesee & Wyoming Inc ‘A’ *	1,496	113,965
Hubbell Inc ‘B’	2,320	251,210
IDEX Corp	321	25,224
IHS Inc ‘A’ *	458	58,913
Ingersoll-Rand PLC	11,371	766,633
ITT Corp	4,120	172,381
Jacobs Engineering Group Inc *	5,801	235,637
JetBlue Airways Corp *	9,072	188,335
Joy Global Inc	4,498	162,828
Kansas City Southern	5,106	465,667
KAR Auction Services Inc	4,348	162,615
KBR Inc	6,663	129,795

	Shares	Value
Kennametal Inc	3,662	$124,947
Kirby Corp *	2,577	197,553
L-3 Communications Holdings Inc	3,804	431,298
Lincoln Electric Holdings Inc	276	16,806
Lockheed Martin Corp	3,535	657,156
Macquarie Infrastructure Corp	3,192	263,755
ManpowerGroup Inc	3,613	322,930
MSC Industrial Direct Co Inc ‘A’	1,524	106,329
Nielsen NV	5,287	236,699
Norfolk Southern Corp	14,080	1,230,029
Northrop Grumman Corp	6,230	988,265
NOW Inc *	4,951	98,574
Orbital ATK Inc	2,796	205,115
Oshkosh Corp	3,613	153,119
Owens Corning	5,450	224,813
PACCAR Inc	1,574	100,437
Parker-Hannifin Corp	3,504	407,620
Pentair PLC (United Kingdom)	8,297	570,419
Pitney Bowes Inc	5,711	118,846
Precision Castparts Corp	5,165	1,032,329
Quanta Services Inc *	7,575	218,312
Raytheon Co	14,094	1,348,514
Regal Beloit Corp	1,960	142,276
Republic Services Inc	11,199	438,665
Roper Technologies Inc	2,865	494,098
RR Donnelley & Sons Co	4,577	79,777
Ryder System Inc	2,463	215,192
Spirit AeroSystems Holdings Inc ‘A’ *	504	27,775
SPX Corp	1,895	137,179
Stanley Black & Decker Inc	6,447	678,482
Terex Corp	4,855	112,879
Textron Inc	9,913	442,417
The ADT Corp	7,912	265,606
The Babcock & Wilcox Co	3,959	129,855
The Dun & Bradstreet Corp	1,172	142,984
The Manitowoc Co Inc	6,289	123,264
The Timken Co	3,589	131,250
Towers Watson & Co ‘A’	2,632	331,106
Trinity Industries Inc	7,157	189,160
Triumph Group Inc	2,276	150,193
Tyco International PLC	2,451	94,314
United Technologies Corp	37,333	4,141,350
Valmont Industries Inc	1,030	122,436
Waste Connections Inc	5,721	269,574
Waste Management Inc	19,370	897,799
WESCO International Inc *	2,043	140,232
Xylem Inc	8,377	310,535

		48,777,740

Information Technology - 10.6%

3D Systems Corp *	3,269	63,811
Activision Blizzard Inc	23,305	564,214
Altera Corp	9,582	490,598
Amdocs Ltd	7,142	389,882
Analog Devices Inc	1,231	79,012
ANSYS Inc *	3,363	306,840
Applied Materials Inc	23,209	446,077
ARRIS Group Inc *	5,233	160,130
Arrow Electronics Inc *	4,420	246,636
Autodesk Inc *	2,703	135,353
Automatic Data Processing Inc	4,273	342,823
Avnet Inc	6,274	257,924
Black Knight Financial Services Inc ‘A’ *	118	3,643
Booz Allen Hamilton Holding Corp	348	8,784
Broadcom Corp ‘A’	23,655	1,217,996
Brocade Communications Systems Inc	19,301	229,296
CA Inc	14,587	427,253
Cisco Systems Inc	234,900	6,450,354
CommScope Holding Co Inc *	2,708	82,621
Computer Sciences Corp	6,410	420,752

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-52

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
CoreLogic Inc *	2,296	$91,128
Corning Inc	58,129	1,146,885
Cree Inc *	5,040	131,191
Cypress Semiconductor Corp *	15,330	180,281
Dolby Laboratories Inc ‘A’	2,318	91,978
DST Systems Inc	385	48,502
EchoStar Corp ‘A’ *	2,038	99,210
EMC Corp	82,342	2,173,005
Fidelity National Information Services Inc	7,450	460,410
First Solar Inc *	3,485	163,725
FLIR Systems Inc	2,389	73,629
Freescale Semiconductor Ltd *	457	18,266
Harris Corp	4,750	365,323
Hewlett-Packard Co	83,947	2,519,250
HomeAway Inc *	2,978	92,675
Ingram Micro Inc ‘A’ *	6,814	170,554
Intel Corp	203,772	6,197,725
International Business Machines Corp	18,663	3,035,724
Jabil Circuit Inc	7,285	155,098
JDS Uniphase Corp *	10,815	125,238
Juniper Networks Inc	15,009	389,784
Keysight Technologies Inc *	1,242	38,738
Lam Research Corp	2,092	170,184
Leidos Holdings Inc	2,817	113,722
Lexmark International Inc ‘A’	2,832	125,174
Marvell Technology Group Ltd	20,924	275,883
Maxim Integrated Products Inc	8,592	297,068
Micron Technology Inc *	46,007	866,772
Microsoft Corp	161,782	7,142,675
National Instruments Corp	4,051	119,342
NCR Corp *	7,829	235,653
NetApp Inc	10,080	318,125
Nuance Communications Inc *	11,690	204,692
NVIDIA Corp	24,849	499,713
ON Semiconductor Corp *	1,527	17,851
Oracle Corp	58,536	2,359,001
Paychex Inc	1,919	89,963
QUALCOMM Inc	63,848	3,998,800
SanDisk Corp	9,602	559,028
SS&C Technologies Holdings Inc	343	21,438
SunEdison Inc *	1,007	30,119
SunPower Corp * (France)	2,337	66,394
Symantec Corp	31,441	731,003
Synopsys Inc *	6,641	336,367
Teradata Corp *	1,686	62,382
Teradyne Inc	9,909	191,145
Trimble Navigation Ltd *	11,349	266,248
Western Digital Corp	10,378	813,843
Xerox Corp	50,988	542,512
Xilinx Inc	9,188	405,742
Yahoo! Inc *	43,344	1,702,986
Zillow Group Inc ‘A’ *	817	70,867
Zynga Inc ‘A’ *	35,055	100,257

		52,827,267

Materials - 2.9%

Air Products & Chemicals Inc	1,756	240,274
Airgas Inc	2,433	257,363
Albemarle Corp	5,182	286,409
Alcoa Inc	56,458	629,507
Allegheny Technologies Inc	5,045	152,359
AptarGroup Inc	2,357	150,306
Ashland Inc	2,825	344,368
Avery Dennison Corp	295	17,977
Bemis Co Inc	4,010	180,490
Cabot Corp	2,932	109,334
Celanese Corp ‘A’	6,576	472,683
Crown Holdings Inc *	3,602	190,582
Cytec Industries Inc	2,975	180,077
Domtar Corp	2,943	121,840

	Shares	Value
Eastman Chemical Co	5,157	$421,946
EI du Pont de Nemours & Co	22,494	1,438,491
FMC Corp	1,703	89,493
Freeport-McMoRan Inc	48,037	894,449
Graphic Packaging Holding Co	6,427	89,528
Huntsman Corp	3,464	76,451
International Paper Co	972	46,257
Martin Marietta Materials Inc	2,681	379,388
MeadWestvaco Corp	7,751	365,770
Newmont Mining Corp	23,087	539,312
Nucor Corp	14,740	649,592
Owens-Illinois Inc *	6,979	160,098
Platform Specialty Products Corp *	4,664	119,305
Praxair Inc	2,224	265,879
Reliance Steel & Aluminum Co	3,432	207,567
Rock-Tenn Co ‘A’	5,263	316,833
Royal Gold Inc	2,835	174,608
Sigma-Aldrich Corp	3,377	470,585
Sonoco Products Co	4,661	199,770
Southern Copper Corp (Mexico)	3,548	104,347
Steel Dynamics Inc	9,929	205,679
Tahoe Resources Inc (NYSE)	6,457	78,323
The Dow Chemical Co	46,273	2,367,789
The Mosaic Co	16,092	753,910
The Scotts Miracle-Gro Co ‘A’	213	12,612
United States Steel Corp	6,729	138,752
Vulcan Materials Co	5,325	446,927
Westlake Chemical Corp	1,859	127,509

		14,474,739

Telecommunication Services - 2.4%

AT&T Inc ‡	239,847	8,519,366
CenturyLink Inc	26,038	764,997
Frontier Communications Corp	46,340	229,383
Level 3 Communications Inc *	11,769	619,873
SBA Communications Corp ‘A’ *	3,032	348,589
Sprint Corp * (Japan)	34,306	156,435
T-Mobile US Inc * (Germany)	12,679	491,565
Telephone & Data Systems Inc	4,342	127,655
United States Cellular Corp *	607	22,866
Verizon Communications Inc	13,563	632,171
Zayo Group Holdings Inc *	896	23,045

		11,935,945

Utilities - 5.5%

AES Corp	31,520	417,955
AGL Resources Inc	5,540	257,942
Alliant Energy Corp	5,219	301,241
Ameren Corp	11,207	422,280
American Electric Power Co Inc	22,629	1,198,658
American Water Works Co Inc	8,312	404,213
Aqua America Inc	8,179	200,304
Atmos Energy Corp	4,666	239,272
Calpine Corp *	15,203	273,502
CenterPoint Energy Inc	19,870	378,126
CMS Energy Corp	12,785	407,074
Consolidated Edison Inc	13,527	782,943
Dominion Resources Inc	26,040	1,741,295
DTE Energy Co	8,283	618,243
Duke Energy Corp	31,940	2,255,603
Edison International	15,049	836,423
Entergy Corp	8,292	584,586
Eversource Energy	14,672	666,255
Exelon Corp	39,778	1,249,825
FirstEnergy Corp	19,492	634,465
Great Plains Energy Inc	7,127	172,188
Hawaiian Electric Industries Inc	4,962	147,520
ITC Holdings Corp	4,524	145,582
MDU Resources Group Inc	8,996	175,692
National Fuel Gas Co	3,900	229,671

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-53

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
NextEra Energy Inc	20,513	$2,010,889
NiSource Inc	14,659	668,304
NRG Energy Inc	15,403	352,421
OGE Energy Corp	9,218	263,358
Pepco Holdings Inc	11,689	314,902
PG&E Corp	22,169	1,088,498
Pinnacle West Capital Corp	5,116	291,049
PPL Corp	30,858	909,385
Public Service Enterprise Group Inc	23,365	917,777
Questar Corp	8,116	169,706
SCANA Corp	6,601	334,341
Sempra Energy	11,435	1,131,379
TECO Energy Inc	10,860	191,788
TerraForm Power Inc ‘A’ *	2,240	85,075
The Southern Co	41,950	1,757,705
UGI Corp	7,968	274,498
Vectren Corp	3,817	146,878
WEC Energy Group Inc	14,582	655,745
Westar Energy Inc	6,118	209,358
Xcel Energy Inc	23,413	753,430

		27,267,344

Total Common Stocks (Cost $418,026,208)		480,043,067

EXCHANGE-TRADED FUND - 0.2%

iShares Russell 1000 Value	7,093	731,643

Total Exchange-Traded Fund (Cost $746,982)		731,643

	Principal Amount

SHORT-TERM INVESTMENT - 3.0%

Repurchase Agreement - 3.0%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $15,071,522; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $15,373,519)	$15,071,522	15,071,522

Total Short-Term Investment (Cost $15,071,522)		15,071,522

TOTAL INVESTMENTS - 99.7% (Cost $433,844,712)		495,846,232

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,566,440

NET ASSETS - 100.0%		$497,412,672

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	28.5%
Energy	13.7%
Health Care	11.4%
Information Technology	10.6%
Industrials	9.8%
Consumer Staples	6.5%
Utilities	5.5%
Consumer Discretionary	5.2%
Short-Term Investment	3.0%
Others (each less than 3.0%)	5.5%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2015, an investment with a value of $1,480,118 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/15)	162	($350,065)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-54

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$480,043,067	$480,043,067	$-	$-
	Exchange-Traded Fund	731,643	731,643	-	-
	Short-Term Investment	15,071,522	-	15,071,522	-

	Total Assets	495,846,232	480,774,710	15,071,522	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(350,065)	(350,065)	-	-

	Total Liabilities	(350,065)	(350,065)	-	-

	Total	$495,496,167	$480,424,645	$15,071,522	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-55

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Contra Furiex Pharmaceuticals - Contingent Value Rights * +	651	$6,510

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	912	2,298

Total Rights (Cost $6,360)		8,808

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	382	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 96.3%

Consumer Discretionary - 17.6%

1-800-Flowers.com Inc ‘A’ *	2,961	30,972
2U Inc *	2,816	90,647
AMC Entertainment Holdings Inc ‘A’ (China)	232	7,118
America’s Car-Mart Inc *	137	6,757
American Axle & Manufacturing Holdings Inc *	8,979	187,751
American Eagle Outfitters Inc	20,364	350,668
ANN Inc *	5,411	261,297
Arctic Cat Inc	539	17,900
Asbury Automotive Group Inc *	3,207	290,618
Bassett Furniture Industries Inc	629	17,870
Big Lots Inc	6,346	285,507
BJ’s Restaurants Inc *	2,523	122,239
Bloomin’ Brands Inc	14,600	311,710
Blue Nile Inc *	1,404	42,668
Bob Evans Farms Inc	213	10,874
Bojangles’ Inc *	990	23,621
Boot Barn Holdings Inc *	1,410	45,120
Boyd Gaming Corp *	9,717	145,269
Bravo Brio Restaurant Group Inc *	1,605	21,748
Bright Horizons Family Solutions Inc *	4,396	254,089
Buffalo Wild Wings Inc *	2,254	353,179
Build-A-Bear Workshop Inc *	132	2,111
Burlington Stores Inc *	7,976	408,371
Caleres Inc	497	15,795
Capella Education Co	1,435	77,016
Carmike Cinemas Inc *	162	4,299
Carriage Services Inc	322	7,689
Carrols Restaurant Group Inc *	3,472	36,109
Cavco Industries Inc *	811	61,182
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	6,222	13,564
Century Communities Inc *	115	2,315
Chegg Inc *	3,486	27,330
Cherokee Inc	901	25,390
Chico’s FAS Inc	16,834	279,949
Churchill Downs Inc	1,625	203,206
Chuy’s Holdings Inc *	2,001	53,607
ClubCorp Holdings Inc	5,182	123,746

	Shares	Value
Collectors Universe Inc	854	$17,029
Columbia Sportswear Co	2,350	142,081
Cooper Tire & Rubber Co	696	23,546
Cooper-Standard Holding Inc *	89	5,471
Core-Mark Holding Co Inc	1,408	83,424
Cracker Barrel Old Country Store Inc	2,129	317,562
Crocs Inc *	6,987	102,779
Crown Media Holdings Inc ‘A’ *	3,701	16,729
Culp Inc	1,209	37,479
Dana Holding Corp	10,114	208,146
Dave & Buster’s Entertainment Inc *	2,687	96,974
Deckers Outdoor Corp *	2,323	167,186
Del Frisco’s Restaurant Group Inc *	185	3,447
Denny’s Corp *	7,066	82,036
Destination XL Group Inc *	529	2,650
Diamond Resorts International Inc *	5,022	158,444
DineEquity Inc	1,866	184,902
Dorman Products Inc *	3,125	148,937
Drew Industries Inc	2,802	162,572
El Pollo Loco Holdings Inc *	1,593	32,991
Eldorado Resorts Inc *	1,891	14,788
Empire Resorts Inc * (Malaysia)	1,710	8,704
Entravision Communications Corp ‘A’	7,162	58,943
Escalade Inc	189	3,476
Etsy Inc *	2,353	33,060
Express Inc *	8,972	162,483
Fenix Parts Inc *	1,039	10,411
Fiesta Restaurant Group Inc *	3,209	160,450
Five Below Inc *	6,467	255,640
Fox Factory Holding Corp *	1,943	31,243
Francesca’s Holdings Corp *	5,093	68,603
G-III Apparel Group Ltd *	4,691	330,012
Gentherm Inc *	4,195	230,347
Global Eagle Entertainment Inc *	5,448	70,933
Grand Canyon Education Inc *	5,554	235,490
Gray Television Inc *	7,374	115,624
Group 1 Automotive Inc	553	50,229
Helen of Troy Ltd *	1,372	133,756
Hibbett Sports Inc *	2,924	136,200
Houghton Mifflin Harcourt Co *	1,133	28,552
HSN Inc	3,820	268,126
IMAX Corp * (Canada)	7,106	286,159
Installed Building Products Inc *	2,345	57,406
Interval Leisure Group Inc	4,601	105,133
iRobot Corp *	652	20,786
Isle of Capri Casinos Inc *	2,602	47,226
Jack in the Box Inc	4,403	388,168
Jamba Inc *	1,643	25,450
Kirkland’s Inc	2,033	56,660
Kona Grill Inc *	489	9,491
Krispy Kreme Doughnuts Inc *	7,634	147,031
La Quinta Holdings Inc *	11,261	257,314
La-Z-Boy Inc	2,317	61,030
Lands’ End Inc *	342	8,492
LGI Homes Inc *	438	8,664
Libbey Inc	2,419	99,977
Liberty Tax Inc	673	16,657
Liberty TripAdvisor Holdings Inc ‘A’ *	2,557	82,387
LifeLock Inc *	11,091	181,892
Lithia Motors Inc ‘A’	2,681	303,382
Loral Space & Communications Inc *	1,536	96,952
M/I Homes Inc *	534	13,174
Malibu Boats Inc ‘A’ *	2,089	41,968
Marine Products Corp	1,163	7,257
MarineMax Inc *	1,557	36,605
Marriott Vacations Worldwide Corp	1,795	164,691
Martha Stewart Living Omnimedia Inc ‘A’ *	2,605	16,255
Mattress Firm Holding Corp *	2,414	147,133
MDC Holdings Inc	1,623	48,641

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-56

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
MDC Partners Inc ‘A’	1,425	$28,072
Meritage Homes Corp *	324	15,257
Metaldyne Performance Group Inc	790	14,338
Monarch Casino & Resort Inc *	250	5,140
Monro Muffler Brake Inc	3,740	232,478
Morgans Hotel Group Co *	1,498	10,097
Motorcar Parts of America Inc *	1,956	58,856
National CineMedia Inc	1,682	26,845
Nautilus Inc *	3,712	79,845
Nexstar Broadcasting Group Inc ‘A’	3,663	205,128
Noodles & Co *	1,040	15,184
Nutrisystem Inc	3,429	85,314
Orbitz Worldwide Inc *	13,161	150,299
Outerwall Inc	2,179	165,844
Overstock.com Inc *	1,426	32,142
Oxford Industries Inc	1,737	151,901
Papa John’s International Inc	3,412	257,981
Papa Murphy’s Holdings Inc *	1,083	22,440
Party City Holdco Inc *	2,975	60,303
Penn National Gaming Inc *	898	16,478
Performance Sports Group Ltd *	389	7,002
PetMed Express Inc	2,322	40,101
Pier 1 Imports Inc	10,618	134,105
Pinnacle Entertainment Inc *	5,470	203,922
Pool Corp	5,122	359,462
Popeyes Louisiana Kitchen Inc *	2,728	163,653
Potbelly Corp *	2,551	31,250
Quiksilver Inc *	9,670	6,409
Reading International Inc ‘A’ *	445	6,163
Red Robin Gourmet Burgers Inc *	1,664	142,804
Rentrak Corp *	1,371	95,696
Restoration Hardware Holdings Inc *	3,930	383,686
Ruth’s Hospitality Group Inc	2,807	45,249
Scientific Games Corp ‘A’ *	5,930	92,152
SeaWorld Entertainment Inc	8,058	148,590
Select Comfort Corp *	6,157	185,141
Sequential Brands Group Inc *	2,374	36,298
SFX Entertainment Inc *	2,391	10,736
Shake Shack Inc ‘A’ *	585	35,258
Shutterfly Inc *	2,788	133,294
Sinclair Broadcast Group Inc ‘A’	7,834	218,647
Skullcandy Inc *	892	6,842
Smith & Wesson Holding Corp *	6,342	105,214
Sonic Corp	4,435	127,728
Sotheby’s	7,261	328,488
Sportsman’s Warehouse Holdings Inc *	900	10,233
Steiner Leisure Ltd *	1,497	80,509
Steven Madden Ltd *	6,620	283,204
Stoneridge Inc *	3,267	38,257
Strattec Security Corp	72	4,946
Strayer Education Inc *	533	22,972
Sturm Ruger & Co Inc	2,204	126,620
Superior Uniform Group Inc	868	14,357
Tenneco Inc *	7,247	416,268
Texas Roadhouse Inc	8,293	310,407
The Buckle Inc	3,363	153,925
The Cato Corp ‘A’	473	18,333
The Cheesecake Factory Inc	5,728	312,376
The Children’s Place Inc	632	41,339
The Container Store Group Inc *	1,866	31,479
The EW Scripps Co ‘A’	4,453	101,751
The Finish Line Inc ‘A’	1,408	39,171
The Habit Restaurants Inc ‘A’ *	1,348	42,179
The Men’s Wearhouse Inc	5,689	364,494
The New Home Co Inc *	219	3,773
The New York Times Co ‘A’	3,229	44,076
The Ryland Group Inc	1,939	89,911
Tile Shop Holdings Inc *	3,200	45,408
Tower International Inc *	1,389	36,183

	Shares	Value
Travelport Worldwide Ltd	8,816	$121,484
TRI Pointe Homes Inc *	1,132	17,320
Tribune Publishing Co	1,317	20,466
Tuesday Morning Corp *	4,237	47,730
Tumi Holdings Inc *	6,598	135,391
Unifi Inc *	102	3,417
Universal Electronics Inc *	1,552	77,352
Vail Resorts Inc	4,291	468,577
Vince Holding Corp *	1,799	21,552
Vitamin Shoppe Inc *	212	7,901
Wayfair Inc ‘A’ *	2,357	88,717
Weight Watchers International Inc * (Luxembourg)	3,108	15,074
William Lyon Homes ‘A’ *	319	8,189
Winmark Corp	229	22,556
Winnebago Industries Inc	2,893	68,246
Wolverine World Wide Inc	12,104	344,722
World Wrestling Entertainment Inc ‘A’	3,642	60,093
ZAGG Inc *	3,307	26,191
Zoe’s Kitchen Inc *	2,274	93,098
zulily Inc ‘A’ *	7,707	100,499
Zumiez Inc *	1,988	52,940

		20,472,255

Consumer Staples - 3.0%

Alico Inc	22	998
B&G Foods Inc	6,561	187,185
Boulder Brands Inc *	5,948	41,279
Cal-Maine Foods Inc	3,701	193,192
Calavo Growers Inc	1,720	89,320
Casey’s General Stores Inc	4,577	438,202
Castle Brands Inc *	7,690	10,689
Central Garden & Pet Co ‘A’ *	518	5,910
Coca-Cola Bottling Co Consolidated	511	77,197
Craft Brew Alliance Inc *	416	4,601
Dean Foods Co	5,106	82,564
Diamond Foods Inc *	2,924	91,755
Fairway Group Holdings Corp *	852	3,033
Farmer Bros Co *	859	20,186
Freshpet Inc *	2,424	45,086
HRG Group Inc *	4,195	54,535
Ingles Markets Inc ‘A’	442	21,114
Inter Parfums Inc	803	27,246
Inventure Foods Inc *	2,298	23,325
J&J Snack Foods Corp	1,760	194,779
John B Sanfilippo & Son Inc	253	13,131
Lancaster Colony Corp	1,404	127,553
Landec Corp *	674	9,726
Lifeway Foods Inc *	525	10,075
Limoneira Co	1,293	28,743
Medifast Inc *	1,287	41,596
MGP Ingredients Inc	1,269	21,345
National Beverage Corp *	1,296	29,147
Natural Grocers by Vitamin Cottage Inc *	1,046	25,753
Natural Health Trends Corp	935	38,765
Orchids Paper Products Co	315	7,582
PriceSmart Inc	2,282	208,210
Revlon Inc ‘A’ *	325	11,931
Seaboard Corp *	3	10,797
Synutra International Inc *	2,219	15,866
The Boston Beer Co Inc ‘A’ *	1,070	248,229
The Chefs’ Warehouse Inc *	2,219	47,132
The Fresh Market Inc *	5,112	164,300
Tootsie Roll Industries Inc	774	25,008
United Natural Foods Inc *	5,427	345,591
USANA Health Sciences Inc *	685	93,612
Vector Group Ltd	9,587	224,911
WD-40 Co	1,707	148,782

		3,509,981

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-57

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Energy - 1.5%

Carrizo Oil & Gas Inc *	327	$16,102
Delek US Holdings Inc	3,712	136,676
Energy Fuels Inc * (Canada)	2,759	12,278
Evolution Petroleum Corp	2,794	18,412
FMSA Holdings Inc *	6,829	55,930
ION Geophysical Corp *	2,329	2,492
Isramco Inc * (Israel)	110	15,182
Magnum Hunter Resources Corp *	23,080	43,160
Matador Resources Co *	5,116	127,900
Panhandle Oil & Gas Inc ‘A’	905	18,724
Par Petroleum Corp *	1,696	31,749
Parsley Energy Inc ‘A’ *	3,483	60,674
PHI Inc *	86	2,582
RigNet Inc *	1,438	43,960
SemGroup Corp ‘A’	5,167	410,673
Solazyme Inc *	8,766	27,525
Synergy Resources Corp *	1,330	15,202
Ultra Petroleum Corp *	8,800	110,176
Uranium Energy Corp *	10,858	17,264
US Silica Holdings Inc	6,284	184,498
Western Refining Inc	8,383	365,666

		1,716,825

Financials - 6.8%

Alexander’s Inc REIT	232	95,120
Altisource Asset Management Corp *	89	12,842
Altisource Portfolio Solutions SA *	1,601	49,295
American Assets Trust Inc REIT	3,393	133,040
Ashford Inc *	121	10,560
Atlas Financial Holdings Inc * (Canada)	595	11,799
Bank of the Ozarks Inc	9,178	419,893
BGC Partners Inc ‘A’	21,550	188,562
BofI Holding Inc *	1,823	192,709
Cardinal Financial Corp	146	3,181
CareTrust REIT Inc	3,712	47,031
CIFC Corp	201	1,594
Cohen & Steers Inc	2,282	77,771
Consolidated-Tomoka Land Co	142	8,185
CoreSite Realty Corp REIT	2,876	130,685
Cowen Group Inc ‘A’ *	830	5,312
Crawford & Co ‘B’	870	7,334
CubeSmart REIT	15,399	356,641
CyrusOne Inc REIT	5,747	169,249
Diamond Hill Investment Group Inc	339	67,685
DuPont Fabros Technology Inc REIT	2,680	78,926
Eagle Bancorp Inc *	2,640	116,054
Easterly Government Properties Inc REIT	1,570	24,994
EastGroup Properties Inc REIT	779	43,803
eHealth Inc *	2,079	26,383
Employers Holdings Inc	2,266	51,619
Encore Capital Group Inc *	535	22,866
Enova International Inc *	2,710	50,623
Equity One Inc REIT	773	18,042
Essent Group Ltd *	6,560	179,416
Evercore Partners Inc ‘A’	4,071	219,671
Excel Trust Inc REIT	1,762	27,787
Fifth Street Asset Management Inc	465	4,780
Financial Engines Inc	6,129	260,360
First Cash Financial Services Inc *	3,050	139,050
First Financial Bankshares Inc	4,326	149,853
GAIN Capital Holdings Inc	600	5,736
GAMCO Investors Inc ‘A’	741	50,914
Greenhill & Co Inc	3,410	140,935
HCI Group Inc	162	7,162
Heritage Financial Group Inc	358	10,804
Heritage Insurance Holdings Inc *	1,876	43,129
HFF Inc ‘A’	4,450	185,699
Hilltop Holdings Inc *	3,209	77,305

	Shares	Value
Home BancShares Inc	5,457	$199,508
HomeStreet Inc *	824	18,804
Impac Mortgage Holdings Inc *	942	18,030
Inland Real Estate Corp REIT	3,339	31,453
INTL FCStone Inc *	467	15,523
Investment Technology Group Inc	542	13,442
Janus Capital Group Inc	1,492	25,543
KCG Holdings Inc ‘A’ *	636	7,842
Kennedy-Wilson Holdings Inc	1,021	25,106
Ladenburg Thalmann Financial Services Inc *	1,428	4,998
LendingTree Inc *	681	53,533
LTC Properties Inc REIT	281	11,690
Maiden Holdings Ltd	795	12,545
Marcus & Millichap Inc *	1,606	74,101
MarketAxess Holdings Inc	4,385	406,796
Medley Management Inc ‘A’	577	6,832
Meridian Bancorp Inc *	981	13,155
MGIC Investment Corp *	17,975	204,555
Moelis & Co ‘A’	1,801	51,707
National General Holdings Corp	438	9,124
National Health Investors Inc REIT	1,560	97,188
National Interstate Corp	125	3,415
National Storage Affiliates Trust REIT	2,594	32,166
OM Asset Management PLC (United Kingdom)	2,936	52,231
On Deck Capital Inc *	1,359	15,737
Patriot National Inc *	996	15,936
Pinnacle Financial Partners Inc	309	16,800
Potlatch Corp REIT	3,516	124,185
PRA Group Inc *	5,690	354,544
PS Business Parks Inc REIT	251	18,110
Pzena Investment Management Inc ‘A’	1,342	14,829
QTS Realty Trust Inc ‘A’ REIT	2,723	99,253
RLJ Lodging Trust REIT	5,773	171,920
Ryman Hospitality Properties Inc REIT	5,153	273,676
Sabra Health Care REIT Inc	1,116	28,726
Saul Centers Inc REIT	1,024	50,371
South State Corp	143	10,867
Sovran Self Storage Inc REIT	3,698	321,393
Square 1 Financial Inc ‘A’ *	685	18,735
State National Cos Inc	346	3,747
Stonegate Mortgage Corp *	279	2,810
Sun Communities Inc REIT	906	56,018
Texas Capital Bancshares Inc *	389	24,211
Third Point Reinsurance Ltd *	729	10,753
United Financial Bancorp Inc	1,231	16,557
Universal Health Realty Income Trust REIT	987	45,856
Universal Insurance Holdings Inc	3,809	92,178
Urban Edge Properties REIT	7,112	147,858
Urstadt Biddle Properties Inc ‘A’ REIT	499	9,321
Virtu Financial Inc ‘A’ *	2,238	52,548
Virtus Investment Partners Inc	48	6,348
Walker & Dunlop Inc *	1,554	41,554
Western Alliance Bancorp *	5,207	175,788
Westwood Holdings Group Inc	889	52,958
WisdomTree Investments Inc	13,432	295,034
World Acceptance Corp *	572	35,184
ZAIS Group Holdings Inc ‘A’ *	449	4,894

		7,922,385

Health Care - 26.7%

AAC Holdings Inc *	939	40,903
Abaxis Inc	2,664	137,143
Abeona Therapeutics Inc *	1,192	6,032
ABIOMED Inc *	4,920	323,392
ACADIA Pharmaceuticals Inc *	8,651	362,304
Accelerate Diagnostics Inc *	2,545	65,686
Acceleron Pharma Inc *	2,552	80,745

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-58

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Accuray Inc *	9,311	$62,756
Aceto Corp	2,994	73,742
Achillion Pharmaceuticals Inc *	13,843	122,649
Acorda Therapeutics Inc *	4,593	153,085
Addus HomeCare Corp *	77	2,145
Adeptus Health Inc ‘A’ *	732	69,533
Aduro Biotech Inc *	985	29,875
Advaxis Inc *	3,571	72,598
Aegerion Pharmaceuticals Inc *	2,959	56,132
Aerie Pharmaceuticals Inc *	2,420	42,713
Affimed NV * (Germany)	1,804	24,300
Affymetrix Inc *	2,364	25,815
Agenus Inc *	7,215	62,265
Agile Therapeutics Inc *	1,210	10,394
Air Methods Corp *	4,675	193,265
Albany Molecular Research Inc *	2,925	59,144
Alder Biopharmaceuticals Inc *	2,425	128,452
Alimera Sciences Inc *	2,966	13,673
Alliance HealthCare Services Inc *	183	3,420
AMAG Pharmaceuticals Inc *	2,007	138,603
Amedisys Inc *	2,641	104,927
Amicus Therapeutics Inc *	11,346	160,546
AMN Healthcare Services Inc *	5,603	176,999
Amphastar Pharmaceuticals Inc *	2,472	43,458
Amsurg Corp *	1,394	97,510
Anacor Pharmaceuticals Inc *	4,825	373,600
Analogic Corp	137	10,809
ANI Pharmaceuticals Inc *	930	57,707
Anika Therapeutics Inc *	1,343	44,359
Antares Pharma Inc *	17,231	35,840
Anthera Pharmaceuticals Inc *	4,214	36,325
Applied Genetic Technologies Corp *	1,015	15,570
Aratana Therapeutics Inc *	3,162	47,809
Ardelyx Inc *	1,414	22,582
Arena Pharmaceuticals Inc *	28,726	133,289
ARIAD Pharmaceuticals Inc *	19,662	162,605
Array BioPharma Inc *	13,445	96,938
Arrowhead Research Corp *	3,858	27,585
Assembly Biosciences Inc *	1,569	30,219
Asterias Biotherapeutics Inc *	1,235	5,681
Atara Biotherapeutics Inc *	1,704	89,903
AtriCure Inc *	2,436	60,023
Atrion Corp	175	68,654
aTyr Pharma Inc *	719	13,316
Avalanche Biotechnologies Inc *	2,304	37,417
Bellicum Pharmaceuticals Inc *	914	19,441
Bio-Reference Laboratories Inc *	2,900	119,625
BioCryst Pharmaceuticals Inc *	6,863	102,465
BioDelivery Sciences International Inc *	5,111	40,684
BioSpecifics Technologies Corp *	578	29,825
BioTelemetry Inc *	3,204	30,214
BioTime Inc *	5,959	21,631
Blueprint Medicines Corp *	1,104	29,245
Cambrex Corp *	3,664	160,996
Cantel Medical Corp	4,042	216,934
Capital Senior Living Corp *	3,472	85,064
Cara Therapeutics Inc *	1,944	23,620
Carbylan Therapeutics Inc *	1,449	10,360
Cardiovascular Systems Inc *	3,530	93,369
Castlight Health Inc ‘B’ *	3,942	32,088
Catalent Inc *	9,855	289,047
Catalyst Pharmaceuticals Inc *	8,842	36,517
Celldex Therapeutics Inc *	10,582	266,878
Cellular Biomedicine Group Inc *	1,164	43,662
Cempra Inc *	3,754	128,987
Cepheid *	8,455	517,023
Cerus Corp *	9,555	49,590
Chemed Corp	2,010	263,511
ChemoCentryx Inc *	3,262	26,846
Chimerix Inc *	4,861	224,578

	Shares	Value
Cidara Therapeutics Inc *	571	$8,005
Civitas Solutions Inc *	1,380	29,435
Clovis Oncology Inc *	2,944	258,719
Coherus Biosciences Inc *	2,770	80,053
Collegium Pharmaceutical Inc *	791	14,111
Computer Programs & Systems Inc	1,332	71,155
Concert Pharmaceuticals Inc *	1,814	27,010
Connecture Inc *	547	5,776
Corcept Therapeutics Inc *	7,308	43,921
Corindus Vascular Robotics Inc *	2,726	9,568
Corium International Inc *	1,009	13,813
CorMedix Inc *	3,678	14,271
CorVel Corp *	1,000	32,020
Cross Country Healthcare Inc *	2,331	29,557
CTI BioPharma Corp *	19,216	37,471
Curis Inc *	13,071	43,265
Cutera Inc *	1,145	17,725
Cyberonics Inc *	3,078	183,018
Cynosure Inc ‘A’ *	2,420	93,364
Cytokinetics Inc *	2,090	14,045
CytRx Corp *	6,556	24,388
Depomed Inc *	6,947	149,083
Dermira Inc *	526	9,231
Dicerna Pharmaceuticals Inc *	1,774	24,747
Diplomat Pharmacy Inc *	4,256	190,456
Durect Corp *	13,200	31,548
Dyax Corp *	17,146	454,369
Dynavax Technologies Corp *	3,443	80,652
Eagle Pharmaceuticals Inc *	1,013	81,911
Emergent BioSolutions Inc *	2,523	83,133
Enanta Pharmaceuticals Inc *	1,885	84,806
Endologix Inc *	8,038	123,303
Entellus Medical Inc *	552	14,280
Epizyme Inc *	3,410	81,840
Esperion Therapeutics Inc *	1,548	126,564
Exact Sciences Corp *	10,546	313,638
ExamWorks Group Inc *	4,870	190,417
Exelixis Inc *	23,367	87,860
Fibrocell Science Inc *	2,868	15,114
FibroGen Inc *	5,629	132,282
Five Prime Therapeutics Inc *	2,452	60,908
Flex Pharma Inc *	560	9,632
Flexion Therapeutics Inc *	1,637	35,834
Fluidigm Corp *	3,361	81,336
Foamix Pharmaceuticals Ltd * (Israel)	2,648	27,142
Foundation Medicine Inc *	1,409	47,681
Galena Biopharma Inc *	19,062	32,405
Genesis Healthcare Inc *	2,120	13,992
GenMark Diagnostics Inc *	5,011	45,400
Genocea Biosciences Inc *	2,165	29,725
Genomic Health Inc *	1,992	55,358
Geron Corp *	17,569	75,195
Globus Medical Inc ‘A’ *	8,130	208,697
Haemonetics Corp *	2,932	121,268
Halozyme Therapeutics Inc *	12,484	281,889
HealthEquity Inc *	4,263	136,629
HealthSouth Corp	10,773	496,204
HealthStream Inc *	2,955	89,891
HeartWare International Inc *	2,035	147,924
Heron Therapeutics Inc *	2,829	88,152
Heska Corp *	667	19,803
HMS Holdings Corp *	10,524	180,697
ICU Medical Inc *	1,080	103,313
Idera Pharmaceuticals Inc *	9,096	33,746
IGI Laboratories Inc *	4,897	30,851
Ignyta Inc *	1,274	19,225
Immune Design Corp *	1,327	27,403
ImmunoGen Inc *	10,269	147,668
Immunomedics Inc *	10,404	42,240
Impax Laboratories Inc *	8,434	387,289

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-59

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Imprivata Inc *	1,069	$17,489
INC Research Holdings Inc ‘A’ *	1,530	61,384
Infinity Pharmaceuticals Inc *	5,791	63,411
Inogen Inc *	1,861	83,001
Inovio Pharmaceuticals Inc *	7,688	62,734
Insmed Inc *	7,294	178,120
Insulet Corp *	6,628	205,369
Insys Therapeutics Inc *	2,778	99,786
Integra LifeSciences Holdings Corp *	1,346	90,680
Intersect ENT Inc *	1,642	47,010
Intra-Cellular Therapies Inc *	2,556	81,664
Invitae Corp *	745	11,086
InVivo Therapeutics Holdings Corp *	3,146	50,808
IPC Healthcare Inc *	1,186	65,693
iRadimed Corp *	335	7,795
Ironwood Pharmaceuticals Inc *	14,799	178,476
K2M Group Holdings Inc *	2,078	49,914
Karyopharm Therapeutics Inc *	2,710	73,739
Keryx Biopharmaceuticals Inc *	12,069	120,449
Kite Pharma Inc *	3,395	206,993
KYTHERA Biopharmaceuticals Inc *	3,033	228,415
La Jolla Pharmaceutical Co *	1,356	33,236
Landauer Inc	1,106	39,418
Lannett Co Inc *	3,126	185,809
LDR Holding Corp *	2,747	118,808
LeMaitre Vascular Inc	507	6,114
Lexicon Pharmaceuticals Inc *	1,926	15,504
LHC Group Inc *	96	3,672
Ligand Pharmaceuticals Inc *	2,070	208,863
Lion Biotechnologies Inc *	5,287	48,482
Luminex Corp *	327	5,644
MacroGenics Inc *	3,313	125,795
MannKind Corp *	29,029	165,175
Masimo Corp *	5,172	200,363
MedAssets Inc *	6,696	147,714
Medgenics Inc * (Israel)	1,936	11,868
Medidata Solutions Inc *	6,505	353,352
Merge Healthcare Inc *	8,639	41,467
Meridian Bioscience Inc	4,123	76,853
Merrimack Pharmaceuticals Inc *	12,232	151,249
MiMedx Group Inc *	12,800	148,352
Mirati Therapeutics Inc * (Canada)	1,167	36,726
Molina Healthcare Inc *	4,155	292,097
Momenta Pharmaceuticals Inc *	7,188	163,958
Myriad Genetics Inc *	8,146	276,883
NanoString Technologies Inc *	1,494	23,037
National Research Corp ‘A’	980	13,926
National Research Corp ‘B’	93	3,142
Natus Medical Inc *	3,845	163,643
Navidea Biopharmaceuticals Inc *	13,862	22,318
Nektar Therapeutics *	15,458	193,380
Neogen Corp *	4,356	206,649
NeoGenomics Inc *	6,264	33,888
Neurocrine Biosciences Inc *	10,057	480,322
Nevro Corp *	1,787	96,051
NewLink Genetics Corp *	2,454	108,639
Nobilis Health Corp *	3,763	25,588
Northwest Biotherapeutics Inc *	5,264	52,272
Novavax Inc *	31,544	351,400
NuVasive Inc *	5,712	270,635
NxStage Medical Inc *	7,329	104,695
Ocata Therapeutics Inc *	3,601	18,977
Ocular Therapeutix Inc *	1,537	32,323
Omeros Corp *	4,181	75,216
Omnicell Inc *	4,255	160,456
OncoMed Pharmaceuticals Inc *	1,993	44,843
Oncothyreon Inc *	11,306	42,284
Ophthotech Corp *	2,784	144,935
OraSure Technologies Inc *	461	2,485
Orexigen Therapeutics Inc *	12,083	59,811

	Shares	Value
Organovo Holdings Inc *	9,563	$36,053
Osiris Therapeutics Inc *	2,099	40,847
Otonomy Inc *	1,735	39,888
OvaScience Inc *	2,769	80,107
Oxford Immunotec Global PLC *	2,238	30,996
Pacific Biosciences of California Inc *	7,359	42,388
Pacira Pharmaceuticals Inc *	4,250	300,560
Paratek Pharmaceuticals Inc	1,422	36,645
PAREXEL International Corp *	6,493	417,565
Peregrine Pharmaceuticals Inc *	19,990	26,187
Pernix Therapeutics Holdings Inc *	5,173	30,624
Pfenex Inc *	1,920	37,248
Phibro Animal Health Corp ‘A’	2,076	80,839
Portola Pharmaceuticals Inc *	5,465	248,931
POZEN Inc *	3,508	36,167
PRA Health Sciences Inc *	2,345	85,194
Press Ganey Holdings Inc *	1,212	34,748
Prestige Brands Holdings Inc *	6,185	285,994
Progenics Pharmaceuticals Inc *	8,188	61,082
Proteon Therapeutics Inc *	896	16,003
Prothena Corp PLC * (Ireland)	3,683	193,984
PTC Therapeutics Inc *	3,984	191,750
Quality Systems Inc	5,923	98,144
Quidel Corp *	1,412	32,405
Radius Health Inc *	3,443	233,091
RadNet Inc *	4,091	27,369
Raptor Pharmaceutical Corp *	9,504	150,068
Regulus Therapeutics Inc *	3,339	36,595
Relypsa Inc *	3,835	126,900
Repligen Corp *	3,816	157,486
Retrophin Inc *	4,123	136,677
Revance Therapeutics Inc *	1,832	58,587
Rigel Pharmaceuticals Inc *	8,026	25,763
Rockwell Medical Inc *	5,278	85,081
RTI Surgical Inc *	5,591	36,118
Sage Therapeutics Inc *	1,622	118,406
Sagent Pharmaceuticals Inc *	2,603	63,279
Sangamo BioSciences Inc *	8,110	89,940
Sarepta Therapeutics Inc *	4,867	148,103
SciClone Pharmaceuticals Inc *	5,837	57,319
Second Sight Medical Products Inc *	1,400	19,054
Select Medical Holdings Corp	11,609	188,066
Sequenom Inc *	14,178	43,101
Sientra Inc *	792	19,982
Sorrento Therapeutics Inc *	3,345	58,939
Spark Therapeutics Inc *	949	57,196
Spectrum Pharmaceuticals Inc *	1,854	12,681
STAAR Surgical Co *	4,698	45,383
Stemline Therapeutics Inc *	304	3,578
STERIS Corp	7,052	454,431
Sucampo Pharmaceuticals Inc ‘A’ *	2,941	48,321
Supernus Pharmaceuticals Inc *	3,911	66,409
Surgical Care Affiliates Inc *	2,400	92,112
SurModics Inc *	264	6,183
Synergy Pharmaceuticals Inc *	11,913	98,878
Synta Pharmaceuticals Corp *	9,672	21,569
T2 Biosystems Inc *	1,059	17,188
Tandem Diabetes Care Inc *	2,074	22,482
Team Health Holdings Inc *	8,473	553,541
TESARO Inc *	2,739	161,026
Tetraphase Pharmaceuticals Inc *	4,256	201,905
TG Therapeutics Inc *	4,168	69,147
The Ensign Group Inc	2,783	142,100
The Medicines Co *	782	22,373
The Providence Service Corp *	1,614	71,468
The Spectranetics Corp *	4,991	114,843
TherapeuticsMD Inc *	14,971	117,672
Theravance Inc	8,736	157,860
Thoratec Corp *	6,414	285,872
Threshold Pharmaceuticals Inc *	6,381	25,779

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-60

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Tobira Therapeutics Inc *	151	$2,605
Tokai Pharmaceuticals Inc *	624	8,299
Tornier NV *	2,348	58,677
TransEnterix Inc *	255	765
Trevena Inc *	2,870	17,966
Trovagene Inc *	2,882	29,252
Trupanion Inc *	1,555	12,813
Ultragenyx Pharmaceutical Inc *	4,224	432,495
Unilife Corp *	11,976	25,748
US Physical Therapy Inc	1,458	79,840
Utah Medical Products Inc	443	26,416
Vanda Pharmaceuticals Inc *	3,937	49,961
Vascular Solutions Inc *	2,074	72,009
Veracyte Inc *	1,573	17,523
Verastem Inc *	371	2,797
Versartis Inc *	216	3,288
Vitae Pharmaceuticals Inc *	1,555	22,392
Vital Therapies Inc *	1,963	41,419
VIVUS Inc *	12,186	28,759
Vocera Communications Inc *	2,006	22,969
WellCare Health Plans Inc *	5,180	439,419
West Pharmaceutical Services Inc	8,480	492,518
Wright Medical Group Inc *	3,023	79,384
XBiotech Inc *	478	8,642
Xencor Inc *	3,348	73,556
XenoPort Inc *	6,844	41,954
XOMA Corp *	8,637	33,512
Zafgen Inc *	1,937	67,078
Zeltiq Aesthetics Inc *	3,803	112,074
ZIOPHARM Oncology Inc *	13,501	162,012
Zogenix Inc *	18,071	30,359
ZS Pharma Inc *	2,136	111,905

		30,995,065

Industrials - 12.8%

AAON Inc	4,817	108,479
Accuride Corp *	4,025	15,496
Advanced Drainage Systems Inc	3,954	115,971
Aerojet Rocketdyne Holdings Inc *	3,496	72,053
Albany International Corp ‘A’	450	17,910
Allegiant Travel Co	1,578	280,695
Allied Motion Technologies Inc	751	16,867
Altra Industrial Motion Corp	2,493	67,760
American Railcar Industries Inc	294	14,300
American Woodmark Corp *	1,480	81,178
Apogee Enterprises Inc	3,430	180,555
Applied Industrial Technologies Inc	1,825	72,361
ARC Document Solutions Inc *	5,123	38,986
ArcBest Corp	1,012	32,182
Argan Inc	1,338	53,962
Astronics Corp *	2,254	159,786
AZZ Inc	3,076	159,337
Barrett Business Services Inc	891	32,361
Beacon Roofing Supply Inc *	1,418	47,106
Blount International Inc *	5,977	65,269
Blue Bird Corp *	587	7,625
Builders FirstSource Inc *	5,478	70,338
Casella Waste Systems Inc ‘A’ *	846	4,746
CEB Inc	3,942	343,191
Celadon Group Inc	2,223	45,972
CLARCOR Inc	5,557	345,868
Comfort Systems USA Inc	4,105	94,210
Commercial Vehicle Group Inc *	3,530	25,451
Continental Building Products Inc *	3,725	78,933
Covenant Transportation Group Inc ‘A’ *	1,333	33,405
Curtiss-Wright Corp	315	22,819
Deluxe Corp	3,224	199,888
Douglas Dynamics Inc	673	14,456
DXP Enterprises Inc *	452	21,018
Dycom Industries Inc *	4,012	236,106

	Shares	Value
Echo Global Logistics Inc *	3,577	$116,825
Encore Wire Corp	1,899	84,107
EnerSys	1,405	98,757
Enphase Energy Inc *	3,256	24,778
EnPro Industries Inc	1,615	92,410
Exponent Inc	2,892	129,504
Forward Air Corp	3,633	189,861
Franklin Covey Co *	148	3,003
Franklin Electric Co Inc	5,253	169,829
FreightCar America Inc	715	14,929
FTI Consulting Inc *	403	16,620
FuelCell Energy Inc *	8,521	8,324
Furmanite Corp *	3,779	30,685
G&K Services Inc ‘A’	1,699	117,469
Generac Holdings Inc *	8,151	324,002
General Cable Corp	5,261	103,800
Global Brass & Copper Holdings Inc	2,392	40,688
GP Strategies Corp *	1,527	50,757
Great Lakes Dredge & Dock Corp *	575	3,427
Griffon Corp	970	15,442
H&E Equipment Services Inc	3,748	74,848
Harsco Corp	9,411	155,282
Hawaiian Holdings Inc *	5,632	133,760
HC2 Holdings Inc *	1,444	12,924
Healthcare Services Group Inc	8,318	274,910
Heartland Express Inc	5,904	119,438
HEICO Corp	2,260	131,758
HEICO Corp ‘A’	4,690	238,111
Heritage-Crystal Clean Inc *	130	1,911
Herman Miller Inc	7,043	203,754
Hillenbrand Inc	7,487	229,851
HNI Corp	5,226	267,310
Hub Group Inc ‘A’ *	3,866	155,954
Huron Consulting Group Inc *	306	21,448
Hyster-Yale Materials Handling Inc	317	21,962
InnerWorkings Inc *	1,717	11,452
Insperity Inc	2,283	116,205
Insteel Industries Inc	2,075	38,803
Interface Inc	7,764	194,488
John Bean Technologies Corp	3,456	129,911
Kadant Inc	179	8,449
Kaman Corp	250	10,485
Kforce Inc	2,986	68,290
Kimball International Inc ‘B’	1,405	17,085
Knight Transportation Inc	7,374	197,181
Knoll Inc	5,768	144,373
Korn/Ferry International	3,234	112,446
Lawson Products Inc *	457	10,730
Lindsay Corp	1,179	103,646
Lydall Inc *	677	20,012
Marten Transport Ltd	283	6,141
Masonite International Corp *	3,541	248,260
Matson Inc	4,686	196,999
Matthews International Corp ‘A’	193	10,256
Meritor Inc *	6,456	84,703
Miller Industries Inc	51	1,017
Mistras Group Inc *	1,093	20,745
Mobile Mini Inc	460	19,338
Moog Inc ‘A’ *	411	29,049
MSA Safety Inc	2,228	108,080
Mueller Industries Inc	4,515	156,761
Mueller Water Products Inc ‘A’	19,025	173,127
Multi-Color Corp	1,486	94,926
Navistar International Corp *	368	8,328
NCI Building Systems Inc *	3,193	48,119
Neff Corp ‘A’ *	403	4,066
NN Inc	2,262	57,726
Nortek Inc *	1,132	94,103
NV5 Holdings Inc *	601	14,580
Omega Flex Inc	322	12,127

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-61

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
On Assignment Inc *	6,159	$241,926
PAM Transportation Services Inc *	361	20,956
Park-Ohio Holdings Corp	1,068	51,755
Patrick Industries Inc *	1,474	56,086
PGT Inc *	5,746	83,374
Plug Power Inc *	12,080	29,596
Ply Gem Holdings Inc *	2,564	30,230
Polypore International Inc *	5,297	317,184
Power Solutions International Inc *	524	28,306
PowerSecure International Inc *	494	7,291
Primoris Services Corp	3,100	61,380
Proto Labs Inc *	2,697	181,994
Quality Distribution Inc *	826	12,770
Quanex Building Products Corp	322	6,900
Radiant Logistics Inc *	2,975	21,747
Raven Industries Inc	533	10,836
RBC Bearings Inc *	2,761	198,129
Resources Connection Inc	791	12,727
Rexnord Corp *	11,979	286,418
Roadrunner Transportation Systems Inc *	1,283	33,101
RPX Corp *	773	13,064
Saia Inc *	2,963	116,416
Simpson Manufacturing Co Inc	304	10,336
SP Plus Corp *	1,744	45,536
Sparton Corp *	682	18,632
Standex International Corp	1,089	87,044
Steelcase Inc ‘A’	9,809	185,488
Stock Building Supply Holdings Inc *	1,812	35,425
Sun Hydraulics Corp	2,630	100,229
Swift Transportation Co *	10,398	235,723
TASER International Inc *	6,300	209,853
Team Inc *	2,435	98,009
Teledyne Technologies Inc *	1,069	112,790
Tennant Co	2,006	131,072
The Advisory Board Co *	5,017	274,279
The Brink’s Co	5,721	168,369
The Gorman-Rupp Co	504	14,152
The Greenbrier Cos Inc	3,119	146,125
Thermon Group Holdings Inc *	512	12,324
Titan International Inc	312	3,351
Trex Co Inc *	3,779	186,796
TriMas Corp *	347	10,271
TriNet Group Inc *	4,472	113,365
TrueBlue Inc *	4,951	148,035
Universal Truckload Services Inc	634	13,923
US Ecology Inc	2,568	125,113
USA Truck Inc *	425	9,023
Vectrus Inc *	1,171	29,123
Vicor Corp *	1,690	20,601
Virgin America Inc *	2,784	76,504
Volt Information Sciences Inc *	685	6,651
Wabash National Corp *	8,033	100,734
WageWorks Inc *	4,183	169,202
Werner Enterprises Inc	1,118	29,348
West Corp	870	26,187
Woodward Inc	5,280	290,347
Xerium Technologies Inc *	1,375	25,025
XPO Logistics Inc *	6,941	313,594
YRC Worldwide Inc *	622	8,074

		14,839,924

Information Technology - 23.0%

6D Global Technologies Inc *	1,121	7,331
A10 Networks Inc *	3,939	25,367
ACI Worldwide Inc *	13,727	337,272
Advanced Energy Industries Inc *	2,627	72,216
Advanced Micro Devices Inc *	32,916	78,998
Advent Software Inc	6,142	271,538
Aerohive Networks Inc *	2,702	18,860
Alliance Fiber Optic Products Inc	1,710	31,720

	Shares	Value
Ambarella Inc *	3,691	$379,029
Amber Road Inc *	1,844	12,945
American Software Inc ‘A’	502	4,769
Angie’s List Inc *	5,111	31,484
Apigee Corp *	565	5,610
Applied Micro Circuits Corp *	2,544	17,172
Applied Optoelectronics Inc *	1,445	25,085
Aspen Technology Inc *	10,048	457,686
AVG Technologies NV *	4,832	131,479
Avid Technology Inc *	2,400	32,016
Badger Meter Inc	1,703	108,123
Barracuda Networks Inc *	969	38,392
Bazaarvoice Inc *	3,229	19,019
Belden Inc	5,022	407,937
Benefitfocus Inc *	929	40,737
Blackbaud Inc	5,494	312,883
Blackhawk Network Holdings Inc *	6,394	263,433
Bottomline Technologies De Inc *	4,063	112,992
Box Inc ‘A’ *	1,505	28,053
Brightcove Inc *	3,697	25,361
BroadSoft Inc *	3,413	117,987
Cabot Microelectronics Corp *	2,390	112,593
CalAmp Corp *	4,319	78,865
Callidus Software Inc *	6,401	99,728
Carbonite Inc *	2,185	25,805
Cardtronics Inc *	5,361	198,625
Care.com Inc *	733	4,339
Cascade Microtech Inc *	1,258	19,153
Cass Information Systems Inc	761	42,783
Cavium Inc *	6,508	447,815
CEVA Inc *	1,150	22,344
ChannelAdvisor Corp *	2,426	28,991
Ciena Corp *	13,861	328,228
Cimpress NV *	3,867	325,447
Cirrus Logic Inc *	7,469	254,170
Clearfield Inc *	1,313	20,890
Code Rebel Corp *	137	4,435
Coherent Inc *	200	12,696
CommVault Systems Inc *	5,310	225,197
comScore Inc *	4,048	215,596
Comverse Inc *	2,692	54,055
Constant Contact Inc *	3,750	107,850
Cornerstone OnDemand Inc *	6,336	220,493
Coupons.com Inc *	7,162	77,278
Cray Inc *	4,885	144,156
CSG Systems International Inc	3,847	121,796
Cvent Inc *	2,747	70,818
Cyan Inc *	739	3,872
Daktronics Inc	976	11,575
Dealertrack Technologies Inc *	2,009	126,145
Demandware Inc *	3,927	279,131
DHI Group Inc *	1,856	16,500
Diebold Inc	7,615	266,525
Digimarc Corp *	831	37,511
Digital Turbine Inc *	5,191	15,677
Dot Hill Systems Corp *	7,213	44,144
DTS Inc *	1,833	55,888
EarthLink Holdings Corp	12,125	90,816
Eastman Kodak Co *	1,999	33,583
Ebix Inc	3,165	103,211
Electronics For Imaging Inc *	5,541	241,089
Ellie Mae Inc *	3,467	241,962
Endurance International Group Holdings Inc *	6,909	142,740
Entegris Inc *	9,613	140,061
Envestnet Inc *	4,151	167,825
EPAM Systems Inc *	5,756	410,000
Epiq Systems Inc	1,412	23,835
ePlus Inc *	42	3,219
Euronet Worldwide Inc *	6,091	375,815

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-62

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
EVERTEC Inc	7,836	$166,437
Everyday Health Inc *	2,312	29,547
Exar Corp *	637	6,230
ExlService Holdings Inc *	3,620	125,180
Extreme Networks Inc *	984	2,647
Fair Isaac Corp	3,658	332,073
FARO Technologies Inc *	467	21,809
FEI Co	4,883	404,947
Five9 Inc *	2,724	14,247
Fleetmatics Group PLC *	4,451	208,440
FormFactor Inc *	3,124	28,741
Forrester Research Inc	1,160	41,783
Gigamon Inc *	3,229	106,525
Globant SA *	1,798	54,713
Glu Mobile Inc *	7,412	46,029
Gogo Inc *	6,664	142,810
GrubHub Inc *	8,849	301,485
GTT Communications Inc *	2,887	68,913
Guidance Software Inc *	2,033	17,220
Guidewire Software Inc *	8,253	436,831
Harmonic Inc *	1,344	9,180
Heartland Payment Systems Inc	4,306	232,739
Hortonworks Inc *	881	22,307
HubSpot Inc *	2,211	109,621
IGATE Corp *	4,261	203,207
Immersion Corp *	3,455	43,775
Imperva Inc *	3,127	211,698
Infinera Corp *	15,261	320,176
Infoblox Inc *	6,684	175,188
Inphi Corp *	4,517	103,259
Integrated Device Technology Inc *	17,457	378,817
Interactive Intelligence Group Inc *	2,002	89,029
InterDigital Inc	3,807	216,580
Internap Corp *	6,424	59,422
Intralinks Holdings Inc *	2,536	30,204
InvenSense Inc *	9,118	137,682
Ixia *	6,410	79,740
j2 Global Inc	5,660	384,540
Jive Software Inc *	4,890	25,672
KVH Industries Inc *	1,408	18,938
Lattice Semiconductor Corp *	3,434	20,226
Lionbridge Technologies Inc *	7,600	46,892
Littelfuse Inc	2,289	217,203
LivePerson Inc *	6,496	63,726
LogMeIn Inc *	2,897	186,828
Luxoft Holding Inc *	2,166	122,487
M/A-COM Technology Solutions Holdings Inc *	2,765	105,761
Manhattan Associates Inc *	8,679	517,702
Marin Software Inc *	432	2,912
Marketo Inc *	4,080	114,485
Mattson Technology Inc *	8,819	29,544
MAXIMUS Inc	7,756	509,802
MaxLinear Inc ‘A’ *	6,080	73,568
MaxPoint Interactive Inc *	799	6,456
Mesa Laboratories Inc	320	28,448
Methode Electronics Inc	4,534	124,458
Micrel Inc	5,247	72,933
Microsemi Corp *	11,201	391,475
MicroStrategy Inc ‘A’ *	1,079	183,516
MobileIron Inc *	4,527	26,755
Model N Inc *	2,459	29,287
Monolithic Power Systems Inc	4,636	235,092
Monotype Imaging Holdings Inc	4,661	112,377
MTS Systems Corp	1,786	123,145
NetScout Systems Inc *	4,346	159,368
NeuStar Inc ‘A’ *	1,880	54,915
New Relic Inc *	676	23,788
Newport Corp *	1,559	29,559
NIC Inc	7,758	141,816

	Shares	Value
Nimble Storage Inc *	5,957	$167,153
Novatel Wireless Inc *	3,914	12,721
NVE Corp	232	18,189
OPOWER Inc *	3,069	35,324
OSI Systems Inc *	595	42,120
Park City Group Inc *	1,093	13,542
Paycom Software Inc *	3,730	127,379
Paylocity Holding Corp *	1,825	65,426
PDF Solutions Inc *	2,947	47,152
Pegasystems Inc	4,218	96,550
Perficient Inc *	2,717	52,275
PFSweb Inc *	1,283	17,782
Plantronics Inc	4,599	258,970
Plexus Corp *	1,484	65,118
PMC-Sierra Inc *	7,060	60,434
Power Integrations Inc	2,295	103,688
Proofpoint Inc *	4,651	296,129
PROS Holdings Inc *	2,842	59,995
Q2 Holdings Inc *	2,297	64,890
QAD Inc ‘A’	310	8,193
Qlik Technologies Inc *	10,682	373,443
Qualys Inc *	2,929	118,185
Rally Software Development Corp *	2,889	56,191
Rambus Inc *	13,571	196,644
RealD Inc *	4,888	60,269
RealPage Inc *	6,182	117,891
Reis Inc	607	13,463
RetailMeNot Inc *	272	4,850
Rofin-Sinar Technologies Inc *	385	10,626
Rogers Corp *	690	45,637
Ruckus Wireless Inc *	8,869	91,705
Rudolph Technologies Inc *	487	5,849
Sapiens International Corp NV (Israel)	2,161	22,431
Science Applications International Corp	5,418	286,341
SciQuest Inc *	1,857	27,502
Semtech Corp *	2,649	52,583
ServiceSource International Inc *	4,006	21,913
ShoreTel Inc *	1,619	10,977
Shutterstock Inc *	2,309	135,400
Silicon Graphics International Corp *	3,949	25,550
Silicon Laboratories Inc *	3,543	191,357
Silver Spring Networks Inc *	3,950	49,019
SPS Commerce Inc *	1,949	128,244
Stamps.com Inc *	1,681	123,671
Super Micro Computer Inc *	4,351	128,703
Synaptics Inc *	4,337	376,170
Synchronoss Technologies Inc *	4,561	208,575
Syntel Inc *	3,737	177,433
Take-Two Interactive Software Inc *	5,153	142,068
Tangoe Inc *	4,688	58,975
TechTarget Inc *	641	5,724
TeleTech Holdings Inc	1,104	29,896
Tessera Technologies Inc	3,729	141,627
Textura Corp *	2,231	62,089
The Hackett Group Inc	2,811	37,752
The Rubicon Project Inc *	3,042	45,508
TiVo Inc *	11,398	115,576
Travelzoo Inc *	876	9,881
TrueCar Inc *	5,758	69,038
TubeMogul Inc *	1,640	23,436
Tyler Technologies Inc *	3,958	512,086
Ubiquiti Networks Inc	3,378	107,809
Unisys Corp *	3,778	75,522
Universal Display Corp *	4,734	244,890
Varonis Systems Inc *	1,054	23,283
VASCO Data Security International Inc *	3,530	106,571
Verint Systems Inc *	6,816	414,038
ViaSat Inc *	4,279	257,853
Violin Memory Inc *	9,791	23,988
VirnetX Holding Corp *	5,051	21,214

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-63

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Virtusa Corp *	3,484	$179,078
Web.com Group Inc *	5,164	125,072
WebMD Health Corp *	4,453	197,179
Wix.com Ltd * (Israel)	2,202	52,011
Workiva Inc *	831	11,493
Xcerra Corp *	2,478	18,758
XO Group Inc *	3,229	52,794
Xoom Corp *	3,707	78,051
Yodlee Inc *	2,124	30,671
Zendesk Inc *	6,322	140,412
Zix Corp *	6,888	35,611

		26,797,275

Materials - 4.0%

A Schulman Inc	3,093	135,226
AEP Industries Inc *	431	23,791
American Vanguard Corp	418	5,768
Balchem Corp	3,628	202,152
Berry Plastics Group Inc *	8,392	271,901
Boise Cascade Co *	3,926	144,006
Calgon Carbon Corp	2,864	55,504
Century Aluminum Co *	384	4,005
Chase Corp	764	30,369
Chemtura Corp *	7,935	224,640
Clearwater Paper Corp *	2,291	131,274
Core Molding Technologies Inc *	916	20,922
Deltic Timber Corp	1,327	89,758
Ferro Corp *	8,587	144,090
Globe Specialty Metals Inc	7,597	134,467
Handy & Harman Ltd *	58	2,010
Hawkins Inc	189	7,634
Haynes International Inc	54	2,663
HB Fuller Co	5,990	243,314
Headwaters Inc *	8,773	159,844
Kaiser Aluminum Corp	660	54,833
KapStone Paper & Packaging Corp	10,119	233,951
KMG Chemicals Inc	1,148	29,205
Koppers Holdings Inc	2,478	61,256
Louisiana-Pacific Corp *	15,439	262,926
LSB Industries Inc *	860	35,122
Minerals Technologies Inc	3,840	261,619
Myers Industries Inc	2,884	54,796
Neenah Paper Inc	1,036	61,083
Olin Corp	7,286	196,358
Olympic Steel Inc	276	4,814
OMNOVA Solutions Inc *	3,340	25,017
PolyOne Corp	10,506	411,520
Quaker Chemical Corp	1,100	97,724
Real Industry Inc *	1,836	20,839
Rentech Inc *	13,840	14,809
RTI International Metals Inc *	242	7,628
Ryerson Holding Corp *	271	2,466
Schweitzer-Mauduit International Inc	608	24,247
Senomyx Inc *	4,915	26,344
Sensient Technologies Corp	3,541	241,992
Stepan Co	1,080	58,439
Stillwater Mining Co *	4,600	53,314
Summit Materials Inc ‘A’ *	3,013	76,832
SunCoke Energy Inc	5,491	71,383
Trecora Resources *	2,382	35,968
Tredegar Corp	644	14,239
Trinseo SA *	1,362	36,556
United States Lime & Minerals Inc (Canada)	20	1,162
US Concrete Inc *	1,715	64,981
Valhi Inc	1,079	6,107
Wausau Paper Corp	4,794	44,009
Worthington Industries Inc	1,307	39,288

		4,664,165

	Shares	Value
Telecommunication Services - 0.8%

8x8 Inc *	3,647	$32,677
Boingo Wireless Inc *	2,326	19,213
Cogent Communications Holdings Inc	5,415	183,244
Consolidated Communications Holdings Inc	3,870	81,309
FairPoint Communications Inc *	2,429	44,256
General Communication Inc ‘A’ *	4,143	70,472
IDT Corp ‘B’	321	5,804
inContact Inc *	6,580	64,945
Inteliquent Inc	1,652	30,397
Intelsat SA * (United Kingdom)	969	9,612
Lumos Networks Corp	2,267	33,529
Pacific DataVision Inc *	1,039	43,773
RingCentral Inc ‘A’ *	6,295	116,395
Shenandoah Telecommunications Co	2,463	84,308
Straight Path Communications Inc ‘B’ *	1,112	36,462
Vonage Holdings Corp *	2,311	11,347
Windstream Holdings Inc	11,169	71,258

		939,001

Utilities - 0.1%

American States Water Co	343	12,825
Genie Energy Ltd ‘B’ *	330	3,455
Ormat Technologies Inc	1,818	68,502
Spark Energy Inc ‘A’	297	4,681
The York Water Co	107	2,232
Vivint Solar Inc *	1,493	18,170

		109,865

Total Common Stocks (Cost $92,424,733)		111,966,741

EXCHANGE-TRADED FUND - 0.1%

iShares Russell 2000 Growth	978	151,180

Total Exchange-Traded Fund (Cost $151,260)		151,180

	Principal Amount

SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $3,923,666; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $4,004,313)	$3,923,666	3,923,666

Total Short-Term Investment (Cost $3,923,666)		3,923,666

TOTAL INVESTMENTS - 99.8% (Cost $96,506,019)		116,050,395

OTHER ASSETS & LIABILITIES, NET - 0.2%		179,271

NET ASSETS - 100.0%		$116,229,666

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-64

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Health Care	26.7%
Information Technology	23.0%
Consumer Discretionary	17.6%
Industrials	12.8%
Financials	6.8%
Materials	4.0%
Short-Term Investment	3.4%
Consumer Staples	3.0%
Others (each less than 3.0%)	2.5%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $8,808 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/15)	33	($48,737)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$8,808	$-	$-	$8,808
	Common Stocks (1)	111,966,741	111,966,741	-	-
	Exchange-Traded Fund	151,180	151,180	-	-
	Short-Term Investment	3,923,666	-	3,923,666	-

	Total Assets	116,050,395	112,117,921	3,923,666	8,808

Liabilities	Derivatives:
	Equity Contracts
	Futures	(48,737)	(48,737)	-	-

	Total Liabilities	(48,737)	(48,737)	-	-

	Total	$116,001,658	$112,069,184	$3,923,666	$8,808

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-65

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

BioScrip Inc Exp 07/27/15 *	32	$-

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	5,653	14,246

Total Rights (Cost $0)		14,246

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	1,289	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 93.0%

Consumer Discretionary - 10.1%

Abercrombie & Fitch Co ‘A’	10,244	220,348
AMC Entertainment Holdings Inc ‘A’ (China)	2,897	88,880
America’s Car-Mart Inc *	1,051	51,835
American Eagle Outfitters Inc	3,357	57,808
American Public Education Inc *	2,509	64,531
Apollo Education Group Inc *	13,899	179,019
Arctic Cat Inc	1,189	39,487
Ascena Retail Group Inc *	20,652	343,959
Ascent Capital Group Inc ‘A’ *	1,971	84,241
Barnes & Noble Inc *	7,478	194,129
Bassett Furniture Industries Inc	775	22,018
Beazer Homes USA Inc *	4,027	80,339
bebe stores Inc	4,952	9,904
Belmond Ltd ‘A’ *	14,321	178,869
Big 5 Sporting Goods Corp	2,721	38,665
Biglari Holdings Inc *	245	101,369
Black Diamond Inc *	3,215	29,707
Bob Evans Farms Inc	3,223	164,534
Bravo Brio Restaurant Group Inc *	318	4,309
Bridgepoint Education Inc *	2,543	24,311
Build-A-Bear Workshop Inc *	1,935	30,941
Burlington Stores Inc *	1,148	58,778
Caesars Acquisition Co ‘A’ *	7,297	50,203
Caesars Entertainment Corp *	8,112	49,645
Caleres Inc	5,853	186,008
Callaway Golf Co	11,567	103,409
Cambium Learning Group Inc *	1,788	7,635
Career Education Corp *	10,733	35,419
Carmike Cinemas Inc *	3,415	90,634
Carriage Services Inc	2,101	50,172
Carrols Restaurant Group Inc *	869	9,038
Cavco Industries Inc *	276	20,821
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	3,222	7,024
Century Communities Inc *	2,053	41,327
Chegg Inc *	6,955	54,527
Christopher & Banks Corp *	5,359	21,490
Citi Trends Inc *	2,175	52,635
Columbia Sportswear Co	1,280	77,389
Conn’s Inc *	4,032	160,070

	Shares	Value
Cooper Tire & Rubber Co	7,559	$255,721
Cooper-Standard Holding Inc *	1,869	114,887
Core-Mark Holding Co Inc	1,650	97,763
Cracker Barrel Old Country Store Inc	176	26,252
Crocs Inc *	2,631	38,702
Crown Media Holdings Inc ‘A’ *	1,116	5,044
CSS Industries Inc	1,452	43,923
Cumulus Media Inc ‘A’ *	20,829	42,283
Daily Journal Corp *	172	33,800
Dana Holding Corp	11,339	233,357
Deckers Outdoor Corp *	2,185	157,254
Del Frisco’s Restaurant Group Inc *	3,202	59,653
Denny’s Corp *	3,860	44,815
Destination XL Group Inc *	4,501	22,550
DeVry Education Group Inc	9,389	281,482
DineEquity Inc	171	16,944
DreamWorks Animation SKG Inc ‘A’ *	11,174	294,770
Eldorado Resorts Inc *	1,998	15,624
Empire Resorts Inc * (Malaysia)	243	1,237
Entercom Communications Corp ‘A’ *	3,999	45,669
Entravision Communications Corp ‘A’	502	4,131
Eros International PLC *	4,145	104,122
Escalade Inc	1,228	22,583
Ethan Allen Interiors Inc	3,775	99,434
EVINE Live Inc *	7,297	19,629
Express Inc *	1,266	22,927
Federal-Mogul Holdings Corp *	4,523	51,336
Fenix Parts Inc *	692	6,934
Flexsteel Industries Inc	808	34,817
Fred’s Inc ‘A’	5,482	105,748
FTD Cos Inc *	2,720	76,677
Genesco Inc *	3,540	233,746
Green Brick Partners Inc *	2,056	22,513
Group 1 Automotive Inc	2,720	247,058
Guess? Inc	9,149	175,386
Harte-Hanks Inc	7,208	42,960
Haverty Furniture Cos Inc	3,016	65,206
Helen of Troy Ltd *	2,483	242,068
Hemisphere Media Group Inc *	1,317	15,672
Hooker Furniture Corp	1,450	36,410
Houghton Mifflin Harcourt Co *	18,729	471,971
Hovnanian Enterprises Inc ‘A’ *	18,166	48,322
Iconix Brand Group Inc *	7,031	175,564
International Speedway Corp ‘A’	4,117	150,970
Intrawest Resorts Holdings Inc *	2,616	30,398
iRobot Corp *	3,552	113,238
Isle of Capri Casinos Inc *	182	3,303
JAKKS Pacific Inc *	2,575	25,467
Johnson Outdoors Inc ‘A’	791	18,628
Journal Media Group Inc	3,355	27,813
K12 Inc *	4,954	62,668
KB Home	12,023	199,582
Kona Grill Inc *	584	11,335
La-Z-Boy Inc	4,627	121,875
Lands’ End Inc *	2,018	50,107
LGI Homes Inc *	1,582	31,292
Libbey Inc	230	9,506
Liberty TripAdvisor Holdings Inc ‘A’ *	7,811	251,670
Lifetime Brands Inc	1,717	25,360
Lumber Liquidators Holdings Inc *	3,992	82,674
M/I Homes Inc *	3,002	74,059
MarineMax Inc *	1,843	43,329
Marriott Vacations Worldwide Corp	1,646	151,021
Martha Stewart Living Omnimedia Inc ‘A’ *	1,065	6,646
MDC Holdings Inc	3,767	112,897
MDC Partners Inc ‘A’	4,643	91,467
Media General Inc *	14,119	233,246
Meredith Corp	5,423	282,809
Meritage Homes Corp *	5,468	257,488
Metaldyne Performance Group Inc	739	13,413

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-66

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Modine Manufacturing Co *	6,975	$74,842
Monarch Casino & Resort Inc *	1,484	30,511
Morgans Hotel Group Co *	2,738	18,454
Motorcar Parts of America Inc *	189	5,687
Movado Group Inc	2,354	63,935
NACCO Industries Inc ‘A’	618	37,550
National CineMedia Inc	6,846	109,262
New Media Investment Group Inc	6,604	118,410
Noodles & Co *	543	7,928
Penn National Gaming Inc *	10,967	201,244
Performance Sports Group Ltd *	6,148	110,664
Perry Ellis International Inc *	1,808	42,976
Quiksilver Inc *	8,259	5,474
Reading International Inc ‘A’ *	1,980	27,423
Regis Corp *	6,052	95,380
Remy International Inc	4,239	93,724
Rent-A-Center Inc	7,826	221,867
Rentrak Corp *	125	8,725
Ruby Tuesday Inc *	9,200	57,684
Ruth’s Hospitality Group Inc	1,775	28,613
Saga Communications Inc ‘A’	463	17,525
Scholastic Corp	3,937	173,740
Sequential Brands Group Inc *	620	9,480
SFX Entertainment Inc *	3,794	17,035
Shake Shack Inc ‘A’ *	117	7,052
Shoe Carnival Inc	2,215	63,925
Shutterfly Inc *	2,025	96,815
Sizmek Inc *	3,637	25,823
Skullcandy Inc *	2,206	16,920
Sonic Automotive Inc ‘A’	4,878	116,243
Sonic Corp	2,146	61,805
Speedway Motorsports Inc	1,859	42,106
Sportsman’s Warehouse Holdings Inc *	1,512	17,191
Stage Stores Inc	4,729	82,899
Standard Motor Products Inc	2,905	102,024
Standard Pacific Corp *	21,666	193,044
Stein Mart Inc	4,362	45,670
Strattec Security Corp	424	29,129
Strayer Education Inc *	953	41,074
Superior Industries International Inc	3,478	63,682
Systemax Inc *	1,737	15,008
Taylor Morrison Home Corp ‘A’ *	4,751	96,730
The Cato Corp ‘A’	3,212	124,497
The Children’s Place Inc	2,251	147,238
The EW Scripps Co ‘A’	3,164	72,297
The Finish Line Inc ‘A’	4,905	136,457
The Marcus Corp	2,868	55,008
The New Home Co Inc *	1,324	22,813
The New York Times Co ‘A’	16,268	222,058
The Pep Boys-Manny Moe & Jack *	7,951	97,559
The Ryland Group Inc	4,506	208,943
Tilly’s Inc ‘A’ *	1,662	16,072
Time Inc	16,142	371,427
Tower International Inc *	1,359	35,402
Townsquare Media Inc ‘A’ *	946	12,847
Travelport Worldwide Ltd	4,517	62,244
TRI Pointe Homes Inc *	22,485	344,020
Tribune Publishing Co	1,245	19,347
Tuesday Morning Corp *	1,253	14,115
Unifi Inc *	2,072	69,412
Universal Electronics Inc *	379	18,889
Universal Technical Institute Inc	3,415	29,369
Vera Bradley Inc *	3,098	34,914
Vitamin Shoppe Inc *	4,118	153,478
VOXX International Corp *	3,083	25,527
WCI Communities Inc *	2,248	54,829
Weight Watchers International Inc * (Luxembourg)	331	1,605
West Marine Inc *	2,855	27,522
Weyco Group Inc	1,038	30,953

	Shares	Value
William Lyon Homes ‘A’ *	2,465	$63,277
Winnebago Industries Inc	344	8,115
Zumiez Inc *	679	18,082

		14,918,221

Consumer Staples - 2.8%

Alico Inc	505	22,907
Arcadia Biosciences Inc *	658	4,191
B&G Foods Inc	471	13,438
Boulder Brands Inc *	810	5,621
Central Garden & Pet Co ‘A’ *	5,560	63,440
Coca-Cola Bottling Co Consolidated	67	10,122
Craft Brew Alliance Inc *	953	10,540
Darling Ingredients Inc *	24,366	357,206
Dean Foods Co	7,531	121,776
Diamond Foods Inc *	187	5,868
Elizabeth Arden Inc *	3,869	55,172
Fairway Group Holdings Corp *	1,930	6,871
Fresh Del Monte Produce Inc	4,918	190,130
HRG Group Inc *	6,448	83,824
Ingles Markets Inc ‘A’	1,430	68,311
Inter Parfums Inc	1,490	50,556
John B Sanfilippo & Son Inc	921	47,800
Lancaster Colony Corp	948	86,126
Landec Corp *	3,188	46,003
Nature’s Sunshine Products Inc	1,755	24,131
Nutraceutical International Corp *	1,391	34,413
Oil-Dri Corp of America	632	19,200
Omega Protein Corp *	3,364	46,255
Orchids Paper Products Co	946	22,770
Post Holdings Inc *	8,089	436,240
Revlon Inc ‘A’ *	1,242	45,594
Sanderson Farms Inc	3,302	248,178
Seaboard Corp *	36	129,564
Seneca Foods Corp ‘A’ *	1,296	35,990
Smart & Final Stores Inc *	3,548	63,403
Snyder’s-Lance Inc	7,213	232,764
SpartanNash Co	5,554	180,727
SUPERVALU Inc *	38,573	312,056
Synutra International Inc *	450	3,217
The Andersons Inc	4,171	162,669
Tootsie Roll Industries Inc	1,724	55,702
TreeHouse Foods Inc *	6,317	511,866
United Natural Foods Inc *	576	36,680
Universal Corp	3,335	191,162
Village Super Market Inc ‘A’	1,062	33,655
Weis Markets Inc	1,627	68,578

		4,144,716

Energy - 5.8%

Abraxas Petroleum Corp *	13,764	40,604
Adams Resources & Energy Inc	319	14,227
Alon USA Energy Inc	4,601	86,959
Approach Resources Inc *	5,304	36,332
Ardmore Shipping Corp (Ireland)	2,882	34,901
Atwood Oceanics Inc	9,528	251,920
Basic Energy Services Inc *	6,256	47,233
Bill Barrett Corp *	7,417	63,712
Bonanza Creek Energy Inc *	7,326	133,699
Bristow Group Inc	5,146	274,282
C&J Energy Services Ltd *	8,318	109,798
Callon Petroleum Co *	9,781	81,378
CARBO Ceramics Inc	2,892	120,394
Carrizo Oil & Gas Inc *	7,187	353,888
Clayton Williams Energy Inc *	869	57,137
Clean Energy Fuels Corp *	10,487	58,937
Cloud Peak Energy Inc *	9,580	44,643
Contango Oil & Gas Co *	2,777	34,074
Delek US Holdings Inc	3,798	139,842
DHT Holdings Inc	13,751	106,845

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-67

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Dorian LPG Ltd *	3,670	$61,216
Eclipse Resources Corp *	7,054	37,104
Energy Fuels Inc * (Canada)	2,673	11,895
Energy XXI Ltd	14,954	39,329
Era Group Inc *	3,061	62,689
Erin Energy Corp * (United Kingdom)	1,743	6,815
EXCO Resources Inc	23,097	27,254
Exterran Holdings Inc	10,224	333,814
FMSA Holdings Inc *	974	7,977
Forum Energy Technologies Inc *	8,743	177,308
Frontline Ltd * (Norway)	15,828	38,620
GasLog Ltd (Monaco)	6,143	122,553
Gastar Exploration Inc *	11,954	36,938
Geospace Technologies Corp *	1,882	43,380
Green Plains Inc	5,588	153,949
Gulfmark Offshore Inc ‘A’	4,043	46,899
Halcon Resources Corp *	54,060	62,710
Hallador Energy Co	1,610	13,427
Helix Energy Solutions Group Inc *	15,662	197,811
Hornbeck Offshore Services Inc *	4,745	97,415
Independence Contract Drilling Inc *	2,379	21,102
ION Geophysical Corp *	17,316	18,528
Jones Energy Inc ‘A’ *	4,231	38,291
Key Energy Services Inc *	20,969	37,744
Matador Resources Co *	4,392	109,800
Matrix Service Co *	3,920	71,658
McDermott International Inc *	35,231	188,134
Natural Gas Services Group Inc *	1,989	45,389
Navios Maritime Acquisition Corp	12,232	43,913
Newpark Resources Inc *	12,492	101,560
Nordic American Offshore Ltd * (Norway)	2,749	22,377
Nordic American Tankers Ltd	13,161	187,281
North Atlantic Drilling Ltd (Norway)	8,154	9,703
Northern Oil & Gas Inc *	9,135	61,844
Oasis Petroleum Inc *	20,532	325,432
Oil States International Inc *	7,604	283,097
Pacific Ethanol Inc *	3,556	36,698
Panhandle Oil & Gas Inc ‘A’	1,272	26,318
Par Petroleum Corp *	209	3,912
Parker Drilling Co *	18,138	60,218
Parsley Energy Inc ‘A’ *	7,939	138,297
PDC Energy Inc *	5,895	316,208
Peabody Energy Corp	40,864	89,492
Penn Virginia Corp *	10,555	46,231
PHI Inc *	1,748	52,475
Pioneer Energy Services Corp *	9,440	59,850
Renewable Energy Group Inc *	6,454	74,608
REX American Resources Corp *	971	61,794
Rex Energy Corp *	7,050	39,409
Ring Energy Inc *	3,031	33,917
Rosetta Resources Inc *	11,170	258,474
RSP Permian Inc *	8,071	226,876
Sanchez Energy Corp *	7,770	76,146
SandRidge Energy Inc *	63,614	55,789
Scorpio Tankers Inc (Monaco)	26,439	266,770
SEACOR Holdings Inc *	2,693	191,041
Seventy Seven Energy Inc *	8,239	35,345
Ship Finance International Ltd (Norway)	8,748	142,767
Stone Energy Corp *	8,469	106,625
Synergy Resources Corp *	13,687	156,442
Teekay Tankers Ltd ‘A’	12,833	84,826
Tesco Corp	5,697	62,097
TETRA Technologies Inc *	11,810	75,348
Tidewater Inc	6,923	157,360
TransAtlantic Petroleum Ltd *	3,717	18,994
Triangle Petroleum Corp *	6,861	34,442
Ultra Petroleum Corp *	11,579	144,969
Unit Corp *	7,413	201,041
W&T Offshore Inc	5,124	28,080
Westmoreland Coal Co *	2,524	52,449

		8,651,069

	Shares	Value
Financials - 38.9%

1st Source Corp	2,213	$75,508
Acadia Realty Trust REIT	10,174	296,165
Access National Corp	978	19,012
AG Mortgage Investment Trust Inc REIT	4,307	74,425
Agree Realty Corp REIT	2,635	76,863
Alexander & Baldwin Inc	7,222	284,547
Alexander’s Inc REIT	23	9,430
Altisource Asset Management Corp * (United Kingdom)	41	5,916
Altisource Residential Corp REIT	8,500	143,225
Ambac Financial Group Inc *	5,931	98,692
American Assets Trust Inc REIT	628	24,624
American Capital Mortgage Investment Corp REIT	7,701	123,139
American Equity Investment Life Holding Co	11,377	306,951
American National Bankshares Inc	1,350	32,144
American Residential Properties Inc REIT *	4,775	88,337
Ameris Bancorp	4,827	122,075
AMERISAFE Inc	2,811	132,286
Ames National Corp	1,327	33,308
Anchor BanCorp Wisconsin Inc *	1,032	39,195
Anworth Mortgage Asset Corp REIT	15,724	77,519
Apollo Commercial Real Estate Finance Inc REIT	8,699	142,925
Apollo Residential Mortgage Inc REIT	4,769	70,057
Ares Commercial Real Estate Corp REIT	4,135	47,098
Argo Group International Holdings Ltd	4,111	228,983
Arlington Asset Investment Corp ‘A’	3,015	58,973
Armada Hoffler Properties Inc REIT	4,045	40,410
ARMOUR Residential REIT Inc	52,219	146,735
Arrow Financial Corp	1,745	47,167
Ashford Hospitality Prime Inc REIT	3,818	57,346
Ashford Hospitality Trust Inc REIT	12,663	107,129
Associated Estates Realty Corp REIT	8,574	245,474
Astoria Financial Corp	13,335	183,890
Atlas Financial Holdings Inc * (Canada)	786	15,586
AV Homes Inc *	1,833	26,340
Baldwin & Lyons Inc ‘B’	1,504	34,622
Banc of California Inc	5,346	73,507
BancFirst Corp	1,069	69,966
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	4,460	143,523
BancorpSouth Inc	14,265	367,466
Bank Mutual Corp	7,428	56,973
Bank of Marin Bancorp	940	47,818
BankFinancial Corp	2,975	35,046
Banner Corp	3,103	148,727
Bar Harbor Bankshares	754	26,714
BBCN Bancorp Inc	11,785	174,300
BBX Capital Corp ‘A’ *	419	6,805
Bear State Financial Inc *	1,764	16,476
Beneficial Bancorp Inc *	12,111	151,266
Berkshire Hills Bancorp Inc	4,381	124,771
Blue Hills Bancorp Inc *	4,207	58,898
Bluerock Residential Growth REIT Inc	2,631	33,308
BNC Bancorp	3,458	66,843
Boston Private Financial Holdings Inc	12,275	164,608
Bridge Bancorp Inc	1,837	49,030
Bridge Capital Holdings *	1,588	47,322
Brookline Bancorp Inc	10,521	118,782
Bryn Mawr Bank Corp	2,588	78,054
BSB Bancorp Inc *	1,090	24,100
C1 Financial Inc *	818	15,853
Calamos Asset Management Inc ‘A’	2,769	33,920
Camden National Corp	1,163	45,008
Campus Crest Communities Inc REIT	9,646	53,439
Capital Bank Financial Corp ‘A’ *	3,335	96,948
Capital City Bank Group Inc	1,646	25,134

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-68

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Capitol Federal Financial Inc	20,826	$250,745
Capstead Mortgage Corp REIT	14,270	158,397
Cardinal Financial Corp	4,496	97,968
Cascade Bancorp *	4,970	25,745
Cash America International Inc	4,064	106,436
CatchMark Timber Trust Inc ‘A’ REIT	5,648	65,347
Cathay General Bancorp	11,804	383,040
Cedar Realty Trust Inc REIT	12,683	81,171
CenterState Banks Inc	6,522	88,112
Central Pacific Financial Corp	3,321	78,874
Century Bancorp Inc ‘A’	578	23,501
Chambers Street Properties REIT	35,153	279,466
Charter Financial Corp	2,665	33,073
Chatham Lodging Trust REIT	5,691	150,641
Chemical Financial Corp	4,966	164,176
Chesapeake Lodging Trust REIT	8,834	269,260
CIFC Corp	812	6,439
Citizens & Northern Corp	1,999	41,079
Citizens Inc *	6,912	51,564
City Holding Co	2,263	111,453
Clifton Bancorp Inc	4,224	59,094
CNB Financial Corp	2,339	43,038
CNO Financial Group Inc	29,077	533,563
CoBiz Financial Inc	5,640	73,715
Colony Capital Inc ‘A’ REIT	16,553	374,925
Columbia Banking System Inc	8,538	277,827
Community Bank System Inc	6,040	228,131
Community Trust Bancorp Inc	2,331	81,282
CommunityOne Bancorp *	1,801	19,397
ConnectOne Bancorp Inc	4,256	91,632
Consolidated-Tomoka Land Co	484	27,898
CorEnergy Infrastructure Trust Inc REIT	7,353	46,471
Cousins Properties Inc REIT	32,049	332,669
Cowen Group Inc ‘A’ *	15,626	100,006
Crawford & Co ‘B’	3,228	27,212
CU Bancorp *	2,372	52,564
CubeSmart REIT	5,373	124,439
Customers Bancorp Inc *	4,071	109,469
CVB Financial Corp	15,733	277,058
CyrusOne Inc REIT	672	19,790
CYS Investments Inc REIT	23,827	184,183
DCT Industrial Trust Inc REIT	13,091	411,581
DiamondRock Hospitality Co REIT	29,711	380,598
Dime Community Bancshares Inc	4,675	79,194
Donegal Group Inc ‘A’	1,280	19,494
DuPont Fabros Technology Inc REIT	6,069	178,732
Dynex Capital Inc REIT	8,401	64,016
Eagle Bancorp Inc *	1,087	47,785
EastGroup Properties Inc REIT	3,771	212,043
Education Realty Trust Inc REIT	7,158	224,475
EMC Insurance Group Inc	1,218	30,535
Employers Holdings Inc	1,881	42,849
Encore Capital Group Inc *	3,192	136,426
Enova International Inc *	509	9,508
Enstar Group Ltd *	1,357	210,267
Enterprise Bancorp Inc	1,232	28,878
Enterprise Financial Services Corp	2,993	68,151
EPR Properties REIT	8,437	462,179
Equity One Inc REIT	9,905	231,183
EverBank Financial Corp	14,505	285,023
Excel Trust Inc REIT	7,291	114,979
Ezcorp Inc ‘A’ *	7,687	57,114
Farmers Capital Bank Corp *	1,023	29,084
FBL Financial Group Inc ‘A’	1,413	81,558
FCB Financial Holdings Inc ‘A’ *	4,079	129,712
Federal Agricultural Mortgage Corp ‘C’	1,663	48,327
Federated National Holding Co	2,065	49,973
FelCor Lodging Trust Inc REIT	21,178	209,239
Fidelity & Guaranty Life	1,794	42,392
Fidelity Southern Corp	2,667	46,512

	Shares	Value
Financial Institutions Inc	2,210	$54,896
First American Financial Corp	16,007	595,620
First Bancorp Inc	1,481	28,791
First Bancorp NC	3,143	52,425
First BanCorp PR *	16,610	80,060
First Busey Corp	10,863	71,370
First Business Financial Services Inc	632	29,628
First Cash Financial Services Inc *	313	14,270
First Citizens BancShares Inc ‘A’	1,139	299,603
First Commonwealth Financial Corp	13,289	127,442
First Community Bancshares Inc	2,614	47,627
First Connecticut Bancorp Inc	2,523	40,040
First Defiance Financial Corp	1,396	52,392
First Financial Bancorp	9,190	164,869
First Financial Bankshares Inc	3,999	138,525
First Financial Corp	1,656	59,219
First Industrial Realty Trust Inc REIT	16,374	306,685
First Interstate BancSystem Inc ‘A’	2,896	80,335
First Merchants Corp	5,738	141,729
First Midwest Bancorp Inc	11,521	218,553
First NBC Bank Holding Co *	2,276	81,936
First Potomac Realty Trust REIT	8,739	90,012
FirstMerit Corp	24,496	510,252
Flagstar Bancorp Inc *	3,179	58,748
Flushing Financial Corp	4,425	92,969
FNB Corp	25,903	370,931
FNFV Group *	11,732	180,438
Forestar Group Inc *	5,102	67,142
Fox Chase Bancorp Inc	1,979	33,485
Franklin Financial Network Inc *	772	17,710
Franklin Street Properties Corp REIT	13,327	150,728
FRP Holdings Inc *	1,064	34,506
Fulton Financial Corp	25,603	334,375
GAIN Capital Holdings Inc	3,712	35,487
German American Bancorp Inc	2,107	62,051
Getty Realty Corp REIT	4,026	65,865
Glacier Bancorp Inc	11,163	328,415
Gladstone Commercial Corp REIT	3,086	51,104
Global Indemnity PLC *	1,336	37,515
Government Properties Income Trust REIT	10,335	191,714
Gramercy Property Trust Inc REIT	8,457	197,640
Great Ajax Corp REIT	662	9,387
Great Southern Bancorp Inc	1,557	65,612
Great Western Bancorp Inc (Australia)	6,021	145,166
Green Bancorp Inc *	1,438	22,088
Green Dot Corp ‘A’ *	6,754	129,136
Greenlight Capital Re Ltd ‘A’ *	4,283	124,935
Guaranty Bancorp	2,400	39,624
Hallmark Financial Services Inc *	2,227	25,343
Hampton Roads Bankshares Inc *	5,722	11,902
Hancock Holding Co	11,513	367,380
Hanmi Financial Corp	4,729	117,468
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	4,824	96,721
Hatteras Financial Corp REIT	14,378	234,361
HCI Group Inc	1,101	48,675
Healthcare Realty Trust Inc REIT	14,828	344,899
Heartland Financial USA Inc	2,521	93,832
Heritage Commerce Corp	3,284	31,559
Heritage Financial Corp	4,553	81,362
Heritage Financial Group Inc	881	26,589
Heritage Insurance Holdings Inc *	1,309	30,094
Heritage Oaks Bancorp	3,590	28,253
Hersha Hospitality Trust REIT	7,268	186,358
Highwoods Properties Inc REIT	13,894	555,065
Hilltop Holdings Inc *	7,264	174,990
Hingham Institution for Savings	177	20,374
Home BancShares Inc	1,561	57,070
HomeStreet Inc *	2,263	51,642
HomeTrust Bancshares Inc *	3,043	51,001

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-69

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Horace Mann Educators Corp	6,070	$220,827
Horizon Bancorp	1,483	37,016
Hudson Pacific Properties Inc REIT	11,013	312,439
Hudson Valley Holding Corp	2,237	63,106
IBERIABANK Corp	5,603	382,293
Independence Holding Co	1,206	15,907
Independence Realty Trust Inc REIT	3,218	24,232
Independent Bank Corp MA	3,854	180,714
Independent Bank Corp MI	2,543	34,483
Independent Bank Group Inc	1,413	60,618
Infinity Property & Casualty Corp	1,658	125,743
InfraREIT Inc	3,152	89,391
Inland Real Estate Corp REIT	8,966	84,460
International Bancshares Corp	8,005	215,094
INTL FCStone Inc *	1,653	54,946
Invesco Mortgage Capital Inc REIT	18,278	261,741
Investment Technology Group Inc	4,403	109,194
Investors Bancorp Inc	51,362	631,753
Investors Real Estate Trust REIT	17,955	128,199
iStar Financial Inc REIT *	12,592	167,725
James River Group Holdings Ltd	1,496	38,702
Janus Capital Group Inc	19,869	340,157
Kansas City Life Insurance Co	535	24,455
KCG Holdings Inc ‘A’ *	5,709	70,392
Kearny Financial Corp *	13,685	152,725
Kemper Corp	6,406	246,951
Kennedy-Wilson Holdings Inc	12,384	304,523
Kite Realty Group Trust REIT	12,272	300,296
Ladder Capital Corp REIT	5,738	99,554
Ladenburg Thalmann Financial Services Inc *	13,613	47,645
Lakeland Bancorp Inc	5,725	68,070
Lakeland Financial Corp	2,470	107,124
LaSalle Hotel Properties REIT	16,700	592,182
LegacyTexas Financial Group Inc	7,001	211,430
Lexington Realty Trust REIT	30,459	258,292
LTC Properties Inc REIT	4,959	206,294
Mack-Cali Realty Corp REIT	13,142	242,207
Maiden Holdings Ltd	6,608	104,274
MainSource Financial Group Inc	3,262	71,601
Marlin Business Services Corp	1,305	22,028
MB Financial Inc	11,023	379,632
MBIA Inc *	22,895	137,599
Meadowbrook Insurance Group Inc	7,476	64,294
Medical Properties Trust Inc REIT	30,958	405,859
Mercantile Bank Corp	2,688	57,550
Merchants Bancshares Inc	800	26,456
Meridian Bancorp Inc *	6,778	90,893
Meta Financial Group Inc	983	42,190
Metro Bancorp Inc	1,783	46,608
MGIC Investment Corp *	27,708	315,317
MidWestOne Financial Group Inc	1,145	37,693
Moelis & Co ‘A’	328	9,417
Monmouth Real Estate Investment Corp REIT	8,907	86,576
Monogram Residential Trust Inc REIT	24,402	220,106
Montpelier Re Holdings Ltd (Bermuda)	5,339	210,890
National Bank Holdings Corp ‘A’	5,545	115,502
National Bankshares Inc	1,083	31,689
National Commerce Corp *	843	21,749
National General Holdings Corp	4,784	99,651
National Health Investors Inc REIT	3,608	224,778
National Interstate Corp	922	25,189
National Penn Bancshares Inc	20,390	229,999
National Western Life Insurance Co ‘A’	329	78,792
Nationstar Mortgage Holdings Inc *	5,792	97,306
NBT Bancorp Inc	6,504	170,210
Nelnet Inc ‘A’	3,470	150,286
New Residential Investment Corp REIT	29,426	448,452
New Senior Investment Group Inc REIT	9,749	130,344

	Shares	Value
New York Mortgage Trust Inc REIT	16,661	$124,624
New York REIT Inc	24,119	239,984
NewBridge Bancorp	5,447	48,642
NewStar Financial Inc *	3,592	39,512
NexPoint Residential Trust Inc REIT	2,732	36,691
NMI Holdings Inc ‘A’ *	7,462	59,845
Northfield Bancorp Inc	7,051	106,118
Northwest Bancshares Inc	14,036	179,942
OceanFirst Financial Corp	2,191	40,862
Ocwen Financial Corp *	15,815	161,313
OFG Bancorp	6,624	70,678
Old National Bancorp	17,332	250,621
Old Second Bancorp Inc *	3,146	20,764
One Liberty Properties Inc REIT	1,972	41,964
OneBeacon Insurance Group Ltd ‘A’	3,564	51,714
Oppenheimer Holdings Inc ‘A’	1,657	43,546
Opus Bank	1,501	54,306
Orchid Island Capital Inc REIT	2,691	30,166
Oritani Financial Corp	6,622	106,283
Pacific Continental Corp	3,078	41,645
Pacific Premier Bancorp Inc *	3,336	56,579
Palmetto Bancshares Inc	729	14,412
Park National Corp	1,910	166,877
Park Sterling Corp	7,076	50,947
Parkway Properties Inc REIT	12,530	218,523
Peapack Gladstone Financial Corp	2,419	53,750
Pebblebrook Hotel Trust REIT	10,620	455,386
Penns Woods Bancorp Inc	771	33,993
Pennsylvania REIT	10,213	217,945
PennyMac Financial Services Inc ‘A’ *	727	13,173
PennyMac Mortgage Investment Trust REIT	8,472	147,667
Peoples Bancorp Inc	2,472	57,696
Peoples Financial Services Corp	1,225	48,522
PHH Corp *	7,334	190,904
Physicians Realty Trust REIT	10,476	160,911
PICO Holdings Inc *	3,412	50,225
Pinnacle Financial Partners Inc	4,912	267,065
Piper Jaffray Cos *	2,367	103,296
Potlatch Corp REIT	1,567	55,346
Preferred Apartment Communities Inc ‘A’ REIT	3,098	30,825
Preferred Bank	1,741	52,317
Primerica Inc	7,584	346,513
PrivateBancorp Inc	11,569	460,678
Prosperity Bancshares Inc	10,351	597,667
Provident Financial Services Inc	9,598	182,266
PS Business Parks Inc REIT	2,544	183,550
QCR Holdings Inc	1,638	35,643
QTS Realty Trust Inc ‘A’ REIT	156	5,686
Radian Group Inc	28,206	529,145
RAIT Financial Trust REIT	12,255	74,878
Ramco-Gershenson Properties Trust REIT	11,733	191,483
RCS Capital Corp ‘A’ *	7,221	55,313
RE/MAX Holdings Inc ‘A’	1,680	59,657
Redwood Trust Inc REIT	12,472	195,810
Regional Management Corp *	1,487	26,558
Renasant Corp	4,669	152,209
Republic Bancorp Inc ‘A’	1,602	41,171
Resource America Inc ‘A’	2,438	20,504
Resource Capital Corp REIT	20,611	79,765
Retail Opportunity Investments Corp REIT	13,868	216,618
Rexford Industrial Realty Inc REIT	8,274	120,635
RLI Corp	6,387	328,228
RLJ Lodging Trust REIT	12,413	369,659
Rouse Properties Inc REIT	5,414	88,519
S&T Bancorp Inc	5,212	154,223
Sabra Health Care REIT Inc	7,387	190,141
Safeguard Scientifics Inc *	3,256	63,362
Safety Insurance Group Inc	2,175	125,519
Sandy Spring Bancorp Inc	3,674	102,799

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-70

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Saul Centers Inc REIT	216	$10,625
Seacoast Banking Corp of Florida *	3,149	49,754
Select Income REIT	9,175	189,372
Selective Insurance Group Inc	8,421	236,209
ServisFirst Bancshares Inc	3,184	119,623
Sierra Bancorp	1,999	34,603
Silver Bay Realty Trust Corp REIT	5,404	88,031
Simmons First National Corp ‘A’	4,347	202,918
South State Corp	3,386	257,302
Southside Bancshares Inc	3,762	109,963
Southwest Bancorp Inc	2,847	52,983
Sovran Self Storage Inc REIT	670	58,230
Square 1 Financial Inc ‘A’ *	1,595	43,623
STAG Industrial Inc REIT	9,575	191,500
Starwood Waypoint Residential Trust REIT	5,640	134,006
State Auto Financial Corp	2,239	53,624
State Bank Financial Corp	5,318	115,401
State National Cos Inc	4,137	44,804
Sterling Bancorp	13,502	198,479
Stewart Information Services Corp	3,422	136,196
Stifel Financial Corp *	10,020	578,555
Stock Yards Bancorp Inc	2,214	83,667
Stonegate Bank	1,608	47,709
Stonegate Mortgage Corp *	1,998	20,120
STORE Capital Corp REIT	5,071	101,927
Strategic Hotels & Resorts Inc REIT *	40,492	490,763
Suffolk Bancorp	1,848	47,420
Summit Hotel Properties Inc REIT	12,891	167,712
Sun Bancorp Inc *	1,379	26,546
Sun Communities Inc REIT	5,728	354,162
Sunstone Hotel Investors Inc REIT	30,848	463,028
Susquehanna Bancshares Inc	26,916	380,054
Symetra Financial Corp	11,088	267,997
Talmer Bancorp Inc ‘A’	7,964	133,397
Tejon Ranch Co *	2,013	51,754
Terreno Realty Corp REIT	6,407	126,218
Territorial Bancorp Inc	1,356	32,897
Texas Capital Bancshares Inc *	6,262	389,747
The Bancorp Inc *	5,284	49,036
The First of Long Island Corp	1,916	53,112
The GEO Group Inc REIT	11,014	376,238
The JG Wentworth Co ‘A’ *	1,965	18,078
The Navigators Group Inc *	1,559	120,916
The St Joe Co *	7,297	113,322
Third Point Reinsurance Ltd *	11,525	169,994
Tiptree Financial Inc ‘A’	4,071	29,515
Tompkins Financial Corp	2,219	119,205
Towne Bank	6,868	111,880
Trade Street Residential Inc REIT	2,852	18,994
TriCo Bancshares	3,392	81,578
TriState Capital Holdings Inc *	3,191	41,260
Triumph Bancorp Inc *	2,103	27,654
TrustCo Bank Corp NY	14,305	100,564
Trustmark Corp	9,991	249,575
UMB Financial Corp	5,811	331,343
UMH Properties Inc REIT	3,080	30,184
Umpqua Holdings Corp	32,437	583,542
Union Bankshares Corp	6,694	155,569
United Bankshares Inc	10,251	412,398
United Community Banks Inc	7,393	154,292
United Community Financial Corp	7,410	39,644
United Development Funding IV REIT	4,443	77,664
United Financial Bancorp Inc	6,094	81,964
United Fire Group Inc	3,005	98,444
United Insurance Holdings Corp	2,506	38,943
Univest Corp of Pennsylvania	2,592	52,773
Urstadt Biddle Properties Inc ‘A’ REIT	3,434	64,147
Valley National Bancorp	34,509	355,788
Virtus Investment Partners Inc	950	125,637
Walker & Dunlop Inc *	1,993	53,293

	Shares	Value
Walter Investment Management Corp *	5,589	$127,820
Washington REIT	10,076	261,472
Washington Federal Inc	14,030	327,600
Washington Trust Bancorp Inc	2,202	86,935
Waterstone Financial Inc	4,554	60,113
Webster Financial Corp	13,399	529,930
WesBanco Inc	5,586	190,036
West Bancorp Inc	2,551	50,612
Westamerica Bancorp	3,780	191,457
Western Alliance Bancorp *	5,015	169,306
Western Asset Mortgage Capital Corp REIT	6,255	92,386
Whitestone REIT	3,658	47,627
Wilshire Bancorp Inc	10,499	132,602
Wintrust Financial Corp	6,997	373,500
World Acceptance Corp *	401	24,666
WSFS Financial Corp	4,260	116,511
Xenia Hotels & Resorts Inc REIT	16,415	356,862
Yadkin Financial Corp *	3,636	76,174

		57,622,008

Health Care - 4.0%

ACADIA Pharmaceuticals Inc *	911	38,153
Aceto Corp	580	14,285
Acorda Therapeutics Inc *	556	18,532
Adamas Pharmaceuticals Inc *	1,519	39,828
Addus HomeCare Corp *	931	25,938
Affymetrix Inc *	8,248	90,068
Agenus Inc *	2,233	19,271
Akebia Therapeutics Inc *	3,579	36,828
Alliance HealthCare Services Inc *	604	11,289
Almost Family Inc *	1,067	42,584
Amedisys Inc *	862	34,247
Amphastar Pharmaceuticals Inc *	1,543	27,126
Amsurg Corp *	5,398	377,590
Analogic Corp	1,669	131,684
AngioDynamics Inc *	3,940	64,616
Anika Therapeutics Inc *	462	15,260
Aratana Therapeutics Inc *	409	6,184
Array BioPharma Inc *	3,849	27,751
Arrowhead Research Corp *	3,949	28,235
AtriCure Inc *	1,132	27,893
BioCryst Pharmaceuticals Inc *	2,100	31,353
BioScrip Inc *	11,104	40,308
Calithera Biosciences Inc *	1,620	11,567
Cardiovascular Systems Inc *	237	6,269
Celldex Therapeutics Inc *	1,346	33,946
Cerus Corp *	2,098	10,889
CONMED Corp	4,068	237,042
Cross Country Healthcare Inc *	1,852	23,483
CryoLife Inc	3,832	43,225
Cutera Inc *	628	9,721
Cynosure Inc ‘A’ *	287	11,072
Cytokinetics Inc *	2,540	17,069
Dermira Inc *	1,182	20,744
Emergent BioSolutions Inc *	1,338	44,087
Endocyte Inc *	5,474	28,410
Entellus Medical Inc *	135	3,492
Exactech Inc *	1,552	32,328
Five Star Quality Care Inc *	6,730	32,304
Genesis Healthcare Inc *	2,704	17,846
Geron Corp *	1,412	6,043
Greatbatch Inc *	3,761	202,793
Haemonetics Corp *	3,998	165,357
Halyard Health Inc *	6,846	277,263
Hanger Inc *	5,226	122,497
Harvard Bioscience Inc *	4,598	26,209
Healthways Inc *	4,540	54,389
ICU Medical Inc *	746	71,362
Idera Pharmaceuticals Inc *	981	3,640
Ignyta Inc *	1,084	16,358

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-71

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Immunomedics Inc *	1,294	$5,254
Inovio Pharmaceuticals Inc *	1,130	9,221
Integra LifeSciences Holdings Corp *	2,113	142,353
Invacare Corp	4,782	103,435
IPC Healthcare Inc *	1,024	56,719
Kindred Healthcare Inc	12,294	249,445
LeMaitre Vascular Inc	997	12,024
Lexicon Pharmaceuticals Inc *	3,608	29,044
LHC Group Inc *	1,807	69,118
Loxo Oncology Inc *	1,126	20,302
Luminex Corp *	5,855	101,057
Magellan Health Inc *	4,031	282,452
MedAssets Inc *	603	13,302
Meridian Bioscience Inc	932	17,372
Merit Medical Systems Inc *	6,508	140,182
Merrimack Pharmaceuticals Inc *	908	11,227
National HealthCare Corp	1,489	96,770
National Research Corp ‘A’	234	3,325
Navidea Biopharmaceuticals Inc *	5,588	8,997
Omeros Corp *	386	6,944
OraSure Technologies Inc *	8,331	44,904
Orthofix International NV *	2,782	92,140
Osiris Therapeutics Inc *	342	6,655
Owens & Minor Inc	9,315	316,710
PDL BioPharma Inc	24,164	155,375
Peregrine Pharmaceuticals Inc *	1,649	2,160
PharMerica Corp *	4,490	149,517
Quidel Corp *	2,441	56,021
Rigel Pharmaceuticals Inc *	3,015	9,678
Rockwell Medical Inc *	819	13,202
RTI Surgical Inc *	1,595	10,304
Select Medical Holdings Corp	776	12,571
Spectrum Pharmaceuticals Inc *	7,303	49,953
Stemline Therapeutics Inc *	1,879	22,116
Surgical Care Affiliates Inc *	104	3,992
SurModics Inc *	1,562	36,582
The Ensign Group Inc	282	14,399
The Medicines Co *	8,793	251,568
Theravance Biopharma Inc * (Cayman)	3,751	48,838
Theravance Inc	1,617	29,219
Threshold Pharmaceuticals Inc *	738	2,982
Tokai Pharmaceuticals Inc *	814	10,826
Tornier NV *	2,428	60,676
TransEnterix Inc *	4,342	13,026
Triple-S Management Corp ‘B’ *	3,572	91,658
Trupanion Inc *	450	3,708
Unilife Corp *	3,774	8,114
Universal American Corp *	7,245	73,319
Vanda Pharmaceuticals Inc *	1,223	15,520
Verastem Inc *	3,890	29,331
Versartis Inc *	3,035	46,193
Vocera Communications Inc *	1,239	14,187
Wright Medical Group Inc *	3,797	99,709
XOMA Corp *	2,771	10,751

		5,862,875

Industrials - 11.5%

AAR Corp	5,245	167,158
ABM Industries Inc	8,269	271,802
Acacia Research Corp	7,592	66,582
ACCO Brands Corp *	16,291	126,581
Accuride Corp *	830	3,196
Actuant Corp ‘A’	8,819	203,631
Aegion Corp *	5,497	104,113
Aerojet Rocketdyne Holdings Inc *	4,863	100,226
Aerovironment Inc *	2,855	74,458
Air Transport Services Group Inc *	7,842	82,263
Aircastle Ltd	9,151	207,453
Alamo Group Inc	1,418	77,480
Albany International Corp ‘A’	3,607	143,559

	Shares	Value
Altra Industrial Motion Corp	736	$20,004
Ameresco Inc ‘A’ *	3,271	25,023
American Railcar Industries Inc	1,031	50,148
American Science & Engineering Inc	1,038	45,475
Applied Industrial Technologies Inc	3,597	142,621
ArcBest Corp	2,565	81,567
Argan Inc	244	9,841
Astec Industries Inc	2,810	117,514
Atlas Air Worldwide Holdings Inc *	3,690	202,802
Barnes Group Inc	8,100	315,819
Beacon Roofing Supply Inc *	5,526	183,574
Brady Corp ‘A’	7,057	174,590
Briggs & Stratton Corp	6,621	127,520
CAI International Inc *	2,636	54,275
Casella Waste Systems Inc ‘A’ *	4,716	26,457
CBIZ Inc *	7,165	69,071
CDI Corp	2,244	29,172
CECO Environmental Corp	3,366	38,137
Celadon Group Inc	1,303	26,946
Chart Industries Inc *	4,500	160,875
CIRCOR International Inc	2,508	136,761
Civeo Corp	14,879	45,679
CLARCOR Inc	460	28,630
Columbus McKinnon Corp	2,833	70,825
Comfort Systems USA Inc	362	8,308
Con-way Inc	8,476	325,224
CRA International Inc *	1,372	38,238
Cubic Corp	3,180	151,304
Curtiss-Wright Corp	6,612	478,973
Deluxe Corp	3,330	206,460
DigitalGlobe Inc *	10,710	297,631
Douglas Dynamics Inc	2,439	52,390
Ducommun Inc *	1,617	41,508
DXP Enterprises Inc *	1,281	59,566
Eagle Bulk Shipping Inc *	3,094	21,565
EMCOR Group Inc	9,256	442,159
Encore Wire Corp	702	31,092
EnerSys	4,803	337,603
Engility Holdings Inc	2,648	66,624
Ennis Inc	3,819	70,995
EnPro Industries Inc	1,351	77,304
ESCO Technologies Inc	3,870	144,777
Essendant Inc	5,665	222,351
Esterline Technologies Corp *	4,593	437,897
Exponent Inc	168	7,523
Federal Signal Corp	9,290	138,514
Franklin Covey Co *	1,581	32,078
Franklin Electric Co Inc	543	17,555
FreightCar America Inc	947	19,773
FTI Consulting Inc *	5,644	232,759
FuelCell Energy Inc *	26,002	25,401
Furmanite Corp *	781	6,342
G&K Services Inc ‘A’	817	56,487
General Cable Corp	637	12,568
Gibraltar Industries Inc *	4,579	93,274
Global Brass & Copper Holdings Inc	347	5,902
Golden Ocean Group Ltd (Bermuda)	9,968	38,377
GrafTech International Ltd *	17,800	88,288
Graham Corp	1,445	29,608
Granite Construction Inc	5,813	206,420
Great Lakes Dredge & Dock Corp *	8,729	52,025
Griffon Corp	3,869	61,594
HC2 Holdings Inc *	1,054	9,433
Heidrick & Struggles International Inc	2,579	67,260
Heritage-Crystal Clean Inc *	1,678	24,667
Hill International Inc *	5,290	27,825
Hub Group Inc ‘A’ *	448	18,072
Hurco Cos Inc	1,040	36,005
Huron Consulting Group Inc *	3,004	210,550
Hyster-Yale Materials Handling Inc	987	68,379

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-72

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
ICF International Inc *	2,893	$100,850
InnerWorkings Inc *	3,430	22,878
Insteel Industries Inc	295	5,517
Kadant Inc	1,368	64,570
Kaman Corp	3,639	152,620
Kelly Services Inc ‘A’	4,388	67,356
Kimball International Inc ‘B’	3,334	40,541
KLX Inc *	7,761	342,493
Korn/Ferry International	3,390	117,870
Kratos Defense & Security Solutions Inc *	7,148	45,032
Lawson Products Inc *	195	4,579
LB Foster Co ‘A’	1,546	53,507
Lindsay Corp	303	26,637
LSI Industries Inc	3,411	31,859
Lydall Inc *	1,652	48,833
Marten Transport Ltd	3,068	66,576
MasTec Inc *	9,839	195,501
Matson Inc	547	22,996
Matthews International Corp ‘A’	4,618	245,401
McGrath RentCorp	3,869	117,734
Meritor Inc *	6,389	83,824
Miller Industries Inc	1,658	33,077
Mistras Group Inc *	1,041	19,758
Mobile Mini Inc	6,124	257,453
Moog Inc ‘A’ *	5,204	367,819
MRC Global Inc *	15,172	234,256
MSA Safety Inc	1,532	74,317
Mueller Industries Inc	2,749	95,445
MYR Group Inc *	3,104	96,100
National Presto Industries Inc	718	57,670
Navigant Consulting Inc *	7,150	106,320
Navios Maritime Holdings Inc (Monaco)	12,436	46,262
Navistar International Corp *	7,061	159,790
Neff Corp ‘A’ *	1,275	12,865
NL Industries Inc *	1,177	8,722
Northwest Pipe Co *	1,519	30,942
Orion Marine Group Inc *	4,425	31,948
Pendrell Corp *	26,249	35,961
Plug Power Inc *	10,546	25,838
Powell Industries Inc	1,355	47,655
PowerSecure International Inc *	2,754	40,649
Preformed Line Products Co	394	14,862
Primoris Services Corp	1,804	35,719
Quad/Graphics Inc	4,223	78,168
Quality Distribution Inc *	3,019	46,674
Quanex Building Products Corp	4,606	98,707
Raven Industries Inc	4,844	98,479
Republic Airways Holdings Inc *	7,518	69,015
Resources Connection Inc	4,571	73,547
Roadrunner Transportation Systems Inc *	2,524	65,119
RPX Corp *	7,035	118,891
Rush Enterprises Inc ‘A’ *	5,184	135,873
Safe Bulkers Inc (Greece)	6,030	19,417
Scorpio Bulkers Inc *	26,420	43,065
Simpson Manufacturing Co Inc	5,717	194,378
SkyWest Inc	7,623	114,650
SP Plus Corp *	156	4,073
Sparton Corp *	585	15,982
Standex International Corp	503	40,205
TAL International Group Inc *	4,880	154,208
Teledyne Technologies Inc *	3,876	408,957
Tennant Co	175	11,435
Tetra Tech Inc	8,909	228,427
Textainer Group Holdings Ltd	3,229	83,986
The ExOne Co *	1,525	16,927
The Gorman-Rupp Co	2,085	58,547
The KEYW Holding Corp *	5,157	48,063
Thermon Group Holdings Inc *	4,041	97,267
Titan International Inc	6,052	64,998
Titan Machinery Inc *	2,334	34,380

	Shares	Value
TRC Cos Inc *	2,477	$25,142
TriMas Corp *	6,230	184,408
TriNet Group Inc *	504	12,776
Tutor Perini Corp *	5,550	119,769
Twin Disc Inc	1,194	22,256
Ultrapetrol Bahamas Ltd * (Argentina)	3,597	4,065
UniFirst Corp	2,192	245,175
Universal Forest Products Inc	2,973	154,685
Universal Truckload Services Inc	410	9,004
USA Truck Inc *	989	20,996
UTi Worldwide Inc *	13,631	136,174
Veritiv Corp *	1,185	43,205
Viad Corp	2,977	80,706
Vicor Corp *	345	4,206
Virgin America Inc *	251	6,897
Volt Information Sciences Inc *	436	4,234
VSE Corp	663	35,477
Watts Water Technologies Inc ‘A’	4,161	215,748
Werner Enterprises Inc	5,000	131,250
Wesco Aircraft Holdings Inc *	9,035	136,880
West Corp	6,626	199,443
Woodward Inc	2,992	164,530
XPO Logistics Inc *	1,868	84,396
YRC Worldwide Inc *	3,902	50,648

		17,116,586

Information Technology - 9.5%

6D Global Technologies Inc *	1,392	9,104
Actua Corp *	6,011	85,717
Acxiom Corp *	11,542	202,908
ADTRAN Inc	7,831	127,254
Advanced Energy Industries Inc *	2,744	75,433
Advanced Micro Devices Inc *	52,397	125,753
Agilysys Inc *	2,404	22,069
Alpha & Omega Semiconductor Ltd *	3,460	30,240
Amber Road Inc *	177	1,243
American Software Inc ‘A’	2,901	27,559
Amkor Technology Inc *	14,516	86,806
Anixter International Inc *	4,202	273,760
Applied Micro Circuits Corp *	8,659	58,448
Applied Optoelectronics Inc *	414	7,187
Avid Technology Inc *	1,714	22,865
AVX Corp (Japan)	6,636	89,321
Axcelis Technologies Inc *	17,438	51,616
Bankrate Inc * (United Kingdom)	9,675	101,491
Bazaarvoice Inc *	4,565	26,888
Bel Fuse Inc ‘B’	1,619	33,222
Benchmark Electronics Inc *	7,741	168,599
Black Box Corp	2,275	45,500
Blucora Inc *	6,064	97,934
Bottomline Technologies De Inc *	1,025	28,505
Brooks Automation Inc	9,888	113,218
Cabot Microelectronics Corp *	628	29,585
CACI International Inc ‘A’ *	3,570	288,777
Calix Inc *	6,559	49,914
Care.com Inc *	2,354	13,936
Cascade Microtech Inc *	468	7,125
Cass Information Systems Inc	722	40,591
CEVA Inc *	1,602	31,127
Checkpoint Systems Inc	6,254	63,666
Ciber Inc *	12,143	41,893
Coherent Inc *	3,218	204,279
Cohu Inc	4,098	54,217
Comtech Telecommunications Corp	2,471	71,783
Control4 Corp *	3,038	27,008
Convergys Corp	14,598	372,103
CTS Corp	4,949	95,367
Cyan Inc *	3,270	17,135
Daktronics Inc	4,373	51,864
Datalink Corp *	3,111	27,812

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-73

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Dealertrack Technologies Inc *	5,566	$349,489
DHI Group Inc *	4,150	36,893
Digi International Inc *	3,756	35,870
Diodes Inc *	5,469	131,858
DSP Group Inc *	3,511	36,269
DTS Inc *	327	9,970
Electro Rent Corp	2,416	26,238
EMCORE Corp *	3,568	21,479
EnerNOC Inc *	3,973	38,538
Entegris Inc *	8,644	125,943
Epiq Systems Inc	3,029	51,129
ePlus Inc *	798	61,167
Everyday Health Inc *	162	2,070
Exar Corp *	4,919	48,108
ExlService Holdings Inc *	377	13,037
Extreme Networks Inc *	13,392	36,024
Fabrinet * (Thailand)	5,268	98,670
Fairchild Semiconductor International Inc *	17,205	299,023
FARO Technologies Inc *	1,971	92,046
Finisar Corp *	15,299	273,393
FormFactor Inc *	4,593	42,256
Global Cash Access Holdings Inc *	9,789	75,767
Glu Mobile Inc *	8,496	52,760
GSI Group Inc *	4,898	73,617
Harmonic Inc *	11,057	75,519
II-VI Inc *	7,752	147,133
Imation Corp *	4,848	19,683
Insight Enterprises Inc *	5,721	171,115
Integrated Silicon Solution Inc	4,698	104,014
InterDigital Inc	547	31,119
Intersil Corp ‘A’	19,485	243,757
Intralinks Holdings Inc *	2,766	32,943
Itron Inc *	5,686	195,826
Ixia *	990	12,316
IXYS Corp	3,698	56,579
Kimball Electronics Inc *	4,182	61,015
Knowles Corp *	12,532	226,829
Kopin Corp *	10,577	36,491
KVH Industries Inc *	533	7,169
Lattice Semiconductor Corp *	12,796	75,368
Limelight Networks Inc *	9,634	37,958
Liquidity Services Inc *	3,592	34,591
Littelfuse Inc	457	43,365
ManTech International Corp ‘A’	3,587	104,023
Marchex Inc ‘B’	4,650	23,017
Marin Software Inc *	3,787	25,524
Mentor Graphics Corp	14,764	390,212
Mercury Systems Inc *	5,066	74,166
Millennial Media Inc *	17,483	28,322
MKS Instruments Inc	7,883	299,081
ModusLink Global Solutions Inc *	5,864	19,938
MoneyGram International Inc *	4,593	42,210
Monster Worldwide Inc *	13,479	88,153
Multi-Fineline Electronix Inc * (Singapore)	1,432	31,304
Nanometrics Inc *	3,473	55,985
NeoPhotonics Corp *	4,096	37,396
NETGEAR Inc *	5,118	153,642
NeuStar Inc ‘A’ *	651	19,016
Newport Corp *	3,882	73,603
NVE Corp	397	31,125
Oclaro Inc *	15,325	34,634
OmniVision Technologies Inc *	8,579	224,727
OSI Systems Inc *	2,181	154,393
Park Electrochemical Corp	3,045	58,342
PC Connection Inc	1,545	38,223
PDF Solutions Inc *	282	4,512
Perficient Inc *	1,717	33,035
Pericom Semiconductor Corp	3,323	43,697
Photronics Inc *	9,850	93,673
Plexus Corp *	3,097	135,896

	Shares	Value
PMC-Sierra Inc *	16,894	$144,613
Polycom Inc *	19,875	227,370
Power Integrations Inc	1,435	64,833
Progress Software Corp *	7,482	205,755
QAD Inc ‘A’	1,091	28,835
QLogic Corp *	12,899	183,037
Quantum Corp *	31,615	53,113
QuinStreet Inc *	5,433	35,043
RealNetworks Inc *	3,808	20,601
Reis Inc	493	10,935
RetailMeNot Inc *	5,322	94,891
Rocket Fuel Inc *	3,865	31,693
Rofin-Sinar Technologies Inc *	3,680	101,568
Rogers Corp *	1,888	124,872
Rovi Corp *	13,019	207,653
Rudolph Technologies Inc *	4,029	48,388
Sanmina Corp *	12,209	246,133
Sapiens International Corp NV (Israel)	889	9,228
ScanSource Inc *	4,225	160,803
SciQuest Inc *	1,695	25,103
Seachange International Inc *	5,227	36,641
Semtech Corp *	6,460	128,231
ServiceSource International Inc *	3,727	20,387
ShoreTel Inc *	7,391	50,111
Sigma Designs Inc *	5,151	61,451
Silicon Laboratories Inc *	1,842	99,486
Silver Spring Networks Inc *	294	3,649
Sonus Networks Inc *	7,256	50,212
Stratasys Ltd *	7,509	262,289
Sykes Enterprises Inc *	5,716	138,613
SYNNEX Corp	4,238	310,179
Take-Two Interactive Software Inc *	6,029	166,220
Tech Data Corp *	5,387	310,076
TechTarget Inc *	2,127	18,994
TeleCommunication Systems Inc ‘A’ *	7,556	25,010
Telenav Inc *	4,351	35,026
TeleTech Holdings Inc	1,103	29,869
Tessera Technologies Inc	3,012	114,396
TTM Technologies Inc *	8,754	87,452
Ubiquiti Networks Inc	288	9,192
Ultra Clean Holdings Inc *	4,574	28,496
Ultratech Inc *	4,057	75,298
Unisys Corp *	2,740	54,773
United Online Inc *	2,119	33,205
Veeco Instruments Inc *	5,965	171,434
Verint Systems Inc *	520	31,587
ViaSat Inc *	933	56,223
Vishay Intertechnology Inc	19,878	232,175
Vishay Precision Group Inc *	2,060	31,024
Xcerra Corp *	4,604	34,852

		14,094,093

Materials - 3.6%

A Schulman Inc	455	19,893
AK Steel Holding Corp *	26,321	101,862
American Vanguard Corp	3,819	52,702
Axiall Corp	10,366	373,694
Berry Plastics Group Inc *	7,118	230,623
Boise Cascade Co *	931	34,149
Calgon Carbon Corp	4,138	80,194
Carpenter Technology Corp	7,420	287,006
Century Aluminum Co *	6,858	71,529
Chase Corp	115	4,571
Cliffs Natural Resources Inc	22,585	97,793
Coeur Mining Inc *	19,989	114,137
Commercial Metals Co	17,121	275,306
Flotek Industries Inc *	7,874	98,661
FutureFuel Corp	3,550	45,689
Greif Inc ‘A’	4,515	161,863
Handy & Harman Ltd *	347	12,024

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-74

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Hawkins Inc	1,294	$52,265
Haynes International Inc	1,727	85,176
Hecla Mining Co	54,755	144,006
Horsehead Holding Corp *	8,332	97,651
Innophos Holdings Inc	3,056	160,868
Innospec Inc	3,559	160,297
Intrepid Potash Inc *	8,331	99,472
Kaiser Aluminum Corp	1,689	140,322
Kraton Performance Polymers Inc *	4,644	110,899
Kronos Worldwide Inc	2,887	31,642
Louisiana-Pacific Corp *	1,717	29,241
LSB Industries Inc *	1,855	75,758
Materion Corp	2,948	103,917
Minerals Technologies Inc	332	22,619
Neenah Paper Inc	1,125	66,330
Olin Corp	2,341	63,090
Olympic Steel Inc	1,227	21,399
OM Group Inc	4,476	150,394
OMNOVA Solutions Inc *	2,705	20,260
PH Glatfelter Co	6,317	138,911
Quaker Chemical Corp	565	50,195
Rayonier Advanced Materials Inc	5,969	97,056
Real Industry Inc *	1,287	14,607
RTI International Metals Inc *	4,215	132,857
Ryerson Holding Corp *	1,354	12,321
Schnitzer Steel Industries Inc ‘A’	3,918	68,447
Schweitzer-Mauduit International Inc	3,713	148,074
Sensient Technologies Corp	2,460	168,116
Stepan Co	1,456	78,784
Stillwater Mining Co *	12,038	139,520
SunCoke Energy Inc	2,801	36,413
TimkenSteel Corp	5,867	158,350
Tredegar Corp	2,920	64,561
Tronox Ltd ‘A’	9,389	137,361
United States Lime & Minerals Inc (Canada)	251	14,588
Valhi Inc	1,219	6,900
Wausau Paper Corp	566	5,196
Worthington Industries Inc	5,435	163,376

		5,332,935

Telecommunication Services - 0.8%

8x8 Inc *	8,460	75,802
Atlantic Tele-Network Inc	1,495	103,275
Boingo Wireless Inc *	2,501	20,658
Cincinnati Bell Inc *	30,836	117,794
Consolidated Communications Holdings Inc	2,573	54,059
Globalstar Inc *	70,139	147,993
Hawaiian Telcom Holdco Inc *	1,713	44,709
IDT Corp ‘B’	2,081	37,624
inContact Inc *	985	9,722
Inteliquent Inc	2,867	52,753
Intelsat SA * (United Kingdom)	3,243	32,171
Iridium Communications Inc *	12,189	110,798
Lumos Networks Corp	514	7,602
NTELOS Holdings Corp	2,527	11,675
ORBCOMM Inc *	8,886	59,980
Pacific DataVision Inc *	587	24,730
Premiere Global Services Inc *	6,555	67,451
Shenandoah Telecommunications Co	586	20,059
Spok Holdings Inc	3,249	54,713
Vonage Holdings Corp *	24,679	121,174
Windstream Holdings Inc	834	5,321

		1,180,063

Utilities - 6.0%

Abengoa Yield PLC (Spain)	7,189	225,159
ALLETE Inc	7,201	334,054
American States Water Co	5,119	191,399
Artesian Resources Corp ‘A’	1,214	25,603
Atlantic Power Corp	18,064	55,637

	Shares	Value
Avista Corp	9,196	$281,857
Black Hills Corp	6,621	289,007
California Water Service Group	7,077	161,709
Chesapeake Utilities Corp	2,252	121,270
Cleco Corp	8,924	480,557
Connecticut Water Service Inc	1,736	59,302
Consolidated Water Co Ltd (Cayman)	2,073	26,120
Dynegy Inc *	18,902	552,884
El Paso Electric Co	5,979	207,232
Genie Energy Ltd ‘B’ *	1,380	14,449
IDACORP Inc	7,430	417,120
MGE Energy Inc	5,129	198,646
Middlesex Water Co	2,404	54,234
New Jersey Resources Corp	12,646	348,397
Northwest Natural Gas Co	4,016	169,395
NorthWestern Corp	6,949	338,764
NRG Yield Inc ‘A’	5,062	111,313
NRG Yield Inc ‘C’	5,074	111,070
ONE Gas Inc	7,757	330,138
Ormat Technologies Inc	3,178	119,747
Otter Tail Corp	5,528	147,045
Pattern Energy Group Inc	7,572	214,893
Piedmont Natural Gas Co Inc	11,634	410,797
PNM Resources Inc	11,772	289,591
Portland General Electric Co	11,578	383,927
SJW Corp	2,278	69,912
South Jersey Industries Inc	10,122	250,317
Southwest Gas Corp	6,912	367,788
Spark Energy Inc ‘A’	127	2,002
Talen Energy Corp *	12,229	209,850
The Empire District Electric Co	6,458	140,784
The Laclede Group Inc	6,403	333,340
The York Water Co	1,648	34,377
UIL Holdings Corp	8,361	383,101
Unitil Corp	2,081	68,715
Vivint Solar Inc *	1,186	14,434
WGL Holdings Inc	7,347	398,868

		8,944,804

Total Common Stocks (Cost $129,057,093)		137,867,370

EXCHANGE-TRADED FUND - 1.7%

iShares Russell 2000 Value	24,032	2,450,303

Total Exchange-Traded Fund (Cost $2,465,564)		2,450,303

	Principal Amount

SHORT-TERM INVESTMENT - 5.1%

Repurchase Agreement - 5.1%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $7,585,335; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $7,739,981)	$7,585,335	7,585,335

Total Short-Term Investment (Cost $7,585,335)		7,585,335

TOTAL INVESTMENTS - 99.8% (Cost $139,107,992)		147,917,254

OTHER ASSETS & LIABILITIES, NET - 0.2%		354,148

NET ASSETS - 100.0%		$148,271,402

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-75

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	38.9%
Industrials	11.5%
Consumer Discretionary	10.1%
Information Technology	9.5%
Utilities	6.0%
Energy	5.8%
Short-Term Investment	5.1%
Health Care	4.0%
Materials	3.6%
Others (each less than 3.0%)	5.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a value of $14,245 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/15)	63	($70,939)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$14,246	$-	$-	$14,246
	Common Stocks (1)	137,867,370	137,867,370	-	-
	Exchange-Traded Fund	2,450,303	2,450,303	-	-
	Short-Term Investment	7,585,335	-	7,585,335	-

	Total Assets	147,917,254	140,317,673	7,585,335	14,246

Liabilities	Derivatives:
	Equity Contracts
	Futures	(70,939)	(70,939)	-	-

	Total Liabilities	(70,939)	(70,939)	-	-

	Total	$147,846,315	$140,246,734	$7,585,335	$14,246

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-76

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Thailand - 0.0%

Jasmine International PCL Exercise @ $4.30 Exp 08/03/16 *	128,431	$3,803

Total Warrants (Cost $0)		3,803

PREFERRED STOCKS - 2.9%

Brazil - 2.7%

AES Tiete SA	2,800	15,760
Banco Bradesco SA	68,650	629,290
Braskem SA ADR	5,100	44,166
Centrais Eletricas Brasileiras SA ‘B’	3,500	9,535
Centrais Eletricas Brasileiras SA ADR	800	2,152
Cia Brasileira de Distribuicao	4,144	97,699
Cia Brasileira de Distribuicao ADR	874	20,688
Cia de Transmissao de Energia Eletrica Paulista	400	5,036
Cia Energetica de Minas Gerais	29,861	113,908
Cia Energetica de Sao Paulo ‘B’	6,450	40,682
Cia Paranaense de Energia ADR	3,093	34,023
Gerdau SA	21,761	52,423
Gerdau SA ADR	16,019	38,606
Itau Unibanco Holding SA	70,083	771,362
Itau Unibanco Holding SA ADR	12,510	136,984
Lojas Americanas SA	16,528	92,180
Oi SA *	10,100	19,004
Oi SA ADR *	1,554	2,968
Petroleo Brasileiro SA *	41,282	168,761
Petroleo Brasileiro SA ADR *	24,452	199,528
Suzano Papel e Celulose SA ‘A’	17,993	95,720
Telefonica Brasil SA	6,100	85,464
Ultrapar Participacoes SA ADR	2,899	60,937
Usinas Siderurgicas de Minas Gerais SA ‘A’	12,805	16,968
Vale SA	42,400	212,470

		2,966,314

Chile - 0.0%

Embotelladora Andina SA ‘B’	4,987	16,867
Sociedad Quimica y Minera de Chile SA ‘B’	1,005	16,265

		33,132

Colombia - 0.2%

Banco Davivienda SA	3,684	37,813
Bancolombia SA ADR	2,543	109,349
Grupo Aval Acciones y Valores SA	108,725	53,210
Grupo de Inversiones Suramericana SA	2,699	37,710

		238,082

Total Preferred Stocks (Cost $5,263,022)		3,237,528

COMMON STOCKS - 95.6%

Brazil - 5.5%

AES Tiete SA	1,400	7,475
Ambev SA	100,940	620,100
Ambev SA ADR	57,004	347,724
Banco Bradesco SA	21,644	194,783
Banco do Brasil SA	35,411	276,536
Banco Santander Brasil SA	21,600	117,549
BB Seguridade Participacoes SA	16,605	182,120
BM&FBovespa SA	77,314	291,441
BR Malls Participacoes SA	15,813	74,053

	Shares	Value
BRF SA	8,027	$169,571
BRF SA ADR	4,948	103,463
CCR SA	28,772	137,979
CETIP SA - Mercados Organizados	7,800	85,499
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,126	52,453
Cia Energetica de Minas Gerais	5,100	19,520
Cia Siderurgica Nacional SA	30,107	50,064
Cia Siderurgica Nacional SA ADR	8,700	14,355
Cielo SA	31,296	441,089
Cosan SA Industria e Comercio	3,876	31,354
CPFL Energia SA	5,366	33,224
CPFL Energia SA ADR	1,874	22,956
Duratex SA	10,010	23,374
EcoRodovias Infraestrutura e Logistica SA	6,000	14,956
Embraer SA ADR	4,021	121,796
Estacio Participacoes SA	12,800	74,105
Fibria Celulose SA	5,500	75,041
Fibria Celulose SA ADR	8,890	120,993
Gerdau SA	1,800	3,549
Grendene SA	836	4,498
Hypermarcas SA *	13,600	98,989
Itau Unibanco Holding SA	9,378	100,172
JBS SA	32,472	170,867
Klabin SA	34,682	212,949
Kroton Educacional SA	36,600	139,968
Localiza Rent a Car SA	9,935	98,069
Lojas Americanas SA	2,603	11,093
Lojas Renner SA	3,300	119,938
M Dias Branco SA	1,200	31,649
Multiplan Empreendimentos Imobiliarios SA	2,500	38,556
Natura Cosmeticos SA	8,421	74,592
Odontoprev SA	7,400	25,658
Oi SA *	567	1,094
Oi SA ADR *	116	228
Petroleo Brasileiro SA *	32,250	145,530
Petroleo Brasileiro SA ADR *	13,494	122,121
Porto Seguro SA	5,600	74,568
Qualicorp SA	7,800	49,448
Raia Drogasil SA	7,800	100,551
Rumo Logistica Operadora Multimodal SA *	42,907	17,527
Souza Cruz SA	14,000	110,006
Telefonica Brasil SA ADR	2,089	29,100
Tim Participacoes SA	23,600	77,728
TOTVS SA	5,028	63,070
Tractebel Energia SA	6,200	68,180
Ultrapar Participacoes SA	10,902	230,376
Vale SA	20,300	119,419
Vale SA ADR	8,537	50,283
WEG SA	13,640	83,575

		6,176,924

Chile - 1.6%

AES Gener SA	91,534	52,142
Aguas Andinas SA ‘A’	94,304	53,659
Banco de Chile ADR	1,255	82,679
Banco de Credito e Inversiones	1,541	67,746
Banco Santander Chile ADR	4,061	82,235
Cencosud SA	50,363	121,182
Cia Cervecerias Unidas SA ADR	2,000	42,360
Colbun SA	248,868	70,833
Corpbanca SA	8,315,556	91,809
E.CL SA	30,635	41,567
Empresa Nacional de Electricidad SA ADR	3,241	134,339
Empresa Nacional de Telecomunicaciones SA	7,009	77,598
Empresas CMPC SA	56,417	153,514
Empresas COPEC SA	9,686	102,868
Enersis SA ADR	15,621	247,280
Inversiones Aguas Metropolitanas SA	15,078	22,902

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-77

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Latam Airlines Group SA *	1,644	$11,719
Latam Airlines Group SA ADR *	10,513	74,012
Parque Arauco SA	21,031	39,978
SACI Falabella	19,013	132,843
Sigdo Koppers SA	8,610	12,728
Sociedad Quimica y Minera de Chile SA ADR	1,300	20,826
SONDA SA	17,471	36,490

		1,773,309

China - 13.7%

AAC Technologies Holdings Inc	12,500	70,476
Agricultural Bank of China Ltd ‘H’	393,000	211,170
Air China Ltd ‘H’	26,000	29,627
Alibaba Health Information Technology Ltd *	32,000	33,177
Aluminum Corp of China Ltd ADR *	2,300	28,635
Angang Steel Co Ltd ‘H’	26,000	17,891
Anhui Conch Cement Co Ltd ‘H’	19,000	66,298
ANTA Sports Products Ltd	11,000	26,652
AviChina Industry & Technology Co Ltd ‘H’	20,000	19,325
Bank of China Ltd ‘H’	977,400	634,821
Bank of Communications Co Ltd ‘H’	108,925	112,851
BBMG Corp ‘H’	36,500	36,887
Beijing Capital International Airport Co Ltd ‘H’	24,000	27,552
Beijing Enterprises Holdings Ltd	9,500	71,146
Beijing Enterprises Water Group Ltd *	32,000	26,059
Brilliance China Automotive Holdings Ltd	40,000	62,133
Byd Co Ltd ‘H’	4,500	27,235
China CITIC Bank Corp Ltd ‘H’ *	111,000	88,436
China Coal Energy Co Ltd ‘H’	146,000	87,624
China Communications Construction Co Ltd ‘H’	60,000	89,623
China Construction Bank Corp ‘H’	1,334,340	1,212,140
China Everbright Bank Co Ltd ‘H’	41,000	24,576
China Everbright International Ltd	63,000	112,247
China Hongqiao Group Ltd	37,000	34,829
China International Marine Containers Group Co Ltd ‘H’	10,400	26,480
China Life Insurance Co Ltd ‘H’	90,000	388,469
China Longyuan Power Group Corp Ltd ‘H’	83,000	91,479
China Machinery Engineering Corp ‘H’	22,000	23,481
China Medical System Holdings Ltd	15,000	20,999
China Mengniu Dairy Co Ltd	20,000	99,203
China Merchants Bank Co Ltd ‘H’	74,800	217,684
China Merchants Holdings International Co Ltd	14,528	61,911
China Minsheng Banking Corp Ltd ‘H’	109,000	142,680
China Mobile Ltd	9,000	115,102
China Mobile Ltd ADR	18,350	1,176,051
China Molybdenum Co Ltd ‘H’ *	30,000	21,963
China National Building Material Co Ltd ‘H’	172,000	161,392
China Oilfield Services Ltd ‘H’	22,000	34,840
China Overseas Land & Investment Ltd	100,000	352,499
China Pacific Insurance Group Co Ltd ‘H’	23,800	113,358
China Petroleum & Chemical Corp ‘H’	376,400	323,622
China Power International Development Ltd	32,000	24,259
China Railway Construction Corp Ltd ‘H’	13,000	20,063
China Railway Group Ltd ‘H’	41,000	44,606
China Resources Enterprise Ltd	32,000	103,458
China Resources Gas Group Ltd	10,000	29,538
China Resources Land Ltd	42,444	136,669
China Resources Power Holdings Co Ltd	36,000	100,081
China Shenhua Energy Co Ltd ‘H’	65,500	149,304
China Shipping Development Co Ltd ‘H’	42,000	31,511
China Southern Airlines Co Ltd ‘H’ *	26,000	30,506
China State Construction International Holdings Ltd	22,000	39,354
China Taiping Insurance Holdings Co Ltd *	25,634	91,558
China Telecom Corp Ltd ‘H’	46,000	27,078

	Shares	Value
China Telecom Corp Ltd ADR	1,644	$97,045
China Unicom Hong Kong Ltd ADR	11,625	182,512
China Vanke Co Ltd ‘H’	41,200	100,937
Chongqing Rural Commercial Bank Co Ltd ‘H’	67,000	53,442
CITIC Ltd	205,000	367,318
CITIC Securities Co Ltd ‘H’	12,500	44,983
CNOOC Ltd ADR	3,621	513,892
COSCO Pacific Ltd	51,511	69,555
Country Garden Holdings Co Ltd	203,580	89,308
CRRC Corp Ltd ‘H’	40,000	60,924
CSPC Pharmaceutical Group Ltd	44,000	43,287
Datang International Power Generation Co Ltd ‘H’	64,000	32,736
Dongfeng Motor Group Co Ltd ‘H’	58,000	77,448
ENN Energy Holdings Ltd	18,000	108,234
Evergrande Real Estate Group Ltd	269,000	159,142
Fosun International Ltd	16,000	37,331
Geely Automobile Holdings Ltd	145,000	77,298
Great Wall Motor Co Ltd ‘H’	18,500	90,644
Guangdong Investment Ltd	44,000	61,366
Guangzhou Automobile Group Co Ltd ‘H’	42,000	38,905
Guangzhou R&F Properties Co Ltd ‘H’ *	40,000	48,689
Haitong Securities Co Ltd ‘H’	34,400	90,783
Hengan International Group Co Ltd	12,500	147,838
Huadian Power International Corp Ltd ‘H’	22,000	24,175
Huaneng Power International Inc ‘H’	50,000	66,070
Huaneng Renewables Corp Ltd ‘H’	44,000	17,604
Huishang Bank Corp Ltd ‘H’	40,000	20,792
Industrial & Commercial Bank of China Ltd ‘H’	1,071,045	847,130
Jiangsu Expressway Co Ltd ‘H’	24,000	31,495
Jiangxi Copper Co Ltd ‘H’	17,000	28,306
Kunlun Energy Co Ltd	134,000	135,548
Lenovo Group Ltd	126,000	173,192
Longfor Properties Co Ltd	31,500	49,835
Metallurgical Corp of China Ltd ‘H’	69,000	29,850
PetroChina Co Ltd ‘H’	314,000	348,496
PICC Property & Casualty Co Ltd ‘H’	70,894	159,900
Ping An Insurance Group Co of China Ltd ‘H’	47,000	630,499
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	38,558
Shanghai Electric Group Co Ltd ‘H’	14,000	11,363
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	14,953
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	13,800	38,241
Shenzhou International Group Holdings Ltd	6,000	29,165
Sihuan Pharmaceutical Holdings Group Ltd	72,000	40,962
Sino-Ocean Land Holdings Ltd	96,536	72,910
Sinopharm Group Co Ltd ‘H’	21,600	95,187
SOHO China Ltd	38,000	24,751
Sun Art Retail Group Ltd	44,000	39,606
Tencent Holdings Ltd	92,200	1,835,757
The People’s Insurance Co Group of China Ltd ‘H’	118,000	74,783
Tingyi Cayman Islands Holding Corp	38,000	77,233
Travelsky Technology Ltd ‘H’	17,000	24,735
Tsingtao Brewery Co Ltd ‘H’	6,000	36,231
Want Want China Holdings Ltd	131,000	138,026
Weichai Power Co Ltd ‘H’	7,200	23,824
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	16,200	32,888
Yanzhou Coal Mining Co Ltd ‘H’	56,000	43,814
Zhejiang Expressway Co Ltd ‘H’	50,000	69,416
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	59,496

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-78

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Zijin Mining Group Co Ltd ‘H’	112,000	$39,339
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	23,986

		15,392,341

Colombia - 0.6%

Almacenes Exito SA	8,809	76,823
Banco de Bogota SA	1,231	28,351
Bancolombia SA	6,685	68,512
Cementos Argos SA (BOG)	14,128	50,163
Cemex Latam Holdings SA *	2,662	13,038
Corp Financiera Colombiana SA	1,080	15,131
Ecopetrol SA	69,336	46,043
Ecopetrol SA ADR	6,782	89,929
Grupo Argos SA	7,791	50,839
Grupo de Inversiones Suramericana SA	3,581	50,886
Grupo Nutresa SA	3,828	33,648
Interconexion Electrica SA ESP	22,633	63,854
Isagen SA ESP	30,541	32,590

		619,807

Cyprus - 0.0%

Globaltrans Investment PLC GDR * ~	371	1,770

Czech Republic - 0.2%

CEZ AS	6,513	151,383
Komercni banka AS	227	50,314

		201,697

Egypt - 0.2%

Commercial International Bank Egypt SAE GDR	20,704	152,178
Global Telecom Holding SAE GDR *	16,470	28,335

		180,513

Greece - 0.4%

Alpha Bank AE * +	68,563	20,822
FF Group * +	1,448	33,049
Hellenic Petroleum SA +	3,272	14,442
Hellenic Telecommunications Organization SA +	8,164	63,138
JUMBO SA +	3,234	22,632
Motor Oil Hellas Corinth Refineries SA +	181	1,451
Mytilineos Holdings SA * +	3,748	20,467
National Bank of Greece SA *	63,492	66,667
OPAP SA +	9,355	68,908
Piraeus Bank SA * +	63,542	23,971
Public Power Corp SA * +	4,036	17,929
Titan Cement Co SA +	1,910	38,549

		392,025

Hong Kong - 0.6%

Belle International Holdings Ltd	66,000	75,981
China Gas Holdings Ltd	48,000	76,602
China Resources Cement Holdings Ltd	50,000	27,881
GCL-Poly Energy Holdings Ltd *	286,000	65,503
Goldin Properties Holdings Ltd *	14,000	14,744
Haier Electronics Group Co Ltd	29,000	77,739
Hanergy Thin Film Power Group Ltd *	122,000	34,159
New World China Land Ltd	76,000	44,714
Shimao Property Holdings Ltd	73,926	145,559
Sino Biopharmaceutical Ltd	48,000	55,408

		618,290

Hungary - 0.2%

Magyar Telekom Telecommunications PLC *	23,217	32,355
MOL Hungarian Oil & Gas PLC	1,442	73,775
OTP Bank PLC	6,455	127,638
Richter Gedeon Nyrt	2,724	40,983

		274,751

	Shares	Value
India - 10.7%

ABB India Ltd	264	$5,480
ACC Ltd	2,300	52,091
Adani Enterprises Ltd	9,742	13,875
Adani Ports & Special Economic Zone Ltd	28,248	136,278
Adani Power Ltd *	28,871	13,202
Adani Transmissions Ltd * +	9,742	7,220
Aditya Birla Nuvo Ltd	2,630	73,611
Amara Raja Batteries Ltd	2,057	28,437
Ambuja Cements Ltd	20,642	74,377
Apollo Hospitals Enterprise Ltd	2,321	47,854
Ashok Leyland Ltd	31,533	35,834
Asian Paints Ltd	12,372	146,526
Aurobindo Pharma Ltd	8,908	202,648
Axis Bank Ltd	38,235	334,728
Bajaj Auto Ltd	3,358	134,026
Bajaj Finance Ltd	403	34,414
Bajaj Finserv Ltd	1,913	45,923
Bajaj Holdings & Investment Ltd	804	18,362
Bank of Baroda	23,285	52,538
Bharat Forge Ltd	2,639	43,898
Bharat Heavy Electricals Ltd	23,236	90,231
Bharat Petroleum Corp Ltd	5,627	77,564
Bharti Airtel Ltd	16,558	109,054
Bosch Ltd	235	80,537
Cadila Healthcare Ltd	1,844	51,880
Cairn India Ltd	17,997	51,259
Canara Bank	3,000	13,062
Cipla Ltd	9,033	87,149
Colgate-Palmolive India Ltd	1,412	45,239
Container Corp of India Ltd	2,784	73,349
CRISIL Ltd	512	15,526
Cummins India Ltd	2,832	39,763
Dabur India Ltd	18,862	82,757
Divi’s Laboratories Ltd	2,452	72,205
DLF Ltd	33,548	61,370
Dr Reddy’s Laboratories Ltd	1,971	109,634
Dr Reddy’s Laboratories Ltd ADR	2,800	154,896
Eicher Motors Ltd	363	111,451
Emami Ltd	2,555	46,387
GAIL India Ltd	17,657	108,702
GAIL India Ltd GDR ~	280	10,441
GlaxoSmithKline Consumer Healthcare Ltd	229	22,564
GlaxoSmithKline Pharmaceuticals Ltd *	108	5,674
Glenmark Pharmaceuticals Ltd	6,946	108,212
Godrej Consumer Products Ltd	2,985	57,911
Havells India Ltd	4,780	21,181
HCL Technologies Ltd	19,066	275,348
HDFC Bank Ltd	36,344	608,979
Hero MotoCorp Ltd	4,095	162,179
Hindalco Industries Ltd	42,940	75,297
Hindustan Petroleum Corp Ltd	6,486	73,928
Hindustan Unilever Ltd	20,204	289,904
ICICI Bank Ltd	71,896	349,033
ICICI Bank Ltd ADR	4,159	43,337
IDBI Bank Ltd	13,230	12,568
Idea Cellular Ltd	77,196	212,835
IDFC Ltd	16,783	38,806
Indiabulls Housing Finance Ltd	3,182	31,025
Indian Oil Corp Ltd	7,289	44,083
IndusInd Bank Ltd	3,595	49,018
Infosys Ltd	39,246	607,062
Infosys Ltd ADR	13,064	207,064
ITC Ltd	78,434	387,661
Jaiprakash Associates Ltd *	22,033	3,848
Jindal Steel & Power Ltd	5,356	7,183
JSW Energy Ltd	26,629	41,001
JSW Steel Ltd	5,608	76,690
Kotak Mahindra Bank Ltd	4,425	96,040

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-79

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Larsen & Toubro Ltd	7,644	$213,589
Lupin Ltd	3,292	97,482
Mahindra & Mahindra Ltd	20,299	408,117
Marico Ltd	6,095	42,923
Maruti Suzuki India Ltd	1,656	104,610
Motherson Sumi Systems Ltd	8,577	69,886
MRF Ltd	39	20,920
Nestle India Ltd	608	60,598
NHPC Ltd	64,839	19,950
NTPC Ltd	39,519	85,258
Oil & Natural Gas Corp Ltd	24,562	119,328
Oil India Ltd	4,590	32,187
Oracle Financial Services Software Ltd	841	49,947
Page Industries Ltd	208	49,194
Pidilite Industries Ltd	3,936	34,009
Power Finance Corp Ltd	3,400	13,638
Power Grid Corp of India Ltd	22,814	49,791
Reliance Communications Ltd *	17,316	16,838
Reliance Industries Ltd	35,120	550,881
Reliance Industries Ltd GDR (LI) ~	780	24,303
Reliance Power Ltd *	15,483	10,880
Rural Electrification Corp Ltd	3,888	16,781
Shree Cement Ltd	304	53,977
Shriram Transport Finance Co Ltd	534	7,150
Siemens Ltd	2,826	59,727
State Bank of India	53,910	221,989
Sun Pharmaceutical Industries Ltd	28,933	397,072
Sun TV Network Ltd	1,909	8,448
Tata Consultancy Services Ltd	15,894	635,380
Tata Global Beverages Ltd	2,671	5,531
Tata Motors Ltd	22,111	150,407
Tata Motors Ltd ADR	3,376	116,371
Tata Power Co Ltd	60,630	70,466
Tata Steel Ltd	10,565	50,448
Tech Mahindra Ltd	23,542	176,138
Titan Co Ltd	5,607	32,201
Torrent Pharmaceuticals Ltd	923	18,872
Ultratech Cement Ltd	811	38,064
Union Bank of India	11,630	26,893
United Breweries Ltd	2,860	41,921
United Spirits Ltd *	1,444	76,622
UPL Ltd	17,138	143,755
Vedanta Ltd	71,582	194,712
Vedanta Ltd ADR	5,064	54,691
Wipro Ltd	15,550	133,635
Yes Bank Ltd	11,049	146,012
Zee Entertainment Enterprises Ltd	27,851	160,637

		12,014,438

Indonesia - 3.0%

P.T. Adaro Energy Tbk	796,000	45,290
P.T. AKR Corporindo Tbk	36,600	16,126
P.T. Alam Sutera Realty Tbk	344,500	14,900
P.T. Astra Agro Lestari Tbk	26,500	45,550
P.T. Astra International Tbk	506,800	268,966
P.T. Bank Central Asia Tbk	347,500	348,457
P.T. Bank Danamon Indonesia Tbk	99,000	31,930
P.T. Bank Mandiri Persero Tbk	280,529	211,105
P.T. Bank Negara Indonesia Persero Tbk	284,200	113,119
P.T. Bank Pan Indonesia Tbk *	206,200	16,859
P.T. Bank Rakyat Indonesia Persero Tbk	403,400	311,552
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	4,258
P.T. Bumi Serpong Damai Tbk	255,000	31,882
P.T. Charoen Pokphand Indonesia Tbk	189,100	38,926
P.T. Ciputra Development Tbk	244,400	23,133
P.T. Global Mediacom Tbk	344,000	30,115
P.T. Gudang Garam Tbk	16,800	56,738
P.T. Indo Tambangraya Megah Tbk	28,700	27,663
P.T. Indocement Tunggal Prakarsa Tbk	38,800	60,801

	Shares	Value
P.T. Indofood Sukses Makmur Tbk	352,200	$173,331
P.T. Jasa Marga Persero Tbk	97,200	39,492
P.T. Kalbe Farma Tbk	831,800	104,381
P.T. Lippo Karawaci Tbk	846,100	74,839
P.T. Matahari Putra Prima Tbk	129,300	28,711
P.T. Mayora Indah Tbk	7,583	14,766
P.T. Media Nusantara Citra Tbk	193,500	28,139
P.T. MNC Investama Tbk	545,500	10,757
P.T. Pakuwon Jati Tbk	1,580,200	50,873
P.T. Perusahaan Gas Negara Persero Tbk	400,600	129,442
P.T. Perusahaan Perkebunan London Sumatra Indonesia Tbk	110,700	12,894
P.T. Semen Indonesia Persero Tbk	141,700	127,352
P.T. Summarecon Agung Tbk	598,400	73,205
P.T. Surya Citra Media Tbk	211,400	45,067
P.T. Tambang Batubara Bukit Asam Persero Tbk	71,600	45,041
P.T. Telekomunikasi Indonesia Persero Tbk	224,600	49,217
P.T. Telekomunikasi Indonesia Persero Tbk ADR	5,480	237,777
P.T. Tower Bersama Infrastructure Tbk	63,000	43,333
P.T. Trada Maritime Tbk *	392,600	1,473
P.T. Unilever Indonesia Tbk	52,300	155,994
P.T. United Tractors Tbk	122,396	186,027
P.T. Vale Indonesia Tbk	75,500	15,390
P.T. XL Axiata Tbk *	190,400	52,586

		3,397,457

Malaysia - 4.3%

Aeon Co M Bhd	28,400	23,334
Affin Holdings Bhd	54,500	39,002
AirAsia Bhd	76,100	31,035
Alliance Financial Group Bhd	47,300	55,111
AMMB Holdings Bhd	120,700	192,901
Astro Malaysia Holdings Bhd	60,500	49,370
Axiata Group Bhd	74,300	126,038
Batu Kawan Bhd	4,200	20,288
Berjaya Sports Toto Bhd	43,488	37,791
BIMB Holdings Bhd	32,700	35,014
Boustead Holdings Bhd	3,300	3,629
British American Tobacco Malaysia Bhd	3,400	55,934
Bumi Armada Bhd *	114,550	34,546
Bursa Malaysia Bhd	6,300	13,557
Cahya Mata Sarawak Bhd	15,700	21,545
Carlsberg Brewery Malaysia Bhd ‘B’	9,600	31,775
CIMB Group Holdings Bhd	146,106	211,519
Dialog Group Bhd	82,252	34,628
DiGi.Com Bhd	126,600	179,793
DRB-Hicom Bhd	76,400	32,199
Gamuda Bhd	52,800	65,497
Genting Bhd	126,000	269,184
Genting Malaysia Bhd	92,200	102,213
Genting Plantations Bhd	8,800	23,169
Guinness Anchor Bhd	2,300	8,705
HAP Seng Consolidated Bhd	36,500	50,304
Hartalega Holdings Bhd	5,700	12,830
Hong Leong Bank Bhd	17,900	63,527
Hong Leong Financial Group Bhd	15,600	62,595
IHH Healthcare Bhd	66,200	99,305
IJM Corp Bhd	57,800	99,740
IOI Corp Bhd	95,646	102,918
IOI Properties Group Bhd	43,425	21,271
Kuala Lumpur Kepong Bhd	12,500	71,172
Lafarge Malaysia Bhd	16,800	37,672
Malayan Banking Bhd	119,373	289,021
Malaysia Airports Holdings Bhd	20,600	33,866
Maxis Bhd	54,000	90,879
MISC Bhd	33,560	68,558
MMC Corp Bhd	75,100	49,961
Parkson Holdings Bhd *	22,509	9,175

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-80

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Petronas Chemicals Group Bhd	86,100	$144,228
Petronas Dagangan Bhd	10,900	59,427
Petronas Gas Bhd	19,000	107,026
PPB Group Bhd	22,000	88,170
Press Metal Bhd	28,400	19,624
Public Bank Bhd	84,170	417,620
QL Resources Bhd	28,600	29,941
RHB Capital Bhd	22,181	43,303
SapuraKencana Petroleum Bhd	273,200	170,660
Sime Darby Bhd	81,509	184,067
SP Setia Bhd Group	13,900	11,477
Sunway Bhd	31,700	28,874
Sunway Construction Group Bhd * +	3,170	1,344
Telekom Malaysia Bhd	30,692	53,163
Tenaga Nasional Bhd	88,400	296,029
UEM Sunrise Bhd	41,900	10,828
UMW Holdings Bhd	44,400	119,248
United Plantations Bhd	5,000	35,618
Westports Holdings Bhd	30,400	34,131
YTL Corp Bhd	293,308	120,740
YTL Power International Bhd	57,750	24,466

		4,860,555

Mexico - 5.7%

Alfa SAB de CV ‘A’	155,005	296,154
America Movil SAB de CV ‘L’	957,716	1,021,239
America Movil SAB de CV ‘L’ ADR	5,660	120,615
Arca Continental SAB de CV	18,595	105,649
Cemex SAB de CV *	532,564	488,261
Coca-Cola Femsa SAB de CV	8,400	66,687
Coca-Cola Femsa SAB de CV ADR	856	68,009
Controladora Comercial Mexicana SAB de CV	28,445	89,420
El Puerto de Liverpool SAB de CV ‘C1’	5,511	63,653
Fomento Economico Mexicano SAB de CV	23,585	210,033
Fomento Economico Mexicano SAB de CV ADR	2,802	249,630
Gruma SAB de CV ‘B’	9,749	125,275
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,261	86,366
Grupo Aeroportuario del Sureste SAB de CV ‘B’	3,953	56,138
Grupo Aeroportuario del Sureste SAB de CV ADR	626	88,811
Grupo Bimbo SAB de CV ‘A’ *	56,171	145,310
Grupo Carso SAB de CV	19,967	83,209
Grupo Elektra SAB de CV	1,479	32,987
Grupo Financiero Banorte SAB de CV ‘O’	101,533	557,099
Grupo Financiero Inbursa SAB de CV ‘O’	61,797	140,048
Grupo Financiero Santander Mexico SAB de CV ‘B’	86,691	160,172
Grupo Mexico SAB de CV ‘B’	130,280	392,726
Grupo Televisa SAB	61,259	475,924
Grupo Televisa SAB ADR	4,494	174,457
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV *	20,585	40,260
Industrias Penoles SAB de CV	5,267	85,770
Infraestructura Energetica Nova SAB de CV	8,377	41,487
Kimberly-Clark de Mexico SAB de CV ‘A’	45,500	98,194
Megacable Holdings SAB de CV	17,211	72,249
Mexichem SAB de CV	51,315	148,191
Minera Frisco SAB de CV ‘A1’ *	9,900	7,395
OHL Mexico SAB de CV *	19,300	25,222
Organizacion Soriana SAB de CV ‘B’	24,633	55,135
Promotora y Operadora de Infraestructura SAB de CV *	7,400	79,275
Wal-Mart de Mexico SAB de CV	174,100	423,467

		6,374,517

	Shares	Value
Netherlands - 0.0%

VimpelCom Ltd ADR	14,932	$74,212

Peru - 0.3%

Cia de Minas Buenaventura SA ADR	2,748	28,524
Credicorp Ltd	2,035	282,702
Grana y Montero SA ADR	1,724	12,103

		323,329

Philippines - 1.9%

Aboitiz Equity Ventures Inc	49,320	63,609
Aboitiz Power Corp	73,300	73,950
Alliance Global Group Inc	169,300	81,422
Ayala Corp	5,030	88,090
Ayala Land Inc	189,300	156,463
Bank of the Philippine Islands	29,757	62,364
BDO Unibank Inc	77,443	186,093
DMCI Holdings Inc	242,950	71,258
Energy Development Corp	583,200	96,642
Globe Telecom Inc	1,415	78,664
GT Capital Holdings Inc	1,065	32,245
International Container Terminal Services Inc	27,610	67,459
JG Summit Holdings Inc	51,570	82,323
Jollibee Foods Corp	15,970	69,855
LT Group Inc	35,000	10,807
Manila Electric Co	11,550	74,594
Megaworld Corp	589,000	62,158
Metro Pacific Investments Corp	391,400	41,043
Metropolitan Bank & Trust Co	21,841	45,550
Philippine Long Distance Telephone Co	4,350	270,754
Philippine National Bank *	15,007	22,926
Puregold Price Club Inc	22,000	18,052
Robinsons Land Corp	84,400	54,792
Robinsons Retail Holdings Inc	15,840	26,226
San Miguel Corp	34,960	46,432
Semirara Mining and Power Corp	11,270	35,611
SM Investments Corp	3,528	70,010
SM Prime Holdings Inc	204,800	90,671
Top Frontier Investment Holdings Inc *	1,506	2,713
Universal Robina Corp	23,930	102,947

		2,185,723

Poland - 1.8%

Alior Bank SA *	1,292	30,687
Asseco Poland SA	812	12,507
Bank Handlowy w Warszawie SA	1,418	37,662
Bank Millennium SA *	16,906	29,412
Bank Pekao SA	2,410	115,329
Bank Zachodni WBK SA *	936	84,854
CCC SA	520	24,050
Cyfrowy Polsat SA *	2,934	18,442
Enea SA	16,499	69,893
Eurocash SA	1,604	15,925
Getin Noble Bank SA *	46,578	16,959
Grupa Azoty SA *	1,378	30,250
Grupa Lotos SA *	5,099	40,648
ING Bank Slaski SA	1,403	47,308
KGHM Polska Miedz SA	11,507	326,050
LPP SA	14	24,752
mBank SA *	565	61,962
Orange Polska SA	30,618	66,380
PGE Polska Grupa Energetyczna SA	32,543	159,559
Polski Koncern Naftowy Orlen SA	10,429	204,673
Polskie Gornictwo Naftowe i Gazownictwo SA	47,958	84,221
Powszechna Kasa Oszczednosci Bank Polski SA	20,488	169,474

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-81

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Powszechny Zaklad Ubezpieczen SA	1,609	$184,970
Synthos SA *	25,885	31,964
Tauron Polska Energia SA	58,157	67,699
TVN SA	10,205	52,023

		2,007,653

Russia - 1.6%

Eurasia Drilling Co Ltd GDR ~	2,982	49,134
Gazprom OAO ADR	85,805	442,682
Lukoil OAO ADR	6,752	297,637
Mail.ru Group Ltd GDR * ~	1,186	24,680
MegaFon PJSC GDR ~	1,742	24,205
MMC Norilsk Nickel PJSC ADR	9,589	161,854
Novolipetsk Steel OJSC GDR ~	2,810	37,391
Phosagro OAO GDR ~	1,806	23,117
Rosneft OAO GDR ~	14,525	59,927
Rostelecom OJSC ADR	1,521	14,153
RusHydro JSC ADR	35,932	35,605
Sberbank of Russia ADR	48,861	255,343
Severstal PAO GDR ~	3,498	37,055
Tatneft OAO ADR	4,053	129,766
Uralkali PJSC GDR ~	5,448	69,992
VTB Bank OJSC GDR (LI) ~	25,081	68,457
X5 Retail Group NV GDR * ~	2,440	40,595

		1,771,593

South Africa - 8.9%

African Rainbow Minerals Ltd	4,312	29,362
Anglo American Platinum Ltd *	3,938	88,889
AngloGold Ashanti Ltd *	2,970	26,865
AngloGold Ashanti Ltd ADR *	34,107	305,258
Aspen Pharmacare Holdings Ltd *	6,568	194,311
Assore Ltd	946	8,019
Barclays Africa Group Ltd	17,464	262,355
Barloworld Ltd	1,621	12,846
Capitec Bank Holdings Ltd	2,056	81,962
Coronation Fund Managers Ltd	7,445	50,390
Discovery Ltd	13,863	143,276
Distell Group Ltd	1,105	15,147
Exxaro Resources Ltd	5,603	39,960
FirstRand Ltd	107,726	471,940
Gold Fields Ltd ADR	67,061	216,607
Impala Platinum Holdings Ltd *	23,038	102,632
Imperial Holdings Ltd	14,853	226,085
Investec Ltd	13,237	118,743
Kumba Iron Ore Ltd	1,852	22,978
Liberty Holdings Ltd	12,024	143,011
Life Healthcare Group Holdings Ltd	39,447	121,142
Massmart Holdings Ltd	4,391	53,853
Mediclinic International Ltd	9,134	76,837
MMI Holdings Ltd	54,593	135,203
Mondi Ltd	6,082	133,351
Mr Price Group Ltd	8,140	167,410
MTN Group Ltd	63,416	1,191,462
Naspers Ltd ‘N’	8,939	1,382,174
Nedbank Group Ltd	12,387	245,737
Netcare Ltd	52,961	166,029
Pioneer Foods Ltd	4,186	63,382
PSG Group Ltd	2,493	42,003
Sanlam Ltd	62,549	341,001
Sasol Ltd	714	26,455
Sasol Ltd ADR	18,299	678,161
Shoprite Holdings Ltd	18,557	264,364
Standard Bank Group Ltd	33,187	436,422
Steinhoff International Holdings Ltd	80,263	506,477
Telkom SA SOC Ltd *	17,921	94,407
The Bidvest Group Ltd	16,478	415,798
The Foschini Group Ltd	8,077	105,440
The SPAR Group Ltd	5,358	83,453
Tiger Brands Ltd	6,736	156,863

	Shares	Value
Truworths International Ltd	21,967	$154,529
Vodacom Group Ltd	11,980	136,351
Woolworths Holdings Ltd	36,527	295,341

		10,034,281

South Korea - 14.9%

Amorepacific Corp	870	325,630
AMOREPACIFIC Group	700	117,264
BNK Financial Group Inc	10,819	136,873
Celltrion Inc *	1,507	105,315
Cheil Worldwide Inc *	2,070	32,061
CJ CGV Co Ltd	571	65,676
CJ CheilJedang Corp	298	117,688
CJ Corp	504	134,210
CJ E&M Corp *	784	54,999
CJ Korea Express Co Ltd *	193	32,529
Cosmax Inc	174	31,395
Coway Co Ltd	1,727	141,646
Daelim Industrial Co Ltd	1,182	86,754
Daesang Corp	153	4,871
Daewoo Engineering & Construction Co Ltd *	1,660	9,128
Daewoo International Corp	1,152	26,609
Daewoo Securities Co Ltd	5,401	73,520
Daewoo Shipbuilding & Marine Engineering Co Ltd	4,000	47,684
DGB Financial Group Inc	6,296	65,963
Dongbu Insurance Co Ltd	2,533	128,233
Doosan Corp	684	66,769
Doosan Heavy Industries & Construction Co Ltd	2,955	63,075
Doosan Infracore Co Ltd *	4,940	43,314
E-Mart Co Ltd	417	85,936
Grand Korea Leisure Co Ltd	688	19,191
Green Cross Corp	79	18,124
GS Engineering & Construction Corp *	1,864	44,676
GS Holdings Corp	1,907	84,756
GS Retail Co Ltd	865	36,181
Halla Holdings Corp	275	12,783
Halla Visteon Climate Control Corp	1,275	44,106
Hana Financial Group Inc	11,053	286,031
Hankook Tire Co Ltd	4,363	165,093
Hanmi Pharm Co Ltd *	110	46,091
Hanssem Co Ltd	497	125,128
Hanwha Chemical Corp	3,924	65,626
Hanwha Corp	2,636	111,319
Hanwha Life Insurance Co Ltd	10,020	70,933
Hotel Shilla Co Ltd	695	69,412
Hyosung Corp	1,050	135,239
Hyundai Department Store Co Ltd	519	67,949
Hyundai Development Co-Engineering & Construction	825	48,794
Hyundai Engineering & Construction Co Ltd	2,941	108,021
Hyundai Glovis Co Ltd	513	92,769
Hyundai Greenfood Co Ltd	1,577	29,843
Hyundai Heavy Industries Co Ltd *	1,520	151,351
Hyundai Marine & Fire Insurance Co Ltd	4,064	107,605
Hyundai Mipo Dockyard Co Ltd *	263	15,308
Hyundai Mobis Co Ltd	1,457	277,696
Hyundai Motor Co	4,050	492,997
Hyundai Rotem Co Ltd *	1,822	33,033
Hyundai Securities Co Ltd	7,124	57,742
Hyundai Steel Co	3,490	211,621
Hyundai Wia Corp	529	48,770
Industrial Bank of Korea	10,173	131,579
IS Dongseo Co Ltd	234	15,248
Kangwon Land Inc	2,350	77,896
KB Financial Group Inc	8,414	276,689
KB Financial Group Inc ADR	1,354	44,506
KCC Corp	231	101,157

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-82

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
KEPCO Plant Service & Engineering Co Ltd	648	$68,538
Kia Motors Corp	6,536	267,008
KIWOOM Securities Co Ltd	349	23,051
Kolon Industries Inc	585	33,800
Korea Aerospace Industries Ltd	810	57,668
Korea Electric Power Corp	4,948	202,370
Korea Electric Power Corp ADR	2,208	44,955
Korea Gas Corp	1,256	48,613
Korea Investment Holdings Co Ltd	1,380	78,015
Korea Kolmar Co Ltd	317	28,816
Korea Zinc Co Ltd	171	83,242
Korean Air Lines Co Ltd *	2,257	82,218
KT Corp ADR *	5,035	63,793
KT&G Corp	2,555	216,546
Kumho Petrochemical Co Ltd	349	22,126
Kwangju Bank *	889	6,097
LG Chem Ltd	1,005	250,471
LG Corp	1,963	108,333
LG Display Co Ltd	15,606	359,717
LG Display Co Ltd ADR	2,409	27,920
LG Electronics Inc	7,686	324,961
LG Household & Health Care Ltd	239	164,402
LG Innotek Co Ltd	671	60,416
LG International Corp	324	11,294
LG Uplus Corp	14,813	130,873
LIG Insurance Co Ltd	936	24,202
Lotte Chemical Corp	255	66,013
Lotte Chilsung Beverage Co Ltd	17	40,353
Lotte Confectionery Co Ltd	32	55,777
Lotte Shopping Co Ltd	453	95,150
LS Corp	365	14,197
LS Industrial Systems Co Ltd	905	37,010
Macquarie Korea Infrastructure Fund	7,337	52,956
Mando Corp	300	33,414
Medy-Tox Inc	142	70,836
Meritz Fire & Marine Insurance Co Ltd	2,574	38,767
Meritz Securities Co Ltd	5,284	33,666
Mirae Asset Securities Co Ltd	708	31,972
NAVER Corp	725	411,785
NCSoft Corp	291	51,744
NH Investment & Securities Co Ltd	3,260	35,517
NongShim Co Ltd	141	36,690
OCI Co Ltd	806	65,112
Orion Corp	99	93,017
Ottogi Corp	8	5,693
Paradise Co Ltd	524	11,328
POSCO	484	96,012
POSCO ADR	5,043	247,561
S-1 Corp	539	37,848
S-Oil Corp *	735	44,708
Samlip General Foods Co Ltd	148	35,697
Samsung C&T Corp	2,680	158,879
Samsung Electro-Mechanics Co Ltd	1,810	82,820
Samsung Electronics Co Ltd	2,919	3,315,936
Samsung Engineering Co Ltd *	593	16,764
Samsung Fire & Marine Insurance Co Ltd	1,177	308,245
Samsung Heavy Industries Co Ltd	7,256	110,751
Samsung Life Insurance Co Ltd	1,462	140,869
Samsung SDI Co Ltd	2,259	224,437
Samsung Securities Co Ltd	1,513	73,821
Sansung Life & Science Co Ltd *	371	36,087
Shinhan Financial Group Co Ltd	7,995	297,439
Shinhan Financial Group Co Ltd ADR	253	9,376
Shinsegae Co Ltd	332	79,715
SK C&C Co Ltd	375	92,954
SK Chemicals Co Ltd	493	32,868
SK Holdings Co Ltd	2,158	381,980
SK Hynix Inc	15,872	603,262
SK Innovation Co Ltd *	2,340	257,215
SK Networks Co Ltd	5,068	40,776

	Shares	Value
SK Telecom Co Ltd ADR	3,000	$74,370
Woori Bank	11,721	102,859
Young Poong Corp	5	6,489
Youngone Corp	379	18,778
Yuhan Corp	143	34,967

		16,756,330

Taiwan - 14.8%

Acer Inc *	129,789	62,450
Advanced Semiconductor Engineering Inc	173,000	232,296
Advantech Co Ltd	9,491	64,447
Airtac International Group	5,250	32,764
Asia Cement Corp	67,784	80,202
Asustek Computer Inc	22,667	220,738
AU Optronics Corp	544,000	240,269
AU Optronics Corp ADR	8,622	38,454
Catcher Technology Co Ltd	31,000	387,713
Cathay Financial Holding Co Ltd	170,600	297,655
Chang Hwa Commercial Bank Ltd	188,344	108,282
Cheng Shin Rubber Industry Co Ltd	52,178	115,599
Chicony Electronics Co Ltd	20,301	54,540
China Airlines Ltd *	199,436	85,609
China Development Financial Holding Corp	496,834	189,177
China Life Insurance Co Ltd	109,965	112,807
China Motor Corp	20,000	15,645
China Petrochemical Development Corp *	18,095	5,608
China Steel Chemical Corp	3,000	13,514
China Steel Corp	307,007	245,265
Chipbond Technology Corp	27,000	58,572
Chunghwa Telecom Co Ltd	46,000	147,336
Chunghwa Telecom Co Ltd ADR	6,113	195,127
Clevo Co	17,000	19,852
Compal Electronics Inc	206,092	156,710
CTBC Financial Holding Co Ltd	290,759	228,968
CTCI Corp	19,000	30,712
Delta Electronics Inc	46,000	235,514
E.Sun Financial Holding Co Ltd	214,490	143,409
Eclat Textile Co Ltd	5,304	86,975
Epistar Corp	40,000	53,128
Eternal Materials Co Ltd	30,000	31,685
Eva Airways Corp *	64,496	44,291
Evergreen Marine Corp Taiwan Ltd *	41,000	21,258
Far Eastern Department Stores Ltd	65,639	40,942
Far Eastern New Century Corp	125,456	133,050
Far EasTone Telecommunications Co Ltd	57,000	137,767
Farglory Land Development Co Ltd	5,265	5,547
Feng TAY Enterprise Co Ltd	12,480	72,649
First Financial Holding Co Ltd	321,705	196,250
Formosa Chemicals & Fibre Corp	49,446	118,902
Formosa Petrochemical Corp	35,000	89,841
Formosa Plastics Corp	88,292	207,554
Foxconn Technology Co Ltd	29,306	106,364
Fubon Financial Holding Co Ltd	164,343	328,038
Giant Manufacturing Co Ltd	6,000	50,813
Gigasolar Materials Corp	3,000	53,818
Ginko International Co Ltd	3,000	37,766
Highwealth Construction Corp	27,000	64,344
Hiwin Technologies Corp	4,455	29,306
Hon Hai Precision Industry Co Ltd	330,625	1,031,320
Hotai Motor Co Ltd	9,000	127,329
HTC Corp *	22,572	52,362
Hua Nan Financial Holdings Co Ltd	249,252	143,374
Innolux Corp	596,390	310,868
Inotera Memories Inc *	180,000	141,420
Inventec Corp	90,000	62,019
Kenda Rubber Industrial Co Ltd	30,045	46,565
King Slide Works Co Ltd	4,000	53,412
King Yuan Electronics Co Ltd	55,000	47,761
King’s Town Bank Co Ltd	34,000	29,511
Kinsus Interconnect Technology Corp	13,000	35,785

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-83

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Largan Precision Co Ltd	3,000	$343,496
Lite-On Technology Corp	93,758	109,499
MediaTek Inc	31,020	426,113
Mega Financial Holding Co Ltd	285,089	256,831
Merida Industry Co Ltd	8,400	53,961
Micro-Star International Co Ltd	32,000	32,356
Nan Ya Plastics Corp	114,394	268,698
Nan Ya Printed Circuit Board Corp *	30,000	39,335
Novatek Microelectronics Corp	18,000	86,799
PChome Online Inc	3,000	49,523
Pegatron Corp	95,090	275,627
Phison Electronics Corp	5,000	43,288
Pou Chen Corp	68,000	96,916
Powertech Technology Inc	55,300	118,919
President Chain Store Corp	19,000	133,539
Quanta Computer Inc	35,000	82,423
Radiant Opto-Electronics Corp	14,669	54,369
Realtek Semiconductor Corp	17,300	44,382
Ruentex Development Co Ltd	24,406	38,572
Ruentex Industries Ltd	33,236	76,037
Shin Kong Financial Holding Co Ltd	273,427	82,915
Siliconware Precision Industries Co Ltd	142,000	214,295
Simplo Technology Co Ltd	15,000	69,453
SinoPac Financial Holdings Co Ltd	311,575	137,762
Standard Foods Corp	15,943	47,635
Synnex Technology International Corp	46,000	68,160
Taishin Financial Holding Co Ltd	412,365	172,549
Taiwan Business Bank *	145,107	44,539
Taiwan Cement Corp	168,693	212,928
Taiwan Cooperative Financial Holding Co Ltd	370,143	193,695
Taiwan Fertilizer Co Ltd	33,000	54,512
Taiwan Glass Industry Corp	36,471	17,552
Taiwan Mobile Co Ltd	45,400	151,545
Taiwan Semiconductor Manufacturing Co Ltd	648,779	2,923,312
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,270	324,072
Teco Electric & Machinery Co Ltd	69,000	53,554
Ton Yi Industrial Corp	33,000	20,620
TPK Holding Co Ltd	13,000	75,195
Transcend Information Inc	12,000	44,251
Tripod Technology Corp	25,000	44,539
TSRC Corp	9,450	8,908
Uni-President Enterprises Corp	122,110	216,878
Unimicron Technology Corp	59,000	30,285
United Microelectronics Corp	621,000	260,227
United Microelectronics Corp ADR	13,915	28,526
Vanguard International Semiconductor Corp	31,000	50,038
Walsin Lihwa Corp *	114,000	28,395
Wan Hai Lines Ltd	28,000	22,228
Winbond Electronics Corp *	218,000	56,642
Wistron Corp	137,503	104,419
WPG Holdings Ltd	71,000	88,534
Yageo Corp	37,000	57,738
Yang Ming Marine Transport Corp *	54,000	18,898
Yuanta Financial Holding Co Ltd	388,265	210,083
Yulon Motor Co Ltd	25,000	28,904
Zhen Ding Technology Holding Ltd	14,000	48,993

		16,654,710

Thailand - 2.8%

Advanced Info Service PCL	28,600	202,653
Airports of Thailand PCL	14,500	129,980
Bangkok Bank PCL	8,200	43,105
Bangkok Dusit Medical Services PCL	158,500	92,229
Bangkok Life Assurance PCL	18,480	27,745
Banpu PCL	38,700	29,131
BEC World PCL	11,000	12,173
Berli Jucker PCL	21,300	23,581

	Shares	Value
Big C Supercenter PCL	9,100	$51,900
Bumrungrad Hospital PCL	11,300	62,621
Central Pattana PCL	48,200	67,663
Central Plaza Hotel PCL	12,100	13,367
Charoen Pokphand Foods PCL	101,200	71,730
CP ALL PCL	78,300	106,973
Delta Electronics Thailand PCL	20,600	55,197
Electricity Generating PCL	10,800	49,015
Energy Absolute PCL	7,200	7,078
Glow Energy PCL	15,800	39,728
Home Product Center PCL	243,359	48,549
Indorama Ventures PCL	41,800	34,209
Intouch Holdings PCL NVDR	21,900	50,520
IRPC PCL	210,900	27,856
Jasmine International PCL	262,000	40,993
Kasikornbank PCL	13,200	73,699
Kasikornbank PCL NVDR	20,400	113,975
Krung Thai Bank PCL	234,675	118,455
Land & Houses PCL NVDR	63,480	16,604
Minor International PCL	70,180	62,241
MK Restaurants Group PCL	9,400	15,647
Pruksa Real Estate PCL	25,800	19,322
PTT Exploration & Production PCL	47,241	152,062
PTT Global Chemical PCL	41,300	84,557
PTT PCL	35,600	377,992
Ratchaburi Electricity Generating Holding PCL	19,500	33,010
Robinson Department Store PCL	18,000	23,801
Siam City Cement PCL	4,900	53,859
Thai Oil PCL	50,300	81,800
Thai Union Frozen Products PCL	41,600	26,815
Thaicom PCL	45,600	47,174
Thanachart Capital PCL	49,800	34,528
The Siam Cement PCL	7,200	110,189
The Siam Commercial Bank PCL	38,000	174,558
TMB Bank PCL	401,200	27,702
Total Access Communication PCL	10,500	25,966
Total Access Communication PCL NVDR	28,200	69,529
TPI Polene PCL	648,400	58,782
True Corp PCL *	282,665	95,003

		3,185,266

Turkey - 1.9%

Akbank TAS	77,970	223,678
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,993	54,085
Arcelik AS	10,843	58,687
Aselsan Elektronik Sanayi Ve Ticaret AS	2,862	14,816
BIM Birlesik Magazalar AS	7,369	131,927
Coca-Cola Icecek AS	2,216	36,754
Enka Insaat ve Sanayi AS	19,420	36,961
Eregli Demir ve Celik Fabrikalari TAS	40,937	66,044
Ford Otomotiv Sanayi AS	2,270	30,233
KOC Holding AS	16,745	77,453
Koza Altin Isletmeleri AS	3,258	34,397
Petkim Petrokimya Holding AS	5,496	8,266
TAV Havalimanlari Holding AS	3,308	28,018
Tofas Turk Otomobil Fabrikasi AS	7,825	53,353
Tupras Turkiye Petrol Rafinerileri AS *	3,832	97,038
Turk Hava Yollari AO *	47,401	154,687
Turk Telekomunikasyon AS	20,839	54,612
Turk Traktor ve Ziraat Makineleri AS	653	16,767
Turkcell Iletisim Hizmetleri AS	20,017	91,921
Turkcell Iletisim Hizmetleri AS ADR	4,700	54,003
Turkiye Garanti Bankasi AS	67,292	209,444
Turkiye Halk Bankasi AS	45,197	206,485
Turkiye Is Bankasi ‘C’	50,457	105,367
Turkiye Sise ve Cam Fabrikalari AS	57,353	77,133
Turkiye Vakiflar Bankasi Tao ‘D’	50,169	79,942
Ulker Biskuvi Sanayi AS	6,186	43,034
Yapi ve Kredi Bankasi AS	22,801	33,279

		2,078,384

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-84

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
United States - 0.0%

Procter & Gamble Hygiene & Health Care Ltd	285	$30,550

Total Common Stocks (Cost $107,376,555)		107,380,425

	Principal Amount

CORPORATE BONDS & NOTES - 0.0%

India - 0.0%

NTPC Ltd 8.490% due 03/25/25	INR 493,987	994

Total Corporate Bonds & Notes (Cost $8,059)		994

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $1,401,684; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $1,434,456)	$1,401,684	1,401,684

Total Short-Term Investment (Cost $1,401,684)		1,401,684

TOTAL INVESTMENTS - 99.8% (Cost $114,049,320)		112,024,434

OTHER ASSETS & LIABILITIES, NET - 0.2%		252,753

NET ASSETS - 100.0%		$112,277,187

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	25.3%
Information Technology	17.8%
Consumer Discretionary	10.1%
Consumer Staples	8.8%
Materials	8.4%
Industrials	7.9%
Telecommunication Services	7.1%
Energy	6.8%
Utilities	3.6%
Others (each less than 3.0%)	4.0%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of June 30, 2015, the portfolio’s composition by country of risk as a percentage of net assets was as follows (See Note 4 in Notes to Financial Statements):

South Korea	14.9%
Taiwan	14.8%
China	13.7%
India	10.7%
South Africa	8.9%
Brazil	8.2%
Mexico	5.7%
Malaysia	4.3%
Indonesia	3.0%
Others (each less than 3.0%)	15.6%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $333,922 or 0.3% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-85

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$3,803	$-	$3,803	$-
	Preferred Stocks (1)	3,237,528	3,237,528	-	-
	Common Stocks
	Brazil	6,176,924	6,176,924	-	-
	Chile	1,773,309	1,773,309	-	-
	China	15,392,341	1,998,135	13,353,244	40,962
	Colombia	619,807	619,807	-	-
	Cyprus	1,770	-	1,770	-
	Czech Republic	201,697	-	201,697	-
	Egypt	180,513	-	180,513	-
	Greece	392,025	-	66,667	325,358
	Hong Kong	618,290	-	618,290	-
	Hungary	274,751	-	274,751	-
	India	12,014,438	576,359	11,430,859	7,220
	Indonesia	3,397,457	237,777	3,159,680	-
	Malaysia	4,860,555	-	4,859,211	1,344
	Mexico	6,374,517	6,374,517	-	-
	Netherlands	74,212	74,212	-	-
	Peru	323,329	323,329	-	-
	Philippines	2,185,723	-	2,185,723	-
	Poland	2,007,653	-	2,007,653	-
	Russia	1,771,593	48,172	1,723,421	-
	South Africa	10,034,281	1,200,026	8,834,255	-
	South Korea	16,756,330	619,864	16,136,466	-
	Taiwan	16,654,710	586,179	16,068,531	-
	Thailand	3,185,266	-	3,185,266	-
	Turkey	2,078,384	54,003	2,024,381	-
	United States	30,550	-	30,550	-

		107,380,425	20,662,613	86,342,928	374,884

	Corporate Bonds & Notes	994	-	994	-
	Short-Term Investment	1,401,684	-	1,401,684	-

	Total	$112,024,434	$23,900,141	$87,749,409	$374,884

During the period ended June 30, 2015, investments with a total aggregate value of $357,745 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. During the same period, investments with a total aggregate value of $9,210,069 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $325,358 were transferred from Level 2 to Level 3 due to the investments being valued based on the Global X FTSE Greece 20 exchange-traded fund and adjusted for EUR currency movements. Also during the same period, an investment with a value of $40,962 was transferred from Level 2 to Level 3 due to the investment being priced at last sale.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-86

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Canada - 0.0%

Constellation Software Inc Exp 09/15/15 *	700	$140

Singapore - 0.0%

Jardine Cycle & Carriage Ltd Exp 07/15/15 *	222	1,172

Spain - 0.0%

Abertis Infraestructuras SA Exp 07/29/15 *	12,860	10,545
Repsol SA Exp 07/03/15 *	21,869	11,337
Zardoya Otis SA Exp 06/30/15 *	4,525	1,972

		23,854

Total Rights (Cost $25,750)		25,166

PREFERRED STOCKS - 0.6%

Germany - 0.6%

Bayerische Motoren Werke AG	1,350	114,246
FUCHS PETROLUB SE	1,842	77,782
Henkel AG & Co KGaA	3,424	383,983
Porsche Automobil Holding SE	5,062	426,316
Volkswagen AG	6,499	1,506,578

		2,508,905

Total Preferred Stocks (Cost $2,666,288)		2,508,905

COMMON STOCKS - 98.4%

Australia - 6.1%

Adelaide Brighton Ltd	16,044	53,029
AGL Energy Ltd	11,896	141,726
ALS Ltd	5,236	23,533
Alumina Ltd	78,400	91,990
Alumina Ltd ADR	4,800	22,416
Amcor Ltd	36,065	381,067
AMP Ltd	124,935	574,734
Ansell Ltd	4,055	75,087
APA Group >>	28,250	178,200
Aristocrat Leisure Ltd	23,175	135,689
Asciano Ltd	41,595	213,054
ASX Ltd	4,304	132,044
Aurizon Holdings Ltd	53,571	211,000
AusNet Services >>	53,895	57,953
Australia & New Zealand Banking Group Ltd	61,036	1,512,435
Bank of Queensland Ltd	13,402	131,129
Bendigo & Adelaide Bank Ltd	19,670	185,874
BHP Billiton Ltd	57,610	1,171,043
BHP Billiton Ltd ADR	23,501	956,726
BHP Billiton PLC	570	11,196
BHP Billiton PLC ADR	26,434	1,045,729
BlueScope Steel Ltd	23,225	53,138
Boral Ltd	16,558	74,348
Brambles Ltd	43,367	352,728
Caltex Australia Ltd	5,021	122,900
carsales.com Ltd	4,885	38,154
Challenger Ltd	4,706	24,212
CIMIC Group Ltd	4,087	68,168
Coca-Cola Amatil Ltd	12,418	87,197

	Shares	Value
Cochlear Ltd	1,324	$81,485
Commonwealth Bank of Australia	37,469	2,442,579
Computershare Ltd	13,846	124,609
Crown Resorts Ltd	6,794	63,535
CSL Ltd	12,229	811,742
DUET Group >>	23,186	41,184
Echo Entertainment Group Ltd	40,690	136,173
Flight Centre Travel Group Ltd	1,911	50,211
Fortescue Metals Group Ltd	103,991	151,492
GrainCorp Ltd Class A	2,443	16,017
Harvey Norman Holdings Ltd	7,845	27,143
Iluka Resources Ltd	5,605	33,024
Incitec Pivot Ltd	50,164	148,066
Insurance Australia Group Ltd	85,149	366,025
Lend Lease Group >>	12,733	146,601
Macquarie Group Ltd	8,860	556,679
Medibank Pvt Ltd *	88,784	137,555
Metcash Ltd	14,229	12,119
National Australia Bank Ltd	61,133	1,559,963
New Hope Corp Ltd	4,341	6,330
Newcrest Mining Ltd *	26,786	270,786
Oil Search Ltd	34,123	186,309
Orica Ltd	13,815	226,429
Origin Energy Ltd	34,379	314,759
Orora Ltd	23,527	37,695
Platinum Asset Management Ltd	10,177	58,397
Primary Health Care Ltd	13,677	52,860
Qantas Airways Ltd *	60,229	146,130
QBE Insurance Group Ltd	50,435	529,093
Ramsay Health Care Ltd	5,410	256,208
REA Group Ltd	1,353	40,632
Recall Holdings Ltd	5,190	27,583
Santos Ltd	36,945	221,910
Seek Ltd	11,370	122,678
Seven West Media Ltd	16,270	12,787
Sims Metal Management Ltd ADR	1,200	9,570
Sonic Healthcare Ltd	5,070	83,548
South32 Ltd *	48,731	67,301
South32 Ltd ADR *	19,283	129,389
Spark Infrastructure Group >>	13,849	20,790
Suncorp Group Ltd	44,237	457,767
Super Retail Group Ltd	4,741	33,267
Sydney Airport >>	23,355	89,289
Tabcorp Holdings Ltd	51,555	179,768
Tatts Group Ltd	45,475	129,793
Telstra Corp Ltd	120,036	565,638
TPG Telecom Ltd	7,273	50,228
Transurban Group >>	45,449	324,340
Treasury Wine Estates Ltd	20,568	78,614
Wesfarmers Ltd	20,847	624,911
Westpac Banking Corp	39,922	989,853
Westpac Banking Corp ADR	21,072	521,321
Woodside Petroleum Ltd	37,757	992,236
Woolworths Ltd	32,900	680,824
WorleyParsons Ltd	3,138	25,016

		23,596,750

Austria - 0.3%

ANDRITZ AG	2,698	149,230
BUWOG AG *	917	17,807
Erste Group Bank AG *	4,763	135,172
IMMOFINANZ AG *	18,349	43,155
OMV AG	8,751	240,512
Raiffeisen Bank International AG	5,783	83,996
Verbund AG	3,876	56,354
Vienna Insurance Group AG Wiener Versicherung Gruppe	926	31,756
voestalpine AG	5,359	222,639

		980,621

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-87

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Belgium - 1.4%

Ageas	5,576	$214,739
Anheuser-Busch InBev NV	12,013	1,445,831
Anheuser-Busch InBev NV ADR	9,999	1,206,579
Colruyt SA	4,302	192,484
Delhaize Group SA	2,067	170,520
Delhaize Group SA ADR	9,322	192,313
KBC Groep NV	8,922	595,631
Proximus	7,787	274,632
Solvay SA	3,344	459,640
Telenet Group Holding NV *	2,064	112,430
UCB SA	3,417	245,008
Umicore SA	2,999	142,130

		5,251,937

Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	39,031

Canada - 8.0%

Agnico Eagle Mines Ltd (NYSE)	5,455	154,758
Agnico Eagle Mines Ltd (TSE)	2,500	70,977
Agrium Inc (NYSE)	346	36,659
Agrium Inc (TSE)	2,451	259,759
Aimia Inc	3,814	41,530
Alimentation Couche-Tard Inc ‘B’	10,850	464,144
AltaGas Ltd	2,948	89,785
Amaya Inc *	3,200	87,673
ARC Resources Ltd	9,278	158,967
Atco Ltd ‘I’	2,296	72,593
Athabasca Oil Corp *	3,400	5,553
Bank of Montreal (NYSE)	4,224	250,399
Bank of Montreal (TSE)	8,630	511,374
Barrick Gold Corp (NYSE)	13,539	144,326
Barrick Gold Corp (TSE)	28,041	299,718
Baytex Energy Corp (NYSE)	6,148	95,786
Baytex Energy Corp (TSE)	1,147	17,843
BCE Inc (NYSE)	2,095	89,038
BCE Inc (TSE)	4,942	209,946
BlackBerry Ltd (NASDAQ) *	3,911	31,992
BlackBerry Ltd (TSE) *	11,425	93,394
Bombardier Inc ‘B’	64,700	116,553
Bonavista Energy Corp	3,500	19,027
Brookfield Asset Management Inc ‘A’ (TSE)	19,312	674,760
CAE Inc	10,800	128,580
Cameco Corp (NYSE)	10,661	152,239
Cameco Corp (TSE)	4,548	65,070
Canadian Imperial Bank of Commerce (TSE)	8,837	651,419
Canadian National Railway Co (NYSE)	8,797	508,027
Canadian National Railway Co (TSE)	12,412	716,100
Canadian Natural Resources Ltd (NYSE)	8,222	223,310
Canadian Natural Resources Ltd (TSE)	23,001	624,287
Canadian Oil Sands Ltd	24,195	195,652
Canadian Pacific Railway Ltd (NYSE)	1,886	302,194
Canadian Pacific Railway Ltd (TSE)	2,300	368,331
Canadian Tire Corp Ltd ‘A’	3,525	376,997
Canadian Utilities Ltd ‘A’	2,000	57,598
Canadian Western Bank	3,600	82,924
Canfor Corp *	2,200	47,910
CCL Industries Inc ‘B’	1,200	147,190
Cenovus Energy Inc (NYSE)	10,764	172,332
Cenovus Energy Inc (TSE)	10,684	170,824
CGI Group Inc ‘A’ (NYSE) *	5,993	234,206
CGI Group Inc ‘A’ (TSE) *	3,600	140,801
CI Financial Corp	4,600	123,747
Cineplex Inc	467	17,581
Cogeco Cable Inc	1,500	86,757
Colliers International Group Inc *	600	23,088
Constellation Software Inc	700	277,904

	Shares	Value
Crescent Point Energy Corp (NYSE)	2,190	$44,851
Crescent Point Energy Corp (TSE)	13,696	281,048
DH Corp	3,100	99,081
Dollarama Inc	2,218	134,430
Eldorado Gold Corp	26,848	111,347
Emera Inc	1,500	47,246
Empire Co Ltd ‘A’	2,308	162,558
Enbridge Inc (NYSE)	3,251	152,114
Enbridge Inc (TSE)	14,448	675,667
Enbridge Income Fund Holdings Inc	3,400	93,997
Encana Corp (NYSE)	40,893	450,641
Encana Corp (TSE)	10,648	117,392
Enerplus Corp (NYSE)	10,576	92,963
Enerplus Corp (TSE)	1,296	11,372
Ensign Energy Services Inc	2,900	28,420
Fairfax Financial Holdings Ltd	1,265	623,770
Finning International Inc	10,517	197,794
First Capital Realty Inc	2,400	34,357
First Quantum Minerals Ltd	17,914	234,216
FirstService Corp (XNGS) *	600	16,662
Fortis Inc	6,000	168,519
Franco-Nevada Corp (NYSE)	1,980	94,347
Franco-Nevada Corp (TSE)	350	16,693
Genworth MI Canada Inc	1,212	31,828
George Weston Ltd	2,100	164,957
Gibson Energy Inc	3,700	66,801
Gildan Activewear Inc (NYSE)	2,600	86,424
Gildan Activewear Inc (TSE)	2,800	93,012
Goldcorp Inc (NYSE)	21,848	353,938
Goldcorp Inc (TSE)	12,030	195,235
Great-West Lifeco Inc	7,700	224,157
Hudson’s Bay Co	5,190	115,310
Husky Energy Inc	13,235	253,150
IGM Financial Inc	2,400	76,439
Imperial Oil Ltd (ASE)	4,702	181,591
Imperial Oil Ltd (TSE)	3,750	144,866
Industrial Alliance Insurance & Financial Services Inc	2,821	94,884
Intact Financial Corp	2,550	177,193
Inter Pipeline Ltd	8,327	191,341
Keyera Corp	3,600	120,192
Kinross Gold Corp *	32,259	75,159
Linamar Corp	1,922	124,830
Loblaw Cos Ltd	3,746	189,189
Lundin Mining Corp *	22,000	90,360
MacDonald Dettwiler & Associates Ltd	800	58,460
Magna International Inc (NYSE)	3,568	200,129
Magna International Inc (TSE)	6,400	359,199
Manitoba Telecom Services Inc	1,400	31,284
Manulife Financial Corp (NYSE)	14,704	273,347
Manulife Financial Corp (TSE)	27,704	514,820
Maple Leaf Foods Inc	5,900	111,906
MEG Energy Corp *	4,800	78,399
Methanex Corp (NASDAQ)	1,604	89,279
Methanex Corp (TSE)	1,400	78,149
Metro Inc	8,799	236,143
National Bank of Canada	8,030	301,655
New Gold Inc *	6,100	16,361
Onex Corp	2,700	149,397
Open Text Corp (NASDAQ)	2,832	114,781
Open Text Corp (TSE)	1,200	48,740
Pan American Silver Corp	3,400	29,236
Paramount Resources Ltd ‘A’ *	1,100	25,276
Pembina Pipeline Corp (NYSE)	3,901	126,002
Pembina Pipeline Corp (TSE)	2,915	94,218
Pengrowth Energy Corp	16,612	41,497
Penn West Petroleum Ltd	13,114	22,574
Peyto Exploration & Development Corp	5,000	122,218
Potash Corp of Saskatchewan Inc (NYSE)	6,241	193,284
Potash Corp of Saskatchewan Inc (TSE)	13,751	425,852

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-88

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Precision Drilling Corp (NYSE)	6,336	$42,578
Precision Drilling Corp (TSE)	2,800	18,831
Progressive Waste Solutions Ltd	4,700	126,061
Quebecor Inc ‘B’	2,200	54,991
Ritchie Bros Auctioneers Inc	804	22,433
Rogers Communications Inc ‘B’ (NYSE)	3,198	113,625
Rogers Communications Inc ‘B’ (TSE)	5,500	195,076
Royal Bank of Canada (NYSE)	10,704	654,550
Royal Bank of Canada (TSE)	26,354	1,611,624
Saputo Inc	7,800	188,661
Shaw Communications Inc ‘B’ (NYSE)	5,413	117,949
Shaw Communications Inc ‘B’ (TSE)	8,335	181,515
ShawCor Ltd	1,100	32,225
Silver Wheaton Corp (NYSE)	5,103	88,486
Silver Wheaton Corp (TSE)	5,700	98,803
SNC-Lavalin Group Inc	9,644	323,989
Stantec Inc (NYSE)	1,000	29,230
Sun Life Financial Inc (NYSE)	5,065	169,171
Sun Life Financial Inc (TSE)	8,561	285,824
Suncor Energy Inc (NYSE)	16,940	466,189
Suncor Energy Inc (TSE)	21,925	603,859
Teck Resources Ltd ‘B’ (NYSE)	13,214	130,951
Teck Resources Ltd ‘B’ (TSE)	8,150	80,782
TELUS Corp	4,800	165,367
The Bank of Nova Scotia (NYSE)	4,234	218,601
The Bank of Nova Scotia (TSE)	22,313	1,151,737
The Jean Coutu Group PJC Inc ‘A’	3,100	57,582
The Toronto-Dominion Bank (NYSE)	5,046	214,505
The Toronto-Dominion Bank (TSE)	27,068	1,149,469
TMX Group Ltd	234	9,958
Tourmaline Oil Corp *	8,600	258,344
TransAlta Corp (NYSE)	4,700	36,425
TransAlta Corp (TSE)	14,700	113,928
TransCanada Corp (NYSE)	3,015	122,469
TransCanada Corp (TSE)	10,270	417,378
TransForce Inc	3,800	77,065
Trican Well Service Ltd	1,800	5,981
Trilogy Energy Corp	300	1,357
Turquoise Hill Resources Ltd (TSE) *	30,560	116,221
Veresen Inc	7,400	100,069
Vermilion Energy Inc (NYSE)	920	39,735
Vermilion Energy Inc (TSE)	1,433	61,898
West Fraser Timber Co Ltd	5,200	285,729
Whitecap Resources Inc	7,300	77,033
WSP Global Inc	1,848	58,162
Yamana Gold Inc	31,999	96,330

		31,046,915

Chile - 0.1%

Antofagasta PLC	23,421	253,537

China - 0.0%

FIH Mobile Ltd	27,000	16,296
MGM China Holdings Ltd	21,200	34,605
Wynn Macau Ltd	30,000	49,900
Xinyi Solar Holdings Ltd	10,000	4,116

		104,917

Colombia - 0.0%

Pacific Rubiales Energy Corp	13,067	49,276

Denmark - 1.6%

AP Moller - Maersk AS ‘A’	111	194,610
AP Moller - Maersk AS ‘B’	190	344,665
Carlsberg AS ‘B’	3,703	336,106
Chr Hansen Holding AS	3,055	149,358
Coloplast AS ‘B’	2,340	153,863
Danske Bank AS	13,005	383,159

	Shares	Value
DSV AS	6,424	$208,464
Genmab AS *	1,385	120,262
GN Store Nord AS	3,676	75,963
H Lundbeck AS *	1,363	26,234
Jyske Bank AS *	2,894	145,342
Novo Nordisk AS ‘B’	29,098	1,595,869
Novo Nordisk AS ADR	21,215	1,161,733
Novozymes AS ‘B’	7,174	341,701
Pandora AS	3,485	373,868
TDC AS	40,934	299,831
Topdanmark AS *	1,550	41,521
Tryg AS	3,740	77,859
Vestas Wind Systems AS	6,234	312,047
William Demant Holding AS *	289	22,020

		6,364,475

Finland - 1.0%

Elisa OYJ	4,081	129,234
Fortum OYJ	25,274	449,698
Kesko OYJ ‘B’	886	30,881
Kone OYJ ‘B’	8,946	363,717
Metso OYJ	4,719	129,545
Neste OYJ	8,132	207,723
Nokia OYJ	72,003	487,855
Nokia OYJ ADR	13,156	90,119
Nokian Renkaat OYJ	2,835	88,808
Orion OYJ ‘A’	400	14,056
Orion OYJ ‘B’	4,300	150,707
Sampo OYJ ‘A’	9,633	454,643
Stora Enso OYJ ‘R’	37,613	387,126
UPM-Kymmene OYJ	29,207	518,317
Valmet OYJ	2,184	24,604
Wartsila OYJ Abp	4,174	195,474

		3,722,507

France - 8.2%

Accor SA	6,144	310,758
Aeroports de Paris	1,553	175,384
Air Liquide SA	7,818	987,801
Airbus Group SE	15,805	1,023,978
Alcatel-Lucent *	53,402	194,932
Alcatel-Lucent ADR *	8,000	28,960
Alstom SA *	3,380	95,840
Arkema SA	2,369	170,694
Atos SE	2,619	195,943
AXA SA	41,161	1,037,276
BioMerieux	397	42,280
BNP Paribas SA	23,039	1,389,093
Bollore SA	18,800	100,284
Bouygues SA	10,573	394,405
Bureau Veritas SA	6,857	158,068
Cap Gemini SA	4,304	381,820
Carrefour SA	20,893	668,384
Casino Guichard Perrachon SA	2,441	184,779
CGG SA *	1,488	8,330
CGG SA ADR *	1,300	7,475
Christian Dior SE	1,472	287,172
Cie de Saint-Gobain	24,758	1,114,187
Cie Generale des Etablissements Michelin	9,543	1,001,809
CNP Assurances	7,205	120,276
Credit Agricole SA	21,195	314,885
Danone SA	13,236	855,101
Dassault Systemes	2,360	171,559
Edenred	6,655	164,418
Eiffage SA	2,872	159,645
Electricite de France SA	8,326	185,580
Essilor International SA	5,771	687,711
Euler Hermes Group	798	80,422
Eutelsat Communications SA	4,807	155,072
Faurecia	1,300	53,419

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-89

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
GDF Suez	41,840	$775,352
Groupe Eurotunnel SE	9,283	134,358
Hermes International	973	362,769
Iliad SA	809	178,968
Imerys SA	1,755	134,272
Ingenico Group	1,541	181,334
Ipsen SA	756	41,695
JCDecaux SA	3,774	157,276
Kering	2,181	389,041
L’Oreal SA	5,088	907,099
Lafarge SA	6,113	404,403
Lagardere SCA	2,244	65,388
Legrand SA	5,989	335,987
LVMH Moet Hennessy Louis Vuitton SE	7,345	1,285,786
Natixis SA	35,830	257,606
Numericable-SFR SAS *	2,063	109,560
Orange SA	54,545	843,971
Orange SA ADR	5,000	76,800
Pernod Ricard SA	3,737	432,342
Peugeot SA *	22,209	455,785
Plastic Omnium SA	1,664	42,378
Publicis Groupe SA	3,905	288,401
Renault SA	5,283	551,740
Rexel SA	11,610	187,445
Safran SA	7,483	506,693
Sanofi	19,109	1,885,241
Sanofi ADR	2,655	131,502
Schneider Electric SE (LI)	219	15,306
Schneider Electric SE (XPAR)	10,681	736,676
SCOR SE	5,781	203,783
SEB SA	232	21,617
Societe BIC SA	847	135,196
Societe Generale SA	17,790	829,987
Sodexo SA	1,989	188,740
Suez Environnement Co	8,686	161,362
Technip SA	5,205	322,397
Thales SA	3,046	184,274
TOTAL SA	51,042	2,483,573
TOTAL SA ADR	7,641	375,708
Valeo SA	1,848	292,135
Vallourec SA	4,044	82,501
Veolia Environnement SA	11,918	242,801
Vinci SA	11,823	683,039
Vivendi SA	23,336	589,444
Zodiac Aerospace	6,374	207,436

		31,786,907

Germany - 7.2%

adidas AG	5,784	442,649
Allianz SE	9,802	1,526,090
Axel Springer SE	980	51,438
BASF SE	24,546	2,157,046
Bayer AG	21,455	3,002,151
Bayerische Motoren Werke AG	9,869	1,079,746
Beiersdorf AG	1,950	163,272
Bilfinger SE	810	30,635
Brenntag AG	4,546	260,558
Commerzbank AG *	32,207	411,545
Continental AG	2,819	666,820
Daimler AG (XETR)	27,044	2,460,409
Deutsche Annington Immobilien SE	3,898	109,884
Deutsche Bank AG (NYSE)	20,893	630,133
Deutsche Bank AG (XETR)	11,755	353,051
Deutsche Boerse AG	5,275	436,615
Deutsche Lufthansa AG *	15,674	202,043
Deutsche Post AG	26,935	786,868
Deutsche Telekom AG	74,817	1,287,998
Deutsche Telekom AG ADR	11,200	192,808
Deutsche Wohnen AG	11,153	255,549
E.ON SE	50,121	667,536

	Shares	Value
Fielmann AG	616	$41,860
Fraport AG Frankfurt Airport Services Worldwide	1,449	90,985
Fresenius Medical Care AG & Co KGaA	3,388	279,559
Fresenius Medical Care AG & Co KGaA ADR	5,634	234,318
Fresenius SE & Co KGaA	12,677	816,115
FUCHS PETROLUB SE	830	31,714
GEA Group AG	3,913	174,493
Hannover Rueck SE	2,371	229,919
HeidelbergCement AG	4,650	368,671
Henkel AG & Co KGaA	2,569	245,518
HOCHTIEF AG	1,612	124,850
HUGO BOSS AG	1,591	177,759
Infineon Technologies AG	30,775	381,886
K+S AG	5,476	230,610
LANXESS AG	3,484	205,382
Linde AG	3,899	738,279
MAN SE	803	82,715
Merck KGaA	3,652	363,752
METRO AG	8,479	267,293
MTU Aero Engines AG	1,786	167,958
Muenchener Rueckversicherungs-Gesellschaft AG	3,786	671,047
OSRAM Licht AG	1,547	74,053
Puma SE	40	6,349
RHOEN-KLINIKUM AG	822	22,046
RWE AG	22,761	489,193
SAP SE	11,221	781,880
SAP SE ADR	6,395	449,121
Siemens AG	16,624	1,674,127
Suedzucker AG	1,611	26,796
Symrise AG	2,124	131,782
Talanx AG *	1,419	43,560
Telefonica Deutschland Holding AG	25,888	149,497
ThyssenKrupp AG	12,898	335,571
TUI AG	11,195	181,451
United Internet AG	3,874	172,194
Volkswagen AG	1,609	372,225
Wacker Chemie AG	701	72,369

		28,081,741

Hong Kong - 2.9%

AIA Group Ltd	279,000	1,823,535
ASM Pacific Technology Ltd	6,400	63,180
BOC Hong Kong Holdings Ltd	95,000	395,040
Cathay Pacific Airways Ltd	81,000	199,012
Cheung Kong Infrastructure Holdings Ltd	14,000	108,646
Cheung Kong Property Holdings Ltd *	57,780	479,292
Chinese Estates Holdings Ltd	5,500	20,043
Chow Tai Fook Jewellery Group Ltd	31,200	33,409
CK Hutchison Holdings Ltd	57,780	847,272
CLP Holdings Ltd	39,500	336,790
Dairy Farm International Holdings Ltd	3,100	26,814
Esprit Holdings Ltd	29,079	27,218
First Pacific Co Ltd	108,000	91,003
Galaxy Entertainment Group Ltd	66,000	262,882
Global Brands Group Holding Ltd *	122,000	25,596
Hang Lung Group Ltd	30,000	131,662
Hang Lung Properties Ltd	58,000	171,650
Hang Seng Bank Ltd	15,300	299,000
Henderson Land Development Co Ltd	24,684	168,661
HK Electric Investments & HK Electric Investments Ltd ~ >>	222,500	152,311
Hong Kong & China Gas Co Ltd	168,556	353,431
Hong Kong Exchanges & Clearing Ltd	30,481	1,074,220
Hongkong Land Holdings Ltd	27,000	220,869
Hopewell Holdings Ltd	4,500	16,455
Hysan Development Co Ltd	13,000	56,164
Johnson Electric Holdings Ltd	12,500	40,052

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-90

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Kerry Logistics Network Ltd	3,500	$5,558
Kerry Properties Ltd	22,000	85,840
Li & Fung Ltd	300,000	237,659
Lifestyle International Holdings Ltd	8,500	15,724
Melco Crown Entertainment Ltd ADR	5,670	111,302
Melco International Development Ltd	11,000	15,542
MTR Corp Ltd	30,502	141,538
New World Development Co Ltd	259,350	338,636
Noble Group Ltd	204,000	115,071
NWS Holdings Ltd	30,000	43,247
Orient Overseas International Ltd	3,500	17,826
PCCW Ltd	89,000	53,019
Power Assets Holdings Ltd	27,500	250,518
Sa Sa International Holdings Ltd	36,000	19,494
Sands China Ltd	55,200	185,716
Shangri-La Asia Ltd (XHKG)	56,666	78,822
Sino Land Co Ltd	109,609	182,885
SJM Holdings Ltd	73,000	79,117
Sun Hung Kai Properties Ltd	29,492	477,576
Swire Pacific Ltd ‘A’	25,500	319,782
Swire Pacific Ltd ‘B’	40,000	94,079
Swire Properties Ltd	19,200	61,054
Techtronic Industries Co Ltd	50,500	166,283
Television Broadcasts Ltd	3,000	17,832
The Bank of East Asia Ltd	47,000	205,498
The Wharf Holdings Ltd	31,000	206,185
VTech Holdings Ltd	2,200	29,202
Wheelock & Co Ltd	32,000	163,050
Xinyi Glass Holdings Ltd	10,000	5,338
Yue Yuen Industrial Holdings Ltd	26,000	86,747

		11,234,347

India - 0.0%

Vedanta Resources PLC	1,430	11,691

Ireland - 1.0%

Bank of Ireland *	779,847	314,241
CRH PLC	1,776	50,085
CRH PLC ADR	26,305	739,434
DCC PLC	1,243	97,764
Experian PLC	29,916	544,373
Glanbia PLC	3,685	72,400
James Hardie Industries PLC	14,694	196,126
Kerry Group PLC ‘A’	5,043	373,559
Paddy Power PLC	468	40,144
Shire PLC	4,615	370,968
Shire PLC ADR	3,160	763,108
Smurfit Kappa Group PLC	10,413	286,261

		3,848,463

Israel - 0.6%

Azrieli Group	1,350	53,883
Bank Hapoalim BM	37,784	203,472
Bank Leumi Le-Israel BM *	40,573	171,559
Bezeq The Israeli Telecommunication Corp Ltd	72,852	124,073
Delek Group Ltd	129	38,024
Elbit Systems Ltd (TLV)	906	71,128
Israel Chemicals Ltd	9,956	69,559
Israel Discount Bank Ltd ‘A’ *	17,704	33,968
Mizrahi Tefahot Bank Ltd	6,354	78,806
NICE-Systems Ltd ADR	800	50,872
Paz Oil Co Ltd	354	55,827
Teva Pharmaceutical Industries Ltd	275	16,299
Teva Pharmaceutical Industries Ltd ADR	21,159	1,250,497

		2,217,967

Italy - 1.7%

Assicurazioni Generali SPA	23,623	425,164
Atlantia SPA	8,286	204,499

	Shares	Value
Banca Monte dei Paschi di Siena SPA *	48,356	$94,074
Banco Popolare SC *	9,369	153,951
Davide Campari-Milano SPA	7,247	55,096
Enel Green Power SPA	71,047	138,754
Enel SPA	140,244	634,067
Eni SPA	52,249	926,805
Eni SPA ADR	5,807	206,613
Finmeccanica SPA *	7,650	96,090
Intesa Sanpaolo SPA	208,364	754,553
Luxottica Group SPA	3,706	246,587
Luxottica Group SPA ADR	1,300	86,385
Mediaset SPA	11,562	55,492
Mediobanca SPA	23,557	230,663
Mediolanum SPA	9,889	81,501
Parmalat SPA	12,375	32,315
Pirelli & C. SPA	4,974	83,779
Prada SPA	10,000	48,123
Prysmian SPA	3,662	79,038
Saipem SPA *	9,139	96,624
Salvatore Ferragamo SPA	689	20,682
Snam SPA	40,686	193,339
Telecom Italia SPA *	473,899	601,135
Telecom Italia SPA ADR *	2,600	33,072
Terna Rete Elettrica Nazionale SPA	53,975	238,303
Tod’s SPA	214	20,313
UniCredit SPA	94,012	630,728
Unione di Banche Italiane SCpA	22,516	180,403
UnipolSai SPA	16,138	39,949
World Duty Free SPA *	2,362	26,465

		6,714,562

Japan - 21.5%

ABC-Mart Inc	300	18,334
Advantest Corp	1,100	11,438
Advantest Corp ADR	429	4,483
Aeon Co Ltd	40,400	573,077
Aeon Mall Co Ltd	770	14,471
Air Water Inc	3,000	54,753
Aisin Seiki Co Ltd	4,900	208,217
Ajinomoto Co Inc	11,000	238,096
Alfresa Holdings Corp	4,500	69,942
Alps Electric Co Ltd	7,400	227,915
Amada Holdings Co Ltd	8,200	86,579
ANA Holdings Inc	21,000	56,955
Anritsu Corp	4,000	26,979
Aoyama Trading Co Ltd	2,100	84,862
Aozora Bank Ltd	14,000	52,723
Asahi Glass Co Ltd	50,000	299,718
Asahi Group Holdings Ltd	8,200	260,624
Asahi Kasei Corp	41,000	335,860
Asics Corp	5,600	145,553
Astellas Pharma Inc	44,000	626,965
Azbil Corp	800	20,677
Bandai Namco Holdings Inc	6,200	119,727
Benesse Holdings Inc	3,500	87,571
Bridgestone Corp	16,800	620,978
Brother Industries Ltd	10,700	151,375
Calbee Inc	1,200	50,446
Canon Inc	17,300	561,375
Canon Inc ADR	8,682	281,384
Canon Marketing Japan Inc	3,800	64,594
Casio Computer Co Ltd	6,200	122,217
Central Japan Railway Co	3,600	649,758
Century Tokyo Leasing Corp	2,000	64,512
Chiyoda Corp	2,000	17,703
Chubu Electric Power Co Inc	13,000	193,696
Chugai Pharmaceutical Co Ltd	4,900	169,015
Citizen Holdings Co Ltd	13,200	92,043
Coca-Cola East Japan Co Ltd	2,100	38,756
Coca-Cola West Co Ltd	2,500	45,122

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-91

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
COMSYS Holdings Corp	2,800	$41,666
Cosmo Oil Co Ltd *	12,000	19,520
Credit Saison Co Ltd	1,400	30,112
Dai Nippon Printing Co Ltd	19,000	196,141
Daicel Corp	8,000	102,681
Daido Steel Co Ltd	7,000	29,150
Daihatsu Motor Co Ltd	8,800	125,234
Daiichi Sankyo Co Ltd	10,300	190,036
Daikin Industries Ltd	6,500	467,410
Daito Trust Construction Co Ltd	2,300	237,786
Daiwa House Industry Co Ltd	15,000	349,443
Daiwa Securities Group Inc	34,000	253,969
DeNa Co Ltd	5,900	115,937
Denki Kagaku Kogyo KK	3,000	13,328
Denso Corp	10,900	542,474
Dentsu Inc	4,100	213,780
DIC Corp	52,000	129,894
Disco Corp	300	24,807
DMG Mori Co Ltd	3,100	59,840
Don Quijote Holdings Co Ltd	3,600	152,764
Dowa Holdings Co Ltd	16,000	151,007
East Japan Railway Co	8,000	719,207
Ebara Corp	9,000	43,540
Eisai Co Ltd	5,500	368,392
Electric Power Development Co Ltd	6,600	232,957
FamilyMart Co Ltd	2,200	101,059
FANUC Corp	5,100	1,041,144
Fast Retailing Co Ltd	1,400	635,043
Fuji Electric Co Ltd	29,000	124,625
Fuji Heavy Industries Ltd	18,700	686,866
FUJIFILM Holdings Corp	10,000	357,062
Fujitsu Ltd	56,000	312,242
Fukuoka Financial Group Inc	24,000	124,380
Furukawa Electric Co Ltd	5,000	8,901
Glory Ltd	1,300	38,477
Gree Inc	2,000	11,680
GS Yuasa Corp	11,000	43,328
GungHo Online Entertainment Inc	7,100	27,606
H2O Retailing Corp	1,500	31,228
Hakuhodo DY Holdings Inc	4,200	44,844
Hamamatsu Photonics KK	1,600	47,048
Hankyu Hanshin Holdings Inc	34,000	200,696
Haseko Corp	10,600	124,974
Heiwa Corp	600	11,981
Hikari Tsushin Inc	700	47,114
Hino Motors Ltd	6,000	74,147
Hirose Electric Co Ltd	420	60,097
Hisamitsu Pharmaceutical Co Inc	800	30,980
Hitachi Capital Corp	2,100	55,484
Hitachi Chemical Co Ltd	2,300	41,442
Hitachi Construction Machinery Co Ltd	6,700	117,304
Hitachi High-Technologies Corp	1,400	39,606
Hitachi Ltd	107,000	704,785
Hitachi Ltd ADR	3,200	210,768
Hitachi Metals Ltd	4,000	61,352
Hitachi Transport System Ltd	700	11,601
Hokkaido Electric Power Co Inc *	3,000	34,168
Hokuhoku Financial Group Inc	47,000	110,884
Hokuriku Electric Power Co	3,100	46,138
Honda Motor Co Ltd	35,100	1,134,700
Honda Motor Co Ltd ADR	12,006	388,994
Hoshizaki Electric Co Ltd	1,600	94,049
House Foods Group Inc	900	17,113
Hoya Corp	11,950	478,529
Ibiden Co Ltd	6,400	108,552
Idemitsu Kosan Co Ltd	2,000	39,238
IHI Corp	42,000	195,769
Iida Group Holdings Co Ltd	5,000	79,590
Inpex Corp	12,800	145,578
Isetan Mitsukoshi Holdings Ltd	10,800	192,919

	Shares	Value
Isuzu Motors Ltd	19,300	$253,253
Ito En Ltd	2,500	52,432
ITOCHU Corp	33,600	443,529
Itochu Techno-Solutions Corp	2,200	54,736
Iwatani Corp	13,000	82,264
Izumi Co Ltd	1,200	50,530
J Front Retailing Co Ltd	6,900	129,807
Japan Airlines Co Ltd	3,600	125,475
Japan Exchange Group Inc	7,500	243,269
Japan Tobacco Inc	26,900	957,323
JFE Holdings Inc	15,900	352,624
JGC Corp	7,000	132,111
JSR Corp	5,600	98,800
JTEKT Corp	9,200	174,016
JX Holdings Inc	67,700	292,985
K’s Holdings Corp	400	14,408
Kajima Corp	18,333	86,071
Kakaku.com Inc	4,800	69,672
Kaken Pharmaceutical Co Ltd	6,000	208,918
Kamigumi Co Ltd	2,000	18,741
Kaneka Corp	15,000	110,575
Kansai Paint Co Ltd	4,000	61,949
Kao Corp	14,500	673,955
Kawasaki Heavy Industries Ltd	47,000	219,093
Kawasaki Kisen Kaisha Ltd	54,000	127,420
KDDI Corp	43,500	1,046,169
Keihan Electric Railway Co Ltd	11,000	64,536
Keikyu Corp	8,000	60,352
Keio Corp	10,000	71,524
Keisei Electric Railway Co Ltd	6,000	71,324
Kewpie Corp	3,200	67,618
Keyence Corp	940	506,814
Kikkoman Corp	3,000	93,655
Kintetsu Group Holdings Co Ltd	31,000	105,545
Kirin Holdings Co Ltd	18,000	247,762
Kobayashi Pharmaceutical Co Ltd	700	47,552
Kobe Steel Ltd	216,000	363,279
Koito Manufacturing Co Ltd	2,000	77,947
Komatsu Ltd	31,500	631,252
Konami Corp	900	16,794
Konica Minolta Inc	19,200	224,721
Kubota Corp	17,000	269,442
Kubota Corp ADR	1,400	111,426
Kuraray Co Ltd	8,000	97,783
Kurita Water Industries Ltd	1,500	34,891
Kyocera Corp	6,500	337,753
Kyocera Corp ADR	1,346	70,046
Kyowa Hakko Kirin Co Ltd	4,000	52,280
Kyushu Electric Power Co Inc *	9,600	111,160
Lawson Inc	1,600	109,448
Leopalace21 Corp *	10,300	63,038
Lion Corp	7,000	55,999
LIXIL Group Corp	10,900	216,181
M3 Inc	4,700	94,397
Makita Corp	4,200	227,568
Makita Corp ADR	200	10,908
Marubeni Corp	60,800	348,346
Marui Group Co Ltd	4,800	64,806
Matsui Securities Co Ltd	3,100	27,208
Matsumotokiyoshi Holdings Co Ltd	2,800	129,140
Mazda Motor Corp	17,000	334,493
McDonald’s Holdings Co Japan Ltd	800	16,894
Medipal Holdings Corp	4,000	65,096
MEIJI Holdings Co Ltd	1,100	141,888
Minebea Co Ltd	11,000	181,377
Miraca Holdings Inc	1,600	79,723
MISUMI Group Inc	3,600	51,051
Mitsubishi Chemical Holdings Corp	81,200	509,256
Mitsubishi Corp	30,900	678,558
Mitsubishi Electric Corp	49,000	631,657

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-92

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Mitsubishi Estate Co Ltd	21,000	$451,148
Mitsubishi Gas Chemical Co Inc	35,000	195,902
Mitsubishi Heavy Industries Ltd	72,000	437,699
Mitsubishi Logistics Corp	3,000	39,388
Mitsubishi Materials Corp	56,000	214,895
Mitsubishi Motors Corp	36,300	308,904
Mitsubishi Tanabe Pharma Corp	3,100	46,373
Mitsubishi UFJ Financial Group Inc	224,200	1,604,358
Mitsubishi UFJ Financial Group Inc ADR	67,980	490,816
Mitsui & Co Ltd	32,500	440,745
Mitsui & Co Ltd ADR	300	81,525
Mitsui Chemicals Inc	46,000	170,561
Mitsui Engineering & Shipbuilding Co Ltd	46,000	79,633
Mitsui Fudosan Co Ltd	16,000	446,710
Mitsui Mining & Smelting Co Ltd	6,000	16,207
Mitsui OSK Lines Ltd	36,000	115,030
Mizuho Financial Group Inc	423,600	913,419
Mizuho Financial Group Inc ADR	78,132	339,093
MS&AD Insurance Group Holdings Inc	12,400	386,005
Murata Manufacturing Co Ltd	5,100	889,199
Nabtesco Corp	1,100	27,455
Nagase & Co Ltd	2,000	27,546
Nagoya Railroad Co Ltd	25,000	93,492
Nankai Electric Railway Co Ltd	21,000	94,156
NEC Corp	128,000	387,689
Nexon Co Ltd	3,300	45,362
NGK Insulators Ltd	4,000	103,033
NGK Spark Plug Co Ltd	6,000	166,017
NH Foods Ltd	7,000	159,344
NHK Spring Co Ltd	4,000	44,000
Nichirei Corp	9,000	62,498
Nidec Corp	2,600	195,017
Nidec Corp ADR	6,032	112,678
Nifco Inc	1,300	56,365
Nihon Kohden Corp	1,800	44,535
Nikon Corp	9,900	114,432
Nintendo Co Ltd	1,600	267,144
Nippo Corp	3,000	51,367
Nippon Electric Glass Co Ltd	10,000	50,573
Nippon Express Co Ltd	26,000	127,780
Nippon Kayaku Co Ltd	3,000	32,337
Nippon Paint Holdings Co Ltd	2,000	56,409
Nippon Paper Industries Co Ltd	2,200	38,555
Nippon Shokubai Co Ltd	5,000	68,362
Nippon Steel & Sumitomo Metal Corp	280,630	726,752
Nippon Telegraph & Telephone Corp	12,000	434,302
Nippon Telegraph & Telephone Corp ADR	4,100	148,789
Nippon Yusen KK	63,000	175,336
Nipro Corp	3,700	37,800
Nishi-Nippon Railroad Co Ltd	5,000	22,945
Nissan Chemical Industries Ltd	4,000	88,267
Nissan Motor Co Ltd	78,600	816,454
Nissan Shatai Co Ltd	3,000	40,956
Nisshin Seifun Group Inc	4,840	64,331
Nisshinbo Holdings Inc	4,000	44,709
Nissin Foods Holdings Co Ltd	1,000	43,852
Nitori Holdings Co Ltd	900	73,194
Nitto Denko Corp	3,600	295,636
NOK Corp	2,000	61,981
Nomura Holdings Inc	60,900	410,476
Nomura Holdings Inc ADR	19,971	135,004
Nomura Real Estate Holdings Inc	4,800	100,515
Nomura Research Institute Ltd	4,200	164,146
NSK Ltd	17,000	262,391
NTN Corp	35,000	219,995
NTT Data Corp	4,500	196,560
NTT DOCOMO Inc	32,300	618,029
NTT DOCOMO Inc ADR	11,400	218,082
NTT Urban Development Corp	4,100	40,771
Obayashi Corp	11,000	80,200

	Shares	Value
Obic Co Ltd	1,600	$71,381
Odakyu Electric Railway Co Ltd	10,000	93,337
Oji Holdings Corp	27,000	117,282
Oki Electric Industry Co Ltd	43,000	90,176
Olympus Corp	4,900	168,938
Omron Corp	6,900	299,688
Ono Pharmaceutical Co Ltd	800	87,247
Oracle Corp Japan	600	25,055
Oriental Land Co Ltd	5,200	331,806
Osaka Gas Co Ltd	33,000	130,226
Otsuka Corp	1,200	56,037
Otsuka Holdings Co Ltd	9,100	289,266
Panasonic Corp	41,000	561,784
Panasonic Corp ADR	13,000	178,360
Park24 Co Ltd	3,000	51,358
Pigeon Corp	2,100	66,057
Rakuten Inc	18,200	293,138
Rengo Co Ltd	6,000	24,957
Resona Holdings Inc	99,800	543,326
Resorttrust Inc	3,900	94,739
Ricoh Co Ltd	27,300	282,951
Rinnai Corp	500	39,568
Rohm Co Ltd	1,900	127,023
Rohto Pharmaceutical Co Ltd	4,000	66,035
Ryohin Keikaku Co Ltd	800	155,023
Sankyo Co Ltd	900	31,826
Sanrio Co Ltd	1,400	37,998
Santen Pharmaceutical Co Ltd	7,500	106,111
Sanwa Holdings Corp	11,200	94,153
Sapporo Holdings Ltd	19,000	70,608
Sawai Pharmaceutical Co Ltd	2,200	128,798
SBI Holdings Inc	10,920	150,262
SCSK Corp	2,100	63,991
Secom Co Ltd	5,400	350,283
Sega Sammy Holdings Inc	6,800	88,858
Seiko Epson Corp	9,000	159,436
Seino Holdings Co Ltd	3,000	33,568
Sekisui Chemical Co Ltd	15,000	183,661
Sekisui House Ltd	21,900	346,922
Seven & i Holdings Co Ltd	18,500	794,427
Seven Bank Ltd	18,900	87,331
Sharp Corp *	65,000	79,330
Shikoku Electric Power Co Inc	4,200	62,788
Shimadzu Corp	6,000	81,371
Shimamura Co Ltd	500	52,428
Shimano Inc	2,100	286,357
Shimizu Corp	20,000	168,363
Shin-Etsu Chemical Co Ltd	9,300	576,846
Shinsei Bank Ltd	52,000	104,624
Shionogi & Co Ltd	5,400	209,167
Shiseido Co Ltd	9,600	217,747
Showa Denko KK	126,000	166,638
Showa Shell Sekiyu KK	11,900	103,905
SKY Perfect JSAT Holdings Inc	10,600	56,792
SMC Corp	900	270,756
SoftBank Corp	24,400	1,436,025
Sojitz Corp	27,300	66,195
Sompo Japan Nipponkoa Holdings Inc	7,850	287,843
Sony Corp *	11,500	326,339
Sony Corp ADR *	23,760	674,546
Sony Financial Holdings Inc	3,700	64,810
Sotetsu Holdings Inc	8,000	41,680
Square Enix Holdings Co Ltd	1,700	37,614
Stanley Electric Co Ltd	4,000	83,526
Start Today Co Ltd	600	16,863
Sugi Holdings Co Ltd	1,100	56,136
Sumco Corp	4,900	61,322
Sumitomo Chemical Co Ltd	102,000	612,687
Sumitomo Corp	25,700	298,483
Sumitomo Dainippon Pharma Co Ltd	4,800	53,100

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-93

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PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Sumitomo Electric Industries Ltd	30,800	$477,095
Sumitomo Forestry Co Ltd	9,800	120,820
Sumitomo Heavy Industries Ltd	11,000	63,949
Sumitomo Metal Mining Co Ltd	26,000	395,355
Sumitomo Mitsui Financial Group Inc	32,200	1,430,789
Sumitomo Mitsui Financial Group Inc ADR	12,900	114,681
Sumitomo Mitsui Trust Holdings Inc	77,000	352,311
Sumitomo Realty & Development Co Ltd	7,000	245,360
Sumitomo Rubber Industries Ltd	7,100	109,822
Sundrug Co Ltd	1,000	59,372
Suntory Beverage & Food Ltd	4,600	184,943
Suruga Bank Ltd	4,000	85,765
Suzuken Co Ltd	3,800	121,427
Suzuki Motor Corp	8,200	276,782
Sysmex Corp	4,600	273,818
T&D Holdings Inc	17,500	260,684
Tadano Ltd	3,000	44,809
Taiheiyo Cement Corp	91,000	266,038
Taisei Corp	18,000	103,313
Taiyo Nippon Sanso Corp	10,000	120,929
Takara Holdings Inc	3,000	23,460
Takashimaya Co Ltd	18,000	163,128
Takeda Pharmaceutical Co Ltd	15,900	767,301
TDK Corp	3,500	269,395
Teijin Ltd	51,000	197,774
Terumo Corp	5,600	134,626
The 77 Bank Ltd	4,000	24,398
The Bank of Kyoto Ltd	16,000	183,329
The Bank of Yokohama Ltd	45,000	275,726
The Chiba Bank Ltd	21,000	159,949
The Chugoku Bank Ltd	4,000	63,059
The Chugoku Electric Power Co Inc	6,800	99,089
The Dai-ichi Life Insurance Co Ltd	22,100	434,024
The Gunma Bank Ltd	5,000	36,904
The Hachijuni Bank Ltd	8,000	60,347
The Hiroshima Bank Ltd	21,000	125,447
The Iyo Bank Ltd	5,000	61,384
The Japan Steel Works Ltd	8,000	33,049
The Joyo Bank Ltd	28,000	156,809
The Kansai Electric Power Co Inc *	13,400	148,115
The Keiyo Bank Ltd	2,000	10,514
The Nishi-Nippon City Bank Ltd	20,000	57,634
The Shiga Bank Ltd	2,000	10,781
The Shizuoka Bank Ltd	20,000	208,767
The Yokohama Rubber Co Ltd	4,000	80,279
THK Co Ltd	2,900	62,619
Tobu Railway Co Ltd	22,000	94,490
Toho Co Ltd	1,000	24,992
Toho Gas Co Ltd	8,000	47,359
Tohoku Electric Power Co Inc	8,600	116,317
Tokai Rika Co Ltd	1,400	34,886
Tokai Tokyo Financial Holdings Inc	9,000	65,450
Tokio Marine Holdings Inc	12,600	522,467
Tokyo Electric Power Co Inc *	26,300	143,226
Tokyo Electron Ltd	4,300	271,489
Tokyo Gas Co Ltd	64,000	339,568
Tokyo Tatemono Co Ltd	3,500	48,480
Tokyu Corp	23,000	153,993
Tokyu Fudosan Holdings Corp	10,000	77,391
TonenGeneral Sekiyu KK	4,000	37,306
Toppan Printing Co Ltd	17,000	142,121
Toray Industries Inc	38,000	320,842
Toshiba Corp	116,000	397,491
Toshiba TEC Corp	12,000	64,819
Tosoh Corp	25,000	155,076
TOTO Ltd	14,000	252,110
Toyo Seikan Group Holdings Ltd	3,100	49,643
Toyo Suisan Kaisha Ltd	1,000	36,381
Toyo Tire & Rubber Co Ltd	3,500	73,814
Toyoda Gosei Co Ltd	2,000	48,085

	Shares	Value
Toyota Boshoku Corp	6,900	$116,947
Toyota Motor Corp	38,360	2,565,563
Toyota Motor Corp ADR	18,708	2,502,195
Toyota Tsusho Corp	11,900	319,144
Trend Micro Inc	4,600	158,363
TS Tech Co Ltd	3,500	93,593
Tsumura & Co	1,500	32,239
Tsuruha Holdings Inc	1,100	85,591
Ube Industries Ltd	14,000	26,404
Unicharm Corp	13,200	313,635
UNY Group Holdings Co Ltd	5,200	33,529
Ushio Inc	900	11,714
USS Co Ltd	2,700	48,655
Wacoal Holdings Corp	3,000	35,057
West Japan Railway Co	4,400	281,517
Yahoo Japan Corp	35,000	141,108
Yakult Honsha Co Ltd	1,700	100,514
Yamada Denki Co Ltd	29,000	115,930
Yamaguchi Financial Group Inc	4,000	49,802
Yamaha Corp	4,600	92,740
Yamaha Motor Co Ltd	10,100	220,715
Yamato Holdings Co Ltd	10,300	198,709
Yamato Kogyo Co Ltd	1,300	30,305
Yamazaki Baking Co Ltd	5,000	83,195
Yaskawa Electric Corp	10,800	137,985
Yokogawa Electric Corp	3,800	48,825
Zeon Corp	4,000	36,915

		83,403,421

Jordan - 0.0%

Hikma Pharmaceuticals PLC	5,227	158,985

Luxembourg - 0.3%

ArcelorMittal	8,057	78,446
ArcelorMittal ‘NY’	24,092	234,174
L’Occitane International SA	7,500	21,373
Millicom International Cellular SA SDR	2,663	196,207
SES SA FDR ‘A’	9,038	303,263
Tenaris SA	6,200	83,691
Tenaris SA ADR	2,949	79,682

		996,836

Mexico - 0.0%

Fresnillo PLC	3,109	33,933

Netherlands - 2.9%

Aegon NV	21,230	155,878
Aegon NV ‘NY’	39,573	292,840
Akzo Nobel NV	11,887	868,543
ASML Holding NV	3,752	389,552
ASML Holding NV ‘NY’	3,036	316,139
Boskalis Westminster NV	3,870	189,981
Delta Lloyd NV	13,722	225,730
Fugro NV CVA *	1,119	24,492
Gemalto NV (AMS)	2,407	214,852
Heineken NV	5,384	409,896
ING Groep NV ADR	43,062	713,968
ING Groep NV CVA	46,574	772,280
Koninklijke Ahold NV	29,889	562,056
Koninklijke DSM NV	5,058	294,040
Koninklijke KPN NV	178,535	685,200
Koninklijke Philips NV	9,481	241,983
Koninklijke Philips NV ‘NY’	14,250	362,805
Koninklijke Vopak NV	2,445	123,609
Randstad Holding NV	5,170	337,998
Royal Dutch Shell PLC ‘A’ (LI)	1,924	54,092
Royal Dutch Shell PLC ‘A’ ADR	40,439	2,305,427
Royal Dutch Shell PLC ‘B’	5,785	164,517

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-94

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Royal Dutch Shell PLC ‘B’ ADR	21,904	$1,256,194
SBM Offshore NV *	56	664
TNT Express NV	4,920	41,712
Wolters Kluwer NV	12,192	363,499

		11,367,947

New Zealand - 0.1%

Auckland International Airport Ltd	33,907	113,310
Contact Energy Ltd	6,701	22,753
Fletcher Building Ltd (NZX)	30,481	168,053
Spark New Zealand Ltd (NZX)	69,177	130,933
Xero Ltd *	1,820	22,245

		457,294

Norway - 0.7%

Akastor ASA *	5,160	9,154
Aker Solutions ASA	5,160	28,924
DNB ASA	20,890	348,035
DNO ASA *	11,238	14,828
Fred Olsen Energy ASA *	553	3,851
Gjensidige Forsikring ASA	3,349	53,935
Leroy Seafood Group ASA	1,500	48,954
Marine Harvest ASA	6,125	70,147
Norsk Hydro ASA	36,280	152,887
Orkla ASA	14,967	117,550
Petroleum Geo-Services ASA	11,549	62,073
Prosafe SE	2,381	8,253
Schibsted ASA ‘A’	1,909	59,233
Schibsted ASA ‘B’ *	1,909	57,705
Seadrill Ltd (NYSE)	10,016	103,565
Seadrill Ltd (XOSL)	5,495	57,138
SpareBank 1 SR-Bank ASA	1,034	6,894
Statoil ASA	36,659	654,431
Storebrand ASA *	17,962	73,995
Telenor ASA	21,060	461,905
TGS Nopec Geophysical Co ASA	3,566	83,240
Yara International ASA	3,056	159,439

		2,636,136

Portugal - 0.1%

Banco Comercial Portugues SA *	1,518,288	131,841
Banco Espirito Santo SA * +	61,212	-
EDP - Energias de Portugal SA	64,252	243,804
Galp Energia SGPS SA	12,671	148,483
Jeronimo Martins SGPS SA	4,083	52,440

		576,568

Singapore - 1.2%

CapitaLand Ltd	46,000	119,401
City Developments Ltd	11,000	79,614
ComfortDelGro Corp Ltd	125,031	290,580
DBS Group Holdings Ltd	40,308	618,484
Ezion Holdings Ltd	34,800	26,351
First Resources Ltd	27,000	40,895
Genting Singapore PLC	129,000	85,652
Global Logistic Properties Ltd	76,000	142,501
Golden Agri-Resources Ltd	342,000	104,056
Great Eastern Holdings Ltd	2,000	36,402
Hutchison Port Holdings Trust	211,000	132,837
Jardine Cycle & Carriage Ltd	2,000	49,085
Keppel Corp Ltd	30,800	187,712
M1 Ltd	17,000	40,890
Olam International Ltd	8,200	11,446
Oversea-Chinese Banking Corp Ltd	99,855	753,941
SATS Ltd	8,000	21,917
Sembcorp Industries Ltd	32,000	92,384
Sembcorp Marine Ltd	91,300	192,406
Singapore Airlines Ltd	11,000	87,703
Singapore Exchange Ltd	20,000	115,858
Singapore Post Ltd	34,000	47,838

	Shares	Value
Singapore Press Holdings Ltd	28,000	$84,757
Singapore Technologies Engineering Ltd	49,400	120,924
Singapore Telecommunications Ltd	196,000	609,383
SMRT Corp Ltd	24,000	27,431
StarHub Ltd	8,000	23,429
United Industrial Corp Ltd	9,000	22,620
United Overseas Bank Ltd	25,083	429,179
UOL Group Ltd	14,000	71,837
Venture Corp Ltd	11,100	63,600
Wilmar International Ltd	49,000	119,199

		4,850,312

South Africa - 0.1%

Investec PLC	13,065	117,328
Mondi PLC	11,390	245,007

		362,335

Spain - 2.9%

Abengoa SA ‘B’	10,114	31,837
Abertis Infraestructuras SA	12,860	210,721
Acciona SA *	1,020	76,949
ACS Actividades de Construccion y Servicios SA	5,194	167,588
Amadeus IT Holding SA ‘A’	10,541	419,692
Banco Bilbao Vizcaya Argentaria SA	127,548	1,254,685
Banco Bilbao Vizcaya Argentaria SA ADR	7,831	77,292
Banco de Sabadell SA *	181,940	438,875
Banco Popular Espanol SA	68,855	335,003
Banco Santander SA	303,822	2,120,922
Banco Santander SA ADR	754	5,286
Bankia SA *	80,672	102,610
Bankinter SA	17,392	128,941
CaixaBank SA	51,558	239,651
Distribuidora Internacional de Alimentacion SA	11,300	86,507
EDP Renovaveis SA	8,119	57,440
Enagas SA	6,426	175,154
Ferrovial SA	7,682	167,010
Gas Natural SDG SA	11,398	259,063
Grifols SA	2,817	113,782
Iberdrola SA	148,198	1,001,061
Inditex SA	24,497	798,868
Mapfre SA	66,406	229,242
Mediaset Espana Comunicacion SA	4,450	58,271
Prosegur Cia de Seguridad SA	6,890	37,864
Red Electrica Corp SA	3,294	264,580
Repsol SA	25,313	445,598
Repsol SA ADR	5,654	99,510
Telefonica SA	95,536	1,361,533
Telefonica SA ADR	29,191	414,512
Zardoya Otis SA	4,529	49,288

		11,229,335

Sweden - 2.8%

Alfa Laval AB	9,271	162,977
Assa Abloy AB ‘B’	26,097	491,424
Atlas Copco AB ‘A’	18,124	506,480
Atlas Copco AB ‘B’	10,372	257,996
Axfood AB	5,116	81,626
BillerudKorsnas AB	5,024	78,969
Boliden AB	12,361	225,080
Electrolux AB ‘B’	8,835	276,442
Elekta AB ‘B’	7,108	44,574
Getinge AB ‘B’	8,418	202,497
Hennes & Mauritz AB ‘B’	25,568	982,945
Hexagon AB ‘B’	4,401	159,336
Hexpol AB	12,170	125,316
Holmen AB ‘B’	2,328	67,932
Husqvarna AB ‘B’	15,764	118,708
ICA Gruppen AB	2,496	88,502

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-95

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Lundin Petroleum AB *	2,058	$35,240
Meda AB ‘A’	10,073	140,098
Modern Times Group MTG AB ‘B’	574	15,389
NCC AB ‘B’	4,516	137,734
Nibe Industrier AB ‘B’	1,681	45,605
Nordea Bank AB	76,244	949,363
Ratos AB ‘B’	1,948	12,558
Saab AB ‘B’	2,243	54,769
Sandvik AB	33,502	369,878
Securitas AB ‘B’	14,287	188,753
Skandinaviska Enskilda Banken AB ‘A’	44,662	570,432
Skanska AB ‘B’	11,694	236,992
SKF AB ‘B’	13,434	306,208
SSAB AB ‘A’ *	3,075	16,041
SSAB AB ‘B’ *	9,660	43,116
Svenska Cellulosa AB SCA ‘A’	303	7,727
Svenska Cellulosa AB SCA ‘B’	22,855	581,013
Svenska Handelsbanken AB ‘A’	33,597	489,690
Swedbank AB ‘A’	20,327	473,449
Swedish Match AB	5,904	167,718
Tele2 AB ‘B’	14,908	173,055
Telefonaktiebolaget LM Ericsson ‘A’	2,470	24,127
Telefonaktiebolaget LM Ericsson ‘B’	46,910	485,590
Telefonaktiebolaget LM Ericsson ADR	10,502	109,641
TeliaSonera AB	76,491	449,991
Trelleborg AB ‘B’	7,998	147,761
Volvo AB ‘A’	6,806	84,295
Volvo AB ‘B’	37,933	470,254
Wallenstam AB ‘B’	6,400	45,472

		10,702,763

Switzerland - 8.6%

ABB Ltd	34,624	725,520
ABB Ltd ADR	29,541	616,816
Actelion Ltd	2,757	404,296
Adecco SA	9,605	781,350
Aryzta AG	3,317	163,635
Baloise Holding AG	1,777	216,538
Banque Cantonale Vaudoise	95	58,844
Barry Callebaut AG	39	44,352
Chocoladefabriken Lindt & Sprungli AG - Registered	2	124,935
Cie Financiere Richemont SA	17,957	1,463,749
Clariant AG	18,493	378,533
Coca-Cola HBC AG	5,925	127,180
Credit Suisse Group AG	31,659	869,909
Credit Suisse Group AG ADR	7,152	197,395
DKSH Holding AG	1,344	97,110
Dufry AG *	959	133,369
EMS-Chemie Holding AG	226	95,270
Galenica AG	176	183,772
Geberit AG	977	326,215
Givaudan SA	287	497,364
Glencore PLC	221,263	888,230
Holcim Ltd	8,171	604,050
Julius Baer Group Ltd	7,214	405,275
Kuehne + Nagel International AG	1,712	227,410
Lonza Group AG	2,398	321,050
Nestle SA	69,697	5,038,085
Novartis AG	38,455	3,798,309
Novartis AG ADR	15,494	1,523,680
OC Oerlikon Corp AG	7,159	87,595
Partners Group Holding AG	434	129,590
PSP Swiss Property AG	103	8,801
Roche Holding AG (XSWX)	754	205,895
Roche Holding AG (XVTX)	17,995	5,052,159
Schindler Holding AG	830	135,446
SGS SA	138	252,082
Sika AG	90	317,177
Sonova Holding AG	867	117,361

	Shares	Value
STMicroelectronics NV	22,481	$184,034
STMicroelectronics NV ‘NY’	2,700	21,924
Sulzer AG	437	44,859
Swiss Life Holding AG	992	227,473
Swiss Re AG	10,876	962,012
Swisscom AG	732	409,984
Syngenta AG	1,540	631,060
Syngenta AG ADR	8,248	673,119
The Swatch Group AG	1,045	407,550
The Swatch Group AG - Registered	2,304	172,593
UBS Group AG (NYSE)	35,705	756,946
UBS Group AG (XVTX)	39,086	828,747
Zurich Insurance Group AG	5,261	1,603,630

		33,542,278

United Arab Emirates - 0.0%

Dragon Oil PLC	2,170	25,003

United Kingdom - 16.3%

Aberdeen Asset Management PLC	26,598	168,671
Admiral Group PLC	5,702	124,140
Aggreko PLC	10,396	234,866
Amec Foster Wheeler PLC	10,574	135,714
Anglo American PLC	51,207	739,897
ARM Holdings PLC	1,325	21,684
ARM Holdings PLC ADR	10,065	495,903
Ashmore Group PLC	1,763	8,004
Ashtead Group PLC	21,890	378,561
Associated British Foods PLC	7,311	330,284
AstraZeneca PLC ADR	31,457	2,004,125
Aviva PLC	74,994	581,272
Aviva PLC ADR	9,770	152,119
Babcock International Group PLC	18,717	317,324
BAE Systems PLC	106,196	753,687
Barclays PLC	41,798	170,932
Barclays PLC ADR	89,899	1,477,940
Barratt Developments PLC	29,077	280,616
Berkeley Group Holdings PLC	3,640	191,610
BG Group PLC	80,548	1,340,367
BP PLC ADR	71,664	2,863,693
British American Tobacco PLC	21,380	1,149,028
British American Tobacco PLC ADR	14,991	1,622,776
BT Group PLC	157,800	1,117,561
BT Group PLC ADR	3,807	269,878
Bunzl PLC	7,783	212,779
Burberry Group PLC	12,130	299,838
Capita PLC	18,458	359,532
Centrica PLC	174,716	725,356
CNH Industrial NV	23,287	212,219
Cobham PLC	46,262	191,049
Compass Group PLC	43,350	718,083
Croda International PLC	3,765	162,701
Daily Mail & General Trust PLC ‘A’	9,002	131,232
Diageo PLC ADR	14,758	1,712,518
Direct Line Insurance Group	54,499	287,809
Dixons Carphone PLC	40,603	289,103
easyJet PLC	3,554	86,253
Fiat Chrysler Automobiles NV *	21,848	319,740
G4S PLC	60,220	253,957
GKN PLC	67,990	356,973
GlaxoSmithKline PLC	1,836	38,218
GlaxoSmithKline PLC ADR	63,056	2,626,282
Hargreaves Lansdown PLC	5,034	91,127
HSBC Holdings PLC (LI)	23,146	207,221
HSBC Holdings PLC ADR	77,880	3,489,803
IMI PLC	5,074	89,631
Imperial Tobacco Group PLC	24,002	1,158,767
Inchcape PLC	11,684	148,693
Informa PLC	23,909	205,517

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-96

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Inmarsat PLC	18,014	$258,815
InterContinental Hotels Group PLC	2,669	107,677
InterContinental Hotels Group PLC ADR	4,643	187,856
International Consolidated Airlines Group SA *	30,860	239,672
Intertek Group PLC	5,427	208,738
ITV PLC	101,592	419,771
J Sainsbury PLC	74,523	310,555
John Wood Group PLC	6,020	60,922
Johnson Matthey PLC	8,010	382,358
KAZ Minerals PLC *	736	2,353
Kingfisher PLC	56,323	306,831
Legal & General Group PLC	204,902	800,646
Liberty Global PLC ‘A’ *	512	27,684
Liberty Global PLC ‘C’ *	1,264	63,996
Lloyds Banking Group PLC	710,710	954,051
Lloyds Banking Group PLC ADR	132,093	717,265
London Stock Exchange Group PLC	6,199	231,255
Lonmin PLC *	2,118	3,730
Marks & Spencer Group PLC	53,074	447,556
Meggitt PLC	32,514	238,548
Melrose Industries PLC	17,913	69,617
Merlin Entertainments PLC ~	15,578	104,457
National Grid PLC	33,955	436,642
National Grid PLC ADR	9,051	584,423
Next PLC	4,631	542,589
Old Mutual PLC (LON)	126,044	398,674
Pearson PLC	4,231	80,180
Pearson PLC ADR	19,396	367,748
Pennon Group PLC	12,579	160,111
Persimmon PLC *	8,557	265,932
Petrofac Ltd	8,521	124,015
Provident Financial PLC	1,063	48,854
Prudential PLC	10,345	249,631
Prudential PLC ADR	22,038	1,070,165
Randgold Resources Ltd	1,832	122,916
Reckitt Benckiser Group PLC	15,158	1,308,857
Reed Elsevier NV	18,036	429,092
Reed Elsevier NV ADR	1,235	57,860
Reed Elsevier PLC	4,850	78,968
Reed Elsevier PLC ADR	9,022	586,430
Rexam PLC	27,859	241,771
Rio Tinto Ltd	13,947	575,122
Rio Tinto PLC	309	12,709
Rio Tinto PLC ADR	35,633	1,468,436
Rolls-Royce Holdings PLC *	66,087	904,571
Royal Bank of Scotland Group PLC *	16,107	88,998
Royal Bank of Scotland Group PLC ADR *	25,508	282,374
Royal Mail PLC	36,095	291,634
RSA Insurance Group PLC	23,142	144,304
SABMiller PLC	18,072	936,916
Schroders PLC	3,090	154,082
Schroders PLC NVDR	1,511	57,751
Serco Group PLC	5,706	10,565
Severn Trent PLC	6,933	226,525
Sky PLC	23,176	378,036
Sky PLC ADR	1,754	114,887
Smith & Nephew PLC ADR	8,397	285,078
Smiths Group PLC	15,558	275,724
Sports Direct International PLC *	8,054	90,824
SSE PLC	33,133	800,860
St James’s Place PLC	18,966	269,833
Standard Chartered PLC	64,064	1,024,818
Standard Life PLC	60,963	424,877
Subsea 7 SA *	10,417	101,866
Tate & Lyle PLC	16,806	137,118
Taylor Wimpey PLC	84,879	247,556
Tesco PLC	250,193	835,027
The Sage Group PLC	45,219	364,075
The Weir Group PLC	7,854	209,215

	Shares	Value
Travis Perkins PLC	5,133	$170,056
Tullow Oil PLC	20,134	107,385
Unilever NV ‘NY’	29,426	1,231,184
Unilever NV CVA	15,780	659,518
Unilever PLC	2,665	114,556
Unilever PLC ADR	30,143	1,294,943
United Utilities Group PLC	16,403	229,820
Vodafone Group PLC	251,005	915,299
Vodafone Group PLC ADR	35,218	1,283,696
Whitbread PLC	5,541	431,106
William Hill PLC	29,567	187,516
WM Morrison Supermarkets PLC	79,598	225,959
Wolseley PLC	7,236	461,438
WPP PLC	13,436	301,484
WPP PLC ADR	4,705	530,348

		63,462,353

United States - 0.8%

Carnival PLC	1,157	59,178
Carnival PLC ADR	3,509	179,942
Catamaran Corp (NASDAQ) *	898	54,850
Catamaran Corp (TSE) *	4,900	299,453
QIAGEN NV (XETR) *	4,796	118,199
Samsonite International SA	57,000	197,341
Thomson Reuters Corp (NYSE)	3,269	124,451
Thomson Reuters Corp (TSE)	5,700	217,047
Valeant Pharmaceuticals International Inc (NYSE) *	3,113	691,553
Valeant Pharmaceuticals International Inc (TSE) *	4,900	1,086,984

		3,028,998

Total Common Stocks (Cost $354,058,121)		382,140,141

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $3,109,866; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $3,173,038)	$3,109,866	3,109,866

Total Short-Term Investment (Cost $3,109,866)		3,109,866

TOTAL INVESTMENTS - 99.8% (Cost $359,860,025)		387,784,078

OTHER ASSETS & LIABILITIES, NET - 0.2%		725,698

NET ASSETS - 100.0%		$388,509,776

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-97

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	22.7%
Consumer Discretionary	14.1%
Industrials	13.3%
Health Care	10.1%
Consumer Staples	10.0%
Materials	9.5%
Energy	6.7%
Telecommunication Services	4.7%
Information Technology	4.5%
Utilities	3.4%
Others (each less than 3.0%)	0.8%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of June 30, 2015, the portfolio’s composition by country of risk as a percentage of net assets was as follows (See Note 4 in Notes to Financial Statements):

Japan	21.5%
United Kingdom	16.3%
Switzerland	8.6%
France	8.2%
Canada	8.0%
Germany	7.8%
Australia	6.1%
Others (each less than 3.0%)	23.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-98

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Canada	$140	$140	$-	$-
	Singapore	1,172	-	1,172	-
	Spain	23,854	13,309	10,545	-

		25,166	13,449	11,717	-

	Preferred Stocks (1)	2,508,905	-	2,508,905	-
	Common Stocks
	Australia	23,596,750	2,752,452	20,844,298	-
	Austria	980,621	-	980,621	-
	Belgium	5,251,937	1,398,892	3,853,045	-
	Bermuda	39,031	39,031	-	-
	Canada	31,046,915	31,046,915	-	-
	Chile	253,537	-	253,537	-
	China	104,917	-	104,917	-
	Colombia	49,276	49,276	-	-
	Denmark	6,364,475	1,161,733	5,202,742	-
	Finland	3,722,507	90,119	3,632,388	-
	France	31,786,907	620,445	31,166,462	-
	Germany	28,081,741	1,506,380	26,575,361	-
	Hong Kong	11,234,347	590,594	10,643,753	-
	India	11,691	-	11,691	-
	Ireland	3,848,463	1,502,542	2,345,921	-
	Israel	2,217,967	1,301,369	916,598	-
	Italy	6,714,562	326,070	6,388,492	-
	Japan	83,403,421	6,073,778	77,329,643	-
	Jordan	158,985	-	158,985	-
	Luxembourg	996,836	313,856	682,980	-
	Mexico	33,933	-	33,933	-
	Netherlands	11,367,947	5,247,373	6,120,574	-
	New Zealand	457,294	-	457,294	-
	Norway	2,636,136	161,270	2,474,866	-
	Portugal	576,568	-	576,568	-
	Singapore	4,850,312	-	4,850,312	-
	South Africa	362,335	-	362,335	-
	Spain	11,229,335	596,600	10,632,735	-
	Sweden	10,702,763	109,641	10,593,122	-
	Switzerland	33,542,278	3,789,880	29,752,398	-
	United Arab Emirates	25,003	-	25,003	-
	United Kingdom	63,462,353	26,869,410	36,592,943	-
	United States	3,028,998	2,654,280	374,718	-

		382,140,141	88,201,906	293,938,235	-

	Short-Term Investment	3,109,866	-	3,109,866	-

	Total	$387,784,078	$88,215,355	$299,568,723	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-100

A-99

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2015 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2015.
Y	Investments were in default as of June 30, 2015.
±	The security is a perpetual bond and has no definite maturity date.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for future contracts as of June 30, 2015.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the portfolio as of June 30, 2015 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Other Abbreviations:
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
‘NY’	New York Shares
NVDR	Non-Voting Depositary Receipt
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Note:

The countries listed in the Schedule of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks — Foreign and Emerging Markets Investments).

See Notes to Financial Statements

A-100

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2015 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
ASSETS
Investments, at value	$165,306,445	$826,046,753	$129,229,736	$404,097,743	$480,774,710	$112,126,729
Repurchase agreements, at value	-	-	-	14,796,088	15,071,522	3,923,666
Cash (1)	-	-	268,320	485	2,821	168,300
Receivables:
Dividends and interest	1,230,181	4,514,213	2,148,625	359,863	716,044	44,002
Fund shares sold	190,091	271,661	-	71,466	-	-
Securities sold	858,290	74,846	1,328,644	55,166,503	67,185,158	24,174,097
Variation margin	-	-	-	30,250	31,590	16,170
Prepaid expenses and other assets	522	2,628	578	1,980	2,423	465
Total Assets	167,585,529	830,910,101	132,975,903	474,524,378	563,784,268	140,453,429
LIABILITIES
Payables:
Fund shares redeemed	241	1,204	161	294	348	54
Securities purchased	3,682,275	29,961,279	1,889,026	56,120,198	66,274,024	24,196,012
Accrued advisory fees	23,076	92,812	27,119	46,760	54,926	13,479
Accrued support service expenses	1,843	9,009	1,439	4,940	5,956	1,165
Accrued custodian, and portfolio accounting and tax fees	14,029	66,594	29,024	13,127	14,842	7,845
Accrued shareholder report expenses	2,718	16,131	3,246	8,320	10,128	1,924
Accrued trustees’ fees and expenses and deferred compensation	787	4,568	954	2,457	2,949	566
Accrued offering expenses	1,393	-	-	-	-	-
Accrued other	3,292	11,247	3,799	7,105	8,423	2,718
Total Liabilities	3,729,654	30,162,844	1,954,768	56,203,201	66,371,596	24,223,763
NET ASSETS	$163,855,875	$800,747,257	$131,021,135	$418,321,177	$497,412,672	$116,229,666
NET ASSETS CONSIST OF:
Paid-in capital	$162,856,047	$762,909,428	$112,931,100	$272,546,266	$346,059,573	$79,833,636
Undistributed/accumulated earnings (deficit)	999,828	37,837,829	18,090,035	145,774,911	151,353,099	36,396,030
NET ASSETS	$163,855,875	$800,747,257	$131,021,135	$418,321,177	$497,412,672	$116,229,666
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	16,275,995	69,597,592	10,004,491	16,880,986	21,990,882	4,865,741
Net Asset Value Per Share	$10.07	$11.51	$13.10	$24.78	$22.62	$23.89

Investments, at cost	$165,742,477	$822,051,214	$132,386,147	$302,949,289	$418,773,190	$92,582,353
Repurchase agreements, at cost	-	-	-	14,796,088	15,071,522	3,923,666

(1)	Includes cash collateral segregated for open futures contracts in the PD Small-Cap Growth Index Portfolio of $168,300.

See Notes to Financial Statements

B-1

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2015 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
ASSETS
Investments, at value	$140,331,919	$110,622,750	$384,674,212
Repurchase agreements, at value	7,585,335	1,401,684	3,109,866
Cash (1)	321,646	1,386	3,187
Foreign currency held, at value	-	268,741	340,259
Receivables:
Dividends and interest	269,278	489,751	1,651,254
Fund shares sold	47,560	205,688	278,470
Securities sold	26,384,595	-	9,004
Variation margin	30,870	-	-
Prepaid expenses and other assets	696	595	5,930
Total Assets	174,971,899	112,990,595	390,072,182
LIABILITIES
Payables:
Fund shares redeemed	80	54	241
Securities purchased	26,665,483	565,999	1,449,608
Accrued advisory fees	17,208	41,692	68,752
Accrued support service expenses	1,691	1,388	4,551
Accrued custodian, and portfolio accounting and tax fees	8,962	24,434	22,244
Accrued shareholder report expenses	2,872	2,512	7,687
Accrued trustees’ fees and expenses and deferred compensation	832	726	2,301
Accrued foreign capital gains tax	-	73,195	-
Accrued other	3,369	2,908	7,022
Other liabilities	-	500	-
Total Liabilities	26,700,497	713,408	1,562,406
NET ASSETS	$148,271,402	$112,277,187	$388,509,776
NET ASSETS CONSIST OF:
Paid-in capital	$113,058,404	$106,794,254	$334,228,319
Undistributed/accumulated earnings (deficit)	35,212,998	5,482,933	54,281,457
NET ASSETS	$148,271,402	$112,277,187	$388,509,776
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	7,520,183	7,655,143	23,932,909
Net Asset Value Per Share	$19.72	$14.67	$16.23

Investments, at cost	$131,522,657	$112,647,636	$356,750,159
Repurchase agreements, at cost	7,585,335	1,401,684	3,109,866
Foreign currency held, at cost	-	269,110	341,262

(1)	Includes cash collateral segregated for open futures contracts in the PD Small-Cap Value Index Portfolio of $321,300.

See Notes to Financial Statements

B-2

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$250	$6,121	$376	$3,155,518	$5,696,867	$373,087
Interest, net of foreign taxes withheld	1,005,106	8,594,144	4,299,407	-	-	-
Total Investment Income	1,005,356	8,600,265	4,299,783	3,155,518	5,696,867	373,087

EXPENSES
Advisory fees	135,595	543,454	170,571	273,265	323,473	70,222
Support services expenses	3,448	16,943	3,089	9,159	11,059	2,152
Custodian fees and expenses	1,132	22,021	1,522	7,594	7,496	5,290
Portfolio accounting and tax fees	32,489	119,489	61,025	19,614	22,961	11,426
Shareholder report expenses	1,637	8,914	1,649	4,703	5,694	1,101
Legal and audit fees	2,200	11,433	2,526	6,165	7,436	1,432
Trustees’ fees and expenses	1,008	5,092	1,041	2,751	3,318	643
Transfer agency fees and expenses	2,890	2,896	2,949	2,750	2,945	2,618
Interest expense	3	2	138	48	46	94
Offering expenses	647	-	-	-	-	-
Other	784	4,406	892	3,435	4,187	808
Total Expenses	181,833	734,650	245,402	329,484	388,615	95,786
NET INVESTMENT INCOME (LOSS)	823,523	7,865,615	4,054,381	2,826,034	5,308,252	277,301

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(92,190)	142,559	(362,101)	10,960,502	28,336,758	5,309,916
Futures contract transactions	-	-	-	887,723	695,707	312,965
Net Realized Gain (Loss)	(92,190)	142,559	(362,101)	11,848,225	29,032,465	5,622,881

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	176,128	(10,652,689)	36,115	369,004	(37,009,044)	2,251,423
Futures contracts	-	-	-	(320,144)	(535,784)	(153,696)
Change in Net Unrealized Appreciation (Depreciation)	176,128	(10,652,689)	36,115	48,860	(37,544,828)	2,097,727
NET GAIN (LOSS)	83,938	(10,510,130)	(325,986)	11,897,085	(8,512,363)	7,720,608
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$907,461	($2,644,515)	$3,728,395	$14,723,119	($3,204,111)	$7,997,909

Foreign taxes withheld on dividends and interest	$172	$264	$-	$1,376	$3,411	$141

See Notes to Financial Statements

B-3

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,454,182	$1,419,175	$7,101,189
Interest, net of foreign taxes withheld	-	180	-
Other	-	-	4,660
Total Investment Income	1,454,182	1,419,355	7,105,849

EXPENSES
Advisory fees	98,582	260,207	403,161
Support services expenses	3,156	2,633	8,452
Custodian fees and expenses	4,434	37,906	21,548
Portfolio accounting and tax fees	14,133	17,280	26,404
Shareholder report expenses	1,620	1,377	4,344
Legal and audit fees	2,109	1,812	5,710
Trustees’ fees and expenses	940	800	2,541
Transfer agency fees and expenses	2,737	2,836	3,029
Interest expense	38	126	1,472
Other	1,196	1,069	3,207
Total Expenses	128,945	326,046	479,868
NET INVESTMENT INCOME (LOSS)	1,325,237	1,093,309	6,625,981

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (1)	6,271,925	879,941	1,597,929
Futures contract transactions	431,193	438,792	-
Foreign currency transactions	(7)	(11,366)	33,130
Net Realized Gain (Loss)	6,703,111	1,307,367	1,631,059

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (2)	(6,688,611)	(1,011,903)	10,905,951
Futures contracts	(248,251)	-	-
Foreign currencies	13	149	(13,511)
Change in Net Unrealized Appreciation (Depreciation)	(6,936,849)	(1,011,754)	10,892,440
NET GAIN (LOSS)	(233,738)	295,613	12,523,499
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,091,499	$1,388,922	$19,149,480

Foreign taxes withheld on dividends and interest	$947	$186,147	$766,192

(1)	Net realized gain (loss) on investment security transactions for the PD Emerging Markets Portfolio is net of foreign capital gains tax withheld of $2.
(2)	Change in net unrealized appreciation (depreciation) on investment securities for the PD Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $37,656.

See Notes to Financial Statements

B-4

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2015 (1)	Year/Period Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014	Period Ended June 30, 2015 (1)	Year Ended December 31, 2014
	PD 1-3 Year Corporate Bond Portfolio (2)		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
OPERATIONS
Net investment income (loss)	$823,523	$699,977	$7,865,615	$14,139,465	$4,054,381	$8,460,807
Net realized gain (loss)	(92,190)	4,550	142,559	3,230,234	(362,101)	613,058
Change in net unrealized appreciation (depreciation)	176,128	(612,160)	(10,652,689)	22,000,306	36,115	(6,457,584)
Net Increase (Decrease) in Net Assets Resulting from Operations	907,461	92,367	(2,644,515)	39,370,005	3,728,395	2,616,281

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	19,839,039	152,501,560	74,298,708	183,511,924	14,023,852	31,053,156
Cost of shares repurchased	(7,904,102)	(1,580,450)	(14,116,649)	(133,064,074)	(51,671,963)	(1,294,353)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	11,934,937	150,921,110	60,182,059	50,447,850	(37,648,111)	29,758,803
NET INCREASE (DECREASE) IN NET ASSETS	12,842,398	151,013,477	57,537,544	89,817,855	(33,919,716)	32,375,084

NET ASSETS
Beginning of Year or Period	151,013,477	-	743,209,713	653,391,858	164,940,851	132,565,767
End of Year or Period	$163,855,875	$151,013,477	$800,747,257	$743,209,713	$131,021,135	$164,940,851

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
OPERATIONS
Net investment income (loss)	$2,826,034	$4,828,664	$5,308,252	$8,905,119	$277,301	$385,490
Net realized gain (loss)	11,848,225	13,113,135	29,032,465	22,426,758	5,622,881	5,869,758
Change in net unrealized appreciation (depreciation)	48,860	24,731,704	(37,544,828)	21,076,456	2,097,727	(717,237)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,723,119	42,673,503	(3,204,111)	52,408,333	7,997,909	5,538,011

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	28,379,344	54,107,857	47,507,358	64,366,633	19,971,616	19,849,218
Cost of shares repurchased	(8,106,639)	(6,028,805)	(21,411,226)	(7,072,753)	(3,064,871)	(1,676,010)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	20,272,705	48,079,052	26,096,132	57,293,880	16,906,745	18,173,208
NET INCREASE (DECREASE) IN NET ASSETS	34,995,824	90,752,555	22,892,021	109,702,213	24,904,654	23,711,219

NET ASSETS
Beginning of Year or Period	383,325,353	292,572,798	474,520,651	364,818,438	91,325,012	67,613,793
End of Year or Period	$418,321,177	$383,325,353	$497,412,672	$474,520,651	$116,229,666	$91,325,012

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$1,325,237	$2,252,215	$1,093,309	$1,967,021	$6,625,981	$9,505,967
Net realized gain (loss)	6,703,111	7,619,928	1,307,367	2,519,998	1,631,059	3,319,408
Change in net unrealized appreciation (depreciation)	(6,936,849)	(4,122,349)	(1,011,754)	(6,200,840)	10,892,440	(32,387,408)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,091,499	5,749,794	1,388,922	(1,713,821)	19,149,480	(19,562,033)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	10,890,555	32,818,560	17,289,729	28,161,697	41,324,035	101,671,503
Cost of shares repurchased	(2,056,377)	(2,309,804)	(21,851,398)	(1,714,868)	(20,390,023)	(5,772,352)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	8,834,178	30,508,756	(4,561,669)	26,446,829	20,934,012	95,899,151
NET INCREASE (DECREASE) IN NET ASSETS	9,925,677	36,258,550	(3,172,747)	24,733,008	40,083,492	76,337,118

NET ASSETS
Beginning of Year or Period	138,345,725	102,087,175	115,449,934	90,716,926	348,426,284	272,089,166
End of Year or Period	$148,271,402	$138,345,725	$112,277,187	$115,449,934	$388,509,776	$348,426,284

(1)	Unaudited.
(2)	Operations commenced on April 30, 2014.

See Notes to Financial Statements

B-5

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD 1-3 Year Corporate Bond
2015 (6)	$10.01	$0.05	$0.01	$0.06	$–	$–	$–	$10.07	0.24%	0.24%	1.06%	0.59%	$163,856	30%
2014 (7)	10.00	0.05	(0.04)	0.01	–	–	–	10.01	0.24%	0.24%	0.75%	0.08%	151,013	21%
PD Aggregate Bond Index
2015 (6)	$11.54	$0.12	($0.15)	($0.03)	$–	$–	$–	$11.51	0.19%	0.19%	2.05%	(0.26%)	$800,747	34%
2014	10.89	0.23	0.42	0.65	–	–	–	11.54	0.20%	0.20%	2.06%	5.90%	743,210	71%
2013	11.16	0.19	(0.46)	(0.27)	–	–	–	10.89	0.20%	0.20%	1.75%	(2.43%)	653,392	61%
2012	10.92	0.22	0.20	0.42	(0.17)	(0.01)	(0.18)	11.16	0.21%	0.17%	1.97%	3.94%	409,461	72%
2011	10.59	0.30	0.50	0.80	(0.42)	(0.05)	(0.47)	10.92	0.24%	0.17%	2.78%	7.65%	210,305	115%
2010	10.23	0.31	0.33	0.64	(0.27)	(0.01)	(0.28)	10.59	0.28%	0.17%	2.88%	6.23%	163,942	149%
PD High Yield Bond Market
2015 (6)	$12.81	$0.37	($0.08)	$0.29	$–	$–	$–	$13.10	0.35%	0.35%	5.75%	2.26%	$131,021	25%
2014	12.53	0.73	(0.45)	0.28	–	–	–	12.81	0.33%	0.33%	5.63%	2.19%	164,941	11%
2013	11.74	0.74	0.05	0.79	–	–	–	12.53	0.37%	0.36%	6.14%	6.73%	132,566	54%
2012	10.96	0.81	0.80	1.61	(0.76)	(0.07)	(0.83)	11.74	0.39%	0.34%	6.90%	14.91%	109,846	38%
2011	11.42	0.84	(0.26)	0.58	(0.87)	(0.17)	(1.04)	10.96	0.45%	0.34%	7.23%	5.03%	78,287	45%
2010	11.30	1.00	0.43	1.43	(1.02)	(0.29)	(1.31)	11.42	0.52%	0.34%	8.57%	13.05%	38,751	40%
PD Large-Cap Growth Index
2015 (6)	$23.87	$0.17	$0.74	$0.91	$–	$–	$–	$24.78	0.16%	0.16%	1.39%	3.82%	$418,321	18%
2014	21.14	0.32	2.41	2.73	–	–	–	23.87	0.17%	0.17%	1.42%	12.90%	383,325	13%
2013	15.88	0.27	4.99	5.26	–	–	–	21.14	0.18%	0.17%	1.48%	33.17%	292,573	14%
2012	13.97	0.27	1.84	2.11	(0.20)	–	(0.20)	15.88	0.18%	0.17%	1.72%	15.02%	171,268	17%
2011	14.31	0.21	0.13	0.34	(0.18)	(0.50)	(0.68)	13.97	0.20%	0.17%	1.40%	2.39%	100,124	37%
2010	12.75	0.19	1.87	2.06	(0.15)	(0.35)	(0.50)	14.31	0.24%	0.17%	1.44%	16.17%	63,468	56%
PD Large-Cap Value Index
2015 (6)	$22.76	$0.25	($0.39)	($0.14)	$–	$–	$–	$22.62	0.16%	0.16%	2.17%	(0.62%)	$497,413	17%
2014	20.11	0.45	2.20	2.65	–	–	–	22.76	0.16%	0.16%	2.13%	13.19%	474,521	15%
2013	15.21	0.39	4.51	4.90	–	–	–	20.11	0.17%	0.17%	2.16%	32.23%	364,818	13%
2012	13.72	0.37	1.93	2.30	(0.28)	(0.53)	(0.81)	15.21	0.18%	0.17%	2.48%	17.17%	217,539	16%
2011	13.95	0.32	(0.29)	0.03	(0.24)	(0.02)	(0.26)	13.72	0.20%	0.17%	2.30%	0.19%	119,964	36%
2010	12.62	0.29	1.59	1.88	(0.21)	(0.34)	(0.55)	13.95	0.24%	0.17%	2.20%	14.89%	77,490	55%
PD Small-Cap Growth Index
2015 (6)	$22.02	$0.06	$1.81	$1.87	$–	$–	$–	$23.89	0.19%	0.19%	0.55%	8.47%	$116,230	31%
2014	20.90	0.10	1.02	1.12	–	–	–	22.02	0.21%	0.21%	0.50%	5.39%	91,325	37%
2013	14.62	0.10	6.18	6.28	–	–	–	20.90	0.22%	0.21%	0.55%	42.88%	67,614	44%
2012	13.73	0.18	1.78	1.96	(0.18)	(0.89)	(1.07)	14.62	0.27%	0.21%	1.22%	14.30%	41,135	79%
2011	15.52	0.07	(0.58)	(0.51)	(0.09)	(1.19)	(1.28)	13.73	0.31%	0.21%	0.45%	(3.27%)	27,998	68%
2010	12.66	0.09	3.49	3.58	(0.07)	(0.65)	(0.72)	15.52	0.46%	0.21%	0.63%	28.24%	20,095	69%
PD Small-Cap Value Index
2015 (6)	$19.56	$0.18	($0.02)	$0.16	$–	$–	$–	$19.72	0.18%	0.18%	1.88%	0.82%	$148,271	25%
2014	18.80	0.36	0.40	0.76	–	–	–	19.56	0.19%	0.19%	1.91%	4.00%	138,346	32%
2013	14.00	0.32	4.48	4.80	–	–	–	18.80	0.21%	0.21%	1.92%	34.35%	102,087	41%
2012	12.63	0.38	1.85	2.23	(0.33)	(0.53)	(0.86)	14.00	0.26%	0.21%	2.73%	17.62%	62,297	63%
2011	14.60	0.27	(1.11)	(0.84)	(0.27)	(0.86)	(1.13)	12.63	0.32%	0.21%	1.93%	(5.82%)	34,106	63%
2010	12.65	0.26	2.74	3.00	(0.23)	(0.82)	(1.05)	14.60	0.45%	0.21%	1.93%	23.67%	22,994	62%

See Notes to Financial Statements	See explanation of references on B-7

B-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (2)
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Emerging Markets
2015 (6)	$14.51	$0.14	$0.02	$0.16	$–	$–	$–	$14.67	0.58%	0.58%	1.93%	1.06%	$112,277	17%
2014	14.79	0.28	(0.56)	(0.28)	–	–	–	14.51	0.59%	0.59%	1.85%	(1.88%)	115,450	12%
2013	15.25	0.24	(0.70)	(0.46)	–	–	–	14.79	0.69%	0.69%	1.66%	(3.00%)	90,717	1%
2012	13.32	0.22	2.07	2.29	(0.21)	(0.15)	(0.36)	15.25	0.86%	0.86%	1.56%	17.42%	51,453	3%
2011	16.55	0.22	(3.24)	(3.02)	(0.19)	(0.02)	(0.21)	13.32	0.92%	0.92%	1.45%	(18.20%)	31,023	6%
2010	14.21	0.20	2.64	2.84	(0.19)	(0.31)	(0.50)	16.55	0.85%	0.85%	1.34%	20.04%	25,449	7%
PD International Large-Cap
2015 (6)	$15.43	$0.28	$0.52	$0.80	$–	$–	$–	$16.23	0.25%	0.25%	3.50%	5.24%	$388,510	4%
2014	16.30	0.49	(1.36)	(0.87)	–	–	–	15.43	0.27%	0.27%	3.03%	(5.34%)	348,426	4%
2013	13.54	0.40	2.36	2.76	–	–	–	16.30	0.28%	0.28%	2.68%	20.39%	272,089	1%
2012	11.82	0.37	1.66	2.03	(0.31)	–	(0.31)	13.54	0.37%	0.30%	2.90%	17.12%	174,368	2%
2011	13.77	0.37	(2.05)	(1.68)	(0.27)	–	(0.27)	11.82	0.46%	0.30%	2.78%	(12.16%)	94,069	1%
2010	13.01	0.30	0.69	0.99	(0.23)	– (8)	(0.23)	13.77	0.46%	0.30%	2.35%	7.61%	53,577	3%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Since January 1, 2013, no dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Portfolios under the current dividend and distribution policy (see Note 2B in Note to Financial Statements).
(3)	The ratios for periods of less than one full year are annualized.
(4)	The ratios of expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any. The investment adviser to the Trust reimbursed certain operating expenses under the expense limitation agreements and such agreements expired on April 30, 2013. The PD Aggregate Bond Index, PD Large-Cap Value Index, and PD Small-Cap Value Index Portfolios had expense reimbursements for the year ended December 31, 2013 that are not reflected in the above table due to rounding.
(5)	Total returns for periods of less than one full year are not annualized.
(6)	Unaudited for the six-month period ended June 30, 2015.
(7)	Operations commenced on April 30, 2014.
(8)	Reflects an amount rounding to less than $0.01 per share.

See Notes to Financial Statements

B-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, and is organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of June 30, 2015, the Trust was comprised of fifty-nine separate portfolios, nine of which are presented in these financial statements: PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”).

The Pacific Dynamix Underlying Portfolios currently offer Class P shares only.

Presently only the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) and the Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Portfolios.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Portfolios, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Portfolios, see the Where to Go for More Information section of this report on page D-2.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each portfolio qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective January 1, 2015, the Trust implemented Accounting Standards Update (“ASU”) No. 2014-11 issued by the Financial Accounting Standards Board (“FASB”). The ASU requires two new disclosures. The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements. The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The Pacific Dynamix Underlying Portfolios had no transactions requiring this disclosure for the period ended June 30, 2015.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A portfolio will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the portfolio invests. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Pacific Dynamix Underlying Portfolio presented in these financial statements is treated as a partnership for Federal income tax purposes. As partnerships, none of these portfolios are required to distribute taxable income and capital gains (see Note 10). No dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Portfolios under the current dividend and distributions policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the portfolios separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. EXPENSE ALLOCATION

General expenses of the Trust are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio are charged directly to that portfolio.

C-1

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

E. OFFERING COSTS

A new portfolio bears all costs (or the applicable pro-rata share if there is more than one new portfolio) associated with the offering expenses of the portfolio including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new portfolio on a straight-line basis over twelve months from commencement of operations.

F. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued an ASU that eliminates the requirement to classify the investments measured at an investment’s fair value using the net asset value per share practical expedient within the fair value hierarchy. In addition, the ASU eliminates the requirement to make specific disclosures for all investments eligible to be assessed at fair value with the net asset value per share practical expedient. Instead, such disclosures are restricted only to investments that the entity has decided to measure using the practical expedient. This ASU is effective for fiscal years beginning after December 15, 2015. Management is currently evaluating the impact that the implementation of this ASU will have on the Trust’s financial statement disclosures.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values the portfolios’ investments, which includes using third party pricing services, does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each portfolio’s investments.

B. NET ASSET VALUE

Each portfolio of the Trust presented in these financial statements is divided into shares. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets, subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those portfolios.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no official closing price or last reported sales price are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

C-2

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Other Investment Companies

Portfolio investments in other investment companies are valued at their respect NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Adviser, accounting members of Pacific Life Insurance Company and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
• Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
• Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each portfolio’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each portfolio’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. If a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. If a portfolio had an amount of total transfers between each level within the three-tier hierarchy during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period, the Trust also discloses the amounts and reasons for such transfers. A summary of each portfolio’s investments as of June 30, 2015 as categorized under the three-tier hierarchy of inputs, the reconciliation of Level 3 investments, and information on transfers between each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

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The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic, and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a portfolio are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each portfolio as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect portfolio performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a portfolio invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a portfolio may lose value, regardless of the individual results of the securities and other instruments in which the portfolio invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a portfolio in unforeseen ways, such as causing the portfolio to alter its existing strategies or potentially, to liquidate and close.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a portfolio’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High Yield or “junk” securities may be more volatile than higher rated securities. High yield securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

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The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the portfolio, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain portfolios may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an

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(Unaudited)

amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain portfolios may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a portfolio to resell, the security at an agreed upon price and time. Repurchase agreements permit a portfolio to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the portfolios at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a portfolio are collateralized with cash or securities of a type that the portfolio is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest.

In the event of default on the obligation to repurchase a security held by a portfolio as collateral, the portfolio has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the portfolio under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments; or repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the portfolio’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, the portfolio has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to a portfolio. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied. There is also a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A portfolio may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

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Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following portfolios entered into futures contracts for the reasons described: The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, and PD Small-Cap Value Index Portfolios utilized futures to provide market exposure proportionate to the size of each portfolio’s cash flows and residual cash balances. The PD Emerging Markets Portfolio used futures in connection with the settlement of portfolio securities transactions, to exchange one currency for another, and to equitize large flows of cash.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Equity contracts	Receivable: Variation margin	Payable: Variation margin

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The following is a summary of fair values of investments in equity futures contracts disclosed in the Trust’s Statements of Assets and Liabilities, as of June 30, 2015:

	Total Value of Equity Contracts* as of June 30, 2015
Portfolio	Assets	Liabilities
PD Large-Cap Growth Index	$-	($300,677)
PD Large-Cap Value Index	-	(350,065)
PD Small-Cap Growth Index	-	(48,737)
PD Small-Cap Value Index	-	(70,939)

*	Includes cumulative appreciation and depreciation of futures contracts as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investment Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Equity contracts	Net realized gain (loss) on futures contract transactions
Change in net unrealized appreciation (depreciation) on futures contracts

The following is a summary of each portfolio’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on investments in equity futures contracts recognized in the Trust’s Statements of Operations for the period ended June 30, 2015:

	Realized Gain (Loss) and Unrealized Appreciation (Depreciation) on Derivative Investments in Equity Futures Contracts Recognized in the Statement of Operations
Portfolio	Realized Gain	Change in Unrealized Depreciation
PD Large-Cap Growth Index	$887,723	($320,144)
PD Large-Cap Value Index	695,707	(535,784)
PD Small-Cap Growth Index	312,965	(153,696)
PD Small-Cap Value Index	431,193	(248,251)
PD Emerging Markets	438,792	-

The following is a summary of the average number of positions and values of futures contracts for the period ended June 30, 2015:

	Average Derivative Positions and Value of Futures Contracts
Portfolio	Number of Positions	Value
PD Large-Cap Growth Index	2	($54,979)
PD Large-Cap Value Index	1	2,516
PD Small-Cap Growth Index	1	36,850
PD Small-Cap Value Index	1	72,131

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of futures contracts for each applicable portfolio for the period ended June 30, 2015.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to

C-9

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

$250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

Certain portfolios held financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements). Certain portfolios presented in these financial statements had investments in repurchase agreements. The gross value and related collateral for these investments are presented in each applicable portfolio’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable portfolio presented in these financial statements exceeded the value of the repurchase agreements as of June 30, 2015.

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Adviser to the Trust. PLFA has retained other investment management firms to sub-advise each portfolio presented in these financial statements, as discussed later in this section. PLFA receives investment advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

PD 1-3 Year Corporate Bond	0.20% of first $50 million 0.19% of next $50 million 0.14% on excess	PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% of first $300 million 0.12% on excess
PD Aggregate Bond Index	0.16% of first $50 million 0.15% of next $50 million 0.14% on excess	PD Emerging Markets	0.60% of first $50 million 0.35% on excess
PD High Yield Bond Market	0.35% of first $50 million 0.22% of next $50 million 0.14% on excess	PD International Large-Cap	0.25% of first $100 million 0.20% on excess

Pursuant to Portfolio Management or Subadvisory Agreements as of June 30, 2015, the Trust and PLFA engage various investment management firms under PLFA’s supervision, to sub-advise each Pacific Dynamix Underlying Portfolio. PLFA, as Adviser to each portfolio of the Trust, pays the related portfolio management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. The following firms serve as sub-advisers for their respective portfolios:

Portfolio	Sub-Adviser
PD 1-3 Year Corporate Bond PD Aggregate Bond Index PD High Yield Bond Market	SSGA Funds Management, Inc.
PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	BlackRock Investment Management, LLC
PD Emerging Markets PD International Large-Cap	Dimensional Fund Advisors LP

Pursuant to an Agreement for Administration and Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Pacific Dynamix Underlying Portfolios and is compensated by the Trust for these services.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser and Pacific Life are related parties. The advisory fees earned by the Adviser and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each portfolio presented in these financial statements for the period ended June 30, 2015 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2015 are presented in the Statements of Assets and Liabilities.

B. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

C-10

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain portfolios in the Pacific Funds Series Trust. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Adviser to Pacific Funds Series Trust. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A and/or Class P shares of the corresponding series of the Pacific Funds Series Trust. The obligation of each portfolio under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a portfolio’s DCP Liability account will cause the expenses of that portfolio to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a portfolio’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2015, such expenses decreased by $6 for all applicable portfolios presented in these financial statements as a result of the market value depreciation on such accounts. As of June 30, 2015, the total amount in the DCP Liability accounts for all applicable portfolios presented in these financial statements was $7,316.

C. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

D. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds effective rate or the Overnight London Interbank Offered Rates (“LIBOR”) rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line up to a maximum of $93,750. As of June 30, 2015, the actual interest rate on borrowing by the Trust was 1.36%. The committed line of credit will expire on August 31, 2015 unless renewed and applies to all portfolios presented in these financial statements except the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by each applicable portfolio presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable portfolio had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
PD Emerging Markets	1.38%	$569,587
PD International Large-Cap	1.38%	4,306,615

No other portfolios presented in these financial statements had a loan outstanding during the reporting period. As of June 30, 2015, none of the portfolios presented in these financial statements had loans outstanding in connection with this line of credit.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2015, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$280,479,917	$239,178,253

	Other Securities
Portfolio	Purchases	Sales
PD 1-3 Year Corporate Bond	$61,314,861	$46,567,089
PD Aggregate Bond Index	45,206,490	17,349,635
PD High Yield Bond Market	35,112,057	63,727,342
PD Large-Cap Growth Index	90,199,808	69,296,807
PD Large-Cap Value Index	115,705,638	79,230,519

	Other Securities
Portfolio	Purchases	Sales
PD Small-Cap Growth Index	$47,556,649	$30,484,047
PD Small-Cap Value Index	41,836,831	33,504,982
PD Emerging Markets	19,644,834	23,298,730
PD International Large-Cap	38,334,511	13,335,520

C-11

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

10. FEDERAL INCOME TAX INFORMATION

Each Pacific Dynamix Underlying Portfolio is treated as a partnership for Federal income tax purposes only. A portfolio that is treated as a partnership for Federal income tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably, when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a regulated investment company.

No dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Portfolios under the current dividend and distributions policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B). Each of the partners, (Pacific Life and Pacific Life & Annuity Company) through their respective separate accounts, is required to report its respective share of income, gains, losses, deductions and credits of each Pacific Dynamix Underlying Portfolio.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of June 30, 2015, were as follows:

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
PD 1-3 Year Corporate Bond	$165,413,754	$225,479	($332,788)	($107,309)
PD Aggregate Bond Index	822,061,849	10,691,734	(6,706,830)	3,984,904
PD High Yield Bond Market	132,418,583	2,318,892	(5,507,739)	(3,188,847)
PD Large-Cap Growth Index	317,908,790	104,385,058	(3,400,017)	100,985,041
PD Large-Cap Value Index	434,195,384	72,872,622	(11,221,774)	61,650,848
PD Small-Cap Growth Index	96,747,429	22,461,833	(3,158,867)	19,302,966
PD Small-Cap Value Index	139,675,262	16,859,097	(8,617,105)	8,241,992
PD Emerging Markets	114,092,994	13,198,045	(15,266,605)	(2,068,560)
PD International Large-Cap	359,907,985	56,744,723	(28,868,630)	27,876,093

(1)	The difference between tax cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale deferrals.

Each portfolio recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each portfolio remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended after December 31, 2010.

C-12

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio for the period ended June 30, 2015 and the year or period ended December 31, 2014, were as follows:

	Period Ended June 30, 2015	Year/Period Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014	Period Ended June 30, 2015	Year Ended December 31, 2014
	PD 1-3 Year Corporate Bond (1)		PD Aggregate Bond Index		PD High Yield Bond Market
Class P
Shares sold	1,970,367	15,247,379	6,380,853	16,326,022	1,060,568	2,400,907
Shares repurchased	(783,941)	(157,810)	(1,212,841)	(11,884,280)	(3,935,092)	(99,748)
Net increase (decrease)	1,186,426	15,089,569	5,168,012	4,441,742	(2,874,524)	2,301,159
Shares outstanding, beginning of year or period	15,089,569	-	64,429,580	59,987,838	12,879,015	10,577,856
Shares outstanding, end of year or period	16,275,995	15,089,569	69,597,592	64,429,580	10,004,491	12,879,015

	PD Large-Cap Growth Index		PD Large-Cap Value Index		PD Small-Cap Growth Index
Class P
Shares sold	1,147,901	2,491,944	2,078,737	3,036,342	850,451	993,439
Shares repurchased	(325,848)	(270,868)	(935,832)	(331,056)	(131,848)	(82,162)
Net increase (decrease)	822,053	2,221,076	1,142,905	2,705,286	718,603	911,277
Shares outstanding, beginning of year or period	16,058,933	13,837,857	20,847,977	18,142,691	4,147,138	3,235,861
Shares outstanding, end of year or period	16,880,986	16,058,933	21,990,882	20,847,977	4,865,741	4,147,138

	PD Small-Cap Value Index		PD Emerging Markets		PD International Large-Cap
Class P
Shares sold	550,593	1,769,144	1,161,072	1,934,543	2,557,398	6,246,346
Shares repurchased	(104,826)	(123,987)	(1,461,027)	(112,622)	(1,212,617)	(354,322)
Net increase (decrease)	445,767	1,645,157	(299,955)	1,821,921	1,344,781	5,892,024
Shares outstanding, beginning of year or period	7,074,416	5,429,259	7,955,098	6,133,177	22,588,128	16,696,104
Shares outstanding, end of year or period	7,520,183	7,074,416	7,655,143	7,955,098	23,932,909	22,588,128

(1)	Operations commenced on April 30, 2014.

C-13

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2015 to June 30, 2015.

ACTUAL EXPENSES

The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses. The “Ending Account Value at 06/30/15” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/15-06/30/15” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2015 to June 30, 2015.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/15-06/30/15.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/15	Ending Account Value at 06/30/15	Annualized Expense Ratio	Expenses Paid During the Period 01/01/15- 06/30/15 (1)
PD 1-3 Year Corporate Bond
Actual	$1,000.00	$1,005.90	0.24%	$1.19
Hypothetical	$1,000.00	$1,023.60	0.24%	$1.20

PD Aggregate Bond Index
Actual	$1,000.00	$997.40	0.19%	$0.94
Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

PD High Yield Bond Market
Actual	$1,000.00	$1,022.60	0.35%	$1.76
Hypothetical	$1,000.00	$1,023.06	0.35%	$1.76

PD Large-Cap Growth Index
Actual	$1,000.00	$1,038.20	0.16%	$0.81
Hypothetical	$1,000.00	$1,024.00	0.16%	$0.80

PD Large-Cap Value Index
Actual	$1,000.00	$993.80	0.16%	$0.79
Hypothetical	$1,000.00	$1,024.00	0.16%	$0.80

Portfolio	Beginning Account Value at 01/01/15	Ending Account Value at 06/30/15	Annualized Expense Ratio	Expenses Paid During the Period 01/01/15- 06/30/15 (1)
PD Small-Cap Growth Index
Actual	$1,000.00	$1,084.70	0.19%	$0.98
Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

PD Small-Cap Value Index
Actual	$1,000.00	$1,008.20	0.18%	$0.90
Hypothetical	$1,000.00	$1,023.90	0.18%	$0.90

PD Emerging Markets
Actual	$1,000.00	$1,010.60	0.58%	$2.89
Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

PD International Large-Cap
Actual	$1,000.00	$1,052.40	0.25%	$1.27
Hypothetical	$1,000.00	$1,023.55	0.25%	$1.25

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

D-1

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at https://www.pacificlife.com/pacificselectfund.html. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Trust’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), annual and semi-annual reports, and complete schedules of investments are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificselectfund.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Pacific Life’s Annuity Registered Representative: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-800-7681

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

7 a.m. through 5 p.m. Pacific Time

D-2

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 12.4%

Amazon.com Inc *	42,375	$18,394,564
AutoNation Inc *	8,411	529,725
AutoZone Inc *	3,546	2,364,827
Bed Bath & Beyond Inc *	19,014	1,311,586
Best Buy Co Inc	32,218	1,050,629
BorgWarner Inc	25,161	1,430,151
Cablevision Systems Corp ‘A’	23,782	569,341
CarMax Inc *	23,249	1,539,316
Carnival Corp	49,841	2,461,647
CBS Corp ‘B’	50,255	2,789,153
Chipotle Mexican Grill Inc *	3,432	2,076,326
Coach Inc	30,498	1,055,536
Comcast Corp ‘A’	278,997	16,778,880
Darden Restaurants Inc	13,840	983,747
Delphi Automotive PLC (United Kingdom)	32,135	2,734,367
DIRECTV *	55,802	5,177,868
Discovery Communications Inc ‘A’ *	16,159	537,448
Discovery Communications Inc ‘C’ *	28,996	901,196
Dollar General Corp	32,981	2,563,943
Dollar Tree Inc *	22,757	1,797,575
DR Horton Inc	36,718	1,004,604
Expedia Inc	10,924	1,194,539
Family Dollar Stores Inc	10,631	837,829
Ford Motor Co	441,248	6,623,132
Fossil Group Inc *	4,881	338,546
GameStop Corp ‘A’	11,831	508,260
Garmin Ltd	13,355	586,685
General Motors Co	149,822	4,993,567
Genuine Parts Co	16,915	1,514,400
H&R Block Inc	30,452	902,902
Hanesbrands Inc	44,315	1,476,576
Harley-Davidson Inc	23,203	1,307,489
Harman International Industries Inc	7,896	939,150
Hasbro Inc	12,519	936,296
Johnson Controls Inc	72,765	3,604,050
Kohl’s Corp	21,961	1,374,978
L Brands Inc	27,205	2,332,285
Leggett & Platt Inc	15,239	741,835
Lennar Corp ‘A’	19,762	1,008,652
Lowe’s Cos Inc	103,518	6,932,600
Macy’s Inc	37,340	2,519,330
Marriott International Inc ‘A’	22,960	1,707,994
Mattel Inc	37,498	963,324
McDonald’s Corp	106,400	10,115,448
Michael Kors Holdings Ltd *	22,224	935,408
Mohawk Industries Inc *	6,857	1,309,001
Netflix Inc *	6,711	4,408,724
Newell Rubbermaid Inc	30,002	1,233,382
News Corp ‘A’ *	55,210	805,514
NIKE Inc ‘B’	77,451	8,366,257
Nordstrom Inc	15,580	1,160,710
O’Reilly Automotive Inc *	11,226	2,536,851
Omnicom Group Inc	27,118	1,884,430
PulteGroup Inc	36,931	744,160
PVH Corp	9,118	1,050,394
Ralph Lauren Corp	6,697	886,415
Ross Stores Inc	45,830	2,227,796
Royal Caribbean Cruises Ltd	18,235	1,434,912
Scripps Networks Interactive Inc ‘A’	10,786	705,081
Staples Inc	70,804	1,084,009
Starbucks Corp	166,530	8,928,506
Starwood Hotels & Resorts Worldwide Inc	19,007	1,541,278
Target Corp	70,874	5,785,445
TEGNA Inc	24,994	801,558
The Gap Inc	29,531	1,127,198
The Goodyear Tire & Rubber Co	30,387	916,168

	Shares	Value
The Home Depot Inc	144,190	$16,023,835
The Interpublic Group of Cos Inc	46,285	891,912
The Priceline Group Inc *	5,750	6,620,378
The TJX Cos Inc	75,578	5,000,996
The Walt Disney Co	173,079	19,755,237
Tiffany & Co	12,454	1,143,277
Time Warner Cable Inc	31,393	5,593,291
Time Warner Inc	91,581	8,005,095
Tractor Supply Co	15,043	1,352,967
TripAdvisor Inc *	12,337	1,075,046
Twenty-First Century Fox Inc ‘A’	196,401	6,391,871
Under Armour Inc ‘A’ *	18,445	1,539,051
Urban Outfitters Inc *	10,985	384,475
VF Corp	37,900	2,643,146
Viacom Inc ‘B’	39,654	2,563,235
Whirlpool Corp	8,733	1,511,246
Wyndham Worldwide Corp	13,346	1,093,171
Wynn Resorts Ltd	8,964	884,478
Yum! Brands Inc	47,948	4,319,156

		258,177,356

Consumer Staples - 9.2%

Altria Group Inc	218,011	10,662,918
Archer-Daniels-Midland Co	68,901	3,322,406
Brown-Forman Corp ‘B’	17,313	1,734,416
Campbell Soup Co	19,827	944,757
Coca-Cola Enterprises Inc	24,021	1,043,472
Colgate-Palmolive Co	94,392	6,174,181
ConAgra Foods Inc	47,011	2,055,321
Constellation Brands Inc ‘A’	18,816	2,183,032
Costco Wholesale Corp	48,694	6,576,612
CVS Health Corp	125,233	13,134,437
Dr Pepper Snapple Group Inc	21,513	1,568,298
General Mills Inc	66,153	3,686,045
Hormel Foods Corp	14,871	838,278
Kellogg Co	27,894	1,748,954
Keurig Green Mountain Inc	12,817	982,167
Kimberly-Clark Corp	40,459	4,287,440
Kraft Foods Group Inc	65,739	5,597,019
McCormick & Co Inc	14,292	1,156,937
Mead Johnson Nutrition Co	22,355	2,016,868
Molson Coors Brewing Co ‘B’	17,634	1,231,030
Mondelez International Inc ‘A’	180,535	7,427,210
Monster Beverage Corp *	16,248	2,177,557
PepsiCo Inc	164,104	15,317,467
Philip Morris International Inc	171,930	13,783,628
Reynolds American Inc	46,133	3,444,290
Sysco Corp	65,538	2,365,922
The Clorox Co	14,505	1,508,810
The Coca-Cola Co	435,024	17,065,992
The Estee Lauder Cos Inc ‘A’	24,784	2,147,781
The Hershey Co	16,376	1,454,680
The JM Smucker Co	10,765	1,167,034
The Kroger Co	54,339	3,940,121
The Procter & Gamble Co	301,151	23,562,054
Tyson Foods Inc ‘A’	32,426	1,382,320
Wal-Mart Stores Inc	175,186	12,425,943
Walgreens Boots Alliance Inc	96,909	8,182,996
Whole Foods Market Inc	39,807	1,569,988

		189,868,381

Energy - 7.6%

Anadarko Petroleum Corp	56,379	4,400,945
Apache Corp	41,659	2,400,808
Baker Hughes Inc	48,194	2,973,570
Cabot Oil & Gas Corp	45,706	1,441,567
Cameron International Corp *	21,245	1,112,601
Chesapeake Energy Corp	57,412	641,292
Chevron Corp	208,849	20,147,663
Cimarex Energy Co	10,397	1,146,893

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
ConocoPhillips	136,855	$8,404,266
CONSOL Energy Inc	25,475	553,826
Devon Energy Corp	42,875	2,550,634
Diamond Offshore Drilling Inc	7,571	195,407
Ensco PLC ‘A’	25,933	577,528
EOG Resources Inc	60,926	5,334,071
EQT Corp	16,766	1,363,746
Exxon Mobil Corp	464,369	38,635,501
FMC Technologies Inc *	25,879	1,073,720
Halliburton Co	94,236	4,058,745
Helmerich & Payne Inc	11,982	843,772
Hess Corp	26,896	1,798,804
Kinder Morgan Inc	192,613	7,394,413
Marathon Oil Corp	74,681	1,982,034
Marathon Petroleum Corp	60,458	3,162,558
Murphy Oil Corp	18,465	767,590
National Oilwell Varco Inc	43,049	2,078,406
Newfield Exploration Co *	17,741	640,805
Noble Corp PLC	27,582	424,487
Noble Energy Inc	42,775	1,825,637
Occidental Petroleum Corp	85,303	6,634,014
ONEOK Inc	23,041	909,659
Phillips 66	60,168	4,847,134
Pioneer Natural Resources Co	16,476	2,285,056
Range Resources Corp	18,670	921,925
Schlumberger Ltd	140,915	12,145,464
Southwestern Energy Co *	42,798	972,799
Spectra Energy Corp	74,247	2,420,452
Tesoro Corp	13,971	1,179,292
The Williams Cos Inc	74,436	4,271,882
Transocean Ltd	37,998	612,528
Valero Energy Corp	56,449	3,533,707

		158,665,201

Financials - 16.2%

ACE Ltd	36,238	3,684,680
Affiliated Managers Group Inc *	6,044	1,321,218
Aflac Inc	48,151	2,994,992
American Express Co	97,031	7,541,249
American International Group Inc	148,028	9,151,091
American Tower Corp REIT	46,759	4,362,147
Ameriprise Financial Inc	20,205	2,524,211
Aon PLC	31,269	3,116,894
Apartment Investment & Management Co ‘A’ REIT	17,112	631,946
Assurant Inc	7,624	510,808
AvalonBay Communities Inc REIT	14,606	2,335,061
Bank of America Corp	1,164,745	19,823,960
BB&T Corp	81,120	3,269,947
Berkshire Hathaway Inc ‘B’ *	202,513	27,564,044
BlackRock Inc	14,044	4,858,943
Boston Properties Inc REIT	16,942	2,050,660
Capital One Financial Corp	60,676	5,337,668
CBRE Group Inc ‘A’ *	30,943	1,144,891
Cincinnati Financial Corp	16,285	817,181
Citigroup Inc	336,765	18,602,899
CME Group Inc ‘A’	35,035	3,260,357
Comerica Inc	19,887	1,020,601
Crown Castle International Corp REIT	37,460	3,008,038
Discover Financial Services	49,122	2,830,410
E*TRADE Financial Corp *	31,965	957,352
Equinix Inc REIT	6,244	1,585,976
Equity Residential REIT	40,335	2,830,307
Essex Property Trust Inc REIT	7,202	1,530,425
Fifth Third Bancorp	90,198	1,877,922
Franklin Resources Inc	43,387	2,127,265
General Growth Properties Inc REIT	69,438	1,781,779
Genworth Financial Inc ‘A’ *	54,120	409,688
HCP Inc REIT	50,820	1,853,405
Health Care REIT Inc	38,662	2,537,387

	Shares	Value
Host Hotels & Resorts Inc REIT	83,803	$1,661,814
Hudson City Bancorp Inc	54,046	533,975
Huntington Bancshares Inc	90,137	1,019,450
Intercontinental Exchange Inc	12,471	2,788,640
Invesco Ltd	47,674	1,787,298
Iron Mountain Inc REIT	20,637	639,747
JPMorgan Chase & Co	411,902	27,910,480
KeyCorp	94,161	1,414,298
Kimco Realty Corp REIT	45,521	1,026,043
Legg Mason Inc	11,144	574,250
Leucadia National Corp	35,068	851,451
Lincoln National Corp	28,384	1,680,901
Loews Corp	33,122	1,275,528
M&T Bank Corp	14,767	1,844,841
Marsh & McLennan Cos Inc	59,851	3,393,552
McGraw Hill Financial Inc	30,261	3,039,717
MetLife Inc	123,705	6,926,243
Moody’s Corp	19,684	2,125,085
Morgan Stanley	170,627	6,618,621
Navient Corp	43,183	786,362
Northern Trust Corp	24,497	1,873,041
People’s United Financial Inc	33,580	544,332
Plum Creek Timber Co Inc REIT	19,467	789,776
Principal Financial Group Inc	30,222	1,550,086
Prologis Inc REIT	58,189	2,158,812
Prudential Financial Inc	50,260	4,398,755
Public Storage REIT	16,054	2,959,876
Realty Income Corp REIT	25,813	1,145,839
Regions Financial Corp	148,664	1,540,159
Simon Property Group Inc REIT	34,547	5,977,322
SL Green Realty Corp REIT	10,904	1,198,241
State Street Corp	45,641	3,514,357
SunTrust Banks Inc	57,330	2,466,337
T Rowe Price Group Inc	28,928	2,248,573
The Allstate Corp	45,399	2,945,033
The Bank of New York Mellon Corp	124,554	5,227,531
The Charles Schwab Corp	127,753	4,171,135
The Chubb Corp	25,557	2,431,493
The Goldman Sachs Group Inc	44,592	9,310,364
The Hartford Financial Services Group Inc	46,601	1,937,204
The Macerich Co REIT	15,556	1,160,478
The NASDAQ OMX Group Inc	13,061	637,507
The PNC Financial Services Group Inc	57,643	5,513,553
The Progressive Corp	59,191	1,647,286
The Travelers Cos Inc	35,577	3,438,873
Torchmark Corp	14,238	828,936
Unum Group	27,889	997,032
US Bancorp	197,185	8,557,829
Ventas Inc REIT	35,869	2,227,106
Vornado Realty Trust REIT	19,319	1,833,953
Wells Fargo & Co	520,299	29,261,616
Weyerhaeuser Co REIT	58,023	1,827,725
XL Group PLC (Ireland)	34,029	1,265,879
Zions Bancorp	22,572	716,322

		335,456,059

Health Care - 15.1%

Abbott Laboratories	165,231	8,109,537
AbbVie Inc	190,929	12,828,520
Aetna Inc	38,912	4,959,724
Agilent Technologies Inc	36,906	1,423,833
Alexion Pharmaceuticals Inc *	24,850	4,492,135
Allergan PLC *	43,583	13,225,697
AmerisourceBergen Corp	23,179	2,464,855
Amgen Inc	84,383	12,954,478
Anthem Inc	29,356	4,818,494
Baxter International Inc	60,445	4,226,919
Becton Dickinson and Co	23,128	3,276,081
Biogen Inc *	26,103	10,544,046
Boston Scientific Corp *	148,799	2,633,742

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Bristol-Myers Squibb Co	185,126	$12,318,284
Cardinal Health Inc	36,621	3,063,347
Celgene Corp *	88,040	10,189,309
Cerner Corp *	33,985	2,347,004
Cigna Corp	28,611	4,634,982
CR Bard Inc	8,289	1,414,932
DaVita HealthCare Partners Inc *	19,025	1,511,917
DENTSPLY International Inc	15,664	807,479
Edwards Lifesciences Corp *	11,966	1,704,317
Eli Lilly & Co	108,413	9,051,401
Endo International PLC *	22,307	1,776,753
Express Scripts Holding Co *	80,951	7,199,782
Gilead Sciences Inc	163,139	19,100,314
HCA Holdings Inc *	32,190	2,920,277
Henry Schein Inc *	9,298	1,321,432
Hospira Inc *	18,954	1,681,409
Humana Inc	16,563	3,168,171
Intuitive Surgical Inc *	4,091	1,982,090
Johnson & Johnson	307,811	29,999,260
Laboratory Corp of America Holdings *	11,033	1,337,420
Mallinckrodt PLC *	12,867	1,514,703
McKesson Corp	25,769	5,793,129
Medtronic PLC	158,171	11,720,471
Merck & Co Inc	313,541	17,849,889
Mylan NV *	45,708	3,101,745
Patterson Cos Inc	9,660	469,959
PerkinElmer Inc	12,573	661,843
Perrigo Co PLC	16,242	3,002,009
Pfizer Inc	683,489	22,917,386
Quest Diagnostics Inc	15,995	1,159,957
Regeneron Pharmaceuticals Inc *	8,368	4,268,768
St Jude Medical Inc	31,139	2,275,327
Stryker Corp	33,071	3,160,595
Tenet Healthcare Corp *	10,708	619,779
Thermo Fisher Scientific Inc	44,175	5,732,148
UnitedHealth Group Inc	105,577	12,880,394
Universal Health Services Inc ‘B’	10,077	1,431,942
Varian Medical Systems Inc *	11,064	933,027
Vertex Pharmaceuticals Inc *	27,052	3,340,381
Waters Corp *	9,216	1,183,150
Zimmer Biomet Holdings Inc	18,740	2,046,970
Zoetis Inc	55,473	2,674,908

		312,226,421

Industrials - 9.9%

3M Co	70,419	10,865,652
Allegion PLC	10,665	641,393
American Airlines Group Inc	76,899	3,070,962
AMETEK Inc	26,687	1,461,914
Caterpillar Inc	66,986	5,681,752
CH Robinson Worldwide Inc	16,188	1,009,969
Cintas Corp	10,745	908,920
CSX Corp	110,140	3,596,071
Cummins Inc	18,645	2,446,038
Danaher Corp	68,383	5,852,901
Deere & Co	37,060	3,596,673
Delta Air Lines Inc	91,250	3,748,550
Dover Corp	17,803	1,249,414
Eaton Corp PLC	51,840	3,498,682
Emerson Electric Co	74,193	4,112,518
Equifax Inc	13,344	1,295,569
Expeditors International of Washington Inc	21,363	984,941
Fastenal Co	30,181	1,273,035
FedEx Corp	29,261	4,986,074
Flowserve Corp	15,085	794,376
Fluor Corp	16,361	867,297
General Dynamics Corp	34,665	4,911,684
General Electric Co	1,118,519	29,719,050
Honeywell International Inc	86,615	8,832,132
Illinois Tool Works Inc	37,540	3,445,797

	Shares	Value
Ingersoll-Rand PLC	29,376	$1,980,530
Jacobs Engineering Group Inc *	13,948	566,568
JB Hunt Transport Services Inc	10,213	838,385
Joy Global Inc	11,068	400,662
Kansas City Southern	12,212	1,113,734
L-3 Communications Holdings Inc	9,136	1,035,840
Lockheed Martin Corp	29,713	5,523,647
Masco Corp	38,696	1,032,022
Nielsen NV	41,096	1,839,868
Norfolk Southern Corp	34,031	2,972,948
Northrop Grumman Corp	21,511	3,412,290
PACCAR Inc	39,183	2,500,267
Pall Corp	11,789	1,467,141
Parker-Hannifin Corp	15,395	1,790,900
Pentair PLC (United Kingdom)	20,197	1,388,544
Pitney Bowes Inc	22,479	467,788
Precision Castparts Corp	15,340	3,066,006
Quanta Services Inc *	23,410	674,676
Raytheon Co	33,868	3,240,490
Republic Services Inc	27,935	1,094,214
Robert Half International Inc	15,043	834,886
Rockwell Automation Inc	15,024	1,872,591
Rockwell Collins Inc	14,712	1,358,653
Roper Technologies Inc	11,083	1,911,374
Ryder System Inc	5,928	517,929
Snap-on Inc	6,431	1,024,137
Southwest Airlines Co	74,180	2,454,616
Stanley Black & Decker Inc	17,060	1,795,394
Stericycle Inc *	9,398	1,258,486
Textron Inc	30,549	1,363,402
The ADT Corp	19,316	648,438
The Boeing Co	71,413	9,906,411
The Dun & Bradstreet Corp	4,043	493,246
Tyco International PLC	46,305	1,781,816
Union Pacific Corp	97,197	9,269,678
United Parcel Service Inc ‘B’	76,934	7,455,674
United Rentals Inc *	10,685	936,220
United Technologies Corp	91,932	10,198,017
Waste Management Inc	47,123	2,184,151
WW Grainger Inc	6,612	1,564,730
Xylem Inc	20,130	746,219

		204,833,952

Information Technology - 19.1%

Accenture PLC ‘A’	69,431	6,719,532
Adobe Systems Inc *	52,662	4,266,149
Akamai Technologies Inc *	19,697	1,375,244
Alliance Data Systems Corp *	6,953	2,029,859
Altera Corp	33,733	1,727,130
Amphenol Corp ‘A’	34,244	1,985,125
Analog Devices Inc	34,808	2,234,151
Apple Inc	639,307	80,185,080
Applied Materials Inc	135,944	2,612,844
Autodesk Inc *	25,178	1,260,788
Automatic Data Processing Inc	52,143	4,183,433
Avago Technologies Ltd (Singapore)	28,391	3,774,016
Broadcom Corp ‘A’	60,302	3,104,950
CA Inc	35,449	1,038,301
Cisco Systems Inc	565,115	15,518,058
Citrix Systems Inc *	17,814	1,249,830
Cognizant Technology Solutions Corp ‘A’ *	67,765	4,139,764
Computer Sciences Corp	15,548	1,020,571
Corning Inc	139,748	2,757,228
eBay Inc *	122,713	7,392,231
Electronic Arts Inc *	34,407	2,288,065
EMC Corp	215,575	5,689,024
F5 Networks Inc *	7,986	961,115
Facebook Inc ‘A’ *	233,774	20,049,627
Fidelity National Information Services Inc	31,398	1,940,396
First Solar Inc *	8,261	388,102

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Fiserv Inc *	26,424	$2,188,700
FLIR Systems Inc	15,359	473,364
Google Inc ‘A’ *	31,765	17,154,371
Google Inc ‘C’ *	31,851	16,578,764
Harris Corp	13,677	1,051,898
Hewlett-Packard Co	200,507	6,017,215
Intel Corp	526,569	16,015,596
International Business Machines Corp	101,763	16,552,770
Intuit Inc	30,635	3,087,089
Juniper Networks Inc	39,010	1,013,090
KLA-Tencor Corp	17,753	997,896
Lam Research Corp	17,591	1,431,028
Linear Technology Corp	26,397	1,167,539
MasterCard Inc ‘A’	107,639	10,062,094
Microchip Technology Inc	22,240	1,054,732
Micron Technology Inc *	119,457	2,250,570
Microsoft Corp	898,430	39,665,684
Motorola Solutions Inc	20,604	1,181,433
NetApp Inc	34,493	1,088,599
NVIDIA Corp	57,143	1,149,146
Oracle Corp	353,864	14,260,719
Paychex Inc	36,135	1,694,009
Qorvo Inc *	16,440	1,319,639
QUALCOMM Inc	180,959	11,333,462
Red Hat Inc *	20,305	1,541,759
Salesforce.com Inc *	67,662	4,711,305
SanDisk Corp	23,076	1,343,485
Seagate Technology PLC	35,226	1,673,235
Skyworks Solutions Inc	21,085	2,194,948
Symantec Corp	75,542	1,756,351
TE Connectivity Ltd (Switzerland)	44,999	2,893,436
Teradata Corp *	16,068	594,516
Texas Instruments Inc	115,922	5,971,142
The Western Union Co	57,838	1,175,847
Total System Services Inc	18,315	765,018
VeriSign Inc *	11,646	718,791
Visa Inc ‘A’	214,524	14,405,287
Western Digital Corp	24,155	1,894,235
Xerox Corp	115,729	1,231,357
Xilinx Inc	28,715	1,268,054
Yahoo! Inc *	96,378	3,786,692

		396,605,478

Materials - 3.1%

Air Products & Chemicals Inc	21,455	2,935,688
Airgas Inc	7,441	787,109
Alcoa Inc	135,164	1,507,079
Allegheny Technologies Inc	12,034	363,427
Avery Dennison Corp	10,212	622,319
Ball Corp	15,153	1,062,983
CF Industries Holdings Inc	26,515	1,704,384
Eastman Chemical Co	16,437	1,344,875
Ecolab Inc	29,887	3,379,323
EI du Pont de Nemours & Co	100,239	6,410,284
FMC Corp	14,749	775,060
Freeport-McMoRan Inc	114,982	2,140,965
International Flavors & Fragrances Inc	8,961	979,348
International Paper Co	46,874	2,230,734
LyondellBasell Industries NV ‘A’	43,605	4,513,989
Martin Marietta Materials Inc	6,849	969,202
MeadWestvaco Corp	37,079	1,749,758
Monsanto Co	52,872	5,635,626
Newmont Mining Corp	58,699	1,371,209
Nucor Corp	35,300	1,555,671
Owens-Illinois Inc *	17,955	411,888
PPG Industries Inc	30,122	3,455,596
Praxair Inc	31,970	3,822,013
Sealed Air Corp	23,368	1,200,648
Sigma-Aldrich Corp	13,178	1,836,354
The Dow Chemical Co	120,471	6,164,501

	Shares	Value
The Mosaic Co	34,425	$1,612,811
The Sherwin-Williams Co	8,792	2,417,976
Vulcan Materials Co	14,575	1,223,280

		64,184,100

Telecommunication Services - 2.2%

AT&T Inc	576,450	20,475,504
CenturyLink Inc	63,150	1,855,347
Frontier Communications Corp	128,009	633,644
Level 3 Communications Inc *	32,668	1,720,624
Verizon Communications Inc	452,738	21,102,118

		45,787,237

Utilities - 2.8%

AES Corp	75,752	1,004,472
AGL Resources Inc	13,251	616,967
Ameren Corp	26,851	1,011,746
American Electric Power Co Inc	54,135	2,867,531
CenterPoint Energy Inc	47,565	905,162
CMS Energy Corp	30,440	969,210
Consolidated Edison Inc	32,410	1,875,891
Dominion Resources Inc	65,875	4,405,061
DTE Energy Co	19,903	1,485,560
Duke Energy Corp	76,802	5,423,757
Edison International	36,053	2,003,826
Entergy Corp	19,972	1,408,026
Eversource Energy	35,056	1,591,893
Exelon Corp	95,100	2,988,042
FirstEnergy Corp	46,564	1,515,658
NextEra Energy Inc	49,316	4,834,447
NiSource Inc	34,935	1,592,687
NRG Energy Inc	37,419	856,147
Pepco Holdings Inc	27,881	751,114
PG&E Corp	53,288	2,616,441
Pinnacle West Capital Corp	12,225	695,480
PPL Corp	73,592	2,168,756
Public Service Enterprise Group Inc	55,996	2,199,523
SCANA Corp	15,777	799,105
Sempra Energy	25,828	2,555,422
TECO Energy Inc	26,328	464,952
The Southern Co	100,685	4,218,701
WEC Energy Group Inc	34,942	1,571,350
Xcel Energy Inc	55,957	1,800,696

		57,197,623

Total Common Stocks (Cost $1,458,359,687)		2,023,001,808

	Principal Amount

SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $48,746,453; collateralized by U.S. Treasury Notes: 2.000% - 2.125% due 06/30/21 - 08/31/21 and value $49,725,025)	$48,746,453	48,746,453

Total Short-Term Investment (Cost $48,746,453)		48,746,453

TOTAL INVESTMENTS - 100.0% (Cost $1,507,106,140)		2,071,748,261

OTHER ASSETS & LIABILITIES, NET - 0.0%		480,489

NET ASSETS - 100.0%		$2,072,228,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Information Technology	19.1%
Financials	16.2%
Health Care	15.1%
Consumer Discretionary	12.4%
Industrials	9.9%
Consumer Staples	9.2%
Energy	7.6%
Materials	3.1%
Others (each less than 3.0%)	7.4%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/15)	508	($1,128,396)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,023,001,808	$2,023,001,808	$-	$-
	Short-Term Investment	48,746,453	-	48,746,453	-

	Total Assets	2,071,748,261	2,023,001,808	48,746,453	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,128,396)	(1,128,396)	-	-

	Total Liabilities	(1,128,396)	(1,128,396)	-	-

	Total	$2,070,619,865	$2,021,873,412	$48,746,453	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

BioScrip Inc Exp 07/27/15 *	76	$-

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	23,721	59,777

Total Rights (Cost $0)		59,777

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	7,573	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 95.8%

Consumer Discretionary - 13.3%

Abercrombie & Fitch Co ‘A’	24,748	532,329
AMC Entertainment Holdings Inc ‘A’ (China)	7,011	215,097
America’s Car-Mart Inc *	2,520	124,286
American Eagle Outfitters Inc	8,049	138,604
American Public Education Inc *	6,086	156,532
Apollo Education Group Inc *	33,572	432,407
Arctic Cat Inc	2,860	94,981
Ascena Retail Group Inc *	49,898	831,051
Ascent Capital Group Inc ‘A’ *	4,741	202,630
Barnes & Noble Inc *	18,045	468,448
Bassett Furniture Industries Inc	1,900	53,979
Beazer Homes USA Inc *	9,761	194,732
bebe stores Inc	10,169	20,338
Belmond Ltd ‘A’ *	34,505	430,967
Big 5 Sporting Goods Corp	6,531	92,806
Biglari Holdings Inc *	591	244,526
Black Diamond Inc *	7,713	71,268
Bob Evans Farms Inc	7,773	396,812
Bravo Brio Restaurant Group Inc *	664	8,997
Bridgepoint Education Inc *	5,940	56,786
BRP Inc * (Canada)	178,667	4,175,572
Brunswick Corp	49,300	2,507,398
Build-A-Bear Workshop Inc *	4,704	75,217
Burlington Stores Inc *	2,775	142,080
Caesars Acquisition Co ‘A’ *	16,565	113,967
Caesars Entertainment Corp *	19,650	120,258
Caleres Inc	110,359	3,507,209
Callaway Golf Co	27,834	248,836
Cambium Learning Group Inc *	4,437	18,946
Career Education Corp *	24,239	79,989
Carmike Cinemas Inc *	8,253	219,035
Carriage Services Inc	4,724	112,809
Carrols Restaurant Group Inc *	1,938	20,155
Cavco Industries Inc *	678	51,148
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	7,414	16,163
Century Communities Inc *	4,996	100,569
Chegg Inc *	16,667	130,669
Cherokee Inc	278	7,834
Christopher & Banks Corp *	13,126	52,635
Citi Trends Inc *	5,230	126,566

	Shares	Value
Columbia Sportswear Co	3,089	$186,761
Conn’s Inc *	9,733	386,400
Cooper Tire & Rubber Co	18,231	616,755
Cooper-Standard Holding Inc *	4,505	276,922
Core-Mark Holding Co Inc	3,972	235,341
Cracker Barrel Old Country Store Inc	425	63,393
Crocs Inc *	202,297	2,975,789
Crown Media Holdings Inc ‘A’ *	2,154	9,736
CSS Industries Inc	3,354	101,459
Cumulus Media Inc ‘A’ *	50,577	102,671
Daily Journal Corp *	387	76,049
Dana Holding Corp	27,302	561,875
Deckers Outdoor Corp *	5,278	379,858
Del Frisco’s Restaurant Group Inc *	7,794	145,202
Denny’s Corp *	9,203	106,847
Destination XL Group Inc *	10,211	51,157
DeVry Education Group Inc	22,676	679,827
DineEquity Inc	410	40,627
DreamWorks Animation SKG Inc ‘A’ *	26,998	712,207
Drew Industries Inc	62,500	3,626,250
Eldorado Resorts Inc *	5,009	39,170
Empire Resorts Inc * (Malaysia)	442	2,250
Entercom Communications Corp ‘A’ *	9,106	103,991
Entravision Communications Corp ‘A’	1,001	8,238
Eros International PLC *	10,033	252,029
Escalade Inc	2,719	50,002
Ethan Allen Interiors Inc	9,084	239,273
EVINE Live Inc *	17,677	47,551
Express Inc *	3,022	54,728
Federal-Mogul Holdings Corp *	10,815	122,750
Fenix Parts Inc *	1,717	17,204
Flexsteel Industries Inc	2,070	89,196
Fred’s Inc ‘A’	13,209	254,802
FTD Cos Inc *	6,561	184,955
Genesco Inc *	50,001	3,301,566
Gentex Corp	246,000	4,039,320
Green Brick Partners Inc *	5,048	55,276
Group 1 Automotive Inc	52,859	4,801,183
Guess? Inc	22,081	423,293
Harte-Hanks Inc	17,328	103,275
Haverty Furniture Cos Inc	7,261	156,983
Helen of Troy Ltd *	11,393	1,110,704
Hemisphere Media Group Inc *	3,219	38,306
Hooker Furniture Corp	3,540	88,889
Houghton Mifflin Harcourt Co *	45,218	1,139,494
Hovnanian Enterprises Inc ‘A’ *	42,830	113,928
Iconix Brand Group Inc *	16,993	424,315
International Speedway Corp ‘A’	9,926	363,986
Intrawest Resorts Holdings Inc *	6,364	73,950
iRobot Corp *	8,597	274,072
Isle of Capri Casinos Inc *	412	7,478
JAKKS Pacific Inc *	6,179	61,110
Johnson Outdoors Inc ‘A’	1,757	41,377
Journal Media Group Inc	8,159	67,638
K12 Inc *	11,997	151,762
KB Home	29,073	482,612
Kona Grill Inc *	1,443	28,009
La-Z-Boy Inc	226,288	5,960,426
Lands’ End Inc *	4,848	120,376
LGI Homes Inc *	3,777	74,709
Libbey Inc	470	19,425
Liberty TripAdvisor Holdings Inc ‘A’ *	18,857	607,573
Lifetime Brands Inc	3,781	55,845
Lumber Liquidators Holdings Inc *	9,644	199,727
M/I Homes Inc *	93,128	2,297,468
MarineMax Inc *	4,423	103,985
Marriott Vacations Worldwide Corp	3,970	364,248
Martha Stewart Living Omnimedia Inc ‘A’ *	2,603	16,243
MDC Holdings Inc	9,099	272,697
MDC Partners Inc ‘A’	11,177	220,187

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Media General Inc *	34,094	$563,233
Meredith Corp	13,084	682,331
Meritage Homes Corp *	13,193	621,258
Metaldyne Performance Group Inc	1,679	30,474
Modine Manufacturing Co *	16,965	182,034
Monarch Casino & Resort Inc *	3,449	70,911
Morgans Hotel Group Co *	6,468	43,594
Motorcar Parts of America Inc *	462	13,902
Movado Group Inc	5,707	155,002
NACCO Industries Inc ‘A’	1,484	90,168
National CineMedia Inc	16,476	262,957
New Media Investment Group Inc	15,917	285,392
Noodles & Co *	1,341	19,579
Penn National Gaming Inc *	26,442	485,211
Performance Sports Group Ltd *	14,925	268,650
Perry Ellis International Inc *	4,359	103,613
Quiksilver Inc *	15,780	10,459
Reading International Inc ‘A’ *	4,672	64,707
Regis Corp *	14,568	229,592
Remy International Inc	10,190	225,301
Rent-A-Center Inc	18,879	535,220
Rentrak Corp *	376	26,245
Ruby Tuesday Inc *	22,155	138,912
Ruth’s Hospitality Group Inc	4,209	67,849
Saga Communications Inc ‘A’	1,279	48,410
Scholastic Corp	9,491	418,838
Sequential Brands Group Inc *	1,786	27,308
SFX Entertainment Inc *	9,052	40,643
Shake Shack Inc ‘A’ *	277	16,695
Shoe Carnival Inc	5,330	153,824
Shutterfly Inc *	4,872	232,930
Sizmek Inc *	7,716	54,784
Skullcandy Inc *	5,274	40,452
Sonic Automotive Inc ‘A’	11,741	279,788
Sonic Corp	5,162	148,666
Speedway Motorsports Inc	4,176	94,586
Sportsman’s Warehouse Holdings Inc *	3,731	42,421
Stage Stores Inc	11,394	199,737
Standard Motor Products Inc	7,051	247,631
Standard Pacific Corp *	52,221	465,289
Stein Mart Inc	10,610	111,087
Strattec Security Corp	1,040	71,448
Strayer Education Inc *	2,312	99,647
Superior Industries International Inc	8,348	152,852
Systemax Inc *	4,252	36,737
Taylor Morrison Home Corp ‘A’ *	11,546	235,077
The Cato Corp ‘A’	92,315	3,578,129
The Children’s Place Inc	5,426	354,915
The EW Scripps Co ‘A’	7,605	173,774
The Finish Line Inc ‘A’	11,819	328,805
The Marcus Corp	6,569	125,993
The Men’s Wearhouse Inc	91,000	5,830,370
The New Home Co Inc *	2,664	45,901
The New York Times Co ‘A’	39,199	535,066
The Pep Boys-Manny Moe & Jack *	351,393	4,311,592
The Ryland Group Inc	10,869	503,996
Thor Industries Inc	74,100	4,170,348
Tilly’s Inc ‘A’ *	4,088	39,531
Time Inc	38,978	896,884
Tower International Inc *	3,315	86,356
Townsquare Media Inc ‘A’ *	2,375	32,253
Travelport Worldwide Ltd	10,934	150,671
TRI Pointe Homes Inc *	54,288	830,606
Tribune Publishing Co	3,068	47,677
Tuesday Morning Corp *	2,816	31,722
Unifi Inc *	4,992	167,232
Universal Electronics Inc *	924	46,052
Universal Technical Institute Inc	7,621	65,541
Vera Bradley Inc *	7,545	85,032
Vitamin Shoppe Inc *	9,947	370,725

	Shares	Value
VOXX International Corp *	6,718	$55,625
WCI Communities Inc *	5,478	133,608
Weight Watchers International Inc * (Luxembourg)	771	3,739
West Marine Inc *	6,327	60,992
Weyco Group Inc	2,227	66,409
William Lyon Homes ‘A’ *	5,970	153,250
Winnebago Industries Inc	82,760	1,952,308
ZAGG Inc *	578	4,578
Zumiez Inc *	1,513	40,291

		90,732,746

Consumer Staples - 3.1%

Alico Inc	1,237	56,110
Arcadia Biosciences Inc *	1,721	10,963
B&G Foods Inc	1,110	31,668
Boulder Brands Inc *	1,448	10,049
Central Garden & Pet Co ‘A’ *	13,367	152,518
Coca-Cola Bottling Co Consolidated	137	20,697
Craft Brew Alliance Inc *	2,364	26,146
Darling Ingredients Inc *	58,813	862,199
Dean Foods Co	18,161	293,663
Diamond Foods Inc *	472	14,811
Elizabeth Arden Inc *	9,319	132,889
Fairway Group Holdings Corp *	4,764	16,960
Fresh Del Monte Produce Inc	11,863	458,624
GrainCorp Ltd ‘A’ (Australia)	540,000	3,540,468
HRG Group Inc *	15,525	201,825
Ingles Markets Inc ‘A’	3,442	164,424
Inter Parfums Inc	3,587	121,707
John B Sanfilippo & Son Inc	2,216	115,010
Lancaster Colony Corp	2,289	207,956
Landec Corp *	7,610	109,812
Maple Leaf Foods Inc (Canada)	412,100	7,816,372
National Beverage Corp *	184	4,138
Nature’s Sunshine Products Inc	3,843	52,841
Nutraceutical International Corp *	3,013	74,542
Oil-Dri Corp of America	1,708	51,889
Omega Protein Corp *	7,783	107,016
Orchids Paper Products Co	2,359	56,781
Post Holdings Inc *	19,519	1,052,660
Revlon Inc ‘A’ *	2,989	109,726
Sanderson Farms Inc	7,982	599,927
Seaboard Corp *	86	309,514
Seneca Foods Corp ‘A’ *	2,901	80,561
Smart & Final Stores Inc *	8,598	153,646
Snyder’s-Lance Inc	17,385	561,014
SpartanNash Co	13,389	435,678
SUPERVALU Inc *	93,153	753,608
Synutra International Inc *	906	6,478
The Andersons Inc	10,089	393,471
Tootsie Roll Industries Inc	4,214	136,154
TreeHouse Foods Inc *	15,253	1,235,951
United Natural Foods Inc *	1,400	89,152
Universal Corp	8,053	461,598
Village Super Market Inc ‘A’	2,578	81,697
Weis Markets Inc	3,919	165,186

		21,338,099

Energy - 6.1%

Abraxas Petroleum Corp *	33,357	98,403
Adams Resources & Energy Inc	770	34,342
Alon USA Energy Inc	11,114	210,055
Approach Resources Inc *	12,851	88,029
Ardmore Shipping Corp (Ireland)	6,434	77,916
Atwood Oceanics Inc	23,011	608,411
Basic Energy Services Inc *	15,128	114,216
Bill Barrett Corp *	17,854	153,366
Bonanza Creek Energy Inc *	17,687	322,788
Bristow Group Inc	69,602	3,709,787

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
C&J Energy Services Ltd *	20,065	$264,858
Callon Petroleum Co *	23,521	195,695
CARBO Ceramics Inc	6,980	290,577
Carrizo Oil & Gas Inc *	17,340	853,822
Clayton Williams Energy Inc *	2,099	138,009
Clean Energy Fuels Corp *	25,315	142,270
Cloud Peak Energy Inc *	21,882	101,970
Contango Oil & Gas Co *	6,217	76,283
Delek US Holdings Inc	9,149	336,866
DHT Holdings Inc	33,132	257,436
Dorian LPG Ltd *	8,895	148,369
Earthstone Energy Inc *	428	8,359
Eclipse Resources Corp *	17,034	89,599
Energen Corp	40,100	2,738,830
Energy Fuels Inc * (Canada)	6,627	29,490
Energy XXI Ltd	33,761	88,791
Era Group Inc *	7,356	150,651
Erin Energy Corp * (United Kingdom)	4,195	16,402
EXCO Resources Inc	55,991	66,069
Exterran Holdings Inc	24,682	805,867
FMSA Holdings Inc *	2,258	18,493
Forum Energy Technologies Inc *	21,100	427,908
Frontline Ltd * (Norway)	38,345	93,562
GasLog Ltd (Monaco)	14,815	295,559
Gastar Exploration Inc *	28,905	89,316
Geospace Technologies Corp *	4,682	107,920
Green Plains Inc	13,500	371,925
Gulfmark Offshore Inc ‘A’	9,155	106,198
Halcon Resources Corp *	130,583	151,476
Hallador Energy Co	2,969	24,761
Helix Energy Solutions Group Inc *	142,688	1,802,149
Hornbeck Offshore Services Inc *	11,423	234,514
Hunting PLC (United Kingdom)	342,262	3,283,953
Independence Contract Drilling Inc *	5,800	51,446
ION Geophysical Corp *	41,567	44,477
Jones Energy Inc ‘A’ *	10,270	92,944
Key Energy Services Inc *	47,481	85,466
Matador Resources Co *	10,562	264,050
Matrix Service Co *	9,493	173,532
McDermott International Inc *	84,990	453,847
Natural Gas Services Group Inc *	4,547	103,763
Navios Maritime Acquisition Corp	29,380	105,474
Newpark Resources Inc *	30,013	244,006
Nordic American Offshore Ltd * (Norway)	6,704	54,571
Nordic American Tankers Ltd	31,755	451,874
North Atlantic Drilling Ltd (Norway)	25,292	30,098
Northern Oil & Gas Inc *	21,986	148,845
Oasis Petroleum Inc *	49,549	785,352
Oil States International Inc *	99,156	3,691,578
Pacific Ethanol Inc *	8,919	92,044
Panhandle Oil & Gas Inc ‘A’	3,095	64,036
Par Petroleum Corp *	510	9,547
Parker Drilling Co *	43,623	144,828
Parsley Energy Inc ‘A’ *	19,150	333,593
PDC Energy Inc *	14,279	765,926
Peabody Energy Corp	98,801	216,374
Penn Virginia Corp *	25,210	110,420
PHI Inc *	4,196	125,964
Pioneer Energy Services Corp *	22,836	144,780
Renewable Energy Group Inc *	15,630	180,683
REX American Resources Corp *	2,353	149,745
Rex Energy Corp *	17,073	95,438
Ring Energy Inc *	7,336	82,090
Rosetta Resources Inc *	26,944	623,484
Rowan Cos PLC ‘A’	163,300	3,447,263
RSP Permian Inc *	19,468	547,246
Sanchez Energy Corp *	18,763	183,877
SandRidge Energy Inc *	153,787	134,871
Scorpio Tankers Inc (Monaco)	63,737	643,106
SEACOR Holdings Inc *	6,493	460,613

	Shares	Value
Seventy Seven Energy Inc *	19,940	$85,543
Ship Finance International Ltd (Norway)	21,132	344,874
Stone Energy Corp *	20,396	256,786
Synergy Resources Corp *	33,023	377,453
Teekay Tankers Ltd ‘A’	30,220	199,754
Tesco Corp	13,796	150,376
TETRA Technologies Inc *	28,394	181,154
Tidewater Inc	16,725	380,159
TransAtlantic Petroleum Ltd *	9,084	46,419
Triangle Petroleum Corp *	16,605	83,357
Ultra Petroleum Corp *	27,966	350,134
Unit Corp *	160,710	4,358,455
W&T Offshore Inc	12,413	68,023
Westmoreland Coal Co *	6,351	131,974

		41,576,972

Financials - 28.4%

1st Source Corp	5,315	181,348
Acadia Realty Trust REIT	24,536	714,243
Access National Corp	2,473	48,075
AG Mortgage Investment Trust Inc REIT	10,393	179,591
Agree Realty Corp REIT	6,356	185,405
Alexander & Baldwin Inc	17,418	686,269
Alexander’s Inc REIT	50	20,500
Altisource Asset Management Corp * (United Kingdom)	61	8,802
Altisource Residential Corp REIT	20,522	345,796
Ambac Financial Group Inc *	13,404	223,043
American Assets Trust Inc REIT	1,494	58,580
American Capital Mortgage Investment Corp REIT	18,577	297,046
American Equity Investment Life Holding Co	27,454	740,709
American National Bankshares Inc	3,190	75,954
American Residential Properties Inc REIT *	11,488	212,528
Ameris Bancorp	11,493	290,658
AMERISAFE Inc	6,774	318,784
Ames National Corp	3,291	82,604
Anchor BanCorp Wisconsin Inc *	2,722	103,382
Anworth Mortgage Asset Corp REIT	37,974	187,212
Apollo Commercial Real Estate Finance Inc REIT	21,011	345,211
Apollo Residential Mortgage Inc REIT	11,498	168,906
Ares Commercial Real Estate Corp REIT	9,882	112,556
Argo Group International Holdings Ltd	9,941	553,714
Arlington Asset Investment Corp ‘A’	6,670	130,465
Armada Hoffler Properties Inc REIT	9,303	92,937
ARMOUR Residential REIT Inc	125,958	353,942
Arrow Financial Corp	3,981	107,606
Arthur J Gallagher & Co	50,900	2,407,570
Ashford Hospitality Prime Inc REIT	8,686	130,464
Ashford Hospitality Trust Inc REIT	29,793	252,049
Aspen Insurance Holdings Ltd	134,380	6,436,802
Associated Estates Realty Corp REIT	20,661	591,524
Astoria Financial Corp	32,182	443,790
Atlas Financial Holdings Inc * (Canada)	1,974	39,144
AV Homes Inc *	4,314	61,992
Baldwin & Lyons Inc ‘B’	3,427	78,890
Banc of California Inc	12,863	176,866
BancFirst Corp	2,585	169,188
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	10,746	345,806
BancorpSouth Inc	34,412	886,453
Bank Mutual Corp	16,730	128,319
Bank of Marin Bancorp	2,147	109,218
BankFinancial Corp	6,673	78,608
Banner Corp	7,479	358,468
Bar Harbor Bankshares	1,977	70,045
BBCN Bancorp Inc	28,380	419,740
BBX Capital Corp ‘A’ *	987	16,029
Bear State Financial Inc *	4,487	41,909

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Beneficial Bancorp Inc *	29,367	$366,794
Berkshire Hills Bancorp Inc	10,538	300,122
Blue Hills Bancorp Inc *	10,058	140,812
Bluerock Residential Growth REIT Inc	6,604	83,607
BNC Bancorp	8,527	164,827
Boston Private Financial Holdings Inc	29,594	396,856
Bridge Bancorp Inc	4,241	113,192
Bridge Capital Holdings *	3,570	106,386
Brookline Bancorp Inc	25,184	284,327
Bryn Mawr Bank Corp	6,262	188,862
BSB Bancorp Inc *	2,752	60,847
C1 Financial Inc *	2,060	39,923
Calamos Asset Management Inc ‘A’	6,415	78,584
Camden National Corp	2,676	103,561
Campus Crest Communities Inc REIT	23,165	128,334
Capital Bank Financial Corp ‘A’ *	8,011	232,880
Capital City Bank Group Inc	3,856	58,881
Capitol Federal Financial Inc	50,182	604,191
Capstead Mortgage Corp REIT	34,572	383,749
Cardinal Financial Corp	10,774	234,765
Cascade Bancorp *	11,102	57,508
Cash America International Inc	9,790	256,400
CatchMark Timber Trust Inc ‘A’ REIT	13,910	160,939
Cathay General Bancorp	28,459	923,495
Cedar Realty Trust Inc REIT	30,478	195,059
CenterState Banks Inc	15,983	215,930
Central Pacific Financial Corp	8,128	193,040
Century Bancorp Inc ‘A’	1,244	50,581
Chambers Street Properties REIT	84,677	673,182
Charter Financial Corp	6,043	74,994
Chatham Lodging Trust REIT	13,701	362,665
Chemical Financial Corp	109,896	3,633,162
Chesapeake Lodging Trust REIT	21,293	649,011
CIFC Corp	2,116	16,780
Citizens & Northern Corp	4,442	91,283
Citizens Inc *	17,306	129,103
City Holding Co	5,440	267,920
Clifton Bancorp Inc	9,779	136,808
CNB Financial Corp	5,262	96,821
CNO Financial Group Inc	70,150	1,287,252
CoBiz Financial Inc	13,003	169,949
Colony Capital Inc ‘A’ REIT	39,918	904,143
Columbia Banking System Inc	20,566	669,218
Community Bank System Inc	14,552	549,629
Community Trust Bancorp Inc	5,609	195,586
CommunityOne Bancorp *	4,452	47,948
ConnectOne Bancorp Inc	10,465	225,311
Consolidated-Tomoka Land Co	1,098	63,289
CorEnergy Infrastructure Trust Inc REIT	16,994	107,402
Cousins Properties Inc REIT	77,286	802,229
Cowen Group Inc ‘A’ *	37,681	241,158
Crawford & Co ‘B’	7,150	60,274
CU Bancorp *	5,855	129,747
CubeSmart REIT	12,906	298,903
Customers Bancorp Inc *	9,539	256,504
CVB Financial Corp	37,883	667,120
CyrusOne Inc REIT	1,590	46,825
CYS Investments Inc REIT	57,413	443,802
DCT Industrial Trust Inc REIT	31,686	996,208
DiamondRock Hospitality Co REIT	71,633	917,619
Dime Community Bancshares Inc	11,221	190,084
Donegal Group Inc ‘A’	3,048	46,421
DuPont Fabros Technology Inc REIT	14,632	430,912
Dynex Capital Inc REIT	20,194	153,878
Eagle Bancorp Inc *	2,603	114,428
EastGroup Properties Inc REIT	9,170	515,629
Education Realty Trust Inc REIT	17,272	541,650
EMC Insurance Group Inc	2,816	70,585
Employers Holdings Inc	4,531	103,216
Encore Capital Group Inc *	7,724	330,124

	Shares	Value
Enova International Inc *	1,203	$22,472
Enstar Group Ltd *	3,228	500,179
Enterprise Bancorp Inc	2,711	63,546
Enterprise Financial Services Corp	7,177	163,420
EPR Properties REIT	20,386	1,116,745
Equity One Inc REIT	23,912	558,106
EverBank Financial Corp	342,169	6,723,621
Excel Trust Inc REIT	128,671	2,029,142
Ezcorp Inc ‘A’ *	18,516	137,574
Farmers Capital Bank Corp *	2,576	73,236
FBL Financial Group Inc ‘A’	3,414	197,056
FCB Financial Holdings Inc ‘A’ *	9,908	315,074
Federal Agricultural Mortgage Corp ‘C’	3,754	109,091
Federated National Holding Co	5,025	121,605
FelCor Lodging Trust Inc REIT	51,035	504,226
Fidelity & Guaranty Life	4,043	95,536
Fidelity Southern Corp	6,011	104,832
Financial Institutions Inc	5,123	127,255
First American Financial Corp	38,618	1,436,976
First Bancorp Inc	3,759	73,075
First Bancorp NC	7,130	118,928
First BanCorp PR *	41,299	199,061
First Busey Corp	25,866	169,940
First Business Financial Services Inc	1,534	71,914
First Cash Financial Services Inc *	761	34,694
First Citizens BancShares Inc ‘A’	2,748	722,834
First Commonwealth Financial Corp	31,872	305,652
First Community Bancshares Inc	6,075	110,686
First Connecticut Bancorp Inc	5,812	92,236
First Defiance Financial Corp	3,347	125,613
First Financial Bancorp	21,958	393,927
First Financial Bankshares Inc	9,611	332,925
First Financial Corp	3,970	141,967
First Industrial Realty Trust Inc REIT	39,475	739,367
First Interstate BancSystem Inc ‘A’	6,965	193,209
First Merchants Corp	13,475	332,832
First Midwest Bancorp Inc	27,783	527,043
First NBC Bank Holding Co *	5,466	196,776
First Potomac Realty Trust REIT	21,032	216,630
FirstMerit Corp	59,077	1,230,574
Flagstar Bancorp Inc *	7,376	136,308
Flushing Financial Corp	10,617	223,063
FNB Corp	62,358	892,967
FNFV Group *	28,393	436,684
Forestar Group Inc *	11,954	157,315
Fox Chase Bancorp Inc	4,232	71,605
Franklin Financial Network Inc *	1,921	44,068
Franklin Street Properties Corp REIT	32,130	363,390
FRP Holdings Inc *	2,427	78,708
Fulton Financial Corp	62,412	815,101
GAIN Capital Holdings Inc	9,682	92,560
German American Bancorp Inc	4,774	140,594
Getty Realty Corp REIT	9,284	151,886
Glacier Bancorp Inc	26,908	791,633
Gladstone Commercial Corp REIT	7,434	123,107
Global Indemnity PLC *	2,987	83,875
Government Properties Income Trust REIT	22,246	412,663
Gramercy Property Trust Inc REIT	20,406	476,888
Great Ajax Corp REIT	1,727	24,489
Great Southern Bancorp Inc	3,747	157,899
Great Western Bancorp Inc (Australia)	14,636	352,874
Green Bancorp Inc *	3,560	54,682
Green Dot Corp ‘A’ *	16,326	312,153
Greenlight Capital Re Ltd ‘A’ *	10,344	301,734
Guaranty Bancorp	5,315	87,751
Hallmark Financial Services Inc *	5,131	58,391
Hampton Roads Bankshares Inc *	11,503	23,926
Hancock Holding Co	27,771	886,173
Hanmi Financial Corp	11,383	282,754

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	11,596	$232,500
Hatteras Financial Corp REIT	34,750	566,425
HCC Insurance Holdings Inc	35,000	2,689,400
HCI Group Inc	2,684	118,660
Healthcare Realty Trust Inc REIT	35,790	832,475
Heartland Financial USA Inc	6,290	234,114
Heritage Commerce Corp	7,610	73,132
Heritage Financial Corp	10,879	194,408
Heritage Financial Group Inc	2,190	66,094
Heritage Insurance Holdings Inc *	3,219	74,005
Heritage Oaks Bancorp	8,648	68,060
Hersha Hospitality Trust REIT	17,517	449,136
Highwoods Properties Inc REIT	33,538	1,339,843
Hilltop Holdings Inc *	17,480	421,093
Hingham Institution for Savings	449	51,684
Home BancShares Inc	3,727	136,259
HomeStreet Inc *	5,444	124,232
HomeTrust Bancshares Inc *	7,311	122,532
Horace Mann Educators Corp	14,652	533,040
Horizon Bancorp	3,366	84,015
Hudson Pacific Properties Inc REIT	26,543	753,025
Hudson Valley Holding Corp	5,354	151,036
IBERIABANK Corp	13,562	925,335
Impac Mortgage Holdings Inc *	262	5,015
Independence Holding Co	2,602	34,320
Independence Realty Trust Inc REIT	8,376	63,071
Independent Bank Corp MA	9,296	435,889
Independent Bank Corp MI	6,057	82,133
Independent Bank Group Inc	3,431	147,190
Infinity Property & Casualty Corp	4,045	306,773
InfraREIT Inc	7,757	219,989
Inland Real Estate Corp REIT	21,485	202,389
International Bancshares Corp	19,307	518,779
INTL FCStone Inc *	3,984	132,428
Invesco Mortgage Capital Inc REIT	44,066	631,025
Investment Technology Group Inc	10,624	263,475
Investors Bancorp Inc	124,079	1,526,172
Investors Real Estate Trust REIT	43,543	310,897
iStar Financial Inc REIT *	30,410	405,061
James River Group Holdings Ltd	3,880	100,376
Janus Capital Group Inc	47,962	821,109
Kansas City Life Insurance Co	1,304	59,606
KCG Holdings Inc ‘A’ *	13,784	169,957
Kearny Financial Corp *	33,193	370,434
Kemper Corp	15,477	596,638
Kennedy-Wilson Holdings Inc	29,900	735,241
Kite Realty Group Trust REIT	29,711	727,028
Ladder Capital Corp ‘A’ REIT	13,999	242,883
Ladenburg Thalmann Financial Services Inc *	33,242	116,347
Lakeland Bancorp Inc	13,662	162,441
Lakeland Financial Corp	5,931	257,227
LaSalle Hotel Properties REIT	40,289	1,428,648
LegacyTexas Financial Group Inc	16,928	511,226
Lexington Realty Trust REIT	73,417	622,576
LTC Properties Inc REIT	113,456	4,719,770
Mack-Cali Realty Corp REIT	31,803	586,129
Maiden Holdings Ltd	15,925	251,296
MainSource Financial Group Inc	7,710	169,234
Marlin Business Services Corp	3,207	54,134
MB Financial Inc	26,674	918,653
MBIA Inc *	55,534	333,759
Meadowbrook Insurance Group Inc	18,019	154,963
Medical Properties Trust Inc REIT	74,618	978,242
Mercantile Bank Corp	6,087	130,323
Merchants Bancshares Inc	1,833	60,617
Meridian Bancorp Inc *	16,564	222,123
Meta Financial Group Inc	2,473	106,141
Metro Bancorp Inc	4,265	111,487
MGIC Investment Corp *	66,808	760,275

	Shares	Value
MidWestOne Financial Group Inc	2,693	$88,654
Moelis & Co ‘A’	755	21,676
Monmouth Real Estate Investment Corp REIT	21,290	206,939
Monogram Residential Trust Inc REIT	59,158	533,605
Montpelier Re Holdings Ltd (Bermuda)	65,005	2,567,697
National Bank Holdings Corp ‘A’	13,231	275,602
National Bankshares Inc	2,517	73,647
National Commerce Corp *	2,096	54,077
National General Holdings Corp	11,463	238,774
National Health Investors Inc REIT	8,767	546,184
National Interstate Corp	2,000	54,640
National Penn Bancshares Inc	49,695	560,560
National Storage Affiliates Trust REIT	483	5,989
National Western Life Insurance Co ‘A’	798	191,113
Nationstar Mortgage Holdings Inc *	13,991	235,049
NBT Bancorp Inc	15,683	410,424
Nelnet Inc ‘A’	8,424	364,843
New Residential Investment Corp REIT	70,964	1,081,491
New Senior Investment Group Inc REIT	23,599	315,519
New York Mortgage Trust Inc REIT	39,516	295,580
New York REIT Inc	58,046	577,558
NewBridge Bancorp	12,982	115,929
NewStar Financial Inc *	8,638	95,018
NexPoint Residential Trust Inc REIT	6,700	89,981
NMI Holdings Inc ‘A’ *	17,844	143,109
Northfield Bancorp Inc	16,851	253,608
Northwest Bancshares Inc	33,808	433,419
OceanFirst Financial Corp	4,883	91,068
Ocwen Financial Corp *	38,214	389,783
OFG Bancorp	139,668	1,490,258
Old National Bancorp	41,750	603,705
Old Republic International Corp	239,700	3,746,511
Old Second Bancorp Inc *	7,875	51,975
One Liberty Properties Inc REIT	4,586	97,590
OneBeacon Insurance Group Ltd ‘A’	8,152	118,286
Oppenheimer Holdings Inc ‘A’	3,733	98,103
Opus Bank	3,672	132,853
Orchid Island Capital Inc REIT	6,576	73,717
Oritani Financial Corp	15,857	254,505
Pacific Continental Corp	7,085	95,860
Pacific Premier Bancorp Inc *	7,786	132,051
Palmetto Bancshares Inc	1,574	31,118
Park National Corp	4,623	403,912
Park Sterling Corp	16,285	117,252
Parkway Properties Inc REIT	30,203	526,740
Peapack Gladstone Financial Corp	5,564	123,632
Pebblebrook Hotel Trust REIT	25,610	1,098,157
Penns Woods Bancorp Inc	1,731	76,320
Pennsylvania REIT	24,637	525,754
PennyMac Financial Services Inc ‘A’ *	1,725	31,257
PennyMac Mortgage Investment Trust REIT	22,115	385,464
Peoples Bancorp Inc	44,136	1,030,134
Peoples Financial Services Corp	2,724	107,898
PHH Corp *	17,695	460,601
Physicians Realty Trust REIT	25,166	386,550
PICO Holdings Inc *	8,210	120,851
Pinnacle Financial Partners Inc	11,836	643,523
Piper Jaffray Cos *	5,720	249,621
Potlatch Corp REIT	3,892	137,465
Preferred Apartment Communities Inc ‘A’ REIT	7,714	76,754
Preferred Bank	4,179	125,579
Primerica Inc	18,296	835,944
PrivateBancorp Inc	27,951	1,113,009
Prosperity Bancshares Inc	24,968	1,441,652
Provident Financial Services Inc	23,380	443,986
PS Business Parks Inc REIT	6,191	446,681
QCR Holdings Inc	4,067	88,498
QTS Realty Trust Inc ‘A’ REIT	407	14,835

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Radian Group Inc	68,129	$1,278,100
RAIT Financial Trust REIT	29,517	180,349
Ramco-Gershenson Properties Trust REIT	28,269	461,350
RCS Capital Corp ‘A’ *	17,509	134,119
RE/MAX Holdings Inc ‘A’	4,115	146,124
Redwood Trust Inc REIT	30,168	473,638
Regional Management Corp *	3,562	63,617
Renasant Corp	11,261	367,109
Republic Bancorp Inc ‘A’	3,553	91,312
Resource America Inc ‘A’	5,014	42,168
Resource Capital Corp REIT	48,378	187,223
Retail Opportunity Investments Corp REIT	33,430	522,177
Rexford Industrial Realty Inc REIT	19,856	289,500
RLI Corp	15,392	790,995
RLJ Lodging Trust REIT	29,943	891,703
Rouse Properties Inc REIT	13,038	213,171
S&T Bancorp Inc	12,380	366,324
Sabra Health Care REIT Inc	17,890	460,489
Safeguard Scientifics Inc *	7,422	144,432
Safety Insurance Group Inc	5,315	306,729
Sandy Spring Bancorp Inc	8,823	246,868
Saul Centers Inc REIT	435	21,398
Seacoast Banking Corp of Florida *	8,248	130,318
Select Income REIT	22,318	460,644
Selective Insurance Group Inc	20,318	569,920
ServisFirst Bancshares Inc	7,800	293,046
Sierra Bancorp	4,302	74,468
Silver Bay Realty Trust Corp REIT	13,000	211,770
Simmons First National Corp ‘A’	10,557	492,801
South State Corp	8,155	619,698
Southside Bancshares Inc	9,040	264,239
Southwest Bancorp Inc	6,857	127,609
Sovran Self Storage Inc REIT	1,624	141,142
Square 1 Financial Inc ‘A’ *	3,905	106,802
STAG Industrial Inc REIT	23,180	463,600
StanCorp Financial Group Inc	107,800	8,150,758
Starwood Waypoint Residential Trust REIT	13,615	323,492
State Auto Financial Corp	5,386	128,995
State Bank Financial Corp	12,764	276,979
State National Cos Inc	10,152	109,946
Sterling Bancorp	32,510	477,897
Stewart Information Services Corp	8,186	325,803
Stifel Financial Corp *	24,190	1,396,731
Stock Yards Bancorp Inc	5,303	200,400
Stonegate Bank	3,943	116,989
Stonegate Mortgage Corp *	4,361	43,915
STORE Capital Corp REIT	11,890	238,989
Strategic Hotels & Resorts Inc REIT *	97,906	1,186,621
Suffolk Bancorp	4,220	108,285
Summit Hotel Properties Inc REIT	31,078	404,325
Sun Bancorp Inc *	3,209	61,773
Sun Communities Inc REIT	13,892	858,942
Sunstone Hotel Investors Inc REIT	74,408	1,116,864
Susquehanna Bancshares Inc	64,915	916,600
Symetra Financial Corp	26,736	646,209
Talmer Bancorp Inc ‘A’	19,336	323,878
Tejon Ranch Co *	4,819	123,896
Terreno Realty Corp REIT	15,393	303,242
Territorial Bancorp Inc	3,114	75,546
Texas Capital Bancshares Inc *	15,123	941,256
The Bancorp Inc *	12,126	112,529
The First of Long Island Corp	4,421	122,550
The GEO Group Inc REIT	26,572	907,700
The Hanover Insurance Group Inc	85,500	6,329,565
The JG Wentworth Co ‘A’ *	5,160	47,472
The Navigators Group Inc *	3,772	292,556
The St Joe Co *	17,593	273,219
Third Point Reinsurance Ltd *	27,919	411,805
Tiptree Financial Inc ‘A’	10,259	74,378
Tompkins Financial Corp	5,340	286,865

	Shares	Value
Towne Bank	16,246	$264,647
Trade Street Residential Inc REIT	6,769	45,082
TriCo Bancshares	8,147	195,935
TriState Capital Holdings Inc *	7,652	98,940
Triumph Bancorp Inc *	5,218	68,617
TrustCo Bank Corp NY	339,476	2,386,516
Trustmark Corp	24,099	601,993
UMB Financial Corp	14,020	799,420
UMH Properties Inc REIT	7,984	78,243
Umpqua Holdings Corp	78,418	1,410,740
Union Bankshares Corp	16,112	374,443
United Bankshares Inc	24,715	994,284
United Community Banks Inc	17,822	371,945
United Community Financial Corp	17,689	94,636
United Development Funding IV REIT	10,846	189,588
United Financial Bancorp Inc	14,558	195,805
United Fire Group Inc	7,236	237,051
United Insurance Holdings Corp	6,092	94,670
Univest Corp of Pennsylvania	6,819	138,835
Urstadt Biddle Properties Inc ‘A’ REIT	7,144	133,450
Validus Holdings Ltd	68,590	3,017,274
Valley National Bancorp	83,069	856,441
Virtus Investment Partners Inc	2,298	303,910
Walker & Dunlop Inc *	4,790	128,085
Walter Investment Management Corp *	13,490	308,516
Washington REIT	24,331	631,389
Washington Federal Inc	33,860	790,631
Washington Trust Bancorp Inc	5,290	208,849
Waterstone Financial Inc	10,882	143,642
Webster Financial Corp	32,332	1,278,731
WesBanco Inc	13,584	462,128
West Bancorp Inc	5,776	114,596
Westamerica Bancorp	9,115	461,675
Western Alliance Bancorp *	12,069	407,449
Western Asset Mortgage Capital Corp REIT	15,126	223,411
Whitestone REIT	8,480	110,410
Wilshire Bancorp Inc	25,228	318,630
Wintrust Financial Corp	16,885	901,321
World Acceptance Corp *	978	60,157
WSFS Financial Corp	10,146	277,493
Xenia Hotels & Resorts Inc REIT	39,714	863,382
Yadkin Financial Corp *	8,866	185,743

		193,101,534

Health Care - 5.6%

ACADIA Pharmaceuticals Inc *	2,190	91,717
Aceto Corp	1,360	33,497
Acorda Therapeutics Inc *	1,349	44,962
Adamas Pharmaceuticals Inc *	3,686	96,647
Addus HomeCare Corp *	2,067	57,587
Affymetrix Inc *	19,844	216,696
Agenus Inc *	5,449	47,025
Akebia Therapeutics Inc *	8,657	89,081
Alliance HealthCare Services Inc *	1,220	22,802
Almost Family Inc *	2,567	102,449
Amedisys Inc *	2,070	82,241
Amphastar Pharmaceuticals Inc *	3,773	66,329
Amsurg Corp *	13,034	911,728
Analogic Corp	4,028	317,809
AngioDynamics Inc *	9,009	147,748
Anika Therapeutics Inc *	1,135	37,489
Aratana Therapeutics Inc *	987	14,923
Array BioPharma Inc *	9,251	66,700
Arrowhead Research Corp *	9,554	68,311
Assembly Biosciences Inc *	295	5,682
AtriCure Inc *	2,488	61,304
BioCryst Pharmaceuticals Inc *	5,046	75,337
BioScrip Inc *	24,519	89,004
Calithera Biosciences Inc *	3,926	28,032
Cardiovascular Systems Inc *	573	15,156

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Celldex Therapeutics Inc *	3,235	$81,587
Cerus Corp *	5,115	26,547
CONMED Corp	9,817	572,037
Cross Country Healthcare Inc *	4,408	55,893
CryoLife Inc	9,167	103,404
Cutera Inc *	1,596	24,706
Cynosure Inc ‘A’ *	673	25,964
Cytokinetics Inc *	6,049	40,649
Dermira Inc *	2,888	50,684
Emergent BioSolutions Inc *	3,209	105,737
Endocyte Inc *	13,283	68,939
Entellus Medical Inc *	308	7,968
Exactech Inc *	3,627	75,550
Five Star Quality Care Inc *	15,462	74,218
Genesis Healthcare Inc *	6,567	43,342
Geron Corp *	3,256	13,936
Gerresheimer AG (Germany)	98,500	6,138,215
Greatbatch Inc *	9,082	489,701
Haemonetics Corp *	9,630	398,297
Halyard Health Inc *	16,546	670,113
Hanger Inc *	12,599	295,321
Harvard Bioscience Inc *	11,488	65,482
Healthways Inc *	11,011	131,912
Hill-Rom Holdings Inc	83,000	4,509,390
ICU Medical Inc *	1,797	171,901
Idera Pharmaceuticals Inc *	3,119	11,571
Ignyta Inc *	2,632	39,717
Immunomedics Inc *	2,658	10,791
Inovio Pharmaceuticals Inc *	2,616	21,347
Integra LifeSciences Holdings Corp *	5,091	342,981
Invacare Corp	91,732	1,984,163
IPC Healthcare Inc *	2,460	136,259
Kindred Healthcare Inc	29,697	602,552
LeMaitre Vascular Inc	2,558	30,849
Lexicon Pharmaceuticals Inc *	8,779	70,671
LHC Group Inc *	4,350	166,387
Loxo Oncology Inc *	2,737	49,348
Luminex Corp *	14,213	245,316
Magellan Health Inc *	9,729	681,711
MedAssets Inc *	1,250	27,575
Meridian Bioscience Inc	2,346	43,729
Merit Medical Systems Inc *	15,682	337,790
Merrimack Pharmaceuticals Inc *	2,175	26,894
National HealthCare Corp	3,590	233,314
National Research Corp ‘A’	570	8,100
Navidea Biopharmaceuticals Inc *	11,299	18,191
Ocata Therapeutics Inc *	1,535	8,089
Omeros Corp *	847	15,238
OraSure Technologies Inc *	18,593	100,216
Orthofix International NV *	6,697	221,805
Osiris Therapeutics Inc *	513	9,983
Owens & Minor Inc	22,487	764,558
Oxford Immunotec Global PLC *	325	4,501
PDL BioPharma Inc	58,532	376,361
Peregrine Pharmaceuticals Inc *	3,676	4,816
PharMerica Corp *	10,828	360,572
Quidel Corp *	5,975	137,126
Rigel Pharmaceuticals Inc *	7,131	22,890
Rockwell Medical Inc *	1,926	31,047
RTI Surgical Inc *	3,691	23,844
Select Medical Holdings Corp	2,303	37,309
Spectrum Pharmaceuticals Inc *	17,551	120,049
Stemline Therapeutics Inc *	4,574	53,836
STERIS Corp	95,900	6,179,796
Surgical Care Affiliates Inc *	390	14,968
SurModics Inc *	3,761	88,083
Teleflex Inc	42,000	5,688,900
The Ensign Group Inc	614	31,351
The Medicines Co *	21,232	607,447
Theravance Biopharma Inc * (Cayman)	9,062	117,987

	Shares	Value
Theravance Inc	3,908	$70,618
Threshold Pharmaceuticals Inc *	1,286	5,195
Tokai Pharmaceuticals Inc *	1,984	26,387
Tornier NV *	5,822	145,492
TransEnterix Inc *	11,029	33,087
Triple-S Management Corp ‘B’ *	8,615	221,061
Trupanion Inc *	942	7,762
Unilife Corp *	6,897	14,829
Universal American Corp *	17,624	178,355
Vanda Pharmaceuticals Inc *	2,988	37,918
Verastem Inc *	9,998	75,385
Versartis Inc *	7,339	111,700
Vocera Communications Inc *	3,099	35,484
Wright Medical Group Inc *	9,143	240,095
XOMA Corp *	5,566	21,596

		38,366,741

Industrials - 19.5%

AAR Corp	242,547	7,729,973
ABM Industries Inc	19,941	655,461
Acacia Research Corp	18,257	160,114
ACCO Brands Corp *	39,228	304,802
Accuride Corp *	1,531	5,894
Actuant Corp ‘A’	21,256	490,801
Aegion Corp *	13,042	247,015
Aerojet Rocketdyne Holdings Inc *	11,766	242,497
Aerovironment Inc *	6,955	181,386
Air Transport Services Group Inc *	18,839	197,621
Aircastle Ltd	22,152	502,186
Alamo Group Inc	3,435	187,688
Albany International Corp ‘A’	8,700	346,260
Altra Industrial Motion Corp	1,826	49,631
Ameresco Inc ‘A’ *	7,093	54,261
American Railcar Industries Inc	2,494	121,308
American Science & Engineering Inc	2,626	115,045
Apogee Enterprises Inc	19,500	1,026,480
Applied Industrial Technologies Inc	8,662	343,448
ArcBest Corp	6,225	197,955
Argan Inc	567	22,867
Astec Industries Inc	132,555	5,543,450
Atlas Air Worldwide Holdings Inc *	8,905	489,419
Barnes Group Inc	19,521	761,124
Beacon Roofing Supply Inc *	13,321	442,524
Brady Corp ‘A’	17,022	421,124
Briggs & Stratton Corp	28,834	555,343
CAI International Inc *	6,175	127,143
Carlisle Cos Inc	59,800	5,987,176
Casella Waste Systems Inc ‘A’ *	11,523	64,644
CBIZ Inc *	17,532	169,008
CDI Corp	5,123	66,599
CECO Environmental Corp	7,717	87,434
Celadon Group Inc	3,113	64,377
Chart Industries Inc *	10,869	388,567
CIRCOR International Inc	6,081	331,597
Civeo Corp	38,126	117,047
CLARCOR Inc	1,019	63,423
Columbus McKinnon Corp	7,119	177,975
Comfort Systems USA Inc	836	19,186
Con-way Inc	20,498	786,508
Covenant Transportation Group Inc ‘A’ *	198	4,962
CRA International Inc *	3,298	91,915
Cubic Corp	7,696	366,176
Curtiss-Wright Corp	15,975	1,157,229
Deluxe Corp	8,035	498,170
DigitalGlobe Inc *	25,827	717,732
Douglas Dynamics Inc	5,959	127,999
Ducommun Inc *	3,926	100,780
DXP Enterprises Inc *	3,112	144,708
Eagle Bulk Shipping Inc *	7,689	53,592
EMCOR Group Inc	161,590	7,719,154

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Encore Wire Corp	1,681	$74,451
EnerSys	86,578	6,085,568
Engility Holdings Inc	6,387	160,697
Ennis Inc	9,202	171,065
EnPro Industries Inc	31,160	1,782,975
ESCO Technologies Inc	9,303	348,025
Essendant Inc	13,662	536,234
Esterline Technologies Corp *	11,080	1,056,367
Exponent Inc	432	19,345
Federal Signal Corp	22,333	332,985
Franklin Covey Co *	3,872	78,563
Franklin Electric Co Inc	84,203	2,722,283
FreightCar America Inc	2,267	47,335
FTI Consulting Inc *	13,610	561,276
FuelCell Energy Inc *	63,076	61,619
Furmanite Corp *	1,971	16,005
G&K Services Inc ‘A’	1,962	135,653
General Cable Corp	1,513	29,851
Genesee & Wyoming Inc ‘A’ *	11,200	853,216
Gibraltar Industries Inc *	217,147	4,423,284
Global Brass & Copper Holdings Inc	817	13,897
Golden Ocean Group Ltd (Bermuda)	23,944	92,184
GrafTech International Ltd *	42,885	212,710
Graham Corp	3,556	72,862
Granite Construction Inc	142,122	5,046,752
Great Lakes Dredge & Dock Corp *	19,726	117,567
Griffon Corp	31,026	493,934
HC2 Holdings Inc *	2,612	23,377
Heidrick & Struggles International Inc	6,205	161,826
Heritage-Crystal Clean Inc *	4,071	59,844
Hill International Inc *	12,922	67,970
Hillenbrand Inc	77,700	2,385,390
Hub Group Inc ‘A’ *	1,100	44,374
Hurco Cos Inc	2,351	81,392
Huron Consulting Group Inc *	7,245	507,802
Hyster-Yale Materials Handling Inc	2,403	166,480
ICF International Inc *	6,972	243,044
InnerWorkings Inc *	8,143	54,314
Insteel Industries Inc	596	11,145
Kadant Inc	3,285	155,052
Kaman Corp	8,833	370,456
Kelly Services Inc ‘A’	10,472	160,745
Kennametal Inc	54,660	1,864,999
Kimball International Inc ‘B’	7,968	96,891
KLX Inc *	18,751	827,482
Korn/Ferry International	8,167	283,967
Kratos Defense & Security Solutions Inc *	16,175	101,903
Lawson Products Inc *	519	12,186
LB Foster Co ‘A’	3,719	128,715
Lincoln Electric Holdings Inc	26,300	1,601,407
Lindsay Corp	32,236	2,833,867
LSI Industries Inc	7,771	72,581
Lydall Inc *	4,017	118,743
Marten Transport Ltd	7,528	163,358
MasTec Inc *	23,772	472,350
Matson Inc	1,301	54,694
Matthews International Corp ‘A’	11,133	591,608
McGrath RentCorp	129,719	3,947,349
Meritor Inc *	15,376	201,733
Miller Industries Inc	3,767	75,152
Mistras Group Inc *	2,567	48,722
Mobile Mini Inc	14,768	620,847
Moog Inc ‘A’ *	12,550	887,034
MRC Global Inc *	36,641	565,737
MSA Safety Inc	88,419	4,289,206
Mueller Industries Inc	176,507	6,128,323
MYR Group Inc *	7,466	231,147
National Presto Industries Inc	1,732	139,114
Navigant Consulting Inc *	17,223	256,106
Navios Maritime Holdings Inc (Monaco)	28,996	107,865

	Shares	Value
Navistar International Corp *	17,063	$386,136
Neff Corp ‘A’ *	2,436	24,579
NL Industries Inc *	2,221	16,458
Northwest Pipe Co *	3,425	69,767
Orion Marine Group Inc *	10,048	72,547
Pendrell Corp *	59,414	81,397
Plug Power Inc *	25,192	61,720
Powell Industries Inc	24,249	852,837
PowerSecure International Inc *	6,604	97,475
Preformed Line Products Co	947	35,721
Primoris Services Corp	4,378	86,684
Quad/Graphics Inc	10,212	189,024
Quality Distribution Inc *	7,257	112,193
Quanex Building Products Corp	11,099	237,852
Radiant Logistics Inc *	448	3,275
Raven Industries Inc	11,754	238,959
Regal Beloit Corp	100,800	7,317,072
Republic Airways Holdings Inc *	18,131	166,443
Resources Connection Inc	10,973	176,556
Roadrunner Transportation Systems Inc *	6,069	156,580
RPX Corp *	16,925	286,033
Rush Enterprises Inc ‘A’ *	12,554	329,040
Safe Bulkers Inc (Greece)	13,674	44,030
Scorpio Bulkers Inc *	64,056	104,411
Simpson Manufacturing Co Inc	106,874	3,633,716
SkyWest Inc	18,392	276,616
SP Plus Corp *	387	10,105
Sparton Corp *	1,441	39,368
Standex International Corp	1,210	96,715
TAL International Group Inc *	11,824	373,638
Teledyne Technologies Inc *	9,350	986,519
Tennant Co	432	28,227
Tetra Tech Inc	21,472	550,542
Textainer Group Holdings Ltd	7,849	204,152
The ExOne Co *	3,712	41,203
The Gorman-Rupp Co	5,118	143,713
The KEYW Holding Corp *	11,956	111,430
Thermon Group Holdings Inc *	9,811	236,151
Titan International Inc	14,520	155,945
Titan Machinery Inc *	6,126	90,236
TRC Cos Inc *	6,036	61,265
TriMas Corp *	15,073	446,161
TriNet Group Inc *	1,192	30,217
Tutor Perini Corp *	13,400	289,172
Twin Disc Inc	2,936	54,727
Ultrapetrol Bahamas Ltd * (Argentina)	6,819	7,705
UniFirst Corp	5,289	591,575
Universal Forest Products Inc	142,169	7,397,053
Universal Truckload Services Inc	991	21,762
USA Truck Inc *	2,225	47,237
UTi Worldwide Inc *	32,849	328,162
Vectrus Inc *	220	5,471
Veritiv Corp *	2,881	105,041
Viad Corp	7,173	194,460
Vicor Corp *	767	9,350
Virgin America Inc *	595	16,351
Volt Information Sciences Inc *	1,159	11,254
VSE Corp	1,492	79,837
Wabash National Corp *	329,400	4,130,676
Watts Water Technologies Inc ‘A’	33,331	1,728,212
Werner Enterprises Inc	12,056	316,470
Wesco Aircraft Holdings Inc *	21,891	331,649
West Corp	16,030	482,503
Woodward Inc	7,211	396,533
XPO Logistics Inc *	4,489	202,813
YRC Worldwide Inc *	9,404	122,064

		133,124,563

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Information Technology - 6.5%

6D Global Technologies Inc *	3,470	$22,694
Actua Corp *	14,470	206,342
Acxiom Corp *	27,844	489,498
ADTRAN Inc	18,953	307,986
Advanced Energy Industries Inc *	6,653	182,891
Advanced Micro Devices Inc *	126,638	303,931
Agilysys Inc *	5,608	51,481
Alpha & Omega Semiconductor Ltd *	7,842	68,539
Amber Road Inc *	295	2,071
American Software Inc ‘A’	7,180	68,210
Amkor Technology Inc *	35,154	210,221
Anixter International Inc *	10,151	661,338
Applied Micro Circuits Corp *	20,999	141,743
Applied Optoelectronics Inc *	999	17,343
Avid Technology Inc *	4,178	55,735
AVX Corp (Japan)	16,238	218,563
Axcelis Technologies Inc *	40,514	119,921
Bankrate Inc * (United Kingdom)	23,728	248,907
Bazaarvoice Inc *	11,845	69,767
Bel Fuse Inc ‘B’	3,693	75,780
Benchmark Electronics Inc *	18,670	406,633
Black Box Corp	5,499	109,980
Blucora Inc *	14,593	235,677
Bottomline Technologies De Inc *	2,257	62,767
Brightcove Inc *	699	4,795
Brooks Automation Inc	23,833	272,888
Cabot Microelectronics Corp *	1,359	64,022
CACI International Inc ‘A’ *	8,617	697,029
Calix Inc *	15,918	121,136
Care.com Inc *	5,792	34,289
Cascade Microtech Inc *	1,056	16,078
Cass Information Systems Inc	1,764	99,172
CEVA Inc *	3,802	73,873
Checkpoint Systems Inc	15,049	153,199
Ciber Inc *	28,212	97,331
Coherent Inc *	7,754	492,224
Cohu Inc	184,659	2,443,039
Comtech Telecommunications Corp	5,773	167,706
Control4 Corp *	7,395	65,742
Convergys Corp	35,212	897,554
CTS Corp	11,871	228,754
Cyan Inc *	7,929	41,548
Daktronics Inc	10,680	126,665
Datalink Corp *	6,932	61,972
Dealertrack Technologies Inc *	13,432	843,395
DHI Group Inc *	10,088	89,682
Digi International Inc *	8,834	84,365
Digimarc Corp *	196	8,847
Digital Turbine Inc *	1,155	3,488
Diodes Inc *	13,270	319,940
DSP Group Inc *	8,003	82,671
DTS Inc *	764	23,294
Electro Rent Corp	5,827	63,281
EMCORE Corp *	8,721	52,500
EnerNOC Inc *	9,623	93,343
Entegris Inc *	20,799	303,041
Epiq Systems Inc	7,228	122,009
ePlus Inc *	1,854	142,109
Everyday Health Inc *	663	8,473
Exar Corp *	11,788	115,287
ExlService Holdings Inc *	889	30,742
Extreme Networks Inc *	32,551	87,562
Fabrinet * (Thailand)	12,663	237,178
Fairchild Semiconductor International Inc *	41,479	720,905
FARO Technologies Inc *	4,765	222,526
Finisar Corp *	36,952	660,332
FormFactor Inc *	10,994	101,145
Global Cash Access Holdings Inc *	23,548	182,262

	Shares	Value
Glu Mobile Inc *	20,533	$127,510
GSI Group Inc *	12,213	183,561
Harmonic Inc *	26,556	181,377
II-VI Inc *	18,675	354,452
Imation Corp *	12,045	48,903
Ingram Micro Inc ‘A’ *	83,900	2,100,017
Insight Enterprises Inc *	13,796	412,638
Integrated Silicon Solution Inc	11,317	250,558
InterDigital Inc	1,319	75,038
Intersil Corp ‘A’	46,964	587,520
Intralinks Holdings Inc *	6,616	78,797
Itron Inc *	13,702	471,897
Ixia *	2,287	28,450
IXYS Corp	8,883	135,910
Kimball Electronics Inc *	10,367	151,255
Knowles Corp *	30,273	547,941
Kopin Corp *	23,723	81,844
KVH Industries Inc *	1,187	15,965
Lattice Semiconductor Corp *	31,150	183,474
Limelight Networks Inc *	21,709	85,533
Liquidity Services Inc *	8,616	82,972
Littelfuse Inc	1,095	103,905
ManTech International Corp ‘A’	8,645	250,705
Marchex Inc ‘B’	11,427	56,564
Marin Software Inc *	9,192	61,954
Mentor Graphics Corp	35,606	941,067
Mercury Systems Inc *	12,196	178,549
Millennial Media Inc *	42,368	68,636
MKS Instruments Inc	91,307	3,464,188
ModusLink Global Solutions Inc *	13,123	44,618
MoneyGram International Inc *	10,443	95,971
Monster Worldwide Inc *	32,458	212,275
Multi-Fineline Electronix Inc * (Singapore)	3,243	70,892
Nanometrics Inc *	8,468	136,504
NeoPhotonics Corp *	9,914	90,515
NETGEAR Inc *	12,347	370,657
NeuStar Inc ‘A’ *	1,570	45,860
Newport Corp *	9,434	178,869
Novatel Wireless Inc *	1,500	4,875
NVE Corp	949	74,402
Oclaro Inc *	34,409	77,764
OmniVision Technologies Inc *	20,695	542,106
OSI Systems Inc *	5,253	371,860
Park City Group Inc *	256	3,172
Park Electrochemical Corp	7,304	139,945
PC Connection Inc	3,814	94,358
PDF Solutions Inc *	709	11,344
Perficient Inc *	4,106	78,999
Pericom Semiconductor Corp	8,004	105,253
PFSweb Inc *	268	3,714
Photronics Inc *	23,698	225,368
Plexus Corp *	7,456	327,169
PMC-Sierra Inc *	40,669	348,127
Polycom Inc *	48,023	549,383
Power Integrations Inc	3,487	157,543
Progress Software Corp *	18,029	495,798
QAD Inc ‘A’	2,663	70,383
QLogic Corp *	31,089	441,153
Quantum Corp *	76,495	128,512
QuinStreet Inc *	12,677	81,767
RealNetworks Inc *	8,105	43,848
Reis Inc	1,144	25,374
RetailMeNot Inc *	12,870	229,472
Rocket Fuel Inc *	9,367	76,809
Rofin-Sinar Technologies Inc *	112,189	3,096,416
Rogers Corp *	4,551	301,003
Rovi Corp *	31,458	501,755
Rudolph Technologies Inc *	9,680	116,257
Sanmina Corp *	29,443	593,571
Sapiens International Corp NV (Israel)	2,006	20,822

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
ScanSource Inc *	10,192	$387,908
SciQuest Inc *	4,149	61,447
Seachange International Inc *	11,941	83,706
Semtech Corp *	15,625	310,156
ServiceSource International Inc *	8,834	48,322
ShoreTel Inc *	17,933	121,586
Sigma Designs Inc *	12,508	149,220
Silicon Laboratories Inc *	4,438	239,696
Silver Spring Networks Inc *	662	8,215
Sonus Networks Inc *	17,574	121,612
Stratasys Ltd *	18,124	633,071
Sykes Enterprises Inc *	13,908	337,269
SYNNEX Corp	10,230	748,734
Take-Two Interactive Software Inc *	14,530	400,592
Tech Data Corp *	13,025	749,719
TechTarget Inc *	5,057	45,159
TeleCommunication Systems Inc ‘A’ *	17,571	58,160
Telenav Inc *	9,984	80,371
TeleTech Holdings Inc	2,643	71,572
Tessera Technologies Inc	7,256	275,583
TTM Technologies Inc *	21,056	210,349
Ubiquiti Networks Inc	685	21,862
Ultra Clean Holdings Inc *	11,188	69,701
Ultratech Inc *	9,811	182,092
Unisys Corp *	6,602	131,974
United Online Inc *	5,176	81,108
Veeco Instruments Inc *	14,388	413,511
Verint Systems Inc *	1,199	72,833
ViaSat Inc *	2,255	135,886
Vishay Intertechnology Inc	48,134	562,205
Vishay Precision Group Inc *	4,529	68,207
Xcerra Corp *	11,052	83,664

		43,956,564

Materials - 9.1%

A Schulman Inc	140,685	6,150,748
AK Steel Holding Corp *	63,353	245,176
Allegheny Technologies Inc	52,274	1,578,675
American Vanguard Corp	9,166	126,491
AptarGroup Inc	14,730	939,332
Axiall Corp	256,411	9,243,617
Berry Plastics Group Inc *	17,189	556,924
Boise Cascade Co *	2,272	83,337
Cabot Corp	10,860	404,969
Calgon Carbon Corp	10,058	194,924
Carpenter Technology Corp	157,824	6,104,632
Century Aluminum Co *	16,516	172,262
Chase Corp	287	11,408
Cliffs Natural Resources Inc	54,561	236,249
Coeur Mining Inc *	48,324	275,930
Commercial Metals Co	41,273	663,670
Flotek Industries Inc *	19,030	238,446
FutureFuel Corp	8,646	111,274
Greif Inc ‘A’	10,935	392,020
Handy & Harman Ltd *	812	28,136
Hawkins Inc	3,105	125,411
Haynes International Inc	4,154	204,875
HB Fuller Co	167,330	6,796,945
Hecla Mining Co	131,953	347,036
Horsehead Holding Corp *	20,137	236,006
Innophos Holdings Inc	7,405	389,799
Innospec Inc	8,608	387,704
Intrepid Potash Inc *	20,051	239,409
Kaiser Aluminum Corp	4,062	337,471
Kraton Performance Polymers Inc *	11,182	267,026
Kronos Worldwide Inc	7,442	81,564
Louisiana-Pacific Corp *	4,116	70,095
LSB Industries Inc *	4,453	181,861
Materion Corp	7,141	251,720
Minerals Technologies Inc	69,085	4,706,761

	Shares	Value
Neenah Paper Inc	2,709	$159,723
Olin Corp	5,635	151,863
Olympic Steel Inc	2,552	44,507
OM Group Inc	10,799	362,846
OMNOVA Solutions Inc *	6,695	50,146
PH Glatfelter Co	15,336	337,239
Quaker Chemical Corp	1,361	120,911
Rayonier Advanced Materials Inc	14,451	234,973
Real Industry Inc *	3,133	35,560
RPM International Inc	77,600	3,800,072
RTI International Metals Inc *	10,161	320,275
Ryerson Holding Corp *	3,534	32,159
Schnitzer Steel Industries Inc ‘A’	9,435	164,829
Schweitzer-Mauduit International Inc	8,950	356,926
Sensient Technologies Corp	115,331	7,881,721
Stepan Co	65,019	3,518,178
Stillwater Mining Co *	29,106	337,339
SunCoke Energy Inc	6,694	87,022
TimkenSteel Corp	14,183	382,799
Tredegar Corp	7,009	154,969
Tronox Ltd ‘A’	22,651	331,384
United States Lime & Minerals Inc (Canada)	628	36,499
Valhi Inc	3,104	17,569
Wausau Paper Corp	1,009	9,263
Worthington Industries Inc	13,140	394,988

		61,705,663

Telecommunication Services - 0.4%

8x8 Inc *	20,321	182,076
Atlantic Tele-Network Inc	3,639	251,382
Boingo Wireless Inc *	5,960	49,230
Cincinnati Bell Inc *	74,535	284,724
Consolidated Communications Holdings Inc	6,211	130,493
Globalstar Inc *	169,287	357,196
Hawaiian Telcom Holdco Inc *	3,857	100,668
IDT Corp ‘B’	5,050	91,304
inContact Inc *	2,250	22,207
Inteliquent Inc	6,948	127,843
Intelsat SA * (United Kingdom)	7,206	71,483
Iridium Communications Inc *	29,316	266,482
Lumos Networks Corp	1,211	17,911
NTELOS Holdings Corp	6,155	28,436
ORBCOMM Inc *	21,107	142,472
Pacific DataVision Inc *	1,435	60,457
Premiere Global Services Inc *	16,488	169,661
Shenandoah Telecommunications Co	1,226	41,966
Spok Holdings Inc	7,800	131,352
Vonage Holdings Corp *	59,338	291,350
Windstream Holdings Inc	2,039	13,009

		2,831,702

Utilities - 3.8%

Abengoa Yield PLC (Spain)	17,396	544,843
ALLETE Inc	17,365	805,562
American States Water Co	12,331	461,056
Artesian Resources Corp ‘A’	2,822	59,516
Atlantic Power Corp	43,449	133,823
Avista Corp	22,186	680,001
Black Hills Corp	15,969	697,047
California Water Service Group	17,055	389,707
Chesapeake Utilities Corp	5,419	291,813
Cleco Corp	21,527	1,159,229
Connecticut Water Service Inc	3,978	135,888
Consolidated Water Co Ltd (Cayman)	5,133	64,676
Dynegy Inc *	45,609	1,334,063
El Paso Electric Co	14,402	499,173
Genie Energy Ltd ‘B’ *	3,369	35,273
IDACORP Inc	17,923	1,006,197
MGE Energy Inc	12,355	478,509
Middlesex Water Co	5,768	130,126

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
New Jersey Resources Corp	30,485	$839,862
Northwest Natural Gas Co	9,705	409,357
NorthWestern Corp	16,750	816,563
NRG Yield Inc ‘A’	12,275	269,927
NRG Yield Inc ‘C’	12,267	268,525
ONE Gas Inc	18,705	796,085
Ormat Technologies Inc	7,703	290,249
Otter Tail Corp	13,337	354,764
Pattern Energy Group Inc	18,326	520,092
Piedmont Natural Gas Co Inc	28,042	990,163
PNM Resources Inc	28,387	698,320
Portland General Electric Co	27,930	926,159
SJW Corp	5,573	171,035
South Jersey Industries Inc	24,402	603,461
Southwest Gas Corp	16,678	887,436
Spark Energy Inc ‘A’	249	3,924
Talen Energy Corp *	29,610	508,108
The Empire District Electric Co	15,542	338,816
The Laclede Group Inc	91,834	4,780,878
The York Water Co	4,077	85,046
UIL Holdings Corp	20,157	923,594
Unitil Corp	4,999	165,067
Vivint Solar Inc *	2,821	34,332
WGL Holdings Inc	17,713	961,639

		25,549,904

Total Common Stocks (Cost $563,088,423)		652,284,488

	Principal Amount

CORPORATE BONDS & NOTES - 0.2%

Energy - 0.2%

Unit Corp 6.625% due 05/15/21	$1,674,000	1,632,150

Total Corporate Bonds & Notes (Cost $1,619,803)		1,632,150

SHORT-TERM INVESTMENTS - 3.8%

U.S. Government Agency Issue - 1.5%

Federal Home Loan Bank 0.000% due 07/01/15	10,000,000	10,000,000

	Principal Amount	Value
Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $15,681,462; collateralized by U.S. Treasury Notes: 2.000% - 2.125% due 08/31/21 - 09/30/21 and value $15,995,663)	$15,681,462	$15,681,462

Total Short-Term Investments (Cost $25,681,462)		25,681,462

TOTAL INVESTMENTS - 99.8% (Cost $590,389,688)		679,657,877

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,400,373

NET ASSETS - 100.0%		$681,058,250

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	28.4%
Industrials	19.5%
Consumer Discretionary	13.3%
Materials	9.1%
Information Technology	6.5%
Energy	6.3%
Health Care	5.6%
Short-Term Investments	3.8%
Utilities	3.8%
Consumer Staples	3.1%
Others (each less than 3.0%)	0.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	An investment with a value of $59,777 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(d)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/15)	59	($71,238)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$59,777	$-	$-	$59,777
	Common Stocks
	Consumer Discretionary	90,732,746	90,732,746	-	-
	Consumer Staples	21,338,099	17,797,631	3,540,468	-
	Energy	41,576,972	38,293,019	3,283,953	-
	Financials	193,101,534	193,101,534	-	-
	Health Care	38,366,741	32,228,526	6,138,215	-
	Industrials	133,124,563	133,124,563	-	-
	Information Technology	43,956,564	43,956,564	-	-
	Materials	61,705,663	61,705,663	-	-
	Telecommunication Services	2,831,702	2,831,702	-	-
	Utilities	25,549,904	25,549,904	-	-

		652,284,488	639,321,852	12,962,636	-

	Corporate Bonds & Notes	1,632,150	-	1,632,150	-
	Short-Term Investments	25,681,462	-	25,681,462	-

	Total Assets	679,657,877	639,321,852	40,276,248	59,777

Liabilities	Derivatives:
	Equity Contracts
	Futures	(71,238)	(71,238)	-	-

	Total Liabilities	(71,238)	(71,238)	-	-

	Total	$679,586,639	$639,250,614	$40,276,248	$59,777

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

BioScrip Inc Exp 07/27/15 *	100	$-
Contra Furiex Pharmaceuticals - Contingent Value Rights * +	2,714	27,140

		27,140

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	24,467	61,657

Total Rights (Cost $26,516)		88,797

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	8,835	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 98.2%

Consumer Discretionary - 14.3%

1-800-Flowers.com Inc ‘A’ *	12,589	131,681
2U Inc *	11,424	367,739
Abercrombie & Fitch Co ‘A’	33,230	714,777
AMC Entertainment Holdings Inc ‘A’ (China)	10,558	323,919
America’s Car-Mart Inc *	4,071	200,782
American Axle & Manufacturing Holdings Inc *	36,793	769,342
American Eagle Outfitters Inc	94,546	1,628,082
American Public Education Inc *	8,318	213,939
ANN Inc *	22,188	1,071,459
Apollo Education Group Inc *	45,262	582,975
Arctic Cat Inc	6,274	208,360
Asbury Automotive Group Inc *	13,172	1,193,647
Ascena Retail Group Inc *	67,128	1,118,017
Ascent Capital Group Inc ‘A’ *	6,372	272,339
Barnes & Noble Inc *	24,327	631,529
Bassett Furniture Industries Inc	4,942	140,402
Beazer Homes USA Inc *	13,454	268,407
bebe stores Inc	14,811	29,622
Belmond Ltd ‘A’ *	47,866	597,846
Big 5 Sporting Goods Corp	9,253	131,485
Big Lots Inc	25,920	1,166,141
Biglari Holdings Inc *	800	331,000
BJ’s Restaurants Inc *	10,346	501,264
Black Diamond Inc *	11,516	106,408
Bloomin’ Brands Inc	59,501	1,270,346
Blue Nile Inc *	5,744	174,560
Bob Evans Farms Inc	11,388	581,357
Bojangles’ Inc *	3,756	89,618
Boot Barn Holdings Inc *	5,678	181,696
Boyd Gaming Corp *	40,073	599,091
Bravo Brio Restaurant Group Inc *	7,701	104,349
Bridgepoint Education Inc *	8,309	79,434
Bright Horizons Family Solutions Inc *	17,930	1,036,354
Buffalo Wild Wings Inc *	9,160	1,435,280
Build-A-Bear Workshop Inc *	6,878	109,979
Burlington Stores Inc *	36,428	1,865,114

	Shares	Value
Caesars Acquisition Co ‘A’ *	23,539	$161,948
Caesars Entertainment Corp *	28,037	171,586
Caleres Inc	21,226	674,562
Callaway Golf Co	38,100	340,614
Cambium Learning Group Inc *	5,350	22,845
Capella Education Co	5,808	311,715
Career Education Corp *	33,759	111,405
Carmike Cinemas Inc *	11,870	315,030
Carriage Services Inc	8,165	194,980
Carrols Restaurant Group Inc *	17,351	180,450
Cavco Industries Inc *	4,289	323,562
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	34,818	75,903
Century Communities Inc *	7,182	144,574
Chegg Inc *	37,010	290,158
Cherokee Inc	3,780	106,520
Chico’s FAS Inc	68,328	1,136,295
Christopher & Banks Corp *	18,469	74,061
Churchill Downs Inc	6,639	830,207
Chuy’s Holdings Inc *	7,962	213,302
Citi Trends Inc *	7,772	188,082
ClubCorp Holdings Inc	20,953	500,358
Collectors Universe Inc	3,664	73,060
Columbia Sportswear Co	13,748	831,204
Conn’s Inc *	13,253	526,144
Cooper Tire & Rubber Co	27,906	944,060
Cooper-Standard Holding Inc *	6,515	400,477
Core-Mark Holding Co Inc	11,162	661,348
Cracker Barrel Old Country Store Inc	9,247	1,379,283
Crocs Inc *	37,232	547,683
Crown Media Holdings Inc ‘A’ *	16,712	75,538
CSS Industries Inc	4,802	145,261
Culp Inc	4,814	149,234
Cumulus Media Inc ‘A’ *	69,508	141,101
Daily Journal Corp *	540	106,115
Dana Holding Corp	78,896	1,623,680
Dave & Buster’s Entertainment Inc *	10,862	392,010
Deckers Outdoor Corp *	16,611	1,195,494
Del Frisco’s Restaurant Group Inc *	11,377	211,954
Denny’s Corp *	41,320	479,725
Destination XL Group Inc *	17,152	85,932
DeVry Education Group Inc	30,553	915,979
Diamond Resorts International Inc *	20,490	646,459
DineEquity Inc	8,179	810,457
Dorman Products Inc *	12,782	609,190
DreamWorks Animation SKG Inc ‘A’ *	36,401	960,258
Drew Industries Inc	11,607	673,438
El Pollo Loco Holdings Inc *	6,448	133,538
Eldorado Resorts Inc *	13,246	103,584
EmpireResorts Inc * (Malaysia)	7,697	39,178
Entercom Communications Corp ‘A’ *	12,465	142,350
Entravision Communications Corp ‘A’	30,652	252,266
Eros International PLC *	13,432	337,412
Escalade Inc	4,863	89,431
Ethan Allen Interiors Inc	12,380	326,089
Etsy Inc *	9,617	135,119
EVINE Live Inc *	24,342	65,480
Express Inc *	41,033	743,108
Federal-Mogul Holdings Corp *	14,206	161,238
Fenix Parts Inc *	6,176	61,884
Fiesta Restaurant Group Inc *	12,983	649,150
Five Below Inc *	26,243	1,037,386
Flexsteel Industries Inc	2,658	114,533
Fox Factory Holding Corp *	7,290	117,223
Francesca’s Holdings Corp *	20,641	278,034
Fred’s Inc ‘A’	17,813	343,613
FTD Cos Inc *	8,842	249,256
G-III Apparel Group Ltd *	19,173	1,348,821
Genesco Inc *	11,585	764,958
Gentherm Inc *	17,302	950,053

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Global Eagle Entertainment Inc *	22,176	$288,732
Grand Canyon Education Inc *	22,722	963,413
Gray Television Inc *	30,855	483,806
Green Brick Partners Inc *	6,316	69,160
Group 1 Automotive Inc	11,283	1,024,835
Guess? Inc	29,828	571,803
Harte-Hanks Inc	23,759	141,604
Haverty Furniture Cos Inc	9,690	209,498
Helen of Troy Ltd *	13,717	1,337,270
Hemisphere Media Group Inc *	4,906	58,381
Hibbett Sports Inc *	12,025	560,124
Hooker Furniture Corp	4,825	121,156
Houghton Mifflin Harcourt Co *	65,771	1,657,429
Hovnanian Enterprises Inc ‘A’ *	58,832	156,493
HSN Inc	15,650	1,098,473
Iconix Brand Group Inc *	23,128	577,506
IMAX Corp * (Canada)	28,980	1,167,025
Installed Building Products Inc *	9,521	233,074
International Speedway Corp ‘A’	13,417	492,001
Interval Leisure Group Inc	18,930	432,550
Intrawest Resorts Holdings Inc *	8,270	96,097
iRobot Corp *	14,436	460,220
Isle of Capri Casinos Inc *	11,661	211,647
Jack in the Box Inc	18,058	1,591,993
JAKKS Pacific Inc *	9,841	97,327
Jamba Inc *	6,923	107,237
Johnson Outdoors Inc ‘A’	2,458	57,886
Journal Media Group Inc	11,321	93,851
K12 Inc *	16,441	207,979
KB Home	39,955	663,253
Kirkland’s Inc	8,212	228,868
Kona Grill Inc *	3,719	72,186
Krispy Kreme Doughnuts Inc *	31,375	604,282
La Quinta Holdings Inc *	45,892	1,048,632
La-Z-Boy Inc	24,745	651,783
Lands’ End Inc *	7,924	196,753
LGI Homes Inc *	6,970	137,867
Libbey Inc	10,619	438,883
Liberty Tax Inc	2,477	61,306
Liberty TripAdvisor Holdings Inc ‘A’ *	35,868	1,155,667
LifeLock Inc *	45,315	743,166
Lifetime Brands Inc	5,321	78,591
Lithia Motors Inc ‘A’	10,990	1,243,628
Loral Space & Communications Inc *	6,231	393,301
Lumber Liquidators Holdings Inc *	13,115	271,612
M/I Homes Inc *	12,207	301,147
Malibu Boats Inc ‘A’ *	8,234	165,421
Marine Products Corp	5,003	31,219
MarineMax Inc *	12,596	296,132
Marriott Vacations Worldwide Corp	12,845	1,178,529
Martha Stewart Living Omnimedia Inc ‘A’ *	15,121	94,355
Mattress Firm Holding Corp *	9,867	601,394
MDC Holdings Inc	19,177	574,735
MDC Partners Inc ‘A’	21,074	415,158
Media General Inc *	46,261	764,232
Meredith Corp	17,730	924,619
Meritage Homes Corp *	19,322	909,873
Metaldyne Performance Group Inc	5,386	97,756
Modine Manufacturing Co *	23,080	247,648
Monarch Casino & Resort Inc *	5,570	114,519
Monro Muffler Brake Inc	15,338	953,410
Morgans Hotel Group Co *	15,099	101,767
Motorcar Parts of America Inc *	8,674	261,001
Movado Group Inc	7,858	213,423
NACCO Industries Inc ‘A’	2,048	124,436
National CineMedia Inc	29,847	476,358
Nautilus Inc *	15,409	331,448
New Media Investment Group Inc	21,854	391,842
Nexstar Broadcasting Group Inc ‘A’	15,157	848,792
Noodles & Co *	6,142	89,673

	Shares	Value
Nutrisystem Inc	13,990	$348,071
Orbitz Worldwide Inc *	53,781	614,179
Outerwall Inc	8,954	681,489
Overstock.com Inc *	5,801	130,755
Oxford Industries Inc	7,077	618,884
Papa John’s International Inc	14,015	1,059,674
Papa Murphy’s Holdings Inc *	4,336	89,842
Party City Holdco Inc *	11,994	243,118
Penn National Gaming Inc *	39,588	726,440
Performance Sports Group Ltd *	21,126	380,268
Perry Ellis International Inc *	6,044	143,666
PetMed Express Inc	9,602	165,827
Pier 1 Imports Inc	43,617	550,883
Pinnacle Entertainment Inc *	20,785	774,865
Pool Corp	20,959	1,470,903
Popeyes Louisiana Kitchen Inc *	11,166	669,848
Potbelly Corp *	10,110	123,848
Quiksilver Inc *	68,493	45,397
Reading International Inc ‘A’ *	8,598	119,082
Red Robin Gourmet Burgers Inc *	6,818	585,121
Regis Corp *	19,762	311,449
Remy International Inc	13,637	301,514
Rent-A-Center Inc	25,590	725,476
Rentrak Corp *	6,121	427,246
Restoration Hardware Holdings Inc *	16,096	1,571,452
Ruby Tuesday Inc *	30,880	193,618
Ruth’s Hospitality Group Inc	16,983	273,766
Saga Communications Inc ‘A’	1,771	67,032
Scholastic Corp	12,870	567,953
Scientific Games Corp ‘A’ *	24,397	379,129
SeaWorld Entertainment Inc	32,515	599,577
Select Comfort Corp *	25,375	763,026
Sequential Brands Group Inc *	11,979	183,159
SFX Entertainment Inc *	21,744	97,631
Shake Shack Inc ‘A’ *	2,785	167,852
Shoe Carnival Inc	7,193	207,590
Shutterfly Inc *	18,096	865,170
Sinclair Broadcast Group Inc ‘A’	32,138	896,972
Sizmek Inc *	10,883	77,269
Skullcandy Inc *	10,210	78,311
Smith & Wesson Holding Corp *	26,201	434,675
Sonic Automotive Inc ‘A’	15,996	381,185
Sonic Corp	25,243	726,998
Sotheby’s	29,985	1,356,521
Speedway Motorsports Inc	5,753	130,305
Sportsman’s Warehouse Holdings Inc *	8,518	96,850
Stage Stores Inc	15,531	272,258
Standard Motor Products Inc	9,566	335,958
Standard Pacific Corp *	72,014	641,645
Stein Mart Inc	13,764	144,109
Steiner Leisure Ltd *	6,180	332,360
Steven Madden Ltd *	27,152	1,161,563
Stoneridge Inc *	14,095	165,052
Strattec Security Corp	1,737	119,332
Strayer Education Inc *	5,309	228,818
Sturm Ruger & Co Inc	9,057	520,325
Superior Industries International Inc	10,848	198,627
Superior Uniform Group Inc	3,020	49,951
Systemax Inc *	5,344	46,172
Taylor Morrison Home Corp ‘A’ *	15,533	316,252
Tenneco Inc *	29,544	1,697,007
Texas Roadhouse Inc	33,732	1,262,589
The Buckle Inc	13,635	624,074
The Cato Corp ‘A’	12,710	492,640
The Cheesecake Factory Inc	23,447	1,278,682
The Children’s Place Inc	9,970	652,138
The Container Store Group Inc *	7,864	132,666
The EW Scripps Co ‘A’	28,472	650,585
The Finish Line Inc ‘A’	22,206	617,771
The Habit Restaurants Inc ‘A’ *	5,375	168,184

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
The Marcus Corp	9,527	$182,728
The Men’s Wearhouse Inc	23,315	1,493,792
The New Home Co Inc *	4,518	77,845
The New York Times Co ‘A’	66,593	908,994
The Pep Boys-Manny Moe & Jack *	26,021	319,278
The Ryland Group Inc	22,791	1,056,819
Tile Shop Holdings Inc *	13,321	189,025
Tilly’s Inc ‘A’ *	5,482	53,011
Time Inc	52,953	1,218,449
Tower International Inc *	10,149	264,381
Townsquare Media Inc ‘A’ *	3,772	51,224
Travelport Worldwide Ltd	50,417	694,746
TRI Pointe Homes Inc *	78,036	1,193,951
Tribune Publishing Co	9,193	142,859
Tuesday Morning Corp *	21,242	239,291
Tumi Holdings Inc *	26,937	552,747
Unifi Inc *	7,087	237,414
Universal Electronics Inc *	7,663	381,924
Universal Technical Institute Inc	10,846	93,276
Vail Resorts Inc	17,568	1,918,426
Vera Bradley Inc *	10,241	115,416
Vince Holding Corp *	7,181	86,028
Vitamin Shoppe Inc *	14,396	536,539
VOXX International Corp *	9,596	79,455
Wayfair Inc ‘A’ *	9,616	361,946
WCI Communities Inc *	7,383	180,071
Weight Watchers International Inc * (Luxembourg)	12,943	62,774
West Marine Inc *	8,602	82,923
Weyco Group Inc	3,183	94,917
William Lyon Homes ‘A’ *	9,585	246,047
Winmark Corp	1,081	106,479
Winnebago Industries Inc	13,100	309,029
Wolverine World Wide Inc	49,887	1,420,782
World Wrestling Entertainment Inc ‘A’	14,660	241,890
ZAGG Inc *	13,874	109,882
Zoe’s Kitchen Inc *	9,192	376,320
zulily Inc ‘A’ *	31,387	409,286
Zumiez Inc *	10,396	276,845

		132,591,973

Consumer Staples - 3.0%

Alico Inc	1,730	78,473
Arcadia Biosciences Inc *	2,937	18,709
B&G Foods Inc	27,915	796,415
Boulder Brands Inc *	26,496	183,882
Cal-Maine Foods Inc	15,193	793,075
Calavo Growers Inc	7,076	367,457
Casey’s General Stores Inc	18,739	1,794,072
Castle Brands Inc *	26,073	36,241
Central Garden & Pet Co ‘A’ *	20,691	236,084
Coca-Cola Bottling Co Consolidated	2,240	338,397
Craft Brew Alliance Inc *	5,427	60,023
Darling Ingredients Inc *	79,778	1,169,545
Dean Foods Co	45,592	737,223
Diamond Foods Inc *	12,441	390,399
Elizabeth Arden Inc *	12,940	184,524
Fairway Group Holdings Corp *	9,332	33,222
Farmer Bros Co *	3,755	88,243
Fresh Del Monte Produce Inc	16,066	621,112
Freshpet Inc *	9,686	180,160
HRG Group Inc *	38,305	497,965
Ingles Markets Inc ‘A’	6,450	308,116
Inter Parfums Inc	8,050	273,137
Inventure Foods Inc *	9,016	91,512
J&J Snack Foods Corp	7,114	787,306
John B Sanfilippo & Son Inc	4,006	207,911
Lancaster Colony Corp	8,803	799,753
Landec Corp *	13,605	196,320
Lifeway Foods Inc *	2,310	44,329

	Shares	Value
Limoneira Co	5,639	$125,355
Medifast Inc *	5,465	176,629
MGP Ingredients Inc	4,915	82,670
National Beverage Corp *	5,620	126,394
Natural Grocers by Vitamin Cottage Inc *	4,554	112,119
Natural Health Trends Corp	3,837	159,082
Nature’s Sunshine Products Inc	5,163	70,991
Nutraceutical International Corp *	4,046	100,098
Oil-Dri Corp of America	2,473	75,130
Omega Protein Corp *	10,759	147,936
Orchids Paper Products Co	4,331	104,247
Post Holdings Inc *	26,445	1,426,179
PriceSmart Inc	9,369	854,828
Revlon Inc ‘A’ *	5,549	203,704
Sanderson Farms Inc	10,873	817,215
Seaboard Corp *	128	460,672
Seneca Foods Corp ‘A’ *	4,110	114,135
Smart & Final Stores Inc *	11,528	206,005
Snyder’s-Lance Inc	23,434	756,215
SpartanNash Co	18,160	590,926
SUPERVALU Inc *	126,156	1,020,602
Synutra International Inc *	10,357	74,053
The Andersons Inc	13,683	533,637
The Boston Beer Co Inc ‘A’ *	4,375	1,014,956
The Chefs’ Warehouse Inc *	9,091	193,093
The Fresh Market Inc *	20,846	669,990
Tootsie Roll Industries Inc	8,928	288,464
TreeHouse Foods Inc *	20,670	1,674,890
United Natural Foods Inc *	24,108	1,535,197
Universal Corp	10,926	626,278
USANA Health Sciences Inc *	2,775	379,231
Vector Group Ltd	38,798	910,201
Village Super Market Inc ‘A’	3,351	106,193
WD-40 Co	6,962	606,808
Weis Markets Inc	5,207	219,475

		27,877,203

Energy - 3.8%

Abraxas Petroleum Corp *	46,875	138,281
Adams Resources & Energy Inc	1,036	46,206
Alon USA Energy Inc	15,091	285,220
Approach Resources Inc *	17,692	121,190
Ardmore Shipping Corp (Ireland)	8,952	108,409
Atwood Oceanics Inc	31,122	822,866
Basic Energy Services Inc *	20,170	152,283
Bill Barrett Corp *	24,189	207,783
Bonanza Creek Energy Inc *	23,843	435,135
Bristow Group Inc	16,814	896,186
C&J Energy Services Ltd *	27,000	356,400
Callon Petroleum Co *	32,189	267,812
CARBO Ceramics Inc	9,428	392,488
Carrizo Oil & Gas Inc *	24,857	1,223,959
Clayton Williams Energy Inc *	2,854	187,650
Clean Energy Fuels Corp *	33,971	190,917
Cloud Peak Energy Inc *	29,833	139,022
Contango Oil & Gas Co *	8,653	106,172
Delek US Holdings Inc	27,817	1,024,222
DHT Holdings Inc	45,238	351,499
Dorian LPG Ltd *	11,635	194,072
Earthstone Energy Inc *	499	9,745
Eclipse Resources Corp *	22,233	116,946
Energy Fuels Inc * (Canada)	18,177	80,888
Energy XXI Ltd	44,495	117,022
Era Group Inc *	9,780	200,294
Erin Energy Corp * (United Kingdom)	6,405	25,044
Evolution Petroleum Corp	10,614	69,946
EXCO Resources Inc	77,570	91,533
Exterran Holdings Inc	33,370	1,089,530
FMSA Holdings Inc *	30,603	250,639
Forum Energy Technologies Inc *	28,673	581,488

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Frontline Ltd * (Norway)	51,473	$125,594
GasLog Ltd (Monaco)	20,152	402,032
Gastar Exploration Inc *	38,864	120,090
Geospace Technologies Corp *	6,293	145,054
Green Plains Inc	18,266	503,228
Gulfmark Offshore Inc ‘A’	12,193	141,439
Halcon Resources Corp *	175,589	203,683
Hallador Energy Co	4,646	38,748
Helix Energy Solutions Group Inc *	51,282	647,692
Hornbeck Offshore Services Inc *	15,705	322,424
Independence Contract Drilling Inc *	7,270	64,485
ION Geophysical Corp *	64,726	69,257
Isramco Inc * (Israel)	402	55,484
Jones Energy Inc ‘A’ *	13,512	122,284
Key Energy Services Inc *	66,512	119,722
Magnum Hunter Resources Corp *	100,610	188,141
Matador Resources Co *	35,363	884,075
Matrix Service Co *	12,912	236,031
McDermott International Inc *	115,360	616,022
Natural Gas Services Group Inc *	6,060	138,289
Navios Maritime Acquisition Corp	41,103	147,560
Newpark Resources Inc *	41,181	334,801
Nordic American Offshore Ltd * (Norway)	9,394	76,467
Nordic American Tankers Ltd	43,116	613,541
North Atlantic Drilling Ltd (Norway)	35,815	42,620
Northern Oil & Gas Inc *	29,947	202,741
Oasis Petroleum Inc *	66,864	1,059,794
Oil States International Inc *	24,751	921,480
Pacific Ethanol Inc *	12,374	127,700
Panhandle Oil & Gas Inc ‘A’	7,689	159,085
Par Petroleum Corp *	7,290	136,469
Parker Drilling Co *	60,977	202,444
Parsley Energy Inc ‘A’ *	40,059	697,828
PDC Energy Inc *	19,364	1,038,685
Peabody Energy Corp	132,691	290,593
Penn Virginia Corp *	35,233	154,321
PHI Inc *	6,018	180,660
Pioneer Energy Services Corp *	31,839	201,859
Renewable Energy Group Inc *	21,091	243,812
REX American Resources Corp *	3,274	208,357
Rex Energy Corp *	22,894	127,977
RigNet Inc *	5,980	182,809
Ring Energy Inc *	10,009	112,001
Rosetta Resources Inc *	36,468	843,869
RSP Permian Inc *	26,224	737,157
Sanchez Energy Corp *	25,905	253,869
SandRidge Energy Inc *	204,587	179,423
Scorpio Tankers Inc (Monaco)	86,705	874,853
SEACOR Holdings Inc *	8,817	625,478
SemGroup Corp ‘A’	21,197	1,684,738
Seventy Seven Energy Inc *	26,535	113,835
Ship Finance International Ltd (Norway)	28,390	463,325
Solazyme Inc *	38,051	119,480
Stone Energy Corp *	27,630	347,862
Synergy Resources Corp *	49,936	570,768
Teekay Tankers Ltd ‘A’	41,201	272,339
Tesco Corp	18,127	197,584
TETRA Technologies Inc *	38,207	243,761
Tidewater Inc	22,523	511,948
TransAtlantic Petroleum Ltd *	11,183	57,145
Triangle Petroleum Corp *	23,382	117,378
Ultra Petroleum Corp *	73,643	922,010
Unit Corp *	23,967	649,985
Uranium Energy Corp *	43,610	69,340
US Silica Holdings Inc	25,765	756,460
W&T Offshore Inc	16,321	89,439
Western Refining Inc	34,310	1,496,602
Westmoreland Coal Co *	8,432	175,217

		35,262,090

	Shares	Value
Financials - 23.8%

1st Source Corp	7,124	$243,071
Acadia Realty Trust REIT	33,506	975,360
Access National Corp	2,718	52,838
AG Mortgage Investment Trust Inc REIT	14,569	251,752
Agree Realty Corp REIT	8,669	252,875
Alexander & Baldwin Inc	23,822	938,587
Alexander’s Inc REIT	1,012	414,920
Altisource Asset Management Corp * (United Kingdom)	450	64,930
Altisource Portfolio Solutions SA *	6,964	214,422
Altisource Residential Corp REIT	27,953	471,008
Ambac Financial Group Inc *	15,726	261,681
American Assets Trust Inc REIT	12,543	491,811
American Capital Mortgage Investment Corp REIT	25,250	403,747
American Equity Investment Life Holding Co	37,609	1,014,691
American National Bankshares Inc	4,302	102,431
American Residential Properties Inc REIT *	15,733	291,060
Ameris Bancorp	15,326	387,595
AMERISAFE Inc	9,160	431,070
Ames National Corp	4,080	102,408
Anchor BanCorp Wisconsin Inc *	3,550	134,829
Anworth Mortgage Asset Corp REIT	52,540	259,022
Apollo Commercial Real Estate Finance Inc REIT	28,857	474,120
Apollo Residential Mortgage Inc REIT	16,150	237,243
Ares Commercial Real Estate Corp REIT	14,409	164,118
Argo Group International Holdings Ltd	13,466	750,056
Arlington Asset Investment Corp ‘A’	7,704	150,690
Armada Hoffler Properties Inc REIT	13,581	135,674
ARMOUR Residential REIT Inc	172,349	484,301
Arrow Financial Corp	5,445	147,178
Ashford Hospitality Prime Inc REIT	12,435	186,774
Ashford Hospitality Trust Inc REIT	40,591	343,400
Ashford Inc *	499	43,548
Associated Estates Realty Corp REIT	28,419	813,636
Astoria Financial Corp	43,767	603,547
Atlas Financial Holdings Inc * (Canada)	5,451	108,093
AV Homes Inc *	5,598	80,443
Baldwin & Lyons Inc ‘B’	4,458	102,623
Banc of California Inc	17,138	235,647
BancFirst Corp	3,312	216,770
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	14,843	477,648
BancorpSouth Inc	47,047	1,211,931
Bank Mutual Corp	23,316	178,834
Bank of Marin Bancorp	2,977	151,440
Bank of the Ozarks Inc	37,828	1,730,631
BankFinancial Corp	9,315	109,731
Banner Corp	10,080	483,134
Bar Harbor Bankshares	1,953	69,195
BBCN Bancorp Inc	38,757	573,216
BBX Capital Corp ‘A’ *	1,602	26,016
Bear State Financial Inc *	4,643	43,366
Beneficial Bancorp Inc *	38,753	484,025
Berkshire Hills Bancorp Inc	14,638	416,890
BGC Partners Inc ‘A’	87,697	767,349
Blue Hills Bancorp Inc *	13,770	192,780
Bluerock Residential Growth REIT Inc	8,044	101,837
BNC Bancorp	10,909	210,871
BofI Holding Inc *	7,501	792,931
Boston Private Financial Holdings Inc	40,485	542,904
Bridge Bancorp Inc	5,843	155,950
Bridge Capital Holdings *	4,953	147,599
Brookline Bancorp Inc	34,703	391,797
Bryn Mawr Bank Corp	8,248	248,760
BSB Bancorp Inc *	3,062	67,701
C1 Financial Inc *	2,392	46,357

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Calamos Asset Management Inc ‘A’	8,641	$105,852
Camden National Corp	3,777	146,170
Campus Crest Communities Inc REIT	32,642	180,837
Capital Bank Financial Corp ‘A’ *	11,172	324,770
Capital City Bank Group Inc	5,311	81,099
Capitol Federal Financial Inc	68,350	822,934
Capstead Mortgage Corp REIT	46,779	519,247
Cardinal Financial Corp	15,683	341,733
CareTrust REIT Inc	14,946	189,366
Cascade Bancorp *	14,740	76,353
Cash America International Inc	13,341	349,401
CatchMark Timber Trust Inc ‘A’ REIT	17,438	201,758
Cathay General Bancorp	38,748	1,257,373
Cedar Realty Trust Inc REIT	42,441	271,622
CenterState Banks Inc	20,519	277,212
Central Pacific Financial Corp	10,785	256,144
Century Bancorp Inc ‘A’	1,886	76,685
Chambers Street Properties REIT	116,123	923,178
Charter Financial Corp	8,200	101,762
Chatham Lodging Trust REIT	18,954	501,712
Chemical Financial Corp	16,134	533,390
Chesapeake Lodging Trust REIT	29,061	885,779
CIFC Corp	3,617	28,683
Citizens & Northern Corp	6,176	126,917
Citizens Inc *	22,017	164,247
City Holding Co	7,302	359,623
Clifton Bancorp Inc	13,322	186,375
CNB Financial Corp	7,300	134,320
CNO Financial Group Inc	95,604	1,754,333
CoBiz Financial Inc	18,220	238,135
Cohen & Steers Inc	9,769	332,927
Colony Capital Inc ‘A’ REIT	54,844	1,242,217
Columbia Banking System Inc	28,049	912,714
Community Bank System Inc	19,765	746,524
Community Trust Bancorp Inc	7,485	261,002
CommunityOne Bancorp *	5,850	63,004
ConnectOne Bancorp Inc	13,014	280,191
Consolidated-Tomoka Land Co	2,231	128,595
CorEnergy Infrastructure Trust Inc REIT	23,946	151,339
CoreSite Realty Corp REIT	11,816	536,919
Cousins Properties Inc REIT	105,252	1,092,516
Cowen Group Inc ‘A’ *	55,100	352,640
Crawford & Co ‘B’	13,675	115,280
CU Bancorp *	7,121	157,801
CubeSmart REIT	80,790	1,871,096
Customers Bancorp Inc *	13,186	354,572
CVB Financial Corp	51,697	910,384
CyrusOne Inc REIT	25,574	753,154
CYS Investments Inc REIT	80,990	626,053
DCT Industrial Trust Inc REIT	42,824	1,346,387
Diamond Hill Investment Group Inc	1,438	287,111
DiamondRock Hospitality Co REIT	97,868	1,253,689
Dime Community Bancshares Inc	15,349	260,012
Donegal Group Inc ‘A’	4,044	61,590
DuPont Fabros Technology Inc REIT	30,929	910,859
Dynex Capital Inc REIT	28,082	213,985
Eagle Bancorp Inc *	14,450	635,222
Easterly Government Properties Inc REIT	7,034	111,981
EastGroup Properties Inc REIT	15,555	874,658
Education Realty Trust Inc REIT	23,437	734,984
eHealth Inc *	8,980	113,956
EMC Insurance Group Inc	3,866	96,908
Employers Holdings Inc	15,400	350,812
Encore Capital Group Inc *	12,634	539,977
Enova International Inc *	12,732	237,834
Enstar Group Ltd *	4,276	662,566
Enterprise Bancorp Inc	3,697	86,658
Enterprise Financial Services Corp	10,069	229,271
EPR Properties REIT	27,650	1,514,667
Equity One Inc REIT	34,631	808,288

	Shares	Value
Essent Group Ltd *	26,763	$731,968
EverBank Financial Corp	46,315	910,090
Evercore Partners Inc ‘A’	16,671	899,567
Excel Trust Inc REIT	31,060	489,816
Ezcorp Inc ‘A’ *	25,907	192,489
Farmers Capital Bank Corp *	3,075	87,422
FBL Financial Group Inc ‘A’	4,616	266,435
FCB Financial Holdings Inc ‘A’ *	13,142	417,916
Federal Agricultural Mortgage Corp ‘C’	5,092	147,974
Federated National Holding Co	7,108	172,014
FelCor Lodging Trust Inc REIT	69,778	689,407
Fidelity & Guaranty Life	5,378	127,082
Fidelity Southern Corp	8,497	148,188
Fifth Street Asset Management Inc	3,355	34,489
Financial Engines Inc	25,046	1,063,954
Financial Institutions Inc	6,977	173,309
First American Financial Corp	52,477	1,952,669
First Bancorp Inc	4,897	95,198
First Bancorp NC	9,945	165,883
First BanCorp PR *	55,992	269,881
First Busey Corp	35,640	234,155
First Business Financial Services Inc	2,063	96,713
First Cash Financial Services Inc *	13,560	618,200
First Citizens BancShares Inc ‘A’	3,777	993,502
First Commonwealth Financial Corp	44,681	428,491
First Community Bancshares Inc	8,296	151,153
First Connecticut Bancorp Inc	8,290	131,562
First Defiance Financial Corp	4,537	170,274
First Financial Bancorp	29,062	521,372
First Financial Bankshares Inc	30,998	1,073,771
First Financial Corp	5,370	192,031
First Industrial Realty Trust Inc REIT	53,595	1,003,834
First Interstate BancSystem Inc ‘A’	9,179	254,625
First Merchants Corp	18,139	448,033
First Midwest Bancorp Inc	37,928	719,494
First NBC Bank Holding Co *	7,594	273,384
First Potomac Realty Trust REIT	28,842	297,073
FirstMerit Corp	80,610	1,679,106
Flagstar Bancorp Inc *	9,881	182,601
Flushing Financial Corp	14,525	305,170
FNB Corp	85,647	1,226,465
FNFV Group *	37,926	583,302
Forestar Group Inc *	16,413	215,995
Fox Chase Bancorp Inc	5,598	94,718
Franklin Financial Network Inc *	2,340	53,680
Franklin Street Properties Corp REIT	43,218	488,796
FRP Holdings Inc *	3,266	105,916
Fulton Financial Corp	81,372	1,062,718
GAIN Capital Holdings Inc	15,010	143,496
GAMCO Investors Inc ‘A’	3,045	209,222
German American Bancorp Inc	6,633	195,342
Getty Realty Corp REIT	12,538	205,122
Glacier Bancorp Inc	36,593	1,076,566
Gladstone Commercial Corp REIT	10,100	167,256
Global Indemnity PLC *	4,208	118,161
Government Properties Income Trust REIT	27,378	507,862
Gramercy Property Trust Inc REIT	27,762	648,798
Great Ajax Corp REIT	2,807	39,803
Great Southern Bancorp Inc	5,235	220,603
Great Western Bancorp Inc (Australia)	19,400	467,734
Green Bancorp Inc *	4,367	67,077
Green Dot Corp ‘A’ *	21,973	420,124
Greenhill & Co Inc	14,176	585,894
Greenlight Capital Re Ltd ‘A’ *	14,089	410,976
Guaranty Bancorp	7,409	122,323
Hallmark Financial Services Inc *	7,313	83,222
Hampton Roads Bankshares Inc *	15,696	32,648
Hancock Holding Co	37,595	1,199,656
Hanmi Financial Corp	15,481	384,548

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	15,922	$319,236
Hatteras Financial Corp REIT	47,374	772,196
HCI Group Inc	4,297	189,970
Healthcare Realty Trust Inc REIT	48,877	1,136,879
Heartland Financial USA Inc	8,415	313,206
Heritage Commerce Corp	10,297	98,954
Heritage Financial Corp	15,122	270,230
Heritage Financial Group Inc	4,054	122,350
Heritage Insurance Holdings Inc *	11,828	271,926
Heritage Oaks Bancorp	11,308	88,994
Hersha Hospitality Trust REIT	23,945	613,937
HFF Inc ‘A’	18,133	756,690
Highwoods Properties Inc REIT	45,535	1,819,123
Hilltop Holdings Inc *	36,937	889,812
Hingham Institution for Savings	455	52,375
Home BancShares Inc	27,226	995,383
HomeStreet Inc *	10,848	247,551
HomeTrust Bancshares Inc *	10,734	179,902
Horace Mann Educators Corp	19,851	722,179
Horizon Bancorp	4,754	118,660
Hudson Pacific Properties Inc REIT	36,261	1,028,725
Hudson Valley Holding Corp	7,398	208,698
IBERIABANK Corp	18,154	1,238,647
Impac Mortgage Holdings Inc *	4,180	80,005
Independence Holding Co	3,881	51,190
Independence Realty Trust Inc REIT	8,230	61,972
Independent Bank Corp MA	12,577	589,736
Independent Bank Corp MI	7,371	99,951
Independent Bank Group Inc	4,634	198,799
Infinity Property & Casualty Corp	5,532	419,547
InfraREIT Inc	10,724	304,133
Inland Real Estate Corp REIT	42,495	400,303
International Bancshares Corp	26,355	708,159
INTL FCStone Inc *	7,397	245,876
Invesco Mortgage Capital Inc REIT	60,868	871,630
Investment Technology Group Inc	16,754	415,499
Investors Bancorp Inc	168,830	2,076,609
Investors Real Estate Trust REIT	57,812	412,778
iStar Financial Inc REIT *	41,383	551,222
James River Group Holdings Ltd	5,611	145,157
Janus Capital Group Inc	71,404	1,222,436
Kansas City Life Insurance Co	1,606	73,410
KCG Holdings Inc ‘A’ *	21,622	266,599
Kearny Financial Corp *	43,862	489,500
Kemper Corp	20,964	808,162
Kennedy-Wilson Holdings Inc	44,551	1,095,509
Kite Realty Group Trust REIT	39,834	974,738
Ladder Capital Corp REIT	18,081	313,705
Ladenburg Thalmann Financial Services Inc *	50,263	175,920
Lakeland Bancorp Inc	18,924	225,006
Lakeland Financial Corp	8,013	347,524
LaSalle Hotel Properties REIT	54,877	1,945,938
LegacyTexas Financial Group Inc	22,594	682,339
LendingTree Inc *	2,864	225,139
Lexington Realty Trust REIT	100,495	852,198
LTC Properties Inc REIT	17,359	722,134
Mack-Cali Realty Corp REIT	43,258	797,245
Maiden Holdings Ltd	24,806	391,439
MainSource Financial Group Inc	10,327	226,678
Marcus & Millichap Inc *	6,591	304,109
MarketAxess Holdings Inc	18,018	1,671,530
Marlin Business Services Corp	4,199	70,879
MB Financial Inc	35,923	1,237,188
MBIA Inc *	75,226	452,108
Meadowbrook Insurance Group Inc	25,241	217,073
Medical Properties Trust Inc REIT	102,130	1,338,924
Medley Management Inc ‘A’	3,578	42,364
Mercantile Bank Corp	8,377	179,352
Merchants Bancshares Inc	2,580	85,321

	Shares	Value
Meridian Bancorp Inc *	25,278	$338,978
Meta Financial Group Inc	3,165	135,842
Metro Bancorp Inc	6,091	159,219
MGIC Investment Corp *	164,569	1,872,795
MidWestOne Financial Group Inc	3,537	116,438
Moelis & Co ‘A’	8,028	230,484
Monmouth Real Estate Investment Corp REIT	28,754	279,489
Monogram Residential Trust Inc REIT	79,295	715,241
Montpelier Re Holdings Ltd (Bermuda)	17,584	694,568
National Bank Holdings Corp ‘A’	17,691	368,504
National Bankshares Inc	3,450	100,947
National Commerce Corp *	2,417	62,359
National General Holdings Corp	17,383	362,088
National Health Investors Inc REIT	18,239	1,136,290
National Interstate Corp	3,569	97,505
National Penn Bancshares Inc	66,558	750,774
National Storage Affiliates Trust REIT	10,895	135,098
National Western Life Insurance Co ‘A’	1,089	260,805
Nationstar Mortgage Holdings Inc *	18,964	318,595
NBT Bancorp Inc	21,097	552,108
Nelnet Inc ‘A’	11,375	492,651
New Residential Investment Corp REIT	97,215	1,481,557
New Senior Investment Group Inc REIT	31,128	416,181
New York Mortgage Trust Inc REIT	55,725	416,823
New York REIT Inc	79,436	790,388
NewBridge Bancorp	17,161	153,248
NewStar Financial Inc *	11,995	131,945
NexPoint Residential Trust Inc REIT	8,746	117,459
NMI Holdings Inc ‘A’ *	23,952	192,095
Northfield Bancorp Inc	22,895	344,570
Northwest Bancshares Inc	45,569	584,195
OceanFirst Financial Corp	6,757	126,018
Ocwen Financial Corp *	51,507	525,371
OFG Bancorp	22,023	234,985
Old National Bancorp	57,123	825,999
Old Second Bancorp Inc *	9,094	60,020
OM Asset Management PLC (United Kingdom)	12,060	214,547
On Deck Capital Inc *	5,819	67,384
One Liberty Properties Inc REIT	6,496	138,235
OneBeacon Insurance Group Ltd ‘A’	11,009	159,741
Oppenheimer Holdings Inc ‘A’	5,155	135,473
Opus Bank	4,664	168,744
Orchid Island Capital Inc REIT	8,396	94,119
Oritani Financial Corp	21,312	342,058
Pacific Continental Corp	9,808	132,702
Pacific Premier Bancorp Inc *	10,543	178,809
Palmetto Bancshares Inc	2,225	43,988
Park National Corp	6,127	535,316
Park Sterling Corp	22,548	162,346
Parkway Properties Inc REIT	40,807	711,674
Patriot National Inc *	4,716	75,456
Peapack Gladstone Financial Corp	7,662	170,250
Pebblebrook Hotel Trust REIT	34,895	1,496,298
Penns Woods Bancorp Inc	2,436	107,403
Pennsylvania REIT	33,755	720,332
PennyMac Financial Services Inc ‘A’ *	6,320	114,518
PennyMac Mortgage Investment Trust REIT	26,181	456,335
Peoples Bancorp Inc	8,256	192,695
Peoples Financial Services Corp	3,711	146,993
PHH Corp *	24,162	628,937
Physicians Realty Trust REIT	34,589	531,287
PICO Holdings Inc *	11,421	168,117
Pinnacle Financial Partners Inc	17,471	949,898
Piper Jaffray Cos *	7,854	342,749
Potlatch Corp REIT	19,678	695,027
PRA Group Inc *	23,341	1,454,378
Preferred Apartment Communities Inc ‘A’ REIT	9,413	93,659

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Preferred Bank	5,744	$172,607
Primerica Inc	24,820	1,134,026
PrivateBancorp Inc	37,918	1,509,895
Prosperity Bancshares Inc	33,878	1,956,116
Provident Financial Services Inc	31,044	589,526
PS Business Parks Inc REIT	9,444	681,385
Pzena Investment Management Inc ‘A’	5,865	64,808
QCR Holdings Inc	5,033	109,518
QTS Realty Trust Inc ‘A’ REIT	11,446	417,207
Radian Group Inc	92,853	1,741,922
RAIT Financial Trust REIT	29,027	177,355
Ramco-Gershenson Properties Trust REIT	38,786	632,987
RCS Capital Corp ‘A’ *	22,897	175,391
RE/MAX Holdings Inc ‘A’	5,591	198,536
Redwood Trust Inc REIT	41,564	652,555
Regional Management Corp *	5,643	100,784
Renasant Corp	15,178	494,803
Republic Bancorp Inc ‘A’	4,986	128,140
Resource America Inc ‘A’	7,411	62,326
Resource Capital Corp REIT	68,508	265,126
Retail Opportunity Investments Corp REIT	44,890	701,182
Rexford Industrial Realty Inc REIT	27,515	401,169
RLI Corp	20,882	1,073,126
RLJ Lodging Trust REIT	64,296	1,914,735
Rouse Properties Inc REIT	17,862	292,044
Ryman Hospitality Properties Inc REIT	21,220	1,126,994
S&T Bancorp Inc	16,382	484,743
Sabra Health Care REIT Inc	28,811	741,595
Safeguard Scientifics Inc *	9,820	191,097
Safety Insurance Group Inc	6,739	388,908
Sandy Spring Bancorp Inc	12,099	338,530
Saul Centers Inc REIT	4,786	235,423
Seacoast Banking Corp of Florida *	10,253	161,997
Select Income REIT	29,292	604,587
Selective Insurance Group Inc	27,697	776,901
ServisFirst Bancshares Inc	9,784	367,585
Sierra Bancorp	6,080	105,245
Silver Bay Realty Trust Corp REIT	17,582	286,411
Simmons First National Corp ‘A’	13,793	643,857
South State Corp	11,768	894,250
Southside Bancshares Inc	12,321	360,143
Southwest Bancorp Inc	9,654	179,661
Sovran Self Storage Inc REIT	17,292	1,502,848
Square 1 Financial Inc ‘A’ *	7,951	217,460
STAG Industrial Inc REIT	31,049	620,980
Starwood Waypoint Residential Trust REIT	18,559	440,962
State Auto Financial Corp	7,329	175,530
State Bank Financial Corp	17,785	385,934
State National Cos Inc	14,212	153,916
Sterling Bancorp	44,657	656,458
Stewart Information Services Corp	10,956	436,049
Stifel Financial Corp *	32,808	1,894,334
Stock Yards Bancorp Inc	7,344	277,530
Stonegate Bank	5,028	149,181
Stonegate Mortgage Corp *	7,356	74,075
STORE Capital Corp REIT	16,586	333,379
Strategic Hotels & Resorts Inc REIT *	133,766	1,621,244
Suffolk Bancorp	5,805	148,956
Summit Hotel Properties Inc REIT	43,846	570,436
Sun Bancorp Inc *	3,916	75,383
Sun Communities Inc REIT	22,640	1,399,831
Sunstone Hotel Investors Inc REIT	101,613	1,525,211
Susquehanna Bancshares Inc	89,568	1,264,700
Symetra Financial Corp	36,307	877,540
Talmer Bancorp Inc ‘A’	25,618	429,101
Tejon Ranch Co *	6,824	175,445
Terreno Realty Corp REIT	21,123	416,123
Territorial Bancorp Inc	4,280	103,833
Texas Capital Bancshares Inc *	22,184	1,380,732
The Bancorp Inc *	16,817	156,062

	Shares	Value
The First of Long Island Corp	6,134	$170,034
The GEO Group Inc REIT	35,927	1,227,266
The JG Wentworth Co ‘A’ *	6,660	61,272
The Navigators Group Inc *	5,075	393,617
The St Joe Co *	14,399	223,616
Third Point Reinsurance Ltd *	40,029	590,428
Tiptree Financial Inc ‘A’	10,803	78,322
Tompkins Financial Corp	7,227	388,234
Towne Bank	21,646	352,613
Trade Street Residential Inc REIT	9,017	60,053
TriCo Bancshares	11,332	272,535
TriState Capital Holdings Inc *	10,518	135,998
Triumph Bancorp Inc *	6,515	85,672
TrustCo Bank Corp NY	45,919	322,811
Trustmark Corp	32,589	814,073
UMB Financial Corp	18,937	1,079,788
UMH Properties Inc REIT	11,310	110,838
Umpqua Holdings Corp	105,731	1,902,101
Union Bankshares Corp	21,800	506,632
United Bankshares Inc	33,525	1,348,711
United Community Banks Inc	23,972	500,296
United Community Financial Corp	25,331	135,521
United Development Funding IV REIT	13,844	241,993
United Financial Bancorp Inc	24,588	330,709
United Fire Group Inc	9,871	323,374
United Insurance Holdings Corp	8,608	133,768
Universal Health Realty Income Trust REIT	4,266	198,198
Universal Insurance Holdings Inc	15,933	385,579
Univest Corp of Pennsylvania	8,124	165,405
Urban Edge Properties REIT	28,591	594,407
Urstadt Biddle Properties Inc ‘A’ REIT	8,855	165,411
Valley National Bancorp	113,421	1,169,370
Virtu Financial Inc ‘A’ *	8,724	204,839
Virtus Investment Partners Inc	3,312	438,012
Walker & Dunlop Inc *	12,733	340,480
Walter Investment Management Corp *	18,474	422,500
Washington Federal Inc	45,792	1,069,243
Washington REIT	33,087	858,608
Washington Trust Bancorp Inc	7,092	279,992
Waterstone Financial Inc	15,357	202,712
Webster Financial Corp	44,244	1,749,850
WesBanco Inc	17,673	601,235
West Bancorp Inc	8,012	158,958
Westamerica Bancorp	12,201	617,981
Western Alliance Bancorp *	38,133	1,287,370
Western Asset Mortgage Capital Corp REIT	21,771	321,558
Westwood Holdings Group Inc	3,710	221,005
Whitestone REIT	12,058	156,995
Wilshire Bancorp Inc	34,821	439,789
Wintrust Financial Corp	22,981	1,226,726
WisdomTree Investments Inc	55,027	1,208,668
World Acceptance Corp *	3,699	227,525
WSFS Financial Corp	13,560	370,866
Xenia Hotels & Resorts Inc REIT	53,514	1,163,394
Yadkin Financial Corp *	11,562	242,224
ZAIS Group Holdings Inc *	1,178	12,840

		220,070,733

Health Care - 15.8%

AAC Holdings Inc *	3,817	166,269
Abaxis Inc	10,931	562,728
Abeona Therapeutics Inc *	4,705	23,807
ABIOMED Inc *	20,161	1,325,183
ACADIA Pharmaceuticals Inc *	38,472	1,611,207
Accelerate Diagnostics Inc *	10,539	272,012
Acceleron Pharma Inc *	10,430	330,005
Accuray Inc *	39,063	263,285
Aceto Corp	14,169	348,982
Achillion Pharmaceuticals Inc *	56,628	501,724
Acorda Therapeutics Inc *	20,674	689,064

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Adamas Pharmaceuticals Inc *	4,759	$124,781
Addus HomeCare Corp *	3,174	88,428
Adeptus Health Inc ‘A’ *	3,004	285,350
Aduro Biotech Inc *	4,037	122,442
Advaxis Inc *	14,618	297,184
Aegerion Pharmaceuticals Inc *	12,272	232,800
Aerie Pharmaceuticals Inc *	9,897	174,682
Affimed NV * (Germany)	7,209	97,105
Affymetrix Inc *	37,515	409,664
Agenus Inc *	36,746	317,118
Agile Therapeutics Inc *	4,634	39,806
Air Methods Corp *	18,964	783,972
Akebia Therapeutics Inc *	10,995	113,139
Albany Molecular Research Inc *	11,934	241,305
Alder Biopharmaceuticals Inc *	9,944	526,734
Alimera Sciences Inc *	14,989	69,099
Alliance HealthCare Services Inc *	2,628	49,117
Almost Family Inc *	3,568	142,399
AMAG Pharmaceuticals Inc *	7,678	530,243
Amedisys Inc *	13,531	537,587
Amicus Therapeutics Inc *	46,366	656,079
AMN Healthcare Services Inc *	23,054	728,276
Amphastar Pharmaceuticals Inc *	15,021	264,069
Amsurg Corp *	23,306	1,630,255
Anacor Pharmaceuticals Inc *	19,782	1,531,720
Analogic Corp	6,052	477,503
AngioDynamics Inc *	12,604	206,706
ANI Pharmaceuticals Inc *	3,808	236,286
Anika Therapeutics Inc *	7,049	232,828
Antares Pharma Inc *	74,356	154,660
Anthera Pharmaceuticals Inc *	17,186	148,143
Applied Genetic Technologies Corp *	3,941	60,455
Aratana Therapeutics Inc *	14,457	218,590
Ardelyx Inc *	5,735	91,588
Arena Pharmaceuticals Inc *	117,016	542,954
ARIAD Pharmaceuticals Inc *	81,040	670,201
Array BioPharma Inc *	68,431	493,388
Arrowhead Research Corp *	29,003	207,371
Assembly Biosciences Inc *	6,526	125,691
Asterias Biotherapeutics Inc *	4,798	22,071
Atara Biotherapeutics Inc *	6,950	366,682
AtriCure Inc *	13,878	341,954
Atrion Corp	701	275,009
aTyr Pharma Inc *	2,894	53,597
Avalanche Biotechnologies Inc *	9,397	152,607
Bellicum Pharmaceuticals Inc *	4,145	88,164
Bio-Reference Laboratories Inc *	11,908	491,205
BioCryst Pharmaceuticals Inc *	35,295	526,954
BioDelivery Sciences International Inc *	22,290	177,428
BioScrip Inc *	34,376	124,785
BioSpecifics Technologies Corp *	2,333	120,383
BioTelemetry Inc *	13,499	127,296
BioTime Inc *	25,948	94,191
Blueprint Medicines Corp *	4,503	119,284
Calithera Biosciences Inc *	5,348	38,185
Cambrex Corp *	15,197	667,756
Cantel Medical Corp	16,769	899,992
Capital Senior Living Corp *	14,335	351,208
Cara Therapeutics Inc *	7,677	93,276
Carbylan Therapeutics Inc *	5,713	40,848
Cardiovascular Systems Inc *	15,150	400,718
Castlight Health Inc ‘B’ *	15,812	128,710
Catalent Inc *	40,274	1,181,236
Catalyst Pharmaceuticals Inc *	35,522	146,706
Celldex Therapeutics Inc *	47,611	1,200,749
Cellular Biomedicine Group Inc *	4,720	177,047
Cempra Inc *	15,450	530,862
Cepheid *	34,710	2,122,516
Cerus Corp *	46,509	241,382
Chemed Corp	8,264	1,083,410

	Shares	Value
ChemoCentryx Inc *	13,436	$110,578
Chimerix Inc *	19,900	919,380
Cidara Therapeutics Inc *	2,226	31,209
Civitas Solutions Inc *	5,973	127,404
Clovis Oncology Inc *	12,035	1,057,636
Coherus Biosciences Inc *	11,279	325,963
Collegium Pharmaceutical Inc *	3,089	55,108
Computer Programs & Systems Inc	5,348	285,690
Concert Pharmaceuticals Inc *	7,245	107,878
CONMED Corp	13,391	780,294
Connecture Inc *	3,381	35,703
Corcept Therapeutics Inc *	29,674	178,341
Corindus Vascular Robotics Inc *	9,419	33,061
Corium International Inc *	3,777	51,707
CorMedix Inc *	15,051	58,398
CorVel Corp *	4,233	135,541
Cross Country Healthcare Inc *	15,556	197,250
CryoLife Inc	13,049	147,193
CTI BioPharma Corp *	79,548	155,119
Curis Inc *	52,501	173,778
Cutera Inc *	6,456	99,939
Cyberonics Inc *	12,714	755,974
Cynosure Inc ‘A’ *	10,972	423,300
Cytokinetics Inc *	17,385	116,827
CytRx Corp *	28,277	105,190
Depomed Inc *	28,989	622,104
Dermira Inc *	5,782	101,474
Dicerna Pharmaceuticals Inc *	7,151	99,756
Diplomat Pharmacy Inc *	17,376	777,576
Durect Corp *	52,892	126,412
Dyax Corp *	70,355	1,864,407
Dynavax Technologies Corp *	14,097	330,222
Eagle Pharmaceuticals Inc *	4,155	335,973
Emergent BioSolutions Inc *	14,794	487,462
Enanta Pharmaceuticals Inc *	7,685	345,748
Endocyte Inc *	18,847	97,816
Endologix Inc *	32,698	501,587
Entellus Medical Inc *	2,946	76,213
Epizyme Inc *	13,887	333,288
Esperion Therapeutics Inc *	6,363	520,239
Exact Sciences Corp *	42,906	1,276,024
Exactech Inc *	5,040	104,983
ExamWorks Group Inc *	19,925	779,067
Exelixis Inc *	95,019	357,271
Fibrocell Science Inc *	11,240	59,235
FibroGen Inc *	23,007	540,665
Five Prime Therapeutics Inc *	10,234	254,213
Five Star Quality Care Inc *	21,096	101,261
Flex Pharma Inc *	2,790	47,988
Flexion Therapeutics Inc *	6,595	144,365
Fluidigm Corp *	13,827	334,613
Foamix Pharmaceuticals Ltd * (Israel)	10,564	108,281
Foundation Medicine Inc *	5,858	198,235
Galena Biopharma Inc *	75,616	128,547
Genesis Healthcare Inc *	16,935	111,771
GenMark Diagnostics Inc *	20,965	189,943
Genocea Biosciences Inc *	8,578	117,776
Genomic Health Inc *	8,341	231,796
Geron Corp *	76,847	328,905
Globus Medical Inc ‘A’ *	33,461	858,944
Greatbatch Inc *	12,455	671,574
Haemonetics Corp *	25,231	1,043,554
Halozyme Therapeutics Inc *	51,287	1,158,060
Halyard Health Inc *	22,435	908,617
Hanger Inc *	17,256	404,481
Harvard Bioscience Inc *	12,671	72,225
HealthEquity Inc *	17,325	555,266
HealthSouth Corp	44,115	2,031,937
HealthStream Inc *	11,959	363,793
Healthways Inc *	15,079	180,646

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
HeartWare International Inc *	8,405	$610,959
Heron Therapeutics Inc *	11,940	372,050
Heska Corp *	2,598	77,135
HMS Holdings Corp *	42,953	737,503
ICU Medical Inc *	6,894	659,480
Idera Pharmaceuticals Inc *	40,870	151,628
IGI Laboratories Inc *	20,023	126,145
Ignyta Inc *	8,695	131,208
Immune Design Corp *	5,349	110,457
ImmunoGen Inc *	41,626	598,582
Immunomedics Inc *	45,889	186,309
Impax Laboratories Inc *	34,623	1,589,888
Imprivata Inc *	4,162	68,090
INC Research Holdings Inc ‘A’ *	6,243	250,469
Infinity Pharmaceuticals Inc *	23,570	258,092
Inogen Inc *	7,591	338,559
Inovio Pharmaceuticals Inc *	35,046	285,975
Insmed Inc *	29,629	723,540
Insulet Corp *	27,501	852,118
Insys Therapeutics Inc *	11,425	410,386
Integra LifeSciences Holdings Corp *	12,466	839,834
Intersect ENT Inc *	6,647	190,304
Intra-Cellular Therapies Inc *	10,475	334,676
Invacare Corp	15,809	341,949
Invitae Corp *	3,739	55,636
InVivo Therapeutics Holdings Corp *	12,518	202,166
IPC Healthcare Inc *	8,389	464,667
iRadimed Corp *	1,181	27,482
Ironwood Pharmaceuticals Inc *	60,946	735,009
K2M Group Holdings Inc *	8,316	199,750
Karyopharm Therapeutics Inc *	11,020	299,854
Keryx Biopharmaceuticals Inc *	50,024	499,240
Kindred Healthcare Inc	40,411	819,939
Kite Pharma Inc *	13,906	847,849
KYTHERA Biopharmaceuticals Inc *	12,403	934,070
La Jolla Pharmaceutical Co *	5,445	133,457
Landauer Inc	4,584	163,374
Lannett Co Inc *	12,855	764,101
LDR Holding Corp *	11,246	486,390
LeMaitre Vascular Inc	4,718	56,899
Lexicon Pharmaceuticals Inc *	19,246	154,930
LHC Group Inc *	6,186	236,615
Ligand Pharmaceuticals Inc *	8,506	858,255
Lion Biotechnologies Inc *	21,408	196,311
Loxo Oncology Inc *	3,588	64,692
Luminex Corp *	20,136	347,547
MacroGenics Inc *	13,543	514,228
Magellan Health Inc *	13,186	923,943
MannKind Corp *	118,817	676,069
Masimo Corp *	21,359	827,448
MedAssets Inc *	29,425	649,115
Medgenics Inc * (Israel)	7,307	44,792
Medidata Solutions Inc *	26,699	1,450,290
Merge Healthcare Inc *	33,779	162,139
Meridian Bioscience Inc	20,151	375,615
Merit Medical Systems Inc *	21,356	460,008
Merrimack Pharmaceuticals Inc *	53,404	660,340
MiMedx Group Inc *	52,374	607,015
Mirati Therapeutics Inc * (Canada)	4,747	149,388
Molina Healthcare Inc *	17,049	1,198,545
Momenta Pharmaceuticals Inc *	29,406	670,751
Myriad Genetics Inc *	33,064	1,123,845
NanoString Technologies Inc *	5,975	92,135
National HealthCare Corp	4,843	314,747
National Research Corp ‘A’	4,811	68,364
National Research Corp ‘B’	358	12,097
Natus Medical Inc *	16,051	683,131
Navidea Biopharmaceuticals Inc *	77,699	125,095
Nektar Therapeutics *	63,339	792,371
Neogen Corp *	17,841	846,377

	Shares	Value
NeoGenomics Inc *	24,163	$130,722
Neurocrine Biosciences Inc *	41,271	1,971,103
Nevro Corp *	7,303	392,536
NewLink Genetics Corp *	10,011	443,187
Nobilis Health Corp *	13,787	93,752
Northwest Biotherapeutics Inc *	22,790	226,305
Novavax Inc *	129,497	1,442,597
NuVasive Inc *	23,612	1,118,737
NxStage Medical Inc *	31,089	444,106
Ocata Therapeutics Inc *	16,050	84,584
Ocular Therapeutix Inc *	6,212	130,638
Omeros Corp *	18,341	329,955
Omnicell Inc *	17,420	656,908
OncoMed Pharmaceuticals Inc *	8,106	182,385
Oncothyreon Inc *	48,924	182,976
Ophthotech Corp *	11,370	591,922
OraSure Technologies Inc *	28,177	151,874
Orexigen Therapeutics Inc *	49,949	247,248
Organovo Holdings Inc *	38,870	146,540
Orthofix International NV *	9,365	310,169
Osiris Therapeutics Inc *	9,531	185,473
Otonomy Inc *	7,060	162,309
OvaScience Inc *	11,370	328,934
Owens & Minor Inc	30,743	1,045,262
Oxford Immunotec Global PLC *	9,349	129,484
Pacific Biosciences of California Inc *	30,614	176,337
Pacira Pharmaceuticals Inc *	17,578	1,243,116
Paratek Pharmaceuticals Inc	5,656	145,755
PAREXEL International Corp *	26,682	1,715,919
PDL BioPharma Inc	80,114	515,133
Peregrine Pharmaceuticals Inc *	93,719	122,772
Pernix Therapeutics Holdings Inc *	21,121	125,036
Pfenex Inc *	7,728	149,923
PharMerica Corp *	14,731	490,542
Phibro Animal Health Corp ‘A’	8,459	329,393
Portola Pharmaceuticals Inc *	22,313	1,016,357
POZEN Inc *	13,943	143,752
PRA Health Sciences Inc *	9,576	347,896
Press Ganey Holdings Inc *	4,897	140,397
Prestige Brands Holdings Inc *	25,282	1,169,040
Progenics Pharmaceuticals Inc *	33,831	252,379
Proteon Therapeutics Inc *	3,323	59,349
Prothena Corp PLC * (Ireland)	15,130	796,897
PTC Therapeutics Inc *	16,323	785,626
Quality Systems Inc	23,899	396,006
Quidel Corp *	14,100	323,595
Radius Health Inc *	14,096	954,299
RadNet Inc *	16,747	112,037
Raptor Pharmaceutical Corp *	38,896	614,168
Regulus Therapeutics Inc *	13,607	149,133
Relypsa Inc *	15,679	518,818
Repligen Corp *	15,877	655,244
Retrophin Inc *	16,890	559,904
Revance Therapeutics Inc *	7,434	237,739
Rigel Pharmaceuticals Inc *	43,737	140,396
Rockwell Medical Inc *	24,380	393,006
RTI Surgical Inc *	28,795	186,016
Sage Therapeutics Inc *	6,641	484,793
Sagent Pharmaceuticals Inc *	10,694	259,971
Sangamo BioSciences Inc *	33,392	370,317
Sarepta Therapeutics Inc *	20,028	609,452
SciClone Pharmaceuticals Inc *	24,433	239,932
Second Sight Medical Products Inc *	5,681	77,318
Select Medical Holdings Corp	50,360	815,832
Sequenom Inc *	56,743	172,499
Sientra Inc *	3,230	81,493
Sorrento Therapeutics Inc *	13,638	240,302
Spark Therapeutics Inc *	3,914	235,897
Spectrum Pharmaceuticals Inc *	33,259	227,492
STAAR Surgical Co *	19,564	188,988

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Stemline Therapeutics Inc *	7,433	$87,486
STERIS Corp	29,030	1,870,693
Sucampo Pharmaceuticals Inc ‘A’ *	12,035	197,735
Supernus Pharmaceuticals Inc *	16,381	278,149
Surgical Care Affiliates Inc *	10,217	392,128
SurModics Inc *	6,608	154,759
Synergy Pharmaceuticals Inc *	48,466	402,268
Synta Pharmaceuticals Corp *	42,784	95,408
T2 Biosystems Inc *	4,225	68,572
Tandem Diabetes Care Inc *	8,260	89,538
Team Health Holdings Inc *	34,757	2,270,675
TESARO Inc *	11,238	660,682
Tetraphase Pharmaceuticals Inc *	17,439	827,306
TG Therapeutics Inc *	17,073	283,241
The Ensign Group Inc	12,184	622,115
The Medicines Co *	32,032	916,436
The Providence Service Corp *	6,563	290,610
The Spectranetics Corp *	20,653	475,226
TherapeuticsMD Inc *	61,331	482,062
Theravance Biopharma Inc * (Cayman)	12,341	160,680
Theravance Inc	41,074	742,207
Thoratec Corp *	26,316	1,172,904
Threshold Pharmaceuticals Inc *	31,724	128,165
Tobira Therapeutics Inc *	1,135	19,579
Tokai Pharmaceuticals Inc *	4,462	59,345
Tornier NV *	17,600	439,824
TransEnterix Inc *	16,961	50,883
Trevena Inc *	10,999	68,854
Triple-S Management Corp ‘B’ *	11,826	303,455
Trovagene Inc *	11,675	118,501
Trupanion Inc *	6,839	56,353
Ultragenyx Pharmaceutical Inc *	17,274	1,768,685
Unilife Corp *	57,649	123,945
Universal American Corp *	23,303	235,826
US Physical Therapy Inc	5,978	327,355
Utah Medical Products Inc	1,963	117,054
Vanda Pharmaceuticals Inc *	19,973	253,457
Vascular Solutions Inc *	8,740	303,453
Veracyte Inc *	6,164	68,667
Verastem Inc *	15,324	115,543
Versartis Inc *	10,629	161,773
Vitae Pharmaceuticals Inc *	6,270	90,288
Vital Therapies Inc *	7,895	166,585
VIVUS Inc *	49,495	116,808
Vocera Communications Inc *	12,390	141,866
WellCare Health Plans Inc *	21,266	1,803,995
West Pharmaceutical Services Inc	34,846	2,023,856
Wright Medical Group Inc *	24,923	654,478
XBiotech Inc *	1,904	34,424
Xencor Inc *	13,611	299,034
XenoPort Inc *	28,966	177,562
XOMA Corp *	45,888	178,045
Zafgen Inc *	7,877	272,781
Zeltiq Aesthetics Inc *	15,575	458,995
ZIOPHARM Oncology Inc *	55,316	663,792
Zogenix Inc *	73,618	123,678
ZS Pharma Inc *	8,722	456,946

		146,339,088

Industrials - 12.6%

AAON Inc	19,790	445,671
AAR Corp	17,165	547,049
ABM Industries Inc	27,055	889,298
Acacia Research Corp	24,511	214,961
ACCO Brands Corp *	53,724	417,435
Accuride Corp *	19,429	74,802
Actuant Corp ‘A’	28,872	666,654
Advanced Drainage Systems Inc	16,107	472,418
Aegion Corp *	17,816	337,435
Aerojet Rocketdyne Holdings Inc *	30,301	624,504

	Shares	Value
Aerovironment Inc *	9,230	$240,718
Air Transport Services Group Inc *	26,195	274,786
Aircastle Ltd	30,277	686,380
Alamo Group Inc	4,569	249,650
Albany International Corp ‘A’	13,645	543,071
Allegiant Travel Co	6,459	1,148,927
Allied Motion Technologies Inc	2,945	66,145
Altra Industrial Motion Corp	12,726	345,893
Ameresco Inc ‘A’ *	9,995	76,462
American Railcar Industries Inc	4,566	222,090
American Science & Engineering Inc	3,485	152,678
American Woodmark Corp *	6,258	343,251
Apogee Enterprises Inc	14,095	741,961
Applied Industrial Technologies Inc	19,352	767,307
ARC Document Solutions Inc *	20,878	158,882
ArcBest Corp	12,662	402,652
Argan Inc	6,416	258,757
Astec Industries Inc	9,064	379,056
Astronics Corp *	9,269	657,079
Atlas Air Worldwide Holdings Inc *	12,130	666,665
AZZ Inc	12,471	645,998
Barnes Group Inc	26,457	1,031,558
Barrett Business Services Inc	3,410	123,851
Beacon Roofing Supply Inc *	24,004	797,413
Blount International Inc *	23,767	259,536
Blue Bird Corp *	1,904	24,733
Brady Corp ‘A’	23,043	570,084
Briggs & Stratton Corp	21,550	415,053
Builders FirstSource Inc *	22,483	288,682
CAI International Inc *	8,507	175,159
Casella Waste Systems Inc ‘A’ *	20,270	113,715
CBIZ Inc *	23,320	224,805
CDI Corp	7,003	91,039
CEB Inc	16,250	1,414,725
CECO Environmental Corp	10,646	120,619
Celadon Group Inc	13,015	269,150
Chart Industries Inc *	14,736	526,812
CIRCOR International Inc	8,237	449,164
Civeo Corp	50,801	155,959
CLARCOR Inc	24,118	1,501,104
Columbus McKinnon Corp	9,990	249,750
Comfort Systems USA Inc	18,163	416,841
Commercial Vehicle Group Inc *	14,711	106,066
Con-way Inc	27,537	1,056,595
Continental Building Products Inc *	15,212	322,342
Covenant Transportation Group Inc ‘A’ *	5,563	139,409
CRA International Inc *	4,679	130,404
Cubic Corp	10,370	493,405
Curtiss-Wright Corp	22,899	1,658,804
Deluxe Corp	24,106	1,494,572
DigitalGlobe Inc *	35,085	975,012
Douglas Dynamics Inc	10,926	234,690
Ducommun Inc *	5,594	143,598
DXP Enterprises Inc *	6,117	284,441
Dycom Industries Inc *	16,500	971,025
Eagle Bulk Shipping Inc *	9,102	63,441
Echo Global Logistics Inc *	14,470	472,590
EMCOR Group Inc	30,305	1,447,670
Encore Wire Corp	10,011	443,387
EnerSys	21,429	1,506,244
Engility Holdings Inc	8,559	215,344
Ennis Inc	12,360	229,772
Enphase Energy Inc *	13,139	99,988
EnPro Industries Inc	11,063	633,025
ESCO Technologies Inc	12,527	468,635
Essendant Inc	18,508	726,439
Esterline Technologies Corp *	14,975	1,427,717
Exponent Inc	12,609	564,631
Federal Signal Corp	30,403	453,309
Forward Air Corp	14,868	777,002

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Franklin Covey Co *	5,509	$111,778
Franklin Electric Co Inc	22,811	737,480
FreightCar America Inc	6,084	127,034
FTI Consulting Inc *	20,192	832,718
FuelCell Energy Inc *	118,002	115,276
Furmanite Corp *	19,094	155,043
G&K Services Inc ‘A’	9,603	663,951
Generac Holdings Inc *	33,460	1,330,035
General Cable Corp	23,640	466,417
Gibraltar Industries Inc *	14,815	301,782
Global Brass & Copper Holdings Inc	10,552	179,490
Golden Ocean Group Ltd (Bermuda)	32,189	123,928
GP Strategies Corp *	6,410	213,068
GrafTech International Ltd *	58,743	291,365
Graham Corp	5,145	105,421
Granite Construction Inc	19,032	675,826
Great Lakes Dredge & Dock Corp *	30,484	181,685
Griffon Corp	16,910	269,207
H&E Equipment Services Inc	15,089	301,327
Harsco Corp	38,591	636,752
Hawaiian Holdings Inc *	23,240	551,950
HC2 Holdings Inc *	9,096	81,409
Healthcare Services Group Inc	34,310	1,133,946
Heartland Express Inc	24,227	490,112
HEICO Corp	9,263	540,033
HEICO Corp ‘A’	19,219	975,749
Heidrick & Struggles International Inc	9,102	237,380
Heritage-Crystal Clean Inc *	5,968	87,730
Herman Miller Inc	28,739	831,419
Hill International Inc *	17,829	93,781
Hillenbrand Inc	30,374	932,482
HNI Corp	21,525	1,101,004
Hub Group Inc ‘A’ *	17,338	699,415
Hurco Cos Inc	3,273	113,311
Huron Consulting Group Inc *	11,228	786,971
Hyster-Yale Materials Handling Inc	4,567	316,402
ICF International Inc *	9,636	335,911
InnerWorkings Inc *	17,831	118,933
Insperity Inc	9,402	478,562
Insteel Industries Inc	9,159	171,273
Interface Inc	31,869	798,318
John Bean Technologies Corp	14,085	529,455
Kadant Inc	5,316	250,915
Kaman Corp	12,846	538,761
Kelly Services Inc ‘A’	14,267	218,998
Kforce Inc	12,007	274,600
Kimball International Inc ‘B’	16,332	198,597
KLX Inc *	25,234	1,113,576
Knight Transportation Inc	30,111	805,168
Knoll Inc	23,607	590,883
Korn/Ferry International	24,375	847,519
Kratos Defense & Security Solutions Inc *	22,413	141,202
Lawson Products Inc *	2,201	51,679
LB Foster Co ‘A’	4,944	171,112
Lindsay Corp	5,673	498,713
LSI Industries Inc	10,699	99,929
Lydall Inc *	8,280	244,757
Marten Transport Ltd	11,334	245,948
Masonite International Corp *	14,570	1,021,503
MasTec Inc *	32,315	642,099
Matson Inc	21,020	883,681
Matthews International Corp ‘A’	15,757	837,327
McGrath RentCorp	12,512	380,740
Meritor Inc *	47,428	622,255
Miller Industries Inc	5,583	111,381
Mistras Group Inc *	8,319	157,895
Mobile Mini Inc	22,080	928,243
Moog Inc ‘A’ *	18,669	1,319,525
MRC Global Inc *	49,414	762,952
MSA Safety Inc	14,221	689,861

	Shares	Value
Mueller Industries Inc	27,584	$957,717
Mueller Water Products Inc ‘A’	77,828	708,235
Multi-Color Corp	6,128	391,457
MYR Group Inc *	10,212	316,164
National Presto Industries Inc	2,267	182,085
Navigant Consulting Inc *	23,565	350,412
Navios Maritime Holdings Inc (Monaco)	39,997	148,789
Navistar International Corp *	24,465	553,643
NCI Building Systems Inc *	13,287	200,235
Neff Corp ‘A’ *	5,503	55,525
NL Industries Inc *	3,396	25,164
NN Inc	9,009	229,910
Nortek Inc *	4,584	381,068
Northwest Pipe Co *	4,708	95,902
NV5 Holdings Inc *	2,355	57,132
Omega Flex Inc	1,397	52,611
On Assignment Inc *	25,028	983,100
Orion Marine Group Inc *	14,043	101,390
PAM Transportation Services Inc *	1,488	86,378
Park-Ohio Holdings Corp	4,261	206,488
Patrick Industries Inc *	6,208	236,214
Pendrell Corp *	79,717	109,212
PGT Inc *	23,407	339,636
Plug Power Inc *	84,460	206,927
Ply Gem Holdings Inc *	10,986	129,525
Polypore International Inc *	21,738	1,301,671
Powell Industries Inc	4,349	152,954
Power Solutions International Inc *	2,289	123,652
PowerSecure International Inc *	11,461	169,164
Preformed Line Products Co	1,313	49,526
Primoris Services Corp	18,725	370,755
Proto Labs Inc *	11,263	760,027
Quad/Graphics Inc	13,640	252,476
Quality Distribution Inc *	14,012	216,626
Quanex Building Products Corp	16,545	354,559
Radiant Logistics Inc *	11,526	84,255
Raven Industries Inc	18,280	371,632
RBC Bearings Inc *	11,259	807,946
Republic Airways Holdings Inc *	25,390	233,080
Resources Connection Inc	18,549	298,453
Rexnord Corp *	48,748	1,165,565
Roadrunner Transportation Systems Inc *	13,716	353,873
RPX Corp *	26,480	447,512
Rush Enterprises Inc ‘A’ *	16,991	445,334
Safe Bulkers Inc (Greece)	19,869	63,978
Saia Inc *	12,166	478,002
Scorpio Bulkers Inc *	84,651	137,981
Simpson Manufacturing Co Inc	20,219	687,446
SkyWest Inc	25,091	377,369
SP Plus Corp *	8,065	210,577
Sparton Corp *	4,814	131,518
Standex International Corp	6,144	491,090
Steelcase Inc ‘A’	40,167	759,558
Stock Building Supply Holdings Inc *	7,410	144,866
Sun Hydraulics Corp	10,810	411,969
Swift Transportation Co *	42,748	969,097
TAL International Group Inc *	16,101	508,792
TASER International Inc *	25,887	862,296
Team Inc *	10,004	402,661
Teledyne Technologies Inc *	17,043	1,798,207
Tennant Co	8,789	574,273
Tetra Tech Inc	29,017	743,996
Textainer Group Holdings Ltd	10,637	276,668
The Advisory Board Co *	20,531	1,122,430
The Brink’s Co	23,523	692,282
The ExOne Co *	5,077	56,355
The Gorman-Rupp Co	9,018	253,225
The Greenbrier Cos Inc	12,836	601,367
The KEYW Holding Corp *	16,497	153,752
Thermon Group Holdings Inc *	15,521	373,590

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Titan International Inc	21,079	$226,388
Titan Machinery Inc *	8,169	120,329
TRC Cos Inc *	7,901	80,195
Trex Co Inc *	15,639	773,036
TriMas Corp *	21,920	648,832
TriNet Group Inc *	19,864	503,552
TrueBlue Inc *	20,285	606,522
Tutor Perini Corp *	18,242	393,662
Twin Disc Inc	4,137	77,114
Ultrapetrol Bahamas Ltd * (Argentina)	11,594	13,101
UniFirst Corp	7,171	802,076
Universal Forest Products Inc	9,757	507,657
Universal Truckload Services Inc	3,661	80,396
US Ecology Inc	10,450	509,124
USA Truck Inc *	4,566	96,936
UTi Worldwide Inc *	44,511	444,665
Vectrus Inc *	4,915	122,236
Veritiv Corp *	3,826	139,496
Viad Corp	9,893	268,199
Vicor Corp *	8,158	99,446
Virgin America Inc *	12,105	332,645
Volt Information Sciences Inc *	3,683	35,762
VSE Corp	2,151	115,100
Wabash National Corp *	33,125	415,388
WageWorks Inc *	17,293	699,502
Watts Water Technologies Inc ‘A’	13,525	701,271
Werner Enterprises Inc	21,397	561,671
Wesco Aircraft Holdings Inc *	29,041	439,971
West Corp	24,939	750,664
Woodward Inc	31,445	1,729,161
Xerium Technologies Inc *	5,551	101,028
XPO Logistics Inc *	34,465	1,557,129
YRC Worldwide Inc *	15,802	205,110

		116,857,580

Information Technology - 16.9%

6D Global Technologies Inc *	8,394	54,897
A10 Networks Inc *	15,571	100,277
ACI Worldwide Inc *	56,310	1,383,537
Actua Corp *	19,549	278,769
Acxiom Corp *	37,778	664,137
ADTRAN Inc	25,806	419,347
Advanced Energy Industries Inc *	19,852	545,731
Advanced Micro Devices Inc *	304,613	731,071
Advent Software Inc	25,480	1,126,471
Aerohive Networks Inc *	10,582	73,862
Agilysys Inc *	7,249	66,546
Alliance Fiber Optic Products Inc	6,900	127,995
Alpha & Omega Semiconductor Ltd *	10,616	92,784
Ambarella Inc *	15,127	1,553,392
Amber Road Inc *	7,738	54,321
American Software Inc ‘A’	12,237	116,252
Amkor Technology Inc *	47,234	282,459
Angie’s List Inc *	22,349	137,670
Anixter International Inc *	13,751	895,878
Apigee Corp *	1,951	19,373
Applied Micro Circuits Corp *	39,397	265,930
Applied Optoelectronics Inc *	7,557	131,190
Aspen Technology Inc *	41,212	1,877,207
AVG Technologies NV *	19,681	535,520
Avid Technology Inc *	15,226	203,115
AVX Corp (Japan)	20,088	270,384
Axcelis Technologies Inc *	55,558	164,452
Badger Meter Inc	6,927	439,795
Bankrate Inc * (United Kingdom)	32,327	339,110
Barracuda Networks Inc *	4,022	159,352
Bazaarvoice Inc *	28,923	170,356
Bel Fuse Inc ‘B’	5,025	103,113
Belden Inc	20,584	1,672,038
Benchmark Electronics Inc *	25,270	550,381

	Shares	Value
Benefitfocus Inc *	3,787	$166,060
Black Box Corp	7,473	149,460
Blackbaud Inc	22,635	1,289,063
Blackhawk Network Holdings Inc *	26,291	1,083,189
Blucora Inc *	19,882	321,094
Bottomline Technologies DE Inc *	19,540	543,407
Box Inc ‘A’ *	6,498	121,123
Brightcove Inc *	16,103	110,467
BroadSoft Inc *	14,078	486,676
Brooks Automation Inc	32,727	374,724
Cabot Microelectronics Corp *	11,792	555,521
CACI International Inc ‘A’ *	11,797	954,259
CalAmp Corp *	17,642	322,143
Calix Inc *	20,884	158,927
Callidus Software Inc *	26,971	420,208
Carbonite Inc *	8,788	103,786
Cardtronics Inc *	21,857	809,802
Care.com Inc *	8,319	49,248
Cascade Microtech Inc *	6,384	97,196
Cass Information Systems Inc	5,589	314,214
Cavium Inc *	26,661	1,834,543
CEVA Inc *	9,998	194,261
ChannelAdvisor Corp *	10,563	126,228
Checkpoint Systems Inc	20,223	205,870
Ciber Inc *	39,370	135,827
Ciena Corp *	56,747	1,343,769
Cimpress NV *	15,858	1,334,609
Cirrus Logic Inc *	30,684	1,044,177
Clearfield Inc *	5,727	91,117
Code Rebel Corp *	457	14,793
Coherent Inc *	11,495	729,703
Cohu Inc	12,624	167,016
CommVault Systems Inc *	21,778	923,605
comScore Inc *	16,623	885,341
Comtech Telecommunications Corp	7,709	223,946
Comverse Inc *	10,868	218,229
Constant Contact Inc *	15,505	445,924
Control4 Corp *	9,616	85,486
Convergys Corp	48,044	1,224,642
Cornerstone OnDemand Inc *	25,997	904,696
Coupons.com Inc *	28,995	312,856
Cray Inc *	19,849	585,744
CSG Systems International Inc	15,980	505,927
CTS Corp	16,173	311,654
Cvent Inc *	11,188	288,427
Cyan Inc *	13,131	68,806
Daktronics Inc	19,335	229,313
Datalink Corp *	10,242	91,563
Dealertrack Technologies Inc *	26,422	1,659,037
Demandware Inc *	16,070	1,142,256
DHI Group Inc *	21,126	187,810
Diebold Inc	30,903	1,081,605
Digi International Inc *	11,848	113,148
Digimarc Corp *	3,638	164,219
Digital Turbine Inc *	20,912	63,154
Diodes Inc *	17,900	431,569
Dot Hill Systems Corp *	30,068	184,016
DSP Group Inc *	11,035	113,992
DTS Inc *	8,552	260,750
EarthLink Holdings Corp	50,024	374,680
Eastman Kodak Co *	8,382	140,818
Ebix Inc	13,044	425,365
Electro Rent Corp	8,153	88,542
Electronics For Imaging Inc *	22,549	981,107
Ellie Mae Inc *	14,210	991,716
EMCORE Corp *	10,705	64,444
Endurance International Group Holdings Inc *	28,169	581,972
EnerNOC Inc *	13,698	132,871
Entegris Inc *	67,582	984,670
Envestnet Inc *	17,125	692,364

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
EPAM Systems Inc *	23,553	$1,677,680
Epiq Systems Inc	15,556	262,585
ePlus Inc *	2,670	204,655
Euronet Worldwide Inc *	25,099	1,548,608
EVERTEC Inc	31,761	674,604
Everyday Health Inc *	9,978	127,519
Exar Corp *	18,951	185,341
ExlService Holdings Inc *	16,161	558,847
Extreme Networks Inc *	48,566	130,643
Fabrinet * (Thailand)	17,146	321,145
Fair Isaac Corp	15,106	1,371,323
Fairchild Semiconductor International Inc *	56,281	978,164
FARO Technologies Inc *	8,386	391,626
FEI Co	19,992	1,657,937
Finisar Corp *	50,256	898,075
Five9 Inc *	10,577	55,318
Fleetmatics Group PLC *	18,491	865,934
FormFactor Inc *	27,889	256,579
Forrester Research Inc	4,925	177,398
Gigamon Inc *	13,256	437,315
Global Cash Access Holdings Inc *	33,175	256,774
Globant SA *	7,264	221,044
Glu Mobile Inc *	57,886	359,472
Gogo Inc *	27,121	581,203
GrubHub Inc *	36,185	1,232,823
GSI Group Inc *	16,184	243,246
GTT Communications Inc *	11,804	281,761
Guidance Software Inc *	8,837	74,849
Guidewire Software Inc *	33,848	1,791,575
Harmonic Inc *	42,817	292,440
Heartland Payment Systems Inc	17,773	960,631
Hortonworks Inc *	3,668	92,874
HubSpot Inc *	9,018	447,112
IGATE Corp *	17,564	837,627
II-VI Inc *	25,346	481,067
Imation Corp *	13,720	55,703
Immersion Corp *	13,598	172,287
Imperva Inc *	12,852	870,080
Infinera Corp *	62,723	1,315,929
Infoblox Inc *	27,604	723,501
Inphi Corp *	18,444	421,630
Insight Enterprises Inc *	18,653	557,911
Integrated Device Technology Inc *	71,401	1,549,402
Integrated Silicon Solution Inc	15,272	338,122
Interactive Intelligence Group Inc *	8,236	366,255
InterDigital Inc	17,416	990,796
Internap Corp *	27,672	255,966
Intersil Corp ‘A’	63,412	793,284
Intralinks Holdings Inc *	19,778	235,556
InvenSense Inc *	37,306	563,321
Itron Inc *	18,520	637,829
Ixia *	28,864	359,068
IXYS Corp	12,233	187,165
j2 Global Inc	23,236	1,578,654
Jive Software Inc *	21,275	111,694
Kimball Electronics Inc *	13,795	201,269
Knowles Corp *	40,497	732,996
Kopin Corp *	32,554	112,311
KVH Industries Inc *	7,927	106,618
Lattice Semiconductor Corp *	56,543	333,038
Limelight Networks Inc *	29,755	117,235
Lionbridge Technologies Inc *	33,061	203,986
Liquidity Services Inc *	11,517	110,909
Littelfuse Inc	10,845	1,029,082
LivePerson Inc *	27,191	266,744
LogMeIn Inc *	11,891	766,851
Luxoft Holding Inc *	8,801	497,697
M/A-COM Technology Solutions Holdings Inc *	11,303	432,340
Manhattan Associates Inc *	35,613	2,124,315

	Shares	Value
ManTech International Corp ‘A’	11,762	$341,098
Marchex Inc ‘B’	17,049	84,393
Marin Software Inc *	14,398	97,043
Marketo Inc *	16,627	466,554
Mattson Technology Inc *	34,957	117,106
MAXIMUS Inc	31,943	2,099,613
MaxLinear Inc ‘A’ *	24,664	298,434
MaxPoint Interactive Inc *	2,987	24,135
Mentor Graphics Corp	48,243	1,275,062
Mercury Systems Inc *	16,608	243,141
Mesa Laboratories Inc	1,403	124,727
Methode Electronics Inc	18,614	510,954
Micrel Inc	21,392	297,349
Microsemi Corp *	45,953	1,606,057
MicroStrategy Inc ‘A’ *	4,472	760,598
Millennial Media Inc *	54,285	87,942
MKS Instruments Inc	25,776	977,941
MobileIron Inc *	17,937	106,008
Model N Inc *	10,395	123,804
ModusLink Global Solutions Inc *	17,812	60,561
MoneyGram International Inc *	13,908	127,815
Monolithic Power Systems Inc	18,978	962,374
Monotype Imaging Holdings Inc	19,240	463,876
Monster Worldwide Inc *	44,299	289,715
MTS Systems Corp	7,126	491,338
Multi-Fineline Electronix Inc * (Singapore)	4,437	96,993
Nanometrics Inc *	11,981	193,134
NeoPhotonics Corp *	13,505	123,301
NETGEAR Inc *	16,607	498,542
NetScout Systems Inc *	18,009	660,390
NeuStar Inc ‘A’ *	8,490	247,993
New Relic Inc *	2,964	104,303
Newport Corp *	19,295	365,833
NIC Inc	31,641	578,397
Nimble Storage Inc *	24,311	682,167
Novatel Wireless Inc *	17,665	57,411
NVE Corp	2,283	178,987
Oclaro Inc *	45,827	103,569
OmniVision Technologies Inc *	27,979	732,910
OPOWER Inc *	12,373	142,413
OSI Systems Inc *	9,601	679,655
Park City Group Inc *	4,781	59,237
Park Electrochemical Corp	9,843	188,592
Paycom Software Inc *	15,305	522,666
Paylocity Holding Corp *	7,464	267,584
PC Connection Inc	4,742	117,317
PDF Solutions Inc *	13,226	211,616
Pegasystems Inc	17,216	394,074
Perficient Inc *	17,351	333,833
Pericom Semiconductor Corp	11,123	146,267
PFSweb Inc *	5,269	73,028
Photronics Inc *	32,082	305,100
Plantronics Inc	18,890	1,063,696
Plexus Corp *	16,202	710,944
PMC-Sierra Inc *	84,440	722,806
Polycom Inc *	65,381	747,959
Power Integrations Inc	14,134	638,574
Progress Software Corp *	24,414	671,385
Proofpoint Inc *	19,097	1,215,906
PROS Holdings Inc *	11,512	243,018
Q2 Holdings Inc *	9,299	262,697
QAD Inc ‘A’	4,658	123,111
Qlik Technologies Inc *	44,073	1,540,792
QLogic Corp *	42,298	600,209
Qualys Inc *	12,012	484,684
Quantum Corp *	106,195	178,408
QuinStreet Inc *	16,838	108,605
Rally Software Development Corp *	12,601	245,089
Rambus Inc *	55,789	808,383
RealD Inc *	20,213	249,226

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
RealNetworks Inc *	10,442	$56,491
RealPage Inc *	25,452	485,370
Reis Inc	4,246	94,176
RetailMeNot Inc *	18,431	328,625
Rocket Fuel Inc *	12,225	100,245
Rofin-Sinar Technologies Inc *	13,602	375,415
Rogers Corp *	8,974	593,540
Rovi Corp *	42,392	676,152
Ruckus Wireless Inc *	36,116	373,439
Rudolph Technologies Inc *	15,689	188,425
Sanmina Corp *	40,073	807,872
Sapiens International Corp NV (Israel)	12,208	126,719
ScanSource Inc *	13,743	523,059
Science Applications International Corp	22,210	1,173,798
SciQuest Inc *	13,196	195,433
Seachange International Inc *	16,427	115,153
Semtech Corp *	32,044	636,073
ServiceSource International Inc *	29,004	158,652
ShoreTel Inc *	31,434	213,123
Shutterstock Inc *	9,430	552,975
Sigma Designs Inc *	16,535	197,263
Silicon Graphics International Corp *	17,179	111,148
Silicon Laboratories Inc *	20,550	1,109,905
Silver Spring Networks Inc *	17,513	217,336
Sonus Networks Inc *	23,718	164,129
SPS Commerce Inc *	8,025	528,045
Stamps.com Inc *	6,913	508,589
Stratasys Ltd *	24,461	854,423
Super Micro Computer Inc *	17,866	528,476
Sykes Enterprises Inc *	19,008	460,944
Synaptics Inc *	17,797	1,543,623
Synchronoss Technologies Inc *	18,688	854,602
SYNNEX Corp	13,896	1,017,048
Syntel Inc *	15,278	725,399
Take-Two Interactive Software Inc *	40,838	1,125,904
Tangoe Inc *	18,804	236,554
Tech Data Corp *	17,414	1,002,350
TechTarget Inc *	9,168	81,870
TeleCommunication Systems Inc ‘A’ *	24,513	81,138
Telenav Inc *	13,446	108,240
TeleTech Holdings Inc	8,013	216,992
Tessera Technologies Inc	25,485	967,920
Textura Corp *	9,426	262,326
The Hackett Group Inc	12,023	161,469
The Rubicon Project Inc *	12,367	185,010
TiVo Inc *	47,049	477,077
Travelzoo Inc *	3,836	43,270
TrueCar Inc *	23,477	281,489
TTM Technologies Inc *	29,031	290,020
TubeMogul Inc *	6,580	94,028
Tyler Technologies Inc *	16,242	2,101,390
Ubiquiti Networks Inc	14,726	469,980
Ultra Clean Holdings Inc *	15,025	93,606
Ultratech Inc *	13,401	248,723
Unisys Corp *	24,425	488,256
United Online Inc *	6,721	105,318
Universal Display Corp *	19,433	1,005,269
Varonis Systems Inc *	4,262	94,148
VASCO Data Security International Inc *	14,236	429,785
Veeco Instruments Inc *	19,446	558,878
Verint Systems Inc *	29,558	1,795,501
ViaSat Inc *	20,601	1,241,416
Violin Memory Inc *	43,222	105,894
VirnetX Holding Corp *	21,965	92,253
Virtusa Corp *	14,251	732,501
Vishay Intertechnology Inc	64,142	749,179
Vishay Precision Group Inc *	6,407	96,489
Web.com Group Inc *	21,227	514,118
WebMD Health Corp *	18,273	809,128
Wix.com Ltd * (Israel)	8,947	211,328

	Shares	Value
Workiva Inc *	3,629	$50,189
Xcerra Corp *	26,844	203,209
XO Group Inc *	12,884	210,653
Xoom Corp *	15,604	328,542
Yodlee Inc *	8,429	121,715
Zendesk Inc *	25,804	573,107
Zix Corp *	28,180	145,691

		155,986,824

Materials - 4.0%

A Schulman Inc	14,102	616,539
AEP Industries Inc *	1,936	106,867
AK Steel Holding Corp *	86,285	333,923
American Vanguard Corp	14,188	195,794
Axiall Corp	33,934	1,223,321
Balchem Corp	14,984	834,908
Berry Plastics Group Inc *	57,668	1,868,443
Boise Cascade Co *	19,352	709,831
Calgon Carbon Corp	25,312	490,547
Carpenter Technology Corp	23,975	927,353
Century Aluminum Co *	24,109	251,457
Chase Corp	3,417	135,826
Chemtura Corp *	32,585	922,481
Clearwater Paper Corp *	9,249	529,968
Cliffs Natural Resources Inc	73,347	317,592
Coeur Mining Inc *	65,570	374,405
Commercial Metals Co	56,281	904,998
Core Molding Technologies Inc *	3,616	82,589
Deltic Timber Corp	5,366	362,956
Ferro Corp *	35,197	590,606
Flotek Industries Inc *	26,035	326,219
FutureFuel Corp	11,173	143,797
Globe Specialty Metals Inc	31,329	554,523
Greif Inc ‘A’	14,512	520,255
Handy & Harman Ltd *	1,400	48,510
Hawkins Inc	5,108	206,312
Haynes International Inc	5,960	293,947
HB Fuller Co	24,302	987,147
Headwaters Inc *	35,831	652,841
Hecla Mining Co	178,425	469,258
Horsehead Holding Corp *	27,387	320,976
Innophos Holdings Inc	9,978	525,242
Innospec Inc	11,602	522,554
Intrepid Potash Inc *	27,117	323,777
Kaiser Aluminum Corp	8,185	680,010
KapStone Paper & Packaging Corp	41,410	957,399
KMG Chemicals Inc	4,920	125,165
Koppers Holdings Inc	9,960	246,211
Kraton Performance Polymers Inc *	15,264	364,504
Kronos Worldwide Inc	9,917	108,690
Louisiana-Pacific Corp *	69,194	1,178,374
LSB Industries Inc *	9,549	389,981
Materion Corp	9,787	344,992
Minerals Technologies Inc	16,792	1,144,039
Myers Industries Inc	11,874	225,606
Neenah Paper Inc	8,198	483,354
Olin Corp	37,509	1,010,868
Olympic Steel Inc	4,529	78,986
OM Group Inc	14,540	488,544
OMNOVA Solutions Inc *	23,024	172,450
PH Glatfelter Co	21,138	464,825
PolyOne Corp	43,009	1,684,663
Quaker Chemical Corp	6,417	570,086
Rayonier Advanced Materials Inc	19,301	313,834
Real Industry Inc *	11,631	132,012
Rentech Inc *	80,814	86,471
RTI International Metals Inc *	14,949	471,192
Ryerson Holding Corp *	5,897	53,663
Schnitzer Steel Industries Inc ‘A’	12,640	220,821
Schweitzer-Mauduit International Inc	14,812	590,703

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value
Senomyx Inc *	21,379	$114,591
Sensient Technologies Corp	22,498	1,537,513
Stepan Co	9,317	504,143
Stillwater Mining Co *	58,535	678,421
Summit Materials Inc ‘A’ *	12,258	312,579
SunCoke Energy Inc	31,606	410,878
TimkenSteel Corp	18,909	510,354
Trecora Resources *	9,833	148,478
Tredegar Corp	12,118	267,929
Trinseo SA *	5,578	149,714
Tronox Ltd ‘A’	30,592	447,561
United States Lime & Minerals Inc (Canada)	917	53,296
US Concrete Inc *	7,253	274,816
Valhi Inc	6,179	34,973
Wausau Paper Corp	20,492	188,117
Worthington Industries Inc	23,248	698,835

		36,595,403

Telecommunication Services - 0.8%

8x8 Inc *	42,605	381,741
Atlantic Tele-Network Inc	4,817	332,758
Boingo Wireless Inc *	17,185	141,948
Cincinnati Bell Inc *	102,646	392,108
Cogent Communications Holdings Inc	22,120	748,541
Consolidated Communications Holdings Inc	24,206	508,568
FairPoint Communications Inc *	10,340	188,395
General Communication Inc ‘A’ *	17,184	292,300
Globalstar Inc *	227,696	480,438
Hawaiian Telcom Holdco Inc *	5,123	133,710
IDT Corp ‘B’	8,129	146,972
inContact Inc *	29,671	292,853
Inteliquent Inc	16,395	301,668
Intelsat SA * (United Kingdom)	13,643	135,338
Iridium Communications Inc *	40,162	365,073
Lumos Networks Corp	10,538	155,857
NTELOS Holdings Corp	8,715	40,263
ORBCOMM Inc *	27,514	185,719
Pacific DataVision Inc *	6,031	254,086
Premiere Global Services Inc *	22,747	234,067
RingCentral Inc ‘A’ *	25,614	473,603
Shenandoah Telecommunications Co	11,691	400,183
Spok Holdings Inc	10,901	183,573
Straight Path Communications Inc ‘B’ *	4,533	148,637
Vonage Holdings Corp *	89,981	441,807
Windstream Holdings Inc	48,226	307,682

		7,667,888

Utilities - 3.2%

Abengoa Yield PLC (Spain)	23,260	728,503
ALLETE Inc	23,495	1,089,933
American States Water Co	18,345	685,920
Artesian Resources Corp ‘A’	3,876	81,745
Atlantic Power Corp	57,617	177,460
Avista Corp	30,081	921,983
Black Hills Corp	21,591	942,447
California Water Service Group	23,000	525,550
Chesapeake Utilities Corp	7,298	392,997
Cleco Corp	29,062	1,564,989
Connecticut Water Service Inc	5,386	183,986
Consolidated Water Co Ltd (Cayman)	6,136	77,314
Dynegy Inc *	61,832	1,808,586
El Paso Electric Co	19,444	673,929
Genie Energy Ltd ‘B’ *	5,651	59,166
IDACORP Inc	24,281	1,363,135
MGE Energy Inc	16,642	644,545
Middlesex Water Co	7,882	177,818
New Jersey Resources Corp	41,328	1,138,586
Northwest Natural Gas Co	12,755	538,006
NorthWestern Corp	22,662	1,104,772
NRG Yield Inc ‘A’	16,889	371,389

	Shares	Value
NRG Yield Inc ‘C’	16,104	$352,517
ONE Gas Inc	25,370	1,079,747
Ormat Technologies Inc	17,814	671,231
Otter Tail Corp	17,902	476,193
Pattern Energy Group Inc	24,449	693,863
Piedmont Natural Gas Co Inc	37,753	1,333,058
PNM Resources Inc	38,612	949,855
Portland General Electric Co	38,074	1,262,534
SJW Corp	7,632	234,226
South Jersey Industries Inc	32,958	815,051
Southwest Gas Corp	22,607	1,202,918
Spark Energy Inc ‘A’	2,152	33,915
Talen Energy Corp *	39,518	678,129
The Empire District Electric Co	20,912	455,882
The Laclede Group Inc	20,978	1,092,115
The York Water Co	6,274	130,876
UIL Holdings Corp	27,449	1,257,713
Unitil Corp	6,644	219,385
Vivint Solar Inc *	9,759	118,767
WGL Holdings Inc	24,133	1,310,181

		29,620,915

Total Common Stocks (Cost $762,594,372)		908,869,697

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 07/01/15 (Dated 06/30/15, repurchase price of $16,199,145; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $16,524,125)	$16,199,145	16,199,145

Total Short-Term Investment (Cost $16,199,145)		16,199,145

TOTAL INVESTMENTS - 99.9% (Cost $778,820,033)		925,157,639

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,098,368

NET ASSETS - 100.0%		$926,256,007

Notes to Schedule of Investments

(a)	As of June 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	23.8%
Information Technology	16.9%
Health Care	15.8%
Consumer Discretionary	14.3%
Industrials	12.6%
Materials	4.0%
Energy	3.8%
Utilities	3.2%
Consumer Staples	3.0%
Others (each less than 3.0%)	2.5%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

(c)	Investments with a total aggregate value of $88,797 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(d)	Open futures contracts outstanding as of June 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/15)	146	($228,713)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2015:

		Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$88,797	$-	$-	$88,797
	Common Stocks (1)	908,869,697	908,869,697	-	-
	Short-Term Investment	16,199,145	-	16,199,145	-

	Total Assets	925,157,639	908,869,697	16,199,145	88,797

Liabilities	Derivatives:
	Equity Contracts
	Futures	(228,713)	(228,713)	-	-

	Total Liabilities	(228,713)	(228,713)	-	-

	Total	$924,928,926	$908,640,984	$16,199,145	$88,797

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-199 and A-200

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies—not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30b-2(a)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 3, 2015

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2015